UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Variable Insurance Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

•	PIMCO Variable Insurance Trust-PIMCO All Asset Portfolio-Administrative Class

•	PIMCO Variable Insurance Trust-PIMCO All Asset Portfolio-Institutional Class

•	PIMCO Variable Insurance Trust-PIMCO All Asset Portfolio-Advisor Class

•	PIMCO Variable Insurance Trust-PIMCO All Asset Portfolio-Class M

•	PIMCO Variable Insurance Trust-PIMCO CommodityRealReturn® Strategy Portfolio-Administrative Class

•	PIMCO Variable Insurance Trust-PIMCO CommodityRealReturn® Strategy Portfolio-Advisor Class

•	PIMCO Variable Insurance Trust-PIMCO Emerging Markets Bond Portfolio-Administrative Class

•	PIMCO Variable Insurance Trust-PIMCO Emerging Markets Bond Portfolio-Advisor Class

•	PIMCO Variable Insurance Trust-PIMCO Foreign Bond Portfolio-(Unhedged) Administrative Class

•	PIMCO Variable Insurance Trust-PIMCO Foreign Bond Portfolio-(Unhedged) Advisor Class

•	PIMCO Variable Insurance Trust-PIMCO Foreign Bond Portfolio-(U.S. Dollar-Hedged) Administrative Class

•	PIMCO Variable Insurance Trust-PIMCO Foreign Bond Portfolio-(U.S. Dollar-Hedged) Institutional Class

•	PIMCO Variable Insurance Trust-PIMCO Global Advantage Strategy Bond Portfolio-Administrative Class

•	PIMCO Variable Insurance Trust-PIMCO Global Bond Portfolio-(Unhedged) Administrative Class

•	PIMCO Variable Insurance Trust-PIMCO Global Bond Portfolio-(Unhedged) Institutional Class

•	PIMCO Variable Insurance Trust-PIMCO Global Bond Portfolio-(Unhedged) Advisor Class

•	PIMCO Variable Insurance Trust-PIMCO Global Multi-Asset Portfolio-Administrative Class

•	PIMCO Variable Insurance Trust-PIMCO Global Multi-Asset Portfolio-Advisor Class

•	PIMCO Variable Insurance Trust-PIMCO High Yield Portfolio-Administrative Class

•	PIMCO Variable Insurance Trust-PIMCO High Yield Portfolio-Institutional Class

•	PIMCO Variable Insurance Trust-PIMCO High Yield Portfolio-Advisor Class

•	PIMCO Variable Insurance Trust-PIMCO Long-Term U.S. Government Portfolio-Administrative Class

•	PIMCO Variable Insurance Trust-PIMCO Long-Term U.S. Government Portfolio-Institutional Class

•	PIMCO Variable Insurance Trust-PIMCO Long-Term U.S. Government Portfolio-Advisor Class

•	PIMCO Variable Insurance Trust-PIMCO Low Duration Portfolio-Administrative Class

•	PIMCO Variable Insurance Trust-PIMCO Low Duration Portfolio-Institutional Class

•	PIMCO Variable Insurance Trust-PIMCO Low Duration Portfolio-Advisor Class

•	PIMCO Variable Insurance Trust-PIMCO Money Market Portfolio-Administrative Class

•	PIMCO Variable Insurance Trust-PIMCO Money Market Portfolio-Institutional Class

•	PIMCO Variable Insurance Trust-PIMCO Real Return Portfolio-Administrative Class

•	PIMCO Variable Insurance Trust-PIMCO Real Return Portfolio-Institutional Class

•	PIMCO Variable Insurance Trust-PIMCO Real Return Portfolio-Advisor Class

•	PIMCO Variable Insurance Trust-PIMCO Short-Term Portfolio-Administrative Class

•	PIMCO Variable Insurance Trust-PIMCO Short-Term Portfolio-Institutional Class

•	PIMCO Variable Insurance Trust-PIMCO Short-Term Portfolio-Advisor Class

•	PIMCO Variable Insurance Trust-PIMCO Total Return Portfolio-Administrative Class

•	PIMCO Variable Insurance Trust-PIMCO Total Return Portfolio-Institutional Class

•	PIMCO Variable Insurance Trust-PIMCO Total Return Portfolio-Advisor Class

•	PIMCO Variable Insurance Trust-PIMCO Unconstrained Bond Portfolio-Administrative Class

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO All Asset Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset, and PIMCO RealRetirement® Funds (“Underlying PIMCO Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. An Underlying PIMCO Fund investing in derivatives could lose more than the principal amount invested in these instruments. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011 .

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

PIMCO Fundamental Advantage Total Return Strategy Fund	13.6%
PIMCO Income Fund	9.0%
PIMCO Real Return Asset Fund	8.2%
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	7.8%
PIMCO Floating Income Fund	6.3%
PIMCO Unconstrained Bond Fund	5.8%
Other	49.3%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	5 Years	Class Inception (04/30/2003)
PIMCO All Asset Portfolio Administrative Class	4.68%	12.80%	6.77%	7.48%
Barclays Capital U.S. TIPS: 1-10 Year Index±	5.38%	7.48%	6.55%	5.56%
Consumer Price Index + 500 Basis Points±±	5.57%	8.84%	7.37%	7.78%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the Underlying PIMCO Funds, as supplemented to date, is 1.235% for Administrative Class shares.

± Barclays Capital U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,046.82	$1,022.27
Expenses Paid During Period†	$2.59	$2.56
Net Annualized Expense Ratio††	0.505%	0.505%

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

††The expense ratio excludes the expenses of the Underlying PIMCO Funds, which based upon the allocation of the Portfolio’s assets among the Underlying PIMCO Funds are indirectly borne by the shareholders of the Portfolio. The Underlying PIMCO Fund expenses attributable to advisory and supervisory and administrative fees indirectly borne by the Portfolio are currently capped at 0.64% of total assets. The annualized expense ratio reflects net annualized expenses after application of an expense waiver of 0.07%.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Global Multi-Asset Fund and PIMCO RealRetirement Funds® as well as funds of PIMCO Equity Series, an affiliated open-end investment company). Though it is anticipated that the Portfolio will not currently invest in the PIMCO StocksPLUS® TR Short Strategy Fund, the Portfolio may invest in this Underlying PIMCO Fund in the future, without shareholder approval, at the discretion of PIMCO. The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers.

»

A continued, albeit reduced, focus on long-maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), primarily through the PIMCO Real Return Asset Fund, benefited performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

»

Holdings in the PIMCO Fundamental Advantage Total Return Strategy Fund benefited performance. This Underlying PIMCO Fund, which combines long equity exposure via the Enhanced RAFI® 1000 Index and short equity exposure via the S&P 500 Index with actively managed fixed income collateral, posted positive returns for the reporting period.

»

Modest exposure to emerging markets equity, primarily through the PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, contributed to performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

»

Continued allocations to low beta, alpha-oriented strategies, expressed primarily through the holdings of the PIMCO Unconstrained Bond Fund, contributed to performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

»

Exposure to commodities, achieved through the PIMCO CommodityRealReturn Strategy Fund® and the PIMCO CommoditiesPLUS™ Strategy Fund, added to performance as these Underlying PIMCO Funds posted positive returns for the reporting period.

»

An increasing allocation to credit strategies, primarily through the PIMCO Floating Income Fund and PIMCO High Yield Fund, benefited performance as these Underlying PIMCO Funds posted positive returns for the reporting period.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Administrative Class
Net asset value beginning of year or period	$10.98		$10.45	$9.20	$11.72	$11.67	$11.81
Net investment income (a)	0.24		0.96	0.86	0.54	0.86	0.63
Net realized/unrealized gain (loss) on investments	0.27		0.37	1.10	(2.36)	0.09	(0.10)
Total income (loss) from investment operations	0.51		1.33	1.96	(1.82)	0.95	0.53
Dividends from net investment income	(0.25)		(0.80)	(0.71)	(0.60)	(0.90)	(0.64)
Distributions from net realized capital gains	0.00		0.00	0.00	(0.03)	0.00	(0.03)
Tax basis return of capital	0.00		0.00	0.00	(0.07)	0.00	0.00
Total distributions	(0.25)		(0.80)	(0.71)	(0.70)	(0.90)	(0.67)
Net asset value end of year or period	$11.24		$10.98	$10.45	$9.20	$11.72	$11.67
Total return	4.68%		13.09%	21.57%	(15.84)%	8.33%	4.66%
Net assets end of year or period (000s)	$500,643		$409,616	$246,585	$168,540	$255,691	$251,076
Ratio of expenses to average net assets	0.505	%*	0.545%	0.585%	0.555%	0.555%	0.585	%(b)
Ratio of expenses to average net assets excluding waivers	0.575	%*	0.575%	0.585%	0.575%	0.575%	0.585	%(b)
Ratio of expenses to average net assets excluding interest expense	0.505	%*	0.545%	0.585%	0.555%	0.555%	0.585	%(b)
Ratio of expenses to average net assets excluding interest expense and waivers	0.575	%*	0.575%	0.585%	0.575%	0.575%	0.585	%(b)
Ratio of net investment income to average net assets	4.31	%*	8.79%	8.63%	4.92%	7.06%	5.39%
Portfolio turnover rate	25	%**	99%**	126%	91%	101%	66%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2006, the advisory fee was reduced to 0.175%.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments in Affiliates, at value	$933,688
Repurchase agreements, at value	833
Cash	1
Receivable for investments in Affiliates sold	3,789
Receivable for Portfolio shares sold	611
Dividends receivable from Affiliates	2,500
941,422

Liabilities:
Payable for investments in Affiliates purchased	$7,127
Payable for Portfolio shares redeemed	142
Accrued related party fees	436
7,705

Net Assets	$933,717

Net Assets Consist of:
Paid in capital	$1,036,605
Undistributed net investment income	12,988
Accumulated undistributed net realized (loss)	(185,333)
Net unrealized appreciation	69,457
$933,717

Net Assets:
Institutional Class	$4,205
Administrative Class	500,643
Advisor Class	349,049
Class M	79,820

Shares Issued and Outstanding:
Institutional Class	371
Administrative Class	44,533
Advisor Class	30,986
Class M	7,073

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.33
Administrative Class	11.24
Advisor Class	11.26
Class M	11.28

Cost of Investments in Affiliates	$864,231
Cost of Repurchase Agreements	$833

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Dividends from Affiliate investments	$20,812
Total Income	20,812

Expenses:
Investment advisory fees	754
Supervisory and administrative fees	1,078
Servicing fees – Administrative Class	336
Distribution and/or servicing fees – Advisor Class	417
Distribution and/or servicing fees – Class M	171
Total Expenses	2,756
Waiver and/or Reimbursement by PIMCO	(300)
Net Expenses	2,456

Net Investment Income	18,356

Net Realized and Unrealized Gain:
Net realized gain on Affiliate investments	7,389
Net change in unrealized appreciation on Affiliate investments	13,532
Net Gain	20,921

Net Increase in Net Assets Resulting from Operations	$39,277

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$18,356	$72,645
Net realized gain on Affiliate investments	7,389	92,000
Net capital gain distributions received from Underlying Funds	0	3,633
Net change in unrealized appreciation (depreciation) on Affiliate investments	13,532	(32,741)
Net increase resulting from operations	39,277	135,537

Distributions to Shareholders:
From net investment income
Institutional Class	(91)	(218)
Administrative Class	(10,684)	(24,792)
Advisor Class	(10,686)	(40,523)
Class M	(1,890)	(4,468)

Total Distributions	(23,351)	(70,001)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	101,491	(1,095,321)

Total Increase (Decrease) in Net Assets	117,417	(1,029,785)

Net Assets:
Beginning of period	816,300	1,846,085
End of period*	$933,717	$816,300

*Including undistributed net investment income of:	$12,988	$17,983

**	See note 10 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO All Asset Portfolio

June 30, 2011 (Unaudited)

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS 100.0% (a)(b)
PIMCO CommoditiesPLUSTM Strategy Fund	1,703,192	$21,971
PIMCO CommodityRealReturn Strategy Fund®	1,418,265	12,396
PIMCO Convertible Fund	2,339,410	33,407
PIMCO Diversified Income Fund	3,319,568	38,474
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	6,552,459	72,929
PIMCO Emerging Local Bond Fund	876,996	9,665
PIMCO Emerging Markets Bond Fund	275,957	3,105
PIMCO Emerging Markets Currency Fund	3,747,542	41,485
PIMCO EqS Pathfinder FundTM	2,129,505	22,679
PIMCO Floating Income Fund	6,559,557	59,036
PIMCO Foreign Bond Fund (Unhedged)	576,693	6,349
PIMCO Fundamental Advantage Total Return Strategy Fund	28,687,602	126,799
PIMCO Fundamental IndexPLUSTM Fund	90,174	559
PIMCO Fundamental IndexPLUSTM TR Fund	654,723	3,817
PIMCO Global Advantage Strategy Bond Fund	2,005,905	23,168
PIMCO High Yield Fund	4,309,025	40,332
PIMCO High Yield Spectrum Fund	4,250,452	44,460
PIMCO Income Fund	7,448,507	84,392
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	387,420	2,743
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	437,275	2,952
PIMCO Investment Grade Corporate Bond Fund	3,989,572	42,489
PIMCO Long Duration Total Return Fund	422,998	4,661
PIMCO Long-Term Credit Fund	2,334,390	27,569
PIMCO Long-Term U.S. Government Fund	400,221	4,270
PIMCO Low Duration Fund	224,670	2,359
PIMCO Real Return Asset Fund	6,616,500	77,082
PIMCO Real Return Fund	1,082,783	12,636
PIMCO RealEstateRealReturn Strategy Fund	3,775,139	18,800
PIMCO Senior Floating Rate Fund	1,000,294	9,993
PIMCO Small Cap StocksPLUS® TR Fund	218,595	1,736
PIMCO StocksPLUS® Total Return Fund	11,287	93
PIMCO Total Return Fund	2,477,812	27,231
PIMCO Unconstrained Bond Fund	4,869,108	54,047

Total Mutual Funds (Cost $864,228)		933,684

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/01/2011	$833	833

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $850. Repurchase proceeds are $833.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO 0.0% (a)
	374	4

Total Short-Term Instruments (Cost $836)		837

Total Investments 100.1% (Cost $865,064)		$934,521

Other Assets and Liabilities (Net) (0.1%)		(804)

Net Assets 100.0%		$933,717

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each Fund.

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO All Asset Portfolio (Cont.)

June 30, 2011 (Unaudited)

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Mutual Funds	$933,684	$0	$0	$933,684
Short-Term Instruments
Repurchase Agreements	0	833	0	833
PIMCO Short-Term Floating NAV Portfolio	4	0	0	4

	$933,688	$833	$0	$934,521

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  ORGANIZATION

The PIMCO All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class, Advisor Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares or, as applicable, Class M shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the PIMCO Fundamental IndexPLUS™, PIMCO Fundamental IndexPLUS™ TR, PIMCO International StocksPLUS® TR Strategy (Unhedged), PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® TR, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Total Return, PIMCO EqS Emerging Markets and PIMCO EqS PathfinderTM Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the PIMCO CommodityRealReturn® Strategy, PIMCO Real Return, PIMCO Real Return Asset and PIMCO RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3).

Semiannual Report	June 30, 2011	13

Notes to Financial Statements (Cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

5.  PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in Underlying PIMCO Funds, the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objectives will depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The Portfolio’s net asset value will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying PIMCO Fund, which will vary.

Investing in the Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

In the normal course of business the Underlying PIMCO Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Underlying PIMCO Funds’ investments in financial derivatives and other financial instruments expose the Underlying PIMCO Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Underlying PIMCO Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Underlying PIMCO Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying PIMCO Funds, or, in the case of hedging positions, that the Underlying PIMCO Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Underlying PIMCO Funds’ investment in foreign currency denominated securities may reduce the returns of the Underlying PIMCO Funds.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

14	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently decreases, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Underlying PIMCO Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Underlying PIMCO Funds’ overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Underlying PIMCO Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted separate Distribution Plans for the Advisor Class and Class M shares of the Portfolio. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution Plans permit payments for expenses in connection with the distribution and marketing of Advisor Class and Class M shares and/or the provision of shareholder services to Advisor Class and Class M shareholders which permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class and Class M shares.

The Trust has also adopted Administrative Services Plans (“Service Plans”) for the Class M shares of the Portfolio. The Service Plans allows the Portfolio to use its Class M assets to compensate or reimburse financial intermediaries that provide services relating to Class M shares which permits the Portfolio to make total payments at an annual rate of 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

Semiannual Report	June 30, 2011	15

Notes to Financial Statements (Cont.)

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2012, to reduce its Investment Advisory Fee to the extent that the Acquired Fund Fees and expenses attributable to Investment

Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. The waiver is reflected in the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2011, the amount was $299,765. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The PIMCO All Asset Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2011 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2011	Dividend Income
PIMCO CommoditiesPLUSTM Strategy Fund	$27,967	$16,726	$(24,542)	$2,132	$(312)	$21,971	$1,474
PIMCO CommodityRealReturn Strategy Fund®	33,330	13,945	(36,636)	4,655	(2,898)	12,396	1,685
PIMCO Convertible Fund	32,657	9,666	(9,981)	50	1,015	33,407	431
PIMCO Diversified Income Fund	27,701	10,324	0	0	449	38,474	985
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	36,690	33,843	0	0	2,396	72,929	843
PIMCO Emerging Local Bond Fund	12,599	2,972	(6,102)	1,605	(1,409)	9,665	233
PIMCO Emerging Markets Bond Fund	4,532	2,230	(3,661)	965	(961)	3,105	76
PIMCO Emerging Markets Currency Fund	24,080	16,061	(49)	0	1,393	41,485	279
PIMCO EqS Pathfinder FundTM	21,636	0	0	0	1,043	22,679	0
PIMCO Floating Income Fund	50,772	9,070	(274)	(1)	(531)	59,036	1,228
PIMCO Foreign Bond Fund (Unhedged)	6,010	76	0	0	263	6,349	76
PIMCO Fundamental Advantage Total Return Strategy Fund	131,798	27,305	(33,423)	(2,210)	3,329	126,799	2,294
PIMCO Fundamental IndexPLUSTM Fund	515	86	0	0	(42)	559	86
PIMCO Fundamental IndexPLUSTM TR Fund	3,489	190	0	0	138	3,817	190
PIMCO Global Advantage Strategy Bond Fund	22,002	332	0	0	834	23,168	332
PIMCO High Yield Fund	31,409	8,777	0	0	146	40,332	1,359
PIMCO High Yield Spectrum Fund	0	44,919	0	0	(459)	44,460	919
PIMCO Income Fund	75,671	6,684	0	0	2,037	84,392	2,304
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	1,641	1,183	0	0	128	2,952	34
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	1,624	1,212	0	0	(93)	2,743	125
PIMCO Investment Grade Corporate Bond Fund	43,604	1,120	(2,929)	(308)	1,002	42,489	1,120
PIMCO Long Duration Total Return Fund	39	4,741	(39)	6	(86)	4,661	13
PIMCO Long-Term Credit Fund	34,949	1,401	(9,559)	565	213	27,569	899
PIMCO Long-Term U.S. Government Fund	463	3,861	0	0	(54)	4,270	20
PIMCO Low Duration Fund	5,780	7,667	(11,087)	85	(86)	2,359	26
PIMCO Real Return Asset Fund	62,798	11,339	(173)	(21)	3,139	77,082	1,926
PIMCO Real Return Fund	13,991	4,621	(6,318)	74	268	12,636	318
PIMCO RealEstateRealReturn Strategy Fund	13,615	6,291	(3,422)	110	2,206	18,800	711
PIMCO Senior Floating Rate Fund	0	10,015	0	0	(22)	9,993	15
PIMCO Short Term Floating NAV Portfolio	11	15,400	(15,408)	0	1	4	0
PIMCO Short-Term Fund	621	0	(622)	6	(5)	0	0
PIMCO Small Cap StocksPLUS® TR Fund	747	940	0	0	49	1,736	21
PIMCO StocksPLUS® Total Return Fund	86	1	0	0	6	93	1
PIMCO Total Return Fund	1,396	37,802	(11,938)	(71)	42	27,231	184
PIMCO Unconstrained Bond Fund	91,474	18,920	(56,488)	(253)	394	54,047	605
Totals	$815,697	$329,720	$(232,651)	$7,389	$13,533	$933,688	$20,812

16	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$314,321	$217,244

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	130	$1,465	316	$3,487
Administrative Class	8,211	92,434	15,717	171,932
Advisor Class	2,296	25,936	12,104	131,213
Class M	1,022	11,571	2,150	23,522
Issued as reinvestment of distributions
Institutional Class	8	90	20	218
Administrative Class	959	10,684	2,290	24,792
Advisor Class	958	10,686	3,759	40,523
Class M	169	1,890	411	4,468
Cost of shares redeemed
Institutional Class	(73)	(824)	(230)	(2,542)
Administrative Class	(1,937)	(21,808)	(4,302)	(47,242)
Advisor Class	(2,004)	(22,581)	(132,964)	(1,431,965)
Class M	(710)	(8,052)	(1,260)	(13,727)
Net increase (decrease) resulting from Portfolio share transactions	9,029	$101,491	(101,989)	$(1,095,321)

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held*
Institutional Class	3	100
Administrative Class	2	86
Advisor Class	3	95
Class M	3	93

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011 the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

To the extent the Portfolio invests in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying PIMCO Fund, this Portfolio may be subject to additional tax risk.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under

Semiannual Report	June 30, 2011	17

Notes to Financial Statements (Cont.)

June 30, 2011 (Unaudited)

Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$72,799	$ (3,342)	$69,457

13.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

18	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS01_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO All Asset Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset, and PIMCO RealRetirement® Funds (“Underlying PIMCO Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. An Underlying PIMCO Fund investing in derivatives could lose more than the principal amount invested in these instruments. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011 .

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

PIMCO Fundamental Advantage Total Return Strategy Fund	13.6%
PIMCO Income Fund	9.0%
PIMCO Real Return Asset Fund	8.2%
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	7.8%
PIMCO Floating Income Fund	6.3%
PIMCO Unconstrained Bond Fund	5.8%
Other	49.3%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	5 Years	Class Inception (01/31/2006)
PIMCO All Asset Portfolio Institutional Class	4.76%	13.02%	6.94%	5.99%
Barclays Capital U.S. TIPS: 1-10 Year Index±	5.38%	7.48%	6.55%	6.00%
Consumer Price Index + 500 Basis Points±±	5.57%	8.84%	7.37%	7.65%

All Portfolio returns are net of fees and expenses

* Cumulative return

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the Underlying PIMCO Funds, as supplemented to date, is 1.085% for Institutional Class shares.

± Barclays Capital U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,047.56	$1,023.01
Expenses Paid During Period†	$1.83	$1.81
Net Annualized Expense Ratio††	0.355%	0.355%

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

The expense ratio excludes the expenses of the Underlying PIMCO Funds, which based upon the allocation of the Portfolio’s assets among the Underlying PIMCO Funds are indirectly borne by the shareholders of the Portfolio. The Underlying PIMCO Fund expenses attributable to advisory and supervisory and administrative fees indirectly borne by the Portfolio are currently capped at 0.64% of total assets. The annualized expense ratio reflects net annualized expenses after application of an expense waiver of 0.07%.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Global Multi-Asset Fund and PIMCO RealRetirement Funds® as well as funds of PIMCO Equity Series, an affiliated open-end investment company). Though it is anticipated that the Portfolio will not currently invest in the PIMCO StocksPLUS® TR Short Strategy Fund, the Portfolio may invest in this Underlying PIMCO Fund in the future, without shareholder approval, at the discretion of PIMCO. The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers.

»

A continued, albeit reduced, focus on long-maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), primarily through the PIMCO Real Return Asset Fund, benefited performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

»

Holdings in the PIMCO Fundamental Advantage Total Return Strategy Fund benefited performance. This Underlying PIMCO Fund, which combines long equity exposure via the Enhanced RAFI® 1000 Index and short equity exposure via the S&P 500 Index with actively managed fixed income collateral, posted positive returns for the reporting period.

»

Modest exposure to emerging markets equity, primarily through the PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, contributed to performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

»

Continued allocations to low beta, alpha-oriented strategies, expressed primarily through the holdings of the PIMCO Unconstrained Bond Fund, contributed to performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

»

Exposure to commodities, achieved through the PIMCO CommodityRealReturn Strategy Fund® and the PIMCO CommoditiesPLUS™ Strategy Fund, added to performance as these Underlying PIMCO Funds posted positive returns for the reporting period.

»

An increasing allocation to credit strategies, primarily through the PIMCO Floating Income Fund and PIMCO High Yield Fund, benefited performance as these Underlying PIMCO Funds posted positive returns for the reporting period.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	01/31/2006-12/31/2006

Institutional Class
Net asset value beginning of year or period	$11.06		$10.50	$9.23	$11.74	$11.68	$11.93
Net investment income (a)	0.25		0.97	1.15	0.76	0.98	1.17
Net realized/unrealized gain (loss) on investments	0.27		0.39	0.83	(2.56)	(0.02)	(0.74)
Total income (loss) from investment operations	0.52		1.36	1.98	(1.80)	0.96	0.43
Dividends from net investment income	(0.25)		(0.80)	(0.71)	(0.61)	(0.90)	(0.65)
Distributions from net realized capital gains	0.00		0.00	0.00	(0.03)	0.00	(0.03)
Tax basis return of capital	0.00		0.00	0.00	(0.07)	0.00	0.00
Total distributions	(0.25)		(0.80)	(0.71)	(0.71)	(0.90)	(0.68)
Net asset value end of year or period	$11.33		$11.06	$10.50	$9.23	$11.74	$11.68
Total return	4.76%		13.31%	21.73%	(15.70)%	8.43%	3.73%
Net assets end of year or period (000s)	$4,205		$3,390	$2,097	$653	$373	$74
Ratio of expenses to average net assets	0.355	%*	0.395%	0.435%	0.405%	0.405%	0.425	%*(b)
Ratio of expenses to average net assets excluding waivers	0.425	%*	0.425%	0.435%	0.425%	0.425%	0.425	%*(b)
Ratio of expenses to average net assets excluding interest expense	0.355	%*	0.395%	0.435%	0.405%	0.405%	0.425	%*(b)
Ratio of expenses to average net assets excluding interest expense and waivers	0.425	%*	0.425%	0.435%	0.425%	0.425%	0.425	%*(b)
Ratio of net investment income to average net assets	4.45	%*	8.83%	11.31%	7.08%	8.05%	10.65	%*
Portfolio turnover rate	25	%**	99%**	126%	91%	101%	66%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2006, the advisory fee was reduced to 0.175%.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments in Affiliates, at value	$933,688
Repurchase agreements, at value	833
Cash	1
Receivable for investments in Affiliates sold	3,789
Receivable for Portfolio shares sold	611
Dividends receivable from Affiliates	2,500
941,422

Liabilities:
Payable for investments in Affiliates purchased	$7,127
Payable for Portfolio shares redeemed	142
Accrued related party fees	436
7,705

Net Assets	$933,717

Net Assets Consist of:
Paid in capital	$1,036,605
Undistributed net investment income	12,988
Accumulated undistributed net realized (loss)	(185,333)
Net unrealized appreciation	69,457
$933,717

Net Assets:
Institutional Class	$4,205
Administrative Class	500,643
Advisor Class	349,049
Class M	79,820

Shares Issued and Outstanding:
Institutional Class	371
Administrative Class	44,533
Advisor Class	30,986
Class M	7,073

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.33
Administrative Class	11.24
Advisor Class	11.26
Class M	11.28

Cost of Investments in Affiliates	$864,231
Cost of Repurchase Agreements	$833

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Dividends from Affiliate investments	$20,812
Total Income	20,812

Expenses:
Investment advisory fees	754
Supervisory and administrative fees	1,078
Servicing fees – Administrative Class	336
Distribution and/or servicing fees – Advisor Class	417
Distribution and/or servicing fees – Class M	171
Total Expenses	2,756
Waiver and/or Reimbursement by PIMCO	(300)
Net Expenses	2,456

Net Investment Income	18,356

Net Realized and Unrealized Gain:
Net realized gain on Affiliate investments	7,389
Net change in unrealized appreciation on Affiliate investments	13,532
Net Gain	20,921

Net Increase in Net Assets Resulting from Operations	$39,277

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$18,356	$72,645
Net realized gain on Affiliate investments	7,389	92,000
Net capital gain distributions received from Underlying Funds	0	3,633
Net change in unrealized appreciation (depreciation) on Affiliate investments	13,532	(32,741)
Net increase resulting from operations	39,277	135,537

Distributions to Shareholders:
From net investment income
Institutional Class	(91)	(218)
Administrative Class	(10,684)	(24,792)
Advisor Class	(10,686)	(40,523)
Class M	(1,890)	(4,468)

Total Distributions	(23,351)	(70,001)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	101,491	(1,095,321)

Total Increase (Decrease) in Net Assets	117,417	(1,029,785)

Net Assets:
Beginning of period	816,300	1,846,085
End of period*	$933,717	$816,300

*Including undistributed net investment income of:	$12,988	$17,983

**	See note 10 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO All Asset Portfolio

June 30, 2011 (Unaudited)

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS 100.0% (a)(b)
PIMCO CommoditiesPLUSTM Strategy Fund	1,703,192	$21,971
PIMCO CommodityRealReturn Strategy Fund®	1,418,265	12,396
PIMCO Convertible Fund	2,339,410	33,407
PIMCO Diversified Income Fund	3,319,568	38,474
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	6,552,459	72,929
PIMCO Emerging Local Bond Fund	876,996	9,665
PIMCO Emerging Markets Bond Fund	275,957	3,105
PIMCO Emerging Markets Currency Fund	3,747,542	41,485
PIMCO EqS Pathfinder FundTM	2,129,505	22,679
PIMCO Floating Income Fund	6,559,557	59,036
PIMCO Foreign Bond Fund (Unhedged)	576,693	6,349
PIMCO Fundamental Advantage Total Return Strategy Fund	28,687,602	126,799
PIMCO Fundamental IndexPLUSTM Fund	90,174	559
PIMCO Fundamental IndexPLUSTM TR Fund	654,723	3,817
PIMCO Global Advantage Strategy Bond Fund	2,005,905	23,168
PIMCO High Yield Fund	4,309,025	40,332
PIMCO High Yield Spectrum Fund	4,250,452	44,460
PIMCO Income Fund	7,448,507	84,392
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	387,420	2,743
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	437,275	2,952
PIMCO Investment Grade Corporate Bond Fund	3,989,572	42,489
PIMCO Long Duration Total Return Fund	422,998	4,661
PIMCO Long-Term Credit Fund	2,334,390	27,569
PIMCO Long-Term U.S. Government Fund	400,221	4,270
PIMCO Low Duration Fund	224,670	2,359
PIMCO Real Return Asset Fund	6,616,500	77,082
PIMCO Real Return Fund	1,082,783	12,636
PIMCO RealEstateRealReturn Strategy Fund	3,775,139	18,800
PIMCO Senior Floating Rate Fund	1,000,294	9,993
PIMCO Small Cap StocksPLUS® TR Fund	218,595	1,736
PIMCO StocksPLUS® Total Return Fund	11,287	93
PIMCO Total Return Fund	2,477,812	27,231
PIMCO Unconstrained Bond Fund	4,869,108	54,047

Total Mutual Funds (Cost $864,228)		933,684

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/01/2011	$833	833

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $850. Repurchase proceeds are $833.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO 0.0% (a)
	374	4

Total Short-Term Instruments (Cost $836)		837

Total Investments 100.1% (Cost $865,064)		$934,521

Other Assets and Liabilities (Net) (0.1%)		(804)

Net Assets 100.0%		$933,717

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each Fund.

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO All Asset Portfolio (Cont.)

June 30, 2011 (Unaudited)

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Mutual Funds	$933,684	$0	$0	$933,684
Short-Term Instruments
Repurchase Agreements	0	833	0	833
PIMCO Short-Term Floating NAV Portfolio	4	0	0	4

	$933,688	$833	$0	$934,521

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  ORGANIZATION

The PIMCO All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class, Advisor Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares or, as applicable, Class M shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the PIMCO Fundamental IndexPLUS™, PIMCO Fundamental IndexPLUS™ TR, PIMCO International StocksPLUS® TR Strategy (Unhedged), PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® TR, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Total Return, PIMCO EqS Emerging Markets and PIMCO EqS PathfinderTM Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the PIMCO CommodityRealReturn® Strategy, PIMCO Real Return, PIMCO Real Return Asset and PIMCO RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3).

Semiannual Report	June 30, 2011	13

Notes to Financial Statements (Cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

5.  PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in Underlying PIMCO Funds, the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objectives will depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The Portfolio’s net asset value will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying PIMCO Fund, which will vary.

Investing in the Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

In the normal course of business the Underlying PIMCO Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Underlying PIMCO Funds’ investments in financial derivatives and other financial instruments expose the Underlying PIMCO Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Underlying PIMCO Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Underlying PIMCO Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying PIMCO Funds, or, in the case of hedging positions, that the Underlying PIMCO Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Underlying PIMCO Funds’ investment in foreign currency denominated securities may reduce the returns of the Underlying PIMCO Funds.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

14	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently decreases, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Underlying PIMCO Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Underlying PIMCO Funds’ overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Underlying PIMCO Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted separate Distribution Plans for the Advisor Class and Class M shares of the Portfolio. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution Plans permit payments for expenses in connection with the distribution and marketing of Advisor Class and Class M shares and/or the provision of shareholder services to Advisor Class and Class M shareholders which permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class and Class M shares.

The Trust has also adopted Administrative Services Plans (“Service Plans”) for the Class M shares of the Portfolio. The Service Plans allows the Portfolio to use its Class M assets to compensate or reimburse financial intermediaries that provide services relating to Class M shares which permits the Portfolio to make total payments at an annual rate of 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

Semiannual Report	June 30, 2011	15

Notes to Financial Statements (Cont.)

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2012, to reduce its Investment Advisory Fee to the extent that the Acquired Fund Fees and expenses attributable to Investment

Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. The waiver is reflected in the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2011, the amount was $299,765. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The PIMCO All Asset Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2011 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2011	Dividend Income
PIMCO CommoditiesPLUSTM Strategy Fund	$27,967	$16,726	$(24,542)	$2,132	$(312)	$21,971	$1,474
PIMCO CommodityRealReturn Strategy Fund®	33,330	13,945	(36,636)	4,655	(2,898)	12,396	1,685
PIMCO Convertible Fund	32,657	9,666	(9,981)	50	1,015	33,407	431
PIMCO Diversified Income Fund	27,701	10,324	0	0	449	38,474	985
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	36,690	33,843	0	0	2,396	72,929	843
PIMCO Emerging Local Bond Fund	12,599	2,972	(6,102)	1,605	(1,409)	9,665	233
PIMCO Emerging Markets Bond Fund	4,532	2,230	(3,661)	965	(961)	3,105	76
PIMCO Emerging Markets Currency Fund	24,080	16,061	(49)	0	1,393	41,485	279
PIMCO EqS Pathfinder FundTM	21,636	0	0	0	1,043	22,679	0
PIMCO Floating Income Fund	50,772	9,070	(274)	(1)	(531)	59,036	1,228
PIMCO Foreign Bond Fund (Unhedged)	6,010	76	0	0	263	6,349	76
PIMCO Fundamental Advantage Total Return Strategy Fund	131,798	27,305	(33,423)	(2,210)	3,329	126,799	2,294
PIMCO Fundamental IndexPLUSTM Fund	515	86	0	0	(42)	559	86
PIMCO Fundamental IndexPLUSTM TR Fund	3,489	190	0	0	138	3,817	190
PIMCO Global Advantage Strategy Bond Fund	22,002	332	0	0	834	23,168	332
PIMCO High Yield Fund	31,409	8,777	0	0	146	40,332	1,359
PIMCO High Yield Spectrum Fund	0	44,919	0	0	(459)	44,460	919
PIMCO Income Fund	75,671	6,684	0	0	2,037	84,392	2,304
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	1,641	1,183	0	0	128	2,952	34
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	1,624	1,212	0	0	(93)	2,743	125
PIMCO Investment Grade Corporate Bond Fund	43,604	1,120	(2,929)	(308)	1,002	42,489	1,120
PIMCO Long Duration Total Return Fund	39	4,741	(39)	6	(86)	4,661	13
PIMCO Long-Term Credit Fund	34,949	1,401	(9,559)	565	213	27,569	899
PIMCO Long-Term U.S. Government Fund	463	3,861	0	0	(54)	4,270	20
PIMCO Low Duration Fund	5,780	7,667	(11,087)	85	(86)	2,359	26
PIMCO Real Return Asset Fund	62,798	11,339	(173)	(21)	3,139	77,082	1,926
PIMCO Real Return Fund	13,991	4,621	(6,318)	74	268	12,636	318
PIMCO RealEstateRealReturn Strategy Fund	13,615	6,291	(3,422)	110	2,206	18,800	711
PIMCO Senior Floating Rate Fund	0	10,015	0	0	(22)	9,993	15
PIMCO Short Term Floating NAV Portfolio	11	15,400	(15,408)	0	1	4	0
PIMCO Short-Term Fund	621	0	(622)	6	(5)	0	0
PIMCO Small Cap StocksPLUS® TR Fund	747	940	0	0	49	1,736	21
PIMCO StocksPLUS® Total Return Fund	86	1	0	0	6	93	1
PIMCO Total Return Fund	1,396	37,802	(11,938)	(71)	42	27,231	184
PIMCO Unconstrained Bond Fund	91,474	18,920	(56,488)	(253)	394	54,047	605
Totals	$815,697	$329,720	$(232,651)	$7,389	$13,533	$933,688	$20,812

16	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$314,321	$217,244

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	130	$1,465	316	$3,487
Administrative Class	8,211	92,434	15,717	171,932
Advisor Class	2,296	25,936	12,104	131,213
Class M	1,022	11,571	2,150	23,522
Issued as reinvestment of distributions
Institutional Class	8	90	20	218
Administrative Class	959	10,684	2,290	24,792
Advisor Class	958	10,686	3,759	40,523
Class M	169	1,890	411	4,468
Cost of shares redeemed
Institutional Class	(73)	(824)	(230)	(2,542)
Administrative Class	(1,937)	(21,808)	(4,302)	(47,242)
Advisor Class	(2,004)	(22,581)	(132,964)	(1,431,965)
Class M	(710)	(8,052)	(1,260)	(13,727)
Net increase (decrease) resulting from Portfolio share transactions	9,029	$101,491	(101,989)	$(1,095,321)

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held*
Institutional Class	3	100
Administrative Class	2	86
Advisor Class	3	95
Class M	3	93

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011 the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

To the extent the Portfolio invests in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying PIMCO Fund, this Portfolio may be subject to additional tax risk.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under

Semiannual Report	June 30, 2011	17

Notes to Financial Statements (Cont.)

June 30, 2011 (Unaudited)

Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$72,799	$ (3,342)	$69,457

13.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

18	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS05_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO All Asset Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset, and PIMCO RealRetirement® Funds (“Underlying PIMCO Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. An Underlying PIMCO Fund investing in derivatives could lose more than the principal amount invested in these instruments. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011 .

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

PIMCO Funds Allocation‡

PIMCO Fundamental Advantage Total Return Strategy Fund	13.6%
PIMCO Income Fund	9.0%
PIMCO Real Return Asset Fund	8.2%
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	7.8%
PIMCO Floating Income Fund	6.3%
PIMCO Unconstrained Bond Fund	5.8%
Other	49.3%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	5 Years	Class Inception (04/30/2004)
PIMCO All Asset Portfolio Advisor Class	4.60%	12.67%	6.67%	7.13%
Barclays Capital U.S. TIPS: 1-10 Year Index±	5.38%	7.48%	6.55%	5.66%
Consumer Price Index + 500 Basis Points±±	5.57%	8.84%	7.37%	7.82%

All Portfolio returns are net of fees and expenses

* Cumulative return

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the Underlying PIMCO Funds, as supplemented to date, is 1.335% for Advisor Class shares.

± Barclays Capital U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,045.97	$1,021.77
Expenses Paid During Period†	$3.09	$3.06
Net Annualized Expense Ratio††	0.605%	0.605%

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

†† The expense ratio excludes the expenses of the Underlying PIMCO Funds, which based upon the allocation of the Portfolio’s assets among the Underlying PIMCO Funds are indirectly borne by the shareholders of the Portfolio. The Underlying PIMCO Fund expenses attributable to advisory and supervisory and administrative fees indirectly borne by the Portfolio are currently capped at 0.64% of total assets. The annualized expense ratio reflects net annualized expenses after application of an expense waiver of 0.07%.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Global Multi-Asset Fund and PIMCO RealRetirement Funds® as well as funds of PIMCO Equity Series, an affiliated open-end investment company). Though it is anticipated that the Portfolio will not currently invest in the PIMCO StocksPLUS® TR Short Strategy Fund, the Portfolio may invest in this Underlying PIMCO Fund in the future, without shareholder approval, at the discretion of PIMCO. The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers.

»

A continued, albeit reduced, focus on long-maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), primarily through the PIMCO Real Return Asset Fund, benefited performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

»

Holdings in the PIMCO Fundamental Advantage Total Return Strategy Fund benefited performance. This Underlying PIMCO Fund, which combines long equity exposure via the Enhanced RAFI® 1000 Index and short equity exposure via the S&P 500 Index with actively managed fixed income collateral, posted positive returns for the reporting period.

»

Modest exposure to emerging markets equity, primarily through the PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, contributed to performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

»

Continued allocations to low beta, alpha-oriented strategies, expressed primarily through the holdings of the PIMCO Unconstrained Bond Fund, contributed to performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

»

Exposure to commodities, achieved through the PIMCO CommodityRealReturn Strategy Fund® and the PIMCO CommoditiesPLUS™ Strategy Fund, added to performance as these Underlying PIMCO Funds posted positive returns for the reporting period.

»

An increasing allocation to credit strategies, primarily through the PIMCO Floating Income Fund and PIMCO High Yield Fund, benefited performance as these Underlying PIMCO Funds posted positive returns for the reporting period.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Advisor Class
Net asset value beginning of year or period	$11.11		$10.50	$9.23	$11.74	$11.68	$11.82
Net investment income (a)	0.23		0.52	0.77	0.64	0.96	1.05
Net realized/unrealized gain (loss) on investments	0.27		0.81	1.18	(2.47)	(0.02)	(0.53)
Total income (loss) from investment operations	0.50		1.33	1.95	(1.83)	0.94	0.52
Dividends from net investment income	(0.35)		(0.72)	(0.68)	(0.58)	(0.88)	(0.63)
Distributions from net realized capital gains	0.00		0.00	0.00	(0.03)	0.00	(0.03)
Tax basis return of capital	0.00		0.00	0.00	(0.07)	0.00	0.00
Total distributions	(0.35)		(0.72)	(0.68)	(0.68)	(0.88)	(0.66)
Net asset value end of year or period	$11.26		11.11	$10.50	$9.23	$11.74	$11.68
Total return	4.60%		13.00%	21.43%	(15.91)%	8.19%	4.56%
Net assets end of year or period (000s)	$349,049		$330,377	$1,541,808	$1,361,792	$1,124,287	$501,498
Ratio of expenses to average net assets	0.605	%*	0.645%	0.685%	0.655%	0.655%	0.685	%(b)
Ratio of expenses to average net assets excluding waivers	0.675	%*	0.675%	0.685%	0.675%	0.675%	0.685	%(b)
Ratio of expenses to average net assets excluding interest expense	0.605	%*	0.645%	0.685%	0.655%	0.655%	0.685	%(b)
Ratio of expenses to average net assets excluding interest expense and waivers	0.675	%*	0.675%	0.685%	0.675%	0.675%	0.685	%(b)
Ratio of net investment income to average net assets	4.14	%*	4.82%	7.83%	5.87%	7.90%	8.84%
Portfolio turnover rate	25	%**	99%**	126%	91%	101%	66%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2006, the advisory fee was reduced to 0.175%.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments in Affiliates, at value	$933,688
Repurchase agreements, at value	833
Cash	1
Receivable for investments in Affiliates sold	3,789
Receivable for Portfolio shares sold	611
Dividends receivable from Affiliates	2,500
941,422

Liabilities:
Payable for investments in Affiliates purchased	$7,127
Payable for Portfolio shares redeemed	142
Accrued related party fees	436
7,705

Net Assets	$933,717

Net Assets Consist of:
Paid in capital	$1,036,605
Undistributed net investment income	12,988
Accumulated undistributed net realized (loss)	(185,333)
Net unrealized appreciation	69,457
$933,717

Net Assets:
Institutional Class	$4,205
Administrative Class	500,643
Advisor Class	349,049
Class M	79,820

Shares Issued and Outstanding:
Institutional Class	371
Administrative Class	44,533
Advisor Class	30,986
Class M	7,073

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.33
Administrative Class	11.24
Advisor Class	11.26
Class M	11.28

Cost of Investments in Affiliates	$864,231
Cost of Repurchase Agreements	$833

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Dividends from Affiliate investments	$20,812
Total Income	20,812

Expenses:
Investment advisory fees	754
Supervisory and administrative fees	1,078
Servicing fees – Administrative Class	336
Distribution and/or servicing fees – Advisor Class	417
Distribution and/or servicing fees – Class M	171
Total Expenses	2,756
Waiver and/or Reimbursement by PIMCO	(300)
Net Expenses	2,456

Net Investment Income	18,356

Net Realized and Unrealized Gain:
Net realized gain on Affiliate investments	7,389
Net change in unrealized appreciation on Affiliate investments	13,532
Net Gain	20,921

Net Increase in Net Assets Resulting from Operations	$39,277

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$18,356	$72,645
Net realized gain on Affiliate investments	7,389	92,000
Net capital gain distributions received from Underlying Funds	0	3,633
Net change in unrealized appreciation (depreciation) on Affiliate investments	13,532	(32,741)
Net increase resulting from operations	39,277	135,537

Distributions to Shareholders:
From net investment income
Institutional Class	(91)	(218)
Administrative Class	(10,684)	(24,792)
Advisor Class	(10,686)	(40,523)
Class M	(1,890)	(4,468)

Total Distributions	(23,351)	(70,001)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	101,491	(1,095,321)

Total Increase (Decrease) in Net Assets	117,417	(1,029,785)

Net Assets:
Beginning of period	816,300	1,846,085
End of period*	$933,717	$816,300

*Including undistributed net investment income of:	$12,988	$17,983

**	See note 10 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO All Asset Portfolio

June 30, 2011 (Unaudited)

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS 100.0% (a)(b)
PIMCO CommoditiesPLUSTM Strategy Fund	1,703,192	$21,971
PIMCO CommodityRealReturn Strategy Fund®	1,418,265	12,396
PIMCO Convertible Fund	2,339,410	33,407
PIMCO Diversified Income Fund	3,319,568	38,474
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	6,552,459	72,929
PIMCO Emerging Local Bond Fund	876,996	9,665
PIMCO Emerging Markets Bond Fund	275,957	3,105
PIMCO Emerging Markets Currency Fund	3,747,542	41,485
PIMCO EqS Pathfinder FundTM	2,129,505	22,679
PIMCO Floating Income Fund	6,559,557	59,036
PIMCO Foreign Bond Fund (Unhedged)	576,693	6,349
PIMCO Fundamental Advantage Total Return Strategy Fund	28,687,602	126,799
PIMCO Fundamental IndexPLUSTM Fund	90,174	559
PIMCO Fundamental IndexPLUSTM TR Fund	654,723	3,817
PIMCO Global Advantage Strategy Bond Fund	2,005,905	23,168
PIMCO High Yield Fund	4,309,025	40,332
PIMCO High Yield Spectrum Fund	4,250,452	44,460
PIMCO Income Fund	7,448,507	84,392
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	387,420	2,743
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	437,275	2,952
PIMCO Investment Grade Corporate Bond Fund	3,989,572	42,489
PIMCO Long Duration Total Return Fund	422,998	4,661
PIMCO Long-Term Credit Fund	2,334,390	27,569
PIMCO Long-Term U.S. Government Fund	400,221	4,270
PIMCO Low Duration Fund	224,670	2,359
PIMCO Real Return Asset Fund	6,616,500	77,082
PIMCO Real Return Fund	1,082,783	12,636
PIMCO RealEstateRealReturn Strategy Fund	3,775,139	18,800
PIMCO Senior Floating Rate Fund	1,000,294	9,993
PIMCO Small Cap StocksPLUS® TR Fund	218,595	1,736
PIMCO StocksPLUS® Total Return Fund	11,287	93
PIMCO Total Return Fund	2,477,812	27,231
PIMCO Unconstrained Bond Fund	4,869,108	54,047

Total Mutual Funds (Cost $864,228)		933,684

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/01/2011	$833	833

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $850. Repurchase proceeds are $833.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO 0.0% (a)
	374	4

Total Short-Term Instruments (Cost $836)		837

Total Investments 100.1% (Cost $865,064)		$934,521

Other Assets and Liabilities (Net) (0.1%)		(804)

Net Assets 100.0%		$933,717

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each Fund.

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO All Asset Portfolio (Cont.)

June 30, 2011 (Unaudited)

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Mutual Funds	$933,684	$0	$0	$933,684
Short-Term Instruments
Repurchase Agreements	0	833	0	833
PIMCO Short-Term Floating NAV Portfolio	4	0	0	4

	$933,688	$833	$0	$934,521

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  ORGANIZATION

The PIMCO All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class, Administrative Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares or, as applicable, Class M shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the PIMCO Fundamental IndexPLUS™, PIMCO Fundamental IndexPLUS™ TR, PIMCO International StocksPLUS® TR Strategy (Unhedged), PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® TR, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Total Return, PIMCO EqS Emerging Markets and PIMCO EqS PathfinderTM Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the PIMCO CommodityRealReturn® Strategy, PIMCO Real Return, PIMCO Real Return Asset and PIMCO RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3).

Semiannual Report	June 30, 2011	13

Notes to Financial Statements (Cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

5.  PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in Underlying PIMCO Funds, the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objectives will depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The Portfolio’s net asset value will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying PIMCO Fund, which will vary.

Investing in the Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

In the normal course of business the Underlying PIMCO Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Underlying PIMCO Funds’ investments in financial derivatives and other financial instruments expose the Underlying PIMCO Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Underlying PIMCO Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Underlying PIMCO Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying PIMCO Funds, or, in the case of hedging positions, that the Underlying PIMCO Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Underlying PIMCO Funds’ investment in foreign currency denominated securities may reduce the returns of the Underlying PIMCO Funds.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

14	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently decreases, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Underlying PIMCO Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Underlying PIMCO Funds’ overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Underlying PIMCO Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted separate Distribution Plans for the Advisor Class and Class M shares of the Portfolio. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution Plans permit payments for expenses in connection with the distribution and marketing of Advisor Class and Class M shares and/or the provision of shareholder services to Advisor Class and Class M shareholders which permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class and Class M shares.

The Trust has also adopted Administrative Services Plans (“Service Plans”) for the Class M shares of the Portfolio. The Service Plans allows the Portfolio to use its Class M assets to compensate or reimburse financial intermediaries that provide services relating to Class M shares which permits the Portfolio to make total payments at an annual rate of 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

Semiannual Report	June 30, 2011	15

Notes to Financial Statements (Cont.)

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2012, to reduce its Investment Advisory Fee to the extent that the Acquired Fund Fees and expenses attributable to Investment

Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. The waiver is reflected in the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2011, the amount was $299,765. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The PIMCO All Asset Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2011 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2011	Dividend Income
PIMCO CommoditiesPLUSTM Strategy Fund	$27,967	$16,726	$(24,542)	$2,132	$(312)	$21,971	$1,474
PIMCO CommodityRealReturn Strategy Fund®	33,330	13,945	(36,636)	4,655	(2,898)	12,396	1,685
PIMCO Convertible Fund	32,657	9,666	(9,981)	50	1,015	33,407	431
PIMCO Diversified Income Fund	27,701	10,324	0	0	449	38,474	985
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	36,690	33,843	0	0	2,396	72,929	843
PIMCO Emerging Local Bond Fund	12,599	2,972	(6,102)	1,605	(1,409)	9,665	233
PIMCO Emerging Markets Bond Fund	4,532	2,230	(3,661)	965	(961)	3,105	76
PIMCO Emerging Markets Currency Fund	24,080	16,061	(49)	0	1,393	41,485	279
PIMCO EqS Pathfinder FundTM	21,636	0	0	0	1,043	22,679	0
PIMCO Floating Income Fund	50,772	9,070	(274)	(1)	(531)	59,036	1,228
PIMCO Foreign Bond Fund (Unhedged)	6,010	76	0	0	263	6,349	76
PIMCO Fundamental Advantage Total Return Strategy Fund	131,798	27,305	(33,423)	(2,210)	3,329	126,799	2,294
PIMCO Fundamental IndexPLUSTM Fund	515	86	0	0	(42)	559	86
PIMCO Fundamental IndexPLUSTM TR Fund	3,489	190	0	0	138	3,817	190
PIMCO Global Advantage Strategy Bond Fund	22,002	332	0	0	834	23,168	332
PIMCO High Yield Fund	31,409	8,777	0	0	146	40,332	1,359
PIMCO High Yield Spectrum Fund	0	44,919	0	0	(459)	44,460	919
PIMCO Income Fund	75,671	6,684	0	0	2,037	84,392	2,304
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	1,641	1,183	0	0	128	2,952	34
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	1,624	1,212	0	0	(93)	2,743	125
PIMCO Investment Grade Corporate Bond Fund	43,604	1,120	(2,929)	(308)	1,002	42,489	1,120
PIMCO Long Duration Total Return Fund	39	4,741	(39)	6	(86)	4,661	13
PIMCO Long-Term Credit Fund	34,949	1,401	(9,559)	565	213	27,569	899
PIMCO Long-Term U.S. Government Fund	463	3,861	0	0	(54)	4,270	20
PIMCO Low Duration Fund	5,780	7,667	(11,087)	85	(86)	2,359	26
PIMCO Real Return Asset Fund	62,798	11,339	(173)	(21)	3,139	77,082	1,926
PIMCO Real Return Fund	13,991	4,621	(6,318)	74	268	12,636	318
PIMCO RealEstateRealReturn Strategy Fund	13,615	6,291	(3,422)	110	2,206	18,800	711
PIMCO Senior Floating Rate Fund	0	10,015	0	0	(22)	9,993	15
PIMCO Short Term Floating NAV Portfolio	11	15,400	(15,408)	0	1	4	0
PIMCO Short-Term Fund	621	0	(622)	6	(5)	0	0
PIMCO Small Cap StocksPLUS® TR Fund	747	940	0	0	49	1,736	21
PIMCO StocksPLUS® Total Return Fund	86	1	0	0	6	93	1
PIMCO Total Return Fund	1,396	37,802	(11,938)	(71)	42	27,231	184
PIMCO Unconstrained Bond Fund	91,474	18,920	(56,488)	(253)	394	54,047	605
Totals	$815,697	$329,720	$(232,651)	$7,389	$13,533	$933,688	$20,812

16	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$314,321	$217,244

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	130	$1,465	316	$3,487
Administrative Class	8,211	92,434	15,717	171,932
Advisor Class	2,296	25,936	12,104	131,213
Class M	1,022	11,571	2,150	23,522
Issued as reinvestment of distributions
Institutional Class	8	90	20	218
Administrative Class	959	10,684	2,290	24,792
Advisor Class	958	10,686	3,759	40,523
Class M	169	1,890	411	4,468
Cost of shares redeemed
Institutional Class	(73)	(824)	(230)	(2,542)
Administrative Class	(1,937)	(21,808)	(4,302)	(47,242)
Advisor Class	(2,004)	(22,581)	(132,964)	(1,431,965)
Class M	(710)	(8,052)	(1,260)	(13,727)
Net increase (decrease) resulting from Portfolio share transactions	9,029	$101,491	(101,989)	$(1,095,321)

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held*
Institutional Class	3	100
Administrative Class	2	86
Advisor Class	3	95
Class M	3	93

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011 the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

To the extent the Portfolio invests in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying PIMCO Fund, this Portfolio may be subject to additional tax risk.

Semiannual Report	June 30, 2011	17

Notes to Financial Statements (Cont.)

June 30, 2011 (Unaudited)

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$72,799	$ (3,342)	$69,457

13.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

18	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS03_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO All Asset Portfolio

Share Class

■	M

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset, and PIMCO RealRetirement® Funds (“Underlying PIMCO Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. An Underlying PIMCO Fund investing in derivatives could lose more than the principal amount invested in these instruments. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011 .

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Class M commenced operations.

PIMCO Funds Allocation‡

PIMCO Fundamental Advantage Total Return Strategy Fund	13.6%
PIMCO Income Fund	9.0%
PIMCO Real Return Asset Fund	8.2%
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	7.8%
PIMCO Floating Income Fund	6.3%
PIMCO Unconstrained Bond Fund	5.8%
Other	49.3%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	5 Years	Class Inception (04/30/2004)
PIMCO All Asset Portfolio Class M	4.50%	12.48%	6.46%	6.91%
Barclays Capital U.S. TIPS: 1-10 Year Index±	5.38%	7.48%	6.55%	5.66%
Consumer Price Index + 500 Basis Points±±	5.57%	8.84%	7.37%	7.82%

All Portfolio returns are net of fees and expenses

* Cumulative return

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the Underlying PIMCO Funds, as supplemented to date, is 1.535% for Class M shares.

± Barclays Capital U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,044.96	$1,020.78
Expenses Paid During Period†	$4.11	$4.06
Net Annualized Expense Ratio	0.805%	0.805%

† Expenses are equal to the Portfolio’s Class M net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

The expense ratio excludes the expenses of the Underlying PIMCO Funds, which based upon the allocation of the Portfolio’s assets among the Underlying PIMCO Funds are indirectly borne by the shareholders of the Portfolio. The Underlying PIMCO Fund expenses attributable to advisory and supervisory and administrative fees indirectly borne by the Portfolio are currently capped at 0.64% of total assets. The annualized expense ratio reflects net annualized expenses after application of an expense waiver of 0.07%.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Global Multi-Asset Fund and PIMCO RealRetirement Funds® as well as funds of PIMCO Equity Series, an affiliated open-end investment company). Though it is anticipated that the Portfolio will not currently invest in the PIMCO StocksPLUS® TR Short Strategy Fund, the Portfolio may invest in this Underlying PIMCO Fund in the future, without shareholder approval, at the discretion of PIMCO. The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers.

»

A continued, albeit reduced, focus on long-maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), primarily through the PIMCO Real Return Asset Fund, benefited performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

»

Holdings in the PIMCO Fundamental Advantage Total Return Strategy Fund benefited performance. This Underlying PIMCO Fund, which combines long equity exposure via the Enhanced RAFI® 1000 Index and short equity exposure via the S&P 500 Index with actively managed fixed income collateral, posted positive returns for the reporting period.

»

Modest exposure to emerging markets equity, primarily through the PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, contributed to performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

»

Continued allocations to low beta, alpha-oriented strategies, expressed primarily through the holdings of the PIMCO Unconstrained Bond Fund, contributed to performance as this Underlying PIMCO Fund posted positive returns for the reporting period.

»

Exposure to commodities, achieved through the PIMCO CommodityRealReturn Strategy Fund® and the PIMCO CommoditiesPLUS™ Strategy Fund, added to performance as these Underlying PIMCO Funds posted positive returns for the reporting period.

»

An increasing allocation to credit strategies, primarily through the PIMCO Floating Income Fund and PIMCO High Yield Fund, benefited performance as these Underlying PIMCO Funds posted positive returns for the reporting period.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Class M
Net asset value beginning of year or period	$11.06		$10.51	$9.23	$11.75	$11.68	$11.80
Net investment income (a)	0.22		0.87	0.84	0.57	0.78	0.57
Net realized/unrealized gain (loss) on investments	0.27		0.43	1.10	(2.43)	0.13	(0.07)
Total income (loss) from investment operations	0.49		1.30	1.94	(1.86)	0.91	0.50
Dividends from net investment income	(0.27)		(0.75)	(0.66)	(0.56)	(0.84)	(0.59)
Distributions from net realized capital gains	0.00		0.00	0.00	(0.03)	0.00	(0.03)
Tax basis return of capital	0.00		0.00	0.00	(0.07)	0.00	0.00
Total distributions	(0.27)		(0.75)	(0.66)	(0.66)	(0.84)	(0.62)
Net asset value end of year or period	$11.28		$11.06	$10.51	$9.23	$11.75	$11.68
Total return	4.50%		12.71%	21.31%	(16.17)%	8.00%	4.36%
Net assets end of year or period (000s)	$79,820		$72,917	$55,595	$40,964	$42,336	$54,928
Ratio of expenses to average net assets	0.805	%*	0.845%	0.885%	0.855%	0.855%	0.885	%(b)
Ratio of expenses to average net assets excluding waivers	0.875	%*	0.875%	0.885%	0.875%	0.875%	0.885	%(b)
Ratio of expenses to average net assets excluding interest expense	0.805	%*	0.845%	0.885%	0.855%	0.855%	0.885	%(b)
Ratio of expenses to average net assets excluding interest expense and waivers	0.875	%*	0.875%	0.885%	0.875%	0.875%	0.885	%(b)
Ratio of net investment income to average net assets	3.95	%*	7.96%	8.41%	5.23%	6.41%	4.84%
Portfolio turnover rate	25	%**	99%**	126%	91%	101%	66%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2006, the advisory fee was reduced to 0.175%.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments in Affiliates, at value	$933,688
Repurchase agreements, at value	833
Cash	1
Receivable for investments in Affiliates sold	3,789
Receivable for Portfolio shares sold	611
Dividends receivable from Affiliates	2,500
941,422

Liabilities:
Payable for investments in Affiliates purchased	$7,127
Payable for Portfolio shares redeemed	142
Accrued related party fees	436
7,705

Net Assets	$933,717

Net Assets Consist of:
Paid in capital	$1,036,605
Undistributed net investment income	12,988
Accumulated undistributed net realized (loss)	(185,333)
Net unrealized appreciation	69,457
$933,717

Net Assets:
Institutional Class	$4,205
Administrative Class	500,643
Advisor Class	349,049
Class M	79,820

Shares Issued and Outstanding:
Institutional Class	371
Administrative Class	44,533
Advisor Class	30,986
Class M	7,073

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.33
Administrative Class	11.24
Advisor Class	11.26
Class M	11.28

Cost of Investments in Affiliates	$864,231
Cost of Repurchase Agreements	$833

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Dividends from Affiliate investments	$20,812
Total Income	20,812

Expenses:
Investment advisory fees	754
Supervisory and administrative fees	1,078
Servicing fees – Administrative Class	336
Distribution and/or servicing fees – Advisor Class	417
Distribution and/or servicing fees – Class M	171
Total Expenses	2,756
Waiver and/or Reimbursement by PIMCO	(300)
Net Expenses	2,456

Net Investment Income	18,356

Net Realized and Unrealized Gain:
Net realized gain on Affiliate investments	7,389
Net change in unrealized appreciation on Affiliate investments	13,532
Net Gain	20,921

Net Increase in Net Assets Resulting from Operations	$39,277

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$18,356	$72,645
Net realized gain on Affiliate investments	7,389	92,000
Net capital gain distributions received from Underlying Funds	0	3,633
Net change in unrealized appreciation (depreciation) on Affiliate investments	13,532	(32,741)
Net increase resulting from operations	39,277	135,537

Distributions to Shareholders:
From net investment income
Institutional Class	(91)	(218)
Administrative Class	(10,684)	(24,792)
Advisor Class	(10,686)	(40,523)
Class M	(1,890)	(4,468)

Total Distributions	(23,351)	(70,001)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	101,491	(1,095,321)

Total Increase (Decrease) in Net Assets	117,417	(1,029,785)

Net Assets:
Beginning of period	816,300	1,846,085
End of period*	$933,717	$816,300

*Including undistributed net investment income of:	$12,988	$17,983

**	See note 10 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO All Asset Portfolio

June 30, 2011 (Unaudited)

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS 100.0% (a)(b)
PIMCO CommoditiesPLUSTM Strategy Fund	1,703,192	$21,971
PIMCO CommodityRealReturn Strategy Fund®	1,418,265	12,396
PIMCO Convertible Fund	2,339,410	33,407
PIMCO Diversified Income Fund	3,319,568	38,474
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	6,552,459	72,929
PIMCO Emerging Local Bond Fund	876,996	9,665
PIMCO Emerging Markets Bond Fund	275,957	3,105
PIMCO Emerging Markets Currency Fund	3,747,542	41,485
PIMCO EqS Pathfinder FundTM	2,129,505	22,679
PIMCO Floating Income Fund	6,559,557	59,036
PIMCO Foreign Bond Fund (Unhedged)	576,693	6,349
PIMCO Fundamental Advantage Total Return Strategy Fund	28,687,602	126,799
PIMCO Fundamental IndexPLUSTM Fund	90,174	559
PIMCO Fundamental IndexPLUSTM TR Fund	654,723	3,817
PIMCO Global Advantage Strategy Bond Fund	2,005,905	23,168
PIMCO High Yield Fund	4,309,025	40,332
PIMCO High Yield Spectrum Fund	4,250,452	44,460
PIMCO Income Fund	7,448,507	84,392
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	387,420	2,743
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	437,275	2,952
PIMCO Investment Grade Corporate Bond Fund	3,989,572	42,489
PIMCO Long Duration Total Return Fund	422,998	4,661
PIMCO Long-Term Credit Fund	2,334,390	27,569
PIMCO Long-Term U.S. Government Fund	400,221	4,270
PIMCO Low Duration Fund	224,670	2,359
PIMCO Real Return Asset Fund	6,616,500	77,082
PIMCO Real Return Fund	1,082,783	12,636
PIMCO RealEstateRealReturn Strategy Fund	3,775,139	18,800
PIMCO Senior Floating Rate Fund	1,000,294	9,993
PIMCO Small Cap StocksPLUS® TR Fund	218,595	1,736
PIMCO StocksPLUS® Total Return Fund	11,287	93
PIMCO Total Return Fund	2,477,812	27,231
PIMCO Unconstrained Bond Fund	4,869,108	54,047

Total Mutual Funds (Cost $864,228)		933,684

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/01/2011	$833	833

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $850. Repurchase proceeds are $833.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO 0.0% (a)
	374	4

Total Short-Term Instruments (Cost $836)		837

Total Investments 100.1% (Cost $865,064)		$934,521

Other Assets and Liabilities (Net) (0.1%)		(804)

Net Assets 100.0%		$933,717

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each Fund.

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO All Asset Portfolio (Cont.)

June 30, 2011 (Unaudited)

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Mutual Funds	$933,684	$0	$0	$933,684
Short-Term Instruments
Repurchase Agreements	0	833	0	833
PIMCO Short-Term Floating NAV Portfolio	4	0	0	4

	$933,688	$833	$0	$934,521

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  ORGANIZATION

The PIMCO All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Class M of the Portfolio. Certain detailed financial information for the Institutional Class, Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares or, as applicable, Class M shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the PIMCO Fundamental IndexPLUS™, PIMCO Fundamental IndexPLUS™ TR, PIMCO International StocksPLUS® TR Strategy (Unhedged), PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® TR, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Total Return, PIMCO EqS Emerging Markets and PIMCO EqS PathfinderTM Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the PIMCO CommodityRealReturn® Strategy, PIMCO Real Return, PIMCO Real Return Asset and PIMCO RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3).

Semiannual Report	June 30, 2011	13

Notes to Financial Statements (Cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

5.  PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in Underlying PIMCO Funds, the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objectives will depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The Portfolio’s net asset value will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying PIMCO Fund, which will vary.

Investing in the Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

In the normal course of business the Underlying PIMCO Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Underlying PIMCO Funds’ investments in financial derivatives and other financial instruments expose the Underlying PIMCO Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Underlying PIMCO Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Underlying PIMCO Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying PIMCO Funds, or, in the case of hedging positions, that the Underlying PIMCO Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Underlying PIMCO Funds’ investment in foreign currency denominated securities may reduce the returns of the Underlying PIMCO Funds.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

14	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently decreases, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Underlying PIMCO Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Underlying PIMCO Funds’ overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Underlying PIMCO Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted separate Distribution Plans for the Advisor Class and Class M shares of the Portfolio. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution Plans permit payments for expenses in connection with the distribution and marketing of Advisor Class and Class M shares and/or the provision of shareholder services to Advisor Class and Class M shareholders which permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class and Class M shares.

The Trust has also adopted Administrative Services Plans (“Service Plans”) for the Class M shares of the Portfolio. The Service Plans allows the Portfolio to use its Class M assets to compensate or reimburse financial intermediaries that provide services relating to Class M shares which permits the Portfolio to make total payments at an annual rate of 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

Semiannual Report	June 30, 2011	15

Notes to Financial Statements (Cont.)

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2012, to reduce its Investment Advisory Fee to the extent that the Acquired Fund Fees and expenses attributable to Investment

Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. The waiver is reflected in the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2011, the amount was $299,765. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The PIMCO All Asset Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2011 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2011	Dividend Income
PIMCO CommoditiesPLUSTM Strategy Fund	$27,967	$16,726	$(24,542)	$2,132	$(312)	$21,971	$1,474
PIMCO CommodityRealReturn Strategy Fund®	33,330	13,945	(36,636)	4,655	(2,898)	12,396	1,685
PIMCO Convertible Fund	32,657	9,666	(9,981)	50	1,015	33,407	431
PIMCO Diversified Income Fund	27,701	10,324	0	0	449	38,474	985
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	36,690	33,843	0	0	2,396	72,929	843
PIMCO Emerging Local Bond Fund	12,599	2,972	(6,102)	1,605	(1,409)	9,665	233
PIMCO Emerging Markets Bond Fund	4,532	2,230	(3,661)	965	(961)	3,105	76
PIMCO Emerging Markets Currency Fund	24,080	16,061	(49)	0	1,393	41,485	279
PIMCO EqS Pathfinder FundTM	21,636	0	0	0	1,043	22,679	0
PIMCO Floating Income Fund	50,772	9,070	(274)	(1)	(531)	59,036	1,228
PIMCO Foreign Bond Fund (Unhedged)	6,010	76	0	0	263	6,349	76
PIMCO Fundamental Advantage Total Return Strategy Fund	131,798	27,305	(33,423)	(2,210)	3,329	126,799	2,294
PIMCO Fundamental IndexPLUSTM Fund	515	86	0	0	(42)	559	86
PIMCO Fundamental IndexPLUSTM TR Fund	3,489	190	0	0	138	3,817	190
PIMCO Global Advantage Strategy Bond Fund	22,002	332	0	0	834	23,168	332
PIMCO High Yield Fund	31,409	8,777	0	0	146	40,332	1,359
PIMCO High Yield Spectrum Fund	0	44,919	0	0	(459)	44,460	919
PIMCO Income Fund	75,671	6,684	0	0	2,037	84,392	2,304
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	1,641	1,183	0	0	128	2,952	34
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	1,624	1,212	0	0	(93)	2,743	125
PIMCO Investment Grade Corporate Bond Fund	43,604	1,120	(2,929)	(308)	1,002	42,489	1,120
PIMCO Long Duration Total Return Fund	39	4,741	(39)	6	(86)	4,661	13
PIMCO Long-Term Credit Fund	34,949	1,401	(9,559)	565	213	27,569	899
PIMCO Long-Term U.S. Government Fund	463	3,861	0	0	(54)	4,270	20
PIMCO Low Duration Fund	5,780	7,667	(11,087)	85	(86)	2,359	26
PIMCO Real Return Asset Fund	62,798	11,339	(173)	(21)	3,139	77,082	1,926
PIMCO Real Return Fund	13,991	4,621	(6,318)	74	268	12,636	318
PIMCO RealEstateRealReturn Strategy Fund	13,615	6,291	(3,422)	110	2,206	18,800	711
PIMCO Senior Floating Rate Fund	0	10,015	0	0	(22)	9,993	15
PIMCO Short Term Floating NAV Portfolio	11	15,400	(15,408)	0	1	4	0
PIMCO Short-Term Fund	621	0	(622)	6	(5)	0	0
PIMCO Small Cap StocksPLUS® TR Fund	747	940	0	0	49	1,736	21
PIMCO StocksPLUS® Total Return Fund	86	1	0	0	6	93	1
PIMCO Total Return Fund	1,396	37,802	(11,938)	(71)	42	27,231	184
PIMCO Unconstrained Bond Fund	91,474	18,920	(56,488)	(253)	394	54,047	605
Totals	$815,697	$329,720	$(232,651)	$7,389	$13,533	$933,688	$20,812

16	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$314,321	$217,244

10.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	130	$1,465	316	$3,487
Administrative Class	8,211	92,434	15,717	171,932
Advisor Class	2,296	25,936	12,104	131,213
Class M	1,022	11,571	2,150	23,522
Issued as reinvestment of distributions
Institutional Class	8	90	20	218
Administrative Class	959	10,684	2,290	24,792
Advisor Class	958	10,686	3,759	40,523
Class M	169	1,890	411	4,468
Cost of shares redeemed
Institutional Class	(73)	(824)	(230)	(2,542)
Administrative Class	(1,937)	(21,808)	(4,302)	(47,242)
Advisor Class	(2,004)	(22,581)	(132,964)	(1,431,965)
Class M	(710)	(8,052)	(1,260)	(13,727)
Net increase (decrease) resulting from Portfolio share transactions	9,029	$101,491	(101,989)	$(1,095,321)

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held*
Institutional Class	3	100
Administrative Class	2	86
Advisor Class	3	95
Class M	3	93

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

12.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011 the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

To the extent the Portfolio invests in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying PIMCO Fund, this Portfolio may be subject to additional tax risk.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under

Semiannual Report	June 30, 2011	17

Notes to Financial Statements (Cont.)

June 30, 2011 (Unaudited)

Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$72,799	$ (3,342)	$69,457

13.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

18	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS07_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO CommodityRealReturn® Strategy Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, tax risk, subsidiary risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described below, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodities future contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Return chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO Variable Insurance Trust

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO CommodityRealReturn® Strategy Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	51.5%
Corporate Bonds & Notes	21.4%
Short-Term Instruments	7.7%
Mortgage-Backed Securities	6.2%
Asset-Backed Securities	5.4%
Other	7.8%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	5 Years	Class Inception (06/30/2004)
PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class	1.70%	34.78%	3.86%	6.22%
Dow Jones-UBS Commodity Index Total Return±	-2.58%	25.91%	-0.05%	3.58%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the subsidiary, as supplemented to date, is 1.05% for Administrative Class shares.

± Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,016.97	$1,020.33
Expenses Paid During Period†	$4.50	$4.51
Net Annualized Expense Ratio††	0.90%	0.90%

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

†† The annualized expense ratio reflects net annualized expenses after application of an expense waiver of 0.14%.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommodityRealReturn® Strategy Portfolio seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments, such as bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. Commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, provide exposure to the investment returns of the commodities markets without investing directly in physical commodities.

»	Commodities sold off during the first half of 2011 as markets downgraded global economic growth expectations and some supply-side developments added to the cyclically bearish outlook for commodities.

»

The Portfolio seeks to outperform the Dow Jones-UBS Commodity Index Total Return (the “Portfolio’s benchmark index”) by actively managing its commodity exposure, by holding U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral and by actively managing this collateral portfolio.

»

Active commodity strategies designed to combat the effects of contango (by holding futures contracts further out on the commodities futures curves) added value as the deferred roll indexes held within the Portfolio outperformed the Portfolio’s benchmark index, which holds front-month futures contracts.

»

The Portfolio’s construction, which uses U.S. TIPS as collateral, benefited performance as U.S. TIPS outperformed the assumed U.S. Treasury bill collateral rate embedded in the Portfolio’s benchmark index.

»

U.S. TIPS posted positive returns during the first half of 2011 given strong inflation accruals amid higher commodity prices in the first quarter of 2011 and the decrease in longer-term real yields as economic growth prospects continued to wane in the second quarter of 2011.

»

An emphasis on nominal duration (or sensitivity to changes in market interest rates) relative to U.S. TIPS duration detracted from returns as breakeven inflation levels widened during the reporting period.

»	Exposure to Australian real duration contributed to performance as Australian real yields declined during the reporting period.

»	A front-end focus on the U.S. Treasury yield curve benefited performance as short-term interest rates decreased during the reporting period.

»

Exposure to a basket of currencies, including select emerging markets currencies and the Australian dollar, added to returns as these currencies appreciated against the U.S. dollar during the reporting period.

»	Modest exposure to Italian inflation-linked bonds during the second quarter of 2011 detracted from returns as Italian real yields rose during this period.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO CommodityRealReturn® Strategy Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Administrative Class
Net asset value beginning of year or period	$9.01		$8.60	$7.00	$13.35	$11.31	$12.25
Net investment income (a)	0.09		0.11	0.24	0.44	0.47	0.42
Net realized/unrealized gain (loss) on investments	0.07		1.72	2.59	(6.08)	2.11	(0.80)
Total income (loss) from investment operations	0.16		1.83	2.83	(5.64)	2.58	(0.38)
Dividends from net investment income	(0.76)		(1.27)	(0.46)	(0.59)	(0.54)	(0.51)
Distributions from net realized capital gains	0.00		(0.15)	(0.77)	(0.12)	0.00	(0.05)
Total distributions	(0.76)		(1.42)	(1.23)	(0.71)	(0.54)	(0.56)
Net asset value end of year or period	$8.41		$9.01	$8.60	$7.00	$13.35	$11.31
Total return	1.70%		24.52%	41.53%	(43.79)%	23.24%	(3.10)%
Net assets end of year or period (000s)	$641,116		$576,251	$477,459	$214,053	$287,125	$180,810
Ratio of expenses to average net assets	0.90	%*	0.93%	0.98%	1.06%	0.93%	0.93%
Ratio of expenses to average net assets excluding waivers	1.04	%*	1.05%	1.11%	1.15%	1.00%	0.93%
Ratio of expenses to average net assets excluding interest expense	0.89	%*	0.89%	0.89%	0.89%	0.87%	0.93%
Ratio of expenses to average net assets excluding interest expense and waivers	1.03	%*	1.01%	1.02%	0.98%	0.94%	0.93%
Ratio of net investment income to average net assets	1.92	%*	1.32%	3.00%	3.33%	3.90%	3.48%
Portfolio turnover rate	222	%**	536%**	742%	1,156%	856%	993%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Consolidated Statement of Assets and Liabilities PIMCO CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$1,285,282
Investments in Affiliates, at value	1,796
Repurchase agreements, at value	19,413
Cash	19
Deposits with counterparty	33
Foreign currency, at value	379
Receivable for investments sold	35,983
Receivable for Portfolio shares sold	35,922
Interest and dividends receivable	5,095
Variation margin receivable	96
Swap premiums paid	1,503
Unrealized appreciation on foreign currency contracts	1,395
Unrealized appreciation on swap agreements	3,446
1,390,362

Liabilities:
Payable for reverse repurchase agreements	$29,916
Payable for investments purchased	55,146
Payable for investments purchased on a delayed-delivery basis	495,600
Payable for Portfolio shares redeemed	287
Payable for short sales	10,792
Written options outstanding	1,957
Deposits from counterparty	1,340
Accrued related party fees	570
Variation margin payable	78
Swap premiums received	850
Unrealized depreciation on foreign currency contracts	806
Unrealized depreciation on swap agreements	681
Other liabilities	3,223
601,246

Net Assets	$789,116

Net Assets Consist of:
Paid in capital	$745,925
Undistributed net investment income	41,351
Accumulated undistributed net realized (loss)	(11,406)
Net unrealized appreciation	13,246
$789,116

Net Assets:
Administrative Class	$641,116
Advisor Class	148,000

Shares Issued and Outstanding:
Administrative Class	76,203
Advisor Class	17,494

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$8.41
Advisor Class	8.46

Cost of Investments	$1,273,032
Cost of Investments in Affiliates	$1,796
Cost of Repurchase Agreements	$19,413
Cost of Foreign Currency Held	$377
Proceeds Received on Short Sales	$10,825
Premiums Received on Written Options	$2,589

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Statement of Operations PIMCO CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$10,649
Dividends	11
Dividends from Affiliate investments	5
Total Income	10,665

Expenses:
Investment advisory fees	2,242
Supervisory and administrative fees	1,102
Servicing fees – Administrative Class	453
Distribution and/or servicing fees – Advisor Class	180
Trustees' fees	6
Interest expense	40
Miscellaneous expense	1
Total Expenses	4,024
Waiver by PIMCO	(575)
Net Expenses	3,449

Net Investment Income	7,216

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	17,287
Net realized (loss) on futures contracts, written options and swaps	(14,350)
Net realized (loss) on foreign currency transactions	(1,071)
Net change in unrealized appreciation on investments	7,240
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(4,266)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(20)
Net Gain	4,820

Net Increase in Net Assets Resulting from Operations	$12,036

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Consolidated Statements of Changes in Net Assets PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$7,216	$7,375
Net realized gain	1,866	121,533
Net realized (loss) on Affiliate investments	0	(2)
Net change in unrealized appreciation	2,954	3,742
Net increase resulting from operations	12,036	132,648

Distributions to Shareholders:
From net investment income
Administrative Class	(51,563)	(71,572)
Advisor Class	(12,437)	(14,699)
From net realized capital gains
Administrative Class	0	(9,225)
Advisor Class	0	(2,073)

Total Distributions	(64,000)	(97,569)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	131,550	109,955

Total Increase in Net Assets	79,586	145,034

Net Assets:
Beginning of period	709,530	564,496
End of period*	$789,116	$709,530

* Including undistributed net investment income of:	$41,351	$98,135

**	See note 12 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%

AGFS Funding Co.
5.500% due 05/10/2017		$3,800	$3,733

NRG Energy, Inc.
3.500% due 07/01/2018		1,000	1,002

Total Bank Loan Obligations (Cost $4,778)			4,735

CORPORATE BONDS & NOTES 35.4%

BANKING & FINANCE 31.0%

Achmea Hypotheekbank NV
3.200% due 11/03/2014		1,200	1,260

Ally Financial, Inc.
3.646% due 06/20/2014		6,200	6,067
6.875% due 09/15/2011		500	504

American Express Bank FSB
0.316% due 05/29/2012		200	200

American Express Co.
7.250% due 05/20/2014		600	686

American Express Credit Corp.
0.306% due 02/24/2012		1,100	1,099
5.875% due 05/02/2013		400	431

American International Group, Inc.
3.650% due 01/15/2014		1,100	1,121
8.175% due 05/15/2068		800	877

ANZ National International Ltd.
0.700% due 08/19/2014		1,000	1,007
6.200% due 07/19/2013		1,300	1,417

Bank of America Corp.
5.375% due 06/15/2014		1,000	1,070

Bank of Montreal
2.850% due 06/09/2015		1,900	1,970

Barclays Bank PLC
7.434% due 09/29/2049		200	205

BPCE S.A.
2.375% due 10/04/2013		600	610

Citibank N.A.
1.375% due 08/10/2011		13,400	13,417

Citigroup, Inc.
0.552% due 11/05/2014		500	478
1.111% due 02/15/2013		11,000	10,962
5.250% due 02/27/2012		1,000	1,029
6.000% due 12/13/2013		1,500	1,631
7.375% due 06/16/2014	EUR	1,600	2,555

Commonwealth Bank of Australia
0.525% due 09/17/2014		$15,800	15,827
0.705% due 07/12/2013		8,900	8,900

Countrywide Financial Corp.
5.800% due 06/07/2012		300	313

DanFin Funding Ltd.
0.976% due 07/16/2013		1,900	1,900

Dexia Credit Local
0.652% due 03/05/2013		1,000	998

Dexia Credit Local S.A.
0.753% due 04/29/2014		7,900	7,876

FIH Erhvervsbank A/S
2.000% due 06/12/2013		300	307

Ford Motor Credit Co. LLC
3.033% due 01/13/2012		800	802
7.000% due 10/01/2013		1,000	1,071
7.250% due 10/25/2011		600	609
7.500% due 08/01/2012		2,000	2,095
7.800% due 06/01/2012		200	209

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FUEL Trust
3.984% due 12/15/2022		$3,000	$2,977

General Electric Capital Corp.
0.246% due 09/21/2012		2,800	2,804
0.246% due 12/21/2012		3,100	3,104
0.424% due 06/01/2012		15,000	15,038

Goldman Sachs Group, Inc.
0.696% due 03/22/2016		2,000	1,888
0.785% due 01/12/2015		6,000	5,791
1.720% due 11/15/2014	EUR	700	986

HBOS PLC
6.750% due 05/21/2018		$1,000	963

HCP, Inc.
6.700% due 01/30/2018		1,000	1,119

ING Bank NV
1.046% due 03/30/2012		6,300	6,326
1.596% due 10/18/2013		5,200	5,247

International Lease Finance Corp.
0.634% due 07/01/2011		1,000	1,000
5.625% due 09/20/2013		400	407
5.750% due 05/15/2016		3,000	2,956
6.500% due 09/01/2014		300	319
6.750% due 09/01/2016		300	321
7.125% due 09/01/2018		600	645

JPMorgan Chase & Co.
1.074% due 01/24/2014		14,400	14,448

LeasePlan Corp. NV
3.000% due 05/07/2012		1,200	1,227

Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)		700	192
7.000% due 09/27/2027 (a)		100	27

Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	1,061

Macquarie Bank Ltd.
2.600% due 01/20/2012		300	304

Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		2,000	1,997
2.276% due 09/27/2012	EUR	200	284
5.450% due 07/15/2014		$200	215
6.050% due 08/15/2012		6,600	6,949

MetLife of Connecticut Institutional Funding Ltd.
0.528% due 12/08/2011		1,000	998

Metropolitan Life Global Funding I
1.370% due 09/17/2012		2,500	2,526

Morgan Stanley
0.758% due 10/15/2015		600	569
1.760% due 03/01/2013	EUR	200	287
2.761% due 05/14/2013		$6,100	6,266

National Australia Bank Ltd.
0.793% due 07/08/2014		7,900	7,980
5.350% due 06/12/2013		1,000	1,073

New York Life Global Funding
1.614% due 12/20/2013	EUR	3,500	4,974
4.650% due 05/09/2013		$1,000	1,070

NIBC Bank NV
2.800% due 12/02/2014		5,200	5,416

Nordea Bank AB
1.181% due 01/14/2014		6,700	6,764

Pacific Life Global Funding
5.150% due 04/15/2013		300	320

Royal Bank of Scotland Group PLC
1.174% due 04/23/2012		500	503
1.450% due 10/20/2011		5,500	5,518
1.611% due 01/30/2017	EUR	300	389
2.678% due 08/23/2013		$3,700	3,797
3.000% due 12/09/2011		500	506

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012		$5,300	$5,302

SLM Corp.
5.050% due 11/14/2014		2,000	2,001

Turkiye Garanti Bankasi A/S
2.774% due 04/20/2016		500	499

UBS AG
2.250% due 08/12/2013		3,500	3,561

Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		3,000	3,068

Wells Fargo Capital XIII
7.700% due 12/29/2049		500	512

Westpac Banking Corp.
0.438% due 12/14/2012		10,200	10,207
0.530% due 09/10/2014		300	301
3.585% due 08/14/2014		1,500	1,598

Westpac Securities NZ Ltd.
2.500% due 05/25/2012		900	915

			245,018

INDUSTRIALS 3.9%

Boston Scientific Corp.
5.450% due 06/15/2014		500	544

Cardinal Health, Inc.
6.000% due 06/15/2017		400	452

Cemex S.A.B. de C.V.
5.246% due 09/30/2015		800	776

DISH DBS Corp.
6.375% due 10/01/2011		600	607

Dow Chemical Co.
2.518% due 08/08/2011		1,200	1,203
4.850% due 08/15/2012		1,000	1,045

Lyondell Chemical Co.
11.000% due 05/01/2018		3,900	4,387

Masco Corp.
6.125% due 10/03/2016		1,000	1,028

NXP BV
4.077% due 10/15/2013	EUR	2,095	3,030

Office Depot, Inc.
6.250% due 08/15/2013		$1,000	1,030

Petroleos Mexicanos
5.500% due 01/21/2021		400	421

Rexam PLC
6.750% due 06/01/2013		400	435

RPM International, Inc.
6.500% due 02/15/2018		1,000	1,099

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		1,000	1,112

Steel Dynamics, Inc.
7.375% due 11/01/2012		2,000	2,120

UST LLC
6.625% due 07/15/2012		900	951

Videotron Ltee
6.875% due 01/15/2014		500	508

Volkswagen International Finance NV
1.625% due 08/12/2013		2,500	2,518

Wesfarmers Ltd.
2.983% due 05/18/2016		7,200	7,226

Xstrata Canada Corp.
7.350% due 06/05/2012		400	422

			30,914

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 0.5%

Sprint Capital Corp.
8.375% due 03/15/2012		$800	$836

TDC A/S
3.500% due 02/23/2015	EUR	2,000	2,930

			3,766

Total Corporate Bonds & Notes (Cost $276,326)			279,698

MUNICIPAL BONDS & NOTES 0.3%

NORTH CAROLINA 0.3%

North Carolina State Education Assistance Authority
0.785% due 10/26/2020		$2,000	1,997

OHIO 0.0%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		200	146

WEST VIRGINIA 0.0%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	74

Total Municipal Bonds & Notes (Cost $2,284)			2,217

U.S. GOVERNMENT AGENCIES 5.3%

Fannie Mae
0.536% due 05/25/2042		16	16
0.866% due 02/25/2041		3,147	3,175
1.495% due 10/01/2044		14	14
2.534% due 05/25/2035		119	124
2.680% due 11/01/2034		93	98
4.500% due 04/01/2023 - 04/01/2024		3,237	3,441
5.060% due 07/01/2035		115	123
5.337% due 11/01/2035		298	321
5.357% due 01/01/2036		537	577
5.500% due 12/01/2036		9,379	10,171
5.950% due 02/25/2044		28	29

Freddie Mac
0.146% due 03/21/2013 (h)		10,600	10,599
0.417% due 02/15/2019		875	875
0.446% due 08/25/2031		3	3
0.637% due 08/15/2033		3,520	3,534
1.495% due 02/25/2045		151	149
2.489% due 01/01/2034		15	16
6.259% due 09/01/2036		404	419
6.290% due 07/01/2036		427	441
6.728% due 10/01/2036		365	382

Ginnie Mae
0.486% due 03/20/2037		3,682	3,670

NCUA Guaranteed Notes
0.640% due 10/07/2020		1,339	1,341
0.750% due 12/08/2020		1,716	1,726

Small Business Administration
5.510% due 11/01/2027		693	760

Total U.S. Government Agencies (Cost $41,664)			42,004

U.S. TREASURY OBLIGATIONS 85.2%

Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (h)		49,280	50,389
0.500% due 04/15/2015		9,052	9,444
0.625% due 04/15/2013		5,319	5,479
1.125% due 01/15/2021 (g)(h)		37,332	38,759
1.250% due 04/15/2014		26,653	28,283
1.250% due 07/15/2020		516	545
1.375% due 07/15/2018 (h)		4,171	4,529

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.375% due 01/15/2020		$25,067	$26,876
1.625% due 01/15/2015		26,506	28,753
1.875% due 07/15/2013		30,277	32,181
1.875% due 07/15/2015		22,687	25,021
1.875% due 07/15/2019 (h)		26,223	29,325
2.000% due 04/15/2012		7,219	7,379
2.000% due 01/15/2014		36,163	38,980
2.000% due 07/15/2014		44,951	49,046
2.000% due 01/15/2016		66,450	73,858
2.000% due 01/15/2016 (e)		12,462	13,851
2.125% due 01/15/2019 (h)		7,665	8,709
2.125% due 02/15/2041		5,750	6,243
2.375% due 01/15/2017		22,328	25,476
2.500% due 07/15/2016		18,012	20,618
2.625% due 07/15/2017		8,687	10,106
2.625% due 07/15/2017 (e)(h)		16,307	18,970
3.000% due 07/15/2012		74,492	77,751
3.375% due 01/15/2012 (g)		23,174	23,687
3.625% due 04/15/2028		1,529	2,015
3.875% due 04/15/2029		2,325	3,189

U.S. Treasury Notes
0.500% due 11/30/2012		12,300	12,331
0.625% due 06/30/2012		300	301

Total U.S. Treasury Obligations (Cost $666,695)			672,094

MORTGAGE-BACKED SECURITIES 10.3%

American General Mortgage Loan Trust
5.150% due 03/25/2058		1,426	1,471

Arran Residential Mortgages Funding PLC
2.874% due 11/19/2047	EUR	8,100	11,744

Banc of America Commercial Mortgage, Inc.
0.360% due 06/10/2049		$137	133
5.802% due 06/10/2049		137	141

Banc of America Large Loan, Inc.
0.697% due 08/15/2029		772	713
1.937% due 11/15/2015		6,437	5,977
5.691% due 06/24/2050		300	329

Banc of America Mortgage Securities, Inc.
2.867% due 06/25/2035		356	304
5.060% due 11/25/2034		285	259

BCAP LLC Trust
5.250% due 08/26/2037		2,400	2,380
5.923% due 05/25/2037		600	470

Bear Stearns Adjustable Rate Mortgage Trust
2.340% due 08/25/2035		73	69
2.400% due 08/25/2035		125	116
2.710% due 03/25/2035		225	212
2.731% due 03/25/2035		70	65
2.769% due 03/25/2035		221	173
3.069% due 01/25/2035		706	627
3.113% due 01/25/2035		849	761

Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036		618	397
5.027% due 12/26/2046		3,592	2,396

Citigroup Commercial Mortgage Trust
5.886% due 12/10/2049		91	99

Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035		143	137
2.450% due 08/25/2035		162	141
2.670% due 12/25/2035		1,238	1,150
5.661% due 09/25/2037		1,107	746

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		400	434
5.886% due 11/15/2044		200	218

Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		593	597

Countrywide Alternative Loan Trust
0.356% due 05/25/2047		3,203	2,121

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.381% due 12/20/2046		$2,659	$1,419
6.000% due 02/25/2037		457	317

Countrywide Home Loan Mortgage Pass-Through Trust
2.903% due 11/19/2033		12	12
2.923% due 08/25/2034		82	62

Credit Suisse Mortgage Capital Certificates
0.417% due 10/15/2021		1,391	1,336
5.383% due 02/15/2040		400	431
5.467% due 09/18/2039		1,000	1,089

DBUBS Mortgage Trust
3.386% due 07/10/2044		5,800	5,815

First Horizon Alternative Mortgage Securities
2.343% due 06/25/2034		31	28

Fosse Master Issuer PLC
1.619% due 10/18/2054		3,100	3,096

Gosforth Funding PLC
2.286% due 04/24/2047	GBP	4,000	6,461

Granite Master Issuer PLC
0.226% due 12/20/2054		$377	357

Granite Mortgages PLC
1.015% due 09/20/2044	GBP	474	732

Greenpoint Mortgage Funding Trust
0.266% due 01/25/2047 (a)		$99	93
0.456% due 11/25/2045		17	10

GS Mortgage Securities Corp. II
1.317% due 03/06/2020		300	295
3.849% due 12/10/2043		3,556	3,641
4.592% due 08/10/2043		1,400	1,409

GSR Mortgage Loan Trust
3.042% due 01/25/2035		171	153

Harborview Mortgage Loan Trust
0.426% due 03/19/2036		101	60

Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	4,100	5,969

Indymac INDA Mortgage Loan Trust
5.067% due 11/25/2035		$500	421

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		340	362
5.429% due 12/12/2043		310	335

JPMorgan Mortgage Trust
2.968% due 07/25/2035		169	161
3.141% due 08/25/2035		204	172
5.015% due 02/25/2035		750	747

LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		200	218

MASTR Adjustable Rate Mortgages Trust
2.836% due 11/21/2034		100	96

Mellon Residential Funding Corp.
0.927% due 09/15/2030		517	434

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	108

MLCC Mortgage Investors, Inc.
1.653% due 10/25/2035		473	423

Morgan Stanley Capital I
6.074% due 06/11/2049		25	27

Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		1,278	1,243

Permanent Master Issuer PLC
2.617% due 07/15/2042	EUR	400	581

RBSCF Trust
6.213% due 12/16/2049		$600	657

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Accredit Loans, Inc.
0.436% due 08/25/2037		$2,201	$1,398
1.638% due 09/25/2045		277	167

Sequoia Mortgage Trust
0.386% due 07/20/2036		802	634

Structured Adjustable Rate Mortgage Loan Trust
1.695% due 01/25/2035		26	17
2.580% due 02/25/2034		43	40
5.500% due 12/25/2034		517	479

Structured Asset Mortgage Investments, Inc.
0.516% due 10/19/2034		38	34

Vornado DP LLC
4.004% due 09/13/2028		1,500	1,462

Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020		774	702
0.277% due 09/15/2021		714	689
5.088% due 08/15/2041		300	321
5.418% due 01/15/2045		310	337
5.572% due 10/15/2048		200	216

WaMu Mortgage Pass-Through Certificates
1.048% due 05/25/2047		444	299
5.184% due 12/25/2035		489	456
5.523% due 08/25/2035		197	173

Wells Fargo Mortgage-Backed Securities Trust
2.819% due 03/25/2036		443	375
5.000% due 06/25/2033		340	334

Total Mortgage-Backed Securities (Cost $80,656)			81,283

ASSET-BACKED SECURITIES 9.0%

AMMC CDO
0.482% due 05/03/2018		500	489

Aquilae CLO PLC
1.469% due 01/17/2023	EUR	757	1,029

ARES CLO Funds
0.477% due 03/12/2018		$596	582

Babson CLO Ltd.
0.581% due 11/15/2016		578	565

Carrington Mortgage Loan Trust
0.506% due 10/25/2035		126	118

Citibank Omni Master Trust
2.287% due 05/16/2016		3,300	3,341
2.937% due 08/15/2018		6,100	6,418

Commercial Industrial Finance Corp.
0.514% due 03/01/2021		4,300	4,050
0.527% due 05/10/2021		4,600	4,307

Countrywide Asset-Backed Certificates
0.366% due 07/25/2036		1,827	1,571
0.436% due 04/25/2036		269	237
5.525% due 04/25/2036		1,775	1,683

Credit-Based Asset Servicing & Securitization LLC
0.306% due 07/25/2037		37	34

Cumberland CLO Ltd.
0.517% due 11/10/2019		1,346	1,294

Duane Street CLO
0.518% due 11/08/2017		485	469

First CLO Ltd.
0.558% due 12/14/2016		404	394

First Franklin Mortgage Loan Asset-Backed Certificates
0.526% due 11/25/2035		6,706	5,813
0.566% due 09/25/2035		4,277	3,990

Ford Credit Auto Owner Trust
2.687% due 05/15/2013		1,147	1,155

Globaldrive BV
2.889% due 04/20/2018	EUR	2,427	3,570

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
0.256% due 12/25/2036		$114	$79

Gulf Stream Compass CLO Ltd.
0.638% due 07/15/2016		236	232

Harvest CLO S.A.
2.003% due 03/29/2017	EUR	302	418

Illinois Student Assistance Commission
0.754% due 04/25/2017		$379	379

Katonah Ltd.
0.566% due 09/20/2016		1,072	1,045

Landmark CDO Ltd.
0.554% due 06/01/2017		1,577	1,524

LCM LP
0.476% due 03/21/2019		1,100	1,042

Magi Funding PLC
1.835% due 04/11/2021	EUR	558	756

MBNA Credit Card Master Note Trust
5.600% due 07/17/2014		2,700	3,994

Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047		$230	170

Navigator CDO Ltd.
1.111% due 11/15/2015		94	92

Nelnet Student Loan Trust
0.974% due 07/25/2018		341	343

Olympic CLO Ltd.
0.691% due 05/15/2016		14	14

Penta CLO S.A.
1.934% due 06/04/2024	EUR	1,162	1,541

Premium Loan Trust Ltd.
0.654% due 10/25/2014		$157	155

Racers
0.476% due 07/25/2017		991	971

SLM Student Loan Trust
0.314% due 04/25/2019		2,200	2,132
1.429% due 10/25/2023	EUR	900	1,224
1.774% due 04/25/2023		$5,963	6,162
1.837% due 12/15/2017		652	656
2.350% due 04/15/2039		1,637	1,641
4.500% due 11/16/2043		2,563	2,473

Specialty Underwriting & Residential Finance
0.246% due 01/25/2038		179	162

Structured Asset Securities Corp.
1.694% due 04/25/2035		738	594

Symphony CLO Ltd.
0.501% due 05/15/2019		700	663

WaMu Asset-Backed Certificates
0.236% due 01/25/2037		34	33

Wind River CLO Ltd.
0.576% due 12/19/2016		769	743

Wood Street CLO BV
1.763% due 03/29/2021	EUR	246	340

Total Asset-Backed Securities (Cost $69,517)			70,687

SOVEREIGN ISSUES 6.6%

Australia Government CPI Linked Bond
2.500% due 09/20/2030 (c)	AUD	600	653
3.000% due 09/20/2025 (c)		3,700	4,424
4.000% due 08/20/2020 (c)		1,200	2,156

Canada Government Bond
2.750% due 09/01/2016	CAD	14,000	14,771

Export-Import Bank of Korea
1.300% due 03/13/2012		$2,700	2,700

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Italy Buoni Poliennali Del Tesoro Inflation Linked Bond
2.100% due 09/15/2016 (c)	EUR	926	$1,332
2.100% due 09/15/2021 (c)		8,333	11,309
2.600% due 09/15/2023 (c)		4,720	6,645

Italy Certificati Di Credito Del Tesoro/CCTS-eu
2.426% due 10/15/2017		1,500	2,093

New South Wales Treasury Corp.
2.750% due 11/20/2025 (c)	AUD	300	347

Societe Financement de l'Economie Francaise
0.476% due 07/16/2012		$5,000	5,016
2.125% due 01/30/2012		500	505

Total Sovereign Issues (Cost $50,600)			51,951

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049		300	318

Total Convertible Preferred Securities (Cost $300)			318

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.7%

CERTIFICATES OF DEPOSIT 3.1%

Banco Bradesco S.A.
1.955% due 01/24/2013		$3,600	3,630

Barclays Bank PLC
1.345% due 12/16/2011		6,700	6,730

Industrial & Commercial Bank of China Ltd.
0.750% due 08/15/2011		4,100	4,101

Itau Unibanco S.A.
0.000% due 07/07/2011		7,200	7,198
0.000% due 12/12/2011		3,000	2,982

			24,641

COMMERCIAL PAPER 0.5%
Vodafone Group PLC
0.880% due 01/19/2012		3,600	3,591

REPURCHASE AGREEMENTS 2.5%

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2011		9,100	9,100
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 07/31/2012 valued at $9,312. Repurchase proceeds are $9,100.)

Goldman Sachs & Co.
0.300% due 09/02/2011		1,372	1,372
(Dated 06/02/2011. Collateralized by FMS Wertmanagement 2.000% due 11/15/2012 valued at $1,409. Repurchase proceeds are $1,372.)

JPMorgan Securities, Inc.
0.040% due 07/01/2011		7,500	7,500
(Dated 06/30/2011. Collateralized by Federal Farm Credit Bank 2.270% due 12/24/2013 valued at $7,667. Repurchase proceeds are $7,500.)

State Street Bank and Trust Co.
0.010% due 07/01/2011		1,441	1,441
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,475. Repurchase proceeds are $1,441.)

			19,413

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 4.3%

Banco Santander Brasil S.A.
2.596% due 12/29/2011	$4,100	$4,066

Fannie Mae
0.070% due 10/03/2011	885	885
0.080% due 07/21/2011	10,700	10,699

Freddie Mac
0.060% due 07/21/2011	2,500	2,500
0.085% due 07/06/2011	15,600	15,600

Pacific Gas & Electric Co.
0.870% due 10/11/2011	300	300

		34,050

U.S. TREASURY BILLS 2.1%
0.065% due 09/15/2011 - 10/13/2011 (b)(e)(f)	16,985	16,984

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.2%
179,230	$1,796

Total Short-Term Instruments (Cost $100,383)	100,475

PURCHASED OPTIONS (j) 0.1%
(Cost $1,038)	1,029

Total Investments 165.6% (Cost $1,294,241)	$1,306,491

Written Options (k) (0.3%) (Premiums $2,589)	(1,957)

Other Assets and Liabilities (Net) (65.3%)	(515,418)

Net Assets 100.0%	$789,116

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $15,410 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	Securities with an aggregate market value of $810 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.
(g)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $34,976 at a weighted average interest rate of 0.193%. On June 30, 2011, securities valued at $29,575 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $1,382 and cash of $33 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)

90-Day Euribor December Futures	Long	12/2012	8	$12
90-Day Euribor June Futures	Long	06/2012	20	18
90-Day Euribor March Futures	Long	03/2013	8	12
90-Day Euribor September Futures	Long	09/2012	8	11
90-Day Eurodollar December Futures	Long	12/2011	91	34
90-Day Eurodollar December Futures	Long	12/2012	66	(5)
90-Day Eurodollar June Futures	Long	06/2012	89	61
90-Day Eurodollar March Futures	Long	03/2012	175	119
90-Day Eurodollar March Futures	Long	03/2013	48	(27)
90-Day Eurodollar September Futures	Long	09/2011	147	32
90-Day Eurodollar September Futures	Long	09/2012	65	36
Corn December Futures	Short	12/2011	59	(22)
Euro-Bobl September Futures	Long	09/2011	21	11
Euro-Bund 10-Year Bond September Futures	Long	09/2011	18	11
Soybean November Futures	Long	11/2011	18	(45)
Wheat December Futures	Long	12/2011	40	(407)
Wheat December Futures	Short	12/2011	31	343

				$194

(i)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.813%	$400	$5	$0	$5
HCP, Inc.	GSC	(2.910%	)	03/20/2018	1.378%	1,000	(94)	0	(94)
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	1.388%	1,000	0	0	0
Masco Corp.	CITI	(1.910%	)	12/20/2016	3.016%	1,000	53	0	53
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	2.822%	1,000	(49)	(24)	(25)

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Rexam PLC	BCLY	(1.450%	)	06/20/2013	0.456%	$400	$(8)	$0	$(8)
RPM International, Inc.	GSC	(1.500%	)	03/20/2018	1.646%	1,000	8	0	8
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	1.853%	1,000	22	0	22
UST LLC	BOA	(0.340%	)	09/20/2012	0.114%	900	(3)	0	(3)
Xstrata Canada Corp.	BOA	(0.910%	)	06/20/2012	0.226%	400	(3)	0	(3)

							$(69)	$(24)	$(45)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.938%	$	1,000	$2	$(14)	$16
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.469%		1,800	(65)	(60)	(5)
Brazil Government International Bond	RBS	1.000%	06/20/2015	0.938%		500	1	(10)	11
France Government Bond	BOA	0.250%	12/20/2015	0.700%		900	(17)	(20)	3
France Government Bond	CITI	0.250%	06/20/2015	0.624%		800	(11)	(19)	8
France Government Bond	CITI	0.250%	12/20/2015	0.700%		600	(12)	(17)	5
France Government Bond	DUB	0.250%	06/20/2015	0.624%		500	(7)	(16)	9
France Government Bond	JPM	0.250%	06/20/2015	0.624%		500	(8)	(18)	10
France Government Bond	JPM	0.250%	12/20/2015	0.700%		5,200	(101)	(105)	4
France Government Bond	RBS	0.250%	12/20/2015	0.700%		700	(14)	(14)	0
Japan Government International Bond	BOA	1.000%	12/20/2015	0.792%		3,600	33	81	(48)
Japan Government International Bond	DUB	1.000%	12/20/2015	0.792%		100	1	2	(1)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.792%		600	6	13	(7)
Japan Government International Bond	JPM	1.000%	12/20/2015	0.792%		600	5	12	(7)
Japan Government International Bond	RBS	1.000%	12/20/2015	0.792%		500	5	11	(6)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%		200	1	(2)	3
Spain Government International Bond	CITI	1.000%	06/20/2016	2.589%		6,000	(420)	(358)	(62)
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.478%		1,000	21	8	13
United Kingdom Gilt	CSFB	1.000%	12/20/2015	0.534%		4,200	87	99	(12)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.478%		1,500	31	12	19

							$(462)	$(415)	$(47)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	$	300	$37	$41	$(4)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		800	98	119	(21)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		2,600	320	364	(44)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015		1,500	185	212	(27)
CDX.EM-14 5-Year Index	RBS	5.000%	12/20/2015		600	74	82	(8)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015		900	111	127	(16)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016		600	80	81	(1)
CDX.IG-16 5-Year Index	GSC	1.000%	06/20/2016		3,500	14	7	7

						$919	$1,033	$(114)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM	EUR	600	$22	$0	$22
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	4,100	(100)	(73)	(27)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		5,400	(48)	(86)	38
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		1,100	12	4	8
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		2,000	(6)	0	(6)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		5,300	(14)	(4)	(10)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		6,900	63	21	42
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		4,300	17	(4)	21
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		4,900	90	44	46
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		8,800	162	70	92
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	13	1	12
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		800	54	2	52
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		9,500	38	5	33
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		3,800	15	5	10
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		3,200	16	0	16
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		400	3	1	2
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		900	8	4	4
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		4,000	40	16	24
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI	$	1,300	(28)	(7)	(21)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	BOA		1,200	37	25	12
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	CITI		1,700	53	35	18

							$447	$59	$388

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Receive	NYMEX Natural Gas December Futures	$7.2	12/31/2019	DUB	84	$7	$0	$7

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	BXCS1461 Index	20,852	3-Month USD-LIBOR plus a specified spread	$	57,530	07/27/2011	BCLY	$329
Receive	DJUBSF3T Index	82,895	3-Month USD-LIBOR plus a specified spread		56,150	07/27/2011	BCLY	223
Receive	DJUBSTR Index	102,492	3-Month USD-LIBOR plus a specified spread		32,390	07/27/2011	BCLY	0
Receive	CVICSTR3 Index	42,780	3-Month USD-LIBOR plus a specified spread		14,390	07/27/2011	CITI	84
Receive	DJUBSF3T Index	9,921	3-Month USD-LIBOR plus a specified spread		6,720	07/27/2011	CITI	27
Pay (7)	DJUBSHG Index	8,989	0.000%		3,934	07/27/2011	CSFB	(167)
Receive	DJUBSTR Index	238,115	3-Month USD-LIBOR plus a specified spread		75,250	07/27/2011	CSFB	0
Receive (7)	SPGCICP Index	4,923	0.000%		3,973	07/27/2011	CSFB	156
Receive	DJUBSTR Index	134,420	3-Month USD-LIBOR plus a specified spread		42,480	07/27/2011	DUB	0
Receive	ENHGD84T Index	185,304	3-Month USD-LIBOR plus a specified spread		74,320	07/27/2011	GSC	427
Receive	DJUBSF3T Index	21,628	3-Month USD-LIBOR plus a specified spread		14,650	07/27/2011	JPM	58
Receive	DJUBSTR Index	147,236	3-Month USD-LIBOR plus a specified spread		46,530	07/27/2011	JPM	0
Receive	DJUBSTR Index	19,049	3-Month USD-LIBOR plus a specified spread		6,020	07/27/2011	MLP	0
Receive	DJUBSTR Index	403,324	3-Month USD-LIBOR plus a specified spread		127,460	07/27/2011	MSC	1
Receive	MOTT3001 Index	230,731	3-Month USD-LIBOR plus a specified spread		78,580	07/27/2011	MSC	460
Receive	MOTT3002 Index	366,744	3-Month USD-LIBOR plus a specified spread		122,870	07/27/2011	MSC	718
Receive	MOTT3007 Index	38,385	3-Month USD-LIBOR plus a specified spread		12,780	07/27/2011	MSC	74
Receive	DJUBSTR Index	6,234	3-Month USD-LIBOR plus a specified spread		1,970	07/27/2011	SOG	0
Receive	DJUBSTR Index	59,268	3-Month USD-LIBOR plus a specified spread		18,730	07/27/2011	UBS	0

								$2,390

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(7)	At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swaps

Pay/Receive Variance (8)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	ICE Brent Crude December Futures	$0.102	11/10/2011	DUB	$	4,000	$6	$0	$6
Pay	ICE Brent Crude December Futures	0.109	11/10/2011	DUB		1,400	12	0	12
Pay	London Gold Market Fixing Ltd. PM	0.078	07/08/2011	DUB		1,800	104	0	104

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Variance Swaps (Cont.)

Pay/Receive Variance (8)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.041	09/29/2011	JPM	$	2,720	$38	$0	$38
Pay	London Gold Market Fixing Ltd. PM	0.046	11/02/2011	JPM		1,960	18	0	18
Pay	NYMEX WTI Crude August Futures	0.123	07/15/2011	DUB		250	6	0	6
Pay	NYMEX WTI Crude August Futures	0.126	07/15/2011	SOG		190	7	0	7
Pay	NYMEX WTI Crude August Futures	0.133	07/15/2011	DUB		270	12	0	12
Pay	NYMEX WTI Crude August Futures	0.141	07/15/2011	DUB		450	31	0	31
Receive	NYMEX WTI Crude December Futures	0.102	11/10/2011	DUB		4,000	(28)	0	(28)
Receive	NYMEX WTI Crude December Futures	0.109	11/10/2011	DUB		1,400	(20)	0	(20)

							$186	$0	$186

(8)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(j)	Purchased options outstanding on June 30, 2011:

Optionson Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC WTI Crude December Futures	JPM	$130.000	11/15/2013	48	$335	$282
Call - OTC WTI Crude December Futures	MSC	150.000	11/17/2015	82	517	465

					$852	$747

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$	18,100	$61	$95
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012		9,000	22	22
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012		31,500	103	165

								$186	$282

(k)	Written options outstanding on June 30, 2011:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	JPM	$140.000	11/11/2013	48	$345	$(323)
Call - OTC Brent Crude December Futures	MSC	160.000	11/10/2015	82	517	(462)
Call - OTC Gold December Futures	BCLY	1,750.000	11/22/2011	5	11	(4)
Call - OTC Gold December Futures	DUB	1,750.000	10/27/2011	5	6	(4)
Call - OTC Gold December Futures	DUB	2,000.000	11/22/2011	15	10	(3)
Call - OTC Gold December Futures	UBS	1,750.000	11/22/2011	22	49	(18)

					$938	$(814)

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	69	$18	$(15)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	62	21	(13)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	15	5	(6)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	15	7	(2)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	30	19	(2)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	30	14	(24)

				$84	$(62)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$	36,200	$64	$(22)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		9,000	51	(53)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012		63,000	107	(37)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,000	14	(11)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,500	10	(8)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		39,600	318	(208)

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	5,800	$52	$(22)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		7,600	76	(29)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		5,600	64	(21)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,000	34	(11)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		300	3	(1)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		6,600	73	(25)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.750%	11/14/2011		28,700	82	(64)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.750%	11/14/2011		28,700	144	(155)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,100	7	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,900	13	0

								$1,112	$(667)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	$ 800	$2	$(2)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011	800	3	0
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	09/21/2011	500	2	(1)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	09/21/2011	500	2	0
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011	400	2	0
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	09/21/2011	1,300	6	(2)

						$17	$(5)

Foreign Currency Options
Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC AUD versus USD	UBS	$0.998	08/18/2011	AUD	4,100	$38	$(12)

Straddle Options
Description	Counterparty	Exercise Level (9)	Expiration Date	Notional Amount	Premium (9)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$4,000	$21	$(26)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	3,900	20	(25)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	8,500	94	(138)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	9,600	105	(157)

					$240	$(346)

(9)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$	3,400	$29	$(9)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020		12,100	108	(34)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020		1,000	13	(3)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020		1,300	10	(5)

							$160	$(51)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premium
Balance at 12/31/2010	3,000,499	$148,500	AUD	0	EUR	8,200	$1,776
Sales	1,035	262,200		4,100		0	2,212
Closing Buys	(3,001,136)	(92,800)		0		(8,200)	(1,240)
Expirations	0	0		0		0	0
Exercised	0	(29,200)		0		0	(159)

Balance at 06/30/2011	398	$288,700	AUD	4,100	EUR	0	$2,589

(l)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	08/01/2041	$10,000	$10,825	$(10,792)

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(m)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,159	07/2011	DUB	$0	$(32)	$(32)
Sell	BRL	4,944	08/2011	BCLY	0	(55)	(55)
Buy		4,944	08/2011	UBS	89	0	89
Buy		4,944	09/2011	BCLY	54	(1)	53
Sell	CAD	5,760	09/2011	DUB	0	(114)	(114)
Sell		2,352	09/2011	RBC	0	(49)	(49)
Buy	CNY	824	11/2011	BCLY	0	0	0
Buy		4,954	11/2011	CITI	7	0	7
Buy		3,071	11/2011	JPM	0	(1)	(1)
Buy		5,000	02/2012	DUB	7	0	7
Buy		12,827	02/2012	JPM	29	0	29
Sell	EUR	1,510	07/2011	BCLY	0	(26)	(26)
Buy		153	07/2011	BNP	1	0	1
Sell		3,892	07/2011	BNP	1	0	1
Sell		470	07/2011	BOA	0	(19)	(19)
Sell		5,746	07/2011	CITI	91	(28)	63
Buy		661	07/2011	CSFB	6	0	6
Sell		14,113	07/2011	CSFB	0	(104)	(104)
Sell		5,733	07/2011	HSBC	47	(67)	(20)
Buy		450	07/2011	JPM	3	0	3
Sell		11,653	07/2011	JPM	0	(78)	(78)
Buy		129	07/2011	RBC	2	0	2
Sell		66	07/2011	RBC	0	(2)	(2)
Buy		515	07/2011	RBS	5	0	5
Sell		12,573	07/2011	RBS	44	(106)	(62)
Sell		580	07/2011	UBS	0	(2)	(2)
Sell	GBP	3,959	09/2011	BNP	6	0	6
Sell		523	09/2011	UBS	20	0	20
Buy	IDR	11,665,600	10/2011	CITI	83	0	83
Buy		5,180,000	10/2011	GSC	37	0	37
Buy		5,344,200	01/2012	BOA	20	0	20
Buy	INR	38,429	08/2011	BCLY	7	0	7
Buy		277,003	08/2011	CITI	267	0	267
Buy		37,500	08/2011	DUB	35	0	35
Buy		8,898	08/2011	HSBC	1	0	1
Buy		18,176	08/2011	JPM	6	0	6
Sell	JPY	185,429	07/2011	JPM	0	(90)	(90)
Buy	KRW	9,267,594	08/2011	CITI	222	0	222
Buy		655,980	08/2011	MSC	13	0	13
Buy	MXN	11,369	07/2011	BCLY	31	0	31
Buy		11,798	07/2011	CITI	7	0	7
Buy		19,643	07/2011	HSBC	37	0	37
Buy		6,045	07/2011	MSC	16	0	16
Sell		48,854	07/2011	MSC	23	0	23
Buy		48,854	11/2011	MSC	0	(18)	(18)
Buy	MYR	3,171	08/2011	BCLY	26	0	26
Buy		3,040	08/2011	CITI	23	0	23
Buy		894	08/2011	HSBC	6	0	6
Buy		500	08/2011	JPM	4	0	4
Buy		816	11/2011	CITI	0	(4)	(4)
Buy	PHP	63,008	11/2011	BCLY	28	0	28
Buy		20,100	11/2011	CITI	9	0	9
Buy		94,572	03/2012	CITI	0	(10)	(10)
Buy	SGD	819	09/2011	BCLY	26	0	26
Buy		400	09/2011	CITI	13	0	13
Buy		500	09/2011	DUB	1	0	1
Buy		1,000	09/2011	GSC	2	0	2
Buy		738	09/2011	JPM	7	0	7
Buy		1,200	09/2011	RBS	17	0	17
Buy		400	09/2011	UBS	0	0	0
Buy		756	12/2011	CITI	16	0	16

					$1,395	$(806)	$589

See Accompanying Notes	Semiannual Report	June 30, 2011	19

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$4,735	$0	$4,735
Corporate Bonds & Notes
Banking & Finance	0	245,018	0	245,018
Industrials	0	30,914	0	30,914
Utilities	0	3,766	0	3,766
Municipal Bonds & Notes
North Carolina	0	1,997	0	1,997
Ohio	0	146	0	146
West Virginia	0	74	0	74
U.S. Government Agencies	0	38,937	3,067	42,004
U.S. Treasury Obligations	0	672,094	0	672,094
Mortgage-Backed Securities	0	78,433	2,850	81,283
Asset-Backed Securities	0	67,826	2,861	70,687
Sovereign Issues	0	51,951	0	51,951
Convertible Preferred Securities
Banking & Finance	318	0	0	318
Short-Term Instruments
Certificates of Deposit	0	24,641	0	24,641
Commercial Paper	0	3,591	0	3,591
Repurchase Agreements	0	19,413	0	19,413
Short-Term Notes	0	34,050	0	34,050
U.S. Treasury Bills	0	16,984	0	16,984
PIMCO Short-Term Floating NAV Portfolio	1,796	0	0	1,796

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Purchased Options
Commodity Contracts	$0	$747	$0	$747
Interest Rate Contracts	0	282	0	282

	$2,114	$1,295,599	$8,778	$1,306,491

Short Sales, at value	$0	$(10,792)	$0	$(10,792)

Financial Derivative Instruments (7) - Assets
Commodity Contracts	343	2,724	74	3,141
Credit Contracts	0	196	0	196
Foreign Exchange Contracts	0	1,395	0	1,395
Interest Rate Contracts	357	452	0	809

	$700	$4,767	$74	$5,541

Financial Derivative Instruments(7) - Liabilities
Commodity Contracts	(474)	(981)	(48)	(1,503)
Credit Contracts	0	(407)	0	(407)
Foreign Exchange Contracts	0	(818)	0	(818)
Interest Rate Contracts	(32)	(793)	(397)	(1,222)

	$(506)	$(2,999)	$(445)	$(3,950)

Totals	$2,308	$1,286,575	$8,407	$1,297,290

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)		Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
U.S. Government Agencies	$6,647	$(3,399)		$(201)	$0	$0	$20	$0	$0	$3,067	$19
Mortgage-Backed Securities	1,852	2,831		(800)	0	5	51	0	(1,089)	2,850	19
Asset-Backed Securities	7,544	748		(746)	28	20	297	0	(5,030)	2,861	15
Short-Term Instruments
Short-Term Notes	3,996	0		0	51	0	19	0	(4,066)	0	0
Purchased Options
Commodity Contracts	156	0		(212)	0	57	(1)	0	0	0	0

	$20,195	$180		$(1,959)	$79	$82	$386	$0	$(10,185)	$8,778	$53

Financial Derivative Instruments (7) - Assets
Commodity Contracts	$0	$0		$0	$0	$0	$74	$0	$0	$74	$74

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	(172)	380		0	0	(225)	(31)	0	0	(48)	(47)
Interest Rate Contracts	(546)	0		0	0	0	149	0	0	(397)	149

	$(718)	$380		$0	$0	$(225)	$118	$0	$0	$(445)	$102

Totals	$19,477	$560	$	(1,959)	$79	$(143)	$578	$0	$(10,185)	$8,407	$229

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

20	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$747	$0	$0	$0	$282	$1,029
Variation margin receivable (2)	42	0	0	0	54	96
Unrealized appreciation on foreign currency contracts	0	0	0	1,395	0	1,395
Unrealized appreciation on swap agreements	2,798	196	0	0	452	3,446

	$3,587	$196	$0	$1,395	$788	$5,966

Liabilities:
Written options outstanding	$814	$5	$0	$12	$1,126	$1,957
Variation margin payable (2)	0	0	0	0	78	78
Unrealized depreciation on foreign currency contracts	0	0	0	806	0	806
Unrealized depreciation on swap agreements	215	402	0	0	64	681

	$1,029	$407	$0	$818	$1,268	$3,522

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$57	$0	$0	$0	$0	$57
Net realized gain (loss) on futures contracts, written options and swaps	(14,185)	371	0	0	(536)	(14,350)
Net realized (loss) on foreign currency transactions	0	0	0	(1,331)	0	(1,331)

	$(14,128)	$371	$0	$(1,331)	$(536)	$(15,624)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(105)	$0	$0	$0	$59	$(46)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(5,416)	(163)	0	26	1,287	(4,266)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(24)	0	(24)

	$(5,521)	$(163)	$0	$2	$1,346	$(4,336)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $194 as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$682	$2,018	$2,700
BNP	6	0	6
BOA	30	0	30
CITI	433	361	794
CSFB	(242)	986	744
DUB	19	0	19
GSC	544	1,180	1,724
HSBC	289	(420)	(131)
JPM	167	600	767
MLP	54	290	344
MSC	1,089	8,935	10,024
RBC	(49)	0	(49)
RBS	(79)	(150)	(229)
SOG	7	0	7
UBS	191	320	511

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	June 30, 2011	21

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Consolidated Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3).

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Consolidated Schedule of Investments for the Portfolio.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(h) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Consolidated Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Consolidated Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is included on the Portfolio’s Consolidated Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. For a Portfolio with income linked to inflation, writing inflation-capped options provides additional income and hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Consolidated Statement of Assets and Liabilities.

Semiannual Report	June 30, 2011	25

Notes to Financial Statements (Cont.)

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying commodity for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The settlement for a Commodity Option will not include actual delivery of the underlying commodity but will rather settle the amount of the difference directly into the Portfolio’s brokerage account. For an option that is in-the-money, the Portfolio will normally offset their position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future. The Portfolio may enter into credit default swaption agreements to earn income on the premiums or to hedge exposure to the credit risk of an investment without making a commitment to the underlying contract.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. A foreign currency option will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A short straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The short straddle profits when the underlying security price has little volatility before the expiration date. A long straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The long straddle profits when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Consolidated Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Consolidated Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the

26	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Consolidated Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure of the underlying reference securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such

Semiannual Report	June 30, 2011	27

Notes to Financial Statements (Cont.)

as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Consolidated Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Consolidated Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Consolidated Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Consolidated Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO

The PIMCO Cayman Commodity Portfolio I Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2011 of the Commodity Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Incorporated Date	Subscription Agreement	Approximate Fund Net Assets	Approximate Subsidiary Net Assets	Percentage
PIMCO Cayman Commodity Portfolio I Ltd.	July 21, 2006	August 1, 2006	$789,000	$114,000	14.4%

28	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

8.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The CRRS Subsidiary has entered into a separate contract with PIMCO for the management of the CRRS Subsidiary’s portfolio pursuant to which the CRRS Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the CRRS Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the CRRS Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver by PIMCO. For the period ended June 30, 2011, the amount was $574,825.

9.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fees amounts are disclosed in the Consolidated Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation	Market Value 06/30/2011	Dividend Income
$2,846	$132,405	$ (133,455)	$0	$0	$1,796	$5

10.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax

Semiannual Report	June 30, 2011	29

Notes to Financial Statements (Cont.)

rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$2,824,151	$2,787,413	$224,301	$105,795

12.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	15,573	$139,096	19,065	$159,782
Advisor Class	3,648	33,553	4,713	39,450
Issued as reinvestment of distributions
Administrative Class	5,916	51,563	9,989	80,797
Advisor Class	1,418	12,437	2,060	16,772
Cost of shares redeemed
Administrative Class	(9,232)	(84,292)	(20,602)	(169,183)
Advisor Class	(2,276)	(20,807)	(2,147)	(17,663)
Net increase resulting from Portfolio share transactions	15,047	$131,550	13,078	$109,955

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held*
Administrative Class	3	69
Advisor Class	6	77

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

13.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked financial derivative instruments,

including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked financial derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CommodityRealReturn Strategy Fund® (the “CRRS Fund”) in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the PIMCO Cayman Commodity Fund I Ltd., which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

If, during a taxable year, the CRRS Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for Federal income tax purposes. Note that the loss from the CRRS Subsidiary’s contemplated activities also cannot be carried forward to reduce future CRRS Subsidiary’s income in subsequent years. However, if the CRRS Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

30	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)		Net Unrealized Appreciation
$15,929		$(3,679)	$12,250

15.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2011	31

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	MYR	Malaysian Ringgit
CAD	Canadian Dollar	INR	Indian Rupee	PHP	Philippine Peso
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
EUR	Euro	KRW	South Korean Won	USD	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange

Index Abbreviations:
BXCS1461	Barclays Commodity Strategy BXCS1461 Index	DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBSHG	Dow Jones-UBS Copper Sub-Index	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	MOTT3007	Dow Jones-UBS MW1 Commodity IndexSM Total Return
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	ENHGD84T	Dow Jones-AIG E84 Total Return	SPGCICP	S&P GSCI Copper Index Excess Return
CVICSTR3	Dow Jones-UBS Customized Post Roll Index

Other Abbreviations:
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	NCUA	National Credit Union Administration
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	WTI	West Texas Intermediate
CLO	Collateralized Loan Obligation

32	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS09_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO CommodityRealReturn® Strategy Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, tax risk, subsidiary risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described below, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodities future contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Return chart measure performance assuming that all dividend and capital gain distributions were reinvested.

4	PIMCO Variable Insurance Trust

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO CommodityRealReturn® Strategy Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	51.5%
Corporate Bonds & Notes	21.4%
Short-Term Instruments	7.7%
Mortgage-Backed Securities	6.2%
Asset-Backed Securities	5.4%
Other	7.8%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	5 Years	Class Inception (02/28/2006)
PIMCO CommodityRealReturn Strategy Portfolio Advisor Class	1.72%	34.61%	3.78%	4.37%
Dow Jones-UBS Commodity Index Total Return±	-2.58%	25.91%	-0.05%	1.49%

All Portfolio returns are net of fees and expenses

* Cumulative return

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the subsidiary, as supplemented to date, is 1.15% for Advisor Class shares.

± Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,017.20	$1,019.84
Expenses Paid During Period†	$5.00	$5.01
Net Annualized Expense Ratio††	1.000%	1.000%

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

†† The annualized expense ratio reflects net annualized expenses after application of an expense waiver of 0.14%.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommodityRealReturn® Strategy Portfolio seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments, such as bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. Commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, provide exposure to the investment returns of the commodities markets without investing directly in physical commodities.

»	Commodities sold off during the first half of 2011 as markets downgraded global economic growth expectations and some supply-side developments added to the cyclically bearish outlook for commodities.

»

The Portfolio seeks to outperform the Dow Jones-UBS Commodity Index Total Return (the “Portfolio’s benchmark index”) by actively managing its commodity exposure, by holding U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral and by actively managing this collateral portfolio.

»

Active commodity strategies designed to combat the effects of contango (by holding futures contracts further out on the commodities futures curves) added value as the deferred roll indexes held within the Portfolio outperformed the Portfolio’s benchmark index, which holds front-month futures contracts.

»

The Portfolio’s construction, which uses U.S. TIPS as collateral, benefited performance as U.S. TIPS outperformed the assumed U.S. Treasury bill collateral rate embedded in the Portfolio’s benchmark index.

»

U.S. TIPS posted positive returns during the first half of 2011 given strong inflation accruals amid higher commodity prices in the first quarter of 2011 and the decrease in longer-term real yields as economic growth prospects continued to wane in the second quarter of 2011.

»

An emphasis on nominal duration (or sensitivity to changes in market interest rates) relative to U.S. TIPS duration detracted from returns as breakeven inflation levels widened during the reporting period.

»	Exposure to Australian real duration contributed to performance as Australian real yields declined during the reporting period.

»	A front-end focus on the U.S. Treasury yield curve benefited performance as short-term interest rates decreased during the reporting period.

»

Exposure to a basket of currencies, including select emerging markets currencies and the Australian dollar, added to returns as these currencies appreciated against the U.S. dollar during the reporting period.

»	Modest exposure to Italian inflation-linked bonds during the second quarter of 2011 detracted from returns as Italian real yields rose during this period.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO CommodityRealReturn® Strategy Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	02/28/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$9.06		$8.64	$7.01	$13.35	$11.30	$11.68
Net investment income (a)	0.08		0.10	0.20	0.42	0.46	0.34
Net realized/unrealized gain (loss) on investments	0.09		1.72	2.64	(6.08)	2.11	(0.16)
Total income (loss) from investment operations	0.17		1.82	2.84	(5.66)	2.57	0.18
Dividends from net investment income	(0.77)		(1.25)	(0.44)	(0.56)	(0.52)	(0.51)
Distributions from net realized capital gains	0.00		(0.15)	(0.77)	(0.12)	0.00	(0.05)
Total distributions	(0.77)		(1.40)	(1.21)	(0.68)	(0.52)	(0.56)
Net asset value end of year or period	$8.46		$9.06	$8.64	$7.01	$13.35	$11.30
Total return	1.72%		24.25%	41.62%	(43.85)%	23.15%	1.51%
Net assets end of year or period (000s)	$148,000		$133,279	$87,037	$42,491	$33,854	$6,084
Ratio of expenses to average net assets	1.00	%*	1.03%	1.08%	1.16%	1.06%	1.03%*
Ratio of expenses to average net assets excluding waivers	1.14	%*	1.15%	1.21%	1.25%	1.13%	1.03%*
Ratio of expenses to average net assets excluding interest expense	0.99	%*	0.99%	0.99%	0.99%	0.97%	1.03%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.13	%*	1.11%	1.12%	1.08%	1.04%	1.03%*
Ratio of net investment income to average net assets	1.83	%*	1.21%	2.43%	3.19%	3.76%	3.50%*
Portfolio turnover rate	222	%**	536%**	742%	1,156%	856%	993%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Consolidated Statement of Assets and Liabilities PIMCO CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$1,285,282
Investments in Affiliates, at value	1,796
Repurchase agreements, at value	19,413
Cash	19
Deposits with counterparty	33
Foreign currency, at value	379
Receivable for investments sold	35,983
Receivable for Portfolio shares sold	35,922
Interest and dividends receivable	5,095
Variation margin receivable	96
Swap premiums paid	1,503
Unrealized appreciation on foreign currency contracts	1,395
Unrealized appreciation on swap agreements	3,446
1,390,362

Liabilities:
Payable for reverse repurchase agreements	$29,916
Payable for investments purchased	55,146
Payable for investments purchased on a delayed-delivery basis	495,600
Payable for Portfolio shares redeemed	287
Payable for short sales	10,792
Written options outstanding	1,957
Deposits from counterparty	1,340
Accrued related party fees	570
Variation margin payable	78
Swap premiums received	850
Unrealized depreciation on foreign currency contracts	806
Unrealized depreciation on swap agreements	681
Other liabilities	3,223
601,246

Net Assets	$789,116

Net Assets Consist of:
Paid in capital	$745,925
Undistributed net investment income	41,351
Accumulated undistributed net realized (loss)	(11,406)
Net unrealized appreciation	13,246
$789,116

Net Assets:
Administrative Class	$641,116
Advisor Class	148,000

Shares Issued and Outstanding:
Administrative Class	76,203
Advisor Class	17,494

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$8.41
Advisor Class	8.46

Cost of Investments	$1,273,032
Cost of Investments in Affiliates	$1,796
Cost of Repurchase Agreements	$19,413
Cost of Foreign Currency Held	$377
Proceeds Received on Short Sales	$10,825
Premiums Received on Written Options	$2,589

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Statement of Operations PIMCO CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$10,649
Dividends	11
Dividends from Affiliate investments	5
Total Income	10,665

Expenses:
Investment advisory fees	2,242
Supervisory and administrative fees	1,102
Servicing fees – Administrative Class	453
Distribution and/or servicing fees – Advisor Class	180
Trustees' fees	6
Interest expense	40
Miscellaneous expense	1
Total Expenses	4,024
Waiver by PIMCO	(575)
Net Expenses	3,449

Net Investment Income	7,216

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	17,287
Net realized (loss) on futures contracts, written options and swaps	(14,350)
Net realized (loss) on foreign currency transactions	(1,071)
Net change in unrealized appreciation on investments	7,240
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(4,266)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(20)
Net Gain	4,820

Net Increase in Net Assets Resulting from Operations	$12,036

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Consolidated Statements of Changes in Net Assets PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$7,216	$7,375
Net realized gain	1,866	121,533
Net realized (loss) on Affiliate investments	0	(2)
Net change in unrealized appreciation	2,954	3,742
Net increase resulting from operations	12,036	132,648

Distributions to Shareholders:
From net investment income
Administrative Class	(51,563)	(71,572)
Advisor Class	(12,437)	(14,699)
From net realized capital gains
Administrative Class	0	(9,225)
Advisor Class	0	(2,073)

Total Distributions	(64,000)	(97,569)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	131,550	109,955

Total Increase in Net Assets	79,586	145,034

Net Assets:
Beginning of period	709,530	564,496
End of period*	$789,116	$709,530

* Including undistributed net investment income of:	$41,351	$98,135

**	See note 12 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%

AGFS Funding Co.
5.500% due 05/10/2017		$3,800	$3,733

NRG Energy, Inc.
3.500% due 07/01/2018		1,000	1,002

Total Bank Loan Obligations (Cost $4,778)			4,735

CORPORATE BONDS & NOTES 35.4%

BANKING & FINANCE 31.0%

Achmea Hypotheekbank NV
3.200% due 11/03/2014		1,200	1,260

Ally Financial, Inc.
3.646% due 06/20/2014		6,200	6,067
6.875% due 09/15/2011		500	504

American Express Bank FSB
0.316% due 05/29/2012		200	200

American Express Co.
7.250% due 05/20/2014		600	686

American Express Credit Corp.
0.306% due 02/24/2012		1,100	1,099
5.875% due 05/02/2013		400	431

American International Group, Inc.
3.650% due 01/15/2014		1,100	1,121
8.175% due 05/15/2068		800	877

ANZ National International Ltd.
0.700% due 08/19/2014		1,000	1,007
6.200% due 07/19/2013		1,300	1,417

Bank of America Corp.
5.375% due 06/15/2014		1,000	1,070

Bank of Montreal
2.850% due 06/09/2015		1,900	1,970

Barclays Bank PLC
7.434% due 09/29/2049		200	205

BPCE S.A.
2.375% due 10/04/2013		600	610

Citibank N.A.
1.375% due 08/10/2011		13,400	13,417

Citigroup, Inc.
0.552% due 11/05/2014		500	478
1.111% due 02/15/2013		11,000	10,962
5.250% due 02/27/2012		1,000	1,029
6.000% due 12/13/2013		1,500	1,631
7.375% due 06/16/2014	EUR	1,600	2,555

Commonwealth Bank of Australia
0.525% due 09/17/2014		$15,800	15,827
0.705% due 07/12/2013		8,900	8,900

Countrywide Financial Corp.
5.800% due 06/07/2012		300	313

DanFin Funding Ltd.
0.976% due 07/16/2013		1,900	1,900

Dexia Credit Local
0.652% due 03/05/2013		1,000	998

Dexia Credit Local S.A.
0.753% due 04/29/2014		7,900	7,876

FIH Erhvervsbank A/S
2.000% due 06/12/2013		300	307

Ford Motor Credit Co. LLC
3.033% due 01/13/2012		800	802
7.000% due 10/01/2013		1,000	1,071
7.250% due 10/25/2011		600	609
7.500% due 08/01/2012		2,000	2,095
7.800% due 06/01/2012		200	209

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FUEL Trust
3.984% due 12/15/2022		$3,000	$2,977

General Electric Capital Corp.
0.246% due 09/21/2012		2,800	2,804
0.246% due 12/21/2012		3,100	3,104
0.424% due 06/01/2012		15,000	15,038

Goldman Sachs Group, Inc.
0.696% due 03/22/2016		2,000	1,888
0.785% due 01/12/2015		6,000	5,791
1.720% due 11/15/2014	EUR	700	986

HBOS PLC
6.750% due 05/21/2018		$1,000	963

HCP, Inc.
6.700% due 01/30/2018		1,000	1,119

ING Bank NV
1.046% due 03/30/2012		6,300	6,326
1.596% due 10/18/2013		5,200	5,247

International Lease Finance Corp.
0.634% due 07/01/2011		1,000	1,000
5.625% due 09/20/2013		400	407
5.750% due 05/15/2016		3,000	2,956
6.500% due 09/01/2014		300	319
6.750% due 09/01/2016		300	321
7.125% due 09/01/2018		600	645

JPMorgan Chase & Co.
1.074% due 01/24/2014		14,400	14,448

LeasePlan Corp. NV
3.000% due 05/07/2012		1,200	1,227

Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)		700	192
7.000% due 09/27/2027 (a)		100	27

Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	1,061

Macquarie Bank Ltd.
2.600% due 01/20/2012		300	304

Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		2,000	1,997
2.276% due 09/27/2012	EUR	200	284
5.450% due 07/15/2014		$200	215
6.050% due 08/15/2012		6,600	6,949

MetLife of Connecticut Institutional Funding Ltd.
0.528% due 12/08/2011		1,000	998

Metropolitan Life Global Funding I
1.370% due 09/17/2012		2,500	2,526

Morgan Stanley
0.758% due 10/15/2015		600	569
1.760% due 03/01/2013	EUR	200	287
2.761% due 05/14/2013		$6,100	6,266

National Australia Bank Ltd.
0.793% due 07/08/2014		7,900	7,980
5.350% due 06/12/2013		1,000	1,073

New York Life Global Funding
1.614% due 12/20/2013	EUR	3,500	4,974
4.650% due 05/09/2013		$1,000	1,070

NIBC Bank NV
2.800% due 12/02/2014		5,200	5,416

Nordea Bank AB
1.181% due 01/14/2014		6,700	6,764

Pacific Life Global Funding
5.150% due 04/15/2013		300	320

Royal Bank of Scotland Group PLC
1.174% due 04/23/2012		500	503
1.450% due 10/20/2011		5,500	5,518
1.611% due 01/30/2017	EUR	300	389
2.678% due 08/23/2013		$3,700	3,797
3.000% due 12/09/2011		500	506

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012		$5,300	$5,302

SLM Corp.
5.050% due 11/14/2014		2,000	2,001

Turkiye Garanti Bankasi A/S
2.774% due 04/20/2016		500	499

UBS AG
2.250% due 08/12/2013		3,500	3,561

Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		3,000	3,068

Wells Fargo Capital XIII
7.700% due 12/29/2049		500	512

Westpac Banking Corp.
0.438% due 12/14/2012		10,200	10,207
0.530% due 09/10/2014		300	301
3.585% due 08/14/2014		1,500	1,598

Westpac Securities NZ Ltd.
2.500% due 05/25/2012		900	915

			245,018

INDUSTRIALS 3.9%

Boston Scientific Corp.
5.450% due 06/15/2014		500	544

Cardinal Health, Inc.
6.000% due 06/15/2017		400	452

Cemex S.A.B. de C.V.
5.246% due 09/30/2015		800	776

DISH DBS Corp.
6.375% due 10/01/2011		600	607

Dow Chemical Co.
2.518% due 08/08/2011		1,200	1,203
4.850% due 08/15/2012		1,000	1,045

Lyondell Chemical Co.
11.000% due 05/01/2018		3,900	4,387

Masco Corp.
6.125% due 10/03/2016		1,000	1,028

NXP BV
4.077% due 10/15/2013	EUR	2,095	3,030

Office Depot, Inc.
6.250% due 08/15/2013		$1,000	1,030

Petroleos Mexicanos
5.500% due 01/21/2021		400	421

Rexam PLC
6.750% due 06/01/2013		400	435

RPM International, Inc.
6.500% due 02/15/2018		1,000	1,099

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		1,000	1,112

Steel Dynamics, Inc.
7.375% due 11/01/2012		2,000	2,120

UST LLC
6.625% due 07/15/2012		900	951

Videotron Ltee
6.875% due 01/15/2014		500	508

Volkswagen International Finance NV
1.625% due 08/12/2013		2,500	2,518

Wesfarmers Ltd.
2.983% due 05/18/2016		7,200	7,226

Xstrata Canada Corp.
7.350% due 06/05/2012		400	422

			30,914

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 0.5%

Sprint Capital Corp.
8.375% due 03/15/2012		$800	$836

TDC A/S
3.500% due 02/23/2015	EUR	2,000	2,930

			3,766

Total Corporate Bonds & Notes (Cost $276,326)			279,698

MUNICIPAL BONDS & NOTES 0.3%

NORTH CAROLINA 0.3%

North Carolina State Education Assistance Authority
0.785% due 10/26/2020		$2,000	1,997

OHIO 0.0%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		200	146

WEST VIRGINIA 0.0%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	74

Total Municipal Bonds & Notes (Cost $2,284)			2,217

U.S. GOVERNMENT AGENCIES 5.3%

Fannie Mae
0.536% due 05/25/2042		16	16
0.866% due 02/25/2041		3,147	3,175
1.495% due 10/01/2044		14	14
2.534% due 05/25/2035		119	124
2.680% due 11/01/2034		93	98
4.500% due 04/01/2023 - 04/01/2024		3,237	3,441
5.060% due 07/01/2035		115	123
5.337% due 11/01/2035		298	321
5.357% due 01/01/2036		537	577
5.500% due 12/01/2036		9,379	10,171
5.950% due 02/25/2044		28	29

Freddie Mac
0.146% due 03/21/2013 (h)		10,600	10,599
0.417% due 02/15/2019		875	875
0.446% due 08/25/2031		3	3
0.637% due 08/15/2033		3,520	3,534
1.495% due 02/25/2045		151	149
2.489% due 01/01/2034		15	16
6.259% due 09/01/2036		404	419
6.290% due 07/01/2036		427	441
6.728% due 10/01/2036		365	382

Ginnie Mae
0.486% due 03/20/2037		3,682	3,670

NCUA Guaranteed Notes
0.640% due 10/07/2020		1,339	1,341
0.750% due 12/08/2020		1,716	1,726

Small Business Administration
5.510% due 11/01/2027		693	760

Total U.S. Government Agencies (Cost $41,664)			42,004

U.S. TREASURY OBLIGATIONS 85.2%

Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (h)		49,280	50,389
0.500% due 04/15/2015		9,052	9,444
0.625% due 04/15/2013		5,319	5,479
1.125% due 01/15/2021 (g)(h)		37,332	38,759
1.250% due 04/15/2014		26,653	28,283
1.250% due 07/15/2020		516	545
1.375% due 07/15/2018 (h)		4,171	4,529

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.375% due 01/15/2020		$25,067	$26,876
1.625% due 01/15/2015		26,506	28,753
1.875% due 07/15/2013		30,277	32,181
1.875% due 07/15/2015		22,687	25,021
1.875% due 07/15/2019 (h)		26,223	29,325
2.000% due 04/15/2012		7,219	7,379
2.000% due 01/15/2014		36,163	38,980
2.000% due 07/15/2014		44,951	49,046
2.000% due 01/15/2016		66,450	73,858
2.000% due 01/15/2016 (e)		12,462	13,851
2.125% due 01/15/2019 (h)		7,665	8,709
2.125% due 02/15/2041		5,750	6,243
2.375% due 01/15/2017		22,328	25,476
2.500% due 07/15/2016		18,012	20,618
2.625% due 07/15/2017		8,687	10,106
2.625% due 07/15/2017 (e)(h)		16,307	18,970
3.000% due 07/15/2012		74,492	77,751
3.375% due 01/15/2012 (g)		23,174	23,687
3.625% due 04/15/2028		1,529	2,015
3.875% due 04/15/2029		2,325	3,189

U.S. Treasury Notes
0.500% due 11/30/2012		12,300	12,331
0.625% due 06/30/2012		300	301

Total U.S. Treasury Obligations (Cost $666,695)			672,094

MORTGAGE-BACKED SECURITIES 10.3%

American General Mortgage Loan Trust
5.150% due 03/25/2058		1,426	1,471

Arran Residential Mortgages Funding PLC
2.874% due 11/19/2047	EUR	8,100	11,744

Banc of America Commercial Mortgage, Inc.
0.360% due 06/10/2049		$137	133
5.802% due 06/10/2049		137	141

Banc of America Large Loan, Inc.
0.697% due 08/15/2029		772	713
1.937% due 11/15/2015		6,437	5,977
5.691% due 06/24/2050		300	329

Banc of America Mortgage Securities, Inc.
2.867% due 06/25/2035		356	304
5.060% due 11/25/2034		285	259

BCAP LLC Trust
5.250% due 08/26/2037		2,400	2,380
5.923% due 05/25/2037		600	470

Bear Stearns Adjustable Rate Mortgage Trust
2.340% due 08/25/2035		73	69
2.400% due 08/25/2035		125	116
2.710% due 03/25/2035		225	212
2.731% due 03/25/2035		70	65
2.769% due 03/25/2035		221	173
3.069% due 01/25/2035		706	627
3.113% due 01/25/2035		849	761

Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036		618	397
5.027% due 12/26/2046		3,592	2,396

Citigroup Commercial Mortgage Trust
5.886% due 12/10/2049		91	99

Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035		143	137
2.450% due 08/25/2035		162	141
2.670% due 12/25/2035		1,238	1,150
5.661% due 09/25/2037		1,107	746

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		400	434
5.886% due 11/15/2044		200	218

Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		593	597

Countrywide Alternative Loan Trust
0.356% due 05/25/2047		3,203	2,121

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.381% due 12/20/2046		$2,659	$1,419
6.000% due 02/25/2037		457	317

Countrywide Home Loan Mortgage Pass-Through Trust
2.903% due 11/19/2033		12	12
2.923% due 08/25/2034		82	62

Credit Suisse Mortgage Capital Certificates
0.417% due 10/15/2021		1,391	1,336
5.383% due 02/15/2040		400	431
5.467% due 09/18/2039		1,000	1,089

DBUBS Mortgage Trust
3.386% due 07/10/2044		5,800	5,815

First Horizon Alternative Mortgage Securities
2.343% due 06/25/2034		31	28

Fosse Master Issuer PLC
1.619% due 10/18/2054		3,100	3,096

Gosforth Funding PLC
2.286% due 04/24/2047	GBP	4,000	6,461

Granite Master Issuer PLC
0.226% due 12/20/2054		$377	357

Granite Mortgages PLC
1.015% due 09/20/2044	GBP	474	732

Greenpoint Mortgage Funding Trust
0.266% due 01/25/2047 (a)		$99	93
0.456% due 11/25/2045		17	10

GS Mortgage Securities Corp. II
1.317% due 03/06/2020		300	295
3.849% due 12/10/2043		3,556	3,641
4.592% due 08/10/2043		1,400	1,409

GSR Mortgage Loan Trust
3.042% due 01/25/2035		171	153

Harborview Mortgage Loan Trust
0.426% due 03/19/2036		101	60

Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	4,100	5,969

Indymac INDA Mortgage Loan Trust
5.067% due 11/25/2035		$500	421

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		340	362
5.429% due 12/12/2043		310	335

JPMorgan Mortgage Trust
2.968% due 07/25/2035		169	161
3.141% due 08/25/2035		204	172
5.015% due 02/25/2035		750	747

LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		200	218

MASTR Adjustable Rate Mortgages Trust
2.836% due 11/21/2034		100	96

Mellon Residential Funding Corp.
0.927% due 09/15/2030		517	434

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	108

MLCC Mortgage Investors, Inc.
1.653% due 10/25/2035		473	423

Morgan Stanley Capital I
6.074% due 06/11/2049		25	27

Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		1,278	1,243

Permanent Master Issuer PLC
2.617% due 07/15/2042	EUR	400	581

RBSCF Trust
6.213% due 12/16/2049		$600	657

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Accredit Loans, Inc.
0.436% due 08/25/2037		$2,201	$1,398
1.638% due 09/25/2045		277	167

Sequoia Mortgage Trust
0.386% due 07/20/2036		802	634

Structured Adjustable Rate Mortgage Loan Trust
1.695% due 01/25/2035		26	17
2.580% due 02/25/2034		43	40
5.500% due 12/25/2034		517	479

Structured Asset Mortgage Investments, Inc.
0.516% due 10/19/2034		38	34

Vornado DP LLC
4.004% due 09/13/2028		1,500	1,462

Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020		774	702
0.277% due 09/15/2021		714	689
5.088% due 08/15/2041		300	321
5.418% due 01/15/2045		310	337
5.572% due 10/15/2048		200	216

WaMu Mortgage Pass-Through Certificates
1.048% due 05/25/2047		444	299
5.184% due 12/25/2035		489	456
5.523% due 08/25/2035		197	173

Wells Fargo Mortgage-Backed Securities Trust
2.819% due 03/25/2036		443	375
5.000% due 06/25/2033		340	334

Total Mortgage-Backed Securities (Cost $80,656)			81,283

ASSET-BACKED SECURITIES 9.0%

AMMC CDO
0.482% due 05/03/2018		500	489

Aquilae CLO PLC
1.469% due 01/17/2023	EUR	757	1,029

ARES CLO Funds
0.477% due 03/12/2018		$596	582

Babson CLO Ltd.
0.581% due 11/15/2016		578	565

Carrington Mortgage Loan Trust
0.506% due 10/25/2035		126	118

Citibank Omni Master Trust
2.287% due 05/16/2016		3,300	3,341
2.937% due 08/15/2018		6,100	6,418

Commercial Industrial Finance Corp.
0.514% due 03/01/2021		4,300	4,050
0.527% due 05/10/2021		4,600	4,307

Countrywide Asset-Backed Certificates
0.366% due 07/25/2036		1,827	1,571
0.436% due 04/25/2036		269	237
5.525% due 04/25/2036		1,775	1,683

Credit-Based Asset Servicing & Securitization LLC
0.306% due 07/25/2037		37	34

Cumberland CLO Ltd.
0.517% due 11/10/2019		1,346	1,294

Duane Street CLO
0.518% due 11/08/2017		485	469

First CLO Ltd.
0.558% due 12/14/2016		404	394

First Franklin Mortgage Loan Asset-Backed Certificates
0.526% due 11/25/2035		6,706	5,813
0.566% due 09/25/2035		4,277	3,990

Ford Credit Auto Owner Trust
2.687% due 05/15/2013		1,147	1,155

Globaldrive BV
2.889% due 04/20/2018	EUR	2,427	3,570

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
0.256% due 12/25/2036		$114	$79

Gulf Stream Compass CLO Ltd.
0.638% due 07/15/2016		236	232

Harvest CLO S.A.
2.003% due 03/29/2017	EUR	302	418

Illinois Student Assistance Commission
0.754% due 04/25/2017		$379	379

Katonah Ltd.
0.566% due 09/20/2016		1,072	1,045

Landmark CDO Ltd.
0.554% due 06/01/2017		1,577	1,524

LCM LP
0.476% due 03/21/2019		1,100	1,042

Magi Funding PLC
1.835% due 04/11/2021	EUR	558	756

MBNA Credit Card Master Note Trust
5.600% due 07/17/2014		2,700	3,994

Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047		$230	170

Navigator CDO Ltd.
1.111% due 11/15/2015		94	92

Nelnet Student Loan Trust
0.974% due 07/25/2018		341	343

Olympic CLO Ltd.
0.691% due 05/15/2016		14	14

Penta CLO S.A.
1.934% due 06/04/2024	EUR	1,162	1,541

Premium Loan Trust Ltd.
0.654% due 10/25/2014		$157	155

Racers
0.476% due 07/25/2017		991	971

SLM Student Loan Trust
0.314% due 04/25/2019		2,200	2,132
1.429% due 10/25/2023	EUR	900	1,224
1.774% due 04/25/2023		$5,963	6,162
1.837% due 12/15/2017		652	656
2.350% due 04/15/2039		1,637	1,641
4.500% due 11/16/2043		2,563	2,473

Specialty Underwriting & Residential Finance
0.246% due 01/25/2038		179	162

Structured Asset Securities Corp.
1.694% due 04/25/2035		738	594

Symphony CLO Ltd.
0.501% due 05/15/2019		700	663

WaMu Asset-Backed Certificates
0.236% due 01/25/2037		34	33

Wind River CLO Ltd.
0.576% due 12/19/2016		769	743

Wood Street CLO BV
1.763% due 03/29/2021	EUR	246	340

Total Asset-Backed Securities (Cost $69,517)			70,687

SOVEREIGN ISSUES 6.6%

Australia Government CPI Linked Bond
2.500% due 09/20/2030 (c)	AUD	600	653
3.000% due 09/20/2025 (c)		3,700	4,424
4.000% due 08/20/2020 (c)		1,200	2,156

Canada Government Bond
2.750% due 09/01/2016	CAD	14,000	14,771

Export-Import Bank of Korea
1.300% due 03/13/2012		$2,700	2,700

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Italy Buoni Poliennali Del Tesoro Inflation Linked Bond
2.100% due 09/15/2016 (c)	EUR	926	$1,332
2.100% due 09/15/2021 (c)		8,333	11,309
2.600% due 09/15/2023 (c)		4,720	6,645

Italy Certificati Di Credito Del Tesoro/CCTS-eu
2.426% due 10/15/2017		1,500	2,093

New South Wales Treasury Corp.
2.750% due 11/20/2025 (c)	AUD	300	347

Societe Financement de l'Economie Francaise
0.476% due 07/16/2012		$5,000	5,016
2.125% due 01/30/2012		500	505

Total Sovereign Issues (Cost $50,600)			51,951

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049		300	318

Total Convertible Preferred Securities (Cost $300)			318

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.7%

CERTIFICATES OF DEPOSIT 3.1%

Banco Bradesco S.A.
1.955% due 01/24/2013		$3,600	3,630

Barclays Bank PLC
1.345% due 12/16/2011		6,700	6,730

Industrial & Commercial Bank of China Ltd.
0.750% due 08/15/2011		4,100	4,101

Itau Unibanco S.A.
0.000% due 07/07/2011		7,200	7,198
0.000% due 12/12/2011		3,000	2,982

			24,641

COMMERCIAL PAPER 0.5%
Vodafone Group PLC
0.880% due 01/19/2012		3,600	3,591

REPURCHASE AGREEMENTS 2.5%

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2011		9,100	9,100
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 07/31/2012 valued at $9,312. Repurchase proceeds are $9,100.)

Goldman Sachs & Co.
0.300% due 09/02/2011		1,372	1,372
(Dated 06/02/2011. Collateralized by FMS Wertmanagement 2.000% due 11/15/2012 valued at $1,409. Repurchase proceeds are $1,372.)

JPMorgan Securities, Inc.
0.040% due 07/01/2011		7,500	7,500
(Dated 06/30/2011. Collateralized by Federal Farm Credit Bank 2.270% due 12/24/2013 valued at $7,667. Repurchase proceeds are $7,500.)

State Street Bank and Trust Co.
0.010% due 07/01/2011		1,441	1,441
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,475. Repurchase proceeds are $1,441.)

			19,413

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 4.3%

Banco Santander Brasil S.A.
2.596% due 12/29/2011	$4,100	$4,066

Fannie Mae
0.070% due 10/03/2011	885	885
0.080% due 07/21/2011	10,700	10,699

Freddie Mac
0.060% due 07/21/2011	2,500	2,500
0.085% due 07/06/2011	15,600	15,600

Pacific Gas & Electric Co.
0.870% due 10/11/2011	300	300

		34,050

U.S. TREASURY BILLS 2.1%
0.065% due 09/15/2011 - 10/13/2011 (b)(e)(f)	16,985	16,984

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.2%
179,230	$1,796

Total Short-Term Instruments (Cost $100,383)	100,475

PURCHASED OPTIONS (j) 0.1%
(Cost $1,038)	1,029

Total Investments 165.6% (Cost $1,294,241)	$1,306,491

Written Options (k) (0.3%) (Premiums $2,589)	(1,957)

Other Assets and Liabilities (Net) (65.3%)	(515,418)

Net Assets 100.0%	$789,116

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $15,410 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	Securities with an aggregate market value of $810 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.
(g)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $34,976 at a weighted average interest rate of 0.193%. On June 30, 2011, securities valued at $29,575 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $1,382 and cash of $33 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)

90-Day Euribor December Futures	Long	12/2012	8	$12
90-Day Euribor June Futures	Long	06/2012	20	18
90-Day Euribor March Futures	Long	03/2013	8	12
90-Day Euribor September Futures	Long	09/2012	8	11
90-Day Eurodollar December Futures	Long	12/2011	91	34
90-Day Eurodollar December Futures	Long	12/2012	66	(5)
90-Day Eurodollar June Futures	Long	06/2012	89	61
90-Day Eurodollar March Futures	Long	03/2012	175	119
90-Day Eurodollar March Futures	Long	03/2013	48	(27)
90-Day Eurodollar September Futures	Long	09/2011	147	32
90-Day Eurodollar September Futures	Long	09/2012	65	36
Corn December Futures	Short	12/2011	59	(22)
Euro-Bobl September Futures	Long	09/2011	21	11
Euro-Bund 10-Year Bond September Futures	Long	09/2011	18	11
Soybean November Futures	Long	11/2011	18	(45)
Wheat December Futures	Long	12/2011	40	(407)
Wheat December Futures	Short	12/2011	31	343

				$194

(i)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.813%	$400	$5	$0	$5
HCP, Inc.	GSC	(2.910%	)	03/20/2018	1.378%	1,000	(94)	0	(94)
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	1.388%	1,000	0	0	0
Masco Corp.	CITI	(1.910%	)	12/20/2016	3.016%	1,000	53	0	53
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	2.822%	1,000	(49)	(24)	(25)

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Rexam PLC	BCLY	(1.450%	)	06/20/2013	0.456%	$400	$(8)	$0	$(8)
RPM International, Inc.	GSC	(1.500%	)	03/20/2018	1.646%	1,000	8	0	8
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	1.853%	1,000	22	0	22
UST LLC	BOA	(0.340%	)	09/20/2012	0.114%	900	(3)	0	(3)
Xstrata Canada Corp.	BOA	(0.910%	)	06/20/2012	0.226%	400	(3)	0	(3)

							$(69)	$(24)	$(45)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.938%	$	1,000	$2	$(14)	$16
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.469%		1,800	(65)	(60)	(5)
Brazil Government International Bond	RBS	1.000%	06/20/2015	0.938%		500	1	(10)	11
France Government Bond	BOA	0.250%	12/20/2015	0.700%		900	(17)	(20)	3
France Government Bond	CITI	0.250%	06/20/2015	0.624%		800	(11)	(19)	8
France Government Bond	CITI	0.250%	12/20/2015	0.700%		600	(12)	(17)	5
France Government Bond	DUB	0.250%	06/20/2015	0.624%		500	(7)	(16)	9
France Government Bond	JPM	0.250%	06/20/2015	0.624%		500	(8)	(18)	10
France Government Bond	JPM	0.250%	12/20/2015	0.700%		5,200	(101)	(105)	4
France Government Bond	RBS	0.250%	12/20/2015	0.700%		700	(14)	(14)	0
Japan Government International Bond	BOA	1.000%	12/20/2015	0.792%		3,600	33	81	(48)
Japan Government International Bond	DUB	1.000%	12/20/2015	0.792%		100	1	2	(1)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.792%		600	6	13	(7)
Japan Government International Bond	JPM	1.000%	12/20/2015	0.792%		600	5	12	(7)
Japan Government International Bond	RBS	1.000%	12/20/2015	0.792%		500	5	11	(6)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%		200	1	(2)	3
Spain Government International Bond	CITI	1.000%	06/20/2016	2.589%		6,000	(420)	(358)	(62)
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.478%		1,000	21	8	13
United Kingdom Gilt	CSFB	1.000%	12/20/2015	0.534%		4,200	87	99	(12)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.478%		1,500	31	12	19

							$(462)	$(415)	$(47)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	$	300	$37	$41	$(4)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		800	98	119	(21)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		2,600	320	364	(44)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015		1,500	185	212	(27)
CDX.EM-14 5-Year Index	RBS	5.000%	12/20/2015		600	74	82	(8)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015		900	111	127	(16)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016		600	80	81	(1)
CDX.IG-16 5-Year Index	GSC	1.000%	06/20/2016		3,500	14	7	7

						$919	$1,033	$(114)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM	EUR	600	$22	$0	$22
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	4,100	(100)	(73)	(27)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		5,400	(48)	(86)	38
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		1,100	12	4	8
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		2,000	(6)	0	(6)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		5,300	(14)	(4)	(10)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		6,900	63	21	42
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		4,300	17	(4)	21
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		4,900	90	44	46
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		8,800	162	70	92
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	13	1	12
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		800	54	2	52
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		9,500	38	5	33
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		3,800	15	5	10
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		3,200	16	0	16
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		400	3	1	2
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		900	8	4	4
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		4,000	40	16	24
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI	$	1,300	(28)	(7)	(21)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	BOA		1,200	37	25	12
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	CITI		1,700	53	35	18

							$447	$59	$388

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Receive	NYMEX Natural Gas December Futures	$7.2	12/31/2019	DUB	84	$7	$0	$7

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	BXCS1461 Index	20,852	3-Month USD-LIBOR plus a specified spread	$	57,530	07/27/2011	BCLY	$329
Receive	DJUBSF3T Index	82,895	3-Month USD-LIBOR plus a specified spread		56,150	07/27/2011	BCLY	223
Receive	DJUBSTR Index	102,492	3-Month USD-LIBOR plus a specified spread		32,390	07/27/2011	BCLY	0
Receive	CVICSTR3 Index	42,780	3-Month USD-LIBOR plus a specified spread		14,390	07/27/2011	CITI	84
Receive	DJUBSF3T Index	9,921	3-Month USD-LIBOR plus a specified spread		6,720	07/27/2011	CITI	27
Pay (7)	DJUBSHG Index	8,989	0.000%		3,934	07/27/2011	CSFB	(167)
Receive	DJUBSTR Index	238,115	3-Month USD-LIBOR plus a specified spread		75,250	07/27/2011	CSFB	0
Receive (7)	SPGCICP Index	4,923	0.000%		3,973	07/27/2011	CSFB	156
Receive	DJUBSTR Index	134,420	3-Month USD-LIBOR plus a specified spread		42,480	07/27/2011	DUB	0
Receive	ENHGD84T Index	185,304	3-Month USD-LIBOR plus a specified spread		74,320	07/27/2011	GSC	427
Receive	DJUBSF3T Index	21,628	3-Month USD-LIBOR plus a specified spread		14,650	07/27/2011	JPM	58
Receive	DJUBSTR Index	147,236	3-Month USD-LIBOR plus a specified spread		46,530	07/27/2011	JPM	0
Receive	DJUBSTR Index	19,049	3-Month USD-LIBOR plus a specified spread		6,020	07/27/2011	MLP	0
Receive	DJUBSTR Index	403,324	3-Month USD-LIBOR plus a specified spread		127,460	07/27/2011	MSC	1
Receive	MOTT3001 Index	230,731	3-Month USD-LIBOR plus a specified spread		78,580	07/27/2011	MSC	460
Receive	MOTT3002 Index	366,744	3-Month USD-LIBOR plus a specified spread		122,870	07/27/2011	MSC	718
Receive	MOTT3007 Index	38,385	3-Month USD-LIBOR plus a specified spread		12,780	07/27/2011	MSC	74
Receive	DJUBSTR Index	6,234	3-Month USD-LIBOR plus a specified spread		1,970	07/27/2011	SOG	0
Receive	DJUBSTR Index	59,268	3-Month USD-LIBOR plus a specified spread		18,730	07/27/2011	UBS	0

								$2,390

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(7)	At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swaps

Pay/Receive Variance (8)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	ICE Brent Crude December Futures	$0.102	11/10/2011	DUB	$	4,000	$6	$0	$6
Pay	ICE Brent Crude December Futures	0.109	11/10/2011	DUB		1,400	12	0	12
Pay	London Gold Market Fixing Ltd. PM	0.078	07/08/2011	DUB		1,800	104	0	104

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Variance Swaps (Cont.)

Pay/Receive Variance (8)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.041	09/29/2011	JPM	$	2,720	$38	$0	$38
Pay	London Gold Market Fixing Ltd. PM	0.046	11/02/2011	JPM		1,960	18	0	18
Pay	NYMEX WTI Crude August Futures	0.123	07/15/2011	DUB		250	6	0	6
Pay	NYMEX WTI Crude August Futures	0.126	07/15/2011	SOG		190	7	0	7
Pay	NYMEX WTI Crude August Futures	0.133	07/15/2011	DUB		270	12	0	12
Pay	NYMEX WTI Crude August Futures	0.141	07/15/2011	DUB		450	31	0	31
Receive	NYMEX WTI Crude December Futures	0.102	11/10/2011	DUB		4,000	(28)	0	(28)
Receive	NYMEX WTI Crude December Futures	0.109	11/10/2011	DUB		1,400	(20)	0	(20)

							$186	$0	$186

(8)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(j)	Purchased options outstanding on June 30, 2011:

Optionson Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC WTI Crude December Futures	JPM	$130.000	11/15/2013	48	$335	$282
Call - OTC WTI Crude December Futures	MSC	150.000	11/17/2015	82	517	465

					$852	$747

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$	18,100	$61	$95
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012		9,000	22	22
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012		31,500	103	165

								$186	$282

(k)	Written options outstanding on June 30, 2011:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	JPM	$140.000	11/11/2013	48	$345	$(323)
Call - OTC Brent Crude December Futures	MSC	160.000	11/10/2015	82	517	(462)
Call - OTC Gold December Futures	BCLY	1,750.000	11/22/2011	5	11	(4)
Call - OTC Gold December Futures	DUB	1,750.000	10/27/2011	5	6	(4)
Call - OTC Gold December Futures	DUB	2,000.000	11/22/2011	15	10	(3)
Call - OTC Gold December Futures	UBS	1,750.000	11/22/2011	22	49	(18)

					$938	$(814)

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	69	$18	$(15)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	62	21	(13)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	15	5	(6)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	15	7	(2)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	30	19	(2)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	30	14	(24)

				$84	$(62)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$	36,200	$64	$(22)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		9,000	51	(53)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012		63,000	107	(37)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,000	14	(11)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,500	10	(8)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		39,600	318	(208)

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	5,800	$52	$(22)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		7,600	76	(29)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		5,600	64	(21)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,000	34	(11)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		300	3	(1)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		6,600	73	(25)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.750%	11/14/2011		28,700	82	(64)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.750%	11/14/2011		28,700	144	(155)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,100	7	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,900	13	0

								$1,112	$(667)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	$ 800	$2	$(2)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011	800	3	0
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	09/21/2011	500	2	(1)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	09/21/2011	500	2	0
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011	400	2	0
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	09/21/2011	1,300	6	(2)

						$17	$(5)

Foreign Currency Options
Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC AUD versus USD	UBS	$0.998	08/18/2011	AUD	4,100	$38	$(12)

Straddle Options
Description	Counterparty	Exercise Level (9)	Expiration Date	Notional Amount	Premium (9)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$4,000	$21	$(26)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	3,900	20	(25)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	8,500	94	(138)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	9,600	105	(157)

					$240	$(346)

(9)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$	3,400	$29	$(9)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020		12,100	108	(34)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020		1,000	13	(3)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020		1,300	10	(5)

							$160	$(51)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premium
Balance at 12/31/2010	3,000,499	$148,500	AUD	0	EUR	8,200	$1,776
Sales	1,035	262,200		4,100		0	2,212
Closing Buys	(3,001,136)	(92,800)		0		(8,200)	(1,240)
Expirations	0	0		0		0	0
Exercised	0	(29,200)		0		0	(159)

Balance at 06/30/2011	398	$288,700	AUD	4,100	EUR	0	$2,589

(l)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	08/01/2041	$10,000	$10,825	$(10,792)

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(m)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,159	07/2011	DUB	$0	$(32)	$(32)
Sell	BRL	4,944	08/2011	BCLY	0	(55)	(55)
Buy		4,944	08/2011	UBS	89	0	89
Buy		4,944	09/2011	BCLY	54	(1)	53
Sell	CAD	5,760	09/2011	DUB	0	(114)	(114)
Sell		2,352	09/2011	RBC	0	(49)	(49)
Buy	CNY	824	11/2011	BCLY	0	0	0
Buy		4,954	11/2011	CITI	7	0	7
Buy		3,071	11/2011	JPM	0	(1)	(1)
Buy		5,000	02/2012	DUB	7	0	7
Buy		12,827	02/2012	JPM	29	0	29
Sell	EUR	1,510	07/2011	BCLY	0	(26)	(26)
Buy		153	07/2011	BNP	1	0	1
Sell		3,892	07/2011	BNP	1	0	1
Sell		470	07/2011	BOA	0	(19)	(19)
Sell		5,746	07/2011	CITI	91	(28)	63
Buy		661	07/2011	CSFB	6	0	6
Sell		14,113	07/2011	CSFB	0	(104)	(104)
Sell		5,733	07/2011	HSBC	47	(67)	(20)
Buy		450	07/2011	JPM	3	0	3
Sell		11,653	07/2011	JPM	0	(78)	(78)
Buy		129	07/2011	RBC	2	0	2
Sell		66	07/2011	RBC	0	(2)	(2)
Buy		515	07/2011	RBS	5	0	5
Sell		12,573	07/2011	RBS	44	(106)	(62)
Sell		580	07/2011	UBS	0	(2)	(2)
Sell	GBP	3,959	09/2011	BNP	6	0	6
Sell		523	09/2011	UBS	20	0	20
Buy	IDR	11,665,600	10/2011	CITI	83	0	83
Buy		5,180,000	10/2011	GSC	37	0	37
Buy		5,344,200	01/2012	BOA	20	0	20
Buy	INR	38,429	08/2011	BCLY	7	0	7
Buy		277,003	08/2011	CITI	267	0	267
Buy		37,500	08/2011	DUB	35	0	35
Buy		8,898	08/2011	HSBC	1	0	1
Buy		18,176	08/2011	JPM	6	0	6
Sell	JPY	185,429	07/2011	JPM	0	(90)	(90)
Buy	KRW	9,267,594	08/2011	CITI	222	0	222
Buy		655,980	08/2011	MSC	13	0	13
Buy	MXN	11,369	07/2011	BCLY	31	0	31
Buy		11,798	07/2011	CITI	7	0	7
Buy		19,643	07/2011	HSBC	37	0	37
Buy		6,045	07/2011	MSC	16	0	16
Sell		48,854	07/2011	MSC	23	0	23
Buy		48,854	11/2011	MSC	0	(18)	(18)
Buy	MYR	3,171	08/2011	BCLY	26	0	26
Buy		3,040	08/2011	CITI	23	0	23
Buy		894	08/2011	HSBC	6	0	6
Buy		500	08/2011	JPM	4	0	4
Buy		816	11/2011	CITI	0	(4)	(4)
Buy	PHP	63,008	11/2011	BCLY	28	0	28
Buy		20,100	11/2011	CITI	9	0	9
Buy		94,572	03/2012	CITI	0	(10)	(10)
Buy	SGD	819	09/2011	BCLY	26	0	26
Buy		400	09/2011	CITI	13	0	13
Buy		500	09/2011	DUB	1	0	1
Buy		1,000	09/2011	GSC	2	0	2
Buy		738	09/2011	JPM	7	0	7
Buy		1,200	09/2011	RBS	17	0	17
Buy		400	09/2011	UBS	0	0	0
Buy		756	12/2011	CITI	16	0	16

					$1,395	$(806)	$589

See Accompanying Notes	Semiannual Report	June 30, 2011	19

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$4,735	$0	$4,735
Corporate Bonds & Notes
Banking & Finance	0	245,018	0	245,018
Industrials	0	30,914	0	30,914
Utilities	0	3,766	0	3,766
Municipal Bonds & Notes
North Carolina	0	1,997	0	1,997
Ohio	0	146	0	146
West Virginia	0	74	0	74
U.S. Government Agencies	0	38,937	3,067	42,004
U.S. Treasury Obligations	0	672,094	0	672,094
Mortgage-Backed Securities	0	78,433	2,850	81,283
Asset-Backed Securities	0	67,826	2,861	70,687
Sovereign Issues	0	51,951	0	51,951
Convertible Preferred Securities
Banking & Finance	318	0	0	318
Short-Term Instruments
Certificates of Deposit	0	24,641	0	24,641
Commercial Paper	0	3,591	0	3,591
Repurchase Agreements	0	19,413	0	19,413
Short-Term Notes	0	34,050	0	34,050
U.S. Treasury Bills	0	16,984	0	16,984
PIMCO Short-Term Floating NAV Portfolio	1,796	0	0	1,796

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Purchased Options
Commodity Contracts	$0	$747	$0	$747
Interest Rate Contracts	0	282	0	282

	$2,114	$1,295,599	$8,778	$1,306,491

Short Sales, at value	$0	$(10,792)	$0	$(10,792)

Financial Derivative Instruments (7) - Assets
Commodity Contracts	343	2,724	74	3,141
Credit Contracts	0	196	0	196
Foreign Exchange Contracts	0	1,395	0	1,395
Interest Rate Contracts	357	452	0	809

	$700	$4,767	$74	$5,541

Financial Derivative Instruments(7) - Liabilities
Commodity Contracts	(474)	(981)	(48)	(1,503)
Credit Contracts	0	(407)	0	(407)
Foreign Exchange Contracts	0	(818)	0	(818)
Interest Rate Contracts	(32)	(793)	(397)	(1,222)

	$(506)	$(2,999)	$(445)	$(3,950)

Totals	$2,308	$1,286,575	$8,407	$1,297,290

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)		Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
U.S. Government Agencies	$6,647	$(3,399)		$(201)	$0	$0	$20	$0	$0	$3,067	$19
Mortgage-Backed Securities	1,852	2,831		(800)	0	5	51	0	(1,089)	2,850	19
Asset-Backed Securities	7,544	748		(746)	28	20	297	0	(5,030)	2,861	15
Short-Term Instruments
Short-Term Notes	3,996	0		0	51	0	19	0	(4,066)	0	0
Purchased Options
Commodity Contracts	156	0		(212)	0	57	(1)	0	0	0	0

	$20,195	$180		$(1,959)	$79	$82	$386	$0	$(10,185)	$8,778	$53

Financial Derivative Instruments (7) - Assets
Commodity Contracts	$0	$0		$0	$0	$0	$74	$0	$0	$74	$74

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	(172)	380		0	0	(225)	(31)	0	0	(48)	(47)
Interest Rate Contracts	(546)	0		0	0	0	149	0	0	(397)	149

	$(718)	$380		$0	$0	$(225)	$118	$0	$0	$(445)	$102

Totals	$19,477	$560	$	(1,959)	$79	$(143)	$578	$0	$(10,185)	$8,407	$229

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

20	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$747	$0	$0	$0	$282	$1,029
Variation margin receivable (2)	42	0	0	0	54	96
Unrealized appreciation on foreign currency contracts	0	0	0	1,395	0	1,395
Unrealized appreciation on swap agreements	2,798	196	0	0	452	3,446

	$3,587	$196	$0	$1,395	$788	$5,966

Liabilities:
Written options outstanding	$814	$5	$0	$12	$1,126	$1,957
Variation margin payable (2)	0	0	0	0	78	78
Unrealized depreciation on foreign currency contracts	0	0	0	806	0	806
Unrealized depreciation on swap agreements	215	402	0	0	64	681

	$1,029	$407	$0	$818	$1,268	$3,522

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$57	$0	$0	$0	$0	$57
Net realized gain (loss) on futures contracts, written options and swaps	(14,185)	371	0	0	(536)	(14,350)
Net realized (loss) on foreign currency transactions	0	0	0	(1,331)	0	(1,331)

	$(14,128)	$371	$0	$(1,331)	$(536)	$(15,624)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(105)	$0	$0	$0	$59	$(46)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(5,416)	(163)	0	26	1,287	(4,266)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(24)	0	(24)

	$(5,521)	$(163)	$0	$2	$1,346	$(4,336)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $194 as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$682	$2,018	$2,700
BNP	6	0	6
BOA	30	0	30
CITI	433	361	794
CSFB	(242)	986	744
DUB	19	0	19
GSC	544	1,180	1,724
HSBC	289	(420)	(131)
JPM	167	600	767
MLP	54	290	344
MSC	1,089	8,935	10,024
RBC	(49)	0	(49)
RBS	(79)	(150)	(229)
SOG	7	0	7
UBS	191	320	511

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	June 30, 2011	21

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Consolidated Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3).

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Consolidated Schedule of Investments for the Portfolio.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(h) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Consolidated Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Consolidated Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is included on the Portfolio’s Consolidated Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. For a Portfolio with income linked to inflation, writing inflation-capped options provides additional income and hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Consolidated Statement of Assets and Liabilities.

Semiannual Report	June 30, 2011	25

Notes to Financial Statements (Cont.)

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying commodity for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The settlement for a Commodity Option will not include actual delivery of the underlying commodity but will rather settle the amount of the difference directly into the Portfolio’s brokerage account. For an option that is in-the-money, the Portfolio will normally offset their position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future. The Portfolio may enter into credit default swaption agreements to earn income on the premiums or to hedge exposure to the credit risk of an investment without making a commitment to the underlying contract.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. A foreign currency option will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A short straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The short straddle profits when the underlying security price has little volatility before the expiration date. A long straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The long straddle profits when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Consolidated Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Consolidated Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the

26	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Consolidated Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure of the underlying reference securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such

Semiannual Report	June 30, 2011	27

Notes to Financial Statements (Cont.)

as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Consolidated Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Consolidated Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Consolidated Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Consolidated Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO

The PIMCO Cayman Commodity Portfolio I Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2011 of the Commodity Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Incorporated Date	Subscription Agreement	Approximate Fund Net Assets	Approximate Subsidiary Net Assets	Percentage
PIMCO Cayman Commodity Portfolio I Ltd.	July 21, 2006	August 1, 2006	$789,000	$114,000	14.4%

28	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

8.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The CRRS Subsidiary has entered into a separate contract with PIMCO for the management of the CRRS Subsidiary’s portfolio pursuant to which the CRRS Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the CRRS Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the CRRS Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver by PIMCO. For the period ended June 30, 2011, the amount was $574,825.

9.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fees amounts are disclosed in the Consolidated Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation	Market Value 06/30/2011	Dividend Income
$2,846	$132,405	$ (133,455)	$0	$0	$1,796	$5

10.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax

Semiannual Report	June 30, 2011	29

Notes to Financial Statements (Cont.)

rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$2,824,151	$2,787,413	$224,301	$105,795

12.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	15,573	$139,096	19,065	$159,782
Advisor Class	3,648	33,553	4,713	39,450
Issued as reinvestment of distributions
Administrative Class	5,916	51,563	9,989	80,797
Advisor Class	1,418	12,437	2,060	16,772
Cost of shares redeemed
Administrative Class	(9,232)	(84,292)	(20,602)	(169,183)
Advisor Class	(2,276)	(20,807)	(2,147)	(17,663)
Net increase resulting from Portfolio share transactions	15,047	$131,550	13,078	$109,955

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held*
Administrative Class	3	69
Advisor Class	6	77

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

13.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked financial derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked financial derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CommodityRealReturn Strategy Fund® (the “CRRS Fund”) in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the PIMCO Cayman Commodity Fund I Ltd., which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

If, during a taxable year, the CRRS Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for Federal income tax purposes. Note that the loss from the CRRS Subsidiary’s contemplated activities also cannot be carried forward to reduce future CRRS Subsidiary’s income in subsequent years. However, if the CRRS Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

30	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)		Net Unrealized Appreciation
$15,929		$(3,679)	$12,250

15.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2011	31

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	MYR	Malaysian Ringgit
CAD	Canadian Dollar	INR	Indian Rupee	PHP	Philippine Peso
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
EUR	Euro	KRW	South Korean Won	USD	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange

Index Abbreviations:
BXCS1461	Barclays Commodity Strategy BXCS1461 Index	DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBSHG	Dow Jones-UBS Copper Sub-Index	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	MOTT3007	Dow Jones-UBS MW1 Commodity IndexSM Total Return
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	ENHGD84T	Dow Jones-AIG E84 Total Return	SPGCICP	S&P GSCI Copper Index Excess Return
CVICSTR3	Dow Jones-UBS Customized Post Roll Index

Other Abbreviations:
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	NCUA	National Credit Union Administration
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	WTI	West Texas Intermediate
CLO	Collateralized Loan Obligation

32	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS11_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Emerging Markets Bond Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Emerging Markets Bond Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

Russia	14.8%
Mexico	14.4%
Brazil	11.6%
Indonesia	7.3%
Turkey	7.1%
Venezuela	5.7%
Colombia	5.4%
Short-Term Instruments	0.3%
Other	33.4%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	5 Years	Class Inception (09/30/2002)
PIMCO Emerging Markets Portfolio Administrative Class	4.47%	10.81%	8.87%	12.85%
JPMorgan Emerging Markets Bond Index (EMBI) Global±	5.09%	11.73%	9.59%	12.23%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.00% for Administrative Class shares.

± JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,044.66	$1,019.84
Expenses Paid During Period†	$5.07	$5.01
Net Annualized Expense Ratio	1.00%	1.00%

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities, and may be denominated in non-U.S. currencies and the U.S. dollar.

»

An underweight to Hungary detracted from relative performance as the Hungarian sub index outperformed the JPMorgan Emerging Markets Bond Index (EMBI) Global (the “Portfolio’s benchmark index”) during the reporting period.

»	An underweight to the Ivory Coast detracted from relative performance as the Ivory Coast sub index outperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Venezuela detracted from relative performance as the Venezuelan sub index outperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Argentina added to relative performance as the Argentinean sub index underperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Lebanon added to relative performance as the Lebanese sub index underperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Turkey added to relative performance as the Turkish sub index underperformed the Portfolio’s benchmark index during the reporting period.

»

An out-of-benchmark exposure to emerging markets corporates detracted from relative performance as the JPMorgan Corporate Emerging Markets Bond Index underperformed the Portfolio’s benchmark index during the reporting period.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Emerging Markets Bond Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Administrative Class
Net asset value beginning of year or period	$13.54		$12.68	$10.32	$13.67	$13.96	$13.66
Net investment income (a)	0.32		0.60	0.62	0.75	0.74	0.70
Net realized/unrealized gain (loss) on investments	0.28		0.91	2.44	(2.70)	0.05	0.52
Total income (loss) from investment operations	0.60		1.51	3.06	(1.95)	0.79	1.22
Dividends from net investment income	(0.36)		(0.65)	(0.70)	(0.83)	(0.80)	(0.73)
Distributions from net realized capital gains	0.00		0.00	0.00	(0.57)	(0.28)	(0.19)
Total distributions	(0.36)		(0.65)	(0.70)	(1.40)	(1.08)	(0.92)
Net asset value end of year or period	$13.78		$13.54	$12.68	$10.32	$13.67	$13.96
Total return	4.47%		12.15%	30.51%	(14.57)%	5.80%	9.25%
Net assets end of year or period (000s)	$310,956		$295,917	$183,934	$127,501	$196,497	$207,298
Ratio of expenses to average net assets	1.00	%*	1.00%	1.01%	1.13%	1.00%	1.00%
Ratio of expenses to average net assets excluding interest expense	1.00	%*	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	4.76	%*	4.47%	5.39%	5.87%	5.33%	5.15%
Portfolio turnover rate	6	%**	197%**	234%	198%	145%	283%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$329,724
Investments in Affiliates, at value	127
Repurchase agreements, at value	637
Cash	8
Deposits with counterparty	8
Foreign currency, at value	195
Receivable for investments sold	475
Receivable for Portfolio shares sold	820
Interest and dividends receivable	5,633
Dividends receivable from Affiliates	1
Swap premiums paid	2,484
Unrealized appreciation on foreign currency contracts	747
Unrealized appreciation on swap agreements	1,831
342,690

Liabilities:
Payable for investments purchased	$1,001
Payable for investments in Affiliates purchased	1
Payable for Portfolio shares redeemed	365
Written options outstanding	295
Deposits from counterparty	2,810
Accrued related party fees	283
Variation margin payable	6
Swap premiums received	1,472
Unrealized depreciation on foreign currency contracts	389
Unrealized depreciation on swap agreements	352
6,974

Net Assets	$335,716

Net Assets Consist of:
Paid in capital	$316,954
(Overdistributed) net investment income	(424)
Accumulated undistributed net realized (loss)	(5,407)
Net unrealized appreciation	24,593
$335,716

Net Assets:
Administrative Class	$310,956
Advisor Class	24,760

Shares Issued and Outstanding:
Administrative Class	22,561
Advisor Class	1,796

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$13.78
Advisor Class	13.78

Cost of Investments	$307,131
Cost of Investments in Affiliates	$127
Cost of Repurchase Agreements	$637
Cost of Foreign Currency Held	$182
Premiums Received on Written Options	$422

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$9,688
Dividends from Affiliate investments	17
Total Income	9,705

Expenses:
Investment advisory fees	751
Supervisory and administrative fees	667
Servicing fees – Administrative Class	233
Distribution and/or servicing fees – Advisor Class	29
Trustees' fees	3
Interest expense	7
Total Expenses	1,690

Net Investment Income	8,015

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,290
Net realized gain on Affiliate investments	6
Net realized gain on futures contracts, written options and swaps	1,326
Net realized (loss) on foreign currency transactions	(197)
Net change in unrealized appreciation on investments	4,767
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(115)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	65
Net Gain	7,142

Net Increase in Net Assets Resulting from Operations	$15,157

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Emerging Markets Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$8,015	$11,414
Net realized gain	2,419	5,265
Net realized gain on Affiliate investments	6	1
Net change in unrealized appreciation	4,717	9,981
Net increase resulting from operations	15,157	26,661

Distributions to Shareholders:
From net investment income
Administrative Class	(8,291)	(11,589)
Advisor Class	(615)	(893)

Total Distributions	(8,906)	(12,482)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	7,716	112,501

Total Increase in Net Assets	13,967	126,680

Net Assets:
Beginning of period	321,749	195,069
End of period*	$335,716	$321,749

*Including undistributed (overdistributed) net investment income of:	$(424)	$467

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Bond Portfolio

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BAHRAIN 0.7%

SOVEREIGN ISSUES 0.7%

Bahrain Government International Bond
5.500% due 03/31/2020		$2,300	$2,257

Total Bahrain (Cost $2,292)			2,257

BARBADOS 0.4%

CORPORATE BONDS & NOTES 0.4%

Columbus International, Inc.
11.500% due 11/20/2014		$1,300	1,484

Total Barbados (Cost $1,388)			1,484

BERMUDA 1.1%

CORPORATE BONDS & NOTES 1.1%

Noble Group Ltd.
4.875% due 08/05/2015		$200	210
6.625% due 08/05/2020		300	308
6.750% due 01/29/2020		1,850	1,951

Qtel International Finance Ltd.
4.750% due 02/16/2021		1,400	1,372

Total Bermuda (Cost $3,757)			3,841

BRAZIL 11.4%

CORPORATE BONDS & NOTES 7.2%

Banco do Brasil S.A.
4.500% due 01/22/2015		$400	419
4.500% due 01/20/2016	EUR	800	1,155
6.000% due 01/22/2020		$1,900	2,052

Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,300	1,310

Banco Votorantim S.A.
5.250% due 02/11/2016		800	815

BM&FBovespa S.A.
5.500% due 07/16/2020		500	520

Braskem Finance Ltd.
5.750% due 04/15/2021		900	910
7.000% due 05/07/2020		1,000	1,095

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,700	1,934

CSN Islands XI Corp.
6.875% due 09/21/2019		2,100	2,302

CSN Resources S.A.
6.500% due 07/21/2020		2,100	2,242

Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		900	947
7.500% due 05/04/2020		1,100	1,203

GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,500	1,688

Petrobras International Finance Co.
5.750% due 01/20/2020		1,000	1,071
7.875% due 03/15/2019		2,100	2,552
8.375% due 12/10/2018		900	1,113

Vale Overseas Ltd.
6.875% due 11/21/2036		760	827

			24,155

SOVEREIGN ISSUES 4.2%

Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		1,700	1,912
6.500% due 06/10/2019		1,900	2,152

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brazil Government International Bond
6.000% due 01/17/2017		$500	$586
7.125% due 01/20/2037		600	744
8.750% due 02/04/2025		300	427
8.875% due 10/14/2019		4,800	6,612
8.875% due 04/15/2024		350	501
12.500% due 01/05/2016	BRL	500	379

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		1,427	829

			14,142

Total Brazil (Cost $35,416)			38,297

CANADA 0.1%

CORPORATE BONDS & NOTES 0.1%

Sino-Forest Corp.
6.250% due 10/21/2017		$665	309

Total Canada (Cost $665)			309

CAYMAN ISLANDS 1.6%

CORPORATE BONDS & NOTES 1.6%

AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$800	857

Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		300	322
7.625% due 04/09/2019		200	238

Interoceanica IV Finance Ltd.
0.000% due 11/30/2018		170	136
0.000% due 11/30/2025		444	243

Interoceanica V Finance Ltd.
0.000% due 05/15/2030		800	242

IPIC GMTN Ltd.
3.125% due 11/15/2015		250	248
5.000% due 11/15/2020		1,000	995

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		1,700	1,802

Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		188	161

Usiminas Commercial Ltd.
7.250% due 01/18/2018		200	225

Total Cayman Islands (Cost $5,350)			5,469

CHILE 1.5%

CORPORATE BONDS & NOTES 1.5%

Banco del Estado de Chile
4.125% due 10/07/2020		$700	673

Banco Santander Chile
1.524% due 04/20/2012		1,200	1,201
3.750% due 09/22/2015		1,300	1,316

Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		1,000	1,145

E.CL S.A.
5.625% due 01/15/2021		800	825

Total Chile (Cost $4,976)			5,160

CHINA 0.2%

SOVEREIGN ISSUES 0.2%

Export-Import Bank of China
4.875% due 07/21/2015		$550	599

Total China (Cost $544)			599

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLOMBIA 5.3%

CORPORATE BONDS & NOTES 1.2%

Ecopetrol S.A.
7.625% due 07/23/2019		$3,400	$4,088

SOVEREIGN ISSUES 4.1%

Colombia Government International Bond
7.375% due 01/27/2017		5,200	6,406
7.375% due 03/18/2019		4,500	5,632
8.125% due 05/21/2024		300	397
10.375% due 01/28/2033		225	357
11.750% due 02/25/2020		400	621
12.000% due 10/22/2015	COP	457,000	329

			13,742

Total Colombia (Cost $16,303)			17,830

EGYPT 0.4%

BANK LOAN OBLIGATIONS 0.4%

Petroleum Export III Ltd.
3.747% due 04/08/2013		$755	751

Petroleum Export Ltd.
3.246% due 12/07/2012		445	442

Total Egypt (Cost $1,200)			1,193

EL SALVADOR 0.3%

CORPORATE BONDS & NOTES 0.2%

AES El Salvador Trust
6.750% due 02/01/2016		$700	714

SOVEREIGN ISSUES 0.1%

El Salvador Government International Bond
8.500% due 07/25/2011		150	151

Total El Salvador (Cost $840)			865

GABON 0.2%

SOVEREIGN ISSUES 0.2%

Gabonese Republic
8.200% due 12/12/2017		$600	706

Total Gabon (Cost $701)			706

GUATEMALA 0.2%

SOVEREIGN ISSUES 0.2%

Guatemala Government Bond
9.250% due 08/01/2013		$570	641

Total Guatemala (Cost $570)			641

HONG KONG 0.3%

CORPORATE BONDS & NOTES 0.3%

Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		$950	915

Total Hong Kong (Cost $941)			915

INDIA 2.1%

CORPORATE BONDS & NOTES 2.1%

ICICI Bank Ltd.
5.750% due 11/16/2020		$1,100	1,081

Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,100	1,149

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Bank of India
4.500% due 10/23/2014	$1,250	$1,292
4.500% due 07/27/2015	3,400	3,491

Total India (Cost $6,937)		7,013

INDONESIA 7.2%

BANK LOAN OBLIGATIONS 0.1%

Indonesia Government International Bond
1.188% due 12/14/2019	$272	251

CORPORATE BONDS & NOTES 1.6%

Adaro Indonesia PT
7.625% due 10/22/2019	900	1,004

Indosat Palapa Co. BV
7.375% due 07/29/2020	100	112

Listrindo Capital BV
9.250% due 01/29/2015	100	109

Majapahit Holding BV
7.250% due 10/17/2011	253	256
7.250% due 06/28/2017	700	797
7.750% due 01/20/2020	1,540	1,810
7.875% due 06/29/2037	700	807

Sigma Capital Pte. Ltd.
9.000% due 04/30/2015	400	426

		5,321

SOVEREIGN ISSUES 5.5%

Indonesia Government International Bond
6.875% due 03/09/2017	3,200	3,755
6.875% due 01/17/2018	2,600	3,055
7.250% due 04/20/2015	1,700	1,970
7.750% due 01/17/2038	100	127
10.375% due 05/04/2014	1,400	1,718
11.625% due 03/04/2019	5,300	7,837

		18,462

Total Indonesia (Cost $21,819)		24,034

IRELAND 3.0%

CORPORATE BONDS & NOTES 3.0%

Novatek Finance Ltd.
6.604% due 02/03/2021	$1,300	1,365

RZD Capital Ltd.
5.739% due 04/03/2017	7,400	7,890

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	300	310
7.748% due 02/02/2021	500	518

Total Ireland (Cost $9,601)		10,083

ISRAEL 0.2%

CORPORATE BONDS & NOTES 0.2%

Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$500	550

Total Israel (Cost $543)		550

KAZAKHSTAN 3.8%

CORPORATE BONDS & NOTES 3.8%

Intergas Finance BV
6.375% due 05/14/2017	$300	322
6.875% due 11/04/2011	126	129

Kazakhstan Temir Zholy Finance BV
7.000% due 05/11/2016	1,000	1,111

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KazMunayGas National Co.
7.000% due 05/05/2020		$5,300	$5,864
9.125% due 07/02/2018		2,500	3,088
11.750% due 01/23/2015		400	499

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,501	1,594

Total Kazakhstan (Cost $12,123)			12,607

LUXEMBOURG 0.4%

CORPORATE BONDS & NOTES 0.4%

Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		$1,200	1,230

Total Luxembourg (Cost $1,228)			1,230

MEXICO 14.2%

BANK LOAN OBLIGATIONS 0.4%

Desarrolladora Homex S.A.B. de C.V.
2.510% due 04/28/2012		$600	596

Urbi Desarrollos Urbanos S.A.B. de C.V.
3.245% due 12/13/2011		900	891

			1,487

CORPORATE BONDS & NOTES 8.3%

Banco Mercantil del Norte S.A.
6.862% due 10/13/2021		1,800	1,850

BBVA Bancomer S.A.
4.500% due 03/10/2016		600	614
6.500% due 03/10/2021		1,550	1,589
7.250% due 04/22/2020		450	474

C8 Capital SPV Ltd.
6.640% due 12/29/2049		700	525

Cemex Finance LLC
9.500% due 12/14/2016		250	260

Cemex S.A.B. de C.V.
5.246% due 09/30/2015		600	582

Comision Federal de Electricidad
4.875% due 05/26/2021		900	903

Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		1,300	1,398
9.250% due 06/30/2020		200	215

Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		1,500	1,541
9.500% due 12/11/2019		100	107

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		100	46

Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,400	3,743
6.625% due 06/15/2038		700	737

Petroleos Mexicanos
4.875% due 03/15/2015		3,600	3,915
6.500% due 06/02/2041		3,500	3,568
8.000% due 05/03/2019		3,450	4,271

Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016		200	206
9.500% due 01/21/2020		1,100	1,202

			27,746

SOVEREIGN ISSUES 5.5%

Mexico Government International Bond
4.250% due 07/14/2017	EUR	2,000	2,912
5.500% due 02/17/2020		200	311
5.625% due 01/15/2017		$2,400	2,740
5.750% due 10/12/2110		600	562

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.950% due 03/19/2019		$2,400	$2,766
6.050% due 01/11/2040		500	534
6.750% due 09/27/2034		3,534	4,126
7.250% due 12/15/2016	MXN	8,600	767
7.500% due 04/08/2033		$2,460	3,125
9.500% due 12/18/2014	MXN	6,436	613

			18,456

Total Mexico (Cost $44,223)			47,689

NETHERLANDS 0.9%

CORPORATE BONDS & NOTES 0.9%

Indo Energy Finance BV
7.000% due 05/07/2018		$500	518

Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		300	322

Waha Aerospace BV
3.925% due 07/28/2020		2,280	2,314

Total Netherlands (Cost $3,080)			3,154

PANAMA 1.0%

SOVEREIGN ISSUES 1.0%

Panama Government International Bond
8.875% due 09/30/2027		$780	1,110
9.375% due 04/01/2029		1,553	2,314

Total Panama (Cost $3,001)			3,424

PERU 1.1%

CORPORATE BONDS & NOTES 0.2%

Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$600	559

SOVEREIGN ISSUES 0.9%

Peru Government International Bond
7.350% due 07/21/2025		1,500	1,840
8.750% due 11/21/2033		994	1,360

			3,200

Total Peru (Cost $3,402)			3,759

PHILIPPINES 1.7%

SOVEREIGN ISSUES 1.7%

Philippines Government International Bond
6.375% due 01/15/2032		$1,700	1,866
6.375% due 10/23/2034		100	110
6.500% due 01/20/2020		600	701
7.750% due 01/14/2031		1,500	1,894
8.375% due 06/17/2019		500	646
8.875% due 03/17/2015		74	92
9.500% due 02/02/2030		400	582

Total Philippines (Cost $5,260)			5,891

POLAND 0.5%

SOVEREIGN ISSUES 0.5%

Poland Government International Bond
6.375% due 07/15/2019		$1,400	1,603

Total Poland (Cost $1,397)			1,603

QATAR 1.4%

CORPORATE BONDS & NOTES 1.2%

Nakilat, Inc.
6.067% due 12/31/2033		$100	104

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Qatari Diar Finance QSC
3.500% due 07/21/2015	$1,300	$1,333
5.000% due 07/21/2020	100	103

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	1,383	1,479

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	300	328
5.838% due 09/30/2027	350	363
6.332% due 09/30/2027	250	264

		3,974

SOVEREIGN ISSUES 0.2%

Qatar Government International Bond
4.000% due 01/20/2015	200	210
5.250% due 01/20/2020	500	536
6.400% due 01/20/2040	100	111

		857

Total Qatar (Cost $4,532)		4,831

RUSSIA 14.6%

CORPORATE BONDS & NOTES 9.6%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	$1,390	1,484
6.103% due 06/27/2012	700	730
8.700% due 08/07/2018	2,300	2,835

ALROSA Finance S.A.
7.750% due 11/03/2020	1,100	1,199

Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	1,800	1,886
6.212% due 11/22/2016	330	358
6.510% due 03/07/2022	750	797
8.146% due 04/11/2018	400	469
8.625% due 04/28/2034	1,360	1,703
9.250% due 04/23/2019	500	627

Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	440	484

Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013	56	58

Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013	3,650	4,101

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017	1,640	1,738
7.175% due 05/16/2013	1,900	2,052

Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	1,200	1,250
5.499% due 07/07/2015	1,700	1,804

TNK-BP Finance S.A.
6.625% due 03/20/2017	1,700	1,851
7.500% due 07/18/2016	3,300	3,767
7.875% due 03/13/2018	600	692

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018	500	569

Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017	700	715
6.800% due 11/22/2025	700	713

VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012	300	319

		32,201

SOVEREIGN ISSUES 5.0%

Russia Government International Bond
7.500% due 03/31/2030	14,216	16,793

Total Russia (Cost $44,331)		48,994

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SINGAPORE 0.3%

CORPORATE BONDS & NOTES 0.3%

Temasek Financial I Ltd.
5.375% due 11/23/2039		$1,000	$1,043

Total Singapore (Cost $991)			1,043

SOUTH AFRICA 1.2%

CORPORATE BONDS & NOTES 0.2%

AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$500	493
6.500% due 04/15/2040		100	96

			589

SOVEREIGN ISSUES 1.0%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	605
5.875% due 05/30/2022		$1,030	1,146
6.500% due 06/02/2014		450	507
6.875% due 05/27/2019		500	599
7.250% due 01/15/2020	ZAR	2,500	343
8.250% due 09/15/2017		1,000	149

			3,349

Total South Africa (Cost $3,566)			3,938

SOUTH KOREA 1.4%

CORPORATE BONDS & NOTES 0.8%

Hyundai Capital Services, Inc.
4.375% due 07/27/2016		$900	923

Korea Electric Power Corp.
3.000% due 10/05/2015		600	593

Korea Exchange Bank
4.875% due 01/14/2016		100	106

Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		800	795
6.250% due 06/17/2014		300	329

			2,746

SOVEREIGN ISSUES 0.6%

Export-Import Bank of Korea
5.125% due 06/29/2020		100	102
8.125% due 01/21/2014		1,000	1,148

Korea Development Bank
5.750% due 09/10/2013		15	16

Korea Housing Finance Corp.
4.125% due 12/15/2015		800	830

			2,096

Total South Korea (Cost $4,717)			4,842

TRINIDAD AND TOBAGO 0.7%

CORPORATE BONDS & NOTES 0.7%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$1,558	1,594
9.750% due 08/14/2019		500	606

Total Trinidad And Tobago (Cost $2,122)			2,200

TUNISIA 0.1%

SOVEREIGN ISSUES 0.1%

Banque Centrale de Tunisie S.A.
7.375% due 04/25/2012		$430	448

Total Tunisia (Cost $436)			448

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TURKEY 7.0%

CORPORATE BONDS & NOTES 0.4%

Turkiye Garanti Bankasi A/S
2.774% due 04/20/2016		$1,400	$1,397

SOVEREIGN ISSUES 6.6%

Turkey Government International Bond
6.750% due 05/30/2040		2,600	2,814
7.000% due 03/11/2019		6,400	7,392
7.250% due 03/05/2038		700	805
7.500% due 07/14/2017		4,300	5,074
7.500% due 11/07/2019		4,000	4,762
8.000% due 02/14/2034		1,100	1,370

			22,217

Total Turkey (Cost $22,449)			23,614

UNITED ARAB EMIRATES 0.8%

CORPORATE BONDS & NOTES 0.5%

Dolphin Energy Ltd.
5.888% due 06/15/2019		$265	287

DP World Ltd.
6.850% due 07/02/2037		600	576

ICICI Bank Ltd.
4.750% due 11/25/2016		700	702

			1,565

SOVEREIGN ISSUES 0.3%

Emirate of Abu Dhabi
6.750% due 04/08/2019		900	1,069

Total United Arab Emirates (Cost $2,383)			2,634

UNITED KINGDOM 0.3%

CORPORATE BONDS & NOTES 0.3%

Barclays Bank PLC
10.179% due 06/12/2021		$520	655

HBOS PLC
6.750% due 05/21/2018		400	385

Total United Kingdom (Cost $920)			1,040

UNITED STATES 1.9%

CORPORATE BONDS & NOTES 1.4%

American International Group, Inc.
8.175% due 05/15/2068		$900	987
8.625% due 05/22/2068	GBP	100	166

CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		$300	275

Citigroup Capital XXI
8.300% due 12/21/2077		940	964

El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		400	450

Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,500	1,672

Sino-Forest Corp.
6.250% due 10/21/2017		300	136

			4,650

MORTGAGE-BACKED SECURITIES 0.2%

American Home Mortgage Investment Trust
1.896% due 09/25/2045		24	20

Banc of America Commercial Mortgage, Inc.
5.802% due 06/10/2049		200	215

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.930% due 02/10/2051	$200	$217

Banc of America Mortgage Securities, Inc.
2.881% due 02/25/2036	11	9

Bear Stearns Adjustable Rate Mortgage Trust
4.845% due 01/25/2035	9	8
5.230% due 05/25/2047	65	47

Citigroup Mortgage Loan Trust, Inc.
5.661% due 09/25/2037	130	88

GSR Mortgage Loan Trust
2.804% due 01/25/2036	25	20

Morgan Stanley Mortgage Loan Trust
2.301% due 06/25/2036	11	11

WaMu Mortgage Pass-Through Certificates
2.671% due 02/25/2037	79	61

Wells Fargo Mortgage-Backed Securities Trust
3.149% due 07/25/2036	29	23

		719

U.S. GOVERNMENT AGENCIES 0.2%

Federal Home Loan Bank
4.125% due 12/13/2019	250	267

Freddie Mac
5.687% due 03/01/2036	186	201

Israel Government AID Bond
5.500% due 04/26/2024	100	116

		584

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Bonds
9.875% due 11/15/2015 (d)	189	257

U.S. Treasury Notes
1.875% due 06/30/2015	120	123

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 08/31/2014	$100	$104

		484

Total United States (Cost $5,686)		6,437

URUGUAY 1.1%

SOVEREIGN ISSUES 1.1%

Uruguay Government International Bond
7.625% due 03/21/2036	$400	506
8.000% due 11/18/2022	2,121	2,756
9.250% due 05/17/2017	200	265

Total Uruguay (Cost $2,866)		3,527

VENEZUELA 5.6%

CORPORATE BONDS & NOTES 1.8%

Petroleos de Venezuela S.A.
4.900% due 10/28/2014	$2,300	1,788
5.000% due 10/28/2015	1,500	1,042
5.250% due 04/12/2017	1,400	882
5.375% due 04/12/2027	600	304
5.500% due 04/12/2037	300	150
8.500% due 11/02/2017	2,400	1,792

		5,958

SOVEREIGN ISSUES 3.8%

Venezuela Government International Bond
7.650% due 04/21/2025	1,700	1,109
7.750% due 10/13/2019	6,700	4,874
8.250% due 10/13/2024	7,100	4,864
9.000% due 05/07/2023	1,500	1,091
9.250% due 05/07/2028	1,300	933

		12,871

Total Venezuela (Cost $17,744)		18,829

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS (BRITISH) 1.9%

CORPORATE BONDS & NOTES 1.9%

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$6,850	$6,495

Total Virgin Islands (British) (Cost $6,611)		6,495

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
0.010% due 07/01/2011	$637	637

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $650. Repurchase proceeds are $637.)

U.S. TREASURY BILLS 0.1%
0.178% due 07/14/2011 (b)	140	140

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.0%
	12,661	127

Total Short-Term Instruments (Cost $904)		904

PURCHASED OPTIONS (f) 0.0%
(Cost $80)		109

Total Investments 98.4% (Cost $307,895)		$330,488

Written Options (g) (0.1%) (Premiums $422)		(295)

Other Assets and Liabilities (Net) 1.7%		5,523

Net Assets 100.0%		$335,716

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	Securities with an aggregate market value of $140 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(c)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $5,343 at a weighted average interest rate of 0.514%. On June 30, 2011, there were no open reverse repurchase agreements.
(d)	Securities with an aggregate market value of $130 and cash of $8 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2013	35	$10
U.S. Treasury 10-Year Note September Futures	Long	09/2011	2	1

				$11

(e)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil S.A.B. de C.V.	DUB	1.000%	09/20/2011	0.400%	$	1,100	$2	$0	$2
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.400%		1,300	6	(3)	9
Brazil Government International Bond	BCLY	1.000%	09/20/2011	0.322%		500	0	1	(1)
Brazil Government International Bond	CITI	1.000%	03/20/2016	1.043%		200	0	(1)	1
Brazil Government International Bond	CITI	1.000%	03/20/2021	1.510%		1,300	(54)	(58)	4
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.964%		300	1	(4)	5
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.437%		1,000	(31)	(37)	6

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	MSC	1.000%	03/20/2016	1.043%	$	3,800	$(6)	$(38)	$32
Brazil Government International Bond	MSC	2.100%	08/20/2016	1.100%		250	14	0	14
Brazil Government International Bond	RBS	1.000%	03/20/2012	0.322%		3,000	16	13	3
China Government International Bond	RBS	1.000%	06/20/2016	0.813%		600	5	6	(1)
Egypt Government International Bond	DUB	1.000%	12/20/2015	3.009%		600	(49)	(38)	(11)
Egypt Government International Bond	DUB	1.000%	06/20/2016	3.092%		100	(9)	(9)	0
Egypt Government International Bond	GSC	1.000%	06/20/2015	2.922%		100	(7)	(7)	0
Egypt Government International Bond	HSBC	1.000%	06/20/2015	2.922%		100	(7)	(7)	0
Egypt Government International Bond	HSBC	1.000%	06/20/2016	3.092%		200	(18)	(20)	2
Egypt Government International Bond	MSC	1.000%	03/20/2016	3.053%		50	(4)	(6)	2
Egypt Government International Bond	MSC	1.000%	06/20/2016	3.092%		300	(28)	(30)	2
Emirate of Abu Dhabi Government Bond	DUB	1.000%	03/20/2016	0.882%		100	0	(1)	1
Emirate of Abu Dhabi Government Bond	MSC	1.000%	03/20/2016	0.882%		100	0	(1)	1
Emirate of Abu Dhabi Government Bond	UBS	1.000%	03/20/2016	0.882%		400	3	0	3
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	1.420%		1,000	47	0	47
Indonesia Government International Bond	CSFB	1.000%	06/20/2021	1.820%		2,900	(192)	(188)	(4)
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.040%		2,375	(3)	(93)	90
Indonesia Government International Bond	UBS	1.000%	03/20/2015	1.040%		375	0	(15)	15
Indonesia Government International Bond	UBS	1.000%	06/20/2021	1.820%		100	(7)	(7)	0
Mexico Government International Bond	BCLY	1.000%	12/20/2014	0.851%		300	2	(10)	12
Mexico Government International Bond	HSBC	1.000%	03/20/2021	1.401%		800	(26)	(37)	11
Peru Government International Bond	BOA	1.000%	06/20/2016	1.296%		700	(10)	(18)	8
Peru Government International Bond	CSFB	1.000%	06/20/2016	1.296%		2,200	(30)	(60)	30
Peru Government International Bond	HSBC	1.000%	06/20/2016	1.296%		4,300	(59)	(109)	50
Petrobras International Finance Co.	DUB	1.000%	09/20/2011	0.577%		2,100	3	(9)	12
Petrobras International Finance Co.	HSBC	1.000%	09/20/2015	1.285%		300	(4)	(10)	6
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	0.577%		600	1	(2)	3
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.285%		300	(4)	(9)	5
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	0.688%		200	1	(1)	2
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.285%		1,000	(11)	(34)	23
Philippines Government International Bond	CITI	1.770%	12/20/2017	1.524%		700	11	0	11
Philippines Government International Bond	CITI	2.730%	03/20/2018	1.550%		1,400	102	0	102
Philippines Government International Bond	CITI	2.770%	06/20/2018	1.574%		2,000	151	0	151
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.496%		800	43	0	43
Philippines Government International Bond	UBS	1.000%	03/20/2015	1.015%		9,950	(2)	(290)	288
Qatar Government International Bond	DUB	1.000%	03/20/2016	0.913%		100	0	(1)	1
Qatar Government International Bond	MLP	1.000%	03/20/2016	0.913%		500	2	0	2
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.650%	07/20/2011	0.985%		800	6	0	6
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	CSFB	1.870%	10/20/2012	1.300%		200	2	0	2
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MSC	2.000%	10/20/2012	1.300%		400	5	0	5
Turkey Government International Bond	DUB	1.000%	06/20/2021	2.222%		100	(9)	(9)	0
Urbi Desarrollos Urbanos, S.A.B. de C.V.	DUB	5.000%	03/20/2016	6.000%		300	(11)	(12)	1
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.169%		1,000	4	0	4

							$(154)	$(1,154)	$1,000

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	$	11,900	$1,362	$1,025	$337
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015		8,900	1,096	1,102	(6)
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015		1,500	185	196	(11)
CDX.EM-15 5-Year Index	MSC	5.000%	06/20/2016		600	79	78	1

						$2,722	$2,401	$321

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

Interest	Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP	BRL	61,900	$218	$(24)	$242
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		5,100	9	13	(4)
Pay	1-Year BRL-CDI	12.455%	01/02/2013	BCLY		55,800	(48)	(9)	(39)
Pay	1-Year BRL-CDI	11.820%	01/02/2014	JPM		60,900	(286)	(191)	(95)
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		11,700	(31)	(14)	(17)
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	BNP	$	2,900	21	(10)	31
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	BOA		1,400	10	(3)	13
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	CSFB		3,400	24	(7)	31
Pay	3-Month USD-LIBOR	2.100%	12/15/2015	MSC		2,700	37	(10)	47
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA		1,400	(30)	50	(80)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		5,200	(113)	(30)	(83)
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM	MXN	11,000	112	0	112

							$(77)	$(235)	$158

(f)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$	4,500	$15	$24
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012		16,300	65	85

								$80	$109

(g)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	29	$8	$(6)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	26	8	(5)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	16	8	(13)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	16	9	(1)

				$33	$(25)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$	9,100	$16	$(6)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012		31,500	63	(18)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,100	7	(6)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		400	3	(2)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		15,000	89	(79)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,900	12	(10)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,000	13	(11)
Put - OTC 2-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,000	6	(5)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.750%	11/14/2011		3,200	9	(7)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.750%	11/14/2011		3,200	16	(17)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011		8,000	15	(12)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011		8,000	33	(19)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		7,200	40	(43)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011		2,000	23	(18)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		5,200	26	(11)

								$371	$(264)

Inflation Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$800	$10	$(3)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	800	8	(3)

						$18	$(6)

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2010	102	$23,000	$196
Sales	121	87,800	342
Closing Buys	(101)	(5,200)	(68)
Expirations	0	0	0
Exercised	(35)	(5,200)	(48)

Balance at 06/30/2011	87	$100,400	$422

(h)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	2,552	08/2011	BCLY	$28	$0	$28
Sell		601	08/2011	HSBC	0	(15)	(15)
Sell		1,950	08/2011	UBS	0	(35)	(35)
Sell		2,552	09/2011	BCLY	0	(28)	(28)
Buy	CNY	37,299	02/2012	CITI	28	0	28
Buy		9,296	02/2012	DUB	13	0	13
Sell	EUR	2,060	07/2011	CSFB	0	(15)	(15)
Sell		1,700	07/2011	JPM	0	(11)	(11)
Sell		831	07/2011	RBC	0	(19)	(19)
Sell		1,390	07/2011	RBS	0	(12)	(12)
Sell	HUF	120,125	07/2011	DUB	0	(103)	(103)
Buy	INR	175,282	08/2011	CITI	169	0	169
Sell		38,816	08/2011	CITI	0	(26)	(26)
Buy		23,700	08/2011	DUB	22	0	22
Sell		69,255	08/2011	GSC	0	(45)	(45)
Sell		14,313	08/2011	RBS	0	(9)	(9)
Buy	KRW	3,807,263	08/2011	JPM	90	0	90
Buy	MXN	1,253	07/2011	CITI	5	0	5
Buy		27,325	07/2011	HSBC	132	0	132
Sell		28,577	07/2011	MSC	30	0	30
Buy		188	11/2011	DUB	0	0	0
Buy		28,577	11/2011	MSC	0	(26)	(26)
Buy	MYR	1,200	08/2011	BCLY	10	0	10
Buy		2,190	08/2011	CITI	16	0	16
Buy		577	08/2011	HSBC	4	0	4
Buy		400	08/2011	JPM	3	0	3
Buy	PHP	59,081	03/2012	CITI	1	0	1
Buy	PLN	7,206	08/2011	UBS	124	0	124
Buy	SGD	1,030	09/2011	BCLY	33	0	33
Buy		400	09/2011	CITI	13	0	13
Buy		200	09/2011	JPM	7	0	7
Buy		200	09/2011	RBS	7	0	7
Buy	TRY	814	07/2011	HSBC	0	(13)	(13)
Buy	ZAR	3,432	07/2011	HSBC	12	0	12
Sell		3,432	07/2011	MSC	0	(20)	(20)
Sell		3,432	10/2011	HSBC	0	(12)	(12)

					$747	$(389)	$358

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bahrain
Sovereign Issues	$0	$2,257	$0	$2,257
Barbados
Corporate Bonds & Notes	0	1,484	0	1,484
Bermuda
Corporate Bonds & Notes	0	3,841	0	3,841
Brazil
Corporate Bonds & Notes	0	24,155	0	24,155
Sovereign Issues	0	14,142	0	14,142
Canada
Corporate Bonds & Notes	0	309	0	309
Cayman Islands
Corporate Bonds & Notes	0	4,687	782	5,469

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Chile
Corporate Bonds & Notes	$0	$5,160	$0	$5,160
China
Sovereign Issues	0	599	0	599
Colombia
Corporate Bonds & Notes	0	4,088	0	4,088
Sovereign Issues	0	13,742	0	13,742
Egypt
Bank Loan Obligations	0	1,193	0	1,193
El Salvador
Corporate Bonds & Notes	0	714	0	714
Sovereign Issues	0	151	0	151
Gabon
Sovereign Issues	0	706	0	706

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Guatemala
Sovereign Issues	$0	$641	$0	$641
Hong Kong
Corporate Bonds & Notes	0	915	0	915
India
Corporate Bonds & Notes	0	7,013	0	7,013
Indonesia
Bank Loan Obligations	0	0	251	251
Corporate Bonds & Notes	0	5,321	0	5,321
Sovereign Issues	0	18,462	0	18,462
Ireland
Corporate Bonds & Notes	0	10,083	0	10,083
Israel
Corporate Bonds & Notes	0	550	0	550
Kazakhstan
Corporate Bonds & Notes	0	12,607	0	12,607
Luxembourg
Corporate Bonds & Notes	0	1,230	0	1,230
Mexico
Bank Loan Obligations	0	0	1,487	1,487
Corporate Bonds & Notes	0	27,746	0	27,746
Sovereign Issues	0	18,456	0	18,456
Netherlands
Corporate Bonds & Notes	0	3,154	0	3,154
Panama
Sovereign Issues	0	3,424	0	3,424
Peru
Corporate Bonds & Notes	0	559	0	559
Sovereign Issues	0	3,200	0	3,200
Philippines
Sovereign Issues	0	5,891	0	5,891
Poland
Sovereign Issues	0	1,603	0	1,603
Qatar
Corporate Bonds & Notes	0	3,974	0	3,974
Sovereign Issues	0	857	0	857
Russia
Corporate Bonds & Notes	0	32,201	0	32,201
Sovereign Issues	0	16,793	0	16,793
Singapore
Corporate Bonds & Notes	0	1,043	0	1,043
South Africa
Corporate Bonds & Notes	0	589	0	589
Sovereign Issues	0	3,349	0	3,349
South Korea
Corporate Bonds & Notes	0	2,746	0	2,746
Sovereign Issues	0	2,096	0	2,096

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Trinidad and Tobago
Corporate Bonds & Notes	$0	$2,200	$0	$2,200
Tunisia
Sovereign Issues	0	448	0	448
Turkey
Corporate Bonds & Notes	0	1,397	0	1,397
Sovereign Issues	0	22,217	0	22,217
United Arab Emirates
Corporate Bonds & Notes	0	1,565	0	1,565
Sovereign Issues	0	1,069	0	1,069
United Kingdom
Corporate Bonds & Notes	0	1,040	0	1,040
United States
Corporate Bonds & Notes	0	4,650	0	4,650
Mortgage-Backed Securities	0	719	0	719
U.S. Government Agencies	0	584	0	584
U.S. Treasury Obligations	0	484	0	484
Uruguay
Sovereign Issues	0	3,527	0	3,527
Venezuela
Corporate Bonds & Notes	0	5,958	0	5,958
Sovereign Issues	0	12,871	0	12,871
Virgin Islands (British)
Corporate Bonds & Notes	0	6,495	0	6,495
Short-Term Instruments
Repurchase Agreements	0	637	0	637
U.S. Treasury Bills	0	140	0	140
PIMCO Short-Term Floating NAV Portfolio	127	0	0	127
Purchased Options
Interest Rate Contracts	0	109	0	109
	$127	$327,841	$2,520	$330,488

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,354	1	1,355
Foreign Exchange Contracts	0	747	0	747
Interest Rate Contracts	11	476	0	487
	$11	$2,577	$1	$2,589

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(34)	0	(34)
Foreign Exchange Contracts	0	(389)	0	(389)
Interest Rate Contracts	0	(607)	(6)	(613)
	$0	$(1,030)	$(6)	$(1,036)

Totals	$138	$329,388	$2,515	$332,041

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$628	$0	$(19)	$15	$6	$(9)	$161	$0	$782	$363
Indonesia
Bank Loan Obligations	0	0	0	0	0	0	251	0	251	0
Mexico
Bank Loan Obligations	897	599	0	0	0	(9)	0	0	1,487	(9)
Peru
Corporate Bonds & Notes	586	0	0	0	0	(27)	0	(559)	0	0

	$2,111	$599	$(19)	$15	$6	$(45)	$412	$(559)	$2,520	$354

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$0	$0	$0	$0	$1	$0	$0	$1	$0

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(17)	$0	$0	$0	$0	$11	$0	$0	$(6)	$11

Totals	$2,094	$599	$(19)	$15	$6	$(33)	$412	$(559)	$2,515	$366

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$109	$109
Unrealized appreciation on foreign currency contracts	0	0	0	747	0	747
Unrealized appreciation on swap agreements	0	1,355	0	0	476	1,831

	$0	$1,355	$0	$747	$585	$2,687

Liabilities:
Written options outstanding	$0	$0	$0	$0	$295	$295
Variation margin receivable (2)	0	0	0	0	(6)	(6)
Unrealized depreciation on foreign currency contracts	0	0	0	389	0	389
Unrealized depreciation on swap agreements	0	34	0	0	318	352

	$0	$34	$0	$389	$607	$1,030

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$787	$0	$0	$539	$1,326
Net realized (loss) on foreign currency transactions	0	0	0	(179)	0	(179)

	$0	$787	$0	$(179)	$539	$1,147

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$29	$29
Net change in unrealized (depreciation) on futures contracts, written options and swaps	0	(73)	0	0	(42)	(115)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	52	0	52

	$0	$(73)	$0	$52	$(13)	$(34)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $11 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	June 30, 2011	19

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

June 30, 2011 (Unaudited)

(k)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$50	$0	$50
BNP	239	(260)	(21)
BOA	(36)	0	(36)
CITI	1,394	(1,190)	204
CSFB	(235)	0	(235)
DUB	(134)	0	(134)
GSC	(113)	140	27
HSBC	1,510	(1,360)	150
JPM	(112)	0	(112)
MLP	2	0	2
MSC	32	0	32
RBC	(19)	0	(19)
RBS	32	0	32
UBS	78	0	78

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

20	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  ORGANIZATION

The PIMCO Emerging Markets Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are

Semiannual Report	June 30, 2011	21

Notes to Financial Statements (Cont.)

not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(d) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. For a Portfolio with income linked to inflation, writing inflation-capped options provides additional income and hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to

Semiannual Report	June 30, 2011	25

Notes to Financial Statements (Cont.)

foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in

26	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation	Market Value 06/30/2011	Dividend Income
$ 8,104	$65,017	$(73,000)	$6	$0	$127	$17

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$37,615	$21,198

Semiannual Report	June 30, 2011	27

Notes to Financial Statements (Cont.)

June 30, 2011 (Unaudited)

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	5,982	$81,363	13,207	$176,732
Advisor Class	632	8,583	1,971	26,601
Issued as reinvestment of distributions
Administrative Class	608	8,273	868	11,589
Advisor Class	45	615	66	893
Cost of shares redeemed
Administrative Class	(5,886)	(80,407)	(6,719)	(89,567)
Advisor Class	(789)	(10,711)	(1,007)	(13,747)
Net increase resulting from Portfolio share transactions	592	$7,716	8,386	$112,501

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held*
Administrative Class	3	93
Advisor Class	4	95

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$23,730	$(1,137)	$22,593

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

28	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.

Currency Abbreviations:
BRL	Brazilian Real	INR	Indian Rupee	PLN	Polish Zloty
CNY	Chinese Renminbi	KRW	South Korean Won	SGD	Singapore Dollar
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
EUR	Euro	MYR	Malaysian Ringgit	USD	United States Dollar
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand
HUF	Hungarian Forint

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
AID	Agency International Development	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate

Semiannual Report	June 30, 2011	29

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS13_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Emerging Markets Bond Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Emerging Markets Bond Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

Russia	14.8%
Mexico	14.4%
Brazil	11.6%
Indonesia	7.3%
Turkey	7.1%
Venezuela	5.7%
Colombia	5.4%
Short-Term Instruments	0.3%
Other	33.4%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	5 Years	Class Inception (03/31/2006)
PIMCO Emerging Markets Bond Portfolio Advisor Class	4.42%	10.70%	8.76%	7.89%
JPMorgan Emerging Markets Bond Index (EMBI) Global±	5.09%	11.73%	9.59%	8.67%

All Portfolio returns are net of fees and expenses

* Cumulative return

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.10% for Advisor Class shares.

± JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,044.15	$1,019.34
Expenses Paid During Period†	$5.58	$5.51
Net Annualized Expense Ratio	1.10%	1.10%

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities, and may be denominated in non-U.S. currencies and the U.S. dollar.

»

An underweight to Hungary detracted from relative performance as the Hungarian sub index outperformed the JPMorgan Emerging Markets Bond Index (EMBI) Global (the “Portfolio’s benchmark index”) during the reporting period.

»	An underweight to the Ivory Coast detracted from relative performance as the Ivory Coast sub index outperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Venezuela detracted from relative performance as the Venezuelan sub index outperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Argentina added to relative performance as the Argentinean sub index underperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Lebanon added to relative performance as the Lebanese sub index underperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Turkey added to relative performance as the Turkish sub index underperformed the Portfolio’s benchmark index during the reporting period.

»

An out-of-benchmark exposure to emerging markets corporates detracted from relative performance as the JPMorgan Corporate Emerging Markets Bond Index underperformed the Portfolio’s benchmark index during the reporting period.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Emerging Markets Bond Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	03/31/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$13.54		$12.68	$10.32	$13.67	$13.96	$13.59
Net investment income (a)	0.31		0.58	0.61	0.74	0.73	0.52
Net realized/unrealized gain (loss) on investments	0.28		0.92	2.44	(2.71)	0.05	0.58
Total income (loss) from investment operations	0.59		1.50	3.05	(1.97)	0.78	1.10
Dividends from net investment income	(0.35)		(0.64)	(0.69)	(0.81)	(0.79)	(0.54)
Distributions from net realized capital gains	0.00		0.00	0.00	(0.57)	(0.28)	(0.19)
Total distributions	(0.35)		(0.64)	(0.69)	(1.38)	(1.07)	(0.73)
Net asset value end of year or period	$13.78		$13.54	$12.68	$10.32	$13.67	$13.96
Total return	4.42%		12.03%	30.39%	(14.66)%	5.70%	8.30%
Net assets end of year or period (000s)	$24,760		$25,832	$11,135	$3,924	$1,824	$469
Ratio of expenses to average net assets	1.10	%*	1.10%	1.11%	1.22%	1.10%	1.10%*
Ratio of expenses to average net assets excluding interest expense	1.10	%*	1.10%	1.10%	1.10%	1.10%	1.10%*
Ratio of net investment income to average net assets	4.66	%*	4.33%	5.15%	5.89%	5.28%	4.99%*
Portfolio turnover rate	6	%**	197%**	234%	198%	145%	283%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$329,724
Investments in Affiliates, at value	127
Repurchase agreements, at value	637
Cash	8
Deposits with counterparty	8
Foreign currency, at value	195
Receivable for investments sold	475
Receivable for Portfolio shares sold	820
Interest and dividends receivable	5,633
Dividends receivable from Affiliates	1
Swap premiums paid	2,484
Unrealized appreciation on foreign currency contracts	747
Unrealized appreciation on swap agreements	1,831
342,690

Liabilities:
Payable for investments purchased	$1,001
Payable for investments in Affiliates purchased	1
Payable for Portfolio shares redeemed	365
Written options outstanding	295
Deposits from counterparty	2,810
Accrued related party fees	283
Variation margin payable	6
Swap premiums received	1,472
Unrealized depreciation on foreign currency contracts	389
Unrealized depreciation on swap agreements	352
6,974

Net Assets	$335,716

Net Assets Consist of:
Paid in capital	$316,954
(Overdistributed) net investment income	(424)
Accumulated undistributed net realized (loss)	(5,407)
Net unrealized appreciation	24,593
$335,716

Net Assets:
Administrative Class	$310,956
Advisor Class	24,760

Shares Issued and Outstanding:
Administrative Class	22,561
Advisor Class	1,796

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$13.78
Advisor Class	13.78

Cost of Investments	$307,131
Cost of Investments in Affiliates	$127
Cost of Repurchase Agreements	$637
Cost of Foreign Currency Held	$182
Premiums Received on Written Options	$422

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$9,688
Dividends from Affiliate investments	17
Total Income	9,705

Expenses:
Investment advisory fees	751
Supervisory and administrative fees	667
Servicing fees – Administrative Class	233
Distribution and/or servicing fees – Advisor Class	29
Trustees' fees	3
Interest expense	7
Total Expenses	1,690

Net Investment Income	8,015

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,290
Net realized gain on Affiliate investments	6
Net realized gain on futures contracts, written options and swaps	1,326
Net realized (loss) on foreign currency transactions	(197)
Net change in unrealized appreciation on investments	4,767
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(115)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	65
Net Gain	7,142

Net Increase in Net Assets Resulting from Operations	$15,157

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Emerging Markets Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$8,015	$11,414
Net realized gain	2,419	5,265
Net realized gain on Affiliate investments	6	1
Net change in unrealized appreciation	4,717	9,981
Net increase resulting from operations	15,157	26,661

Distributions to Shareholders:
From net investment income
Administrative Class	(8,291)	(11,589)
Advisor Class	(615)	(893)

Total Distributions	(8,906)	(12,482)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	7,716	112,501

Total Increase in Net Assets	13,967	126,680

Net Assets:
Beginning of period	321,749	195,069
End of period*	$335,716	$321,749

*Including undistributed (overdistributed) net investment income of:	$(424)	$467

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Bond Portfolio

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BAHRAIN 0.7%

SOVEREIGN ISSUES 0.7%

Bahrain Government International Bond
5.500% due 03/31/2020		$2,300	$2,257

Total Bahrain (Cost $2,292)			2,257

BARBADOS 0.4%

CORPORATE BONDS & NOTES 0.4%

Columbus International, Inc.
11.500% due 11/20/2014		$1,300	1,484

Total Barbados (Cost $1,388)			1,484

BERMUDA 1.1%

CORPORATE BONDS & NOTES 1.1%

Noble Group Ltd.
4.875% due 08/05/2015		$200	210
6.625% due 08/05/2020		300	308
6.750% due 01/29/2020		1,850	1,951

Qtel International Finance Ltd.
4.750% due 02/16/2021		1,400	1,372

Total Bermuda (Cost $3,757)			3,841

BRAZIL 11.4%

CORPORATE BONDS & NOTES 7.2%

Banco do Brasil S.A.
4.500% due 01/22/2015		$400	419
4.500% due 01/20/2016	EUR	800	1,155
6.000% due 01/22/2020		$1,900	2,052

Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,300	1,310

Banco Votorantim S.A.
5.250% due 02/11/2016		800	815

BM&FBovespa S.A.
5.500% due 07/16/2020		500	520

Braskem Finance Ltd.
5.750% due 04/15/2021		900	910
7.000% due 05/07/2020		1,000	1,095

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,700	1,934

CSN Islands XI Corp.
6.875% due 09/21/2019		2,100	2,302

CSN Resources S.A.
6.500% due 07/21/2020		2,100	2,242

Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		900	947
7.500% due 05/04/2020		1,100	1,203

GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,500	1,688

Petrobras International Finance Co.
5.750% due 01/20/2020		1,000	1,071
7.875% due 03/15/2019		2,100	2,552
8.375% due 12/10/2018		900	1,113

Vale Overseas Ltd.
6.875% due 11/21/2036		760	827

			24,155

SOVEREIGN ISSUES 4.2%

Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		1,700	1,912
6.500% due 06/10/2019		1,900	2,152

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brazil Government International Bond
6.000% due 01/17/2017		$500	$586
7.125% due 01/20/2037		600	744
8.750% due 02/04/2025		300	427
8.875% due 10/14/2019		4,800	6,612
8.875% due 04/15/2024		350	501
12.500% due 01/05/2016	BRL	500	379

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		1,427	829

			14,142

Total Brazil (Cost $35,416)			38,297

CANADA 0.1%

CORPORATE BONDS & NOTES 0.1%

Sino-Forest Corp.
6.250% due 10/21/2017		$665	309

Total Canada (Cost $665)			309

CAYMAN ISLANDS 1.6%

CORPORATE BONDS & NOTES 1.6%

AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$800	857

Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		300	322
7.625% due 04/09/2019		200	238

Interoceanica IV Finance Ltd.
0.000% due 11/30/2018		170	136
0.000% due 11/30/2025		444	243

Interoceanica V Finance Ltd.
0.000% due 05/15/2030		800	242

IPIC GMTN Ltd.
3.125% due 11/15/2015		250	248
5.000% due 11/15/2020		1,000	995

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		1,700	1,802

Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		188	161

Usiminas Commercial Ltd.
7.250% due 01/18/2018		200	225

Total Cayman Islands (Cost $5,350)			5,469

CHILE 1.5%

CORPORATE BONDS & NOTES 1.5%

Banco del Estado de Chile
4.125% due 10/07/2020		$700	673

Banco Santander Chile
1.524% due 04/20/2012		1,200	1,201
3.750% due 09/22/2015		1,300	1,316

Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		1,000	1,145

E.CL S.A.
5.625% due 01/15/2021		800	825

Total Chile (Cost $4,976)			5,160

CHINA 0.2%

SOVEREIGN ISSUES 0.2%

Export-Import Bank of China
4.875% due 07/21/2015		$550	599

Total China (Cost $544)			599

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLOMBIA 5.3%

CORPORATE BONDS & NOTES 1.2%

Ecopetrol S.A.
7.625% due 07/23/2019		$3,400	$4,088

SOVEREIGN ISSUES 4.1%

Colombia Government International Bond
7.375% due 01/27/2017		5,200	6,406
7.375% due 03/18/2019		4,500	5,632
8.125% due 05/21/2024		300	397
10.375% due 01/28/2033		225	357
11.750% due 02/25/2020		400	621
12.000% due 10/22/2015	COP	457,000	329

			13,742

Total Colombia (Cost $16,303)			17,830

EGYPT 0.4%

BANK LOAN OBLIGATIONS 0.4%

Petroleum Export III Ltd.
3.747% due 04/08/2013		$755	751

Petroleum Export Ltd.
3.246% due 12/07/2012		445	442

Total Egypt (Cost $1,200)			1,193

EL SALVADOR 0.3%

CORPORATE BONDS & NOTES 0.2%

AES El Salvador Trust
6.750% due 02/01/2016		$700	714

SOVEREIGN ISSUES 0.1%

El Salvador Government International Bond
8.500% due 07/25/2011		150	151

Total El Salvador (Cost $840)			865

GABON 0.2%

SOVEREIGN ISSUES 0.2%

Gabonese Republic
8.200% due 12/12/2017		$600	706

Total Gabon (Cost $701)			706

GUATEMALA 0.2%

SOVEREIGN ISSUES 0.2%

Guatemala Government Bond
9.250% due 08/01/2013		$570	641

Total Guatemala (Cost $570)			641

HONG KONG 0.3%

CORPORATE BONDS & NOTES 0.3%

Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		$950	915

Total Hong Kong (Cost $941)			915

INDIA 2.1%

CORPORATE BONDS & NOTES 2.1%

ICICI Bank Ltd.
5.750% due 11/16/2020		$1,100	1,081

Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,100	1,149

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Bank of India
4.500% due 10/23/2014	$1,250	$1,292
4.500% due 07/27/2015	3,400	3,491

Total India (Cost $6,937)		7,013

INDONESIA 7.2%

BANK LOAN OBLIGATIONS 0.1%

Indonesia Government International Bond
1.188% due 12/14/2019	$272	251

CORPORATE BONDS & NOTES 1.6%

Adaro Indonesia PT
7.625% due 10/22/2019	900	1,004

Indosat Palapa Co. BV
7.375% due 07/29/2020	100	112

Listrindo Capital BV
9.250% due 01/29/2015	100	109

Majapahit Holding BV
7.250% due 10/17/2011	253	256
7.250% due 06/28/2017	700	797
7.750% due 01/20/2020	1,540	1,810
7.875% due 06/29/2037	700	807

Sigma Capital Pte. Ltd.
9.000% due 04/30/2015	400	426

		5,321

SOVEREIGN ISSUES 5.5%

Indonesia Government International Bond
6.875% due 03/09/2017	3,200	3,755
6.875% due 01/17/2018	2,600	3,055
7.250% due 04/20/2015	1,700	1,970
7.750% due 01/17/2038	100	127
10.375% due 05/04/2014	1,400	1,718
11.625% due 03/04/2019	5,300	7,837

		18,462

Total Indonesia (Cost $21,819)		24,034

IRELAND 3.0%

CORPORATE BONDS & NOTES 3.0%

Novatek Finance Ltd.
6.604% due 02/03/2021	$1,300	1,365

RZD Capital Ltd.
5.739% due 04/03/2017	7,400	7,890

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	300	310
7.748% due 02/02/2021	500	518

Total Ireland (Cost $9,601)		10,083

ISRAEL 0.2%

CORPORATE BONDS & NOTES 0.2%

Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$500	550

Total Israel (Cost $543)		550

KAZAKHSTAN 3.8%

CORPORATE BONDS & NOTES 3.8%

Intergas Finance BV
6.375% due 05/14/2017	$300	322
6.875% due 11/04/2011	126	129

Kazakhstan Temir Zholy Finance BV
7.000% due 05/11/2016	1,000	1,111

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KazMunayGas National Co.
7.000% due 05/05/2020		$5,300	$5,864
9.125% due 07/02/2018		2,500	3,088
11.750% due 01/23/2015		400	499

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,501	1,594

Total Kazakhstan (Cost $12,123)			12,607

LUXEMBOURG 0.4%

CORPORATE BONDS & NOTES 0.4%

Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		$1,200	1,230

Total Luxembourg (Cost $1,228)			1,230

MEXICO 14.2%

BANK LOAN OBLIGATIONS 0.4%

Desarrolladora Homex S.A.B. de C.V.
2.510% due 04/28/2012		$600	596

Urbi Desarrollos Urbanos S.A.B. de C.V.
3.245% due 12/13/2011		900	891

			1,487

CORPORATE BONDS & NOTES 8.3%

Banco Mercantil del Norte S.A.
6.862% due 10/13/2021		1,800	1,850

BBVA Bancomer S.A.
4.500% due 03/10/2016		600	614
6.500% due 03/10/2021		1,550	1,589
7.250% due 04/22/2020		450	474

C8 Capital SPV Ltd.
6.640% due 12/29/2049		700	525

Cemex Finance LLC
9.500% due 12/14/2016		250	260

Cemex S.A.B. de C.V.
5.246% due 09/30/2015		600	582

Comision Federal de Electricidad
4.875% due 05/26/2021		900	903

Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		1,300	1,398
9.250% due 06/30/2020		200	215

Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		1,500	1,541
9.500% due 12/11/2019		100	107

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		100	46

Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,400	3,743
6.625% due 06/15/2038		700	737

Petroleos Mexicanos
4.875% due 03/15/2015		3,600	3,915
6.500% due 06/02/2041		3,500	3,568
8.000% due 05/03/2019		3,450	4,271

Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016		200	206
9.500% due 01/21/2020		1,100	1,202

			27,746

SOVEREIGN ISSUES 5.5%

Mexico Government International Bond
4.250% due 07/14/2017	EUR	2,000	2,912
5.500% due 02/17/2020		200	311
5.625% due 01/15/2017		$2,400	2,740
5.750% due 10/12/2110		600	562

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.950% due 03/19/2019		$2,400	$2,766
6.050% due 01/11/2040		500	534
6.750% due 09/27/2034		3,534	4,126
7.250% due 12/15/2016	MXN	8,600	767
7.500% due 04/08/2033		$2,460	3,125
9.500% due 12/18/2014	MXN	6,436	613

			18,456

Total Mexico (Cost $44,223)			47,689

NETHERLANDS 0.9%

CORPORATE BONDS & NOTES 0.9%

Indo Energy Finance BV
7.000% due 05/07/2018		$500	518

Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		300	322

Waha Aerospace BV
3.925% due 07/28/2020		2,280	2,314

Total Netherlands (Cost $3,080)			3,154

PANAMA 1.0%

SOVEREIGN ISSUES 1.0%

Panama Government International Bond
8.875% due 09/30/2027		$780	1,110
9.375% due 04/01/2029		1,553	2,314

Total Panama (Cost $3,001)			3,424

PERU 1.1%

CORPORATE BONDS & NOTES 0.2%

Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$600	559

SOVEREIGN ISSUES 0.9%

Peru Government International Bond
7.350% due 07/21/2025		1,500	1,840
8.750% due 11/21/2033		994	1,360

			3,200

Total Peru (Cost $3,402)			3,759

PHILIPPINES 1.7%

SOVEREIGN ISSUES 1.7%

Philippines Government International Bond
6.375% due 01/15/2032		$1,700	1,866
6.375% due 10/23/2034		100	110
6.500% due 01/20/2020		600	701
7.750% due 01/14/2031		1,500	1,894
8.375% due 06/17/2019		500	646
8.875% due 03/17/2015		74	92
9.500% due 02/02/2030		400	582

Total Philippines (Cost $5,260)			5,891

POLAND 0.5%

SOVEREIGN ISSUES 0.5%

Poland Government International Bond
6.375% due 07/15/2019		$1,400	1,603

Total Poland (Cost $1,397)			1,603

QATAR 1.4%

CORPORATE BONDS & NOTES 1.2%

Nakilat, Inc.
6.067% due 12/31/2033		$100	104

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Qatari Diar Finance QSC
3.500% due 07/21/2015	$1,300	$1,333
5.000% due 07/21/2020	100	103

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	1,383	1,479

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	300	328
5.838% due 09/30/2027	350	363
6.332% due 09/30/2027	250	264

		3,974

SOVEREIGN ISSUES 0.2%

Qatar Government International Bond
4.000% due 01/20/2015	200	210
5.250% due 01/20/2020	500	536
6.400% due 01/20/2040	100	111

		857

Total Qatar (Cost $4,532)		4,831

RUSSIA 14.6%

CORPORATE BONDS & NOTES 9.6%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	$1,390	1,484
6.103% due 06/27/2012	700	730
8.700% due 08/07/2018	2,300	2,835

ALROSA Finance S.A.
7.750% due 11/03/2020	1,100	1,199

Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	1,800	1,886
6.212% due 11/22/2016	330	358
6.510% due 03/07/2022	750	797
8.146% due 04/11/2018	400	469
8.625% due 04/28/2034	1,360	1,703
9.250% due 04/23/2019	500	627

Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	440	484

Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013	56	58

Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013	3,650	4,101

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017	1,640	1,738
7.175% due 05/16/2013	1,900	2,052

Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	1,200	1,250
5.499% due 07/07/2015	1,700	1,804

TNK-BP Finance S.A.
6.625% due 03/20/2017	1,700	1,851
7.500% due 07/18/2016	3,300	3,767
7.875% due 03/13/2018	600	692

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018	500	569

Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017	700	715
6.800% due 11/22/2025	700	713

VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012	300	319

		32,201

SOVEREIGN ISSUES 5.0%

Russia Government International Bond
7.500% due 03/31/2030	14,216	16,793

Total Russia (Cost $44,331)		48,994

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SINGAPORE 0.3%

CORPORATE BONDS & NOTES 0.3%

Temasek Financial I Ltd.
5.375% due 11/23/2039		$1,000	$1,043

Total Singapore (Cost $991)			1,043

SOUTH AFRICA 1.2%

CORPORATE BONDS & NOTES 0.2%

AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$500	493
6.500% due 04/15/2040		100	96

			589

SOVEREIGN ISSUES 1.0%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	605
5.875% due 05/30/2022		$1,030	1,146
6.500% due 06/02/2014		450	507
6.875% due 05/27/2019		500	599
7.250% due 01/15/2020	ZAR	2,500	343
8.250% due 09/15/2017		1,000	149

			3,349

Total South Africa (Cost $3,566)			3,938

SOUTH KOREA 1.4%

CORPORATE BONDS & NOTES 0.8%

Hyundai Capital Services, Inc.
4.375% due 07/27/2016		$900	923

Korea Electric Power Corp.
3.000% due 10/05/2015		600	593

Korea Exchange Bank
4.875% due 01/14/2016		100	106

Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		800	795
6.250% due 06/17/2014		300	329

			2,746

SOVEREIGN ISSUES 0.6%

Export-Import Bank of Korea
5.125% due 06/29/2020		100	102
8.125% due 01/21/2014		1,000	1,148

Korea Development Bank
5.750% due 09/10/2013		15	16

Korea Housing Finance Corp.
4.125% due 12/15/2015		800	830

			2,096

Total South Korea (Cost $4,717)			4,842

TRINIDAD AND TOBAGO 0.7%

CORPORATE BONDS & NOTES 0.7%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$1,558	1,594
9.750% due 08/14/2019		500	606

Total Trinidad And Tobago (Cost $2,122)			2,200

TUNISIA 0.1%

SOVEREIGN ISSUES 0.1%

Banque Centrale de Tunisie S.A.
7.375% due 04/25/2012		$430	448

Total Tunisia (Cost $436)			448

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TURKEY 7.0%

CORPORATE BONDS & NOTES 0.4%

Turkiye Garanti Bankasi A/S
2.774% due 04/20/2016		$1,400	$1,397

SOVEREIGN ISSUES 6.6%

Turkey Government International Bond
6.750% due 05/30/2040		2,600	2,814
7.000% due 03/11/2019		6,400	7,392
7.250% due 03/05/2038		700	805
7.500% due 07/14/2017		4,300	5,074
7.500% due 11/07/2019		4,000	4,762
8.000% due 02/14/2034		1,100	1,370

			22,217

Total Turkey (Cost $22,449)			23,614

UNITED ARAB EMIRATES 0.8%

CORPORATE BONDS & NOTES 0.5%

Dolphin Energy Ltd.
5.888% due 06/15/2019		$265	287

DP World Ltd.
6.850% due 07/02/2037		600	576

ICICI Bank Ltd.
4.750% due 11/25/2016		700	702

			1,565

SOVEREIGN ISSUES 0.3%

Emirate of Abu Dhabi
6.750% due 04/08/2019		900	1,069

Total United Arab Emirates (Cost $2,383)			2,634

UNITED KINGDOM 0.3%

CORPORATE BONDS & NOTES 0.3%

Barclays Bank PLC
10.179% due 06/12/2021		$520	655

HBOS PLC
6.750% due 05/21/2018		400	385

Total United Kingdom (Cost $920)			1,040

UNITED STATES 1.9%

CORPORATE BONDS & NOTES 1.4%

American International Group, Inc.
8.175% due 05/15/2068		$900	987
8.625% due 05/22/2068	GBP	100	166

CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		$300	275

Citigroup Capital XXI
8.300% due 12/21/2077		940	964

El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		400	450

Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,500	1,672

Sino-Forest Corp.
6.250% due 10/21/2017		300	136

			4,650

MORTGAGE-BACKED SECURITIES 0.2%

American Home Mortgage Investment Trust
1.896% due 09/25/2045		24	20

Banc of America Commercial Mortgage, Inc.
5.802% due 06/10/2049		200	215

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.930% due 02/10/2051	$200	$217

Banc of America Mortgage Securities, Inc.
2.881% due 02/25/2036	11	9

Bear Stearns Adjustable Rate Mortgage Trust
4.845% due 01/25/2035	9	8
5.230% due 05/25/2047	65	47

Citigroup Mortgage Loan Trust, Inc.
5.661% due 09/25/2037	130	88

GSR Mortgage Loan Trust
2.804% due 01/25/2036	25	20

Morgan Stanley Mortgage Loan Trust
2.301% due 06/25/2036	11	11

WaMu Mortgage Pass-Through Certificates
2.671% due 02/25/2037	79	61

Wells Fargo Mortgage-Backed Securities Trust
3.149% due 07/25/2036	29	23

		719

U.S. GOVERNMENT AGENCIES 0.2%

Federal Home Loan Bank
4.125% due 12/13/2019	250	267

Freddie Mac
5.687% due 03/01/2036	186	201

Israel Government AID Bond
5.500% due 04/26/2024	100	116

		584

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Bonds
9.875% due 11/15/2015 (d)	189	257

U.S. Treasury Notes
1.875% due 06/30/2015	120	123

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 08/31/2014	$100	$104

		484

Total United States (Cost $5,686)		6,437

URUGUAY 1.1%

SOVEREIGN ISSUES 1.1%

Uruguay Government International Bond
7.625% due 03/21/2036	$400	506
8.000% due 11/18/2022	2,121	2,756
9.250% due 05/17/2017	200	265

Total Uruguay (Cost $2,866)		3,527

VENEZUELA 5.6%

CORPORATE BONDS & NOTES 1.8%

Petroleos de Venezuela S.A.
4.900% due 10/28/2014	$2,300	1,788
5.000% due 10/28/2015	1,500	1,042
5.250% due 04/12/2017	1,400	882
5.375% due 04/12/2027	600	304
5.500% due 04/12/2037	300	150
8.500% due 11/02/2017	2,400	1,792

		5,958

SOVEREIGN ISSUES 3.8%

Venezuela Government International Bond
7.650% due 04/21/2025	1,700	1,109
7.750% due 10/13/2019	6,700	4,874
8.250% due 10/13/2024	7,100	4,864
9.000% due 05/07/2023	1,500	1,091
9.250% due 05/07/2028	1,300	933

		12,871

Total Venezuela (Cost $17,744)		18,829

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS (BRITISH) 1.9%

CORPORATE BONDS & NOTES 1.9%

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$6,850	$6,495

Total Virgin Islands (British) (Cost $6,611)		6,495

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
0.010% due 07/01/2011	$637	637

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $650. Repurchase proceeds are $637.)

U.S. TREASURY BILLS 0.1%
0.178% due 07/14/2011 (b)	140	140

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.0%
	12,661	127

Total Short-Term Instruments (Cost $904)		904

PURCHASED OPTIONS (f) 0.0%
(Cost $80)		109

Total Investments 98.4% (Cost $307,895)		$330,488

Written Options (g) (0.1%) (Premiums $422)		(295)

Other Assets and Liabilities (Net) 1.7%		5,523

Net Assets 100.0%		$335,716

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	Securities with an aggregate market value of $140 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(c)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $5,343 at a weighted average interest rate of 0.514%. On June 30, 2011, there were no open reverse repurchase agreements.
(d)	Securities with an aggregate market value of $130 and cash of $8 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2013	35	$10
U.S. Treasury 10-Year Note September Futures	Long	09/2011	2	1

				$11

(e)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil S.A.B. de C.V.	DUB	1.000%	09/20/2011	0.400%	$	1,100	$2	$0	$2
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.400%		1,300	6	(3)	9
Brazil Government International Bond	BCLY	1.000%	09/20/2011	0.322%		500	0	1	(1)
Brazil Government International Bond	CITI	1.000%	03/20/2016	1.043%		200	0	(1)	1
Brazil Government International Bond	CITI	1.000%	03/20/2021	1.510%		1,300	(54)	(58)	4
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.964%		300	1	(4)	5
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.437%		1,000	(31)	(37)	6

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	MSC	1.000%	03/20/2016	1.043%	$	3,800	$(6)	$(38)	$32
Brazil Government International Bond	MSC	2.100%	08/20/2016	1.100%		250	14	0	14
Brazil Government International Bond	RBS	1.000%	03/20/2012	0.322%		3,000	16	13	3
China Government International Bond	RBS	1.000%	06/20/2016	0.813%		600	5	6	(1)
Egypt Government International Bond	DUB	1.000%	12/20/2015	3.009%		600	(49)	(38)	(11)
Egypt Government International Bond	DUB	1.000%	06/20/2016	3.092%		100	(9)	(9)	0
Egypt Government International Bond	GSC	1.000%	06/20/2015	2.922%		100	(7)	(7)	0
Egypt Government International Bond	HSBC	1.000%	06/20/2015	2.922%		100	(7)	(7)	0
Egypt Government International Bond	HSBC	1.000%	06/20/2016	3.092%		200	(18)	(20)	2
Egypt Government International Bond	MSC	1.000%	03/20/2016	3.053%		50	(4)	(6)	2
Egypt Government International Bond	MSC	1.000%	06/20/2016	3.092%		300	(28)	(30)	2
Emirate of Abu Dhabi Government Bond	DUB	1.000%	03/20/2016	0.882%		100	0	(1)	1
Emirate of Abu Dhabi Government Bond	MSC	1.000%	03/20/2016	0.882%		100	0	(1)	1
Emirate of Abu Dhabi Government Bond	UBS	1.000%	03/20/2016	0.882%		400	3	0	3
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	1.420%		1,000	47	0	47
Indonesia Government International Bond	CSFB	1.000%	06/20/2021	1.820%		2,900	(192)	(188)	(4)
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.040%		2,375	(3)	(93)	90
Indonesia Government International Bond	UBS	1.000%	03/20/2015	1.040%		375	0	(15)	15
Indonesia Government International Bond	UBS	1.000%	06/20/2021	1.820%		100	(7)	(7)	0
Mexico Government International Bond	BCLY	1.000%	12/20/2014	0.851%		300	2	(10)	12
Mexico Government International Bond	HSBC	1.000%	03/20/2021	1.401%		800	(26)	(37)	11
Peru Government International Bond	BOA	1.000%	06/20/2016	1.296%		700	(10)	(18)	8
Peru Government International Bond	CSFB	1.000%	06/20/2016	1.296%		2,200	(30)	(60)	30
Peru Government International Bond	HSBC	1.000%	06/20/2016	1.296%		4,300	(59)	(109)	50
Petrobras International Finance Co.	DUB	1.000%	09/20/2011	0.577%		2,100	3	(9)	12
Petrobras International Finance Co.	HSBC	1.000%	09/20/2015	1.285%		300	(4)	(10)	6
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	0.577%		600	1	(2)	3
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.285%		300	(4)	(9)	5
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	0.688%		200	1	(1)	2
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.285%		1,000	(11)	(34)	23
Philippines Government International Bond	CITI	1.770%	12/20/2017	1.524%		700	11	0	11
Philippines Government International Bond	CITI	2.730%	03/20/2018	1.550%		1,400	102	0	102
Philippines Government International Bond	CITI	2.770%	06/20/2018	1.574%		2,000	151	0	151
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.496%		800	43	0	43
Philippines Government International Bond	UBS	1.000%	03/20/2015	1.015%		9,950	(2)	(290)	288
Qatar Government International Bond	DUB	1.000%	03/20/2016	0.913%		100	0	(1)	1
Qatar Government International Bond	MLP	1.000%	03/20/2016	0.913%		500	2	0	2
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.650%	07/20/2011	0.985%		800	6	0	6
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	CSFB	1.870%	10/20/2012	1.300%		200	2	0	2
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MSC	2.000%	10/20/2012	1.300%		400	5	0	5
Turkey Government International Bond	DUB	1.000%	06/20/2021	2.222%		100	(9)	(9)	0
Urbi Desarrollos Urbanos, S.A.B. de C.V.	DUB	5.000%	03/20/2016	6.000%		300	(11)	(12)	1
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.169%		1,000	4	0	4

							$(154)	$(1,154)	$1,000

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	$	11,900	$1,362	$1,025	$337
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015		8,900	1,096	1,102	(6)
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015		1,500	185	196	(11)
CDX.EM-15 5-Year Index	MSC	5.000%	06/20/2016		600	79	78	1

						$2,722	$2,401	$321

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

Interest	Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP	BRL	61,900	$218	$(24)	$242
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		5,100	9	13	(4)
Pay	1-Year BRL-CDI	12.455%	01/02/2013	BCLY		55,800	(48)	(9)	(39)
Pay	1-Year BRL-CDI	11.820%	01/02/2014	JPM		60,900	(286)	(191)	(95)
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		11,700	(31)	(14)	(17)
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	BNP	$	2,900	21	(10)	31
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	BOA		1,400	10	(3)	13
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	CSFB		3,400	24	(7)	31
Pay	3-Month USD-LIBOR	2.100%	12/15/2015	MSC		2,700	37	(10)	47
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA		1,400	(30)	50	(80)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		5,200	(113)	(30)	(83)
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM	MXN	11,000	112	0	112

							$(77)	$(235)	$158

(f)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$	4,500	$15	$24
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012		16,300	65	85

								$80	$109

(g)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	29	$8	$(6)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	26	8	(5)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	16	8	(13)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	16	9	(1)

				$33	$(25)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$	9,100	$16	$(6)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012		31,500	63	(18)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,100	7	(6)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		400	3	(2)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		15,000	89	(79)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,900	12	(10)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,000	13	(11)
Put - OTC 2-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,000	6	(5)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.750%	11/14/2011		3,200	9	(7)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.750%	11/14/2011		3,200	16	(17)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011		8,000	15	(12)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011		8,000	33	(19)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		7,200	40	(43)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011		2,000	23	(18)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		5,200	26	(11)

								$371	$(264)

Inflation Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$800	$10	$(3)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	800	8	(3)

						$18	$(6)

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2010	102	$23,000	$196
Sales	121	87,800	342
Closing Buys	(101)	(5,200)	(68)
Expirations	0	0	0
Exercised	(35)	(5,200)	(48)

Balance at 06/30/2011	87	$100,400	$422

(h)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	2,552	08/2011	BCLY	$28	$0	$28
Sell		601	08/2011	HSBC	0	(15)	(15)
Sell		1,950	08/2011	UBS	0	(35)	(35)
Sell		2,552	09/2011	BCLY	0	(28)	(28)
Buy	CNY	37,299	02/2012	CITI	28	0	28
Buy		9,296	02/2012	DUB	13	0	13
Sell	EUR	2,060	07/2011	CSFB	0	(15)	(15)
Sell		1,700	07/2011	JPM	0	(11)	(11)
Sell		831	07/2011	RBC	0	(19)	(19)
Sell		1,390	07/2011	RBS	0	(12)	(12)
Sell	HUF	120,125	07/2011	DUB	0	(103)	(103)
Buy	INR	175,282	08/2011	CITI	169	0	169
Sell		38,816	08/2011	CITI	0	(26)	(26)
Buy		23,700	08/2011	DUB	22	0	22
Sell		69,255	08/2011	GSC	0	(45)	(45)
Sell		14,313	08/2011	RBS	0	(9)	(9)
Buy	KRW	3,807,263	08/2011	JPM	90	0	90
Buy	MXN	1,253	07/2011	CITI	5	0	5
Buy		27,325	07/2011	HSBC	132	0	132
Sell		28,577	07/2011	MSC	30	0	30
Buy		188	11/2011	DUB	0	0	0
Buy		28,577	11/2011	MSC	0	(26)	(26)
Buy	MYR	1,200	08/2011	BCLY	10	0	10
Buy		2,190	08/2011	CITI	16	0	16
Buy		577	08/2011	HSBC	4	0	4
Buy		400	08/2011	JPM	3	0	3
Buy	PHP	59,081	03/2012	CITI	1	0	1
Buy	PLN	7,206	08/2011	UBS	124	0	124
Buy	SGD	1,030	09/2011	BCLY	33	0	33
Buy		400	09/2011	CITI	13	0	13
Buy		200	09/2011	JPM	7	0	7
Buy		200	09/2011	RBS	7	0	7
Buy	TRY	814	07/2011	HSBC	0	(13)	(13)
Buy	ZAR	3,432	07/2011	HSBC	12	0	12
Sell		3,432	07/2011	MSC	0	(20)	(20)
Sell		3,432	10/2011	HSBC	0	(12)	(12)

					$747	$(389)	$358

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bahrain
Sovereign Issues	$0	$2,257	$0	$2,257
Barbados
Corporate Bonds & Notes	0	1,484	0	1,484
Bermuda
Corporate Bonds & Notes	0	3,841	0	3,841
Brazil
Corporate Bonds & Notes	0	24,155	0	24,155
Sovereign Issues	0	14,142	0	14,142
Canada
Corporate Bonds & Notes	0	309	0	309
Cayman Islands
Corporate Bonds & Notes	0	4,687	782	5,469

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Chile
Corporate Bonds & Notes	$0	$5,160	$0	$5,160
China
Sovereign Issues	0	599	0	599
Colombia
Corporate Bonds & Notes	0	4,088	0	4,088
Sovereign Issues	0	13,742	0	13,742
Egypt
Bank Loan Obligations	0	1,193	0	1,193
El Salvador
Corporate Bonds & Notes	0	714	0	714
Sovereign Issues	0	151	0	151
Gabon
Sovereign Issues	0	706	0	706

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Guatemala
Sovereign Issues	$0	$641	$0	$641
Hong Kong
Corporate Bonds & Notes	0	915	0	915
India
Corporate Bonds & Notes	0	7,013	0	7,013
Indonesia
Bank Loan Obligations	0	0	251	251
Corporate Bonds & Notes	0	5,321	0	5,321
Sovereign Issues	0	18,462	0	18,462
Ireland
Corporate Bonds & Notes	0	10,083	0	10,083
Israel
Corporate Bonds & Notes	0	550	0	550
Kazakhstan
Corporate Bonds & Notes	0	12,607	0	12,607
Luxembourg
Corporate Bonds & Notes	0	1,230	0	1,230
Mexico
Bank Loan Obligations	0	0	1,487	1,487
Corporate Bonds & Notes	0	27,746	0	27,746
Sovereign Issues	0	18,456	0	18,456
Netherlands
Corporate Bonds & Notes	0	3,154	0	3,154
Panama
Sovereign Issues	0	3,424	0	3,424
Peru
Corporate Bonds & Notes	0	559	0	559
Sovereign Issues	0	3,200	0	3,200
Philippines
Sovereign Issues	0	5,891	0	5,891
Poland
Sovereign Issues	0	1,603	0	1,603
Qatar
Corporate Bonds & Notes	0	3,974	0	3,974
Sovereign Issues	0	857	0	857
Russia
Corporate Bonds & Notes	0	32,201	0	32,201
Sovereign Issues	0	16,793	0	16,793
Singapore
Corporate Bonds & Notes	0	1,043	0	1,043
South Africa
Corporate Bonds & Notes	0	589	0	589
Sovereign Issues	0	3,349	0	3,349
South Korea
Corporate Bonds & Notes	0	2,746	0	2,746
Sovereign Issues	0	2,096	0	2,096

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Trinidad and Tobago
Corporate Bonds & Notes	$0	$2,200	$0	$2,200
Tunisia
Sovereign Issues	0	448	0	448
Turkey
Corporate Bonds & Notes	0	1,397	0	1,397
Sovereign Issues	0	22,217	0	22,217
United Arab Emirates
Corporate Bonds & Notes	0	1,565	0	1,565
Sovereign Issues	0	1,069	0	1,069
United Kingdom
Corporate Bonds & Notes	0	1,040	0	1,040
United States
Corporate Bonds & Notes	0	4,650	0	4,650
Mortgage-Backed Securities	0	719	0	719
U.S. Government Agencies	0	584	0	584
U.S. Treasury Obligations	0	484	0	484
Uruguay
Sovereign Issues	0	3,527	0	3,527
Venezuela
Corporate Bonds & Notes	0	5,958	0	5,958
Sovereign Issues	0	12,871	0	12,871
Virgin Islands (British)
Corporate Bonds & Notes	0	6,495	0	6,495
Short-Term Instruments
Repurchase Agreements	0	637	0	637
U.S. Treasury Bills	0	140	0	140
PIMCO Short-Term Floating NAV Portfolio	127	0	0	127
Purchased Options
Interest Rate Contracts	0	109	0	109
	$127	$327,841	$2,520	$330,488

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,354	1	1,355
Foreign Exchange Contracts	0	747	0	747
Interest Rate Contracts	11	476	0	487
	$11	$2,577	$1	$2,589

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(34)	0	(34)
Foreign Exchange Contracts	0	(389)	0	(389)
Interest Rate Contracts	0	(607)	(6)	(613)
	$0	$(1,030)	$(6)	$(1,036)

Totals	$138	$329,388	$2,515	$332,041

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$628	$0	$(19)	$15	$6	$(9)	$161	$0	$782	$363
Indonesia
Bank Loan Obligations	0	0	0	0	0	0	251	0	251	0
Mexico
Bank Loan Obligations	897	599	0	0	0	(9)	0	0	1,487	(9)
Peru
Corporate Bonds & Notes	586	0	0	0	0	(27)	0	(559)	0	0

	$2,111	$599	$(19)	$15	$6	$(45)	$412	$(559)	$2,520	$354

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$0	$0	$0	$0	$1	$0	$0	$1	$0

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(17)	$0	$0	$0	$0	$11	$0	$0	$(6)	$11

Totals	$2,094	$599	$(19)	$15	$6	$(33)	$412	$(559)	$2,515	$366

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$109	$109
Unrealized appreciation on foreign currency contracts	0	0	0	747	0	747
Unrealized appreciation on swap agreements	0	1,355	0	0	476	1,831

	$0	$1,355	$0	$747	$585	$2,687

Liabilities:
Written options outstanding	$0	$0	$0	$0	$295	$295
Variation margin receivable (2)	0	0	0	0	(6)	(6)
Unrealized depreciation on foreign currency contracts	0	0	0	389	0	389
Unrealized depreciation on swap agreements	0	34	0	0	318	352

	$0	$34	$0	$389	$607	$1,030

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$787	$0	$0	$539	$1,326
Net realized (loss) on foreign currency transactions	0	0	0	(179)	0	(179)

	$0	$787	$0	$(179)	$539	$1,147

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$29	$29
Net change in unrealized (depreciation) on futures contracts, written options and swaps	0	(73)	0	0	(42)	(115)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	52	0	52

	$0	$(73)	$0	$52	$(13)	$(34)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $11 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	June 30, 2011	19

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

June 30, 2011 (Unaudited)

(k)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$50	$0	$50
BNP	239	(260)	(21)
BOA	(36)	0	(36)
CITI	1,394	(1,190)	204
CSFB	(235)	0	(235)
DUB	(134)	0	(134)
GSC	(113)	140	27
HSBC	1,510	(1,360)	150
JPM	(112)	0	(112)
MLP	2	0	2
MSC	32	0	32
RBC	(19)	0	(19)
RBS	32	0	32
UBS	78	0	78

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

20	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  ORGANIZATION

The PIMCO Emerging Markets Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

Semiannual Report	June 30, 2011	21

Notes to Financial Statements (Cont.)

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”)

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(d) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. For a Portfolio with income linked to inflation, writing inflation-capped options provides additional income and hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to

Semiannual Report	June 30, 2011	25

Notes to Financial Statements (Cont.)

foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in

26	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation	Market Value 06/30/2011	Dividend Income
$ 8,104	$65,017	$(73,000)	$6	$0	$127	$17

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$37,615	$21,198

Semiannual Report	June 30, 2011	27

Notes to Financial Statements (Cont.)

June 30, 2011 (Unaudited)

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	5,982	$81,363	13,207	$176,732
Advisor Class	632	8,583	1,971	26,601
Issued as reinvestment of distributions
Administrative Class	608	8,273	868	11,589
Advisor Class	45	615	66	893
Cost of shares redeemed
Administrative Class	(5,886)	(80,407)	(6,719)	(89,567)
Advisor Class	(789)	(10,711)	(1,007)	(13,747)
Net increase resulting from Portfolio share transactions	592	$7,716	8,386	$112,501

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held*
Administrative Class	3	93
Advisor Class	4	95

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$23,730	$(1,137)	$22,593

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

28	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.

Currency Abbreviations:
BRL	Brazilian Real	INR	Indian Rupee	PLN	Polish Zloty
CNY	Chinese Renminbi	KRW	South Korean Won	SGD	Singapore Dollar
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
EUR	Euro	MYR	Malaysian Ringgit	USD	United States Dollar
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand
HUF	Hungarian Forint

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
AID	Agency International Development	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate

Semiannual Report	June 30, 2011	29

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS15_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Foreign Bond Portfolio (Unhedged)

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Foreign Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

United States	28.1%
United Kingdom	15.5%
Short-Term Instruments	14.0%
Germany	12.0%
France	10.4%
Netherlands	7.4%
Canada	5.6%
Other	7.0%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	Class Inception (04/30/2008)
PIMCO Foreign Bond Portfolio (Unhedged) Administrative Class	5.72%	15.04%	7.97%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD±	5.63%	14.14%	6.17%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.91% for Administrative Class shares.

± JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,057.23	$1,020.33
Expenses Paid During Period†	$4.59	$4.51
Net Annualized Expense Ratio	0.90%	0.90%

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	Exposure to high-quality financial corporate bonds and U.S. municipal bonds contributed to performance as spreads on these sectors narrowed early in the reporting period.

»

An overweight exposure to a basket of emerging market Asian and commodity-linked currencies contributed to performance as the Chinese renminbi, Korean won, Australian dollar, and Canadian dollar appreciated relative to the U.S. dollar.

»	An underweight exposure to the Japanese yen contributed to performance as the currency depreciated relative to the U.S. dollar

»	Exposure to Agency mortgage-backed securities contributed to performance as spreads on these securities narrowed over U.S. Treasuries early in the reporting period.

»

A duration (or sensitivity to changes in market interest rates) overweight in core-Europe (short-end German bunds) detracted from performance as short-end government yields rose. These losses more than offset gains from a duration underweight to peripheral sovereigns in which ten-year government spreads widened relative to core countries.

»

An overweight to U.K. duration detracted from performance as ten-year government rates rose in January 2011 and February 2011; an underweight to U.K. duration later in the reporting also detracted from performance as ten-year government rates fell in April 2011.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Foreign Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	04/30/2008-12/31/2008

Administrative Class
Net asset value beginning of year or period	$11.40		$10.64	$10.53	$10.00
Net investment income (a)	0.11		0.15	0.16	0.05
Net realized/unrealized gain on investments	0.54		0.85	0.27	0.53
Total income from investment operations	0.65		1.00	0.43	0.58
Dividends from net investment income	(0.11)		(0.15)	(0.15)	(0.05)
Distributions from net realized capital gains	0.00		(0.09)	(0.17)	0.00
Total distributions	(0.11)		(0.24)	(0.32)	(0.05)
Net asset value end of year or period	$11.94		$11.40	$10.64	$10.53
Total return	5.72%		9.47%	4.09%	5.84%
Net assets end of year or period (000s)	$8,246		$9,956	$6,277	$5,182
Ratio of expenses to average net assets	0.90	%*	0.91%	0.90%	0.79%*
Ratio of expenses to average net assets excluding interest expense	0.90	%*	0.90%	0.90%	0.79%*
Ratio of net investment income to average net assets	1.92	%*	1.33%	1.50%	0.71%*
Portfolio turnover rate	68	%**	304%**	683%	891%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$38,811
Investments in Affiliates, at value	2,926
Repurchase agreements, at value	129
Deposits with counterparty	28
Foreign currency, at value	342
Receivable for investments sold	2
Receivable for Portfolio shares sold	3
Interest and dividends receivable	452
Dividends receivable from Affiliates	1
Variation margin receivable	1
Swap premiums paid	257
Unrealized appreciation on foreign currency contracts	225
Unrealized appreciation on swap agreements	162
43,339

Liabilities:
Payable for investments purchased	$612
Payable for investments in Affiliates purchased	1
Payable for Portfolio shares redeemed	214
Written options outstanding	53
Deposits from counterparty	30
Accrued related party fees	42
Variation margin payable	115
Swap premiums received	85
Unrealized depreciation on foreign currency contracts	348
Unrealized depreciation on swap agreements	247
1,747

Net Assets	$41,592

Net Assets Consist of:
Paid in capital	$37,266
Undistributed net investment income	1,678
Accumulated undistributed net realized gain	1,548
Net unrealized appreciation	1,100
$41,592

Net Assets:
Administrative Class	$8,246
Advisor Class	33,346

Shares Issued and Outstanding:
Administrative Class	691
Advisor Class	2,793

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$11.94
Advisor Class	11.94

Cost of Investments	$37,540
Cost of Investments in Affiliates	$2,926
Cost of Repurchase Agreements	$129
Cost of Foreign Currency Held	$341
Premiums Received on Written Options	$79

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$536
Dividends from Affiliate investments	3
Total Income	539

Expenses:
Investment advisory fees	47
Supervisory and administrative fees	94
Servicing fees – Administrative Class	6
Distribution and/or servicing fees – Advisor Class	37
Interest expense	1
Total Expenses	185

Net Investment Income	354

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	577
Net realized gain on futures contracts, written options and swaps	91
Net realized gain on foreign currency transactions	829
Net change in unrealized appreciation on investments	929
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(70)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(714)
Net Gain	1,642

Net Increase in Net Assets Resulting from Operations	$1,996

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Foreign Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$354	$418
Net realized gain	1,497	1518
Net realized gain on Affiliate investments	0	2
Net change in unrealized appreciation	145	1329
Net increase resulting from operations	1,996	3267

Distributions to Shareholders:
From net investment income
Administrative Class	(75)	(144)
Advisor Class	(271)	(272)
From net realized capital gains
Administrative Class	0	(76)
Advisor Class	0	(224)

Total Distributions	(346)	(716)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	2,613	17,425

Total Increase in Net Assets	4,263	19,976

Net Assets:
Beginning of period	37,329	17,353
End of period*	$41,592	$37,329

*Including undistributed net investment income of:	$1,678	$1,670

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged)

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.2%

CORPORATE BONDS & NOTES 0.2%

Westpac Banking Corp.
2.700% due 12/09/2014		$100	$104

Total Australia (Cost $100)			104

CANADA 5.6%

CORPORATE BONDS & NOTES 1.5%

Bank of Montreal
2.850% due 06/09/2015		$300	311

Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		300	302

			613

MORTGAGE-BACKED SECURITIES 0.0%

Column Canada Issuer Corp.
5.147% due 05/12/2034	CAD	3	3

Merrill Lynch Financial Assets, Inc.
4.501% due 06/12/2035		7	7

			10

SOVEREIGN ISSUES 4.1%

Canada Government Bond
1.500% due 12/01/2012		400	415
1.750% due 03/01/2013		1,100	1,145

Province of Ontario Canada
4.000% due 12/03/2019	EUR	100	150

			1,710

Total Canada (Cost $2,302)			2,333

CAYMAN ISLANDS 0.4%

ASSET-BACKED SECURITIES 0.4%

Landmark CDO Ltd.
0.554% due 06/01/2017		$197	191

Total Cayman Islands (Cost $187)			191

FRANCE 10.5%

CORPORATE BONDS & NOTES 5.4%

BNP Paribas Home Loan Covered Bonds S.A.
3.000% due 07/23/2013	EUR	100	147
4.750% due 05/28/2013		100	151

Cie de Financement Foncier
2.000% due 02/17/2012		100	145
2.500% due 09/16/2015		$200	198
4.500% due 01/09/2013	EUR	100	150

Credit Agricole Home Loan SFH
1.024% due 07/21/2014		$200	200

Dexia Credit Local S.A.
0.753% due 04/29/2014		600	598
2.750% due 01/10/2014		200	204
2.750% due 04/29/2014		300	304

General Electric Societe de Credit Foncier
3.750% due 07/22/2014	EUR	100	148

			2,245

SOVEREIGN ISSUES 5.1%

France Government Bond
3.500% due 04/25/2020		400	589
3.750% due 04/25/2017		600	912
4.000% due 04/25/2018		400	614

			2,115

Total France (Cost $4,188)			4,360

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 12.0%

CORPORATE BONDS & NOTES 0.9%

IKB Deutsche Industriebank AG
2.125% due 09/10/2012	EUR	100	$145

Kreditanstalt fuer Wiederaufbau
4.125% due 07/04/2017		160	247

			392

SOVEREIGN ISSUES 11.1%

FMS Wertmanagement
1.338% due 01/20/2014		200	292

Republic of Germany Government Bond
3.500% due 07/04/2019		300	457
4.750% due 07/04/2028		300	494
5.625% due 01/04/2028		900	1,625
6.500% due 07/04/2027		900	1,766

			4,634

Total Germany (Cost $4,922)			5,026

IRELAND 0.4%

CORPORATE BONDS & NOTES 0.4%

German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	100	149

Total Ireland (Cost $149)			149

ITALY 0.3%

SOVEREIGN ISSUES 0.3%

Italy Buoni Poliennali Del Tesoro
2.000% due 06/01/2013	EUR	100	142

Total Italy (Cost $138)			142

NETHERLANDS 7.5%

ASSET-BACKED SECURITIES 0.3%

Globaldrive BV
3.000% due 07/20/2015	EUR	42	62
4.000% due 10/20/2016		38	55

			117

CORPORATE BONDS & NOTES 2.4%

ABN AMRO Bank NV
3.250% due 01/18/2013		100	147

Achmea Hypotheekbank NV
0.623% due 11/03/2014		$100	100
3.200% due 11/03/2014		200	210

ING Bank NV
2.250% due 08/31/2015	EUR	200	280

NIBC Bank NV
0.633% due 12/02/2014		$100	100
3.500% due 04/07/2014	EUR	100	150

			987

SOVEREIGN ISSUES 4.8%

Netherlands Government Bond
4.000% due 07/15/2016		700	1,082
4.000% due 07/15/2018		200	309
4.000% due 07/15/2019		400	618

			2,009

Total Netherlands (Cost $2,963)			3,113

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW ZEALAND 2.9%

SOVEREIGN ISSUES 2.9%

New Zealand Government Bond
5.000% due 03/15/2019	NZD	900	$750
6.000% due 05/15/2021		500	443

Total New Zealand (Cost $1,089)			1,193

NORWAY 0.4%

CORPORATE BONDS & NOTES 0.4%

DnB NOR Boligkreditt
4.125% due 02/01/2013	EUR	100	150

Total Norway (Cost $142)			150

RUSSIA 0.3%

CORPORATE BONDS & NOTES 0.3%

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$100	120

Total Russia (Cost $115)			120

SPAIN 1.4%

SOVEREIGN ISSUES 1.4%

Instituto de Credito Oficial
3.276% due 03/25/2014	EUR	400	577

Total Spain (Cost $567)			577

SWEDEN 0.7%

CORPORATE BONDS & NOTES 0.7%

Stadshypotek AB
0.796% due 09/30/2013		$300	300

Total Sweden (Cost $300)			300

UNITED KINGDOM 15.6%

CORPORATE BONDS & NOTES 5.3%

Abbey National Treasury Services PLC
3.125% due 06/30/2014	EUR	300	433
3.625% due 10/05/2017		200	282

BP Capital Markets PLC
3.125% due 10/01/2015		$100	103
3.830% due 10/06/2017	EUR	100	146

LBG Capital No.1 PLC
11.040% due 03/19/2020	GBP	100	173

Lloyds TSB Bank PLC
12.000% due 12/29/2049		$400	435

Nationwide Building Society
2.875% due 09/14/2015	EUR	100	141
4.125% due 02/27/2012		100	147
4.625% due 09/13/2012		100	149
5.500% due 07/18/2012		$200	209

			2,218

MORTGAGE-BACKED SECURITIES 5.7%

Eurosail PLC
0.984% due 03/13/2045	GBP	200	277
1.624% due 03/13/2045	EUR	100	126

Granite Master Issuer PLC
0.326% due 12/20/2054		$149	130
0.356% due 12/20/2054		100	83
1.441% due 12/17/2054	EUR	100	120

Granite Mortgages PLC
1.145% due 06/20/2044	GBP	91	140

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Great Hall Mortgages PLC
0.376% due 06/18/2039		$71	$59

Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	100	146
2.727% due 10/15/2054		200	291

Kensington Mortgage Securities PLC
1.639% due 06/14/2040		90	114

Mansard Mortgages PLC
1.474% due 12/15/2049	GBP	78	109

Newgate Funding PLC
1.824% due 12/15/2050		200	254

RMAC Securities PLC
0.994% due 06/12/2044		200	270
1.614% due 06/12/2044	EUR	200	245

			2,364

SOVEREIGN ISSUES 4.6%

United Kingdom Gilt
3.750% due 09/07/2019	GBP	50	84
4.000% due 09/07/2016		100	175
4.250% due 12/07/2027		200	327
4.250% due 06/07/2032		200	322
4.250% due 03/07/2036		170	272
4.750% due 12/07/2030		300	517
6.000% due 12/07/2028		100	198

			1,895

Total United Kingdom (Cost $6,148)			6,477

UNITED STATES 28.3%

ASSET-BACKED SECURITIES 1.0%

HSBC Home Equity Loan Trust
0.336% due 03/20/2036		$67	62

Panhandle-Plains Higher Education Authority, Inc.
1.434% due 10/01/2035		93	94

SLM Student Loan Trust
1.731% due 12/15/2023	EUR	184	253

			409

CORPORATE BONDS & NOTES 7.5%

Ally Financial, Inc.
3.646% due 06/20/2014		$200	196
6.875% due 08/28/2012		200	208

American International Group, Inc.
0.386% due 10/18/2011		100	100
5.750% due 03/15/2067	GBP	100	136

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	200	294

Bank of America Corp.
4.000% due 03/28/2018		100	135

CIT Group, Inc.
5.250% due 04/01/2014		$100	100

Citigroup, Inc.
6.000% due 12/13/2013		100	109

Embarq Corp.
7.082% due 06/01/2016		100	111

International Lease Finance Corp.
5.875% due 05/01/2013		100	103
6.375% due 03/25/2013		100	104
6.500% due 09/01/2014		100	106
6.750% due 09/01/2016		100	107

JC Penney Corp., Inc.
7.950% due 04/01/2017		100	113

JPMorgan Chase & Co.
6.300% due 04/23/2019		200	226

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch & Co., Inc.
2.019% due 09/14/2018	EUR	200	$248
2.276% due 09/27/2012		100	142
4.875% due 05/30/2014		100	150

Morgan Stanley
1.874% due 01/24/2014		$200	202

WM Covered Bond Program
4.000% due 11/26/2016	EUR	100	147
4.375% due 05/19/2014		50	74

			3,111

MORTGAGE-BACKED SECURITIES 7.3%

Banc of America Large Loan, Inc.
1.937% due 11/15/2015		$98	91

Citigroup Mortgage Loan Trust, Inc.
2.450% due 08/25/2035		40	35

Commercial Mortgage Pass-Through Certificates
2.608% due 07/10/2046 (a)		2,284	190
2.641% due 07/10/2046 (a)		1,686	184
3.156% due 07/10/2046		198	199

Credit Suisse Mortgage Capital Certificates
0.257% due 02/15/2022		83	80
5.947% due 12/18/2049		200	222

DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)		200	4
1.573% due 11/10/2046 (a)		498	32

First Horizon Asset Securities, Inc.
5.775% due 05/25/2037		90	62

GS Mortgage Securities Corp. II
1.142% due 03/06/2020		320	316
4.592% due 08/10/2043		200	201

Harborview Mortgage Loan Trust
0.466% due 02/19/2036		555	329

Indymac Index Mortgage Loan Trust
0.426% due 07/25/2035		48	30

JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043		200	194

JPMorgan Mortgage Trust
5.317% due 02/25/2036		57	50

Mellon Residential Funding Corp.
0.617% due 08/15/2032		172	161

Merrill Lynch Countrywide Commercial Mortgage Trust
6.164% due 08/12/2049		100	109

Merrill Lynch Mortgage Investors, Inc.
2.622% due 02/25/2035		38	36

RBSCF Trust
6.213% due 12/16/2049		100	109

Structured Asset Securities Corp.
2.756% due 10/25/2035		214	173

Thornburg Mortgage Securities Trust
0.314% due 07/25/2036		44	43

Wachovia Bank Commercial Mortgage Trust
5.416% due 01/15/2045		100	109

Wells Fargo Mortgage-Backed Securities Trust
2.814% due 10/25/2035		89	80

			3,039

MUNICIPAL BONDS & NOTES 2.1%

California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		100	111
7.550% due 04/01/2039		100	115

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057		$100	$94

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014		100	104

Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040		100	107

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040		100	121

New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041		100	100

University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048		100	105

			857

U.S. GOVERNMENT AGENCIES 9.9%

Fannie Mae
0.616% due 11/25/2040		186	186
0.636% due 11/25/2040		188	188
4.000% due 11/01/2040 - 05/01/2041		2,000	2,002
4.500% due 01/25/2017		15	15

Freddie Mac
0.787% due 12/15/2037		110	111

NCUA Guaranteed Notes
0.560% due 11/06/2017		972	972
0.750% due 12/08/2020		191	192

Small Business Administration
5.980% due 05/01/2022		210	229

Tennessee Valley Authority
6.250% due 12/15/2017		200	242

			4,137

U.S. TREASURY OBLIGATIONS 0.5%

U.S. Treasury Notes
0.625% due 01/31/2013 (e)		200	201

Total United States (Cost $11,447)			11,754

SHORT-TERM INSTRUMENTS 14.1%

CERTIFICATES OF DEPOSIT 1.3%

Banco Do Brasil S.A.
0.000% due 02/15/2012		$300	302

Itau Unibanco S.A.
1.350% due 07/19/2011		250	250

			552

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 07/01/2011		129	129

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $135. Repurchase proceeds are $129.)

ITALY TREASURY BILLS 2.8%
1.668% due 11/30/2011	EUR	800	1,152

JAPAN TREASURY BILLS 2.7%
0.097% due 09/20/2011 - 09/26/2011 (b)	JPY	90,000	1,118

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 7.0%
292,060	$2,926

Total Short-Term Instruments (Cost $5,838)	5,877

PURCHASED OPTIONS (g) 0.0%
(Cost $0)	0

Total Investments 100.6% (Cost $40,595)	$41,866

Written Options (h) (0.1%) (Premiums $79)	(53)

Other Assets and Liabilities (Net) (0.5%)	(221)

Net Assets 100.0%	$41,592

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Affiliated to the Portfolio.
(d)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $865 at a weighted average interest rate of 0.500%. On June 30, 2011, there were no open reverse repurchase agreements.
(e)	Securities with an aggregate market value of $201 and cash of $28 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Canada Government 10-Year Bond September Futures	Long	09/2011	8	$2
Euro-Bobl September Futures	Long	09/2011	22	(2)
Euro-Bobl September Futures Put Options Strike @ EUR 109.500	Long	09/2011	8	0
Euro-Bund 10-Year Bond September Futures	Long	09/2011	45	1
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 111.500	Long	09/2011	38	0
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 114.000	Long	09/2011	4	0
U.S. Treasury 10-Year Note September Futures	Short	09/2011	1	(1)
United Kingdom Government 10-Year Gilt September Futures	Long	09/2011	4	1

				$1

(f)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.629%	$	100	$3	$(2)	$5
International Lease Finance Corp.	GSC	(5.000%	)	06/20/2013	2.660%		100	(4)	(4)	0
JC Penney Corp., Inc.	DUB	(1.000%	)	06/20/2017	2.214%		100	6	6	0

								$5	$0	$5

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	03/20/2016	0.507%	$	200	$4	$4	$0
Australia Government Bond	GSC	1.000%	09/20/2015	0.462%		100	2	2	0
Australia Government Bond	RBS	1.000%	03/20/2016	0.507%		300	7	7	0
BP Capital Markets America, Inc.	MSC	1.000%	12/20/2015	0.748%		100	1	(2)	3
Brazil Government International Bond	BCLY	1.000%	12/20/2011	0.322%		100	0	0	0
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.322%		200	1	1	0
California State General Obligation Bonds, Series 2003	CITI	2.950%	12/20/2020	1.645%		100	9	0	9
California State General Obligation Bonds, Series 2003	DUB	2.650%	03/20/2021	1.651%		100	7	0	7
California State General Obligation Bonds, Series 2003	MSC	1.350%	06/20/2016	1.376%		100	0	0	0
California State General Obligation Bonds, Series 2003	MSC	2.900%	12/20/2020	1.645%		100	9	0	9
California State General Obligation Bonds, Series 2003	MSC	2.150%	03/20/2021	1.651%		100	4	0	4
China Government International Bond	CITI	1.000%	03/20/2016	0.783%		300	3	3	0

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)			Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond	UBS	1.000%	12/20/2015	0.749%	$		200	$1	$4	$(3)
Connecticut State General Obligation Notes, Series 2007	MSC	1.630%	03/20/2021	1.258%			100	3	0	3
France Government Bond	DUB	0.250%	12/20/2015	0.700%			600	(12)	(15)	3
France Government Bond	GSC	0.250%	12/20/2015	0.700%			200	(4)	(5)	1
France Government Bond	UBS	0.250%	12/20/2015	0.700%			100	(2)	(2)	0
General Electric Capital Corp.	BOA	1.000%	12/20/2012	0.519%			200	2	(1)	3
Japan Government International Bond	UBS	1.000%	03/20/2016	0.832%			200	2	(1)	3
Mexico Government International Bond	BCLY	1.000%	12/20/2011	0.346%			300	1	1	0
Russia Government International Bond	MLP	1.000%	12/20/2011	0.423%			100	0	0	0
Russia Government International Bond	MSC	1.000%	12/20/2011	0.423%			200	1	1	0
South Korea Government Bond	CITI	1.000%	12/20/2015	0.902%			100	0	1	(1)
South Korea Government Bond	JPM	1.000%	03/20/2016	0.939%			100	1	0	1
U.S. Treasury Notes	RBS	0.250%	06/20/2016	0.499%		EUR	300	(5)	(5)	0
U.S. Treasury Notes	UBS	0.250%	06/20/2016	0.499%			100	(2)	(2)	0
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.478%	$		200	5	2	3
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.478%			500	11	4	7
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.534%			300	7	7	0

								$56	$4	$52

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-15 5-Year Index	MSC	(1.000%	)	12/20/2015	$	100	$(1)	$(1)	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
MCDX-15 5-Year Index	BOA	1.000%	12/20/2015	$	200	$(2)	$(8)	$6
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		100	(1)	(2)	1
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015		100	(1)	(3)	2
MCDX-15 10-Year Index	CITI	1.000%	12/20/2020		100	(3)	(5)	2
MCDX-16 5-Year Index	GSC	1.000%	06/20/2016		200	(3)	(5)	2

						$(10)	$(23)	$13

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	300	$(1)	$0	$(1)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		500	(2)	0	(2)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	CSFB		2,000	(5)	0	(5)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		2,200	(2)	2	(4)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		1,100	11	12	(1)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	300	8	1	7
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BCLY	$	500	(11)	19	(30)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BNP		1,400	(31)	14	(45)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		200	(4)	3	(7)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CSFB		900	(19)	13	(32)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HSBC		900	(20)	17	(37)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		800	(27)	9	(36)

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Interest Rate Swaps (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS	$	100	$(4)	$3	$(7)
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2016	DUB	EUR	300	2	2	0
Receive	6-Month GBP-LIBOR	2.500%	09/21/2013	GSC	GBP	1,600	(46)	(10)	(36)
Pay	6-Month GBP-LIBOR	3.500%	09/21/2018	CITI		600	21	13	8
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	CSFB	JPY	270,000	84	73	11
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RBS		80,000	25	22	3
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		20,000	11	(1)	12
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		50,000	27	(2)	29
Pay	28-Day MXN TIIE	6.590%	12/08/2015	HSBC	MXN	1,700	2	1	1
Pay	28-Day MXN TIIE	6.590%	12/08/2015	MSC		2,600	2	(3)	5
Pay	28-Day MXN TIIE	6.750%	06/08/2016	BCLY		900	1	0	1
Pay	28-Day MXN TIIE	6.750%	06/08/2016	HSBC		700	0	0	0
Pay	28-Day MXN TIIE	6.750%	06/08/2016	MSC		10,600	12	8	4
Pay	28-Day MXN TIIE	6.960%	07/27/2020	BCLY		500	(1)	(1)	0
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HSBC		900	(1)	(4)	3
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HSBC		2,400	3	0	3
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MSC		1,000	2	1	1

							$37	$192	$(155)

(g)	Purchased options outstanding on June 30, 2011:

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC Fannie Mae 4.000% due 09/01/2041	$	83.500	09/06/2011	$	1,000	$0	$0

(h)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	10	$4	$(8)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	10	6	(1)

				$10	$(9)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	1,400	$12	$(8)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		200	1	(1)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,500	20	(13)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		200	2	(1)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		600	6	(3)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		300	3	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		300	3	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		300	3	(1)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		300	3	(1)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		300	3	(1)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		300	3	(1)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		100	1	0

								$60	$(32)

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$	200	$1	$(1)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		200	1	(1)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011		600	7	(10)

						$9	$(12)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premium
Balance at 12/31/2010	24	$14,900	AUD	300	EUR	2,600	$121
Sales	64	500		200		2,939	66
Closing Buys	(63)	(6,900)		0		(2,400)	(60)
Expirations	(5)	(700)		(500)		(3,139)	(48)
Exercised	0	0		0		0	0

Balance at 06/30/2011	20	$7,800	AUD	0	EUR	0	$79

(i)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	380	07/2011	BOA	$10	$0	$10
Buy		22	07/2011	MSC	0	0	0
Buy	BRL	16	08/2011	BCLY	0	0	0
Sell		16	08/2011	UBS	0	0	0
Sell		16	09/2011	BCLY	0	0	0
Buy	CAD	46	09/2011	BNP	1	0	1
Sell		498	09/2011	DUB	0	(10)	(10)
Buy		158	09/2011	RBC	4	0	4
Sell		203	09/2011	RBC	0	(4)	(4)
Buy	CNY	332	09/2011	BOA	1	0	1
Buy		325	09/2011	CITI	1	0	1
Sell		1,000	09/2011	DUB	0	0	0
Buy		937	09/2011	HSBC	4	0	4
Buy		1,944	09/2011	JPM	9	0	9
Buy		200	11/2011	JPM	0	0	0
Buy		2,352	02/2013	JPM	0	(3)	(3)
Buy		1,000	08/2013	DUB	0	0	0
Buy		256	04/2014	BCLY	0	(1)	(1)
Buy		359	04/2014	CITI	0	(1)	(1)
Buy		91	04/2014	GSC	0	0	0
Buy		164	04/2014	HSBC	0	(1)	(1)
Buy		158	04/2014	JPM	0	0	0
Buy		153	04/2014	RBS	0	0	0
Buy		341	04/2014	UBS	0	(1)	(1)
Buy		430	09/2015	BCLY	0	0	0
Buy		123	09/2015	BOA	0	0	0
Buy		1,656	09/2015	CITI	0	(1)	(1)
Buy		123	09/2015	MSC	0	0	0
Buy	DKK	1,909	08/2011	CITI	0	(8)	(8)
Buy	EUR	1,446	07/2011	BCLY	5	(15)	(10)
Sell		987	07/2011	BCLY	3	(8)	(5)
Buy		702	07/2011	BNP	0	(1)	(1)
Sell		1,743	07/2011	BNP	0	(42)	(42)
Buy		43	07/2011	BOA	2	0	2
Buy		1,545	07/2011	CITI	21	(8)	13
Sell		522	07/2011	CITI	5	(3)	2
Sell		409	07/2011	CSFB	0	(5)	(5)
Buy		525	07/2011	DUB	9	0	9
Sell		79	07/2011	DUB	1	0	1
Buy		107	07/2011	HSBC	2	0	2
Sell		122	07/2011	HSBC	1	0	1
Buy		322	07/2011	JPM	9	0	9
Sell		497	07/2011	JPM	8	(2)	6
Buy		1,195	07/2011	RBC	17	0	17
Sell		57	07/2011	RBC	0	(1)	(1)
Buy		416	07/2011	RBS	1	(9)	(8)
Sell		710	07/2011	RBS	0	(11)	(11)
Sell		772	11/2011	BCLY	0	(17)	(17)
Buy	GBP	121	09/2011	RBS	0	(1)	(1)
Sell		149	09/2011	RBS	0	(1)	(1)
Buy		192	09/2011	UBS	0	(7)	(7)
Buy	IDR	61,670	07/2011	CITI	1	0	1
Sell		1,318,500	07/2011	CITI	0	(4)	(4)
Buy		128,230	07/2011	HSBC	1	0	1
Sell		125,830	07/2011	HSBC	0	0	0
Buy		1,657,690	07/2011	JPM	13	0	13
Sell		403,260	07/2011	JPM	0	0	0
Buy		662,400	01/2012	BOA	2	0	2
Buy		125,830	07/2012	HSBC	0	0	0
Buy	INR	8,170	08/2011	BCLY	8	0	8

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	INR	11,395	08/2011	BCLY	$0	$(2)	$(2)
Buy		10,653	08/2011	CITI	11	0	11
Buy		1,100	08/2011	DUB	1	0	1
Sell		3,267	08/2011	JPM	0	(1)	(1)
Sell		2,843	08/2011	MSC	0	0	0
Buy	JPY	1,551,019	07/2011	BNP	2	(94)	(92)
Sell		50,000	09/2011	CITI	1	0	1
Sell		40,000	09/2011	RBS	2	0	2
Buy	KRW	212,245	08/2011	BCLY	11	0	11
Buy		223,199	08/2011	JPM	5	0	5
Sell		368,061	08/2011	JPM	0	(4)	(4)
Buy		94,009	08/2011	MSC	1	0	1
Sell		146,911	08/2011	MSC	0	(2)	(2)
Buy	MXN	434	07/2011	CITI	0	0	0
Sell		1,070	07/2011	CITI	0	(3)	(3)
Buy		7,979	07/2011	HSBC	28	(2)	26
Sell		2,494	07/2011	HSBC	0	(6)	(6)
Buy		721	07/2011	MSC	0	(1)	(1)
Sell		6,312	07/2011	MSC	5	(3)	2
Buy		742	07/2011	UBS	2	0	2
Buy		516	11/2011	BCLY	0	(1)	(1)
Sell		642	11/2011	CITI	0	0	0
Buy		4,995	11/2011	HSBC	3	(1)	2
Sell		3,632	11/2011	HSBC	2	(1)	1
Buy		5,613	11/2011	MSC	0	(5)	(5)
Sell		5,161	11/2011	MSC	3	0	3
Sell		1,376	11/2011	UBS	1	0	1
Buy	MYR	201	08/2011	CITI	1	0	1
Sell		0	08/2011	CITI	0	0	0
Buy	NOK	438	08/2011	BOA	2	0	2
Sell		1,145	08/2011	CITI	1	0	1
Sell		1,882	08/2011	HSBC	1	0	1
Buy		2,405	08/2011	MSC	0	(9)	(9)
Sell	NZD	1,481	07/2011	DUB	0	(36)	(36)
Buy	SEK	1,791	08/2011	CITI	0	(12)	(12)
Sell	SGD	7	09/2011	HSBC	0	0	0
Buy		50	09/2011	RBS	2	0	2
Buy	TWD	3,507	01/2012	BCLY	1	0	1
Sell		1,828	01/2012	BCLY	0	0	0

					$225	$(348)	$(123)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$104	$0	$104
Canada
Corporate Bonds & Notes	0	613	0	613
Mortgage-Backed Securities	0	10	0	10
Sovereign Issues	0	1,710	0	1,710
Cayman Islands
Asset-Backed Securities	0	191	0	191
France
Corporate Bonds & Notes	0	2,245	0	2,245
Sovereign Issues	0	2,115	0	2,115
Germany
Corporate Bonds & Notes	0	392	0	392
Sovereign Issues	0	4,634	0	4,634
Ireland
Corporate Bonds & Notes	0	149	0	149
Italy
Sovereign Issues	0	142	0	142
Netherlands
Asset-Backed Securities	0	117	0	117
Corporate Bonds & Notes	0	987	0	987
Sovereign Issues	0	2,009	0	2,009
New Zealand
Sovereign Issues	0	1,193	0	1,193

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Norway
Corporate Bonds & Notes	$0	$150	$0	$150
Russia
Corporate Bonds & Notes	0	120	0	120
Spain
Sovereign Issues	0	577	0	577
Sweden
Corporate Bonds & Notes	0	300	0	300
United Kingdom
Corporate Bonds & Notes	0	2,218	0	2,218
Mortgage-Backed Securities	0	2,364	0	2,364
Sovereign Issues	0	1,895	0	1,895
United States
Asset-Backed Securities	0	409	0	409
Corporate Bonds & Notes	0	3,111	0	3,111
Mortgage-Backed Securities	0	3,039	0	3,039
Municipal Bonds & Notes	0	857	0	857
U.S. Government Agencies	0	2,973	1,164	4,137
U.S. Treasury Obligations	0	201	0	201
Short-Term Instruments
Certificates of Deposit	0	552	0	552
Repurchase Agreements	0	129	0	129
Italy Treasury Bills	0	1,152	0	1,152
Japan Treasury Bills	0	1,118	0	1,118
PIMCO Short-Term Floating NAV Portfolio	2,926	0	0	2,926

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Purchased Options
Interest Rate Contracts	$0	$0	$0	$0
	$2,926	$37,776	$1,164	$41,866

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	74	0	74
Foreign Exchange Contracts	0	225	0	225
Interest Rate Contracts	4	88	0	92
	$4	$387	$0	$391

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(4)	$0	$(4)
Foreign Exchange Contracts	0	(348)	0	(348)
Interest Rate Contracts	(3)	(284)	(12)	(299)
	$(3)	$(636)	$(12)	$(651)

Totals	$2,927	$37,527	$1,152	$41,606

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Cayman Islands
Asset-Backed Securities	$185	$0	$0	$1	$0	$5	$0	$(191)	$0	$0
United States
Mortgage-Backed Securities	427	(2)	(20)	(1)	0	7	0	(411)	0	0
U.S. Government Agencies	1,279	0	(118)	0	0	3	0	0	1,164	2

	$1,891	$(2)	$(138)	$0	$0	$15	$0	$(602)	$1,164	$2

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(13)	$0	$0	$0	$0	$1	$0	$0	$(12)	$1

Totals	$1,878	$(2)	$(138)	$0	$0	$16	$0	$(602)	$1,152	$3

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable(2)	$0	$0	$0	$0	$1	$1
Unrealized appreciation on foreign currency contracts	0	0	0	225	0	225
Unrealized appreciation on swap agreements	0	74	0	0	88	162

	$0	$74	$0	$225	$89	$388

Liabilities:
Written options outstanding	$0	$0	$0	$0	$53	$53
Variation margin payable(2)	0	0	0	0	115	115
Unrealized depreciation on foreign currency contracts	0	0	0	348	0	348
Unrealized depreciation on swap agreements	0	4	0	0	243	247

	$0	$4	$0	$348	$411	$763

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$40	$0	$45	$6	$91
Net realized gain on foreign currency transactions	0	0	0	625	0	625

	$0	$40	$0	$670	$6	$716

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$66	$0	$(3)	$(133)	$(70)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(720)	0	(720)

	$0	$66	$0	$(723)	$(133)	$(790)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1 as reported in the Notes to Schedule of Investments.

(l)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$(27)	$0	$(27)
BNP	(165)	0	(165)
BOA	17	0	17
CITI	5	0	5
CSFB	66	0	66
DUB	(9)	(10)	(19)
GSC	(58)	0	(58)
HSBC	13	0	13
JPM	39	0	39
MLP	0	0	0
MSC	12	0	12
RBC	16	0	16
RBS	(6)	0	(6)
UBS	17	(20)	(3)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	June 30, 2011	19

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3).

20	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

Semiannual Report	June 30, 2011	21

Notes to Financial Statements (Cont.)

4.  SECURITIES AND OTHER INVESTMENTS

(a) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(b) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(c) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

Options on Securities  The Portfolio may enter into options on securities (“Equity Option”). An Equity Option uses a specified equity security as the underlying for the option contract. The Portfolio may write or purchase options for income purposes or to hedge an existing position or future investment.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A short straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The short straddle profits when the underlying security price has little volatility before the expiration date. A long straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The long straddle profits when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

Semiannual Report	June 30, 2011	25

Notes to Financial Statements (Cont.)

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and

Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, distribution fees (with respect to Advisor Class only), Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2011, the remaining recoverable amount to PIMCO was $16,532.

8. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2011, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$0	$305

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)		Market Value 06/30/2011	Dividend Income
$2,023	$20,103	$(19,200)	$1		$(1)	$2,926	$3

9. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$7,559	$5,318	$18,495	$20,162

26	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

11. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	292	$3,434	1,392	$15,323
Advisor Class	946	11,035	2,153	23,654

Issued as reinvestment of distributions
Administrative Class	6	72	20	220
Advisor Class	23	270	45	496

Cost of shares redeemed
Administrative Class	(480)	(5,513)	(1,129)	(12,709)
Advisor Class	(575)	(6,685)	(839)	(9,559)
Net increase resulting from Portfolio share transactions	212	$2,613	1,642	$17,425

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Administrative Class	5	91
Advisor Class	3	99

12. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$1,366	$ (95)	$1,271

14. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2011	27

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	NOK	Norwegian Krone
BRL	Brazilian Real	INR	Indian Rupee	NZD	New Zealand Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi	KRW	South Korean Won	SGD	Singapore Dollar
DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD	United States Dollar
GBP	British Pound

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	MCDX	Municipal Bond Credit Derivative Index

Other Abbreviations:
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	NCUA	National Credit Union Administration
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDO	Collateralized Debt Obligation

28	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS17_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Foreign Bond Portfolio (Unhedged)

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Foreign Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

United States	28.1%
United Kingdom	15.5%
Short-Term Instruments	14.0%
Germany	12.0%
France	10.4%
Netherlands	7.4%
Canada	5.6%
Other	7.0%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	Class Inception (03/31/2009)
PIMCO Foreign Bond Portfolio (Unhedged) Advisor Class	5.67%	14.93%	10.99%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD±	5.63%	14.14%	9.84%

All Portfolio returns are net of fees and expenses

* Cumulative return

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.01% for Advisor Class shares.

± JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,056.72	$1,019.84
Expenses Paid During Period†	$5.10	$5.01
Net Annualized Expense Ratio	1.00%	1.00%

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	Exposure to high-quality financial corporate bonds and U.S. municipal bonds contributed to performance as spreads on these sectors narrowed early in the reporting period.

»

An overweight exposure to a basket of emerging market Asian and commodity-linked currencies contributed to performance as the Chinese renminbi, Korean won, Australian dollar, and Canadian dollar appreciated relative to the U.S. dollar.

»	An underweight exposure to the Japanese yen contributed to performance as the currency depreciated relative to the U.S. dollar

»	Exposure to Agency mortgage-backed securities contributed to performance as spreads on these securities narrowed over U.S. Treasuries early in the reporting period.

»

A duration (or sensitivity to changes in market interest rates) overweight in core-Europe (short-end German bunds) detracted from performance as short-end government yields rose. These losses more than offset gains from a duration underweight to peripheral sovereigns in which ten-year government spreads widened relative to core countries.

»

An overweight to U.K. duration detracted from performance as ten-year government rates rose in January 2011 and February 2011; an underweight to U.K. duration later in the reporting also detracted from performance as ten-year government rates fell in April 2011.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Foreign Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	03/31/2009-12/31/2009

Advisor Class
Net asset value beginning of year or period	$11.40		$10.64	$10.01
Net investment income (a)	0.11		0.14	0.12
Net realized/unrealized gain on investments	0.53		0.85	0.83
Total income from investment operations	0.64		0.99	0.95
Dividends from net investment income	(0.10)		(0.14)	(0.15)
Distributions from net realized capital gains	0.00		(0.09)	(0.17)
Total distributions	(0.10)		(0.23)	(0.32)
Net asset value end of year or period	$11.94		$11.40	$10.64
Total return	5.67%		9.36%	9.41%
Net assets end of year or period (000s)	$33,346		$27,373	$11,076
Ratio of expenses to average net assets	1.00	%*	1.01%	1.00%*
Ratio of expenses to average net assets excluding interest expense	1.00	%*	1.00%	1.00%*
Ratio of net investment income to average net assets	1.85	%*	1.27%	1.52%*
Portfolio turnover rate	68	%**	304%**	683%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$38,811
Investments in Affiliates, at value	2,926
Repurchase agreements, at value	129
Deposits with counterparty	28
Foreign currency, at value	342
Receivable for investments sold	2
Receivable for Portfolio shares sold	3
Interest and dividends receivable	452
Dividends receivable from Affiliates	1
Variation margin receivable	1
Swap premiums paid	257
Unrealized appreciation on foreign currency contracts	225
Unrealized appreciation on swap agreements	162
43,339

Liabilities:
Payable for investments purchased	$612
Payable for investments in Affiliates purchased	1
Payable for Portfolio shares redeemed	214
Written options outstanding	53
Deposits from counterparty	30
Accrued related party fees	42
Variation margin payable	115
Swap premiums received	85
Unrealized depreciation on foreign currency contracts	348
Unrealized depreciation on swap agreements	247
1,747

Net Assets	$41,592

Net Assets Consist of:
Paid in capital	$37,266
Undistributed net investment income	1,678
Accumulated undistributed net realized gain	1,548
Net unrealized appreciation	1,100
$41,592

Net Assets:
Administrative Class	$8,246
Advisor Class	33,346

Shares Issued and Outstanding:
Administrative Class	691
Advisor Class	2,793

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$11.94
Advisor Class	11.94

Cost of Investments	$37,540
Cost of Investments in Affiliates	$2,926
Cost of Repurchase Agreements	$129
Cost of Foreign Currency Held	$341
Premiums Received on Written Options	$79

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$536
Dividends from Affiliate investments	3
Total Income	539

Expenses:
Investment advisory fees	47
Supervisory and administrative fees	94
Servicing fees – Administrative Class	6
Distribution and/or servicing fees – Advisor Class	37
Interest expense	1
Total Expenses	185

Net Investment Income	354

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	577
Net realized gain on futures contracts, written options and swaps	91
Net realized gain on foreign currency transactions	829
Net change in unrealized appreciation on investments	929
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(70)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(714)
Net Gain	1,642

Net Increase in Net Assets Resulting from Operations	$1,996

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Foreign Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$354	$418
Net realized gain	1,497	1518
Net realized gain on Affiliate investments	0	2
Net change in unrealized appreciation	145	1329
Net increase resulting from operations	1,996	3267

Distributions to Shareholders:
From net investment income
Administrative Class	(75)	(144)
Advisor Class	(271)	(272)
From net realized capital gains
Administrative Class	0	(76)
Advisor Class	0	(224)

Total Distributions	(346)	(716)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	2,613	17,425

Total Increase in Net Assets	4,263	19,976

Net Assets:
Beginning of period	37,329	17,353
End of period*	$41,592	$37,329

*Including undistributed net investment income of:	$1,678	$1,670

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged)

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.2%

CORPORATE BONDS & NOTES 0.2%

Westpac Banking Corp.
2.700% due 12/09/2014		$100	$104

Total Australia (Cost $100)			104

CANADA 5.6%

CORPORATE BONDS & NOTES 1.5%

Bank of Montreal
2.850% due 06/09/2015		$300	311

Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		300	302

			613

MORTGAGE-BACKED SECURITIES 0.0%

Column Canada Issuer Corp.
5.147% due 05/12/2034	CAD	3	3

Merrill Lynch Financial Assets, Inc.
4.501% due 06/12/2035		7	7

			10

SOVEREIGN ISSUES 4.1%

Canada Government Bond
1.500% due 12/01/2012		400	415
1.750% due 03/01/2013		1,100	1,145

Province of Ontario Canada
4.000% due 12/03/2019	EUR	100	150

			1,710

Total Canada (Cost $2,302)			2,333

CAYMAN ISLANDS 0.4%

ASSET-BACKED SECURITIES 0.4%

Landmark CDO Ltd.
0.554% due 06/01/2017		$197	191

Total Cayman Islands (Cost $187)			191

FRANCE 10.5%

CORPORATE BONDS & NOTES 5.4%

BNP Paribas Home Loan Covered Bonds S.A.
3.000% due 07/23/2013	EUR	100	147
4.750% due 05/28/2013		100	151

Cie de Financement Foncier
2.000% due 02/17/2012		100	145
2.500% due 09/16/2015		$200	198
4.500% due 01/09/2013	EUR	100	150

Credit Agricole Home Loan SFH
1.024% due 07/21/2014		$200	200

Dexia Credit Local S.A.
0.753% due 04/29/2014		600	598
2.750% due 01/10/2014		200	204
2.750% due 04/29/2014		300	304

General Electric Societe de Credit Foncier
3.750% due 07/22/2014	EUR	100	148

			2,245

SOVEREIGN ISSUES 5.1%

France Government Bond
3.500% due 04/25/2020		400	589
3.750% due 04/25/2017		600	912
4.000% due 04/25/2018		400	614

			2,115

Total France (Cost $4,188)			4,360

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 12.0%

CORPORATE BONDS & NOTES 0.9%

IKB Deutsche Industriebank AG
2.125% due 09/10/2012	EUR	100	$145

Kreditanstalt fuer Wiederaufbau
4.125% due 07/04/2017		160	247

			392

SOVEREIGN ISSUES 11.1%

FMS Wertmanagement
1.338% due 01/20/2014		200	292

Republic of Germany Government Bond
3.500% due 07/04/2019		300	457
4.750% due 07/04/2028		300	494
5.625% due 01/04/2028		900	1,625
6.500% due 07/04/2027		900	1,766

			4,634

Total Germany (Cost $4,922)			5,026

IRELAND 0.4%

CORPORATE BONDS & NOTES 0.4%

German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	100	149

Total Ireland (Cost $149)			149

ITALY 0.3%

SOVEREIGN ISSUES 0.3%

Italy Buoni Poliennali Del Tesoro
2.000% due 06/01/2013	EUR	100	142

Total Italy (Cost $138)			142

NETHERLANDS 7.5%

ASSET-BACKED SECURITIES 0.3%

Globaldrive BV
3.000% due 07/20/2015	EUR	42	62
4.000% due 10/20/2016		38	55

			117

CORPORATE BONDS & NOTES 2.4%

ABN AMRO Bank NV
3.250% due 01/18/2013		100	147

Achmea Hypotheekbank NV
0.623% due 11/03/2014		$100	100
3.200% due 11/03/2014		200	210

ING Bank NV
2.250% due 08/31/2015	EUR	200	280

NIBC Bank NV
0.633% due 12/02/2014		$100	100
3.500% due 04/07/2014	EUR	100	150

			987

SOVEREIGN ISSUES 4.8%

Netherlands Government Bond
4.000% due 07/15/2016		700	1,082
4.000% due 07/15/2018		200	309
4.000% due 07/15/2019		400	618

			2,009

Total Netherlands (Cost $2,963)			3,113

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW ZEALAND 2.9%

SOVEREIGN ISSUES 2.9%

New Zealand Government Bond
5.000% due 03/15/2019	NZD	900	$750
6.000% due 05/15/2021		500	443

Total New Zealand (Cost $1,089)			1,193

NORWAY 0.4%

CORPORATE BONDS & NOTES 0.4%

DnB NOR Boligkreditt
4.125% due 02/01/2013	EUR	100	150

Total Norway (Cost $142)			150

RUSSIA 0.3%

CORPORATE BONDS & NOTES 0.3%

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$100	120

Total Russia (Cost $115)			120

SPAIN 1.4%

SOVEREIGN ISSUES 1.4%

Instituto de Credito Oficial
3.276% due 03/25/2014	EUR	400	577

Total Spain (Cost $567)			577

SWEDEN 0.7%

CORPORATE BONDS & NOTES 0.7%

Stadshypotek AB
0.796% due 09/30/2013		$300	300

Total Sweden (Cost $300)			300

UNITED KINGDOM 15.6%

CORPORATE BONDS & NOTES 5.3%

Abbey National Treasury Services PLC
3.125% due 06/30/2014	EUR	300	433
3.625% due 10/05/2017		200	282

BP Capital Markets PLC
3.125% due 10/01/2015		$100	103
3.830% due 10/06/2017	EUR	100	146

LBG Capital No.1 PLC
11.040% due 03/19/2020	GBP	100	173

Lloyds TSB Bank PLC
12.000% due 12/29/2049		$400	435

Nationwide Building Society
2.875% due 09/14/2015	EUR	100	141
4.125% due 02/27/2012		100	147
4.625% due 09/13/2012		100	149
5.500% due 07/18/2012		$200	209

			2,218

MORTGAGE-BACKED SECURITIES 5.7%

Eurosail PLC
0.984% due 03/13/2045	GBP	200	277
1.624% due 03/13/2045	EUR	100	126

Granite Master Issuer PLC
0.326% due 12/20/2054		$149	130
0.356% due 12/20/2054		100	83
1.441% due 12/17/2054	EUR	100	120

Granite Mortgages PLC
1.145% due 06/20/2044	GBP	91	140

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Great Hall Mortgages PLC
0.376% due 06/18/2039		$71	$59

Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	100	146
2.727% due 10/15/2054		200	291

Kensington Mortgage Securities PLC
1.639% due 06/14/2040		90	114

Mansard Mortgages PLC
1.474% due 12/15/2049	GBP	78	109

Newgate Funding PLC
1.824% due 12/15/2050		200	254

RMAC Securities PLC
0.994% due 06/12/2044		200	270
1.614% due 06/12/2044	EUR	200	245

			2,364

SOVEREIGN ISSUES 4.6%

United Kingdom Gilt
3.750% due 09/07/2019	GBP	50	84
4.000% due 09/07/2016		100	175
4.250% due 12/07/2027		200	327
4.250% due 06/07/2032		200	322
4.250% due 03/07/2036		170	272
4.750% due 12/07/2030		300	517
6.000% due 12/07/2028		100	198

			1,895

Total United Kingdom (Cost $6,148)			6,477

UNITED STATES 28.3%

ASSET-BACKED SECURITIES 1.0%

HSBC Home Equity Loan Trust
0.336% due 03/20/2036		$67	62

Panhandle-Plains Higher Education Authority, Inc.
1.434% due 10/01/2035		93	94

SLM Student Loan Trust
1.731% due 12/15/2023	EUR	184	253

			409

CORPORATE BONDS & NOTES 7.5%

Ally Financial, Inc.
3.646% due 06/20/2014		$200	196
6.875% due 08/28/2012		200	208

American International Group, Inc.
0.386% due 10/18/2011		100	100
5.750% due 03/15/2067	GBP	100	136

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	200	294

Bank of America Corp.
4.000% due 03/28/2018		100	135

CIT Group, Inc.
5.250% due 04/01/2014		$100	100

Citigroup, Inc.
6.000% due 12/13/2013		100	109

Embarq Corp.
7.082% due 06/01/2016		100	111

International Lease Finance Corp.
5.875% due 05/01/2013		100	103
6.375% due 03/25/2013		100	104
6.500% due 09/01/2014		100	106
6.750% due 09/01/2016		100	107

JC Penney Corp., Inc.
7.950% due 04/01/2017		100	113

JPMorgan Chase & Co.
6.300% due 04/23/2019		200	226

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch & Co., Inc.
2.019% due 09/14/2018	EUR	200	$248
2.276% due 09/27/2012		100	142
4.875% due 05/30/2014		100	150

Morgan Stanley
1.874% due 01/24/2014		$200	202

WM Covered Bond Program
4.000% due 11/26/2016	EUR	100	147
4.375% due 05/19/2014		50	74

			3,111

MORTGAGE-BACKED SECURITIES 7.3%

Banc of America Large Loan, Inc.
1.937% due 11/15/2015		$98	91

Citigroup Mortgage Loan Trust, Inc.
2.450% due 08/25/2035		40	35

Commercial Mortgage Pass-Through Certificates
2.608% due 07/10/2046 (a)		2,284	190
2.641% due 07/10/2046 (a)		1,686	184
3.156% due 07/10/2046		198	199

Credit Suisse Mortgage Capital Certificates
0.257% due 02/15/2022		83	80
5.947% due 12/18/2049		200	222

DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)		200	4
1.573% due 11/10/2046 (a)		498	32

First Horizon Asset Securities, Inc.
5.775% due 05/25/2037		90	62

GS Mortgage Securities Corp. II
1.142% due 03/06/2020		320	316
4.592% due 08/10/2043		200	201

Harborview Mortgage Loan Trust
0.466% due 02/19/2036		555	329

Indymac Index Mortgage Loan Trust
0.426% due 07/25/2035		48	30

JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043		200	194

JPMorgan Mortgage Trust
5.317% due 02/25/2036		57	50

Mellon Residential Funding Corp.
0.617% due 08/15/2032		172	161

Merrill Lynch Countrywide Commercial Mortgage Trust
6.164% due 08/12/2049		100	109

Merrill Lynch Mortgage Investors, Inc.
2.622% due 02/25/2035		38	36

RBSCF Trust
6.213% due 12/16/2049		100	109

Structured Asset Securities Corp.
2.756% due 10/25/2035		214	173

Thornburg Mortgage Securities Trust
0.314% due 07/25/2036		44	43

Wachovia Bank Commercial Mortgage Trust
5.416% due 01/15/2045		100	109

Wells Fargo Mortgage-Backed Securities Trust
2.814% due 10/25/2035		89	80

			3,039

MUNICIPAL BONDS & NOTES 2.1%

California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		100	111
7.550% due 04/01/2039		100	115

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057		$100	$94

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014		100	104

Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040		100	107

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040		100	121

New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041		100	100

University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048		100	105

			857

U.S. GOVERNMENT AGENCIES 9.9%

Fannie Mae
0.616% due 11/25/2040		186	186
0.636% due 11/25/2040		188	188
4.000% due 11/01/2040 - 05/01/2041		2,000	2,002
4.500% due 01/25/2017		15	15

Freddie Mac
0.787% due 12/15/2037		110	111

NCUA Guaranteed Notes
0.560% due 11/06/2017		972	972
0.750% due 12/08/2020		191	192

Small Business Administration
5.980% due 05/01/2022		210	229

Tennessee Valley Authority
6.250% due 12/15/2017		200	242

			4,137

U.S. TREASURY OBLIGATIONS 0.5%

U.S. Treasury Notes
0.625% due 01/31/2013 (e)		200	201

Total United States (Cost $11,447)			11,754

SHORT-TERM INSTRUMENTS 14.1%

CERTIFICATES OF DEPOSIT 1.3%

Banco Do Brasil S.A.
0.000% due 02/15/2012		$300	302

Itau Unibanco S.A.
1.350% due 07/19/2011		250	250

			552

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 07/01/2011		129	129

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $135. Repurchase proceeds are $129.)

ITALY TREASURY BILLS 2.8%
1.668% due 11/30/2011	EUR	800	1,152

JAPAN TREASURY BILLS 2.7%
0.097% due 09/20/2011 - 09/26/2011 (b)	JPY	90,000	1,118

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 7.0%
292,060	$2,926

Total Short-Term Instruments (Cost $5,838)	5,877

PURCHASED OPTIONS (g) 0.0%
(Cost $0)	0

Total Investments 100.6% (Cost $40,595)	$41,866

Written Options (h) (0.1%) (Premiums $79)	(53)

Other Assets and Liabilities (Net) (0.5%)	(221)

Net Assets 100.0%	$41,592

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Affiliated to the Portfolio.
(d)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $865 at a weighted average interest rate of 0.500%. On June 30, 2011, there were no open reverse repurchase agreements.
(e)	Securities with an aggregate market value of $201 and cash of $28 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Canada Government 10-Year Bond September Futures	Long	09/2011	8	$2
Euro-Bobl September Futures	Long	09/2011	22	(2)
Euro-Bobl September Futures Put Options Strike @ EUR 109.500	Long	09/2011	8	0
Euro-Bund 10-Year Bond September Futures	Long	09/2011	45	1
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 111.500	Long	09/2011	38	0
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 114.000	Long	09/2011	4	0
U.S. Treasury 10-Year Note September Futures	Short	09/2011	1	(1)
United Kingdom Government 10-Year Gilt September Futures	Long	09/2011	4	1

				$1

(f)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.629%	$	100	$3	$(2)	$5
International Lease Finance Corp.	GSC	(5.000%	)	06/20/2013	2.660%		100	(4)	(4)	0
JC Penney Corp., Inc.	DUB	(1.000%	)	06/20/2017	2.214%		100	6	6	0

								$5	$0	$5

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	03/20/2016	0.507%	$	200	$4	$4	$0
Australia Government Bond	GSC	1.000%	09/20/2015	0.462%		100	2	2	0
Australia Government Bond	RBS	1.000%	03/20/2016	0.507%		300	7	7	0
BP Capital Markets America, Inc.	MSC	1.000%	12/20/2015	0.748%		100	1	(2)	3
Brazil Government International Bond	BCLY	1.000%	12/20/2011	0.322%		100	0	0	0
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.322%		200	1	1	0
California State General Obligation Bonds, Series 2003	CITI	2.950%	12/20/2020	1.645%		100	9	0	9
California State General Obligation Bonds, Series 2003	DUB	2.650%	03/20/2021	1.651%		100	7	0	7
California State General Obligation Bonds, Series 2003	MSC	1.350%	06/20/2016	1.376%		100	0	0	0
California State General Obligation Bonds, Series 2003	MSC	2.900%	12/20/2020	1.645%		100	9	0	9
California State General Obligation Bonds, Series 2003	MSC	2.150%	03/20/2021	1.651%		100	4	0	4
China Government International Bond	CITI	1.000%	03/20/2016	0.783%		300	3	3	0

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)			Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond	UBS	1.000%	12/20/2015	0.749%	$		200	$1	$4	$(3)
Connecticut State General Obligation Notes, Series 2007	MSC	1.630%	03/20/2021	1.258%			100	3	0	3
France Government Bond	DUB	0.250%	12/20/2015	0.700%			600	(12)	(15)	3
France Government Bond	GSC	0.250%	12/20/2015	0.700%			200	(4)	(5)	1
France Government Bond	UBS	0.250%	12/20/2015	0.700%			100	(2)	(2)	0
General Electric Capital Corp.	BOA	1.000%	12/20/2012	0.519%			200	2	(1)	3
Japan Government International Bond	UBS	1.000%	03/20/2016	0.832%			200	2	(1)	3
Mexico Government International Bond	BCLY	1.000%	12/20/2011	0.346%			300	1	1	0
Russia Government International Bond	MLP	1.000%	12/20/2011	0.423%			100	0	0	0
Russia Government International Bond	MSC	1.000%	12/20/2011	0.423%			200	1	1	0
South Korea Government Bond	CITI	1.000%	12/20/2015	0.902%			100	0	1	(1)
South Korea Government Bond	JPM	1.000%	03/20/2016	0.939%			100	1	0	1
U.S. Treasury Notes	RBS	0.250%	06/20/2016	0.499%		EUR	300	(5)	(5)	0
U.S. Treasury Notes	UBS	0.250%	06/20/2016	0.499%			100	(2)	(2)	0
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.478%	$		200	5	2	3
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.478%			500	11	4	7
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.534%			300	7	7	0

								$56	$4	$52

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-15 5-Year Index	MSC	(1.000%	)	12/20/2015	$	100	$(1)	$(1)	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
MCDX-15 5-Year Index	BOA	1.000%	12/20/2015	$	200	$(2)	$(8)	$6
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		100	(1)	(2)	1
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015		100	(1)	(3)	2
MCDX-15 10-Year Index	CITI	1.000%	12/20/2020		100	(3)	(5)	2
MCDX-16 5-Year Index	GSC	1.000%	06/20/2016		200	(3)	(5)	2

						$(10)	$(23)	$13

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	300	$(1)	$0	$(1)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		500	(2)	0	(2)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	CSFB		2,000	(5)	0	(5)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		2,200	(2)	2	(4)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		1,100	11	12	(1)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	300	8	1	7
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BCLY	$	500	(11)	19	(30)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BNP		1,400	(31)	14	(45)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		200	(4)	3	(7)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CSFB		900	(19)	13	(32)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HSBC		900	(20)	17	(37)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		800	(27)	9	(36)

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Interest Rate Swaps (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS	$	100	$(4)	$3	$(7)
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2016	DUB	EUR	300	2	2	0
Receive	6-Month GBP-LIBOR	2.500%	09/21/2013	GSC	GBP	1,600	(46)	(10)	(36)
Pay	6-Month GBP-LIBOR	3.500%	09/21/2018	CITI		600	21	13	8
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	CSFB	JPY	270,000	84	73	11
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RBS		80,000	25	22	3
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		20,000	11	(1)	12
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		50,000	27	(2)	29
Pay	28-Day MXN TIIE	6.590%	12/08/2015	HSBC	MXN	1,700	2	1	1
Pay	28-Day MXN TIIE	6.590%	12/08/2015	MSC		2,600	2	(3)	5
Pay	28-Day MXN TIIE	6.750%	06/08/2016	BCLY		900	1	0	1
Pay	28-Day MXN TIIE	6.750%	06/08/2016	HSBC		700	0	0	0
Pay	28-Day MXN TIIE	6.750%	06/08/2016	MSC		10,600	12	8	4
Pay	28-Day MXN TIIE	6.960%	07/27/2020	BCLY		500	(1)	(1)	0
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HSBC		900	(1)	(4)	3
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HSBC		2,400	3	0	3
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MSC		1,000	2	1	1

							$37	$192	$(155)

(g)	Purchased options outstanding on June 30, 2011:

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC Fannie Mae 4.000% due 09/01/2041	$	83.500	09/06/2011	$	1,000	$0	$0

(h)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	10	$4	$(8)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	10	6	(1)

				$10	$(9)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	1,400	$12	$(8)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		200	1	(1)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,500	20	(13)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		200	2	(1)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		600	6	(3)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		300	3	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		300	3	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		300	3	(1)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		300	3	(1)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		300	3	(1)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		300	3	(1)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		100	1	0

								$60	$(32)

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$	200	$1	$(1)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		200	1	(1)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011		600	7	(10)

						$9	$(12)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premium
Balance at 12/31/2010	24	$14,900	AUD	300	EUR	2,600	$121
Sales	64	500		200		2,939	66
Closing Buys	(63)	(6,900)		0		(2,400)	(60)
Expirations	(5)	(700)		(500)		(3,139)	(48)
Exercised	0	0		0		0	0

Balance at 06/30/2011	20	$7,800	AUD	0	EUR	0	$79

(i)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	380	07/2011	BOA	$10	$0	$10
Buy		22	07/2011	MSC	0	0	0
Buy	BRL	16	08/2011	BCLY	0	0	0
Sell		16	08/2011	UBS	0	0	0
Sell		16	09/2011	BCLY	0	0	0
Buy	CAD	46	09/2011	BNP	1	0	1
Sell		498	09/2011	DUB	0	(10)	(10)
Buy		158	09/2011	RBC	4	0	4
Sell		203	09/2011	RBC	0	(4)	(4)
Buy	CNY	332	09/2011	BOA	1	0	1
Buy		325	09/2011	CITI	1	0	1
Sell		1,000	09/2011	DUB	0	0	0
Buy		937	09/2011	HSBC	4	0	4
Buy		1,944	09/2011	JPM	9	0	9
Buy		200	11/2011	JPM	0	0	0
Buy		2,352	02/2013	JPM	0	(3)	(3)
Buy		1,000	08/2013	DUB	0	0	0
Buy		256	04/2014	BCLY	0	(1)	(1)
Buy		359	04/2014	CITI	0	(1)	(1)
Buy		91	04/2014	GSC	0	0	0
Buy		164	04/2014	HSBC	0	(1)	(1)
Buy		158	04/2014	JPM	0	0	0
Buy		153	04/2014	RBS	0	0	0
Buy		341	04/2014	UBS	0	(1)	(1)
Buy		430	09/2015	BCLY	0	0	0
Buy		123	09/2015	BOA	0	0	0
Buy		1,656	09/2015	CITI	0	(1)	(1)
Buy		123	09/2015	MSC	0	0	0
Buy	DKK	1,909	08/2011	CITI	0	(8)	(8)
Buy	EUR	1,446	07/2011	BCLY	5	(15)	(10)
Sell		987	07/2011	BCLY	3	(8)	(5)
Buy		702	07/2011	BNP	0	(1)	(1)
Sell		1,743	07/2011	BNP	0	(42)	(42)
Buy		43	07/2011	BOA	2	0	2
Buy		1,545	07/2011	CITI	21	(8)	13
Sell		522	07/2011	CITI	5	(3)	2
Sell		409	07/2011	CSFB	0	(5)	(5)
Buy		525	07/2011	DUB	9	0	9
Sell		79	07/2011	DUB	1	0	1
Buy		107	07/2011	HSBC	2	0	2
Sell		122	07/2011	HSBC	1	0	1
Buy		322	07/2011	JPM	9	0	9
Sell		497	07/2011	JPM	8	(2)	6
Buy		1,195	07/2011	RBC	17	0	17
Sell		57	07/2011	RBC	0	(1)	(1)
Buy		416	07/2011	RBS	1	(9)	(8)
Sell		710	07/2011	RBS	0	(11)	(11)
Sell		772	11/2011	BCLY	0	(17)	(17)
Buy	GBP	121	09/2011	RBS	0	(1)	(1)
Sell		149	09/2011	RBS	0	(1)	(1)
Buy		192	09/2011	UBS	0	(7)	(7)
Buy	IDR	61,670	07/2011	CITI	1	0	1
Sell		1,318,500	07/2011	CITI	0	(4)	(4)
Buy		128,230	07/2011	HSBC	1	0	1
Sell		125,830	07/2011	HSBC	0	0	0
Buy		1,657,690	07/2011	JPM	13	0	13
Sell		403,260	07/2011	JPM	0	0	0
Buy		662,400	01/2012	BOA	2	0	2
Buy		125,830	07/2012	HSBC	0	0	0
Buy	INR	8,170	08/2011	BCLY	8	0	8

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	INR	11,395	08/2011	BCLY	$0	$(2)	$(2)
Buy		10,653	08/2011	CITI	11	0	11
Buy		1,100	08/2011	DUB	1	0	1
Sell		3,267	08/2011	JPM	0	(1)	(1)
Sell		2,843	08/2011	MSC	0	0	0
Buy	JPY	1,551,019	07/2011	BNP	2	(94)	(92)
Sell		50,000	09/2011	CITI	1	0	1
Sell		40,000	09/2011	RBS	2	0	2
Buy	KRW	212,245	08/2011	BCLY	11	0	11
Buy		223,199	08/2011	JPM	5	0	5
Sell		368,061	08/2011	JPM	0	(4)	(4)
Buy		94,009	08/2011	MSC	1	0	1
Sell		146,911	08/2011	MSC	0	(2)	(2)
Buy	MXN	434	07/2011	CITI	0	0	0
Sell		1,070	07/2011	CITI	0	(3)	(3)
Buy		7,979	07/2011	HSBC	28	(2)	26
Sell		2,494	07/2011	HSBC	0	(6)	(6)
Buy		721	07/2011	MSC	0	(1)	(1)
Sell		6,312	07/2011	MSC	5	(3)	2
Buy		742	07/2011	UBS	2	0	2
Buy		516	11/2011	BCLY	0	(1)	(1)
Sell		642	11/2011	CITI	0	0	0
Buy		4,995	11/2011	HSBC	3	(1)	2
Sell		3,632	11/2011	HSBC	2	(1)	1
Buy		5,613	11/2011	MSC	0	(5)	(5)
Sell		5,161	11/2011	MSC	3	0	3
Sell		1,376	11/2011	UBS	1	0	1
Buy	MYR	201	08/2011	CITI	1	0	1
Sell		0	08/2011	CITI	0	0	0
Buy	NOK	438	08/2011	BOA	2	0	2
Sell		1,145	08/2011	CITI	1	0	1
Sell		1,882	08/2011	HSBC	1	0	1
Buy		2,405	08/2011	MSC	0	(9)	(9)
Sell	NZD	1,481	07/2011	DUB	0	(36)	(36)
Buy	SEK	1,791	08/2011	CITI	0	(12)	(12)
Sell	SGD	7	09/2011	HSBC	0	0	0
Buy		50	09/2011	RBS	2	0	2
Buy	TWD	3,507	01/2012	BCLY	1	0	1
Sell		1,828	01/2012	BCLY	0	0	0

					$225	$(348)	$(123)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$104	$0	$104
Canada
Corporate Bonds & Notes	0	613	0	613
Mortgage-Backed Securities	0	10	0	10
Sovereign Issues	0	1,710	0	1,710
Cayman Islands
Asset-Backed Securities	0	191	0	191
France
Corporate Bonds & Notes	0	2,245	0	2,245
Sovereign Issues	0	2,115	0	2,115
Germany
Corporate Bonds & Notes	0	392	0	392
Sovereign Issues	0	4,634	0	4,634
Ireland
Corporate Bonds & Notes	0	149	0	149
Italy
Sovereign Issues	0	142	0	142
Netherlands
Asset-Backed Securities	0	117	0	117
Corporate Bonds & Notes	0	987	0	987
Sovereign Issues	0	2,009	0	2,009
New Zealand
Sovereign Issues	0	1,193	0	1,193

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Norway
Corporate Bonds & Notes	$0	$150	$0	$150
Russia
Corporate Bonds & Notes	0	120	0	120
Spain
Sovereign Issues	0	577	0	577
Sweden
Corporate Bonds & Notes	0	300	0	300
United Kingdom
Corporate Bonds & Notes	0	2,218	0	2,218
Mortgage-Backed Securities	0	2,364	0	2,364
Sovereign Issues	0	1,895	0	1,895
United States
Asset-Backed Securities	0	409	0	409
Corporate Bonds & Notes	0	3,111	0	3,111
Mortgage-Backed Securities	0	3,039	0	3,039
Municipal Bonds & Notes	0	857	0	857
U.S. Government Agencies	0	2,973	1,164	4,137
U.S. Treasury Obligations	0	201	0	201
Short-Term Instruments
Certificates of Deposit	0	552	0	552
Repurchase Agreements	0	129	0	129
Italy Treasury Bills	0	1,152	0	1,152
Japan Treasury Bills	0	1,118	0	1,118
PIMCO Short-Term Floating NAV Portfolio	2,926	0	0	2,926

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Purchased Options
Interest Rate Contracts	$0	$0	$0	$0
	$2,926	$37,776	$1,164	$41,866

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	74	0	74
Foreign Exchange Contracts	0	225	0	225
Interest Rate Contracts	4	88	0	92
	$4	$387	$0	$391

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(4)	$0	$(4)
Foreign Exchange Contracts	0	(348)	0	(348)
Interest Rate Contracts	(3)	(284)	(12)	(299)
	$(3)	$(636)	$(12)	$(651)

Totals	$2,927	$37,527	$1,152	$41,606

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Cayman Islands
Asset-Backed Securities	$185	$0	$0	$1	$0	$5	$0	$(191)	$0	$0
United States
Mortgage-Backed Securities	427	(2)	(20)	(1)	0	7	0	(411)	0	0
U.S. Government Agencies	1,279	0	(118)	0	0	3	0	0	1,164	2

	$1,891	$(2)	$(138)	$0	$0	$15	$0	$(602)	$1,164	$2

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(13)	$0	$0	$0	$0	$1	$0	$0	$(12)	$1

Totals	$1,878	$(2)	$(138)	$0	$0	$16	$0	$(602)	$1,152	$3

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable(2)	$0	$0	$0	$0	$1	$1
Unrealized appreciation on foreign currency contracts	0	0	0	225	0	225
Unrealized appreciation on swap agreements	0	74	0	0	88	162

	$0	$74	$0	$225	$89	$388

Liabilities:
Written options outstanding	$0	$0	$0	$0	$53	$53
Variation margin payable(2)	0	0	0	0	115	115
Unrealized depreciation on foreign currency contracts	0	0	0	348	0	348
Unrealized depreciation on swap agreements	0	4	0	0	243	247

	$0	$4	$0	$348	$411	$763

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$40	$0	$45	$6	$91
Net realized gain on foreign currency transactions	0	0	0	625	0	625

	$0	$40	$0	$670	$6	$716

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$66	$0	$(3)	$(133)	$(70)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(720)	0	(720)

	$0	$66	$0	$(723)	$(133)	$(790)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1 as reported in the Notes to Schedule of Investments.

(l)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$(27)	$0	$(27)
BNP	(165)	0	(165)
BOA	17	0	17
CITI	5	0	5
CSFB	66	0	66
DUB	(9)	(10)	(19)
GSC	(58)	0	(58)
HSBC	13	0	13
JPM	39	0	39
MLP	0	0	0
MSC	12	0	12
RBC	16	0	16
RBS	(6)	0	(6)
UBS	17	(20)	(3)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	June 30, 2011	19

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3).

20	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

Semiannual Report	June 30, 2011	21

Notes to Financial Statements (Cont.)

4.  SECURITIES AND OTHER INVESTMENTS

(a) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(b) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(c) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

Options on Securities  The Portfolio may enter into options on securities (“Equity Option”). An Equity Option uses a specified equity security as the underlying for the option contract. The Portfolio may write or purchase options for income purposes or to hedge an existing position or future investment.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A short straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The short straddle profits when the underlying security price has little volatility before the expiration date. A long straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The long straddle profits when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

Semiannual Report	June 30, 2011	25

Notes to Financial Statements (Cont.)

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and

Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, distribution fees (with respect to Advisor Class only), Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2011, the remaining recoverable amount to PIMCO was $16,532.

8. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2011, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$0	$305

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)		Market Value 06/30/2011	Dividend Income
$2,023	$20,103	$(19,200)	$1		$(1)	$2,926	$3

9. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$7,559	$5,318	$18,495	$20,162

26	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

11. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	292	$3,434	1,392	$15,323
Advisor Class	946	11,035	2,153	23,654

Issued as reinvestment of distributions
Administrative Class	6	72	20	220
Advisor Class	23	270	45	496

Cost of shares redeemed
Administrative Class	(480)	(5,513)	(1,129)	(12,709)
Advisor Class	(575)	(6,685)	(839)	(9,559)
Net increase resulting from Portfolio share transactions	212	$2,613	1,642	$17,425

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Administrative Class	5	91
Advisor Class	3	99

12. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$1,366	$ (95)	$1,271

14. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2011	27

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	NOK	Norwegian Krone
BRL	Brazilian Real	INR	Indian Rupee	NZD	New Zealand Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi	KRW	South Korean Won	SGD	Singapore Dollar
DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD	United States Dollar
GBP	British Pound

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	MCDX	Municipal Bond Credit Derivative Index

Other Abbreviations:
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	NCUA	National Credit Union Administration
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDO	Collateralized Debt Obligation

28	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS19_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

United States	35.8%
United Kingdom	15.0%
Germany	11.4%
France	9.7%
Short-Term Instruments	8.0%
Other	20.1%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	5 Years	10 Years	Class Inception (02/16/1999)
PIMCO Foreign Portfolio (U.S. Dollar-Hedged) Administrative Class	1.16%	2.13%	5.72%	5.26%	5.16%
JPMorgan GBI Global ex-US Index Hedged in USD±	0.67%	0.64%	4.67%	4.49%	4.83%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 02/28/1999.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.90% for Administrative Class shares.

± JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,011.61	$1,020.33
Expenses Paid During Period†	$4.49	$4.51
Net Annualized Expense Ratio	0.90%	0.90%

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

Portfolios managed to a U.S. dollar-hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that were hedged to the U.S. dollar generally underperformed unhedged portfolios over the reporting period, as the U.S. dollar underperformed most major currencies.

»	Exposure to high-quality financial corporate bonds and U.S. municipal bonds contributed to performance as spreads on these sectors narrowed early in the reporting period.

»

An overweight exposure to a basket of emerging market Asian and commodity-linked currencies contributed to performance as the Chinese renminbi, Korean won, Australian dollar, and Canadian dollar appreciated relative to the U.S. dollar.

»	An underweight exposure to the Japanese yen contributed to performance as the currency depreciated relative to the U.S. dollar.

»	Exposure to Agency mortgage-backed securities contributed to performance as spreads on these securities narrowed over U.S. Treasuries early in the reporting period.

»

A duration (or sensitivity to changes in market interest rates) overweight in core-Europe (short-end German bunds) detracted from performance as short-end government yields rose. These losses more than offset gains from a duration underweight to peripheral sovereigns in which ten-year government spreads widened relative to core countries.

»

An overweight to U.K. duration detracted from performance as ten-year government rates rose in January 2011 and February 2011; an underweight to U.K. duration later in the reporting period also detracted from performance as ten-year government rates fell in April 2011.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Administrative Class
Net asset value beginning of year or period	$9.98		$9.64	$9.58	$10.12	$10.10	$10.34
Net investment income (a)	0.11		0.21	0.37	0.35	0.35	0.36
Net realized/unrealized gain (loss) on investments	0.01		0.60	1.10	(0.59)	0.01	(0.14)
Total income (loss) from investment operations	0.12		0.81	1.47	(0.24)	0.36	0.22
Dividends from net investment income	(0.11)		(0.19)	(0.32)	(0.30)	(0.34)	(0.33)
Distributions from net realized capital gains	0.00		(0.28)	(1.07)	0.00	0.00	(0.13)
Tax basis return of capital	0.00		0.00	(0.02)	0.00	0.00	0.00
Total distributions	(0.11)		(0.47)	(1.41)	(0.30)	(0.34)	(0.46)
Net asset value end of year or period	$9.99		$9.98	$9.64	$9.58	$10.12	$10.10
Total return	1.16%		8.49%	15.60%	(2.40)%	3.62%	2.19%
Net assets end of year or period (000s)	$77,502		$79,591	$69,356	$76,215	$68,312	$61,193
Ratio of expenses to average net assets	0.90	%*	0.90%	0.91%	0.91%	0.90%	0.90%
Ratio of expenses to average net assets excluding interest expense	0.90	%*	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	2.19	%*	2.06%	3.67%	3.56%	3.49%	3.55%
Portfolio turnover rate	59	%**	130%**	459%	655%	621%	281%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$78,072
Investments in Affiliates, at value	2,032
Cash	28
Deposits with counterparty	92
Foreign currency, at value	1,013
Receivable for investments sold	73
Receivable for Portfolio shares sold	89
Receivable for cross-currency swap exchanges	1,870
Interest and dividends receivable	835
Dividends receivable from Affiliates	1
Swap premiums paid	527
Unrealized appreciation on foreign currency contracts	497
Unrealized appreciation on swap agreements	371
Other assets	4
85,504

Liabilities:
Payable for investments purchased	$3,245
Payable for investments in Affiliates purchased	1
Payable for Portfolio shares redeemed	50
Payable for cross-currency swap exchanges	1,869
Written options outstanding	115
Deposits from counterparty	970
Accrued related party fees	55
Variation margin payable	268
Swap premiums received	181
Unrealized depreciation on foreign currency contracts	652
Unrealized depreciation on swap agreements	578
7,984

Net Assets	$77,520

Net Assets Consist of:
Paid in capital	$78,374
(Overdistributed) net investment income	(243)
Accumulated undistributed net realized (loss)	(1,701)
Net unrealized appreciation	1,090
$77,520

Net Assets:
Institutional Class	$18
Administrative Class	77,502

Shares Issued and Outstanding:
Institutional Class	2
Administrative Class	7,761

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.99
Administrative Class	9.99

Cost of Investments	$76,704
Cost of Investments in Affiliates	$2,032
Cost of Foreign Currency Held	$1,014
Premiums Received on Written Options	$175

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$1,156
Dividends	3
Dividends from Affiliate investments	3
Total Income	1,162

Expenses:
Investment advisory fees	93
Supervisory and administrative fees	186
Servicing fees – Administrative Class	56
Trustees' fees	1
Interest expense	1
Total Expenses	337

Net Investment Income	825

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	739
Net realized gain on Affiliate investments	2
Net realized gain on futures contracts, written options and swaps	332
Net realized (loss) on foreign currency transactions	(3,144)
Net change in unrealized appreciation on investments	1,911
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(267)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	416
Net (Loss)	(11)

Net Increase in Net Assets Resulting from Operations	$814

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$825	$1,673
Net realized gain (loss)	(2,073)	4,687
Net realized gain on Affiliate investments	2	0
Net change in unrealized appreciation (depreciation)	2,060	(71)
Net increase resulting from operations	814	6,289

Distributions to Shareholders:
From net investment income
Institutional Class	0 ^	0 ^
Administrative Class	(801)	(1,506)
From net realized capital gains
Institutional Class	0	0 ^
Administrative Class	0	(2,200)

Total Distributions	(801)	(3,706)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(2,102)	7,654

Total Increase (Decrease) in Net Assets	(2,089)	10,237

Net Assets:
Beginning of period	79,609	69,372
End of period*	$77,520	$79,609

*Including (overdistributed) net investment income of:	$(243)	$(267)

**	See note 11 in the Notes to Financial Statements.
^	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 2.3%

CORPORATE BONDS & NOTES 1.8%

Commonwealth Bank of Australia
3.492% due 08/13/2014		$500	$531

ING Bank Australia Ltd.
5.668% due 06/24/2014	AUD	800	864

			1,395

MORTGAGE-BACKED SECURITIES 0.5%

Medallion Trust
0.387% due 05/25/2035		$93	92

Puma Finance Ltd.
5.047% due 08/22/2037	AUD	115	119

Torrens Trust
5.270% due 10/19/2038		178	187

			398

Total Australia (Cost $1,532)			1,793

BRAZIL 0.2%

CORPORATE BONDS & NOTES 0.2%

Petrobras International Finance Co.
7.875% due 03/15/2019		$100	122

Total Brazil (Cost $120)			122

CANADA 3.4%

ASSET-BACKED SECURITIES 0.1%

Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	59	62

SOVEREIGN ISSUES 3.3%

Canada Government Bond
1.750% due 03/01/2013		2,200	2,291
2.750% due 09/01/2016		300	316

			2,607

Total Canada (Cost $2,626)			2,669

CAYMAN ISLANDS 0.7%

CORPORATE BONDS & NOTES 0.7%

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		$100	106

Transocean, Inc.
4.950% due 11/15/2015		400	433

Total Cayman Islands (Cost $500)			539

DENMARK 0.0%

CORPORATE BONDS & NOTES 0.0%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	30	6

Total Denmark (Cost $4)			6

FRANCE 10.0%

CORPORATE BONDS & NOTES 5.6%

BNP Paribas Home Loan Covered Bonds S.A.
3.750% due 12/13/2011	EUR	200	292
4.750% due 05/28/2013		300	454

Cie de Financement Foncier
2.000% due 02/17/2012		100	145
2.250% due 01/25/2013		200	290
3.625% due 01/16/2012		100	147
4.000% due 07/21/2011		200	290

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Agricole Home Loan SFH
1.024% due 07/21/2014		$400	$400

Dexia Credit Local S.A.
2.750% due 01/10/2014		1,400	1,425
2.750% due 04/29/2014		700	710

Vivendi S.A.
5.750% due 04/04/2013		200	215

			4,368

SOVEREIGN ISSUES 4.4%

France Government Bond
3.500% due 04/25/2015	EUR	600	906
4.250% due 10/25/2018		1,600	2,492

			3,398

Total France (Cost $7,637)			7,766

GERMANY 11.8%

ASSET-BACKED SECURITIES 0.1%

Driver One GmbH
1.402% due 10/21/2015	EUR	57	82

CORPORATE BONDS & NOTES 1.5%

IKB Deutsche Industriebank AG
2.125% due 09/10/2012		800	1,164

SOVEREIGN ISSUES 10.2%

FMS Wertmanagement
1.338% due 01/20/2014		500	729

Republic of Germany Government Bond
4.750% due 07/04/2028		500	824
5.500% due 01/04/2031		500	901
5.625% due 01/04/2028		1,400	2,528
6.500% due 07/04/2027		1,500	2,943

			7,925

Total Germany (Cost $8,931)			9,171

IRELAND 0.1%

MORTGAGE-BACKED SECURITIES 0.1%

Immeo Residential Finance PLC
1.631% due 12/15/2016	EUR	68	93

Total Ireland (Cost $103)			93

ITALY 1.4%

CORPORATE BONDS & NOTES 0.5%

Intesa Sanpaolo SpA
6.500% due 02/24/2021		$400	418

SOVEREIGN ISSUES 0.9%

Italy Buoni Poliennali Del Tesoro
2.000% due 06/01/2013	EUR	300	426
4.250% due 08/01/2013		200	297

			723

Total Italy (Cost $1,115)			1,141

JAPAN 4.0%

MORTGAGE-BACKED SECURITIES 0.1%

JLOC Ltd.
0.456% due 02/16/2016	JPY	9,766	112

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 3.9%

Japan Government International Bond
0.200% due 02/15/2012	JPY	240,000	$2,982

Total Japan (Cost $2,724)			3,094

JERSEY, CHANNEL ISLANDS 0.5%

CORPORATE BONDS & NOTES 0.5%

BAA Funding Ltd.
3.975% due 02/15/2014	EUR	100	147

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	200	259

Total Jersey, Channel Islands (Cost $405)			406

LIBERIA 0.3%

CORPORATE BONDS & NOTES 0.3%

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		$200	214

Total Liberia (Cost $190)			214

LUXEMBOURG 0.2%

CORPORATE BONDS & NOTES 0.2%

Telenet Finance Luxembourg S.C.A
6.375% due 11/15/2020	EUR	100	140

Total Luxembourg (Cost $131)			140

NETHERLANDS 3.5%

ASSET-BACKED SECURITIES 0.2%

Globaldrive BV
3.000% due 07/20/2015	EUR	85	124

CORPORATE BONDS & NOTES 1.7%

ABN AMRO Bank NV
3.250% due 01/18/2013		200	294
3.750% due 01/12/2012		100	147

Fortis Bank Nederland NV
3.375% due 05/19/2014		500	748

LeasePlan Corp. NV
3.250% due 05/22/2014		100	149

			1,338

SOVEREIGN ISSUES 1.6%

Netherlands Government Bond
4.000% due 07/15/2018		600	925
4.500% due 07/15/2017		200	317

			1,242

Total Netherlands (Cost $2,500)			2,704

NEW ZEALAND 2.8%

SOVEREIGN ISSUES 2.8%

New Zealand Government Bond
5.000% due 03/15/2019	NZD	1,400	1,168
6.000% due 05/15/2021		1,100	974

Total New Zealand (Cost $1,939)			2,142

NORWAY 0.5%

CORPORATE BONDS & NOTES 0.5%

DnB NOR Boligkreditt
2.375% due 07/20/2016	EUR	300	419

Total Norway (Cost $386)			419

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RUSSIA 0.5%

CORPORATE BONDS & NOTES 0.5%

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$300	$358

Total Russia (Cost $346)			358

SOUTH KOREA 0.2%

SOVEREIGN ISSUES 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	100	152

Total South Korea (Cost $154)			152

SPAIN 0.2%

SOVEREIGN ISSUES 0.2%

Instituto de Credito Oficial
3.276% due 03/25/2014	EUR	100	144

Total Spain (Cost $142)			144

UNITED KINGDOM 15.5%

ASSET-BACKED SECURITIES 0.1%

Bumper S.A.
2.994% due 06/20/2022	EUR	31	45

CORPORATE BONDS & NOTES 5.0%

Abbey National Treasury Services PLC
3.125% due 06/30/2014		600	866

Bank of Scotland PLC
4.375% due 07/13/2016		100	148

BP Capital Markets PLC
3.125% due 10/01/2015		$100	103

HBOS PLC
6.750% due 05/21/2018		200	193

Lloyds TSB Bank PLC
2.624% due 01/24/2014		200	203
12.000% due 12/29/2049		200	218

Nationwide Building Society
2.500% due 08/17/2012		400	409
4.625% due 09/13/2012	EUR	100	149
5.500% due 07/18/2012		$800	836

Royal Bank of Scotland Group PLC
2.750% due 06/18/2013	EUR	500	728

			3,853

MORTGAGE-BACKED SECURITIES 3.1%

Arran Residential Mortgages Funding PLC
2.620% due 05/16/2047		263	381

Granite Master Issuer PLC
0.356% due 12/20/2054		$100	83

Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	200	291
2.727% due 10/15/2054		400	582

Mansard Mortgages PLC
1.474% due 12/15/2049	GBP	391	545

Newgate Funding PLC
1.824% due 12/15/2050		400	510

			2,392

SOVEREIGN ISSUES 7.3%

United Kingdom Gilt
3.750% due 09/07/2019		200	335
4.250% due 12/07/2027		200	327

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 06/07/2032	GBP	100	$161
4.250% due 03/07/2036		100	160
4.500% due 03/07/2019		1,200	2,125
4.500% due 09/07/2034		400	664
4.750% due 12/07/2030		900	1,552
5.000% due 03/07/2025		100	179
6.000% due 12/07/2028		100	199

			5,702

Total United Kingdom (Cost $11,602)			11,992

UNITED STATES 37.0%

ASSET-BACKED SECURITIES 1.8%

Amortizing Residential Collateral Trust
0.766% due 07/25/2032		$1	1
0.886% due 10/25/2031		2	1

Amresco Residential Securities Mortgage Loan Trust
1.126% due 06/25/2029		1	1

Asset-Backed Funding Certificates
0.246% due 01/25/2037		1	1

Bear Stearns Asset-Backed Securities Trust
0.256% due 12/25/2036		54	50

Credit Suisse First Boston Mortgage Securities Corp.
0.806% due 01/25/2032		2	1

First Alliance Mortgage Loan Trust
0.416% due 12/20/2027		1	1

First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036		4	4

Ford Credit Auto Owner Trust
1.607% due 06/15/2012		3	3

Indymac Residential Asset-Backed Trust
0.636% due 08/25/2035		200	160

Long Beach Mortgage Loan Trust
0.746% due 10/25/2034		12	10

Residential Asset Securities Corp.
0.686% due 07/25/2032 (a)		3	2

SACO I, Inc.
0.306% due 05/25/2036		4	4

SLM Student Loan Trust
0.774% due 10/25/2017		400	401
1.774% due 04/25/2023		716	739

Structured Asset Securities Corp.
0.236% due 10/25/2036		2	3
0.476% due 01/25/2033		3	3

			1,385

BANK LOAN OBLIGATIONS 0.5%

AGFS Funding Co.
5.500% due 05/10/2017		400	393

CORPORATE BONDS & NOTES 13.0%

Ally Financial, Inc.
3.646% due 06/20/2014		200	196
6.625% due 05/15/2012		300	307
6.875% due 08/28/2012		200	208
7.000% due 02/01/2012		200	204

American International Group, Inc.
8.000% due 05/22/2068	EUR	400	582

AutoZone, Inc.
5.875% due 10/15/2012		$1,000	1,057

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	300	441
4.250% due 04/05/2017		200	292

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Cos. LLC
6.400% due 10/02/2017		$100	$114

CIT Group, Inc.
5.250% due 04/01/2014		300	300

Citigroup, Inc.
0.522% due 06/09/2016		200	184
1.733% due 01/13/2014		100	101
5.500% due 10/15/2014		400	435

Computer Sciences Corp.
5.000% due 02/15/2013		369	388

Ford Motor Credit Co. LLC
9.875% due 08/10/2011		400	403

International Lease Finance Corp.
5.400% due 02/15/2012		100	102
5.875% due 05/01/2013		200	206
6.500% due 09/01/2014		200	213
6.750% due 09/01/2016		200	214

iStar Financial, Inc.
5.150% due 03/01/2012		100	101

JPMorgan Chase & Co., Inc. CPI Linked Bond
4.411% due 02/15/2012		10	10

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		300	81
6.875% due 05/02/2018 (a)		200	55

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		200	217

Merrill Lynch & Co., Inc.
1.799% due 07/22/2014	EUR	300	424
6.750% due 05/21/2013		200	308
6.875% due 04/25/2018		$200	221

Morgan Stanley
1.730% due 11/29/2013	EUR	340	481

Nationwide Health Properties, Inc.
6.500% due 07/15/2011		$100	100

State Street Capital Trust IV
1.247% due 06/01/2077		100	81

Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,095

Viacom, Inc.
6.125% due 10/05/2017		200	229

WM Covered Bond Program
3.875% due 09/27/2011	EUR	300	437
4.375% due 05/19/2014		200	299

			10,086

MORTGAGE-BACKED SECURITIES 7.4%

American Home Mortgage Investment Trust
1.896% due 09/25/2045		$130	107

Banc of America Mortgage Securities, Inc.
2.881% due 02/25/2036		129	104

BCAP LLC Trust
0.356% due 01/25/2037		159	84

Bear Stearns Adjustable Rate Mortgage Trust
2.593% due 08/25/2033		8	8
2.710% due 03/25/2035		131	123
2.731% due 03/25/2035		16	15
5.137% due 08/25/2035		100	99

Bear Stearns Alt-A Trust
0.346% due 02/25/2034		118	93
2.897% due 03/25/2036		156	80
2.916% due 09/25/2035		77	56
2.920% due 11/25/2035 (a)		75	44
4.627% due 11/25/2036		166	106
5.980% due 08/25/2036		105	66

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Structured Products, Inc.
5.027% due 12/26/2046	$63	$42

Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035	24	23
2.450% due 08/25/2035	40	35

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	300	319

Countrywide Alternative Loan Trust
0.396% due 03/20/2046	144	82
0.466% due 02/25/2037	121	69
0.526% due 11/20/2035	182	115
1.278% due 12/25/2035	193	120
1.778% due 11/25/2035	35	20
5.250% due 06/25/2035	30	26
6.000% due 04/25/2037	51	34

Countrywide Home Loan Mortgage Pass-Through Trust
0.416% due 05/25/2035	66	45
0.506% due 03/25/2035	131	75
0.516% due 02/25/2035	16	12
2.923% due 08/25/2034	69	51
3.094% due 11/25/2034	24	21

Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	2	2

Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	273	141

DBUBS Mortgage Trust
0.319% due 11/10/2046 (b)	400	7
1.573% due 11/10/2046 (b)	996	63

Greenpoint Mortgage Funding Trust
0.266% due 01/25/2047 (a)	33	31

GSR Mortgage Loan Trust
2.804% due 01/25/2036	198	163
2.879% due 09/25/2035	300	260

Harborview Mortgage Loan Trust
0.406% due 05/19/2035	61	41
2.954% due 05/19/2033	12	12

Indymac Index Mortgage Loan Trust
0.426% due 07/25/2035	52	32

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	28	26

JPMorgan Chase Commercial Mortgage Securities Corp.
2.749% due 11/15/2043	193	192

JPMorgan Mortgage Trust
5.317% due 02/25/2036	113	99
5.456% due 07/27/2037	258	217

Mellon Residential Funding Corp.
0.627% due 12/15/2030	21	20

Merrill Lynch Floating Trust
0.728% due 07/09/2021	200	192

MLCC Mortgage Investors, Inc.
1.653% due 10/25/2035	36	33

Morgan Stanley Mortgage Loan Trust
2.301% due 06/25/2036	137	130

Residential Accredit Loans, Inc.
0.336% due 02/25/2047	64	30
0.366% due 06/25/2046	163	60
0.396% due 04/25/2046	140	59

Structured Adjustable Rate Mortgage Loan Trust
2.593% due 04/25/2034	20	17

Structured Asset Mortgage Investments, Inc.
0.396% due 05/25/2046	25	14
0.406% due 05/25/2036	181	101
0.406% due 09/25/2047	200	79

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.416% due 05/25/2045	$49	$31
0.536% due 03/19/2034	15	13
0.766% due 07/19/2034	8	7
0.846% due 09/19/2032	7	6
1.778% due 08/25/2047	81	43

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	194	43

Thornburg Mortgage Securities Trust
0.296% due 11/25/2046	68	67

Wachovia Bank Commercial Mortgage Trust
0.277% due 09/15/2021	153	148

Wachovia Mortgage Loan Trust LLC
3.065% due 10/20/2035	300	232

WaMu Mortgage Pass-Through Certificates
0.416% due 04/25/2045	18	15
0.496% due 01/25/2045	16	13
1.258% due 06/25/2046	89	67
1.278% due 02/25/2046	200	151
2.255% due 03/25/2033	30	29
2.579% due 03/25/2035	192	178
2.609% due 02/27/2034	15	16

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.218% due 07/25/2046	64	26

Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036	143	129
2.802% due 04/25/2036	25	23
2.819% due 03/25/2036	221	187
2.917% due 06/25/2035	91	89
3.149% due 07/25/2036	169	138

		5,746

MUNICIPAL BONDS & NOTES 2.0%

California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	100	111
7.550% due 04/01/2039	400	458

California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	100	115

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	200	201

Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	200	214

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	200	233

New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	100	101

Pasadena, California Public Financing Authority Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	100	103

		1,536

	SHARES
PREFERRED SECURITIES 0.7%

DG Funding Trust
0.553% due 12/31/2049	65	493

SLM Corp.
5.619% due 01/16/2018	900	20

		513

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 11.6%

Fannie Mae
0.306% due 03/25/2034		$17	$17
0.336% due 08/25/2034		11	10
0.536% due 09/25/2042		47	47
0.616% due 11/25/2040		373	373
0.636% due 11/25/2040		376	376
1.495% due 10/01/2044		42	43
2.140% due 12/01/2034		17	17
2.534% due 05/25/2035		40	41
2.680% due 11/01/2034		117	123
4.000% due 02/01/2041 - 07/01/2041		3,994	3,995
5.480% due 07/01/2018		200	214
6.000% due 07/25/2044		31	34

Freddie Mac
0.687% due 12/15/2032		56	56
0.787% due 12/15/2037		220	222
1.484% due 10/25/2044		108	109
2.520% due 02/01/2029		12	13
4.684% due 03/01/2035		85	90
5.016% due 04/01/2035		219	231

Ginnie Mae
3.375% due 04/20/2028 - 06/20/2030		8	8

NCUA Guaranteed Notes
0.660% due 11/05/2020		2,018	2,015
0.750% due 12/08/2020		477	480

Tennessee Valley Authority
6.250% due 12/15/2017		400	484

			8,998

Total United States (Cost $29,295)			28,657

SHORT-TERM INSTRUMENTS 8.2%

CERTIFICATES OF DEPOSIT 1.0%

Banco Do Brasil S.A.
0.000% due 02/15/2012		$400	402

Itau Unibanco S.A.
1.350% due 07/19/2011		400	400

			802

JAPAN TREASURY BILLS 4.0%
0.101% due 09/20/2011	JPY	250,000	3,105

U.S. TREASURY BILLS 0.6%
0.113% due 07/07/2011 - 09/15/2011 (c) (f)		$443	443

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.6%
		202,766	2,032

Total Short-Term Instruments (Cost $6,354)			6,382

Total Investments 103.3% (Cost $78,736)			$80,104

Written Options (h) (0.1%) (Premiums $175)			(115)

Other Assets and Liabilities (Net) (3.2%)			(2,469)

Net Assets 100.0%			$77,520

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Affiliated to the Portfolio.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $1,629 at a weighted average interest rate of 0.164%. On June 30, 2011, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $443 and cash of $92 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Canada Government 10-Year Bond September Futures	Long	09/2011	15	$3
Euro-Bobl September Futures	Long	09/2011	64	(3)
Euro-Bund 10-Year Bond September Futures	Long	09/2011	95	3
Japan Government 10-Year Bond September Futures	Long	09/2011	1	6
United Kingdom Government 10-Year Gilt September Futures	Long	09/2011	8	1

				$10

(g)	Swap agreements outstanding on June 30, 2011:

Credit	Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.185%	$	1,000	$(7)	$0	$(7)
Computer Sciences Corp.	BOA	(0.570%	)	03/20/2013	0.618%		369	0	0	0
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	1.575%		100	1	0	1
International Lease Finance Corp.	GSC	(5.000%	)	06/20/2013	2.660%		200	(9)	(9)	0
iStar Financial, Inc.	CSFB	(0.450%	)	03/20/2012	4.298%		100	3	0	3
Marsh & McLennan Cos., Inc.	BCLY	(1.160%	)	09/20/2014	0.645%		200	(3)	0	(3)
Nationwide Health Properties, Inc.	DUB	(0.620%	)	09/20/2011	0.353%		100	0	0	0
Royal Caribbean Cruises Ltd.	BOA	(3.190%	)	03/20/2018	3.677%		200	5	0	5
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.853%		1,000	28	0	28
Viacom, Inc.	BOA	(1.110%	)	12/20/2017	0.839%		200	(3)	0	(3)
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	0.513%		100	(2)	0	(2)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	0.513%		100	(3)	0	(3)

								$10	$(9)	$19

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	2.131%	$	100	$4	$2	$2
Australia Government Bond	BOA	1.000%	06/20/2015	0.444%		300	6	5	1
Australia Government Bond	DUB	1.000%	03/20/2016	0.507%		200	4	4	0
Australia Government Bond	GSC	1.000%	06/20/2016	0.527%		100	2	2	0
Australia Government Bond	MSC	1.000%	06/20/2016	0.527%		100	2	2	0
Australia Government Bond	RBS	1.000%	03/20/2016	0.507%		400	9	9	0
BP Capital Markets America, Inc.	BCLY	1.000%	12/20/2015	0.748%		400	5	(7)	12
Brazil Government International Bond	BOA	1.000%	12/20/2011	0.322%		100	1	1	0
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.322%		300	1	1	0
California State General Obligation Bonds, Series 2003	CITI	2.760%	03/20/2021	1.651%		200	16	0	16
California State General Obligation Bonds, Series 2003	MSC	1.350%	06/20/2016	1.376%		200	0	0	0
California State General Obligation Bonds, Series 2003	MSC	2.950%	12/20/2020	1.645%		400	37	0	37
California State General Obligation Bonds, Series 2003	MSC	2.150%	03/20/2021	1.651%		100	4	0	4
China Government International Bond	DUB	1.000%	12/20/2015	0.749%		500	5	11	(6)
China Government International Bond	DUB	1.000%	03/20/2016	0.783%		400	4	4	0
Connecticut State General Obligation Notes, Series 2007	MSC	1.630%	03/20/2021	1.258%		100	3	0	3
France Government Bond	BOA	0.250%	12/20/2015	0.700%		500	(9)	(12)	3
France Government Bond	DUB	0.250%	12/20/2015	0.700%		1,200	(24)	(30)	6
France Government Bond	UBS	0.250%	12/20/2015	0.700%		100	(2)	(2)	0
France Government Bond	UBS	0.250%	03/20/2016	0.739%		400	(9)	(16)	7
Illinois State General Obligation Bonds, Series 2006	CITI	2.900%	03/20/2021	2.142%		100	5	0	5
Japan Government International Bond	UBS	1.000%	03/20/2016	0.832%		400	3	(3)	6
Mexico Government International Bond	BCLY	1.000%	12/20/2011	0.346%		400	2	2	0
Mexico Government International Bond	BOA	1.000%	12/20/2011	0.346%		300	1	1	0
Pennsylvania State General Obligation Bonds, Series 2005	MSC	1.400%	03/20/2021	0.951%		200	7	0	7
Russia Government International Bond	BCLY	1.000%	12/20/2011	0.423%		200	1	1	0

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Russia Government International Bond	MLP	1.000%	12/20/2011	0.423%	$	300	$1	$1	$0
South Korea Government Bond	CITI	1.000%	12/20/2015	0.902%		200	0	2	(2)
South Korea Government Bond	DUB	1.000%	03/20/2016	0.939%		200	0	(1)	1
U.S. Treasury Notes	RBS	0.250%	06/20/2016	0.499%	EUR	200	(3)	(3)	0
U.S. Treasury Notes	SOG	0.250%	03/20/2016	0.484%		300	(4)	(5)	1
U.S. Treasury Notes	UBS	0.250%	06/20/2016	0.499%		200	(3)	(3)	0
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.478%	$	400	8	3	5
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.478%		1,600	34	14	20
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.534%		600	12	13	(1)

							$123	$(4)	$127

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	$	500	$(4)	$(18)	$14
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015		200	(1)	(5)	4
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015		100	(1)	(2)	1
MCDX-15 10-Year Index	CITI	1.000%	12/20/2020		300	(11)	(17)	6
MCDX-16 5-Year Index	GSC	1.000%	06/20/2016		200	(2)	(4)	2

						$(19)	$(46)	$27

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Floating rate equal to 3-Month JPY-LIBOR less 0.353% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	03/15/2013	JPM	$	1,870	JPY	155,210	$(56)	$1	$(57)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	500	$(2)	$0	$(2)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		700	(2)	0	(2)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		4,400	(6)	3	(9)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		6,900	67	72	(5)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	600	16	(4)	20
Receive	3-Month USD-LIBOR	2.500%	06/15/2016	CITI	$	1,000	(24)	3	(27)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BCLY		1,900	(42)	37	(79)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BNP		2,000	(44)	20	(64)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	GSC		600	(13)	18	(31)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HSBC		900	(19)	17	(36)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		1,700	(37)	40	(77)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	RBS		200	(4)	2	(6)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		200	(7)	2	(9)

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI	$	900	$(30)	$9	$(39)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		300	(10)	7	(17)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		200	(7)	6	(13)
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2016	DUB	EUR	400	2	2	0
Receive	6-Month GBP-LIBOR	2.500%	09/21/2013	GSC	GBP	3,400	(97)	(19)	(78)
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	CSFB	JPY	550,000	172	150	22
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RBS		150,000	46	40	6
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		150,000	82	(6)	88
Pay	28-Day MXN TIIE	6.590%	12/08/2015	HSBC	MXN	3,100	3	1	2
Pay	28-Day MXN TIIE	6.590%	12/08/2015	MSC		5,300	5	(6)	11
Pay	28-Day MXN TIIE	6.750%	06/08/2016	BCLY		1,700	2	1	1
Pay	28-Day MXN TIIE	6.750%	06/08/2016	HSBC		1,400	2	1	1
Pay	28-Day MXN TIIE	6.750%	06/08/2016	MSC		19,700	22	15	7
Pay	28-Day MXN TIIE	6.960%	07/27/2020	BCLY		1,000	(1)	(2)	1
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HSBC		1,700	(3)	(8)	5
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HSBC		5,000	7	2	5
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MSC		1,900	3	1	2

							$81	$404	$(323)

(h)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	23	$10	$(18)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	23	14	(1)

				$24	$(19)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	2,800	$25	$(15)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		400	2	(2)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		5,000	39	(27)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		500	4	(2)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,100	11	(4)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		800	9	(3)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		700	7	(3)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		600	7	(2)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		700	7	(3)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		600	6	(3)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		800	9	(3)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		600	4	0

								$130	$(67)

Foreign Currency Options
Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC EUR versus USD	BOA	$1.450	07/15/2011	EUR	200	$3	$(3)

Straddle Options
Description	Counterparty	Exercise Level (7)	Expiration Date	Notional Amount		Premium (7)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$	400	$2	$(3)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		300	2	(2)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011		1,300	14	(21)

						$18	$(26)

(7)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premium
Balance at 12/31/2010	49	$28,500	AUD	700	EUR	7,100	$252
Sales	134	1,600		400		6,546	151
Closing Buys	(127)	(11,600)		0		(6,900)	(126)
Expirations	(10)	(1,900)		(1,100)		(6,546)	(102)
Exercised	0	0		0		0	0

Balance at 06/30/2011	46	$16,600	AUD	0	EUR	200	$175

(i)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,231	07/2011	DUB	$0	$(33)	$(33)
Sell	BRL	103	08/2011	BCLY	0	(1)	(1)
Buy		103	08/2011	UBS	2	0	2
Buy		103	09/2011	BCLY	1	0	1
Buy	CAD	113	09/2011	BNP	2	0	2
Sell		1,913	09/2011	DUB	0	(38)	(38)
Sell		967	09/2011	RBC	0	(21)	(21)
Buy	CNY	645	09/2011	BOA	3	0	3
Buy		631	09/2011	CITI	3	0	3
Sell		2,000	09/2011	DUB	0	0	0
Buy		1,629	09/2011	HSBC	7	0	7
Buy		4,021	09/2011	JPM	19	0	19
Buy		144	11/2011	BCLY	0	0	0
Buy		866	11/2011	CITI	1	0	1
Buy		354	11/2011	JPM	0	0	0
Buy		3,091	02/2013	JPM	0	(4)	(4)
Buy		2,000	08/2013	DUB	0	(1)	(1)
Buy		438	04/2014	BCLY	0	(1)	(1)
Buy		633	04/2014	CITI	0	(2)	(2)
Buy		164	04/2014	GSC	0	0	0
Buy		292	04/2014	HSBC	0	(1)	(1)
Buy		280	04/2014	JPM	0	(1)	(1)
Buy		275	04/2014	RBS	0	(1)	(1)
Buy		584	04/2014	UBS	0	(2)	(2)
Buy		941	09/2015	BCLY	1	0	1
Buy		430	09/2015	BOA	1	0	1
Buy		3,492	09/2015	CITI	1	(2)	(1)
Buy		640	09/2015	JPM	0	0	0
Buy		431	09/2015	MSC	1	0	1
Sell	DKK	997	08/2011	CITI	4	0	4
Buy		93	08/2011	HSBC	0	0	0
Buy		442	08/2011	RBC	1	0	1
Buy	EUR	1,019	07/2011	BCLY	23	0	23
Sell		2,457	07/2011	BCLY	5	(23)	(18)
Buy		362	07/2011	BNP	0	0	0
Sell		1,922	07/2011	BNP	0	(42)	(42)
Sell		149	07/2011	BOA	0	(6)	(6)
Buy		255	07/2011	CITI	5	0	5
Buy		93	07/2011	DUB	0	0	0
Sell		209	07/2011	DUB	2	0	2
Buy		536	07/2011	JPM	13	0	13
Buy		114	07/2011	RBC	0	(1)	(1)
Buy		22	07/2011	RBS	0	0	0
Sell		928	07/2011	RBS	0	(17)	(17)
Buy		1,118	08/2011	BNP	0	(2)	(2)
Sell		550	08/2011	CITI	0	(4)	(4)
Sell		14,508	08/2011	MSC	0	(154)	(154)
Buy		726	08/2011	RBC	17	0	17
Sell		143	08/2011	RBS	0	(2)	(2)
Sell	GBP	1,446	09/2011	BCLY	45	0	45
Sell		1,446	09/2011	CITI	48	0	48
Buy		34	09/2011	RBS	0	(1)	(1)
Sell		200	09/2011	RBS	0	(1)	(1)
Sell		1,425	09/2011	UBS	55	0	55
Buy	IDR	417,960	07/2011	CITI	4	0	4
Sell		2,812,800	07/2011	CITI	0	(8)	(8)
Buy		869,140	07/2011	HSBC	9	0	9
Sell		46,630	07/2011	HSBC	0	0	0
Buy		2,473,230	07/2011	JPM	19	0	19

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	IDR	900,900	07/2011	JPM	$0	$0	$0
Buy		1,453,600	01/2012	BOA	5	0	5
Buy		46,630	07/2012	HSBC	0	0	0
Sell	INR	23,605	08/2011	BCLY	0	(5)	(5)
Buy		10,512	08/2011	CITI	11	0	11
Buy		3,500	08/2011	DUB	3	0	3
Sell		6,172	08/2011	JPM	0	(2)	(2)
Buy		25,530	08/2011	MSC	28	0	28
Sell		5,234	08/2011	MSC	0	(1)	(1)
Buy	JPY	48,595	07/2011	BOA	10	0	10
Buy		1,896	07/2011	CITI	0	0	0
Buy		73,927	07/2011	HSBC	0	0	0
Sell		276,187	07/2011	JPM	0	(134)	(134)
Buy		15,073	07/2011	RBC	0	(1)	(1)
Buy		12,071	07/2011	RBS	0	(1)	(1)
Sell		250,000	09/2011	CITI	3	0	3
Buy	KRW	155,495	08/2011	BCLY	8	0	8
Buy		570,286	08/2011	JPM	14	0	14
Sell		742,599	08/2011	JPM	0	(8)	(8)
Buy		257,947	08/2011	MSC	4	0	4
Sell		285,112	08/2011	MSC	0	(5)	(5)
Buy		70,000	08/2011	RBS	3	0	3
Buy	MXN	850	07/2011	CITI	0	(1)	(1)
Sell		2,423	07/2011	CITI	0	(6)	(6)
Buy		15,625	07/2011	HSBC	56	(3)	53
Sell		5,144	07/2011	HSBC	0	(12)	(12)
Buy		1,430	07/2011	MSC	0	(1)	(1)
Sell		12,453	07/2011	MSC	10	(5)	5
Buy		2,115	07/2011	UBS	6	(1)	5
Buy		3,743	11/2011	BCLY	0	(2)	(2)
Buy		919	11/2011	BNP	0	0	0
Buy		1,936	11/2011	CITI	0	(1)	(1)
Sell		1,213	11/2011	CITI	0	0	0
Buy		2,482	11/2011	HSBC	0	(2)	(2)
Sell		6,637	11/2011	HSBC	3	(1)	2
Buy		10,949	11/2011	MSC	0	(10)	(10)
Sell		9,506	11/2011	MSC	5	0	5
Sell		2,164	11/2011	UBS	1	0	1
Buy	MYR	100	08/2011	BCLY	1	0	1
Buy		320	08/2011	CITI	2	0	2
Buy	NOK	465	08/2011	BOA	3	0	3
Sell		2,266	08/2011	CITI	1	0	1
Sell		3,699	08/2011	HSBC	2	0	2
Buy		3,769	08/2011	MSC	0	(14)	(14)
Buy		1,263	08/2011	RBC	5	0	5
Sell	NZD	2,686	07/2011	DUB	0	(65)	(65)
Sell	PHP	10,445	11/2011	BCLY	1	0	1
Sell		5,411	11/2011	JPM	1	0	1
Sell		3,169	11/2011	MSC	0	0	0
Buy		42,270	03/2012	CITI	1	0	1
Sell		17,872	03/2012	CITI	2	0	2
Sell	SEK	1,134	08/2011	CITI	8	0	8
Buy		107	08/2011	HSBC	0	(1)	(1)
Buy		531	08/2011	RBC	0	(1)	(1)
Sell	SGD	20	09/2011	HSBC	0	0	0
Buy		95	09/2011	RBS	3	0	3
Sell	TWD	3,937	01/2012	BCLY	1	0	1
Buy		7,184	01/2012	CITI	4	0	4

					$497	$(652)	$(155)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$1,395	$0	$1,395
Mortgage-Backed Securities	0	398	0	398
Brazil
Corporate Bonds & Notes	0	122	0	122

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Canada
Asset-Backed Securities	$0	$62	$0	$62
Sovereign Issues	0	2,607	0	2,607
Cayman Islands
Corporate Bonds & Notes	0	539	0	539
Denmark
Corporate Bonds & Notes	0	6	0	6

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
France
Corporate Bonds & Notes	$0	$4,368	$0	$4,368
Sovereign Issues	0	3,398	0	3,398
Germany
Asset-Backed Securities	0	82	0	82
Corporate Bonds & Notes	0	1,164	0	1,164
Sovereign Issues	0	7,925	0	7,925
Ireland
Mortgage-Backed Securities	0	93	0	93
Italy
Corporate Bonds & Notes	0	418	0	418
Sovereign Issues	0	723	0	723
Japan
Mortgage-Backed Securities	0	112	0	112
Sovereign Issues	0	2,982	0	2,982
Jersey, Channel Islands
Corporate Bonds & Notes	0	406	0	406
Liberia
Corporate Bonds & Notes	0	214	0	214
Luxembourg
Corporate Bonds & Notes	0	140	0	140
Netherlands
Asset-Backed Securities	0	124	0	124
Corporate Bonds & Notes	0	1,338	0	1,338
Sovereign Issues	0	1,242	0	1,242
New Zealand
Sovereign Issues	0	2,142	0	2,142
Norway
Corporate Bonds & Notes	0	419	0	419
Russia
Corporate Bonds & Notes	0	358	0	358
South Korea
Sovereign Issues	0	152	0	152
Spain
Sovereign Issues	0	144	0	144

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
United Kingdom
Asset-Backed Securities	$0	$45	$0	$45
Corporate Bonds & Notes	0	3,853	0	3,853
Mortgage-Backed Securities	0	2,392	0	2,392
Sovereign Issues	0	5,702	0	5,702
United States
Asset-Backed Securities	0	1,385	0	1,385
Bank Loan Obligations	0	393	0	393
Corporate Bonds & Notes	0	10,086	0	10,086
Mortgage-Backed Securities	0	5,746	0	5,746
Municipal Bonds & Notes	0	1,536	0	1,536
Preferred Securities	20	0	493	513
U.S. Government Agencies	0	6,503	2,495	8,998
Short-Term Instruments
Certificates of Deposit	0	802	0	802
Japan Treasury Bills	0	3,105	0	3,105
U.S. Treasury Bills	0	443	0	443
PIMCO Short-Term Floating NAV Portfolio	2,032	0	0	2,032
	$2,052	$75,064	$2,988	$80,104

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	200	0	200
Foreign Exchange Contracts	0	497	0	497
Interest Rate Contracts	13	171	0	184
	$13	$868	$0	$881

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(27)	0	(27)
Foreign Exchange Contracts	0	(712)	0	(712)
Interest Rate Contracts	(3)	(580)	(26)	(609)
	$(3)	$(1,319)	$(26)	$(1,348)

Totals	$2,062	$74,613	$2,962	$79,637

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
United States
Mortgage-Backed Securities	$2	$0	$0	$0	$0	$(2)	$0	$0	$0	$0
Preferred Securities	496	0	0	0	0	(3)	0	0	493	(3)
U.S. Government Agencies	2,576	0	(95)	0	0	14	0	0	2,495	13

	$3,074	$0	$(95)	$0	$0	$9	$0	$0	$2,988	$10

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(27)	$0	$0	$0	$0	$1	$0	$0	$(26)	$1

Totals	$3,047	$0	$(95)	$0	$0	$10	$0	$0	$2,962	$11

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	Semiannual Report	June 30, 2011	19

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

June 30, 2011 (Unaudited)

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$497	$0	$497
Unrealized appreciation on swap agreements	0	200	0	0	171	371

	$0	$200	$0	$497	$171	$868

Liabilities:
Written options outstanding	$0	$0	$0	$3	$112	$115
Variation margin payable (2)	0	0	0	0	268	268
Unrealized depreciation on foreign currency contracts	0	0	0	652	0	652
Unrealized depreciation on swap agreements	0	27	0	57	494	578

	$0	$27	$0	$712	$874	$1,613

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$97	$0	$98	$137	$332
Net realized (loss) on foreign currency transactions	0	0	0	(3,753)	0	(3,753)

	$0	$97	$0	$(3,655)	$137	$(3,421)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$131	$0	$(63)	$(335)	$(267)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	416	0	416

	$0	$131	$0	$353	$(335)	$149

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $10 as reported in the Notes to Schedule of Investments.

(l)	Collateral (Received) for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)
BCLY	$17	$0	$17
BNP	(91)	0	(91)
BOA	13	0	13
CITI	35	0	35
CSFB	242	(270)	(28)
DUB	(103)	0	(103)
GSC	(125)	0	(125)
HSBC	41	0	41
JPM	(130)	0	(130)
MLP	1	0	1
MSC	(118)	(390)	(508)
RBC	(1)	0	(1)
RBS	(14)	0	(14)
SOG	(4)	0	(4)
UBS	125	(310)	(185)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

20	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  ORGANIZATION

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3).

Semiannual Report	June 30, 2011	21

Notes to Financial Statements (Cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

4.  SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option.

Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. A foreign currency option will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A short straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The short straddle profits when the underlying security price has little volatility before the expiration date. A long straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The long straddle profits when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements  The Portfolio may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Semiannual Report	June 30, 2011	25

Notes to Financial Statements (Cont.)

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net

26	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the

Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2011, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$0	$109

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales		Net Capital and Realized Gain	Change in Unrealized Appreciation	Market Value 06/30/2011	Dividend Income
$1,627	$27,703		$(27,300)	$2	$0	$2,032	$3

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Semiannual Report	June 30, 2011	27

Notes to Financial Statements (Cont.)

June 30, 2011 (Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$13,081	$9,634	$28,987	$35,276

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	1,200	11,988	4,709	47,813
Issued as reinvestment of distributions
Institutional Class	0	0	0	1
Administrative Class	80	801	370	3,705
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(1,495)	(14,891)	(4,296)	(43,865)
Net increase (decrease) resulting from Portfolio share transactions	(215)	$(2,102)	783	$7,654

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	100
Administrative Class	6	84

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)		Net Unrealized Appreciation
$3,204		$(1,836)	$1,368

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

28	PIMCO Variable Insurance Trust

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar
BRL	Brazilian Real	INR	Indian Rupee	PHP	Philippine Peso
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi	KRW	South Korean Won	SGD	Singapore Dollar
DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD	United States Dollar
GBP	British Pound	NOK	Norwegian Krone

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
MCDX	Municipal Bond Credit Derivative Index

Other Abbreviations:
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	NCUA	National Credit Union Administration
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate

Semiannual Report	June 30, 2011	29

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS21_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

United States	35.8%
United Kingdom	15.0%
Germany	11.4%
France	9.7%
Short-Term Instruments	8.0%
Other	20.1%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011

	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Foreign Bond (U.S. Dollar-Hedged) Institutional Class	1.23%	2.27%	5.88%	5.41%	5.72%
JPMorgan GBI Global ex-US Index Hedged in USD±	0.67%	0.64%	4.67%	4.49%	4.93%	**

All Portfolio returns are net of fees and expenses

* Cumulative return

** Average annual total return since 03/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.75% for Institutional Class shares.

± JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,012.28	$1,021.08
Expenses Paid During Period†	$3.74	$3.76
Net Annualized Expense Ratio	0.75%	0.75%

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

Portfolios managed to a U.S. dollar-hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that were hedged to the U.S. dollar generally underperformed unhedged portfolios over the reporting period, as the U.S. dollar underperformed most major currencies.

»	Exposure to high-quality financial corporate bonds and U.S. municipal bonds contributed to performance as spreads on these sectors narrowed early in the reporting period.

»

An overweight exposure to a basket of emerging market Asian and commodity-linked currencies contributed to performance as the Chinese renminbi, Korean won, Australian dollar, and Canadian dollar appreciated relative to the U.S. dollar.

»	An underweight exposure to the Japanese yen contributed to performance as the currency depreciated relative to the U.S. dollar.

»	Exposure to Agency mortgage-backed securities contributed to performance as spreads on these securities narrowed over U.S. Treasuries early in the reporting period.

»

A duration (or sensitivity to changes in market interest rates) overweight in core-Europe (short-end German bunds) detracted from performance as short-end government yields rose. These losses more than offset gains from a duration underweight to peripheral sovereigns in which ten-year government spreads widened relative to core countries.

»

An overweight to U.K. duration detracted from performance as ten-year government rates rose in January 2011 and February 2011; an underweight to U.K. duration later in the reporting period also detracted from performance as ten-year government rates fell in April 2011.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Institutional Class
Net asset value beginning of year or period	$9.98		$9.64	$9.58	$10.12	$10.10	$10.34
Net investment income (a)	0.11		0.22	0.38	0.37	0.36	0.38
Net realized/unrealized gain (loss) on investments	0.01		0.60	1.11	(0.59)	0.01	(0.14)
Total income (loss) from investment operations	0.12		0.82	1.49	(0.22)	0.37	0.24
Dividends from net investment income	(0.11)		(0.20)	(0.34)	(0.32)	(0.35)	(0.35)
Distributions from net realized capital gains	0.00		(0.28)	(1.07)	0.00	0.00	(0.13)
Tax basis return of capital	0.00		0.00	(0.02)	0.00	0.00	0.00
Total distributions	(0.11)		(0.48)	(1.43)	(0.32)	(0.35)	(0.48)
Net asset value end of year or period	$9.99		$9.98	$9.64	$9.58	$10.12	$10.10
Total return	1.23%		8.64%	15.77%	(2.25)%	3.77%	2.34%
Net assets end of year or period (000s)	$18		$18	$16	$14	$15	$14
Ratio of expenses to average net assets	0.75	%*	0.75%	0.76%	0.76%	0.75%	0.75%
Ratio of expenses to average net assets excluding interest expense	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	2.33	%*	2.21%	3.82%	3.70%	3.62%	3.69%
Portfolio turnover rate	59	%**	130%**	459%	655%	621%	281%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$78,072
Investments in Affiliates, at value	2,032
Cash	28
Deposits with counterparty	92
Foreign currency, at value	1,013
Receivable for investments sold	73
Receivable for Portfolio shares sold	89
Receivable for cross-currency swap exchanges	1,870
Interest and dividends receivable	835
Dividends receivable from Affiliates	1
Swap premiums paid	527
Unrealized appreciation on foreign currency contracts	497
Unrealized appreciation on swap agreements	371
Other assets	4
85,504

Liabilities:
Payable for investments purchased	$3,245
Payable for investments in Affiliates purchased	1
Payable for Portfolio shares redeemed	50
Payable for cross-currency swap exchanges	1,869
Written options outstanding	115
Deposits from counterparty	970
Accrued related party fees	55
Variation margin payable	268
Swap premiums received	181
Unrealized depreciation on foreign currency contracts	652
Unrealized depreciation on swap agreements	578
7,984

Net Assets	$77,520

Net Assets Consist of:
Paid in capital	$78,374
(Overdistributed) net investment income	(243)
Accumulated undistributed net realized (loss)	(1,701)
Net unrealized appreciation	1,090
$77,520

Net Assets:
Institutional Class	$18
Administrative Class	77,502

Shares Issued and Outstanding:
Institutional Class	2
Administrative Class	7,761

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.99
Administrative Class	9.99

Cost of Investments	$76,704
Cost of Investments in Affiliates	$2,032
Cost of Foreign Currency Held	$1,014
Premiums Received on Written Options	$175

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$1,156
Dividends	3
Dividends from Affiliate investments	3
Total Income	1,162

Expenses:
Investment advisory fees	93
Supervisory and administrative fees	186
Servicing fees – Administrative Class	56
Trustees' fees	1
Interest expense	1
Total Expenses	337

Net Investment Income	825

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	739
Net realized gain on Affiliate investments	2
Net realized gain on futures contracts, written options and swaps	332
Net realized (loss) on foreign currency transactions	(3,144)
Net change in unrealized appreciation on investments	1,911
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(267)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	416
Net (Loss)	(11)

Net Increase in Net Assets Resulting from Operations	$814

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$825	$1,673
Net realized gain (loss)	(2,073)	4,687
Net realized gain on Affiliate investments	2	0
Net change in unrealized appreciation (depreciation)	2,060	(71)
Net increase resulting from operations	814	6,289

Distributions to Shareholders:
From net investment income
Institutional Class	0 ^	0 ^
Administrative Class	(801)	(1,506)
From net realized capital gains
Institutional Class	0	0 ^
Administrative Class	0	(2,200)

Total Distributions	(801)	(3,706)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(2,102)	7,654

Total Increase (Decrease) in Net Assets	(2,089)	10,237

Net Assets:
Beginning of period	79,609	69,372
End of period*	$77,520	$79,609

*Including (overdistributed) net investment income of:	$(243)	$(267)

**	See note 11 in the Notes to Financial Statements.
^	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 2.3%

CORPORATE BONDS & NOTES 1.8%

Commonwealth Bank of Australia
3.492% due 08/13/2014		$500	$531

ING Bank Australia Ltd.
5.668% due 06/24/2014	AUD	800	864

			1,395

MORTGAGE-BACKED SECURITIES 0.5%

Medallion Trust
0.387% due 05/25/2035		$93	92

Puma Finance Ltd.
5.047% due 08/22/2037	AUD	115	119

Torrens Trust
5.270% due 10/19/2038		178	187

			398

Total Australia (Cost $1,532)			1,793

BRAZIL 0.2%

CORPORATE BONDS & NOTES 0.2%

Petrobras International Finance Co.
7.875% due 03/15/2019		$100	122

Total Brazil (Cost $120)			122

CANADA 3.4%

ASSET-BACKED SECURITIES 0.1%

Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	59	62

SOVEREIGN ISSUES 3.3%

Canada Government Bond
1.750% due 03/01/2013		2,200	2,291
2.750% due 09/01/2016		300	316

			2,607

Total Canada (Cost $2,626)			2,669

CAYMAN ISLANDS 0.7%

CORPORATE BONDS & NOTES 0.7%

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		$100	106

Transocean, Inc.
4.950% due 11/15/2015		400	433

Total Cayman Islands (Cost $500)			539

DENMARK 0.0%

CORPORATE BONDS & NOTES 0.0%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	30	6

Total Denmark (Cost $4)			6

FRANCE 10.0%

CORPORATE BONDS & NOTES 5.6%

BNP Paribas Home Loan Covered Bonds S.A.
3.750% due 12/13/2011	EUR	200	292
4.750% due 05/28/2013		300	454

Cie de Financement Foncier
2.000% due 02/17/2012		100	145
2.250% due 01/25/2013		200	290
3.625% due 01/16/2012		100	147
4.000% due 07/21/2011		200	290

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Agricole Home Loan SFH
1.024% due 07/21/2014		$400	$400

Dexia Credit Local S.A.
2.750% due 01/10/2014		1,400	1,425
2.750% due 04/29/2014		700	710

Vivendi S.A.
5.750% due 04/04/2013		200	215

			4,368

SOVEREIGN ISSUES 4.4%

France Government Bond
3.500% due 04/25/2015	EUR	600	906
4.250% due 10/25/2018		1,600	2,492

			3,398

Total France (Cost $7,637)			7,766

GERMANY 11.8%

ASSET-BACKED SECURITIES 0.1%

Driver One GmbH
1.402% due 10/21/2015	EUR	57	82

CORPORATE BONDS & NOTES 1.5%

IKB Deutsche Industriebank AG
2.125% due 09/10/2012		800	1,164

SOVEREIGN ISSUES 10.2%

FMS Wertmanagement
1.338% due 01/20/2014		500	729

Republic of Germany Government Bond
4.750% due 07/04/2028		500	824
5.500% due 01/04/2031		500	901
5.625% due 01/04/2028		1,400	2,528
6.500% due 07/04/2027		1,500	2,943

			7,925

Total Germany (Cost $8,931)			9,171

IRELAND 0.1%

MORTGAGE-BACKED SECURITIES 0.1%

Immeo Residential Finance PLC
1.631% due 12/15/2016	EUR	68	93

Total Ireland (Cost $103)			93

ITALY 1.4%

CORPORATE BONDS & NOTES 0.5%

Intesa Sanpaolo SpA
6.500% due 02/24/2021		$400	418

SOVEREIGN ISSUES 0.9%

Italy Buoni Poliennali Del Tesoro
2.000% due 06/01/2013	EUR	300	426
4.250% due 08/01/2013		200	297

			723

Total Italy (Cost $1,115)			1,141

JAPAN 4.0%

MORTGAGE-BACKED SECURITIES 0.1%

JLOC Ltd.
0.456% due 02/16/2016	JPY	9,766	112

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 3.9%

Japan Government International Bond
0.200% due 02/15/2012	JPY	240,000	$2,982

Total Japan (Cost $2,724)			3,094

JERSEY, CHANNEL ISLANDS 0.5%

CORPORATE BONDS & NOTES 0.5%

BAA Funding Ltd.
3.975% due 02/15/2014	EUR	100	147

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	200	259

Total Jersey, Channel Islands (Cost $405)			406

LIBERIA 0.3%

CORPORATE BONDS & NOTES 0.3%

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		$200	214

Total Liberia (Cost $190)			214

LUXEMBOURG 0.2%

CORPORATE BONDS & NOTES 0.2%

Telenet Finance Luxembourg S.C.A
6.375% due 11/15/2020	EUR	100	140

Total Luxembourg (Cost $131)			140

NETHERLANDS 3.5%

ASSET-BACKED SECURITIES 0.2%

Globaldrive BV
3.000% due 07/20/2015	EUR	85	124

CORPORATE BONDS & NOTES 1.7%

ABN AMRO Bank NV
3.250% due 01/18/2013		200	294
3.750% due 01/12/2012		100	147

Fortis Bank Nederland NV
3.375% due 05/19/2014		500	748

LeasePlan Corp. NV
3.250% due 05/22/2014		100	149

			1,338

SOVEREIGN ISSUES 1.6%

Netherlands Government Bond
4.000% due 07/15/2018		600	925
4.500% due 07/15/2017		200	317

			1,242

Total Netherlands (Cost $2,500)			2,704

NEW ZEALAND 2.8%

SOVEREIGN ISSUES 2.8%

New Zealand Government Bond
5.000% due 03/15/2019	NZD	1,400	1,168
6.000% due 05/15/2021		1,100	974

Total New Zealand (Cost $1,939)			2,142

NORWAY 0.5%

CORPORATE BONDS & NOTES 0.5%

DnB NOR Boligkreditt
2.375% due 07/20/2016	EUR	300	419

Total Norway (Cost $386)			419

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RUSSIA 0.5%

CORPORATE BONDS & NOTES 0.5%

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$300	$358

Total Russia (Cost $346)			358

SOUTH KOREA 0.2%

SOVEREIGN ISSUES 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	100	152

Total South Korea (Cost $154)			152

SPAIN 0.2%

SOVEREIGN ISSUES 0.2%

Instituto de Credito Oficial
3.276% due 03/25/2014	EUR	100	144

Total Spain (Cost $142)			144

UNITED KINGDOM 15.5%

ASSET-BACKED SECURITIES 0.1%

Bumper S.A.
2.994% due 06/20/2022	EUR	31	45

CORPORATE BONDS & NOTES 5.0%

Abbey National Treasury Services PLC
3.125% due 06/30/2014		600	866

Bank of Scotland PLC
4.375% due 07/13/2016		100	148

BP Capital Markets PLC
3.125% due 10/01/2015		$100	103

HBOS PLC
6.750% due 05/21/2018		200	193

Lloyds TSB Bank PLC
2.624% due 01/24/2014		200	203
12.000% due 12/29/2049		200	218

Nationwide Building Society
2.500% due 08/17/2012		400	409
4.625% due 09/13/2012	EUR	100	149
5.500% due 07/18/2012		$800	836

Royal Bank of Scotland Group PLC
2.750% due 06/18/2013	EUR	500	728

			3,853

MORTGAGE-BACKED SECURITIES 3.1%

Arran Residential Mortgages Funding PLC
2.620% due 05/16/2047		263	381

Granite Master Issuer PLC
0.356% due 12/20/2054		$100	83

Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	200	291
2.727% due 10/15/2054		400	582

Mansard Mortgages PLC
1.474% due 12/15/2049	GBP	391	545

Newgate Funding PLC
1.824% due 12/15/2050		400	510

			2,392

SOVEREIGN ISSUES 7.3%

United Kingdom Gilt
3.750% due 09/07/2019		200	335
4.250% due 12/07/2027		200	327

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 06/07/2032	GBP	100	$161
4.250% due 03/07/2036		100	160
4.500% due 03/07/2019		1,200	2,125
4.500% due 09/07/2034		400	664
4.750% due 12/07/2030		900	1,552
5.000% due 03/07/2025		100	179
6.000% due 12/07/2028		100	199

			5,702

Total United Kingdom (Cost $11,602)			11,992

UNITED STATES 37.0%

ASSET-BACKED SECURITIES 1.8%

Amortizing Residential Collateral Trust
0.766% due 07/25/2032		$1	1
0.886% due 10/25/2031		2	1

Amresco Residential Securities Mortgage Loan Trust
1.126% due 06/25/2029		1	1

Asset-Backed Funding Certificates
0.246% due 01/25/2037		1	1

Bear Stearns Asset-Backed Securities Trust
0.256% due 12/25/2036		54	50

Credit Suisse First Boston Mortgage Securities Corp.
0.806% due 01/25/2032		2	1

First Alliance Mortgage Loan Trust
0.416% due 12/20/2027		1	1

First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036		4	4

Ford Credit Auto Owner Trust
1.607% due 06/15/2012		3	3

Indymac Residential Asset-Backed Trust
0.636% due 08/25/2035		200	160

Long Beach Mortgage Loan Trust
0.746% due 10/25/2034		12	10

Residential Asset Securities Corp.
0.686% due 07/25/2032 (a)		3	2

SACO I, Inc.
0.306% due 05/25/2036		4	4

SLM Student Loan Trust
0.774% due 10/25/2017		400	401
1.774% due 04/25/2023		716	739

Structured Asset Securities Corp.
0.236% due 10/25/2036		2	3
0.476% due 01/25/2033		3	3

			1,385

BANK LOAN OBLIGATIONS 0.5%

AGFS Funding Co.
5.500% due 05/10/2017		400	393

CORPORATE BONDS & NOTES 13.0%

Ally Financial, Inc.
3.646% due 06/20/2014		200	196
6.625% due 05/15/2012		300	307
6.875% due 08/28/2012		200	208
7.000% due 02/01/2012		200	204

American International Group, Inc.
8.000% due 05/22/2068	EUR	400	582

AutoZone, Inc.
5.875% due 10/15/2012		$1,000	1,057

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	300	441
4.250% due 04/05/2017		200	292

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Cos. LLC
6.400% due 10/02/2017		$100	$114

CIT Group, Inc.
5.250% due 04/01/2014		300	300

Citigroup, Inc.
0.522% due 06/09/2016		200	184
1.733% due 01/13/2014		100	101
5.500% due 10/15/2014		400	435

Computer Sciences Corp.
5.000% due 02/15/2013		369	388

Ford Motor Credit Co. LLC
9.875% due 08/10/2011		400	403

International Lease Finance Corp.
5.400% due 02/15/2012		100	102
5.875% due 05/01/2013		200	206
6.500% due 09/01/2014		200	213
6.750% due 09/01/2016		200	214

iStar Financial, Inc.
5.150% due 03/01/2012		100	101

JPMorgan Chase & Co., Inc. CPI Linked Bond
4.411% due 02/15/2012		10	10

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		300	81
6.875% due 05/02/2018 (a)		200	55

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		200	217

Merrill Lynch & Co., Inc.
1.799% due 07/22/2014	EUR	300	424
6.750% due 05/21/2013		200	308
6.875% due 04/25/2018		$200	221

Morgan Stanley
1.730% due 11/29/2013	EUR	340	481

Nationwide Health Properties, Inc.
6.500% due 07/15/2011		$100	100

State Street Capital Trust IV
1.247% due 06/01/2077		100	81

Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,095

Viacom, Inc.
6.125% due 10/05/2017		200	229

WM Covered Bond Program
3.875% due 09/27/2011	EUR	300	437
4.375% due 05/19/2014		200	299

			10,086

MORTGAGE-BACKED SECURITIES 7.4%

American Home Mortgage Investment Trust
1.896% due 09/25/2045		$130	107

Banc of America Mortgage Securities, Inc.
2.881% due 02/25/2036		129	104

BCAP LLC Trust
0.356% due 01/25/2037		159	84

Bear Stearns Adjustable Rate Mortgage Trust
2.593% due 08/25/2033		8	8
2.710% due 03/25/2035		131	123
2.731% due 03/25/2035		16	15
5.137% due 08/25/2035		100	99

Bear Stearns Alt-A Trust
0.346% due 02/25/2034		118	93
2.897% due 03/25/2036		156	80
2.916% due 09/25/2035		77	56
2.920% due 11/25/2035 (a)		75	44
4.627% due 11/25/2036		166	106
5.980% due 08/25/2036		105	66

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Structured Products, Inc.
5.027% due 12/26/2046	$63	$42

Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035	24	23
2.450% due 08/25/2035	40	35

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	300	319

Countrywide Alternative Loan Trust
0.396% due 03/20/2046	144	82
0.466% due 02/25/2037	121	69
0.526% due 11/20/2035	182	115
1.278% due 12/25/2035	193	120
1.778% due 11/25/2035	35	20
5.250% due 06/25/2035	30	26
6.000% due 04/25/2037	51	34

Countrywide Home Loan Mortgage Pass-Through Trust
0.416% due 05/25/2035	66	45
0.506% due 03/25/2035	131	75
0.516% due 02/25/2035	16	12
2.923% due 08/25/2034	69	51
3.094% due 11/25/2034	24	21

Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	2	2

Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	273	141

DBUBS Mortgage Trust
0.319% due 11/10/2046 (b)	400	7
1.573% due 11/10/2046 (b)	996	63

Greenpoint Mortgage Funding Trust
0.266% due 01/25/2047 (a)	33	31

GSR Mortgage Loan Trust
2.804% due 01/25/2036	198	163
2.879% due 09/25/2035	300	260

Harborview Mortgage Loan Trust
0.406% due 05/19/2035	61	41
2.954% due 05/19/2033	12	12

Indymac Index Mortgage Loan Trust
0.426% due 07/25/2035	52	32

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	28	26

JPMorgan Chase Commercial Mortgage Securities Corp.
2.749% due 11/15/2043	193	192

JPMorgan Mortgage Trust
5.317% due 02/25/2036	113	99
5.456% due 07/27/2037	258	217

Mellon Residential Funding Corp.
0.627% due 12/15/2030	21	20

Merrill Lynch Floating Trust
0.728% due 07/09/2021	200	192

MLCC Mortgage Investors, Inc.
1.653% due 10/25/2035	36	33

Morgan Stanley Mortgage Loan Trust
2.301% due 06/25/2036	137	130

Residential Accredit Loans, Inc.
0.336% due 02/25/2047	64	30
0.366% due 06/25/2046	163	60
0.396% due 04/25/2046	140	59

Structured Adjustable Rate Mortgage Loan Trust
2.593% due 04/25/2034	20	17

Structured Asset Mortgage Investments, Inc.
0.396% due 05/25/2046	25	14
0.406% due 05/25/2036	181	101
0.406% due 09/25/2047	200	79

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.416% due 05/25/2045	$49	$31
0.536% due 03/19/2034	15	13
0.766% due 07/19/2034	8	7
0.846% due 09/19/2032	7	6
1.778% due 08/25/2047	81	43

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	194	43

Thornburg Mortgage Securities Trust
0.296% due 11/25/2046	68	67

Wachovia Bank Commercial Mortgage Trust
0.277% due 09/15/2021	153	148

Wachovia Mortgage Loan Trust LLC
3.065% due 10/20/2035	300	232

WaMu Mortgage Pass-Through Certificates
0.416% due 04/25/2045	18	15
0.496% due 01/25/2045	16	13
1.258% due 06/25/2046	89	67
1.278% due 02/25/2046	200	151
2.255% due 03/25/2033	30	29
2.579% due 03/25/2035	192	178
2.609% due 02/27/2034	15	16

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.218% due 07/25/2046	64	26

Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036	143	129
2.802% due 04/25/2036	25	23
2.819% due 03/25/2036	221	187
2.917% due 06/25/2035	91	89
3.149% due 07/25/2036	169	138

		5,746

MUNICIPAL BONDS & NOTES 2.0%

California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	100	111
7.550% due 04/01/2039	400	458

California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	100	115

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	200	201

Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	200	214

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	200	233

New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	100	101

Pasadena, California Public Financing Authority Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	100	103

		1,536

	SHARES
PREFERRED SECURITIES 0.7%

DG Funding Trust
0.553% due 12/31/2049	65	493

SLM Corp.
5.619% due 01/16/2018	900	20

		513

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 11.6%

Fannie Mae
0.306% due 03/25/2034		$17	$17
0.336% due 08/25/2034		11	10
0.536% due 09/25/2042		47	47
0.616% due 11/25/2040		373	373
0.636% due 11/25/2040		376	376
1.495% due 10/01/2044		42	43
2.140% due 12/01/2034		17	17
2.534% due 05/25/2035		40	41
2.680% due 11/01/2034		117	123
4.000% due 02/01/2041 - 07/01/2041		3,994	3,995
5.480% due 07/01/2018		200	214
6.000% due 07/25/2044		31	34

Freddie Mac
0.687% due 12/15/2032		56	56
0.787% due 12/15/2037		220	222
1.484% due 10/25/2044		108	109
2.520% due 02/01/2029		12	13
4.684% due 03/01/2035		85	90
5.016% due 04/01/2035		219	231

Ginnie Mae
3.375% due 04/20/2028 - 06/20/2030		8	8

NCUA Guaranteed Notes
0.660% due 11/05/2020		2,018	2,015
0.750% due 12/08/2020		477	480

Tennessee Valley Authority
6.250% due 12/15/2017		400	484

			8,998

Total United States (Cost $29,295)			28,657

SHORT-TERM INSTRUMENTS 8.2%

CERTIFICATES OF DEPOSIT 1.0%

Banco Do Brasil S.A.
0.000% due 02/15/2012		$400	402

Itau Unibanco S.A.
1.350% due 07/19/2011		400	400

			802

JAPAN TREASURY BILLS 4.0%
0.101% due 09/20/2011	JPY	250,000	3,105

U.S. TREASURY BILLS 0.6%
0.113% due 07/07/2011 - 09/15/2011 (c) (f)		$443	443

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.6%
		202,766	2,032

Total Short-Term Instruments (Cost $6,354)			6,382

Total Investments 103.3% (Cost $78,736)			$80,104

Written Options (h) (0.1%) (Premiums $175)			(115)

Other Assets and Liabilities (Net) (3.2%)			(2,469)

Net Assets 100.0%			$77,520

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Affiliated to the Portfolio.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $1,629 at a weighted average interest rate of 0.164%. On June 30, 2011, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $443 and cash of $92 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Canada Government 10-Year Bond September Futures	Long	09/2011	15	$3
Euro-Bobl September Futures	Long	09/2011	64	(3)
Euro-Bund 10-Year Bond September Futures	Long	09/2011	95	3
Japan Government 10-Year Bond September Futures	Long	09/2011	1	6
United Kingdom Government 10-Year Gilt September Futures	Long	09/2011	8	1

				$10

(g)	Swap agreements outstanding on June 30, 2011:

Credit	Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.185%	$	1,000	$(7)	$0	$(7)
Computer Sciences Corp.	BOA	(0.570%	)	03/20/2013	0.618%		369	0	0	0
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	1.575%		100	1	0	1
International Lease Finance Corp.	GSC	(5.000%	)	06/20/2013	2.660%		200	(9)	(9)	0
iStar Financial, Inc.	CSFB	(0.450%	)	03/20/2012	4.298%		100	3	0	3
Marsh & McLennan Cos., Inc.	BCLY	(1.160%	)	09/20/2014	0.645%		200	(3)	0	(3)
Nationwide Health Properties, Inc.	DUB	(0.620%	)	09/20/2011	0.353%		100	0	0	0
Royal Caribbean Cruises Ltd.	BOA	(3.190%	)	03/20/2018	3.677%		200	5	0	5
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.853%		1,000	28	0	28
Viacom, Inc.	BOA	(1.110%	)	12/20/2017	0.839%		200	(3)	0	(3)
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	0.513%		100	(2)	0	(2)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	0.513%		100	(3)	0	(3)

								$10	$(9)	$19

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	2.131%	$	100	$4	$2	$2
Australia Government Bond	BOA	1.000%	06/20/2015	0.444%		300	6	5	1
Australia Government Bond	DUB	1.000%	03/20/2016	0.507%		200	4	4	0
Australia Government Bond	GSC	1.000%	06/20/2016	0.527%		100	2	2	0
Australia Government Bond	MSC	1.000%	06/20/2016	0.527%		100	2	2	0
Australia Government Bond	RBS	1.000%	03/20/2016	0.507%		400	9	9	0
BP Capital Markets America, Inc.	BCLY	1.000%	12/20/2015	0.748%		400	5	(7)	12
Brazil Government International Bond	BOA	1.000%	12/20/2011	0.322%		100	1	1	0
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.322%		300	1	1	0
California State General Obligation Bonds, Series 2003	CITI	2.760%	03/20/2021	1.651%		200	16	0	16
California State General Obligation Bonds, Series 2003	MSC	1.350%	06/20/2016	1.376%		200	0	0	0
California State General Obligation Bonds, Series 2003	MSC	2.950%	12/20/2020	1.645%		400	37	0	37
California State General Obligation Bonds, Series 2003	MSC	2.150%	03/20/2021	1.651%		100	4	0	4
China Government International Bond	DUB	1.000%	12/20/2015	0.749%		500	5	11	(6)
China Government International Bond	DUB	1.000%	03/20/2016	0.783%		400	4	4	0
Connecticut State General Obligation Notes, Series 2007	MSC	1.630%	03/20/2021	1.258%		100	3	0	3
France Government Bond	BOA	0.250%	12/20/2015	0.700%		500	(9)	(12)	3
France Government Bond	DUB	0.250%	12/20/2015	0.700%		1,200	(24)	(30)	6
France Government Bond	UBS	0.250%	12/20/2015	0.700%		100	(2)	(2)	0
France Government Bond	UBS	0.250%	03/20/2016	0.739%		400	(9)	(16)	7
Illinois State General Obligation Bonds, Series 2006	CITI	2.900%	03/20/2021	2.142%		100	5	0	5
Japan Government International Bond	UBS	1.000%	03/20/2016	0.832%		400	3	(3)	6
Mexico Government International Bond	BCLY	1.000%	12/20/2011	0.346%		400	2	2	0
Mexico Government International Bond	BOA	1.000%	12/20/2011	0.346%		300	1	1	0
Pennsylvania State General Obligation Bonds, Series 2005	MSC	1.400%	03/20/2021	0.951%		200	7	0	7
Russia Government International Bond	BCLY	1.000%	12/20/2011	0.423%		200	1	1	0

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Russia Government International Bond	MLP	1.000%	12/20/2011	0.423%	$	300	$1	$1	$0
South Korea Government Bond	CITI	1.000%	12/20/2015	0.902%		200	0	2	(2)
South Korea Government Bond	DUB	1.000%	03/20/2016	0.939%		200	0	(1)	1
U.S. Treasury Notes	RBS	0.250%	06/20/2016	0.499%	EUR	200	(3)	(3)	0
U.S. Treasury Notes	SOG	0.250%	03/20/2016	0.484%		300	(4)	(5)	1
U.S. Treasury Notes	UBS	0.250%	06/20/2016	0.499%		200	(3)	(3)	0
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.478%	$	400	8	3	5
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.478%		1,600	34	14	20
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.534%		600	12	13	(1)

							$123	$(4)	$127

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	$	500	$(4)	$(18)	$14
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015		200	(1)	(5)	4
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015		100	(1)	(2)	1
MCDX-15 10-Year Index	CITI	1.000%	12/20/2020		300	(11)	(17)	6
MCDX-16 5-Year Index	GSC	1.000%	06/20/2016		200	(2)	(4)	2

						$(19)	$(46)	$27

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Floating rate equal to 3-Month JPY-LIBOR less 0.353% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	03/15/2013	JPM	$	1,870	JPY	155,210	$(56)	$1	$(57)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	500	$(2)	$0	$(2)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		700	(2)	0	(2)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		4,400	(6)	3	(9)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		6,900	67	72	(5)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	600	16	(4)	20
Receive	3-Month USD-LIBOR	2.500%	06/15/2016	CITI	$	1,000	(24)	3	(27)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BCLY		1,900	(42)	37	(79)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BNP		2,000	(44)	20	(64)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	GSC		600	(13)	18	(31)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HSBC		900	(19)	17	(36)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		1,700	(37)	40	(77)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	RBS		200	(4)	2	(6)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		200	(7)	2	(9)

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI	$	900	$(30)	$9	$(39)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		300	(10)	7	(17)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		200	(7)	6	(13)
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2016	DUB	EUR	400	2	2	0
Receive	6-Month GBP-LIBOR	2.500%	09/21/2013	GSC	GBP	3,400	(97)	(19)	(78)
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	CSFB	JPY	550,000	172	150	22
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RBS		150,000	46	40	6
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		150,000	82	(6)	88
Pay	28-Day MXN TIIE	6.590%	12/08/2015	HSBC	MXN	3,100	3	1	2
Pay	28-Day MXN TIIE	6.590%	12/08/2015	MSC		5,300	5	(6)	11
Pay	28-Day MXN TIIE	6.750%	06/08/2016	BCLY		1,700	2	1	1
Pay	28-Day MXN TIIE	6.750%	06/08/2016	HSBC		1,400	2	1	1
Pay	28-Day MXN TIIE	6.750%	06/08/2016	MSC		19,700	22	15	7
Pay	28-Day MXN TIIE	6.960%	07/27/2020	BCLY		1,000	(1)	(2)	1
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HSBC		1,700	(3)	(8)	5
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HSBC		5,000	7	2	5
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MSC		1,900	3	1	2

							$81	$404	$(323)

(h)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	23	$10	$(18)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	23	14	(1)

				$24	$(19)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	2,800	$25	$(15)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		400	2	(2)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		5,000	39	(27)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		500	4	(2)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,100	11	(4)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		800	9	(3)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		700	7	(3)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		600	7	(2)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		700	7	(3)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		600	6	(3)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		800	9	(3)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		600	4	0

								$130	$(67)

Foreign Currency Options
Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC EUR versus USD	BOA	$1.450	07/15/2011	EUR	200	$3	$(3)

Straddle Options
Description	Counterparty	Exercise Level (7)	Expiration Date	Notional Amount		Premium (7)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$	400	$2	$(3)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		300	2	(2)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011		1,300	14	(21)

						$18	$(26)

(7)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premium
Balance at 12/31/2010	49	$28,500	AUD	700	EUR	7,100	$252
Sales	134	1,600		400		6,546	151
Closing Buys	(127)	(11,600)		0		(6,900)	(126)
Expirations	(10)	(1,900)		(1,100)		(6,546)	(102)
Exercised	0	0		0		0	0

Balance at 06/30/2011	46	$16,600	AUD	0	EUR	200	$175

(i)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,231	07/2011	DUB	$0	$(33)	$(33)
Sell	BRL	103	08/2011	BCLY	0	(1)	(1)
Buy		103	08/2011	UBS	2	0	2
Buy		103	09/2011	BCLY	1	0	1
Buy	CAD	113	09/2011	BNP	2	0	2
Sell		1,913	09/2011	DUB	0	(38)	(38)
Sell		967	09/2011	RBC	0	(21)	(21)
Buy	CNY	645	09/2011	BOA	3	0	3
Buy		631	09/2011	CITI	3	0	3
Sell		2,000	09/2011	DUB	0	0	0
Buy		1,629	09/2011	HSBC	7	0	7
Buy		4,021	09/2011	JPM	19	0	19
Buy		144	11/2011	BCLY	0	0	0
Buy		866	11/2011	CITI	1	0	1
Buy		354	11/2011	JPM	0	0	0
Buy		3,091	02/2013	JPM	0	(4)	(4)
Buy		2,000	08/2013	DUB	0	(1)	(1)
Buy		438	04/2014	BCLY	0	(1)	(1)
Buy		633	04/2014	CITI	0	(2)	(2)
Buy		164	04/2014	GSC	0	0	0
Buy		292	04/2014	HSBC	0	(1)	(1)
Buy		280	04/2014	JPM	0	(1)	(1)
Buy		275	04/2014	RBS	0	(1)	(1)
Buy		584	04/2014	UBS	0	(2)	(2)
Buy		941	09/2015	BCLY	1	0	1
Buy		430	09/2015	BOA	1	0	1
Buy		3,492	09/2015	CITI	1	(2)	(1)
Buy		640	09/2015	JPM	0	0	0
Buy		431	09/2015	MSC	1	0	1
Sell	DKK	997	08/2011	CITI	4	0	4
Buy		93	08/2011	HSBC	0	0	0
Buy		442	08/2011	RBC	1	0	1
Buy	EUR	1,019	07/2011	BCLY	23	0	23
Sell		2,457	07/2011	BCLY	5	(23)	(18)
Buy		362	07/2011	BNP	0	0	0
Sell		1,922	07/2011	BNP	0	(42)	(42)
Sell		149	07/2011	BOA	0	(6)	(6)
Buy		255	07/2011	CITI	5	0	5
Buy		93	07/2011	DUB	0	0	0
Sell		209	07/2011	DUB	2	0	2
Buy		536	07/2011	JPM	13	0	13
Buy		114	07/2011	RBC	0	(1)	(1)
Buy		22	07/2011	RBS	0	0	0
Sell		928	07/2011	RBS	0	(17)	(17)
Buy		1,118	08/2011	BNP	0	(2)	(2)
Sell		550	08/2011	CITI	0	(4)	(4)
Sell		14,508	08/2011	MSC	0	(154)	(154)
Buy		726	08/2011	RBC	17	0	17
Sell		143	08/2011	RBS	0	(2)	(2)
Sell	GBP	1,446	09/2011	BCLY	45	0	45
Sell		1,446	09/2011	CITI	48	0	48
Buy		34	09/2011	RBS	0	(1)	(1)
Sell		200	09/2011	RBS	0	(1)	(1)
Sell		1,425	09/2011	UBS	55	0	55
Buy	IDR	417,960	07/2011	CITI	4	0	4
Sell		2,812,800	07/2011	CITI	0	(8)	(8)
Buy		869,140	07/2011	HSBC	9	0	9
Sell		46,630	07/2011	HSBC	0	0	0
Buy		2,473,230	07/2011	JPM	19	0	19

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	IDR	900,900	07/2011	JPM	$0	$0	$0
Buy		1,453,600	01/2012	BOA	5	0	5
Buy		46,630	07/2012	HSBC	0	0	0
Sell	INR	23,605	08/2011	BCLY	0	(5)	(5)
Buy		10,512	08/2011	CITI	11	0	11
Buy		3,500	08/2011	DUB	3	0	3
Sell		6,172	08/2011	JPM	0	(2)	(2)
Buy		25,530	08/2011	MSC	28	0	28
Sell		5,234	08/2011	MSC	0	(1)	(1)
Buy	JPY	48,595	07/2011	BOA	10	0	10
Buy		1,896	07/2011	CITI	0	0	0
Buy		73,927	07/2011	HSBC	0	0	0
Sell		276,187	07/2011	JPM	0	(134)	(134)
Buy		15,073	07/2011	RBC	0	(1)	(1)
Buy		12,071	07/2011	RBS	0	(1)	(1)
Sell		250,000	09/2011	CITI	3	0	3
Buy	KRW	155,495	08/2011	BCLY	8	0	8
Buy		570,286	08/2011	JPM	14	0	14
Sell		742,599	08/2011	JPM	0	(8)	(8)
Buy		257,947	08/2011	MSC	4	0	4
Sell		285,112	08/2011	MSC	0	(5)	(5)
Buy		70,000	08/2011	RBS	3	0	3
Buy	MXN	850	07/2011	CITI	0	(1)	(1)
Sell		2,423	07/2011	CITI	0	(6)	(6)
Buy		15,625	07/2011	HSBC	56	(3)	53
Sell		5,144	07/2011	HSBC	0	(12)	(12)
Buy		1,430	07/2011	MSC	0	(1)	(1)
Sell		12,453	07/2011	MSC	10	(5)	5
Buy		2,115	07/2011	UBS	6	(1)	5
Buy		3,743	11/2011	BCLY	0	(2)	(2)
Buy		919	11/2011	BNP	0	0	0
Buy		1,936	11/2011	CITI	0	(1)	(1)
Sell		1,213	11/2011	CITI	0	0	0
Buy		2,482	11/2011	HSBC	0	(2)	(2)
Sell		6,637	11/2011	HSBC	3	(1)	2
Buy		10,949	11/2011	MSC	0	(10)	(10)
Sell		9,506	11/2011	MSC	5	0	5
Sell		2,164	11/2011	UBS	1	0	1
Buy	MYR	100	08/2011	BCLY	1	0	1
Buy		320	08/2011	CITI	2	0	2
Buy	NOK	465	08/2011	BOA	3	0	3
Sell		2,266	08/2011	CITI	1	0	1
Sell		3,699	08/2011	HSBC	2	0	2
Buy		3,769	08/2011	MSC	0	(14)	(14)
Buy		1,263	08/2011	RBC	5	0	5
Sell	NZD	2,686	07/2011	DUB	0	(65)	(65)
Sell	PHP	10,445	11/2011	BCLY	1	0	1
Sell		5,411	11/2011	JPM	1	0	1
Sell		3,169	11/2011	MSC	0	0	0
Buy		42,270	03/2012	CITI	1	0	1
Sell		17,872	03/2012	CITI	2	0	2
Sell	SEK	1,134	08/2011	CITI	8	0	8
Buy		107	08/2011	HSBC	0	(1)	(1)
Buy		531	08/2011	RBC	0	(1)	(1)
Sell	SGD	20	09/2011	HSBC	0	0	0
Buy		95	09/2011	RBS	3	0	3
Sell	TWD	3,937	01/2012	BCLY	1	0	1
Buy		7,184	01/2012	CITI	4	0	4

					$497	$(652)	$(155)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$1,395	$0	$1,395
Mortgage-Backed Securities	0	398	0	398
Brazil
Corporate Bonds & Notes	0	122	0	122

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Canada
Asset-Backed Securities	$0	$62	$0	$62
Sovereign Issues	0	2,607	0	2,607
Cayman Islands
Corporate Bonds & Notes	0	539	0	539
Denmark
Corporate Bonds & Notes	0	6	0	6

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
France
Corporate Bonds & Notes	$0	$4,368	$0	$4,368
Sovereign Issues	0	3,398	0	3,398
Germany
Asset-Backed Securities	0	82	0	82
Corporate Bonds & Notes	0	1,164	0	1,164
Sovereign Issues	0	7,925	0	7,925
Ireland
Mortgage-Backed Securities	0	93	0	93
Italy
Corporate Bonds & Notes	0	418	0	418
Sovereign Issues	0	723	0	723
Japan
Mortgage-Backed Securities	0	112	0	112
Sovereign Issues	0	2,982	0	2,982
Jersey, Channel Islands
Corporate Bonds & Notes	0	406	0	406
Liberia
Corporate Bonds & Notes	0	214	0	214
Luxembourg
Corporate Bonds & Notes	0	140	0	140
Netherlands
Asset-Backed Securities	0	124	0	124
Corporate Bonds & Notes	0	1,338	0	1,338
Sovereign Issues	0	1,242	0	1,242
New Zealand
Sovereign Issues	0	2,142	0	2,142
Norway
Corporate Bonds & Notes	0	419	0	419
Russia
Corporate Bonds & Notes	0	358	0	358
South Korea
Sovereign Issues	0	152	0	152
Spain
Sovereign Issues	0	144	0	144

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
United Kingdom
Asset-Backed Securities	$0	$45	$0	$45
Corporate Bonds & Notes	0	3,853	0	3,853
Mortgage-Backed Securities	0	2,392	0	2,392
Sovereign Issues	0	5,702	0	5,702
United States
Asset-Backed Securities	0	1,385	0	1,385
Bank Loan Obligations	0	393	0	393
Corporate Bonds & Notes	0	10,086	0	10,086
Mortgage-Backed Securities	0	5,746	0	5,746
Municipal Bonds & Notes	0	1,536	0	1,536
Preferred Securities	20	0	493	513
U.S. Government Agencies	0	6,503	2,495	8,998
Short-Term Instruments
Certificates of Deposit	0	802	0	802
Japan Treasury Bills	0	3,105	0	3,105
U.S. Treasury Bills	0	443	0	443
PIMCO Short-Term Floating NAV Portfolio	2,032	0	0	2,032
	$2,052	$75,064	$2,988	$80,104

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	200	0	200
Foreign Exchange Contracts	0	497	0	497
Interest Rate Contracts	13	171	0	184
	$13	$868	$0	$881

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(27)	0	(27)
Foreign Exchange Contracts	0	(712)	0	(712)
Interest Rate Contracts	(3)	(580)	(26)	(609)
	$(3)	$(1,319)	$(26)	$(1,348)

Totals	$2,062	$74,613	$2,962	$79,637

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
United States
Mortgage-Backed Securities	$2	$0	$0	$0	$0	$(2)	$0	$0	$0	$0
Preferred Securities	496	0	0	0	0	(3)	0	0	493	(3)
U.S. Government Agencies	2,576	0	(95)	0	0	14	0	0	2,495	13

	$3,074	$0	$(95)	$0	$0	$9	$0	$0	$2,988	$10

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(27)	$0	$0	$0	$0	$1	$0	$0	$(26)	$1

Totals	$3,047	$0	$(95)	$0	$0	$10	$0	$0	$2,962	$11

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	Semiannual Report	June 30, 2011	19

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

June 30, 2011 (Unaudited)

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$497	$0	$497
Unrealized appreciation on swap agreements	0	200	0	0	171	371

	$0	$200	$0	$497	$171	$868

Liabilities:
Written options outstanding	$0	$0	$0	$3	$112	$115
Variation margin payable (2)	0	0	0	0	268	268
Unrealized depreciation on foreign currency contracts	0	0	0	652	0	652
Unrealized depreciation on swap agreements	0	27	0	57	494	578

	$0	$27	$0	$712	$874	$1,613

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$97	$0	$98	$137	$332
Net realized (loss) on foreign currency transactions	0	0	0	(3,753)	0	(3,753)

	$0	$97	$0	$(3,655)	$137	$(3,421)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$131	$0	$(63)	$(335)	$(267)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	416	0	416

	$0	$131	$0	$353	$(335)	$149

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $10 as reported in the Notes to Schedule of Investments.

(l)	Collateral (Received) for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)
BCLY	$17	$0	$17
BNP	(91)	0	(91)
BOA	13	0	13
CITI	35	0	35
CSFB	242	(270)	(28)
DUB	(103)	0	(103)
GSC	(125)	0	(125)
HSBC	41	0	41
JPM	(130)	0	(130)
MLP	1	0	1
MSC	(118)	(390)	(508)
RBC	(1)	0	(1)
RBS	(14)	0	(14)
SOG	(4)	0	(4)
UBS	125	(310)	(185)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

20	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  ORGANIZATION

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3).

Semiannual Report	June 30, 2011	21

Notes to Financial Statements (Cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

4.  SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option.

Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. A foreign currency option will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A short straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The short straddle profits when the underlying security price has little volatility before the expiration date. A long straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The long straddle profits when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements  The Portfolio may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Semiannual Report	June 30, 2011	25

Notes to Financial Statements (Cont.)

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net

26	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the

Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2011, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$0	$109

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales		Net Capital and Realized Gain	Change in Unrealized Appreciation	Market Value 06/30/2011	Dividend Income
$1,627	$27,703		$(27,300)	$2	$0	$2,032	$3

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Semiannual Report	June 30, 2011	27

Notes to Financial Statements (Cont.)

June 30, 2011 (Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$13,081	$9,634	$28,987	$35,276

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	1,200	11,988	4,709	47,813
Issued as reinvestment of distributions
Institutional Class	0	0	0	1
Administrative Class	80	801	370	3,705
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(1,495)	(14,891)	(4,296)	(43,865)
Net increase (decrease) resulting from Portfolio share transactions	(215)	$(2,102)	783	$7,654

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	100
Administrative Class	6	84

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)		Net Unrealized Appreciation
$3,204		$(1,836)	$1,368

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

28	PIMCO Variable Insurance Trust

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar
BRL	Brazilian Real	INR	Indian Rupee	PHP	Philippine Peso
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi	KRW	South Korean Won	SGD	Singapore Dollar
DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD	United States Dollar
GBP	British Pound	NOK	Norwegian Krone

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
MCDX	Municipal Bond Credit Derivative Index

Other Abbreviations:
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	NCUA	National Credit Union Administration
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate

Semiannual Report	June 30, 2011	29

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS23_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Global Advantage Strategy Bond Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Global Advantage Strategy Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, issuer non-diversification risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from May 2, 2011 to June 30, 2011 (the date the Portfolio commenced operations).

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Global Advantage Strategy Bond Portfolio

Allocation Breakdown‡

Short-Term Instruments	60.8%
United States	9.5%
United Kingdom	6.2%
France	4.6%
Mexico	4.1%
Other	14.8%
‡	% of Total Investments as of 06/30/11

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended June 30, 2011
Class Inception (05/02/2011)
PIMCO Global Advantage Strategy Portfolio Administrative Class	-0.36%
Barclays Capital U.S. Aggregate Index±	0.96%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.94% for Administrative Class shares.

± Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value†	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$996.44	$1,020.33
Expenses Paid During Period††	$1.45	$4.51
Net Annualized Expense Ratio	0.90%	0.90%

† The Beginning Account Value for the Portfolio’s Administrative Class is reflective as of 05/02/11 for Actual Performance and 01/01/11 for the Hypothetical Performance

†† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 59/365 (to reflect the period since inception date of 05/02/11). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Advantage Strategy Bond Portfolio seeks total return which exceeds that of its benchmarks, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities.

»	The Portfolio commenced operations on May 2, 2011.

»	An underweight to U.S. duration (or sensitivity to changes in market interest rates) detracted from performance as ten-year government yields fell over the reporting period.

»	An underweight to U.K. duration detracted from performance as ten-year government yields fell over the reporting period.

»	An overweight exposure to the Korean won, Singapore dollar, Philippine peso, Malaysian ringgit and Mexican peso detracted from performance as these currencies depreciated relative to the U.S. dollar.

»	An overweight to external emerging market corporate credits detracted from performance as spreads widened over U.S. Treasuries.

»	An overweight to Brazil and Mexico local duration contributed to performance as local government yields in these countries fell over the reporting period.

»	An overweight exposure to the Brazilian real and the Chinese renminbi contributed to performance as these currencies appreciated relative to the U.S. dollar.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Global Advantage Strategy Bond Portfolio

Selected Per Share Data for the Period Ended:	05/02/2011-06/30/2011+

Administrative Class
Net asset value beginning of period	$10.00
Net investment income (a)	0.01
Net realized/unrealized (loss) on investments	(0.05)
Total (loss) from investment operations	(0.04)
Dividends from net investment income	(0.01)
Total distributions	(0.01)
Net asset value end of period	$9.95
Total return	(0.36)%
Net assets end of period (000s)	$119,315
Ratio of expenses to average net assets	0.90%*
Ratio of expenses to average net assets excluding interest expense	0.90%*
Ratio of net investment income to average net assets	0.75%*
Portfolio turnover rate	0%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Global Advantage Strategy Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$47,111
Investments in Affiliates, at value	51,112
Repurchase agreements, at value	20,631
Cash	4
Deposits with counterparty	44
Foreign currency, at value	273
Receivable for Portfolio shares sold	111
Interest and dividends receivable	567
Dividends receivable from Affiliates	9
Swap premiums paid	452
Unrealized appreciation on foreign currency contracts	619
Unrealized appreciation on swap agreements	17
120,950

Liabilities:
Payable for investments in Affiliates purchased	$9
Payable for Portfolio shares redeemed	1
Written options outstanding	101
Deposits from counterparty	260
Accrued related party fees	84
Variation margin payable	132
Swap premiums received	237
Unrealized depreciation on foreign currency contracts	760
Unrealized depreciation on swap agreements	51
1,635

Net Assets	$119,315

Net Assets Consist of:
Paid in capital	$119,266
(Overdistributed) net investment income	(34)
Accumulated undistributed net realized gain	165
Net unrealized (depreciation)	(82)
$119,315

Net Assets:
Administrative Class	$119,315

Shares Issued and Outstanding:
Administrative Class	11,986

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$9.95

Cost of Investments	$47,092
Cost of Investments in Affiliates	$51,115
Cost of Repurchase Agreements	$20,631
Cost of Foreign Currency Held	$272
Premiums Received on Written Options	$125

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Global Advantage Strategy Bond Portfolio

(Unaudited)

(Amounts in thousands)	Period from May 2, 2011 to June 30, 2011

Investment Income:
Interest	$274
Dividends from Affiliate investments	14
Total Income	288

Expenses:
Investment advisory fees	69
Supervisory and administrative fees	61
Servicing fees – Administrative Class	26
Total Expenses	156
Waiver and/or Reimbursement by PIMCO	(1)
Net Expenses	155

Net Investment Income	133

Net Realized and Unrealized Gain (Loss):
Net realized gain on futures contracts, written options and swaps	242
Net realized (loss) on foreign currency transactions	(77)
Net change in unrealized appreciation on investments	19
Net change in unrealized (depreciation) on Affiliate investments	(3)
Net change in unrealized appreciation on futures contracts, written options and swaps	42
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(140)
Net Gain	83

Net Increase in Net Assets Resulting from Operations	$216

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statement of Changes in Net Assets PIMCO Global Advantage Strategy Bond Portfolio

(Amounts in thousands)	Period from May 2, 2011 to June 30, 2011 (Unaudited)

Increase in Net Assets from:

Operations:
Net investment income	$133
Net realized gain	165
Net change in unrealized (depreciation)	(79)
Net change in unrealized (depreciation) on Affiliate investments	(3)
Net increase resulting from operations	216

Distributions to Shareholders:
From net investment income
Administrative Class	(167)

Total Distributions	(167)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	119,266

Total Increase in Net Assets	119,315

Net Assets:
Beginning of period	0
End of period*	$119,315

*Including (overdistributed) net investment income of:	$(34)

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Global Advantage Strategy Bond Portfolio

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 1.3%

CORPORATE BONDS & NOTES 1.3%

Australia & New Zealand Banking Group Ltd.
4.875% due 01/12/2021		$800	$811

Woodside Finance Ltd.
4.600% due 05/10/2021		700	688

Total Australia (Cost $1,527)			1,499

BRAZIL 1.8%

CORPORATE BONDS & NOTES 1.8%

Banco do Brasil S.A.
6.000% due 01/22/2020		$700	756

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		625	711

Petrobras International Finance Co.
7.875% due 03/15/2019		600	729

Total Brazil (Cost $2,154)			2,196

CANADA 2.2%

SOVEREIGN ISSUES 2.2%

Canada Government Bond
3.250% due 06/01/2021	CAD	500	524
3.500% due 06/01/2020		700	753

Canada Housing Trust No. 1
2.750% due 12/15/2015		1,300	1,366

Total Canada (Cost $2,635)			2,643

FRANCE 4.5%

CORPORATE BONDS & NOTES 1.2%

BNP Paribas S.A.
5.000% due 01/15/2021		$680	685

Societe Generale SCF
4.250% due 02/03/2023	EUR	500	738

			1,423

SOVEREIGN ISSUES 3.3%

France Government Bond
3.750% due 04/25/2021		390	581

France Treasury Notes
2.250% due 02/25/2016		2,380	3,398

			3,979

Total France (Cost $5,418)			5,402

GERMANY 3.0%

CORPORATE BONDS & NOTES 0.7%

Landesbank Hessen-Thueringen Girozentrale
2.875% due 04/21/2017	EUR	575	829

SOVEREIGN ISSUES 2.3%

Republic of Germany Government Bond
2.000% due 02/26/2016		1,850	2,654
2.250% due 09/04/2020		100	137

			2,791

Total Germany (Cost $3,587)			3,621

MEXICO 4.1%

CORPORATE BONDS & NOTES 0.8%

Petroleos Mexicanos
6.500% due 06/02/2041		$900	918

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 3.3%

Mexico Government International Bond
6.000% due 06/18/2015	MXN	26,300	$2,250
8.000% due 06/11/2020		18,970	1,742

			3,992

Total Mexico (Cost $4,865)			4,910

NETHERLANDS 2.7%

CORPORATE BONDS & NOTES 1.7%

ABN AMRO Bank NV
3.500% due 01/12/2018	EUR	575	827

ING Bank NV
3.250% due 03/03/2016		800	1,159

			1,986

SOVEREIGN ISSUES 1.0%

Netherlands Government Bond
3.250% due 07/15/2015		300	451
3.250% due 07/15/2021		500	720

			1,171

Total Netherlands (Cost $3,159)			3,156

RUSSIA 3.5%

SOVEREIGN ISSUES 3.5%

Russia Government International Bond
7.500% due 03/31/2030		$3,547	4,189

Total Russia (Cost $4,154)			4,189

UNITED ARAB EMIRATES 0.3%

CORPORATE BONDS & NOTES 0.3%

ICICI Bank Ltd.
4.750% due 11/25/2016		$300	301

Total United Arab Emirates (Cost $299)			301

UNITED KINGDOM 6.2%

CORPORATE BONDS & NOTES 4.5%

Bank of Scotland PLC
3.875% due 01/15/2014	EUR	800	1,184

Lloyds TSB Bank PLC
4.375% due 01/12/2015		$800	812

Nationwide Building Society
3.875% due 12/05/2014	EUR	200	298

Northern Rock Asset Management PLC
3.625% due 03/28/2013		800	1,173

Royal Bank of Scotland Group PLC
4.000% due 03/15/2016		800	1,172
5.000% due 10/01/2014		$700	691

			5,330

SOVEREIGN ISSUES 1.7%

United Kingdom Gilt
2.000% due 01/22/2016	GBP	1,300	2,081

Total United Kingdom (Cost $7,444)			7,411

UNITED STATES 9.4%

CORPORATE BONDS & NOTES 9.4%

Altria Group, Inc.
4.750% due 05/05/2021		$700	700

American Express Co.
7.250% due 05/20/2014		800	915

BA Covered Bond Issuer
4.250% due 04/05/2017	EUR	800	1,166

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Cos. LLC
7.250% due 02/01/2018		$600	$713

Boston Scientific Corp.
6.000% due 01/15/2020		1,350	1,463

Citigroup, Inc.
8.500% due 05/22/2019		550	683

Goldman Sachs Group, Inc.
7.500% due 02/15/2019		600	699

HSBC Finance Corp.
6.676% due 01/15/2021		700	719

Kraft Foods, Inc.
6.125% due 02/01/2018		800	921

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		600	665

Morgan Stanley
7.300% due 05/13/2019		600	681

Rockies Express Pipeline LLC
5.625% due 04/15/2020		700	716

WM Covered Bond Program
4.375% due 05/19/2014	EUR	800	1,198

Total United States (Cost $11,307)			11,239

SHORT-TERM INSTRUMENTS 60.6%

REPURCHASE AGREEMENTS 17.3%

Barclays Capital, Inc.
0.010% due 07/01/2011		$2,500	2,500
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2015 valued at $2,545. Repurchase proceeds are $2,500.)

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2011		10,000	10,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2021 valued at $10,207. Repurchase proceeds are $10,000.)

JPMorgan Securities, Inc.
0.040% due 07/01/2011		7,500	7,500
(Dated 06/30/2011. Collateralized by Federal Home Loan Bank 0.450% due 07/15/2011 valued at $7,659. Repurchase proceeds are $7,500.)

State Street Bank and Trust Co.
0.010% due 07/01/2011		631	631
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $645. Repurchase proceeds are $631.)

			20,631

U.S. TREASURY BILLS 0.5%
0.047% due 09/15/2011 (b)(c)		544	544

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 42.8%
		5,101,486	51,112

Total Short-Term Instruments (Cost $72,289)			72,287

Total Investments 99.6% (Cost $118,838)			$118,854

Written Options (e) (0.1%) (Premiums $125)			(101)

Other Assets and Liabilities (Net) 0.5%			562

Net Assets 100.0%			$119,315

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Global Advantage Strategy Bond Portfolio (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	Securities with an aggregate market value of $310 has been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(c)	Securities with an aggregate market value of $234 and cash of $44 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2011	15	$15
90-Day Euribor December Futures	Long	12/2012	6	8
90-Day Euribor September Futures	Long	09/2011	15	10
90-Day Euribor September Futures	Long	09/2012	6	8
90-Day Eurodollar June Futures	Long	06/2013	11	3
Canada Government 10-Year Bond September Futures	Long	09/2011	14	3
Euro-Bobl September Futures	Long	09/2011	17	4
Euro-Bund 10-Year Bond September Futures	Long	09/2011	29	(26)
U.S. Treasury 5-Year Note September Futures	Long	09/2011	35	24
United Kingdom Government 10-Year Gilt September Futures	Long	09/2011	12	2

				$51

(d)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016	$	2,500	$331	$344	$(13)
CDX.IG-16 5-Year Index	BNP	1.000%	06/20/2016		4,300	17	21	(4)

						$348	$365	$(17)

Credit Default Swaps on Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	HSBC	1.000%	06/20/2016	1.077%	$	500	$(2)	$(4)	$2
Brazil Government International Bond	HSBC	1.000%	06/20/2021	1.523%		2,750	(118)	(112)	(6)
Export-Import Bank of China	MSC	1.000%	09/20/2016	1.544%		100	(3)	(3)	0
Export-Import Bank of China	UBS	1.000%	06/20/2016	1.497%		200	(4)	(4)	0
Mexico Government International Bond	CITI	1.000%	06/20/2021	1.412%		3,550	(121)	(109)	(12)

							$(248)	$(232)	$(16)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC	BRL	28,300	$67	$60	$7
Pay	3-Month USD-LIBOR	2.250%	12/21/2016	CITI	$	1,200	(8)	8	(16)
Pay	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		1,100	23	19	4
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	HSBC	EUR	2,500	(1)	(5)	4

							$81	$82	$(1)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(e) Written options outstanding on June 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.800%	09/12/2011	$	2,900	$7	$(6)
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.500%	09/12/2011		2,900	13	(11)
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.000%	08/24/2011		1,900	11	(6)
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	3.750%	08/24/2011		1,900	11	(6)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		2,000	17	(12)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011		2,000	20	(18)
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/14/2011		2,100	17	(15)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/14/2011		2,100	29	(27)

								$125	$(101)

Transactions in written call and put options for the period ended June 30, 2011:

	Notional Amount	Premium
Balance at 05/02/2011	$0	$0
Sales	17,800	125
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at 06/30/2011	$17,800	$125

(f)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,345	07/2011	BOA	$37	$0	$37
Buy	BRL	1,592	08/2011	BCLY	33	0	33
Sell		3,821	08/2011	BCLY	0	(43)	(43)
Buy		751	08/2011	CITI	18	0	18
Buy		1,479	08/2011	HSBC	41	0	41
Buy		3,821	09/2011	BCLY	42	0	42
Buy		784	09/2011	HSBC	6	0	6
Buy	CAD	1,083	09/2011	DUB	21	0	21
Buy		1,083	09/2011	RBC	23	0	23
Buy	CHF	531	08/2011	BCLY	20	0	20
Buy		534	08/2011	CITI	21	0	21
Buy		270	08/2011	RBC	11	0	11
Buy	CLP	238,750	10/2011	CITI	4	0	4
Buy	CNY	7,774	11/2011	HSBC	0	(13)	(13)
Buy		7,593	02/2012	BCLY	0	(7)	(7)
Buy		24,258	02/2012	HSBC	0	(31)	(31)
Buy	COP	868,535	09/2011	CITI	0	(1)	(1)
Buy	EUR	7,556	07/2011	BCLY	63	(130)	(67)
Sell		12,254	07/2011	BCLY	92	(154)	(62)
Sell		73	07/2011	BNP	0	0	0
Buy		7,899	07/2011	CITI	9	(132)	(123)
Sell		928	07/2011	CITI	9	0	9
Sell		764	07/2011	CSFB	0	(15)	(15)
Buy		3,931	07/2011	RBC	0	(2)	(2)
Sell		236	07/2011	RBC	0	(6)	(6)
Buy	GBP	1,483	09/2011	UBS	0	(57)	(57)
Buy	HKD	2,000	09/2011	BCLY	0	0	0
Buy		3,442	09/2011	CITI	0	0	0
Buy	ILS	409	08/2011	BCLY	0	0	0
Buy		405	08/2011	MSC	2	0	2
Buy	INR	30,448	08/2011	BCLY	9	0	9
Buy		10,366	08/2011	BNP	1	0	1
Buy		10,426	08/2011	HSBC	3	0	3
Buy	JPY	287,973	07/2011	BCLY	1	0	1
Buy		291,553	07/2011	CITI	0	(15)	(15)
Buy		16,292	07/2011	CSFB	3	0	3
Buy		146,610	07/2011	RBC	0	(9)	(9)
Buy	KRW	2,782,980	08/2011	BCLY	52	0	52
Sell		328,050	08/2011	BCLY	0	(7)	(7)
Buy		954,970	08/2011	BNP	3	0	3
Buy		951,280	08/2011	HSBC	9	0	9
Buy	MXN	8,206	07/2011	MSC	4	0	4
Sell		8,206	07/2011	MSC	0	0	0
Sell		11,829	11/2011	BNP	10	0	10
Buy		34,485	11/2011	CITI	5	(16)	(11)

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Global Advantage Strategy Bond Portfolio (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	MXN	21,503	11/2011	CITI	$2	$(4)	$(2)
Buy		11,366	11/2011	HSBC	0	(1)	(1)
Sell		5,739	11/2011	HSBC	3	0	3
Buy		15,341	11/2011	MSC	4	0	4
Sell		8,206	11/2011	MSC	0	(4)	(4)
Buy	MYR	4,702	08/2011	BCLY	5	(5)	0
Buy		742	08/2011	HSBC	0	(4)	(4)
Buy	NOK	1,109	08/2011	CSFB	5	0	5
Buy	NZD	126	07/2011	DUB	3	0	3
Buy	PHP	61,366	03/2012	CITI	0	(6)	(6)
Buy	PLN	925	08/2011	BCLY	0	(4)	(4)
Buy		456	08/2011	BNP	0	(4)	(4)
Buy		417	08/2011	HSBC	1	0	1
Buy		454	08/2011	RBC	0	(5)	(5)
Buy	RUB	6,591	07/2011	BCLY	0	(4)	(4)
Sell		6,591	07/2011	BCLY	0	0	0
Buy		3,304	07/2011	BNP	0	(2)	(2)
Sell		3,304	07/2011	BNP	0	0	0
Buy		33,188	07/2011	CITI	0	(3)	(3)
Sell		33,188	07/2011	CITI	0	(6)	(6)
Buy		23,294	07/2011	HSBC	5	(1)	4
Sell		23,294	07/2011	HSBC	2	0	2
Buy		33,188	09/2011	CITI	9	0	9
Buy	SEK	2,343	08/2011	BCLY	0	(8)	(8)
Buy		2,316	08/2011	CITI	0	(6)	(6)
Buy		630	08/2011	CSFB	0	(1)	(1)
Buy		1,190	08/2011	RBC	0	(2)	(2)
Buy	SGD	1,577	09/2011	BCLY	4	0	4
Buy		496	09/2011	HSBC	3	0	3
Sell		124	09/2011	HSBC	0	(1)	(1)
Buy		525	09/2011	RBC	0	(2)	(2)
Buy	THB	14,377	07/2011	CITI	0	(6)	(6)
Buy	TWD	14,045	01/2012	BCLY	0	(4)	(4)
Buy		7,263	01/2012	BNP	0	(4)	(4)
Buy		17,361	01/2012	HSBC	0	(7)	(7)
Buy	ZAR	4,799	07/2011	BCLY	1	(4)	(3)
Buy		1,266	07/2011	BNP	0	(4)	(4)
Sell		6,064	07/2011	HSBC	0	(20)	(20)
Buy		6,065	10/2011	HSBC	20	0	20

					$619	$(760)	$(141)

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$1,499	$0	$1,499
Brazil
Corporate Bonds & Notes	0	2,196	0	2,196
Canada
Sovereign Issues	0	2,643	0	2,643
France
Corporate Bonds & Notes	0	1,423	0	1,423
Sovereign Issues	0	3,979	0	3,979
Germany
Corporate Bonds & Notes	0	829	0	829
Sovereign Issues	0	2,791	0	2,791
Mexico
Corporate Bonds & Notes	0	918	0	918
Sovereign Issues	0	3,992	0	3,992
Netherlands
Corporate Bonds & Notes	0	1,986	0	1,986
Sovereign Issues	0	1,171	0	1,171
Russia
Sovereign Issues	0	4,189	0	4,189
United Arab Emirates
Corporate Bonds & Notes	0	301	0	301
United Kingdom
Corporate Bonds & Notes	0	5,330	0	5,330
Sovereign Issues	0	2,081	0	2,081

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
United States
Corporate Bonds & Notes	$0	$11,239	$0	$11,239
Short-Term Instruments
Repurchase Agreements	0	20,631	0	20,631
U.S. Treasury Bills	0	544	0	544
PIMCO Short-Term Floating NAV Portfolio	51,112	0	0	51,112
	$51,112	$67,742	$0	$118,854

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2	0	2
Foreign Exchange Contracts	0	619	0	619
Interest Rate Contracts	77	15	0	92
	$77	$636	$0	$713

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(35)	0	(35)
Foreign Exchange Contracts	0	(760)	0	(760)
Interest Rate Contracts	(26)	(117)	0	(143)
	$(26)	$(912)	$0	$(938)

Totals	$51,163	$67,466	$0	$118,629

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(h)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$619	$0	$619
Unrealized appreciation on swap agreements	0	2	0	0	15	17

	$0	$2	$0	$619	$15	$636

Liabilities:
Written options outstanding	$0	$0	$0	$0	$101	$101
Variation margin payable(2)	0	0	0	0	132	132
Unrealized depreciation on foreign currency contracts	0	0	0	760	0	760
Unrealized depreciation on swap agreements	0	35	0	0	16	51

	$0	$35	$0	$760	$249	$1,044

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$25	$0	$0	$217	$242
Net realized (loss) on foreign currency transactions	0	0	0	(134)	0	(134)

	$0	$25	$0	$(134)	$217	$108

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$(32)	$0	$0	$74	$42
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(141)	0	(141)

	$0	$(32)	$0	$(141)	$74	$(99)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $51 as reported in the Notes to Schedule of Investments.

(i)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$283	$(260)	$23
BNP	17	0	17
BOA	37	0	37
CITI	(224)	310	86
CSFB	(20)	0	(20)
DUB	24	0	24
GSC	(17)	0	(17)
HSBC	(39)	0	(39)
MSC	(27)	0	(27)
RBC	8	0	8
RBS	(42)	0	(42)
UBS	(61)	0	(61)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO Global Advantage Strategy Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers one class of shares: Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for

16	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Semiannual Report	June 30, 2011	17

Notes to Financial Statements (Cont.)

(b) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, are supported by the full faith and credit of the U.S. Government. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the

18	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as

Semiannual Report	June 30, 2011	19

Notes to Financial Statements (Cont.)

the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.40%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust is permitted to reimburse the Distributor on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributor was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

20	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. Organizational expenses will be recorded during the year ended December 31, 2011.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2011, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$2,733	$0

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 05/02/2011	Purchases at Cost	Proceeds from Sales		Net Capital and Realized Gain	Change in Unrealized (Depreciation)		Market Value 06/30/2011	Dividend Income
$0	$59,815		$(8,700)	$0		$(3)	$51,112	$14

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$46,573	$0

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Period from 05/02/2011 to 06/30/2011
	Shares	Amount

Receipts for shares sold
Administrative Class	12,083	$120,236
Issued as reinvestment of distributions
Administrative Class	17	167
Cost of shares redeemed
Administrative Class	(114)	(1,137)
Net increase resulting from Portfolio share transactions	11,986	$119,266

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Administrative Class	3	92

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

Semiannual Report	June 30, 2011	21

Notes to Financial Statements (Cont.)

June 30, 2011 (Unaudited)

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)		Net Unrealized Appreciation
$251		$(235)	$16

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

22	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	MSC	Morgan Stanley
BNP	BNP Paribas Bank	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BOA	Bank of America	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona
CLP	Chilean Peso	KRW	South Korean Won	SGD	Singapore Dollar
CNY	Chinese Renminbi	MXN	Mexican Peso	THB	Thai Baht
COP	Colombian Peso	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	LIBOR	London Interbank Offered Rate

Semiannual Report	June 30, 2011	23

Approval of the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement for the PIMCO Global Advantage Strategy Bond Portfolio and PIMCO Unconstrained Bond Portfolio

(Unaudited)

On February 28, 2011, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement (together, with the Investment Advisory Contract, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”), on behalf of the PIMCO Global Advantage Strategy Bond Portfolio and PIMCO Unconstrained Bond Portfolio (the “Portfolios”) for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approval of the Agreements are described below.

1.	Information Received
A.	Materials Reviewed

The Trustees received a wide variety of materials relating to the services proposed to be provided by PIMCO. The Board reviewed information relating to the proposed fund operations, including the Portfolios’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services proposed to be provided by PIMCO to the Trust. In considering whether to approve the Agreements, the Board also reviewed comparative industry data with regard to investment advisory fees and expenses of funds with investment objectives and policies similar to those of the Portfolios. The Board also received and reviewed materials provided by counsel to the Trust and the independent Trustees, which included, among other things, a memorandum outlining legal duties of the Board in considering the approval of the Agreements. The Board also reviewed information about the personnel who would be providing investment management services and supervisory and administrative services to the Portfolios.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the Portfolios and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of the supervisory and administrative services to be provided by PIMCO to the Portfolios under the Agreements.

The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO would provide or procure supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the Portfolios and their shareholders.

3.	Investment Performance

As the Portfolios had not yet commenced operations at the time that the Agreements were considered, the Trustees did not receive nor consider investment performance information for the Portfolios.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for the Portfolios, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to the Portfolios’ investors.

The Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of the Portfolios (each as a percentage of average net assets) and compared such amounts with the average and median fees and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds. The Board compared each Portfolio’s estimated total expenses to other funds in the Lipper Expense Group and found each Portfolio’s estimated total expenses to be reasonable. At the time the Board considered the Agreements, PIMCO managed separate accounts with investment strategies that are similar to the Portfolios; however, the unified fee for the Portfolios included supervisory and administrative services in addition to investment management services and, thus, the separate accounts do not provide a meaningful comparison.

The Board also considered the Portfolios’ unified fee structure, under which the Portfolios pay for the supervisory and administrative services they require for a unified fee, and in return, PIMCO would provide or procure such services and bear the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the unified supervisory and administrative fee creates fund fees that are fixed, rather than variable. The Board concluded that each Portfolio’s proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that would be beneficial to the Portfolios and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of the Portfolios’ fees at competitive levels, in effect, setting the fees as if the Portfolios were already at scale.

The Board also noted that PIMCO had contractually agreed, through May 1, 2012, to reduce total annual fund operating expenses for each Class of each Portfolio by waiving a portion of its supervisory and administrative fee or reimbursing the applicable Portfolio, to the extent that any organizational expenses and the pro rata share of the Trust’s Trustees’ fees attributable to the applicable Class of the Portfolio exceeds 0.0049% in any year.

24	PIMCO Variable Insurance Trust

(Unaudited)

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the Portfolios, are reasonable and approval of the Agreements would likely benefit the Portfolios and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the Portfolios had not yet commenced operations at the time of the Board meeting, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the Portfolios was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in the expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the supervisory and administrative fee (which, together with the advisory fee, serves as a proxy for a Portfolio’s overall expense ratio). The Trustees also considered that PIMCO has set the proposed initial fees at comparable levels that reflect PIMCO’s expectation that assets will increase significantly.

The Board concluded that each Portfolio’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Portfolio, to the benefit of Portfolio shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Portfolios. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on its review, including its consideration of each of the factors referenced above, the Board concluded that the Agreements were fair and reasonable to the Portfolios and their shareholders, that the Portfolios’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Portfolios, and that the approval of the Agreements was in the best interests of the Portfolios and their shareholders.

Semiannual Report	June 30, 2011	25

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS24_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Global Bond Portfolio (Unhedged)

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

United States	65.3%
Short-Term Instruments	12.8%
Brazil	3.6%
Germany	3.4%
Netherlands	2.7%
Other	12.2%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	5 Years	Class Inception (01/10/2002)
PIMCO Global Bond Portfolio (Unhedged) Administrative Class	5.21%	14.59%	8.85%	8.80%
JPMorgan GBI Global FX NY Index Unhedged in USD±	4.56%	10.31%	7.66%	8.04%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/2001.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.91% for Administrative Class shares.

± JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,052.12	$1,020.33
Expenses Paid During Period†	$4.58	$4.51
Net Annualized Expense Ratio	0.90%	0.90%

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	Exposure to high-quality financial corporate bonds and U.S. municipal bonds contributed to performance as spreads on these sectors narrowed early in the reporting period.

»

An overweight exposure to a basket of emerging market Asian and commodity-linked currencies contributed to performance as the Chinese renminbi, Korean won, Australian dollar, and Norwegian krone appreciated relative to the U.S. dollar.

»	An underweight exposure to the Japanese yen contributed to performance as the currency depreciated relative to the U.S. dollar

»	Exposure to Agency mortgage-backed securities contributed to performance as spreads on these securities narrowed over U.S. Treasuries early in the reporting period.

»

A duration (or sensitivity to changes in market interest rates) overweight in core-Europe (short-end German bunds) detracted from performance as short-end government yields rose. These losses more than offset gains from a duration underweight to peripheral sovereigns in which ten-year government spreads widened relative to core countries.

»

An overweight to U.K. duration detracted from performance as ten-year government rates rose in January 2011 and February 2011; an underweight to U.K. duration later in the reporting period also detracted from performance as ten-year government rates fell in April 2011.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Global Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2011+	12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Administrative Class
Net asset value beginning of year or period	$13.49	$12.72	$12.25	$12.78	$12.06	$11.91
Net investment income (a)	0.25	0.45	0.47	0.48	0.41	0.42
Net realized/unrealized gain (loss) on investments	0.45	1.01	1.59	(0.58)	0.74	0.13
Total income (loss) from investment operations	0.70	1.46	2.06	(0.10)	1.15	0.55
Dividends from net investment income	(0.19)	(0.36)	(0.40)	(0.43)	(0.40)	(0.40)
Distributions from net realized capital gains	0.00	(0.33)	(1.19)	0.00	(0.03)	0.00
Total distributions	(0.19)	(0.69)	(1.59)	(0.43)	(0.43)	(0.40)
Net asset value end of year or period	$14.00	$13.49	$12.72	$12.25	$12.78	$12.06
Total return	5.21%	11.64%	16.83%	(0.85)%	9.73%	4.63%
Net assets end of year or period (000s)	$442,527	$479,848	$532,730	$293,365	$240,711	$173,894
Ratio of expenses to average net assets	0.90%*	0.91%	0.90%	0.97%	0.90%	0.90%
Ratio of expenses to average net assets excluding interest expense	0.90%*	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	3.61%*	3.37%	3.68%	3.72%	3.36%	3.49%
Portfolio turnover rate	224%	849%**	624%	661%	560%	224%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$485,717
Repurchase agreements, at value	3,155
Cash	38
Deposits with counterparty	18
Foreign currency, at value	3,315
Receivable for investments sold	200,300
Receivable for Portfolio shares sold	8,852
Interest and dividends receivable	3,905
Swap premiums paid	5,606
Unrealized appreciation on foreign currency contracts	3,089
Unrealized appreciation on swap agreements	2,930
716,925

Liabilities:
Payable for investments purchased	$72,069
Payable for Portfolio shares redeemed	2,943
Payable for short sales	129,140
Written options outstanding	551
Deposits from counterparty	3,910
Accrued related party fees	359
Variation margin payable	1,014
Swap premiums received	2,044
Unrealized depreciation on foreign currency contracts	4,674
Unrealized depreciation on swap agreements	5,019
221,723

Net Assets	$495,202

Net Assets Consist of:
Paid in capital	$448,269
Undistributed net investment income	651
Accumulated undistributed net realized gain	30,477
Net unrealized appreciation	15,805
$495,202

Net Assets:
Institutional Class	$6,408
Administrative Class	442,527
Advisor Class	46,267

Shares Issued and Outstanding:
Institutional Class	458
Administrative Class	31,607
Advisor Class	3,305

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$14.00
Administrative Class	14.00
Advisor Class	14.00

Cost of Investments	$467,050
Cost of Repurchase Agreements	$3,155
Cost of Foreign Currency Held	$3,299
Proceeds Received on Short Sales	$129,392
Premiums Received on Written Options	$745

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$11,751
Dividends	3
Total Income	11,754

Expenses:
Investment advisory fees	645
Supervisory and administrative fees	1,290
Servicing fees – Administrative Class	354
Distribution and/or servicing fees – Advisor Class	48
Trustees' fees	5
Interest expense	10
Total Expenses	2,352

Net Investment Income	9,402

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	7,492
Net realized gain on futures contracts, written options and swaps	1,714
Net realized gain on foreign currency transactions	14,338
Net change in unrealized appreciation on investments	3,593
Net change in unrealized appreciation on futures contracts, written options and swaps	1,524
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(9,689)
Net Gain	18,972

Net Increase in Net Assets Resulting from Operations	$28,374

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

(Decrease) in Net Assets from:

Operations:
Net investment income	$9,402	$17,885
Net realized gain	23,544	19,160
Net realized gain on Affiliate investments	0	6
Net capital gain distributions received from Underlying Funds	0	16,751
Net change in unrealized (depreciation)	(4,572)	0
Net increase resulting from operations	28,374	53,802

Distributions to Shareholders:
From net investment income
Institutional Class	(81)	(113)
Administrative Class	(6,657)	(13,606)
Advisor Class	(524)	(669)
From net realized capital gains
Institutional Class	0	(114)
Administrative Class	0	(11,086)
Advisor Class	0	(800)

Total Distributions	(7,262)	(26,388)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(45,737)	(58,609)

Total (Decrease) in Net Assets	(24,625)	(31,195)

Net Assets:
Beginning of period	519,827	551,022
End of period*	$495,202	$519,827

*Including undistributed (overdistributed) net investment income of:	$651	$(4,753)

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged)

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.5%

MORTGAGE-BACKED SECURITIES 0.5%

Medallion Trust
0.387% due 05/25/2035		$346	$340

Puma Finance Ltd.
0.328% due 02/21/2038		304	292
5.047% due 08/22/2037	AUD	367	380
5.340% due 07/12/2036		108	114

Swan Trust
0.344% due 05/12/2037		$345	336
5.200% due 05/12/2037	AUD	475	499

Torrens Trust
5.270% due 10/19/2038		536	563

Total Australia (Cost $2,365)			2,524

BRAZIL 3.5%

CORPORATE BONDS & NOTES 3.3%

Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	1,900	2,743

Banco Santander Brasil S.A.
2.346% due 03/18/2014		$3,700	3,722
4.250% due 01/14/2016		200	201
4.500% due 04/06/2015		1,500	1,534

Banco Votorantim Ltd.
3.246% due 03/28/2014		2,400	2,395

Banco Votorantim S.A.
5.250% due 02/11/2016		2,700	2,751

BM&FBovespa S.A.
5.500% due 07/16/2020		300	312

CSN Islands XI Corp.
6.875% due 09/21/2019		400	438

CSN Resources S.A.
6.500% due 07/21/2020		2,000	2,135

GTL Trade Finance, Inc.
7.250% due 10/20/2017		200	225

			16,456

SOVEREIGN ISSUES 0.2%

Brazil Government International Bond
4.875% due 01/22/2021		1,100	1,182

Total Brazil (Cost $17,216)			17,638

CANADA 0.2%

CORPORATE BONDS & NOTES 0.2%

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	1,101

Total Canada (Cost $880)			1,101

CAYMAN ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.3%

Landmark CDO Ltd.
0.554% due 06/01/2017		$1,774	1,715

Total Cayman Islands (Cost $1,686)			1,715

FRANCE 0.7%

CORPORATE BONDS & NOTES 0.7%

Lafarge S.A.
6.500% due 07/15/2016		$2,000	2,163

Vivendi S.A.
5.750% due 04/04/2013		900	965
6.625% due 04/04/2018		100	113

Total France (Cost $2,971)			3,241

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 3.3%

ASSET-BECKED SECURITIES 0.0%

Driver One GmbH
1.402% due 10/21/2015	EUR	141	$204

BANK LOAN OBLIGATIONS 0.2%

Fresenius Medical Care Holdings, Inc.
1.621% due 03/31/2013		$997	995

CORPORATE BONDS & NOTES 0.7%

Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014	EUR	2,200	3,391

SOVEREIGN ISSUES 2.4%

Republic of Germany Government Bond
2.000% due 02/26/2016		8,300	11,908

Total Germany (Cost $15,967)			16,498

IRELAND 0.7%

CORPORATE BONDS & NOTES 0.5%

Depfa ACS Bank
3.250% due 02/15/2012	EUR	1,800	2,611

MORTGAGE-BACKED SECURITIES 0.2%

Immeo Residential Finance PLC
1.631% due 12/15/2016		$684	930

Total Ireland (Cost $3,517)			3,541

ITALY 0.8%

ASSET-BACKED SECURITIES 0.1%

Locat Securitisation Vehicle SRL
1.624% due 12/12/2028	EUR	292	411

Split SRL
1.489% due 10/25/2018		30	43

			454

SOVEREIGN ISSUES 0.7%

Italy Buoni Poliennali Del Tesoro Inflation Linked Bond
2.100% due 09/15/2021 (d)		2,604	3,534

Total Italy (Cost $4,074)			3,988

JERSEY, CHANNEL ISLANDS 1.1%

ASSET-BACKED SECURITIES 0.7%

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	2,460	3,596

CORPORATE BONDS & NOTES 0.4%

WPP PLC
6.000% due 04/04/2017	GBP	1,000	1,753

Total Jersey, Channel Islands (Cost $4,498)			5,349

MEXICO 0.7%

CORPORATE BONDS & NOTES 0.7%

America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$2,000	2,105

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,100	1,123

Total Mexico (Cost $3,094)			3,228

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NETHERLANDS 2.7%

CORPORATE BONDS & NOTES 2.7%

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	1,000	$1,455

Fortis Bank Nederland NV
3.375% due 05/19/2014		7,600	11,370

Waha Aerospace BV
3.925% due 07/28/2020		$475	482

Total Netherlands (Cost $12,037)			13,307

NORWAY 1.3%

SOVEREIGN ISSUES 1.3%

Norway Government Bond
6.500% due 05/15/2013	NOK	31,157	6,190

Total Norway (Cost $5,213)			6,190

QATAR 1.1%

CORPORATE BONDS & NOTES 0.4%

Qatari Diar Finance QSC
3.500% due 07/21/2015		$2,100	2,153

SOVEREIGN ISSUES 0.7%

Qatar Government International Bond
4.000% due 01/20/2015		3,200	3,368

Total Qatar (Cost $5,490)			5,521

RUSSIA 0.3%

CORPORATE BONDS & NOTES 0.3%

Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		$300	354

Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		1,100	1,315

Total Russia (Cost $1,451)			1,669

SOUTH KOREA 0.8%

SOVEREIGN ISSUES 0.8%

Export-Import Bank of Korea
4.125% due 09/09/2015		$500	523
5.750% due 05/22/2013	EUR	500	761
5.875% due 01/14/2015		$2,600	2,863

Total South Korea (Cost $4,028)			4,147

SWITZERLAND 2.3%

CORPORATE BONDS & NOTES 2.3%

UBS AG
5.750% due 04/25/2018		$1,900	2,062
5.875% due 12/20/2017		8,500	9,331

Total Switzerland (Cost $10,620)			11,393

UNITED ARAB EMIRATES 0.5%

SOVEREIGN ISSUES 0.5%

Emirate of Abu Dhabi
6.750% due 04/08/2019		$1,900	2,256

Total United Arab Emirates (Cost $2,086)			2,256

UNITED KINGDOM 0.8%

CORPORATE BONDS & NOTES 0.6%

HBOS PLC
6.750% due 05/21/2018		$800	770

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LBG Capital No.1 PLC
8.500% due 12/29/2049		$1,200	$1,132

Lloyds TSB Bank PLC
4.375% due 01/12/2015		900	914

XL Capital Finance Europe PLC
6.500% due 01/15/2012		100	103

			2,919

SOVEREIGN ISSUES 0.2%

United Kingdom Gilt
3.750% due 09/07/2020	GBP	300	496
4.750% due 12/07/2038		200	347

			843

Total United Kingdom (Cost $3,756)			3,762

UNITED STATES 63.9%

ASSET-BACKED SECURITIES 1.8%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$14	14

Amortizing Residential Collateral Trust
0.766% due 07/25/2032		1	1
0.886% due 10/25/2031		2	1

Asset-Backed Funding Certificates
0.246% due 01/25/2037		3	3

Capital Auto Receivables Asset Trust
1.637% due 10/15/2012		160	160

Carrington Mortgage Loan Trust
0.236% due 12/25/2036		199	191

Conseco Finance Securitizations Corp.
6.990% due 07/01/2031		2,336	2,405

Countrywide Asset-Backed Certificates
0.236% due 08/25/2037		85	83

Credit Suisse First Boston Mortgage Securities Corp.
0.806% due 01/25/2032		1	1

Credit-Based Asset Servicing & Securitization LLC
0.246% due 11/25/2036		52	42

Denver Arena Trust
6.940% due 11/15/2019		100	103

Ford Credit Auto Owner Trust
1.607% due 06/15/2012		14	14

Home Equity Mortgage Trust
5.500% due 01/25/2037		195	39

JPMorgan Mortgage Acquisition Corp.
0.236% due 10/25/2036		51	50

Morgan Stanley ABS Capital I
0.986% due 07/25/2037		2,657	2,401

Nelnet Student Loan Trust
0.256% due 12/27/2016		101	101

SACO I, Inc.
0.306% due 05/25/2036		12	11
0.586% due 04/25/2035		9	4

Securitized Asset-Backed Receivables LLC Trust
0.236% due 12/25/2036		46	45

SLC Student Loan Trust
0.697% due 06/15/2017		624	624

SLM Student Loan Trust
0.354% due 04/26/2021		977	974
0.447% due 12/17/2018		100	99
0.774% due 10/25/2017		1,600	1,603

Structured Asset Securities Corp.
0.586% due 05/25/2034		8	7
1.694% due 04/25/2035		31	25

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Asset-Backed Certificates
0.246% due 10/25/2036		$130	$92

			9,093

BANK LOAN OBLIGATIONS 1.5%

AGFS Funding Co.
5.500% due 05/10/2017		1,800	1,768

CIT Group, Inc.
6.250% due 08/11/2015		1,000	1,008
HCA, Inc.
2.496% due 11/14/2013		2,259	2,246
2.746% due 05/02/2016		1,000	988

Vodafone Group PLC
6.875% due 08/11/2015		1,400	1,449
6.875% due 08/17/2015		49	51

			7,510

CORPORATE BONDS & NOTES 30.0%

Ally Financial, Inc.
3.646% due 06/20/2014		1,100	1,076
6.000% due 12/15/2011		885	898
6.750% due 12/01/2014		2,000	2,075

Altria Group, Inc.
9.250% due 08/06/2019		1,000	1,305

American Express Credit Corp.
5.875% due 05/02/2013		200	215

American International Group, Inc.
5.750% due 03/15/2067	GBP	800	1,091
8.000% due 05/22/2068	EUR	1,700	2,471
8.175% due 05/15/2068		$1,600	1,754

AutoZone, Inc.
5.875% due 10/15/2012		100	106

Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,000	1,142
7.250% due 02/01/2018		1,300	1,545

Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,631
6.400% due 06/15/2016		200	225

Capital One Financial Corp.
7.375% due 05/23/2014		5,900	6,739

CenturyLink, Inc.
6.000% due 04/01/2017		4,700	4,907

CIT Group, Inc.
5.250% due 04/01/2014		400	400
7.000% due 05/01/2014		334	339
7.000% due 05/01/2015		200	200
7.000% due 05/01/2016		333	332
7.000% due 05/01/2017		466	465

Citigroup, Inc.
3.625% due 11/30/2017	EUR	6,600	8,852
4.750% due 05/31/2017		100	135
4.750% due 02/10/2019		200	273
6.125% due 05/15/2018		$600	661
8.125% due 07/15/2039		800	1,004
8.500% due 05/22/2019		2,700	3,350

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	1,094

CMS Energy Corp.
1.228% due 01/15/2013		200	199

Continental Airlines Pass-Through Trust
9.000% due 07/08/2016		1,221	1,398

Countrywide Financial Corp.
5.800% due 06/07/2012		2,450	2,556

CSX Corp.
6.300% due 03/15/2012		200	208

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cytec Industries, Inc.
4.600% due 07/01/2013		$2,000	$2,122

DISH DBS Corp.
6.375% due 10/01/2011		100	101

DR Horton, Inc.
6.500% due 04/15/2016		4,500	4,714

El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	301

El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	112

Erac USA Finance LLC
5.800% due 10/15/2012		800	844

Ford Motor Credit Co. LLC
7.000% due 10/01/2013		300	321
8.000% due 06/01/2014		1,800	1,975
8.700% due 10/01/2014		2,400	2,692

GATX Financial Corp.
5.500% due 02/15/2012		1,000	1,023

Goldman Sachs Group, Inc.
0.674% due 07/22/2015		500	475
0.785% due 01/12/2015		700	676
0.846% due 09/29/2014		800	782
3.700% due 08/01/2015		800	815
6.250% due 09/01/2017		500	552

International Lease Finance Corp.
5.350% due 03/01/2012		200	204
5.400% due 02/15/2012		200	204
5.550% due 09/05/2012		9,500	9,761
6.750% due 09/01/2016		1,300	1,391
7.125% due 09/01/2018		1,200	1,290

iStar Financial, Inc.
5.150% due 03/01/2012		200	201

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	212

KB Home
5.875% due 01/15/2015		$1,200	1,146

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		1,000	270
6.875% due 05/02/2018 (a)		800	219

Limited Brands, Inc.
6.900% due 07/15/2017		1,000	1,076

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		2,000	2,170

Masco Corp.
6.125% due 10/03/2016		200	206

MDC Holdings, Inc.
7.000% due 12/01/2012		10,450	11,207

Metropolitan Life Global Funding I
0.497% due 03/15/2012		900	901
5.125% due 04/10/2013		1,300	1,384

Mohawk Industries, Inc.
6.875% due 01/15/2016		1,000	1,092

Morgan Stanley
0.758% due 10/15/2015		1,000	948
1.711% due 04/13/2016	EUR	700	950
6.625% due 04/01/2018		$1,000	1,103

Motorola Solutions, Inc.
5.375% due 11/15/2012		11,090	11,684
8.000% due 11/01/2011		1,300	1,329

Nabors Industries, Inc.
6.150% due 02/15/2018		9,600	10,622

Nationwide Health Properties, Inc.
6.000% due 05/20/2015		500	548

NGPL PipeCo LLC
6.514% due 12/15/2012		2,700	2,840

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Norfolk Southern Corp.
5.257% due 09/17/2014		$1,000	$1,109

Puget Energy, Inc.
6.500% due 12/15/2020		1,200	1,242

Sealed Air Corp.
5.625% due 07/15/2013		1,000	1,052

Springleaf Finance Corp.
4.875% due 07/15/2012		100	100

Sprint Capital Corp.
8.375% due 03/15/2012		6,500	6,792

Tyson Foods, Inc.
10.500% due 03/01/2014		3,500	4,174

UAL Pass-Through Trust
10.400% due 05/01/2018		1,273	1,443

UST LLC
5.750% due 03/01/2018		1,000	1,077

WM Covered Bond Program
3.875% due 09/27/2011	EUR	1,800	2,623

			148,721

MORTGAGE-BACKED SECURITIES 12.9%

Adjustable Rate Mortgage Trust
2.874% due 09/25/2035		$38	28

American Home Mortgage Assets
0.376% due 05/25/2046		510	287
0.396% due 10/25/2046		686	373

Banc of America Funding Corp.
2.785% due 02/20/2036		754	696
5.888% due 04/25/2037		732	515
5.952% due 10/20/2046		365	227

Banc of America Large Loan, Inc.
1.937% due 11/15/2015		2,633	2,445

Banc of America Mortgage Securities, Inc.
2.870% due 05/25/2035		4,900	4,004

BCAP LLC Trust
0.356% due 01/25/2037		585	308
5.250% due 04/28/2037		3,085	2,856

Bear Stearns Adjustable Rate Mortgage Trust
2.340% due 08/25/2035		238	225
2.400% due 08/25/2035		6,423	5,970
2.593% due 08/25/2033		38	37
2.710% due 03/25/2035		315	296
2.731% due 03/25/2035		94	89
2.792% due 05/25/2034		86	80
2.814% due 05/25/2034		22	21
2.853% due 10/25/2033		34	33
3.582% due 11/25/2034		22	21
5.230% due 05/25/2047		783	568

Bear Stearns Alt-A Trust
2.916% due 09/25/2035		230	168
2.920% due 11/25/2035 (a)		300	177
5.980% due 08/25/2036		421	264

Bear Stearns Commercial Mortgage Securities
0.297% due 03/15/2019		837	835

Bear Stearns Structured Products, Inc.
5.027% due 12/26/2046		189	126

CC Mortgage Funding Corp.
0.366% due 07/25/2036		194	120

Citigroup Commercial Mortgage Trust
5.886% due 12/10/2049		400	418

Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035		119	114
2.450% due 08/25/2035		121	106

Countrywide Alternative Loan Trust
0.366% due 02/20/2047		396	208

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.381% due 12/20/2046	$798	$426
0.396% due 03/20/2046	240	137
0.396% due 07/20/2046	693	295
0.466% due 02/25/2037	303	173
0.536% due 05/25/2037	166	93
1.778% due 11/25/2035	69	40
2.318% due 11/25/2035	69	40
5.250% due 06/25/2035	59	52
5.664% due 11/25/2035	681	408
5.721% due 08/25/2036	145	143
6.000% due 04/25/2037	152	103
6.250% due 08/25/2037 (a)	75	48
6.500% due 06/25/2036	366	219

Countrywide Home Loan Mortgage Pass-Through Trust
0.416% due 05/25/2035	154	105
0.476% due 04/25/2035	46	30
0.506% due 03/25/2035	178	97
0.516% due 02/25/2035	16	12
0.566% due 09/25/2034	19	10
2.528% due 02/20/2036	711	490
2.923% due 08/25/2034	14	10
3.094% due 11/25/2034	49	41
4.181% due 11/19/2033	61	59
5.750% due 12/25/2035	1,243	1,095
7.500% due 06/25/2035	2,317	2,426

Credit Suisse First Boston Mortgage Securities Corp.
2.617% due 08/25/2033	62	61
6.500% due 04/25/2033	2	2

Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	245	140

Deutsche ALT-A Securities, Inc.
5.886% due 10/25/2036	699	418

First Horizon Asset Securities, Inc.
2.706% due 12/25/2033	22	21
6.250% due 08/25/2017	24	25

Greenpoint Mortgage Funding Trust
0.456% due 11/25/2045	17	10

GSR Mortgage Loan Trust
1.900% due 03/25/2033	28	28
2.430% due 06/25/2034	16	14
2.790% due 09/25/2035	658	631

Harborview Mortgage Loan Trust
0.376% due 01/19/2038	1,748	1,106
0.556% due 02/19/2034	4	3
1.128% due 12/19/2036	254	138
2.954% due 05/19/2033	56	55

Indymac Index Mortgage Loan Trust
4.970% due 09/25/2035	532	435

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	110	105

JPMorgan Mortgage Trust
2.115% due 11/25/2033	27	27
2.842% due 07/25/2035	384	371
2.967% due 07/25/2035	329	324
5.015% due 02/25/2035	50	50

MASTR Alternative Loans Trust
0.586% due 03/25/2036	71	23

Mellon Residential Funding Corp.
0.627% due 12/15/2030	21	20

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	300	320

Merrill Lynch Floating Trust
0.728% due 07/09/2021	800	769

Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036	214	157
0.436% due 08/25/2036	48	38
2.302% due 02/25/2033	26	24

MLCC Mortgage Investors, Inc.
1.653% due 10/25/2035	14,722	13,189

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Asset Acceptance Corp.
2.583% due 10/25/2035	$38	$25

Residential Accredit Loans, Inc.
0.336% due 02/25/2047	254	119
0.366% due 06/25/2046	652	241
0.396% due 04/25/2046	279	117

RiverView HECM Trust
0.246% due 07/25/2047	2,216	2,102

Structured Adjustable Rate Mortgage Loan Trust
2.580% due 02/25/2034	29	27
2.593% due 04/25/2034	79	69
5.027% due 09/25/2034	90	86

Structured Asset Mortgage Investments, Inc.
0.376% due 07/25/2046	768	450
0.396% due 05/25/2046	173	96
0.406% due 05/25/2036	783	438
0.406% due 09/25/2047	600	237
0.436% due 07/19/2035	587	492
0.466% due 02/25/2036	935	585
0.536% due 03/19/2034	14	13
0.766% due 07/19/2034	8	7

Thornburg Mortgage Securities Trust
0.286% due 03/25/2037	1,553	1,515
0.296% due 11/25/2046	272	269

Wachovia Bank Commercial Mortgage Trust
0.277% due 09/15/2021	408	394

WaMu Mortgage Pass-Through Certificates
0.456% due 12/25/2045	99	82
0.476% due 10/25/2045	5,216	4,303
0.496% due 01/25/2045	15	13
0.506% due 01/25/2045	16	13
0.978% due 02/25/2047	715	454
1.678% due 08/25/2042	11	9
2.573% due 03/25/2034	90	88
2.576% due 06/25/2033	25	25
2.609% due 02/27/2034	10	10
2.671% due 02/25/2037	757	582
2.714% due 09/25/2033	2,093	2,012
2.859% due 07/25/2046	360	263
5.387% due 11/25/2036	1,746	1,326

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.218% due 07/25/2046	129	53

Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036	239	214
2.802% due 04/25/2036	51	46
4.500% due 11/25/2018	83	84
4.750% due 10/25/2018	38	38

		63,568

MUNICIPAL BONDS & NOTES 3.5%

Chicago, Illinois Board of Education General Obligation Bonds, (BABs), Series 2009
6.138% due 12/01/2039	3,100	3,076

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,400	1,493

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	387

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,300	1,061

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,500	2,909

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.375% due 06/15/2043	2,700	2,856

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	$2,600	$2,866

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	292

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	5

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,130	2,321

		17,266

	SHARES
PREFERRED SECURITIES 0.1%

DG Funding Trust
0.553% due 12/31/2049	58	440

SLM Corp.
4.682% due 03/15/2017	500	11
5.619% due 01/16/2018	3,100	70

		521

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 12.9%

Fannie Mae
0.306% due 03/25/2034	$17	17
0.336% due 08/25/2034	11	10
0.386% due 10/27/2037	1,600	1,590
2.140% due 12/01/2034	17	17
2.469% due 10/01/2034	6	6
2.680% due 11/01/2034	117	123

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 08/01/2025 - 03/01/2026	$20,355	$20,752
4.000% due 09/01/2025 - 06/01/2041	21,367	21,741
4.500% due 06/01/2041	16,000	16,576
5.500% due 03/25/2028 - 05/01/2047	113	121
6.000% due 07/25/2044	61	69

Freddie Mac
0.417% due 02/15/2019	471	471
0.466% due 09/25/2031	42	40
0.687% due 04/15/2028	477	480
1.484% due 10/25/2044	91	91
2.520% due 02/01/2029	12	13
2.557% due 04/01/2037	109	115
4.500% due 02/15/2017	32	32
5.000% due 03/15/2017	29	30
6.000% due 04/15/2036	954	1,097

Ginnie Mae
2.125% due 11/20/2024	4	4
6.000% due 09/20/2038	234	257

		63,652

U.S. TREASURY OBLIGATIONS 1.2%

U.S. Treasury Bonds
4.375% due 05/15/2041 (e) (g)	6,100	6,093

Total United States (Cost $304,915)		316,424

SHORT-TERM INSTRUMENTS 13.2%

CERTIFICATES OF DEPOSIT 0.9%

Banco do Brasil S.A.
2.266% due 02/14/2014	$2,700	2,699

Itau Unibanco S.A.
0.000% due 02/06/2012	2,000	1,983

		4,682

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.7%

Barclays Capital, Inc.
0.010% due 07/01/2011		$2,000	$2,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.750% due 01/15/2028 valued at $2,035. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2011		1,155	1,155
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,180. Repurchase proceeds are $1,155.)

			3,155

JAPAN TREASURY BILLS 9.7%
0.105% due 07/11/2011 - 09/12/2011 (b)	JPY	3,880,000	48,190

U.S. TREASURY BILLS 1.9%
0.100% due 07/21/2011 - 09/15/2011 (b) (e) (f) (g)		$9,353	9,353

Total Short-Term Instruments (Cost $64,341)			65,380

Total Investments 98.7% (Cost $470,205)			$488,872

Written Options (i) (0.1%) (Premiums $745)			(551)

Other Assets and Liabilities (Net) 1.4%			6,881

Net Assets 100.0%			$495,202

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $3,257 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	Securities with an aggregate market value of $240 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.
(g)	Securities with an aggregate market value of $2,613 and cash of $18 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2013	88	$182
90-Day Eurodollar December Futures	Long	12/2013	173	(167)
90-Day Eurodollar March Futures	Long	03/2016	227	115
Euro-Bobl September Futures	Long	09/2011	314	111
Euro-Bobl September Futures Put Options Strike @ EUR 109.000	Long	09/2011	200	0
Euro-Bund 10-Year Bond September Futures	Long	09/2011	213	23
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 111.500	Long	09/2011	300	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2012	290	47
United Kingdom Government 10-Year Gilt September Futures	Long	09/2011	66	13

				$324

(h)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	1.310%	$	1,000	$(10)	$0	$(10)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.185%		100	(1)	0	(1)

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Boston Scientific Corp.	MSC	(1.000%	)	06/20/2014	0.495%	$	1,500	$(23)	$7	$(30)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.006%		200	(10)	0	(10)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	0.787%		5,900	(39)	266	(305)
CenturyLink, Inc.	JPM	(1.000%	)	06/20/2017	2.156%		4,700	292	(3)	295
Citigroup, Inc.	BOA	(5.000%	)	06/20/2013	0.802%		100	(8)	3	(11)
Citigroup, Inc.	BOA	(0.940%	)	06/20/2018	1.554%		2,000	75	0	75
Citigroup, Inc.	DUB	(5.000%	)	06/20/2013	0.799%	EUR	6,600	(799)	247	(1,046)
Citigroup, Inc.	DUB	(1.000%	)	09/20/2019	1.558%	$	1,000	39	64	(25)
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	1.553%		1,000	33	0	33
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	0.397%		200	0	0	0
CSX Corp.	BOA	(0.230%	)	03/20/2012	0.089%		200	0	0	0
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	0.587%		2,000	(19)	46	(65)
DR Horton, Inc.	DUB	(1.000%	)	06/20/2016	2.412%		4,500	287	471	(184)
Erac USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.440%		800	(28)	0	(28)
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	0.448%		1,000	(1)	0	(1)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	1.575%		200	2	0	2
International Lease Finance Corp.	BCLY	(5.000%	)	09/20/2012	2.060%		9,500	(354)	772	(1,126)
International Lease Finance Corp.	BOA	(0.130%	)	03/20/2012	1.575%		200	2	0	2
iStar Financial, Inc.	CSFB	(0.450%	)	03/20/2012	4.298%		200	6	0	6
JPMorgan Chase & Co.	CSFB	(0.760%	)	12/20/2017	0.877%		1,000	7	0	7
KB Home	DUB	(5.000%	)	03/20/2015	5.006%		1,200	(2)	(93)	91
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	2.489%		2,000	74	0	74
Limited Brands, Inc.	JPM	(2.850%	)	09/20/2017	2.493%		1,000	(20)	0	(20)
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.645%		1,000	2	0	2
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.645%		1,000	(1)	0	(1)
Masco Corp.	CSFB	(0.907%	)	12/20/2016	3.016%		200	20	0	20
MDC Holdings, Inc.	DUB	(1.000%	)	12/20/2012	0.772%		10,800	(40)	71	(111)
Mohawk Industries, Inc.	UBS	(1.550%	)	03/20/2016	1.779%		1,000	10	0	10
Motorola Solutions, Inc.	BCLY	(1.000%	)	12/20/2011	0.131%		1,400	(6)	51	(57)
Motorola Solutions, Inc.	JPM	(1.000%	)	12/20/2012	0.210%		11,090	(134)	411	(545)
Nabors Industries, Inc.	GSC	(1.000%	)	03/20/2018	1.282%		7,800	132	90	42
Nabors Industries, Inc.	UBS	(1.050%	)	03/20/2018	1.319%		1,800	29	0	29
Nationwide Health Properties, Inc.	JPM	(1.990%	)	06/20/2015	0.643%		500	(26)	0	(26)
Norfolk Southern Corp.	BCLY	(0.450%	)	09/20/2014	0.219%		1,000	(8)	0	(8)
Rio Tinto Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	0.084%		1,000	(66)	0	(66)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	1.260%		1,000	5	0	5
Springleaf Finance Corp.	BOA	(1.370%	)	12/20/2017	6.142%		100	20	0	20
Tyson Foods, Inc.	BNP	(1.000%	)	03/20/2014	0.952%		4,000	(6)	136	(142)
UBS AG	BCLY	(2.250%	)	03/20/2014	0.617%	EUR	800	(51)	0	(51)
UBS AG	BOA	(2.280%	)	06/20/2018	1.071%	$	1,300	(100)	0	(100)
UBS AG	DUB	(1.000%	)	12/20/2017	1.051%		8,000	22	40	(18)
UST LLC	GSC	(0.720%	)	03/20/2018	0.366%		1,000	(23)	0	(23)
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	0.513%		300	(8)	0	(8)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	0.513%		300	(8)	0	(8)
Vivendi S.A.	BNP	(1.820%	)	06/20/2013	0.513%		300	(8)	0	(8)
Vivendi S.A.	DUB	(1.500%	)	06/20/2018	1.218%		100	(2)	0	(2)
WPP PLC	BCLY	(3.750%	)	06/20/2017	1.142%	GBP	1,000	(229)	0	(229)
XL Group PLC	BCLY	(0.310%	)	03/20/2012	0.323%	$	100	0	0	0

								$(973)	$2,579	$(3,552)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)			Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	03/20/2015	0.425%	$		700	$15	$11	$4
Australia Government Bond	DUB	1.000%	03/20/2016	0.507%			700	16	16	0
BP Capital Markets America, Inc.	BCLY	1.000%	06/20/2015	0.668%		EUR	100	2	(15)	17
BP Capital Markets America, Inc.	CSFB	5.000%	06/20/2015	0.676%	$		500	85	8	77
BP Capital Markets America, Inc.	GSC	5.000%	06/20/2015	0.676%			1,100	185	9	176
BP Capital Markets America, Inc.	GSC	5.000%	09/20/2015	0.707%			200	35	3	32
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.676%			300	51	2	49
Brazil Government International Bond	CITI	1.000%	03/20/2016	1.043%			4,200	(6)	(40)	34
China Government International Bond	BCLY	0.850%	12/20/2014	0.620%			1,600	13	0	13
China Government International Bond	JPM	0.820%	12/20/2014	0.620%			300	2	0	2
China Government International Bond	RBS	0.810%	12/20/2014	0.620%			2,400	16	0	16
China Government International Bond	RBS	0.815%	12/20/2014	0.620%			1,000	7	0	7
Egypt Government International Bond	MSC	1.000%	03/20/2016	3.053%			300	(26)	(36)	10
Export-Import Bank of Korea	HSBC	1.000%	09/20/2011	0.469%			1,900	3	3	0
HSBC Finance Corp.	GSC	5.000%	06/20/2012	0.289%			1,000	48	12	36

								$446	$(27)	$473

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-16 5-Year Index	BCLY	(5.000%	)	06/20/2016	$	26,300	$(466)	$(230)	$(236)
CDX.HY-16 5-Year Index	BOA	(5.000%	)	06/20/2016		10,600	(188)	(298)	110
CDX.HY-15 5-Year Index	UBS	(5.000%	)	12/20/2015		20,000	(673)	(813)	140

							$(1,327)	$(1,341)	$14

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE.AA.06-1 Index	CSFB	0.320%	07/25/2045	$	475	$(269)	$(142)	$(127)
ABX.HE.AAA.06-2 Index	DUB	0.110%	05/25/2046		481	(239)	(147)	(92)

						$(508)	$(289)	$(219)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY	EUR	900	$19	$1	$18
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	12	0	12
Pay	1-Month GBP-United Kingdom RPI Index	3.275%	05/19/2016	BCLY	GBP	3,800	(31)	0	(31)
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC	BRL	21,300	(53)	(66)	13
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		22,700	49	44	5
Pay	1-Year BRL-CDI	12.510%	01/02/2014	BCLY		22,100	7	0	7
Pay	3-Month CAD Bank Bill	2.500%	03/15/2016	HSBC	CAD	12,500	77	(52)	129
Receive	3-Month USD-CPURNSA Index	2.680%	01/15/2021	BNP	$	700	10	0	10
Receive	3-Month USD-CPURNSA Index	2.680%	01/15/2021	DUB		5,600	76	3	73
Receive	3-Month USD-LIBOR	4.000%	06/15/2031	DUB		5,800	(55)	213	(268)
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	BCLY	AUD	21,600	369	43	326
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	CITI		2,000	34	(5)	39
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2016	HSBC	EUR	16,400	90	(91)	181
Pay	6-Month GBP-LIBOR	3.250%	06/15/2016	BNP	GBP	15,400	894	678	216
Pay	6-Month GBP-LIBOR	3.250%	09/21/2016	BCLY		16,500	745	548	197
Pay	6-Month JPY-LIBOR	0.450%	12/21/2012	RBS	JPY	8,400,000	74	(2)	76
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	CSFB		3,720,000	1,160	1,013	147
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RBS		1,150,000	358	313	45

							$3,835	$2,640	$1,195

(i)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$124.500	08/26/2011	640	$405	$(342)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	39,100	$209	$(206)
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	17,100	131	(3)

								$340	$(209)

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2010	182	$46,100	EUR	17,100	$479
Sales	1,709	17,000		0	793
Closing Buys	(1,251)	(24,000)		0	(527)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 06/30/2011	640	$39,100	EUR	17,100	$745

(j)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	07/01/2026	$20,000	$20,440	$(20,356)
Fannie Mae	4.000%	07/01/2026	8,000	8,329	(8,330)
Fannie Mae	4.000%	07/01/2041	13,000	13,159	(12,992)
Fannie Mae	4.500%	07/01/2041	16,000	16,590	(16,550)
Ginnie Mae	5.000%	08/01/2041	27,000	29,157	(29,177)
Ginnie Mae	5.500%	08/01/2041	38,000	41,717	(41,735)

				$129,392	$(129,140)

(k)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,208	07/2011	BOA	$33	$0	$33
Buy	BRL	9,006	07/2011	DUB	271	0	271
Sell		7,186	07/2011	HSBC	0	(180)	(180)
Sell		1,821	07/2011	UBS	0	(48)	(48)
Buy		6,727	08/2011	BCLY	75	0	75
Sell		6,727	08/2011	HSBC	0	(182)	(182)
Buy		848	08/2011	UBS	24	0	24
Sell		848	08/2011	UBS	0	(15)	(15)
Sell		6,727	09/2011	BCLY	0	(74)	(74)
Buy		6,545	09/2011	HSBC	164	0	164
Sell		65	09/2011	HSBC	0	(1)	(1)
Buy	CAD	490	09/2011	BNP	9	0	9
Buy		5,878	09/2011	DUB	116	0	116
Buy		2,401	09/2011	RBC	50	0	50
Sell	CNY	2,569	09/2011	BCLY	2	0	2
Sell		5,146	09/2011	CITI	3	0	3
Sell		28	09/2011	DUB	0	0	0
Sell		2,574	09/2011	JPM	1	0	1
Buy		30,618	09/2011	MSC	145	0	145
Sell		30,590	09/2011	RBS	0	(140)	(140)
Buy		22,134	02/2013	JPM	0	(23)	(23)
Buy		28	08/2013	DUB	0	0	0
Buy		9,648	01/2015	DUB	0	(24)	(24)
Sell		2,378	09/2015	JPM	7	0	7
Buy		29,440	09/2015	RBS	260	0	260
Buy		2,965	04/2016	DUB	0	(6)	(6)
Buy		10,861	04/2016	JPM	0	(19)	(19)
Buy	DKK	18,263	08/2011	CITI	0	(77)	(77)
Sell	EUR	3,689	07/2011	BCLY	134	0	134
Buy		4,519	07/2011	BNP	55	0	55
Sell		3,633	07/2011	BNP	129	0	129
Buy		10,770	07/2011	BOA	0	(231)	(231)
Buy		37,917	07/2011	CITI	227	(632)	(405)
Sell		5,501	07/2011	CITI	45	(7)	38
Buy		2,325	07/2011	CSFB	31	0	31
Buy		1,235	07/2011	JPM	8	0	8
Buy		4,764	07/2011	RBC	8	(132)	(124)
Sell		3,768	07/2011	RBC	2	0	2
Buy		4,707	07/2011	RBS	18	(114)	(96)
Sell		3,783	07/2011	RBS	12	0	12
Buy	GBP	5,007	09/2011	BCLY	0	(157)	(157)
Buy		5,006	09/2011	CITI	0	(166)	(166)
Buy		4,932	09/2011	UBS	0	(190)	(190)
Sell	IDR	1,713,000	07/2011	BCLY	0	0	0
Buy		24,986,400	07/2011	CITI	13	0	13
Sell		3,447,000	07/2011	CITI	0	(2)	(2)

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	IDR	18,987,587	07/2011	HSBC	$0	$(17)	$(17)
Buy		893,187	07/2011	JPM	7	0	7
Sell		1,732,000	07/2011	JPM	0	(2)	(2)
Buy		920,000	10/2011	CITI	6	0	6
Buy		23,139,240	10/2011	DUB	114	0	114
Sell		22,643,200	10/2011	DUB	0	(51)	(51)
Buy		22,569,500	10/2011	RBS	196	0	196
Buy		17,265,587	07/2012	HSBC	19	0	19
Buy	INR	166,786	08/2011	BCLY	62	0	62
Buy		50,000	08/2011	BNP	16	0	16
Buy		104,391	08/2011	CITI	101	0	101
Sell		59,100	08/2011	CITI	0	(42)	(42)
Buy		14,200	08/2011	DUB	13	0	13
Sell		59,125	08/2011	JPM	0	(42)	(42)
Sell	JPY	505,467	07/2011	BCLY	0	(42)	(42)
Buy		11,924,957	07/2011	BNP	0	(756)	(756)
Sell		499,803	07/2011	BNP	0	(10)	(10)
Sell		809,361	07/2011	BOA	0	(464)	(464)
Sell		428,655	07/2011	JPM	0	(225)	(225)
Sell		680,809	07/2011	RBS	0	(357)	(357)
Sell		1,960,000	09/2011	CITI	191	0	191
Buy	KRW	9,134,836	08/2011	CITI	301	0	301
Sell		650,700	08/2011	CITI	0	(8)	(8)
Sell		645,825	08/2011	HSBC	0	(4)	(4)
Sell		327,450	08/2011	JPM	0	(6)	(6)
Buy	MYR	2,100	08/2011	BCLY	17	0	17
Sell		596	08/2011	BCLY	2	0	2
Buy		12,534	08/2011	CITI	29	(47)	(18)
Sell		1,197	08/2011	CITI	3	0	3
Buy		1,094	08/2011	HSBC	7	0	7
Sell		594	08/2011	HSBC	3	0	3
Buy		700	08/2011	JPM	5	0	5
Sell		602	08/2011	JPM	0	0	0
Buy		308	11/2011	CITI	0	(2)	(2)
Buy	NOK	3,343	08/2011	CITI	0	(2)	(2)
Buy		2,025	08/2011	CSFB	8	0	8
Buy		11,807	08/2011	DUB	0	(55)	(55)
Sell		22,592	08/2011	HSBC	9	0	9
Sell		30,839	08/2011	RBC	0	(1)	(1)
Buy	PHP	103,332	03/2012	CITI	0	(11)	(11)
Buy	SEK	16,421	08/2011	CITI	0	(110)	(110)
Buy	SGD	300	09/2011	BCLY	10	0	10
Buy		800	09/2011	CITI	26	0	26
Buy		800	09/2011	DUB	13	0	13
Buy		1,000	09/2011	GSC	2	0	2
Buy		1,523	09/2011	JPM	30	0	30
Buy		800	09/2011	RBS	26	0	26
Buy		300	09/2011	UBS	0	0	0
Sell	TWD	5,587	01/2012	BNP	3	0	3
Sell		11,607	01/2012	CITI	5	0	5
Buy		74,022	01/2012	DUB	14	0	14
Buy		85,050	01/2012	GSC	4	0	4
Sell		5,570	01/2012	HSBC	3	0	3
Sell		5,616	01/2012	JPM	2	0	2
Sell	ZAR	97	07/2011	HSBC	0	0	0
Buy		97	07/2011	JPM	0	0	0
Buy		97	10/2011	HSBC	0	0	0

					$3,089	$(4,674)	$(1,585)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio’s assets and liabilities(2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Australia
Mortgage-Backed Securities	$0	$2,524	$0	$2,524
Brazil
Corporate Bonds & Notes	0	14,061	2,395	16,456
Sovereign Issues	0	1,182	0	1,182

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Canada
Corporate Bonds & Notes	$0	$1,101	$0	$1,101
Cayman Islands
Asset-Backed Securities	0	1,715	0	1,715
France
Corporate Bonds & Notes	0	3,241	0	3,241
Germany
Asset-Backed Securities	0	204	0	204

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Bank Loan Obligations	$0	$995	$0	$995
Corporate Bonds & Notes	0	3,391	0	3,391
Sovereign Issues	0	11,908	0	11,908
Ireland
Corporate Bonds & Notes	0	2,611	0	2,611
Mortgage-Backed Securities	0	930	0	930
Italy
Asset-Backed Securities	0	454	0	454
Sovereign Issues	0	3,534	0	3,534
Jersey, Channel Islands
Asset-Backed Securities	0	3,596	0	3,596
Corporate Bonds & Notes	0	1,753	0	1,753
Mexico
Corporate Bonds & Notes	0	3,228	0	3,228
Netherlands
Corporate Bonds & Notes	0	13,307	0	13,307
Norway
Sovereign Issues	0	6,190	0	6,190
Qatar
Corporate Bonds & Notes	0	2,153	0	2,153
Sovereign Issues	0	3,368	0	3,368
Russia
Corporate Bonds & Notes	0	1,669	0	1,669
South Korea
Sovereign Issues	0	4,147	0	4,147
Switzerland
Corporate Bonds & Notes	0	11,393	0	11,393
United Arab Emirates
Sovereign Issues	0	2,256	0	2,256
United Kingdom
Corporate Bonds & Notes	0	1,787	1,132	2,919
Sovereign Issues	0	843	0	843

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
United States
Asset-Backed Securities	$0	$9,093	$0	$9,093
Bank Loan Obligations	0	7,510	0	7,510
Corporate Bonds & Notes	0	145,880	2,841	148,721
Mortgage-Backed Securities	0	58,610	4,958	63,568
Municipal Bonds & Notes	0	17,266	0	17,266
Preferred Securities	81	0	440	521
U.S. Government Agencies	0	63,652	0	63,652
U.S. Treasury Obligations	0	6,093	0	6,093
Short-Term Instruments
Certificates of Deposit	0	4,682	0	4,682
Repurchase Agreements	0	3,155	0	3,155
Japan Treasury Bills	0	48,190	0	48,190
U.S. Treasury Bills	0	9,353	0	9,353
	$81	$477,025	$11,766	$488,872

Short Sales, at value	$0	$(129,140)	$0	$(129,140)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,436	0	1,436
Foreign Exchange Contracts	0	3,089	0	3,089
Interest Rate Contracts	491	1,494	0	1,985
	$491	$6,019	$0	$6,510

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4,720)	0	(4,720)
Foreign Exchange Contracts	0	(4,674)	0	(4,674)
Interest Rate Contracts	(167)	(850)	0	(1,017)
	$(167)	$(10,244)	$0	$(10,411)

Totals	$405	$343,660	$11,766	$355,831

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory(3)	Beginning Balance at 12/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (8)
Investments, at value
Brazil
Corporate Bonds & Notes	$0	$2,400	$0	$0	$0	$(5)	$0	$0	$2,395	$(5)
Cayman Islands
Asset-Backed Securities	1,664	0	0	7	0	44	0	(1,715)	0	0
United Kingdom
Corporate Bonds & Notes	1,062	0	0	0	0	70	0	0	1,132	70
United States
Corporate Bonds & Notes	2,955	0	(75)	(6)	(2)	(31)	0	0	2,841	(21)
Mortgage-Backed Securities	2,140	2,859	(53)	4	3	5	0	0	4,958	7
Preferred Securities	443	0	0	0	0	(3)	0	0	440	(3)

	$8,264	$5,259	$(128)	$5	$1	$80	$0	$(1,715)	$11,766	$48

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	Semiannual Report	June 30, 2011	19

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

June 30, 2011 (Unaudited)

(m)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$3,089	$0	$3,089
Unrealized appreciation on swap agreements	0	1,436	0	0	1,494	2,930

	$0	$1,436	$0	$3,089	$1,494	$6,019

Liabilities:
Written options outstanding	$0	$0	$0	$0	$551	$551
Variation margin payable (2)	0	0	0	0	1,014	1,014
Unrealized depreciation on foreign currency contracts	0	0	0	4,674	0	4,674
Unrealized depreciation on swap agreements	0	4,720	0	0	299	5,019

	$0	$4,720	$0	$4,674	$1,864	$11,258

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(22)	$(22)
Net realized gain (loss) on futures contracts, written options and swaps	0	(1,807)	0	0	3,521	1,714
Net realized gain on foreign currency transactions	0	0	0	13,126	0	13,126

	$0	$(1,807)	$0	$13,126	$3,499	$14,818

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$22	$22
Net change in unrealized appreciation on futures contracts, written options and swaps	0	401	0	0	1,123	1,524
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(9,143)	0	(9,143)

	$0	$401	$0	$(9,143)	$1,145	$(7,597)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $324 as reported in the Notes to Schedule of Investments.

(n)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$26	$(430)	$(404)
BNP	320	290	610
BOA	(787)	769	(18)
CITI	(129)	606	477
CSFB	1,048	(980)	68
DUB	(286)	560	274
GSC	383	(470)	(87)
HSBC	(9)	(140)	(149)
JPM	(178)	331	153
MSC	43	(570)	(527)
RBC	(73)	0	(73)
RBS	400	(580)	(180)
UBS	(1,079)	700	(379)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

20	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  ORGANIZATION

The PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements

Semiannual Report	June 30, 2011	21

Notes to Financial Statements (Cont.)

into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments.

Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities,

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.
(c) Options Contracts The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Semiannual Report	June 30, 2011	25

Notes to Financial Statements (Cont.)

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

26	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$864,419	$875,107	$276,908	$366,469

Semiannual Report	June 30, 2011	27

Notes to Financial Statements (Cont.)

June 30, 2011 (Unaudited)

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	100	$1,388	194	$2,600
Administrative Class	7,705	105,738	15,747	207,813
Advisor Class	821	11,316	1,567	20,787
Issued as reinvestment of distributions
Institutional Class	6	81	17	228
Administrative Class	481	6,629	1,863	24,691
Advisor Class	38	524	110	1,469
Cost of shares redeemed
Institutional Class	(30)	(418)	(76)	(1,012)
Administrative Class	(12,159)	(169,126)	(23,920)	(311,258)
Advisor Class	(136)	(1,869)	(286)	(3,927)
Net (decrease) resulting from Portfolio share transactions	(3,174)	$(45,737)	(4,784)	$(58,609)

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held*
Institutional Class	2	96
Administrative Class	2	91
Advisor Class	2	100

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$24,987	$ (6,320)	$18,667

14. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

28	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	RPI	Retail Price Index
CDX.HY	Credit Derivatives Index - High Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds

Semiannual Report	June 30, 2011	29

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS25_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Global Bond Portfolio (Unhedged)

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

United States	65.3%
Short-Term Instruments	12.8%
Brazil	3.6%
Germany	3.4%
Netherlands	2.7%
Other	12.2%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	5 Years	Class Inception (01/31/2006)
PIMCO Global Bond Portfolio (Unhedged) Institutional Class	5.29%	14.76%	9.01%	8.56%
JPMorgan GBI Global FX NY Index Unhedged in USD±	4.56%	10.31%	7.66%	7.30%

All Portfolio returns are net of fees and expenses

* Cumulative return

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.76% for Institutional Class shares.

± JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,052.89	$1,021.08
Expenses Paid During Period†	$3.82	$3.76
Net Annualized Expense Ratio	0.75%	0.75%

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	Exposure to high-quality financial corporate bonds and U.S. municipal bonds contributed to performance as spreads on these sectors narrowed early in the reporting period.

»

An overweight exposure to a basket of emerging market Asian and commodity-linked currencies contributed to performance as the Chinese renminbi, Korean won, Australian dollar, and Norwegian krone appreciated relative to the U.S. dollar.

»	An underweight exposure to the Japanese yen contributed to performance as the currency depreciated relative to the U.S. dollar

»	Exposure to Agency mortgage-backed securities contributed to performance as spreads on these securities narrowed over U.S. Treasuries early in the reporting period.

»

A duration (or sensitivity to changes in market interest rates) overweight in core-Europe (short-end German bunds) detracted from performance as short-end government yields rose. These losses more than offset gains from a duration underweight to peripheral sovereigns in which ten-year government spreads widened relative to core countries.

»

An overweight to U.K. duration detracted from performance as ten-year government rates rose in January 2011 and February 2011; an underweight to U.K. duration later in the reporting period also detracted from performance as ten-year government rates fell in April 2011.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Global Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2011+	12/31/2010	12/31/2009	12/31/2008	12/31/2007	01/31/2006-12/31/2006

Institutional Class
Net asset value beginning of year or period	$13.49	$12.72	$12.25	$12.78	$12.06	$12.00
Net investment income (a)	0.26	0.47	0.49	0.51	0.43	0.41
Net realized/unrealized gain (loss) on investments	0.45	1.01	1.59	(0.59)	0.74	0.04
Total income (loss) from investment operations	0.71	1.48	2.08	(0.08)	1.17	0.45
Dividends from net investment income	(0.20)	(0.38)	(0.42)	(0.45)	(0.42)	(0.39)
Distributions from net realized capital gains	0.00	(0.33)	(1.19)	0.00	(0.03)	0.00
Total distributions	(0.20)	(0.71)	(1.61)	(0.45)	(0.45)	(0.39)
Net asset value end of year or period	$14.00	$13.49	$12.72	$12.25	$12.78	$12.06
Total return	5.29%	11.81%	17.01%	(0.69)%	9.89%	3.77%
Net assets end of year or period (000s)	$6,408	$5,156	$3,143	$1,507	$229	$48
Ratio of expenses to average net assets	0.75%*	0.76%	0.75%	0.86%	0.75%	0.75%*
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.75%	0.75%	0.75%	0.75%*
Ratio of net investment income to average net assets	3.76%*	3.55%	3.83%	4.10%	3.51%	3.70%*
Portfolio turnover rate	224%	849%**	624%	661%	560%	224%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$485,717
Repurchase agreements, at value	3,155
Cash	38
Deposits with counterparty	18
Foreign currency, at value	3,315
Receivable for investments sold	200,300
Receivable for Portfolio shares sold	8,852
Interest and dividends receivable	3,905
Swap premiums paid	5,606
Unrealized appreciation on foreign currency contracts	3,089
Unrealized appreciation on swap agreements	2,930
716,925

Liabilities:
Payable for investments purchased	$72,069
Payable for Portfolio shares redeemed	2,943
Payable for short sales	129,140
Written options outstanding	551
Deposits from counterparty	3,910
Accrued related party fees	359
Variation margin payable	1,014
Swap premiums received	2,044
Unrealized depreciation on foreign currency contracts	4,674
Unrealized depreciation on swap agreements	5,019
221,723

Net Assets	$495,202

Net Assets Consist of:
Paid in capital	$448,269
Undistributed net investment income	651
Accumulated undistributed net realized gain	30,477
Net unrealized appreciation	15,805
$495,202

Net Assets:
Institutional Class	$6,408
Administrative Class	442,527
Advisor Class	46,267

Shares Issued and Outstanding:
Institutional Class	458
Administrative Class	31,607
Advisor Class	3,305

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$14.00
Administrative Class	14.00
Advisor Class	14.00

Cost of Investments	$467,050
Cost of Repurchase Agreements	$3,155
Cost of Foreign Currency Held	$3,299
Proceeds Received on Short Sales	$129,392
Premiums Received on Written Options	$745

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$11,751
Dividends	3
Total Income	11,754

Expenses:
Investment advisory fees	645
Supervisory and administrative fees	1,290
Servicing fees – Administrative Class	354
Distribution and/or servicing fees – Advisor Class	48
Trustees' fees	5
Interest expense	10
Total Expenses	2,352

Net Investment Income	9,402

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	7,492
Net realized gain on futures contracts, written options and swaps	1,714
Net realized gain on foreign currency transactions	14,338
Net change in unrealized appreciation on investments	3,593
Net change in unrealized appreciation on futures contracts, written options and swaps	1,524
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(9,689)
Net Gain	18,972

Net Increase in Net Assets Resulting from Operations	$28,374

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

(Decrease) in Net Assets from:

Operations:
Net investment income	$9,402	$17,885
Net realized gain	23,544	19,160
Net realized gain on Affiliate investments	0	6
Net capital gain distributions received from Underlying Funds	0	16,751
Net change in unrealized (depreciation)	(4,572)	0
Net increase resulting from operations	28,374	53,802

Distributions to Shareholders:
From net investment income
Institutional Class	(81)	(113)
Administrative Class	(6,657)	(13,606)
Advisor Class	(524)	(669)
From net realized capital gains
Institutional Class	0	(114)
Administrative Class	0	(11,086)
Advisor Class	0	(800)

Total Distributions	(7,262)	(26,388)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(45,737)	(58,609)

Total (Decrease) in Net Assets	(24,625)	(31,195)

Net Assets:
Beginning of period	519,827	551,022
End of period*	$495,202	$519,827

*Including undistributed (overdistributed) net investment income of:	$651	$(4,753)

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged)

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.5%

MORTGAGE-BACKED SECURITIES 0.5%

Medallion Trust
0.387% due 05/25/2035		$346	$340

Puma Finance Ltd.
0.328% due 02/21/2038		304	292
5.047% due 08/22/2037	AUD	367	380
5.340% due 07/12/2036		108	114

Swan Trust
0.344% due 05/12/2037		$345	336
5.200% due 05/12/2037	AUD	475	499

Torrens Trust
5.270% due 10/19/2038		536	563

Total Australia (Cost $2,365)			2,524

BRAZIL 3.5%

CORPORATE BONDS & NOTES 3.3%

Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	1,900	2,743

Banco Santander Brasil S.A.
2.346% due 03/18/2014		$3,700	3,722
4.250% due 01/14/2016		200	201
4.500% due 04/06/2015		1,500	1,534

Banco Votorantim Ltd.
3.246% due 03/28/2014		2,400	2,395

Banco Votorantim S.A.
5.250% due 02/11/2016		2,700	2,751

BM&FBovespa S.A.
5.500% due 07/16/2020		300	312

CSN Islands XI Corp.
6.875% due 09/21/2019		400	438

CSN Resources S.A.
6.500% due 07/21/2020		2,000	2,135

GTL Trade Finance, Inc.
7.250% due 10/20/2017		200	225

			16,456

SOVEREIGN ISSUES 0.2%

Brazil Government International Bond
4.875% due 01/22/2021		1,100	1,182

Total Brazil (Cost $17,216)			17,638

CANADA 0.2%

CORPORATE BONDS & NOTES 0.2%

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	1,101

Total Canada (Cost $880)			1,101

CAYMAN ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.3%

Landmark CDO Ltd.
0.554% due 06/01/2017		$1,774	1,715

Total Cayman Islands (Cost $1,686)			1,715

FRANCE 0.7%

CORPORATE BONDS & NOTES 0.7%

Lafarge S.A.
6.500% due 07/15/2016		$2,000	2,163

Vivendi S.A.
5.750% due 04/04/2013		900	965
6.625% due 04/04/2018		100	113

Total France (Cost $2,971)			3,241

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 3.3%

ASSET-BECKED SECURITIES 0.0%

Driver One GmbH
1.402% due 10/21/2015	EUR	141	$204

BANK LOAN OBLIGATIONS 0.2%

Fresenius Medical Care Holdings, Inc.
1.621% due 03/31/2013		$997	995

CORPORATE BONDS & NOTES 0.7%

Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014	EUR	2,200	3,391

SOVEREIGN ISSUES 2.4%

Republic of Germany Government Bond
2.000% due 02/26/2016		8,300	11,908

Total Germany (Cost $15,967)			16,498

IRELAND 0.7%

CORPORATE BONDS & NOTES 0.5%

Depfa ACS Bank
3.250% due 02/15/2012	EUR	1,800	2,611

MORTGAGE-BACKED SECURITIES 0.2%

Immeo Residential Finance PLC
1.631% due 12/15/2016		$684	930

Total Ireland (Cost $3,517)			3,541

ITALY 0.8%

ASSET-BACKED SECURITIES 0.1%

Locat Securitisation Vehicle SRL
1.624% due 12/12/2028	EUR	292	411

Split SRL
1.489% due 10/25/2018		30	43

			454

SOVEREIGN ISSUES 0.7%

Italy Buoni Poliennali Del Tesoro Inflation Linked Bond
2.100% due 09/15/2021 (d)		2,604	3,534

Total Italy (Cost $4,074)			3,988

JERSEY, CHANNEL ISLANDS 1.1%

ASSET-BACKED SECURITIES 0.7%

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	2,460	3,596

CORPORATE BONDS & NOTES 0.4%

WPP PLC
6.000% due 04/04/2017	GBP	1,000	1,753

Total Jersey, Channel Islands (Cost $4,498)			5,349

MEXICO 0.7%

CORPORATE BONDS & NOTES 0.7%

America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$2,000	2,105

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,100	1,123

Total Mexico (Cost $3,094)			3,228

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NETHERLANDS 2.7%

CORPORATE BONDS & NOTES 2.7%

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	1,000	$1,455

Fortis Bank Nederland NV
3.375% due 05/19/2014		7,600	11,370

Waha Aerospace BV
3.925% due 07/28/2020		$475	482

Total Netherlands (Cost $12,037)			13,307

NORWAY 1.3%

SOVEREIGN ISSUES 1.3%

Norway Government Bond
6.500% due 05/15/2013	NOK	31,157	6,190

Total Norway (Cost $5,213)			6,190

QATAR 1.1%

CORPORATE BONDS & NOTES 0.4%

Qatari Diar Finance QSC
3.500% due 07/21/2015		$2,100	2,153

SOVEREIGN ISSUES 0.7%

Qatar Government International Bond
4.000% due 01/20/2015		3,200	3,368

Total Qatar (Cost $5,490)			5,521

RUSSIA 0.3%

CORPORATE BONDS & NOTES 0.3%

Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		$300	354

Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		1,100	1,315

Total Russia (Cost $1,451)			1,669

SOUTH KOREA 0.8%

SOVEREIGN ISSUES 0.8%

Export-Import Bank of Korea
4.125% due 09/09/2015		$500	523
5.750% due 05/22/2013	EUR	500	761
5.875% due 01/14/2015		$2,600	2,863

Total South Korea (Cost $4,028)			4,147

SWITZERLAND 2.3%

CORPORATE BONDS & NOTES 2.3%

UBS AG
5.750% due 04/25/2018		$1,900	2,062
5.875% due 12/20/2017		8,500	9,331

Total Switzerland (Cost $10,620)			11,393

UNITED ARAB EMIRATES 0.5%

SOVEREIGN ISSUES 0.5%

Emirate of Abu Dhabi
6.750% due 04/08/2019		$1,900	2,256

Total United Arab Emirates (Cost $2,086)			2,256

UNITED KINGDOM 0.8%

CORPORATE BONDS & NOTES 0.6%

HBOS PLC
6.750% due 05/21/2018		$800	770

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LBG Capital No.1 PLC
8.500% due 12/29/2049		$1,200	$1,132

Lloyds TSB Bank PLC
4.375% due 01/12/2015		900	914

XL Capital Finance Europe PLC
6.500% due 01/15/2012		100	103

			2,919

SOVEREIGN ISSUES 0.2%

United Kingdom Gilt
3.750% due 09/07/2020	GBP	300	496
4.750% due 12/07/2038		200	347

			843

Total United Kingdom (Cost $3,756)			3,762

UNITED STATES 63.9%

ASSET-BACKED SECURITIES 1.8%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$14	14

Amortizing Residential Collateral Trust
0.766% due 07/25/2032		1	1
0.886% due 10/25/2031		2	1

Asset-Backed Funding Certificates
0.246% due 01/25/2037		3	3

Capital Auto Receivables Asset Trust
1.637% due 10/15/2012		160	160

Carrington Mortgage Loan Trust
0.236% due 12/25/2036		199	191

Conseco Finance Securitizations Corp.
6.990% due 07/01/2031		2,336	2,405

Countrywide Asset-Backed Certificates
0.236% due 08/25/2037		85	83

Credit Suisse First Boston Mortgage Securities Corp.
0.806% due 01/25/2032		1	1

Credit-Based Asset Servicing & Securitization LLC
0.246% due 11/25/2036		52	42

Denver Arena Trust
6.940% due 11/15/2019		100	103

Ford Credit Auto Owner Trust
1.607% due 06/15/2012		14	14

Home Equity Mortgage Trust
5.500% due 01/25/2037		195	39

JPMorgan Mortgage Acquisition Corp.
0.236% due 10/25/2036		51	50

Morgan Stanley ABS Capital I
0.986% due 07/25/2037		2,657	2,401

Nelnet Student Loan Trust
0.256% due 12/27/2016		101	101

SACO I, Inc.
0.306% due 05/25/2036		12	11
0.586% due 04/25/2035		9	4

Securitized Asset-Backed Receivables LLC Trust
0.236% due 12/25/2036		46	45

SLC Student Loan Trust
0.697% due 06/15/2017		624	624

SLM Student Loan Trust
0.354% due 04/26/2021		977	974
0.447% due 12/17/2018		100	99
0.774% due 10/25/2017		1,600	1,603

Structured Asset Securities Corp.
0.586% due 05/25/2034		8	7
1.694% due 04/25/2035		31	25

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Asset-Backed Certificates
0.246% due 10/25/2036		$130	$92

			9,093

BANK LOAN OBLIGATIONS 1.5%

AGFS Funding Co.
5.500% due 05/10/2017		1,800	1,768

CIT Group, Inc.
6.250% due 08/11/2015		1,000	1,008
HCA, Inc.
2.496% due 11/14/2013		2,259	2,246
2.746% due 05/02/2016		1,000	988

Vodafone Group PLC
6.875% due 08/11/2015		1,400	1,449
6.875% due 08/17/2015		49	51

			7,510

CORPORATE BONDS & NOTES 30.0%

Ally Financial, Inc.
3.646% due 06/20/2014		1,100	1,076
6.000% due 12/15/2011		885	898
6.750% due 12/01/2014		2,000	2,075

Altria Group, Inc.
9.250% due 08/06/2019		1,000	1,305

American Express Credit Corp.
5.875% due 05/02/2013		200	215

American International Group, Inc.
5.750% due 03/15/2067	GBP	800	1,091
8.000% due 05/22/2068	EUR	1,700	2,471
8.175% due 05/15/2068		$1,600	1,754

AutoZone, Inc.
5.875% due 10/15/2012		100	106

Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,000	1,142
7.250% due 02/01/2018		1,300	1,545

Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,631
6.400% due 06/15/2016		200	225

Capital One Financial Corp.
7.375% due 05/23/2014		5,900	6,739

CenturyLink, Inc.
6.000% due 04/01/2017		4,700	4,907

CIT Group, Inc.
5.250% due 04/01/2014		400	400
7.000% due 05/01/2014		334	339
7.000% due 05/01/2015		200	200
7.000% due 05/01/2016		333	332
7.000% due 05/01/2017		466	465

Citigroup, Inc.
3.625% due 11/30/2017	EUR	6,600	8,852
4.750% due 05/31/2017		100	135
4.750% due 02/10/2019		200	273
6.125% due 05/15/2018		$600	661
8.125% due 07/15/2039		800	1,004
8.500% due 05/22/2019		2,700	3,350

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	1,094

CMS Energy Corp.
1.228% due 01/15/2013		200	199

Continental Airlines Pass-Through Trust
9.000% due 07/08/2016		1,221	1,398

Countrywide Financial Corp.
5.800% due 06/07/2012		2,450	2,556

CSX Corp.
6.300% due 03/15/2012		200	208

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cytec Industries, Inc.
4.600% due 07/01/2013		$2,000	$2,122

DISH DBS Corp.
6.375% due 10/01/2011		100	101

DR Horton, Inc.
6.500% due 04/15/2016		4,500	4,714

El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	301

El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	112

Erac USA Finance LLC
5.800% due 10/15/2012		800	844

Ford Motor Credit Co. LLC
7.000% due 10/01/2013		300	321
8.000% due 06/01/2014		1,800	1,975
8.700% due 10/01/2014		2,400	2,692

GATX Financial Corp.
5.500% due 02/15/2012		1,000	1,023

Goldman Sachs Group, Inc.
0.674% due 07/22/2015		500	475
0.785% due 01/12/2015		700	676
0.846% due 09/29/2014		800	782
3.700% due 08/01/2015		800	815
6.250% due 09/01/2017		500	552

International Lease Finance Corp.
5.350% due 03/01/2012		200	204
5.400% due 02/15/2012		200	204
5.550% due 09/05/2012		9,500	9,761
6.750% due 09/01/2016		1,300	1,391
7.125% due 09/01/2018		1,200	1,290

iStar Financial, Inc.
5.150% due 03/01/2012		200	201

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	212

KB Home
5.875% due 01/15/2015		$1,200	1,146

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		1,000	270
6.875% due 05/02/2018 (a)		800	219

Limited Brands, Inc.
6.900% due 07/15/2017		1,000	1,076

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		2,000	2,170

Masco Corp.
6.125% due 10/03/2016		200	206

MDC Holdings, Inc.
7.000% due 12/01/2012		10,450	11,207

Metropolitan Life Global Funding I
0.497% due 03/15/2012		900	901
5.125% due 04/10/2013		1,300	1,384

Mohawk Industries, Inc.
6.875% due 01/15/2016		1,000	1,092

Morgan Stanley
0.758% due 10/15/2015		1,000	948
1.711% due 04/13/2016	EUR	700	950
6.625% due 04/01/2018		$1,000	1,103

Motorola Solutions, Inc.
5.375% due 11/15/2012		11,090	11,684
8.000% due 11/01/2011		1,300	1,329

Nabors Industries, Inc.
6.150% due 02/15/2018		9,600	10,622

Nationwide Health Properties, Inc.
6.000% due 05/20/2015		500	548

NGPL PipeCo LLC
6.514% due 12/15/2012		2,700	2,840

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Norfolk Southern Corp.
5.257% due 09/17/2014		$1,000	$1,109

Puget Energy, Inc.
6.500% due 12/15/2020		1,200	1,242

Sealed Air Corp.
5.625% due 07/15/2013		1,000	1,052

Springleaf Finance Corp.
4.875% due 07/15/2012		100	100

Sprint Capital Corp.
8.375% due 03/15/2012		6,500	6,792

Tyson Foods, Inc.
10.500% due 03/01/2014		3,500	4,174

UAL Pass-Through Trust
10.400% due 05/01/2018		1,273	1,443

UST LLC
5.750% due 03/01/2018		1,000	1,077

WM Covered Bond Program
3.875% due 09/27/2011	EUR	1,800	2,623

			148,721

MORTGAGE-BACKED SECURITIES 12.9%

Adjustable Rate Mortgage Trust
2.874% due 09/25/2035		$38	28

American Home Mortgage Assets
0.376% due 05/25/2046		510	287
0.396% due 10/25/2046		686	373

Banc of America Funding Corp.
2.785% due 02/20/2036		754	696
5.888% due 04/25/2037		732	515
5.952% due 10/20/2046		365	227

Banc of America Large Loan, Inc.
1.937% due 11/15/2015		2,633	2,445

Banc of America Mortgage Securities, Inc.
2.870% due 05/25/2035		4,900	4,004

BCAP LLC Trust
0.356% due 01/25/2037		585	308
5.250% due 04/28/2037		3,085	2,856

Bear Stearns Adjustable Rate Mortgage Trust
2.340% due 08/25/2035		238	225
2.400% due 08/25/2035		6,423	5,970
2.593% due 08/25/2033		38	37
2.710% due 03/25/2035		315	296
2.731% due 03/25/2035		94	89
2.792% due 05/25/2034		86	80
2.814% due 05/25/2034		22	21
2.853% due 10/25/2033		34	33
3.582% due 11/25/2034		22	21
5.230% due 05/25/2047		783	568

Bear Stearns Alt-A Trust
2.916% due 09/25/2035		230	168
2.920% due 11/25/2035 (a)		300	177
5.980% due 08/25/2036		421	264

Bear Stearns Commercial Mortgage Securities
0.297% due 03/15/2019		837	835

Bear Stearns Structured Products, Inc.
5.027% due 12/26/2046		189	126

CC Mortgage Funding Corp.
0.366% due 07/25/2036		194	120

Citigroup Commercial Mortgage Trust
5.886% due 12/10/2049		400	418

Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035		119	114
2.450% due 08/25/2035		121	106

Countrywide Alternative Loan Trust
0.366% due 02/20/2047		396	208

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.381% due 12/20/2046	$798	$426
0.396% due 03/20/2046	240	137
0.396% due 07/20/2046	693	295
0.466% due 02/25/2037	303	173
0.536% due 05/25/2037	166	93
1.778% due 11/25/2035	69	40
2.318% due 11/25/2035	69	40
5.250% due 06/25/2035	59	52
5.664% due 11/25/2035	681	408
5.721% due 08/25/2036	145	143
6.000% due 04/25/2037	152	103
6.250% due 08/25/2037 (a)	75	48
6.500% due 06/25/2036	366	219

Countrywide Home Loan Mortgage Pass-Through Trust
0.416% due 05/25/2035	154	105
0.476% due 04/25/2035	46	30
0.506% due 03/25/2035	178	97
0.516% due 02/25/2035	16	12
0.566% due 09/25/2034	19	10
2.528% due 02/20/2036	711	490
2.923% due 08/25/2034	14	10
3.094% due 11/25/2034	49	41
4.181% due 11/19/2033	61	59
5.750% due 12/25/2035	1,243	1,095
7.500% due 06/25/2035	2,317	2,426

Credit Suisse First Boston Mortgage Securities Corp.
2.617% due 08/25/2033	62	61
6.500% due 04/25/2033	2	2

Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	245	140

Deutsche ALT-A Securities, Inc.
5.886% due 10/25/2036	699	418

First Horizon Asset Securities, Inc.
2.706% due 12/25/2033	22	21
6.250% due 08/25/2017	24	25

Greenpoint Mortgage Funding Trust
0.456% due 11/25/2045	17	10

GSR Mortgage Loan Trust
1.900% due 03/25/2033	28	28
2.430% due 06/25/2034	16	14
2.790% due 09/25/2035	658	631

Harborview Mortgage Loan Trust
0.376% due 01/19/2038	1,748	1,106
0.556% due 02/19/2034	4	3
1.128% due 12/19/2036	254	138
2.954% due 05/19/2033	56	55

Indymac Index Mortgage Loan Trust
4.970% due 09/25/2035	532	435

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	110	105

JPMorgan Mortgage Trust
2.115% due 11/25/2033	27	27
2.842% due 07/25/2035	384	371
2.967% due 07/25/2035	329	324
5.015% due 02/25/2035	50	50

MASTR Alternative Loans Trust
0.586% due 03/25/2036	71	23

Mellon Residential Funding Corp.
0.627% due 12/15/2030	21	20

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	300	320

Merrill Lynch Floating Trust
0.728% due 07/09/2021	800	769

Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036	214	157
0.436% due 08/25/2036	48	38
2.302% due 02/25/2033	26	24

MLCC Mortgage Investors, Inc.
1.653% due 10/25/2035	14,722	13,189

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Asset Acceptance Corp.
2.583% due 10/25/2035	$38	$25

Residential Accredit Loans, Inc.
0.336% due 02/25/2047	254	119
0.366% due 06/25/2046	652	241
0.396% due 04/25/2046	279	117

RiverView HECM Trust
0.246% due 07/25/2047	2,216	2,102

Structured Adjustable Rate Mortgage Loan Trust
2.580% due 02/25/2034	29	27
2.593% due 04/25/2034	79	69
5.027% due 09/25/2034	90	86

Structured Asset Mortgage Investments, Inc.
0.376% due 07/25/2046	768	450
0.396% due 05/25/2046	173	96
0.406% due 05/25/2036	783	438
0.406% due 09/25/2047	600	237
0.436% due 07/19/2035	587	492
0.466% due 02/25/2036	935	585
0.536% due 03/19/2034	14	13
0.766% due 07/19/2034	8	7

Thornburg Mortgage Securities Trust
0.286% due 03/25/2037	1,553	1,515
0.296% due 11/25/2046	272	269

Wachovia Bank Commercial Mortgage Trust
0.277% due 09/15/2021	408	394

WaMu Mortgage Pass-Through Certificates
0.456% due 12/25/2045	99	82
0.476% due 10/25/2045	5,216	4,303
0.496% due 01/25/2045	15	13
0.506% due 01/25/2045	16	13
0.978% due 02/25/2047	715	454
1.678% due 08/25/2042	11	9
2.573% due 03/25/2034	90	88
2.576% due 06/25/2033	25	25
2.609% due 02/27/2034	10	10
2.671% due 02/25/2037	757	582
2.714% due 09/25/2033	2,093	2,012
2.859% due 07/25/2046	360	263
5.387% due 11/25/2036	1,746	1,326

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.218% due 07/25/2046	129	53

Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036	239	214
2.802% due 04/25/2036	51	46
4.500% due 11/25/2018	83	84
4.750% due 10/25/2018	38	38

		63,568

MUNICIPAL BONDS & NOTES 3.5%

Chicago, Illinois Board of Education General Obligation Bonds, (BABs), Series 2009
6.138% due 12/01/2039	3,100	3,076

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,400	1,493

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	387

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,300	1,061

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,500	2,909

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.375% due 06/15/2043	2,700	2,856

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	$2,600	$2,866

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	292

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	5

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,130	2,321

		17,266

	SHARES
PREFERRED SECURITIES 0.1%

DG Funding Trust
0.553% due 12/31/2049	58	440

SLM Corp.
4.682% due 03/15/2017	500	11
5.619% due 01/16/2018	3,100	70

		521

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 12.9%

Fannie Mae
0.306% due 03/25/2034	$17	17
0.336% due 08/25/2034	11	10
0.386% due 10/27/2037	1,600	1,590
2.140% due 12/01/2034	17	17
2.469% due 10/01/2034	6	6
2.680% due 11/01/2034	117	123

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 08/01/2025 - 03/01/2026	$20,355	$20,752
4.000% due 09/01/2025 - 06/01/2041	21,367	21,741
4.500% due 06/01/2041	16,000	16,576
5.500% due 03/25/2028 - 05/01/2047	113	121
6.000% due 07/25/2044	61	69

Freddie Mac
0.417% due 02/15/2019	471	471
0.466% due 09/25/2031	42	40
0.687% due 04/15/2028	477	480
1.484% due 10/25/2044	91	91
2.520% due 02/01/2029	12	13
2.557% due 04/01/2037	109	115
4.500% due 02/15/2017	32	32
5.000% due 03/15/2017	29	30
6.000% due 04/15/2036	954	1,097

Ginnie Mae
2.125% due 11/20/2024	4	4
6.000% due 09/20/2038	234	257

		63,652

U.S. TREASURY OBLIGATIONS 1.2%

U.S. Treasury Bonds
4.375% due 05/15/2041 (e) (g)	6,100	6,093

Total United States (Cost $304,915)		316,424

SHORT-TERM INSTRUMENTS 13.2%

CERTIFICATES OF DEPOSIT 0.9%

Banco do Brasil S.A.
2.266% due 02/14/2014	$2,700	2,699

Itau Unibanco S.A.
0.000% due 02/06/2012	2,000	1,983

		4,682

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.7%

Barclays Capital, Inc.
0.010% due 07/01/2011		$2,000	$2,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.750% due 01/15/2028 valued at $2,035. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2011		1,155	1,155
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,180. Repurchase proceeds are $1,155.)

			3,155

JAPAN TREASURY BILLS 9.7%
0.105% due 07/11/2011 - 09/12/2011 (b)	JPY	3,880,000	48,190

U.S. TREASURY BILLS 1.9%
0.100% due 07/21/2011 - 09/15/2011 (b) (e) (f) (g)		$9,353	9,353

Total Short-Term Instruments (Cost $64,341)			65,380

Total Investments 98.7% (Cost $470,205)			$488,872

Written Options (i) (0.1%) (Premiums $745)			(551)

Other Assets and Liabilities (Net) 1.4%			6,881

Net Assets 100.0%			$495,202

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $3,257 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	Securities with an aggregate market value of $240 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.
(g)	Securities with an aggregate market value of $2,613 and cash of $18 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2013	88	$182
90-Day Eurodollar December Futures	Long	12/2013	173	(167)
90-Day Eurodollar March Futures	Long	03/2016	227	115
Euro-Bobl September Futures	Long	09/2011	314	111
Euro-Bobl September Futures Put Options Strike @ EUR 109.000	Long	09/2011	200	0
Euro-Bund 10-Year Bond September Futures	Long	09/2011	213	23
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 111.500	Long	09/2011	300	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2012	290	47
United Kingdom Government 10-Year Gilt September Futures	Long	09/2011	66	13

				$324

(h)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	1.310%	$	1,000	$(10)	$0	$(10)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.185%		100	(1)	0	(1)

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Boston Scientific Corp.	MSC	(1.000%	)	06/20/2014	0.495%	$	1,500	$(23)	$7	$(30)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.006%		200	(10)	0	(10)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	0.787%		5,900	(39)	266	(305)
CenturyLink, Inc.	JPM	(1.000%	)	06/20/2017	2.156%		4,700	292	(3)	295
Citigroup, Inc.	BOA	(5.000%	)	06/20/2013	0.802%		100	(8)	3	(11)
Citigroup, Inc.	BOA	(0.940%	)	06/20/2018	1.554%		2,000	75	0	75
Citigroup, Inc.	DUB	(5.000%	)	06/20/2013	0.799%	EUR	6,600	(799)	247	(1,046)
Citigroup, Inc.	DUB	(1.000%	)	09/20/2019	1.558%	$	1,000	39	64	(25)
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	1.553%		1,000	33	0	33
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	0.397%		200	0	0	0
CSX Corp.	BOA	(0.230%	)	03/20/2012	0.089%		200	0	0	0
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	0.587%		2,000	(19)	46	(65)
DR Horton, Inc.	DUB	(1.000%	)	06/20/2016	2.412%		4,500	287	471	(184)
Erac USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.440%		800	(28)	0	(28)
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	0.448%		1,000	(1)	0	(1)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	1.575%		200	2	0	2
International Lease Finance Corp.	BCLY	(5.000%	)	09/20/2012	2.060%		9,500	(354)	772	(1,126)
International Lease Finance Corp.	BOA	(0.130%	)	03/20/2012	1.575%		200	2	0	2
iStar Financial, Inc.	CSFB	(0.450%	)	03/20/2012	4.298%		200	6	0	6
JPMorgan Chase & Co.	CSFB	(0.760%	)	12/20/2017	0.877%		1,000	7	0	7
KB Home	DUB	(5.000%	)	03/20/2015	5.006%		1,200	(2)	(93)	91
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	2.489%		2,000	74	0	74
Limited Brands, Inc.	JPM	(2.850%	)	09/20/2017	2.493%		1,000	(20)	0	(20)
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.645%		1,000	2	0	2
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.645%		1,000	(1)	0	(1)
Masco Corp.	CSFB	(0.907%	)	12/20/2016	3.016%		200	20	0	20
MDC Holdings, Inc.	DUB	(1.000%	)	12/20/2012	0.772%		10,800	(40)	71	(111)
Mohawk Industries, Inc.	UBS	(1.550%	)	03/20/2016	1.779%		1,000	10	0	10
Motorola Solutions, Inc.	BCLY	(1.000%	)	12/20/2011	0.131%		1,400	(6)	51	(57)
Motorola Solutions, Inc.	JPM	(1.000%	)	12/20/2012	0.210%		11,090	(134)	411	(545)
Nabors Industries, Inc.	GSC	(1.000%	)	03/20/2018	1.282%		7,800	132	90	42
Nabors Industries, Inc.	UBS	(1.050%	)	03/20/2018	1.319%		1,800	29	0	29
Nationwide Health Properties, Inc.	JPM	(1.990%	)	06/20/2015	0.643%		500	(26)	0	(26)
Norfolk Southern Corp.	BCLY	(0.450%	)	09/20/2014	0.219%		1,000	(8)	0	(8)
Rio Tinto Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	0.084%		1,000	(66)	0	(66)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	1.260%		1,000	5	0	5
Springleaf Finance Corp.	BOA	(1.370%	)	12/20/2017	6.142%		100	20	0	20
Tyson Foods, Inc.	BNP	(1.000%	)	03/20/2014	0.952%		4,000	(6)	136	(142)
UBS AG	BCLY	(2.250%	)	03/20/2014	0.617%	EUR	800	(51)	0	(51)
UBS AG	BOA	(2.280%	)	06/20/2018	1.071%	$	1,300	(100)	0	(100)
UBS AG	DUB	(1.000%	)	12/20/2017	1.051%		8,000	22	40	(18)
UST LLC	GSC	(0.720%	)	03/20/2018	0.366%		1,000	(23)	0	(23)
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	0.513%		300	(8)	0	(8)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	0.513%		300	(8)	0	(8)
Vivendi S.A.	BNP	(1.820%	)	06/20/2013	0.513%		300	(8)	0	(8)
Vivendi S.A.	DUB	(1.500%	)	06/20/2018	1.218%		100	(2)	0	(2)
WPP PLC	BCLY	(3.750%	)	06/20/2017	1.142%	GBP	1,000	(229)	0	(229)
XL Group PLC	BCLY	(0.310%	)	03/20/2012	0.323%	$	100	0	0	0

								$(973)	$2,579	$(3,552)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)			Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	03/20/2015	0.425%	$		700	$15	$11	$4
Australia Government Bond	DUB	1.000%	03/20/2016	0.507%			700	16	16	0
BP Capital Markets America, Inc.	BCLY	1.000%	06/20/2015	0.668%		EUR	100	2	(15)	17
BP Capital Markets America, Inc.	CSFB	5.000%	06/20/2015	0.676%	$		500	85	8	77
BP Capital Markets America, Inc.	GSC	5.000%	06/20/2015	0.676%			1,100	185	9	176
BP Capital Markets America, Inc.	GSC	5.000%	09/20/2015	0.707%			200	35	3	32
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.676%			300	51	2	49
Brazil Government International Bond	CITI	1.000%	03/20/2016	1.043%			4,200	(6)	(40)	34
China Government International Bond	BCLY	0.850%	12/20/2014	0.620%			1,600	13	0	13
China Government International Bond	JPM	0.820%	12/20/2014	0.620%			300	2	0	2
China Government International Bond	RBS	0.810%	12/20/2014	0.620%			2,400	16	0	16
China Government International Bond	RBS	0.815%	12/20/2014	0.620%			1,000	7	0	7
Egypt Government International Bond	MSC	1.000%	03/20/2016	3.053%			300	(26)	(36)	10
Export-Import Bank of Korea	HSBC	1.000%	09/20/2011	0.469%			1,900	3	3	0
HSBC Finance Corp.	GSC	5.000%	06/20/2012	0.289%			1,000	48	12	36

								$446	$(27)	$473

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-16 5-Year Index	BCLY	(5.000%	)	06/20/2016	$	26,300	$(466)	$(230)	$(236)
CDX.HY-16 5-Year Index	BOA	(5.000%	)	06/20/2016		10,600	(188)	(298)	110
CDX.HY-15 5-Year Index	UBS	(5.000%	)	12/20/2015		20,000	(673)	(813)	140

							$(1,327)	$(1,341)	$14

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE.AA.06-1 Index	CSFB	0.320%	07/25/2045	$	475	$(269)	$(142)	$(127)
ABX.HE.AAA.06-2 Index	DUB	0.110%	05/25/2046		481	(239)	(147)	(92)

						$(508)	$(289)	$(219)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY	EUR	900	$19	$1	$18
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	12	0	12
Pay	1-Month GBP-United Kingdom RPI Index	3.275%	05/19/2016	BCLY	GBP	3,800	(31)	0	(31)
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC	BRL	21,300	(53)	(66)	13
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		22,700	49	44	5
Pay	1-Year BRL-CDI	12.510%	01/02/2014	BCLY		22,100	7	0	7
Pay	3-Month CAD Bank Bill	2.500%	03/15/2016	HSBC	CAD	12,500	77	(52)	129
Receive	3-Month USD-CPURNSA Index	2.680%	01/15/2021	BNP	$	700	10	0	10
Receive	3-Month USD-CPURNSA Index	2.680%	01/15/2021	DUB		5,600	76	3	73
Receive	3-Month USD-LIBOR	4.000%	06/15/2031	DUB		5,800	(55)	213	(268)
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	BCLY	AUD	21,600	369	43	326
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	CITI		2,000	34	(5)	39
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2016	HSBC	EUR	16,400	90	(91)	181
Pay	6-Month GBP-LIBOR	3.250%	06/15/2016	BNP	GBP	15,400	894	678	216
Pay	6-Month GBP-LIBOR	3.250%	09/21/2016	BCLY		16,500	745	548	197
Pay	6-Month JPY-LIBOR	0.450%	12/21/2012	RBS	JPY	8,400,000	74	(2)	76
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	CSFB		3,720,000	1,160	1,013	147
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RBS		1,150,000	358	313	45

							$3,835	$2,640	$1,195

(i)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$124.500	08/26/2011	640	$405	$(342)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	39,100	$209	$(206)
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	17,100	131	(3)

								$340	$(209)

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2010	182	$46,100	EUR	17,100	$479
Sales	1,709	17,000		0	793
Closing Buys	(1,251)	(24,000)		0	(527)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 06/30/2011	640	$39,100	EUR	17,100	$745

(j)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	07/01/2026	$20,000	$20,440	$(20,356)
Fannie Mae	4.000%	07/01/2026	8,000	8,329	(8,330)
Fannie Mae	4.000%	07/01/2041	13,000	13,159	(12,992)
Fannie Mae	4.500%	07/01/2041	16,000	16,590	(16,550)
Ginnie Mae	5.000%	08/01/2041	27,000	29,157	(29,177)
Ginnie Mae	5.500%	08/01/2041	38,000	41,717	(41,735)

				$129,392	$(129,140)

(k)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,208	07/2011	BOA	$33	$0	$33
Buy	BRL	9,006	07/2011	DUB	271	0	271
Sell		7,186	07/2011	HSBC	0	(180)	(180)
Sell		1,821	07/2011	UBS	0	(48)	(48)
Buy		6,727	08/2011	BCLY	75	0	75
Sell		6,727	08/2011	HSBC	0	(182)	(182)
Buy		848	08/2011	UBS	24	0	24
Sell		848	08/2011	UBS	0	(15)	(15)
Sell		6,727	09/2011	BCLY	0	(74)	(74)
Buy		6,545	09/2011	HSBC	164	0	164
Sell		65	09/2011	HSBC	0	(1)	(1)
Buy	CAD	490	09/2011	BNP	9	0	9
Buy		5,878	09/2011	DUB	116	0	116
Buy		2,401	09/2011	RBC	50	0	50
Sell	CNY	2,569	09/2011	BCLY	2	0	2
Sell		5,146	09/2011	CITI	3	0	3
Sell		28	09/2011	DUB	0	0	0
Sell		2,574	09/2011	JPM	1	0	1
Buy		30,618	09/2011	MSC	145	0	145
Sell		30,590	09/2011	RBS	0	(140)	(140)
Buy		22,134	02/2013	JPM	0	(23)	(23)
Buy		28	08/2013	DUB	0	0	0
Buy		9,648	01/2015	DUB	0	(24)	(24)
Sell		2,378	09/2015	JPM	7	0	7
Buy		29,440	09/2015	RBS	260	0	260
Buy		2,965	04/2016	DUB	0	(6)	(6)
Buy		10,861	04/2016	JPM	0	(19)	(19)
Buy	DKK	18,263	08/2011	CITI	0	(77)	(77)
Sell	EUR	3,689	07/2011	BCLY	134	0	134
Buy		4,519	07/2011	BNP	55	0	55
Sell		3,633	07/2011	BNP	129	0	129
Buy		10,770	07/2011	BOA	0	(231)	(231)
Buy		37,917	07/2011	CITI	227	(632)	(405)
Sell		5,501	07/2011	CITI	45	(7)	38
Buy		2,325	07/2011	CSFB	31	0	31
Buy		1,235	07/2011	JPM	8	0	8
Buy		4,764	07/2011	RBC	8	(132)	(124)
Sell		3,768	07/2011	RBC	2	0	2
Buy		4,707	07/2011	RBS	18	(114)	(96)
Sell		3,783	07/2011	RBS	12	0	12
Buy	GBP	5,007	09/2011	BCLY	0	(157)	(157)
Buy		5,006	09/2011	CITI	0	(166)	(166)
Buy		4,932	09/2011	UBS	0	(190)	(190)
Sell	IDR	1,713,000	07/2011	BCLY	0	0	0
Buy		24,986,400	07/2011	CITI	13	0	13
Sell		3,447,000	07/2011	CITI	0	(2)	(2)

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	IDR	18,987,587	07/2011	HSBC	$0	$(17)	$(17)
Buy		893,187	07/2011	JPM	7	0	7
Sell		1,732,000	07/2011	JPM	0	(2)	(2)
Buy		920,000	10/2011	CITI	6	0	6
Buy		23,139,240	10/2011	DUB	114	0	114
Sell		22,643,200	10/2011	DUB	0	(51)	(51)
Buy		22,569,500	10/2011	RBS	196	0	196
Buy		17,265,587	07/2012	HSBC	19	0	19
Buy	INR	166,786	08/2011	BCLY	62	0	62
Buy		50,000	08/2011	BNP	16	0	16
Buy		104,391	08/2011	CITI	101	0	101
Sell		59,100	08/2011	CITI	0	(42)	(42)
Buy		14,200	08/2011	DUB	13	0	13
Sell		59,125	08/2011	JPM	0	(42)	(42)
Sell	JPY	505,467	07/2011	BCLY	0	(42)	(42)
Buy		11,924,957	07/2011	BNP	0	(756)	(756)
Sell		499,803	07/2011	BNP	0	(10)	(10)
Sell		809,361	07/2011	BOA	0	(464)	(464)
Sell		428,655	07/2011	JPM	0	(225)	(225)
Sell		680,809	07/2011	RBS	0	(357)	(357)
Sell		1,960,000	09/2011	CITI	191	0	191
Buy	KRW	9,134,836	08/2011	CITI	301	0	301
Sell		650,700	08/2011	CITI	0	(8)	(8)
Sell		645,825	08/2011	HSBC	0	(4)	(4)
Sell		327,450	08/2011	JPM	0	(6)	(6)
Buy	MYR	2,100	08/2011	BCLY	17	0	17
Sell		596	08/2011	BCLY	2	0	2
Buy		12,534	08/2011	CITI	29	(47)	(18)
Sell		1,197	08/2011	CITI	3	0	3
Buy		1,094	08/2011	HSBC	7	0	7
Sell		594	08/2011	HSBC	3	0	3
Buy		700	08/2011	JPM	5	0	5
Sell		602	08/2011	JPM	0	0	0
Buy		308	11/2011	CITI	0	(2)	(2)
Buy	NOK	3,343	08/2011	CITI	0	(2)	(2)
Buy		2,025	08/2011	CSFB	8	0	8
Buy		11,807	08/2011	DUB	0	(55)	(55)
Sell		22,592	08/2011	HSBC	9	0	9
Sell		30,839	08/2011	RBC	0	(1)	(1)
Buy	PHP	103,332	03/2012	CITI	0	(11)	(11)
Buy	SEK	16,421	08/2011	CITI	0	(110)	(110)
Buy	SGD	300	09/2011	BCLY	10	0	10
Buy		800	09/2011	CITI	26	0	26
Buy		800	09/2011	DUB	13	0	13
Buy		1,000	09/2011	GSC	2	0	2
Buy		1,523	09/2011	JPM	30	0	30
Buy		800	09/2011	RBS	26	0	26
Buy		300	09/2011	UBS	0	0	0
Sell	TWD	5,587	01/2012	BNP	3	0	3
Sell		11,607	01/2012	CITI	5	0	5
Buy		74,022	01/2012	DUB	14	0	14
Buy		85,050	01/2012	GSC	4	0	4
Sell		5,570	01/2012	HSBC	3	0	3
Sell		5,616	01/2012	JPM	2	0	2
Sell	ZAR	97	07/2011	HSBC	0	0	0
Buy		97	07/2011	JPM	0	0	0
Buy		97	10/2011	HSBC	0	0	0

					$3,089	$(4,674)	$(1,585)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio’s assets and liabilities(2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Australia
Mortgage-Backed Securities	$0	$2,524	$0	$2,524
Brazil
Corporate Bonds & Notes	0	14,061	2,395	16,456
Sovereign Issues	0	1,182	0	1,182

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Canada
Corporate Bonds & Notes	$0	$1,101	$0	$1,101
Cayman Islands
Asset-Backed Securities	0	1,715	0	1,715
France
Corporate Bonds & Notes	0	3,241	0	3,241
Germany
Asset-Backed Securities	0	204	0	204

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Bank Loan Obligations	$0	$995	$0	$995
Corporate Bonds & Notes	0	3,391	0	3,391
Sovereign Issues	0	11,908	0	11,908
Ireland
Corporate Bonds & Notes	0	2,611	0	2,611
Mortgage-Backed Securities	0	930	0	930
Italy
Asset-Backed Securities	0	454	0	454
Sovereign Issues	0	3,534	0	3,534
Jersey, Channel Islands
Asset-Backed Securities	0	3,596	0	3,596
Corporate Bonds & Notes	0	1,753	0	1,753
Mexico
Corporate Bonds & Notes	0	3,228	0	3,228
Netherlands
Corporate Bonds & Notes	0	13,307	0	13,307
Norway
Sovereign Issues	0	6,190	0	6,190
Qatar
Corporate Bonds & Notes	0	2,153	0	2,153
Sovereign Issues	0	3,368	0	3,368
Russia
Corporate Bonds & Notes	0	1,669	0	1,669
South Korea
Sovereign Issues	0	4,147	0	4,147
Switzerland
Corporate Bonds & Notes	0	11,393	0	11,393
United Arab Emirates
Sovereign Issues	0	2,256	0	2,256
United Kingdom
Corporate Bonds & Notes	0	1,787	1,132	2,919
Sovereign Issues	0	843	0	843

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
United States
Asset-Backed Securities	$0	$9,093	$0	$9,093
Bank Loan Obligations	0	7,510	0	7,510
Corporate Bonds & Notes	0	145,880	2,841	148,721
Mortgage-Backed Securities	0	58,610	4,958	63,568
Municipal Bonds & Notes	0	17,266	0	17,266
Preferred Securities	81	0	440	521
U.S. Government Agencies	0	63,652	0	63,652
U.S. Treasury Obligations	0	6,093	0	6,093
Short-Term Instruments
Certificates of Deposit	0	4,682	0	4,682
Repurchase Agreements	0	3,155	0	3,155
Japan Treasury Bills	0	48,190	0	48,190
U.S. Treasury Bills	0	9,353	0	9,353
	$81	$477,025	$11,766	$488,872

Short Sales, at value	$0	$(129,140)	$0	$(129,140)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,436	0	1,436
Foreign Exchange Contracts	0	3,089	0	3,089
Interest Rate Contracts	491	1,494	0	1,985
	$491	$6,019	$0	$6,510

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4,720)	0	(4,720)
Foreign Exchange Contracts	0	(4,674)	0	(4,674)
Interest Rate Contracts	(167)	(850)	0	(1,017)
	$(167)	$(10,244)	$0	$(10,411)

Totals	$405	$343,660	$11,766	$355,831

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory(3)	Beginning Balance at 12/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (8)
Investments, at value
Brazil
Corporate Bonds & Notes	$0	$2,400	$0	$0	$0	$(5)	$0	$0	$2,395	$(5)
Cayman Islands
Asset-Backed Securities	1,664	0	0	7	0	44	0	(1,715)	0	0
United Kingdom
Corporate Bonds & Notes	1,062	0	0	0	0	70	0	0	1,132	70
United States
Corporate Bonds & Notes	2,955	0	(75)	(6)	(2)	(31)	0	0	2,841	(21)
Mortgage-Backed Securities	2,140	2,859	(53)	4	3	5	0	0	4,958	7
Preferred Securities	443	0	0	0	0	(3)	0	0	440	(3)

	$8,264	$5,259	$(128)	$5	$1	$80	$0	$(1,715)	$11,766	$48

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	Semiannual Report	June 30, 2011	19

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

June 30, 2011 (Unaudited)

(m)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$3,089	$0	$3,089
Unrealized appreciation on swap agreements	0	1,436	0	0	1,494	2,930

	$0	$1,436	$0	$3,089	$1,494	$6,019

Liabilities:
Written options outstanding	$0	$0	$0	$0	$551	$551
Variation margin payable (2)	0	0	0	0	1,014	1,014
Unrealized depreciation on foreign currency contracts	0	0	0	4,674	0	4,674
Unrealized depreciation on swap agreements	0	4,720	0	0	299	5,019

	$0	$4,720	$0	$4,674	$1,864	$11,258

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(22)	$(22)
Net realized gain (loss) on futures contracts, written options and swaps	0	(1,807)	0	0	3,521	1,714
Net realized gain on foreign currency transactions	0	0	0	13,126	0	13,126

	$0	$(1,807)	$0	$13,126	$3,499	$14,818

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$22	$22
Net change in unrealized appreciation on futures contracts, written options and swaps	0	401	0	0	1,123	1,524
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(9,143)	0	(9,143)

	$0	$401	$0	$(9,143)	$1,145	$(7,597)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $324 as reported in the Notes to Schedule of Investments.

(n)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$26	$(430)	$(404)
BNP	320	290	610
BOA	(787)	769	(18)
CITI	(129)	606	477
CSFB	1,048	(980)	68
DUB	(286)	560	274
GSC	383	(470)	(87)
HSBC	(9)	(140)	(149)
JPM	(178)	331	153
MSC	43	(570)	(527)
RBC	(73)	0	(73)
RBS	400	(580)	(180)
UBS	(1,079)	700	(379)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

20	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  ORGANIZATION

The PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements

Semiannual Report	June 30, 2011	21

Notes to Financial Statements (Cont.)

into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments.

Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities,

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Semiannual Report	June 30, 2011	25

Notes to Financial Statements (Cont.)

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

26	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$864,419	$875,107	$276,908	$366,469

Semiannual Report	June 30, 2011	27

Notes to Financial Statements (Cont.)

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	100	$1,388	194	$2,600
Administrative Class	7,705	105,738	15,747	207,813
Advisor Class	821	11,316	1,567	20,787
Issued as reinvestment of distributions
Institutional Class	6	81	17	228
Administrative Class	481	6,629	1,863	24,691
Advisor Class	38	524	110	1,469
Cost of shares redeemed
Institutional Class	(30)	(418)	(76)	(1,012)
Administrative Class	(12,159)	(169,126)	(23,920)	(311,258)
Advisor Class	(136)	(1,869)	(286)	(3,927)
Net (decrease) resulting from Portfolio share transactions	(3,174)	$(45,737)	(4,784)	$(58,609)

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held*
Institutional Class	2	96
Administrative Class	2	91
Advisor Class	2	100

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$24,987	$ (6,320)	$18,667

14. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

28	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	RPI	Retail Price Index
CDX.HY	Credit Derivatives Index - High Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds

Semiannual Report	June 30, 2011	29

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS29_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Global Bond Portfolio (Unhedged)

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

United States	65.3%
Short-Term Instruments	12.8%
Brazil	3.6%
Germany	3.4%
Netherlands	2.7%
Other	12.2%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	Class Inception (10/31/2006)
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	5.16%	14.48%	8.94%
JPMorgan GBI Global FX NY Index Unhedged in USD±	4.56%	10.31%	7.63%

All Portfolio returns are net of fees and expenses

* Cumulative return

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.01% for Advisor Class shares.

± JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,051.61	$1,019.84
Expenses Paid During Period†	$5.09	$5.01
Net Annualized Expense Ratio	1.00%	1.00%

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	Exposure to high-quality financial corporate bonds and U.S. municipal bonds contributed to performance as spreads on these sectors narrowed early in the reporting period.

»

An overweight exposure to a basket of emerging market Asian and commodity-linked currencies contributed to performance as the Chinese renminbi, Korean won, Australian dollar, and Norwegian krone appreciated relative to the U.S. dollar.

»	An underweight exposure to the Japanese yen contributed to performance as the currency depreciated relative to the U.S. dollar

»	Exposure to Agency mortgage-backed securities contributed to performance as spreads on these securities narrowed over U.S. Treasuries early in the reporting period.

»

A duration (or sensitivity to changes in market interest rates) overweight in core-Europe (short-end German bunds) detracted from performance as short-end government yields rose. These losses more than offset gains from a duration underweight to peripheral sovereigns in which ten-year government spreads widened relative to core countries.

»

An overweight to U.K. duration detracted from performance as ten-year government rates rose in January 2011 and February 2011; an underweight to U.K. duration later in the reporting period also detracted from performance as ten-year government rates fell in April 2011.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Global Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2011+	12/31/2010	12/31/2009	12/31/2008	12/31/2007	10/31/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$13.49	$12.72	$12.25	$12.78	$12.06	$12.09
Net investment income (a)	0.24	0.44	0.46	0.49	0.40	0.07
Net realized/unrealized gain (loss) on investments	0.45	1.01	1.59	(0.60)	0.74	(0.04)
Total income (loss) from investment operations	0.69	1.45	2.05	(0.11)	1.14	0.03
Dividends from net investment income	(0.18)	(0.35)	(0.39)	(0.42)	(0.39)	(0.06)
Distributions from net realized capital gains	0.00	(0.33)	(1.19)	0.00	(0.03)	0.00
Total distributions	(0.18)	(0.68)	(1.58)	(0.42)	(0.42)	(0.06)
Net asset value end of year or period	$14.00	$13.49	$12.72	$12.25	$12.78	$12.06
Total return	5.16%	11.53%	16.72%	(0.94)%	9.61%	0.28%
Net assets end of year or period (000s)	$46,267	$34,823	$15,149	$3,645	$11	$10
Ratio of expenses to average net assets	1.00%*	1.01%	1.00%	1.12%	1.00%	1.00%*
Ratio of expenses to average net assets excluding interest expense	1.00%*	1.00%	1.00%	1.00%	1.00%	1.00%*
Ratio of net investment income to average net assets	3.52%*	3.33%	3.55%	4.01%	3.25%	3.08%*
Portfolio turnover rate	224%	849%**	624%	661%	560%	224%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$485,717
Repurchase agreements, at value	3,155
Cash	38
Deposits with counterparty	18
Foreign currency, at value	3,315
Receivable for investments sold	200,300
Receivable for Portfolio shares sold	8,852
Interest and dividends receivable	3,905
Swap premiums paid	5,606
Unrealized appreciation on foreign currency contracts	3,089
Unrealized appreciation on swap agreements	2,930
716,925

Liabilities:
Payable for investments purchased	$72,069
Payable for Portfolio shares redeemed	2,943
Payable for short sales	129,140
Written options outstanding	551
Deposits from counterparty	3,910
Accrued related party fees	359
Variation margin payable	1,014
Swap premiums received	2,044
Unrealized depreciation on foreign currency contracts	4,674
Unrealized depreciation on swap agreements	5,019
221,723

Net Assets	$495,202

Net Assets Consist of:
Paid in capital	$448,269
Undistributed net investment income	651
Accumulated undistributed net realized gain	30,477
Net unrealized appreciation	15,805
$495,202

Net Assets:
Institutional Class	$6,408
Administrative Class	442,527
Advisor Class	46,267

Shares Issued and Outstanding:
Institutional Class	458
Administrative Class	31,607
Advisor Class	3,305

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$14.00
Administrative Class	14.00
Advisor Class	14.00

Cost of Investments	$467,050
Cost of Repurchase Agreements	$3,155
Cost of Foreign Currency Held	$3,299
Proceeds Received on Short Sales	$129,392
Premiums Received on Written Options	$745

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$11,751
Dividends	3
Total Income	11,754

Expenses:
Investment advisory fees	645
Supervisory and administrative fees	1,290
Servicing fees – Administrative Class	354
Distribution and/or servicing fees – Advisor Class	48
Trustees' fees	5
Interest expense	10
Total Expenses	2,352

Net Investment Income	9,402

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	7,492
Net realized gain on futures contracts, written options and swaps	1,714
Net realized gain on foreign currency transactions	14,338
Net change in unrealized appreciation on investments	3,593
Net change in unrealized appreciation on futures contracts, written options and swaps	1,524
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(9,689)
Net Gain	18,972

Net Increase in Net Assets Resulting from Operations	$28,374

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

(Decrease) in Net Assets from:

Operations:
Net investment income	$9,402	$17,885
Net realized gain	23,544	19,160
Net realized gain on Affiliate investments	0	6
Net capital gain distributions received from Underlying Funds	0	16,751
Net change in unrealized (depreciation)	(4,572)	0
Net increase resulting from operations	28,374	53,802

Distributions to Shareholders:
From net investment income
Institutional Class	(81)	(113)
Administrative Class	(6,657)	(13,606)
Advisor Class	(524)	(669)
From net realized capital gains
Institutional Class	0	(114)
Administrative Class	0	(11,086)
Advisor Class	0	(800)

Total Distributions	(7,262)	(26,388)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(45,737)	(58,609)

Total (Decrease) in Net Assets	(24,625)	(31,195)

Net Assets:
Beginning of period	519,827	551,022
End of period*	$495,202	$519,827

*Including undistributed (overdistributed) net investment income of:	$651	$(4,753)

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged)

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.5%

MORTGAGE-BACKED SECURITIES 0.5%

Medallion Trust
0.387% due 05/25/2035		$346	$340

Puma Finance Ltd.
0.328% due 02/21/2038		304	292
5.047% due 08/22/2037	AUD	367	380
5.340% due 07/12/2036		108	114

Swan Trust
0.344% due 05/12/2037		$345	336
5.200% due 05/12/2037	AUD	475	499

Torrens Trust
5.270% due 10/19/2038		536	563

Total Australia (Cost $2,365)			2,524

BRAZIL 3.5%

CORPORATE BONDS & NOTES 3.3%

Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	1,900	2,743

Banco Santander Brasil S.A.
2.346% due 03/18/2014		$3,700	3,722
4.250% due 01/14/2016		200	201
4.500% due 04/06/2015		1,500	1,534

Banco Votorantim Ltd.
3.246% due 03/28/2014		2,400	2,395

Banco Votorantim S.A.
5.250% due 02/11/2016		2,700	2,751

BM&FBovespa S.A.
5.500% due 07/16/2020		300	312

CSN Islands XI Corp.
6.875% due 09/21/2019		400	438

CSN Resources S.A.
6.500% due 07/21/2020		2,000	2,135

GTL Trade Finance, Inc.
7.250% due 10/20/2017		200	225

			16,456

SOVEREIGN ISSUES 0.2%

Brazil Government International Bond
4.875% due 01/22/2021		1,100	1,182

Total Brazil (Cost $17,216)			17,638

CANADA 0.2%

CORPORATE BONDS & NOTES 0.2%

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	1,101

Total Canada (Cost $880)			1,101

CAYMAN ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.3%

Landmark CDO Ltd.
0.554% due 06/01/2017		$1,774	1,715

Total Cayman Islands (Cost $1,686)			1,715

FRANCE 0.7%

CORPORATE BONDS & NOTES 0.7%

Lafarge S.A.
6.500% due 07/15/2016		$2,000	2,163

Vivendi S.A.
5.750% due 04/04/2013		900	965
6.625% due 04/04/2018		100	113

Total France (Cost $2,971)			3,241

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 3.3%

ASSET-BECKED SECURITIES 0.0%

Driver One GmbH
1.402% due 10/21/2015	EUR	141	$204

BANK LOAN OBLIGATIONS 0.2%

Fresenius Medical Care Holdings, Inc.
1.621% due 03/31/2013		$997	995

CORPORATE BONDS & NOTES 0.7%

Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014	EUR	2,200	3,391

SOVEREIGN ISSUES 2.4%

Republic of Germany Government Bond
2.000% due 02/26/2016		8,300	11,908

Total Germany (Cost $15,967)			16,498

IRELAND 0.7%

CORPORATE BONDS & NOTES 0.5%

Depfa ACS Bank
3.250% due 02/15/2012	EUR	1,800	2,611

MORTGAGE-BACKED SECURITIES 0.2%

Immeo Residential Finance PLC
1.631% due 12/15/2016		$684	930

Total Ireland (Cost $3,517)			3,541

ITALY 0.8%

ASSET-BACKED SECURITIES 0.1%

Locat Securitisation Vehicle SRL
1.624% due 12/12/2028	EUR	292	411

Split SRL
1.489% due 10/25/2018		30	43

			454

SOVEREIGN ISSUES 0.7%

Italy Buoni Poliennali Del Tesoro Inflation Linked Bond
2.100% due 09/15/2021 (d)		2,604	3,534

Total Italy (Cost $4,074)			3,988

JERSEY, CHANNEL ISLANDS 1.1%

ASSET-BACKED SECURITIES 0.7%

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	2,460	3,596

CORPORATE BONDS & NOTES 0.4%

WPP PLC
6.000% due 04/04/2017	GBP	1,000	1,753

Total Jersey, Channel Islands (Cost $4,498)			5,349

MEXICO 0.7%

CORPORATE BONDS & NOTES 0.7%

America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$2,000	2,105

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,100	1,123

Total Mexico (Cost $3,094)			3,228

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NETHERLANDS 2.7%

CORPORATE BONDS & NOTES 2.7%

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	1,000	$1,455

Fortis Bank Nederland NV
3.375% due 05/19/2014		7,600	11,370

Waha Aerospace BV
3.925% due 07/28/2020		$475	482

Total Netherlands (Cost $12,037)			13,307

NORWAY 1.3%

SOVEREIGN ISSUES 1.3%

Norway Government Bond
6.500% due 05/15/2013	NOK	31,157	6,190

Total Norway (Cost $5,213)			6,190

QATAR 1.1%

CORPORATE BONDS & NOTES 0.4%

Qatari Diar Finance QSC
3.500% due 07/21/2015		$2,100	2,153

SOVEREIGN ISSUES 0.7%

Qatar Government International Bond
4.000% due 01/20/2015		3,200	3,368

Total Qatar (Cost $5,490)			5,521

RUSSIA 0.3%

CORPORATE BONDS & NOTES 0.3%

Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		$300	354

Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		1,100	1,315

Total Russia (Cost $1,451)			1,669

SOUTH KOREA 0.8%

SOVEREIGN ISSUES 0.8%

Export-Import Bank of Korea
4.125% due 09/09/2015		$500	523
5.750% due 05/22/2013	EUR	500	761
5.875% due 01/14/2015		$2,600	2,863

Total South Korea (Cost $4,028)			4,147

SWITZERLAND 2.3%

CORPORATE BONDS & NOTES 2.3%

UBS AG
5.750% due 04/25/2018		$1,900	2,062
5.875% due 12/20/2017		8,500	9,331

Total Switzerland (Cost $10,620)			11,393

UNITED ARAB EMIRATES 0.5%

SOVEREIGN ISSUES 0.5%

Emirate of Abu Dhabi
6.750% due 04/08/2019		$1,900	2,256

Total United Arab Emirates (Cost $2,086)			2,256

UNITED KINGDOM 0.8%

CORPORATE BONDS & NOTES 0.6%

HBOS PLC
6.750% due 05/21/2018		$800	770

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LBG Capital No.1 PLC
8.500% due 12/29/2049		$1,200	$1,132

Lloyds TSB Bank PLC
4.375% due 01/12/2015		900	914

XL Capital Finance Europe PLC
6.500% due 01/15/2012		100	103

			2,919

SOVEREIGN ISSUES 0.2%

United Kingdom Gilt
3.750% due 09/07/2020	GBP	300	496
4.750% due 12/07/2038		200	347

			843

Total United Kingdom (Cost $3,756)			3,762

UNITED STATES 63.9%

ASSET-BACKED SECURITIES 1.8%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$14	14

Amortizing Residential Collateral Trust
0.766% due 07/25/2032		1	1
0.886% due 10/25/2031		2	1

Asset-Backed Funding Certificates
0.246% due 01/25/2037		3	3

Capital Auto Receivables Asset Trust
1.637% due 10/15/2012		160	160

Carrington Mortgage Loan Trust
0.236% due 12/25/2036		199	191

Conseco Finance Securitizations Corp.
6.990% due 07/01/2031		2,336	2,405

Countrywide Asset-Backed Certificates
0.236% due 08/25/2037		85	83

Credit Suisse First Boston Mortgage Securities Corp.
0.806% due 01/25/2032		1	1

Credit-Based Asset Servicing & Securitization LLC
0.246% due 11/25/2036		52	42

Denver Arena Trust
6.940% due 11/15/2019		100	103

Ford Credit Auto Owner Trust
1.607% due 06/15/2012		14	14

Home Equity Mortgage Trust
5.500% due 01/25/2037		195	39

JPMorgan Mortgage Acquisition Corp.
0.236% due 10/25/2036		51	50

Morgan Stanley ABS Capital I
0.986% due 07/25/2037		2,657	2,401

Nelnet Student Loan Trust
0.256% due 12/27/2016		101	101

SACO I, Inc.
0.306% due 05/25/2036		12	11
0.586% due 04/25/2035		9	4

Securitized Asset-Backed Receivables LLC Trust
0.236% due 12/25/2036		46	45

SLC Student Loan Trust
0.697% due 06/15/2017		624	624

SLM Student Loan Trust
0.354% due 04/26/2021		977	974
0.447% due 12/17/2018		100	99
0.774% due 10/25/2017		1,600	1,603

Structured Asset Securities Corp.
0.586% due 05/25/2034		8	7
1.694% due 04/25/2035		31	25

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Asset-Backed Certificates
0.246% due 10/25/2036		$130	$92

			9,093

BANK LOAN OBLIGATIONS 1.5%

AGFS Funding Co.
5.500% due 05/10/2017		1,800	1,768

CIT Group, Inc.
6.250% due 08/11/2015		1,000	1,008
HCA, Inc.
2.496% due 11/14/2013		2,259	2,246
2.746% due 05/02/2016		1,000	988

Vodafone Group PLC
6.875% due 08/11/2015		1,400	1,449
6.875% due 08/17/2015		49	51

			7,510

CORPORATE BONDS & NOTES 30.0%

Ally Financial, Inc.
3.646% due 06/20/2014		1,100	1,076
6.000% due 12/15/2011		885	898
6.750% due 12/01/2014		2,000	2,075

Altria Group, Inc.
9.250% due 08/06/2019		1,000	1,305

American Express Credit Corp.
5.875% due 05/02/2013		200	215

American International Group, Inc.
5.750% due 03/15/2067	GBP	800	1,091
8.000% due 05/22/2068	EUR	1,700	2,471
8.175% due 05/15/2068		$1,600	1,754

AutoZone, Inc.
5.875% due 10/15/2012		100	106

Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,000	1,142
7.250% due 02/01/2018		1,300	1,545

Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,631
6.400% due 06/15/2016		200	225

Capital One Financial Corp.
7.375% due 05/23/2014		5,900	6,739

CenturyLink, Inc.
6.000% due 04/01/2017		4,700	4,907

CIT Group, Inc.
5.250% due 04/01/2014		400	400
7.000% due 05/01/2014		334	339
7.000% due 05/01/2015		200	200
7.000% due 05/01/2016		333	332
7.000% due 05/01/2017		466	465

Citigroup, Inc.
3.625% due 11/30/2017	EUR	6,600	8,852
4.750% due 05/31/2017		100	135
4.750% due 02/10/2019		200	273
6.125% due 05/15/2018		$600	661
8.125% due 07/15/2039		800	1,004
8.500% due 05/22/2019		2,700	3,350

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	1,094

CMS Energy Corp.
1.228% due 01/15/2013		200	199

Continental Airlines Pass-Through Trust
9.000% due 07/08/2016		1,221	1,398

Countrywide Financial Corp.
5.800% due 06/07/2012		2,450	2,556

CSX Corp.
6.300% due 03/15/2012		200	208

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cytec Industries, Inc.
4.600% due 07/01/2013		$2,000	$2,122

DISH DBS Corp.
6.375% due 10/01/2011		100	101

DR Horton, Inc.
6.500% due 04/15/2016		4,500	4,714

El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	301

El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	112

Erac USA Finance LLC
5.800% due 10/15/2012		800	844

Ford Motor Credit Co. LLC
7.000% due 10/01/2013		300	321
8.000% due 06/01/2014		1,800	1,975
8.700% due 10/01/2014		2,400	2,692

GATX Financial Corp.
5.500% due 02/15/2012		1,000	1,023

Goldman Sachs Group, Inc.
0.674% due 07/22/2015		500	475
0.785% due 01/12/2015		700	676
0.846% due 09/29/2014		800	782
3.700% due 08/01/2015		800	815
6.250% due 09/01/2017		500	552

International Lease Finance Corp.
5.350% due 03/01/2012		200	204
5.400% due 02/15/2012		200	204
5.550% due 09/05/2012		9,500	9,761
6.750% due 09/01/2016		1,300	1,391
7.125% due 09/01/2018		1,200	1,290

iStar Financial, Inc.
5.150% due 03/01/2012		200	201

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	212

KB Home
5.875% due 01/15/2015		$1,200	1,146

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		1,000	270
6.875% due 05/02/2018 (a)		800	219

Limited Brands, Inc.
6.900% due 07/15/2017		1,000	1,076

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		2,000	2,170

Masco Corp.
6.125% due 10/03/2016		200	206

MDC Holdings, Inc.
7.000% due 12/01/2012		10,450	11,207

Metropolitan Life Global Funding I
0.497% due 03/15/2012		900	901
5.125% due 04/10/2013		1,300	1,384

Mohawk Industries, Inc.
6.875% due 01/15/2016		1,000	1,092

Morgan Stanley
0.758% due 10/15/2015		1,000	948
1.711% due 04/13/2016	EUR	700	950
6.625% due 04/01/2018		$1,000	1,103

Motorola Solutions, Inc.
5.375% due 11/15/2012		11,090	11,684
8.000% due 11/01/2011		1,300	1,329

Nabors Industries, Inc.
6.150% due 02/15/2018		9,600	10,622

Nationwide Health Properties, Inc.
6.000% due 05/20/2015		500	548

NGPL PipeCo LLC
6.514% due 12/15/2012		2,700	2,840

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Norfolk Southern Corp.
5.257% due 09/17/2014		$1,000	$1,109

Puget Energy, Inc.
6.500% due 12/15/2020		1,200	1,242

Sealed Air Corp.
5.625% due 07/15/2013		1,000	1,052

Springleaf Finance Corp.
4.875% due 07/15/2012		100	100

Sprint Capital Corp.
8.375% due 03/15/2012		6,500	6,792

Tyson Foods, Inc.
10.500% due 03/01/2014		3,500	4,174

UAL Pass-Through Trust
10.400% due 05/01/2018		1,273	1,443

UST LLC
5.750% due 03/01/2018		1,000	1,077

WM Covered Bond Program
3.875% due 09/27/2011	EUR	1,800	2,623

			148,721

MORTGAGE-BACKED SECURITIES 12.9%

Adjustable Rate Mortgage Trust
2.874% due 09/25/2035		$38	28

American Home Mortgage Assets
0.376% due 05/25/2046		510	287
0.396% due 10/25/2046		686	373

Banc of America Funding Corp.
2.785% due 02/20/2036		754	696
5.888% due 04/25/2037		732	515
5.952% due 10/20/2046		365	227

Banc of America Large Loan, Inc.
1.937% due 11/15/2015		2,633	2,445

Banc of America Mortgage Securities, Inc.
2.870% due 05/25/2035		4,900	4,004

BCAP LLC Trust
0.356% due 01/25/2037		585	308
5.250% due 04/28/2037		3,085	2,856

Bear Stearns Adjustable Rate Mortgage Trust
2.340% due 08/25/2035		238	225
2.400% due 08/25/2035		6,423	5,970
2.593% due 08/25/2033		38	37
2.710% due 03/25/2035		315	296
2.731% due 03/25/2035		94	89
2.792% due 05/25/2034		86	80
2.814% due 05/25/2034		22	21
2.853% due 10/25/2033		34	33
3.582% due 11/25/2034		22	21
5.230% due 05/25/2047		783	568

Bear Stearns Alt-A Trust
2.916% due 09/25/2035		230	168
2.920% due 11/25/2035 (a)		300	177
5.980% due 08/25/2036		421	264

Bear Stearns Commercial Mortgage Securities
0.297% due 03/15/2019		837	835

Bear Stearns Structured Products, Inc.
5.027% due 12/26/2046		189	126

CC Mortgage Funding Corp.
0.366% due 07/25/2036		194	120

Citigroup Commercial Mortgage Trust
5.886% due 12/10/2049		400	418

Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035		119	114
2.450% due 08/25/2035		121	106

Countrywide Alternative Loan Trust
0.366% due 02/20/2047		396	208

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.381% due 12/20/2046	$798	$426
0.396% due 03/20/2046	240	137
0.396% due 07/20/2046	693	295
0.466% due 02/25/2037	303	173
0.536% due 05/25/2037	166	93
1.778% due 11/25/2035	69	40
2.318% due 11/25/2035	69	40
5.250% due 06/25/2035	59	52
5.664% due 11/25/2035	681	408
5.721% due 08/25/2036	145	143
6.000% due 04/25/2037	152	103
6.250% due 08/25/2037 (a)	75	48
6.500% due 06/25/2036	366	219

Countrywide Home Loan Mortgage Pass-Through Trust
0.416% due 05/25/2035	154	105
0.476% due 04/25/2035	46	30
0.506% due 03/25/2035	178	97
0.516% due 02/25/2035	16	12
0.566% due 09/25/2034	19	10
2.528% due 02/20/2036	711	490
2.923% due 08/25/2034	14	10
3.094% due 11/25/2034	49	41
4.181% due 11/19/2033	61	59
5.750% due 12/25/2035	1,243	1,095
7.500% due 06/25/2035	2,317	2,426

Credit Suisse First Boston Mortgage Securities Corp.
2.617% due 08/25/2033	62	61
6.500% due 04/25/2033	2	2

Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	245	140

Deutsche ALT-A Securities, Inc.
5.886% due 10/25/2036	699	418

First Horizon Asset Securities, Inc.
2.706% due 12/25/2033	22	21
6.250% due 08/25/2017	24	25

Greenpoint Mortgage Funding Trust
0.456% due 11/25/2045	17	10

GSR Mortgage Loan Trust
1.900% due 03/25/2033	28	28
2.430% due 06/25/2034	16	14
2.790% due 09/25/2035	658	631

Harborview Mortgage Loan Trust
0.376% due 01/19/2038	1,748	1,106
0.556% due 02/19/2034	4	3
1.128% due 12/19/2036	254	138
2.954% due 05/19/2033	56	55

Indymac Index Mortgage Loan Trust
4.970% due 09/25/2035	532	435

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	110	105

JPMorgan Mortgage Trust
2.115% due 11/25/2033	27	27
2.842% due 07/25/2035	384	371
2.967% due 07/25/2035	329	324
5.015% due 02/25/2035	50	50

MASTR Alternative Loans Trust
0.586% due 03/25/2036	71	23

Mellon Residential Funding Corp.
0.627% due 12/15/2030	21	20

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	300	320

Merrill Lynch Floating Trust
0.728% due 07/09/2021	800	769

Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036	214	157
0.436% due 08/25/2036	48	38
2.302% due 02/25/2033	26	24

MLCC Mortgage Investors, Inc.
1.653% due 10/25/2035	14,722	13,189

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Asset Acceptance Corp.
2.583% due 10/25/2035	$38	$25

Residential Accredit Loans, Inc.
0.336% due 02/25/2047	254	119
0.366% due 06/25/2046	652	241
0.396% due 04/25/2046	279	117

RiverView HECM Trust
0.246% due 07/25/2047	2,216	2,102

Structured Adjustable Rate Mortgage Loan Trust
2.580% due 02/25/2034	29	27
2.593% due 04/25/2034	79	69
5.027% due 09/25/2034	90	86

Structured Asset Mortgage Investments, Inc.
0.376% due 07/25/2046	768	450
0.396% due 05/25/2046	173	96
0.406% due 05/25/2036	783	438
0.406% due 09/25/2047	600	237
0.436% due 07/19/2035	587	492
0.466% due 02/25/2036	935	585
0.536% due 03/19/2034	14	13
0.766% due 07/19/2034	8	7

Thornburg Mortgage Securities Trust
0.286% due 03/25/2037	1,553	1,515
0.296% due 11/25/2046	272	269

Wachovia Bank Commercial Mortgage Trust
0.277% due 09/15/2021	408	394

WaMu Mortgage Pass-Through Certificates
0.456% due 12/25/2045	99	82
0.476% due 10/25/2045	5,216	4,303
0.496% due 01/25/2045	15	13
0.506% due 01/25/2045	16	13
0.978% due 02/25/2047	715	454
1.678% due 08/25/2042	11	9
2.573% due 03/25/2034	90	88
2.576% due 06/25/2033	25	25
2.609% due 02/27/2034	10	10
2.671% due 02/25/2037	757	582
2.714% due 09/25/2033	2,093	2,012
2.859% due 07/25/2046	360	263
5.387% due 11/25/2036	1,746	1,326

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.218% due 07/25/2046	129	53

Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036	239	214
2.802% due 04/25/2036	51	46
4.500% due 11/25/2018	83	84
4.750% due 10/25/2018	38	38

		63,568

MUNICIPAL BONDS & NOTES 3.5%

Chicago, Illinois Board of Education General Obligation Bonds, (BABs), Series 2009
6.138% due 12/01/2039	3,100	3,076

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,400	1,493

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	387

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,300	1,061

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,500	2,909

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.375% due 06/15/2043	2,700	2,856

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	$2,600	$2,866

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	292

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	5

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,130	2,321

		17,266

	SHARES
PREFERRED SECURITIES 0.1%

DG Funding Trust
0.553% due 12/31/2049	58	440

SLM Corp.
4.682% due 03/15/2017	500	11
5.619% due 01/16/2018	3,100	70

		521

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 12.9%

Fannie Mae
0.306% due 03/25/2034	$17	17
0.336% due 08/25/2034	11	10
0.386% due 10/27/2037	1,600	1,590
2.140% due 12/01/2034	17	17
2.469% due 10/01/2034	6	6
2.680% due 11/01/2034	117	123

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 08/01/2025 - 03/01/2026	$20,355	$20,752
4.000% due 09/01/2025 - 06/01/2041	21,367	21,741
4.500% due 06/01/2041	16,000	16,576
5.500% due 03/25/2028 - 05/01/2047	113	121
6.000% due 07/25/2044	61	69

Freddie Mac
0.417% due 02/15/2019	471	471
0.466% due 09/25/2031	42	40
0.687% due 04/15/2028	477	480
1.484% due 10/25/2044	91	91
2.520% due 02/01/2029	12	13
2.557% due 04/01/2037	109	115
4.500% due 02/15/2017	32	32
5.000% due 03/15/2017	29	30
6.000% due 04/15/2036	954	1,097

Ginnie Mae
2.125% due 11/20/2024	4	4
6.000% due 09/20/2038	234	257

		63,652

U.S. TREASURY OBLIGATIONS 1.2%

U.S. Treasury Bonds
4.375% due 05/15/2041 (e) (g)	6,100	6,093

Total United States (Cost $304,915)		316,424

SHORT-TERM INSTRUMENTS 13.2%

CERTIFICATES OF DEPOSIT 0.9%

Banco do Brasil S.A.
2.266% due 02/14/2014	$2,700	2,699

Itau Unibanco S.A.
0.000% due 02/06/2012	2,000	1,983

		4,682

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.7%

Barclays Capital, Inc.
0.010% due 07/01/2011		$2,000	$2,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.750% due 01/15/2028 valued at $2,035. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2011		1,155	1,155
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,180. Repurchase proceeds are $1,155.)

			3,155

JAPAN TREASURY BILLS 9.7%
0.105% due 07/11/2011 - 09/12/2011 (b)	JPY	3,880,000	48,190

U.S. TREASURY BILLS 1.9%
0.100% due 07/21/2011 - 09/15/2011 (b) (e) (f) (g)		$9,353	9,353

Total Short-Term Instruments (Cost $64,341)			65,380

Total Investments 98.7% (Cost $470,205)			$488,872

Written Options (i) (0.1%) (Premiums $745)			(551)

Other Assets and Liabilities (Net) 1.4%			6,881

Net Assets 100.0%			$495,202

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $3,257 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	Securities with an aggregate market value of $240 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.
(g)	Securities with an aggregate market value of $2,613 and cash of $18 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2013	88	$182
90-Day Eurodollar December Futures	Long	12/2013	173	(167)
90-Day Eurodollar March Futures	Long	03/2016	227	115
Euro-Bobl September Futures	Long	09/2011	314	111
Euro-Bobl September Futures Put Options Strike @ EUR 109.000	Long	09/2011	200	0
Euro-Bund 10-Year Bond September Futures	Long	09/2011	213	23
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 111.500	Long	09/2011	300	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2012	290	47
United Kingdom Government 10-Year Gilt September Futures	Long	09/2011	66	13

				$324

(h)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	1.310%	$	1,000	$(10)	$0	$(10)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.185%		100	(1)	0	(1)

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Boston Scientific Corp.	MSC	(1.000%	)	06/20/2014	0.495%	$	1,500	$(23)	$7	$(30)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.006%		200	(10)	0	(10)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	0.787%		5,900	(39)	266	(305)
CenturyLink, Inc.	JPM	(1.000%	)	06/20/2017	2.156%		4,700	292	(3)	295
Citigroup, Inc.	BOA	(5.000%	)	06/20/2013	0.802%		100	(8)	3	(11)
Citigroup, Inc.	BOA	(0.940%	)	06/20/2018	1.554%		2,000	75	0	75
Citigroup, Inc.	DUB	(5.000%	)	06/20/2013	0.799%	EUR	6,600	(799)	247	(1,046)
Citigroup, Inc.	DUB	(1.000%	)	09/20/2019	1.558%	$	1,000	39	64	(25)
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	1.553%		1,000	33	0	33
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	0.397%		200	0	0	0
CSX Corp.	BOA	(0.230%	)	03/20/2012	0.089%		200	0	0	0
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	0.587%		2,000	(19)	46	(65)
DR Horton, Inc.	DUB	(1.000%	)	06/20/2016	2.412%		4,500	287	471	(184)
Erac USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.440%		800	(28)	0	(28)
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	0.448%		1,000	(1)	0	(1)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	1.575%		200	2	0	2
International Lease Finance Corp.	BCLY	(5.000%	)	09/20/2012	2.060%		9,500	(354)	772	(1,126)
International Lease Finance Corp.	BOA	(0.130%	)	03/20/2012	1.575%		200	2	0	2
iStar Financial, Inc.	CSFB	(0.450%	)	03/20/2012	4.298%		200	6	0	6
JPMorgan Chase & Co.	CSFB	(0.760%	)	12/20/2017	0.877%		1,000	7	0	7
KB Home	DUB	(5.000%	)	03/20/2015	5.006%		1,200	(2)	(93)	91
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	2.489%		2,000	74	0	74
Limited Brands, Inc.	JPM	(2.850%	)	09/20/2017	2.493%		1,000	(20)	0	(20)
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.645%		1,000	2	0	2
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.645%		1,000	(1)	0	(1)
Masco Corp.	CSFB	(0.907%	)	12/20/2016	3.016%		200	20	0	20
MDC Holdings, Inc.	DUB	(1.000%	)	12/20/2012	0.772%		10,800	(40)	71	(111)
Mohawk Industries, Inc.	UBS	(1.550%	)	03/20/2016	1.779%		1,000	10	0	10
Motorola Solutions, Inc.	BCLY	(1.000%	)	12/20/2011	0.131%		1,400	(6)	51	(57)
Motorola Solutions, Inc.	JPM	(1.000%	)	12/20/2012	0.210%		11,090	(134)	411	(545)
Nabors Industries, Inc.	GSC	(1.000%	)	03/20/2018	1.282%		7,800	132	90	42
Nabors Industries, Inc.	UBS	(1.050%	)	03/20/2018	1.319%		1,800	29	0	29
Nationwide Health Properties, Inc.	JPM	(1.990%	)	06/20/2015	0.643%		500	(26)	0	(26)
Norfolk Southern Corp.	BCLY	(0.450%	)	09/20/2014	0.219%		1,000	(8)	0	(8)
Rio Tinto Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	0.084%		1,000	(66)	0	(66)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	1.260%		1,000	5	0	5
Springleaf Finance Corp.	BOA	(1.370%	)	12/20/2017	6.142%		100	20	0	20
Tyson Foods, Inc.	BNP	(1.000%	)	03/20/2014	0.952%		4,000	(6)	136	(142)
UBS AG	BCLY	(2.250%	)	03/20/2014	0.617%	EUR	800	(51)	0	(51)
UBS AG	BOA	(2.280%	)	06/20/2018	1.071%	$	1,300	(100)	0	(100)
UBS AG	DUB	(1.000%	)	12/20/2017	1.051%		8,000	22	40	(18)
UST LLC	GSC	(0.720%	)	03/20/2018	0.366%		1,000	(23)	0	(23)
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	0.513%		300	(8)	0	(8)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	0.513%		300	(8)	0	(8)
Vivendi S.A.	BNP	(1.820%	)	06/20/2013	0.513%		300	(8)	0	(8)
Vivendi S.A.	DUB	(1.500%	)	06/20/2018	1.218%		100	(2)	0	(2)
WPP PLC	BCLY	(3.750%	)	06/20/2017	1.142%	GBP	1,000	(229)	0	(229)
XL Group PLC	BCLY	(0.310%	)	03/20/2012	0.323%	$	100	0	0	0

								$(973)	$2,579	$(3,552)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)			Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	03/20/2015	0.425%	$		700	$15	$11	$4
Australia Government Bond	DUB	1.000%	03/20/2016	0.507%			700	16	16	0
BP Capital Markets America, Inc.	BCLY	1.000%	06/20/2015	0.668%		EUR	100	2	(15)	17
BP Capital Markets America, Inc.	CSFB	5.000%	06/20/2015	0.676%	$		500	85	8	77
BP Capital Markets America, Inc.	GSC	5.000%	06/20/2015	0.676%			1,100	185	9	176
BP Capital Markets America, Inc.	GSC	5.000%	09/20/2015	0.707%			200	35	3	32
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.676%			300	51	2	49
Brazil Government International Bond	CITI	1.000%	03/20/2016	1.043%			4,200	(6)	(40)	34
China Government International Bond	BCLY	0.850%	12/20/2014	0.620%			1,600	13	0	13
China Government International Bond	JPM	0.820%	12/20/2014	0.620%			300	2	0	2
China Government International Bond	RBS	0.810%	12/20/2014	0.620%			2,400	16	0	16
China Government International Bond	RBS	0.815%	12/20/2014	0.620%			1,000	7	0	7
Egypt Government International Bond	MSC	1.000%	03/20/2016	3.053%			300	(26)	(36)	10
Export-Import Bank of Korea	HSBC	1.000%	09/20/2011	0.469%			1,900	3	3	0
HSBC Finance Corp.	GSC	5.000%	06/20/2012	0.289%			1,000	48	12	36

								$446	$(27)	$473

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-16 5-Year Index	BCLY	(5.000%	)	06/20/2016	$	26,300	$(466)	$(230)	$(236)
CDX.HY-16 5-Year Index	BOA	(5.000%	)	06/20/2016		10,600	(188)	(298)	110
CDX.HY-15 5-Year Index	UBS	(5.000%	)	12/20/2015		20,000	(673)	(813)	140

							$(1,327)	$(1,341)	$14

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE.AA.06-1 Index	CSFB	0.320%	07/25/2045	$	475	$(269)	$(142)	$(127)
ABX.HE.AAA.06-2 Index	DUB	0.110%	05/25/2046		481	(239)	(147)	(92)

						$(508)	$(289)	$(219)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY	EUR	900	$19	$1	$18
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	12	0	12
Pay	1-Month GBP-United Kingdom RPI Index	3.275%	05/19/2016	BCLY	GBP	3,800	(31)	0	(31)
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC	BRL	21,300	(53)	(66)	13
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		22,700	49	44	5
Pay	1-Year BRL-CDI	12.510%	01/02/2014	BCLY		22,100	7	0	7
Pay	3-Month CAD Bank Bill	2.500%	03/15/2016	HSBC	CAD	12,500	77	(52)	129
Receive	3-Month USD-CPURNSA Index	2.680%	01/15/2021	BNP	$	700	10	0	10
Receive	3-Month USD-CPURNSA Index	2.680%	01/15/2021	DUB		5,600	76	3	73
Receive	3-Month USD-LIBOR	4.000%	06/15/2031	DUB		5,800	(55)	213	(268)
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	BCLY	AUD	21,600	369	43	326
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	CITI		2,000	34	(5)	39
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2016	HSBC	EUR	16,400	90	(91)	181
Pay	6-Month GBP-LIBOR	3.250%	06/15/2016	BNP	GBP	15,400	894	678	216
Pay	6-Month GBP-LIBOR	3.250%	09/21/2016	BCLY		16,500	745	548	197
Pay	6-Month JPY-LIBOR	0.450%	12/21/2012	RBS	JPY	8,400,000	74	(2)	76
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	CSFB		3,720,000	1,160	1,013	147
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RBS		1,150,000	358	313	45

							$3,835	$2,640	$1,195

(i)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$124.500	08/26/2011	640	$405	$(342)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	39,100	$209	$(206)
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	17,100	131	(3)

								$340	$(209)

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2010	182	$46,100	EUR	17,100	$479
Sales	1,709	17,000		0	793
Closing Buys	(1,251)	(24,000)		0	(527)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 06/30/2011	640	$39,100	EUR	17,100	$745

(j)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	07/01/2026	$20,000	$20,440	$(20,356)
Fannie Mae	4.000%	07/01/2026	8,000	8,329	(8,330)
Fannie Mae	4.000%	07/01/2041	13,000	13,159	(12,992)
Fannie Mae	4.500%	07/01/2041	16,000	16,590	(16,550)
Ginnie Mae	5.000%	08/01/2041	27,000	29,157	(29,177)
Ginnie Mae	5.500%	08/01/2041	38,000	41,717	(41,735)

				$129,392	$(129,140)

(k)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,208	07/2011	BOA	$33	$0	$33
Buy	BRL	9,006	07/2011	DUB	271	0	271
Sell		7,186	07/2011	HSBC	0	(180)	(180)
Sell		1,821	07/2011	UBS	0	(48)	(48)
Buy		6,727	08/2011	BCLY	75	0	75
Sell		6,727	08/2011	HSBC	0	(182)	(182)
Buy		848	08/2011	UBS	24	0	24
Sell		848	08/2011	UBS	0	(15)	(15)
Sell		6,727	09/2011	BCLY	0	(74)	(74)
Buy		6,545	09/2011	HSBC	164	0	164
Sell		65	09/2011	HSBC	0	(1)	(1)
Buy	CAD	490	09/2011	BNP	9	0	9
Buy		5,878	09/2011	DUB	116	0	116
Buy		2,401	09/2011	RBC	50	0	50
Sell	CNY	2,569	09/2011	BCLY	2	0	2
Sell		5,146	09/2011	CITI	3	0	3
Sell		28	09/2011	DUB	0	0	0
Sell		2,574	09/2011	JPM	1	0	1
Buy		30,618	09/2011	MSC	145	0	145
Sell		30,590	09/2011	RBS	0	(140)	(140)
Buy		22,134	02/2013	JPM	0	(23)	(23)
Buy		28	08/2013	DUB	0	0	0
Buy		9,648	01/2015	DUB	0	(24)	(24)
Sell		2,378	09/2015	JPM	7	0	7
Buy		29,440	09/2015	RBS	260	0	260
Buy		2,965	04/2016	DUB	0	(6)	(6)
Buy		10,861	04/2016	JPM	0	(19)	(19)
Buy	DKK	18,263	08/2011	CITI	0	(77)	(77)
Sell	EUR	3,689	07/2011	BCLY	134	0	134
Buy		4,519	07/2011	BNP	55	0	55
Sell		3,633	07/2011	BNP	129	0	129
Buy		10,770	07/2011	BOA	0	(231)	(231)
Buy		37,917	07/2011	CITI	227	(632)	(405)
Sell		5,501	07/2011	CITI	45	(7)	38
Buy		2,325	07/2011	CSFB	31	0	31
Buy		1,235	07/2011	JPM	8	0	8
Buy		4,764	07/2011	RBC	8	(132)	(124)
Sell		3,768	07/2011	RBC	2	0	2
Buy		4,707	07/2011	RBS	18	(114)	(96)
Sell		3,783	07/2011	RBS	12	0	12
Buy	GBP	5,007	09/2011	BCLY	0	(157)	(157)
Buy		5,006	09/2011	CITI	0	(166)	(166)
Buy		4,932	09/2011	UBS	0	(190)	(190)
Sell	IDR	1,713,000	07/2011	BCLY	0	0	0
Buy		24,986,400	07/2011	CITI	13	0	13
Sell		3,447,000	07/2011	CITI	0	(2)	(2)

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	IDR	18,987,587	07/2011	HSBC	$0	$(17)	$(17)
Buy		893,187	07/2011	JPM	7	0	7
Sell		1,732,000	07/2011	JPM	0	(2)	(2)
Buy		920,000	10/2011	CITI	6	0	6
Buy		23,139,240	10/2011	DUB	114	0	114
Sell		22,643,200	10/2011	DUB	0	(51)	(51)
Buy		22,569,500	10/2011	RBS	196	0	196
Buy		17,265,587	07/2012	HSBC	19	0	19
Buy	INR	166,786	08/2011	BCLY	62	0	62
Buy		50,000	08/2011	BNP	16	0	16
Buy		104,391	08/2011	CITI	101	0	101
Sell		59,100	08/2011	CITI	0	(42)	(42)
Buy		14,200	08/2011	DUB	13	0	13
Sell		59,125	08/2011	JPM	0	(42)	(42)
Sell	JPY	505,467	07/2011	BCLY	0	(42)	(42)
Buy		11,924,957	07/2011	BNP	0	(756)	(756)
Sell		499,803	07/2011	BNP	0	(10)	(10)
Sell		809,361	07/2011	BOA	0	(464)	(464)
Sell		428,655	07/2011	JPM	0	(225)	(225)
Sell		680,809	07/2011	RBS	0	(357)	(357)
Sell		1,960,000	09/2011	CITI	191	0	191
Buy	KRW	9,134,836	08/2011	CITI	301	0	301
Sell		650,700	08/2011	CITI	0	(8)	(8)
Sell		645,825	08/2011	HSBC	0	(4)	(4)
Sell		327,450	08/2011	JPM	0	(6)	(6)
Buy	MYR	2,100	08/2011	BCLY	17	0	17
Sell		596	08/2011	BCLY	2	0	2
Buy		12,534	08/2011	CITI	29	(47)	(18)
Sell		1,197	08/2011	CITI	3	0	3
Buy		1,094	08/2011	HSBC	7	0	7
Sell		594	08/2011	HSBC	3	0	3
Buy		700	08/2011	JPM	5	0	5
Sell		602	08/2011	JPM	0	0	0
Buy		308	11/2011	CITI	0	(2)	(2)
Buy	NOK	3,343	08/2011	CITI	0	(2)	(2)
Buy		2,025	08/2011	CSFB	8	0	8
Buy		11,807	08/2011	DUB	0	(55)	(55)
Sell		22,592	08/2011	HSBC	9	0	9
Sell		30,839	08/2011	RBC	0	(1)	(1)
Buy	PHP	103,332	03/2012	CITI	0	(11)	(11)
Buy	SEK	16,421	08/2011	CITI	0	(110)	(110)
Buy	SGD	300	09/2011	BCLY	10	0	10
Buy		800	09/2011	CITI	26	0	26
Buy		800	09/2011	DUB	13	0	13
Buy		1,000	09/2011	GSC	2	0	2
Buy		1,523	09/2011	JPM	30	0	30
Buy		800	09/2011	RBS	26	0	26
Buy		300	09/2011	UBS	0	0	0
Sell	TWD	5,587	01/2012	BNP	3	0	3
Sell		11,607	01/2012	CITI	5	0	5
Buy		74,022	01/2012	DUB	14	0	14
Buy		85,050	01/2012	GSC	4	0	4
Sell		5,570	01/2012	HSBC	3	0	3
Sell		5,616	01/2012	JPM	2	0	2
Sell	ZAR	97	07/2011	HSBC	0	0	0
Buy		97	07/2011	JPM	0	0	0
Buy		97	10/2011	HSBC	0	0	0

					$3,089	$(4,674)	$(1,585)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio’s assets and liabilities(2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Australia
Mortgage-Backed Securities	$0	$2,524	$0	$2,524
Brazil
Corporate Bonds & Notes	0	14,061	2,395	16,456
Sovereign Issues	0	1,182	0	1,182

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Canada
Corporate Bonds & Notes	$0	$1,101	$0	$1,101
Cayman Islands
Asset-Backed Securities	0	1,715	0	1,715
France
Corporate Bonds & Notes	0	3,241	0	3,241
Germany
Asset-Backed Securities	0	204	0	204

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Bank Loan Obligations	$0	$995	$0	$995
Corporate Bonds & Notes	0	3,391	0	3,391
Sovereign Issues	0	11,908	0	11,908
Ireland
Corporate Bonds & Notes	0	2,611	0	2,611
Mortgage-Backed Securities	0	930	0	930
Italy
Asset-Backed Securities	0	454	0	454
Sovereign Issues	0	3,534	0	3,534
Jersey, Channel Islands
Asset-Backed Securities	0	3,596	0	3,596
Corporate Bonds & Notes	0	1,753	0	1,753
Mexico
Corporate Bonds & Notes	0	3,228	0	3,228
Netherlands
Corporate Bonds & Notes	0	13,307	0	13,307
Norway
Sovereign Issues	0	6,190	0	6,190
Qatar
Corporate Bonds & Notes	0	2,153	0	2,153
Sovereign Issues	0	3,368	0	3,368
Russia
Corporate Bonds & Notes	0	1,669	0	1,669
South Korea
Sovereign Issues	0	4,147	0	4,147
Switzerland
Corporate Bonds & Notes	0	11,393	0	11,393
United Arab Emirates
Sovereign Issues	0	2,256	0	2,256
United Kingdom
Corporate Bonds & Notes	0	1,787	1,132	2,919
Sovereign Issues	0	843	0	843

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
United States
Asset-Backed Securities	$0	$9,093	$0	$9,093
Bank Loan Obligations	0	7,510	0	7,510
Corporate Bonds & Notes	0	145,880	2,841	148,721
Mortgage-Backed Securities	0	58,610	4,958	63,568
Municipal Bonds & Notes	0	17,266	0	17,266
Preferred Securities	81	0	440	521
U.S. Government Agencies	0	63,652	0	63,652
U.S. Treasury Obligations	0	6,093	0	6,093
Short-Term Instruments
Certificates of Deposit	0	4,682	0	4,682
Repurchase Agreements	0	3,155	0	3,155
Japan Treasury Bills	0	48,190	0	48,190
U.S. Treasury Bills	0	9,353	0	9,353
	$81	$477,025	$11,766	$488,872

Short Sales, at value	$0	$(129,140)	$0	$(129,140)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,436	0	1,436
Foreign Exchange Contracts	0	3,089	0	3,089
Interest Rate Contracts	491	1,494	0	1,985
	$491	$6,019	$0	$6,510

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4,720)	0	(4,720)
Foreign Exchange Contracts	0	(4,674)	0	(4,674)
Interest Rate Contracts	(167)	(850)	0	(1,017)
	$(167)	$(10,244)	$0	$(10,411)

Totals	$405	$343,660	$11,766	$355,831

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory(3)	Beginning Balance at 12/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (8)
Investments, at value
Brazil
Corporate Bonds & Notes	$0	$2,400	$0	$0	$0	$(5)	$0	$0	$2,395	$(5)
Cayman Islands
Asset-Backed Securities	1,664	0	0	7	0	44	0	(1,715)	0	0
United Kingdom
Corporate Bonds & Notes	1,062	0	0	0	0	70	0	0	1,132	70
United States
Corporate Bonds & Notes	2,955	0	(75)	(6)	(2)	(31)	0	0	2,841	(21)
Mortgage-Backed Securities	2,140	2,859	(53)	4	3	5	0	0	4,958	7
Preferred Securities	443	0	0	0	0	(3)	0	0	440	(3)

	$8,264	$5,259	$(128)	$5	$1	$80	$0	$(1,715)	$11,766	$48

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	Semiannual Report	June 30, 2011	19

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

June 30, 2011 (Unaudited)

(m)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$3,089	$0	$3,089
Unrealized appreciation on swap agreements	0	1,436	0	0	1,494	2,930

	$0	$1,436	$0	$3,089	$1,494	$6,019

Liabilities:
Written options outstanding	$0	$0	$0	$0	$551	$551
Variation margin payable (2)	0	0	0	0	1,014	1,014
Unrealized depreciation on foreign currency contracts	0	0	0	4,674	0	4,674
Unrealized depreciation on swap agreements	0	4,720	0	0	299	5,019

	$0	$4,720	$0	$4,674	$1,864	$11,258

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(22)	$(22)
Net realized gain (loss) on futures contracts, written options and swaps	0	(1,807)	0	0	3,521	1,714
Net realized gain on foreign currency transactions	0	0	0	13,126	0	13,126

	$0	$(1,807)	$0	$13,126	$3,499	$14,818

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$22	$22
Net change in unrealized appreciation on futures contracts, written options and swaps	0	401	0	0	1,123	1,524
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(9,143)	0	(9,143)

	$0	$401	$0	$(9,143)	$1,145	$(7,597)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $324 as reported in the Notes to Schedule of Investments.

(n)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$26	$(430)	$(404)
BNP	320	290	610
BOA	(787)	769	(18)
CITI	(129)	606	477
CSFB	1,048	(980)	68
DUB	(286)	560	274
GSC	383	(470)	(87)
HSBC	(9)	(140)	(149)
JPM	(178)	331	153
MSC	43	(570)	(527)
RBC	(73)	0	(73)
RBS	400	(580)	(180)
UBS	(1,079)	700	(379)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

20	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  ORGANIZATION

The PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements

Semiannual Report	June 30, 2011	21

Notes to Financial Statements (Cont.)

into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments.

Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities,

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Semiannual Report	June 30, 2011	25

Notes to Financial Statements (Cont.)

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

26	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$864,419	$875,107	$276,908	$366,469

Semiannual Report	June 30, 2011	27

Notes to Financial Statements (Cont.)

June 30, 2011 (Unaudited)

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	100	$1,388	194	$2,600
Administrative Class	7,705	105,738	15,747	207,813
Advisor Class	821	11,316	1,567	20,787
Issued as reinvestment of distributions
Institutional Class	6	81	17	228
Administrative Class	481	6,629	1,863	24,691
Advisor Class	38	524	110	1,469
Cost of shares redeemed
Institutional Class	(30)	(418)	(76)	(1,012)
Administrative Class	(12,159)	(169,126)	(23,920)	(311,258)
Advisor Class	(136)	(1,869)	(286)	(3,927)
Net (decrease) resulting from Portfolio share transactions	(3,174)	$(45,737)	(4,784)	$(58,609)

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held*
Institutional Class	2	96
Administrative Class	2	91
Advisor Class	2	100

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$24,987	$ (6,320)	$18,667

14. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

28	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	RPI	Retail Price Index
CDX.HY	Credit Derivatives Index - High Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds

Semiannual Report	June 30, 2011	29

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS27_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Global Multi-Asset Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Global Multi-Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset, and PIMCO RealRetirement® Funds (“Underlying PIMCO Funds”) and other affiliated, including PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sales risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio or an Acquired Fund may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Global Multi-Asset Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

Mutual Funds	59.2%
Exchange-Traded Funds	22.5%
Short-Term Instruments	9.2%
Sovereign Issues	5.7%
Corporate Bonds & Notes	2.3%
Other	1.1%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	Class Inception (04/15/2009)
PIMCO Global Multi-Asset Portfolio Administrative Class	4.56%	19.95%	16.02%
MSCI World Index±	5.29%	30.51%	22.83%	**
60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index±±	4.30%	19.52%	16.54%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.64% for Administrative Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

±± 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index. The Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,045.61	$1,021.52
Expenses Paid During Period†	$3.35	$3.31
Net Annualized Expense Ratio††	0.66%	0.66%

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

†† The annualized expense ratio reflects net annualized expenses after application of an expense waiver of 0.44%.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940(“1940 Act”), fixed income instruments, equity securities, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Portfolio may invest, without limitation, in any of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Global Multi-Asset Fund and PIMCO RealRetirement Funds®, as well as funds of PIMCO Equity Series, an affiliated open-end investment company) and PIMCO ETF Trust, an affiliated open-end investment company. The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

»

An allocation to U.S. equities via Underlying PIMCO Funds and S&P 500 Index futures, although underweight, contributed to absolute performance as the Underlying PIMCO Funds and the S&P 500 Index posted positive returns for the reporting period.

»	Exposure to diversified commodities detracted from relative performance as the Dow Jones-UBS Commodity Index Total Return declined over the reporting period.

»	An underweight to developed global equities detracted from performance as developed global equities posted positive returns over the reporting period.

»	An overweight to non-U.S. dollar currencies benefited performance as the U.S. dollar declined against a basket of developed and emerging markets currencies over the reporting period.

»	An allocation to gold contributed to performance as gold posted positive returns for the reporting period.

»

An allocation to emerging markets local currency debt benefited absolute performance as the JPMorgan Government Bond Index—Emerging Markets Global Diversified Composite posted positive returns for the reporting period.

»

An underweight to U.S. interest rate duration (or sensitivity to changes in market interest rates) detracted from relative performance as the ten-year U.S. Treasury yield declined over the reporting period.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Global Multi-Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	04/15/2009-12/31/2009

Administrative Class
Net asset value beginning of year or period	$12.71		$11.80	$10.00
Net investment income (a)	0.12		0.68	0.21
Net realized/unrealized gain on investments	0.46		0.64	1.72
Total income from investment operations	0.58		1.32	1.93
Dividends from net investment income	(0.15)		(0.38)	(0.09)
Distributions from net realized capital gains	0.00		(0.03)	(0.04)
Total distributions	(0.15)		(0.41)	(0.13)
Net asset value end of year or period	$13.14		$12.71	$11.80
Total return	4.56%		11.35%	19.25%
Net assets end of year or period (000s)	$275,896		$166,517	$11,715
Ratio of expenses to average net assets	0.66	%*	0.68%	0.86%*
Ratio of expenses to average net assets excluding waivers	1.12	%*	1.12%	1.64%*
Ratio of net investment income to average net assets	1.92	%*	5.57%	2.56%*
Portfolio turnover rate	17	%**	71%**	136%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Consolidated Statement of Assets and Liabilities PIMCO Global Multi-Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$455,395
Investments in Affiliates, at value	918,487
Repurchase agreements, at value	64,823
Cash	2,171
Deposits with counterparty	40
Foreign currency, at value	1,613
Receivable for investments sold	354
Receivable for Portfolio shares sold	3,022
Interest and dividends receivable	1,125
Dividends receivable from Affiliates	1,425
Variation margin receivable	470
Swap premiums paid	1,635
Unrealized appreciation on foreign currency contracts	3,417
Unrealized appreciation on swap agreements	1,294
1,455,271

Liabilities:
Payable for investments purchased	$964
Payable for investments in Affiliates purchased	1,393
Payable for investments purchased on a delayed-delivery basis	904
Payable for Portfolio shares redeemed	1
Written options outstanding	3,457
Deposits from counterparty	8,220
Accrued related party fees	719
Variation margin payable	1,016
Swap premiums received	580
Unrealized depreciation on foreign currency contracts	5,155
Unrealized depreciation on swap agreements	1,253
Other liabilities	1
23,663

Net Assets	$1,431,608

Net Assets Consist of:
Paid in capital	$1,351,726
Undistributed net investment income	6,181
Accumulated undistributed net realized gain	26,092
Net unrealized appreciation	47,609
$1,431,608

Net Assets:
Administrative Class	$275,896
Advisor Class	1,155,712

Shares Issued and Outstanding:
Administrative Class	20,993
Advisor Class	87,876

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$13.14
Advisor Class	13.15

Cost of Investments	$435,629
Cost of Investments in Affiliates	$891,491
Cost of Repurchase Agreements	$64,823
Cost of Foreign Currency Held	$1,592
Premiums Received on Written Options	$4,196

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Statement of Operations PIMCO Global Multi-Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$1,737
Dividends	1,714
Dividends from Affiliate investments	11,491
Total Income	14,942

Expenses:
Investment advisory fees	5,310
Supervisory and administrative fees	339
Servicing fees – Administrative Class	164
Distribution and/or servicing fees – Advisor Class	1,167
Interest expense	6
Miscellaneous expense	28
Total Expenses	7,014
Waiver and/or Reimbursement by PIMCO	(2,705)
Net Expenses	4,309

Net Investment Income	10,633

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	93
Net realized (loss) on Affiliate investments	(1,393)
Net realized gain on futures contracts, written options and swaps	10,803
Net realized gain on foreign currency transactions	3,821
Net change in unrealized appreciation on investments	5,546
Net change in unrealized appreciation on Affiliate investments	19,786
Net change in unrealized appreciation on futures contracts, written options and swaps	1,665
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,911)
Net Gain	37,410

Net Increase in Net Assets Resulting from Operations	$48,043

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Consolidated Statements of Changes in Net Assets PIMCO Global Multi-Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$10,633	$23,726
Net realized gain	14,717	18,250
Net realized gain (loss) on Affiliate investments	(1,393)	382
Net capital gain distributions received from Underlying Funds	0	1,664
Net change in unrealized appreciation	4,300	16,148
Net change in unrealized appreciation on Affiliate investments	19,786	7,163
Net increase resulting from operations	48,043	67,333

Distributions to Shareholders:
From net investment income
Administrative Class	(2,762)	(3,794)
Advisor Class	(11,438)	(15,950)
From net realized capital gains
Administrative Class	0	(376)
Advisor Class	0	(1,785)

Total Distributions	(14,200)	(21,905)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	474,200	840,945

Total Increase in Net Assets	508,043	886,373

Net Assets:
Beginning of period	923,565	37,192
End of period*	$1,431,608	$923,565

*Including undistributed net investment income of:	$6,181	$9,748

**	See note 12 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 2.3%

BANKING & FINANCE 1.8%

Banco Santander Brasil S.A.
2.346% due 03/18/2014		$1,900	$1,911

Citigroup, Inc.
1.111% due 02/15/2013		1,600	1,595

Commonwealth Bank of Australia
3.625% due 06/25/2014		3,300	3,529

Dexia Credit Local
2.000% due 03/05/2013		3,200	3,220

Kreditanstalt fuer Wiederaufbau
4.625% due 12/14/2012		3,200	3,396

NIBC Bank NV
2.800% due 12/02/2014		3,200	3,333

Nordea Bank AB
1.181% due 01/14/2014		3,400	3,432

Qatari Diar Finance QSC
5.000% due 07/21/2020		1,400	1,438

Royal Bank of Scotland Group PLC
3.000% due 12/09/2011		3,200	3,237

Springleaf Finance Corp.
5.200% due 12/15/2011		800	803
5.625% due 08/17/2011		400	400
5.900% due 09/15/2012		300	302

			26,596

INDUSTRIALS 0.3%

New York Times Co.
5.000% due 03/15/2015		2,000	2,038

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		1,500	1,590

			3,628

UTILITIES 0.2%

BP Capital Markets PLC
3.625% due 05/08/2014		300	316

Qwest Corp.
8.875% due 03/15/2012		1,000	1,055

Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,200	1,466

			2,837

Total Corporate Bonds & Notes (Cost $32,402)			33,061

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
0.500% due 11/30/2012		$900	902
0.625% due 06/30/2012		200	201

Total U.S. Treasury Obligations (Cost $1,104)			1,103

SOVEREIGN ISSUES 5.7%

Australia Government Bond
4.750% due 06/15/2016	AUD	25,300	26,999

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	1,031	653
10.000% due 01/01/2017		21,000	12,203

Canada Government Bond
1.500% due 06/01/2012	CAD	25,900	26,917

Export-Import Bank of Korea
1.300% due 03/13/2012		$1,300	1,300

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Republic of Germany Government Bond
2.750% due 04/08/2016	EUR	9,500	$14,069

Total Sovereign Issues (Cost $79,331)			82,141

		SHARES
MUTUAL FUNDS (b)(c) 59.5%
PIMCO CommodityRealReturn Strategy Fund®		494,713	4,324
PIMCO Emerging Local Bond Fund		5,391,687	59,416
PIMCO Emerging Markets Bond Fund		2,028,770	22,824
PIMCO Emerging Markets Corporate Bond Fund		5,475,907	62,261
PIMCO Emerging Markets Currency Fund		3,065,530	33,935
PIMCO EqS Emerging Markets Fund		4,618,209	47,060
PIMCO EqS Pathfinder Fund™		11,663,349	124,215
PIMCO Global Advantage Strategy Bond Fund		8,186,644	94,556
PIMCO Global Bond Fund (Unhedged)		1,864,094	18,716
PIMCO Investment Grade Corporate Bond Fund		4,877,209	51,942
PIMCO Long-Term U.S. Government Fund		1,289,134	13,755
PIMCO Real Return Fund		121,117	1,413
PIMCO RealEstateRealReturn Strategy Fund		569,591	2,837
PIMCO StocksPLUS® Fund		25,044,724	222,397
PIMCO Total Return Fund		4,099,129	45,049
PIMCO Unconstrained Bond Fund		4,229,394	46,946

Total Mutual Funds (Cost $824,527)			851,646

EXCHANGE-TRADED FUNDS 22.7%
iShares MSCI EAFE Index Fund		1,711,787	102,947
PIMCO Investment Grade Corporate Bond Index Fund (b)		105,527	10,505
SPDR Gold Trust		389,792	56,902
Vanguard MSCI Emerging Markets ETF		3,172,407	154,242

Total Exchange-Traded Funds (Cost $305,333)			324,596

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 9.2%

REPURCHASE AGREEMENTS 4.5%

Banc of America Securities LLC
0.010% due 07/01/2011		$29,400	29,400
(Dated 06/30/2011. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $30,181. Repurchase proceeds are $29,401.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barclays Capital, Inc.
0.010% due 07/01/2011	$13,500	$13,500

(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities
1.750% due 01/15/2028 valued at $2,747; 1.875% due 07/15/2015 valued at $6,922; 2.500% due 01/15/2029 valued at $4,070 Repurchase proceeds are $13,500.)

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2011	12,400	12,400
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 07/31/2012 valued at $4,401; 3.125% due 05/15/2021 valued at $8,268. Repurchase proceeds are $12,400.)

JPMorgan Securities, Inc.
0.040% due 07/01/2011	7,500	7,500
(Dated 06/30/2011. Collateralized by Federal Home Loan Bank 0.450% due 07/15/2011 valued at $7,659. Repurchase proceeds are $7,500.)

State Street Bank and Trust Co.
0.010% due 07/01/2011	2,023	2,023
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $2,065. Repurchase proceeds are $2,023.)

		64,823

SHORT-TERM NOTES 0.2%

Fannie Mae
0.010% due 10/04/2011	1,850	1,850
0.080% due 07/21/2011	1,100	1,100

		2,950

U.S. TREASURY BILLS 0.6%
0.077% due 08/11/2011 - 10/20/2011 (a)(d)(e)	7,977	7,976

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 3.9%
	5,622,917	56,336

Total Short-Term Instruments (Cost $132,080)		132,085

PURCHASED OPTIONS (g) 1.0%
(Cost $17,166)		14,073

Total Investments 100.5% (Cost $1,391,943)		$1,438,705

Written Options (h) (0.2%) (Premiums $4,196)		(3,457)

Other Assets and Liabilities (Net) (0.3%)		(3,640)

Net Assets 100.0%		$1,431,608

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Portfolio.
(c)	Institutional Class Shares of each Fund.
(d)	Securities with an aggregate market value of $1,840 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	Securities with an aggregate market value of $5,887 and cash of $40 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	101	$67
90-Day Eurodollar September Futures	Long	09/2012	235	188
90-Day Eurodollar September Futures	Long	09/2013	235	(130)
E-mini S&P 500 Index September Futures	Long	09/2011	729	1,796
Euro-Bund 10-Year Bond September Futures	Long	09/2011	626	(280)
Wheat December Futures	Long	12/2011	4	(41)
Wheat December Futures	Short	12/2011	4	44
WTI Crude August Futures	Long	07/2011	72	177

				$1,821

(f)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
New York Times Co.	BCLY	(1.000%	)	03/20/2015	1.958%	$	2,000	$68	$116	$(48)
Qwest Corp.	JPM	(1.000%	)	03/20/2012	0.327%		1,000	(5)	14	(19)

								$63	$130	$(67)

Credit Default Swaps on Corporate Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.400%	$	1,000	$4	$(3)	$7
BP Capital Markets America, Inc.	BNP	1.000%	09/20/2011	0.203%		100	0	(7)	7
BP Capital Markets America, Inc.	CSFB	5.000%	06/20/2015	0.676%		600	101	9	92
BP Capital Markets America, Inc.	DUB	5.000%	09/20/2011	0.203%		700	9	(10)	19
BP Capital Markets America, Inc.	GSC	5.000%	06/20/2015	0.676%		200	34	(7)	41
BP Capital Markets America, Inc.	HSBC	1.000%	09/20/2011	0.203%		200	1	(14)	15
MBIA, Inc.	CITI	5.000%	03/20/2012	9.813%		1,500	(48)	(45)	(3)

							$101	$(77)	$178

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$	49,480	$(437)	$(215)	$(222)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		18,100	(160)	(202)	42
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017		1,470	(13)	(32)	19
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049		3,400	199	212	(13)
CMBX.NA.AAA.3 Index	CSFB	(0.080%	)	12/13/2049		5,360	315	261	54
CMBX.NA.AAA.3 Index	MSC	(0.080%	)	12/13/2049		3,400	199	210	(11)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		2,650	151	133	18
CMBX.NA.AAA.4 Index	CSFB	(0.350%	)	02/17/2051		2,650	151	123	28

							$405	$490	$(85)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC	BRL	57,100	$527	$163	$364
Pay	1-Year BRL-CDI	11.970%	01/02/2012	HSBC		30,000	12	(9)	21
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		8,400	27	38	(11)
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		11,300	(28)	9	(37)
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		7,600	(20)	5	(25)
Pay	1-Year BRL-CDI	12.310%	01/02/2014	MLP		10,600	37	62	(25)
Receive	3-Month USD-LIBOR	3.000%	06/15/2018	MSC	$	7,900	(180)	244	(424)

							$375	$512	$(137)

Total Return Swaps on Commodities
Pay/ Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn December Futures	$(654.000)	11/28/2011	DUB	750	$251	$0	$251
Pay	CBOT Corn December Futures	(668.150)	11/28/2011	DUB	325	155	0	155
Receive	CBOT Soybean November Futures	1,340.500	10/27/2011	DUB	300	(139)	0	(139)
Receive	CBOT Soybean November Futures	1,348.600	10/27/2011	DUB	130	(71)	0	(71)
Receive	NYMEX WTI Crude June Futures	101.100	05/21/2012	DUB	110	(140)	0	(140)
Receive	NYMEX WTI Crude June Futures	103.100	05/21/2012	DUB	20	(65)	0	(65)

						$(9)	$0	$(9)

Total Return Swaps on Indices and Securities
Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation
Receive	DJUBSF3T Index	7,012	3-Month USD-LIBOR plus a specified spread	$	4,750	07/27/2011	BCLY	$19
Receive	ENHGD84T Index	19,996	3-Month USD-LIBOR plus a specified spread		8,020	07/27/2011	GSC	46
Receive (7)	Sberbank of Russia	591,855	0.836%		2,058	12/13/2011	GSC	83
Receive	DJUBSF3T Index	1,904	3-Month USD-LIBOR plus a specified spread		1,290	07/27/2011	JPM	5
Receive	MOTT3007 Index	2,643	3-Month USD-LIBOR plus a specified spread		880	07/27/2011	MSC	5

								$158

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(7)	At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments.

Variance Swaps
Pay/Receive Variance (8)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	London Gold Market Fixing Ltd. PM	$0.041	09/29/2011	JPM	$	190	$3	$0	$3
Pay	London Gold Market Fixing Ltd. PM	0.046	11/02/2011	JPM		70	0	0	0

							$3	$0	$3

(8)

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(g)	Purchased options outstanding on June 30, 2011:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC WTI Crude December Futures	MSC	$130.000	11/15/2013	407	$2,849	$2,393
Call - OTC WTI Crude December Futures	MSC	150.000	11/17/2015	6	38	34

					$2,887	$2,427

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT S&P 500 Index December Futures	$1,000.000	12/17/2011	4,129	$4,607	$3,179
Put - CBOT S&P 500 Index December Futures	1,050.000	12/17/2011	98	245	101
Put - CBOT S&P 500 Index December Futures	1,100.000	12/17/2011	672	1,345	1,210

				$6,197	$4,490

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$	6,900	$23	$36
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012		19,500	77	102
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		18,560	210	177
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		8,000	97	77
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		5,000	31	48
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		7,000	70	67
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020		134,400	5,011	4,983

								$5,519	$5,490

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	BNP	$	1.038	07/15/2011	AUD	5,700	$32	$10
Call - OTC EUR versus USD	GSC		1.495	07/15/2011	EUR	2,300	6	4
Put - OTC EUR versus USD	MSC		1.200	12/05/2011		41,400	170	115
Put - OTC EUR versus USD	BNP		1.000	05/22/2015		25,000	787	719
Put - OTC EUR versus USD	DUB		1.000	05/22/2015		22,700	1,124	653
Put - OTC NZD versus USD	BNP		0.793	07/15/2011	NZD	2,000	10	1
Call - OTC USD versus BRL	HSBC	BRL	1.648	07/15/2011	$	1,200	7	2
Call - OTC USD versus CAD	BNP	CAD	1.005	07/15/2011		1,600	2	0
Put - OTC USD versus CHF	UBS	CHF	0.810	07/15/2011		3,300	7	2
Call - OTC USD versus JPY	UBS	JPY	95.000	07/01/2011		141,000	166	0
Call - OTC USD versus JPY	UBS		95.000	07/13/2011		68,000	71	0
Put - OTC USD versus JPY	UBS		77.560	07/15/2011		5,000	8	3
Call - OTC USD versus JPY	UBS		90.000	10/03/2011		139,000	121	122
Call - OTC USD versus MXN	JPM	MXN	12.140	07/15/2011		1,200	6	1
Call - OTC USD versus NOK	BNP	NOK	5.807	07/15/2011		3,300	8	4
Call - OTC USD versus SEK	BNP	SEK	6.773	07/15/2011		3,300	9	1

							$2,534	$1,637

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
Put - CBOE iShares U.S. Real Estate Index Fund	$	50.000	12/17/2011	$	28	$ 29	$29

(h)	Written options outstanding on June 30, 2011:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	MSC	$140.000	11/11/2013	407	$2,991	$(2,739)
Call - OTC Brent Crude December Futures	MSC	160.000	11/10/2015	6	38	(34)
Call - OTC Gold December Futures	BCLY	1,750.000	11/22/2011	26	60	(22)
Call - OTC Gold December Futures	UBS	1,750.000	11/22/2011	105	232	(88)

					$3,321	$(2,883)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$	13,800	$24	$(8)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012		39,000	78	(23)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,500	10	(8)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		500	4	(3)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		3,400	20	(18)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,700	17	(14)

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	27,000	$215	$(142)
Put - OTC 2-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,300	12	(12)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,200	20	(8)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,800	38	(15)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	9	(4)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		3,400	35	(17)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	10	(4)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		4,300	43	(16)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		3,100	30	(15)

								$565	$(307)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	09/21/2011	$	1,700	$8	$(2)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.200%	12/21/2011		10,000	46	(39)
Put - OTC CDX.IG-16 5-Year Index	UBS	Sell	1.200%	12/21/2011		43,000	211	(168)

							$265	$(209)

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC AUD versus USD	BNP	$	1.088	07/15/2011	AUD	5,700	$28	$(20)
Call - OTC NZD versus USD	BNP		0.832	07/15/2011	NZD	2,000	8	(13)
Put - OTC USD versus BRL	HSBC	BRL	1.578	07/15/2011	$	1,200	5	(16)
Put - OTC USD versus MXN	JPM	MXN	11.675	07/15/2011		1,200	4	(9)

							$45	$(58)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in NZD		Premium
Balance at 12/31/2010	138	$67,200	AUD	5,600	EUR	4,500	NZD	1,800	$694
Sales	566	192,400		47,500		25,475		17,200	4,546
Closing Buys	(160)	(16,600)		(10,600)		(400)		0	(196)
Expirations	0	(43,525)		(36,800)		(29,575)		(17,000)	(668)
Exercised	0	(33,375)		0		0		0	(180)

Balance at 06/30/2011	544	$166,100	AUD	5,700	EUR	0	NZD	2,000	$4,196

(i)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	2,850	07/2011	BNP	$18	$0	$18
Sell		11,832	07/2011	DUB	0	(322)	(322)
Buy		2,850	07/2011	UBS	18	0	18
Buy	BRL	46,752	07/2011	HSBC	1,213	0	1,213
Sell		46,752	07/2011	MSC	0	(717)	(717)
Buy		1,934	08/2011	UBS	31	0	31
Sell		46,752	09/2011	HSBC	0	(1,173)	(1,173)
Buy	CAD	155	07/2011	BNP	1	0	1
Buy		1,396	07/2011	MSC	7	0	7
Buy		321	09/2011	BNP	6	0	6
Sell		1,819	09/2011	DUB	0	(36)	(36)
Sell		743	09/2011	RBC	0	(15)	(15)
Sell	CHF	2,523	07/2011	BCLY	0	(31)	(31)
Sell		809	07/2011	CSFB	7	0	7
Sell		280	07/2011	UBS	0	(3)	(3)
Buy		7,500	08/2011	CITI	210	0	210
Buy	CNY	7,974	09/2011	BOA	36	0	36
Buy		9,960	09/2011	CITI	43	0	43
Sell		16,400	09/2011	DUB	2	0	2
Buy		19,890	09/2011	UBS	82	0	82
Buy		20,528	11/2011	DUB	87	0	87
Buy		200	11/2011	JPM	0	0	0
Sell		30,402	02/2012	JPM	0	(61)	(61)

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	7,000	08/2013	DUB	$0	$(2)	$(2)
Buy		9,400	09/2015	DUB	5	0	5
Sell	EUR	2,207	07/2011	BCLY	2	(32)	(30)
Sell		9,605	07/2011	CITI	0	(176)	(176)
Buy		4,777	07/2011	CSFB	39	0	39
Sell		1,999	07/2011	CSFB	0	(25)	(25)
Sell		230	07/2011	GSC	0	(4)	(4)
Sell		347	07/2011	HSBC	3	0	3
Buy		3,384	07/2011	JPM	23	0	23
Buy		2,770	07/2011	RBS	25	0	25
Sell		1,012	07/2011	RBS	0	(12)	(12)
Buy	GBP	6,196	09/2011	BCLY	0	(195)	(195)
Buy		6,196	09/2011	CITI	0	(206)	(206)
Buy		6,103	09/2011	UBS	0	(235)	(235)
Sell	HUF	246,689	07/2011	DUB	0	(211)	(211)
Sell	IDR	12,635,000	07/2011	DUB	0	(20)	(20)
Buy	INR	26,988	07/2011	BCLY	3	0	3
Sell		273,060	08/2011	BCLY	0	(76)	(76)
Sell		105,106	08/2011	HSBC	0	(84)	(84)
Buy	JPY	636,842	07/2011	BOA	131	0	131
Buy		2,289,389	07/2011	CITI	988	0	988
Buy		49,045	07/2011	JPM	24	0	24
Sell		363,314	07/2011	JPM	0	(13)	(13)
Sell		40,368	07/2011	UBS	0	(1)	(1)
Sell	KRW	4,425,857	08/2011	JPM	0	(108)	(108)
Buy	MXN	14,256	07/2011	CITI	16	0	16
Sell		64,865	07/2011	CITI	0	(266)	(266)
Buy		64,865	07/2011	MSC	0	(67)	(67)
Sell		64,865	11/2011	MSC	59	0	59
Sell	MYR	9,807	08/2011	CITI	0	(82)	(82)
Buy	NOK	1,802	07/2011	BNP	4	0	4
Buy		16,216	07/2011	UBS	33	0	33
Buy		25,215	08/2011	DUB	0	(117)	(117)
Buy	NZD	2,000	07/2011	BNP	31	0	31
Sell	PLN	17,165	08/2011	UBS	0	(296)	(296)
Buy	SEK	2,105	07/2011	BNP	2	0	2
Buy		18,941	07/2011	CITI	22	0	22
Buy		10,507	08/2011	CITI	0	(71)	(71)
Buy	TRY	3,274	07/2011	HSBC	25	0	25
Sell		3,274	07/2011	JPM	50	0	50
Sell		3,274	10/2011	HSBC	0	(26)	(26)
Sell	TWD	90,880	01/2012	CITI	0	(42)	(42)
Buy	ZAR	49,679	07/2011	HSBC	166	0	166
Sell		49,679	07/2011	JPM	0	(266)	(266)
Buy		4,103	07/2011	UBS	5	0	5
Sell		49,679	10/2011	HSBC	0	(164)	(164)

					$3,417	$(5,155)	$(1,738)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$26,596	$0	$26,596
Industrials	0	3,628	0	3,628
Utilities	0	2,837	0	2,837
U.S. Treasury Obligations	0	1,103	0	1,103
Sovereign Issues	0	82,141	0	82,141
Mutual Funds	851,646	0	0	851,646
Exchange-Traded Funds	324,596	0	0	324,596
Short-Term Instruments
Repurchase Agreements	0	64,823	0	64,823
Short-Term Notes	0	2,950	0	2,950
U.S. Treasury Bills	0	7,976	0	7,976
PIMCO Short-Term Floating NAV Portfolio	56,336	0	0	56,336
Purchased Options
Commodity Contracts	0	2,427	0	2,427
Equity Contracts	4,519	0	0	4,519
Foreign Exchange Contracts	122	1,515	0	1,637
Interest Rate Contracts	0	5,490	0	5,490
	$1,237,219	$201,486	$0	$1,438,705

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Financial Derivative Instruments (7) - Assets
Commodity Contracts	$221	$484	$0	$705
Credit Contracts	0	342	0	342
Equity Contracts	1,796	83	0	1,879
Foreign Exchange Contracts	0	3,417	0	3,417
Interest Rate Contracts	255	385	0	640
	$2,272	$4,711	$0	$6,983

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	(41)	(3,298)	0	(3,339)
Credit Contracts	0	(525)	0	(525)
Foreign Exchange Contracts	0	(5,213)	0	(5,213)
Interest Rate Contracts	(410)	(829)	0	(1,239)
	$(451)	$(9,865)	$0	$(10,316)

Totals	$1,239,040	$196,332	$0	$1,435,372

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Purchased Options
Commodity Contracts	$11	$0	$(15)	$0	$4	$0	$0	$0	$0	$0

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	$(14)	$30	$0	$0	$(7)	$(9)	$0	$0	$0	$0

Totals	$(3)	$30	$(15)	$0	$(3)	$(9)	$0	$0	$0	$0

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$2,427	$0	$4,519	$1,637	$5,490	$14,073
Variation margin receivable (2)	47	0	408	0	15	470
Unrealized appreciation on foreign currency contracts	0	0	0	3,417	0	3,417
Unrealized appreciation on swap agreements	484	342	83	0	385	1,294

	$2,958	$342	$5,010	$5,054	$5,890	$19,254

Liabilities:
Written options outstanding	$2,883	$209	$0	$58	$307	$3,457
Variation margin payable (2)	11	0	0	0	1,005	1,016
Unrealized depreciation on foreign currency contracts	0	0	0	5,155	0	5,155
Unrealized depreciation on swap agreements	415	316	0	0	522	1,253

	$3,309	$525	$0	$5,213	$1,834	$10,881

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on investments (purchased options)	$(4)	$0	$(3,231)	$(877)	$188	$(3,924)
Net realized gain (loss) on futures contracts, written options and swaps	8,318	(71)	919	652	985	10,803
Net realized gain on foreign currency transactions	0	0	0	2,481	0	2,481

	$8,314	$(71)	$(2,312)	$2,256	$1,173	$9,360

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

June 30, 2011 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(451)	$0	$(805)	$(150)	$(132)	$(1,538)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(33)	688	1,190	21	(201)	1,665
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(2,875)	0	(2,875)

	$(484)	$688	$385	$(3,004)	$(333)	$(2,748)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,821 as reported in the Notes to Schedule of Investments.

(l)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$(68)	$0	$(68)
BNP	764	(700)	64
BOA	57	(280)	(223)
CITI	381	(450)	(69)
CSFB	588	(850)	(262)
DUB	(61)	80	19
GSC	160	290	450
HSBC	466	(450)	16
JPM	(324)	180	(144)
MLP	37	0	37
MSC	3,975	(5,200)	(1,225)
RBC	(15)	0	(15)
RBS	2	0	2
UBS	(507)	550	43

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

18	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  ORGANIZATION

The PIMCO Global Multi-Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Act, fixed income instruments, equity securities, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the Act, or any exemptive relief therefrom. The Portfolio may invest in any of the funds of PIMCO Funds, an affiliated open-end investment company, except the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi- Asset, PIMCO RealRetirement® 2010, PIMCO RealRetirement® 2020, PIMCO RealRetirement® 2030, PIMCO RealRetirement® 2040 and PIMCO RealRetirement® 2050 Funds, as well as funds of PIMCO Equity Series, an affiliated open-end investment company (“Underlying PIMCO Funds”). The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred securities, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, each as more fully described in the “Description of the Underlying PIMCO Funds” in the Portfolio’s prospectus, and in other equity-related Acquired Funds as defined under Important Information About the Portfolio). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 25% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio II Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMA Subsidiary”), and the PIMCO CommodityRealReturn Strategy Fund®, an Underlying PIMCO Fund). The GMA Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The GMA Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMA Subsidiary. The Underlying PIMCO Funds and other affiliated and unaffiliated funds in which the Portfolio may invest are collectively referred to as “Acquired Funds.” The Portfolio is classified as “non-diversified” for purposes of the Act because it may invest in a limited number of Acquired Funds and other investments. However, since certain of the Acquired Funds in which the Portfolio may invest are classified as diversified for purposes of the Act, the Portfolio may indirectly diversify its portfolio.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the

“NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Consolidated Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Semiannual Report	June 30, 2011	19

Notes to Financial Statements (Cont.)

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

20	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Consolidated Schedule of Investments for the Portfolio.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. ETFs are funds that issue shares that trade throughout the day on an exchange and represent an investment in a portfolio of securities and assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

(b) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(c) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Consolidated Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures

Semiannual Report	June 30, 2011	21

Notes to Financial Statements (Cont.)

contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Consolidated Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying commodity for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The settlement for a Commodity Option will not include actual delivery of the underlying commodity but will rather settle the amount of the difference directly into the Portfolio’s brokerage account. For an option that is in-the-money, the Portfolio will normally offset their position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future. The Portfolio may enter into credit default swaption agreements to earn income on the premiums or to hedge exposure to the credit risk of an investment without making a commitment to the underlying contract.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. A foreign currency option will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Options on Securities  The Portfolio may enter into options on securities (“Equity Option”). An Equity Option uses a specified equity security as the underlying for the option contract. The Portfolio may write or purchase options for income purposes or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Consolidated Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Consolidated Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Consolidated Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure of the underlying reference securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

(market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio may invest in shares of the Acquired Funds, the risk of investing in the Portfolio may be closely related to the risks associated with the Acquired Funds and their investments. The Portfolio may also invest its assets directly in stocks or bonds of other issuers and in other instruments such as forwards, options, futures contracts or swap agreements.

Investing in the Acquired Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Acquired Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Consolidated Schedule of Investments.

7. BASIS FOR CONSOLIDATION OF THE PIMCO GLOBAL MULTI-ASSET PORTFOLIO

The GMA Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. A subscription agreement was entered into between the Portfolio and the GMA Subsidiary, comprising the entire issued share capital of the GMA Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2011 of the GMA Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Incorporated Date	Subscription Agreement	Approximate Fund Net Assets	Approximate Subsidiary Net Assets	Percentage
PIMCO Cayman Commodity Portfolio II Ltd.	November 21, 2008	January 14, 2009	$1,432,000	$51,000	3.6%

8.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.90%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.05%.

(c) Distribution and Servicing Fees   PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed, through May 1, 2011, to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, distribution fees (with respect to Advisor Class only), Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2011, the remaining recoverable amount to PIMCO was $11,213.

(f) Acquired Fund Fees and Expenses  The Acquired Fund Fees and Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Acquired Funds, which includes the total annual operating expenses of the Institutional Class shares of the Underlying PIMCO Funds and other funds. Acquired Fund Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2012, to waive, first, the Supervisory and Administrative Fee and, to the extent necessary, the Investment Advisory Fee it receives from the Portfolio in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Supervisory and Administrative Fee or the Supervisory and Administrative Fee and Investment Advisory Fee taken together are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2011, the amount was $4,920,568.

Semiannual Report	June 30, 2011	25

Notes to Financial Statements (Cont.)

The GMA Subsidiary has entered into a separate contract with PIMCO for the management of the GMA Subsidiary’s portfolio pursuant to which the GMA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2011, the amount was $261,272.

9.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fees amounts are disclosed in the Consolidated Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2011, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$3,692	$0

The PIMCO Global Multi-Asset Portfolio may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2011 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2011	Dividend Income
PIMCO 3-7 Year U.S. Treasury Index Fund	$769	$0	$(770)	$16	$(15)	$0	$0
PIMCO CommodityRealReturn Strategy Fund®	3,357	1,239	0	0	(272)	4,324	339
PIMCO Emerging Local Bond Fund	43,354	14,051	0	0	2,011	59,416	1,599
PIMCO Emerging Markets Bond Fund	17,138	5,353	0	0	333	22,824	553
PIMCO Emerging Markets Corporate Bond Fund	52,903	9,254	0	0	104	62,261	1,454
PIMCO Emerging Markets Currency Fund	7,969	25,478	0	0	488	33,935	168
PIMCO EqS Emerging Markets Fund	0	48,810	0	0	(1,750)	47,060	0
PIMCO EqS Pathfinder FundTM	77,083	43,070	0	0	4,062	124,215	0
PIMCO Global Advantage Strategy Bond Fund	82,762	8,587	0	0	3,207	94,556	1,287
PIMCO Global Bond Fund (Unhedged)	15,937	2,221	0	0	558	18,716	221
PIMCO Investment Grade Corporate Bond Fund	13,771	37,548	0	0	623	51,942	1,048
PIMCO Investment Grade Corporate Bond Index Fund	6,758	3,692	0	0	55	10,505	162
PIMCO Long-Term U.S. Government Fund	0	14,000	0	0	(245)	13,755	0
PIMCO Real Return Fund	0	1,418	0	0	(5)	1,413	18
PIMCO RealEstateRealReturn Strategy Fund	0	2,607	0	0	230	2,837	107
PIMCO Short-Term Floating NAV Portfolio	59,729	89	(3,500)	0	18	56,336	89
PIMCO StocksPLUS® Fund	136,824	76,978	0	0	8,595	222,397	3,278
PIMCO Total Return Fund	59,826	4,754	(20,000)	(1,409)	1,878	45,049	754
PIMCO Unconstrained Bond Fund	30,121	16,914	0	0	(89)	46,946	414
Totals	$608,301	$316,063	$(24,270)	$(1,393)	$19,786	$918,487	$11,491

10.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$28,142	$54,141	$576,634	$134,230

26	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

12.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	7,896	$103,140	11,847	$143,754
Advisor Class	27,877	364,667	56,094	678,296
Issued as reinvestment of distributions
Administrative Class	214	2,762	328	4,109
Advisor Class	888	11,439	1,420	17,796
Cost of shares redeemed
Administrative Class	(217)	(2,842)	(68)	(809)
Advisor Class	(381)	(4,966)	(182)	(2,201)
Net increase resulting from Portfolio share transactions	36,277	$474,200	69,439	$840,945

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Administrative Class	2	100
Advisor Class	3	99

13.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked financial derivative instruments, including commodity swap agreements, options, futures contracts and foreign funds investing in similar commodity-linked financial derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CommodityRealReturn Strategy Fund® in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CommodityRealReturn Strategy Fund® in which the IRS specifically concluded that income derived from the Fund’s investment in it’s Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the Fund. Based on such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

If, during a taxable year, the GMA Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for Federal income tax purposes. Note that the loss from the GMA Subsidiary’s contemplated activities also cannot be carried forward to reduce future GMA Subsidiary’s income in subsequent years. However, if the GMA Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$53,376	$ (6,614)	$46,762

15.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2011	27

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar
BRL	Brazilian Real	INR	Indian Rupee	PLN	Polish Zloty
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CHF	Swiss Franc	KRW	South Korean Won	TRY	Turkish New Lira
CNY	Chinese Renminbi	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand
HUF	Hungarian Forint

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	NYMEX	New York Mercantile Exchange	OTC	Over-the-Counter
CBOT	Chicago Board of Trade

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	MOTT3007	Dow Jones-UBS MW1 Commodity IndexSM Total Return
CMBX	Commercial Mortgage-Backed Index	ENHGD84T	Dow Jones-AIG E84 Total Return

Other Abbreviations:
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	WTI	West Texas Intermediate
LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts

28	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS31_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Global Multi-Asset Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Global Multi-Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset, and PIMCO RealRetirement® Funds (“Underlying PIMCO Funds”) and other affiliated, including PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sales risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio or an Acquired Fund may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Global Multi-Asset Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

Mutual Funds	59.2%
Exchange-Traded Funds	22.5%
Short-Term Instruments	9.2%
Sovereign Issues	5.7%
Corporate Bonds & Notes	2.3%
Other	1.1%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	Class Inception (04/15/2009)
PIMCO Global Multi-Asset Portfolio Advisor Class	4.55%	19.79%	15.95%
MSCI World Index±	5.29%	30.51%	22.83%	**
60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index±±	4.30%	19.52%	16.54%	**

All Portfolio returns are net of fees and expenses

* Cumulative return

** Average annual total return since 04/30/2009

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.74% for Advisor Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

±± 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index. The Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,045.48	$1,021.03
Expenses Paid During Period†	$3.85	$3.81
Net Annualized Expense Ratio††	0.76%	0.76%

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

†† The annualized expense ratio reflects net annualized expenses after application of an expense waiver of 0.44%.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940(“1940 Act”), fixed income instruments, equity securities, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Portfolio may invest, without limitation, in any of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Global Multi-Asset Fund and PIMCO RealRetirement Funds®, as well as funds of PIMCO Equity Series, an affiliated open-end investment company) and PIMCO ETF Trust, an affiliated open-end investment company. The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

»

An allocation to U.S. equities via Underlying PIMCO Funds and S&P 500 Index futures, although underweight, contributed to absolute performance as the Underlying PIMCO Funds and the S&P 500 Index posted positive returns for the reporting period.

»	Exposure to diversified commodities detracted from relative performance as the Dow Jones-UBS Commodity Index Total Return declined over the reporting period.

»	An underweight to developed global equities detracted from performance as developed global equities posted positive returns over the reporting period.

»	An overweight to non-U.S. dollar currencies benefited performance as the U.S. dollar declined against a basket of developed and emerging markets currencies over the reporting period.

»	An allocation to gold contributed to performance as gold posted positive returns for the reporting period.

»

An allocation to emerging markets local currency debt benefited absolute performance as the JPMorgan Government Bond Index—Emerging Markets Global Diversified Composite posted positive returns for the reporting period.

»

An underweight to U.S. interest rate duration (or sensitivity to changes in market interest rates) detracted from relative performance as the ten-year U.S. Treasury yield declined over the reporting period.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Global Multi-Asset Portfolio

June 30, 2011 (Unaudited)

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	04/15/2009-12/31/2009

Advisor Class
Net asset value beginning of year or period	$12.72		$11.79	$10.00
Net investment income (a)	0.12		0.70	0.34
Net realized/unrealized gain on investments	0.46		0.62	1.58
Total income from investment operations	0.58		1.32	1.92
Dividends from net investment income	(0.15)		(0.36)	(0.09)
Distributions from net realized capital gains	0.00		(0.03)	(0.04)
Total distributions	(0.15)		(0.39)	(0.13)
Net asset value end of year or period	$13.15		$12.72	$11.79
Total return	4.55%		11.34%	19.11%
Net assets end of year or period (000s)	$1,155,712		$757,048	$25,477
Ratio of expenses to average net assets	0.76	%*	0.78%	0.92%*
Ratio of expenses to average net assets excluding waivers	1.22	%*	1.22%	2.15%*
Ratio of net investment income to average net assets	1.80	%*	5.69%	4.01%*
Portfolio turnover rate	17	%**	71%**	136%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Consolidated Statement of Assets and Liabilities PIMCO Global Multi-Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$455,395
Investments in Affiliates, at value	918,487
Repurchase agreements, at value	64,823
Cash	2,171
Deposits with counterparty	40
Foreign currency, at value	1,613
Receivable for investments sold	354
Receivable for Portfolio shares sold	3,022
Interest and dividends receivable	1,125
Dividends receivable from Affiliates	1,425
Variation margin receivable	470
Swap premiums paid	1,635
Unrealized appreciation on foreign currency contracts	3,417
Unrealized appreciation on swap agreements	1,294
1,455,271

Liabilities:
Payable for investments purchased	$964
Payable for investments in Affiliates purchased	1,393
Payable for investments purchased on a delayed-delivery basis	904
Payable for Portfolio shares redeemed	1
Written options outstanding	3,457
Deposits from counterparty	8,220
Accrued related party fees	719
Variation margin payable	1,016
Swap premiums received	580
Unrealized depreciation on foreign currency contracts	5,155
Unrealized depreciation on swap agreements	1,253
Other liabilities	1
23,663

Net Assets	$1,431,608

Net Assets Consist of:
Paid in capital	$1,351,726
Undistributed net investment income	6,181
Accumulated undistributed net realized gain	26,092
Net unrealized appreciation	47,609
$1,431,608

Net Assets:
Administrative Class	$275,896
Advisor Class	1,155,712

Shares Issued and Outstanding:
Administrative Class	20,993
Advisor Class	87,876

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$13.14
Advisor Class	13.15

Cost of Investments	$435,629
Cost of Investments in Affiliates	$891,491
Cost of Repurchase Agreements	$64,823
Cost of Foreign Currency Held	$1,592
Premiums Received on Written Options	$4,196

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Statement of Operations PIMCO Global Multi-Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$1,737
Dividends	1,714
Dividends from Affiliate investments	11,491
Total Income	14,942

Expenses:
Investment advisory fees	5,310
Supervisory and administrative fees	339
Servicing fees – Administrative Class	164
Distribution and/or servicing fees – Advisor Class	1,167
Interest expense	6
Miscellaneous expense	28
Total Expenses	7,014
Waiver and/or Reimbursement by PIMCO	(2,705)
Net Expenses	4,309

Net Investment Income	10,633

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	93
Net realized (loss) on Affiliate investments	(1,393)
Net realized gain on futures contracts, written options and swaps	10,803
Net realized gain on foreign currency transactions	3,821
Net change in unrealized appreciation on investments	5,546
Net change in unrealized appreciation on Affiliate investments	19,786
Net change in unrealized appreciation on futures contracts, written options and swaps	1,665
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,911)
Net Gain	37,410

Net Increase in Net Assets Resulting from Operations	$48,043

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Consolidated Statements of Changes in Net Assets PIMCO Global Multi-Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$10,633	$23,726
Net realized gain	14,717	18,250
Net realized gain (loss) on Affiliate investments	(1,393)	382
Net capital gain distributions received from Underlying Funds	0	1,664
Net change in unrealized appreciation	4,300	16,148
Net change in unrealized appreciation on Affiliate investments	19,786	7,163
Net increase resulting from operations	48,043	67,333

Distributions to Shareholders:
From net investment income
Administrative Class	(2,762)	(3,794)
Advisor Class	(11,438)	(15,950)
From net realized capital gains
Administrative Class	0	(376)
Advisor Class	0	(1,785)

Total Distributions	(14,200)	(21,905)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	474,200	840,945

Total Increase in Net Assets	508,043	886,373

Net Assets:
Beginning of period	923,565	37,192
End of period*	$1,431,608	$923,565

*Including undistributed net investment income of:	$6,181	$9,748

**	See note 12 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 2.3%

BANKING & FINANCE 1.8%

Banco Santander Brasil S.A.
2.346% due 03/18/2014		$1,900	$1,911

Citigroup, Inc.
1.111% due 02/15/2013		1,600	1,595

Commonwealth Bank of Australia
3.625% due 06/25/2014		3,300	3,529

Dexia Credit Local
2.000% due 03/05/2013		3,200	3,220

Kreditanstalt fuer Wiederaufbau
4.625% due 12/14/2012		3,200	3,396

NIBC Bank NV
2.800% due 12/02/2014		3,200	3,333

Nordea Bank AB
1.181% due 01/14/2014		3,400	3,432

Qatari Diar Finance QSC
5.000% due 07/21/2020		1,400	1,438

Royal Bank of Scotland Group PLC
3.000% due 12/09/2011		3,200	3,237

Springleaf Finance Corp.
5.200% due 12/15/2011		800	803
5.625% due 08/17/2011		400	400
5.900% due 09/15/2012		300	302

			26,596

INDUSTRIALS 0.3%

New York Times Co.
5.000% due 03/15/2015		2,000	2,038

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		1,500	1,590

			3,628

UTILITIES 0.2%

BP Capital Markets PLC
3.625% due 05/08/2014		300	316

Qwest Corp.
8.875% due 03/15/2012		1,000	1,055

Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,200	1,466

			2,837

Total Corporate Bonds & Notes (Cost $32,402)			33,061

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
0.500% due 11/30/2012		$900	902
0.625% due 06/30/2012		200	201

Total U.S. Treasury Obligations (Cost $1,104)			1,103

SOVEREIGN ISSUES 5.7%

Australia Government Bond
4.750% due 06/15/2016	AUD	25,300	26,999

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	1,031	653
10.000% due 01/01/2017		21,000	12,203

Canada Government Bond
1.500% due 06/01/2012	CAD	25,900	26,917

Export-Import Bank of Korea
1.300% due 03/13/2012		$1,300	1,300

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Republic of Germany Government Bond
2.750% due 04/08/2016	EUR	9,500	$14,069

Total Sovereign Issues (Cost $79,331)			82,141

		SHARES
MUTUAL FUNDS (b)(c) 59.5%
PIMCO CommodityRealReturn Strategy Fund®		494,713	4,324
PIMCO Emerging Local Bond Fund		5,391,687	59,416
PIMCO Emerging Markets Bond Fund		2,028,770	22,824
PIMCO Emerging Markets Corporate Bond Fund		5,475,907	62,261
PIMCO Emerging Markets Currency Fund		3,065,530	33,935
PIMCO EqS Emerging Markets Fund		4,618,209	47,060
PIMCO EqS Pathfinder Fund™		11,663,349	124,215
PIMCO Global Advantage Strategy Bond Fund		8,186,644	94,556
PIMCO Global Bond Fund (Unhedged)		1,864,094	18,716
PIMCO Investment Grade Corporate Bond Fund		4,877,209	51,942
PIMCO Long-Term U.S. Government Fund		1,289,134	13,755
PIMCO Real Return Fund		121,117	1,413
PIMCO RealEstateRealReturn Strategy Fund		569,591	2,837
PIMCO StocksPLUS® Fund		25,044,724	222,397
PIMCO Total Return Fund		4,099,129	45,049
PIMCO Unconstrained Bond Fund		4,229,394	46,946

Total Mutual Funds (Cost $824,527)			851,646

EXCHANGE-TRADED FUNDS 22.7%
iShares MSCI EAFE Index Fund		1,711,787	102,947
PIMCO Investment Grade Corporate Bond Index Fund (b)		105,527	10,505
SPDR Gold Trust		389,792	56,902
Vanguard MSCI Emerging Markets ETF		3,172,407	154,242

Total Exchange-Traded Funds (Cost $305,333)			324,596

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 9.2%

REPURCHASE AGREEMENTS 4.5%

Banc of America Securities LLC
0.010% due 07/01/2011		$29,400	29,400
(Dated 06/30/2011. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $30,181. Repurchase proceeds are $29,401.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barclays Capital, Inc.
0.010% due 07/01/2011	$13,500	$13,500

(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities
1.750% due 01/15/2028 valued at $2,747; 1.875% due 07/15/2015 valued at $6,922; 2.500% due 01/15/2029 valued at $4,070 Repurchase proceeds are $13,500.)

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2011	12,400	12,400
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 07/31/2012 valued at $4,401; 3.125% due 05/15/2021 valued at $8,268. Repurchase proceeds are $12,400.)

JPMorgan Securities, Inc.
0.040% due 07/01/2011	7,500	7,500
(Dated 06/30/2011. Collateralized by Federal Home Loan Bank 0.450% due 07/15/2011 valued at $7,659. Repurchase proceeds are $7,500.)

State Street Bank and Trust Co.
0.010% due 07/01/2011	2,023	2,023
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $2,065. Repurchase proceeds are $2,023.)

		64,823

SHORT-TERM NOTES 0.2%

Fannie Mae
0.010% due 10/04/2011	1,850	1,850
0.080% due 07/21/2011	1,100	1,100

		2,950

U.S. TREASURY BILLS 0.6%
0.077% due 08/11/2011 - 10/20/2011 (a)(d)(e)	7,977	7,976

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 3.9%
	5,622,917	56,336

Total Short-Term Instruments (Cost $132,080)		132,085

PURCHASED OPTIONS (g) 1.0%
(Cost $17,166)		14,073

Total Investments 100.5% (Cost $1,391,943)		$1,438,705

Written Options (h) (0.2%) (Premiums $4,196)		(3,457)

Other Assets and Liabilities (Net) (0.3%)		(3,640)

Net Assets 100.0%		$1,431,608

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Portfolio.
(c)	Institutional Class Shares of each Fund.
(d)	Securities with an aggregate market value of $1,840 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	Securities with an aggregate market value of $5,887 and cash of $40 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	101	$67
90-Day Eurodollar September Futures	Long	09/2012	235	188
90-Day Eurodollar September Futures	Long	09/2013	235	(130)
E-mini S&P 500 Index September Futures	Long	09/2011	729	1,796
Euro-Bund 10-Year Bond September Futures	Long	09/2011	626	(280)
Wheat December Futures	Long	12/2011	4	(41)
Wheat December Futures	Short	12/2011	4	44
WTI Crude August Futures	Long	07/2011	72	177

				$1,821

(f)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
New York Times Co.	BCLY	(1.000%	)	03/20/2015	1.958%	$	2,000	$68	$116	$(48)
Qwest Corp.	JPM	(1.000%	)	03/20/2012	0.327%		1,000	(5)	14	(19)

								$63	$130	$(67)

Credit Default Swaps on Corporate Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.400%	$	1,000	$4	$(3)	$7
BP Capital Markets America, Inc.	BNP	1.000%	09/20/2011	0.203%		100	0	(7)	7
BP Capital Markets America, Inc.	CSFB	5.000%	06/20/2015	0.676%		600	101	9	92
BP Capital Markets America, Inc.	DUB	5.000%	09/20/2011	0.203%		700	9	(10)	19
BP Capital Markets America, Inc.	GSC	5.000%	06/20/2015	0.676%		200	34	(7)	41
BP Capital Markets America, Inc.	HSBC	1.000%	09/20/2011	0.203%		200	1	(14)	15
MBIA, Inc.	CITI	5.000%	03/20/2012	9.813%		1,500	(48)	(45)	(3)

							$101	$(77)	$178

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$	49,480	$(437)	$(215)	$(222)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		18,100	(160)	(202)	42
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017		1,470	(13)	(32)	19
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049		3,400	199	212	(13)
CMBX.NA.AAA.3 Index	CSFB	(0.080%	)	12/13/2049		5,360	315	261	54
CMBX.NA.AAA.3 Index	MSC	(0.080%	)	12/13/2049		3,400	199	210	(11)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		2,650	151	133	18
CMBX.NA.AAA.4 Index	CSFB	(0.350%	)	02/17/2051		2,650	151	123	28

							$405	$490	$(85)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC	BRL	57,100	$527	$163	$364
Pay	1-Year BRL-CDI	11.970%	01/02/2012	HSBC		30,000	12	(9)	21
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		8,400	27	38	(11)
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		11,300	(28)	9	(37)
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		7,600	(20)	5	(25)
Pay	1-Year BRL-CDI	12.310%	01/02/2014	MLP		10,600	37	62	(25)
Receive	3-Month USD-LIBOR	3.000%	06/15/2018	MSC	$	7,900	(180)	244	(424)

							$375	$512	$(137)

Total Return Swaps on Commodities
Pay/ Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn December Futures	$(654.000)	11/28/2011	DUB	750	$251	$0	$251
Pay	CBOT Corn December Futures	(668.150)	11/28/2011	DUB	325	155	0	155
Receive	CBOT Soybean November Futures	1,340.500	10/27/2011	DUB	300	(139)	0	(139)
Receive	CBOT Soybean November Futures	1,348.600	10/27/2011	DUB	130	(71)	0	(71)
Receive	NYMEX WTI Crude June Futures	101.100	05/21/2012	DUB	110	(140)	0	(140)
Receive	NYMEX WTI Crude June Futures	103.100	05/21/2012	DUB	20	(65)	0	(65)

						$(9)	$0	$(9)

Total Return Swaps on Indices and Securities
Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation
Receive	DJUBSF3T Index	7,012	3-Month USD-LIBOR plus a specified spread	$	4,750	07/27/2011	BCLY	$19
Receive	ENHGD84T Index	19,996	3-Month USD-LIBOR plus a specified spread		8,020	07/27/2011	GSC	46
Receive(7)	Sberbank of Russia	591,855	0.836%		2,058	12/13/2011	GSC	83
Receive	DJUBSF3T Index	1,904	3-Month USD-LIBOR plus a specified spread		1,290	07/27/2011	JPM	5
Receive	MOTT3007 Index	2,643	3-Month USD-LIBOR plus a specified spread		880	07/27/2011	MSC	5

								$158

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(7)

At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments.

Variance Swaps
Pay/Receive Variance (8)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	London Gold Market Fixing Ltd. PM	$0.041	09/29/2011	JPM	$	190	$3	$0	$3
Pay	London Gold Market Fixing Ltd. PM	0.046	11/02/2011	JPM		70	0	0	0

							$3	$0	$3

(8)

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(g)	Purchased options outstanding on June 30, 2011:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC WTI Crude December Futures	MSC	$130.000	11/15/2013	407	$2,849	$2,393
Call - OTC WTI Crude December Futures	MSC	150.000	11/17/2015	6	38	34

					$2,887	$2,427

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT S&P 500 Index December Futures	$1,000.000	12/17/2011	4,129	$4,607	$3,179
Put - CBOT S&P 500 Index December Futures	1,050.000	12/17/2011	98	245	101
Put - CBOT S&P 500 Index December Futures	1,100.000	12/17/2011	672	1,345	1,210

				$6,197	$4,490

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$	6,900	$23	$36
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012		19,500	77	102
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		18,560	210	177
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		8,000	97	77
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		5,000	31	48
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		7,000	70	67
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020		134,400	5,011	4,983

								$5,519	$5,490

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	BNP	$	1.038	07/15/2011	AUD	5,700	$32	$10
Call - OTC EUR versus USD	GSC		1.495	07/15/2011	EUR	2,300	6	4
Put - OTC EUR versus USD	MSC		1.200	12/05/2011		41,400	170	115
Put - OTC EUR versus USD	BNP		1.000	05/22/2015		25,000	787	719
Put - OTC EUR versus USD	DUB		1.000	05/22/2015		22,700	1,124	653
Put - OTC NZD versus USD	BNP		0.793	07/15/2011	NZD	2,000	10	1
Call - OTC USD versus BRL	HSBC	BRL	1.648	07/15/2011	$	1,200	7	2
Call - OTC USD versus CAD	BNP	CAD	1.005	07/15/2011		1,600	2	0
Put - OTC USD versus CHF	UBS	CHF	0.810	07/15/2011		3,300	7	2
Call - OTC USD versus JPY	UBS	JPY	95.000	07/01/2011		141,000	166	0
Call - OTC USD versus JPY	UBS		95.000	07/13/2011		68,000	71	0
Put - OTC USD versus JPY	UBS		77.560	07/15/2011		5,000	8	3
Call - OTC USD versus JPY	UBS		90.000	10/03/2011		139,000	121	122
Call - OTC USD versus MXN	JPM	MXN	12.140	07/15/2011		1,200	6	1
Call - OTC USD versus NOK	BNP	NOK	5.807	07/15/2011		3,300	8	4
Call - OTC USD versus SEK	BNP	SEK	6.773	07/15/2011		3,300	9	1

							$2,534	$1,637

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
Put - CBOE iShares U.S. Real Estate Index Fund	$	50.000	12/17/2011	$	28	$ 29	$29

(h)	Written options outstanding on June 30, 2011:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	MSC	$140.000	11/11/2013	407	$2,991	$(2,739)
Call - OTC Brent Crude December Futures	MSC	160.000	11/10/2015	6	38	(34)
Call - OTC Gold December Futures	BCLY	1,750.000	11/22/2011	26	60	(22)
Call - OTC Gold December Futures	UBS	1,750.000	11/22/2011	105	232	(88)

					$3,321	$(2,883)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$	13,800	$24	$(8)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012		39,000	78	(23)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,500	10	(8)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		500	4	(3)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		3,400	20	(18)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,700	17	(14)

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	27,000	$215	$(142)
Put - OTC 2-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,300	12	(12)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,200	20	(8)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,800	38	(15)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	9	(4)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		3,400	35	(17)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	10	(4)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		4,300	43	(16)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		3,100	30	(15)

								$565	$(307)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	09/21/2011	$	1,700	$8	$(2)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.200%	12/21/2011		10,000	46	(39)
Put - OTC CDX.IG-16 5-Year Index	UBS	Sell	1.200%	12/21/2011		43,000	211	(168)

							$265	$(209)

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC AUD versus USD	BNP	$	1.088	07/15/2011	AUD	5,700	$28	$(20)
Call - OTC NZD versus USD	BNP		0.832	07/15/2011	NZD	2,000	8	(13)
Put - OTC USD versus BRL	HSBC	BRL	1.578	07/15/2011	$	1,200	5	(16)
Put - OTC USD versus MXN	JPM	MXN	11.675	07/15/2011		1,200	4	(9)

							$45	$(58)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in NZD		Premium
Balance at 12/31/2010	138	$67,200	AUD	5,600	EUR	4,500	NZD	1,800	$694
Sales	566	192,400		47,500		25,475		17,200	4,546
Closing Buys	(160)	(16,600)		(10,600)		(400)		0	(196)
Expirations	0	(43,525)		(36,800)		(29,575)		(17,000)	(668)
Exercised	0	(33,375)		0		0		0	(180)

Balance at 06/30/2011	544	$166,100	AUD	5,700	EUR	0	NZD	2,000	$4,196

(i)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	2,850	07/2011	BNP	$18	$0	$18
Sell		11,832	07/2011	DUB	0	(322)	(322)
Buy		2,850	07/2011	UBS	18	0	18
Buy	BRL	46,752	07/2011	HSBC	1,213	0	1,213
Sell		46,752	07/2011	MSC	0	(717)	(717)
Buy		1,934	08/2011	UBS	31	0	31
Sell		46,752	09/2011	HSBC	0	(1,173)	(1,173)
Buy	CAD	155	07/2011	BNP	1	0	1
Buy		1,396	07/2011	MSC	7	0	7
Buy		321	09/2011	BNP	6	0	6
Sell		1,819	09/2011	DUB	0	(36)	(36)
Sell		743	09/2011	RBC	0	(15)	(15)
Sell	CHF	2,523	07/2011	BCLY	0	(31)	(31)
Sell		809	07/2011	CSFB	7	0	7
Sell		280	07/2011	UBS	0	(3)	(3)
Buy		7,500	08/2011	CITI	210	0	210
Buy	CNY	7,974	09/2011	BOA	36	0	36
Buy		9,960	09/2011	CITI	43	0	43
Sell		16,400	09/2011	DUB	2	0	2
Buy		19,890	09/2011	UBS	82	0	82
Buy		20,528	11/2011	DUB	87	0	87
Buy		200	11/2011	JPM	0	0	0
Sell		30,402	02/2012	JPM	0	(61)	(61)

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	7,000	08/2013	DUB	$0	$(2)	$(2)
Buy		9,400	09/2015	DUB	5	0	5
Sell	EUR	2,207	07/2011	BCLY	2	(32)	(30)
Sell		9,605	07/2011	CITI	0	(176)	(176)
Buy		4,777	07/2011	CSFB	39	0	39
Sell		1,999	07/2011	CSFB	0	(25)	(25)
Sell		230	07/2011	GSC	0	(4)	(4)
Sell		347	07/2011	HSBC	3	0	3
Buy		3,384	07/2011	JPM	23	0	23
Buy		2,770	07/2011	RBS	25	0	25
Sell		1,012	07/2011	RBS	0	(12)	(12)
Buy	GBP	6,196	09/2011	BCLY	0	(195)	(195)
Buy		6,196	09/2011	CITI	0	(206)	(206)
Buy		6,103	09/2011	UBS	0	(235)	(235)
Sell	HUF	246,689	07/2011	DUB	0	(211)	(211)
Sell	IDR	12,635,000	07/2011	DUB	0	(20)	(20)
Buy	INR	26,988	07/2011	BCLY	3	0	3
Sell		273,060	08/2011	BCLY	0	(76)	(76)
Sell		105,106	08/2011	HSBC	0	(84)	(84)
Buy	JPY	636,842	07/2011	BOA	131	0	131
Buy		2,289,389	07/2011	CITI	988	0	988
Buy		49,045	07/2011	JPM	24	0	24
Sell		363,314	07/2011	JPM	0	(13)	(13)
Sell		40,368	07/2011	UBS	0	(1)	(1)
Sell	KRW	4,425,857	08/2011	JPM	0	(108)	(108)
Buy	MXN	14,256	07/2011	CITI	16	0	16
Sell		64,865	07/2011	CITI	0	(266)	(266)
Buy		64,865	07/2011	MSC	0	(67)	(67)
Sell		64,865	11/2011	MSC	59	0	59
Sell	MYR	9,807	08/2011	CITI	0	(82)	(82)
Buy	NOK	1,802	07/2011	BNP	4	0	4
Buy		16,216	07/2011	UBS	33	0	33
Buy		25,215	08/2011	DUB	0	(117)	(117)
Buy	NZD	2,000	07/2011	BNP	31	0	31
Sell	PLN	17,165	08/2011	UBS	0	(296)	(296)
Buy	SEK	2,105	07/2011	BNP	2	0	2
Buy		18,941	07/2011	CITI	22	0	22
Buy		10,507	08/2011	CITI	0	(71)	(71)
Buy	TRY	3,274	07/2011	HSBC	25	0	25
Sell		3,274	07/2011	JPM	50	0	50
Sell		3,274	10/2011	HSBC	0	(26)	(26)
Sell	TWD	90,880	01/2012	CITI	0	(42)	(42)
Buy	ZAR	49,679	07/2011	HSBC	166	0	166
Sell		49,679	07/2011	JPM	0	(266)	(266)
Buy		4,103	07/2011	UBS	5	0	5
Sell		49,679	10/2011	HSBC	0	(164)	(164)

					$3,417	$(5,155)	$(1,738)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$26,596	$0	$26,596
Industrials	0	3,628	0	3,628
Utilities	0	2,837	0	2,837
U.S. Treasury Obligations	0	1,103	0	1,103
Sovereign Issues	0	82,141	0	82,141
Mutual Funds	851,646	0	0	851,646
Exchange-Traded Funds	324,596	0	0	324,596
Short-Term Instruments
Repurchase Agreements	0	64,823	0	64,823
Short-Term Notes	0	2,950	0	2,950
U.S. Treasury Bills	0	7,976	0	7,976
PIMCO Short-Term Floating NAV Portfolio	56,336	0	0	56,336
Purchased Options
Commodity Contracts	0	2,427	0	2,427
Equity Contracts	4,519	0	0	4,519
Foreign Exchange Contracts	122	1,515	0	1,637
Interest Rate Contracts	0	5,490	0	5,490
	$1,237,219	$201,486	$0	$1,438,705

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Financial Derivative Instruments (7) - Assets
Commodity Contracts	$221	$484	$0	$705
Credit Contracts	0	342	0	342
Equity Contracts	1,796	83	0	1,879
Foreign Exchange Contracts	0	3,417	0	3,417
Interest Rate Contracts	255	385	0	640
	$2,272	$4,711	$0	$6,983

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	(41)	(3,298)	0	(3,339)
Credit Contracts	0	(525)	0	(525)
Foreign Exchange Contracts	0	(5,213)	0	(5,213)
Interest Rate Contracts	(410)	(829)	0	(1,239)
	$(451)	$(9,865)	$0	$(10,316)

Totals	$1,239,040	$196,332	$0	$1,435,372

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Purchased Options
Commodity Contracts	$11	$0	$(15)	$0	$4	$0	$0	$0	$0	$0

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	$(14)	$30	$0	$0	$(7)	$(9)	$0	$0	$0	$0

Totals	$(3)	$30	$(15)	$0	$(3)	$(9)	$0	$0	$0	$0

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$2,427	$0	$4,519	$1,637	$5,490	$14,073
Variation margin receivable (2)	47	0	408	0	15	470
Unrealized appreciation on foreign currency contracts	0	0	0	3,417	0	3,417
Unrealized appreciation on swap agreements	484	342	83	0	385	1,294

	$2,958	$342	$5,010	$5,054	$5,890	$19,254

Liabilities:
Written options outstanding	$2,883	$209	$0	$58	$307	$3,457
Variation margin payable (2)	11	0	0	0	1,005	1,016
Unrealized depreciation on foreign currency contracts	0	0	0	5,155	0	5,155
Unrealized depreciation on swap agreements	415	316	0	0	522	1,253

	$3,309	$525	$0	$5,213	$1,834	$10,881

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on investments (purchased options)	$(4)	$0	$(3,231)	$(877)	$188	$(3,924)
Net realized gain (loss) on futures contracts, written options and swaps	8,318	(71)	919	652	985	10,803
Net realized gain on foreign currency transactions	0	0	0	2,481	0	2,481

	$8,314	$(71)	$(2,312)	$2,256	$1,173	$9,360

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

June 30, 2011 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(451)	$0	$(805)	$(150)	$(132)	$(1,538)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(33)	688	1,190	21	(201)	1,665
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(2,875)	0	(2,875)

	$(484)	$688	$385	$(3,004)	$(333)	$(2,748)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,821 as reported in the Notes to Schedule of Investments.

(l)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$(68)	$0	$(68)
BNP	764	(700)	64
BOA	57	(280)	(223)
CITI	381	(450)	(69)
CSFB	588	(850)	(262)
DUB	(61)	80	19
GSC	160	290	450
HSBC	466	(450)	16
JPM	(324)	180	(144)
MLP	37	0	37
MSC	3,975	(5,200)	(1,225)
RBC	(15)	0	(15)
RBS	2	0	2
UBS	(507)	550	43

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

18	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  ORGANIZATION

The PIMCO Global Multi-Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Act, fixed income instruments, equity securities, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the Act, or any exemptive relief therefrom. The Portfolio may invest in any of the funds of PIMCO Funds, an affiliated open-end investment company, except the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi- Asset, PIMCO RealRetirement® 2010, PIMCO RealRetirement® 2020, PIMCO RealRetirement® 2030, PIMCO RealRetirement® 2040 and PIMCO RealRetirement® 2050 Funds, as well as funds of PIMCO Equity Series, an affiliated open-end investment company (“Underlying PIMCO Funds”). The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred securities, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, each as more fully described in the “Description of the Underlying PIMCO Funds” in the Portfolio’s prospectus, and in other equity-related Acquired Funds as defined under Important Information About the Portfolio). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 25% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio II Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMA Subsidiary”), and the PIMCO CommodityRealReturn Strategy Fund®, an Underlying PIMCO Fund). The GMA Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The GMA Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMA Subsidiary. The Underlying PIMCO Funds and other affiliated and unaffiliated funds in which the Portfolio may invest are collectively referred to as “Acquired Funds.” The Portfolio is classified as “non-diversified” for purposes of the Act because it may invest in a limited number of Acquired Funds and other investments. However, since certain of the Acquired Funds in which the Portfolio may invest are classified as diversified for purposes of the Act, the Portfolio may indirectly diversify its portfolio.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the

“NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Consolidated Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Semiannual Report	June 30, 2011	19

Notes to Financial Statements (Cont.)

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

20	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Consolidated Schedule of Investments for the Portfolio.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. ETFs are funds that issue shares that trade throughout the day on an exchange and represent an investment in a portfolio of securities and assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

(b) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(c) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Consolidated Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures

Semiannual Report	June 30, 2011	21

Notes to Financial Statements (Cont.)

contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Consolidated Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying commodity for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The settlement for a Commodity Option will not include actual delivery of the underlying commodity but will rather settle the amount of the difference directly into the Portfolio’s brokerage account. For an option that is in-the-money, the Portfolio will normally offset their position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future. The Portfolio may enter into credit default swaption agreements to earn income on the premiums or to hedge exposure to the credit risk of an investment without making a commitment to the underlying contract.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. A foreign currency option will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Options on Securities  The Portfolio may enter into options on securities (“Equity Option”). An Equity Option uses a specified equity security as the underlying for the option contract. The Portfolio may write or purchase options for income purposes or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Consolidated Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Consolidated Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Consolidated Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure of the underlying reference securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

(market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio may invest in shares of the Acquired Funds, the risk of investing in the Portfolio may be closely related to the risks associated with the Acquired Funds and their investments. The Portfolio may also invest its assets directly in stocks or bonds of other issuers and in other instruments such as forwards, options, futures contracts or swap agreements.

Investing in the Acquired Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Acquired Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Consolidated Schedule of Investments.

7. BASIS FOR CONSOLIDATION OF THE PIMCO GLOBAL MULTI-ASSET PORTFOLIO

The GMA Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. A subscription agreement was entered into between the Portfolio and the GMA Subsidiary, comprising the entire issued share capital of the GMA Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2011 of the GMA Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Incorporated Date	Subscription Agreement	Approximate Fund Net Assets	Approximate Subsidiary Net Assets	Percentage
PIMCO Cayman Commodity Portfolio II Ltd.	November 21, 2008	January 14, 2009	$1,432,000	$51,000	3.6%

8.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.90%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.05%.

(c) Distribution and Servicing Fees   PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed, through May 1, 2011, to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, distribution fees (with respect to Advisor Class only), Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2011, the remaining recoverable amount to PIMCO was $11,213.

(f) Acquired Fund Fees and Expenses  The Acquired Fund Fees and Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Acquired Funds, which includes the total annual operating expenses of the Institutional Class shares of the Underlying PIMCO Funds and other funds. Acquired Fund Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2012, to waive, first, the Supervisory and Administrative Fee and, to the extent necessary, the Investment Advisory Fee it receives from the Portfolio in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Supervisory and Administrative Fee or the Supervisory and Administrative Fee and Investment Advisory Fee taken together are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2011, the amount was $4,920,568.

Semiannual Report	June 30, 2011	25

Notes to Financial Statements (Cont.)

The GMA Subsidiary has entered into a separate contract with PIMCO for the management of the GMA Subsidiary’s portfolio pursuant to which the GMA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2011, the amount was $261,272.

9.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fees amounts are disclosed in the Consolidated Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2011, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$3,692	$0

The PIMCO Global Multi-Asset Portfolio may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2011 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2011	Dividend Income
PIMCO 3-7 Year U.S. Treasury Index Fund	$769	$0	$(770)	$16	$(15)	$0	$0
PIMCO CommodityRealReturn Strategy Fund®	3,357	1,239	0	0	(272)	4,324	339
PIMCO Emerging Local Bond Fund	43,354	14,051	0	0	2,011	59,416	1,599
PIMCO Emerging Markets Bond Fund	17,138	5,353	0	0	333	22,824	553
PIMCO Emerging Markets Corporate Bond Fund	52,903	9,254	0	0	104	62,261	1,454
PIMCO Emerging Markets Currency Fund	7,969	25,478	0	0	488	33,935	168
PIMCO EqS Emerging Markets Fund	0	48,810	0	0	(1,750)	47,060	0
PIMCO EqS Pathfinder FundTM	77,083	43,070	0	0	4,062	124,215	0
PIMCO Global Advantage Strategy Bond Fund	82,762	8,587	0	0	3,207	94,556	1,287
PIMCO Global Bond Fund (Unhedged)	15,937	2,221	0	0	558	18,716	221
PIMCO Investment Grade Corporate Bond Fund	13,771	37,548	0	0	623	51,942	1,048
PIMCO Investment Grade Corporate Bond Index Fund	6,758	3,692	0	0	55	10,505	162
PIMCO Long-Term U.S. Government Fund	0	14,000	0	0	(245)	13,755	0
PIMCO Real Return Fund	0	1,418	0	0	(5)	1,413	18
PIMCO RealEstateRealReturn Strategy Fund	0	2,607	0	0	230	2,837	107
PIMCO Short-Term Floating NAV Portfolio	59,729	89	(3,500)	0	18	56,336	89
PIMCO StocksPLUS® Fund	136,824	76,978	0	0	8,595	222,397	3,278
PIMCO Total Return Fund	59,826	4,754	(20,000)	(1,409)	1,878	45,049	754
PIMCO Unconstrained Bond Fund	30,121	16,914	0	0	(89)	46,946	414
Totals	$608,301	$316,063	$(24,270)	$(1,393)	$19,786	$918,487	$11,491

10.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$28,142	$54,141	$576,634	$134,230

26	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

12.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	7,896	$103,140	11,847	$143,754
Advisor Class	27,877	364,667	56,094	678,296
Issued as reinvestment of distributions
Administrative Class	214	2,762	328	4,109
Advisor Class	888	11,439	1,420	17,796
Cost of shares redeemed
Administrative Class	(217)	(2,842)	(68)	(809)
Advisor Class	(381)	(4,966)	(182)	(2,201)
Net increase resulting from Portfolio share transactions	36,277	$474,200	69,439	$840,945

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Administrative Class	2	100
Advisor Class	3	99

13.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked financial derivative instruments, including commodity swap agreements, options, futures contracts and foreign funds investing in similar commodity-linked financial derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CommodityRealReturn Strategy Fund® in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CommodityRealReturn Strategy Fund® in which the IRS specifically concluded that income derived from the Fund’s investment in it’s Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the Fund. Based on such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

If, during a taxable year, the GMA Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for Federal income tax purposes. Note that the loss from the GMA Subsidiary’s contemplated activities also cannot be carried forward to reduce future GMA Subsidiary’s income in subsequent years. However, if the GMA Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$53,376	$ (6,614)	$46,762

15.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2011	27

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar
BRL	Brazilian Real	INR	Indian Rupee	PLN	Polish Zloty
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CHF	Swiss Franc	KRW	South Korean Won	TRY	Turkish New Lira
CNY	Chinese Renminbi	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand
HUF	Hungarian Forint

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	NYMEX	New York Mercantile Exchange	OTC	Over-the-Counter
CBOT	Chicago Board of Trade

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	MOTT3007	Dow Jones-UBS MW1 Commodity IndexSM Total Return
CMBX	Commercial Mortgage-Backed Index	ENHGD84T	Dow Jones-AIG E84 Total Return

Other Abbreviations:
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	WTI	West Texas Intermediate
LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts

28	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS33_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO High Yield Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	88.7%
Short-Term Instruments	5.2%
Bank Loan Obligations	2.5%
Mortgage-Backed Securities	2.3%
Preferred Securities	0.7%
Other	0.6%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/30/1998)
PIMCO High Yield Portfolio Administrative Class	3.99%	13.78%	7.28%	7.45%	5.89%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index±	4.81%	14.56%	8.28%	8.07%	6.28%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.75% for Administrative Class shares.

± BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,039.86	$1,021.08
Expenses Paid During Period†	$3.79	$3.76
Net Annualized Expense Ratio	0.75%	0.75%

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An underweight to building materials benefited performance as the building materials sector underperformed the broader high yield bond market during the reporting period.

»	Security selection within the automotive sector detracted from returns as both auto parts credits and captive finance companies significantly underperformed automotive manufacturers.

»	An underweight to the energy sector detracted from performance as this sector outperformed the broader high yield bond market during the reporting period.

»	An overweight to financials, particularly among life insurance credits where returns were strong, added to performance.

»	Security selection with an emphasis on single-B rated healthcare issues detracted from performance as these issues underperformed both double-B and triple-C rated issues.

»	Exposure to high grade bonds, primarily by way of triple-B holdings, which underperformed single-B and double-B issues, detracted from relative returns.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO High Yield Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Administrative Class
Net asset value beginning of year or period	$7.75		$7.28	$5.66	$8.05	$8.34	$8.19
Net investment income (a)	0.26		0.54	0.55	0.54	0.56	0.56
Net realized/unrealized gain (loss) on investments	0.05		0.48	1.62	(2.35)	(0.28)	0.16
Total income (loss) from investment operations	0.31		1.02	2.17	(1.81)	0.28	0.72
Dividends from net investment income	(0.27)		(0.55)	(0.55)	(0.53)	(0.57)	(0.57)
Distributions from net realized capital gains	0.00		0.00	0.00	(0.02)	0.00	0.00
Tax basis return of capital	0.00		0.00	0.00	(0.03)	0.00	0.00
Total distributions	(0.27)		(0.55)	(0.55)	(0.58)	(0.57)	(0.57)
Net asset value end of year or period	$7.79		$7.75	$7.28	$5.66	$8.05	$8.34
Total return	3.99%		14.46%	40.26%	(23.51)%	3.50%	9.08%
Net assets end of year or period (000s)	$663,607		$664,342	$531,066	$318,753	$452,291	$516,823
Ratio of expenses to average net assets	0.75	%*	0.75%	0.76%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets excluding interest expense	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	6.67	%*	7.14%	8.56%	7.53%	6.83%	6.90%
Portfolio turnover rate	37	%**	64%**	181%	313%	131%	81%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$645,854
Investments in Affiliates, at value	31,837
Repurchase agreements, at value	3,369
Cash	109
Foreign currency, at value	87
Receivable for investments sold	7,156
Receivable for Portfolio shares sold	4,085
Interest and dividends receivable	11,870
Dividends receivable from Affiliates	6
Swap premiums paid	835
Unrealized appreciation on foreign currency contracts	292
Unrealized appreciation on swap agreements	3,475
708,975

Liabilities:
Payable for reverse repurchase agreements	$11,523
Payable for investments purchased	7,798
Payable for investments in Affiliates purchased	6
Payable for Portfolio shares redeemed	99
Deposits from counterparty	2,270
Accrued related party fees	422
Swap premiums received	1,483
Unrealized depreciation on foreign currency contracts	263
Unrealized depreciation on swap agreements	970
24,834

Net Assets	$684,141

Net Assets Consist of:
Paid in capital	$674,415
(Overdistributed) net investment income	(1,241)
Accumulated undistributed net realized (loss)	(24,724)
Net unrealized appreciation	35,691
$684,141

Net Assets:
Institutional Class	$4,989
Administrative Class	663,607
Advisor Class	15,545

Shares Issued and Outstanding:
Institutional Class	640
Administrative Class	85,143
Advisor Class	1,995

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$7.79
Administrative Class	7.79
Advisor Class	7.79

Cost of Investments	$612,733
Cost of Investments in Affiliates	$31,837
Cost of Repurchase Agreements	$3,369
Cost of Foreign Currency Held	$84

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$26,794
Dividends	220
Dividends from Affiliate investments	73
Total Income	27,087

Expenses:
Investment advisory fees	904
Supervisory and administrative fees	1,267
Servicing fees – Administrative Class	519
Distribution and/or servicing fees – Advisor Class	30
Trustees' fees	6
Interest expense	3
Total Expenses	2,729

Net Investment Income	24,358

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	10,698
Net realized gain on Affiliate investments	19
Net realized gain on futures contracts, written options and swaps	1,738
Net realized (loss) on foreign currency transactions	(1,659)
Net change in unrealized (depreciation) on investments	(4,520)
Net change in unrealized appreciation on Affiliate investments	2
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(305)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,223)
Net Gain	4,750

Net Increase in Net Assets Resulting from Operations	$29,108

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$24,358	$42,130
Net realized gain	10,777	27,514
Net realized gain on Affiliate investments	19	28
Net change in unrealized appreciation (depreciation)	(6,048)	9,863
Net change in unrealized appreciation (depreciation) on Affiliate investments	2	(2)
Net increase resulting from operations	29,108	79,533

Distributions to Shareholders:
From net investment income
Institutional Class	(165)	(252)
Administrative Class	(24,138)	(41,654)
Advisor Class	(803)	(956)

Total Distributions	(25,106)	(42,862)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions	(10,151)	111,505

Total Increase (Decrease) in Net Assets	(6,149)	148,176

Net Assets:
Beginning of period	690,290	542,114
End of period*	$684,141	$690,290

*Including (overdistributed) net investment income of:	$(1,241)	$(493)

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO High Yield Portfolio

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 2.4%

Arch Coal, Inc.
7.250% due 06/07/2012		$2,750	$2,764

Capsugel
5.000% due 05/01/2012	EUR	750	1,074

Community Health Systems, Inc.
2.504% due 07/25/2014		$673	651
3.691% due 01/25/2017		321	314

First Data Corp.
2.936% due 09/24/2014		1,816	1,685

Ineos Group Holdings PLC
7.001% due 10/07/2012		52	54

Newsday LLC
10.500% due 08/01/2013		500	529

Quintiles Transnational Corp.
5.000% due 06/08/2018		2,000	1,991

Texas Competitive Electric Holdings Co. LLC
4.690% due 10/10/2017		3,692	2,887
4.768% due 10/10/2017		3,917	3,063

Vodafone Group PLC
6.875% due 08/11/2015		1,500	1,553
6.875% due 08/17/2015		53	55

Total Bank Loan Obligations (Cost $16,425)			16,620

CORPORATE BONDS & NOTES 88.3%

BANKING & FINANCE 14.2%

Ally Financial, Inc.
4.500% due 02/11/2014		1,000	1,002
6.250% due 12/01/2017		1,500	1,495
6.750% due 12/01/2014		100	105
7.500% due 09/15/2020		1,500	1,575
8.000% due 03/15/2020		1,500	1,598
8.000% due 11/01/2031		2,525	2,704
8.300% due 02/12/2015		1,250	1,400

American International Group, Inc.
8.175% due 05/15/2068		1,000	1,096
8.625% due 05/22/2068	GBP	1,000	1,661

BAC Capital Trust VI
5.625% due 03/08/2035		$500	432

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	500	626

BAC Capital Trust XI
6.625% due 05/23/2036		$3,200	3,113

Barclays Bank PLC
7.434% due 09/29/2049 (e)		1,750	1,798
14.000% due 11/29/2049	GBP	1,500	3,039

Capital One Capital V
10.250% due 08/15/2039		$3,600	3,838

Cequel Communications Holdings I LLC
8.625% due 11/15/2017		1,500	1,568

CIT Group, Inc.
7.000% due 05/01/2014		1,115	1,130
7.000% due 05/01/2015		4,000	4,015
7.000% due 05/01/2016		4,000	3,990
7.000% due 05/01/2017		2,376	2,373

Citigroup Capital XXI
8.300% due 12/21/2077		725	743

Countrywide Capital III
8.050% due 06/15/2027		1,800	1,872

Credit Agricole S.A.
8.375% due 10/29/2049 (e)		2,000	2,100

E*Trade Financial Corp.
6.750% due 06/01/2016		300	296

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Motor Credit Co. LLC
5.625% due 09/15/2015		$2,000	$2,075
6.625% due 08/15/2017		2,250	2,394
8.000% due 06/01/2014		2,000	2,195
8.000% due 12/15/2016		3,625	4,083
8.125% due 01/15/2020		1,500	1,742
12.000% due 05/15/2015		250	310

HBOS PLC
6.750% due 05/21/2018		1,000	963

HSBC Finance Capital Trust IX
5.911% due 11/30/2035		300	285

ILFC E-Capital Trust II
6.250% due 12/21/2065		250	214

Ineos Finance PLC
9.000% due 05/15/2015		1,000	1,055
9.250% due 05/15/2015	EUR	475	720

International Lease Finance Corp.
5.875% due 05/01/2013		$300	309
6.250% due 05/15/2019		750	734
6.625% due 11/15/2013		3,000	3,120
6.750% due 09/01/2016		1,000	1,070
7.125% due 09/01/2018		1,750	1,881
8.625% due 09/15/2015		250	272
8.750% due 03/15/2017		1,075	1,178

Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	500	729

LBG Capital No.1 PLC
6.439% due 05/23/2020		500	631
7.625% due 10/14/2020		200	267
7.867% due 12/17/2019	GBP	500	744
7.875% due 11/01/2020		$2,500	2,362
8.000% due 12/29/2049		500	452
11.040% due 03/19/2020	GBP	250	432

LBG Capital No.2 PLC
9.125% due 07/15/2020		500	803

Lehman Brothers Holdings, Inc.
3.018% due 01/12/2012 (a)		$5,000	1,312
6.750% due 12/28/2017 (a)		1,250	2
7.500% due 05/11/2038 (a)		1,025	2

Marina District Finance Co., Inc.
9.500% due 10/15/2015		250	261
9.875% due 08/15/2018		500	521

MCE Finance Ltd.
10.250% due 05/15/2018		1,000	1,119

QBE Capital Funding III Ltd.
7.250% due 05/24/2041		750	753

RBS Capital Trust A
6.467% due 12/29/2049 (a)	EUR	350	406

Regions Bank
7.500% due 05/15/2018		$1,500	1,570

Regions Financial Corp.
7.375% due 12/10/2037		2,750	2,623

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049 (a)		250	226
7.640% due 03/29/2049 (a)		2,200	1,722

SLM Corp.
0.574% due 01/27/2014		1,025	973
4.802% due 01/31/2014		400	397
5.000% due 06/15/2018		450	426
5.050% due 11/14/2014		100	100
8.450% due 06/15/2018		1,625	1,785

Societe Generale S.A.
5.922% due 04/29/2049		350	303

Springleaf Finance Corp.
4.875% due 07/15/2012		1,000	998
6.900% due 12/15/2017		500	461

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towergate Finance PLC
8.500% due 02/15/2018	GBP	200	$319
10.500% due 02/15/2019		200	321

UBS AG
7.152% due 12/29/2049		600	892

UBS Preferred Funding Trust V
6.243% due 05/29/2049		$660	653

Wind Acquisition Finance S.A.
11.750% due 07/15/2017		3,650	4,152

			96,886

INDUSTRIALS 64.7%

Actuant Corp.
6.875% due 06/15/2017		300	308

Advanced Micro Devices, Inc.
7.750% due 08/01/2020		1,500	1,553

Affinion Group, Inc.
7.875% due 12/15/2018		1,500	1,410

Aguila 3 S.A.
7.875% due 01/31/2018		1,250	1,264

Alere, Inc.
8.625% due 10/01/2018		1,500	1,538

Aleris International, Inc.
7.625% due 02/15/2018		2,500	2,506

Alliant Techsystems, Inc.
6.875% due 09/15/2020		1,000	1,045

Allison Transmission, Inc.
7.125% due 05/15/2019		1,000	978
11.000% due 11/01/2015		1,250	1,338

AMC Networks, Inc.
7.750% due 07/15/2021		600	629

American Airlines Pass-Through Trust
7.858% due 04/01/2013		100	101

American Renal Holdings Co., Inc.
8.375% due 05/15/2018		425	435

American Stores Co.
7.100% due 03/20/2028		50	40
8.000% due 06/01/2026		1,375	1,258

AmeriGas Partners LP
7.125% due 05/20/2016		1,805	1,868

Ameristar Casinos, Inc.
7.500% due 04/15/2021		1,500	1,554

AMGH Merger Sub, Inc.
9.250% due 11/01/2018		1,250	1,325

Anadarko Petroleum Corp.
6.200% due 03/15/2040		500	508
6.450% due 09/15/2036		1,500	1,570

ARAMARK Corp.
3.773% due 02/01/2015		1,225	1,197
8.500% due 02/01/2015		1,500	1,566

Arch Coal, Inc.
7.000% due 06/15/2019		1,000	1,003
7.250% due 10/01/2020		500	511
7.250% due 06/15/2021		1,000	1,006

ARD Finance S.A.
11.125% due 06/01/2018 (b)		500	507

Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	1,000	1,463
9.250% due 10/15/2020		225	334

Armored Autogroup, Inc.
9.250% due 11/01/2018		$500	498

Associated Materials LLC
9.125% due 11/01/2017		2,000	2,000

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Audatex North America, Inc.
6.750% due 06/15/2018		$1,000	$1,010

Avaya, Inc.
7.000% due 04/01/2019		2,000	1,945

Basic Energy Services, Inc.
7.750% due 02/15/2019		500	504

Bausch & Lomb, Inc.
9.875% due 11/01/2015		1,000	1,065

BE Aerospace, Inc.
6.875% due 10/01/2020		1,000	1,053

Berry Petroleum Co.
6.750% due 11/01/2020		875	882
10.250% due 06/01/2014		1,025	1,176

Berry Plastics Corp.
5.028% due 02/15/2015		1,625	1,613
9.500% due 05/15/2018		1,500	1,496
9.750% due 01/15/2021		1,000	973

Beverage Packaging Holdings Luxembourg II S.A.
8.000% due 12/15/2016	EUR	2,000	2,748

BI-LO LLC
9.250% due 02/15/2019		$1,000	1,018

Biomet, Inc.
10.000% due 10/15/2017		500	548
10.375% due 10/15/2017 (b)		1,865	2,065
11.625% due 10/15/2017		3,250	3,616

Brickman Group Holdings, Inc.
9.125% due 11/01/2018		1,000	1,013

Brocade Communications Systems, Inc.
6.875% due 01/15/2020		1,000	1,083

Buccaneer Merger Sub, Inc.
9.125% due 01/15/2019		1,000	1,045

Building Materials Corp. of America
6.750% due 05/01/2021		2,000	2,015
6.875% due 08/15/2018		250	256
7.000% due 02/15/2020		900	947
7.500% due 03/15/2020		500	529

Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		1,000	1,010

Cablevision Systems Corp.
7.750% due 04/15/2018		325	348
8.000% due 04/15/2020		200	216

Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		2,500	2,269
11.250% due 06/01/2017		1,750	1,940

Calcipar S.A.
6.875% due 05/01/2018		500	504

Calumet Specialty Products Partners LP
9.375% due 05/01/2019		500	518

Capella Healthcare, Inc.
9.250% due 07/01/2017		1,000	1,060

Case New Holland, Inc.
7.875% due 12/01/2017		1,250	1,381

Catalent Pharma Solutions, Inc.
9.500% due 04/15/2015		1,500	1,508

CCO Holdings LLC
6.500% due 04/30/2021		1,000	991
7.875% due 04/30/2018		3,000	3,176

CDRT Merger Sub, Inc.
8.125% due 06/01/2019		1,000	1,002

Celanese U.S. Holdings LLC
6.625% due 10/15/2018		500	530

Cemex S.A.B. de C.V.
9.000% due 01/11/2018		2,500	2,556

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CF Industries, Inc.
6.875% due 05/01/2018		$1,500	$1,704
7.125% due 05/01/2020		1,000	1,166

Chart Industries, Inc.
9.125% due 10/15/2015		425	444

Chemtura Corp.
7.875% due 09/01/2018		1,000	1,053

Chesapeake Energy Corp.
7.250% due 12/15/2018		350	383
9.500% due 02/15/2015		3,500	4,078

Cie Generale de Geophysique-Veritas
6.500% due 06/01/2021		1,000	970
7.750% due 05/15/2017		500	518
9.500% due 05/15/2016		1,325	1,454

CityCenter Holdings LLC
7.625% due 01/15/2016		500	519
10.750% due 01/15/2017 (b)		1,000	1,042

Clear Channel Communications, Inc.
9.000% due 03/01/2021		1,000	963

Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		3,500	3,830

CNL Income Properties, Inc.
7.250% due 04/15/2019		1,500	1,365

Columbus McKinnon Corp.
7.875% due 02/01/2019		250	255

CommScope, Inc.
8.250% due 01/15/2019		2,000	2,070

Community Health Systems, Inc.
8.875% due 07/15/2015		3,000	3,098

Concho Resources, Inc.
6.500% due 01/15/2022		1,750	1,757
7.000% due 01/15/2021		750	778

Consol Energy, Inc.
8.000% due 04/01/2017		1,375	1,506
8.250% due 04/01/2020		750	821

Constellation Brands, Inc.
7.250% due 05/15/2017		1,500	1,639

Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	1,500	2,257
7.500% due 09/15/2017		500	758

Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		$80	80

Continental Airlines, Inc.
6.920% due 04/02/2013 (g)		191	190

Continental Resources, Inc.
7.125% due 04/01/2021		400	424
7.375% due 10/01/2020		250	267
8.250% due 10/01/2019		50	55

Corrections Corp. of America
7.750% due 06/01/2017		500	547

Cott Beverages, Inc.
8.125% due 09/01/2018		1,000	1,053

Crown Americas LLC
7.625% due 05/15/2017		2,050	2,196

Crown Castle International Corp.
7.125% due 11/01/2019		500	529

Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	175	261

CSC Holdings LLC
7.625% due 07/15/2018		$2,000	2,175
7.875% due 02/15/2018		3,000	3,293
8.625% due 02/15/2019		1,550	1,755

DaVita, Inc.
6.625% due 11/01/2020		1,250	1,278

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Del Monte Foods Co.
7.625% due 02/15/2019	$2,000	$2,030

Delta Air Lines, Inc.
9.500% due 09/15/2014	898	962

Denbury Resources, Inc.
8.250% due 02/15/2020	2,000	2,190
9.750% due 03/01/2016	50	56

Digicel Group Ltd.
10.500% due 04/15/2018	1,000	1,125

Digicel Ltd.
8.250% due 09/01/2017	3,000	3,128

DISH DBS Corp.
6.750% due 06/01/2021	1,000	1,030
7.000% due 10/01/2013	175	189
7.125% due 02/01/2016	4,055	4,298
7.750% due 05/31/2015	1,000	1,088
7.875% due 09/01/2019	2,000	2,168

Diversey, Inc.
8.250% due 11/15/2019	1,000	1,178

DJO Finance LLC
7.750% due 04/15/2018	2,500	2,500
9.750% due 10/15/2017	500	510

Dollar General Corp.
10.625% due 07/15/2015	1,000	1,056

Dynegy Holdings, Inc.
7.625% due 10/15/2026	325	221

Dynegy Roseton
7.670% due 11/08/2016	1,000	890

EH Holding Corp.
6.500% due 06/15/2019	500	511
7.625% due 06/15/2021	750	769

El Paso Corp.
7.000% due 06/15/2017	475	540
7.250% due 06/01/2018	500	564
7.750% due 01/15/2032	500	584
7.800% due 08/01/2031	1,150	1,348
8.050% due 10/15/2030	780	928

Eldorado Resorts LLC
8.625% due 06/15/2019	1,000	935

Energy Transfer Equity LP
7.500% due 10/15/2020	1,400	1,491

Enterprise Products Operating LLC
8.375% due 08/01/2066	4,000	4,334

Entravision Communications Corp.
8.750% due 08/01/2017	1,750	1,820

Exide Technologies
8.625% due 02/01/2018	1,000	1,045

Fibria Overseas Finance Ltd.
6.750% due 03/03/2021	500	526
7.500% due 05/04/2020	2,393	2,617

Fidelity National Information Services, Inc.
7.625% due 07/15/2017	750	800

First Data Corp.
8.250% due 01/15/2021	2,500	2,463
9.875% due 09/24/2015	51	53
12.625% due 01/15/2021	750	806

Florida East Coast Railway Corp.
8.125% due 02/01/2017	600	623

FMG Resources Pty. Ltd.
7.000% due 11/01/2015	525	538

Ford Motor Co.
9.215% due 09/15/2021	200	226

Forest Oil Corp.
7.250% due 06/15/2019	1,250	1,281
8.500% due 02/15/2014	1,000	1,090

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		$775	$881

Georgia-Pacific LLC
7.250% due 06/01/2028		150	167
7.375% due 12/01/2025		4,520	5,114
8.000% due 01/15/2024		2,000	2,378
8.875% due 05/15/2031		200	253

Giant Funding Corp.
8.250% due 02/01/2018		1,000	1,048

Goodyear Tire & Rubber Co.
8.250% due 08/15/2020		1,250	1,356
10.500% due 05/15/2016		618	698

Graham Packaging Co. LP
8.250% due 10/01/2018		750	838

Graphic Packaging International, Inc.
7.875% due 10/01/2018		1,000	1,065

Great Lakes Dredge & Dock Corp.
7.375% due 02/01/2019		500	495

HCA Holdings, Inc.
7.750% due 05/15/2021		1,000	1,043

HCA, Inc.
7.190% due 11/15/2015		180	182
7.250% due 09/15/2020		2,975	3,209
8.500% due 04/15/2019		800	888
9.625% due 11/15/2016 (b)		5,450	5,811
9.875% due 02/15/2017		829	926

Headwaters, Inc.
7.625% due 04/01/2019		1,250	1,144

HeidelbergCement Finance BV
8.500% due 10/31/2019	EUR	1,000	1,624

Hertz Corp.
6.750% due 04/15/2019		$2,000	1,990
7.375% due 01/15/2021		1,500	1,534

Hexion U.S. Finance Corp.
8.875% due 02/01/2018		2,500	2,612
9.000% due 11/15/2020		2,000	2,060

Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018		750	772

Huntsman International LLC
8.625% due 03/15/2021		1,500	1,639

IASIS Healthcare LLC
8.375% due 05/15/2019		1,500	1,485

Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	3,000	4,253
8.500% due 02/15/2016		$500	496

Insight Communications Co., Inc.
9.375% due 07/15/2018		2,750	3,032

Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		1,250	1,244
7.250% due 10/15/2020		1,750	1,746
7.500% due 04/01/2021		1,500	1,494
8.500% due 11/01/2019		750	797

Intelsat Luxembourg S.A.
11.250% due 02/04/2017		1,000	1,076
11.500% due 02/04/2017 (b)		3,096	3,335

Interactive Data Corp.
10.250% due 08/01/2018		1,500	1,639

Intergen NV
9.000% due 06/30/2017		2,895	3,076

Interline Brands, Inc.
7.000% due 11/15/2018		275	280

inVentiv Health, Inc.
10.000% due 08/15/2018		500	491

Jaguar Land Rover PLC
7.750% due 05/15/2018		400	404

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.125% due 05/15/2021		$450	$456

Jarden Corp.
7.500% due 05/01/2017		1,000	1,044

JMC Steel Group
8.250% due 03/15/2018		500	510

Kabel BW Erste Beteiligungs GmbH
5.721% due 03/15/2018	EUR	250	366
7.500% due 03/15/2019		$500	512
7.500% due 03/15/2019	EUR	750	1,124

Kinove German Bondco GmbH
9.625% due 06/15/2018		$1,250	1,309

Laredo Petroleum, Inc.
9.500% due 02/15/2019		750	793

Las Vegas Sands Corp.
6.375% due 02/15/2015		1,000	1,016

Live Nation Entertainment, Inc.
8.125% due 05/15/2018		1,025	1,040

Lyondell Chemical Co.
8.000% due 11/01/2017		1,618	1,804
11.000% due 05/01/2018		3,000	3,375

Manitowoc Co., Inc.
8.500% due 11/01/2020		1,750	1,877

MarkWest Energy Partners LP
6.750% due 11/01/2020		450	461

McClatchy Co.
11.500% due 02/15/2017		750	801

Meritor, Inc.
8.125% due 09/15/2015		1,500	1,571
10.625% due 03/15/2018		500	564

MGM Resorts International
6.625% due 07/15/2015		1,750	1,649
6.875% due 04/01/2016		450	424
7.500% due 06/01/2016		1,500	1,432
7.625% due 01/15/2017		1,000	968
9.000% due 03/15/2020		1,000	1,100
10.375% due 05/15/2014		250	285
11.125% due 11/15/2017		1,000	1,148
13.000% due 11/15/2013		350	417

Michael Foods, Inc.
9.750% due 07/15/2018		2,000	2,150

Michaels Stores, Inc.
7.750% due 11/01/2018		1,500	1,511

Momentive Performance Materials, Inc.
9.000% due 01/15/2021		500	512

Mueller Water Products, Inc.
8.750% due 09/01/2020		550	598

Multiplan, Inc.
9.875% due 09/01/2018		1,500	1,601

Musketeer GmbH
9.500% due 03/15/2021	EUR	500	776

Mylan, Inc.
7.625% due 07/15/2017		$700	766
7.875% due 07/15/2020		2,500	2,756

Nalco Co.
6.625% due 01/15/2019		1,000	1,030

Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	300	440

NBTY, Inc.
9.000% due 10/01/2018		$1,500	1,590

New Albertson's, Inc.
7.450% due 08/01/2029		1,250	1,041

Newfield Exploration Co.
6.625% due 09/01/2014		100	102
6.875% due 02/01/2020		1,050	1,121
7.125% due 05/15/2018		1,075	1,145

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NFR Energy LLC
9.750% due 02/15/2017		$1,500	$1,462

Nielsen Finance LLC
7.750% due 10/15/2018		2,500	2,638
11.500% due 05/01/2016		650	764

Novelis, Inc.
8.375% due 12/15/2017		2,500	2,681
8.750% due 12/15/2020		3,000	3,255

NPC International, Inc.
9.500% due 05/01/2014		1,275	1,300

NXP BV
9.750% due 08/01/2018		1,050	1,181

OGX Petroleo e Gas Participacoes S.A.
8.500% due 06/01/2018		2,000	2,067

OPTI Canada, Inc.
8.250% due 12/15/2014		1,280	538

Oshkosh Corp.
8.250% due 03/01/2017		175	189
8.500% due 03/01/2020		175	190

OXEA Finance & Cy S.C.A
9.500% due 07/15/2017		950	996
9.625% due 07/15/2017	EUR	712	1,098

Packaging Dynamics Corp.
8.750% due 02/01/2016		$500	510

Peabody Energy Corp.
6.500% due 09/15/2020		500	540

Petco Animal Supplies, Inc.
9.250% due 12/01/2018		1,500	1,601

Petrohawk Energy Corp.
7.250% due 08/15/2018		3,500	3,609

PHH Corp.
9.250% due 03/01/2016		500	549

Phillips-Van Heusen Corp.
7.375% due 05/15/2020		1,750	1,881

Pilgrim's Pride Corp.
7.875% due 12/15/2018		1,500	1,395

Pinnacle Entertainment, Inc.
8.625% due 08/01/2017		750	809

Pinnacle Foods Finance LLC
8.250% due 09/01/2017		2,750	2,867
9.250% due 04/01/2015		1,550	1,616

Pittsburgh Glass Works LLC
8.500% due 04/15/2016		500	516

Plains Exploration & Production Co.
7.000% due 03/15/2017		1,000	1,035
7.625% due 04/01/2020		1,500	1,582

Polymer Group, Inc.
7.750% due 02/01/2019		750	756

Polypore International, Inc.
7.500% due 11/15/2017		500	531

Production Resource Group, Inc.
8.875% due 05/01/2019		450	449

Quebecor Media, Inc.
7.750% due 03/15/2016		3,150	3,272

Quicksilver Resources, Inc.
9.125% due 08/15/2019		1,500	1,642

Quiksilver, Inc.
6.875% due 04/15/2015		750	733

QVC, Inc.
7.375% due 10/15/2020		1,000	1,058
7.500% due 10/01/2019		1,500	1,598

Radiation Therapy Services, Inc.
9.875% due 04/15/2017		950	954

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rain CII Carbon LLC
8.000% due 12/01/2018		$750	$802

Range Resources Corp.
5.750% due 06/01/2021		1,000	985
6.750% due 08/01/2020		750	780
7.500% due 10/01/2017		275	294

RBS Global, Inc.
8.500% due 05/01/2018		4,500	4,776

Refresco Group BV
7.375% due 05/15/2018	EUR	400	589

Regency Energy Partners LP
6.875% due 12/01/2018		$1,125	1,170

Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		350	343
7.125% due 04/15/2019		1,250	1,247
8.250% due 02/15/2021		1,500	1,410
8.500% due 10/15/2016		500	524
8.750% due 05/15/2018		2,175	2,148
9.000% due 04/15/2019		2,000	1,985

Rhodia S.A.
6.875% due 09/15/2020		1,000	1,176

Roadhouse Financing, Inc.
10.750% due 10/15/2017		1,000	1,055

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,525	1,567

Roofing Supply Group LLC
8.625% due 12/01/2017		750	753

RSC Equipment Rental, Inc.
8.250% due 02/01/2021		1,000	1,000

SandRidge Energy, Inc.
7.500% due 03/15/2021		2,000	2,028
8.000% due 06/01/2018		1,000	1,025
8.750% due 01/15/2020		500	535
9.875% due 05/15/2016		150	165

Sappi Papier Holding GmbH
6.625% due 04/15/2021		600	586

Scotts Miracle-Gro Co.
6.625% due 12/15/2020		500	514
7.250% due 01/15/2018		150	160

Sensata Technologies BV
6.500% due 05/15/2019		1,000	1,002

Simmons Foods, Inc.
10.500% due 11/01/2017		500	532

Smurfit Kappa Funding PLC
7.750% due 04/01/2015		125	127

Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	485

Snoqualmie Entertainment Authority
4.204% due 02/01/2014		1,000	905

Solutia, Inc.
7.875% due 03/15/2020		1,000	1,075

Sonat, Inc.
7.000% due 02/01/2018		500	554

Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		1,500	1,650

SPX Corp.
6.875% due 09/01/2017		750	806

Steel Dynamics, Inc.
7.625% due 03/15/2020		500	531

STHI Holding Corp.
8.000% due 03/15/2018		1,000	1,020

Styrolution GmbH
7.625% due 05/15/2016	EUR	750	1,071

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Suburban Propane Partners LP
7.375% due 03/15/2020		$275	$289

Sugarhouse HSP Gaming Prop Mezz LP
8.625% due 04/15/2016		250	259

SunGard Data Systems, Inc.
7.375% due 11/15/2018		2,000	2,010
7.625% due 11/15/2020		1,500	1,522
10.625% due 05/15/2015		525	571

Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	500	761

Sunrise Communications International S.A.
7.000% due 12/31/2017		475	706

Targa Resources Partners LP
7.875% due 10/15/2018		$1,000	1,060

Teck Resources Ltd.
10.750% due 05/15/2019 (e)		1,500	1,898

Telenet Finance Luxembourg S.C.A
6.375% due 11/15/2020	EUR	1,200	1,677

Tenet Healthcare Corp.
8.000% due 08/01/2020		$1,000	1,021
8.875% due 07/01/2019		2,000	2,218

Tenneco, Inc.
7.750% due 08/15/2018		500	526

Thermon Industries, Inc.
9.500% due 05/01/2017		360	388

Tomkins LLC
9.000% due 10/01/2018		2,500	2,706

TransDigm, Inc.
7.750% due 12/15/2018		2,500	2,638

Travelport LLC
9.000% due 03/01/2016		1,000	898

TreeHouse Foods, Inc.
7.750% due 03/01/2018		750	799

Trinidad Drilling Ltd.
7.875% due 01/15/2019		500	520

U.S. Foodservice
8.500% due 06/30/2019		1,000	975

UAL Pass-Through Trust
9.750% due 01/15/2017		923	1,054

UCI International, Inc.
8.625% due 02/15/2019		750	776

United Rentals North America, Inc.
8.375% due 09/15/2020		1,500	1,526

Universal City Development Partners Ltd.
8.875% due 11/15/2015		850	950

Universal Health Services, Inc.
7.000% due 10/01/2018		750	776

Univision Communications, Inc.
6.875% due 05/15/2019		2,000	1,990
7.875% due 11/01/2020		1,750	1,802
8.500% due 05/15/2021		2,500	2,506

UPC Holding BV
8.375% due 08/15/2020	EUR	2,000	2,958

UPCB Finance II Ltd.
6.375% due 07/01/2020		1,000	1,381

UPCB Finance III Ltd.
6.625% due 07/01/2020		$1,000	992

UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	1,900	2,821

USG Corp.
8.375% due 10/15/2018		$825	817

Valeant Pharmaceuticals International
6.750% due 10/01/2017		400	394

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 08/15/2021		$1,000	$955
6.875% due 12/01/2018		1,000	985
7.000% due 10/01/2020		2,000	1,945
7.250% due 07/15/2022		1,000	975

Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		2,800	2,905

Vertellus Specialties, Inc.
9.375% due 10/01/2015		1,000	1,038

Videotron Ltee
9.125% due 04/15/2018		500	561

VWR Funding, Inc.
10.250% due 07/15/2015 (b)		2,000	2,005

Warner Chilcott Co. LLC
7.750% due 09/15/2018		4,000	4,055

WCA Waste Corp.
7.500% due 06/15/2019		425	427

Windstream Corp.
7.000% due 03/15/2019		300	304
7.750% due 10/15/2020		1,000	1,052
7.750% due 10/01/2021		500	525
7.875% due 11/01/2017		750	800
8.125% due 09/01/2018		1,000	1,065

WMG Acquisition Corp.
9.500% due 06/15/2016		1,500	1,590

Wynn Las Vegas LLC
7.750% due 08/15/2020		1,500	1,637

Xefin Lux S.C.A.
8.000% due 06/01/2018	EUR	500	733

Ziggo Bond Co. BV
8.000% due 05/15/2018		2,000	2,987

Ziggo Finance BV
6.125% due 11/15/2017		725	1,036

			442,726

UTILITIES 9.4%

AES Corp.
7.375% due 07/01/2021		$1,750	1,778
7.750% due 10/15/2015		1,505	1,614
8.000% due 10/15/2017		500	532
8.000% due 06/01/2020		2,500	2,675
9.750% due 04/15/2016		700	798

AES Ironwood LLC
8.857% due 11/30/2025		2,168	2,212

AES Red Oak LLC
8.540% due 11/30/2019		1,085	1,123
9.200% due 11/30/2029		100	102

Calpine Corp.
7.500% due 02/15/2021		2,000	2,050
7.875% due 07/31/2020		1,750	1,838
7.875% due 01/15/2023		1,000	1,031

CMS Energy Corp.
8.750% due 06/15/2019		300	367

Covanta Holding Corp.
7.250% due 12/01/2020		500	525

Energy Future Holdings Corp.
10.000% due 01/15/2020		2,500	2,665

Expro Finance Luxembourg S.C.A
8.500% due 12/15/2016		1,500	1,455

Frontier Communications Corp.
6.625% due 03/15/2015		1,000	1,048
7.125% due 03/15/2019		1,125	1,159
7.875% due 04/15/2015		550	600
8.250% due 04/15/2017		275	300
8.500% due 04/15/2020		500	548
9.000% due 08/15/2031		1,025	1,056

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GenOn Energy, Inc.
7.875% due 06/15/2017	$375	$379

GenOn REMA LLC
9.237% due 07/02/2017	272	291
9.681% due 07/02/2026	300	321

Inergy LP
6.875% due 08/01/2021	400	400
7.000% due 10/01/2018	550	558

Masonite International Corp.
8.250% due 04/15/2021	1,750	1,748

MetroPCS Wireless, Inc.
6.625% due 11/15/2020	1,500	1,489

Midwest Generation LLC
8.560% due 01/02/2016	2,634	2,700

Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,297

NRG Energy, Inc.
7.375% due 01/15/2017	1,500	1,575
7.625% due 01/15/2018	1,500	1,506
7.875% due 05/15/2021	500	500
8.250% due 09/01/2020	2,250	2,306

NSG Holdings LLC
7.750% due 12/15/2025	1,581	1,557

Sithe Independence Funding Corp.
9.000% due 12/30/2013	235	240

Sprint Capital Corp.
6.900% due 05/01/2019 (e)	6,500	6,728
8.750% due 03/15/2032	1,750	1,903

Sprint Nextel Corp.
6.000% due 12/01/2016	3,000	3,011
8.375% due 08/15/2017	1,000	1,104

Telesat LLC
11.000% due 11/01/2015	2,140	2,351
12.500% due 11/01/2017	400	482

Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,775	1,864

Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018	450	482

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021	1,250	1,294

VimpelCom Holdings BV
7.504% due 03/01/2022	750	754

Virgin Media Finance PLC
9.500% due 08/15/2016	2,000	2,270

		64,586

Total Corporate Bonds & Notes (Cost $572,549)		604,198

MUNICIPAL BONDS & NOTES 0.0%

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	400	21

Total Municipal Bonds & Notes (Cost $40)		21

MORTGAGE-BACKED SECURITIES 2.3%

American Home Mortgage Assets
0.376% due 05/25/2046	127	72
0.396% due 10/25/2046	114	62
1.198% due 11/25/2046	582	271
6.250% due 06/25/2037	314	165

Bear Stearns Alt-A Trust
2.724% due 01/25/2035	13	10
5.142% due 11/25/2036	1,287	806

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
2.736% due 03/25/2034	$16	$16
4.986% due 07/25/2046	46	31

Countrywide Alternative Loan Trust
0.366% due 05/25/2047	257	141
0.381% due 12/20/2046	332	177
0.396% due 03/20/2046	144	83
0.396% due 07/20/2046	116	49
0.416% due 05/20/2046	215	95
1.278% due 12/25/2035	221	137
5.473% due 10/25/2035	97	63
5.621% due 02/25/2037	116	81

Countrywide Home Loan Mortgage Pass-Through Trust
0.506% due 03/25/2035	109	66
5.471% due 05/20/2036	756	512

Downey Savings & Loan Association Mortgage Loan Trust
0.436% due 03/19/2045	35	24

First Horizon Alternative Mortgage Securities
2.367% due 09/25/2035	128	91

GSR Mortgage Loan Trust
2.754% due 05/25/2035	2,687	1,836
2.867% due 04/25/2035	16	13
5.750% due 03/25/2036	491	470

Harborview Mortgage Loan Trust
0.366% due 07/19/2046	121	71
0.386% due 09/19/2046	45	28
0.426% due 03/19/2036	1,008	599
1.128% due 12/19/2036	51	28
5.750% due 08/19/2036	93	56

Indymac IMSC Mortgage Loan Trust
6.000% due 07/25/2037	1,162	917

Indymac INDA Mortgage Loan Trust
5.410% due 03/25/2037	2,355	1,674

Indymac Index Mortgage Loan Trust
5.165% due 05/25/2036	4,091	3,246

Luminent Mortgage Trust
0.356% due 12/25/2036	63	39
0.366% due 12/25/2036	44	25

MASTR Adjustable Rate Mortgages Trust
0.396% due 04/25/2046	35	20

Residential Accredit Loans, Inc.
0.346% due 01/25/2037	2,155	1,277
3.045% due 03/25/2035	53	37
3.102% due 02/25/2035	70	53
5.500% due 02/25/2036 (a)	723	406

Residential Asset Securitization Trust
0.586% due 01/25/2046 (a)	490	219

Structured Asset Mortgage Investments, Inc.
0.406% due 09/25/2047	1,000	395
0.496% due 09/25/2045	116	72

Suntrust Alternative Loan Trust
0.536% due 04/25/2036	167	63

WaMu Mortgage Pass-Through Certificates
0.978% due 02/25/2047	119	76
0.978% due 03/25/2047	124	78
1.038% due 04/25/2047	63	44
1.098% due 12/25/2046	58	36
5.302% due 12/25/2036	738	545
5.640% due 02/25/2037	55	40
5.686% due 10/25/2036	417	343
5.835% due 09/25/2036	45	34

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.248% due 05/25/2046	50	27

Total Mortgage-Backed Securities (Cost $14,132)		15,719

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.1%

Argent Securities, Inc.
1.236% due 12/25/2033	$286	$230

Credit-Based Asset Servicing & Securitization LLC
0.256% due 01/25/2037	109	31

GSAMP Trust
0.336% due 08/25/2036	100	49

Mid-State Trust
7.791% due 03/15/2038	26	25

Morgan Stanley ABS Capital I
0.326% due 05/25/2037	100	35

Structured Asset Securities Corp.
0.336% due 05/25/2037	109	103
0.486% due 06/25/2035	342	226

Total Asset-Backed Securities (Cost $703)		699

	SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%

Dex One Corp. (c)	67,167	170

Total Common Stocks (Cost $2,082)		170

CONVERTIBLE PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%

Wells Fargo & Co.
7.500% due 12/31/2049	3,200	3,392

Total Convertible Preferred Securities (Cost $1,980)		3,392

PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.5%

ABN AMRO North America Capital Funding Trust I
1.301% due 12/31/2049	800	551

Ally Financial, Inc.
7.000% due 12/31/2049	1,750	1,645

GMAC Capital Trust I
8.125% due 02/15/2040	50,000	1,284

		3,480

INDUSTRIALS 0.2%

Las Vegas Sands Corp.
10.000% due 12/31/2049	13,800	1,555

Total Preferred Securities (Cost $4,822)		5,035

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.2%

REPURCHASE AGREEMENTS 0.5%

Morgan Stanley & Co., Inc.
0.010% due 07/01/2011	$2,000	2,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 02/28/2013 valued at $2,047. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2011	1,369	1,369
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,400. Repurchase proceeds are $1,369.)

		3,369

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 4.7%
3,177,676	$31,837

Total Short-Term Instruments (Cost $35,206)	35,206

Total Investments 99.5% (Cost $647,939)	$681,060

Other Assets and Liabilities (Net) 0.5%	3,081

Net Assets 100.0%	$684,141

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Non-income producing security.
(d)	Affiliated to the Portfolio.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $2,874 at a weighted average interest rate of 0.380%. On June 30, 2011, securities valued at $12,524 were pledged as collateral for reverse repurchase agreements.
(f)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
AES Corp.	CSFB	5.000%	03/20/2014	2.123%	$1,000	$77	$(95)	$172
Ally Financial, Inc.	DUB	5.000%	03/20/2012	1.459%	200	5	(31)	36
Ally Financial, Inc.	MSC	6.560%	12/20/2012	2.146%	1,500	99	0	99
Community Health Systems, Inc.	CITI	5.000%	09/20/2014	4.355%	200	4	(18)	22
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	3.902%	1,150	34	(105)	139
El Paso Corp.	CSFB	5.000%	12/20/2014	0.980%	2,500	346	(75)	421
El Paso Corp.	GSC	5.000%	09/20/2014	0.906%	3,000	394	(285)	679
GenOn Energy, Inc.	CITI	5.000%	09/20/2014	4.866%	1,100	6	(121)	127
GenOn Energy, Inc.	GSC	5.000%	09/20/2014	4.866%	300	1	(56)	57
GenOn Energy, Inc.	MSC	5.000%	12/20/2014	5.167%	300	(1)	(30)	29
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	0.791%	550	70	(55)	125
HCA, Inc.	BOA	5.000%	03/20/2014	1.801%	1,000	83	(150)	233
NRG Energy, Inc.	GSC	4.200%	09/20/2013	1.930%	100	5	0	5
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	0.526%	600	26	0	26
SLM Corp.	BCLY	5.000%	12/20/2013	1.864%	650	50	(72)	122
SLM Corp.	BOA	5.000%	09/20/2014	2.267%	800	69	(112)	181
SLM Corp.	DUB	5.000%	06/20/2012	0.851%	500	21	(65)	86
SLM Corp.	DUB	5.000%	09/20/2014	2.267%	300	26	(34)	60

						$1,315	$(1,304)	$2,619

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015	$5,000	$169	$(12)	$181
CDX.HY-15 5-Year Index	CSFB	5.000%	12/20/2015	600	21	17	4
CDX.HY-15 5-Year Index	GSC	5.000%	12/20/2015	1,000	33	28	5
CDX.HY-15 5-Year Index	MSC	5.000%	12/20/2015	24,300	818	699	119
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016	8,500	150	5	145
CDX.HY-16 5-Year Index	DUB	5.000%	06/20/2016	500	8	1	7
CDX.HY-16 5-Year Index	MSC	5.000%	06/20/2016	2,250	39	11	28
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	1,061	12	0	12

					$1,250	$749	$501

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	34,100	$(834)	$(76)	$(758)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		3,400	(79)	(24)	(55)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		20,700	(182)	(25)	(157)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,800	120	12	108
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		2,200	147	8	139
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,800	120	12	108

							$(708)	$(93)	$(615)

(g)	Restricted securities as of June 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$185	$190	0.03%

(h)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	1,539	08/2011	BCLY	$0	$(17)	$(17)
Buy		1,539	08/2011	UBS	28	0	28
Buy		1,539	09/2011	BCLY	17	0	17
Buy	CNY	680	11/2011	BCLY	0	0	0
Buy		4,093	11/2011	CITI	5	0	5
Buy		2,541	11/2011	JPM	0	(1)	(1)
Buy		5,573	02/2012	DUB	8	0	8
Sell	EUR	449	07/2011	BCLY	0	(10)	(10)
Buy		853	07/2011	BNP	0	(2)	(2)
Buy		168	07/2011	CITI	3	0	3
Sell		753	07/2011	CITI	0	(22)	(22)
Sell		10,591	07/2011	CSFB	0	(82)	(82)
Sell		1,333	07/2011	HSBC	43	0	43
Sell		8,555	07/2011	JPM	0	(58)	(58)
Sell		205	07/2011	RBC	0	(3)	(3)
Buy		1,148	07/2011	RBS	15	0	15
Sell		7,000	07/2011	RBS	0	(62)	(62)
Sell	GBP	1,698	09/2011	BCLY	53	0	53
Buy		253	09/2011	CITI	0	(6)	(6)
Sell		1,697	09/2011	CITI	56	0	56
Sell		1,672	09/2011	UBS	64	0	64

					$292	$(263)	$29

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$15,546	$1,074	$16,620
Corporate Bonds & Notes
Banking & Finance	0	96,886	0	96,886
Industrials	0	440,411	2,315	442,726
Utilities	0	61,274	3,312	64,586
Municipal Bonds & Notes
Puerto Rico	0	21	0	21
Mortgage-Backed Securities	0	15,719	0	15,719
Asset-Backed Securities	0	699	0	699
Common Stocks
Consumer Discretionary	170	0	0	170

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Convertible Preferred Securities
Banking & Finance	$3,392	$0	$0	$3,392
Preferred Securities
Banking & Finance	0	3,480	0	3,480
Industrials	0	1,555	0	1,555
Short-Term Instruments
Repurchase Agreements	0	3,369	0	3,369
PIMCO Short-Term Floating NAV Portfolio	31,837	0	0	31,837
	$35,399	$638,960	$6,701	$681,060

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$3,120	$0	$3,120
Foreign Exchange Contracts	0	292	0	292
Interest Rate Contracts	0	355	0	355
	$0	$3,767	$0	$3,767

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	$0	$(263)	$0	$(263)
Interest Rate Contracts	0	(970)	0	(970)
	$0	$(1,233)	$0	$(1,233)

Totals	$35,399	$641,494	$6,701	$683,594

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (8)
Investments, at value
Warrants
Energy	$58	$0	$(61)	$0	$27	$(24)	$0	$0	$0	$0
Utilities	50	0	(79)	0	(1,623)	1,652	0	0	0	0
Bank Loan Obligations	0	1,076	0	0	0	(2)	0	0	1,074	(2)
Corporate Bonds & Notes
Industrials	2,772	0	(392)	8	(48)	(25)	0	0	2,315	(66)
Utilities	3,541	0	(264)	(3)	(4)	42	0	0	3,312	40

	$6,421	$1,076	$(796)	$5	$(1,648)	$1,643	$0	$0	$6,701	$(28)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair	Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$292	$0	$292
Unrealized appreciation on swap agreements	0	3,120	0	0	355	3,475

	$0	$3,120	$0	$292	$355	$3,767

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$263	$0	$263
Unrealized depreciation on swap agreements	0	0	0	0	970	970

	$0	$0	$0	$263	$970	$1,233

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$1,738	$0	$0	$0	$1,738
Net realized (loss) on foreign currency transactions	0	0	0	(1,733)	0	(1,733)

	$0	$1,738	$0	$(1,733)	$0	$5

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$0	$(239)	$0	$0	$(66)	$(305)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(1,209)	0	(1,209)

	$0	$(239)	$0	$(1,209)	$(66)	$(1,514)

(1)	See note 5 in the Notes to Financial Statements for additional information.

(k)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$61	$0	$61
BNP	(2)	0	(2)
BOA	222	(260)	(38)
CITI	241	(260)	(19)
CSFB	362	(500)	(138)
DUB	80	0	80
GSC	388	(550)	(162)
HSBC	163	0	163
JPM	88	(400)	(312)
MLP	120	(50)	70
MSC	121	0	121
RBC	(3)	0	(3)
RBS	(47)	0	(47)
UBS	92	0	92

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	June 30, 2011	19

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements

20	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

Semiannual Report	June 30, 2011	21

Notes to Financial Statements (Cont.)

4.  SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities.

A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statement of Assets and Liabilities.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(e) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended June 30, 2011 are disclosed in the Notes to the Schedule of Investments.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the

Administrator, PIMCO bears the costs of various third-party services, including audit,

custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation	Market Value 06/30/2011	Dividend Income
$ 30,043	$211,473	$(209,700)	$19	$2	$31,837	$73

Semiannual Report	June 30, 2011	25

Notes to Financial Statements (Cont.)

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$5,711	$11,928	$259,685	$257,774

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	138	$1,098	160	$1,210
Administrative Class	22,869	180,094	59,340	446,404
Advisor Class	2,449	19,252	6,287	47,425
Issued as reinvestment of distributions
Institutional Class	21	165	34	252
Administrative Class	3,061	24,138	5,512	41,654
Advisor Class	102	803	125	956
Cost of shares redeemed
Institutional Class	(47)	(373)	(117)	(885)
Administrative Class	(26,554)	(208,838)	(52,020)	(390,503)
Advisor Class	(3,378)	(26,490)	(4,656)	(35,008)
Net increase (decrease) resulting from Portfolio share Transactions	(1,339)	$(10,151)	14,665	$111,505

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held*
Institutional Class	1	99
Administrative Class	3	71
Advisor Class	2	97

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the

Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/ (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$41,448	$ (8,327)	$33,121

26	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2011	27

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	USD	United States Dollar
CNY	Chinese Renminbi	GBP	British Pound

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	ALT	Alternate Loan Trust	CDI	Brazil Interbank Deposit Rate

28	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS35_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO High Yield Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	88.7%
Short-Term Instruments	5.2%
Bank Loan Obligations	2.5%
Mortgage-Backed Securities	2.3%
Preferred Securities	0.7%
Other	0.6%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011

	6 Months*	1 Year	5 Years	Class Inception (07/01/2002)
PIMCO High Yield Portfolio Institutional Class	4.06%	13.94%	7.44%	8.69%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index±	4.81%	14.56%	8.28%	9.10%	**

All Portfolio returns are net of fees and expenses

* Cumulative return

** Average annual total return since 06/30/2002.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.60% for Institutional Class shares.

± BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,040.62	$1,021.82
Expenses Paid During Period†	$3.04	$3.01
Net Annualized Expense Ratio	0.60%	0.60%

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An underweight to building materials benefited performance as the building materials sector underperformed the broader high yield bond market during the reporting period.

»	Security selection within the automotive sector detracted from returns as both auto parts credits and captive finance companies significantly underperformed automotive manufacturers.

»	An underweight to the energy sector detracted from performance as this sector outperformed the broader high yield bond market during the reporting period.

»	An overweight to financials, particularly among life insurance credits where returns were strong, added to performance.

»	Security selection with an emphasis on single-B rated healthcare issues detracted from performance as these issues underperformed both double-B and triple-C rated issues.

»	Exposure to high grade bonds, primarily by way of triple-B holdings, which underperformed single-B and double-B issues, detracted from relative returns.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO High Yield Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Institutional Class
Net asset value beginning of year or period	$7.75		$7.28	$5.66	$8.05	$8.34	$8.19
Net investment income (a)	0.27		0.55	0.56	0.55	0.57	0.58
Net realized/unrealized gain (loss) on investments	0.04		0.48	1.62	(2.34)	(0.27)	0.15
Total income (loss) from investment operations	0.31		1.03	2.18	(1.79)	0.30	0.73
Dividends from net investment income	(0.27)		(0.56)	(0.56)	(0.55)	(0.59)	(0.58)
Distributions from net realized capital gains	0.00		0.00	0.00	(0.02)	0.00	0.00
Tax basis return of capital	0.00		0.00	0.00	(0.03)	0.00	0.00
Total distributions	(0.27)		(0.56)	(0.56)	(0.60)	(0.59)	(0.58)
Net asset value end of year or period	$7.79		$7.75	$7.28	$5.66	$8.05	$8.34
Total return	4.06%		14.63%	40.47%	(23.39)%	3.66%	9.24%
Net assets end of year or period (000s)	$4,989		$4,087	$3,284	$1,992	$2,456	$1,963
Ratio of expenses to average net assets	0.60	%*	0.60%	0.61%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets excluding interest expense	0.60	%*	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	6.83	%*	7.30%	8.69%	7.74%	6.99%	7.05%
Portfolio turnover rate	37	%**	64%**	181%	313%	131%	81%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$645,854
Investments in Affiliates, at value	31,837
Repurchase agreements, at value	3,369
Cash	109
Foreign currency, at value	87
Receivable for investments sold	7,156
Receivable for Portfolio shares sold	4,085
Interest and dividends receivable	11,870
Dividends receivable from Affiliates	6
Swap premiums paid	835
Unrealized appreciation on foreign currency contracts	292
Unrealized appreciation on swap agreements	3,475
708,975

Liabilities:
Payable for reverse repurchase agreements	$11,523
Payable for investments purchased	7,798
Payable for investments in Affiliates purchased	6
Payable for Portfolio shares redeemed	99
Deposits from counterparty	2,270
Accrued related party fees	422
Swap premiums received	1,483
Unrealized depreciation on foreign currency contracts	263
Unrealized depreciation on swap agreements	970
24,834

Net Assets	$684,141

Net Assets Consist of:
Paid in capital	$674,415
(Overdistributed) net investment income	(1,241)
Accumulated undistributed net realized (loss)	(24,724)
Net unrealized appreciation	35,691
$684,141

Net Assets:
Institutional Class	$4,989
Administrative Class	663,607
Advisor Class	15,545

Shares Issued and Outstanding:
Institutional Class	640
Administrative Class	85,143
Advisor Class	1,995

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$7.79
Administrative Class	7.79
Advisor Class	7.79

Cost of Investments	$612,733
Cost of Investments in Affiliates	$31,837
Cost of Repurchase Agreements	$3,369
Cost of Foreign Currency Held	$84

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$26,794
Dividends	220
Dividends from Affiliate investments	73
Total Income	27,087

Expenses:
Investment advisory fees	904
Supervisory and administrative fees	1,267
Servicing fees – Administrative Class	519
Distribution and/or servicing fees – Advisor Class	30
Trustees' fees	6
Interest expense	3
Total Expenses	2,729

Net Investment Income	24,358

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	10,698
Net realized gain on Affiliate investments	19
Net realized gain on futures contracts, written options and swaps	1,738
Net realized (loss) on foreign currency transactions	(1,659)
Net change in unrealized (depreciation) on investments	(4,520)
Net change in unrealized appreciation on Affiliate investments	2
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(305)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,223)
Net Gain	4,750

Net Increase in Net Assets Resulting from Operations	$29,108

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$24,358	$42,130
Net realized gain	10,777	27,514
Net realized gain on Affiliate investments	19	28
Net change in unrealized appreciation (depreciation)	(6,048)	9,863
Net change in unrealized appreciation (depreciation) on Affiliate investments	2	(2)
Net increase resulting from operations	29,108	79,533

Distributions to Shareholders:
From net investment income
Institutional Class	(165)	(252)
Administrative Class	(24,138)	(41,654)
Advisor Class	(803)	(956)

Total Distributions	(25,106)	(42,862)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions	(10,151)	111,505

Total Increase (Decrease) in Net Assets	(6,149)	148,176

Net Assets:
Beginning of period	690,290	542,114
End of period*	$684,141	$690,290

*Including (overdistributed) net investment income of:	$(1,241)	$(493)

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO High Yield Portfolio

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 2.4%

Arch Coal, Inc.
7.250% due 06/07/2012		$2,750	$2,764

Capsugel
5.000% due 05/01/2012	EUR	750	1,074

Community Health Systems, Inc.
2.504% due 07/25/2014		$673	651
3.691% due 01/25/2017		321	314

First Data Corp.
2.936% due 09/24/2014		1,816	1,685

Ineos Group Holdings PLC
7.001% due 10/07/2012		52	54

Newsday LLC
10.500% due 08/01/2013		500	529

Quintiles Transnational Corp.
5.000% due 06/08/2018		2,000	1,991

Texas Competitive Electric Holdings Co. LLC
4.690% due 10/10/2017		3,692	2,887
4.768% due 10/10/2017		3,917	3,063

Vodafone Group PLC
6.875% due 08/11/2015		1,500	1,553
6.875% due 08/17/2015		53	55

Total Bank Loan Obligations (Cost $16,425)			16,620

CORPORATE BONDS & NOTES 88.3%

BANKING & FINANCE 14.2%

Ally Financial, Inc.
4.500% due 02/11/2014		1,000	1,002
6.250% due 12/01/2017		1,500	1,495
6.750% due 12/01/2014		100	105
7.500% due 09/15/2020		1,500	1,575
8.000% due 03/15/2020		1,500	1,598
8.000% due 11/01/2031		2,525	2,704
8.300% due 02/12/2015		1,250	1,400

American International Group, Inc.
8.175% due 05/15/2068		1,000	1,096
8.625% due 05/22/2068	GBP	1,000	1,661

BAC Capital Trust VI
5.625% due 03/08/2035		$500	432

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	500	626

BAC Capital Trust XI
6.625% due 05/23/2036		$3,200	3,113

Barclays Bank PLC
7.434% due 09/29/2049 (e)		1,750	1,798
14.000% due 11/29/2049	GBP	1,500	3,039

Capital One Capital V
10.250% due 08/15/2039		$3,600	3,838

Cequel Communications Holdings I LLC
8.625% due 11/15/2017		1,500	1,568

CIT Group, Inc.
7.000% due 05/01/2014		1,115	1,130
7.000% due 05/01/2015		4,000	4,015
7.000% due 05/01/2016		4,000	3,990
7.000% due 05/01/2017		2,376	2,373

Citigroup Capital XXI
8.300% due 12/21/2077		725	743

Countrywide Capital III
8.050% due 06/15/2027		1,800	1,872

Credit Agricole S.A.
8.375% due 10/29/2049 (e)		2,000	2,100

E*Trade Financial Corp.
6.750% due 06/01/2016		300	296

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Motor Credit Co. LLC
5.625% due 09/15/2015		$2,000	$2,075
6.625% due 08/15/2017		2,250	2,394
8.000% due 06/01/2014		2,000	2,195
8.000% due 12/15/2016		3,625	4,083
8.125% due 01/15/2020		1,500	1,742
12.000% due 05/15/2015		250	310

HBOS PLC
6.750% due 05/21/2018		1,000	963

HSBC Finance Capital Trust IX
5.911% due 11/30/2035		300	285

ILFC E-Capital Trust II
6.250% due 12/21/2065		250	214

Ineos Finance PLC
9.000% due 05/15/2015		1,000	1,055
9.250% due 05/15/2015	EUR	475	720

International Lease Finance Corp.
5.875% due 05/01/2013		$300	309
6.250% due 05/15/2019		750	734
6.625% due 11/15/2013		3,000	3,120
6.750% due 09/01/2016		1,000	1,070
7.125% due 09/01/2018		1,750	1,881
8.625% due 09/15/2015		250	272
8.750% due 03/15/2017		1,075	1,178

Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	500	729

LBG Capital No.1 PLC
6.439% due 05/23/2020		500	631
7.625% due 10/14/2020		200	267
7.867% due 12/17/2019	GBP	500	744
7.875% due 11/01/2020		$2,500	2,362
8.000% due 12/29/2049		500	452
11.040% due 03/19/2020	GBP	250	432

LBG Capital No.2 PLC
9.125% due 07/15/2020		500	803

Lehman Brothers Holdings, Inc.
3.018% due 01/12/2012 (a)		$5,000	1,312
6.750% due 12/28/2017 (a)		1,250	2
7.500% due 05/11/2038 (a)		1,025	2

Marina District Finance Co., Inc.
9.500% due 10/15/2015		250	261
9.875% due 08/15/2018		500	521

MCE Finance Ltd.
10.250% due 05/15/2018		1,000	1,119

QBE Capital Funding III Ltd.
7.250% due 05/24/2041		750	753

RBS Capital Trust A
6.467% due 12/29/2049 (a)	EUR	350	406

Regions Bank
7.500% due 05/15/2018		$1,500	1,570

Regions Financial Corp.
7.375% due 12/10/2037		2,750	2,623

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049 (a)		250	226
7.640% due 03/29/2049 (a)		2,200	1,722

SLM Corp.
0.574% due 01/27/2014		1,025	973
4.802% due 01/31/2014		400	397
5.000% due 06/15/2018		450	426
5.050% due 11/14/2014		100	100
8.450% due 06/15/2018		1,625	1,785

Societe Generale S.A.
5.922% due 04/29/2049		350	303

Springleaf Finance Corp.
4.875% due 07/15/2012		1,000	998
6.900% due 12/15/2017		500	461

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towergate Finance PLC
8.500% due 02/15/2018	GBP	200	$319
10.500% due 02/15/2019		200	321

UBS AG
7.152% due 12/29/2049		600	892

UBS Preferred Funding Trust V
6.243% due 05/29/2049		$660	653

Wind Acquisition Finance S.A.
11.750% due 07/15/2017		3,650	4,152

			96,886

INDUSTRIALS 64.7%

Actuant Corp.
6.875% due 06/15/2017		300	308

Advanced Micro Devices, Inc.
7.750% due 08/01/2020		1,500	1,553

Affinion Group, Inc.
7.875% due 12/15/2018		1,500	1,410

Aguila 3 S.A.
7.875% due 01/31/2018		1,250	1,264

Alere, Inc.
8.625% due 10/01/2018		1,500	1,538

Aleris International, Inc.
7.625% due 02/15/2018		2,500	2,506

Alliant Techsystems, Inc.
6.875% due 09/15/2020		1,000	1,045

Allison Transmission, Inc.
7.125% due 05/15/2019		1,000	978
11.000% due 11/01/2015		1,250	1,338

AMC Networks, Inc.
7.750% due 07/15/2021		600	629

American Airlines Pass-Through Trust
7.858% due 04/01/2013		100	101

American Renal Holdings Co., Inc.
8.375% due 05/15/2018		425	435

American Stores Co.
7.100% due 03/20/2028		50	40
8.000% due 06/01/2026		1,375	1,258

AmeriGas Partners LP
7.125% due 05/20/2016		1,805	1,868

Ameristar Casinos, Inc.
7.500% due 04/15/2021		1,500	1,554

AMGH Merger Sub, Inc.
9.250% due 11/01/2018		1,250	1,325

Anadarko Petroleum Corp.
6.200% due 03/15/2040		500	508
6.450% due 09/15/2036		1,500	1,570

ARAMARK Corp.
3.773% due 02/01/2015		1,225	1,197
8.500% due 02/01/2015		1,500	1,566

Arch Coal, Inc.
7.000% due 06/15/2019		1,000	1,003
7.250% due 10/01/2020		500	511
7.250% due 06/15/2021		1,000	1,006

ARD Finance S.A.
11.125% due 06/01/2018 (b)		500	507

Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	1,000	1,463
9.250% due 10/15/2020		225	334

Armored Autogroup, Inc.
9.250% due 11/01/2018		$500	498

Associated Materials LLC
9.125% due 11/01/2017		2,000	2,000

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Audatex North America, Inc.
6.750% due 06/15/2018		$1,000	$1,010

Avaya, Inc.
7.000% due 04/01/2019		2,000	1,945

Basic Energy Services, Inc.
7.750% due 02/15/2019		500	504

Bausch & Lomb, Inc.
9.875% due 11/01/2015		1,000	1,065

BE Aerospace, Inc.
6.875% due 10/01/2020		1,000	1,053

Berry Petroleum Co.
6.750% due 11/01/2020		875	882
10.250% due 06/01/2014		1,025	1,176

Berry Plastics Corp.
5.028% due 02/15/2015		1,625	1,613
9.500% due 05/15/2018		1,500	1,496
9.750% due 01/15/2021		1,000	973

Beverage Packaging Holdings Luxembourg II S.A.
8.000% due 12/15/2016	EUR	2,000	2,748

BI-LO LLC
9.250% due 02/15/2019		$1,000	1,018

Biomet, Inc.
10.000% due 10/15/2017		500	548
10.375% due 10/15/2017 (b)		1,865	2,065
11.625% due 10/15/2017		3,250	3,616

Brickman Group Holdings, Inc.
9.125% due 11/01/2018		1,000	1,013

Brocade Communications Systems, Inc.
6.875% due 01/15/2020		1,000	1,083

Buccaneer Merger Sub, Inc.
9.125% due 01/15/2019		1,000	1,045

Building Materials Corp. of America
6.750% due 05/01/2021		2,000	2,015
6.875% due 08/15/2018		250	256
7.000% due 02/15/2020		900	947
7.500% due 03/15/2020		500	529

Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		1,000	1,010

Cablevision Systems Corp.
7.750% due 04/15/2018		325	348
8.000% due 04/15/2020		200	216

Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		2,500	2,269
11.250% due 06/01/2017		1,750	1,940

Calcipar S.A.
6.875% due 05/01/2018		500	504

Calumet Specialty Products Partners LP
9.375% due 05/01/2019		500	518

Capella Healthcare, Inc.
9.250% due 07/01/2017		1,000	1,060

Case New Holland, Inc.
7.875% due 12/01/2017		1,250	1,381

Catalent Pharma Solutions, Inc.
9.500% due 04/15/2015		1,500	1,508

CCO Holdings LLC
6.500% due 04/30/2021		1,000	991
7.875% due 04/30/2018		3,000	3,176

CDRT Merger Sub, Inc.
8.125% due 06/01/2019		1,000	1,002

Celanese U.S. Holdings LLC
6.625% due 10/15/2018		500	530

Cemex S.A.B. de C.V.
9.000% due 01/11/2018		2,500	2,556

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CF Industries, Inc.
6.875% due 05/01/2018		$1,500	$1,704
7.125% due 05/01/2020		1,000	1,166

Chart Industries, Inc.
9.125% due 10/15/2015		425	444

Chemtura Corp.
7.875% due 09/01/2018		1,000	1,053

Chesapeake Energy Corp.
7.250% due 12/15/2018		350	383
9.500% due 02/15/2015		3,500	4,078

Cie Generale de Geophysique-Veritas
6.500% due 06/01/2021		1,000	970
7.750% due 05/15/2017		500	518
9.500% due 05/15/2016		1,325	1,454

CityCenter Holdings LLC
7.625% due 01/15/2016		500	519
10.750% due 01/15/2017 (b)		1,000	1,042

Clear Channel Communications, Inc.
9.000% due 03/01/2021		1,000	963

Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		3,500	3,830

CNL Income Properties, Inc.
7.250% due 04/15/2019		1,500	1,365

Columbus McKinnon Corp.
7.875% due 02/01/2019		250	255

CommScope, Inc.
8.250% due 01/15/2019		2,000	2,070

Community Health Systems, Inc.
8.875% due 07/15/2015		3,000	3,098

Concho Resources, Inc.
6.500% due 01/15/2022		1,750	1,757
7.000% due 01/15/2021		750	778

Consol Energy, Inc.
8.000% due 04/01/2017		1,375	1,506
8.250% due 04/01/2020		750	821

Constellation Brands, Inc.
7.250% due 05/15/2017		1,500	1,639

Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	1,500	2,257
7.500% due 09/15/2017		500	758

Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		$80	80

Continental Airlines, Inc.
6.920% due 04/02/2013 (g)		191	190

Continental Resources, Inc.
7.125% due 04/01/2021		400	424
7.375% due 10/01/2020		250	267
8.250% due 10/01/2019		50	55

Corrections Corp. of America
7.750% due 06/01/2017		500	547

Cott Beverages, Inc.
8.125% due 09/01/2018		1,000	1,053

Crown Americas LLC
7.625% due 05/15/2017		2,050	2,196

Crown Castle International Corp.
7.125% due 11/01/2019		500	529

Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	175	261

CSC Holdings LLC
7.625% due 07/15/2018		$2,000	2,175
7.875% due 02/15/2018		3,000	3,293
8.625% due 02/15/2019		1,550	1,755

DaVita, Inc.
6.625% due 11/01/2020		1,250	1,278

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Del Monte Foods Co.
7.625% due 02/15/2019	$2,000	$2,030

Delta Air Lines, Inc.
9.500% due 09/15/2014	898	962

Denbury Resources, Inc.
8.250% due 02/15/2020	2,000	2,190
9.750% due 03/01/2016	50	56

Digicel Group Ltd.
10.500% due 04/15/2018	1,000	1,125

Digicel Ltd.
8.250% due 09/01/2017	3,000	3,128

DISH DBS Corp.
6.750% due 06/01/2021	1,000	1,030
7.000% due 10/01/2013	175	189
7.125% due 02/01/2016	4,055	4,298
7.750% due 05/31/2015	1,000	1,088
7.875% due 09/01/2019	2,000	2,168

Diversey, Inc.
8.250% due 11/15/2019	1,000	1,178

DJO Finance LLC
7.750% due 04/15/2018	2,500	2,500
9.750% due 10/15/2017	500	510

Dollar General Corp.
10.625% due 07/15/2015	1,000	1,056

Dynegy Holdings, Inc.
7.625% due 10/15/2026	325	221

Dynegy Roseton
7.670% due 11/08/2016	1,000	890

EH Holding Corp.
6.500% due 06/15/2019	500	511
7.625% due 06/15/2021	750	769

El Paso Corp.
7.000% due 06/15/2017	475	540
7.250% due 06/01/2018	500	564
7.750% due 01/15/2032	500	584
7.800% due 08/01/2031	1,150	1,348
8.050% due 10/15/2030	780	928

Eldorado Resorts LLC
8.625% due 06/15/2019	1,000	935

Energy Transfer Equity LP
7.500% due 10/15/2020	1,400	1,491

Enterprise Products Operating LLC
8.375% due 08/01/2066	4,000	4,334

Entravision Communications Corp.
8.750% due 08/01/2017	1,750	1,820

Exide Technologies
8.625% due 02/01/2018	1,000	1,045

Fibria Overseas Finance Ltd.
6.750% due 03/03/2021	500	526
7.500% due 05/04/2020	2,393	2,617

Fidelity National Information Services, Inc.
7.625% due 07/15/2017	750	800

First Data Corp.
8.250% due 01/15/2021	2,500	2,463
9.875% due 09/24/2015	51	53
12.625% due 01/15/2021	750	806

Florida East Coast Railway Corp.
8.125% due 02/01/2017	600	623

FMG Resources Pty. Ltd.
7.000% due 11/01/2015	525	538

Ford Motor Co.
9.215% due 09/15/2021	200	226

Forest Oil Corp.
7.250% due 06/15/2019	1,250	1,281
8.500% due 02/15/2014	1,000	1,090

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		$775	$881

Georgia-Pacific LLC
7.250% due 06/01/2028		150	167
7.375% due 12/01/2025		4,520	5,114
8.000% due 01/15/2024		2,000	2,378
8.875% due 05/15/2031		200	253

Giant Funding Corp.
8.250% due 02/01/2018		1,000	1,048

Goodyear Tire & Rubber Co.
8.250% due 08/15/2020		1,250	1,356
10.500% due 05/15/2016		618	698

Graham Packaging Co. LP
8.250% due 10/01/2018		750	838

Graphic Packaging International, Inc.
7.875% due 10/01/2018		1,000	1,065

Great Lakes Dredge & Dock Corp.
7.375% due 02/01/2019		500	495

HCA Holdings, Inc.
7.750% due 05/15/2021		1,000	1,043

HCA, Inc.
7.190% due 11/15/2015		180	182
7.250% due 09/15/2020		2,975	3,209
8.500% due 04/15/2019		800	888
9.625% due 11/15/2016 (b)		5,450	5,811
9.875% due 02/15/2017		829	926

Headwaters, Inc.
7.625% due 04/01/2019		1,250	1,144

HeidelbergCement Finance BV
8.500% due 10/31/2019	EUR	1,000	1,624

Hertz Corp.
6.750% due 04/15/2019		$2,000	1,990
7.375% due 01/15/2021		1,500	1,534

Hexion U.S. Finance Corp.
8.875% due 02/01/2018		2,500	2,612
9.000% due 11/15/2020		2,000	2,060

Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018		750	772

Huntsman International LLC
8.625% due 03/15/2021		1,500	1,639

IASIS Healthcare LLC
8.375% due 05/15/2019		1,500	1,485

Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	3,000	4,253
8.500% due 02/15/2016		$500	496

Insight Communications Co., Inc.
9.375% due 07/15/2018		2,750	3,032

Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		1,250	1,244
7.250% due 10/15/2020		1,750	1,746
7.500% due 04/01/2021		1,500	1,494
8.500% due 11/01/2019		750	797

Intelsat Luxembourg S.A.
11.250% due 02/04/2017		1,000	1,076
11.500% due 02/04/2017 (b)		3,096	3,335

Interactive Data Corp.
10.250% due 08/01/2018		1,500	1,639

Intergen NV
9.000% due 06/30/2017		2,895	3,076

Interline Brands, Inc.
7.000% due 11/15/2018		275	280

inVentiv Health, Inc.
10.000% due 08/15/2018		500	491

Jaguar Land Rover PLC
7.750% due 05/15/2018		400	404

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.125% due 05/15/2021		$450	$456

Jarden Corp.
7.500% due 05/01/2017		1,000	1,044

JMC Steel Group
8.250% due 03/15/2018		500	510

Kabel BW Erste Beteiligungs GmbH
5.721% due 03/15/2018	EUR	250	366
7.500% due 03/15/2019		$500	512
7.500% due 03/15/2019	EUR	750	1,124

Kinove German Bondco GmbH
9.625% due 06/15/2018		$1,250	1,309

Laredo Petroleum, Inc.
9.500% due 02/15/2019		750	793

Las Vegas Sands Corp.
6.375% due 02/15/2015		1,000	1,016

Live Nation Entertainment, Inc.
8.125% due 05/15/2018		1,025	1,040

Lyondell Chemical Co.
8.000% due 11/01/2017		1,618	1,804
11.000% due 05/01/2018		3,000	3,375

Manitowoc Co., Inc.
8.500% due 11/01/2020		1,750	1,877

MarkWest Energy Partners LP
6.750% due 11/01/2020		450	461

McClatchy Co.
11.500% due 02/15/2017		750	801

Meritor, Inc.
8.125% due 09/15/2015		1,500	1,571
10.625% due 03/15/2018		500	564

MGM Resorts International
6.625% due 07/15/2015		1,750	1,649
6.875% due 04/01/2016		450	424
7.500% due 06/01/2016		1,500	1,432
7.625% due 01/15/2017		1,000	968
9.000% due 03/15/2020		1,000	1,100
10.375% due 05/15/2014		250	285
11.125% due 11/15/2017		1,000	1,148
13.000% due 11/15/2013		350	417

Michael Foods, Inc.
9.750% due 07/15/2018		2,000	2,150

Michaels Stores, Inc.
7.750% due 11/01/2018		1,500	1,511

Momentive Performance Materials, Inc.
9.000% due 01/15/2021		500	512

Mueller Water Products, Inc.
8.750% due 09/01/2020		550	598

Multiplan, Inc.
9.875% due 09/01/2018		1,500	1,601

Musketeer GmbH
9.500% due 03/15/2021	EUR	500	776

Mylan, Inc.
7.625% due 07/15/2017		$700	766
7.875% due 07/15/2020		2,500	2,756

Nalco Co.
6.625% due 01/15/2019		1,000	1,030

Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	300	440

NBTY, Inc.
9.000% due 10/01/2018		$1,500	1,590

New Albertson's, Inc.
7.450% due 08/01/2029		1,250	1,041

Newfield Exploration Co.
6.625% due 09/01/2014		100	102
6.875% due 02/01/2020		1,050	1,121
7.125% due 05/15/2018		1,075	1,145

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NFR Energy LLC
9.750% due 02/15/2017		$1,500	$1,462

Nielsen Finance LLC
7.750% due 10/15/2018		2,500	2,638
11.500% due 05/01/2016		650	764

Novelis, Inc.
8.375% due 12/15/2017		2,500	2,681
8.750% due 12/15/2020		3,000	3,255

NPC International, Inc.
9.500% due 05/01/2014		1,275	1,300

NXP BV
9.750% due 08/01/2018		1,050	1,181

OGX Petroleo e Gas Participacoes S.A.
8.500% due 06/01/2018		2,000	2,067

OPTI Canada, Inc.
8.250% due 12/15/2014		1,280	538

Oshkosh Corp.
8.250% due 03/01/2017		175	189
8.500% due 03/01/2020		175	190

OXEA Finance & Cy S.C.A
9.500% due 07/15/2017		950	996
9.625% due 07/15/2017	EUR	712	1,098

Packaging Dynamics Corp.
8.750% due 02/01/2016		$500	510

Peabody Energy Corp.
6.500% due 09/15/2020		500	540

Petco Animal Supplies, Inc.
9.250% due 12/01/2018		1,500	1,601

Petrohawk Energy Corp.
7.250% due 08/15/2018		3,500	3,609

PHH Corp.
9.250% due 03/01/2016		500	549

Phillips-Van Heusen Corp.
7.375% due 05/15/2020		1,750	1,881

Pilgrim's Pride Corp.
7.875% due 12/15/2018		1,500	1,395

Pinnacle Entertainment, Inc.
8.625% due 08/01/2017		750	809

Pinnacle Foods Finance LLC
8.250% due 09/01/2017		2,750	2,867
9.250% due 04/01/2015		1,550	1,616

Pittsburgh Glass Works LLC
8.500% due 04/15/2016		500	516

Plains Exploration & Production Co.
7.000% due 03/15/2017		1,000	1,035
7.625% due 04/01/2020		1,500	1,582

Polymer Group, Inc.
7.750% due 02/01/2019		750	756

Polypore International, Inc.
7.500% due 11/15/2017		500	531

Production Resource Group, Inc.
8.875% due 05/01/2019		450	449

Quebecor Media, Inc.
7.750% due 03/15/2016		3,150	3,272

Quicksilver Resources, Inc.
9.125% due 08/15/2019		1,500	1,642

Quiksilver, Inc.
6.875% due 04/15/2015		750	733

QVC, Inc.
7.375% due 10/15/2020		1,000	1,058
7.500% due 10/01/2019		1,500	1,598

Radiation Therapy Services, Inc.
9.875% due 04/15/2017		950	954

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rain CII Carbon LLC
8.000% due 12/01/2018		$750	$802

Range Resources Corp.
5.750% due 06/01/2021		1,000	985
6.750% due 08/01/2020		750	780
7.500% due 10/01/2017		275	294

RBS Global, Inc.
8.500% due 05/01/2018		4,500	4,776

Refresco Group BV
7.375% due 05/15/2018	EUR	400	589

Regency Energy Partners LP
6.875% due 12/01/2018		$1,125	1,170

Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		350	343
7.125% due 04/15/2019		1,250	1,247
8.250% due 02/15/2021		1,500	1,410
8.500% due 10/15/2016		500	524
8.750% due 05/15/2018		2,175	2,148
9.000% due 04/15/2019		2,000	1,985

Rhodia S.A.
6.875% due 09/15/2020		1,000	1,176

Roadhouse Financing, Inc.
10.750% due 10/15/2017		1,000	1,055

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,525	1,567

Roofing Supply Group LLC
8.625% due 12/01/2017		750	753

RSC Equipment Rental, Inc.
8.250% due 02/01/2021		1,000	1,000

SandRidge Energy, Inc.
7.500% due 03/15/2021		2,000	2,028
8.000% due 06/01/2018		1,000	1,025
8.750% due 01/15/2020		500	535
9.875% due 05/15/2016		150	165

Sappi Papier Holding GmbH
6.625% due 04/15/2021		600	586

Scotts Miracle-Gro Co.
6.625% due 12/15/2020		500	514
7.250% due 01/15/2018		150	160

Sensata Technologies BV
6.500% due 05/15/2019		1,000	1,002

Simmons Foods, Inc.
10.500% due 11/01/2017		500	532

Smurfit Kappa Funding PLC
7.750% due 04/01/2015		125	127

Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	485

Snoqualmie Entertainment Authority
4.204% due 02/01/2014		1,000	905

Solutia, Inc.
7.875% due 03/15/2020		1,000	1,075

Sonat, Inc.
7.000% due 02/01/2018		500	554

Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		1,500	1,650

SPX Corp.
6.875% due 09/01/2017		750	806

Steel Dynamics, Inc.
7.625% due 03/15/2020		500	531

STHI Holding Corp.
8.000% due 03/15/2018		1,000	1,020

Styrolution GmbH
7.625% due 05/15/2016	EUR	750	1,071

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Suburban Propane Partners LP
7.375% due 03/15/2020		$275	$289

Sugarhouse HSP Gaming Prop Mezz LP
8.625% due 04/15/2016		250	259

SunGard Data Systems, Inc.
7.375% due 11/15/2018		2,000	2,010
7.625% due 11/15/2020		1,500	1,522
10.625% due 05/15/2015		525	571

Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	500	761

Sunrise Communications International S.A.
7.000% due 12/31/2017		475	706

Targa Resources Partners LP
7.875% due 10/15/2018		$1,000	1,060

Teck Resources Ltd.
10.750% due 05/15/2019 (e)		1,500	1,898

Telenet Finance Luxembourg S.C.A
6.375% due 11/15/2020	EUR	1,200	1,677

Tenet Healthcare Corp.
8.000% due 08/01/2020		$1,000	1,021
8.875% due 07/01/2019		2,000	2,218

Tenneco, Inc.
7.750% due 08/15/2018		500	526

Thermon Industries, Inc.
9.500% due 05/01/2017		360	388

Tomkins LLC
9.000% due 10/01/2018		2,500	2,706

TransDigm, Inc.
7.750% due 12/15/2018		2,500	2,638

Travelport LLC
9.000% due 03/01/2016		1,000	898

TreeHouse Foods, Inc.
7.750% due 03/01/2018		750	799

Trinidad Drilling Ltd.
7.875% due 01/15/2019		500	520

U.S. Foodservice
8.500% due 06/30/2019		1,000	975

UAL Pass-Through Trust
9.750% due 01/15/2017		923	1,054

UCI International, Inc.
8.625% due 02/15/2019		750	776

United Rentals North America, Inc.
8.375% due 09/15/2020		1,500	1,526

Universal City Development Partners Ltd.
8.875% due 11/15/2015		850	950

Universal Health Services, Inc.
7.000% due 10/01/2018		750	776

Univision Communications, Inc.
6.875% due 05/15/2019		2,000	1,990
7.875% due 11/01/2020		1,750	1,802
8.500% due 05/15/2021		2,500	2,506

UPC Holding BV
8.375% due 08/15/2020	EUR	2,000	2,958

UPCB Finance II Ltd.
6.375% due 07/01/2020		1,000	1,381

UPCB Finance III Ltd.
6.625% due 07/01/2020		$1,000	992

UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	1,900	2,821

USG Corp.
8.375% due 10/15/2018		$825	817

Valeant Pharmaceuticals International
6.750% due 10/01/2017		400	394

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 08/15/2021		$1,000	$955
6.875% due 12/01/2018		1,000	985
7.000% due 10/01/2020		2,000	1,945
7.250% due 07/15/2022		1,000	975

Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		2,800	2,905

Vertellus Specialties, Inc.
9.375% due 10/01/2015		1,000	1,038

Videotron Ltee
9.125% due 04/15/2018		500	561

VWR Funding, Inc.
10.250% due 07/15/2015 (b)		2,000	2,005

Warner Chilcott Co. LLC
7.750% due 09/15/2018		4,000	4,055

WCA Waste Corp.
7.500% due 06/15/2019		425	427

Windstream Corp.
7.000% due 03/15/2019		300	304
7.750% due 10/15/2020		1,000	1,052
7.750% due 10/01/2021		500	525
7.875% due 11/01/2017		750	800
8.125% due 09/01/2018		1,000	1,065

WMG Acquisition Corp.
9.500% due 06/15/2016		1,500	1,590

Wynn Las Vegas LLC
7.750% due 08/15/2020		1,500	1,637

Xefin Lux S.C.A.
8.000% due 06/01/2018	EUR	500	733

Ziggo Bond Co. BV
8.000% due 05/15/2018		2,000	2,987

Ziggo Finance BV
6.125% due 11/15/2017		725	1,036

			442,726

UTILITIES 9.4%

AES Corp.
7.375% due 07/01/2021		$1,750	1,778
7.750% due 10/15/2015		1,505	1,614
8.000% due 10/15/2017		500	532
8.000% due 06/01/2020		2,500	2,675
9.750% due 04/15/2016		700	798

AES Ironwood LLC
8.857% due 11/30/2025		2,168	2,212

AES Red Oak LLC
8.540% due 11/30/2019		1,085	1,123
9.200% due 11/30/2029		100	102

Calpine Corp.
7.500% due 02/15/2021		2,000	2,050
7.875% due 07/31/2020		1,750	1,838
7.875% due 01/15/2023		1,000	1,031

CMS Energy Corp.
8.750% due 06/15/2019		300	367

Covanta Holding Corp.
7.250% due 12/01/2020		500	525

Energy Future Holdings Corp.
10.000% due 01/15/2020		2,500	2,665

Expro Finance Luxembourg S.C.A
8.500% due 12/15/2016		1,500	1,455

Frontier Communications Corp.
6.625% due 03/15/2015		1,000	1,048
7.125% due 03/15/2019		1,125	1,159
7.875% due 04/15/2015		550	600
8.250% due 04/15/2017		275	300
8.500% due 04/15/2020		500	548
9.000% due 08/15/2031		1,025	1,056

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GenOn Energy, Inc.
7.875% due 06/15/2017	$375	$379

GenOn REMA LLC
9.237% due 07/02/2017	272	291
9.681% due 07/02/2026	300	321

Inergy LP
6.875% due 08/01/2021	400	400
7.000% due 10/01/2018	550	558

Masonite International Corp.
8.250% due 04/15/2021	1,750	1,748

MetroPCS Wireless, Inc.
6.625% due 11/15/2020	1,500	1,489

Midwest Generation LLC
8.560% due 01/02/2016	2,634	2,700

Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,297

NRG Energy, Inc.
7.375% due 01/15/2017	1,500	1,575
7.625% due 01/15/2018	1,500	1,506
7.875% due 05/15/2021	500	500
8.250% due 09/01/2020	2,250	2,306

NSG Holdings LLC
7.750% due 12/15/2025	1,581	1,557

Sithe Independence Funding Corp.
9.000% due 12/30/2013	235	240

Sprint Capital Corp.
6.900% due 05/01/2019 (e)	6,500	6,728
8.750% due 03/15/2032	1,750	1,903

Sprint Nextel Corp.
6.000% due 12/01/2016	3,000	3,011
8.375% due 08/15/2017	1,000	1,104

Telesat LLC
11.000% due 11/01/2015	2,140	2,351
12.500% due 11/01/2017	400	482

Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,775	1,864

Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018	450	482

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021	1,250	1,294

VimpelCom Holdings BV
7.504% due 03/01/2022	750	754

Virgin Media Finance PLC
9.500% due 08/15/2016	2,000	2,270

		64,586

Total Corporate Bonds & Notes (Cost $572,549)		604,198

MUNICIPAL BONDS & NOTES 0.0%

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	400	21

Total Municipal Bonds & Notes (Cost $40)		21

MORTGAGE-BACKED SECURITIES 2.3%

American Home Mortgage Assets
0.376% due 05/25/2046	127	72
0.396% due 10/25/2046	114	62
1.198% due 11/25/2046	582	271
6.250% due 06/25/2037	314	165

Bear Stearns Alt-A Trust
2.724% due 01/25/2035	13	10
5.142% due 11/25/2036	1,287	806

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
2.736% due 03/25/2034	$16	$16
4.986% due 07/25/2046	46	31

Countrywide Alternative Loan Trust
0.366% due 05/25/2047	257	141
0.381% due 12/20/2046	332	177
0.396% due 03/20/2046	144	83
0.396% due 07/20/2046	116	49
0.416% due 05/20/2046	215	95
1.278% due 12/25/2035	221	137
5.473% due 10/25/2035	97	63
5.621% due 02/25/2037	116	81

Countrywide Home Loan Mortgage Pass-Through Trust
0.506% due 03/25/2035	109	66
5.471% due 05/20/2036	756	512

Downey Savings & Loan Association Mortgage Loan Trust
0.436% due 03/19/2045	35	24

First Horizon Alternative Mortgage Securities
2.367% due 09/25/2035	128	91

GSR Mortgage Loan Trust
2.754% due 05/25/2035	2,687	1,836
2.867% due 04/25/2035	16	13
5.750% due 03/25/2036	491	470

Harborview Mortgage Loan Trust
0.366% due 07/19/2046	121	71
0.386% due 09/19/2046	45	28
0.426% due 03/19/2036	1,008	599
1.128% due 12/19/2036	51	28
5.750% due 08/19/2036	93	56

Indymac IMSC Mortgage Loan Trust
6.000% due 07/25/2037	1,162	917

Indymac INDA Mortgage Loan Trust
5.410% due 03/25/2037	2,355	1,674

Indymac Index Mortgage Loan Trust
5.165% due 05/25/2036	4,091	3,246

Luminent Mortgage Trust
0.356% due 12/25/2036	63	39
0.366% due 12/25/2036	44	25

MASTR Adjustable Rate Mortgages Trust
0.396% due 04/25/2046	35	20

Residential Accredit Loans, Inc.
0.346% due 01/25/2037	2,155	1,277
3.045% due 03/25/2035	53	37
3.102% due 02/25/2035	70	53
5.500% due 02/25/2036 (a)	723	406

Residential Asset Securitization Trust
0.586% due 01/25/2046 (a)	490	219

Structured Asset Mortgage Investments, Inc.
0.406% due 09/25/2047	1,000	395
0.496% due 09/25/2045	116	72

Suntrust Alternative Loan Trust
0.536% due 04/25/2036	167	63

WaMu Mortgage Pass-Through Certificates
0.978% due 02/25/2047	119	76
0.978% due 03/25/2047	124	78
1.038% due 04/25/2047	63	44
1.098% due 12/25/2046	58	36
5.302% due 12/25/2036	738	545
5.640% due 02/25/2037	55	40
5.686% due 10/25/2036	417	343
5.835% due 09/25/2036	45	34

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.248% due 05/25/2046	50	27

Total Mortgage-Backed Securities (Cost $14,132)		15,719

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.1%

Argent Securities, Inc.
1.236% due 12/25/2033	$286	$230

Credit-Based Asset Servicing & Securitization LLC
0.256% due 01/25/2037	109	31

GSAMP Trust
0.336% due 08/25/2036	100	49

Mid-State Trust
7.791% due 03/15/2038	26	25

Morgan Stanley ABS Capital I
0.326% due 05/25/2037	100	35

Structured Asset Securities Corp.
0.336% due 05/25/2037	109	103
0.486% due 06/25/2035	342	226

Total Asset-Backed Securities (Cost $703)		699

	SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%

Dex One Corp. (c)	67,167	170

Total Common Stocks (Cost $2,082)		170

CONVERTIBLE PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%

Wells Fargo & Co.
7.500% due 12/31/2049	3,200	3,392

Total Convertible Preferred Securities (Cost $1,980)		3,392

PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.5%

ABN AMRO North America Capital Funding Trust I
1.301% due 12/31/2049	800	551

Ally Financial, Inc.
7.000% due 12/31/2049	1,750	1,645

GMAC Capital Trust I
8.125% due 02/15/2040	50,000	1,284

		3,480

INDUSTRIALS 0.2%

Las Vegas Sands Corp.
10.000% due 12/31/2049	13,800	1,555

Total Preferred Securities (Cost $4,822)		5,035

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.2%

REPURCHASE AGREEMENTS 0.5%

Morgan Stanley & Co., Inc.
0.010% due 07/01/2011	$2,000	2,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 02/28/2013 valued at $2,047. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2011	1,369	1,369
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,400. Repurchase proceeds are $1,369.)

		3,369

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 4.7%
3,177,676	$31,837

Total Short-Term Instruments (Cost $35,206)	35,206

Total Investments 99.5% (Cost $647,939)	$681,060

Other Assets and Liabilities (Net) 0.5%	3,081

Net Assets 100.0%	$684,141

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Non-income producing security.
(d)	Affiliated to the Portfolio.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $2,874 at a weighted average interest rate of 0.380%. On June 30, 2011, securities valued at $12,524 were pledged as collateral for reverse repurchase agreements.
(f)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
AES Corp.	CSFB	5.000%	03/20/2014	2.123%	$1,000	$77	$(95)	$172
Ally Financial, Inc.	DUB	5.000%	03/20/2012	1.459%	200	5	(31)	36
Ally Financial, Inc.	MSC	6.560%	12/20/2012	2.146%	1,500	99	0	99
Community Health Systems, Inc.	CITI	5.000%	09/20/2014	4.355%	200	4	(18)	22
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	3.902%	1,150	34	(105)	139
El Paso Corp.	CSFB	5.000%	12/20/2014	0.980%	2,500	346	(75)	421
El Paso Corp.	GSC	5.000%	09/20/2014	0.906%	3,000	394	(285)	679
GenOn Energy, Inc.	CITI	5.000%	09/20/2014	4.866%	1,100	6	(121)	127
GenOn Energy, Inc.	GSC	5.000%	09/20/2014	4.866%	300	1	(56)	57
GenOn Energy, Inc.	MSC	5.000%	12/20/2014	5.167%	300	(1)	(30)	29
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	0.791%	550	70	(55)	125
HCA, Inc.	BOA	5.000%	03/20/2014	1.801%	1,000	83	(150)	233
NRG Energy, Inc.	GSC	4.200%	09/20/2013	1.930%	100	5	0	5
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	0.526%	600	26	0	26
SLM Corp.	BCLY	5.000%	12/20/2013	1.864%	650	50	(72)	122
SLM Corp.	BOA	5.000%	09/20/2014	2.267%	800	69	(112)	181
SLM Corp.	DUB	5.000%	06/20/2012	0.851%	500	21	(65)	86
SLM Corp.	DUB	5.000%	09/20/2014	2.267%	300	26	(34)	60

						$1,315	$(1,304)	$2,619

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015	$5,000	$169	$(12)	$181
CDX.HY-15 5-Year Index	CSFB	5.000%	12/20/2015	600	21	17	4
CDX.HY-15 5-Year Index	GSC	5.000%	12/20/2015	1,000	33	28	5
CDX.HY-15 5-Year Index	MSC	5.000%	12/20/2015	24,300	818	699	119
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016	8,500	150	5	145
CDX.HY-16 5-Year Index	DUB	5.000%	06/20/2016	500	8	1	7
CDX.HY-16 5-Year Index	MSC	5.000%	06/20/2016	2,250	39	11	28
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	1,061	12	0	12

					$1,250	$749	$501

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	34,100	$(834)	$(76)	$(758)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		3,400	(79)	(24)	(55)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		20,700	(182)	(25)	(157)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,800	120	12	108
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		2,200	147	8	139
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,800	120	12	108

							$(708)	$(93)	$(615)

(g)	Restricted securities as of June 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$185	$190	0.03%

(h)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	1,539	08/2011	BCLY	$0	$(17)	$(17)
Buy		1,539	08/2011	UBS	28	0	28
Buy		1,539	09/2011	BCLY	17	0	17
Buy	CNY	680	11/2011	BCLY	0	0	0
Buy		4,093	11/2011	CITI	5	0	5
Buy		2,541	11/2011	JPM	0	(1)	(1)
Buy		5,573	02/2012	DUB	8	0	8
Sell	EUR	449	07/2011	BCLY	0	(10)	(10)
Buy		853	07/2011	BNP	0	(2)	(2)
Buy		168	07/2011	CITI	3	0	3
Sell		753	07/2011	CITI	0	(22)	(22)
Sell		10,591	07/2011	CSFB	0	(82)	(82)
Sell		1,333	07/2011	HSBC	43	0	43
Sell		8,555	07/2011	JPM	0	(58)	(58)
Sell		205	07/2011	RBC	0	(3)	(3)
Buy		1,148	07/2011	RBS	15	0	15
Sell		7,000	07/2011	RBS	0	(62)	(62)
Sell	GBP	1,698	09/2011	BCLY	53	0	53
Buy		253	09/2011	CITI	0	(6)	(6)
Sell		1,697	09/2011	CITI	56	0	56
Sell		1,672	09/2011	UBS	64	0	64

					$292	$(263)	$29

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$15,546	$1,074	$16,620
Corporate Bonds & Notes
Banking & Finance	0	96,886	0	96,886
Industrials	0	440,411	2,315	442,726
Utilities	0	61,274	3,312	64,586
Municipal Bonds & Notes
Puerto Rico	0	21	0	21
Mortgage-Backed Securities	0	15,719	0	15,719
Asset-Backed Securities	0	699	0	699
Common Stocks
Consumer Discretionary	170	0	0	170

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Convertible Preferred Securities
Banking & Finance	$3,392	$0	$0	$3,392
Preferred Securities
Banking & Finance	0	3,480	0	3,480
Industrials	0	1,555	0	1,555
Short-Term Instruments
Repurchase Agreements	0	3,369	0	3,369
PIMCO Short-Term Floating NAV Portfolio	31,837	0	0	31,837
	$35,399	$638,960	$6,701	$681,060

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$3,120	$0	$3,120
Foreign Exchange Contracts	0	292	0	292
Interest Rate Contracts	0	355	0	355
	$0	$3,767	$0	$3,767

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	$0	$(263)	$0	$(263)
Interest Rate Contracts	0	(970)	0	(970)
	$0	$(1,233)	$0	$(1,233)

Totals	$35,399	$641,494	$6,701	$683,594

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (8)
Investments, at value
Warrants
Energy	$58	$0	$(61)	$0	$27	$(24)	$0	$0	$0	$0
Utilities	50	0	(79)	0	(1,623)	1,652	0	0	0	0
Bank Loan Obligations	0	1,076	0	0	0	(2)	0	0	1,074	(2)
Corporate Bonds & Notes
Industrials	2,772	0	(392)	8	(48)	(25)	0	0	2,315	(66)
Utilities	3,541	0	(264)	(3)	(4)	42	0	0	3,312	40

	$6,421	$1,076	$(796)	$5	$(1,648)	$1,643	$0	$0	$6,701	$(28)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair	Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$292	$0	$292
Unrealized appreciation on swap agreements	0	3,120	0	0	355	3,475

	$0	$3,120	$0	$292	$355	$3,767

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$263	$0	$263
Unrealized depreciation on swap agreements	0	0	0	0	970	970

	$0	$0	$0	$263	$970	$1,233

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$1,738	$0	$0	$0	$1,738
Net realized (loss) on foreign currency transactions	0	0	0	(1,733)	0	(1,733)

	$0	$1,738	$0	$(1,733)	$0	$5

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$0	$(239)	$0	$0	$(66)	$(305)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(1,209)	0	(1,209)

	$0	$(239)	$0	$(1,209)	$(66)	$(1,514)

(1)	See note 5 in the Notes to Financial Statements for additional information.

(k)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$61	$0	$61
BNP	(2)	0	(2)
BOA	222	(260)	(38)
CITI	241	(260)	(19)
CSFB	362	(500)	(138)
DUB	80	0	80
GSC	388	(550)	(162)
HSBC	163	0	163
JPM	88	(400)	(312)
MLP	120	(50)	70
MSC	121	0	121
RBC	(3)	0	(3)
RBS	(47)	0	(47)
UBS	92	0	92

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	June 30, 2011	19

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements

20	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

Semiannual Report	June 30, 2011	21

Notes to Financial Statements (Cont.)

4.  SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities.

A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statement of Assets and Liabilities.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(e) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended June 30, 2011 are disclosed in the Notes to the Schedule of Investments.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the

Administrator, PIMCO bears the costs of various third-party services, including audit,

custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation	Market Value 06/30/2011	Dividend Income
$ 30,043	$211,473	$(209,700)	$19	$2	$31,837	$73

Semiannual Report	June 30, 2011	25

Notes to Financial Statements (Cont.)

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$5,711	$11,928	$259,685	$257,774

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	138	$1,098	160	$1,210
Administrative Class	22,869	180,094	59,340	446,404
Advisor Class	2,449	19,252	6,287	47,425
Issued as reinvestment of distributions
Institutional Class	21	165	34	252
Administrative Class	3,061	24,138	5,512	41,654
Advisor Class	102	803	125	956
Cost of shares redeemed
Institutional Class	(47)	(373)	(117)	(885)
Administrative Class	(26,554)	(208,838)	(52,020)	(390,503)
Advisor Class	(3,378)	(26,490)	(4,656)	(35,008)
Net increase (decrease) resulting from Portfolio share Transactions	(1,339)	$(10,151)	14,665	$111,505

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held*
Institutional Class	1	99
Administrative Class	3	71
Advisor Class	2	97

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/ (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$41,448	$ (8,327)	$33,121

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

26	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	USD	United States Dollar
CNY	Chinese Renminbi	GBP	British Pound

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	ALT	Alternate Loan Trust	CDI	Brazil Interbank Deposit Rate

Semiannual Report	June 30, 2011	27

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS39_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO High Yield Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	88.7%
Short-Term Instruments	5.2%
Bank Loan Obligations	2.5%
Mortgage-Backed Securities	2.3%
Preferred Securities	0.7%
Other	0.6%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	5 Years	Class Inception (03/31/2006)
PIMCO High Yield Portfolio Advisor Class	3.93%	13.66%	7.17%	6.62%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index±	4.81%	14.56%	8.28%	7.75%

All Portfolio returns are net of fees and expenses

* Cumulative return

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.85% for Advisor Class shares.

± BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,039.34	$1,020.58
Expenses Paid During Period†	$4.30	$4.26
Net Annualized Expense Ratio	0.85%	0.85%

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An underweight to building materials benefited performance as the building materials sector underperformed the broader high yield bond market during the reporting period.

»	Security selection within the automotive sector detracted from returns as both auto parts credits and captive finance companies significantly underperformed automotive manufacturers.

»	An underweight to the energy sector detracted from performance as this sector outperformed the broader high yield bond market during the reporting period.

»	An overweight to financials, particularly among life insurance credits where returns were strong, added to performance.

»	Security selection with an emphasis on single-B rated healthcare issues detracted from performance as these issues underperformed both double-B and triple-C rated issues.

»	Exposure to high grade bonds, primarily by way of triple-B holdings, which underperformed single-B and double-B issues, detracted from relative returns.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO High Yield Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	03/31/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$7.75		$7.28	$5.66	$8.05	$8.34	$8.24
Net investment income (a)	0.26		0.53	0.55	0.53	0.55	0.42
Net realized/unrealized gain (loss) on investments	0.04		0.48	1.62	(2.34)	(0.27)	0.09
Total income (loss) from investment operations	0.30		1.01	2.17	(1.81)	0.28	0.51
Dividends from net investment income	(0.26)		(0.54)	(0.55)	(0.53)	(0.57)	(0.41)
Distributions from net realized capital gains	0.00		0.00	0.00	(0.02)	0.00	0.00
Tax basis return of capital	0.00		0.00	0.00	(0.03)	0.00	0.00
Total distributions	(0.26)		(0.54)	(0.55)	(0.58)	(0.57)	(0.41)
Net asset value end of year or period	$7.79		$7.75	$7.28	$5.66	$8.05	$8.34
Total return	3.93%		14.35%	40.12%	(23.59)%	3.40%	6.41%
Net assets end of year or period (000s)	$15,545		$21,861	$7,764	$1,872	$426	$66
Ratio of expenses to average net assets	0.85	%*	0.85%	0.86%	0.85%	0.85%	0.86%*
Ratio of expenses to average net assets excluding interest expense	0.85	%*	0.85%	0.85%	0.85%	0.85%	0.85%*
Ratio of net investment income to average net assets	6.54	%*	6.92%	8.33%	7.60%	6.75%	6.80%*
Portfolio turnover rate	37	%**	64%**	181%	313%	131%	81%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$645,854
Investments in Affiliates, at value	31,837
Repurchase agreements, at value	3,369
Cash	109
Foreign currency, at value	87
Receivable for investments sold	7,156
Receivable for Portfolio shares sold	4,085
Interest and dividends receivable	11,870
Dividends receivable from Affiliates	6
Swap premiums paid	835
Unrealized appreciation on foreign currency contracts	292
Unrealized appreciation on swap agreements	3,475
708,975

Liabilities:
Payable for reverse repurchase agreements	$11,523
Payable for investments purchased	7,798
Payable for investments in Affiliates purchased	6
Payable for Portfolio shares redeemed	99
Deposits from counterparty	2,270
Accrued related party fees	422
Swap premiums received	1,483
Unrealized depreciation on foreign currency contracts	263
Unrealized depreciation on swap agreements	970
24,834

Net Assets	$684,141

Net Assets Consist of:
Paid in capital	$674,415
(Overdistributed) net investment income	(1,241)
Accumulated undistributed net realized (loss)	(24,724)
Net unrealized appreciation	35,691
$684,141

Net Assets:
Institutional Class	$4,989
Administrative Class	663,607
Advisor Class	15,545

Shares Issued and Outstanding:
Institutional Class	640
Administrative Class	85,143
Advisor Class	1,995

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$7.79
Administrative Class	7.79
Advisor Class	7.79

Cost of Investments	$612,733
Cost of Investments in Affiliates	$31,837
Cost of Repurchase Agreements	$3,369
Cost of Foreign Currency Held	$84

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$26,794
Dividends	220
Dividends from Affiliate investments	73
Total Income	27,087

Expenses:
Investment advisory fees	904
Supervisory and administrative fees	1,267
Servicing fees – Administrative Class	519
Distribution and/or servicing fees – Advisor Class	30
Trustees' fees	6
Interest expense	3
Total Expenses	2,729

Net Investment Income	24,358

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	10,698
Net realized gain on Affiliate investments	19
Net realized gain on futures contracts, written options and swaps	1,738
Net realized (loss) on foreign currency transactions	(1,659)
Net change in unrealized (depreciation) on investments	(4,520)
Net change in unrealized appreciation on Affiliate investments	2
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(305)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,223)
Net Gain	4,750

Net Increase in Net Assets Resulting from Operations	$29,108

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$24,358	$42,130
Net realized gain	10,777	27,514
Net realized gain on Affiliate investments	19	28
Net change in unrealized appreciation (depreciation)	(6,048)	9,863
Net change in unrealized appreciation (depreciation) on Affiliate investments	2	(2)
Net increase resulting from operations	29,108	79,533

Distributions to Shareholders:
From net investment income
Institutional Class	(165)	(252)
Administrative Class	(24,138)	(41,654)
Advisor Class	(803)	(956)

Total Distributions	(25,106)	(42,862)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions	(10,151)	111,505

Total Increase (Decrease) in Net Assets	(6,149)	148,176

Net Assets:
Beginning of period	690,290	542,114
End of period*	$684,141	$690,290

*Including (overdistributed) net investment income of:	$(1,241)	$(493)

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO High Yield Portfolio

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 2.4%

Arch Coal, Inc.
7.250% due 06/07/2012		$2,750	$2,764

Capsugel
5.000% due 05/01/2012	EUR	750	1,074

Community Health Systems, Inc.
2.504% due 07/25/2014		$673	651
3.691% due 01/25/2017		321	314

First Data Corp.
2.936% due 09/24/2014		1,816	1,685

Ineos Group Holdings PLC
7.001% due 10/07/2012		52	54

Newsday LLC
10.500% due 08/01/2013		500	529

Quintiles Transnational Corp.
5.000% due 06/08/2018		2,000	1,991

Texas Competitive Electric Holdings Co. LLC
4.690% due 10/10/2017		3,692	2,887
4.768% due 10/10/2017		3,917	3,063

Vodafone Group PLC
6.875% due 08/11/2015		1,500	1,553
6.875% due 08/17/2015		53	55

Total Bank Loan Obligations (Cost $16,425)			16,620

CORPORATE BONDS & NOTES 88.3%

BANKING & FINANCE 14.2%

Ally Financial, Inc.
4.500% due 02/11/2014		1,000	1,002
6.250% due 12/01/2017		1,500	1,495
6.750% due 12/01/2014		100	105
7.500% due 09/15/2020		1,500	1,575
8.000% due 03/15/2020		1,500	1,598
8.000% due 11/01/2031		2,525	2,704
8.300% due 02/12/2015		1,250	1,400

American International Group, Inc.
8.175% due 05/15/2068		1,000	1,096
8.625% due 05/22/2068	GBP	1,000	1,661

BAC Capital Trust VI
5.625% due 03/08/2035		$500	432

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	500	626

BAC Capital Trust XI
6.625% due 05/23/2036		$3,200	3,113

Barclays Bank PLC
7.434% due 09/29/2049 (e)		1,750	1,798
14.000% due 11/29/2049	GBP	1,500	3,039

Capital One Capital V
10.250% due 08/15/2039		$3,600	3,838

Cequel Communications Holdings I LLC
8.625% due 11/15/2017		1,500	1,568

CIT Group, Inc.
7.000% due 05/01/2014		1,115	1,130
7.000% due 05/01/2015		4,000	4,015
7.000% due 05/01/2016		4,000	3,990
7.000% due 05/01/2017		2,376	2,373

Citigroup Capital XXI
8.300% due 12/21/2077		725	743

Countrywide Capital III
8.050% due 06/15/2027		1,800	1,872

Credit Agricole S.A.
8.375% due 10/29/2049 (e)		2,000	2,100

E*Trade Financial Corp.
6.750% due 06/01/2016		300	296

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Motor Credit Co. LLC
5.625% due 09/15/2015		$2,000	$2,075
6.625% due 08/15/2017		2,250	2,394
8.000% due 06/01/2014		2,000	2,195
8.000% due 12/15/2016		3,625	4,083
8.125% due 01/15/2020		1,500	1,742
12.000% due 05/15/2015		250	310

HBOS PLC
6.750% due 05/21/2018		1,000	963

HSBC Finance Capital Trust IX
5.911% due 11/30/2035		300	285

ILFC E-Capital Trust II
6.250% due 12/21/2065		250	214

Ineos Finance PLC
9.000% due 05/15/2015		1,000	1,055
9.250% due 05/15/2015	EUR	475	720

International Lease Finance Corp.
5.875% due 05/01/2013		$300	309
6.250% due 05/15/2019		750	734
6.625% due 11/15/2013		3,000	3,120
6.750% due 09/01/2016		1,000	1,070
7.125% due 09/01/2018		1,750	1,881
8.625% due 09/15/2015		250	272
8.750% due 03/15/2017		1,075	1,178

Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	500	729

LBG Capital No.1 PLC
6.439% due 05/23/2020		500	631
7.625% due 10/14/2020		200	267
7.867% due 12/17/2019	GBP	500	744
7.875% due 11/01/2020		$2,500	2,362
8.000% due 12/29/2049		500	452
11.040% due 03/19/2020	GBP	250	432

LBG Capital No.2 PLC
9.125% due 07/15/2020		500	803

Lehman Brothers Holdings, Inc.
3.018% due 01/12/2012 (a)		$5,000	1,312
6.750% due 12/28/2017 (a)		1,250	2
7.500% due 05/11/2038 (a)		1,025	2

Marina District Finance Co., Inc.
9.500% due 10/15/2015		250	261
9.875% due 08/15/2018		500	521

MCE Finance Ltd.
10.250% due 05/15/2018		1,000	1,119

QBE Capital Funding III Ltd.
7.250% due 05/24/2041		750	753

RBS Capital Trust A
6.467% due 12/29/2049 (a)	EUR	350	406

Regions Bank
7.500% due 05/15/2018		$1,500	1,570

Regions Financial Corp.
7.375% due 12/10/2037		2,750	2,623

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049 (a)		250	226
7.640% due 03/29/2049 (a)		2,200	1,722

SLM Corp.
0.574% due 01/27/2014		1,025	973
4.802% due 01/31/2014		400	397
5.000% due 06/15/2018		450	426
5.050% due 11/14/2014		100	100
8.450% due 06/15/2018		1,625	1,785

Societe Generale S.A.
5.922% due 04/29/2049		350	303

Springleaf Finance Corp.
4.875% due 07/15/2012		1,000	998
6.900% due 12/15/2017		500	461

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towergate Finance PLC
8.500% due 02/15/2018	GBP	200	$319
10.500% due 02/15/2019		200	321

UBS AG
7.152% due 12/29/2049		600	892

UBS Preferred Funding Trust V
6.243% due 05/29/2049		$660	653

Wind Acquisition Finance S.A.
11.750% due 07/15/2017		3,650	4,152

			96,886

INDUSTRIALS 64.7%

Actuant Corp.
6.875% due 06/15/2017		300	308

Advanced Micro Devices, Inc.
7.750% due 08/01/2020		1,500	1,553

Affinion Group, Inc.
7.875% due 12/15/2018		1,500	1,410

Aguila 3 S.A.
7.875% due 01/31/2018		1,250	1,264

Alere, Inc.
8.625% due 10/01/2018		1,500	1,538

Aleris International, Inc.
7.625% due 02/15/2018		2,500	2,506

Alliant Techsystems, Inc.
6.875% due 09/15/2020		1,000	1,045

Allison Transmission, Inc.
7.125% due 05/15/2019		1,000	978
11.000% due 11/01/2015		1,250	1,338

AMC Networks, Inc.
7.750% due 07/15/2021		600	629

American Airlines Pass-Through Trust
7.858% due 04/01/2013		100	101

American Renal Holdings Co., Inc.
8.375% due 05/15/2018		425	435

American Stores Co.
7.100% due 03/20/2028		50	40
8.000% due 06/01/2026		1,375	1,258

AmeriGas Partners LP
7.125% due 05/20/2016		1,805	1,868

Ameristar Casinos, Inc.
7.500% due 04/15/2021		1,500	1,554

AMGH Merger Sub, Inc.
9.250% due 11/01/2018		1,250	1,325

Anadarko Petroleum Corp.
6.200% due 03/15/2040		500	508
6.450% due 09/15/2036		1,500	1,570

ARAMARK Corp.
3.773% due 02/01/2015		1,225	1,197
8.500% due 02/01/2015		1,500	1,566

Arch Coal, Inc.
7.000% due 06/15/2019		1,000	1,003
7.250% due 10/01/2020		500	511
7.250% due 06/15/2021		1,000	1,006

ARD Finance S.A.
11.125% due 06/01/2018 (b)		500	507

Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	1,000	1,463
9.250% due 10/15/2020		225	334

Armored Autogroup, Inc.
9.250% due 11/01/2018		$500	498

Associated Materials LLC
9.125% due 11/01/2017		2,000	2,000

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Audatex North America, Inc.
6.750% due 06/15/2018		$1,000	$1,010

Avaya, Inc.
7.000% due 04/01/2019		2,000	1,945

Basic Energy Services, Inc.
7.750% due 02/15/2019		500	504

Bausch & Lomb, Inc.
9.875% due 11/01/2015		1,000	1,065

BE Aerospace, Inc.
6.875% due 10/01/2020		1,000	1,053

Berry Petroleum Co.
6.750% due 11/01/2020		875	882
10.250% due 06/01/2014		1,025	1,176

Berry Plastics Corp.
5.028% due 02/15/2015		1,625	1,613
9.500% due 05/15/2018		1,500	1,496
9.750% due 01/15/2021		1,000	973

Beverage Packaging Holdings Luxembourg II S.A.
8.000% due 12/15/2016	EUR	2,000	2,748

BI-LO LLC
9.250% due 02/15/2019		$1,000	1,018

Biomet, Inc.
10.000% due 10/15/2017		500	548
10.375% due 10/15/2017 (b)		1,865	2,065
11.625% due 10/15/2017		3,250	3,616

Brickman Group Holdings, Inc.
9.125% due 11/01/2018		1,000	1,013

Brocade Communications Systems, Inc.
6.875% due 01/15/2020		1,000	1,083

Buccaneer Merger Sub, Inc.
9.125% due 01/15/2019		1,000	1,045

Building Materials Corp. of America
6.750% due 05/01/2021		2,000	2,015
6.875% due 08/15/2018		250	256
7.000% due 02/15/2020		900	947
7.500% due 03/15/2020		500	529

Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		1,000	1,010

Cablevision Systems Corp.
7.750% due 04/15/2018		325	348
8.000% due 04/15/2020		200	216

Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		2,500	2,269
11.250% due 06/01/2017		1,750	1,940

Calcipar S.A.
6.875% due 05/01/2018		500	504

Calumet Specialty Products Partners LP
9.375% due 05/01/2019		500	518

Capella Healthcare, Inc.
9.250% due 07/01/2017		1,000	1,060

Case New Holland, Inc.
7.875% due 12/01/2017		1,250	1,381

Catalent Pharma Solutions, Inc.
9.500% due 04/15/2015		1,500	1,508

CCO Holdings LLC
6.500% due 04/30/2021		1,000	991
7.875% due 04/30/2018		3,000	3,176

CDRT Merger Sub, Inc.
8.125% due 06/01/2019		1,000	1,002

Celanese U.S. Holdings LLC
6.625% due 10/15/2018		500	530

Cemex S.A.B. de C.V.
9.000% due 01/11/2018		2,500	2,556

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CF Industries, Inc.
6.875% due 05/01/2018		$1,500	$1,704
7.125% due 05/01/2020		1,000	1,166

Chart Industries, Inc.
9.125% due 10/15/2015		425	444

Chemtura Corp.
7.875% due 09/01/2018		1,000	1,053

Chesapeake Energy Corp.
7.250% due 12/15/2018		350	383
9.500% due 02/15/2015		3,500	4,078

Cie Generale de Geophysique-Veritas
6.500% due 06/01/2021		1,000	970
7.750% due 05/15/2017		500	518
9.500% due 05/15/2016		1,325	1,454

CityCenter Holdings LLC
7.625% due 01/15/2016		500	519
10.750% due 01/15/2017 (b)		1,000	1,042

Clear Channel Communications, Inc.
9.000% due 03/01/2021		1,000	963

Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		3,500	3,830

CNL Income Properties, Inc.
7.250% due 04/15/2019		1,500	1,365

Columbus McKinnon Corp.
7.875% due 02/01/2019		250	255

CommScope, Inc.
8.250% due 01/15/2019		2,000	2,070

Community Health Systems, Inc.
8.875% due 07/15/2015		3,000	3,098

Concho Resources, Inc.
6.500% due 01/15/2022		1,750	1,757
7.000% due 01/15/2021		750	778

Consol Energy, Inc.
8.000% due 04/01/2017		1,375	1,506
8.250% due 04/01/2020		750	821

Constellation Brands, Inc.
7.250% due 05/15/2017		1,500	1,639

Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	1,500	2,257
7.500% due 09/15/2017		500	758

Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		$80	80

Continental Airlines, Inc.
6.920% due 04/02/2013 (g)		191	190

Continental Resources, Inc.
7.125% due 04/01/2021		400	424
7.375% due 10/01/2020		250	267
8.250% due 10/01/2019		50	55

Corrections Corp. of America
7.750% due 06/01/2017		500	547

Cott Beverages, Inc.
8.125% due 09/01/2018		1,000	1,053

Crown Americas LLC
7.625% due 05/15/2017		2,050	2,196

Crown Castle International Corp.
7.125% due 11/01/2019		500	529

Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	175	261

CSC Holdings LLC
7.625% due 07/15/2018		$2,000	2,175
7.875% due 02/15/2018		3,000	3,293
8.625% due 02/15/2019		1,550	1,755

DaVita, Inc.
6.625% due 11/01/2020		1,250	1,278

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Del Monte Foods Co.
7.625% due 02/15/2019	$2,000	$2,030

Delta Air Lines, Inc.
9.500% due 09/15/2014	898	962

Denbury Resources, Inc.
8.250% due 02/15/2020	2,000	2,190
9.750% due 03/01/2016	50	56

Digicel Group Ltd.
10.500% due 04/15/2018	1,000	1,125

Digicel Ltd.
8.250% due 09/01/2017	3,000	3,128

DISH DBS Corp.
6.750% due 06/01/2021	1,000	1,030
7.000% due 10/01/2013	175	189
7.125% due 02/01/2016	4,055	4,298
7.750% due 05/31/2015	1,000	1,088
7.875% due 09/01/2019	2,000	2,168

Diversey, Inc.
8.250% due 11/15/2019	1,000	1,178

DJO Finance LLC
7.750% due 04/15/2018	2,500	2,500
9.750% due 10/15/2017	500	510

Dollar General Corp.
10.625% due 07/15/2015	1,000	1,056

Dynegy Holdings, Inc.
7.625% due 10/15/2026	325	221

Dynegy Roseton
7.670% due 11/08/2016	1,000	890

EH Holding Corp.
6.500% due 06/15/2019	500	511
7.625% due 06/15/2021	750	769

El Paso Corp.
7.000% due 06/15/2017	475	540
7.250% due 06/01/2018	500	564
7.750% due 01/15/2032	500	584
7.800% due 08/01/2031	1,150	1,348
8.050% due 10/15/2030	780	928

Eldorado Resorts LLC
8.625% due 06/15/2019	1,000	935

Energy Transfer Equity LP
7.500% due 10/15/2020	1,400	1,491

Enterprise Products Operating LLC
8.375% due 08/01/2066	4,000	4,334

Entravision Communications Corp.
8.750% due 08/01/2017	1,750	1,820

Exide Technologies
8.625% due 02/01/2018	1,000	1,045

Fibria Overseas Finance Ltd.
6.750% due 03/03/2021	500	526
7.500% due 05/04/2020	2,393	2,617

Fidelity National Information Services, Inc.
7.625% due 07/15/2017	750	800

First Data Corp.
8.250% due 01/15/2021	2,500	2,463
9.875% due 09/24/2015	51	53
12.625% due 01/15/2021	750	806

Florida East Coast Railway Corp.
8.125% due 02/01/2017	600	623

FMG Resources Pty. Ltd.
7.000% due 11/01/2015	525	538

Ford Motor Co.
9.215% due 09/15/2021	200	226

Forest Oil Corp.
7.250% due 06/15/2019	1,250	1,281
8.500% due 02/15/2014	1,000	1,090

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		$775	$881

Georgia-Pacific LLC
7.250% due 06/01/2028		150	167
7.375% due 12/01/2025		4,520	5,114
8.000% due 01/15/2024		2,000	2,378
8.875% due 05/15/2031		200	253

Giant Funding Corp.
8.250% due 02/01/2018		1,000	1,048

Goodyear Tire & Rubber Co.
8.250% due 08/15/2020		1,250	1,356
10.500% due 05/15/2016		618	698

Graham Packaging Co. LP
8.250% due 10/01/2018		750	838

Graphic Packaging International, Inc.
7.875% due 10/01/2018		1,000	1,065

Great Lakes Dredge & Dock Corp.
7.375% due 02/01/2019		500	495

HCA Holdings, Inc.
7.750% due 05/15/2021		1,000	1,043

HCA, Inc.
7.190% due 11/15/2015		180	182
7.250% due 09/15/2020		2,975	3,209
8.500% due 04/15/2019		800	888
9.625% due 11/15/2016 (b)		5,450	5,811
9.875% due 02/15/2017		829	926

Headwaters, Inc.
7.625% due 04/01/2019		1,250	1,144

HeidelbergCement Finance BV
8.500% due 10/31/2019	EUR	1,000	1,624

Hertz Corp.
6.750% due 04/15/2019		$2,000	1,990
7.375% due 01/15/2021		1,500	1,534

Hexion U.S. Finance Corp.
8.875% due 02/01/2018		2,500	2,612
9.000% due 11/15/2020		2,000	2,060

Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018		750	772

Huntsman International LLC
8.625% due 03/15/2021		1,500	1,639

IASIS Healthcare LLC
8.375% due 05/15/2019		1,500	1,485

Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	3,000	4,253
8.500% due 02/15/2016		$500	496

Insight Communications Co., Inc.
9.375% due 07/15/2018		2,750	3,032

Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		1,250	1,244
7.250% due 10/15/2020		1,750	1,746
7.500% due 04/01/2021		1,500	1,494
8.500% due 11/01/2019		750	797

Intelsat Luxembourg S.A.
11.250% due 02/04/2017		1,000	1,076
11.500% due 02/04/2017 (b)		3,096	3,335

Interactive Data Corp.
10.250% due 08/01/2018		1,500	1,639

Intergen NV
9.000% due 06/30/2017		2,895	3,076

Interline Brands, Inc.
7.000% due 11/15/2018		275	280

inVentiv Health, Inc.
10.000% due 08/15/2018		500	491

Jaguar Land Rover PLC
7.750% due 05/15/2018		400	404

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.125% due 05/15/2021		$450	$456

Jarden Corp.
7.500% due 05/01/2017		1,000	1,044

JMC Steel Group
8.250% due 03/15/2018		500	510

Kabel BW Erste Beteiligungs GmbH
5.721% due 03/15/2018	EUR	250	366
7.500% due 03/15/2019		$500	512
7.500% due 03/15/2019	EUR	750	1,124

Kinove German Bondco GmbH
9.625% due 06/15/2018		$1,250	1,309

Laredo Petroleum, Inc.
9.500% due 02/15/2019		750	793

Las Vegas Sands Corp.
6.375% due 02/15/2015		1,000	1,016

Live Nation Entertainment, Inc.
8.125% due 05/15/2018		1,025	1,040

Lyondell Chemical Co.
8.000% due 11/01/2017		1,618	1,804
11.000% due 05/01/2018		3,000	3,375

Manitowoc Co., Inc.
8.500% due 11/01/2020		1,750	1,877

MarkWest Energy Partners LP
6.750% due 11/01/2020		450	461

McClatchy Co.
11.500% due 02/15/2017		750	801

Meritor, Inc.
8.125% due 09/15/2015		1,500	1,571
10.625% due 03/15/2018		500	564

MGM Resorts International
6.625% due 07/15/2015		1,750	1,649
6.875% due 04/01/2016		450	424
7.500% due 06/01/2016		1,500	1,432
7.625% due 01/15/2017		1,000	968
9.000% due 03/15/2020		1,000	1,100
10.375% due 05/15/2014		250	285
11.125% due 11/15/2017		1,000	1,148
13.000% due 11/15/2013		350	417

Michael Foods, Inc.
9.750% due 07/15/2018		2,000	2,150

Michaels Stores, Inc.
7.750% due 11/01/2018		1,500	1,511

Momentive Performance Materials, Inc.
9.000% due 01/15/2021		500	512

Mueller Water Products, Inc.
8.750% due 09/01/2020		550	598

Multiplan, Inc.
9.875% due 09/01/2018		1,500	1,601

Musketeer GmbH
9.500% due 03/15/2021	EUR	500	776

Mylan, Inc.
7.625% due 07/15/2017		$700	766
7.875% due 07/15/2020		2,500	2,756

Nalco Co.
6.625% due 01/15/2019		1,000	1,030

Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	300	440

NBTY, Inc.
9.000% due 10/01/2018		$1,500	1,590

New Albertson's, Inc.
7.450% due 08/01/2029		1,250	1,041

Newfield Exploration Co.
6.625% due 09/01/2014		100	102
6.875% due 02/01/2020		1,050	1,121
7.125% due 05/15/2018		1,075	1,145

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NFR Energy LLC
9.750% due 02/15/2017		$1,500	$1,462

Nielsen Finance LLC
7.750% due 10/15/2018		2,500	2,638
11.500% due 05/01/2016		650	764

Novelis, Inc.
8.375% due 12/15/2017		2,500	2,681
8.750% due 12/15/2020		3,000	3,255

NPC International, Inc.
9.500% due 05/01/2014		1,275	1,300

NXP BV
9.750% due 08/01/2018		1,050	1,181

OGX Petroleo e Gas Participacoes S.A.
8.500% due 06/01/2018		2,000	2,067

OPTI Canada, Inc.
8.250% due 12/15/2014		1,280	538

Oshkosh Corp.
8.250% due 03/01/2017		175	189
8.500% due 03/01/2020		175	190

OXEA Finance & Cy S.C.A
9.500% due 07/15/2017		950	996
9.625% due 07/15/2017	EUR	712	1,098

Packaging Dynamics Corp.
8.750% due 02/01/2016		$500	510

Peabody Energy Corp.
6.500% due 09/15/2020		500	540

Petco Animal Supplies, Inc.
9.250% due 12/01/2018		1,500	1,601

Petrohawk Energy Corp.
7.250% due 08/15/2018		3,500	3,609

PHH Corp.
9.250% due 03/01/2016		500	549

Phillips-Van Heusen Corp.
7.375% due 05/15/2020		1,750	1,881

Pilgrim's Pride Corp.
7.875% due 12/15/2018		1,500	1,395

Pinnacle Entertainment, Inc.
8.625% due 08/01/2017		750	809

Pinnacle Foods Finance LLC
8.250% due 09/01/2017		2,750	2,867
9.250% due 04/01/2015		1,550	1,616

Pittsburgh Glass Works LLC
8.500% due 04/15/2016		500	516

Plains Exploration & Production Co.
7.000% due 03/15/2017		1,000	1,035
7.625% due 04/01/2020		1,500	1,582

Polymer Group, Inc.
7.750% due 02/01/2019		750	756

Polypore International, Inc.
7.500% due 11/15/2017		500	531

Production Resource Group, Inc.
8.875% due 05/01/2019		450	449

Quebecor Media, Inc.
7.750% due 03/15/2016		3,150	3,272

Quicksilver Resources, Inc.
9.125% due 08/15/2019		1,500	1,642

Quiksilver, Inc.
6.875% due 04/15/2015		750	733

QVC, Inc.
7.375% due 10/15/2020		1,000	1,058
7.500% due 10/01/2019		1,500	1,598

Radiation Therapy Services, Inc.
9.875% due 04/15/2017		950	954

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rain CII Carbon LLC
8.000% due 12/01/2018		$750	$802

Range Resources Corp.
5.750% due 06/01/2021		1,000	985
6.750% due 08/01/2020		750	780
7.500% due 10/01/2017		275	294

RBS Global, Inc.
8.500% due 05/01/2018		4,500	4,776

Refresco Group BV
7.375% due 05/15/2018	EUR	400	589

Regency Energy Partners LP
6.875% due 12/01/2018		$1,125	1,170

Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		350	343
7.125% due 04/15/2019		1,250	1,247
8.250% due 02/15/2021		1,500	1,410
8.500% due 10/15/2016		500	524
8.750% due 05/15/2018		2,175	2,148
9.000% due 04/15/2019		2,000	1,985

Rhodia S.A.
6.875% due 09/15/2020		1,000	1,176

Roadhouse Financing, Inc.
10.750% due 10/15/2017		1,000	1,055

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,525	1,567

Roofing Supply Group LLC
8.625% due 12/01/2017		750	753

RSC Equipment Rental, Inc.
8.250% due 02/01/2021		1,000	1,000

SandRidge Energy, Inc.
7.500% due 03/15/2021		2,000	2,028
8.000% due 06/01/2018		1,000	1,025
8.750% due 01/15/2020		500	535
9.875% due 05/15/2016		150	165

Sappi Papier Holding GmbH
6.625% due 04/15/2021		600	586

Scotts Miracle-Gro Co.
6.625% due 12/15/2020		500	514
7.250% due 01/15/2018		150	160

Sensata Technologies BV
6.500% due 05/15/2019		1,000	1,002

Simmons Foods, Inc.
10.500% due 11/01/2017		500	532

Smurfit Kappa Funding PLC
7.750% due 04/01/2015		125	127

Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	485

Snoqualmie Entertainment Authority
4.204% due 02/01/2014		1,000	905

Solutia, Inc.
7.875% due 03/15/2020		1,000	1,075

Sonat, Inc.
7.000% due 02/01/2018		500	554

Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		1,500	1,650

SPX Corp.
6.875% due 09/01/2017		750	806

Steel Dynamics, Inc.
7.625% due 03/15/2020		500	531

STHI Holding Corp.
8.000% due 03/15/2018		1,000	1,020

Styrolution GmbH
7.625% due 05/15/2016	EUR	750	1,071

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Suburban Propane Partners LP
7.375% due 03/15/2020		$275	$289

Sugarhouse HSP Gaming Prop Mezz LP
8.625% due 04/15/2016		250	259

SunGard Data Systems, Inc.
7.375% due 11/15/2018		2,000	2,010
7.625% due 11/15/2020		1,500	1,522
10.625% due 05/15/2015		525	571

Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	500	761

Sunrise Communications International S.A.
7.000% due 12/31/2017		475	706

Targa Resources Partners LP
7.875% due 10/15/2018		$1,000	1,060

Teck Resources Ltd.
10.750% due 05/15/2019 (e)		1,500	1,898

Telenet Finance Luxembourg S.C.A
6.375% due 11/15/2020	EUR	1,200	1,677

Tenet Healthcare Corp.
8.000% due 08/01/2020		$1,000	1,021
8.875% due 07/01/2019		2,000	2,218

Tenneco, Inc.
7.750% due 08/15/2018		500	526

Thermon Industries, Inc.
9.500% due 05/01/2017		360	388

Tomkins LLC
9.000% due 10/01/2018		2,500	2,706

TransDigm, Inc.
7.750% due 12/15/2018		2,500	2,638

Travelport LLC
9.000% due 03/01/2016		1,000	898

TreeHouse Foods, Inc.
7.750% due 03/01/2018		750	799

Trinidad Drilling Ltd.
7.875% due 01/15/2019		500	520

U.S. Foodservice
8.500% due 06/30/2019		1,000	975

UAL Pass-Through Trust
9.750% due 01/15/2017		923	1,054

UCI International, Inc.
8.625% due 02/15/2019		750	776

United Rentals North America, Inc.
8.375% due 09/15/2020		1,500	1,526

Universal City Development Partners Ltd.
8.875% due 11/15/2015		850	950

Universal Health Services, Inc.
7.000% due 10/01/2018		750	776

Univision Communications, Inc.
6.875% due 05/15/2019		2,000	1,990
7.875% due 11/01/2020		1,750	1,802
8.500% due 05/15/2021		2,500	2,506

UPC Holding BV
8.375% due 08/15/2020	EUR	2,000	2,958

UPCB Finance II Ltd.
6.375% due 07/01/2020		1,000	1,381

UPCB Finance III Ltd.
6.625% due 07/01/2020		$1,000	992

UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	1,900	2,821

USG Corp.
8.375% due 10/15/2018		$825	817

Valeant Pharmaceuticals International
6.750% due 10/01/2017		400	394

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 08/15/2021		$1,000	$955
6.875% due 12/01/2018		1,000	985
7.000% due 10/01/2020		2,000	1,945
7.250% due 07/15/2022		1,000	975

Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		2,800	2,905

Vertellus Specialties, Inc.
9.375% due 10/01/2015		1,000	1,038

Videotron Ltee
9.125% due 04/15/2018		500	561

VWR Funding, Inc.
10.250% due 07/15/2015 (b)		2,000	2,005

Warner Chilcott Co. LLC
7.750% due 09/15/2018		4,000	4,055

WCA Waste Corp.
7.500% due 06/15/2019		425	427

Windstream Corp.
7.000% due 03/15/2019		300	304
7.750% due 10/15/2020		1,000	1,052
7.750% due 10/01/2021		500	525
7.875% due 11/01/2017		750	800
8.125% due 09/01/2018		1,000	1,065

WMG Acquisition Corp.
9.500% due 06/15/2016		1,500	1,590

Wynn Las Vegas LLC
7.750% due 08/15/2020		1,500	1,637

Xefin Lux S.C.A.
8.000% due 06/01/2018	EUR	500	733

Ziggo Bond Co. BV
8.000% due 05/15/2018		2,000	2,987

Ziggo Finance BV
6.125% due 11/15/2017		725	1,036

			442,726

UTILITIES 9.4%

AES Corp.
7.375% due 07/01/2021		$1,750	1,778
7.750% due 10/15/2015		1,505	1,614
8.000% due 10/15/2017		500	532
8.000% due 06/01/2020		2,500	2,675
9.750% due 04/15/2016		700	798

AES Ironwood LLC
8.857% due 11/30/2025		2,168	2,212

AES Red Oak LLC
8.540% due 11/30/2019		1,085	1,123
9.200% due 11/30/2029		100	102

Calpine Corp.
7.500% due 02/15/2021		2,000	2,050
7.875% due 07/31/2020		1,750	1,838
7.875% due 01/15/2023		1,000	1,031

CMS Energy Corp.
8.750% due 06/15/2019		300	367

Covanta Holding Corp.
7.250% due 12/01/2020		500	525

Energy Future Holdings Corp.
10.000% due 01/15/2020		2,500	2,665

Expro Finance Luxembourg S.C.A
8.500% due 12/15/2016		1,500	1,455

Frontier Communications Corp.
6.625% due 03/15/2015		1,000	1,048
7.125% due 03/15/2019		1,125	1,159
7.875% due 04/15/2015		550	600
8.250% due 04/15/2017		275	300
8.500% due 04/15/2020		500	548
9.000% due 08/15/2031		1,025	1,056

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GenOn Energy, Inc.
7.875% due 06/15/2017	$375	$379

GenOn REMA LLC
9.237% due 07/02/2017	272	291
9.681% due 07/02/2026	300	321

Inergy LP
6.875% due 08/01/2021	400	400
7.000% due 10/01/2018	550	558

Masonite International Corp.
8.250% due 04/15/2021	1,750	1,748

MetroPCS Wireless, Inc.
6.625% due 11/15/2020	1,500	1,489

Midwest Generation LLC
8.560% due 01/02/2016	2,634	2,700

Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,297

NRG Energy, Inc.
7.375% due 01/15/2017	1,500	1,575
7.625% due 01/15/2018	1,500	1,506
7.875% due 05/15/2021	500	500
8.250% due 09/01/2020	2,250	2,306

NSG Holdings LLC
7.750% due 12/15/2025	1,581	1,557

Sithe Independence Funding Corp.
9.000% due 12/30/2013	235	240

Sprint Capital Corp.
6.900% due 05/01/2019 (e)	6,500	6,728
8.750% due 03/15/2032	1,750	1,903

Sprint Nextel Corp.
6.000% due 12/01/2016	3,000	3,011
8.375% due 08/15/2017	1,000	1,104

Telesat LLC
11.000% due 11/01/2015	2,140	2,351
12.500% due 11/01/2017	400	482

Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,775	1,864

Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018	450	482

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021	1,250	1,294

VimpelCom Holdings BV
7.504% due 03/01/2022	750	754

Virgin Media Finance PLC
9.500% due 08/15/2016	2,000	2,270

		64,586

Total Corporate Bonds & Notes (Cost $572,549)		604,198

MUNICIPAL BONDS & NOTES 0.0%

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	400	21

Total Municipal Bonds & Notes (Cost $40)		21

MORTGAGE-BACKED SECURITIES 2.3%

American Home Mortgage Assets
0.376% due 05/25/2046	127	72
0.396% due 10/25/2046	114	62
1.198% due 11/25/2046	582	271
6.250% due 06/25/2037	314	165

Bear Stearns Alt-A Trust
2.724% due 01/25/2035	13	10
5.142% due 11/25/2036	1,287	806

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
2.736% due 03/25/2034	$16	$16
4.986% due 07/25/2046	46	31

Countrywide Alternative Loan Trust
0.366% due 05/25/2047	257	141
0.381% due 12/20/2046	332	177
0.396% due 03/20/2046	144	83
0.396% due 07/20/2046	116	49
0.416% due 05/20/2046	215	95
1.278% due 12/25/2035	221	137
5.473% due 10/25/2035	97	63
5.621% due 02/25/2037	116	81

Countrywide Home Loan Mortgage Pass-Through Trust
0.506% due 03/25/2035	109	66
5.471% due 05/20/2036	756	512

Downey Savings & Loan Association Mortgage Loan Trust
0.436% due 03/19/2045	35	24

First Horizon Alternative Mortgage Securities
2.367% due 09/25/2035	128	91

GSR Mortgage Loan Trust
2.754% due 05/25/2035	2,687	1,836
2.867% due 04/25/2035	16	13
5.750% due 03/25/2036	491	470

Harborview Mortgage Loan Trust
0.366% due 07/19/2046	121	71
0.386% due 09/19/2046	45	28
0.426% due 03/19/2036	1,008	599
1.128% due 12/19/2036	51	28
5.750% due 08/19/2036	93	56

Indymac IMSC Mortgage Loan Trust
6.000% due 07/25/2037	1,162	917

Indymac INDA Mortgage Loan Trust
5.410% due 03/25/2037	2,355	1,674

Indymac Index Mortgage Loan Trust
5.165% due 05/25/2036	4,091	3,246

Luminent Mortgage Trust
0.356% due 12/25/2036	63	39
0.366% due 12/25/2036	44	25

MASTR Adjustable Rate Mortgages Trust
0.396% due 04/25/2046	35	20

Residential Accredit Loans, Inc.
0.346% due 01/25/2037	2,155	1,277
3.045% due 03/25/2035	53	37
3.102% due 02/25/2035	70	53
5.500% due 02/25/2036 (a)	723	406

Residential Asset Securitization Trust
0.586% due 01/25/2046 (a)	490	219

Structured Asset Mortgage Investments, Inc.
0.406% due 09/25/2047	1,000	395
0.496% due 09/25/2045	116	72

Suntrust Alternative Loan Trust
0.536% due 04/25/2036	167	63

WaMu Mortgage Pass-Through Certificates
0.978% due 02/25/2047	119	76
0.978% due 03/25/2047	124	78
1.038% due 04/25/2047	63	44
1.098% due 12/25/2046	58	36
5.302% due 12/25/2036	738	545
5.640% due 02/25/2037	55	40
5.686% due 10/25/2036	417	343
5.835% due 09/25/2036	45	34

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.248% due 05/25/2046	50	27

Total Mortgage-Backed Securities (Cost $14,132)		15,719

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.1%

Argent Securities, Inc.
1.236% due 12/25/2033	$286	$230

Credit-Based Asset Servicing & Securitization LLC
0.256% due 01/25/2037	109	31

GSAMP Trust
0.336% due 08/25/2036	100	49

Mid-State Trust
7.791% due 03/15/2038	26	25

Morgan Stanley ABS Capital I
0.326% due 05/25/2037	100	35

Structured Asset Securities Corp.
0.336% due 05/25/2037	109	103
0.486% due 06/25/2035	342	226

Total Asset-Backed Securities (Cost $703)		699

	SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%

Dex One Corp. (c)	67,167	170

Total Common Stocks (Cost $2,082)		170

CONVERTIBLE PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%

Wells Fargo & Co.
7.500% due 12/31/2049	3,200	3,392

Total Convertible Preferred Securities (Cost $1,980)		3,392

PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.5%

ABN AMRO North America Capital Funding Trust I
1.301% due 12/31/2049	800	551

Ally Financial, Inc.
7.000% due 12/31/2049	1,750	1,645

GMAC Capital Trust I
8.125% due 02/15/2040	50,000	1,284

		3,480

INDUSTRIALS 0.2%

Las Vegas Sands Corp.
10.000% due 12/31/2049	13,800	1,555

Total Preferred Securities (Cost $4,822)		5,035

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.2%

REPURCHASE AGREEMENTS 0.5%

Morgan Stanley & Co., Inc.
0.010% due 07/01/2011	$2,000	2,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 02/28/2013 valued at $2,047. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2011	1,369	1,369
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,400. Repurchase proceeds are $1,369.)

		3,369

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 4.7%
3,177,676	$31,837

Total Short-Term Instruments (Cost $35,206)	35,206

Total Investments 99.5% (Cost $647,939)	$681,060

Other Assets and Liabilities (Net) 0.5%	3,081

Net Assets 100.0%	$684,141

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Non-income producing security.
(d)	Affiliated to the Portfolio.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $2,874 at a weighted average interest rate of 0.380%. On June 30, 2011, securities valued at $12,524 were pledged as collateral for reverse repurchase agreements.
(f)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
AES Corp.	CSFB	5.000%	03/20/2014	2.123%	$1,000	$77	$(95)	$172
Ally Financial, Inc.	DUB	5.000%	03/20/2012	1.459%	200	5	(31)	36
Ally Financial, Inc.	MSC	6.560%	12/20/2012	2.146%	1,500	99	0	99
Community Health Systems, Inc.	CITI	5.000%	09/20/2014	4.355%	200	4	(18)	22
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	3.902%	1,150	34	(105)	139
El Paso Corp.	CSFB	5.000%	12/20/2014	0.980%	2,500	346	(75)	421
El Paso Corp.	GSC	5.000%	09/20/2014	0.906%	3,000	394	(285)	679
GenOn Energy, Inc.	CITI	5.000%	09/20/2014	4.866%	1,100	6	(121)	127
GenOn Energy, Inc.	GSC	5.000%	09/20/2014	4.866%	300	1	(56)	57
GenOn Energy, Inc.	MSC	5.000%	12/20/2014	5.167%	300	(1)	(30)	29
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	0.791%	550	70	(55)	125
HCA, Inc.	BOA	5.000%	03/20/2014	1.801%	1,000	83	(150)	233
NRG Energy, Inc.	GSC	4.200%	09/20/2013	1.930%	100	5	0	5
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	0.526%	600	26	0	26
SLM Corp.	BCLY	5.000%	12/20/2013	1.864%	650	50	(72)	122
SLM Corp.	BOA	5.000%	09/20/2014	2.267%	800	69	(112)	181
SLM Corp.	DUB	5.000%	06/20/2012	0.851%	500	21	(65)	86
SLM Corp.	DUB	5.000%	09/20/2014	2.267%	300	26	(34)	60

						$1,315	$(1,304)	$2,619

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015	$5,000	$169	$(12)	$181
CDX.HY-15 5-Year Index	CSFB	5.000%	12/20/2015	600	21	17	4
CDX.HY-15 5-Year Index	GSC	5.000%	12/20/2015	1,000	33	28	5
CDX.HY-15 5-Year Index	MSC	5.000%	12/20/2015	24,300	818	699	119
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016	8,500	150	5	145
CDX.HY-16 5-Year Index	DUB	5.000%	06/20/2016	500	8	1	7
CDX.HY-16 5-Year Index	MSC	5.000%	06/20/2016	2,250	39	11	28
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	1,061	12	0	12

					$1,250	$749	$501

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	34,100	$(834)	$(76)	$(758)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		3,400	(79)	(24)	(55)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		20,700	(182)	(25)	(157)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,800	120	12	108
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		2,200	147	8	139
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,800	120	12	108

							$(708)	$(93)	$(615)

(g)	Restricted securities as of June 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$185	$190	0.03%

(h)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	1,539	08/2011	BCLY	$0	$(17)	$(17)
Buy		1,539	08/2011	UBS	28	0	28
Buy		1,539	09/2011	BCLY	17	0	17
Buy	CNY	680	11/2011	BCLY	0	0	0
Buy		4,093	11/2011	CITI	5	0	5
Buy		2,541	11/2011	JPM	0	(1)	(1)
Buy		5,573	02/2012	DUB	8	0	8
Sell	EUR	449	07/2011	BCLY	0	(10)	(10)
Buy		853	07/2011	BNP	0	(2)	(2)
Buy		168	07/2011	CITI	3	0	3
Sell		753	07/2011	CITI	0	(22)	(22)
Sell		10,591	07/2011	CSFB	0	(82)	(82)
Sell		1,333	07/2011	HSBC	43	0	43
Sell		8,555	07/2011	JPM	0	(58)	(58)
Sell		205	07/2011	RBC	0	(3)	(3)
Buy		1,148	07/2011	RBS	15	0	15
Sell		7,000	07/2011	RBS	0	(62)	(62)
Sell	GBP	1,698	09/2011	BCLY	53	0	53
Buy		253	09/2011	CITI	0	(6)	(6)
Sell		1,697	09/2011	CITI	56	0	56
Sell		1,672	09/2011	UBS	64	0	64

					$292	$(263)	$29

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$15,546	$1,074	$16,620
Corporate Bonds & Notes
Banking & Finance	0	96,886	0	96,886
Industrials	0	440,411	2,315	442,726
Utilities	0	61,274	3,312	64,586
Municipal Bonds & Notes
Puerto Rico	0	21	0	21
Mortgage-Backed Securities	0	15,719	0	15,719
Asset-Backed Securities	0	699	0	699
Common Stocks
Consumer Discretionary	170	0	0	170

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Convertible Preferred Securities
Banking & Finance	$3,392	$0	$0	$3,392
Preferred Securities
Banking & Finance	0	3,480	0	3,480
Industrials	0	1,555	0	1,555
Short-Term Instruments
Repurchase Agreements	0	3,369	0	3,369
PIMCO Short-Term Floating NAV Portfolio	31,837	0	0	31,837
	$35,399	$638,960	$6,701	$681,060

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$3,120	$0	$3,120
Foreign Exchange Contracts	0	292	0	292
Interest Rate Contracts	0	355	0	355
	$0	$3,767	$0	$3,767

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	$0	$(263)	$0	$(263)
Interest Rate Contracts	0	(970)	0	(970)
	$0	$(1,233)	$0	$(1,233)

Totals	$35,399	$641,494	$6,701	$683,594

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (8)
Investments, at value
Warrants
Energy	$58	$0	$(61)	$0	$27	$(24)	$0	$0	$0	$0
Utilities	50	0	(79)	0	(1,623)	1,652	0	0	0	0
Bank Loan Obligations	0	1,076	0	0	0	(2)	0	0	1,074	(2)
Corporate Bonds & Notes
Industrials	2,772	0	(392)	8	(48)	(25)	0	0	2,315	(66)
Utilities	3,541	0	(264)	(3)	(4)	42	0	0	3,312	40

	$6,421	$1,076	$(796)	$5	$(1,648)	$1,643	$0	$0	$6,701	$(28)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair	Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$292	$0	$292
Unrealized appreciation on swap agreements	0	3,120	0	0	355	3,475

	$0	$3,120	$0	$292	$355	$3,767

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$263	$0	$263
Unrealized depreciation on swap agreements	0	0	0	0	970	970

	$0	$0	$0	$263	$970	$1,233

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$1,738	$0	$0	$0	$1,738
Net realized (loss) on foreign currency transactions	0	0	0	(1,733)	0	(1,733)

	$0	$1,738	$0	$(1,733)	$0	$5

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$0	$(239)	$0	$0	$(66)	$(305)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(1,209)	0	(1,209)

	$0	$(239)	$0	$(1,209)	$(66)	$(1,514)

(1)	See note 5 in the Notes to Financial Statements for additional information.

(k)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$61	$0	$61
BNP	(2)	0	(2)
BOA	222	(260)	(38)
CITI	241	(260)	(19)
CSFB	362	(500)	(138)
DUB	80	0	80
GSC	388	(550)	(162)
HSBC	163	0	163
JPM	88	(400)	(312)
MLP	120	(50)	70
MSC	121	0	121
RBC	(3)	0	(3)
RBS	(47)	0	(47)
UBS	92	0	92

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	June 30, 2011	19

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements

20	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

Semiannual Report	June 30, 2011	21

Notes to Financial Statements (Cont.)

4.  SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities.

A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statement of Assets and Liabilities.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(e) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended June 30, 2011 are disclosed in the Notes to the Schedule of Investments.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the

Administrator, PIMCO bears the costs of various third-party services, including audit,

custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation	Market Value 06/30/2011	Dividend Income
$ 30,043	$211,473	$(209,700)	$19	$2	$31,837	$73

Semiannual Report	June 30, 2011	25

Notes to Financial Statements (Cont.)

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$5,711	$11,928	$259,685	$257,774

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	138	$1,098	160	$1,210
Administrative Class	22,869	180,094	59,340	446,404
Advisor Class	2,449	19,252	6,287	47,425
Issued as reinvestment of distributions
Institutional Class	21	165	34	252
Administrative Class	3,061	24,138	5,512	41,654
Advisor Class	102	803	125	956
Cost of shares redeemed
Institutional Class	(47)	(373)	(117)	(885)
Administrative Class	(26,554)	(208,838)	(52,020)	(390,503)
Advisor Class	(3,378)	(26,490)	(4,656)	(35,008)
Net increase (decrease) resulting from Portfolio share Transactions	(1,339)	$(10,151)	14,665	$111,505

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held*
Institutional Class	1	99
Administrative Class	3	71
Advisor Class	2	97

*	Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the

Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/ (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$41,448	$ (8,327)	$33,121

26	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2011	27

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	USD	United States Dollar
CNY	Chinese Renminbi	GBP	British Pound

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	ALT	Alternate Loan Trust	CDI	Brazil Interbank Deposit Rate

28	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS37_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Long-Term U.S. Government Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	52.0%
Short-Term Instruments	25.6%
U.S. Government Agencies	16.0%
Mortgage-Backed Securities	4.2%
Corporate Bonds & Notes	0.8%
Other	1.4%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/30/1999)
PIMCO Long Term U.S. Government Portfolio Administrative Class	2.82%	-0.04%	8.53%	7.60%	7.52%
Barclays Capital Long-Term Treasury Index±	2.32%	-1.14%	7.26%	6.86%	6.75%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.625% for Administrative Class shares.

± Barclays Capital Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,028.21	$1,021.67
Expenses Paid During Period†	$3.17	$3.16
Net Annualized Expense Ratio	0.625%	0.625%

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

A below benchmark duration (or sensitivity to changes in market interest rates) was a significant detractor from performance as U.S. Treasury yields fell across the majority of the maturities over the reporting period.

»	The Portfolio’s emphasis on the short-term portion of the yield curve benefited relative performance as the two- to thirty-year yield spread steepened over the reporting period.

»	An out-of-benchmark allocation to municipal bonds contributed to performance as municipal bonds outperformed like-duration U.S. Treasuries during the reporting period.

»	An out-of-benchmark allocation to long-term Agencies added to performance as they outperformed like-duration U.S. Treasuries during the reporting period.

»	An out-of-benchmark allocation to U.S. Treasury Inflation-Protected Securities added to performance as they outperformed long-duration U.S. Treasuries during the reporting period.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Long-Term U.S. Government Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Administrative Class
Net asset value beginning of year or period	$10.99		$10.44	$12.23	$10.94	$10.43	$11.00
Net investment income (a)	0.17		0.37	0.42	0.41	0.48	0.46
Net realized/unrealized gain (loss) on investments	0.14		0.84	(0.94)	1.42	0.50	(0.34)
Total income (loss) from investment operations	0.31		1.21	(0.52)	1.83	0.98	0.12
Dividends from net investment income	(0.18)		(0.42)	(0.43)	(0.41)	(0.47)	(0.46)
Distributions from net realized capital gains	0.00		(0.24)	(0.84)	(0.13)	0.00	(0.23)
Total distributions	(0.18)		(0.66)	(1.27)	(0.54)	(0.47)	(0.69)
Net asset value end of year or period	$11.12		$10.99	$10.44	$12.23	$10.94	$10.43
Total return	2.82%		11.60%	(4.39)%	17.29%	9.75%	1.15%
Net assets end of year or period (000s)	$136,045		$133,568	$167,615	$141,575	$125,434	$100,762
Ratio of expenses to average net assets	0.625	%*	0.625%	0.635%	0.635%	0.625%	0.625%
Ratio of expenses to average net assets excluding interest expense	0.625	%*	0.625%	0.625%	0.625%	0.625%	0.625%
Ratio of net investment income to average net assets	3.17	%*	3.31%	3.69%	3.73%	4.58%	4.34%
Portfolio turnover rate	244	%**	344%**	523%	338%	188%	785%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$150,091
Investments in Affiliates, at value	33,510
Repurchase agreements, at value	18,242
Deposits with counterparty	6
Receivable for investments sold	371
Receivable for Portfolio shares sold	3
Interest and dividends receivable	1,349
Dividends receivable from Affiliates	1
Variation margin receivable	20
203,593

Liabilities:
Payable for investments in Affiliates purchased	$2
Payable for investments purchased on a delayed-delivery basis	60,504
Payable for Portfolio shares redeemed	263
Written options outstanding	91
Deposits from counterparty	322
Accrued related party fees	71
Other liabilities	121
61,374

Net Assets	$142,219

Net Assets Consist of:
Paid in capital	$143,097
(Overdistributed) net investment income	(95)
Accumulated undistributed net realized (loss)	(1,385)
Net unrealized appreciation	602
$142,219

Net Assets:
Institutional Class	$1,922
Administrative Class	136,045
Advisor Class	4,252

Shares Issued and Outstanding:
Institutional Class	173
Administrative Class	12,239
Advisor Class	382

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.12
Administrative Class	11.12
Advisor Class	11.12

Cost of Investments	$149,693
Cost of Investments in Affiliates	$33,510
Cost of Repurchase Agreements	$18,242
Premiums Received on Written Options	$126

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$2,555
Dividends from Affiliate investments	8
Total Income	2,563

Expenses:
Investment advisory fees	151
Supervisory and administrative fees	167
Servicing fees – Administrative Class	96
Distribution and/or servicing fees – Advisor Class	4
Trustees’ fees	1
Total Expenses	419

Net Investment Income	2,144

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,232
Net realized gain on Affiliate investments	4
Net realized gain on futures contracts, written options and swaps	199
Net change in unrealized (depreciation) on investments	(176)
Net change in unrealized appreciation on futures contracts, written options and swaps	251
Net Gain	1,510

Net Increase in Net Assets Resulting from Operations	$3,654

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,144	$4,710
Net realized gain	1,431	4,569
Net realized gain on Affiliate investments	4	11
Net change in unrealized appreciation	75	5,779
Net increase resulting from operations	3,654	15,069

Distributions to Shareholders:
From net investment income
Institutional Class	(31)	(57)
Administrative Class	(2,113)	(5,156)
Advisor Class	(54)	(41)
From net realized capital gains
Institutional Class	0	(42)
Administrative Class	0	(2,896)
Advisor Class	0	(62)

Total Distributions	(2,198)	(8,254)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	2,419	(37,204)

Total Increase (Decrease) in Net Assets	3,875	(30,389)

Net Assets:
Beginning of period	138,344	168,733
End of period*	$142,219	$138,344

*Including (overdistributed) net investment income of:	$(95)	$(41)

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 1.2%

BANKING & FINANCE 0.9%

American International Group, Inc.
8.250% due 08/15/2018	$200	$229

Goldman Sachs Group, Inc.
0.450% due 02/06/2012	700	700

U.S. Trade Funding Corp.
4.260% due 11/15/2014	273	286

		1,215

INDUSTRIALS 0.3%

Cal Dive I- Title XI, Inc.
4.930% due 02/01/2027	417	443

Total Corporate Bonds & Notes (Cost $1,631)		1,658

MUNICIPAL BONDS & NOTES 1.0%

CONNECTICUT 0.2%

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	300	318

IOWA 0.2%

Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	300	323

NEW YORK 0.3%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	400	408

OHIO 0.1%

Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	187

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	26

WASHINGTON 0.2%

King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	202

Total Municipal Bonds & Notes (Cost $1,378)		1,464

U.S. GOVERNMENT AGENCIES 22.6%

Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	1,700	1,002
0.246% due 07/25/2037	64	63
0.669% due 08/25/2021	10	10
0.819% due 08/25/2022	4	5
1.086% due 04/25/2032	14	14
1.119% due 04/25/2021	1	2
2.351% due 01/01/2033	13	14
4.250% due 05/25/2037	60	57
4.375% due 03/15/2013	4,300	4,587
4.500% due 08/25/2018 - 06/25/2019	270	287
5.000% due 04/25/2032 - 08/25/2033	307	321
5.375% due 04/11/2022	1,200	1,242
5.500% due 12/25/2035	110	120
6.000% due 01/25/2036	600	669

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.080% due 09/01/2028	$64	$74
6.500% due 07/25/2031	439	498

Farmer Mac
7.440% due 07/25/2011	60	59

Federal Farm Credit Bank
5.050% due 03/28/2019	400	461
5.150% due 03/25/2020	250	285
5.160% due 03/14/2022	2,400	2,654

Federal Home Loan Bank
5.500% due 07/15/2036	200	220
6.000% due 02/12/2021	50	60
6.125% due 06/08/2018	80	97

Federal Housing Administration
6.896% due 07/01/2020	235	234

Financing Corp.
0.000% due 09/26/2019	1,500	1,150
10.700% due 10/06/2017	650	950

Freddie Mac
0.000% due 03/15/2031	1,200	453
0.587% due 01/15/2033	36	36
0.888% due 02/15/2027	8	8
1.188% due 02/15/2021	12	12
1.484% due 10/25/2044	73	73
4.000% due 06/15/2032	332	311
5.400% due 03/17/2021	1,000	1,120
5.500% due 08/15/2030 - 02/15/2034	748	825
5.625% due 11/23/2035	600	632
7.000% due 07/15/2023 - 12/01/2031	31	36
8.250% due 06/01/2016	350	427

Ginnie Mae
2.625% due 08/20/2030	8	8
5.500% due 01/20/2036	673	743
6.000% due 08/20/2033	1,598	1,817

Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	2,500	1,587
5.500% due 04/26/2024	400	464

Overseas Private Investment Corp.
4.736% due 03/15/2022	328	334

Private Export Funding Corp.
5.000% due 12/15/2016	500	572

Residual Funding Corp. Principal Strip
0.000% due 10/15/2019 - 01/15/2021	3,300	2,502

Resolution Funding Corp. Interest Strip
0.000% due 01/15/2020 -
04/15/2029	4,100	2,128

Small Business Administration
5.240% due 08/01/2023	457	486
5.290% due 12/01/2027	396	431

Tennessee Valley Authority
0.000% due 05/01/2030	800	315
4.625% due 09/15/2060	400	377
4.875% due 01/15/2048	800	797
5.880% due 04/01/2036	500	576

Total U.S. Government Agencies (Cost $29,871)		32,205

U.S. TREASURY OBLIGATIONS 73.7%

Treasury Inflation Protected Securities (a)
2.375% due 01/15/2025	179	206
2.375% due 01/15/2027	335	382
2.500% due 01/15/2029	314	365
3.625% due 04/15/2028	1,668	2,198
3.875% due 04/15/2029	137	188

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Bonds
3.500% due 02/15/2039	$4,700	$4,038
4.375% due 11/15/2039	35,400	35,428
4.750% due 02/15/2037	1,700	1,819
4.750% due 02/15/2041	1,700	1,807
5.375% due 02/15/2031	1,200	1,406
5.500% due 08/15/2028	13,400	15,904
6.125% due 11/15/2027	13,700	17,320
6.250% due 08/15/2023	4,370	5,541

U.S. Treasury Notes
4.250% due 08/15/2013	3,700	3,993

U.S. Treasury Strips
0.000% due 11/15/2024	200	116
0.000% due 08/15/2026	1,400	732
0.000% due 11/15/2027	2,000	992
0.000% due 02/15/2028	9,000	4,333
0.000% due 08/15/2028	900	430
0.000% due 11/15/2028	200	94
0.000% due 05/15/2032	100	38
0.000% due 11/15/2032	3,300	1,237
0.000% due 02/15/2033	1,700	629
0.000% due 05/15/2033	1,400	511
0.000% due 11/15/2033	600	213
0.000% due 05/15/2034	1,600	554
0.000% due 05/15/2037	900	266
0.000% due 05/15/2039 (c)	7,400	2,012
0.000% due 11/15/2040	8,400	2,121

Total U.S. Treasury Obligations (Cost $106,337)		104,873

MORTGAGE-BACKED SECURITIES 6.0%

American Home Mortgage Investment Trust
2.021% due 09/25/2035	50	50

Banc of America Commercial Mortgage, Inc.
5.634% due 07/10/2046	800	876

Bear Stearns Adjustable Rate Mortgage Trust
2.654% due 04/25/2033	34	33
2.710% due 03/25/2035	262	247
2.726% due 04/25/2033	160	154
2.827% due 10/25/2035	500	459
2.860% due 02/25/2034	46	42
2.864% due 01/25/2034	27	27

Citigroup Mortgage Loan Trust, Inc.
2.660% due 10/25/2035	558	461

Countrywide Alternative Loan Trust
0.396% due 05/25/2035	104	65
5.500% due 10/25/2033	1,530	1,540

Countrywide Home Loan Mortgage Pass-Through Trust
0.506% due 03/25/2035	195	118
0.526% due 06/25/2035	1,344	1,219

Credit Suisse First Boston Mortgage Securities Corp.
2.431% due 07/25/2033	47	44
2.678% due 11/25/2032	10	9

First Horizon Asset Securities, Inc.
2.706% due 12/25/2033	44	43

First Republic Mortgage Loan Trust
0.537% due 11/15/2031	154	149

GMAC Mortgage Corp. Loan Trust
2.958% due 06/25/2034	55	47

GS Mortgage Securities Corp. II
1.142% due 03/06/2020	145	144

Harborview Mortgage Loan Trust
0.316% due 04/19/2038	106	67
0.406% due 05/19/2035	82	55
2.840% due 07/19/2035	90	77

Impac CMB Trust
5.067% due 09/25/2034	394	387

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Mortgage Trust
2.967% due 07/25/2035	$452	$445

MASTR Asset Securitization Trust
5.500% due 09/25/2033	157	165

Residential Accredit Loans, Inc.
0.586% due 01/25/2033	13	13
0.586% due 03/25/2033	39	35
6.000% due 06/25/2036	159	99

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	19	19

Sequoia Mortgage Trust
0.536% due 07/20/2033	189	177

Structured Adjustable Rate Mortgage Loan Trust
0.406% due 05/25/2037	222	131

Structured Asset Mortgage Investments, Inc.
0.846% due 09/19/2032	180	158
1.026% due 10/19/2033	53	43

Wachovia Bank Commercial Mortgage Trust
0.277% due 09/15/2021	51	49
5.572% due 10/15/2048	300	324

WaMu Mortgage Pass-Through Certificates
0.416% due 04/25/2045	71	59
1.278% due 08/25/2046	487	321
1.678% due 08/25/2042	5	5
2.859% due 10/25/2046	138	101

Washington Mutual MSC Mortgage Pass-Through Certificates
2.140% due 02/25/2031	1	1
2.283% due 02/25/2033	3	3
2.350% due 02/25/2033	3	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.350% due 05/25/2033	$11	$9

Total Mortgage-Backed Securities (Cost $9,067)		8,472

ASSET-BACKED SECURITIES 1.0%

Bear Stearns Asset-Backed Securities Trust
1.186% due 11/25/2042	103	92

HSI Asset Securitization Corp. Trust
0.236% due 12/25/2036	4	4

L.A. Arena Funding LLC
7.656% due 12/15/2026	69	73

Renaissance Home Equity Loan Trust
0.626% due 08/25/2033	9	8
0.686% due 12/25/2033	45	38

SLM Student Loan Trust
0.384% due 04/25/2017	25	25
1.774% due 04/25/2023	1,113	1,150

Specialty Underwriting & Residential Finance
0.866% due 01/25/2034	12	10

Structured Asset Securities Corp.
0.476% due 01/25/2033	16	14

Total Asset-Backed Securities (Cost $1,404)		1,414

SHORT-TERM INSTRUMENTS 36.4%

REPURCHASE AGREEMENTS 12.8%

Banc of America Securities LLC
0.010% due 07/01/2011	17,200	17,200
(Dated 06/30/2011. Collateralized by U.S. Treasury Bonds 4.375% due 02/15/2038 valued at $17,821. Repurchase proceeds are $17,200.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 07/01/2011	$1,042	$1,042
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,065. Repurchase proceeds are $1,042.)

		18,242

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 23.6%
	3,344,617	33,510

Total Short-Term Instruments (Cost $51,752)		51,752

PURCHASED OPTIONS (d) 0.0%
(Cost $5)		5

Total Investments 141.9% (Cost $201,445)		$201,843

Written Options (e) (0.1%) (Premiums $126)		(91)

Other Assets and Liabilities (Net) (41.8%)		(59,533)

Net Assets 100.0%		$142,219

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Affiliated to the Portfolio.
(c)	Securities with an aggregate market value of $416 and cash of $6 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2012	40	$56
90-Day Eurodollar March Futures	Long	03/2012	160	140
90-Day Eurodollar September Futures	Long	09/2011	85	126
90-Day Eurodollar September Futures	Long	09/2011	54	1
U.S. Treasury 30-Year Bond September Futures	Long	09/2011	18	(33)

				$290

(d)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$	2,000	$5	$5

(e)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	37	$24	$(2)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	37	17	(29)

				$41	$(31)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	2,000	$11	$(12)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011		1,100	2	(2)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011		1,100	5	(2)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		2,500	17	(15)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011		2,500	28	(22)

								$63	$(53)

Inflation Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$2,400	$22	$(7)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2010	74	$4,400	$74
Sales	74	9,200	90
Closing Buys	(74)	(2,000)	(38)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2011	74	$11,600	$126

(f)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,215	$0	$1,215
Industrials	0	443	0	443
Municipal Bonds & Notes
Connecticut	0	318	0	318
Iowa	0	323	0	323
New York	0	408	0	408
Ohio	0	187	0	187
Puerto Rico	0	26	0	26
Washington	0	202	0	202
U.S. Government Agencies	0	31,912	293	32,205
U.S. Treasury Obligations	0	104,873	0	104,873
Mortgage-Backed Securities	0	8,472	0	8,472
Asset-Backed Securities	0	1,414	0	1,414
Short-Term Instruments
Repurchase Agreements	0	18,242	0	18,242

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
PIMCO Short-Term Floating NAV Portfolio	$33,510	$0	$0	$33,510
Purchased Options
Interest Rate Contracts	0	5	0	5
	$33,510	$168,040	$293	$201,843

Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	$323	$0	$0	$323

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(33)	$(84)	$(7)	$(124)

Totals	$33,800	$167,956	$286	$202,042

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
U.S. Government Agencies	$331	$0	$(38)	$0	$0	$0	$0	$0	$293	$293

Financial Derivative Instruments(7) - Liabilities
Interest Rate Contracts	$(24)	$0	$0	$0	$0	$17	$0	$0	$(7)	$17

Totals	$307	$0	$(38)	$0	$0	$17	$0	$0	$286	$310

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

June 30, 2011 (Unaudited)

(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(g)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$5	$5
Variation margin receivable(2)	0	0	0	0	20	20

	$0	$0	$0	$0	$25	$25

Liabilities:
Written options outstanding	$0	$0	$0	$0	$91	$91

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$0	$0	$0	$199	$199

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(8)	$(8)
Net change in unrealized appreciation on futures contracts, written options and swaps	0	0	0	0	251	251

	$0	$0	$0	$0	$243	$243

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $290 as reported in the Notes to Schedule of Investments.

(h)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
CITI	$(7)	$0	$(7)
GSC	(7)	0	(7)
MSC	(37)	0	(37)
RBS	(4)	0	(4)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  ORGANIZATION

The PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Semiannual Report	June 30, 2011	15

Notes to Financial Statements (Cont.)

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as options contracts or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically

16	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed-income securities sold at a discount to face value and offer no interest payments; rather investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Semiannual Report	June 30, 2011	17

Notes to Financial Statements (Cont.)

(b) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. For a Portfolio with income linked to inflation, writing inflation-capped options provides additional income and hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate risk.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

18	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.225%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation	Market Value 06/30/2011	Dividend Income
$26,398	$108,708	$ (101,600)	$4	$0	$33,510	$8

Semiannual Report	June 30, 2011	19

Notes to Financial Statements (Cont.)

June 30, 2011 (Unaudited)

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$364,975	$365,201	$707	$6,243

11. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	26	$278	89	$1,009
Administrative Class	938	10,460	3,229	37,605
Advisor Class	165	1,807	304	3,548

Issued as reinvestment of distributions
Institutional Class	3	31	9	99
Administrative Class	192	2,112	720	8,052
Advisor Class	5	54	9	103

Cost of shares redeemed
Institutional Class	(34)	(366)	(15)	(176)
Administrative Class	(1,049)	(11,488)	(7,844)	(86,657)
Advisor Class	(44)	(469)	(69)	(787)
Net increase (decrease) resulting from Portfolio share transactions	202	$2,419	(3,568)	$(37,204)

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	99
Administrative Class	3	91
Advisor Class	1	95

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$3,019	$ (2,621)	$398

14. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

20	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.	MSC	Morgan Stanley	RBS	Royal Bank of Scotland Group PLC

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
AID	Agency International Development	BABs	Build America Bonds	LIBOR	London Interbank Offered Rate

Semiannual Report	June 30, 2011	21

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS41_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Long-Term U.S. Government Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	52.0%
Short-Term Instruments	25.6%
U.S. Government Agencies	16.0%
Mortgage-Backed Securities	4.2%
Corporate Bonds & Notes	0.8%
Other	1.4%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011

	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Long Term U.S. Government Portfolio Institutional Class	2.90%	0.11%	8.69%	7.76%	7.93%
Barclays Capital Long-Term Treasury Index±	2.32%	-1.14%	7.26%	6.86%	7.05%	**

All Portfolio returns are net of fees and expenses

* Cumulative return

** Average annual total return since 03/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.475% for Institutional Class shares.

± Barclays Capital Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,028.96	$1,022.41
Expenses Paid During Period†	$2.41	$2.41
Net Annualized Expense Ratio	0.475%	0.475%

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

A below benchmark duration (or sensitivity to changes in market interest rates) was a significant detractor from performance as U.S. Treasury yields fell across the majority of the maturities over the reporting period.

»	The Portfolio’s emphasis on the short-term portion of the yield curve benefited relative performance as the two- to thirty-year yield spread steepened over the reporting period.

»	An out-of-benchmark allocation to municipal bonds contributed to performance as municipal bonds outperformed like-duration U.S. Treasuries during the reporting period.

»	An out-of-benchmark allocation to long-term Agencies added to performance as they outperformed like-duration U.S. Treasuries during the reporting period.

»	An out-of-benchmark allocation to U.S. Treasury Inflation-Protected Securities added to performance as they outperformed long-duration U.S. Treasuries during the reporting period.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Long-Term U.S. Government Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Institutional Class
Net asset value beginning of year or period	$10.99		$10.44	$12.23	$10.94	$10.43	$11.00
Net investment income (a)	0.18		0.39	0.44	0.43	0.49	0.49
Net realized/unrealized gain (loss) on investments	0.13		0.83	(0.94)	1.42	0.51	(0.35)
Total income (loss) from investment operations	0.31		1.22	(0.50)	1.85	1.00	0.14
Dividends from net investment income	(0.18)		(0.43)	(0.45)	(0.43)	(0.49)	(0.48)
Distributions from net realized capital gains	0.00		(0.24)	(0.84)	(0.13)	0.00	(0.23)
Total distributions	(0.18)		(0.67)	(1.29)	(0.56)	(0.49)	(0.71)
Net asset value end of year or period	$11.12		$10.99	$10.44	$12.23	$10.94	$10.43
Total return	2.90%		11.77%	(4.24)%	17.47%	9.90%	1.30%
Net assets end of year or period (000s)	$1,922		$1,961	$991	$1,133	$912	$443
Ratio of expenses to average net assets	0.475	%*	0.475%	0.485%	0.485%	0.475%	0.475%
Ratio of expenses to average net assets excluding interest expense	0.475	%*	0.475%	0.475%	0.475%	0.475%	0.475%
Ratio of net investment income to average net assets	3.32	%*	3.41%	3.86%	3.89%	4.75%	4.61%
Portfolio turnover rate	244	%**	344%**	523%	338%	188%	785%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$150,091
Investments in Affiliates, at value	33,510
Repurchase agreements, at value	18,242
Deposits with counterparty	6
Receivable for investments sold	371
Receivable for Portfolio shares sold	3
Interest and dividends receivable	1,349
Dividends receivable from Affiliates	1
Variation margin receivable	20
203,593

Liabilities:
Payable for investments in Affiliates purchased	$2
Payable for investments purchased on a delayed-delivery basis	60,504
Payable for Portfolio shares redeemed	263
Written options outstanding	91
Deposits from counterparty	322
Accrued related party fees	71
Other liabilities	121
61,374

Net Assets	$142,219

Net Assets Consist of:
Paid in capital	$143,097
(Overdistributed) net investment income	(95)
Accumulated undistributed net realized (loss)	(1,385)
Net unrealized appreciation	602
$142,219

Net Assets:
Institutional Class	$1,922
Administrative Class	136,045
Advisor Class	4,252

Shares Issued and Outstanding:
Institutional Class	173
Administrative Class	12,239
Advisor Class	382

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.12
Administrative Class	11.12
Advisor Class	11.12

Cost of Investments	$149,693
Cost of Investments in Affiliates	$33,510
Cost of Repurchase Agreements	$18,242
Premiums Received on Written Options	$126

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$2,555
Dividends from Affiliate investments	8
Total Income	2,563

Expenses:
Investment advisory fees	151
Supervisory and administrative fees	167
Servicing fees – Administrative Class	96
Distribution and/or servicing fees – Advisor Class	4
Trustees’ fees	1
Total Expenses	419

Net Investment Income	2,144

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,232
Net realized gain on Affiliate investments	4
Net realized gain on futures contracts, written options and swaps	199
Net change in unrealized (depreciation) on investments	(176)
Net change in unrealized appreciation on futures contracts, written options and swaps	251
Net Gain	1,510

Net Increase in Net Assets Resulting from Operations	$3,654

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,144	$4,710
Net realized gain	1,431	4,569
Net realized gain on Affiliate investments	4	11
Net change in unrealized appreciation	75	5,779
Net increase resulting from operations	3,654	15,069

Distributions to Shareholders:
From net investment income
Institutional Class	(31)	(57)
Administrative Class	(2,113)	(5,156)
Advisor Class	(54)	(41)
From net realized capital gains
Institutional Class	0	(42)
Administrative Class	0	(2,896)
Advisor Class	0	(62)

Total Distributions	(2,198)	(8,254)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	2,419	(37,204)

Total Increase (Decrease) in Net Assets	3,875	(30,389)

Net Assets:
Beginning of period	138,344	168,733
End of period*	$142,219	$138,344

*Including (overdistributed) net investment income of:	$(95)	$(41)

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 1.2%

BANKING & FINANCE 0.9%

American International Group, Inc.
8.250% due 08/15/2018	$200	$229

Goldman Sachs Group, Inc.
0.450% due 02/06/2012	700	700

U.S. Trade Funding Corp.
4.260% due 11/15/2014	273	286

		1,215

INDUSTRIALS 0.3%

Cal Dive I- Title XI, Inc.
4.930% due 02/01/2027	417	443

Total Corporate Bonds & Notes (Cost $1,631)		1,658

MUNICIPAL BONDS & NOTES 1.0%

CONNECTICUT 0.2%

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	300	318

IOWA 0.2%

Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	300	323

NEW YORK 0.3%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	400	408

OHIO 0.1%

Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	187

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	26

WASHINGTON 0.2%

King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	202

Total Municipal Bonds & Notes (Cost $1,378)		1,464

U.S. GOVERNMENT AGENCIES 22.6%

Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	1,700	1,002
0.246% due 07/25/2037	64	63
0.669% due 08/25/2021	10	10
0.819% due 08/25/2022	4	5
1.086% due 04/25/2032	14	14
1.119% due 04/25/2021	1	2
2.351% due 01/01/2033	13	14
4.250% due 05/25/2037	60	57
4.375% due 03/15/2013	4,300	4,587
4.500% due 08/25/2018 - 06/25/2019	270	287
5.000% due 04/25/2032 - 08/25/2033	307	321
5.375% due 04/11/2022	1,200	1,242
5.500% due 12/25/2035	110	120
6.000% due 01/25/2036	600	669

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.080% due 09/01/2028	$64	$74
6.500% due 07/25/2031	439	498

Farmer Mac
7.440% due 07/25/2011	60	59

Federal Farm Credit Bank
5.050% due 03/28/2019	400	461
5.150% due 03/25/2020	250	285
5.160% due 03/14/2022	2,400	2,654

Federal Home Loan Bank
5.500% due 07/15/2036	200	220
6.000% due 02/12/2021	50	60
6.125% due 06/08/2018	80	97

Federal Housing Administration
6.896% due 07/01/2020	235	234

Financing Corp.
0.000% due 09/26/2019	1,500	1,150
10.700% due 10/06/2017	650	950

Freddie Mac
0.000% due 03/15/2031	1,200	453
0.587% due 01/15/2033	36	36
0.888% due 02/15/2027	8	8
1.188% due 02/15/2021	12	12
1.484% due 10/25/2044	73	73
4.000% due 06/15/2032	332	311
5.400% due 03/17/2021	1,000	1,120
5.500% due 08/15/2030 - 02/15/2034	748	825
5.625% due 11/23/2035	600	632
7.000% due 07/15/2023 - 12/01/2031	31	36
8.250% due 06/01/2016	350	427

Ginnie Mae
2.625% due 08/20/2030	8	8
5.500% due 01/20/2036	673	743
6.000% due 08/20/2033	1,598	1,817

Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	2,500	1,587
5.500% due 04/26/2024	400	464

Overseas Private Investment Corp.
4.736% due 03/15/2022	328	334

Private Export Funding Corp.
5.000% due 12/15/2016	500	572

Residual Funding Corp. Principal Strip
0.000% due 10/15/2019 - 01/15/2021	3,300	2,502

Resolution Funding Corp. Interest Strip
0.000% due 01/15/2020 -
04/15/2029	4,100	2,128

Small Business Administration
5.240% due 08/01/2023	457	486
5.290% due 12/01/2027	396	431

Tennessee Valley Authority
0.000% due 05/01/2030	800	315
4.625% due 09/15/2060	400	377
4.875% due 01/15/2048	800	797
5.880% due 04/01/2036	500	576

Total U.S. Government Agencies (Cost $29,871)		32,205

U.S. TREASURY OBLIGATIONS 73.7%

Treasury Inflation Protected Securities (a)
2.375% due 01/15/2025	179	206
2.375% due 01/15/2027	335	382
2.500% due 01/15/2029	314	365
3.625% due 04/15/2028	1,668	2,198
3.875% due 04/15/2029	137	188

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Bonds
3.500% due 02/15/2039	$4,700	$4,038
4.375% due 11/15/2039	35,400	35,428
4.750% due 02/15/2037	1,700	1,819
4.750% due 02/15/2041	1,700	1,807
5.375% due 02/15/2031	1,200	1,406
5.500% due 08/15/2028	13,400	15,904
6.125% due 11/15/2027	13,700	17,320
6.250% due 08/15/2023	4,370	5,541

U.S. Treasury Notes
4.250% due 08/15/2013	3,700	3,993

U.S. Treasury Strips
0.000% due 11/15/2024	200	116
0.000% due 08/15/2026	1,400	732
0.000% due 11/15/2027	2,000	992
0.000% due 02/15/2028	9,000	4,333
0.000% due 08/15/2028	900	430
0.000% due 11/15/2028	200	94
0.000% due 05/15/2032	100	38
0.000% due 11/15/2032	3,300	1,237
0.000% due 02/15/2033	1,700	629
0.000% due 05/15/2033	1,400	511
0.000% due 11/15/2033	600	213
0.000% due 05/15/2034	1,600	554
0.000% due 05/15/2037	900	266
0.000% due 05/15/2039 (c)	7,400	2,012
0.000% due 11/15/2040	8,400	2,121

Total U.S. Treasury Obligations (Cost $106,337)		104,873

MORTGAGE-BACKED SECURITIES 6.0%

American Home Mortgage Investment Trust
2.021% due 09/25/2035	50	50

Banc of America Commercial Mortgage, Inc.
5.634% due 07/10/2046	800	876

Bear Stearns Adjustable Rate Mortgage Trust
2.654% due 04/25/2033	34	33
2.710% due 03/25/2035	262	247
2.726% due 04/25/2033	160	154
2.827% due 10/25/2035	500	459
2.860% due 02/25/2034	46	42
2.864% due 01/25/2034	27	27

Citigroup Mortgage Loan Trust, Inc.
2.660% due 10/25/2035	558	461

Countrywide Alternative Loan Trust
0.396% due 05/25/2035	104	65
5.500% due 10/25/2033	1,530	1,540

Countrywide Home Loan Mortgage Pass-Through Trust
0.506% due 03/25/2035	195	118
0.526% due 06/25/2035	1,344	1,219

Credit Suisse First Boston Mortgage Securities Corp.
2.431% due 07/25/2033	47	44
2.678% due 11/25/2032	10	9

First Horizon Asset Securities, Inc.
2.706% due 12/25/2033	44	43

First Republic Mortgage Loan Trust
0.537% due 11/15/2031	154	149

GMAC Mortgage Corp. Loan Trust
2.958% due 06/25/2034	55	47

GS Mortgage Securities Corp. II
1.142% due 03/06/2020	145	144

Harborview Mortgage Loan Trust
0.316% due 04/19/2038	106	67
0.406% due 05/19/2035	82	55
2.840% due 07/19/2035	90	77

Impac CMB Trust
5.067% due 09/25/2034	394	387

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Mortgage Trust
2.967% due 07/25/2035	$452	$445

MASTR Asset Securitization Trust
5.500% due 09/25/2033	157	165

Residential Accredit Loans, Inc.
0.586% due 01/25/2033	13	13
0.586% due 03/25/2033	39	35
6.000% due 06/25/2036	159	99

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	19	19

Sequoia Mortgage Trust
0.536% due 07/20/2033	189	177

Structured Adjustable Rate Mortgage Loan Trust
0.406% due 05/25/2037	222	131

Structured Asset Mortgage Investments, Inc.
0.846% due 09/19/2032	180	158
1.026% due 10/19/2033	53	43

Wachovia Bank Commercial Mortgage Trust
0.277% due 09/15/2021	51	49
5.572% due 10/15/2048	300	324

WaMu Mortgage Pass-Through Certificates
0.416% due 04/25/2045	71	59
1.278% due 08/25/2046	487	321
1.678% due 08/25/2042	5	5
2.859% due 10/25/2046	138	101

Washington Mutual MSC Mortgage Pass-Through Certificates
2.140% due 02/25/2031	1	1
2.283% due 02/25/2033	3	3
2.350% due 02/25/2033	3	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.350% due 05/25/2033	$11	$9

Total Mortgage-Backed Securities (Cost $9,067)		8,472

ASSET-BACKED SECURITIES 1.0%

Bear Stearns Asset-Backed Securities Trust
1.186% due 11/25/2042	103	92

HSI Asset Securitization Corp. Trust
0.236% due 12/25/2036	4	4

L.A. Arena Funding LLC
7.656% due 12/15/2026	69	73

Renaissance Home Equity Loan Trust
0.626% due 08/25/2033	9	8
0.686% due 12/25/2033	45	38

SLM Student Loan Trust
0.384% due 04/25/2017	25	25
1.774% due 04/25/2023	1,113	1,150

Specialty Underwriting & Residential Finance
0.866% due 01/25/2034	12	10

Structured Asset Securities Corp.
0.476% due 01/25/2033	16	14

Total Asset-Backed Securities (Cost $1,404)		1,414

SHORT-TERM INSTRUMENTS 36.4%

REPURCHASE AGREEMENTS 12.8%

Banc of America Securities LLC
0.010% due 07/01/2011	17,200	17,200
(Dated 06/30/2011. Collateralized by U.S. Treasury Bonds 4.375% due 02/15/2038 valued at $17,821. Repurchase proceeds are $17,200.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 07/01/2011	$1,042	$1,042
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,065. Repurchase proceeds are $1,042.)

		18,242

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 23.6%
	3,344,617	33,510

Total Short-Term Instruments (Cost $51,752)		51,752

PURCHASED OPTIONS (d) 0.0%
(Cost $5)		5

Total Investments 141.9% (Cost $201,445)		$201,843

Written Options (e) (0.1%) (Premiums $126)		(91)

Other Assets and Liabilities (Net) (41.8%)		(59,533)

Net Assets 100.0%		$142,219

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Affiliated to the Portfolio.
(c)	Securities with an aggregate market value of $416 and cash of $6 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2012	40	$56
90-Day Eurodollar March Futures	Long	03/2012	160	140
90-Day Eurodollar September Futures	Long	09/2011	85	126
90-Day Eurodollar September Futures	Long	09/2011	54	1
U.S. Treasury 30-Year Bond September Futures	Long	09/2011	18	(33)

				$290

(d)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$	2,000	$5	$5

(e)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	37	$24	$(2)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	37	17	(29)

				$41	$(31)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	2,000	$11	$(12)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011		1,100	2	(2)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011		1,100	5	(2)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		2,500	17	(15)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011		2,500	28	(22)

								$63	$(53)

Inflation Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$2,400	$22	$(7)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2010	74	$4,400	$74
Sales	74	9,200	90
Closing Buys	(74)	(2,000)	(38)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2011	74	$11,600	$126

(f)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,215	$0	$1,215
Industrials	0	443	0	443
Municipal Bonds & Notes
Connecticut	0	318	0	318
Iowa	0	323	0	323
New York	0	408	0	408
Ohio	0	187	0	187
Puerto Rico	0	26	0	26
Washington	0	202	0	202
U.S. Government Agencies	0	31,912	293	32,205
U.S. Treasury Obligations	0	104,873	0	104,873
Mortgage-Backed Securities	0	8,472	0	8,472
Asset-Backed Securities	0	1,414	0	1,414
Short-Term Instruments
Repurchase Agreements	0	18,242	0	18,242

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
PIMCO Short-Term Floating NAV Portfolio	$33,510	$0	$0	$33,510
Purchased Options
Interest Rate Contracts	0	5	0	5
	$33,510	$168,040	$293	$201,843

Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	$323	$0	$0	$323

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(33)	$(84)	$(7)	$(124)

Totals	$33,800	$167,956	$286	$202,042

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
U.S. Government Agencies	$331	$0	$(38)	$0	$0	$0	$0	$0	$293	$293

Financial Derivative Instruments(7) - Liabilities
Interest Rate Contracts	$(24)	$0	$0	$0	$0	$17	$0	$0	$(7)	$17

Totals	$307	$0	$(38)	$0	$0	$17	$0	$0	$286	$310

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

June 30, 2011 (Unaudited)

(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(g)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$5	$5
Variation margin receivable(2)	0	0	0	0	20	20

	$0	$0	$0	$0	$25	$25

Liabilities:
Written options outstanding	$0	$0	$0	$0	$91	$91

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$0	$0	$0	$199	$199

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(8)	$(8)
Net change in unrealized appreciation on futures contracts, written options and swaps	0	0	0	0	251	251

	$0	$0	$0	$0	$243	$243

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $290 as reported in the Notes to Schedule of Investments.

(h)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
CITI	$(7)	$0	$(7)
GSC	(7)	0	(7)
MSC	(37)	0	(37)
RBS	(4)	0	(4)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  ORGANIZATION

The PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Semiannual Report	June 30, 2011	15

Notes to Financial Statements (Cont.)

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as options contracts or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically

16	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed-income securities sold at a discount to face value and offer no interest payments; rather investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Semiannual Report	June 30, 2011	17

Notes to Financial Statements (Cont.)

(b) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. For a Portfolio with income linked to inflation, writing inflation-capped options provides additional income and hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate risk.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

18	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.225%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation	Market Value 06/30/2011	Dividend Income
$26,398	$108,708	$ (101,600)	$4	$0	$33,510	$8

Semiannual Report	June 30, 2011	19

Notes to Financial Statements (Cont.)

June 30, 2011 (Unaudited)

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$364,975	$365,201	$707	$6,243

11. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	26	$278	89	$1,009
Administrative Class	938	10,460	3,229	37,605
Advisor Class	165	1,807	304	3,548

Issued as reinvestment of distributions
Institutional Class	3	31	9	99
Administrative Class	192	2,112	720	8,052
Advisor Class	5	54	9	103

Cost of shares redeemed
Institutional Class	(34)	(366)	(15)	(176)
Administrative Class	(1,049)	(11,488)	(7,844)	(86,657)
Advisor Class	(44)	(469)	(69)	(787)
Net increase (decrease) resulting from Portfolio share transactions	202	$2,419	(3,568)	$(37,204)

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	99
Administrative Class	3	91
Advisor Class	1	95

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$3,019	$ (2,621)	$398

14. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

20	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.	MSC	Morgan Stanley	RBS	Royal Bank of Scotland Group PLC

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
AID	Agency International Development	BABs	Build America Bonds	LIBOR	London Interbank Offered Rate

Semiannual Report	June 30, 2011	21

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS45_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Long-Term U.S. Government Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	52.0%
Short-Term Instruments	25.6%
U.S. Government Agencies	16.0%
Mortgage-Backed Securities	4.2%
Corporate Bonds & Notes	0.8%
Other	1.4%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	Class Inception (09/30/2009)
PIMCO Long Term U.S. Government Portfolio Advisor Class	2.77%	-0.14%	5.35%
Barclays Capital Long-Term Treasury Index±	2.32%	-1.14%	3.36%

All Portfolio returns are net of fees and expenses

* Cumulative return

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.725% for Advisor Class shares.

± Barclays Capital Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,027.72	$1,021.17
Expenses Paid During Period†	$3.67	$3.66
Net Annualized Expense Ratio	0.725%	0.725%

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

A below benchmark duration (or sensitivity to changes in market interest rates) was a significant detractor from performance as U.S. Treasury yields fell across the majority of the maturities over the reporting period.

»	The Portfolio’s emphasis on the short-term portion of the yield curve benefited relative performance as the two- to thirty-year yield spread steepened over the reporting period.

»	An out-of-benchmark allocation to municipal bonds contributed to performance as municipal bonds outperformed like-duration U.S. Treasuries during the reporting period.

»	An out-of-benchmark allocation to long-term Agencies added to performance as they outperformed like-duration U.S. Treasuries during the reporting period.

»	An out-of-benchmark allocation to U.S. Treasury Inflation-Protected Securities added to performance as they outperformed long-duration U.S. Treasuries during the reporting period.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Long-Term U.S. Government Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	09/30/2009-12/31/2009

Advisor Class
Net asset value beginning of year or period	$10.99		$10.44	$11.89
Net investment income (a)	0.17		0.35	0.10
Net realized/unrealized gain (loss) on investments	0.13		0.85	(0.61)
Total income (loss) from investment operations	0.30		1.20	(0.51)
Dividends from net investment income	(0.17)		(0.41)	(0.10)
Distributions from net realized capital gains	0.00		(0.24)	(0.84)
Total distributions	(0.17)		(0.65)	(0.94)
Net asset value end of year or period	$11.12		$10.99	$10.44
Total return	2.77%		11.50%	(4.41)%
Net assets end of year or period (000s)	$4,252		$2,815	$127
Ratio of expenses to average net assets	0.725	%*	0.725%	0.725%*
Ratio of expenses to average net assets excluding interest expense	0.725	%*	0.725%	0.725%*
Ratio of net investment income to average net assets	3.08	%*	3.00%	3.65%*
Portfolio turnover rate	244	%**	344%**	523%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$150,091
Investments in Affiliates, at value	33,510
Repurchase agreements, at value	18,242
Deposits with counterparty	6
Receivable for investments sold	371
Receivable for Portfolio shares sold	3
Interest and dividends receivable	1,349
Dividends receivable from Affiliates	1
Variation margin receivable	20
203,593

Liabilities:
Payable for investments in Affiliates purchased	$2
Payable for investments purchased on a delayed-delivery basis	60,504
Payable for Portfolio shares redeemed	263
Written options outstanding	91
Deposits from counterparty	322
Accrued related party fees	71
Other liabilities	121
61,374

Net Assets	$142,219

Net Assets Consist of:
Paid in capital	$143,097
(Overdistributed) net investment income	(95)
Accumulated undistributed net realized (loss)	(1,385)
Net unrealized appreciation	602
$142,219

Net Assets:
Institutional Class	$1,922
Administrative Class	136,045
Advisor Class	4,252

Shares Issued and Outstanding:
Institutional Class	173
Administrative Class	12,239
Advisor Class	382

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.12
Administrative Class	11.12
Advisor Class	11.12

Cost of Investments	$149,693
Cost of Investments in Affiliates	$33,510
Cost of Repurchase Agreements	$18,242
Premiums Received on Written Options	$126

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$2,555
Dividends from Affiliate investments	8
Total Income	2,563

Expenses:
Investment advisory fees	151
Supervisory and administrative fees	167
Servicing fees – Administrative Class	96
Distribution and/or servicing fees – Advisor Class	4
Trustees’ fees	1
Total Expenses	419

Net Investment Income	2,144

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,232
Net realized gain on Affiliate investments	4
Net realized gain on futures contracts, written options and swaps	199
Net change in unrealized (depreciation) on investments	(176)
Net change in unrealized appreciation on futures contracts, written options and swaps	251
Net Gain	1,510

Net Increase in Net Assets Resulting from Operations	$3,654

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,144	$4,710
Net realized gain	1,431	4,569
Net realized gain on Affiliate investments	4	11
Net change in unrealized appreciation	75	5,779
Net increase resulting from operations	3,654	15,069

Distributions to Shareholders:
From net investment income
Institutional Class	(31)	(57)
Administrative Class	(2,113)	(5,156)
Advisor Class	(54)	(41)
From net realized capital gains
Institutional Class	0	(42)
Administrative Class	0	(2,896)
Advisor Class	0	(62)

Total Distributions	(2,198)	(8,254)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	2,419	(37,204)

Total Increase (Decrease) in Net Assets	3,875	(30,389)

Net Assets:
Beginning of period	138,344	168,733
End of period*	$142,219	$138,344

*Including (overdistributed) net investment income of:	$(95)	$(41)

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 1.2%

BANKING & FINANCE 0.9%

American International Group, Inc.
8.250% due 08/15/2018	$200	$229

Goldman Sachs Group, Inc.
0.450% due 02/06/2012	700	700

U.S. Trade Funding Corp.
4.260% due 11/15/2014	273	286

		1,215

INDUSTRIALS 0.3%

Cal Dive I- Title XI, Inc.
4.930% due 02/01/2027	417	443

Total Corporate Bonds & Notes (Cost $1,631)		1,658

MUNICIPAL BONDS & NOTES 1.0%

CONNECTICUT 0.2%

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	300	318

IOWA 0.2%

Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	300	323

NEW YORK 0.3%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	400	408

OHIO 0.1%

Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	187

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	26

WASHINGTON 0.2%

King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	202

Total Municipal Bonds & Notes (Cost $1,378)		1,464

U.S. GOVERNMENT AGENCIES 22.6%

Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	1,700	1,002
0.246% due 07/25/2037	64	63
0.669% due 08/25/2021	10	10
0.819% due 08/25/2022	4	5
1.086% due 04/25/2032	14	14
1.119% due 04/25/2021	1	2
2.351% due 01/01/2033	13	14
4.250% due 05/25/2037	60	57
4.375% due 03/15/2013	4,300	4,587
4.500% due 08/25/2018 - 06/25/2019	270	287
5.000% due 04/25/2032 - 08/25/2033	307	321
5.375% due 04/11/2022	1,200	1,242
5.500% due 12/25/2035	110	120
6.000% due 01/25/2036	600	669

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.080% due 09/01/2028	$64	$74
6.500% due 07/25/2031	439	498

Farmer Mac
7.440% due 07/25/2011	60	59

Federal Farm Credit Bank
5.050% due 03/28/2019	400	461
5.150% due 03/25/2020	250	285
5.160% due 03/14/2022	2,400	2,654

Federal Home Loan Bank
5.500% due 07/15/2036	200	220
6.000% due 02/12/2021	50	60
6.125% due 06/08/2018	80	97

Federal Housing Administration
6.896% due 07/01/2020	235	234

Financing Corp.
0.000% due 09/26/2019	1,500	1,150
10.700% due 10/06/2017	650	950

Freddie Mac
0.000% due 03/15/2031	1,200	453
0.587% due 01/15/2033	36	36
0.888% due 02/15/2027	8	8
1.188% due 02/15/2021	12	12
1.484% due 10/25/2044	73	73
4.000% due 06/15/2032	332	311
5.400% due 03/17/2021	1,000	1,120
5.500% due 08/15/2030 - 02/15/2034	748	825
5.625% due 11/23/2035	600	632
7.000% due 07/15/2023 - 12/01/2031	31	36
8.250% due 06/01/2016	350	427

Ginnie Mae
2.625% due 08/20/2030	8	8
5.500% due 01/20/2036	673	743
6.000% due 08/20/2033	1,598	1,817

Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	2,500	1,587
5.500% due 04/26/2024	400	464

Overseas Private Investment Corp.
4.736% due 03/15/2022	328	334

Private Export Funding Corp.
5.000% due 12/15/2016	500	572

Residual Funding Corp. Principal Strip
0.000% due 10/15/2019 - 01/15/2021	3,300	2,502

Resolution Funding Corp. Interest Strip
0.000% due 01/15/2020 -
04/15/2029	4,100	2,128

Small Business Administration
5.240% due 08/01/2023	457	486
5.290% due 12/01/2027	396	431

Tennessee Valley Authority
0.000% due 05/01/2030	800	315
4.625% due 09/15/2060	400	377
4.875% due 01/15/2048	800	797
5.880% due 04/01/2036	500	576

Total U.S. Government Agencies (Cost $29,871)		32,205

U.S. TREASURY OBLIGATIONS 73.7%

Treasury Inflation Protected Securities (a)
2.375% due 01/15/2025	179	206
2.375% due 01/15/2027	335	382
2.500% due 01/15/2029	314	365
3.625% due 04/15/2028	1,668	2,198
3.875% due 04/15/2029	137	188

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Bonds
3.500% due 02/15/2039	$4,700	$4,038
4.375% due 11/15/2039	35,400	35,428
4.750% due 02/15/2037	1,700	1,819
4.750% due 02/15/2041	1,700	1,807
5.375% due 02/15/2031	1,200	1,406
5.500% due 08/15/2028	13,400	15,904
6.125% due 11/15/2027	13,700	17,320
6.250% due 08/15/2023	4,370	5,541

U.S. Treasury Notes
4.250% due 08/15/2013	3,700	3,993

U.S. Treasury Strips
0.000% due 11/15/2024	200	116
0.000% due 08/15/2026	1,400	732
0.000% due 11/15/2027	2,000	992
0.000% due 02/15/2028	9,000	4,333
0.000% due 08/15/2028	900	430
0.000% due 11/15/2028	200	94
0.000% due 05/15/2032	100	38
0.000% due 11/15/2032	3,300	1,237
0.000% due 02/15/2033	1,700	629
0.000% due 05/15/2033	1,400	511
0.000% due 11/15/2033	600	213
0.000% due 05/15/2034	1,600	554
0.000% due 05/15/2037	900	266
0.000% due 05/15/2039 (c)	7,400	2,012
0.000% due 11/15/2040	8,400	2,121

Total U.S. Treasury Obligations (Cost $106,337)		104,873

MORTGAGE-BACKED SECURITIES 6.0%

American Home Mortgage Investment Trust
2.021% due 09/25/2035	50	50

Banc of America Commercial Mortgage, Inc.
5.634% due 07/10/2046	800	876

Bear Stearns Adjustable Rate Mortgage Trust
2.654% due 04/25/2033	34	33
2.710% due 03/25/2035	262	247
2.726% due 04/25/2033	160	154
2.827% due 10/25/2035	500	459
2.860% due 02/25/2034	46	42
2.864% due 01/25/2034	27	27

Citigroup Mortgage Loan Trust, Inc.
2.660% due 10/25/2035	558	461

Countrywide Alternative Loan Trust
0.396% due 05/25/2035	104	65
5.500% due 10/25/2033	1,530	1,540

Countrywide Home Loan Mortgage Pass-Through Trust
0.506% due 03/25/2035	195	118
0.526% due 06/25/2035	1,344	1,219

Credit Suisse First Boston Mortgage Securities Corp.
2.431% due 07/25/2033	47	44
2.678% due 11/25/2032	10	9

First Horizon Asset Securities, Inc.
2.706% due 12/25/2033	44	43

First Republic Mortgage Loan Trust
0.537% due 11/15/2031	154	149

GMAC Mortgage Corp. Loan Trust
2.958% due 06/25/2034	55	47

GS Mortgage Securities Corp. II
1.142% due 03/06/2020	145	144

Harborview Mortgage Loan Trust
0.316% due 04/19/2038	106	67
0.406% due 05/19/2035	82	55
2.840% due 07/19/2035	90	77

Impac CMB Trust
5.067% due 09/25/2034	394	387

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Mortgage Trust
2.967% due 07/25/2035	$452	$445

MASTR Asset Securitization Trust
5.500% due 09/25/2033	157	165

Residential Accredit Loans, Inc.
0.586% due 01/25/2033	13	13
0.586% due 03/25/2033	39	35
6.000% due 06/25/2036	159	99

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	19	19

Sequoia Mortgage Trust
0.536% due 07/20/2033	189	177

Structured Adjustable Rate Mortgage Loan Trust
0.406% due 05/25/2037	222	131

Structured Asset Mortgage Investments, Inc.
0.846% due 09/19/2032	180	158
1.026% due 10/19/2033	53	43

Wachovia Bank Commercial Mortgage Trust
0.277% due 09/15/2021	51	49
5.572% due 10/15/2048	300	324

WaMu Mortgage Pass-Through Certificates
0.416% due 04/25/2045	71	59
1.278% due 08/25/2046	487	321
1.678% due 08/25/2042	5	5
2.859% due 10/25/2046	138	101

Washington Mutual MSC Mortgage Pass-Through Certificates
2.140% due 02/25/2031	1	1
2.283% due 02/25/2033	3	3
2.350% due 02/25/2033	3	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.350% due 05/25/2033	$11	$9

Total Mortgage-Backed Securities (Cost $9,067)		8,472

ASSET-BACKED SECURITIES 1.0%

Bear Stearns Asset-Backed Securities Trust
1.186% due 11/25/2042	103	92

HSI Asset Securitization Corp. Trust
0.236% due 12/25/2036	4	4

L.A. Arena Funding LLC
7.656% due 12/15/2026	69	73

Renaissance Home Equity Loan Trust
0.626% due 08/25/2033	9	8
0.686% due 12/25/2033	45	38

SLM Student Loan Trust
0.384% due 04/25/2017	25	25
1.774% due 04/25/2023	1,113	1,150

Specialty Underwriting & Residential Finance
0.866% due 01/25/2034	12	10

Structured Asset Securities Corp.
0.476% due 01/25/2033	16	14

Total Asset-Backed Securities (Cost $1,404)		1,414

SHORT-TERM INSTRUMENTS 36.4%

REPURCHASE AGREEMENTS 12.8%

Banc of America Securities LLC
0.010% due 07/01/2011	17,200	17,200
(Dated 06/30/2011. Collateralized by U.S. Treasury Bonds 4.375% due 02/15/2038 valued at $17,821. Repurchase proceeds are $17,200.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 07/01/2011	$1,042	$1,042
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $1,065. Repurchase proceeds are $1,042.)

		18,242

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 23.6%
	3,344,617	33,510

Total Short-Term Instruments (Cost $51,752)		51,752

PURCHASED OPTIONS (d) 0.0%
(Cost $5)		5

Total Investments 141.9% (Cost $201,445)		$201,843

Written Options (e) (0.1%) (Premiums $126)		(91)

Other Assets and Liabilities (Net) (41.8%)		(59,533)

Net Assets 100.0%		$142,219

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Affiliated to the Portfolio.
(c)	Securities with an aggregate market value of $416 and cash of $6 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2012	40	$56
90-Day Eurodollar March Futures	Long	03/2012	160	140
90-Day Eurodollar September Futures	Long	09/2011	85	126
90-Day Eurodollar September Futures	Long	09/2011	54	1
U.S. Treasury 30-Year Bond September Futures	Long	09/2011	18	(33)

				$290

(d)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$	2,000	$5	$5

(e)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	37	$24	$(2)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	37	17	(29)

				$41	$(31)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	2,000	$11	$(12)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011		1,100	2	(2)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011		1,100	5	(2)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		2,500	17	(15)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011		2,500	28	(22)

								$63	$(53)

Inflation Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$2,400	$22	$(7)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2010	74	$4,400	$74
Sales	74	9,200	90
Closing Buys	(74)	(2,000)	(38)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2011	74	$11,600	$126

(f)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,215	$0	$1,215
Industrials	0	443	0	443
Municipal Bonds & Notes
Connecticut	0	318	0	318
Iowa	0	323	0	323
New York	0	408	0	408
Ohio	0	187	0	187
Puerto Rico	0	26	0	26
Washington	0	202	0	202
U.S. Government Agencies	0	31,912	293	32,205
U.S. Treasury Obligations	0	104,873	0	104,873
Mortgage-Backed Securities	0	8,472	0	8,472
Asset-Backed Securities	0	1,414	0	1,414
Short-Term Instruments
Repurchase Agreements	0	18,242	0	18,242

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
PIMCO Short-Term Floating NAV Portfolio	$33,510	$0	$0	$33,510
Purchased Options
Interest Rate Contracts	0	5	0	5
	$33,510	$168,040	$293	$201,843

Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	$323	$0	$0	$323

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(33)	$(84)	$(7)	$(124)

Totals	$33,800	$167,956	$286	$202,042

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
U.S. Government Agencies	$331	$0	$(38)	$0	$0	$0	$0	$0	$293	$293

Financial Derivative Instruments(7) - Liabilities
Interest Rate Contracts	$(24)	$0	$0	$0	$0	$17	$0	$0	$(7)	$17

Totals	$307	$0	$(38)	$0	$0	$17	$0	$0	$286	$310

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

June 30, 2011 (Unaudited)

(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(g)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$5	$5
Variation margin receivable(2)	0	0	0	0	20	20

	$0	$0	$0	$0	$25	$25

Liabilities:
Written options outstanding	$0	$0	$0	$0	$91	$91

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$0	$0	$0	$199	$199

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(8)	$(8)
Net change in unrealized appreciation on futures contracts, written options and swaps	0	0	0	0	251	251

	$0	$0	$0	$0	$243	$243

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $290 as reported in the Notes to Schedule of Investments.

(h)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
CITI	$(7)	$0	$(7)
GSC	(7)	0	(7)
MSC	(37)	0	(37)
RBS	(4)	0	(4)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  ORGANIZATION

The PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Semiannual Report	June 30, 2011	15

Notes to Financial Statements (Cont.)

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as options contracts or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically

16	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed-income securities sold at a discount to face value and offer no interest payments; rather investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Semiannual Report	June 30, 2011	17

Notes to Financial Statements (Cont.)

(b) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. For a Portfolio with income linked to inflation, writing inflation-capped options provides additional income and hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate risk.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

18	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.225%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation	Market Value 06/30/2011	Dividend Income
$26,398	$108,708	$ (101,600)	$4	$0	$33,510	$8

Semiannual Report	June 30, 2011	19

Notes to Financial Statements (Cont.)

June 30, 2011 (Unaudited)

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$364,975	$365,201	$707	$6,243

11. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	26	$278	89	$1,009
Administrative Class	938	10,460	3,229	37,605
Advisor Class	165	1,807	304	3,548

Issued as reinvestment of distributions
Institutional Class	3	31	9	99
Administrative Class	192	2,112	720	8,052
Advisor Class	5	54	9	103

Cost of shares redeemed
Institutional Class	(34)	(366)	(15)	(176)
Administrative Class	(1,049)	(11,488)	(7,844)	(86,657)
Advisor Class	(44)	(469)	(69)	(787)
Net increase (decrease) resulting from Portfolio share transactions	202	$2,419	(3,568)	$(37,204)

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	99
Administrative Class	3	91
Advisor Class	1	95

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$3,019	$ (2,621)	$398

14. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

20	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.	MSC	Morgan Stanley	RBS	Royal Bank of Scotland Group PLC

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
AID	Agency International Development	BABs	Build America Bonds	LIBOR	London Interbank Offered Rate

Semiannual Report	June 30, 2011	21

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS43_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Low Duration Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Return chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	41.8%
Short-Term Instruments	28.8%
Mortgage-Backed Securities	8.9%
U.S. Government Agencies	5.8%
Sovereign Issues	5.1%
Other	9.6%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	5 Years	10 Years	Class Inception (02/16/1999)
PIMCO Low Duration Portfolio Administrative Class	1.83%	4.29%	6.05%	4.68%	4.89%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index±	0.86%	1.34%	4.14%	3.61%	4.15%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 02/28/1999.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.65% for Administrative Class shares.

± The BofA Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,018.26	$1,021.57
Expenses Paid During Period†	$3.25	$3.26
Net Annualized Expense Ratio	0.65%	0.65%

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

An underweight to U.S. duration (or sensitivity to changes in market interest rates) during the latter half of the reporting period was a significant detractor from returns as the two-year U.S. Treasury yield fell during this period.

»	Holdings of Agency mortgage pass-through securities added to returns as these high-quality assets outperformed like-duration U.S. Treasuries during the reporting period.

»	Allocations to investment-grade corporate securities added to returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to the high yield sector added to returns as high yield securities outperformed like-duration U.S. Treasuries during the reporting period.

»

Exposure to a basket of emerging markets currencies, including the Brazilian real and Mexican peso, benefited performance as these currencies appreciated versus the U.S. dollar during the reporting period.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Low Duration Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Administrative Class
Net asset value beginning of year or period	$10.44		$10.11	$9.68	$10.30	$10.06	$10.09
Net investment income (a)	0.07		0.14	0.31	0.41	0.48	0.43
Net realized/unrealized gain (loss) on investments	0.12		0.39	0.95	(0.46)	0.24	(0.04)
Total income (loss) from investment operations	0.19		0.53	1.26	(0.05)	0.72	0.39
Dividends from net investment income	(0.09)		(0.17)	(0.36)	(0.41)	(0.48)	(0.42)
Distributions from net realized capital gains	0.00		(0.03)	(0.47)	(0.16)	0.00	0.00
Total distributions	(0.09)		(0.20)	(0.83)	(0.57)	(0.48)	(0.42)
Net asset value end of year or period	$10.54		$10.44	$10.11	$9.68	$10.30	$10.06
Total return	1.83%		5.29%	13.32%	(0.42)%	7.36%	3.97%
Net assets end of year or period (000s)	$1,345,272		$1,238,086	$890,238	$1,143,209	$1,412,835	$764,846
Ratio of expenses to average net assets	0.65	%*	0.65%	0.67%	0.70%	0.65%	0.65%
Ratio of expenses to average net assets excluding interest expense	0.65	%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	1.41	%*	1.33%	3.07%	4.00%	4.72%	4.24%
Portfolio turnover rate	198	%**	351%**	662%	293%	72%	200%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$1,370,906
Investments in Affiliates, at value	424,613
Repurchase agreements, at value	2,554
Cash	126
Deposits with counterparty	1,872
Receivable for investments sold	36,907
Receivable for Portfolio shares sold	1,927
Interest and dividends receivable	8,488
Dividends receivable from Affiliates	107
Variation margin receivable	351
Swap premiums paid	5,722
Unrealized appreciation on foreign currency contracts	4,190
Unrealized appreciation on swap agreements	6,772
1,864,535

Liabilities:
Payable for investments purchased	$47,958
Payable for investments in Affiliates purchased	107
Payable for Portfolio shares redeemed	5,660
Payable for short sales	13,773
Overdraft due to custodian	4
Written options outstanding	2,454
Deposits from counterparty	11,440
Accrued related party fees	940
Swap premiums received	1,556
Unrealized depreciation on foreign currency contracts	2,045
Unrealized depreciation on swap agreements	2,894
Other liabilities	1
88,832

Net Assets	$1,775,703

Net Assets Consist of:
Paid in capital	$1,782,603
Undistributed net investment income	1,610
Accumulated undistributed net realized (loss)	(28,803)
Net unrealized appreciation	20,293
$1,775,703

Net Assets:
Institutional Class	$64,729
Administrative Class	1,345,272
Advisor Class	365,702

Shares Issued and Outstanding:
Institutional Class	6,142
Administrative Class	127,647
Advisor Class	34,700

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.54
Administrative Class	10.54
Advisor Class	10.54

Cost of Investments	$1,360,688
Cost of Investments in Affiliates	$424,611
Cost of Repurchase Agreements	$2,554
Proceeds Received on Short Sales	$13,813
Premiums Received on Written Options	$4,195

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$15,950
Dividends	437
Dividends from Affiliate investments	674
Total Income	17,061

Expenses:
Investment advisory fees	2,049
Supervisory and administrative fees	2,049
Servicing fees - Administrative Class	949
Distribution and/or servicing fees - Advisor Class	390
Trustees' fees	13
Interest expense	8
Total Expenses	5,458

Net Investment Income	11,603

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(1,846)
Net realized gain on Affiliate investments	50
Net realized gain on futures contracts, written options and swaps	3,607
Net realized gain on foreign currency transactions	2,462
Net change in unrealized appreciation on investments	11,174
Net change in unrealized appreciation on Affiliate investments	75
Net change in unrealized appreciation on futures contracts, written options and swaps	2,778
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	134
Net Gain	18,434

Net Increase in Net Assets Resulting from Operations	$30,037

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$11,603	$18,254
Net realized gain	4,223	29,736
Net realized gain on Affiliate investments	50	170
Net change in unrealized appreciation	14,086	20,250
Net change in unrealized appreciation (depreciation) on Affiliate investments	75	(8)
Net increase resulting from operations	30,037	68,402

Distributions to Shareholders:
From net investment income
Institutional Class	(591)	(973)
Administrative Class	(11,047)	(17,598)
Advisor Class	(2,560)	(3,897)
From net realized capital gains
Institutional Class	0	(178)
Administrative Class	0	(3,924)
Advisor Class	0	(899)

Total Distributions	(14,198)	(27,469)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	187,266	395,699

Total Increase in Net Assets	203,105	436,632

Net Assets:
Beginning of period	1,572,598	1,135,966
End of period*	$1,775,703	$1,572,598

*Including undistributed net investment income of:	$1,610	$4,205

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%

Ford Motor Co.
2.940% due 12/15/2013	$1,001	$1,001

Georgia-Pacific Corp.
2.246% due 12/21/2012	188	188
2.246% due 12/31/2012	800	800
2.250% due 12/21/2012	8,037	8,041

HCA, Inc.
2.496% due 11/14/2013	2,200	2,188

Total Bank Loan Obligations (Cost $12,171)		12,218

CORPORATE BONDS & NOTES 42.4%

BANKING & FINANCE 27.6%

Ally Financial, Inc.
3.466% due 02/11/2014	1,000	983
3.646% due 06/20/2014	1,200	1,174
4.500% due 02/11/2014	1,200	1,203
6.000% due 12/15/2011	4,400	4,466
6.000% due 05/23/2012	500	512
6.875% due 09/15/2011	12,900	13,013
7.000% due 02/01/2012	1,000	1,022

American Express Centurion Bank
5.550% due 10/17/2012	3,700	3,907

American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011	3,500	3,561

American International Group, Inc.
4.250% due 05/15/2013	5,400	5,555
4.950% due 03/20/2012	1,600	1,631

ANZ National International Ltd.
6.200% due 07/19/2013	1,000	1,090

Australia & New Zealand Banking Group Ltd.
1.118% due 05/08/2013	4,200	4,212

Banco Bradesco S.A.
2.361% due 05/16/2014	7,100	7,195

Banco do Brasil S.A.
4.500% due 01/22/2015	800	838

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015	1,600	1,634

Banco Santander Chile
1.524% due 04/20/2012	2,300	2,302
2.875% due 11/13/2012	4,500	4,535
3.750% due 09/22/2015	2,900	2,936

Bank of America Corp.
7.375% due 05/15/2014	1,500	1,687

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015	2,200	2,319

Banque PSA Finance
2.146% due 04/04/2014	2,500	2,497

Bear Stearns Cos. LLC
0.463% due 02/01/2012	3,000	3,004

BNP Paribas S.A.
0.693% due 04/08/2013	5,200	5,165

BPCE S.A.
2.375% due 10/04/2013	400	407

BRFkredit A/S
0.528% due 04/15/2013	4,200	4,204

CIT Group, Inc.
7.000% due 05/01/2014	390	396

Citigroup, Inc.
1.111% due 02/15/2013	2,500	2,491
1.733% due 01/13/2014	2,600	2,619
5.500% due 04/11/2013	7,100	7,540
5.625% due 08/27/2012	2,800	2,926

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonwealth Bank of Australia
0.705% due 07/12/2013		$13,100	$13,101

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
4.200% due 05/13/2014		2,000	2,142

Countrywide Financial Corp.
5.800% due 06/07/2012		5,700	5,947

Credit Agricole S.A.
1.724% due 01/21/2014		5,200	5,276

DanFin Funding Ltd.
0.976% due 07/16/2013		9,700	9,702

Deutsche Bank Capital Funding Trust I
3.216% due 12/29/2049		14,600	13,012

Dexia Credit Local
0.652% due 03/05/2013		9,100	9,079

Dexia Credit Local S.A.
0.753% due 04/29/2014		4,200	4,187

FIH Erhvervsbank A/S
0.620% due 06/13/2013		15,700	15,700

First Horizon National Corp.
5.375% due 12/15/2015		1,400	1,490

Ford Motor Credit Co. LLC
3.033% due 01/13/2012		3,900	3,910
7.000% due 10/01/2013		50	54
7.000% due 04/15/2015		1,100	1,191
7.250% due 10/25/2011		6,000	6,091
7.500% due 08/01/2012		10,600	11,102
7.800% due 06/01/2012		600	628

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	400	586

Golden West Financial Corp.
4.750% due 10/01/2012		$600	628

Goldman Sachs Group, Inc.
1.695% due 02/04/2013	EUR	6,600	9,496
1.711% due 01/30/2017		7,900	10,726

HCP, Inc.
6.450% due 06/25/2012		$13,675	14,356

HSBC Finance Corp.
1.787% due 04/05/2013	EUR	6,600	9,477

Industrial Bank of Korea
3.750% due 09/29/2016		$2,200	2,225

ING Bank NV
1.297% due 03/15/2013		6,000	6,014
1.652% due 06/09/2014		1,500	1,506
3.900% due 03/19/2014		1,100	1,177

International Lease Finance Corp.
5.400% due 02/15/2012		6,400	6,512
5.550% due 09/05/2012		8,300	8,528
6.375% due 03/25/2013		2,900	3,002
6.500% due 09/01/2014		11,200	11,928
6.625% due 11/15/2013		1,805	1,877

Intesa Sanpaolo SpA
2.658% due 02/24/2014		2,300	2,296

JPMorgan Chase & Co.
0.997% due 05/02/2014		24,900	24,928

KeyBank N.A.
1.559% due 11/21/2011	EUR	1,500	2,166

Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		$1,000	262
5.625% due 01/24/2013 (a)		1,700	459

Lloyds TSB Bank PLC
2.624% due 01/24/2014		3,400	3,450
12.000% due 12/29/2049		6,000	6,530

Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		5,100	5,411
5.571% due 10/04/2012		7,800	8,066
6.050% due 08/15/2012		5,300	5,580

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MetLife Institutional Funding II
1.201% due 04/04/2014		$9,500	$9,528

Metropolitan Life Global Funding I
0.497% due 03/15/2012		425	425
0.683% due 07/13/2011		6,900	6,901

Morgan Stanley
2.761% due 05/14/2013		11,000	11,300

National Australia Bank Ltd.
1.010% due 04/11/2014		9,000	8,998

Nationwide Building Society
1.730% due 12/22/2016	EUR	13,900	19,185
2.500% due 08/17/2012		$1,200	1,227

PNC Preferred Funding Trust I
6.517% due 03/29/2049		1,100	964

Qatari Diar Finance QSC
3.500% due 07/21/2015		4,300	4,418
5.000% due 07/21/2020		5,000	5,150

Regions Financial Corp.
6.375% due 05/15/2012		15,515	15,853

Royal Bank of Scotland Group PLC
0.561% due 10/14/2016		400	356
7.640% due 03/29/2049 (a)		4,500	3,521

Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012		7,400	7,402

SLM Corp.
1.801% due 06/17/2013	EUR	1,100	1,543
3.125% due 09/17/2012		3,200	4,596
6.250% due 01/25/2016		$9,000	9,343

Societe Generale S.A.
0.461% due 08/16/2016		5,200	5,000

Springleaf Finance Corp.
5.625% due 08/17/2011		900	901

SunTrust Bank
1.604% due 12/20/2011	EUR	1,400	2,017

UBS AG
1.273% due 01/28/2014		$1,000	1,005
1.358% due 02/23/2012		1,300	1,308

Wachovia Corp.
5.228% due 05/25/2012	AUD	5,200	5,538

Waha Aerospace BV
3.925% due 07/28/2020		$5,320	5,400

Wells Fargo & Co.
7.980% due 03/29/2049		3,500	3,798

Westpac Banking Corp.
2.250% due 11/19/2012		6,900	7,033

			489,532

INDUSTRIALS 9.2%

Anheuser-Busch InBev Worldwide, Inc.
0.824% due 01/27/2014		8,000	8,035

Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		5,015	5,434

Caterpillar, Inc.
0.424% due 05/21/2013		6,000	6,010

Charter Communications Operating LLC
8.000% due 04/30/2012		600	627

Chesapeake Energy Corp.
7.625% due 07/15/2013		1,000	1,095
9.500% due 02/15/2015		300	350

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		6,100	6,834

Cox Communications, Inc.
4.625% due 06/01/2013		1,675	1,779
7.125% due 10/01/2012		8,000	8,582

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CVS Caremark Corp.
5.750% due 08/15/2011		$2,800	$2,816

Daimler Finance North America LLC
5.750% due 09/08/2011		12,200	12,311
7.300% due 01/15/2012		7,300	7,555

Deutsche Telekom International Finance BV
5.250% due 07/22/2013		8,869	9,568

Devon Financing Corp. ULC
6.875% due 09/30/2011		4,625	4,695

Dow Chemical Co.
6.000% due 10/01/2012		2,272	2,409

EOG Resources, Inc.
1.023% due 02/03/2014		6,600	6,668

Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		1,700	1,787

Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013		2,500	2,769

Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013		200	224

General Mills, Inc.
5.250% due 08/15/2013		3,500	3,804

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		5,000	5,411

Kraft Foods, Inc.
2.625% due 05/08/2013		8,100	8,336
5.625% due 11/01/2011		644	654
6.250% due 06/01/2012		1,096	1,151

MeadWestvaco Corp.
6.850% due 04/01/2012		1,600	1,659

Noble Group Ltd.
6.750% due 01/29/2020		5,000	5,275

Pearson Dollar Finance PLC
5.500% due 05/06/2013		7,000	7,494

Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	176

Reynolds American, Inc.
7.250% due 06/01/2012		$2,300	2,430

Rio Tinto Alcan, Inc.
4.875% due 09/15/2012		5,000	5,236

Shell International Finance BV
3.100% due 06/28/2015		5,500	5,751

Time Warner Cable, Inc.
5.400% due 07/02/2012		10,073	10,532
6.200% due 07/01/2013		3,000	3,292

Time Warner, Inc.
3.150% due 07/15/2015		2,200	2,276

Volkswagen International Finance NV
0.757% due 10/01/2012		5,500	5,516

WM Wrigley Jr. Co.
3.050% due 06/28/2013		500	511

Wyeth
5.500% due 03/15/2013		4,000	4,316

			163,368

UTILITIES 5.6%

AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		4,800	5,330

BellSouth Corp.
4.463% due 04/26/2021		21,100	21,724

BP Capital Markets PLC
2.750% due 02/27/2012		4,900	4,969

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		700	796

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonwealth Edison Co.
5.400% due 12/15/2011	$10,000	$10,217

Dominion Resources, Inc.
5.000% due 03/15/2013	3,000	3,199

El Paso Performance-Linked Trust
7.750% due 07/15/2011	1,300	1,302

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	5,850	6,990
10.500% due 03/25/2014	3,800	4,542

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	3,200	3,394

NextEra Energy Capital Holdings, Inc.
5.350% due 06/15/2013	4,000	4,279

NGPL PipeCo LLC
6.514% due 12/15/2012	4,000	4,207

NRG Energy, Inc.
8.250% due 09/01/2020	1,900	1,948

Qtel International Finance Ltd.
3.375% due 10/14/2016	2,300	2,306

Qwest Corp.
3.497% due 06/15/2013	8,800	9,042
8.875% due 03/15/2012	11,000	11,605

Vodafone Group PLC
5.350% due 02/27/2012	3,054	3,147

		98,997

Total Corporate Bonds & Notes (Cost $742,121)		751,897

CONVERTIBLE BONDS & NOTES 0.6%

INDUSTRIALS 0.6%

Transocean, Inc.
1.500% due 12/15/2037	11,000	11,041

Total Convertible Bonds & Notes (Cost $10,220)		11,041

MUNICIPAL BONDS & NOTES 0.5%

ILLINOIS 0.3%

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	5,800	5,832

NEW JERSEY 0.2%

New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.247% due 06/15/2013	3,300	3,297

Total Municipal Bonds & Notes (Cost $9,100)		9,129

U.S. GOVERNMENT AGENCIES 5.9%

Fannie Mae
0.246% due 12/25/2036 - 07/25/2037	1,423	1,404
0.496% due 04/25/2037	958	958
0.536% due 07/25/2037 - 03/25/2044	5,655	5,668
0.586% due 05/25/2031 - 11/25/2032	1,061	1,063
0.719% due 12/25/2022	141	142
0.926% due 03/25/2040	8,232	8,341
1.019% due 04/25/2023	156	157
1.069% due 02/25/2023	8	8
1.119% due 05/25/2022 - 06/17/2027	88	89
1.495% due 07/01/2042 - 06/01/2043	622	622
1.545% due 09/01/2041	379	383
1.695% due 09/01/2040	3	3
2.254% due 11/01/2035	116	120
2.614% due 07/01/2035	165	174

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.695% due 09/01/2035	$538	$565
4.000% due 07/01/2026	12,000	12,495
4.500% due 05/01/2023 - 06/01/2024	2,404	2,555
4.558% due 12/01/2036	45	46
4.774% due 09/01/2034	36	38
5.000% due 04/25/2033 - 03/01/2035	1,944	2,078
5.500% due 07/01/2028 - 02/01/2040	10,615	11,531
6.000% due 03/01/2017 - 01/01/2039	24,828	27,318
6.351% due 12/25/2042	14	16
6.500% due 04/01/2036 - 11/01/2036	731	829

FDIC Structured Sale Guaranteed Notes
0.691% due 11/29/2037	10,353	10,353
2.980% due 12/06/2020	5,092	5,186

Federal Housing Administration
7.430% due 10/01/2020	6	6

Freddie Mac
0.226% due 12/25/2036	1,845	1,834
0.337% due 07/15/2019 - 08/15/2019	3,223	3,219
0.446% due 08/25/2031	227	221
0.487% due 05/15/2036	686	690
0.537% due 12/15/2030	89	89
0.587% due 06/15/2018	69	69
1.495% due 02/25/2045	474	468
2.741% due 07/01/2035	340	357
5.500% due 08/15/2030 - 07/01/2041	3,249	3,514
6.000% due 09/01/2016 - 07/01/2041	1,042	1,145
6.500% due 07/25/2043	101	114

Small Business Administration
5.600% due 09/01/2028	785	861

Total U.S. Government Agencies (Cost $103,511)		104,729

U.S. TREASURY OBLIGATIONS 4.1%

U.S. Treasury Notes
0.750% due 06/15/2014 (d)(f)	73,600	73,502

Total U.S. Treasury Obligations (Cost $73,602)		73,502

MORTGAGE-BACKED SECURITIES 9.0%

Adjustable Rate Mortgage Trust
2.874% due 09/25/2035	1,571	1,149

American Home Mortgage Investment Trust
2.262% due 10/25/2034	652	585
2.403% due 02/25/2045	276	246

Arkle Master Issuer PLC
0.350% due 02/17/2052	30,200	30,134

Banc of America Funding Corp.
0.466% due 07/25/2037	2,102	1,462
5.775% due 01/20/2047	980	654

Banc of America Large Loan, Inc.
1.937% due 11/15/2015	780	725

Banc of America Mortgage Securities, Inc.
2.768% due 07/25/2034	1,861	1,713
2.878% due 05/25/2033	867	841
6.500% due 10/25/2031	20	21

BCRR Trust
4.230% due 12/22/2035	5,809	5,900

Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035	3,813	3,544
2.726% due 04/25/2033	9	9
2.731% due 03/25/2035	3,984	3,746
2.768% due 02/25/2033	2	2

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.804% due 07/25/2034		$658	$499
2.864% due 01/25/2034		45	44
2.916% due 08/25/2035		627	467
5.020% due 01/25/2035		395	357
5.535% due 04/25/2033		17	16

Bear Stearns Alt-A Trust
0.346% due 02/25/2034		745	588

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		400	423
5.471% due 01/12/2045		1,200	1,322

Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036		1,484	953
5.027% due 12/26/2046		819	546

Citigroup Mortgage Loan Trust, Inc.
2.660% due 12/25/2035		353	316
2.869% due 08/25/2035		1,624	824

Commercial Mortgage Pass-Through Certificates
0.277% due 06/15/2022		550	527
5.306% due 12/10/2046		3,600	3,857

Countrywide Alternative Loan Trust
0.366% due 05/25/2047		834	457
6.000% due 10/25/2033		30	30

Countrywide Home Loan Mortgage Pass- Through Trust
2.528% due 02/20/2036		758	523
2.789% due 02/20/2035		2,001	1,658
3.094% due 11/25/2034		1,191	1,006

Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032		2	2
2.431% due 07/25/2033		8,185	7,583

Credit Suisse Mortgage Capital Certificates
0.257% due 02/15/2022		4,126	4,009
5.850% due 03/15/2039		400	436

CW Capital Cobalt Ltd.
5.334% due 04/15/2047		2,282	2,333

First Horizon Alternative Mortgage Securities
2.326% due 09/25/2034		2,249	2,049

First Horizon Asset Securities, Inc.
2.848% due 08/25/2035		643	540

GMAC Mortgage Corp. Loan Trust
3.061% due 11/19/2035		365	331

Gracechurch Mortgage Financing PLC
0.340% due 11/20/2056		10,824	10,727

Granite Master Issuer PLC
0.286% due 12/20/2054		1,128	1,069
0.326% due 12/20/2054		7,258	6,881
0.788% due 12/20/2054	GBP	1,205	1,835

Granite Mortgages PLC
1.015% due 09/20/2044		1,208	1,865
1.199% due 01/20/2044		192	297
1.718% due 01/20/2044	EUR	222	309

Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046		$181	167
0.266% due 01/25/2047 (a)		186	175

Greenpoint Mortgage Pass-Through Certificates
2.922% due 10/25/2033		2,214	1,882

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		200	214
5.444% due 03/10/2039		1,900	2,039

GS Mortgage Securities Corp. II
1.142% due 03/06/2020		1,744	1,725

GSR Mortgage Loan Trust
2.790% due 09/25/2035		1,728	1,655

Harborview Mortgage Loan Trust
0.406% due 05/19/2035		184	123
2.775% due 07/19/2035		1,013	772

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	1,200	$1,747

Impac CMB Trust
1.186% due 07/25/2033		$306	287

Indymac Index Mortgage Loan Trust
2.664% due 12/25/2034		506	378

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		600	644
5.882% due 02/15/2051		1,300	1,415

JPMorgan Mortgage Trust
5.015% due 02/25/2035		425	423
5.750% due 01/25/2036		84	78

MASTR Asset Securitization Trust
5.500% due 09/25/2033		28	30

Mellon Residential Funding Corp.
0.667% due 06/15/2030		240	232

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,870

Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		560	412

MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035		442	381
1.191% due 10/25/2035		257	212
1.955% due 01/25/2029		36	35
4.250% due 10/25/2035		1,122	936

Morgan Stanley Capital I
0.247% due 10/15/2020		1,100	1,073
5.809% due 12/12/2049		300	329

Morgan Stanley Re-REMIC Trust
5.992% due 08/12/2045		700	767

Opera Finance PLC
1.049% due 04/25/2017	GBP	1,026	1,541

Prime Mortgage Trust
0.586% due 02/25/2019		$4	4
0.586% due 02/25/2034		24	23

Residential Funding Mortgage Securities I
3.246% due 09/25/2035		1,508	1,031

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018		79	82

Structured Adjustable Rate Mortgage Loan Trust
1.695% due 01/25/2035		418	267
2.580% due 02/25/2034		574	536
2.609% due 01/25/2035		1,522	1,236
2.619% due 08/25/2034		796	745
2.638% due 08/25/2035		441	345

Structured Asset Mortgage Investments, Inc.
0.436% due 07/19/2035		1,169	1,084
0.466% due 02/25/2036		260	162
0.846% due 09/19/2032		9	8

Structured Asset Securities Corp.
2.756% due 10/25/2035		503	407

Thornburg Mortgage Securities Trust
0.296% due 11/25/2046		544	537
0.306% due 10/25/2046		1,639	1,630

UBS Commercial Mortgage Trust
1.087% due 07/15/2024		2,281	2,154

Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020		2,039	1,851
0.277% due 09/15/2021		6,168	5,951

WaMu Mortgage Pass-Through Certificates
0.456% due 12/25/2045		223	185
0.476% due 10/25/2045		3,565	2,941
1.008% due 01/25/2047		532	333
1.478% due 11/25/2042		91	79

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.491% due 05/25/2041	$46	$41
1.678% due 06/25/2042	56	44
1.678% due 08/25/2042	230	202
2.609% due 02/27/2034	41	41
2.859% due 09/25/2046	733	566

Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036	812	728
2.782% due 06/25/2035	4,017	3,809
2.814% due 10/25/2035	1,516	1,373
4.883% due 09/25/2035	1,228	1,195
4.909% due 01/25/2035	1,084	1,059
4.981% due 12/25/2034	750	716

Total Mortgage-Backed Securities (Cost $164,480)		159,317

ASSET-BACKED SECURITIES 3.0%

ACE Securities Corp.
0.246% due 10/25/2036	141	43

AMMC CDO
0.482% due 08/08/2017	3,471	3,353

Amortizing Residential Collateral Trust
0.766% due 07/25/2032	13	11

Asset-Backed Funding Certificates
0.246% due 01/25/2037	5	5

Asset-Backed Securities Corp. Home Equity
0.461% due 09/25/2034	286	258
1.837% due 03/15/2032	194	150

Atrium CDO Corp.
0.704% due 06/27/2015	4,833	4,667

Babson CLO Ltd.
0.581% due 11/15/2016	2,529	2,471

Bear Stearns Asset-Backed Securities Trust
1.186% due 10/25/2037	3,387	2,097

Countrywide Asset-Backed Certificates
0.236% due 06/25/2047	226	224
0.256% due 06/25/2047	29	29
0.446% due 05/25/2036	2,206	1,916
0.666% due 12/25/2031	41	22

Credit Suisse First Boston Mortgage Securities Corp.
0.806% due 01/25/2032	9	8

Dryden Leveraged Loan CDO
0.508% due 05/22/2017	2,965	2,836
0.786% due 12/22/2015	1,611	1,592

Equity One ABS, Inc.
0.746% due 11/25/2032	12	11

First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036	49	49

GE-WMC Mortgage Securities LLC
0.226% due 08/25/2036	18	6

Halcyon Structured Asset Management Long/Short CLO Ltd.
0.493% due 08/07/2021	8,500	8,123

HSBC Home Equity Loan Trust
0.476% due 01/20/2034	1,580	1,419

Landmark CDO Ltd.
0.748% due 01/15/2016	1,482	1,452

Long Beach Mortgage Loan Trust
0.746% due 10/25/2034	34	28

Nationstar Home Equity Loan Trust
0.306% due 04/25/2037	535	526

Navigator CDO Ltd.
1.111% due 11/15/2015	905	881

Panhandle-Plains Higher Education Authority, Inc.
1.434% due 10/01/2035	2,791	2,827

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Student Loan Trust
1.429% due 10/25/2023	EUR	5,500	$7,482
1.837% due 12/15/2017		$3,186	3,209
3.500% due 08/17/2043		3,537	3,546
4.500% due 11/16/2043		1,139	1,099
6.187% due 07/15/2042		2,075	1,975

Structured Asset Investment Loan Trust
0.546% due 10/25/2035		889	667

Structured Asset Securities Corp.
0.236% due 10/25/2036		26	26

Total Asset-Backed Securities (Cost $54,427)			53,008

SOVEREIGN ISSUES 5.1%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	455	288
10.000% due 01/01/2017		4,500	2,615

Canada Government Bond
1.500% due 12/01/2012	CAD	25,400	26,364
1.750% due 03/01/2013		900	937
2.000% due 08/01/2013		1,500	1,568
2.250% due 08/01/2014		1,200	1,258

Canada Housing Trust No. 1
2.450% due 12/15/2015		22,000	22,830
3.950% due 12/15/2011		500	525
4.000% due 06/15/2012		1,200	1,276
4.550% due 12/15/2012		1,800	1,948
4.800% due 06/15/2012		900	964

Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	3,000	2,455

Hydro Quebec
2.000% due 06/30/2016		$12,800	12,619

Korea Development Bank
3.250% due 03/09/2016		5,300	5,309
8.000% due 01/23/2014		1,700	1,936

Korea Government Bond
4.875% due 09/22/2014		600	652
5.125% due 12/07/2016		500	552
5.750% due 04/16/2014		500	553

Societe Financement de l'Economie Francaise
0.476% due 07/16/2012		1,000	1,003
2.125% due 05/20/2012	EUR	700	1,020

Spain Government Bond
4.650% due 07/30/2025		1,700	2,222
4.900% due 07/30/2040		1,700	2,121

Total Sovereign Issues (Cost $87,314)			91,015

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%

Bank of America Corp.
7.250% due 12/31/2049	1,339	$1,340

Wells Fargo & Co.
7.500% due 12/31/2049	7,463	7,911

		9,251

INDUSTRIALS 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032	4,000	3

Total Convertible Preferred Securities (Cost $7,123)		9,254

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%

DG Funding Trust
0.553% due 12/31/2049	420	3,183

Farm Credit Bank
10.000% due 12/31/2049	1,900	2,172

Total Preferred Securities (Cost $6,419)		5,355

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 29.1%

CERTIFICATES OF DEPOSIT 2.8%

Banco Bradesco S.A.
1.955% due 01/24/2013	$1,200	1,210

Banco Do Brasil S.A.
0.000% due 02/15/2012	7,900	7,953

Bank of Nova Scotia
0.576% due 10/18/2012	4,600	4,606

Industrial & Commercial Bank of China Ltd.
0.550% due 07/11/2011	7,600	7,600
0.750% due 08/15/2011	3,700	3,700

Intesa Sanpaolo SpA
2.375% due 12/21/2012	7,200	7,258

Itau Unibanco S.A.
0.000% due 07/11/2011	4,200	4,199
0.000% due 09/12/2011	3,400	3,392
0.000% due 12/12/2011	3,300	3,280
0.000% due 02/06/2012	6,000	5,948

		49,146

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 1.3%

Erste Abwicklungsanstalt
0.315% due 11/28/2011	$8,900	$8,892

Kells Funding LLC
0.260% due 10/05/2011	1,000	999
0.270% due 10/04/2011	8,100	8,096

Vodafone Group PLC
0.880% due 01/19/2012	4,800	4,788

		22,775

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 07/01/2011	2,554	2,554

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $2,610. Repurchase proceeds are $2,554.)

SHORT-TERM NOTES 0.7%

Banco Santander Brasil S.A.
0.010% due 07/13/2011	600	600

Pacific Gas & Electric Co.
0.870% due 10/11/2011	12,500	12,500

		13,100

U.S. TREASURY BILLS 0.3%
0.051% due 08/11/2011 - 10/13/2011 (b)(d)(f)	5,420	5,420

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 23.9%
	42,380,801	424,613

Total Short-Term Instruments (Cost $517,365)		517,608

Total Investments 101.2% (Cost $1,787,853)		$1,798,073

Written Options (h) (0.1%) (Premiums $4,195)		(2,454)

Other Assets and Liabilities (Net) (1.1%)		(19,916)

Net Assets 100.0%		$1,775,703

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $3,476 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $70,088 at a weighted average interest rate of -0.100%. On June 30, 2011, there were no open reverse repurchase agreements.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(f)	Securities with an aggregate market value of $2,253 and cash of $1,872 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	231	$88
90-Day Eurodollar December Futures	Long	12/2012	410	(9)
90-Day Eurodollar December Futures	Long	12/2012	14	(4)
90-Day Eurodollar December Futures	Long	12/2013	23	(12)
90-Day Eurodollar June Futures	Long	06/2012	2,134	1,353
90-Day Eurodollar June Futures	Long	06/2013	55	(36)
90-Day Eurodollar June Futures	Long	06/2014	9	(4)
90-Day Eurodollar March Futures	Long	03/2012	1,021	901
90-Day Eurodollar March Futures	Long	03/2013	486	(62)
90-Day Eurodollar March Futures	Long	03/2014	38	(22)
90-Day Eurodollar September Futures	Long	09/2011	40	6
90-Day Eurodollar September Futures	Long	09/2012	854	78
90-Day Eurodollar September Futures	Long	09/2013	48	(24)

				$2,253

(g)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)			Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	BCLY	1.000%	12/20/2011	0.365%	$		300	$1	$(1)	$2
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	1.043%			1,100	(1)	(14)	13
Brazil Government International Bond	BCLY	1.000%	09/20/2015	0.964%			5,100	10	(39)	49
Brazil Government International Bond	CITI	1.000%	09/20/2015	0.964%			1,000	1	(16)	17
Brazil Government International Bond	CITI	1.000%	06/20/2016	1.077%			27,000	(90)	(52)	(38)
Brazil Government International Bond	HSBC	1.000%	09/20/2015	0.964%			1,000	2	(10)	12
Brazil Government International Bond	HSBC	1.000%	03/20/2016	1.043%			1,300	(2)	(6)	4
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.964%			400	1	(4)	5
Brazil Government International Bond	UBS	1.000%	09/20/2015	0.964%			500	1	(5)	6
Credit Agricole S.A.	CSFB	3.000%	06/20/2016	2.717%		EUR	3,400	66	106	(40)
Credit Agricole S.A.	DUB	3.000%	06/20/2016	2.717%			4,500	88	150	(62)
Emirate of Abu Dhabi Government Bond	MSC	1.000%	12/20/2015	0.845%	$		2,600	18	1	17
France Government Bond	CITI	0.250%	12/20/2015	0.700%			2,600	(51)	(68)	17
France Government Bond	GSC	0.250%	12/20/2015	0.700%			5,100	(100)	(137)	37
Gazprom Via Gaz Capital S.A.	MSC	0.860%	11/20/2011	0.732%			2,600	4	0	4
General Electric Capital Corp.	BNP	1.250%	03/20/2013	0.606%			700	8	0	8
General Electric Capital Corp.	CITI	4.000%	12/20/2013	0.789%			2,200	177	0	177
General Electric Capital Corp.	CITI	4.325%	12/20/2013	0.789%			1,600	141	0	141
General Electric Capital Corp.	DUB	1.500%	09/20/2011	0.342%			600	2	0	2
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.789%			2,400	206	0	206
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.789%			1,900	195	0	195
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.252%			100	(1)	(6)	5
General Electric Capital Corp.	MSC	1.000%	06/20/2016	1.293%			200	(3)	(1)	(2)
Japan Government International Bond	BCLY	1.000%	06/20/2015	0.719%			2,400	27	37	(10)
Japan Government International Bond	BCLY	1.000%	12/20/2015	0.792%			1,400	14	25	(11)
Japan Government International Bond	BCLY	1.000%	03/20/2016	0.832%			4,400	35	59	(24)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.792%			1,400	13	24	(11)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.832%			5,900	47	82	(35)
Japan Government International Bond	DUB	1.000%	09/20/2015	0.749%			9,000	96	149	(53)
Japan Government International Bond	GSC	1.000%	03/20/2015	0.685%			3,700	44	36	8
Japan Government International Bond	JPM	1.000%	03/20/2016	0.832%			1,200	10	10	0
Japan Government International Bond	MSC	1.000%	12/20/2015	0.792%			1,500	14	26	(12)
Japan Government International Bond	UBS	1.000%	12/20/2015	0.792%			1,400	13	22	(9)
Mexico Government International Bond	BCLY	1.000%	09/20/2015	0.943%			5,100	14	(39)	53
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.012%			3,400	(1)	(19)	18
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.042%			7,900	(14)	19	(33)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%			1,900	8	(16)	24
Republic of Italy Government Bond	BNP	1.000%	06/20/2016	1.688%			6,200	(195)	(129)	(66)
Spain Government International Bond	BOA	1.000%	03/20/2016	2.571%			300	(20)	(20)	0
Spain Government International Bond	CITI	1.000%	06/20/2016	2.589%			1,200	(84)	(74)	(10)
Spain Government International Bond	GSC	1.000%	03/20/2016	2.571%			200	(13)	(13)	0
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.451%			1,400	29	9	20
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.451%			1,200	25	8	17
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.563%			900	18	17	1
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.451%			1,600	32	9	23
United Kingdom Gilt	GSC	1.000%	03/20/2016	0.563%			1,000	20	20	0
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.451%			1,600	32	8	24
United Kingdom Gilt	MSC	1.000%	06/20/2016	0.590%			200	4	3	1
United Kingdom Gilt	UBS	1.000%	06/20/2016	0.590%			2,000	40	35	5

								$881	$186	$695

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection(1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BCLY	5.000%	12/20/2014	$	1,900	$194	$190	$4
CDX.EM-12 5-Year Index	UBS	5.000%	12/20/2014		1,000	103	100	3
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015		12,200	1,397	1,439	(42)
CDX.EM-13 5-Year Index	GSC	5.000%	06/20/2015		400	46	50	(4)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015		6,100	698	678	20
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		500	57	56	1
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015		8,300	950	966	(16)
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015		1,100	135	140	(5)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		1,800	222	235	(13)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		200	25	25	0
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015		800	98	104	(6)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015		3,700	455	481	(26)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016		400	53	54	(1)
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016		9,700	172	(36)	208
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		4,815	16	0	16
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012		1,059	4	0	4
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		8,198	83	0	83
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		193	2	0	2
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		386	4	0	4
CDX.IG-16 5-Year Index	BNP	1.000%	06/20/2016		23,200	94	0	94
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016		30,700	123	124	(1)
CDX.IG-16 5-Year Index	DUB	1.000%	06/20/2016		57,700	233	7	226

						$5,164	$4,613	$551

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	2,400	$14	$4	$10
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		6,600	40	9	31
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		4,900	45	20	25
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		16,700	154	34	120
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		3,000	10	0	10
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		2,300	9	0	9
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		11,100	44	(5)	49
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		400	4	2	2
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		2,200	16	4	12
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		76,100	4,089	(55)	4,144
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		1,000	3	0	3
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		2,600	6	(2)	8
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		7,100	29	1	28
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		3,400	14	1	13
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		14,800	48	32	16
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		2,400	(1)	3	(4)
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		2,600	(1)	3	(4)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		2,200	11	3	8
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		8,000	14	0	14
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		1,100	8	3	5
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,300	19	8	11
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		11,300	116	11	105
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		8,900	69	29	40
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		23,500	213	23	190
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		2,300	(5)	0	(5)
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		2,500	5	11	(6)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		1,100	5	0	5
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		2,500	16	(1)	17
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		1,200	9	3	6
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		600	8	3	5

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Interest Rate Swaps (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC	BRL	600	$8	$4	$4
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BNP		11,800	101	0	101
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		600	9	4	5
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI	$	143,100	(3,130)	(785)	(2,345)

							$1,999	$(633)	$2,632

(h)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	115	$31	$(26)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	100	32	(21)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	35	12	(15)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	35	16	(3)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	170	139	(129)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	745	417	(54)

				$647	$(248)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$	19,600	$40	$(15)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		15,400	130	(81)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,800	12	(10)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		62,000	537	(326)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		5,500	49	(21)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		26,500	254	(101)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		15,300	168	(59)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		23,500	244	(117)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		8,300	90	(32)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		9,300	88	(36)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		18,200	178	(91)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		29,600	239	(113)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		11,800	292	(164)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.750%	11/14/2011		34,500	99	(77)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.750%	11/14/2011		34,500	173	(186)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		3,900	98	(54)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		8,900	46	(54)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		8,900	46	(19)

								$2,783	$(1,556)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	$	2,700	$6	$(6)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011		2,700	11	(1)
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	09/21/2011		11,700	46	(26)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	09/21/2011		11,700	54	(6)
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011		11,200	60	(6)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.300%	09/21/2011		1,400	6	(2)
Put - OTC iTraxx Europe 14 5-Year Index	BNP	Sell	1.500%	09/21/2011	EUR	29,000	199	(58)

							$382	$(105)

Straddle Options
Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount		Premium (5)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000	10/11/2011	$	9,800	$52	$(63)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000	10/11/2011		9,100	46	(59)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000	10/11/2011		17,100	189	(277)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000	11/14/2011		8,900	96	(146)

						$383	$(545)

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

(5)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2010	260	$329,800	EUR	15,600	$3,182
Sales	3,635	448,800		29,000	4,065
Closing Buys	(2,643)	(210,500)		(15,600)	(2,236)
Expirations	0	(1,200)		0	(5)
Exercised	(52)	(143,100)		0	(811)

Balance at 06/30/2011	1,200	$423,800	EUR	29,000	$4,195

(i)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2041	$1,200	$1,278	$(1,275)
Fannie Mae	5.500%	08/01/2041	6,500	7,037	(7,015)
Fannie Mae	6.000%	08/01/2041	5,000	5,498	(5,483)

				$13,813	$(13,773)

(j)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	5,087	07/2011	DUB	$0	$(138)	$(138)
Sell	BRL	34,841	08/2011	BCLY	0	(389)	(389)
Buy		34,841	08/2011	UBS	626	0	626
Buy		34,841	09/2011	BCLY	381	0	381
Buy		186	09/2011	BOA	18	0	18
Sell	CAD	1,072	09/2011	BNP	0	(20)	(20)
Sell		1,165	09/2011	CITI	0	(28)	(28)
Sell		6,385	09/2011	DUB	0	(127)	(127)
Sell		293	09/2011	HSBC	0	(3)	(3)
Sell		3,493	09/2011	RBC	0	(75)	(75)
Sell		98	09/2011	RBS	0	(1)	(1)
Buy	CNY	580	11/2011	BCLY	0	0	0
Buy		3,488	11/2011	CITI	5	0	5
Buy		17,558	11/2011	HSBC	0	(9)	(9)
Buy		18,666	11/2011	JPM	0	(3)	(3)
Buy		20,903	02/2012	BCLY	0	(13)	(13)
Buy		6,426	02/2012	HSBC	1	0	1
Buy		3,839	06/2012	HSBC	1	0	1
Buy		3,199	06/2012	JPM	1	0	1
Buy		5,050	02/2013	CITI	0	(1)	(1)
Buy		1,893	02/2013	GSC	0	(1)	(1)
Buy	EUR	1,852	07/2011	BCLY	0	(23)	(23)
Sell		3,097	07/2011	BCLY	0	(109)	(109)
Sell		8,143	07/2011	BNP	1	(40)	(39)
Buy		2,359	07/2011	CITI	35	(8)	27
Sell		6,300	07/2011	CITI	0	(44)	(44)
Sell		17,321	07/2011	CSFB	0	(138)	(138)
Sell		10,750	07/2011	HSBC	50	(121)	(71)
Sell		13,768	07/2011	JPM	0	(118)	(118)
Sell		10,774	07/2011	RBS	0	(92)	(92)
Sell		1,200	07/2011	UBS	8	0	8
Sell	GBP	4,306	09/2011	UBS	166	0	166
Buy	IDR	8,967,000	07/2011	CITI	63	0	63
Buy		1,142,900	07/2011	HSBC	10	0	10
Sell		22,631,700	07/2011	HSBC	0	(21)	(21)
Buy		12,521,800	07/2011	JPM	50	0	50
Buy		9,073,000	10/2011	DUB	68	0	68
Buy		19,155,525	10/2011	RBS	134	0	134
Buy		27,250,070	01/2012	CITI	91	0	91
Buy		22,631,700	07/2012	HSBC	25	0	25
Buy	INR	263,902	08/2011	CITI	169	0	169
Buy		57,017	11/2011	BCLY	15	0	15
Sell	JPY	214,061	07/2011	BCLY	0	(100)	(100)
Buy		76,500	07/2011	CITI	38	0	38
Buy		134,906	07/2011	JPM	65	0	65
Buy	KRW	9,324,480	08/2011	CITI	161	0	161
Buy		180,368	08/2011	GSC	9	0	9

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	9,000,000	08/2011	JPM	$239	$0	$239
Buy		199,960	08/2011	MSC	9	0	9
Buy		251,000	08/2011	RBS	10	0	10
Buy	MXN	204,439	07/2011	CITI	839	0	839
Sell		271,679	07/2011	CITI	0	(19)	(19)
Buy		4,947	07/2011	DUB	23	0	23
Buy		53,727	07/2011	HSBC	188	0	188
Buy		6,118	07/2011	MSC	23	0	23
Buy		2,447	07/2011	UBS	9	0	9
Buy		271,679	11/2011	CITI	38	0	38
Buy		14,324	11/2011	HSBC	8	0	8
Buy		5,972	11/2011	MSC	4	0	4
Buy		5,968	11/2011	UBS	3	0	3
Buy	MYR	1,800	08/2011	BCLY	14	0	14
Buy		3,500	08/2011	CITI	26	0	26
Buy		1,050	08/2011	HSBC	7	0	7
Buy		600	08/2011	JPM	4	0	4
Buy	PHP	20,058	11/2011	BCLY	9	0	9
Buy		56,754	11/2011	CITI	12	(2)	10
Buy		6,608	11/2011	DUB	2	0	2
Buy		13,176	11/2011	GSC	3	0	3
Buy		26,314	11/2011	JPM	7	(2)	5
Buy		223,269	03/2012	CITI	20	0	20
Buy		26,505	03/2012	HSBC	0	(1)	(1)
Buy		12,558	03/2012	MSC	0	0	0
Buy	RUB	14,485	07/2011	BCLY	12	0	12
Sell		14,485	07/2011	BCLY	1	0	1
Buy		14,485	07/2011	CITI	0	(1)	(1)
Sell		14,485	07/2011	CITI	8	0	8
Buy	SGD	500	09/2011	BCLY	16	0	16
Buy		1,000	09/2011	CITI	33	0	33
Buy		3,800	09/2011	DUB	31	0	31
Buy		1,000	09/2011	GSC	2	0	2
Buy		2,796	09/2011	JPM	47	0	47
Buy		3,000	09/2011	RBS	50	0	50
Buy		900	09/2011	UBS	0	0	0
Buy	TRY	7,694	07/2011	HSBC	0	(152)	(152)
Sell		9,241	07/2011	HSBC	0	(73)	(73)
Buy		1,547	07/2011	JPM	0	(52)	(52)
Buy		9,241	10/2011	HSBC	73	0	73
Buy	TWD	26,872	01/2012	CITI	12	0	12
Sell	ZAR	671	07/2011	BCLY	1	0	1
Buy		696	07/2011	CITI	3	0	3
Sell		672	07/2011	CSFB	1	0	1
Buy		1,393	07/2011	HSBC	5	0	5
Sell		36,049	07/2011	HSBC	0	(121)	(121)
Buy		32,513	07/2011	JPM	40	0	40
Buy		2,789	07/2011	MSC	3	0	3
Buy		1,520	09/2011	BCLY	23	0	23
Buy		760	09/2011	MSC	11	0	11
Buy		760	09/2011	UBS	11	0	11
Buy		36,049	10/2011	HSBC	119	0	119

					$4,190	$(2,045)	$2,145

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$12,218	$0	$12,218
Corporate Bonds & Notes
Banking & Finance	0	489,532	0	489,532
Industrials	0	163,368	0	163,368
Utilities	0	98,997	0	98,997
Convertible Bonds & Notes
Industrials	0	11,041	0	11,041
Municipal Bonds & Notes
Illinois	0	5,832	0	5,832
New Jersey	0	3,297	0	3,297
U.S. Government Agencies	0	94,370	10,359	104,729

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
U.S. Treasury Obligations	$0	$73,502	$0	$73,502
Mortgage-Backed Securities	0	159,317	0	159,317
Asset-Backed Securities	0	47,839	5,169	53,008
Sovereign Issues	0	88,560	2,455	91,015
Convertible Preferred Securities
Banking & Finance	9,251	0	0	9,251
Industrials	0	3	0	3
Preferred Securities
Banking & Finance	0	2,172	3,183	5,355
Short-Term Instruments
Certificates of Deposit	0	49,146	0	49,146
Commercial Paper	0	22,775	0	22,775

See Accompanying Notes	Semiannual Report	June 30, 2011	19

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Repurchase Agreements	$0	$2,554	$0	$2,554
Short-Term Notes	0	13,100	0	13,100
U.S. Treasury Bills	0	5,420	0	5,420
PIMCO Short-Term Floating NAV Portfolio	424,613	0	0	424,613

	$433,864	$1,343,043	$21,166	$1,798,073

Short Sales, at value	$0	$(13,773)	$0	$(13,773)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,776	0	1,776
Foreign Exchange Contracts	0	4,190	0	4,190

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Interest Rate Contracts	$2,426	$4,996	$0	$7,422

	$2,426	$10,962	$0	$13,388

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(635)	0	(635)
Foreign Exchange Contracts	0	(2,045)	0	(2,045)
Interest Rate Contracts	(173)	(4,168)	(545)	(4,886)

	$(173)	$(6,848)	$(545)	$(7,566)

Totals	$436,117	$1,333,384	$20,621	$1,790,122

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
U.S. Government Agencies	$17,647	$0	$(2,326)	$0	$1	$223	$0	$(5,186)	$10,359	$103
Asset-Backed Securities	14,740	2,854	(4,775)	24	92	254	0	(8,020)	5,169	21
Sovereign Issues	0	2,360	0	0	0	95	0	0	2,455	95
Preferred Securities
Banking & Finance	3,206	0	0	0	0	(23)	0	0	3,183	(23)

	$35,593	$5,214	$(7,101)	$24	$93	$549	$0	$(13,206)	$21,166	$196

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(590)	$0	$0	$0	$0	$45	$0	$0	$(545)	$45

Totals	$35,003	$5,214	$(7,101)	$24	$93	$594	$0	$(13,206)	$20,621	$241

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable (2)	$0	$0	$0	$0	$351	$351
Unrealized appreciation on foreign currency contracts	0	0	0	4,190	0	4,190
Unrealized appreciation on swap agreements	0	1,776	0	0	4,996	6,772

	$0	$1,776	$0	$4,190	$5,347	$11,313

Liabilities:
Written options outstanding	$0	$105	$0	$0	$2,349	$2,454
Unrealized depreciation on foreign currency contracts	0	0	0	2,045	0	2,045
Unrealized depreciation on swap agreements	0	530	0	0	2,364	2,894

	$0	$635	$0	$2,045	$4,713	$7,393

20	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$3,240	$0	$5	$362	$3,607
Net realized gain on foreign currency transactions	0	0	0	2,432	0	2,432

	$0	$3,240	$0	$2,437	$362	$6,039

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$(981)	$0	$0	$3,759	$2,778
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	143	0	143

	$0	$(981)	$0	$143	$3,759	$2,921

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $2,253 as reported in the Notes to Schedule of Investments.

(m)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$5,963	$(5,800)	$163
BNP	(69)	0	(69)
BOA	218	(340)	(122)
CITI	(1,774)	2,784	1,010
CSFB	(293)	143	(150)
DUB	648	(740)	(92)
GSC	18	140	158
HSBC	971	(1,090)	(119)
JPM	336	(380)	(44)
MLP	242	(270)	(28)
MSC	1,267	(2,320)	(1,053)
RBC	(76)	0	(76)
RBS	(468)	291	(177)
UBS	1,000	(660)	340

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	June 30, 2011	21

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

4.  SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities.

A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(d) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(e) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(f) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future. The Portfolio may enter into credit default swaption agreements to earn income on the premiums or to hedge exposure to the credit risk of an investment without making a commitment to the underlying contract.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A short straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The short straddle profits when the underlying security price has little volatility before the expiration date. A long straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The long straddle profits when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Semiannual Report	June 30, 2011	25

Notes to Financial Statements (Cont.)

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

26	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net

Semiannual Report	June 30, 2011	27

Notes to Financial Statements (Cont.)

amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not

“interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2011, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$17,752	$15,067

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation	Market Value 06/30/2011	Dividend Income
$319,715	$489,174	$ (384,400)	$50	$74	$424,613	$674

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains,

28	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$2,129,770	$2,530,362	$334,242	$102,346

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,682	$17,615	760	$7,884
Administrative Class	22,215	233,109	57,827	597,893
Advisor Class	10,068	105,670	15,797	163,102
Issued as reinvestment of distributions
Institutional Class	56	591	111	1,151
Administrative Class	1,051	11,046	2,070	21,522
Advisor Class	244	2,560	462	4,796
Cost of shares redeemed
Institutional Class	(897)	(9,420)	(1,412)	(14,561)
Administrative Class	(14,227)	(149,217)	(29,346)	(303,093)
Advisor Class	(2,357)	(24,688)	(7,978)	(82,995)
Net increase resulting from Portfolio share transactions	17,835	$187,266	38,291	$395,699

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	99
Administrative Class	4	69
Advisor Class	3	86

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$27,193	$ (16,973)	$10,220

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2011	29

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	INR	Indian Rupee	RUB	Russian Ruble
BRL	Brazilian Real	JPY	Japanese Yen	SGD	Singapore Dollar
CAD	Canadian Dollar	KRW	South Korean Won	TRY	Turkish New Lira
CNY	Chinese Renminbi	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD	United States Dollar
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand
IDR	Indonesian Rupiah

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	CLO	Collateralized Loan Obligation
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds

30	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS47_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Low Duration Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Return chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	41.8%
Short-Term Instruments	28.8%
Mortgage-Backed Securities	8.9%
U.S. Government Agencies	5.8%
Sovereign Issues	5.1%
Other	9.6%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011

	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Low Duration Portfolio Institutional Class	1.90%	4.45%	6.21%	4.83%	5.20%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index±	0.86%	1.34%	4.14%	3.61%	4.15%	**

All Portfolio returns are net of fees and expenses

* Cumulative return

** Average annual total return since 03/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.50% for Institutional Class shares.

± The BofA Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,019.00	$1,022.32
Expenses Paid During Period†	$2.50	$2.51
Net Annualized Expense Ratio	0.50%	0.50%

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

An underweight to U.S. duration (or sensitivity to changes in market interest rates) during the latter half of the reporting period was a significant detractor from returns as the two-year U.S. Treasury yield fell during this period.

»	Holdings of Agency mortgage pass-through securities added to returns as these high-quality assets outperformed like-duration U.S. Treasuries during the reporting period.

»	Allocations to investment-grade corporate securities added to returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to the high yield sector added to returns as high yield securities outperformed like-duration U.S. Treasuries during the reporting period.

»

Exposure to a basket of emerging markets currencies, including the Brazilian real and Mexican peso, benefited performance as these currencies appreciated versus the U.S. dollar during the reporting period.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Low Duration Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Institutional Class
Net asset value beginning of year or period	$10.44		$10.11	$9.68	$10.30	$10.06	$10.09
Net investment income (a)	0.08		0.15	0.31	0.42	0.49	0.44
Net realized/unrealized gain (loss) on investments	0.12		0.39	0.96	(0.45)	0.25	(0.03)
Total income (loss) from investment operations	0.20		0.54	1.27	(0.03)	0.74	0.41
Dividends from net investment income	(0.10)		(0.18)	(0.37)	(0.43)	(0.50)	(0.44)
Distributions from net realized capital gains	0.00		(0.03)	(0.47)	(0.16)	0.00	0.00
Total distributions	(0.10)		(0.21)	(0.84)	(0.59)	(0.50)	(0.44)
Net asset value end of year or period	$10.54		$10.44	$10.11	$9.68	$10.30	$10.06
Total return	1.90%		5.45%	13.49%	(0.27)%	7.52%	4.13%
Net assets end of year or period (000s)	$64,729		$55,336	$59,060	$25,813	$30,612	$25,886
Ratio of expenses to average net assets	0.50	%*	0.50%	0.51%	0.56%	0.50%	0.50%
Ratio of expenses to average net assets excluding interest expense	0.50	%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.56	%*	1.47%	3.07%	4.17%	4.86%	4.37%
Portfolio turnover rate	198	%**	351%**	662%	293%	72%	200%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$1,370,906
Investments in Affiliates, at value	424,613
Repurchase agreements, at value	2,554
Cash	126
Deposits with counterparty	1,872
Receivable for investments sold	36,907
Receivable for Portfolio shares sold	1,927
Interest and dividends receivable	8,488
Dividends receivable from Affiliates	107
Variation margin receivable	351
Swap premiums paid	5,722
Unrealized appreciation on foreign currency contracts	4,190
Unrealized appreciation on swap agreements	6,772
1,864,535

Liabilities:
Payable for investments purchased	$47,958
Payable for investments in Affiliates purchased	107
Payable for Portfolio shares redeemed	5,660
Payable for short sales	13,773
Overdraft due to custodian	4
Written options outstanding	2,454
Deposits from counterparty	11,440
Accrued related party fees	940
Swap premiums received	1,556
Unrealized depreciation on foreign currency contracts	2,045
Unrealized depreciation on swap agreements	2,894
Other liabilities	1
88,832

Net Assets	$1,775,703

Net Assets Consist of:
Paid in capital	$1,782,603
Undistributed net investment income	1,610
Accumulated undistributed net realized (loss)	(28,803)
Net unrealized appreciation	20,293
$1,775,703

Net Assets:
Institutional Class	$64,729
Administrative Class	1,345,272
Advisor Class	365,702

Shares Issued and Outstanding:
Institutional Class	6,142
Administrative Class	127,647
Advisor Class	34,700

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.54
Administrative Class	10.54
Advisor Class	10.54

Cost of Investments	$1,360,688
Cost of Investments in Affiliates	$424,611
Cost of Repurchase Agreements	$2,554
Proceeds Received on Short Sales	$13,813
Premiums Received on Written Options	$4,195

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$15,950
Dividends	437
Dividends from Affiliate investments	674
Total Income	17,061

Expenses:
Investment advisory fees	2,049
Supervisory and administrative fees	2,049
Servicing fees — Administrative Class	949
Distribution and/or servicing fees — Advisor Class	390
Trustees' fees	13
Interest expense	8
Total Expenses	5,458

Net Investment Income	11,603

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(1,846)
Net realized gain on Affiliate investments	50
Net realized gain on futures contracts, written options and swaps	3,607
Net realized gain on foreign currency transactions	2,462
Net change in unrealized appreciation on investments	11,174
Net change in unrealized appreciation on Affiliate investments	75
Net change in unrealized appreciation on futures contracts, written options and swaps	2,778
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	134
Net Gain	18,434

Net Increase in Net Assets Resulting from Operations	$30,037

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$11,603	$18,254
Net realized gain	4,223	29,736
Net realized gain on Affiliate investments	50	170
Net change in unrealized appreciation	14,086	20,250
Net change in unrealized appreciation (depreciation) on Affiliate investments	75	(8)
Net increase resulting from operations	30,037	68,402

Distributions to Shareholders:
From net investment income
Institutional Class	(591)	(973)
Administrative Class	(11,047)	(17,598)
Advisor Class	(2,560)	(3,897)
From net realized capital gains
Institutional Class	0	(178)
Administrative Class	0	(3,924)
Advisor Class	0	(899)

Total Distributions	(14,198)	(27,469)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	187,266	395,699

Total Increase in Net Assets	203,105	436,632

Net Assets:
Beginning of period	1,572,598	1,135,966
End of period*	$1,775,703	$1,572,598

*Including undistributed net investment income of:	$1,610	$4,205

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%

Ford Motor Co.
2.940% due 12/15/2013	$1,001	$1,001

Georgia-Pacific Corp.
2.246% due 12/21/2012	188	188
2.246% due 12/31/2012	800	800
2.250% due 12/21/2012	8,037	8,041

HCA, Inc.
2.496% due 11/14/2013	2,200	2,188

Total Bank Loan Obligations (Cost $12,171)		12,218

CORPORATE BONDS & NOTES 42.4%

BANKING & FINANCE 27.6%

Ally Financial, Inc.
3.466% due 02/11/2014	1,000	983
3.646% due 06/20/2014	1,200	1,174
4.500% due 02/11/2014	1,200	1,203
6.000% due 12/15/2011	4,400	4,466
6.000% due 05/23/2012	500	512
6.875% due 09/15/2011	12,900	13,013
7.000% due 02/01/2012	1,000	1,022

American Express Centurion Bank
5.550% due 10/17/2012	3,700	3,907

American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011	3,500	3,561

American International Group, Inc.
4.250% due 05/15/2013	5,400	5,555
4.950% due 03/20/2012	1,600	1,631

ANZ National International Ltd.
6.200% due 07/19/2013	1,000	1,090

Australia & New Zealand Banking Group Ltd.
1.118% due 05/08/2013	4,200	4,212

Banco Bradesco S.A.
2.361% due 05/16/2014	7,100	7,195

Banco do Brasil S.A.
4.500% due 01/22/2015	800	838

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015	1,600	1,634

Banco Santander Chile
1.524% due 04/20/2012	2,300	2,302
2.875% due 11/13/2012	4,500	4,535
3.750% due 09/22/2015	2,900	2,936

Bank of America Corp.
7.375% due 05/15/2014	1,500	1,687

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015	2,200	2,319

Banque PSA Finance
2.146% due 04/04/2014	2,500	2,497

Bear Stearns Cos. LLC
0.463% due 02/01/2012	3,000	3,004

BNP Paribas S.A.
0.693% due 04/08/2013	5,200	5,165

BPCE S.A.
2.375% due 10/04/2013	400	407

BRFkredit A/S
0.528% due 04/15/2013	4,200	4,204

CIT Group, Inc.
7.000% due 05/01/2014	390	396

Citigroup, Inc.
1.111% due 02/15/2013	2,500	2,491
1.733% due 01/13/2014	2,600	2,619
5.500% due 04/11/2013	7,100	7,540
5.625% due 08/27/2012	2,800	2,926

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonwealth Bank of Australia
0.705% due 07/12/2013		$13,100	$13,101

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
4.200% due 05/13/2014		2,000	2,142

Countrywide Financial Corp.
5.800% due 06/07/2012		5,700	5,947

Credit Agricole S.A.
1.724% due 01/21/2014		5,200	5,276

DanFin Funding Ltd.
0.976% due 07/16/2013		9,700	9,702

Deutsche Bank Capital Funding Trust I
3.216% due 12/29/2049		14,600	13,012

Dexia Credit Local
0.652% due 03/05/2013		9,100	9,079

Dexia Credit Local S.A.
0.753% due 04/29/2014		4,200	4,187

FIH Erhvervsbank A/S
0.620% due 06/13/2013		15,700	15,700

First Horizon National Corp.
5.375% due 12/15/2015		1,400	1,490

Ford Motor Credit Co. LLC
3.033% due 01/13/2012		3,900	3,910
7.000% due 10/01/2013		50	54
7.000% due 04/15/2015		1,100	1,191
7.250% due 10/25/2011		6,000	6,091
7.500% due 08/01/2012		10,600	11,102
7.800% due 06/01/2012		600	628

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	400	586

Golden West Financial Corp.
4.750% due 10/01/2012		$600	628

Goldman Sachs Group, Inc.
1.695% due 02/04/2013	EUR	6,600	9,496
1.711% due 01/30/2017		7,900	10,726

HCP, Inc.
6.450% due 06/25/2012		$13,675	14,356

HSBC Finance Corp.
1.787% due 04/05/2013	EUR	6,600	9,477

Industrial Bank of Korea
3.750% due 09/29/2016		$2,200	2,225

ING Bank NV
1.297% due 03/15/2013		6,000	6,014
1.652% due 06/09/2014		1,500	1,506
3.900% due 03/19/2014		1,100	1,177

International Lease Finance Corp.
5.400% due 02/15/2012		6,400	6,512
5.550% due 09/05/2012		8,300	8,528
6.375% due 03/25/2013		2,900	3,002
6.500% due 09/01/2014		11,200	11,928
6.625% due 11/15/2013		1,805	1,877

Intesa Sanpaolo SpA
2.658% due 02/24/2014		2,300	2,296

JPMorgan Chase & Co.
0.997% due 05/02/2014		24,900	24,928

KeyBank N.A.
1.559% due 11/21/2011	EUR	1,500	2,166

Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		$1,000	262
5.625% due 01/24/2013 (a)		1,700	459

Lloyds TSB Bank PLC
2.624% due 01/24/2014		3,400	3,450
12.000% due 12/29/2049		6,000	6,530

Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		5,100	5,411
5.571% due 10/04/2012		7,800	8,066
6.050% due 08/15/2012		5,300	5,580

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MetLife Institutional Funding II
1.201% due 04/04/2014		$9,500	$9,528

Metropolitan Life Global Funding I
0.497% due 03/15/2012		425	425
0.683% due 07/13/2011		6,900	6,901

Morgan Stanley
2.761% due 05/14/2013		11,000	11,300

National Australia Bank Ltd.
1.010% due 04/11/2014		9,000	8,998

Nationwide Building Society
1.730% due 12/22/2016	EUR	13,900	19,185
2.500% due 08/17/2012		$1,200	1,227

PNC Preferred Funding Trust I
6.517% due 03/29/2049		1,100	964

Qatari Diar Finance QSC
3.500% due 07/21/2015		4,300	4,418
5.000% due 07/21/2020		5,000	5,150

Regions Financial Corp.
6.375% due 05/15/2012		15,515	15,853

Royal Bank of Scotland Group PLC
0.561% due 10/14/2016		400	356
7.640% due 03/29/2049 (a)		4,500	3,521

Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012		7,400	7,402

SLM Corp.
1.801% due 06/17/2013	EUR	1,100	1,543
3.125% due 09/17/2012		3,200	4,596
6.250% due 01/25/2016		$9,000	9,343

Societe Generale S.A.
0.461% due 08/16/2016		5,200	5,000

Springleaf Finance Corp.
5.625% due 08/17/2011		900	901

SunTrust Bank
1.604% due 12/20/2011	EUR	1,400	2,017

UBS AG
1.273% due 01/28/2014		$1,000	1,005
1.358% due 02/23/2012		1,300	1,308

Wachovia Corp.
5.228% due 05/25/2012	AUD	5,200	5,538

Waha Aerospace BV
3.925% due 07/28/2020		$5,320	5,400

Wells Fargo & Co.
7.980% due 03/29/2049		3,500	3,798

Westpac Banking Corp.
2.250% due 11/19/2012		6,900	7,033

			489,532

INDUSTRIALS 9.2%

Anheuser-Busch InBev Worldwide, Inc.
0.824% due 01/27/2014		8,000	8,035

Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		5,015	5,434

Caterpillar, Inc.
0.424% due 05/21/2013		6,000	6,010

Charter Communications Operating LLC
8.000% due 04/30/2012		600	627

Chesapeake Energy Corp.
7.625% due 07/15/2013		1,000	1,095
9.500% due 02/15/2015		300	350

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		6,100	6,834

Cox Communications, Inc.
4.625% due 06/01/2013		1,675	1,779
7.125% due 10/01/2012		8,000	8,582

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CVS Caremark Corp.
5.750% due 08/15/2011		$2,800	$2,816

Daimler Finance North America LLC
5.750% due 09/08/2011		12,200	12,311
7.300% due 01/15/2012		7,300	7,555

Deutsche Telekom International Finance BV
5.250% due 07/22/2013		8,869	9,568

Devon Financing Corp. ULC
6.875% due 09/30/2011		4,625	4,695

Dow Chemical Co.
6.000% due 10/01/2012		2,272	2,409

EOG Resources, Inc.
1.023% due 02/03/2014		6,600	6,668

Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		1,700	1,787

Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013		2,500	2,769

Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013		200	224

General Mills, Inc.
5.250% due 08/15/2013		3,500	3,804

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		5,000	5,411

Kraft Foods, Inc.
2.625% due 05/08/2013		8,100	8,336
5.625% due 11/01/2011		644	654
6.250% due 06/01/2012		1,096	1,151

MeadWestvaco Corp.
6.850% due 04/01/2012		1,600	1,659

Noble Group Ltd.
6.750% due 01/29/2020		5,000	5,275

Pearson Dollar Finance PLC
5.500% due 05/06/2013		7,000	7,494

Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	176

Reynolds American, Inc.
7.250% due 06/01/2012		$2,300	2,430

Rio Tinto Alcan, Inc.
4.875% due 09/15/2012		5,000	5,236

Shell International Finance BV
3.100% due 06/28/2015		5,500	5,751

Time Warner Cable, Inc.
5.400% due 07/02/2012		10,073	10,532
6.200% due 07/01/2013		3,000	3,292

Time Warner, Inc.
3.150% due 07/15/2015		2,200	2,276

Volkswagen International Finance NV
0.757% due 10/01/2012		5,500	5,516

WM Wrigley Jr. Co.
3.050% due 06/28/2013		500	511

Wyeth
5.500% due 03/15/2013		4,000	4,316

			163,368

UTILITIES 5.6%

AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		4,800	5,330

BellSouth Corp.
4.463% due 04/26/2021		21,100	21,724

BP Capital Markets PLC
2.750% due 02/27/2012		4,900	4,969

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		700	796

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonwealth Edison Co.
5.400% due 12/15/2011	$10,000	$10,217

Dominion Resources, Inc.
5.000% due 03/15/2013	3,000	3,199

El Paso Performance-Linked Trust
7.750% due 07/15/2011	1,300	1,302

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	5,850	6,990
10.500% due 03/25/2014	3,800	4,542

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	3,200	3,394

NextEra Energy Capital Holdings, Inc.
5.350% due 06/15/2013	4,000	4,279

NGPL PipeCo LLC
6.514% due 12/15/2012	4,000	4,207

NRG Energy, Inc.
8.250% due 09/01/2020	1,900	1,948

Qtel International Finance Ltd.
3.375% due 10/14/2016	2,300	2,306

Qwest Corp.
3.497% due 06/15/2013	8,800	9,042
8.875% due 03/15/2012	11,000	11,605

Vodafone Group PLC
5.350% due 02/27/2012	3,054	3,147

		98,997

Total Corporate Bonds & Notes (Cost $742,121)		751,897

CONVERTIBLE BONDS & NOTES 0.6%

INDUSTRIALS 0.6%

Transocean, Inc.
1.500% due 12/15/2037	11,000	11,041

Total Convertible Bonds & Notes (Cost $10,220)		11,041

MUNICIPAL BONDS & NOTES 0.5%

ILLINOIS 0.3%

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	5,800	5,832

NEW JERSEY 0.2%

New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.247% due 06/15/2013	3,300	3,297

Total Municipal Bonds & Notes (Cost $9,100)		9,129

U.S. GOVERNMENT AGENCIES 5.9%

Fannie Mae
0.246% due 12/25/2036 - 07/25/2037	1,423	1,404
0.496% due 04/25/2037	958	958
0.536% due 07/25/2037 - 03/25/2044	5,655	5,668
0.586% due 05/25/2031 - 11/25/2032	1,061	1,063
0.719% due 12/25/2022	141	142
0.926% due 03/25/2040	8,232	8,341
1.019% due 04/25/2023	156	157
1.069% due 02/25/2023	8	8
1.119% due 05/25/2022 - 06/17/2027	88	89
1.495% due 07/01/2042 - 06/01/2043	622	622
1.545% due 09/01/2041	379	383
1.695% due 09/01/2040	3	3
2.254% due 11/01/2035	116	120
2.614% due 07/01/2035	165	174

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.695% due 09/01/2035	$538	$565
4.000% due 07/01/2026	12,000	12,495
4.500% due 05/01/2023 - 06/01/2024	2,404	2,555
4.558% due 12/01/2036	45	46
4.774% due 09/01/2034	36	38
5.000% due 04/25/2033 - 03/01/2035	1,944	2,078
5.500% due 07/01/2028 - 02/01/2040	10,615	11,531
6.000% due 03/01/2017 - 01/01/2039	24,828	27,318
6.351% due 12/25/2042	14	16
6.500% due 04/01/2036 - 11/01/2036	731	829

FDIC Structured Sale Guaranteed Notes
0.691% due 11/29/2037	10,353	10,353
2.980% due 12/06/2020	5,092	5,186

Federal Housing Administration
7.430% due 10/01/2020	6	6

Freddie Mac
0.226% due 12/25/2036	1,845	1,834
0.337% due 07/15/2019 - 08/15/2019	3,223	3,219
0.446% due 08/25/2031	227	221
0.487% due 05/15/2036	686	690
0.537% due 12/15/2030	89	89
0.587% due 06/15/2018	69	69
1.495% due 02/25/2045	474	468
2.741% due 07/01/2035	340	357
5.500% due 08/15/2030 - 07/01/2041	3,249	3,514
6.000% due 09/01/2016 - 07/01/2041	1,042	1,145
6.500% due 07/25/2043	101	114

Small Business Administration
5.600% due 09/01/2028	785	861

Total U.S. Government Agencies (Cost $103,511)		104,729

U.S. TREASURY OBLIGATIONS 4.1%

U.S. Treasury Notes
0.750% due 06/15/2014 (d)(f)	73,600	73,502

Total U.S. Treasury Obligations (Cost $73,602)		73,502

MORTGAGE-BACKED SECURITIES 9.0%

Adjustable Rate Mortgage Trust
2.874% due 09/25/2035	1,571	1,149

American Home Mortgage Investment Trust
2.262% due 10/25/2034	652	585
2.403% due 02/25/2045	276	246

Arkle Master Issuer PLC
0.350% due 02/17/2052	30,200	30,134

Banc of America Funding Corp.
0.466% due 07/25/2037	2,102	1,462
5.775% due 01/20/2047	980	654

Banc of America Large Loan, Inc.
1.937% due 11/15/2015	780	725

Banc of America Mortgage Securities, Inc.
2.768% due 07/25/2034	1,861	1,713
2.878% due 05/25/2033	867	841
6.500% due 10/25/2031	20	21

BCRR Trust
4.230% due 12/22/2035	5,809	5,900

Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035	3,813	3,544
2.726% due 04/25/2033	9	9
2.731% due 03/25/2035	3,984	3,746
2.768% due 02/25/2033	2	2

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.804% due 07/25/2034		$658	$499
2.864% due 01/25/2034		45	44
2.916% due 08/25/2035		627	467
5.020% due 01/25/2035		395	357
5.535% due 04/25/2033		17	16

Bear Stearns Alt-A Trust
0.346% due 02/25/2034		745	588

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		400	423
5.471% due 01/12/2045		1,200	1,322

Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036		1,484	953
5.027% due 12/26/2046		819	546

Citigroup Mortgage Loan Trust, Inc.
2.660% due 12/25/2035		353	316
2.869% due 08/25/2035		1,624	824

Commercial Mortgage Pass-Through Certificates
0.277% due 06/15/2022		550	527
5.306% due 12/10/2046		3,600	3,857

Countrywide Alternative Loan Trust
0.366% due 05/25/2047		834	457
6.000% due 10/25/2033		30	30

Countrywide Home Loan Mortgage Pass- Through Trust
2.528% due 02/20/2036		758	523
2.789% due 02/20/2035		2,001	1,658
3.094% due 11/25/2034		1,191	1,006

Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032		2	2
2.431% due 07/25/2033		8,185	7,583

Credit Suisse Mortgage Capital Certificates
0.257% due 02/15/2022		4,126	4,009
5.850% due 03/15/2039		400	436

CW Capital Cobalt Ltd.
5.334% due 04/15/2047		2,282	2,333

First Horizon Alternative Mortgage Securities
2.326% due 09/25/2034		2,249	2,049

First Horizon Asset Securities, Inc.
2.848% due 08/25/2035		643	540

GMAC Mortgage Corp. Loan Trust
3.061% due 11/19/2035		365	331

Gracechurch Mortgage Financing PLC
0.340% due 11/20/2056		10,824	10,727

Granite Master Issuer PLC
0.286% due 12/20/2054		1,128	1,069
0.326% due 12/20/2054		7,258	6,881
0.788% due 12/20/2054	GBP	1,205	1,835

Granite Mortgages PLC
1.015% due 09/20/2044		1,208	1,865
1.199% due 01/20/2044		192	297
1.718% due 01/20/2044	EUR	222	309

Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046		$181	167
0.266% due 01/25/2047 (a)		186	175

Greenpoint Mortgage Pass-Through Certificates
2.922% due 10/25/2033		2,214	1,882

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		200	214
5.444% due 03/10/2039		1,900	2,039

GS Mortgage Securities Corp. II
1.142% due 03/06/2020		1,744	1,725

GSR Mortgage Loan Trust
2.790% due 09/25/2035		1,728	1,655

Harborview Mortgage Loan Trust
0.406% due 05/19/2035		184	123
2.775% due 07/19/2035		1,013	772

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	1,200	$1,747

Impac CMB Trust
1.186% due 07/25/2033		$306	287

Indymac Index Mortgage Loan Trust
2.664% due 12/25/2034		506	378

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		600	644
5.882% due 02/15/2051		1,300	1,415

JPMorgan Mortgage Trust
5.015% due 02/25/2035		425	423
5.750% due 01/25/2036		84	78

MASTR Asset Securitization Trust
5.500% due 09/25/2033		28	30

Mellon Residential Funding Corp.
0.667% due 06/15/2030		240	232

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,870

Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		560	412

MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035		442	381
1.191% due 10/25/2035		257	212
1.955% due 01/25/2029		36	35
4.250% due 10/25/2035		1,122	936

Morgan Stanley Capital I
0.247% due 10/15/2020		1,100	1,073
5.809% due 12/12/2049		300	329

Morgan Stanley Re-REMIC Trust
5.992% due 08/12/2045		700	767

Opera Finance PLC
1.049% due 04/25/2017	GBP	1,026	1,541

Prime Mortgage Trust
0.586% due 02/25/2019		$4	4
0.586% due 02/25/2034		24	23

Residential Funding Mortgage Securities I
3.246% due 09/25/2035		1,508	1,031

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018		79	82

Structured Adjustable Rate Mortgage Loan Trust
1.695% due 01/25/2035		418	267
2.580% due 02/25/2034		574	536
2.609% due 01/25/2035		1,522	1,236
2.619% due 08/25/2034		796	745
2.638% due 08/25/2035		441	345

Structured Asset Mortgage Investments, Inc.
0.436% due 07/19/2035		1,169	1,084
0.466% due 02/25/2036		260	162
0.846% due 09/19/2032		9	8

Structured Asset Securities Corp.
2.756% due 10/25/2035		503	407

Thornburg Mortgage Securities Trust
0.296% due 11/25/2046		544	537
0.306% due 10/25/2046		1,639	1,630

UBS Commercial Mortgage Trust
1.087% due 07/15/2024		2,281	2,154

Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020		2,039	1,851
0.277% due 09/15/2021		6,168	5,951

WaMu Mortgage Pass-Through Certificates
0.456% due 12/25/2045		223	185
0.476% due 10/25/2045		3,565	2,941
1.008% due 01/25/2047		532	333
1.478% due 11/25/2042		91	79

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.491% due 05/25/2041	$46	$41
1.678% due 06/25/2042	56	44
1.678% due 08/25/2042	230	202
2.609% due 02/27/2034	41	41
2.859% due 09/25/2046	733	566

Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036	812	728
2.782% due 06/25/2035	4,017	3,809
2.814% due 10/25/2035	1,516	1,373
4.883% due 09/25/2035	1,228	1,195
4.909% due 01/25/2035	1,084	1,059
4.981% due 12/25/2034	750	716

Total Mortgage-Backed Securities (Cost $164,480)		159,317

ASSET-BACKED SECURITIES 3.0%

ACE Securities Corp.
0.246% due 10/25/2036	141	43

AMMC CDO
0.482% due 08/08/2017	3,471	3,353

Amortizing Residential Collateral Trust
0.766% due 07/25/2032	13	11

Asset-Backed Funding Certificates
0.246% due 01/25/2037	5	5

Asset-Backed Securities Corp. Home Equity
0.461% due 09/25/2034	286	258
1.837% due 03/15/2032	194	150

Atrium CDO Corp.
0.704% due 06/27/2015	4,833	4,667

Babson CLO Ltd.
0.581% due 11/15/2016	2,529	2,471

Bear Stearns Asset-Backed Securities Trust
1.186% due 10/25/2037	3,387	2,097

Countrywide Asset-Backed Certificates
0.236% due 06/25/2047	226	224
0.256% due 06/25/2047	29	29
0.446% due 05/25/2036	2,206	1,916
0.666% due 12/25/2031	41	22

Credit Suisse First Boston Mortgage Securities Corp.
0.806% due 01/25/2032	9	8

Dryden Leveraged Loan CDO
0.508% due 05/22/2017	2,965	2,836
0.786% due 12/22/2015	1,611	1,592

Equity One ABS, Inc.
0.746% due 11/25/2032	12	11

First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036	49	49

GE-WMC Mortgage Securities LLC
0.226% due 08/25/2036	18	6

Halcyon Structured Asset Management Long/Short CLO Ltd.
0.493% due 08/07/2021	8,500	8,123

HSBC Home Equity Loan Trust
0.476% due 01/20/2034	1,580	1,419

Landmark CDO Ltd.
0.748% due 01/15/2016	1,482	1,452

Long Beach Mortgage Loan Trust
0.746% due 10/25/2034	34	28

Nationstar Home Equity Loan Trust
0.306% due 04/25/2037	535	526

Navigator CDO Ltd.
1.111% due 11/15/2015	905	881

Panhandle-Plains Higher Education Authority, Inc.
1.434% due 10/01/2035	2,791	2,827

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Student Loan Trust
1.429% due 10/25/2023	EUR	5,500	$7,482
1.837% due 12/15/2017		$3,186	3,209
3.500% due 08/17/2043		3,537	3,546
4.500% due 11/16/2043		1,139	1,099
6.187% due 07/15/2042		2,075	1,975

Structured Asset Investment Loan Trust
0.546% due 10/25/2035		889	667

Structured Asset Securities Corp.
0.236% due 10/25/2036		26	26

Total Asset-Backed Securities (Cost $54,427)			53,008

SOVEREIGN ISSUES 5.1%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	455	288
10.000% due 01/01/2017		4,500	2,615

Canada Government Bond
1.500% due 12/01/2012	CAD	25,400	26,364
1.750% due 03/01/2013		900	937
2.000% due 08/01/2013		1,500	1,568
2.250% due 08/01/2014		1,200	1,258

Canada Housing Trust No. 1
2.450% due 12/15/2015		22,000	22,830
3.950% due 12/15/2011		500	525
4.000% due 06/15/2012		1,200	1,276
4.550% due 12/15/2012		1,800	1,948
4.800% due 06/15/2012		900	964

Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	3,000	2,455

Hydro Quebec
2.000% due 06/30/2016		$12,800	12,619

Korea Development Bank
3.250% due 03/09/2016		5,300	5,309
8.000% due 01/23/2014		1,700	1,936

Korea Government Bond
4.875% due 09/22/2014		600	652
5.125% due 12/07/2016		500	552
5.750% due 04/16/2014		500	553

Societe Financement de l'Economie Francaise
0.476% due 07/16/2012		1,000	1,003
2.125% due 05/20/2012	EUR	700	1,020

Spain Government Bond
4.650% due 07/30/2025		1,700	2,222
4.900% due 07/30/2040		1,700	2,121

Total Sovereign Issues (Cost $87,314)			91,015

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%

Bank of America Corp.
7.250% due 12/31/2049	1,339	$1,340

Wells Fargo & Co.
7.500% due 12/31/2049	7,463	7,911

		9,251

INDUSTRIALS 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032	4,000	3

Total Convertible Preferred Securities (Cost $7,123)		9,254

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%

DG Funding Trust
0.553% due 12/31/2049	420	3,183

Farm Credit Bank
10.000% due 12/31/2049	1,900	2,172

Total Preferred Securities (Cost $6,419)		5,355

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 29.1%

CERTIFICATES OF DEPOSIT 2.8%

Banco Bradesco S.A.
1.955% due 01/24/2013	$1,200	1,210

Banco Do Brasil S.A.
0.000% due 02/15/2012	7,900	7,953

Bank of Nova Scotia
0.576% due 10/18/2012	4,600	4,606

Industrial & Commercial Bank of China Ltd.
0.550% due 07/11/2011	7,600	7,600
0.750% due 08/15/2011	3,700	3,700

Intesa Sanpaolo SpA
2.375% due 12/21/2012	7,200	7,258

Itau Unibanco S.A.
0.000% due 07/11/2011	4,200	4,199
0.000% due 09/12/2011	3,400	3,392
0.000% due 12/12/2011	3,300	3,280
0.000% due 02/06/2012	6,000	5,948

		49,146

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 1.3%

Erste Abwicklungsanstalt
0.315% due 11/28/2011	$8,900	$8,892

Kells Funding LLC
0.260% due 10/05/2011	1,000	999
0.270% due 10/04/2011	8,100	8,096

Vodafone Group PLC
0.880% due 01/19/2012	4,800	4,788

		22,775

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 07/01/2011	2,554	2,554

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $2,610. Repurchase proceeds are $2,554.)

SHORT-TERM NOTES 0.7%

Banco Santander Brasil S.A.
0.010% due 07/13/2011	600	600

Pacific Gas & Electric Co.
0.870% due 10/11/2011	12,500	12,500

		13,100

U.S. TREASURY BILLS 0.3%
0.051% due 08/11/2011 - 10/13/2011 (b)(d)(f)	5,420	5,420

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 23.9%
	42,380,801	424,613

Total Short-Term Instruments (Cost $517,365)		517,608

Total Investments 101.2% (Cost $1,787,853)		$1,798,073

Written Options (h) (0.1%) (Premiums $4,195)		(2,454)

Other Assets and Liabilities (Net) (1.1%)		(19,916)

Net Assets 100.0%		$1,775,703

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $3,476 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $70,088 at a weighted average interest rate of -0.100%. On June 30, 2011, there were no open reverse repurchase agreements.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(f)	Securities with an aggregate market value of $2,253 and cash of $1,872 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	231	$88
90-Day Eurodollar December Futures	Long	12/2012	410	(9)
90-Day Eurodollar December Futures	Long	12/2012	14	(4)
90-Day Eurodollar December Futures	Long	12/2013	23	(12)
90-Day Eurodollar June Futures	Long	06/2012	2,134	1,353
90-Day Eurodollar June Futures	Long	06/2013	55	(36)
90-Day Eurodollar June Futures	Long	06/2014	9	(4)
90-Day Eurodollar March Futures	Long	03/2012	1,021	901
90-Day Eurodollar March Futures	Long	03/2013	486	(62)
90-Day Eurodollar March Futures	Long	03/2014	38	(22)
90-Day Eurodollar September Futures	Long	09/2011	40	6
90-Day Eurodollar September Futures	Long	09/2012	854	78
90-Day Eurodollar September Futures	Long	09/2013	48	(24)

				$2,253

(g)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)			Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	BCLY	1.000%	12/20/2011	0.365%	$		300	$1	$(1)	$2
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	1.043%			1,100	(1)	(14)	13
Brazil Government International Bond	BCLY	1.000%	09/20/2015	0.964%			5,100	10	(39)	49
Brazil Government International Bond	CITI	1.000%	09/20/2015	0.964%			1,000	1	(16)	17
Brazil Government International Bond	CITI	1.000%	06/20/2016	1.077%			27,000	(90)	(52)	(38)
Brazil Government International Bond	HSBC	1.000%	09/20/2015	0.964%			1,000	2	(10)	12
Brazil Government International Bond	HSBC	1.000%	03/20/2016	1.043%			1,300	(2)	(6)	4
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.964%			400	1	(4)	5
Brazil Government International Bond	UBS	1.000%	09/20/2015	0.964%			500	1	(5)	6
Credit Agricole S.A.	CSFB	3.000%	06/20/2016	2.717%		EUR	3,400	66	106	(40)
Credit Agricole S.A.	DUB	3.000%	06/20/2016	2.717%			4,500	88	150	(62)
Emirate of Abu Dhabi Government Bond	MSC	1.000%	12/20/2015	0.845%	$		2,600	18	1	17
France Government Bond	CITI	0.250%	12/20/2015	0.700%			2,600	(51)	(68)	17
France Government Bond	GSC	0.250%	12/20/2015	0.700%			5,100	(100)	(137)	37
Gazprom Via Gaz Capital S.A.	MSC	0.860%	11/20/2011	0.732%			2,600	4	0	4
General Electric Capital Corp.	BNP	1.250%	03/20/2013	0.606%			700	8	0	8
General Electric Capital Corp.	CITI	4.000%	12/20/2013	0.789%			2,200	177	0	177
General Electric Capital Corp.	CITI	4.325%	12/20/2013	0.789%			1,600	141	0	141
General Electric Capital Corp.	DUB	1.500%	09/20/2011	0.342%			600	2	0	2
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.789%			2,400	206	0	206
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.789%			1,900	195	0	195
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.252%			100	(1)	(6)	5
General Electric Capital Corp.	MSC	1.000%	06/20/2016	1.293%			200	(3)	(1)	(2)
Japan Government International Bond	BCLY	1.000%	06/20/2015	0.719%			2,400	27	37	(10)
Japan Government International Bond	BCLY	1.000%	12/20/2015	0.792%			1,400	14	25	(11)
Japan Government International Bond	BCLY	1.000%	03/20/2016	0.832%			4,400	35	59	(24)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.792%			1,400	13	24	(11)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.832%			5,900	47	82	(35)
Japan Government International Bond	DUB	1.000%	09/20/2015	0.749%			9,000	96	149	(53)
Japan Government International Bond	GSC	1.000%	03/20/2015	0.685%			3,700	44	36	8
Japan Government International Bond	JPM	1.000%	03/20/2016	0.832%			1,200	10	10	0
Japan Government International Bond	MSC	1.000%	12/20/2015	0.792%			1,500	14	26	(12)
Japan Government International Bond	UBS	1.000%	12/20/2015	0.792%			1,400	13	22	(9)
Mexico Government International Bond	BCLY	1.000%	09/20/2015	0.943%			5,100	14	(39)	53
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.012%			3,400	(1)	(19)	18
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.042%			7,900	(14)	19	(33)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%			1,900	8	(16)	24
Republic of Italy Government Bond	BNP	1.000%	06/20/2016	1.688%			6,200	(195)	(129)	(66)
Spain Government International Bond	BOA	1.000%	03/20/2016	2.571%			300	(20)	(20)	0
Spain Government International Bond	CITI	1.000%	06/20/2016	2.589%			1,200	(84)	(74)	(10)
Spain Government International Bond	GSC	1.000%	03/20/2016	2.571%			200	(13)	(13)	0
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.451%			1,400	29	9	20
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.451%			1,200	25	8	17
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.563%			900	18	17	1
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.451%			1,600	32	9	23
United Kingdom Gilt	GSC	1.000%	03/20/2016	0.563%			1,000	20	20	0
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.451%			1,600	32	8	24
United Kingdom Gilt	MSC	1.000%	06/20/2016	0.590%			200	4	3	1
United Kingdom Gilt	UBS	1.000%	06/20/2016	0.590%			2,000	40	35	5

								$881	$186	$695

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection(1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BCLY	5.000%	12/20/2014	$	1,900	$194	$190	$4
CDX.EM-12 5-Year Index	UBS	5.000%	12/20/2014		1,000	103	100	3
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015		12,200	1,397	1,439	(42)
CDX.EM-13 5-Year Index	GSC	5.000%	06/20/2015		400	46	50	(4)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015		6,100	698	678	20
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		500	57	56	1
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015		8,300	950	966	(16)
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015		1,100	135	140	(5)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		1,800	222	235	(13)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		200	25	25	0
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015		800	98	104	(6)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015		3,700	455	481	(26)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016		400	53	54	(1)
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016		9,700	172	(36)	208
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		4,815	16	0	16
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012		1,059	4	0	4
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		8,198	83	0	83
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		193	2	0	2
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		386	4	0	4
CDX.IG-16 5-Year Index	BNP	1.000%	06/20/2016		23,200	94	0	94
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016		30,700	123	124	(1)
CDX.IG-16 5-Year Index	DUB	1.000%	06/20/2016		57,700	233	7	226

						$5,164	$4,613	$551

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	2,400	$14	$4	$10
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		6,600	40	9	31
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		4,900	45	20	25
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		16,700	154	34	120
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		3,000	10	0	10
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		2,300	9	0	9
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		11,100	44	(5)	49
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		400	4	2	2
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		2,200	16	4	12
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		76,100	4,089	(55)	4,144
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		1,000	3	0	3
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		2,600	6	(2)	8
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		7,100	29	1	28
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		3,400	14	1	13
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		14,800	48	32	16
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		2,400	(1)	3	(4)
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		2,600	(1)	3	(4)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		2,200	11	3	8
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		8,000	14	0	14
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		1,100	8	3	5
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,300	19	8	11
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		11,300	116	11	105
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		8,900	69	29	40
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		23,500	213	23	190
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		2,300	(5)	0	(5)
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		2,500	5	11	(6)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		1,100	5	0	5
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		2,500	16	(1)	17
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		1,200	9	3	6
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		600	8	3	5

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Interest Rate Swaps (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC	BRL	600	$8	$4	$4
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BNP		11,800	101	0	101
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		600	9	4	5
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI	$	143,100	(3,130)	(785)	(2,345)

							$1,999	$(633)	$2,632

(h)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	115	$31	$(26)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	100	32	(21)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	35	12	(15)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	35	16	(3)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	170	139	(129)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	745	417	(54)

				$647	$(248)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$	19,600	$40	$(15)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		15,400	130	(81)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,800	12	(10)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		62,000	537	(326)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		5,500	49	(21)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		26,500	254	(101)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		15,300	168	(59)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		23,500	244	(117)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		8,300	90	(32)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		9,300	88	(36)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		18,200	178	(91)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		29,600	239	(113)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		11,800	292	(164)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.750%	11/14/2011		34,500	99	(77)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.750%	11/14/2011		34,500	173	(186)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		3,900	98	(54)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		8,900	46	(54)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		8,900	46	(19)

								$2,783	$(1,556)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	$	2,700	$6	$(6)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011		2,700	11	(1)
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	09/21/2011		11,700	46	(26)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	09/21/2011		11,700	54	(6)
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011		11,200	60	(6)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.300%	09/21/2011		1,400	6	(2)
Put - OTC iTraxx Europe 14 5-Year Index	BNP	Sell	1.500%	09/21/2011	EUR	29,000	199	(58)

							$382	$(105)

Straddle Options
Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount		Premium (5)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000	10/11/2011	$	9,800	$52	$(63)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000	10/11/2011		9,100	46	(59)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000	10/11/2011		17,100	189	(277)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000	11/14/2011		8,900	96	(146)

						$383	$(545)

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

(5)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2010	260	$329,800	EUR	15,600	$3,182
Sales	3,635	448,800		29,000	4,065
Closing Buys	(2,643)	(210,500)		(15,600)	(2,236)
Expirations	0	(1,200)		0	(5)
Exercised	(52)	(143,100)		0	(811)

Balance at 06/30/2011	1,200	$423,800	EUR	29,000	$4,195

(i)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2041	$1,200	$1,278	$(1,275)
Fannie Mae	5.500%	08/01/2041	6,500	7,037	(7,015)
Fannie Mae	6.000%	08/01/2041	5,000	5,498	(5,483)

				$13,813	$(13,773)

(j)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	5,087	07/2011	DUB	$0	$(138)	$(138)
Sell	BRL	34,841	08/2011	BCLY	0	(389)	(389)
Buy		34,841	08/2011	UBS	626	0	626
Buy		34,841	09/2011	BCLY	381	0	381
Buy		186	09/2011	BOA	18	0	18
Sell	CAD	1,072	09/2011	BNP	0	(20)	(20)
Sell		1,165	09/2011	CITI	0	(28)	(28)
Sell		6,385	09/2011	DUB	0	(127)	(127)
Sell		293	09/2011	HSBC	0	(3)	(3)
Sell		3,493	09/2011	RBC	0	(75)	(75)
Sell		98	09/2011	RBS	0	(1)	(1)
Buy	CNY	580	11/2011	BCLY	0	0	0
Buy		3,488	11/2011	CITI	5	0	5
Buy		17,558	11/2011	HSBC	0	(9)	(9)
Buy		18,666	11/2011	JPM	0	(3)	(3)
Buy		20,903	02/2012	BCLY	0	(13)	(13)
Buy		6,426	02/2012	HSBC	1	0	1
Buy		3,839	06/2012	HSBC	1	0	1
Buy		3,199	06/2012	JPM	1	0	1
Buy		5,050	02/2013	CITI	0	(1)	(1)
Buy		1,893	02/2013	GSC	0	(1)	(1)
Buy	EUR	1,852	07/2011	BCLY	0	(23)	(23)
Sell		3,097	07/2011	BCLY	0	(109)	(109)
Sell		8,143	07/2011	BNP	1	(40)	(39)
Buy		2,359	07/2011	CITI	35	(8)	27
Sell		6,300	07/2011	CITI	0	(44)	(44)
Sell		17,321	07/2011	CSFB	0	(138)	(138)
Sell		10,750	07/2011	HSBC	50	(121)	(71)
Sell		13,768	07/2011	JPM	0	(118)	(118)
Sell		10,774	07/2011	RBS	0	(92)	(92)
Sell		1,200	07/2011	UBS	8	0	8
Sell	GBP	4,306	09/2011	UBS	166	0	166
Buy	IDR	8,967,000	07/2011	CITI	63	0	63
Buy		1,142,900	07/2011	HSBC	10	0	10
Sell		22,631,700	07/2011	HSBC	0	(21)	(21)
Buy		12,521,800	07/2011	JPM	50	0	50
Buy		9,073,000	10/2011	DUB	68	0	68
Buy		19,155,525	10/2011	RBS	134	0	134
Buy		27,250,070	01/2012	CITI	91	0	91
Buy		22,631,700	07/2012	HSBC	25	0	25
Buy	INR	263,902	08/2011	CITI	169	0	169
Buy		57,017	11/2011	BCLY	15	0	15
Sell	JPY	214,061	07/2011	BCLY	0	(100)	(100)
Buy		76,500	07/2011	CITI	38	0	38
Buy		134,906	07/2011	JPM	65	0	65
Buy	KRW	9,324,480	08/2011	CITI	161	0	161
Buy		180,368	08/2011	GSC	9	0	9

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	9,000,000	08/2011	JPM	$239	$0	$239
Buy		199,960	08/2011	MSC	9	0	9
Buy		251,000	08/2011	RBS	10	0	10
Buy	MXN	204,439	07/2011	CITI	839	0	839
Sell		271,679	07/2011	CITI	0	(19)	(19)
Buy		4,947	07/2011	DUB	23	0	23
Buy		53,727	07/2011	HSBC	188	0	188
Buy		6,118	07/2011	MSC	23	0	23
Buy		2,447	07/2011	UBS	9	0	9
Buy		271,679	11/2011	CITI	38	0	38
Buy		14,324	11/2011	HSBC	8	0	8
Buy		5,972	11/2011	MSC	4	0	4
Buy		5,968	11/2011	UBS	3	0	3
Buy	MYR	1,800	08/2011	BCLY	14	0	14
Buy		3,500	08/2011	CITI	26	0	26
Buy		1,050	08/2011	HSBC	7	0	7
Buy		600	08/2011	JPM	4	0	4
Buy	PHP	20,058	11/2011	BCLY	9	0	9
Buy		56,754	11/2011	CITI	12	(2)	10
Buy		6,608	11/2011	DUB	2	0	2
Buy		13,176	11/2011	GSC	3	0	3
Buy		26,314	11/2011	JPM	7	(2)	5
Buy		223,269	03/2012	CITI	20	0	20
Buy		26,505	03/2012	HSBC	0	(1)	(1)
Buy		12,558	03/2012	MSC	0	0	0
Buy	RUB	14,485	07/2011	BCLY	12	0	12
Sell		14,485	07/2011	BCLY	1	0	1
Buy		14,485	07/2011	CITI	0	(1)	(1)
Sell		14,485	07/2011	CITI	8	0	8
Buy	SGD	500	09/2011	BCLY	16	0	16
Buy		1,000	09/2011	CITI	33	0	33
Buy		3,800	09/2011	DUB	31	0	31
Buy		1,000	09/2011	GSC	2	0	2
Buy		2,796	09/2011	JPM	47	0	47
Buy		3,000	09/2011	RBS	50	0	50
Buy		900	09/2011	UBS	0	0	0
Buy	TRY	7,694	07/2011	HSBC	0	(152)	(152)
Sell		9,241	07/2011	HSBC	0	(73)	(73)
Buy		1,547	07/2011	JPM	0	(52)	(52)
Buy		9,241	10/2011	HSBC	73	0	73
Buy	TWD	26,872	01/2012	CITI	12	0	12
Sell	ZAR	671	07/2011	BCLY	1	0	1
Buy		696	07/2011	CITI	3	0	3
Sell		672	07/2011	CSFB	1	0	1
Buy		1,393	07/2011	HSBC	5	0	5
Sell		36,049	07/2011	HSBC	0	(121)	(121)
Buy		32,513	07/2011	JPM	40	0	40
Buy		2,789	07/2011	MSC	3	0	3
Buy		1,520	09/2011	BCLY	23	0	23
Buy		760	09/2011	MSC	11	0	11
Buy		760	09/2011	UBS	11	0	11
Buy		36,049	10/2011	HSBC	119	0	119

					$4,190	$(2,045)	$2,145

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$12,218	$0	$12,218
Corporate Bonds & Notes
Banking & Finance	0	489,532	0	489,532
Industrials	0	163,368	0	163,368
Utilities	0	98,997	0	98,997
Convertible Bonds & Notes
Industrials	0	11,041	0	11,041
Municipal Bonds & Notes
Illinois	0	5,832	0	5,832
New Jersey	0	3,297	0	3,297
U.S. Government Agencies	0	94,370	10,359	104,729

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
U.S. Treasury Obligations	$0	$73,502	$0	$73,502
Mortgage-Backed Securities	0	159,317	0	159,317
Asset-Backed Securities	0	47,839	5,169	53,008
Sovereign Issues	0	88,560	2,455	91,015
Convertible Preferred Securities
Banking & Finance	9,251	0	0	9,251
Industrials	0	3	0	3
Preferred Securities
Banking & Finance	0	2,172	3,183	5,355
Short-Term Instruments
Certificates of Deposit	0	49,146	0	49,146
Commercial Paper	0	22,775	0	22,775

See Accompanying Notes	Semiannual Report	June 30, 2011	19

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Repurchase Agreements	$0	$2,554	$0	$2,554
Short-Term Notes	0	13,100	0	13,100
U.S. Treasury Bills	0	5,420	0	5,420
PIMCO Short-Term Floating NAV Portfolio	424,613	0	0	424,613

	$433,864	$1,343,043	$21,166	$1,798,073

Short Sales, at value	$0	$(13,773)	$0	$(13,773)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,776	0	1,776
Foreign Exchange Contracts	0	4,190	0	4,190

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Interest Rate Contracts	$2,426	$4,996	$0	$7,422

	$2,426	$10,962	$0	$13,388

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(635)	0	(635)
Foreign Exchange Contracts	0	(2,045)	0	(2,045)
Interest Rate Contracts	(173)	(4,168)	(545)	(4,886)

	$(173)	$(6,848)	$(545)	$(7,566)

Totals	$436,117	$1,333,384	$20,621	$1,790,122

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
U.S. Government Agencies	$17,647	$0	$(2,326)	$0	$1	$223	$0	$(5,186)	$10,359	$103
Asset-Backed Securities	14,740	2,854	(4,775)	24	92	254	0	(8,020)	5,169	21
Sovereign Issues	0	2,360	0	0	0	95	0	0	2,455	95
Preferred Securities
Banking & Finance	3,206	0	0	0	0	(23)	0	0	3,183	(23)

	$35,593	$5,214	$(7,101)	$24	$93	$549	$0	$(13,206)	$21,166	$196

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(590)	$0	$0	$0	$0	$45	$0	$0	$(545)	$45

Totals	$35,003	$5,214	$(7,101)	$24	$93	$594	$0	$(13,206)	$20,621	$241

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable (2)	$0	$0	$0	$0	$351	$351
Unrealized appreciation on foreign currency contracts	0	0	0	4,190	0	4,190
Unrealized appreciation on swap agreements	0	1,776	0	0	4,996	6,772

	$0	$1,776	$0	$4,190	$5,347	$11,313

Liabilities:
Written options outstanding	$0	$105	$0	$0	$2,349	$2,454
Unrealized depreciation on foreign currency contracts	0	0	0	2,045	0	2,045
Unrealized depreciation on swap agreements	0	530	0	0	2,364	2,894

	$0	$635	$0	$2,045	$4,713	$7,393

20	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$3,240	$0	$5	$362	$3,607
Net realized gain on foreign currency transactions	0	0	0	2,432	0	2,432

	$0	$3,240	$0	$2,437	$362	$6,039

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$(981)	$0	$0	$3,759	$2,778
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	143	0	143

	$0	$(981)	$0	$143	$3,759	$2,921

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $2,253 as reported in the Notes to Schedule of Investments.

(m)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$5,963	$(5,800)	$163
BNP	(69)	0	(69)
BOA	218	(340)	(122)
CITI	(1,774)	2,784	1,010
CSFB	(293)	143	(150)
DUB	648	(740)	(92)
GSC	18	140	158
HSBC	971	(1,090)	(119)
JPM	336	(380)	(44)
MLP	242	(270)	(28)
MSC	1,267	(2,320)	(1,053)
RBC	(76)	0	(76)
RBS	(468)	291	(177)
UBS	1,000	(660)	340

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	June 30, 2011	21

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio.

Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

4.  SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities.

A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(d) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(e) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(f) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future. The Portfolio may enter into credit default swaption agreements to earn income on the premiums or to hedge exposure to the credit risk of an investment without making a commitment to the underlying contract.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A short straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The short straddle profits when the underlying security price has little volatility before the expiration date. A long straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The long straddle profits when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Semiannual Report	June 30, 2011	25

Notes to Financial Statements (Cont.)

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

26	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net

Semiannual Report	June 30, 2011	27

Notes to Financial Statements (Cont.)

amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not

“interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2011, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$17,752	$15,067

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation	Market Value 06/30/2011	Dividend Income
$319,715	$489,174	$ (384,400)	$50	$74	$424,613	$674

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains,

28	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$2,129,770	$2,530,362	$334,242	$102,346

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,682	$17,615	760	$7,884
Administrative Class	22,215	233,109	57,827	597,893
Advisor Class	10,068	105,670	15,797	163,102
Issued as reinvestment of distributions
Institutional Class	56	591	111	1,151
Administrative Class	1,051	11,046	2,070	21,522
Advisor Class	244	2,560	462	4,796
Cost of shares redeemed
Institutional Class	(897)	(9,420)	(1,412)	(14,561)
Administrative Class	(14,227)	(149,217)	(29,346)	(303,093)
Advisor Class	(2,357)	(24,688)	(7,978)	(82,995)
Net increase resulting from Portfolio share transactions	17,835	$187,266	38,291	$395,699

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	99
Administrative Class	4	69
Advisor Class	3	86

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$27,193	$ (16,973)	$10,220

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2011	29

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	INR	Indian Rupee	RUB	Russian Ruble
BRL	Brazilian Real	JPY	Japanese Yen	SGD	Singapore Dollar
CAD	Canadian Dollar	KRW	South Korean Won	TRY	Turkish New Lira
CNY	Chinese Renminbi	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD	United States Dollar
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand
IDR	Indonesian Rupiah

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	CLO	Collateralized Loan Obligation
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds

30	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS51_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Low Duration Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Return chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	41.8%
Short-Term Instruments	28.8%
Mortgage-Backed Securities	8.9%
U.S. Government Agencies	5.8%
Sovereign Issues	5.1%
Other	9.6%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	5 Years	Class Inception (03/31/2006)
PIMCO Low Duration Portfolio Advisor Class	1.78%	4.19%	5.96%	5.77%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index±	0.86%	1.34%	4.14%	4.07%

All Portfolio returns are net of fees and expenses

* Cumulative return

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.75% for Advisor Class shares.

± The BofA Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,017.76	$1,021.08
Expenses Paid During Period†	$3.75	$3.76
Net Annualized Expense Ratio	0.75%	0.75%

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

An underweight to U.S. duration (or sensitivity to changes in market interest rates) during the latter half of the reporting period was a significant detractor from returns as the two-year U.S. Treasury yield fell during this period.

»	Holdings of Agency mortgage pass-through securities added to returns as these high-quality assets outperformed like-duration U.S. Treasuries during the reporting period.

»	Allocations to investment-grade corporate securities added to returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to the high yield sector added to returns as high yield securities outperformed like-duration U.S. Treasuries during the reporting period.

»

Exposure to a basket of emerging markets currencies, including the Brazilian real and Mexican peso, benefited performance as these currencies appreciated versus the U.S. dollar during the reporting period.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Low Duration Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	03/31/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$10.44		$10.11	$9.68	$10.30	$10.06	$10.01
Net investment income (a)	0.07		0.13	0.22	0.40	0.47	0.35
Net realized/unrealized gain (loss) on investments	0.11		0.39	1.03	(0.46)	0.25	0.02
Total income (loss) from investment operations	0.18		0.52	1.25	(0.06)	0.72	0.37
Dividends from net investment income	(0.08)		(0.16)	(0.35)	(0.40)	(0.48)	(0.32)
Distributions from net realized capital gains	0.00		(0.03)	(0.47)	(0.16)	0.00	0.00
Total distributions	(0.08)		(0.19)	(0.82)	(0.56)	(0.48)	(0.32)
Net asset value end of year or period	$10.54		$10.44	$10.11	$9.68	$10.30	$10.06
Total return	1.78%		5.18%	13.21%	(0.52)%	7.33%	3.75%
Net assets end of year or period (000s)	$365,702		$279,176	$186,668	$2,154	$308	$188
Ratio of expenses to average net assets	0.75	%*	0.75%	0.75%	0.84%	0.65%	0.75%*
Ratio of expenses to average net assets excluding interest expense	0.75	%*	0.75%	0.75%	0.75%	0.65%	0.75%*
Ratio of net investment income to average net assets	1.31	%*	1.23%	2.08%	4.06%	4.69%	4.59%*
Portfolio turnover rate	198	%**	351%**	662%	293%	72%	200%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$1,370,906
Investments in Affiliates, at value	424,613
Repurchase agreements, at value	2,554
Cash	126
Deposits with counterparty	1,872
Receivable for investments sold	36,907
Receivable for Portfolio shares sold	1,927
Interest and dividends receivable	8,488
Dividends receivable from Affiliates	107
Variation margin receivable	351
Swap premiums paid	5,722
Unrealized appreciation on foreign currency contracts	4,190
Unrealized appreciation on swap agreements	6,772
1,864,535

Liabilities:
Payable for investments purchased	$47,958
Payable for investments in Affiliates purchased	107
Payable for Portfolio shares redeemed	5,660
Payable for short sales	13,773
Overdraft due to custodian	4
Written options outstanding	2,454
Deposits from counterparty	11,440
Accrued related party fees	940
Swap premiums received	1,556
Unrealized depreciation on foreign currency contracts	2,045
Unrealized depreciation on swap agreements	2,894
Other liabilities	1
88,832

Net Assets	$1,775,703

Net Assets Consist of:
Paid in capital	$1,782,603
Undistributed net investment income	1,610
Accumulated undistributed net realized (loss)	(28,803)
Net unrealized appreciation	20,293
$1,775,703

Net Assets:
Institutional Class	$64,729
Administrative Class	1,345,272
Advisor Class	365,702

Shares Issued and Outstanding:
Institutional Class	6,142
Administrative Class	127,647
Advisor Class	34,700

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.54
Administrative Class	10.54
Advisor Class	10.54

Cost of Investments	$1,360,688
Cost of Investments in Affiliates	$424,611
Cost of Repurchase Agreements	$2,554
Proceeds Received on Short Sales	$13,813
Premiums Received on Written Options	$4,195

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$15,950
Dividends	437
Dividends from Affiliate investments	674
Total Income	17,061

Expenses:
Investment advisory fees	2,049
Supervisory and administrative fees	2,049
Servicing fees - Administrative Class	949
Distribution and/or servicing fees - Advisor Class	390
Trustees' fees	13
Interest expense	8
Total Expenses	5,458

Net Investment Income	11,603

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(1,846)
Net realized gain on Affiliate investments	50
Net realized gain on futures contracts, written options and swaps	3,607
Net realized gain on foreign currency transactions	2,462
Net change in unrealized appreciation on investments	11,174
Net change in unrealized appreciation on Affiliate investments	75
Net change in unrealized appreciation on futures contracts, written options and swaps	2,778
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	134
Net Gain	18,434

Net Increase in Net Assets Resulting from Operations	$30,037

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$11,603	$18,254
Net realized gain	4,223	29,736
Net realized gain on Affiliate investments	50	170
Net change in unrealized appreciation	14,086	20,250
Net change in unrealized appreciation (depreciation) on Affiliate investments	75	(8)
Net increase resulting from operations	30,037	68,402

Distributions to Shareholders:
From net investment income
Institutional Class	(591)	(973)
Administrative Class	(11,047)	(17,598)
Advisor Class	(2,560)	(3,897)
From net realized capital gains
Institutional Class	0	(178)
Administrative Class	0	(3,924)
Advisor Class	0	(899)

Total Distributions	(14,198)	(27,469)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	187,266	395,699

Total Increase in Net Assets	203,105	436,632

Net Assets:
Beginning of period	1,572,598	1,135,966
End of period*	$1,775,703	$1,572,598

*Including undistributed net investment income of:	$1,610	$4,205

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%

Ford Motor Co.
2.940% due 12/15/2013	$1,001	$1,001

Georgia-Pacific Corp.
2.246% due 12/21/2012	188	188
2.246% due 12/31/2012	800	800
2.250% due 12/21/2012	8,037	8,041

HCA, Inc.
2.496% due 11/14/2013	2,200	2,188

Total Bank Loan Obligations (Cost $12,171)		12,218

CORPORATE BONDS & NOTES 42.4%

BANKING & FINANCE 27.6%

Ally Financial, Inc.
3.466% due 02/11/2014	1,000	983
3.646% due 06/20/2014	1,200	1,174
4.500% due 02/11/2014	1,200	1,203
6.000% due 12/15/2011	4,400	4,466
6.000% due 05/23/2012	500	512
6.875% due 09/15/2011	12,900	13,013
7.000% due 02/01/2012	1,000	1,022

American Express Centurion Bank
5.550% due 10/17/2012	3,700	3,907

American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011	3,500	3,561

American International Group, Inc.
4.250% due 05/15/2013	5,400	5,555
4.950% due 03/20/2012	1,600	1,631

ANZ National International Ltd.
6.200% due 07/19/2013	1,000	1,090

Australia & New Zealand Banking Group Ltd.
1.118% due 05/08/2013	4,200	4,212

Banco Bradesco S.A.
2.361% due 05/16/2014	7,100	7,195

Banco do Brasil S.A.
4.500% due 01/22/2015	800	838

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015	1,600	1,634

Banco Santander Chile
1.524% due 04/20/2012	2,300	2,302
2.875% due 11/13/2012	4,500	4,535
3.750% due 09/22/2015	2,900	2,936

Bank of America Corp.
7.375% due 05/15/2014	1,500	1,687

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015	2,200	2,319

Banque PSA Finance
2.146% due 04/04/2014	2,500	2,497

Bear Stearns Cos. LLC
0.463% due 02/01/2012	3,000	3,004

BNP Paribas S.A.
0.693% due 04/08/2013	5,200	5,165

BPCE S.A.
2.375% due 10/04/2013	400	407

BRFkredit A/S
0.528% due 04/15/2013	4,200	4,204

CIT Group, Inc.
7.000% due 05/01/2014	390	396

Citigroup, Inc.
1.111% due 02/15/2013	2,500	2,491
1.733% due 01/13/2014	2,600	2,619
5.500% due 04/11/2013	7,100	7,540
5.625% due 08/27/2012	2,800	2,926

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonwealth Bank of Australia
0.705% due 07/12/2013		$13,100	$13,101

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
4.200% due 05/13/2014		2,000	2,142

Countrywide Financial Corp.
5.800% due 06/07/2012		5,700	5,947

Credit Agricole S.A.
1.724% due 01/21/2014		5,200	5,276

DanFin Funding Ltd.
0.976% due 07/16/2013		9,700	9,702

Deutsche Bank Capital Funding Trust I
3.216% due 12/29/2049		14,600	13,012

Dexia Credit Local
0.652% due 03/05/2013		9,100	9,079

Dexia Credit Local S.A.
0.753% due 04/29/2014		4,200	4,187

FIH Erhvervsbank A/S
0.620% due 06/13/2013		15,700	15,700

First Horizon National Corp.
5.375% due 12/15/2015		1,400	1,490

Ford Motor Credit Co. LLC
3.033% due 01/13/2012		3,900	3,910
7.000% due 10/01/2013		50	54
7.000% due 04/15/2015		1,100	1,191
7.250% due 10/25/2011		6,000	6,091
7.500% due 08/01/2012		10,600	11,102
7.800% due 06/01/2012		600	628

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	400	586

Golden West Financial Corp.
4.750% due 10/01/2012		$600	628

Goldman Sachs Group, Inc.
1.695% due 02/04/2013	EUR	6,600	9,496
1.711% due 01/30/2017		7,900	10,726

HCP, Inc.
6.450% due 06/25/2012		$13,675	14,356

HSBC Finance Corp.
1.787% due 04/05/2013	EUR	6,600	9,477

Industrial Bank of Korea
3.750% due 09/29/2016		$2,200	2,225

ING Bank NV
1.297% due 03/15/2013		6,000	6,014
1.652% due 06/09/2014		1,500	1,506
3.900% due 03/19/2014		1,100	1,177

International Lease Finance Corp.
5.400% due 02/15/2012		6,400	6,512
5.550% due 09/05/2012		8,300	8,528
6.375% due 03/25/2013		2,900	3,002
6.500% due 09/01/2014		11,200	11,928
6.625% due 11/15/2013		1,805	1,877

Intesa Sanpaolo SpA
2.658% due 02/24/2014		2,300	2,296

JPMorgan Chase & Co.
0.997% due 05/02/2014		24,900	24,928

KeyBank N.A.
1.559% due 11/21/2011	EUR	1,500	2,166

Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		$1,000	262
5.625% due 01/24/2013 (a)		1,700	459

Lloyds TSB Bank PLC
2.624% due 01/24/2014		3,400	3,450
12.000% due 12/29/2049		6,000	6,530

Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		5,100	5,411
5.571% due 10/04/2012		7,800	8,066
6.050% due 08/15/2012		5,300	5,580

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MetLife Institutional Funding II
1.201% due 04/04/2014		$9,500	$9,528

Metropolitan Life Global Funding I
0.497% due 03/15/2012		425	425
0.683% due 07/13/2011		6,900	6,901

Morgan Stanley
2.761% due 05/14/2013		11,000	11,300

National Australia Bank Ltd.
1.010% due 04/11/2014		9,000	8,998

Nationwide Building Society
1.730% due 12/22/2016	EUR	13,900	19,185
2.500% due 08/17/2012		$1,200	1,227

PNC Preferred Funding Trust I
6.517% due 03/29/2049		1,100	964

Qatari Diar Finance QSC
3.500% due 07/21/2015		4,300	4,418
5.000% due 07/21/2020		5,000	5,150

Regions Financial Corp.
6.375% due 05/15/2012		15,515	15,853

Royal Bank of Scotland Group PLC
0.561% due 10/14/2016		400	356
7.640% due 03/29/2049 (a)		4,500	3,521

Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012		7,400	7,402

SLM Corp.
1.801% due 06/17/2013	EUR	1,100	1,543
3.125% due 09/17/2012		3,200	4,596
6.250% due 01/25/2016		$9,000	9,343

Societe Generale S.A.
0.461% due 08/16/2016		5,200	5,000

Springleaf Finance Corp.
5.625% due 08/17/2011		900	901

SunTrust Bank
1.604% due 12/20/2011	EUR	1,400	2,017

UBS AG
1.273% due 01/28/2014		$1,000	1,005
1.358% due 02/23/2012		1,300	1,308

Wachovia Corp.
5.228% due 05/25/2012	AUD	5,200	5,538

Waha Aerospace BV
3.925% due 07/28/2020		$5,320	5,400

Wells Fargo & Co.
7.980% due 03/29/2049		3,500	3,798

Westpac Banking Corp.
2.250% due 11/19/2012		6,900	7,033

			489,532

INDUSTRIALS 9.2%

Anheuser-Busch InBev Worldwide, Inc.
0.824% due 01/27/2014		8,000	8,035

Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		5,015	5,434

Caterpillar, Inc.
0.424% due 05/21/2013		6,000	6,010

Charter Communications Operating LLC
8.000% due 04/30/2012		600	627

Chesapeake Energy Corp.
7.625% due 07/15/2013		1,000	1,095
9.500% due 02/15/2015		300	350

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		6,100	6,834

Cox Communications, Inc.
4.625% due 06/01/2013		1,675	1,779
7.125% due 10/01/2012		8,000	8,582

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CVS Caremark Corp.
5.750% due 08/15/2011		$2,800	$2,816

Daimler Finance North America LLC
5.750% due 09/08/2011		12,200	12,311
7.300% due 01/15/2012		7,300	7,555

Deutsche Telekom International Finance BV
5.250% due 07/22/2013		8,869	9,568

Devon Financing Corp. ULC
6.875% due 09/30/2011		4,625	4,695

Dow Chemical Co.
6.000% due 10/01/2012		2,272	2,409

EOG Resources, Inc.
1.023% due 02/03/2014		6,600	6,668

Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		1,700	1,787

Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013		2,500	2,769

Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013		200	224

General Mills, Inc.
5.250% due 08/15/2013		3,500	3,804

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		5,000	5,411

Kraft Foods, Inc.
2.625% due 05/08/2013		8,100	8,336
5.625% due 11/01/2011		644	654
6.250% due 06/01/2012		1,096	1,151

MeadWestvaco Corp.
6.850% due 04/01/2012		1,600	1,659

Noble Group Ltd.
6.750% due 01/29/2020		5,000	5,275

Pearson Dollar Finance PLC
5.500% due 05/06/2013		7,000	7,494

Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	176

Reynolds American, Inc.
7.250% due 06/01/2012		$2,300	2,430

Rio Tinto Alcan, Inc.
4.875% due 09/15/2012		5,000	5,236

Shell International Finance BV
3.100% due 06/28/2015		5,500	5,751

Time Warner Cable, Inc.
5.400% due 07/02/2012		10,073	10,532
6.200% due 07/01/2013		3,000	3,292

Time Warner, Inc.
3.150% due 07/15/2015		2,200	2,276

Volkswagen International Finance NV
0.757% due 10/01/2012		5,500	5,516

WM Wrigley Jr. Co.
3.050% due 06/28/2013		500	511

Wyeth
5.500% due 03/15/2013		4,000	4,316

			163,368

UTILITIES 5.6%

AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		4,800	5,330

BellSouth Corp.
4.463% due 04/26/2021		21,100	21,724

BP Capital Markets PLC
2.750% due 02/27/2012		4,900	4,969

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		700	796

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonwealth Edison Co.
5.400% due 12/15/2011	$10,000	$10,217

Dominion Resources, Inc.
5.000% due 03/15/2013	3,000	3,199

El Paso Performance-Linked Trust
7.750% due 07/15/2011	1,300	1,302

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	5,850	6,990
10.500% due 03/25/2014	3,800	4,542

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	3,200	3,394

NextEra Energy Capital Holdings, Inc.
5.350% due 06/15/2013	4,000	4,279

NGPL PipeCo LLC
6.514% due 12/15/2012	4,000	4,207

NRG Energy, Inc.
8.250% due 09/01/2020	1,900	1,948

Qtel International Finance Ltd.
3.375% due 10/14/2016	2,300	2,306

Qwest Corp.
3.497% due 06/15/2013	8,800	9,042
8.875% due 03/15/2012	11,000	11,605

Vodafone Group PLC
5.350% due 02/27/2012	3,054	3,147

		98,997

Total Corporate Bonds & Notes (Cost $742,121)		751,897

CONVERTIBLE BONDS & NOTES 0.6%

INDUSTRIALS 0.6%

Transocean, Inc.
1.500% due 12/15/2037	11,000	11,041

Total Convertible Bonds & Notes (Cost $10,220)		11,041

MUNICIPAL BONDS & NOTES 0.5%

ILLINOIS 0.3%

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	5,800	5,832

NEW JERSEY 0.2%

New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.247% due 06/15/2013	3,300	3,297

Total Municipal Bonds & Notes (Cost $9,100)		9,129

U.S. GOVERNMENT AGENCIES 5.9%

Fannie Mae
0.246% due 12/25/2036 - 07/25/2037	1,423	1,404
0.496% due 04/25/2037	958	958
0.536% due 07/25/2037 - 03/25/2044	5,655	5,668
0.586% due 05/25/2031 - 11/25/2032	1,061	1,063
0.719% due 12/25/2022	141	142
0.926% due 03/25/2040	8,232	8,341
1.019% due 04/25/2023	156	157
1.069% due 02/25/2023	8	8
1.119% due 05/25/2022 - 06/17/2027	88	89
1.495% due 07/01/2042 - 06/01/2043	622	622
1.545% due 09/01/2041	379	383
1.695% due 09/01/2040	3	3
2.254% due 11/01/2035	116	120
2.614% due 07/01/2035	165	174

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.695% due 09/01/2035	$538	$565
4.000% due 07/01/2026	12,000	12,495
4.500% due 05/01/2023 - 06/01/2024	2,404	2,555
4.558% due 12/01/2036	45	46
4.774% due 09/01/2034	36	38
5.000% due 04/25/2033 - 03/01/2035	1,944	2,078
5.500% due 07/01/2028 - 02/01/2040	10,615	11,531
6.000% due 03/01/2017 - 01/01/2039	24,828	27,318
6.351% due 12/25/2042	14	16
6.500% due 04/01/2036 - 11/01/2036	731	829

FDIC Structured Sale Guaranteed Notes
0.691% due 11/29/2037	10,353	10,353
2.980% due 12/06/2020	5,092	5,186

Federal Housing Administration
7.430% due 10/01/2020	6	6

Freddie Mac
0.226% due 12/25/2036	1,845	1,834
0.337% due 07/15/2019 - 08/15/2019	3,223	3,219
0.446% due 08/25/2031	227	221
0.487% due 05/15/2036	686	690
0.537% due 12/15/2030	89	89
0.587% due 06/15/2018	69	69
1.495% due 02/25/2045	474	468
2.741% due 07/01/2035	340	357
5.500% due 08/15/2030 - 07/01/2041	3,249	3,514
6.000% due 09/01/2016 - 07/01/2041	1,042	1,145
6.500% due 07/25/2043	101	114

Small Business Administration
5.600% due 09/01/2028	785	861

Total U.S. Government Agencies (Cost $103,511)		104,729

U.S. TREASURY OBLIGATIONS 4.1%

U.S. Treasury Notes
0.750% due 06/15/2014 (d)(f)	73,600	73,502

Total U.S. Treasury Obligations (Cost $73,602)		73,502

MORTGAGE-BACKED SECURITIES 9.0%

Adjustable Rate Mortgage Trust
2.874% due 09/25/2035	1,571	1,149

American Home Mortgage Investment Trust
2.262% due 10/25/2034	652	585
2.403% due 02/25/2045	276	246

Arkle Master Issuer PLC
0.350% due 02/17/2052	30,200	30,134

Banc of America Funding Corp.
0.466% due 07/25/2037	2,102	1,462
5.775% due 01/20/2047	980	654

Banc of America Large Loan, Inc.
1.937% due 11/15/2015	780	725

Banc of America Mortgage Securities, Inc.
2.768% due 07/25/2034	1,861	1,713
2.878% due 05/25/2033	867	841
6.500% due 10/25/2031	20	21

BCRR Trust
4.230% due 12/22/2035	5,809	5,900

Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035	3,813	3,544
2.726% due 04/25/2033	9	9
2.731% due 03/25/2035	3,984	3,746
2.768% due 02/25/2033	2	2

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.804% due 07/25/2034		$658	$499
2.864% due 01/25/2034		45	44
2.916% due 08/25/2035		627	467
5.020% due 01/25/2035		395	357
5.535% due 04/25/2033		17	16

Bear Stearns Alt-A Trust
0.346% due 02/25/2034		745	588

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		400	423
5.471% due 01/12/2045		1,200	1,322

Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036		1,484	953
5.027% due 12/26/2046		819	546

Citigroup Mortgage Loan Trust, Inc.
2.660% due 12/25/2035		353	316
2.869% due 08/25/2035		1,624	824

Commercial Mortgage Pass-Through Certificates
0.277% due 06/15/2022		550	527
5.306% due 12/10/2046		3,600	3,857

Countrywide Alternative Loan Trust
0.366% due 05/25/2047		834	457
6.000% due 10/25/2033		30	30

Countrywide Home Loan Mortgage Pass- Through Trust
2.528% due 02/20/2036		758	523
2.789% due 02/20/2035		2,001	1,658
3.094% due 11/25/2034		1,191	1,006

Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032		2	2
2.431% due 07/25/2033		8,185	7,583

Credit Suisse Mortgage Capital Certificates
0.257% due 02/15/2022		4,126	4,009
5.850% due 03/15/2039		400	436

CW Capital Cobalt Ltd.
5.334% due 04/15/2047		2,282	2,333

First Horizon Alternative Mortgage Securities
2.326% due 09/25/2034		2,249	2,049

First Horizon Asset Securities, Inc.
2.848% due 08/25/2035		643	540

GMAC Mortgage Corp. Loan Trust
3.061% due 11/19/2035		365	331

Gracechurch Mortgage Financing PLC
0.340% due 11/20/2056		10,824	10,727

Granite Master Issuer PLC
0.286% due 12/20/2054		1,128	1,069
0.326% due 12/20/2054		7,258	6,881
0.788% due 12/20/2054	GBP	1,205	1,835

Granite Mortgages PLC
1.015% due 09/20/2044		1,208	1,865
1.199% due 01/20/2044		192	297
1.718% due 01/20/2044	EUR	222	309

Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046		$181	167
0.266% due 01/25/2047 (a)		186	175

Greenpoint Mortgage Pass-Through Certificates
2.922% due 10/25/2033		2,214	1,882

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		200	214
5.444% due 03/10/2039		1,900	2,039

GS Mortgage Securities Corp. II
1.142% due 03/06/2020		1,744	1,725

GSR Mortgage Loan Trust
2.790% due 09/25/2035		1,728	1,655

Harborview Mortgage Loan Trust
0.406% due 05/19/2035		184	123
2.775% due 07/19/2035		1,013	772

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	1,200	$1,747

Impac CMB Trust
1.186% due 07/25/2033		$306	287

Indymac Index Mortgage Loan Trust
2.664% due 12/25/2034		506	378

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		600	644
5.882% due 02/15/2051		1,300	1,415

JPMorgan Mortgage Trust
5.015% due 02/25/2035		425	423
5.750% due 01/25/2036		84	78

MASTR Asset Securitization Trust
5.500% due 09/25/2033		28	30

Mellon Residential Funding Corp.
0.667% due 06/15/2030		240	232

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,870

Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		560	412

MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035		442	381
1.191% due 10/25/2035		257	212
1.955% due 01/25/2029		36	35
4.250% due 10/25/2035		1,122	936

Morgan Stanley Capital I
0.247% due 10/15/2020		1,100	1,073
5.809% due 12/12/2049		300	329

Morgan Stanley Re-REMIC Trust
5.992% due 08/12/2045		700	767

Opera Finance PLC
1.049% due 04/25/2017	GBP	1,026	1,541

Prime Mortgage Trust
0.586% due 02/25/2019		$4	4
0.586% due 02/25/2034		24	23

Residential Funding Mortgage Securities I
3.246% due 09/25/2035		1,508	1,031

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018		79	82

Structured Adjustable Rate Mortgage Loan Trust
1.695% due 01/25/2035		418	267
2.580% due 02/25/2034		574	536
2.609% due 01/25/2035		1,522	1,236
2.619% due 08/25/2034		796	745
2.638% due 08/25/2035		441	345

Structured Asset Mortgage Investments, Inc.
0.436% due 07/19/2035		1,169	1,084
0.466% due 02/25/2036		260	162
0.846% due 09/19/2032		9	8

Structured Asset Securities Corp.
2.756% due 10/25/2035		503	407

Thornburg Mortgage Securities Trust
0.296% due 11/25/2046		544	537
0.306% due 10/25/2046		1,639	1,630

UBS Commercial Mortgage Trust
1.087% due 07/15/2024		2,281	2,154

Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020		2,039	1,851
0.277% due 09/15/2021		6,168	5,951

WaMu Mortgage Pass-Through Certificates
0.456% due 12/25/2045		223	185
0.476% due 10/25/2045		3,565	2,941
1.008% due 01/25/2047		532	333
1.478% due 11/25/2042		91	79

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.491% due 05/25/2041	$46	$41
1.678% due 06/25/2042	56	44
1.678% due 08/25/2042	230	202
2.609% due 02/27/2034	41	41
2.859% due 09/25/2046	733	566

Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036	812	728
2.782% due 06/25/2035	4,017	3,809
2.814% due 10/25/2035	1,516	1,373
4.883% due 09/25/2035	1,228	1,195
4.909% due 01/25/2035	1,084	1,059
4.981% due 12/25/2034	750	716

Total Mortgage-Backed Securities (Cost $164,480)		159,317

ASSET-BACKED SECURITIES 3.0%

ACE Securities Corp.
0.246% due 10/25/2036	141	43

AMMC CDO
0.482% due 08/08/2017	3,471	3,353

Amortizing Residential Collateral Trust
0.766% due 07/25/2032	13	11

Asset-Backed Funding Certificates
0.246% due 01/25/2037	5	5

Asset-Backed Securities Corp. Home Equity
0.461% due 09/25/2034	286	258
1.837% due 03/15/2032	194	150

Atrium CDO Corp.
0.704% due 06/27/2015	4,833	4,667

Babson CLO Ltd.
0.581% due 11/15/2016	2,529	2,471

Bear Stearns Asset-Backed Securities Trust
1.186% due 10/25/2037	3,387	2,097

Countrywide Asset-Backed Certificates
0.236% due 06/25/2047	226	224
0.256% due 06/25/2047	29	29
0.446% due 05/25/2036	2,206	1,916
0.666% due 12/25/2031	41	22

Credit Suisse First Boston Mortgage Securities Corp.
0.806% due 01/25/2032	9	8

Dryden Leveraged Loan CDO
0.508% due 05/22/2017	2,965	2,836
0.786% due 12/22/2015	1,611	1,592

Equity One ABS, Inc.
0.746% due 11/25/2032	12	11

First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036	49	49

GE-WMC Mortgage Securities LLC
0.226% due 08/25/2036	18	6

Halcyon Structured Asset Management Long/Short CLO Ltd.
0.493% due 08/07/2021	8,500	8,123

HSBC Home Equity Loan Trust
0.476% due 01/20/2034	1,580	1,419

Landmark CDO Ltd.
0.748% due 01/15/2016	1,482	1,452

Long Beach Mortgage Loan Trust
0.746% due 10/25/2034	34	28

Nationstar Home Equity Loan Trust
0.306% due 04/25/2037	535	526

Navigator CDO Ltd.
1.111% due 11/15/2015	905	881

Panhandle-Plains Higher Education Authority, Inc.
1.434% due 10/01/2035	2,791	2,827

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Student Loan Trust
1.429% due 10/25/2023	EUR	5,500	$7,482
1.837% due 12/15/2017		$3,186	3,209
3.500% due 08/17/2043		3,537	3,546
4.500% due 11/16/2043		1,139	1,099
6.187% due 07/15/2042		2,075	1,975

Structured Asset Investment Loan Trust
0.546% due 10/25/2035		889	667

Structured Asset Securities Corp.
0.236% due 10/25/2036		26	26

Total Asset-Backed Securities (Cost $54,427)			53,008

SOVEREIGN ISSUES 5.1%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	455	288
10.000% due 01/01/2017		4,500	2,615

Canada Government Bond
1.500% due 12/01/2012	CAD	25,400	26,364
1.750% due 03/01/2013		900	937
2.000% due 08/01/2013		1,500	1,568
2.250% due 08/01/2014		1,200	1,258

Canada Housing Trust No. 1
2.450% due 12/15/2015		22,000	22,830
3.950% due 12/15/2011		500	525
4.000% due 06/15/2012		1,200	1,276
4.550% due 12/15/2012		1,800	1,948
4.800% due 06/15/2012		900	964

Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	3,000	2,455

Hydro Quebec
2.000% due 06/30/2016		$12,800	12,619

Korea Development Bank
3.250% due 03/09/2016		5,300	5,309
8.000% due 01/23/2014		1,700	1,936

Korea Government Bond
4.875% due 09/22/2014		600	652
5.125% due 12/07/2016		500	552
5.750% due 04/16/2014		500	553

Societe Financement de l'Economie Francaise
0.476% due 07/16/2012		1,000	1,003
2.125% due 05/20/2012	EUR	700	1,020

Spain Government Bond
4.650% due 07/30/2025		1,700	2,222
4.900% due 07/30/2040		1,700	2,121

Total Sovereign Issues (Cost $87,314)			91,015

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%

Bank of America Corp.
7.250% due 12/31/2049	1,339	$1,340

Wells Fargo & Co.
7.500% due 12/31/2049	7,463	7,911

		9,251

INDUSTRIALS 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032	4,000	3

Total Convertible Preferred Securities (Cost $7,123)		9,254

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%

DG Funding Trust
0.553% due 12/31/2049	420	3,183

Farm Credit Bank
10.000% due 12/31/2049	1,900	2,172

Total Preferred Securities (Cost $6,419)		5,355

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 29.1%

CERTIFICATES OF DEPOSIT 2.8%

Banco Bradesco S.A.
1.955% due 01/24/2013	$1,200	1,210

Banco Do Brasil S.A.
0.000% due 02/15/2012	7,900	7,953

Bank of Nova Scotia
0.576% due 10/18/2012	4,600	4,606

Industrial & Commercial Bank of China Ltd.
0.550% due 07/11/2011	7,600	7,600
0.750% due 08/15/2011	3,700	3,700

Intesa Sanpaolo SpA
2.375% due 12/21/2012	7,200	7,258

Itau Unibanco S.A.
0.000% due 07/11/2011	4,200	4,199
0.000% due 09/12/2011	3,400	3,392
0.000% due 12/12/2011	3,300	3,280
0.000% due 02/06/2012	6,000	5,948

		49,146

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 1.3%

Erste Abwicklungsanstalt
0.315% due 11/28/2011	$8,900	$8,892

Kells Funding LLC
0.260% due 10/05/2011	1,000	999
0.270% due 10/04/2011	8,100	8,096

Vodafone Group PLC
0.880% due 01/19/2012	4,800	4,788

		22,775

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 07/01/2011	2,554	2,554

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $2,610. Repurchase proceeds are $2,554.)

SHORT-TERM NOTES 0.7%

Banco Santander Brasil S.A.
0.010% due 07/13/2011	600	600

Pacific Gas & Electric Co.
0.870% due 10/11/2011	12,500	12,500

		13,100

U.S. TREASURY BILLS 0.3%
0.051% due 08/11/2011 - 10/13/2011 (b)(d)(f)	5,420	5,420

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 23.9%
	42,380,801	424,613

Total Short-Term Instruments (Cost $517,365)		517,608

Total Investments 101.2% (Cost $1,787,853)		$1,798,073

Written Options (h) (0.1%) (Premiums $4,195)		(2,454)

Other Assets and Liabilities (Net) (1.1%)		(19,916)

Net Assets 100.0%		$1,775,703

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $3,476 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $70,088 at a weighted average interest rate of -0.100%. On June 30, 2011, there were no open reverse repurchase agreements.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(f)	Securities with an aggregate market value of $2,253 and cash of $1,872 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	231	$88
90-Day Eurodollar December Futures	Long	12/2012	410	(9)
90-Day Eurodollar December Futures	Long	12/2012	14	(4)
90-Day Eurodollar December Futures	Long	12/2013	23	(12)
90-Day Eurodollar June Futures	Long	06/2012	2,134	1,353
90-Day Eurodollar June Futures	Long	06/2013	55	(36)
90-Day Eurodollar June Futures	Long	06/2014	9	(4)
90-Day Eurodollar March Futures	Long	03/2012	1,021	901
90-Day Eurodollar March Futures	Long	03/2013	486	(62)
90-Day Eurodollar March Futures	Long	03/2014	38	(22)
90-Day Eurodollar September Futures	Long	09/2011	40	6
90-Day Eurodollar September Futures	Long	09/2012	854	78
90-Day Eurodollar September Futures	Long	09/2013	48	(24)

				$2,253

(g)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)			Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	BCLY	1.000%	12/20/2011	0.365%	$		300	$1	$(1)	$2
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	1.043%			1,100	(1)	(14)	13
Brazil Government International Bond	BCLY	1.000%	09/20/2015	0.964%			5,100	10	(39)	49
Brazil Government International Bond	CITI	1.000%	09/20/2015	0.964%			1,000	1	(16)	17
Brazil Government International Bond	CITI	1.000%	06/20/2016	1.077%			27,000	(90)	(52)	(38)
Brazil Government International Bond	HSBC	1.000%	09/20/2015	0.964%			1,000	2	(10)	12
Brazil Government International Bond	HSBC	1.000%	03/20/2016	1.043%			1,300	(2)	(6)	4
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.964%			400	1	(4)	5
Brazil Government International Bond	UBS	1.000%	09/20/2015	0.964%			500	1	(5)	6
Credit Agricole S.A.	CSFB	3.000%	06/20/2016	2.717%		EUR	3,400	66	106	(40)
Credit Agricole S.A.	DUB	3.000%	06/20/2016	2.717%			4,500	88	150	(62)
Emirate of Abu Dhabi Government Bond	MSC	1.000%	12/20/2015	0.845%	$		2,600	18	1	17
France Government Bond	CITI	0.250%	12/20/2015	0.700%			2,600	(51)	(68)	17
France Government Bond	GSC	0.250%	12/20/2015	0.700%			5,100	(100)	(137)	37
Gazprom Via Gaz Capital S.A.	MSC	0.860%	11/20/2011	0.732%			2,600	4	0	4
General Electric Capital Corp.	BNP	1.250%	03/20/2013	0.606%			700	8	0	8
General Electric Capital Corp.	CITI	4.000%	12/20/2013	0.789%			2,200	177	0	177
General Electric Capital Corp.	CITI	4.325%	12/20/2013	0.789%			1,600	141	0	141
General Electric Capital Corp.	DUB	1.500%	09/20/2011	0.342%			600	2	0	2
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.789%			2,400	206	0	206
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.789%			1,900	195	0	195
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.252%			100	(1)	(6)	5
General Electric Capital Corp.	MSC	1.000%	06/20/2016	1.293%			200	(3)	(1)	(2)
Japan Government International Bond	BCLY	1.000%	06/20/2015	0.719%			2,400	27	37	(10)
Japan Government International Bond	BCLY	1.000%	12/20/2015	0.792%			1,400	14	25	(11)
Japan Government International Bond	BCLY	1.000%	03/20/2016	0.832%			4,400	35	59	(24)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.792%			1,400	13	24	(11)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.832%			5,900	47	82	(35)
Japan Government International Bond	DUB	1.000%	09/20/2015	0.749%			9,000	96	149	(53)
Japan Government International Bond	GSC	1.000%	03/20/2015	0.685%			3,700	44	36	8
Japan Government International Bond	JPM	1.000%	03/20/2016	0.832%			1,200	10	10	0
Japan Government International Bond	MSC	1.000%	12/20/2015	0.792%			1,500	14	26	(12)
Japan Government International Bond	UBS	1.000%	12/20/2015	0.792%			1,400	13	22	(9)
Mexico Government International Bond	BCLY	1.000%	09/20/2015	0.943%			5,100	14	(39)	53
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.012%			3,400	(1)	(19)	18
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.042%			7,900	(14)	19	(33)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%			1,900	8	(16)	24
Republic of Italy Government Bond	BNP	1.000%	06/20/2016	1.688%			6,200	(195)	(129)	(66)
Spain Government International Bond	BOA	1.000%	03/20/2016	2.571%			300	(20)	(20)	0
Spain Government International Bond	CITI	1.000%	06/20/2016	2.589%			1,200	(84)	(74)	(10)
Spain Government International Bond	GSC	1.000%	03/20/2016	2.571%			200	(13)	(13)	0
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.451%			1,400	29	9	20
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.451%			1,200	25	8	17
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.563%			900	18	17	1
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.451%			1,600	32	9	23
United Kingdom Gilt	GSC	1.000%	03/20/2016	0.563%			1,000	20	20	0
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.451%			1,600	32	8	24
United Kingdom Gilt	MSC	1.000%	06/20/2016	0.590%			200	4	3	1
United Kingdom Gilt	UBS	1.000%	06/20/2016	0.590%			2,000	40	35	5

								$881	$186	$695

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection(1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BCLY	5.000%	12/20/2014	$	1,900	$194	$190	$4
CDX.EM-12 5-Year Index	UBS	5.000%	12/20/2014		1,000	103	100	3
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015		12,200	1,397	1,439	(42)
CDX.EM-13 5-Year Index	GSC	5.000%	06/20/2015		400	46	50	(4)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015		6,100	698	678	20
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		500	57	56	1
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015		8,300	950	966	(16)
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015		1,100	135	140	(5)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		1,800	222	235	(13)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		200	25	25	0
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015		800	98	104	(6)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015		3,700	455	481	(26)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016		400	53	54	(1)
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016		9,700	172	(36)	208
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		4,815	16	0	16
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012		1,059	4	0	4
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		8,198	83	0	83
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		193	2	0	2
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		386	4	0	4
CDX.IG-16 5-Year Index	BNP	1.000%	06/20/2016		23,200	94	0	94
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016		30,700	123	124	(1)
CDX.IG-16 5-Year Index	DUB	1.000%	06/20/2016		57,700	233	7	226

						$5,164	$4,613	$551

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	2,400	$14	$4	$10
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		6,600	40	9	31
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		4,900	45	20	25
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		16,700	154	34	120
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		3,000	10	0	10
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		2,300	9	0	9
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		11,100	44	(5)	49
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		400	4	2	2
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		2,200	16	4	12
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		76,100	4,089	(55)	4,144
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		1,000	3	0	3
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		2,600	6	(2)	8
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		7,100	29	1	28
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		3,400	14	1	13
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		14,800	48	32	16
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		2,400	(1)	3	(4)
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		2,600	(1)	3	(4)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		2,200	11	3	8
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		8,000	14	0	14
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		1,100	8	3	5
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,300	19	8	11
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		11,300	116	11	105
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		8,900	69	29	40
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		23,500	213	23	190
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		2,300	(5)	0	(5)
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		2,500	5	11	(6)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		1,100	5	0	5
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		2,500	16	(1)	17
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		1,200	9	3	6
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		600	8	3	5

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Interest Rate Swaps (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC	BRL	600	$8	$4	$4
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BNP		11,800	101	0	101
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		600	9	4	5
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI	$	143,100	(3,130)	(785)	(2,345)

							$1,999	$(633)	$2,632

(h)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	115	$31	$(26)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	100	32	(21)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	35	12	(15)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	35	16	(3)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	170	139	(129)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	745	417	(54)

				$647	$(248)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$	19,600	$40	$(15)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		15,400	130	(81)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,800	12	(10)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		62,000	537	(326)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		5,500	49	(21)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		26,500	254	(101)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		15,300	168	(59)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		23,500	244	(117)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		8,300	90	(32)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		9,300	88	(36)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		18,200	178	(91)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		29,600	239	(113)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		11,800	292	(164)
Call - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	1.750%	11/14/2011		34,500	99	(77)
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	2.750%	11/14/2011		34,500	173	(186)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		3,900	98	(54)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		8,900	46	(54)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		8,900	46	(19)

								$2,783	$(1,556)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	$	2,700	$6	$(6)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011		2,700	11	(1)
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	09/21/2011		11,700	46	(26)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	09/21/2011		11,700	54	(6)
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011		11,200	60	(6)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.300%	09/21/2011		1,400	6	(2)
Put - OTC iTraxx Europe 14 5-Year Index	BNP	Sell	1.500%	09/21/2011	EUR	29,000	199	(58)

							$382	$(105)

Straddle Options
Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount		Premium (5)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000	10/11/2011	$	9,800	$52	$(63)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000	10/11/2011		9,100	46	(59)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000	10/11/2011		17,100	189	(277)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000	11/14/2011		8,900	96	(146)

						$383	$(545)

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

(5)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2010	260	$329,800	EUR	15,600	$3,182
Sales	3,635	448,800		29,000	4,065
Closing Buys	(2,643)	(210,500)		(15,600)	(2,236)
Expirations	0	(1,200)		0	(5)
Exercised	(52)	(143,100)		0	(811)

Balance at 06/30/2011	1,200	$423,800	EUR	29,000	$4,195

(i)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2041	$1,200	$1,278	$(1,275)
Fannie Mae	5.500%	08/01/2041	6,500	7,037	(7,015)
Fannie Mae	6.000%	08/01/2041	5,000	5,498	(5,483)

				$13,813	$(13,773)

(j)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	5,087	07/2011	DUB	$0	$(138)	$(138)
Sell	BRL	34,841	08/2011	BCLY	0	(389)	(389)
Buy		34,841	08/2011	UBS	626	0	626
Buy		34,841	09/2011	BCLY	381	0	381
Buy		186	09/2011	BOA	18	0	18
Sell	CAD	1,072	09/2011	BNP	0	(20)	(20)
Sell		1,165	09/2011	CITI	0	(28)	(28)
Sell		6,385	09/2011	DUB	0	(127)	(127)
Sell		293	09/2011	HSBC	0	(3)	(3)
Sell		3,493	09/2011	RBC	0	(75)	(75)
Sell		98	09/2011	RBS	0	(1)	(1)
Buy	CNY	580	11/2011	BCLY	0	0	0
Buy		3,488	11/2011	CITI	5	0	5
Buy		17,558	11/2011	HSBC	0	(9)	(9)
Buy		18,666	11/2011	JPM	0	(3)	(3)
Buy		20,903	02/2012	BCLY	0	(13)	(13)
Buy		6,426	02/2012	HSBC	1	0	1
Buy		3,839	06/2012	HSBC	1	0	1
Buy		3,199	06/2012	JPM	1	0	1
Buy		5,050	02/2013	CITI	0	(1)	(1)
Buy		1,893	02/2013	GSC	0	(1)	(1)
Buy	EUR	1,852	07/2011	BCLY	0	(23)	(23)
Sell		3,097	07/2011	BCLY	0	(109)	(109)
Sell		8,143	07/2011	BNP	1	(40)	(39)
Buy		2,359	07/2011	CITI	35	(8)	27
Sell		6,300	07/2011	CITI	0	(44)	(44)
Sell		17,321	07/2011	CSFB	0	(138)	(138)
Sell		10,750	07/2011	HSBC	50	(121)	(71)
Sell		13,768	07/2011	JPM	0	(118)	(118)
Sell		10,774	07/2011	RBS	0	(92)	(92)
Sell		1,200	07/2011	UBS	8	0	8
Sell	GBP	4,306	09/2011	UBS	166	0	166
Buy	IDR	8,967,000	07/2011	CITI	63	0	63
Buy		1,142,900	07/2011	HSBC	10	0	10
Sell		22,631,700	07/2011	HSBC	0	(21)	(21)
Buy		12,521,800	07/2011	JPM	50	0	50
Buy		9,073,000	10/2011	DUB	68	0	68
Buy		19,155,525	10/2011	RBS	134	0	134
Buy		27,250,070	01/2012	CITI	91	0	91
Buy		22,631,700	07/2012	HSBC	25	0	25
Buy	INR	263,902	08/2011	CITI	169	0	169
Buy		57,017	11/2011	BCLY	15	0	15
Sell	JPY	214,061	07/2011	BCLY	0	(100)	(100)
Buy		76,500	07/2011	CITI	38	0	38
Buy		134,906	07/2011	JPM	65	0	65
Buy	KRW	9,324,480	08/2011	CITI	161	0	161
Buy		180,368	08/2011	GSC	9	0	9

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	9,000,000	08/2011	JPM	$239	$0	$239
Buy		199,960	08/2011	MSC	9	0	9
Buy		251,000	08/2011	RBS	10	0	10
Buy	MXN	204,439	07/2011	CITI	839	0	839
Sell		271,679	07/2011	CITI	0	(19)	(19)
Buy		4,947	07/2011	DUB	23	0	23
Buy		53,727	07/2011	HSBC	188	0	188
Buy		6,118	07/2011	MSC	23	0	23
Buy		2,447	07/2011	UBS	9	0	9
Buy		271,679	11/2011	CITI	38	0	38
Buy		14,324	11/2011	HSBC	8	0	8
Buy		5,972	11/2011	MSC	4	0	4
Buy		5,968	11/2011	UBS	3	0	3
Buy	MYR	1,800	08/2011	BCLY	14	0	14
Buy		3,500	08/2011	CITI	26	0	26
Buy		1,050	08/2011	HSBC	7	0	7
Buy		600	08/2011	JPM	4	0	4
Buy	PHP	20,058	11/2011	BCLY	9	0	9
Buy		56,754	11/2011	CITI	12	(2)	10
Buy		6,608	11/2011	DUB	2	0	2
Buy		13,176	11/2011	GSC	3	0	3
Buy		26,314	11/2011	JPM	7	(2)	5
Buy		223,269	03/2012	CITI	20	0	20
Buy		26,505	03/2012	HSBC	0	(1)	(1)
Buy		12,558	03/2012	MSC	0	0	0
Buy	RUB	14,485	07/2011	BCLY	12	0	12
Sell		14,485	07/2011	BCLY	1	0	1
Buy		14,485	07/2011	CITI	0	(1)	(1)
Sell		14,485	07/2011	CITI	8	0	8
Buy	SGD	500	09/2011	BCLY	16	0	16
Buy		1,000	09/2011	CITI	33	0	33
Buy		3,800	09/2011	DUB	31	0	31
Buy		1,000	09/2011	GSC	2	0	2
Buy		2,796	09/2011	JPM	47	0	47
Buy		3,000	09/2011	RBS	50	0	50
Buy		900	09/2011	UBS	0	0	0
Buy	TRY	7,694	07/2011	HSBC	0	(152)	(152)
Sell		9,241	07/2011	HSBC	0	(73)	(73)
Buy		1,547	07/2011	JPM	0	(52)	(52)
Buy		9,241	10/2011	HSBC	73	0	73
Buy	TWD	26,872	01/2012	CITI	12	0	12
Sell	ZAR	671	07/2011	BCLY	1	0	1
Buy		696	07/2011	CITI	3	0	3
Sell		672	07/2011	CSFB	1	0	1
Buy		1,393	07/2011	HSBC	5	0	5
Sell		36,049	07/2011	HSBC	0	(121)	(121)
Buy		32,513	07/2011	JPM	40	0	40
Buy		2,789	07/2011	MSC	3	0	3
Buy		1,520	09/2011	BCLY	23	0	23
Buy		760	09/2011	MSC	11	0	11
Buy		760	09/2011	UBS	11	0	11
Buy		36,049	10/2011	HSBC	119	0	119

					$4,190	$(2,045)	$2,145

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$12,218	$0	$12,218
Corporate Bonds & Notes
Banking & Finance	0	489,532	0	489,532
Industrials	0	163,368	0	163,368
Utilities	0	98,997	0	98,997
Convertible Bonds & Notes
Industrials	0	11,041	0	11,041
Municipal Bonds & Notes
Illinois	0	5,832	0	5,832
New Jersey	0	3,297	0	3,297
U.S. Government Agencies	0	94,370	10,359	104,729

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
U.S. Treasury Obligations	$0	$73,502	$0	$73,502
Mortgage-Backed Securities	0	159,317	0	159,317
Asset-Backed Securities	0	47,839	5,169	53,008
Sovereign Issues	0	88,560	2,455	91,015
Convertible Preferred Securities
Banking & Finance	9,251	0	0	9,251
Industrials	0	3	0	3
Preferred Securities
Banking & Finance	0	2,172	3,183	5,355
Short-Term Instruments
Certificates of Deposit	0	49,146	0	49,146
Commercial Paper	0	22,775	0	22,775

See Accompanying Notes	Semiannual Report	June 30, 2011	19

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Repurchase Agreements	$0	$2,554	$0	$2,554
Short-Term Notes	0	13,100	0	13,100
U.S. Treasury Bills	0	5,420	0	5,420
PIMCO Short-Term Floating NAV Portfolio	424,613	0	0	424,613

	$433,864	$1,343,043	$21,166	$1,798,073

Short Sales, at value	$0	$(13,773)	$0	$(13,773)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,776	0	1,776
Foreign Exchange Contracts	0	4,190	0	4,190

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Interest Rate Contracts	$2,426	$4,996	$0	$7,422

	$2,426	$10,962	$0	$13,388

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(635)	0	(635)
Foreign Exchange Contracts	0	(2,045)	0	(2,045)
Interest Rate Contracts	(173)	(4,168)	(545)	(4,886)

	$(173)	$(6,848)	$(545)	$(7,566)

Totals	$436,117	$1,333,384	$20,621	$1,790,122

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
U.S. Government Agencies	$17,647	$0	$(2,326)	$0	$1	$223	$0	$(5,186)	$10,359	$103
Asset-Backed Securities	14,740	2,854	(4,775)	24	92	254	0	(8,020)	5,169	21
Sovereign Issues	0	2,360	0	0	0	95	0	0	2,455	95
Preferred Securities
Banking & Finance	3,206	0	0	0	0	(23)	0	0	3,183	(23)

	$35,593	$5,214	$(7,101)	$24	$93	$549	$0	$(13,206)	$21,166	$196

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(590)	$0	$0	$0	$0	$45	$0	$0	$(545)	$45

Totals	$35,003	$5,214	$(7,101)	$24	$93	$594	$0	$(13,206)	$20,621	$241

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable (2)	$0	$0	$0	$0	$351	$351
Unrealized appreciation on foreign currency contracts	0	0	0	4,190	0	4,190
Unrealized appreciation on swap agreements	0	1,776	0	0	4,996	6,772

	$0	$1,776	$0	$4,190	$5,347	$11,313

Liabilities:
Written options outstanding	$0	$105	$0	$0	$2,349	$2,454
Unrealized depreciation on foreign currency contracts	0	0	0	2,045	0	2,045
Unrealized depreciation on swap agreements	0	530	0	0	2,364	2,894

	$0	$635	$0	$2,045	$4,713	$7,393

20	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$3,240	$0	$5	$362	$3,607
Net realized gain on foreign currency transactions	0	0	0	2,432	0	2,432

	$0	$3,240	$0	$2,437	$362	$6,039

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$(981)	$0	$0	$3,759	$2,778
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	143	0	143

	$0	$(981)	$0	$143	$3,759	$2,921

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $2,253 as reported in the Notes to Schedule of Investments.

(m)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$5,963	$(5,800)	$163
BNP	(69)	0	(69)
BOA	218	(340)	(122)
CITI	(1,774)	2,784	1,010
CSFB	(293)	143	(150)
DUB	648	(740)	(92)
GSC	18	140	158
HSBC	971	(1,090)	(119)
JPM	336	(380)	(44)
MLP	242	(270)	(28)
MSC	1,267	(2,320)	(1,053)
RBC	(76)	0	(76)
RBS	(468)	291	(177)
UBS	1,000	(660)	340

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	June 30, 2011	21

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio.

Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

4.  SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities.

A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(d) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(e) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(f) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future. The Portfolio may enter into credit default swaption agreements to earn income on the premiums or to hedge exposure to the credit risk of an investment without making a commitment to the underlying contract.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A short straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The short straddle profits when the underlying security price has little volatility before the expiration date. A long straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The long straddle profits when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Semiannual Report	June 30, 2011	25

Notes to Financial Statements (Cont.)

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

26	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net

Semiannual Report	June 30, 2011	27

Notes to Financial Statements (Cont.)

amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not

“interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2011, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$17,752	$15,067

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation	Market Value 06/30/2011	Dividend Income
$319,715	$489,174	$ (384,400)	$50	$74	$424,613	$674

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains,

28	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$2,129,770	$2,530,362	$334,242	$102,346

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,682	$17,615	760	$7,884
Administrative Class	22,215	233,109	57,827	597,893
Advisor Class	10,068	105,670	15,797	163,102
Issued as reinvestment of distributions
Institutional Class	56	591	111	1,151
Administrative Class	1,051	11,046	2,070	21,522
Advisor Class	244	2,560	462	4,796
Cost of shares redeemed
Institutional Class	(897)	(9,420)	(1,412)	(14,561)
Administrative Class	(14,227)	(149,217)	(29,346)	(303,093)
Advisor Class	(2,357)	(24,688)	(7,978)	(82,995)
Net increase resulting from Portfolio share transactions	17,835	$187,266	38,291	$395,699

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	99
Administrative Class	4	69
Advisor Class	3	86

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$27,193	$ (16,973)	$10,220

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2011	29

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	INR	Indian Rupee	RUB	Russian Ruble
BRL	Brazilian Real	JPY	Japanese Yen	SGD	Singapore Dollar
CAD	Canadian Dollar	KRW	South Korean Won	TRY	Turkish New Lira
CNY	Chinese Renminbi	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD	United States Dollar
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand
IDR	Indonesian Rupiah

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	CLO	Collateralized Loan Obligation
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds

30	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS49_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Money Market Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Money Market Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, foreign (non-U.S.) investment risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Money Market Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

Treasury Repurchase Agreements	49.7%
Government Agency Debt	38.8%
Financial Company Commercial Paper	4.5%
Other Notes	2.5%
Other	4.5%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	10 Years	Class Inception (09/30/1999)
PIMCO Money Market Portfolio Administrative Class	0.05%	0.05%	0.03%	0.05%	1.93%	1.90%	2.44%
Citigroup 3-Month Treasury Bill Index±	—	—	0.06%	0.14%	1.87%	2.01%	2.53%
Lipper Money Market Fund Index±±	—	—	0.01%	0.03%	1.96%	1.86%	2.39%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.47% for Administrative Class shares.

Money market funds are not insured or guaranteed by Federal Deposit Insurance Corp. (FDIC) or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields computed by SEC-prescribed calculations and are subject to change.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

±± Lipper Money Market Fund Index is an average of the 30 largest equal weighted Money Market Funds as compiled by Lipper Analytical Inc. It does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,000.26	$1,024.05
Expenses Paid During Period†	$0.74	$0.75
Net Annualized Expense Ratio††	0.15%	0.15%

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

††The annualized expense ratio reflects net annualized expenses after application of an expense waiver of 0.32%.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Portfolio seeks to achieve its investment objective by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 3% of its total assets in money market securities that are in the second-highest rating category for short-term obligations that have a remaining maturity of 45 days or less.

»	The Portfolio focused its investments in high quality, short maturity assets and ended the reporting period with a high average quality.

»	The Portfolio’s weighted average maturity was fairly stable over the reporting period, being maintained at a low level to contain interest rate risk.

»	The Portfolio maintained an allocation to Agency debentures and commercial paper which provided a yield advantage over U.S. Treasury bills.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Money Market Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007		12/31/2006

Administrative Class
Net asset value beginning of year or period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income (a)	0.00	^	0.00 ^	0.00 ^	0.02	0.05		0.05
Total income from investment operations	0.00		0.00	0.00	0.02	0.05		0.05
Dividends from net investment income	0.00	^	0.00 ^	0.00 ^	(0.02)	(0.05)		(0.05)
Total distributions	0.00		0.00	0.00	(0.02)	(0.05)		(0.05)
Net asset value end of year or period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return	0.03%		0.05%	0.11%	2.24%	4.86%		4.61%
Net assets end of year or period (000s)	$41,658		$47,775	$55,381	$58,511	$167,465		$66,240
Ratio of expenses to average net assets	0.15	%*	0.22%	0.33%	0.48%	0.49	%(b)	0.50%
Ratio of expenses to average net assets excluding waivers	0.47	%*	0.47%	0.50%	0.48%	0.49	%(b)	0.50%
Ratio of net investment income to average net assets	0.04	%*	0.04%	0.08%	2.58%	4.76%		4.61%

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the advisory fee was reduced to 0.12%.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Money Market Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$124,696
Repurchase agreements, at value	123,410
Cash	1
Receivable for Portfolio shares sold	52
Interest and dividends receivable	185
248,344

Liabilities:
Accrued related party fees	$15
15

Net Assets	$248,329

Net Assets Consist of:
Paid in capital	$248,312
(Overdistributed) net investment income	(5)
Accumulated undistributed net realized gain	22
$248,329

Net Assets:
Institutional Class	$206,671
Administrative Class	41,658

Shares Issued and Outstanding:
Institutional Class	206,656
Administrative Class	41,655

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$1.00
Administrative Class	1.00

Cost of Investments	$124,696
Cost of Repurchase Agreements	$123,410

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Money Market Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$253
Total Income	253

Expenses:
Investment advisory fees	150
Supervisory and administrative fees	249
Servicing fees – Administrative Class	32
Trustees' fees	2
Interest expense	6
Reimbursement to Manager	6
Total Expenses	445
Waiver and/or Reimbursement by PIMCO	(247)
Net Expenses	198

Net Investment Income	55

Net Realized Gain:
Net realized gain on investments	3
Net Gain	3

Net Increase in Net Assets Resulting from Operations	$58

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Money Market Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

(Decrease) in Net Assets from:

Operations:
Net investment income	$55	$115
Net realized gain	3	24
Net increase resulting from operations	58	139

Distributions to Shareholders:
From net investment income
Institutional Class	(54)	(106)
Administrative Class	(12)	(26)

Total Distributions	(66)	(132)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(10,634)	(7,163)

Total (Decrease) in Net Assets	(10,642)	(7,156)

Net Assets:
Beginning of period	258,971	266,127
End of period*	$248,329	$258,971

*Including (overdistributed) net investment income of:	$(5)	$0

**	See note 9 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Money Market Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 99.9%

CERTIFICATES OF DEPOSIT 2.0%

Rabobank Nederland NV
0.290% due 08/08/2011	$2,500	$2,500

Standard Chartered Bank
0.000% due 08/11/2011	2,500	2,500

		5,000

FINANCIAL COMPANY COMMERCIAL PAPER 4.5%

BPCE S.A.
0.304% due 07/18/2011	2,500	2,500

Citigroup Funding, Inc.
0.193% due 07/05/2011	2,200	2,200

Danske Corp.
0.160% due 07/05/2011	2,500	2,500

Societe Generale
0.406% due 11/03/2011	2,500	2,496

Svenska Handelsbanken AB
0.203% due 08/03/2011	1,500	1,500

		11,196

GOVERNMENT AGENCY DEBT 38.7%

American Express Bank FSB
3.150% due 12/09/2011 (b)	1,000	1,013

Fannie Mae
0.070% due 10/03/2011	9,000	8,998

Federal Home Loan Bank
0.091% due 07/25/2011	12,800	12,799
0.154% due 10/27/2011	19,000	18,998

Freddie Mac
0.095% due 07/11/2011	14,000	14,000

General Electric Capital Corp.
3.000% due 12/09/2011 (b)	5,000	5,058

Goldman Sachs Group, Inc.
1.625% due 07/15/2011 (b)	825	825

JPMorgan Chase & Co.
3.125% due 12/01/2011 (b)	1,800	1,822

M&I Marshall & Ilsley Bank
3.875% due 08/19/2011	2,400	2,412

Morgan Stanley
3.250% due 12/01/2011 (b)	2,000	2,026

Regions Bank
3.250% due 12/09/2011 (b)	11,088	11,237

Straight-A Funding LLC
0.160% due 08/23/2011	3,600	3,599

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SunTrust Bank
3.000% due 11/16/2011 (b)	$9,700	$9,796

Wells Fargo & Co.
3.000% due 12/09/2011 (b)	3,500	3,541

		96,124

OTHER COMMERCIAL PAPER 1.0%

Caisse d'Amortissement De La Dette Sociale
0.193% due 08/05/2011	2,500	2,500

OTHER NOTES 2.5%

AT&T Mobility LLC
6.500% due 12/15/2011	2,000	2,054

Metropolitan Life Global Funding I
0.683% due 07/13/2011	500	500
5.125% due 11/09/2011	1,300	1,321

Svenska Handelsbanken AB
0.503% due 07/01/2011	1,000	1,000

Wells Fargo & Co.
6.375% due 08/01/2011	1,300	1,305

		6,180

TREASURY DEBT 1.5%

U.S. Treasury Bills
0.194% due 11/17/2011 - 12/15/2011 (a)	3,700	3,696

TREASURY REPURCHASE AGREEMENTS 49.7%

Barclays Capital, Inc.
0.010% due 07/01/2011	2,500	2,500
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2015 valued at $2,545. Repurchase proceeds are $2,500.)

BNP Paribas Securities Corp.
0.050% due 07/01/2011	34,100	34,100
(Dated 06/30/2011. Collateralized by Fannie Mae 0.360% due 06/23/2014 valued at $34,786. Repurchase proceeds are $34,101.)

Citigroup Global Markets, Inc.
0.030% due 07/01/2011	9,000	9,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 07/31/2012 valued at $9,192. Repurchase proceeds are $9,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2011	$12,600	$12,600
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2021 valued at $12,861. Repurchase proceeds are $12,600.)

JPMorgan Securities, Inc.
0.040% due 07/01/2011	7,500	7,500
(Dated 06/30/2011. Collateralized by Federal Farm Credit Bank 2.270% due 12/24/2013 valued at $7,667. Repurchase proceeds are $7,500.)

Morgan Stanley & Co., Inc.
0.010% due 07/01/2011	23,000	23,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 06/28/2012 valued at $23,571. Repurchase proceeds are $23,001.)
0.010% due 07/01/2011	14,200	14,200
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.500% due 06/30/2016 valued at $14,498. Repurchase proceeds are $14,200.)

RBS Securities, Inc.
0.030% due 07/01/2011	10,000	10,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 3.500% due 05/15/2020 valued at $10,176. Repurchase proceeds are $10,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2011	510	510
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $525. Repurchase proceeds are $510.)

TD Securities (USA) LLC
0.020% due 07/01/2011	10,000	10,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.000% due 08/31/2011 valued at $10,417. Repurchase proceeds are $10,000.)

		123,410

Total Short-Term Instruments (Cost $248,106)		248,106

Total Investments 99.9% (Cost $248,106)		$248,106

Other Assets and Liabilities (Net) 0.1%		223

Net Assets 100.0%		$248,329

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.
(b)	Federal Deposit Insurance Corporation (“FDIC”) guaranteed through Treasury Liquidity Guarantee Program.
(c)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities(2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Short-Term Instruments
Certificates of Deposit	$0	$5,000	$0	$5,000
Financial Company Commercial Paper	0	11,196	0	11,196
Government Agency Debt	0	96,124	0	96,124

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Other Commercial Paper	$0	$2,500	$0	$2,500
Other Notes	0	6,180	0	6,180
Treasury Debt	0	3,696	0	3,696
Treasury Repurchase Agreements	0	123,410	0	123,410
	$0	$248,106	$0	$248,106

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Money Market Portfolio (Cont.)

June 30, 2011 (Unaudited)

(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  ORGANIZATION

The PIMCO Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Semiannual Report	June 30, 2011	13

Notes to Financial Statements (Cont.)

4.  SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(b) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in fixed income securities expose the Portfolio to various risks such as but not limited to, interest rate, issuer and foreign (non-U.S.) investments risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

The Portfolio may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Portfolio’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Portfolio could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Portfolio invests a significant portion of its assets in a specific geographic region, the Portfolio will generally have more exposure to regional economic risks associated with foreign investments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security or repurchase agreement is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.12%.

(b) Supervisory and Administrative Fee   PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the

14	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees   PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

(d) Portfolio Expenses   The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

To maintain certain net yields for the Portfolio, PIMCO and certain affiliates have entered into a Fee and Expense Limitation Agreement with the Portfolio (the “Agreement”) pursuant to which PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of: (i) first, any service fees applicable to a class of the Portfolio; (ii) second, to the extent necessary, the Portfolio’s Supervisory and Administrative Fee; and (iii) third, to the extent necessary, the Portfolio’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or its affiliates.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from the Portfolio any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed 0.0049% of the class of the Portfolio’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of the Portfolio to maintain a negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Portfolio will not reimburse PIMCO or its affiliates for any portion of the service fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Portfolio will maintain a positive net yield. As of June 30, 2011, the recoverable amount to PIMCO was $574,285.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	4,558	$4,557	16,706	$16,706
Administrative Class	2,741	2,741	15,447	15,447
Issued as reinvestment of distributions
Institutional Class	54	54	106	106
Administrative Class	11	11	25	25
Cost of shares redeemed
Institutional Class	(9,130)	(9,130)	(16,374)	(16,374)
Administrative Class	(8,867)	(8,867)	(23,073)	(23,073)
Net (decrease) resulting from Portfolio share transactions	(10,633)	$(10,634)	(7,163)	$(7,163)

Semiannual Report	June 30, 2011	15

Notes to Financial Statements (Cont.)

June 30, 2011 (Unaudited)

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	94
Administrative Class	2	97

10. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

11. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$0	$0	$0

12.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

16	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS53_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Money Market Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Money Market Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, foreign (non-U.S.) investment risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Money Market Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

Treasury Repurchase Agreements	49.7%
Government Agency Debt	38.8%
Financial Company Commercial Paper	4.5%
Other Notes	2.5%
Other	4.5%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011

	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Money Market Portfolio Institutional Class	0.05%	0.05%	0.03%	0.05%	2.02%	2.02%	2.43%
Citigroup 3-Month Treasury Bill Index±			0.06%	0.14%	1.87%	2.01%	2.41%	**
Lipper Money Market Fund Index±±			0.01%	0.03%	1.96%	1.86%	2.27%	**

All Portfolio returns are net of fees and expenses

* Cumulative return

** Average annual total return since 03/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.32% for Institutional Class shares.

Money market funds are not insured or guaranteed by Federal Deposit Insurance Corp. (FDIC) or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields computed by SEC-prescribed calculations and are subject to change.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

±± Lipper Money Market Fund Index is an average of the 30 largest equal weighted Money Market Funds as compiled by Lipper Analytical Inc. It does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,000.26	$1,024.05
Expenses Paid During Period†	$0.74	$0.75
Net Annualized Expense Ratio††	0.15%	0.15%

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

†† The annualized expense ratio reflects net annualized expenses after application of an expense waiver of 0.17%.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Portfolio seeks to achieve its investment objective by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 3% of its total assets in money market securities that are in the second-highest rating category for short-term obligations that have a remaining maturity of 45 days or less.

»	The Portfolio focused its investments in high quality, short maturity assets and ended the reporting period with a high average quality.

»	The Portfolio’s weighted average maturity was fairly stable over the reporting period, being maintained at a low level to contain interest rate risk.

»	The Portfolio maintained an allocation to Agency debentures and commercial paper which provided a yield advantage over U.S. Treasury bills.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Money Market Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007		12/31/2006

Institutional Class
Net asset value beginning of year or period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income (a)	0.00^		0.00^	0.00^	0.02	0.05		0.05
Total income from investment operations	0.00		0.00	0.00	0.02	0.05		0.05
Dividends from net investment income	0.00^		0.00^	0.00^	(0.02)	(0.05)		(0.05)
Total distributions	0.00		0.00	0.00	(0.02)	(0.05)		(0.05)
Net asset value end of year or period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return	0.03%		0.05%	0.14%	2.39%	5.01%		4.78%
Net assets end of year or period (000s)	$206,671		$211,196	$210,746	$217,370	$213,882		$207,305
Ratio of expenses to average net assets	0.15	%*	0.22%	0.31%	0.33%	0.34	%(b)	0.35%
Ratio of expenses to average net assets excluding waivers	0.32	%*	0.32%	0.35%	0.33%	0.34	%(b)	0.35%
Ratio of net investment income to average net assets	0.04	%*	0.04%	0.10%	2.35%	4.91%		4.77%

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the advisory fee was reduced to 0.12%.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Money Market Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$124,696
Repurchase agreements, at value	123,410
Cash	1
Receivable for Portfolio shares sold	52
Interest and dividends receivable	185
248,344

Liabilities:
Accrued related party fees	$15
15

Net Assets	$248,329

Net Assets Consist of:
Paid in capital	$248,312
(Overdistributed) net investment income	(5)
Accumulated undistributed net realized gain	22
$248,329

Net Assets:
Institutional Class	$206,671
Administrative Class	41,658

Shares Issued and Outstanding:
Institutional Class	206,656
Administrative Class	41,655

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$1.00
Administrative Class	1.00

Cost of Investments	$124,696
Cost of Repurchase Agreements	$123,410

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Money Market Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$253
Total Income	253

Expenses:
Investment advisory fees	150
Supervisory and administrative fees	249
Servicing fees – Administrative Class	32
Trustees' fees	2
Interest expense	6
Reimbursement to Manager	6
Total Expenses	445
Waiver and/or Reimbursement by PIMCO	(247)
Net Expenses	198

Net Investment Income	55

Net Realized Gain:
Net realized gain on investments	3
Net Gain	3

Net Increase in Net Assets Resulting from Operations	$58

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Money Market Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

(Decrease) in Net Assets from:

Operations:
Net investment income	$55	$115
Net realized gain	3	24
Net increase resulting from operations	58	139

Distributions to Shareholders:
From net investment income
Institutional Class	(54)	(106)
Administrative Class	(12)	(26)

Total Distributions	(66)	(132)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(10,634)	(7,163)

Total (Decrease) in Net Assets	(10,642)	(7,156)

Net Assets:
Beginning of period	258,971	266,127
End of period*	$248,329	$258,971

*Including (overdistributed) net investment income of:	$(5)	$0

**	See note 9 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Money Market Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 99.9%

CERTIFICATES OF DEPOSIT 2.0%

Rabobank Nederland NV
0.290% due 08/08/2011	$2,500	$2,500

Standard Chartered Bank
0.000% due 08/11/2011	2,500	2,500

		5,000

FINANCIAL COMPANY COMMERCIAL PAPER 4.5%

BPCE S.A.
0.304% due 07/18/2011	2,500	2,500

Citigroup Funding, Inc.
0.193% due 07/05/2011	2,200	2,200

Danske Corp.
0.160% due 07/05/2011	2,500	2,500

Societe Generale
0.406% due 11/03/2011	2,500	2,496

Svenska Handelsbanken AB
0.203% due 08/03/2011	1,500	1,500

		11,196

GOVERNMENT AGENCY DEBT 38.7%

American Express Bank FSB
3.150% due 12/09/2011 (b)	1,000	1,013

Fannie Mae
0.070% due 10/03/2011	9,000	8,998

Federal Home Loan Bank
0.091% due 07/25/2011	12,800	12,799
0.154% due 10/27/2011	19,000	18,998

Freddie Mac
0.095% due 07/11/2011	14,000	14,000

General Electric Capital Corp.
3.000% due 12/09/2011 (b)	5,000	5,058

Goldman Sachs Group, Inc.
1.625% due 07/15/2011 (b)	825	825

JPMorgan Chase & Co.
3.125% due 12/01/2011 (b)	1,800	1,822

M&I Marshall & Ilsley Bank
3.875% due 08/19/2011	2,400	2,412

Morgan Stanley
3.250% due 12/01/2011 (b)	2,000	2,026

Regions Bank
3.250% due 12/09/2011 (b)	11,088	11,237

Straight-A Funding LLC
0.160% due 08/23/2011	3,600	3,599

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SunTrust Bank
3.000% due 11/16/2011 (b)	$9,700	$9,796

Wells Fargo & Co.
3.000% due 12/09/2011 (b)	3,500	3,541

		96,124

OTHER COMMERCIAL PAPER 1.0%

Caisse d'Amortissement De La Dette Sociale
0.193% due 08/05/2011	2,500	2,500

OTHER NOTES 2.5%

AT&T Mobility LLC
6.500% due 12/15/2011	2,000	2,054

Metropolitan Life Global Funding I
0.683% due 07/13/2011	500	500
5.125% due 11/09/2011	1,300	1,321

Svenska Handelsbanken AB
0.503% due 07/01/2011	1,000	1,000

Wells Fargo & Co.
6.375% due 08/01/2011	1,300	1,305

		6,180

TREASURY DEBT 1.5%

U.S. Treasury Bills
0.194% due 11/17/2011 - 12/15/2011 (a)	3,700	3,696

TREASURY REPURCHASE AGREEMENTS 49.7%

Barclays Capital, Inc.
0.010% due 07/01/2011	2,500	2,500
(Dated 06/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2015 valued at $2,545. Repurchase proceeds are $2,500.)

BNP Paribas Securities Corp.
0.050% due 07/01/2011	34,100	34,100
(Dated 06/30/2011. Collateralized by Fannie Mae 0.360% due 06/23/2014 valued at $34,786. Repurchase proceeds are $34,101.)

Citigroup Global Markets, Inc.
0.030% due 07/01/2011	9,000	9,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 07/31/2012 valued at $9,192. Repurchase proceeds are $9,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2011	$12,600	$12,600
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2021 valued at $12,861. Repurchase proceeds are $12,600.)

JPMorgan Securities, Inc.
0.040% due 07/01/2011	7,500	7,500
(Dated 06/30/2011. Collateralized by Federal Farm Credit Bank 2.270% due 12/24/2013 valued at $7,667. Repurchase proceeds are $7,500.)

Morgan Stanley & Co., Inc.
0.010% due 07/01/2011	23,000	23,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 06/28/2012 valued at $23,571. Repurchase proceeds are $23,001.)
0.010% due 07/01/2011	14,200	14,200
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.500% due 06/30/2016 valued at $14,498. Repurchase proceeds are $14,200.)

RBS Securities, Inc.
0.030% due 07/01/2011	10,000	10,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 3.500% due 05/15/2020 valued at $10,176. Repurchase proceeds are $10,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2011	510	510
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $525. Repurchase proceeds are $510.)

TD Securities (USA) LLC
0.020% due 07/01/2011	10,000	10,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 1.000% due 08/31/2011 valued at $10,417. Repurchase proceeds are $10,000.)

		123,410

Total Short-Term Instruments (Cost $248,106)		248,106

Total Investments 99.9% (Cost $248,106)		$248,106

Other Assets and Liabilities (Net) 0.1%		223

Net Assets 100.0%		$248,329

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.
(b)	Federal Deposit Insurance Corporation (“FDIC”) guaranteed through Treasury Liquidity Guarantee Program.
(c)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities(2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Short-Term Instruments
Certificates of Deposit	$0	$5,000	$0	$5,000
Financial Company Commercial Paper	0	11,196	0	11,196
Government Agency Debt	0	96,124	0	96,124

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Other Commercial Paper	$0	$2,500	$0	$2,500
Other Notes	0	6,180	0	6,180
Treasury Debt	0	3,696	0	3,696
Treasury Repurchase Agreements	0	123,410	0	123,410
	$0	$248,106	$0	$248,106

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Money Market Portfolio (Cont.)

June 30, 2011 (Unaudited)

(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  ORGANIZATION

The PIMCO Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Semiannual Report	June 30, 2011	13

Notes to Financial Statements (Cont.)

4.  SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(b) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in fixed income securities expose the Portfolio to various risks such as but not limited to, interest rate, issuer and foreign (non-U.S.) investments risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

The Portfolio may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Portfolio’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Portfolio could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Portfolio invests a significant portion of its assets in a specific geographic region, the Portfolio will generally have more exposure to regional economic risks associated with foreign investments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security or repurchase agreement is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.12%.

(b) Supervisory and Administrative Fee   PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the

14	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees   PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

(d) Portfolio Expenses   The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

To maintain certain net yields for the Portfolio, PIMCO and certain affiliates have entered into a Fee and Expense Limitation Agreement with the Portfolio (the “Agreement”) pursuant to which PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of: (i) first, any service fees applicable to a class of the Portfolio; (ii) second, to the extent necessary, the Portfolio’s Supervisory and Administrative Fee; and (iii) third, to the extent necessary, the Portfolio’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or its affiliates.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from the Portfolio any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed 0.0049% of the class of the Portfolio’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of the Portfolio to maintain a negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Portfolio will not reimburse PIMCO or its affiliates for any portion of the service fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Portfolio will maintain a positive net yield. As of June 30, 2011, the recoverable amount to PIMCO was $574,285.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	4,558	$4,557	16,706	$16,706
Administrative Class	2,741	2,741	15,447	15,447
Issued as reinvestment of distributions
Institutional Class	54	54	106	106
Administrative Class	11	11	25	25
Cost of shares redeemed
Institutional Class	(9,130)	(9,130)	(16,374)	(16,374)
Administrative Class	(8,867)	(8,867)	(23,073)	(23,073)
Net (decrease) resulting from Portfolio share transactions	(10,633)	$(10,634)	(7,163)	$(7,163)

Semiannual Report	June 30, 2011	15

Notes to Financial Statements (Cont.)

June 30, 2011 (Unaudited)

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	94
Administrative Class	2	97

10. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

11. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$0	$0	$0

12.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

16	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS55_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Real Return Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and after asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	57.4%
Corporate Bonds & Notes	21.0%
Mortgage-Backed Securities	6.0%
Sovereign Issues	4.8%
Short-Term Instruments	1.4%
Other	9.4%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	5 Years	10 Years	Class Inception (09/30/1999)
PIMCO Real Return Portfolio Administrative Class	5.10%	7.70%	7.14%	7.32%	8.05%
Barclays Capital U.S. TIPS Index±	5.81%	7.74%	6.91%	6.95%	7.58%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.66% for Administrative Class shares.

± Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,051.04	$1,021.57
Expenses Paid During Period†	$3.31	$3.26
Net Annualized Expense Ratio	0.65%	0.65%

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns during the first half of 2011 given strong inflation accruals amid higher commodity prices in the first quarter of 2011 and the decrease in longer-term real yields as economic growth prospects continued to wane in the second quarter of 2011.

»

An emphasis on nominal duration (or sensitivity to changes in market interest rates) relative to U.S. TIPS duration detracted from returns as breakeven inflation levels widened during the reporting period.

»	Exposure to Australian real duration contributed to performance as Australian real yields declined during the reporting period.

»	A front-end focus on the U.S. Treasury yield curve benefited performance as short-term interest rates decreased during the reporting period.

»

Exposure to a basket of currencies, including select emerging markets currencies and the Australian dollar, added to returns as these currencies appreciated against the U.S. dollar during the reporting period.

»	Modest exposure to Italian inflation-linked bonds during the second quarter of 2011 detracted from returns as Italian real yields rose during that period.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Real Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Administrative Class
Net asset value beginning of year or period	$13.14		$12.44	$11.26	$12.57	$11.93	$12.69
Net investment income (a)	0.20		0.20	0.40	0.45	0.56	0.53
Net realized/unrealized gain (loss) on investments	0.47		0.81	1.64	(1.30)	0.67	(0.43)
Total income (loss) from investment operations	0.67		1.01	2.04	(0.85)	1.23	0.10
Dividends from net investment income	(0.20)		(0.19)	(0.38)	(0.44)	(0.56)	(0.53)
Distributions from net realized capital gains	0.00		(0.12)	(0.48)	(0.02)	(0.03)	(0.33)
Total distributions	(0.20)		(0.31)	(0.86)	(0.46)	(0.59)	(0.86)
Net asset value end of year or period	$13.61		$13.14	$12.44	$11.26	$12.57	$11.93
Total return	5.10%		8.10%	18.36%	(7.03)%	10.63%	0.71%
Net assets end of year or period (000s)	$2,569,707		$2,293,424	$1,747,803	$1,187,217	$1,082,777	$1,033,666
Ratio of expenses to average net assets	0.65	%*	0.66%	0.72%	0.71%	0.65%	0.65%
Ratio of expenses to average net assets excluding interest expense	0.65	%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	3.01	%*	1.54%	3.30%	3.62%	4.69%	4.22%
Portfolio turnover rate	153	%**	489%**	689%	1,014%	901%	963%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$4,211,625
Investments in Affiliates, at value	138
Repurchase agreements, at value	5,087
Cash	64
Deposits with counterparty	5
Foreign currency, at value	1,137
Receivable for investments sold	24,648
Receivable for investments sold on a delayed-delivery basis	89,088
Receivable for Portfolio shares sold	7,021
Interest and dividends receivable	22,482
Dividends receivable from Affiliates	1
Variation margin receivable	206
Swap premiums paid	7,642
Unrealized appreciation on foreign currency contracts	4,314
Unrealized appreciation on swap agreements	2,345
4,375,803

Liabilities:
Payable for reverse repurchase agreements	$29,445
Payable for investments purchased	7,764
Payable for investments in Affiliates purchased	1
Payable for investments purchased on a delayed-delivery basis	1,315,901
Payable for Portfolio shares redeemed	11,253
Written options outstanding	4,541
Deposits from counterparty	5,001
Accrued related party fees	1,536
Variation margin payable	223
Swap premiums received	1,514
Unrealized depreciation on foreign currency contracts	5,413
Unrealized depreciation on swap agreements	3,435
Other liabilities	8,370
1,394,397

Net Assets	$2,981,406

Net Assets Consist of:
Paid in capital	$2,824,525
Undistributed net investment income	22,748
Accumulated undistributed net realized gain	84,023
Net unrealized appreciation	50,110
$2,981,406

Net Assets:
Institutional Class	$109,942
Administrative Class	2,569,707
Advisor Class	301,757

Shares Issued and Outstanding:
Institutional Class	8,079
Administrative Class	188,839
Advisor Class	22,175

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$13.61
Administrative Class	13.61
Advisor Class	13.61

Cost of Investments	$4,154,630
Cost of Investments in Affiliates	$138
Cost of Repurchase Agreements	$5,087
Cost of Foreign Currency Held	$1,111
Premiums Received on Written Options	$6,718

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$49,590
Dividends	30
Dividends from Affiliate investments	69
Miscellaneous income	1
Total Income	49,690

Expenses:
Investment advisory fees	3,343
Supervisory and administrative fees	3,343
Servicing fees – Administrative Class	1,764
Distribution and/or servicing fees – Advisor Class	277
Trustees’ fees	21
Interest expense	10
Miscellaneous expense	2
Total Expenses	8,760

Net Investment Income	40,930

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	33,069
Net realized gain on Affiliate investments	31
Net realized gain on futures contracts, written options and swaps	1,609
Net realized (loss) on foreign currency transactions	(4,224)
Net change in unrealized appreciation on investments	63,552
Net change in unrealized appreciation on Affiliate investments	26
Net change in unrealized appreciation on futures contracts, written options and swaps	3,571
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,929)
Net Gain	94,705

Net Increase in Net Assets Resulting from Operations	$135,635

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$40,930	$34,082
Net realized gain	30,454	140,838
Net realized gain on Affiliate investments	31	104
Net change in unrealized appreciation (depreciation)	64,194	(14,466)
Net change in unrealized appreciation (depreciation) on Affiliate investments	26	(26)
Net increase resulting from operations	135,635	160,532

Distributions to Shareholders:
From net investment income
Institutional Class	(1,607)	(1,485)
Administrative Class	(35,948)	(29,202)
Advisor Class	(3,450)	(1,000)
From net realized capital gains
Institutional Class	0	(892)
Administrative Class	0	(19,672)
Advisor Class	0	(1,435)

Total Distributions	(41,005)	(53,686)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	319,039	581,271

Total Increase in Net Assets	413,669	688,117

Net Assets:
Beginning of period	2,567,737	1,879,620
End of period*	$2,981,406	$2,567,737

*Including undistributed net investment income of:	$22,748	$22,823

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Real Return Portfolio

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%

International Lease Finance Corp.
6.750% due 02/23/2015		$1,000	$1,004
7.000% due 03/17/2016		5,900	5,940

NRG Energy, Inc.
3.500% due 07/01/2018		7,000	7,010

Vodafone Group PLC
6.875% due 08/11/2015		1,200	1,242
6.875% due 08/17/2015		42	44

Total Bank Loan Obligations (Cost $15,009)			15,240

CORPORATE BONDS & NOTES 29.7%

BANKING & FINANCE 26.9%

Achmea Hypotheekbank NV
3.200% due 11/03/2014		5,700	5,985

Ally Financial, Inc.
3.466% due 02/11/2014		15,400	15,144
3.646% due 06/20/2014		1,400	1,370
6.625% due 05/15/2012		2,000	2,048
6.750% due 12/01/2014		1,600	1,678
6.875% due 09/15/2011		3,100	3,127
8.300% due 02/12/2015		900	1,008

American Express Bank FSB
0.316% due 05/29/2012		1,480	1,477

American Express Centurion Bank
0.340% due 06/12/2012		2,100	2,096

American Express Co.
7.250% due 05/20/2014		5,700	6,521

American Express Credit Corp.
0.306% due 02/24/2012		2,700	2,698
5.875% due 05/02/2013		300	323

American International Group, Inc.
5.850% due 01/16/2018		1,300	1,363
8.175% due 05/15/2068		4,900	5,372
8.250% due 08/15/2018		1,600	1,838

ANZ National International Ltd.
0.700% due 08/19/2014		4,000	4,028
6.200% due 07/19/2013		3,200	3,488

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		5,100	5,208

Banco Santander Brasil S.A.
2.346% due 03/18/2014		7,100	7,142

Bank of Montreal
2.850% due 06/09/2015		7,900	8,189

Barclays Bank PLC
6.050% due 12/04/2017		2,300	2,437
7.434% due 09/29/2049		700	719

BBVA Bancomer S.A.
6.500% due 03/10/2021		5,400	5,535

BPCE S.A.
2.375% due 10/04/2013		7,900	8,033

Citigroup, Inc.
1.111% due 02/15/2013		35,100	34,980
1.575% due 03/05/2014	EUR	2,100	2,960
2.262% due 08/13/2013		$1,000	1,019
5.250% due 02/27/2012		3,200	3,293
5.300% due 10/17/2012		1,000	1,050
6.000% due 12/13/2013		6,599	7,177
6.400% due 03/27/2013	EUR	5,000	7,642

Commonwealth Bank of Australia
0.525% due 09/17/2014		$4,900	4,908
0.705% due 07/12/2013		26,600	26,601
0.746% due 06/25/2014		7,100	7,157

Countrywide Financial Corp.
5.800% due 06/07/2012		1,500	1,565

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse
1.241% due 01/14/2014		$31,400	$31,549

DanFin Funding Ltd.
0.976% due 07/16/2013		8,300	8,302

Danske Bank A/S
1.331% due 04/14/2014		13,700	13,711

Dexia Credit Local
0.652% due 03/05/2013		4,500	4,490

Dexia Credit Local S.A.
0.753% due 04/29/2014		27,000	26,918
0.896% due 09/23/2011		2,500	2,503

FIH Erhvervsbank A/S
2.000% due 06/12/2013		1,200	1,227

Ford Motor Credit Co. LLC
3.033% due 01/13/2012		1,400	1,404
7.000% due 10/01/2013		6,100	6,533
7.250% due 10/25/2011		3,200	3,248
7.500% due 08/01/2012		2,446	2,562
7.800% due 06/01/2012		5,800	6,067
8.000% due 06/01/2014		3,400	3,731

General Electric Capital Corp.
0.246% due 09/21/2012		30,900	30,944
0.246% due 12/21/2012		54,100	54,168

Goldman Sachs Group, Inc.
1.720% due 11/15/2014	EUR	8,100	11,407

HCP, Inc.
6.700% due 01/30/2018		$3,000	3,357

HSBC Bank PLC
1.076% due 01/17/2014		9,500	9,557

HSBC Finance Corp.
0.528% due 01/15/2014		4,600	4,528
0.625% due 07/19/2012		800	800
1.787% due 04/05/2013	EUR	2,100	3,015

Hyundai Capital Services, Inc.
4.375% due 07/27/2016		$4,900	5,028

ICICI Bank Ltd.
2.007% due 02/24/2014		3,700	3,680

ING Bank Australia Ltd.
5.668% due 06/24/2014	AUD	800	864

ING Bank NV
0.913% due 01/13/2012		$13,200	13,225
1.046% due 03/30/2012		22,400	22,492
1.596% due 10/18/2013		6,900	6,962

International Lease Finance Corp.
5.625% due 09/20/2013		1,600	1,630
6.375% due 03/25/2013		1,000	1,035
6.500% due 09/01/2014		1,400	1,491
6.625% due 11/15/2013		900	936
6.750% due 09/01/2016		1,200	1,284
7.125% due 09/01/2018		2,500	2,688

LeasePlan Corp. NV
3.000% due 05/07/2012		5,000	5,112

Lehman Brothers Holdings, Inc.
5.125% due 06/27/2014 (a)	EUR	1,750	615
6.875% due 05/02/2018 (a)		$1,900	520
7.000% due 09/27/2027 (a)		100	27

Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	1,061

Macquarie Bank Ltd.
2.600% due 01/20/2012		1,300	1,316
4.100% due 12/17/2013		9,000	9,684

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		4,000	4,398

Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		$1,000	998
1.621% due 01/31/2014	EUR	7,100	10,068

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.699% due 08/09/2013	EUR	2,700	$3,846
2.276% due 09/27/2012		900	1,280
6.050% due 08/15/2012		$14,800	15,583

Metropolitan Life Global Funding I
1.370% due 09/17/2012		8,900	8,992

Morgan Stanley
0.590% due 01/09/2014		8,600	8,390
0.758% due 10/15/2015		1,700	1,611
1.638% due 07/20/2012	EUR	800	1,156
1.730% due 11/29/2013		9,100	12,868
1.760% due 03/01/2013		2,600	3,729
2.761% due 05/14/2013		$4,200	4,315

NIBC Bank NV
2.800% due 12/02/2014		21,600	22,496

Nordea Bank AB
1.181% due 01/14/2014		24,500	24,733

Pricoa Global Funding I
0.376% due 06/26/2012		15,100	15,030

Prudential Financial, Inc.
4.630% due 06/10/2013		2,000	2,006

Royal Bank of Scotland Group PLC
0.514% due 03/30/2012		26,200	26,236
1.174% due 04/23/2012		700	704
1.450% due 10/20/2011		22,200	22,274
1.611% due 01/30/2017	EUR	1,200	1,556
2.678% due 08/23/2013		$14,900	15,292
3.000% due 12/09/2011		2,200	2,225

Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012		19,000	19,006

SLM Corp.
4.232% due 04/01/2014		480	471

Svenska Handelsbanken AB
1.248% due 09/14/2012		7,400	7,469

Turkiye Garanti Bankasi A/S
2.774% due 04/20/2016		1,700	1,696

UBS AG
2.250% due 08/12/2013		4,200	4,274

Vita Capital III Ltd.
1.424% due 01/01/2012		700	695

Wachovia Corp.
1.570% due 02/13/2014	EUR	2,100	2,987

Westpac Banking Corp.
0.438% due 12/14/2012		$34,000	34,025
0.530% due 09/10/2014		1,100	1,102
2.700% due 12/09/2014		5,100	5,315
3.585% due 08/14/2014		6,300	6,712

Westpac Securities NZ Ltd.
2.500% due 05/25/2012		3,800	3,862

			802,250

INDUSTRIALS 2.7%

Alcoa, Inc.
6.750% due 07/15/2018		1,900	2,103

Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		1,300	1,409

Cardinal Health, Inc.
6.000% due 06/15/2017		300	339

DISH DBS Corp.
7.000% due 10/01/2013		5,000	5,394

Dow Chemical Co.
2.518% due 08/08/2011		6,500	6,514
4.850% due 08/15/2012		1,700	1,776

Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		2,100	2,200
7.343% due 04/11/2013		500	548

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Masco Corp.
6.125% due 10/03/2016		$1,500	$1,542

NXP BV
4.077% due 10/15/2013	EUR	7,293	10,549

Petrobras International Finance Co.
3.875% due 01/27/2016		$12,900	13,195

Petroleos Mexicanos
5.500% due 01/21/2021		1,800	1,896
6.500% due 06/02/2041		2,200	2,243

Rexam PLC
6.750% due 06/01/2013		1,200	1,304

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		1,000	1,112

UST LLC
6.625% due 07/15/2012		2,500	2,643

Videotron Ltee
6.875% due 01/15/2014		1,900	1,931

Volkswagen International Finance NV
0.757% due 10/01/2012		22,500	22,567

Xstrata Canada Corp.
7.350% due 06/05/2012		1,000	1,055

			80,320

UTILITIES 0.1%

AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		2,400	2,665

Total Corporate Bonds & Notes (Cost $870,867)			885,235

MUNICIPAL BONDS & NOTES 0.3%

CALIFORNIA 0.0%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		600	439

NORTH CAROLINA 0.3%

North Carolina State Education Assistance Authority
0.785% due 10/26/2020		7,300	7,286

OHIO 0.0%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042		900	668

RHODE ISLAND 0.0%

Rhode Island State Tobacco Settlement Financing

Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		265	268

WEST VIRGINIA 0.0%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,035	768

Total Municipal Bonds & Notes (Cost $9,962)			9,429

U.S. GOVERNMENT AGENCIES 6.2%

Fannie Mae
0.246% due 12/25/2036		148	146
0.336% due 08/25/2034		176	170
0.536% due 05/25/2042		189	189
0.626% due 05/25/2036		172	173
0.750% due 12/18/2013		30,300	30,307
0.866% due 02/25/2041		11,664	11,766
0.986% due 02/25/2036		720	721

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.250% due 03/14/2014	$10,100	$10,214
1.495% due 06/01/2043 - 09/01/2044	1,333	1,333
2.445% due 11/01/2024	14	14
2.534% due 05/25/2035	1,149	1,197
2.680% due 11/01/2034	2,221	2,342
4.500% due 04/01/2023 - 04/01/2024	12,510	13,298
4.558% due 12/01/2036	2,497	2,612
5.287% due 10/01/2035	794	852
5.375% due 04/11/2022	1,600	1,656
5.950% due 02/25/2044	214	216
6.000% due 03/09/2020	9,500	9,599
6.280% due 06/15/2027	1,000	1,024

Freddie Mac
0.146% due 03/21/2013	44,600	44,595
0.337% due 10/15/2020	2,325	2,322
0.417% due 02/15/2019	336	337
0.446% due 08/25/2031	95	92
0.537% due 12/15/2030	80	80
0.637% due 08/15/2033	11,923	11,969
1.484% due 10/25/2044	5,922	5,948
1.495% due 02/25/2045	1,809	1,787
2.489% due 01/01/2034	210	220
5.372% due 12/01/2035	556	598

Ginnie Mae
0.486% due 03/20/2037	12,246	12,204

NCUA Guaranteed Notes
0.640% due 10/07/2020	5,712	5,723
0.750% due 12/08/2020	6,577	6,616

Small Business Administration
5.902% due 02/10/2018	699	782
6.020% due 08/01/2028	2,329	2,615

Total U.S. Government Agencies (Cost $182,353)		183,717

U.S. TREASURY OBLIGATIONS 81.2%

Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016	16,910	17,291
0.625% due 04/15/2013	10,426	10,738
1.125% due 01/15/2021	31,762	32,976
1.250% due 04/15/2014	45,793	48,594
1.250% due 07/15/2020	10,311	10,904
1.375% due 01/15/2020	114,031	122,262
1.625% due 01/15/2015	43,689	47,393
1.625% due 01/15/2018	22,647	24,914
1.750% due 01/15/2028 (e)(g)(h)	124,767	130,693
1.875% due 07/15/2013	59,868	63,633
1.875% due 07/15/2015	52,838	58,275
1.875% due 07/15/2019	34,331	38,392
2.000% due 04/15/2012	143,447	146,618
2.000% due 01/15/2014	63,061	67,972
2.000% due 07/15/2014 (e)(h)	103,442	112,865
2.000% due 01/15/2016	96,849	107,646
2.000% due 01/15/2026	114,990	125,744
2.125% due 01/15/2019	16,338	18,563
2.125% due 02/15/2040	10,091	10,976
2.125% due 02/15/2041 (h)	83,728	90,910
2.375% due 01/15/2017	51,575	58,848
2.375% due 01/15/2025	119,130	137,000
2.375% due 01/15/2027 (e)(h)	96,044	109,558
2.500% due 07/15/2016	56,956	65,197
2.500% due 01/15/2029	53,208	61,888
2.625% due 07/15/2017	91,872	106,880
3.000% due 07/15/2012 (h)	91,753	95,767
3.375% due 01/15/2012	155,367	158,802
3.375% due 04/15/2032	1,267	1,677
3.625% due 04/15/2028 (h)	112,974	148,879
3.875% due 04/15/2029 (h)	137,157	188,076

Total U.S. Treasury Obligations (Cost $2,383,035)		2,419,931

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 8.5%

American General Mortgage Loan Trust
5.150% due 03/25/2058		$5,705	$5,885

American Home Mortgage Investment Trust
1.896% due 09/25/2045		724	596

Arran Residential Mortgages Funding PLC
2.620% due 05/16/2047	EUR	1,052	1,525
2.624% due 11/19/2047		13,700	19,878
2.874% due 11/19/2047		26,700	38,711

Banc of America Commercial Mortgage, Inc.
0.360% due 06/10/2049		$480	464
5.492% due 02/10/2051		420	450
5.802% due 06/10/2049		480	495

Banc of America Funding Corp.
2.785% due 02/20/2036		1,790	1,653
5.775% due 01/20/2047		865	577

Banc of America Large Loan, Inc.
0.697% due 08/15/2029		3,089	2,851
1.937% due 11/15/2015		9,461	8,785
5.672% due 02/17/2051		1,000	1,094
5.691% due 06/24/2050		1,600	1,757

Banc of America Mortgage Securities, Inc.
2.867% due 06/25/2035		356	304
2.881% due 02/25/2036		1,404	1,128
5.060% due 11/25/2034		259	235
6.500% due 09/25/2033		61	64

BCAP LLC Trust
5.250% due 08/26/2037		10,000	9,916
5.923% due 05/25/2037		2,400	1,880

Bear Stearns Adjustable Rate Mortgage Trust
2.340% due 08/25/2035		744	703
2.400% due 08/25/2035		572	531
2.560% due 10/25/2035		2,338	2,054
2.710% due 03/25/2035		1,022	962
2.731% due 03/25/2035		316	297
2.769% due 03/25/2035		981	767
3.113% due 01/25/2035		4,022	3,606
4.845% due 01/25/2035		1,044	939

Bear Stearns Alt-A Trust
2.897% due 03/25/2036		1,090	560
2.916% due 09/25/2035		3,450	2,515

Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036		3,154	2,026

Chase Mortgage Finance Corp.
2.787% due 02/25/2037		206	186

Chaseflex Trust
6.000% due 02/25/2037		977	750

Citigroup Commercial Mortgage Trust
5.886% due 12/10/2049		91	99

Citigroup Mortgage Loan Trust, Inc.
2.100% due 08/25/2035		87	82
2.370% due 08/25/2035		430	410
2.450% due 08/25/2035		445	388
2.660% due 12/25/2035		106	95
2.670% due 12/25/2035		2,246	2,088
5.661% due 09/25/2037		2,279	1,535

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		200	218

Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		2,370	2,388

Countrywide Alternative Loan Trust
0.356% due 05/25/2047		12,172	8,059
0.366% due 02/20/2047		990	519
0.366% due 05/25/2047		321	176
0.376% due 09/25/2046		11,427	6,275
0.466% due 12/25/2035		59	40

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.278% due 12/25/2035		$276	$172
6.000% due 01/25/2037		567	365

Countrywide Home Loan Mortgage Pass-Through Trust
0.526% due 06/25/2035		352	319
2.903% due 11/19/2033		83	82
5.471% due 05/20/2036		324	219
5.500% due 08/25/2035		1,412	1,346

Credit Suisse Mortgage Capital Certificates
5.467% due 09/18/2039		3,100	3,361

Deutsche ALT-A Securities, Inc.
0.286% due 10/25/2036		40	17

Deutsche Mortgage Securities, Inc.
1.441% due 06/28/2047		919	918

First Horizon Alternative Mortgage Securities
2.343% due 06/25/2034		554	498

First Horizon Asset Securities, Inc.
2.848% due 08/25/2035		1,285	1,080

Fosse Master Issuer PLC
1.619% due 10/18/2054		11,800	11,784

Granite Master Issuer PLC
0.226% due 12/20/2054		1,632	1,547
0.276% due 12/20/2054		343	325
0.286% due 12/20/2054		441	418

Granite Mortgages PLC
1.015% due 09/20/2044	GBP	647	999

Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046		$80	74
0.266% due 01/25/2047 (a)		591	556
0.406% due 06/25/2045		544	362
0.456% due 11/25/2045		298	184

GS Mortgage Securities Corp. II
1.142% due 03/06/2020		174	173
1.317% due 03/06/2020		1,500	1,473
4.592% due 08/10/2043		6,000	6,037

GSR Mortgage Loan Trust
2.790% due 09/25/2035		1,317	1,261
3.042% due 01/25/2035		737	658

Harborview Mortgage Loan Trust
0.406% due 05/19/2035		164	109
0.466% due 02/19/2036		327	193

Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	14,200	20,674

Indymac INDA Mortgage Loan Trust
5.067% due 11/25/2035		$2,180	1,836

Indymac Index Mortgage Loan Trust
2.664% due 12/25/2034		361	270

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		310	335
5.794% due 02/12/2051		1,300	1,412

JPMorgan Mortgage Trust
2.842% due 07/25/2035		1,679	1,622
2.968% due 07/25/2035		718	684
3.079% due 08/25/2035		796	648
3.141% due 08/25/2035		858	722
5.015% due 02/25/2035		1,751	1,743
5.433% due 09/25/2035		421	394
5.456% due 07/27/2037		1,741	1,464

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		225	243

MASTR Adjustable Rate Mortgages Trust
2.836% due 11/21/2034		700	672

Mellon Residential Funding Corp.
0.627% due 12/15/2030		439	406
0.887% due 11/15/2031		541	500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		$200	$216

Merrill Lynch Floating Trust
0.257% due 06/15/2022		30	30

Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		1,868	1,375
5.426% due 12/25/2035		851	741

MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035		757	653
1.191% due 10/25/2035		449	370
1.653% due 10/25/2035		2,290	2,052

Morgan Stanley Capital I
0.247% due 10/15/2020		154	150
6.074% due 06/11/2049		600	656

Morgan Stanley Mortgage Loan Trust
2.301% due 06/25/2036		1,289	1,215

Opteum Mortgage Acceptance Corp.
0.446% due 07/25/2035		121	113

Permanent Master Issuer PLC
2.617% due 07/15/2042	EUR	1,400	2,034

RBSCF Trust
6.213% due 12/16/2049		$2,500	2,736

Residential Accredit Loans, Inc.
0.486% due 08/25/2035		224	136

Securitized Asset Sales, Inc.
2.565% due 11/26/2023		5	5

Sequoia Mortgage Trust
0.386% due 07/20/2036		2,694	2,129
0.536% due 10/19/2026		173	155

Structured Adjustable Rate Mortgage Loan Trust
0.426% due 06/25/2035		146	121
1.695% due 01/25/2035		222	142
2.580% due 02/25/2034		388	362
2.638% due 08/25/2035		320	251
5.500% due 12/25/2034		1,735	1,608

Structured Asset Mortgage Investments, Inc.
0.376% due 06/25/2036		173	109
0.396% due 04/25/2036		717	440
0.436% due 07/19/2035		2,352	2,057
0.516% due 10/19/2034		159	142

Structured Asset Securities Corp.
0.236% due 05/25/2036		2	2
2.756% due 10/25/2035		193	156

Swan Trust
6.190% due 04/25/2041	AUD	709	766

Thornburg Mortgage Securities Trust
0.296% due 11/25/2046		$3,398	3,356
0.306% due 10/25/2046		962	957

Vornado DP LLC
4.004% due 09/13/2028		6,500	6,337

Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020		2,602	2,361
0.277% due 09/15/2021		4,945	4,771
5.088% due 08/15/2041		1,400	1,498
5.418% due 01/15/2045		410	445

WaMu Mortgage Pass-Through Certificates
0.446% due 11/25/2045		332	277
0.476% due 10/25/2045		2,018	1,665
1.008% due 01/25/2047		1,302	813
1.048% due 05/25/2047		741	498
1.088% due 12/25/2046		175	122
1.278% due 02/25/2046		267	202
1.478% due 11/25/2042		38	33
1.778% due 11/25/2046		189	140
2.859% due 07/25/2046		1,234	902
5.184% due 12/25/2035		489	456

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.523% due 08/25/2035		$787	$690
5.936% due 10/25/2036		1,372	1,278

Wells Fargo Mortgage-Backed Securities Trust
2.832% due 09/25/2034		252	251

Total Mortgage-Backed Securities (Cost $258,514)			252,645

ASSET-BACKED SECURITIES 6.2%

Access Group, Inc.
1.574% due 10/27/2025		11,658	11,786

ACE Securities Corp.
0.236% due 12/25/2036		28	27

AMMC CDO
0.482% due 05/03/2018		500	489

Aquilae CLO PLC
1.469% due 01/17/2023	EUR	3,407	4,630

ARES CLO Funds
0.477% due 03/12/2018		$2,044	1,996

Asset-Backed Funding Certificates
0.246% due 01/25/2037		19	19
0.536% due 06/25/2034		1,480	1,180

Babson CLO Ltd.
0.581% due 11/15/2016		2,024	1,977

Bear Stearns Asset-Backed Securities Trust
0.236% due 11/25/2036		13	13
0.516% due 01/25/2036		2	2
0.846% due 10/25/2032		25	23

Carrington Mortgage Loan Trust
0.236% due 01/25/2037		122	120

Citibank Omni Master Trust
2.287% due 05/16/2016		10,400	10,527
2.937% due 08/15/2018		6,500	6,839

Citigroup Mortgage Loan Trust, Inc.
0.266% due 01/25/2037		383	279

College Loan Corp. Trust
0.524% due 01/25/2024		800	804

Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		112	120

Countrywide Asset-Backed Certificates
0.236% due 06/25/2047		104	103
0.256% due 06/25/2047		149	148
0.366% due 07/25/2036		4,978	4,280
0.436% due 04/25/2036		376	332

Credit-Based Asset Servicing & Securitization LLC
0.246% due 11/25/2036		203	162

Cumberland CLO Ltd.
0.517% due 11/10/2019		4,519	4,343

Duane Street CLO
0.518% due 11/08/2017		1,456	1,407

Equity One ABS, Inc.
0.486% due 04/25/2034		93	71

First CLO Ltd.
0.558% due 12/14/2016		1,364	1,330

First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036		52	51
0.526% due 11/25/2035		23,749	20,587
0.566% due 09/25/2035		14,835	13,840

Ford Credit Auto Owner Trust
1.607% due 06/15/2012		521	522

GSAMP Trust
0.256% due 12/25/2036		171	118

Harbourmaster CLO Ltd.
1.731% due 06/15/2020	EUR	714	984

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harvest CLO S.A.
2.003% due 03/29/2017	EUR	544	$753

HSBC Home Equity Loan Trust
0.336% due 03/20/2036		$2,419	2,225

HSI Asset Securitization Corp. Trust
0.236% due 10/25/2036		19	14
0.236% due 12/25/2036		83	80

Illinois Student Assistance Commission
0.754% due 04/25/2017		1,668	1,668

JPMorgan Mortgage Acquisition Corp.
0.236% due 10/25/2036		210	206

Katonah Ltd.
0.566% due 09/20/2016		3,878	3,783

Landmark CDO Ltd.
0.554% due 06/01/2017		6,407	6,192

Magi Funding PLC
1.835% due 04/11/2021	EUR	2,231	3,025

Magnolia Funding Ltd.
3.000% due 04/20/2017		958	1,400

Merrill Lynch Mortgage Investors, Inc.
0.256% due 07/25/2037		$16	15
0.266% due 09/25/2037		31	8
0.306% due 02/25/2037		618	332

Morgan Stanley IXIS Real Estate Capital Trust
0.236% due 11/25/2036		16	5

Nationstar Home Equity Loan Trust
0.306% due 04/25/2037		125	123

Nautique Funding Ltd.
0.528% due 04/15/2020		962	900

Navigare Funding CLO Ltd.
0.520% due 05/20/2019		700	681

Navigator CDO Ltd.
1.111% due 11/15/2015		339	330

Nelnet Student Loan Trust
0.974% due 07/25/2018		1,365	1,372

NYLIM Flatiron CLO Ltd.
0.488% due 08/08/2020		600	567

Pacifica CDO Ltd.
0.611% due 02/15/2017		9,069	8,874

Park Place Securities, Inc.
0.446% due 09/25/2035		31	28

Penta CLO S.A.
1.934% due 06/04/2024	EUR	3,970	5,263

Racers
0.476% due 07/25/2017		$1,388	1,360

Renaissance Home Equity Loan Trust
0.946% due 12/25/2032		65	47

Securitized Asset-Backed Receivables LLC Trust
0.246% due 12/25/2036		428	137

SLM Student Loan Trust
0.314% due 04/25/2019		8,800	8,527
0.384% due 04/25/2017		192	192
0.724% due 01/25/2017		1,500	1,503
1.429% due 10/25/2023	EUR	3,900	5,305
1.774% due 04/25/2023		$18,604	19,226
1.837% due 12/15/2017		2,752	2,771

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.350% due 04/15/2039		$5,729	$5,744
4.500% due 11/16/2043		8,829	8,517

Soundview Home Equity Loan Trust
0.246% due 11/25/2036		69	22
0.986% due 10/25/2037		57	56

Structured Asset Securities Corp.
0.236% due 10/25/2036		16	16
1.694% due 04/25/2035		800	644

Symphony CLO Ltd.
0.501% due 05/15/2019		3,100	2,936
See Accompanying Notes

WaMu Asset-Backed Certificates
0.236% due 01/25/2037		42	41

Wind River CLO Ltd.
0.576% due 12/19/2016		769	743

Wood Street CLO BV
1.763% due 03/29/2021	EUR	788	1,089

Total Asset-Backed Securities (Cost $182,637)			185,829

SOVEREIGN ISSUES 6.8%

Australia Government CPI Linked Bond
2.500% due 09/20/2030 (c)	AUD	2,200	2,393
3.000% due 09/20/2025 (c)		11,400	13,631
4.000% due 08/20/2020 (c)		4,500	8,084

Canada Government Bond
2.750% due 09/01/2016	CAD	9,600	10,129

Colombia Government International Bond
10.000% due 01/23/2012		$350	367

Export-Import Bank of Korea
0.523% due 10/04/2011		1,600	1,600

Instituto de Credito Oficial
3.276% due 03/25/2014	EUR	18,900	27,252

Italy Buoni Poliennali Del Tesoro Inflation Linked Bond
2.100% due 09/15/2016 (c)		11,116	15,981
2.100% due 09/15/2021 (c)		39,583	53,718
2.350% due 09/15/2019 (c)		10,324	14,642
2.600% due 09/15/2023 (c)		3,622	5,100

Italy Certificati Di Credito Del Tesoro/CCTS-eu
2.426% due 10/15/2017		13,700	19,120

New South Wales Treasury Corp.
2.750% due 11/20/2025 (c)	AUD	8,800	10,172

Societe Financement de l'Economie Francaise
0.476% due 07/16/2012		$19,200	19,263
2.125% due 01/30/2012		700	707

Total Sovereign Issues (Cost $195,440)			202,159

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Wells Fargo & Co.
7.500% due 12/31/2049		800	848

Total Convertible Preferred Securities (Cost $800)			848

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.0%

CERTIFICATES OF DEPOSIT 1.7%

Banco Bradesco S.A.
0.000% due 03/23/2012	$13,400	$13,345

Banco Do Brasil S.A.
0.000% due 11/15/2011	3,500	3,513

Barclays Bank PLC
1.345% due 12/16/2011	20,800	20,895

Itau Unibanco S.A.
0.000% due 09/26/2011	13,400	13,364

		51,117

REPURCHASE AGREEMENTS 0.2%

Morgan Stanley & Co., Inc.
0.010% due 07/01/2011	1,000	1,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 02/28/2013 valued at $1,023. Repurchase proceeds are $1,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2011	4,087	4,087
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $4,170. Repurchase proceeds are $4,087.)

		5,087

SHORT-TERM NOTES 0.0%

Banco Santander Brasil S.A.
2.596% due 12/28/2011	800	793

U.S. TREASURY BILLS 0.1%
0.044% due 07/28/2011 - 10/20/2011 (b)(e)(f)	3,710	3,710

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.0%
	13,740	138

Total Short-Term Instruments (Cost $60,591)		60,845

PURCHASED OPTIONS (j) 0.0%
(Cost $647)		972

Total Investments 141.4% (Cost $4,159,855)		$4,216,850

Written Options (k) (0.1%) (Premiums $6,718)		(4,541)

Other Assets and Liabilities (Net) (41.3%)		(1,230,903)

Net Assets 100.0%		$2,981,406

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $3,576 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	Securities with an aggregate market value of $1,150 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.
(g)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $9,663 at a weighted average interest rate of -0.214%. On June 30, 2011, securities valued at $29,468 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $2,245 and cash of $5 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2012	67	$98
90-Day Euribor June Futures	Long	06/2012	100	97
90-Day Euribor March Futures	Long	03/2013	67	101
90-Day Euribor September Futures	Long	09/2012	67	89
90-Day Eurodollar December Futures	Long	12/2011	289	106
90-Day Eurodollar December Futures	Long	12/2012	237	(16)
90-Day Eurodollar June Futures	Long	06/2012	241	180
90-Day Eurodollar March Futures	Long	03/2012	801	632
90-Day Eurodollar March Futures	Long	03/2013	185	(105)
90-Day Eurodollar September Futures	Long	09/2011	576	126
90-Day Eurodollar September Futures	Long	09/2012	226	124
Euro-Bobl September Futures	Long	09/2011	45	23

				$1,455

(i)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Cadbury Holdings Ltd.	BOA	(0.460%	)	12/20/2013	0.243%	$	1,300	$(7)	$0	$(7)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.813%		300	4	0	4
DISH DBS Corp.	BOA	(3.650%	)	12/20/2013	1.801%		3,500	(161)	0	(161)
DISH DBS Corp.	CITI	(3.650%	)	12/20/2013	1.801%		1,500	(69)	0	(69)
HCP, Inc.	GSC	(2.910%	)	03/20/2018	1.378%		3,000	(281)	0	(281)
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	2.771%		400	(20)	(13)	(7)
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	3.019%		900	30	0	30
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	1.388%		1,000	(1)	0	(1)
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.814%		2,000	(2)	0	(2)
Marsh & McLennan Cos., Inc.	DUB	(0.600%	)	09/20/2015	0.814%		2,000	17	0	17
Masco Corp.	CITI	(1.910%	)	12/20/2016	3.016%		1,500	79	0	79
Rexam PLC	BCLY	(1.450%	)	06/20/2013	0.456%		1,200	(24)	0	(24)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	1.853%		1,000	22	0	22
UST LLC	BOA	(0.340%	)	09/20/2012	0.114%		2,500	(7)	0	(7)
Xstrata Canada Corp.	BOA	(0.910%	)	06/20/2012	0.226%		1,000	(7)	0	(7)

								$(427)	$(13)	$(414)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	JPM	1.000%	03/20/2018	2.190%	$	1,100	$(77)	$(62)	$(15)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.938%		2,600	7	(31)	38
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.469%		6,000	(215)	(199)	(16)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	0.938%		1,000	3	(14)	17
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.938%		600	1	(7)	8
Brazil Government International Bond	RBS	1.000%	06/20/2015	0.938%		1,000	3	(19)	22
France Government Bond	BCLY	0.250%	12/20/2015	0.700%		500	(10)	(10)	0
France Government Bond	BOA	0.250%	12/20/2015	0.700%		6,500	(126)	(161)	35
France Government Bond	CITI	0.250%	06/20/2015	0.624%		2,900	(42)	(69)	27
France Government Bond	CITI	0.250%	12/20/2015	0.700%		2,600	(51)	(72)	21
France Government Bond	DUB	0.250%	06/20/2015	0.624%		2,700	(40)	(89)	49
France Government Bond	JPM	0.250%	06/20/2015	0.624%		2,400	(35)	(85)	50
France Government Bond	JPM	0.250%	12/20/2015	0.700%		2,600	(50)	(52)	2
France Government Bond	RBS	0.250%	12/20/2015	0.700%		1,500	(29)	(29)	0
Japan Government International Bond	BOA	1.000%	12/20/2015	0.792%		5,500	51	123	(72)
Japan Government International Bond	DUB	1.000%	12/20/2015	0.792%		400	3	8	(5)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.792%		3,300	31	69	(38)
Japan Government International Bond	HSBC	1.000%	06/20/2016	0.867%		13,300	89	(6)	95
Japan Government International Bond	JPM	1.000%	12/20/2015	0.792%		2,300	21	47	(26)

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Japan Government International Bond	RBS	1.000%	12/20/2015	0.792%	$	2,300	$22	$52	$(30)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%		700	3	(9)	12
Spain Government International Bond	GSC	1.000%	03/20/2016	2.571%		1,200	(79)	(68)	(11)
United Kingdom Gilt	BNP	1.000%	06/20/2016	0.590%		4,600	92	104	(12)
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.478%		3,600	74	29	45
United Kingdom Gilt	CSFB	1.000%	12/20/2015	0.534%		5,100	105	120	(15)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.478%		1,600	33	8	25
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.534%		2,500	52	58	(6)

							$(164)	$(364)	$200

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	$	16,600	$2,044	$2,205	$(161)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		3,100	382	460	(78)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		9,200	1,133	1,288	(155)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015		7,200	887	1,015	(128)
CDX.EM-14 5-Year Index	RBS	5.000%	12/20/2015		2,000	246	275	(29)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015		3,900	480	550	(70)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016		2,400	318	324	(6)
CDX.IG-16 5-Year Index	GSC	1.000%	06/20/2016		5,100	20	10	10

						$5,510	$6,127	$(617)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	12,500	$(305)	$(222)	$(83)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		18,400	(209)	(5)	(204)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		14,400	(126)	(125)	(1)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		9,000	(27)	0	(27)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		32,900	(87)	(23)	(64)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		56,900	525	77	448
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		19,000	76	(14)	90
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		2,400	45	20	25
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		8,500	278	(35)	313
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		5,200	170	(15)	185
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		400	27	3	24
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		2,200	147	4	143
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		9,900	34	(47)	81
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		37,100	150	19	131
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		11,500	46	16	30
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		9,600	49	0	49
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		10,900	73	(29)	102
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		3,600	29	15	14
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		16,700	167	65	102
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY	$	10,400	(348)	62	(410)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		17,800	(595)	612	(1,207)

							$119	$378	$(259)

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(j)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$	61,100	$207	$320
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012		37,500	91	91
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012		106,900	349	561

								$647	$972

(k)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	120	$26	$(27)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	87	30	(19)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	57	19	(24)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	57	26	(5)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	113	73	(8)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	113	53	(88)

				$227	$(171)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$	122,200	$217	$(71)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		37,500	214	(222)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012		213,800	362	(125)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		8,600	59	(45)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		4,100	26	(22)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		172,100	1,381	(906)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		4,600	40	(18)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		29,400	295	(112)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		24,800	282	(95)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		15,000	168	(57)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		19,600	180	(75)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		29,200	324	(112)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011		11,900	23	(18)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011		11,900	49	(28)
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.000%	08/24/2011		22,400	124	(76)
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	3.750%	08/24/2011		22,400	124	(72)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		41,400	286	(249)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011		41,400	468	(362)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		3,700	24	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		6,300	43	0

								$4,689	$(2,665)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	$	9,100	$20	$(20)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011		9,100	37	(5)
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	09/21/2011		2,100	8	(5)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	09/21/2011		2,100	10	(1)
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011		1,500	8	(1)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	09/21/2011		4,500	20	(5)

							$103	$(37)

Foreign Currency Options
Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC AUD versus USD	UBS	$0.998	08/18/2011	AUD	16,400	$149	$(47)

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$	16,800	$89	$(109)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		16,400	83	(106)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011		35,200	391	(571)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011		40,400	439	(662)

						$1,002	$(1,448)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$18,900	$160	$(51)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	33,400	298	(93)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	4,400	57	(13)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	4,400	33	(16)

						$548	$(173)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premium
Balance at 12/31/2010	2,468	$560,100	AUD	0	EUR	16,600	$5,979
Sales	1,664	666,500		16,400		0	3,097
Closing Buys	(3,585)	(176,800)		0		(16,600)	(2,307)
Expirations	0	0		0		0	0
Exercised	0	(9,200)		0		0	(51)

Balance at 06/30/2011	547	$1,040,600	AUD	16,400	EUR	0	$6,718

(l)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	7,934	07/2011	DUB	$0	$(216)	$(216)
Sell	BRL	22,579	08/2011	BCLY	0	(252)	(252)
Buy		22,579	08/2011	UBS	406	0	406
Buy		22,579	09/2011	BCLY	247	0	247
Buy	CAD	9,307	09/2011	DUB	184	0	184
Buy		3,802	09/2011	RBC	79	0	79
Buy	CNY	10,465	11/2011	BCLY	11	(1)	10
Buy		9,336	11/2011	JPM	0	(3)	(3)
Buy		7,103	11/2011	RBS	5	0	5
Buy		12,000	02/2012	DUB	17	0	17
Buy		33,446	02/2012	JPM	75	0	75
Sell	EUR	4,550	07/2011	JPM	0	(17)	(17)
Sell		50	07/2011	UBS	0	0	0
Sell		242,713	09/2011	BNP	0	(4,499)	(4,499)
Sell	GBP	732	09/2011	UBS	28	0	28
Buy	IDR	42,917,600	10/2011	CITI	308	0	308
Buy		19,055,000	10/2011	GSC	137	0	137
Buy		14,251,200	01/2012	CITI	54	0	54
Buy	INR	66,911	08/2011	BCLY	13	0	13
Buy		137,000	08/2011	DUB	126	0	126
Buy		353,000	08/2011	HSBC	302	0	302
Buy		213,252	08/2011	JPM	129	0	129
Buy		540,738	08/2011	RBS	427	0	427
Sell	JPY	675,822	07/2011	JPM	0	(327)	(327)
Buy	KRW	17,135,942	08/2011	CITI	284	0	284
Buy		18,000,000	08/2011	JPM	477	0	477
Buy	MXN	43,652	07/2011	CITI	28	0	28
Buy		80,889	07/2011	HSBC	167	0	167
Buy		44,605	07/2011	MSC	119	0	119
Sell		169,146	07/2011	MSC	0	(58)	(58)
Buy		169,146	11/2011	MSC	69	0	69
Buy	MYR	11,757	08/2011	BCLY	96	0	96
Buy		10,870	08/2011	CITI	81	0	81
Buy		3,099	08/2011	HSBC	21	0	21
Buy		1,800	08/2011	JPM	13	0	13

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MYR	2,886	11/2011	CITI	$0	$(15)	$(15)
Buy	PHP	258,978	11/2011	BCLY	117	0	117
Buy		82,700	11/2011	CITI	36	0	36
Buy		94,700	03/2012	CITI	0	(9)	(9)
Buy		307,798	03/2012	JPM	0	(16)	(16)
Buy	SGD	600	09/2011	BCLY	19	0	19
Buy		1,300	09/2011	CITI	42	0	42
Buy		5,400	09/2011	DUB	32	0	32
Buy		2,000	09/2011	GSC	4	0	4
Buy		3,734	09/2011	JPM	57	0	57
Buy		4,400	09/2011	RBS	75	0	75
Buy		1,400	09/2011	UBS	0	0	0
Buy		1,386	12/2011	CITI	29	0	29

					$4,314	$(5,413)	$(1,099)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$15,240	$0	$15,240
Corporate Bonds & Notes
Banking & Finance	0	801,555	695	802,250
Industrials	0	80,320	0	80,320
Utilities	0	2,665	0	2,665
Municipal Bonds & Notes
California	0	439	0	439
North Carolina	0	7,286	0	7,286
Ohio	0	668	0	668
Rhode Island	0	268	0	268
West Virginia	0	768	0	768
U.S. Government Agencies	0	171,378	12,339	183,717
U.S. Treasury Obligations	0	2,419,931	0	2,419,931
Mortgage-Backed Securities	0	240,849	11,796	252,645
Asset-Backed Securities	0	180,215	5,614	185,829
Sovereign Issues	0	202,159	0	202,159
Convertible Preferred Securities
Banking & Finance	848	0	0	848
Short-Term Instruments
Certificates of Deposit	0	51,117	0	51,117
Repurchase Agreements	0	5,087	0	5,087
Short-Term Notes	0	793	0	793
U.S. Treasury Bills	0	3,710	0	3,710

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
PIMCO Short-Term Floating NAV Portfolio	$138	$0	$0	$138
Purchased Options
Interest Rate Contracts	0	972	0	972

	$986	$4,185,420	$30,444	$4,216,850

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	608	0	608
Foreign Exchange Contracts	0	4,314	0	4,314
Interest Rate Contracts	1,576	1,737	0	3,313
	$1,576	$6,659	$0	$8,235

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,476)	0	(1,476)
Foreign Exchange Contracts	0	(5,460)	0	(5,460)
Interest Rate Contracts	(121)	(4,832)	(1,621)	(6,574)
	$(121)	$(11,768)	$(1,621)	$(13,510)

Totals	$2,441	$4,180,311	$28,823	$4,211,575

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$696	$0	$0	$0	$0	$(1)	$0	$0	$695	$(1)
U.S. Government Agencies	25,676	(12,596)	(821)	0	0	80	0	0	12,339	76
Mortgage-Backed Securities	4,969	11,718	(3,300)	0	17	134	0	(1,742)	11,796	78
Asset-Backed Securities	21,415	2,994	(1,496)	80	32	1,171	0	(18,582)	5,614	56
Short-Term Instruments
Short-Term Notes	780	0	0	10	0	3	0	(793)	0	0

	$53,536	$2,116	$(5,617)	$90	$49	$1,387	$0	$(21,117)	$30,444	$209

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(2,148)	$0	$0	$0	$0	$527	$0	$0	$(1,621)	$527

Totals	$51,388	$2,116	$(5,617)	$90	$49	$1,914	$0	$(21,117)	$28,823	$736

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.

See Accompanying Notes	Semiannual Report	June 30, 2011	19

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$972	$972
Variation margin receivable(2)	0	0	0	0	206	206
Unrealized appreciation on foreign currency contracts	0	0	0	4,314	0	4,314
Unrealized appreciation on swap agreements	0	608	0	0	1,737	2,345

	$0	$608	$0	$4,314	$2,915	$7,837

Liabilities:
Written options outstanding	$0	$37	$0	$47	$4,457	$4,541
Variation margin payable(2)	0	0	0	0	223	223
Unrealized depreciation on foreign currency contracts	0	0	0	5,413	0	5,413
Unrealized depreciation on swap agreements	0	1,439	0	0	1,996	3,435

	$0	$1,476	$0	$5,460	$6,676	$13,612

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$1,425	$0	$0	$184	$1,609
Net realized (loss) on foreign currency transactions	0	0	0	(4,815)	0	(4,815)

	$0	$1,425	$0	$(4,815)	$184	$(3,206)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$172	$172
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	(575)	0	102	4,044	3,571
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(2,960)	0	(2,960)

	$0	$(575)	$0	$(2,858)	$4,216	$783

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $1,455 as reported in the Notes to Schedule of Investments.

20	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(o)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$216	$0	$216
BNP	(4,398)	1,760	(2,638)
BOA	(415)	460	45
CITI	2,621	(2,300)	321
CSFB	(49)	0	(49)
DUB	339	(300)	39
GSC	(604)	800	196
HSBC	1,225	(1,090)	135
JPM	1,202	(1,030)	172
MLP	425	(250)	175
MSC	(951)	557	(394)
RBC	79	(30)	49
RBS	121	(300)	(179)
UBS	730	(420)	310

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	June 30, 2011	21

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3).

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio.

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. For a Portfolio with income linked to inflation, writing inflation-capped options provides additional income and hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future. The Portfolio may enter into credit default swaption agreements to earn income on the premiums or to hedge exposure to the credit risk of an investment without making a commitment to the underlying contract.

Semiannual Report	June 30, 2011	25

Notes to Financial Statements (Cont.)

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. A foreign currency option will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A short straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The short straddle profits when the underlying security price has little volatility before the expiration date. A long straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The long straddle profits when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit

26	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement.

Semiannual Report	June 30, 2011	27

Notes to Financial Statements (Cont.)

United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

28	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation	Market Value 06/30/2011	Dividend Income
$433,411	$517,669	$(951,000)	$ 31	$27	$138	$69

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$6,159,336	$6,010,142	$702,882	$202,484

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,336	$17,835	2,296	$29,878
Administrative Class	31,673	424,605	67,379	876,739
Advisor Class	9,682	129,853	11,997	158,364
Issued as reinvestment of distributions
Institutional Class	119	1,608	182	2,377
Administrative Class	2,661	35,948	3,747	48,874
Advisor Class	255	3,450	186	2,435
Cost of shares redeemed
Institutional Class	(932)	(12,330)	(3,026)	(38,475)
Administrative Class	(20,037)	(267,556)	(37,099)	(481,277)
Advisor Class	(1,082)	(14,374)	(1,356)	(17,644)
Net increase resulting from Portfolio share transactions	23,675	$319,039	44,306	$581,271

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Institutional Class	4	95
Administrative Class	5	65
Advisor Class	3	82

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Semiannual Report	June 30, 2011	29

Notes to Financial Statements (Cont.)

June 30, 2011 (Unaudited)

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$73,695	$ (16,700)	$56,995

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

30	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	MYR	Malaysian Ringgit
CAD	Canadian Dollar	INR	Indian Rupee	PHP	Philippine Peso
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
EUR	Euro	KRW	South Korean Won	USD	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate

Semiannual Report	June 30, 2011	31

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS57_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Real Return Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and after asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	57.4%
Corporate Bonds & Notes	21.0%
Mortgage-Backed Securities	6.0%
Sovereign Issues	4.8%
Short-Term Instruments	1.4%
Other	9.4%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011

	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Real Return Portfolio Institutional Class	5.18%	7.86%	7.30%	7.48%	8.13%
Barclays Capital U.S. TIPS Index±	5.81%	7.74%	6.91%	6.95%	7.53%	**

All Portfolio returns are net of fees and expenses

* Cumulative return

** Average annual total return since 03/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.51% for Institutional Class shares.

± Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,051.81	$1,022.32
Expenses Paid During Period†	$2.54	$2.51
Net Annualized Expense Ratio	0.50%	0.50%

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns during the first half of 2011 given strong inflation accruals amid higher commodity prices in the first quarter of 2011 and the decrease in longer-term real yields as economic growth prospects continued to wane in the second quarter of 2011.

»

An emphasis on nominal duration (or sensitivity to changes in market interest rates) relative to U.S. TIPS duration detracted from returns as breakeven inflation levels widened during the reporting period.

»	Exposure to Australian real duration contributed to performance as Australian real yields declined during the reporting period.

»	A front-end focus on the U.S. Treasury yield curve benefited performance as short-term interest rates decreased during the reporting period.

»

Exposure to a basket of currencies, including select emerging markets currencies and the Australian dollar, added to returns as these currencies appreciated against the U.S. dollar during the reporting period.

»	Modest exposure to Italian inflation-linked bonds during the second quarter of 2011 detracted from returns as Italian real yields rose during that period.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Real Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Institutional Class
Net asset value beginning of year or period	$13.14		$12.44	$11.26	$12.57	$11.93	$12.69
Net investment income (a)	0.21		0.22	0.43	0.46	0.58	0.54
Net realized/unrealized gain (loss) on investments	0.47		0.81	1.63	(1.29)	0.67	(0.42)
Total income (loss) from investment operations	0.68		1.03	2.06	(0.83)	1.25	0.12
Dividends from net investment income	(0.21)		(0.21)	(0.40)	(0.46)	(0.58)	(0.55)
Distributions from net realized capital gains	0.00		(0.12)	(0.48)	(0.02)	(0.03)	(0.33)
Total distributions	(0.21)		(0.33)	(0.88)	(0.48)	(0.61)	(0.88)
Net asset value end of year or period	$13.61		$13.14	$12.44	$11.26	$12.57	$11.93
Total return	5.18%		8.27%	18.54%	(6.89)%	10.80%	0.86%
Net assets end of year or period (000s)	$109,942		$99,287	$100,808	$67,953	$43,300	$45,852
Ratio of expenses to average net assets	0.50	%*	0.51%	0.57%	0.57%	0.50%	0.50%
Ratio of expenses to average net assets excluding interest expense	0.50	%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	3.17	%*	1.68%	3.49%	3.75%	4.84%	4.38%
Portfolio turnover rate	153	%**	489%**	689%	1,014%	901%	963%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$4,211,625
Investments in Affiliates, at value	138
Repurchase agreements, at value	5,087
Cash	64
Deposits with counterparty	5
Foreign currency, at value	1,137
Receivable for investments sold	24,648
Receivable for investments sold on a delayed-delivery basis	89,088
Receivable for Portfolio shares sold	7,021
Interest and dividends receivable	22,482
Dividends receivable from Affiliates	1
Variation margin receivable	206
Swap premiums paid	7,642
Unrealized appreciation on foreign currency contracts	4,314
Unrealized appreciation on swap agreements	2,345
4,375,803

Liabilities:
Payable for reverse repurchase agreements	$29,445
Payable for investments purchased	7,764
Payable for investments in Affiliates purchased	1
Payable for investments purchased on a delayed-delivery basis	1,315,901
Payable for Portfolio shares redeemed	11,253
Written options outstanding	4,541
Deposits from counterparty	5,001
Accrued related party fees	1,536
Variation margin payable	223
Swap premiums received	1,514
Unrealized depreciation on foreign currency contracts	5,413
Unrealized depreciation on swap agreements	3,435
Other liabilities	8,370
1,394,397

Net Assets	$2,981,406

Net Assets Consist of:
Paid in capital	$2,824,525
Undistributed net investment income	22,748
Accumulated undistributed net realized gain	84,023
Net unrealized appreciation	50,110
$2,981,406

Net Assets:
Institutional Class	$109,942
Administrative Class	2,569,707
Advisor Class	301,757

Shares Issued and Outstanding:
Institutional Class	8,079
Administrative Class	188,839
Advisor Class	22,175

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$13.61
Administrative Class	13.61
Advisor Class	13.61

Cost of Investments	$4,154,630
Cost of Investments in Affiliates	$138
Cost of Repurchase Agreements	$5,087
Cost of Foreign Currency Held	$1,111
Premiums Received on Written Options	$6,718

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$49,590
Dividends	30
Dividends from Affiliate investments	69
Miscellaneous income	1
Total Income	49,690

Expenses:
Investment advisory fees	3,343
Supervisory and administrative fees	3,343
Servicing fees – Administrative Class	1,764
Distribution and/or servicing fees – Advisor Class	277
Trustees’ fees	21
Interest expense	10
Miscellaneous expense	2
Total Expenses	8,760

Net Investment Income	40,930

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	33,069
Net realized gain on Affiliate investments	31
Net realized gain on futures contracts, written options and swaps	1,609
Net realized (loss) on foreign currency transactions	(4,224)
Net change in unrealized appreciation on investments	63,552
Net change in unrealized appreciation on Affiliate investments	26
Net change in unrealized appreciation on futures contracts, written options and swaps	3,571
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,929)
Net Gain	94,705

Net Increase in Net Assets Resulting from Operations	$135,635

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$40,930	$34,082
Net realized gain	30,454	140,838
Net realized gain on Affiliate investments	31	104
Net change in unrealized appreciation (depreciation)	64,194	(14,466)
Net change in unrealized appreciation (depreciation) on Affiliate investments	26	(26)
Net increase resulting from operations	135,635	160,532

Distributions to Shareholders:
From net investment income
Institutional Class	(1,607)	(1,485)
Administrative Class	(35,948)	(29,202)
Advisor Class	(3,450)	(1,000)
From net realized capital gains
Institutional Class	0	(892)
Administrative Class	0	(19,672)
Advisor Class	0	(1,435)

Total Distributions	(41,005)	(53,686)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	319,039	581,271

Total Increase in Net Assets	413,669	688,117

Net Assets:
Beginning of period	2,567,737	1,879,620
End of period*	$2,981,406	$2,567,737

*Including undistributed net investment income of:	$22,748	$22,823

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Real Return Portfolio

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%

International Lease Finance Corp.
6.750% due 02/23/2015		$1,000	$1,004
7.000% due 03/17/2016		5,900	5,940

NRG Energy, Inc.
3.500% due 07/01/2018		7,000	7,010

Vodafone Group PLC
6.875% due 08/11/2015		1,200	1,242
6.875% due 08/17/2015		42	44

Total Bank Loan Obligations (Cost $15,009)			15,240

CORPORATE BONDS & NOTES 29.7%

BANKING & FINANCE 26.9%

Achmea Hypotheekbank NV
3.200% due 11/03/2014		5,700	5,985

Ally Financial, Inc.
3.466% due 02/11/2014		15,400	15,144
3.646% due 06/20/2014		1,400	1,370
6.625% due 05/15/2012		2,000	2,048
6.750% due 12/01/2014		1,600	1,678
6.875% due 09/15/2011		3,100	3,127
8.300% due 02/12/2015		900	1,008

American Express Bank FSB
0.316% due 05/29/2012		1,480	1,477

American Express Centurion Bank
0.340% due 06/12/2012		2,100	2,096

American Express Co.
7.250% due 05/20/2014		5,700	6,521

American Express Credit Corp.
0.306% due 02/24/2012		2,700	2,698
5.875% due 05/02/2013		300	323

American International Group, Inc.
5.850% due 01/16/2018		1,300	1,363
8.175% due 05/15/2068		4,900	5,372
8.250% due 08/15/2018		1,600	1,838

ANZ National International Ltd.
0.700% due 08/19/2014		4,000	4,028
6.200% due 07/19/2013		3,200	3,488

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		5,100	5,208

Banco Santander Brasil S.A.
2.346% due 03/18/2014		7,100	7,142

Bank of Montreal
2.850% due 06/09/2015		7,900	8,189

Barclays Bank PLC
6.050% due 12/04/2017		2,300	2,437
7.434% due 09/29/2049		700	719

BBVA Bancomer S.A.
6.500% due 03/10/2021		5,400	5,535

BPCE S.A.
2.375% due 10/04/2013		7,900	8,033

Citigroup, Inc.
1.111% due 02/15/2013		35,100	34,980
1.575% due 03/05/2014	EUR	2,100	2,960
2.262% due 08/13/2013		$1,000	1,019
5.250% due 02/27/2012		3,200	3,293
5.300% due 10/17/2012		1,000	1,050
6.000% due 12/13/2013		6,599	7,177
6.400% due 03/27/2013	EUR	5,000	7,642

Commonwealth Bank of Australia
0.525% due 09/17/2014		$4,900	4,908
0.705% due 07/12/2013		26,600	26,601
0.746% due 06/25/2014		7,100	7,157

Countrywide Financial Corp.
5.800% due 06/07/2012		1,500	1,565

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse
1.241% due 01/14/2014		$31,400	$31,549

DanFin Funding Ltd.
0.976% due 07/16/2013		8,300	8,302

Danske Bank A/S
1.331% due 04/14/2014		13,700	13,711

Dexia Credit Local
0.652% due 03/05/2013		4,500	4,490

Dexia Credit Local S.A.
0.753% due 04/29/2014		27,000	26,918
0.896% due 09/23/2011		2,500	2,503

FIH Erhvervsbank A/S
2.000% due 06/12/2013		1,200	1,227

Ford Motor Credit Co. LLC
3.033% due 01/13/2012		1,400	1,404
7.000% due 10/01/2013		6,100	6,533
7.250% due 10/25/2011		3,200	3,248
7.500% due 08/01/2012		2,446	2,562
7.800% due 06/01/2012		5,800	6,067
8.000% due 06/01/2014		3,400	3,731

General Electric Capital Corp.
0.246% due 09/21/2012		30,900	30,944
0.246% due 12/21/2012		54,100	54,168

Goldman Sachs Group, Inc.
1.720% due 11/15/2014	EUR	8,100	11,407

HCP, Inc.
6.700% due 01/30/2018		$3,000	3,357

HSBC Bank PLC
1.076% due 01/17/2014		9,500	9,557

HSBC Finance Corp.
0.528% due 01/15/2014		4,600	4,528
0.625% due 07/19/2012		800	800
1.787% due 04/05/2013	EUR	2,100	3,015

Hyundai Capital Services, Inc.
4.375% due 07/27/2016		$4,900	5,028

ICICI Bank Ltd.
2.007% due 02/24/2014		3,700	3,680

ING Bank Australia Ltd.
5.668% due 06/24/2014	AUD	800	864

ING Bank NV
0.913% due 01/13/2012		$13,200	13,225
1.046% due 03/30/2012		22,400	22,492
1.596% due 10/18/2013		6,900	6,962

International Lease Finance Corp.
5.625% due 09/20/2013		1,600	1,630
6.375% due 03/25/2013		1,000	1,035
6.500% due 09/01/2014		1,400	1,491
6.625% due 11/15/2013		900	936
6.750% due 09/01/2016		1,200	1,284
7.125% due 09/01/2018		2,500	2,688

LeasePlan Corp. NV
3.000% due 05/07/2012		5,000	5,112

Lehman Brothers Holdings, Inc.
5.125% due 06/27/2014 (a)	EUR	1,750	615
6.875% due 05/02/2018 (a)		$1,900	520
7.000% due 09/27/2027 (a)		100	27

Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	1,061

Macquarie Bank Ltd.
2.600% due 01/20/2012		1,300	1,316
4.100% due 12/17/2013		9,000	9,684

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		4,000	4,398

Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		$1,000	998
1.621% due 01/31/2014	EUR	7,100	10,068

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.699% due 08/09/2013	EUR	2,700	$3,846
2.276% due 09/27/2012		900	1,280
6.050% due 08/15/2012		$14,800	15,583

Metropolitan Life Global Funding I
1.370% due 09/17/2012		8,900	8,992

Morgan Stanley
0.590% due 01/09/2014		8,600	8,390
0.758% due 10/15/2015		1,700	1,611
1.638% due 07/20/2012	EUR	800	1,156
1.730% due 11/29/2013		9,100	12,868
1.760% due 03/01/2013		2,600	3,729
2.761% due 05/14/2013		$4,200	4,315

NIBC Bank NV
2.800% due 12/02/2014		21,600	22,496

Nordea Bank AB
1.181% due 01/14/2014		24,500	24,733

Pricoa Global Funding I
0.376% due 06/26/2012		15,100	15,030

Prudential Financial, Inc.
4.630% due 06/10/2013		2,000	2,006

Royal Bank of Scotland Group PLC
0.514% due 03/30/2012		26,200	26,236
1.174% due 04/23/2012		700	704
1.450% due 10/20/2011		22,200	22,274
1.611% due 01/30/2017	EUR	1,200	1,556
2.678% due 08/23/2013		$14,900	15,292
3.000% due 12/09/2011		2,200	2,225

Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012		19,000	19,006

SLM Corp.
4.232% due 04/01/2014		480	471

Svenska Handelsbanken AB
1.248% due 09/14/2012		7,400	7,469

Turkiye Garanti Bankasi A/S
2.774% due 04/20/2016		1,700	1,696

UBS AG
2.250% due 08/12/2013		4,200	4,274

Vita Capital III Ltd.
1.424% due 01/01/2012		700	695

Wachovia Corp.
1.570% due 02/13/2014	EUR	2,100	2,987

Westpac Banking Corp.
0.438% due 12/14/2012		$34,000	34,025
0.530% due 09/10/2014		1,100	1,102
2.700% due 12/09/2014		5,100	5,315
3.585% due 08/14/2014		6,300	6,712

Westpac Securities NZ Ltd.
2.500% due 05/25/2012		3,800	3,862

			802,250

INDUSTRIALS 2.7%

Alcoa, Inc.
6.750% due 07/15/2018		1,900	2,103

Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		1,300	1,409

Cardinal Health, Inc.
6.000% due 06/15/2017		300	339

DISH DBS Corp.
7.000% due 10/01/2013		5,000	5,394

Dow Chemical Co.
2.518% due 08/08/2011		6,500	6,514
4.850% due 08/15/2012		1,700	1,776

Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		2,100	2,200
7.343% due 04/11/2013		500	548

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Masco Corp.
6.125% due 10/03/2016		$1,500	$1,542

NXP BV
4.077% due 10/15/2013	EUR	7,293	10,549

Petrobras International Finance Co.
3.875% due 01/27/2016		$12,900	13,195

Petroleos Mexicanos
5.500% due 01/21/2021		1,800	1,896
6.500% due 06/02/2041		2,200	2,243

Rexam PLC
6.750% due 06/01/2013		1,200	1,304

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		1,000	1,112

UST LLC
6.625% due 07/15/2012		2,500	2,643

Videotron Ltee
6.875% due 01/15/2014		1,900	1,931

Volkswagen International Finance NV
0.757% due 10/01/2012		22,500	22,567

Xstrata Canada Corp.
7.350% due 06/05/2012		1,000	1,055

			80,320

UTILITIES 0.1%

AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		2,400	2,665

Total Corporate Bonds & Notes (Cost $870,867)			885,235

MUNICIPAL BONDS & NOTES 0.3%

CALIFORNIA 0.0%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		600	439

NORTH CAROLINA 0.3%

North Carolina State Education Assistance Authority
0.785% due 10/26/2020		7,300	7,286

OHIO 0.0%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042		900	668

RHODE ISLAND 0.0%

Rhode Island State Tobacco Settlement Financing

Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		265	268

WEST VIRGINIA 0.0%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,035	768

Total Municipal Bonds & Notes (Cost $9,962)			9,429

U.S. GOVERNMENT AGENCIES 6.2%

Fannie Mae
0.246% due 12/25/2036		148	146
0.336% due 08/25/2034		176	170
0.536% due 05/25/2042		189	189
0.626% due 05/25/2036		172	173
0.750% due 12/18/2013		30,300	30,307
0.866% due 02/25/2041		11,664	11,766
0.986% due 02/25/2036		720	721

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.250% due 03/14/2014	$10,100	$10,214
1.495% due 06/01/2043 - 09/01/2044	1,333	1,333
2.445% due 11/01/2024	14	14
2.534% due 05/25/2035	1,149	1,197
2.680% due 11/01/2034	2,221	2,342
4.500% due 04/01/2023 - 04/01/2024	12,510	13,298
4.558% due 12/01/2036	2,497	2,612
5.287% due 10/01/2035	794	852
5.375% due 04/11/2022	1,600	1,656
5.950% due 02/25/2044	214	216
6.000% due 03/09/2020	9,500	9,599
6.280% due 06/15/2027	1,000	1,024

Freddie Mac
0.146% due 03/21/2013	44,600	44,595
0.337% due 10/15/2020	2,325	2,322
0.417% due 02/15/2019	336	337
0.446% due 08/25/2031	95	92
0.537% due 12/15/2030	80	80
0.637% due 08/15/2033	11,923	11,969
1.484% due 10/25/2044	5,922	5,948
1.495% due 02/25/2045	1,809	1,787
2.489% due 01/01/2034	210	220
5.372% due 12/01/2035	556	598

Ginnie Mae
0.486% due 03/20/2037	12,246	12,204

NCUA Guaranteed Notes
0.640% due 10/07/2020	5,712	5,723
0.750% due 12/08/2020	6,577	6,616

Small Business Administration
5.902% due 02/10/2018	699	782
6.020% due 08/01/2028	2,329	2,615

Total U.S. Government Agencies (Cost $182,353)		183,717

U.S. TREASURY OBLIGATIONS 81.2%

Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016	16,910	17,291
0.625% due 04/15/2013	10,426	10,738
1.125% due 01/15/2021	31,762	32,976
1.250% due 04/15/2014	45,793	48,594
1.250% due 07/15/2020	10,311	10,904
1.375% due 01/15/2020	114,031	122,262
1.625% due 01/15/2015	43,689	47,393
1.625% due 01/15/2018	22,647	24,914
1.750% due 01/15/2028 (e)(g)(h)	124,767	130,693
1.875% due 07/15/2013	59,868	63,633
1.875% due 07/15/2015	52,838	58,275
1.875% due 07/15/2019	34,331	38,392
2.000% due 04/15/2012	143,447	146,618
2.000% due 01/15/2014	63,061	67,972
2.000% due 07/15/2014 (e)(h)	103,442	112,865
2.000% due 01/15/2016	96,849	107,646
2.000% due 01/15/2026	114,990	125,744
2.125% due 01/15/2019	16,338	18,563
2.125% due 02/15/2040	10,091	10,976
2.125% due 02/15/2041 (h)	83,728	90,910
2.375% due 01/15/2017	51,575	58,848
2.375% due 01/15/2025	119,130	137,000
2.375% due 01/15/2027 (e)(h)	96,044	109,558
2.500% due 07/15/2016	56,956	65,197
2.500% due 01/15/2029	53,208	61,888
2.625% due 07/15/2017	91,872	106,880
3.000% due 07/15/2012 (h)	91,753	95,767
3.375% due 01/15/2012	155,367	158,802
3.375% due 04/15/2032	1,267	1,677
3.625% due 04/15/2028 (h)	112,974	148,879
3.875% due 04/15/2029 (h)	137,157	188,076

Total U.S. Treasury Obligations (Cost $2,383,035)		2,419,931

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 8.5%

American General Mortgage Loan Trust
5.150% due 03/25/2058		$5,705	$5,885

American Home Mortgage Investment Trust
1.896% due 09/25/2045		724	596

Arran Residential Mortgages Funding PLC
2.620% due 05/16/2047	EUR	1,052	1,525
2.624% due 11/19/2047		13,700	19,878
2.874% due 11/19/2047		26,700	38,711

Banc of America Commercial Mortgage, Inc.
0.360% due 06/10/2049		$480	464
5.492% due 02/10/2051		420	450
5.802% due 06/10/2049		480	495

Banc of America Funding Corp.
2.785% due 02/20/2036		1,790	1,653
5.775% due 01/20/2047		865	577

Banc of America Large Loan, Inc.
0.697% due 08/15/2029		3,089	2,851
1.937% due 11/15/2015		9,461	8,785
5.672% due 02/17/2051		1,000	1,094
5.691% due 06/24/2050		1,600	1,757

Banc of America Mortgage Securities, Inc.
2.867% due 06/25/2035		356	304
2.881% due 02/25/2036		1,404	1,128
5.060% due 11/25/2034		259	235
6.500% due 09/25/2033		61	64

BCAP LLC Trust
5.250% due 08/26/2037		10,000	9,916
5.923% due 05/25/2037		2,400	1,880

Bear Stearns Adjustable Rate Mortgage Trust
2.340% due 08/25/2035		744	703
2.400% due 08/25/2035		572	531
2.560% due 10/25/2035		2,338	2,054
2.710% due 03/25/2035		1,022	962
2.731% due 03/25/2035		316	297
2.769% due 03/25/2035		981	767
3.113% due 01/25/2035		4,022	3,606
4.845% due 01/25/2035		1,044	939

Bear Stearns Alt-A Trust
2.897% due 03/25/2036		1,090	560
2.916% due 09/25/2035		3,450	2,515

Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036		3,154	2,026

Chase Mortgage Finance Corp.
2.787% due 02/25/2037		206	186

Chaseflex Trust
6.000% due 02/25/2037		977	750

Citigroup Commercial Mortgage Trust
5.886% due 12/10/2049		91	99

Citigroup Mortgage Loan Trust, Inc.
2.100% due 08/25/2035		87	82
2.370% due 08/25/2035		430	410
2.450% due 08/25/2035		445	388
2.660% due 12/25/2035		106	95
2.670% due 12/25/2035		2,246	2,088
5.661% due 09/25/2037		2,279	1,535

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		200	218

Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		2,370	2,388

Countrywide Alternative Loan Trust
0.356% due 05/25/2047		12,172	8,059
0.366% due 02/20/2047		990	519
0.366% due 05/25/2047		321	176
0.376% due 09/25/2046		11,427	6,275
0.466% due 12/25/2035		59	40

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.278% due 12/25/2035		$276	$172
6.000% due 01/25/2037		567	365

Countrywide Home Loan Mortgage Pass-Through Trust
0.526% due 06/25/2035		352	319
2.903% due 11/19/2033		83	82
5.471% due 05/20/2036		324	219
5.500% due 08/25/2035		1,412	1,346

Credit Suisse Mortgage Capital Certificates
5.467% due 09/18/2039		3,100	3,361

Deutsche ALT-A Securities, Inc.
0.286% due 10/25/2036		40	17

Deutsche Mortgage Securities, Inc.
1.441% due 06/28/2047		919	918

First Horizon Alternative Mortgage Securities
2.343% due 06/25/2034		554	498

First Horizon Asset Securities, Inc.
2.848% due 08/25/2035		1,285	1,080

Fosse Master Issuer PLC
1.619% due 10/18/2054		11,800	11,784

Granite Master Issuer PLC
0.226% due 12/20/2054		1,632	1,547
0.276% due 12/20/2054		343	325
0.286% due 12/20/2054		441	418

Granite Mortgages PLC
1.015% due 09/20/2044	GBP	647	999

Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046		$80	74
0.266% due 01/25/2047 (a)		591	556
0.406% due 06/25/2045		544	362
0.456% due 11/25/2045		298	184

GS Mortgage Securities Corp. II
1.142% due 03/06/2020		174	173
1.317% due 03/06/2020		1,500	1,473
4.592% due 08/10/2043		6,000	6,037

GSR Mortgage Loan Trust
2.790% due 09/25/2035		1,317	1,261
3.042% due 01/25/2035		737	658

Harborview Mortgage Loan Trust
0.406% due 05/19/2035		164	109
0.466% due 02/19/2036		327	193

Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	14,200	20,674

Indymac INDA Mortgage Loan Trust
5.067% due 11/25/2035		$2,180	1,836

Indymac Index Mortgage Loan Trust
2.664% due 12/25/2034		361	270

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		310	335
5.794% due 02/12/2051		1,300	1,412

JPMorgan Mortgage Trust
2.842% due 07/25/2035		1,679	1,622
2.968% due 07/25/2035		718	684
3.079% due 08/25/2035		796	648
3.141% due 08/25/2035		858	722
5.015% due 02/25/2035		1,751	1,743
5.433% due 09/25/2035		421	394
5.456% due 07/27/2037		1,741	1,464

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		225	243

MASTR Adjustable Rate Mortgages Trust
2.836% due 11/21/2034		700	672

Mellon Residential Funding Corp.
0.627% due 12/15/2030		439	406
0.887% due 11/15/2031		541	500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		$200	$216

Merrill Lynch Floating Trust
0.257% due 06/15/2022		30	30

Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		1,868	1,375
5.426% due 12/25/2035		851	741

MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035		757	653
1.191% due 10/25/2035		449	370
1.653% due 10/25/2035		2,290	2,052

Morgan Stanley Capital I
0.247% due 10/15/2020		154	150
6.074% due 06/11/2049		600	656

Morgan Stanley Mortgage Loan Trust
2.301% due 06/25/2036		1,289	1,215

Opteum Mortgage Acceptance Corp.
0.446% due 07/25/2035		121	113

Permanent Master Issuer PLC
2.617% due 07/15/2042	EUR	1,400	2,034

RBSCF Trust
6.213% due 12/16/2049		$2,500	2,736

Residential Accredit Loans, Inc.
0.486% due 08/25/2035		224	136

Securitized Asset Sales, Inc.
2.565% due 11/26/2023		5	5

Sequoia Mortgage Trust
0.386% due 07/20/2036		2,694	2,129
0.536% due 10/19/2026		173	155

Structured Adjustable Rate Mortgage Loan Trust
0.426% due 06/25/2035		146	121
1.695% due 01/25/2035		222	142
2.580% due 02/25/2034		388	362
2.638% due 08/25/2035		320	251
5.500% due 12/25/2034		1,735	1,608

Structured Asset Mortgage Investments, Inc.
0.376% due 06/25/2036		173	109
0.396% due 04/25/2036		717	440
0.436% due 07/19/2035		2,352	2,057
0.516% due 10/19/2034		159	142

Structured Asset Securities Corp.
0.236% due 05/25/2036		2	2
2.756% due 10/25/2035		193	156

Swan Trust
6.190% due 04/25/2041	AUD	709	766

Thornburg Mortgage Securities Trust
0.296% due 11/25/2046		$3,398	3,356
0.306% due 10/25/2046		962	957

Vornado DP LLC
4.004% due 09/13/2028		6,500	6,337

Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020		2,602	2,361
0.277% due 09/15/2021		4,945	4,771
5.088% due 08/15/2041		1,400	1,498
5.418% due 01/15/2045		410	445

WaMu Mortgage Pass-Through Certificates
0.446% due 11/25/2045		332	277
0.476% due 10/25/2045		2,018	1,665
1.008% due 01/25/2047		1,302	813
1.048% due 05/25/2047		741	498
1.088% due 12/25/2046		175	122
1.278% due 02/25/2046		267	202
1.478% due 11/25/2042		38	33
1.778% due 11/25/2046		189	140
2.859% due 07/25/2046		1,234	902
5.184% due 12/25/2035		489	456

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.523% due 08/25/2035		$787	$690
5.936% due 10/25/2036		1,372	1,278

Wells Fargo Mortgage-Backed Securities Trust
2.832% due 09/25/2034		252	251

Total Mortgage-Backed Securities (Cost $258,514)			252,645

ASSET-BACKED SECURITIES 6.2%

Access Group, Inc.
1.574% due 10/27/2025		11,658	11,786

ACE Securities Corp.
0.236% due 12/25/2036		28	27

AMMC CDO
0.482% due 05/03/2018		500	489

Aquilae CLO PLC
1.469% due 01/17/2023	EUR	3,407	4,630

ARES CLO Funds
0.477% due 03/12/2018		$2,044	1,996

Asset-Backed Funding Certificates
0.246% due 01/25/2037		19	19
0.536% due 06/25/2034		1,480	1,180

Babson CLO Ltd.
0.581% due 11/15/2016		2,024	1,977

Bear Stearns Asset-Backed Securities Trust
0.236% due 11/25/2036		13	13
0.516% due 01/25/2036		2	2
0.846% due 10/25/2032		25	23

Carrington Mortgage Loan Trust
0.236% due 01/25/2037		122	120

Citibank Omni Master Trust
2.287% due 05/16/2016		10,400	10,527
2.937% due 08/15/2018		6,500	6,839

Citigroup Mortgage Loan Trust, Inc.
0.266% due 01/25/2037		383	279

College Loan Corp. Trust
0.524% due 01/25/2024		800	804

Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		112	120

Countrywide Asset-Backed Certificates
0.236% due 06/25/2047		104	103
0.256% due 06/25/2047		149	148
0.366% due 07/25/2036		4,978	4,280
0.436% due 04/25/2036		376	332

Credit-Based Asset Servicing & Securitization LLC
0.246% due 11/25/2036		203	162

Cumberland CLO Ltd.
0.517% due 11/10/2019		4,519	4,343

Duane Street CLO
0.518% due 11/08/2017		1,456	1,407

Equity One ABS, Inc.
0.486% due 04/25/2034		93	71

First CLO Ltd.
0.558% due 12/14/2016		1,364	1,330

First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036		52	51
0.526% due 11/25/2035		23,749	20,587
0.566% due 09/25/2035		14,835	13,840

Ford Credit Auto Owner Trust
1.607% due 06/15/2012		521	522

GSAMP Trust
0.256% due 12/25/2036		171	118

Harbourmaster CLO Ltd.
1.731% due 06/15/2020	EUR	714	984

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harvest CLO S.A.
2.003% due 03/29/2017	EUR	544	$753

HSBC Home Equity Loan Trust
0.336% due 03/20/2036		$2,419	2,225

HSI Asset Securitization Corp. Trust
0.236% due 10/25/2036		19	14
0.236% due 12/25/2036		83	80

Illinois Student Assistance Commission
0.754% due 04/25/2017		1,668	1,668

JPMorgan Mortgage Acquisition Corp.
0.236% due 10/25/2036		210	206

Katonah Ltd.
0.566% due 09/20/2016		3,878	3,783

Landmark CDO Ltd.
0.554% due 06/01/2017		6,407	6,192

Magi Funding PLC
1.835% due 04/11/2021	EUR	2,231	3,025

Magnolia Funding Ltd.
3.000% due 04/20/2017		958	1,400

Merrill Lynch Mortgage Investors, Inc.
0.256% due 07/25/2037		$16	15
0.266% due 09/25/2037		31	8
0.306% due 02/25/2037		618	332

Morgan Stanley IXIS Real Estate Capital Trust
0.236% due 11/25/2036		16	5

Nationstar Home Equity Loan Trust
0.306% due 04/25/2037		125	123

Nautique Funding Ltd.
0.528% due 04/15/2020		962	900

Navigare Funding CLO Ltd.
0.520% due 05/20/2019		700	681

Navigator CDO Ltd.
1.111% due 11/15/2015		339	330

Nelnet Student Loan Trust
0.974% due 07/25/2018		1,365	1,372

NYLIM Flatiron CLO Ltd.
0.488% due 08/08/2020		600	567

Pacifica CDO Ltd.
0.611% due 02/15/2017		9,069	8,874

Park Place Securities, Inc.
0.446% due 09/25/2035		31	28

Penta CLO S.A.
1.934% due 06/04/2024	EUR	3,970	5,263

Racers
0.476% due 07/25/2017		$1,388	1,360

Renaissance Home Equity Loan Trust
0.946% due 12/25/2032		65	47

Securitized Asset-Backed Receivables LLC Trust
0.246% due 12/25/2036		428	137

SLM Student Loan Trust
0.314% due 04/25/2019		8,800	8,527
0.384% due 04/25/2017		192	192
0.724% due 01/25/2017		1,500	1,503
1.429% due 10/25/2023	EUR	3,900	5,305
1.774% due 04/25/2023		$18,604	19,226
1.837% due 12/15/2017		2,752	2,771

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.350% due 04/15/2039		$5,729	$5,744
4.500% due 11/16/2043		8,829	8,517

Soundview Home Equity Loan Trust
0.246% due 11/25/2036		69	22
0.986% due 10/25/2037		57	56

Structured Asset Securities Corp.
0.236% due 10/25/2036		16	16
1.694% due 04/25/2035		800	644

Symphony CLO Ltd.
0.501% due 05/15/2019		3,100	2,936
See Accompanying Notes

WaMu Asset-Backed Certificates
0.236% due 01/25/2037		42	41

Wind River CLO Ltd.
0.576% due 12/19/2016		769	743

Wood Street CLO BV
1.763% due 03/29/2021	EUR	788	1,089

Total Asset-Backed Securities (Cost $182,637)			185,829

SOVEREIGN ISSUES 6.8%

Australia Government CPI Linked Bond
2.500% due 09/20/2030 (c)	AUD	2,200	2,393
3.000% due 09/20/2025 (c)		11,400	13,631
4.000% due 08/20/2020 (c)		4,500	8,084

Canada Government Bond
2.750% due 09/01/2016	CAD	9,600	10,129

Colombia Government International Bond
10.000% due 01/23/2012		$350	367

Export-Import Bank of Korea
0.523% due 10/04/2011		1,600	1,600

Instituto de Credito Oficial
3.276% due 03/25/2014	EUR	18,900	27,252

Italy Buoni Poliennali Del Tesoro Inflation Linked Bond
2.100% due 09/15/2016 (c)		11,116	15,981
2.100% due 09/15/2021 (c)		39,583	53,718
2.350% due 09/15/2019 (c)		10,324	14,642
2.600% due 09/15/2023 (c)		3,622	5,100

Italy Certificati Di Credito Del Tesoro/CCTS-eu
2.426% due 10/15/2017		13,700	19,120

New South Wales Treasury Corp.
2.750% due 11/20/2025 (c)	AUD	8,800	10,172

Societe Financement de l'Economie Francaise
0.476% due 07/16/2012		$19,200	19,263
2.125% due 01/30/2012		700	707

Total Sovereign Issues (Cost $195,440)			202,159

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Wells Fargo & Co.
7.500% due 12/31/2049		800	848

Total Convertible Preferred Securities (Cost $800)			848

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.0%

CERTIFICATES OF DEPOSIT 1.7%

Banco Bradesco S.A.
0.000% due 03/23/2012	$13,400	$13,345

Banco Do Brasil S.A.
0.000% due 11/15/2011	3,500	3,513

Barclays Bank PLC
1.345% due 12/16/2011	20,800	20,895

Itau Unibanco S.A.
0.000% due 09/26/2011	13,400	13,364

		51,117

REPURCHASE AGREEMENTS 0.2%

Morgan Stanley & Co., Inc.
0.010% due 07/01/2011	1,000	1,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 02/28/2013 valued at $1,023. Repurchase proceeds are $1,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2011	4,087	4,087
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $4,170. Repurchase proceeds are $4,087.)

		5,087

SHORT-TERM NOTES 0.0%

Banco Santander Brasil S.A.
2.596% due 12/28/2011	800	793

U.S. TREASURY BILLS 0.1%
0.044% due 07/28/2011 - 10/20/2011 (b)(e)(f)	3,710	3,710

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.0%
	13,740	138

Total Short-Term Instruments (Cost $60,591)		60,845

PURCHASED OPTIONS (j) 0.0%
(Cost $647)		972

Total Investments 141.4% (Cost $4,159,855)		$4,216,850

Written Options (k) (0.1%) (Premiums $6,718)		(4,541)

Other Assets and Liabilities (Net) (41.3%)		(1,230,903)

Net Assets 100.0%		$2,981,406

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $3,576 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	Securities with an aggregate market value of $1,150 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.
(g)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $9,663 at a weighted average interest rate of -0.214%. On June 30, 2011, securities valued at $29,468 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $2,245 and cash of $5 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2012	67	$98
90-Day Euribor June Futures	Long	06/2012	100	97
90-Day Euribor March Futures	Long	03/2013	67	101
90-Day Euribor September Futures	Long	09/2012	67	89
90-Day Eurodollar December Futures	Long	12/2011	289	106
90-Day Eurodollar December Futures	Long	12/2012	237	(16)
90-Day Eurodollar June Futures	Long	06/2012	241	180
90-Day Eurodollar March Futures	Long	03/2012	801	632
90-Day Eurodollar March Futures	Long	03/2013	185	(105)
90-Day Eurodollar September Futures	Long	09/2011	576	126
90-Day Eurodollar September Futures	Long	09/2012	226	124
Euro-Bobl September Futures	Long	09/2011	45	23

				$1,455

(i)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Cadbury Holdings Ltd.	BOA	(0.460%	)	12/20/2013	0.243%	$	1,300	$(7)	$0	$(7)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.813%		300	4	0	4
DISH DBS Corp.	BOA	(3.650%	)	12/20/2013	1.801%		3,500	(161)	0	(161)
DISH DBS Corp.	CITI	(3.650%	)	12/20/2013	1.801%		1,500	(69)	0	(69)
HCP, Inc.	GSC	(2.910%	)	03/20/2018	1.378%		3,000	(281)	0	(281)
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	2.771%		400	(20)	(13)	(7)
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	3.019%		900	30	0	30
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	1.388%		1,000	(1)	0	(1)
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.814%		2,000	(2)	0	(2)
Marsh & McLennan Cos., Inc.	DUB	(0.600%	)	09/20/2015	0.814%		2,000	17	0	17
Masco Corp.	CITI	(1.910%	)	12/20/2016	3.016%		1,500	79	0	79
Rexam PLC	BCLY	(1.450%	)	06/20/2013	0.456%		1,200	(24)	0	(24)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	1.853%		1,000	22	0	22
UST LLC	BOA	(0.340%	)	09/20/2012	0.114%		2,500	(7)	0	(7)
Xstrata Canada Corp.	BOA	(0.910%	)	06/20/2012	0.226%		1,000	(7)	0	(7)

								$(427)	$(13)	$(414)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	JPM	1.000%	03/20/2018	2.190%	$	1,100	$(77)	$(62)	$(15)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.938%		2,600	7	(31)	38
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.469%		6,000	(215)	(199)	(16)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	0.938%		1,000	3	(14)	17
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.938%		600	1	(7)	8
Brazil Government International Bond	RBS	1.000%	06/20/2015	0.938%		1,000	3	(19)	22
France Government Bond	BCLY	0.250%	12/20/2015	0.700%		500	(10)	(10)	0
France Government Bond	BOA	0.250%	12/20/2015	0.700%		6,500	(126)	(161)	35
France Government Bond	CITI	0.250%	06/20/2015	0.624%		2,900	(42)	(69)	27
France Government Bond	CITI	0.250%	12/20/2015	0.700%		2,600	(51)	(72)	21
France Government Bond	DUB	0.250%	06/20/2015	0.624%		2,700	(40)	(89)	49
France Government Bond	JPM	0.250%	06/20/2015	0.624%		2,400	(35)	(85)	50
France Government Bond	JPM	0.250%	12/20/2015	0.700%		2,600	(50)	(52)	2
France Government Bond	RBS	0.250%	12/20/2015	0.700%		1,500	(29)	(29)	0
Japan Government International Bond	BOA	1.000%	12/20/2015	0.792%		5,500	51	123	(72)
Japan Government International Bond	DUB	1.000%	12/20/2015	0.792%		400	3	8	(5)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.792%		3,300	31	69	(38)
Japan Government International Bond	HSBC	1.000%	06/20/2016	0.867%		13,300	89	(6)	95
Japan Government International Bond	JPM	1.000%	12/20/2015	0.792%		2,300	21	47	(26)

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Japan Government International Bond	RBS	1.000%	12/20/2015	0.792%	$	2,300	$22	$52	$(30)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%		700	3	(9)	12
Spain Government International Bond	GSC	1.000%	03/20/2016	2.571%		1,200	(79)	(68)	(11)
United Kingdom Gilt	BNP	1.000%	06/20/2016	0.590%		4,600	92	104	(12)
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.478%		3,600	74	29	45
United Kingdom Gilt	CSFB	1.000%	12/20/2015	0.534%		5,100	105	120	(15)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.478%		1,600	33	8	25
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.534%		2,500	52	58	(6)

							$(164)	$(364)	$200

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	$	16,600	$2,044	$2,205	$(161)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		3,100	382	460	(78)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		9,200	1,133	1,288	(155)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015		7,200	887	1,015	(128)
CDX.EM-14 5-Year Index	RBS	5.000%	12/20/2015		2,000	246	275	(29)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015		3,900	480	550	(70)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016		2,400	318	324	(6)
CDX.IG-16 5-Year Index	GSC	1.000%	06/20/2016		5,100	20	10	10

						$5,510	$6,127	$(617)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	12,500	$(305)	$(222)	$(83)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		18,400	(209)	(5)	(204)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		14,400	(126)	(125)	(1)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		9,000	(27)	0	(27)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		32,900	(87)	(23)	(64)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		56,900	525	77	448
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		19,000	76	(14)	90
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		2,400	45	20	25
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		8,500	278	(35)	313
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		5,200	170	(15)	185
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		400	27	3	24
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		2,200	147	4	143
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		9,900	34	(47)	81
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		37,100	150	19	131
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		11,500	46	16	30
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		9,600	49	0	49
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		10,900	73	(29)	102
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		3,600	29	15	14
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		16,700	167	65	102
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY	$	10,400	(348)	62	(410)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		17,800	(595)	612	(1,207)

							$119	$378	$(259)

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(j)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$	61,100	$207	$320
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012		37,500	91	91
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012		106,900	349	561

								$647	$972

(k)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	120	$26	$(27)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	87	30	(19)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	57	19	(24)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	57	26	(5)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	113	73	(8)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	113	53	(88)

				$227	$(171)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$	122,200	$217	$(71)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		37,500	214	(222)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012		213,800	362	(125)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		8,600	59	(45)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		4,100	26	(22)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		172,100	1,381	(906)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		4,600	40	(18)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		29,400	295	(112)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		24,800	282	(95)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		15,000	168	(57)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		19,600	180	(75)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		29,200	324	(112)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011		11,900	23	(18)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011		11,900	49	(28)
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.000%	08/24/2011		22,400	124	(76)
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	3.750%	08/24/2011		22,400	124	(72)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		41,400	286	(249)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011		41,400	468	(362)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		3,700	24	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		6,300	43	0

								$4,689	$(2,665)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	$	9,100	$20	$(20)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011		9,100	37	(5)
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	09/21/2011		2,100	8	(5)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	09/21/2011		2,100	10	(1)
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011		1,500	8	(1)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	09/21/2011		4,500	20	(5)

							$103	$(37)

Foreign Currency Options
Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC AUD versus USD	UBS	$0.998	08/18/2011	AUD	16,400	$149	$(47)

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$	16,800	$89	$(109)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		16,400	83	(106)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011		35,200	391	(571)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011		40,400	439	(662)

						$1,002	$(1,448)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$18,900	$160	$(51)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	33,400	298	(93)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	4,400	57	(13)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	4,400	33	(16)

						$548	$(173)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premium
Balance at 12/31/2010	2,468	$560,100	AUD	0	EUR	16,600	$5,979
Sales	1,664	666,500		16,400		0	3,097
Closing Buys	(3,585)	(176,800)		0		(16,600)	(2,307)
Expirations	0	0		0		0	0
Exercised	0	(9,200)		0		0	(51)

Balance at 06/30/2011	547	$1,040,600	AUD	16,400	EUR	0	$6,718

(l)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	7,934	07/2011	DUB	$0	$(216)	$(216)
Sell	BRL	22,579	08/2011	BCLY	0	(252)	(252)
Buy		22,579	08/2011	UBS	406	0	406
Buy		22,579	09/2011	BCLY	247	0	247
Buy	CAD	9,307	09/2011	DUB	184	0	184
Buy		3,802	09/2011	RBC	79	0	79
Buy	CNY	10,465	11/2011	BCLY	11	(1)	10
Buy		9,336	11/2011	JPM	0	(3)	(3)
Buy		7,103	11/2011	RBS	5	0	5
Buy		12,000	02/2012	DUB	17	0	17
Buy		33,446	02/2012	JPM	75	0	75
Sell	EUR	4,550	07/2011	JPM	0	(17)	(17)
Sell		50	07/2011	UBS	0	0	0
Sell		242,713	09/2011	BNP	0	(4,499)	(4,499)
Sell	GBP	732	09/2011	UBS	28	0	28
Buy	IDR	42,917,600	10/2011	CITI	308	0	308
Buy		19,055,000	10/2011	GSC	137	0	137
Buy		14,251,200	01/2012	CITI	54	0	54
Buy	INR	66,911	08/2011	BCLY	13	0	13
Buy		137,000	08/2011	DUB	126	0	126
Buy		353,000	08/2011	HSBC	302	0	302
Buy		213,252	08/2011	JPM	129	0	129
Buy		540,738	08/2011	RBS	427	0	427
Sell	JPY	675,822	07/2011	JPM	0	(327)	(327)
Buy	KRW	17,135,942	08/2011	CITI	284	0	284
Buy		18,000,000	08/2011	JPM	477	0	477
Buy	MXN	43,652	07/2011	CITI	28	0	28
Buy		80,889	07/2011	HSBC	167	0	167
Buy		44,605	07/2011	MSC	119	0	119
Sell		169,146	07/2011	MSC	0	(58)	(58)
Buy		169,146	11/2011	MSC	69	0	69
Buy	MYR	11,757	08/2011	BCLY	96	0	96
Buy		10,870	08/2011	CITI	81	0	81
Buy		3,099	08/2011	HSBC	21	0	21
Buy		1,800	08/2011	JPM	13	0	13

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MYR	2,886	11/2011	CITI	$0	$(15)	$(15)
Buy	PHP	258,978	11/2011	BCLY	117	0	117
Buy		82,700	11/2011	CITI	36	0	36
Buy		94,700	03/2012	CITI	0	(9)	(9)
Buy		307,798	03/2012	JPM	0	(16)	(16)
Buy	SGD	600	09/2011	BCLY	19	0	19
Buy		1,300	09/2011	CITI	42	0	42
Buy		5,400	09/2011	DUB	32	0	32
Buy		2,000	09/2011	GSC	4	0	4
Buy		3,734	09/2011	JPM	57	0	57
Buy		4,400	09/2011	RBS	75	0	75
Buy		1,400	09/2011	UBS	0	0	0
Buy		1,386	12/2011	CITI	29	0	29

					$4,314	$(5,413)	$(1,099)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$15,240	$0	$15,240
Corporate Bonds & Notes
Banking & Finance	0	801,555	695	802,250
Industrials	0	80,320	0	80,320
Utilities	0	2,665	0	2,665
Municipal Bonds & Notes
California	0	439	0	439
North Carolina	0	7,286	0	7,286
Ohio	0	668	0	668
Rhode Island	0	268	0	268
West Virginia	0	768	0	768
U.S. Government Agencies	0	171,378	12,339	183,717
U.S. Treasury Obligations	0	2,419,931	0	2,419,931
Mortgage-Backed Securities	0	240,849	11,796	252,645
Asset-Backed Securities	0	180,215	5,614	185,829
Sovereign Issues	0	202,159	0	202,159
Convertible Preferred Securities
Banking & Finance	848	0	0	848
Short-Term Instruments
Certificates of Deposit	0	51,117	0	51,117
Repurchase Agreements	0	5,087	0	5,087
Short-Term Notes	0	793	0	793
U.S. Treasury Bills	0	3,710	0	3,710

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
PIMCO Short-Term Floating NAV Portfolio	$138	$0	$0	$138
Purchased Options
Interest Rate Contracts	0	972	0	972

	$986	$4,185,420	$30,444	$4,216,850

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	608	0	608
Foreign Exchange Contracts	0	4,314	0	4,314
Interest Rate Contracts	1,576	1,737	0	3,313
	$1,576	$6,659	$0	$8,235

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,476)	0	(1,476)
Foreign Exchange Contracts	0	(5,460)	0	(5,460)
Interest Rate Contracts	(121)	(4,832)	(1,621)	(6,574)
	$(121)	$(11,768)	$(1,621)	$(13,510)

Totals	$2,441	$4,180,311	$28,823	$4,211,575

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$696	$0	$0	$0	$0	$(1)	$0	$0	$695	$(1)
U.S. Government Agencies	25,676	(12,596)	(821)	0	0	80	0	0	12,339	76
Mortgage-Backed Securities	4,969	11,718	(3,300)	0	17	134	0	(1,742)	11,796	78
Asset-Backed Securities	21,415	2,994	(1,496)	80	32	1,171	0	(18,582)	5,614	56
Short-Term Instruments
Short-Term Notes	780	0	0	10	0	3	0	(793)	0	0

	$53,536	$2,116	$(5,617)	$90	$49	$1,387	$0	$(21,117)	$30,444	$209

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(2,148)	$0	$0	$0	$0	$527	$0	$0	$(1,621)	$527

Totals	$51,388	$2,116	$(5,617)	$90	$49	$1,914	$0	$(21,117)	$28,823	$736

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.

See Accompanying Notes	Semiannual Report	June 30, 2011	19

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$972	$972
Variation margin receivable(2)	0	0	0	0	206	206
Unrealized appreciation on foreign currency contracts	0	0	0	4,314	0	4,314
Unrealized appreciation on swap agreements	0	608	0	0	1,737	2,345

	$0	$608	$0	$4,314	$2,915	$7,837

Liabilities:
Written options outstanding	$0	$37	$0	$47	$4,457	$4,541
Variation margin payable(2)	0	0	0	0	223	223
Unrealized depreciation on foreign currency contracts	0	0	0	5,413	0	5,413
Unrealized depreciation on swap agreements	0	1,439	0	0	1,996	3,435

	$0	$1,476	$0	$5,460	$6,676	$13,612

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$1,425	$0	$0	$184	$1,609
Net realized (loss) on foreign currency transactions	0	0	0	(4,815)	0	(4,815)

	$0	$1,425	$0	$(4,815)	$184	$(3,206)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$172	$172
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	(575)	0	102	4,044	3,571
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(2,960)	0	(2,960)

	$0	$(575)	$0	$(2,858)	$4,216	$783

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $1,455 as reported in the Notes to Schedule of Investments.

20	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(o)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$216	$0	$216
BNP	(4,398)	1,760	(2,638)
BOA	(415)	460	45
CITI	2,621	(2,300)	321
CSFB	(49)	0	(49)
DUB	339	(300)	39
GSC	(604)	800	196
HSBC	1,225	(1,090)	135
JPM	1,202	(1,030)	172
MLP	425	(250)	175
MSC	(951)	557	(394)
RBC	79	(30)	49
RBS	121	(300)	(179)
UBS	730	(420)	310

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	June 30, 2011	21

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3).

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio.

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. For a Portfolio with income linked to inflation, writing inflation-capped options provides additional income and hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future. The Portfolio may enter into credit default swaption agreements to earn income on the premiums or to hedge exposure to the credit risk of an investment without making a commitment to the underlying contract.

Semiannual Report	June 30, 2011	25

Notes to Financial Statements (Cont.)

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. A foreign currency option will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A short straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The short straddle profits when the underlying security price has little volatility before the expiration date. A long straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The long straddle profits when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit

26	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement.

Semiannual Report	June 30, 2011	27

Notes to Financial Statements (Cont.)

United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

28	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation	Market Value 06/30/2011	Dividend Income
$433,411	$517,669	$(951,000)	$ 31	$27	$138	$69

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$6,159,336	$6,010,142	$702,882	$202,484

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,336	$17,835	2,296	$29,878
Administrative Class	31,673	424,605	67,379	876,739
Advisor Class	9,682	129,853	11,997	158,364
Issued as reinvestment of distributions
Institutional Class	119	1,608	182	2,377
Administrative Class	2,661	35,948	3,747	48,874
Advisor Class	255	3,450	186	2,435
Cost of shares redeemed
Institutional Class	(932)	(12,330)	(3,026)	(38,475)
Administrative Class	(20,037)	(267,556)	(37,099)	(481,277)
Advisor Class	(1,082)	(14,374)	(1,356)	(17,644)
Net increase resulting from Portfolio share transactions	23,675	$319,039	44,306	$581,271

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Institutional Class	4	95
Administrative Class	5	65
Advisor Class	3	82

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Semiannual Report	June 30, 2011	29

Notes to Financial Statements (Cont.)

June 30, 2011 (Unaudited)

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$73,695	$ (16,700)	$56,995

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

30	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	MYR	Malaysian Ringgit
CAD	Canadian Dollar	INR	Indian Rupee	PHP	Philippine Peso
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
EUR	Euro	KRW	South Korean Won	USD	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate

Semiannual Report	June 30, 2011	31

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS61_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Real Return Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and after asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	57.4%
Corporate Bonds & Notes	21.0%
Mortgage-Backed Securities	6.0%
Sovereign Issues	4.8%
Short-Term Instruments	1.4%
Other	9.4%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	5 Years	Class Inception (02/28/2006)
PIMCO Real Return Portfolio Advisor Class	5.05%	7.60%	7.03%	6.19%
Barclays Capital U.S. TIPS Index±	5.81%	7.74%	6.91%	6.11%

All Portfolio returns are net of fees and expenses

* Cumulative return

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.76% for Advisor Class shares.

± Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,050.54	$1,021.08
Expenses Paid During Period†	$3.81	$3.76
Net Annualized Expense Ratio	0.75%	0.75%

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns during the first half of 2011 given strong inflation accruals amid higher commodity prices in the first quarter of 2011 and the decrease in longer-term real yields as economic growth prospects continued to wane in the second quarter of 2011.

»

An emphasis on nominal duration (or sensitivity to changes in market interest rates) relative to U.S. TIPS duration detracted from returns as breakeven inflation levels widened during the reporting period.

»	Exposure to Australian real duration contributed to performance as Australian real yields declined during the reporting period.

»	A front-end focus on the U.S. Treasury yield curve benefited performance as short-term interest rates decreased during the reporting period.

»

Exposure to a basket of currencies, including select emerging markets currencies and the Australian dollar, added to returns as these currencies appreciated against the U.S. dollar during the reporting period.

»	Modest exposure to Italian inflation-linked bonds during the second quarter of 2011 detracted from returns as Italian real yields rose during that period.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Real Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	02/28/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$13.14		$12.44	$11.26	$12.57	$11.93	$12.69
Net investment income (a)	0.20		0.17	0.39	0.44	0.56	0.47
Net realized/unrealized gain (loss) on investments	0.46		0.82	1.64	(1.30)	0.66	(0.46)
Total income (loss) from investment operations	0.66		0.99	2.03	(0.86)	1.22	0.01
Dividends from net investment income	(0.19)		(0.17)	(0.37)	(0.43)	(0.55)	(0.44)
Distributions from net realized capital gains	0.00		(0.12)	(0.48)	(0.02)	(0.03)	(0.33)
Total distributions	(0.19)		(0.29)	(0.85)	(0.45)	(0.58)	(0.77)
Net asset value end of year or period	$13.61		$13.14	$12.44	$11.26	$12.57	$11.93
Total return	5.05%		8.00%	18.24%	(7.13)%	10.53%	0.04%
Net assets end of year or period (000s)	$301,757		$175,026	$31,009	$21,735	$13,478	$2,684
Ratio of expenses to average net assets	0.75	%*	0.76%	0.82%	0.80%	0.75%	0.75%*
Ratio of expenses to average net assets excluding interest expense	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%*
Ratio of net investment income to average net assets	3.08	%*	1.32%	3.19%	3.52%	4.59%	4.49%*
Portfolio turnover rate	153	%**	489%**	689%	1,014%	901%	963%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$4,211,625
Investments in Affiliates, at value	138
Repurchase agreements, at value	5,087
Cash	64
Deposits with counterparty	5
Foreign currency, at value	1,137
Receivable for investments sold	24,648
Receivable for investments sold on a delayed-delivery basis	89,088
Receivable for Portfolio shares sold	7,021
Interest and dividends receivable	22,482
Dividends receivable from Affiliates	1
Variation margin receivable	206
Swap premiums paid	7,642
Unrealized appreciation on foreign currency contracts	4,314
Unrealized appreciation on swap agreements	2,345
4,375,803

Liabilities:
Payable for reverse repurchase agreements	$29,445
Payable for investments purchased	7,764
Payable for investments in Affiliates purchased	1
Payable for investments purchased on a delayed-delivery basis	1,315,901
Payable for Portfolio shares redeemed	11,253
Written options outstanding	4,541
Deposits from counterparty	5,001
Accrued related party fees	1,536
Variation margin payable	223
Swap premiums received	1,514
Unrealized depreciation on foreign currency contracts	5,413
Unrealized depreciation on swap agreements	3,435
Other liabilities	8,370
1,394,397

Net Assets	$2,981,406

Net Assets Consist of:
Paid in capital	$2,824,525
Undistributed net investment income	22,748
Accumulated undistributed net realized gain	84,023
Net unrealized appreciation	50,110
$2,981,406

Net Assets:
Institutional Class	$109,942
Administrative Class	2,569,707
Advisor Class	301,757

Shares Issued and Outstanding:
Institutional Class	8,079
Administrative Class	188,839
Advisor Class	22,175

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$13.61
Administrative Class	13.61
Advisor Class	13.61

Cost of Investments	$4,154,630
Cost of Investments in Affiliates	$138
Cost of Repurchase Agreements	$5,087
Cost of Foreign Currency Held	$1,111
Premiums Received on Written Options	$6,718

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$49,590
Dividends	30
Dividends from Affiliate investments	69
Miscellaneous income	1
Total Income	49,690

Expenses:
Investment advisory fees	3,343
Supervisory and administrative fees	3,343
Servicing fees – Administrative Class	1,764
Distribution and/or servicing fees – Advisor Class	277
Trustees’ fees	21
Interest expense	10
Miscellaneous expense	2
Total Expenses	8,760

Net Investment Income	40,930

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	33,069
Net realized gain on Affiliate investments	31
Net realized gain on futures contracts, written options and swaps	1,609
Net realized (loss) on foreign currency transactions	(4,224)
Net change in unrealized appreciation on investments	63,552
Net change in unrealized appreciation on Affiliate investments	26
Net change in unrealized appreciation on futures contracts, written options and swaps	3,571
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,929)
Net Gain	94,705

Net Increase in Net Assets Resulting from Operations	$135,635

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$40,930	$34,082
Net realized gain	30,454	140,838
Net realized gain on Affiliate investments	31	104
Net change in unrealized appreciation (depreciation)	64,194	(14,466)
Net change in unrealized appreciation (depreciation) on Affiliate investments	26	(26)
Net increase resulting from operations	135,635	160,532

Distributions to Shareholders:
From net investment income
Institutional Class	(1,607)	(1,485)
Administrative Class	(35,948)	(29,202)
Advisor Class	(3,450)	(1,000)
From net realized capital gains
Institutional Class	0	(892)
Administrative Class	0	(19,672)
Advisor Class	0	(1,435)

Total Distributions	(41,005)	(53,686)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	319,039	581,271

Total Increase in Net Assets	413,669	688,117

Net Assets:
Beginning of period	2,567,737	1,879,620
End of period*	$2,981,406	$2,567,737

*Including undistributed net investment income of:	$22,748	$22,823

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Real Return Portfolio

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%

International Lease Finance Corp.
6.750% due 02/23/2015		$1,000	$1,004
7.000% due 03/17/2016		5,900	5,940

NRG Energy, Inc.
3.500% due 07/01/2018		7,000	7,010

Vodafone Group PLC
6.875% due 08/11/2015		1,200	1,242
6.875% due 08/17/2015		42	44

Total Bank Loan Obligations (Cost $15,009)			15,240

CORPORATE BONDS & NOTES 29.7%

BANKING & FINANCE 26.9%

Achmea Hypotheekbank NV
3.200% due 11/03/2014		5,700	5,985

Ally Financial, Inc.
3.466% due 02/11/2014		15,400	15,144
3.646% due 06/20/2014		1,400	1,370
6.625% due 05/15/2012		2,000	2,048
6.750% due 12/01/2014		1,600	1,678
6.875% due 09/15/2011		3,100	3,127
8.300% due 02/12/2015		900	1,008

American Express Bank FSB
0.316% due 05/29/2012		1,480	1,477

American Express Centurion Bank
0.340% due 06/12/2012		2,100	2,096

American Express Co.
7.250% due 05/20/2014		5,700	6,521

American Express Credit Corp.
0.306% due 02/24/2012		2,700	2,698
5.875% due 05/02/2013		300	323

American International Group, Inc.
5.850% due 01/16/2018		1,300	1,363
8.175% due 05/15/2068		4,900	5,372
8.250% due 08/15/2018		1,600	1,838

ANZ National International Ltd.
0.700% due 08/19/2014		4,000	4,028
6.200% due 07/19/2013		3,200	3,488

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		5,100	5,208

Banco Santander Brasil S.A.
2.346% due 03/18/2014		7,100	7,142

Bank of Montreal
2.850% due 06/09/2015		7,900	8,189

Barclays Bank PLC
6.050% due 12/04/2017		2,300	2,437
7.434% due 09/29/2049		700	719

BBVA Bancomer S.A.
6.500% due 03/10/2021		5,400	5,535

BPCE S.A.
2.375% due 10/04/2013		7,900	8,033

Citigroup, Inc.
1.111% due 02/15/2013		35,100	34,980
1.575% due 03/05/2014	EUR	2,100	2,960
2.262% due 08/13/2013		$1,000	1,019
5.250% due 02/27/2012		3,200	3,293
5.300% due 10/17/2012		1,000	1,050
6.000% due 12/13/2013		6,599	7,177
6.400% due 03/27/2013	EUR	5,000	7,642

Commonwealth Bank of Australia
0.525% due 09/17/2014		$4,900	4,908
0.705% due 07/12/2013		26,600	26,601
0.746% due 06/25/2014		7,100	7,157

Countrywide Financial Corp.
5.800% due 06/07/2012		1,500	1,565

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse
1.241% due 01/14/2014		$31,400	$31,549

DanFin Funding Ltd.
0.976% due 07/16/2013		8,300	8,302

Danske Bank A/S
1.331% due 04/14/2014		13,700	13,711

Dexia Credit Local
0.652% due 03/05/2013		4,500	4,490

Dexia Credit Local S.A.
0.753% due 04/29/2014		27,000	26,918
0.896% due 09/23/2011		2,500	2,503

FIH Erhvervsbank A/S
2.000% due 06/12/2013		1,200	1,227

Ford Motor Credit Co. LLC
3.033% due 01/13/2012		1,400	1,404
7.000% due 10/01/2013		6,100	6,533
7.250% due 10/25/2011		3,200	3,248
7.500% due 08/01/2012		2,446	2,562
7.800% due 06/01/2012		5,800	6,067
8.000% due 06/01/2014		3,400	3,731

General Electric Capital Corp.
0.246% due 09/21/2012		30,900	30,944
0.246% due 12/21/2012		54,100	54,168

Goldman Sachs Group, Inc.
1.720% due 11/15/2014	EUR	8,100	11,407

HCP, Inc.
6.700% due 01/30/2018		$3,000	3,357

HSBC Bank PLC
1.076% due 01/17/2014		9,500	9,557

HSBC Finance Corp.
0.528% due 01/15/2014		4,600	4,528
0.625% due 07/19/2012		800	800
1.787% due 04/05/2013	EUR	2,100	3,015

Hyundai Capital Services, Inc.
4.375% due 07/27/2016		$4,900	5,028

ICICI Bank Ltd.
2.007% due 02/24/2014		3,700	3,680

ING Bank Australia Ltd.
5.668% due 06/24/2014	AUD	800	864

ING Bank NV
0.913% due 01/13/2012		$13,200	13,225
1.046% due 03/30/2012		22,400	22,492
1.596% due 10/18/2013		6,900	6,962

International Lease Finance Corp.
5.625% due 09/20/2013		1,600	1,630
6.375% due 03/25/2013		1,000	1,035
6.500% due 09/01/2014		1,400	1,491
6.625% due 11/15/2013		900	936
6.750% due 09/01/2016		1,200	1,284
7.125% due 09/01/2018		2,500	2,688

LeasePlan Corp. NV
3.000% due 05/07/2012		5,000	5,112

Lehman Brothers Holdings, Inc.
5.125% due 06/27/2014 (a)	EUR	1,750	615
6.875% due 05/02/2018 (a)		$1,900	520
7.000% due 09/27/2027 (a)		100	27

Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	1,061

Macquarie Bank Ltd.
2.600% due 01/20/2012		1,300	1,316
4.100% due 12/17/2013		9,000	9,684

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		4,000	4,398

Merrill Lynch & Co., Inc.
0.482% due 06/05/2012		$1,000	998
1.621% due 01/31/2014	EUR	7,100	10,068

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.699% due 08/09/2013	EUR	2,700	$3,846
2.276% due 09/27/2012		900	1,280
6.050% due 08/15/2012		$14,800	15,583

Metropolitan Life Global Funding I
1.370% due 09/17/2012		8,900	8,992

Morgan Stanley
0.590% due 01/09/2014		8,600	8,390
0.758% due 10/15/2015		1,700	1,611
1.638% due 07/20/2012	EUR	800	1,156
1.730% due 11/29/2013		9,100	12,868
1.760% due 03/01/2013		2,600	3,729
2.761% due 05/14/2013		$4,200	4,315

NIBC Bank NV
2.800% due 12/02/2014		21,600	22,496

Nordea Bank AB
1.181% due 01/14/2014		24,500	24,733

Pricoa Global Funding I
0.376% due 06/26/2012		15,100	15,030

Prudential Financial, Inc.
4.630% due 06/10/2013		2,000	2,006

Royal Bank of Scotland Group PLC
0.514% due 03/30/2012		26,200	26,236
1.174% due 04/23/2012		700	704
1.450% due 10/20/2011		22,200	22,274
1.611% due 01/30/2017	EUR	1,200	1,556
2.678% due 08/23/2013		$14,900	15,292
3.000% due 12/09/2011		2,200	2,225

Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012		19,000	19,006

SLM Corp.
4.232% due 04/01/2014		480	471

Svenska Handelsbanken AB
1.248% due 09/14/2012		7,400	7,469

Turkiye Garanti Bankasi A/S
2.774% due 04/20/2016		1,700	1,696

UBS AG
2.250% due 08/12/2013		4,200	4,274

Vita Capital III Ltd.
1.424% due 01/01/2012		700	695

Wachovia Corp.
1.570% due 02/13/2014	EUR	2,100	2,987

Westpac Banking Corp.
0.438% due 12/14/2012		$34,000	34,025
0.530% due 09/10/2014		1,100	1,102
2.700% due 12/09/2014		5,100	5,315
3.585% due 08/14/2014		6,300	6,712

Westpac Securities NZ Ltd.
2.500% due 05/25/2012		3,800	3,862

			802,250

INDUSTRIALS 2.7%

Alcoa, Inc.
6.750% due 07/15/2018		1,900	2,103

Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		1,300	1,409

Cardinal Health, Inc.
6.000% due 06/15/2017		300	339

DISH DBS Corp.
7.000% due 10/01/2013		5,000	5,394

Dow Chemical Co.
2.518% due 08/08/2011		6,500	6,514
4.850% due 08/15/2012		1,700	1,776

Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		2,100	2,200
7.343% due 04/11/2013		500	548

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Masco Corp.
6.125% due 10/03/2016		$1,500	$1,542

NXP BV
4.077% due 10/15/2013	EUR	7,293	10,549

Petrobras International Finance Co.
3.875% due 01/27/2016		$12,900	13,195

Petroleos Mexicanos
5.500% due 01/21/2021		1,800	1,896
6.500% due 06/02/2041		2,200	2,243

Rexam PLC
6.750% due 06/01/2013		1,200	1,304

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		1,000	1,112

UST LLC
6.625% due 07/15/2012		2,500	2,643

Videotron Ltee
6.875% due 01/15/2014		1,900	1,931

Volkswagen International Finance NV
0.757% due 10/01/2012		22,500	22,567

Xstrata Canada Corp.
7.350% due 06/05/2012		1,000	1,055

			80,320

UTILITIES 0.1%

AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		2,400	2,665

Total Corporate Bonds & Notes (Cost $870,867)			885,235

MUNICIPAL BONDS & NOTES 0.3%

CALIFORNIA 0.0%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		600	439

NORTH CAROLINA 0.3%

North Carolina State Education Assistance Authority
0.785% due 10/26/2020		7,300	7,286

OHIO 0.0%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042		900	668

RHODE ISLAND 0.0%

Rhode Island State Tobacco Settlement Financing

Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		265	268

WEST VIRGINIA 0.0%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,035	768

Total Municipal Bonds & Notes (Cost $9,962)			9,429

U.S. GOVERNMENT AGENCIES 6.2%

Fannie Mae
0.246% due 12/25/2036		148	146
0.336% due 08/25/2034		176	170
0.536% due 05/25/2042		189	189
0.626% due 05/25/2036		172	173
0.750% due 12/18/2013		30,300	30,307
0.866% due 02/25/2041		11,664	11,766
0.986% due 02/25/2036		720	721

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.250% due 03/14/2014	$10,100	$10,214
1.495% due 06/01/2043 - 09/01/2044	1,333	1,333
2.445% due 11/01/2024	14	14
2.534% due 05/25/2035	1,149	1,197
2.680% due 11/01/2034	2,221	2,342
4.500% due 04/01/2023 - 04/01/2024	12,510	13,298
4.558% due 12/01/2036	2,497	2,612
5.287% due 10/01/2035	794	852
5.375% due 04/11/2022	1,600	1,656
5.950% due 02/25/2044	214	216
6.000% due 03/09/2020	9,500	9,599
6.280% due 06/15/2027	1,000	1,024

Freddie Mac
0.146% due 03/21/2013	44,600	44,595
0.337% due 10/15/2020	2,325	2,322
0.417% due 02/15/2019	336	337
0.446% due 08/25/2031	95	92
0.537% due 12/15/2030	80	80
0.637% due 08/15/2033	11,923	11,969
1.484% due 10/25/2044	5,922	5,948
1.495% due 02/25/2045	1,809	1,787
2.489% due 01/01/2034	210	220
5.372% due 12/01/2035	556	598

Ginnie Mae
0.486% due 03/20/2037	12,246	12,204

NCUA Guaranteed Notes
0.640% due 10/07/2020	5,712	5,723
0.750% due 12/08/2020	6,577	6,616

Small Business Administration
5.902% due 02/10/2018	699	782
6.020% due 08/01/2028	2,329	2,615

Total U.S. Government Agencies (Cost $182,353)		183,717

U.S. TREASURY OBLIGATIONS 81.2%

Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016	16,910	17,291
0.625% due 04/15/2013	10,426	10,738
1.125% due 01/15/2021	31,762	32,976
1.250% due 04/15/2014	45,793	48,594
1.250% due 07/15/2020	10,311	10,904
1.375% due 01/15/2020	114,031	122,262
1.625% due 01/15/2015	43,689	47,393
1.625% due 01/15/2018	22,647	24,914
1.750% due 01/15/2028 (e)(g)(h)	124,767	130,693
1.875% due 07/15/2013	59,868	63,633
1.875% due 07/15/2015	52,838	58,275
1.875% due 07/15/2019	34,331	38,392
2.000% due 04/15/2012	143,447	146,618
2.000% due 01/15/2014	63,061	67,972
2.000% due 07/15/2014 (e)(h)	103,442	112,865
2.000% due 01/15/2016	96,849	107,646
2.000% due 01/15/2026	114,990	125,744
2.125% due 01/15/2019	16,338	18,563
2.125% due 02/15/2040	10,091	10,976
2.125% due 02/15/2041 (h)	83,728	90,910
2.375% due 01/15/2017	51,575	58,848
2.375% due 01/15/2025	119,130	137,000
2.375% due 01/15/2027 (e)(h)	96,044	109,558
2.500% due 07/15/2016	56,956	65,197
2.500% due 01/15/2029	53,208	61,888
2.625% due 07/15/2017	91,872	106,880
3.000% due 07/15/2012 (h)	91,753	95,767
3.375% due 01/15/2012	155,367	158,802
3.375% due 04/15/2032	1,267	1,677
3.625% due 04/15/2028 (h)	112,974	148,879
3.875% due 04/15/2029 (h)	137,157	188,076

Total U.S. Treasury Obligations (Cost $2,383,035)		2,419,931

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 8.5%

American General Mortgage Loan Trust
5.150% due 03/25/2058		$5,705	$5,885

American Home Mortgage Investment Trust
1.896% due 09/25/2045		724	596

Arran Residential Mortgages Funding PLC
2.620% due 05/16/2047	EUR	1,052	1,525
2.624% due 11/19/2047		13,700	19,878
2.874% due 11/19/2047		26,700	38,711

Banc of America Commercial Mortgage, Inc.
0.360% due 06/10/2049		$480	464
5.492% due 02/10/2051		420	450
5.802% due 06/10/2049		480	495

Banc of America Funding Corp.
2.785% due 02/20/2036		1,790	1,653
5.775% due 01/20/2047		865	577

Banc of America Large Loan, Inc.
0.697% due 08/15/2029		3,089	2,851
1.937% due 11/15/2015		9,461	8,785
5.672% due 02/17/2051		1,000	1,094
5.691% due 06/24/2050		1,600	1,757

Banc of America Mortgage Securities, Inc.
2.867% due 06/25/2035		356	304
2.881% due 02/25/2036		1,404	1,128
5.060% due 11/25/2034		259	235
6.500% due 09/25/2033		61	64

BCAP LLC Trust
5.250% due 08/26/2037		10,000	9,916
5.923% due 05/25/2037		2,400	1,880

Bear Stearns Adjustable Rate Mortgage Trust
2.340% due 08/25/2035		744	703
2.400% due 08/25/2035		572	531
2.560% due 10/25/2035		2,338	2,054
2.710% due 03/25/2035		1,022	962
2.731% due 03/25/2035		316	297
2.769% due 03/25/2035		981	767
3.113% due 01/25/2035		4,022	3,606
4.845% due 01/25/2035		1,044	939

Bear Stearns Alt-A Trust
2.897% due 03/25/2036		1,090	560
2.916% due 09/25/2035		3,450	2,515

Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036		3,154	2,026

Chase Mortgage Finance Corp.
2.787% due 02/25/2037		206	186

Chaseflex Trust
6.000% due 02/25/2037		977	750

Citigroup Commercial Mortgage Trust
5.886% due 12/10/2049		91	99

Citigroup Mortgage Loan Trust, Inc.
2.100% due 08/25/2035		87	82
2.370% due 08/25/2035		430	410
2.450% due 08/25/2035		445	388
2.660% due 12/25/2035		106	95
2.670% due 12/25/2035		2,246	2,088
5.661% due 09/25/2037		2,279	1,535

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		200	218

Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		2,370	2,388

Countrywide Alternative Loan Trust
0.356% due 05/25/2047		12,172	8,059
0.366% due 02/20/2047		990	519
0.366% due 05/25/2047		321	176
0.376% due 09/25/2046		11,427	6,275
0.466% due 12/25/2035		59	40

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.278% due 12/25/2035		$276	$172
6.000% due 01/25/2037		567	365

Countrywide Home Loan Mortgage Pass-Through Trust
0.526% due 06/25/2035		352	319
2.903% due 11/19/2033		83	82
5.471% due 05/20/2036		324	219
5.500% due 08/25/2035		1,412	1,346

Credit Suisse Mortgage Capital Certificates
5.467% due 09/18/2039		3,100	3,361

Deutsche ALT-A Securities, Inc.
0.286% due 10/25/2036		40	17

Deutsche Mortgage Securities, Inc.
1.441% due 06/28/2047		919	918

First Horizon Alternative Mortgage Securities
2.343% due 06/25/2034		554	498

First Horizon Asset Securities, Inc.
2.848% due 08/25/2035		1,285	1,080

Fosse Master Issuer PLC
1.619% due 10/18/2054		11,800	11,784

Granite Master Issuer PLC
0.226% due 12/20/2054		1,632	1,547
0.276% due 12/20/2054		343	325
0.286% due 12/20/2054		441	418

Granite Mortgages PLC
1.015% due 09/20/2044	GBP	647	999

Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046		$80	74
0.266% due 01/25/2047 (a)		591	556
0.406% due 06/25/2045		544	362
0.456% due 11/25/2045		298	184

GS Mortgage Securities Corp. II
1.142% due 03/06/2020		174	173
1.317% due 03/06/2020		1,500	1,473
4.592% due 08/10/2043		6,000	6,037

GSR Mortgage Loan Trust
2.790% due 09/25/2035		1,317	1,261
3.042% due 01/25/2035		737	658

Harborview Mortgage Loan Trust
0.406% due 05/19/2035		164	109
0.466% due 02/19/2036		327	193

Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	14,200	20,674

Indymac INDA Mortgage Loan Trust
5.067% due 11/25/2035		$2,180	1,836

Indymac Index Mortgage Loan Trust
2.664% due 12/25/2034		361	270

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		310	335
5.794% due 02/12/2051		1,300	1,412

JPMorgan Mortgage Trust
2.842% due 07/25/2035		1,679	1,622
2.968% due 07/25/2035		718	684
3.079% due 08/25/2035		796	648
3.141% due 08/25/2035		858	722
5.015% due 02/25/2035		1,751	1,743
5.433% due 09/25/2035		421	394
5.456% due 07/27/2037		1,741	1,464

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		225	243

MASTR Adjustable Rate Mortgages Trust
2.836% due 11/21/2034		700	672

Mellon Residential Funding Corp.
0.627% due 12/15/2030		439	406
0.887% due 11/15/2031		541	500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		$200	$216

Merrill Lynch Floating Trust
0.257% due 06/15/2022		30	30

Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036		1,868	1,375
5.426% due 12/25/2035		851	741

MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035		757	653
1.191% due 10/25/2035		449	370
1.653% due 10/25/2035		2,290	2,052

Morgan Stanley Capital I
0.247% due 10/15/2020		154	150
6.074% due 06/11/2049		600	656

Morgan Stanley Mortgage Loan Trust
2.301% due 06/25/2036		1,289	1,215

Opteum Mortgage Acceptance Corp.
0.446% due 07/25/2035		121	113

Permanent Master Issuer PLC
2.617% due 07/15/2042	EUR	1,400	2,034

RBSCF Trust
6.213% due 12/16/2049		$2,500	2,736

Residential Accredit Loans, Inc.
0.486% due 08/25/2035		224	136

Securitized Asset Sales, Inc.
2.565% due 11/26/2023		5	5

Sequoia Mortgage Trust
0.386% due 07/20/2036		2,694	2,129
0.536% due 10/19/2026		173	155

Structured Adjustable Rate Mortgage Loan Trust
0.426% due 06/25/2035		146	121
1.695% due 01/25/2035		222	142
2.580% due 02/25/2034		388	362
2.638% due 08/25/2035		320	251
5.500% due 12/25/2034		1,735	1,608

Structured Asset Mortgage Investments, Inc.
0.376% due 06/25/2036		173	109
0.396% due 04/25/2036		717	440
0.436% due 07/19/2035		2,352	2,057
0.516% due 10/19/2034		159	142

Structured Asset Securities Corp.
0.236% due 05/25/2036		2	2
2.756% due 10/25/2035		193	156

Swan Trust
6.190% due 04/25/2041	AUD	709	766

Thornburg Mortgage Securities Trust
0.296% due 11/25/2046		$3,398	3,356
0.306% due 10/25/2046		962	957

Vornado DP LLC
4.004% due 09/13/2028		6,500	6,337

Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020		2,602	2,361
0.277% due 09/15/2021		4,945	4,771
5.088% due 08/15/2041		1,400	1,498
5.418% due 01/15/2045		410	445

WaMu Mortgage Pass-Through Certificates
0.446% due 11/25/2045		332	277
0.476% due 10/25/2045		2,018	1,665
1.008% due 01/25/2047		1,302	813
1.048% due 05/25/2047		741	498
1.088% due 12/25/2046		175	122
1.278% due 02/25/2046		267	202
1.478% due 11/25/2042		38	33
1.778% due 11/25/2046		189	140
2.859% due 07/25/2046		1,234	902
5.184% due 12/25/2035		489	456

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.523% due 08/25/2035		$787	$690
5.936% due 10/25/2036		1,372	1,278

Wells Fargo Mortgage-Backed Securities Trust
2.832% due 09/25/2034		252	251

Total Mortgage-Backed Securities (Cost $258,514)			252,645

ASSET-BACKED SECURITIES 6.2%

Access Group, Inc.
1.574% due 10/27/2025		11,658	11,786

ACE Securities Corp.
0.236% due 12/25/2036		28	27

AMMC CDO
0.482% due 05/03/2018		500	489

Aquilae CLO PLC
1.469% due 01/17/2023	EUR	3,407	4,630

ARES CLO Funds
0.477% due 03/12/2018		$2,044	1,996

Asset-Backed Funding Certificates
0.246% due 01/25/2037		19	19
0.536% due 06/25/2034		1,480	1,180

Babson CLO Ltd.
0.581% due 11/15/2016		2,024	1,977

Bear Stearns Asset-Backed Securities Trust
0.236% due 11/25/2036		13	13
0.516% due 01/25/2036		2	2
0.846% due 10/25/2032		25	23

Carrington Mortgage Loan Trust
0.236% due 01/25/2037		122	120

Citibank Omni Master Trust
2.287% due 05/16/2016		10,400	10,527
2.937% due 08/15/2018		6,500	6,839

Citigroup Mortgage Loan Trust, Inc.
0.266% due 01/25/2037		383	279

College Loan Corp. Trust
0.524% due 01/25/2024		800	804

Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		112	120

Countrywide Asset-Backed Certificates
0.236% due 06/25/2047		104	103
0.256% due 06/25/2047		149	148
0.366% due 07/25/2036		4,978	4,280
0.436% due 04/25/2036		376	332

Credit-Based Asset Servicing & Securitization LLC
0.246% due 11/25/2036		203	162

Cumberland CLO Ltd.
0.517% due 11/10/2019		4,519	4,343

Duane Street CLO
0.518% due 11/08/2017		1,456	1,407

Equity One ABS, Inc.
0.486% due 04/25/2034		93	71

First CLO Ltd.
0.558% due 12/14/2016		1,364	1,330

First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036		52	51
0.526% due 11/25/2035		23,749	20,587
0.566% due 09/25/2035		14,835	13,840

Ford Credit Auto Owner Trust
1.607% due 06/15/2012		521	522

GSAMP Trust
0.256% due 12/25/2036		171	118

Harbourmaster CLO Ltd.
1.731% due 06/15/2020	EUR	714	984

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harvest CLO S.A.
2.003% due 03/29/2017	EUR	544	$753

HSBC Home Equity Loan Trust
0.336% due 03/20/2036		$2,419	2,225

HSI Asset Securitization Corp. Trust
0.236% due 10/25/2036		19	14
0.236% due 12/25/2036		83	80

Illinois Student Assistance Commission
0.754% due 04/25/2017		1,668	1,668

JPMorgan Mortgage Acquisition Corp.
0.236% due 10/25/2036		210	206

Katonah Ltd.
0.566% due 09/20/2016		3,878	3,783

Landmark CDO Ltd.
0.554% due 06/01/2017		6,407	6,192

Magi Funding PLC
1.835% due 04/11/2021	EUR	2,231	3,025

Magnolia Funding Ltd.
3.000% due 04/20/2017		958	1,400

Merrill Lynch Mortgage Investors, Inc.
0.256% due 07/25/2037		$16	15
0.266% due 09/25/2037		31	8
0.306% due 02/25/2037		618	332

Morgan Stanley IXIS Real Estate Capital Trust
0.236% due 11/25/2036		16	5

Nationstar Home Equity Loan Trust
0.306% due 04/25/2037		125	123

Nautique Funding Ltd.
0.528% due 04/15/2020		962	900

Navigare Funding CLO Ltd.
0.520% due 05/20/2019		700	681

Navigator CDO Ltd.
1.111% due 11/15/2015		339	330

Nelnet Student Loan Trust
0.974% due 07/25/2018		1,365	1,372

NYLIM Flatiron CLO Ltd.
0.488% due 08/08/2020		600	567

Pacifica CDO Ltd.
0.611% due 02/15/2017		9,069	8,874

Park Place Securities, Inc.
0.446% due 09/25/2035		31	28

Penta CLO S.A.
1.934% due 06/04/2024	EUR	3,970	5,263

Racers
0.476% due 07/25/2017		$1,388	1,360

Renaissance Home Equity Loan Trust
0.946% due 12/25/2032		65	47

Securitized Asset-Backed Receivables LLC Trust
0.246% due 12/25/2036		428	137

SLM Student Loan Trust
0.314% due 04/25/2019		8,800	8,527
0.384% due 04/25/2017		192	192
0.724% due 01/25/2017		1,500	1,503
1.429% due 10/25/2023	EUR	3,900	5,305
1.774% due 04/25/2023		$18,604	19,226
1.837% due 12/15/2017		2,752	2,771

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.350% due 04/15/2039		$5,729	$5,744
4.500% due 11/16/2043		8,829	8,517

Soundview Home Equity Loan Trust
0.246% due 11/25/2036		69	22
0.986% due 10/25/2037		57	56

Structured Asset Securities Corp.
0.236% due 10/25/2036		16	16
1.694% due 04/25/2035		800	644

Symphony CLO Ltd.
0.501% due 05/15/2019		3,100	2,936
See Accompanying Notes

WaMu Asset-Backed Certificates
0.236% due 01/25/2037		42	41

Wind River CLO Ltd.
0.576% due 12/19/2016		769	743

Wood Street CLO BV
1.763% due 03/29/2021	EUR	788	1,089

Total Asset-Backed Securities (Cost $182,637)			185,829

SOVEREIGN ISSUES 6.8%

Australia Government CPI Linked Bond
2.500% due 09/20/2030 (c)	AUD	2,200	2,393
3.000% due 09/20/2025 (c)		11,400	13,631
4.000% due 08/20/2020 (c)		4,500	8,084

Canada Government Bond
2.750% due 09/01/2016	CAD	9,600	10,129

Colombia Government International Bond
10.000% due 01/23/2012		$350	367

Export-Import Bank of Korea
0.523% due 10/04/2011		1,600	1,600

Instituto de Credito Oficial
3.276% due 03/25/2014	EUR	18,900	27,252

Italy Buoni Poliennali Del Tesoro Inflation Linked Bond
2.100% due 09/15/2016 (c)		11,116	15,981
2.100% due 09/15/2021 (c)		39,583	53,718
2.350% due 09/15/2019 (c)		10,324	14,642
2.600% due 09/15/2023 (c)		3,622	5,100

Italy Certificati Di Credito Del Tesoro/CCTS-eu
2.426% due 10/15/2017		13,700	19,120

New South Wales Treasury Corp.
2.750% due 11/20/2025 (c)	AUD	8,800	10,172

Societe Financement de l'Economie Francaise
0.476% due 07/16/2012		$19,200	19,263
2.125% due 01/30/2012		700	707

Total Sovereign Issues (Cost $195,440)			202,159

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Wells Fargo & Co.
7.500% due 12/31/2049		800	848

Total Convertible Preferred Securities (Cost $800)			848

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.0%

CERTIFICATES OF DEPOSIT 1.7%

Banco Bradesco S.A.
0.000% due 03/23/2012	$13,400	$13,345

Banco Do Brasil S.A.
0.000% due 11/15/2011	3,500	3,513

Barclays Bank PLC
1.345% due 12/16/2011	20,800	20,895

Itau Unibanco S.A.
0.000% due 09/26/2011	13,400	13,364

		51,117

REPURCHASE AGREEMENTS 0.2%

Morgan Stanley & Co., Inc.
0.010% due 07/01/2011	1,000	1,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 02/28/2013 valued at $1,023. Repurchase proceeds are $1,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2011	4,087	4,087
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $4,170. Repurchase proceeds are $4,087.)

		5,087

SHORT-TERM NOTES 0.0%

Banco Santander Brasil S.A.
2.596% due 12/28/2011	800	793

U.S. TREASURY BILLS 0.1%
0.044% due 07/28/2011 - 10/20/2011 (b)(e)(f)	3,710	3,710

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.0%
	13,740	138

Total Short-Term Instruments (Cost $60,591)		60,845

PURCHASED OPTIONS (j) 0.0%
(Cost $647)		972

Total Investments 141.4% (Cost $4,159,855)		$4,216,850

Written Options (k) (0.1%) (Premiums $6,718)		(4,541)

Other Assets and Liabilities (Net) (41.3%)		(1,230,903)

Net Assets 100.0%		$2,981,406

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $3,576 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	Securities with an aggregate market value of $1,150 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.
(g)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $9,663 at a weighted average interest rate of -0.214%. On June 30, 2011, securities valued at $29,468 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $2,245 and cash of $5 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2012	67	$98
90-Day Euribor June Futures	Long	06/2012	100	97
90-Day Euribor March Futures	Long	03/2013	67	101
90-Day Euribor September Futures	Long	09/2012	67	89
90-Day Eurodollar December Futures	Long	12/2011	289	106
90-Day Eurodollar December Futures	Long	12/2012	237	(16)
90-Day Eurodollar June Futures	Long	06/2012	241	180
90-Day Eurodollar March Futures	Long	03/2012	801	632
90-Day Eurodollar March Futures	Long	03/2013	185	(105)
90-Day Eurodollar September Futures	Long	09/2011	576	126
90-Day Eurodollar September Futures	Long	09/2012	226	124
Euro-Bobl September Futures	Long	09/2011	45	23

				$1,455

(i)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Cadbury Holdings Ltd.	BOA	(0.460%	)	12/20/2013	0.243%	$	1,300	$(7)	$0	$(7)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.813%		300	4	0	4
DISH DBS Corp.	BOA	(3.650%	)	12/20/2013	1.801%		3,500	(161)	0	(161)
DISH DBS Corp.	CITI	(3.650%	)	12/20/2013	1.801%		1,500	(69)	0	(69)
HCP, Inc.	GSC	(2.910%	)	03/20/2018	1.378%		3,000	(281)	0	(281)
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	2.771%		400	(20)	(13)	(7)
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	3.019%		900	30	0	30
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	1.388%		1,000	(1)	0	(1)
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.814%		2,000	(2)	0	(2)
Marsh & McLennan Cos., Inc.	DUB	(0.600%	)	09/20/2015	0.814%		2,000	17	0	17
Masco Corp.	CITI	(1.910%	)	12/20/2016	3.016%		1,500	79	0	79
Rexam PLC	BCLY	(1.450%	)	06/20/2013	0.456%		1,200	(24)	0	(24)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	1.853%		1,000	22	0	22
UST LLC	BOA	(0.340%	)	09/20/2012	0.114%		2,500	(7)	0	(7)
Xstrata Canada Corp.	BOA	(0.910%	)	06/20/2012	0.226%		1,000	(7)	0	(7)

								$(427)	$(13)	$(414)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	JPM	1.000%	03/20/2018	2.190%	$	1,100	$(77)	$(62)	$(15)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.938%		2,600	7	(31)	38
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.469%		6,000	(215)	(199)	(16)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	0.938%		1,000	3	(14)	17
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.938%		600	1	(7)	8
Brazil Government International Bond	RBS	1.000%	06/20/2015	0.938%		1,000	3	(19)	22
France Government Bond	BCLY	0.250%	12/20/2015	0.700%		500	(10)	(10)	0
France Government Bond	BOA	0.250%	12/20/2015	0.700%		6,500	(126)	(161)	35
France Government Bond	CITI	0.250%	06/20/2015	0.624%		2,900	(42)	(69)	27
France Government Bond	CITI	0.250%	12/20/2015	0.700%		2,600	(51)	(72)	21
France Government Bond	DUB	0.250%	06/20/2015	0.624%		2,700	(40)	(89)	49
France Government Bond	JPM	0.250%	06/20/2015	0.624%		2,400	(35)	(85)	50
France Government Bond	JPM	0.250%	12/20/2015	0.700%		2,600	(50)	(52)	2
France Government Bond	RBS	0.250%	12/20/2015	0.700%		1,500	(29)	(29)	0
Japan Government International Bond	BOA	1.000%	12/20/2015	0.792%		5,500	51	123	(72)
Japan Government International Bond	DUB	1.000%	12/20/2015	0.792%		400	3	8	(5)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.792%		3,300	31	69	(38)
Japan Government International Bond	HSBC	1.000%	06/20/2016	0.867%		13,300	89	(6)	95
Japan Government International Bond	JPM	1.000%	12/20/2015	0.792%		2,300	21	47	(26)

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Japan Government International Bond	RBS	1.000%	12/20/2015	0.792%	$	2,300	$22	$52	$(30)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.688%		700	3	(9)	12
Spain Government International Bond	GSC	1.000%	03/20/2016	2.571%		1,200	(79)	(68)	(11)
United Kingdom Gilt	BNP	1.000%	06/20/2016	0.590%		4,600	92	104	(12)
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.478%		3,600	74	29	45
United Kingdom Gilt	CSFB	1.000%	12/20/2015	0.534%		5,100	105	120	(15)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.478%		1,600	33	8	25
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.534%		2,500	52	58	(6)

							$(164)	$(364)	$200

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	$	16,600	$2,044	$2,205	$(161)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		3,100	382	460	(78)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		9,200	1,133	1,288	(155)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015		7,200	887	1,015	(128)
CDX.EM-14 5-Year Index	RBS	5.000%	12/20/2015		2,000	246	275	(29)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015		3,900	480	550	(70)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016		2,400	318	324	(6)
CDX.IG-16 5-Year Index	GSC	1.000%	06/20/2016		5,100	20	10	10

						$5,510	$6,127	$(617)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	12,500	$(305)	$(222)	$(83)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		18,400	(209)	(5)	(204)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		14,400	(126)	(125)	(1)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		9,000	(27)	0	(27)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		32,900	(87)	(23)	(64)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		56,900	525	77	448
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		19,000	76	(14)	90
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		2,400	45	20	25
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		8,500	278	(35)	313
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		5,200	170	(15)	185
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		400	27	3	24
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		2,200	147	4	143
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		9,900	34	(47)	81
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		37,100	150	19	131
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		11,500	46	16	30
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		9,600	49	0	49
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		10,900	73	(29)	102
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		3,600	29	15	14
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		16,700	167	65	102
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY	$	10,400	(348)	62	(410)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		17,800	(595)	612	(1,207)

							$119	$378	$(259)

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(j)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$	61,100	$207	$320
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012		37,500	91	91
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012		106,900	349	561

								$647	$972

(k)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	120	$26	$(27)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	87	30	(19)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	57	19	(24)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	57	26	(5)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	113	73	(8)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	113	53	(88)

				$227	$(171)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$	122,200	$217	$(71)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		37,500	214	(222)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012		213,800	362	(125)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		8,600	59	(45)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		4,100	26	(22)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		172,100	1,381	(906)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		4,600	40	(18)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		29,400	295	(112)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		24,800	282	(95)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		15,000	168	(57)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		19,600	180	(75)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		29,200	324	(112)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011		11,900	23	(18)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011		11,900	49	(28)
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.000%	08/24/2011		22,400	124	(76)
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	3.750%	08/24/2011		22,400	124	(72)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		41,400	286	(249)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011		41,400	468	(362)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		3,700	24	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		6,300	43	0

								$4,689	$(2,665)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	$	9,100	$20	$(20)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011		9,100	37	(5)
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	09/21/2011		2,100	8	(5)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	09/21/2011		2,100	10	(1)
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011		1,500	8	(1)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	09/21/2011		4,500	20	(5)

							$103	$(37)

Foreign Currency Options
Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC AUD versus USD	UBS	$0.998	08/18/2011	AUD	16,400	$149	$(47)

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$	16,800	$89	$(109)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		16,400	83	(106)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011		35,200	391	(571)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011		40,400	439	(662)

						$1,002	$(1,448)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$18,900	$160	$(51)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	33,400	298	(93)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	4,400	57	(13)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	4,400	33	(16)

						$548	$(173)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premium
Balance at 12/31/2010	2,468	$560,100	AUD	0	EUR	16,600	$5,979
Sales	1,664	666,500		16,400		0	3,097
Closing Buys	(3,585)	(176,800)		0		(16,600)	(2,307)
Expirations	0	0		0		0	0
Exercised	0	(9,200)		0		0	(51)

Balance at 06/30/2011	547	$1,040,600	AUD	16,400	EUR	0	$6,718

(l)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	7,934	07/2011	DUB	$0	$(216)	$(216)
Sell	BRL	22,579	08/2011	BCLY	0	(252)	(252)
Buy		22,579	08/2011	UBS	406	0	406
Buy		22,579	09/2011	BCLY	247	0	247
Buy	CAD	9,307	09/2011	DUB	184	0	184
Buy		3,802	09/2011	RBC	79	0	79
Buy	CNY	10,465	11/2011	BCLY	11	(1)	10
Buy		9,336	11/2011	JPM	0	(3)	(3)
Buy		7,103	11/2011	RBS	5	0	5
Buy		12,000	02/2012	DUB	17	0	17
Buy		33,446	02/2012	JPM	75	0	75
Sell	EUR	4,550	07/2011	JPM	0	(17)	(17)
Sell		50	07/2011	UBS	0	0	0
Sell		242,713	09/2011	BNP	0	(4,499)	(4,499)
Sell	GBP	732	09/2011	UBS	28	0	28
Buy	IDR	42,917,600	10/2011	CITI	308	0	308
Buy		19,055,000	10/2011	GSC	137	0	137
Buy		14,251,200	01/2012	CITI	54	0	54
Buy	INR	66,911	08/2011	BCLY	13	0	13
Buy		137,000	08/2011	DUB	126	0	126
Buy		353,000	08/2011	HSBC	302	0	302
Buy		213,252	08/2011	JPM	129	0	129
Buy		540,738	08/2011	RBS	427	0	427
Sell	JPY	675,822	07/2011	JPM	0	(327)	(327)
Buy	KRW	17,135,942	08/2011	CITI	284	0	284
Buy		18,000,000	08/2011	JPM	477	0	477
Buy	MXN	43,652	07/2011	CITI	28	0	28
Buy		80,889	07/2011	HSBC	167	0	167
Buy		44,605	07/2011	MSC	119	0	119
Sell		169,146	07/2011	MSC	0	(58)	(58)
Buy		169,146	11/2011	MSC	69	0	69
Buy	MYR	11,757	08/2011	BCLY	96	0	96
Buy		10,870	08/2011	CITI	81	0	81
Buy		3,099	08/2011	HSBC	21	0	21
Buy		1,800	08/2011	JPM	13	0	13

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MYR	2,886	11/2011	CITI	$0	$(15)	$(15)
Buy	PHP	258,978	11/2011	BCLY	117	0	117
Buy		82,700	11/2011	CITI	36	0	36
Buy		94,700	03/2012	CITI	0	(9)	(9)
Buy		307,798	03/2012	JPM	0	(16)	(16)
Buy	SGD	600	09/2011	BCLY	19	0	19
Buy		1,300	09/2011	CITI	42	0	42
Buy		5,400	09/2011	DUB	32	0	32
Buy		2,000	09/2011	GSC	4	0	4
Buy		3,734	09/2011	JPM	57	0	57
Buy		4,400	09/2011	RBS	75	0	75
Buy		1,400	09/2011	UBS	0	0	0
Buy		1,386	12/2011	CITI	29	0	29

					$4,314	$(5,413)	$(1,099)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$15,240	$0	$15,240
Corporate Bonds & Notes
Banking & Finance	0	801,555	695	802,250
Industrials	0	80,320	0	80,320
Utilities	0	2,665	0	2,665
Municipal Bonds & Notes
California	0	439	0	439
North Carolina	0	7,286	0	7,286
Ohio	0	668	0	668
Rhode Island	0	268	0	268
West Virginia	0	768	0	768
U.S. Government Agencies	0	171,378	12,339	183,717
U.S. Treasury Obligations	0	2,419,931	0	2,419,931
Mortgage-Backed Securities	0	240,849	11,796	252,645
Asset-Backed Securities	0	180,215	5,614	185,829
Sovereign Issues	0	202,159	0	202,159
Convertible Preferred Securities
Banking & Finance	848	0	0	848
Short-Term Instruments
Certificates of Deposit	0	51,117	0	51,117
Repurchase Agreements	0	5,087	0	5,087
Short-Term Notes	0	793	0	793
U.S. Treasury Bills	0	3,710	0	3,710

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
PIMCO Short-Term Floating NAV Portfolio	$138	$0	$0	$138
Purchased Options
Interest Rate Contracts	0	972	0	972

	$986	$4,185,420	$30,444	$4,216,850

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	608	0	608
Foreign Exchange Contracts	0	4,314	0	4,314
Interest Rate Contracts	1,576	1,737	0	3,313
	$1,576	$6,659	$0	$8,235

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,476)	0	(1,476)
Foreign Exchange Contracts	0	(5,460)	0	(5,460)
Interest Rate Contracts	(121)	(4,832)	(1,621)	(6,574)
	$(121)	$(11,768)	$(1,621)	$(13,510)

Totals	$2,441	$4,180,311	$28,823	$4,211,575

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$696	$0	$0	$0	$0	$(1)	$0	$0	$695	$(1)
U.S. Government Agencies	25,676	(12,596)	(821)	0	0	80	0	0	12,339	76
Mortgage-Backed Securities	4,969	11,718	(3,300)	0	17	134	0	(1,742)	11,796	78
Asset-Backed Securities	21,415	2,994	(1,496)	80	32	1,171	0	(18,582)	5,614	56
Short-Term Instruments
Short-Term Notes	780	0	0	10	0	3	0	(793)	0	0

	$53,536	$2,116	$(5,617)	$90	$49	$1,387	$0	$(21,117)	$30,444	$209

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(2,148)	$0	$0	$0	$0	$527	$0	$0	$(1,621)	$527

Totals	$51,388	$2,116	$(5,617)	$90	$49	$1,914	$0	$(21,117)	$28,823	$736

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.

See Accompanying Notes	Semiannual Report	June 30, 2011	19

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$972	$972
Variation margin receivable(2)	0	0	0	0	206	206
Unrealized appreciation on foreign currency contracts	0	0	0	4,314	0	4,314
Unrealized appreciation on swap agreements	0	608	0	0	1,737	2,345

	$0	$608	$0	$4,314	$2,915	$7,837

Liabilities:
Written options outstanding	$0	$37	$0	$47	$4,457	$4,541
Variation margin payable(2)	0	0	0	0	223	223
Unrealized depreciation on foreign currency contracts	0	0	0	5,413	0	5,413
Unrealized depreciation on swap agreements	0	1,439	0	0	1,996	3,435

	$0	$1,476	$0	$5,460	$6,676	$13,612

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$1,425	$0	$0	$184	$1,609
Net realized (loss) on foreign currency transactions	0	0	0	(4,815)	0	(4,815)

	$0	$1,425	$0	$(4,815)	$184	$(3,206)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$172	$172
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	(575)	0	102	4,044	3,571
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(2,960)	0	(2,960)

	$0	$(575)	$0	$(2,858)	$4,216	$783

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $1,455 as reported in the Notes to Schedule of Investments.

20	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(o)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$216	$0	$216
BNP	(4,398)	1,760	(2,638)
BOA	(415)	460	45
CITI	2,621	(2,300)	321
CSFB	(49)	0	(49)
DUB	339	(300)	39
GSC	(604)	800	196
HSBC	1,225	(1,090)	135
JPM	1,202	(1,030)	172
MLP	425	(250)	175
MSC	(951)	557	(394)
RBC	79	(30)	49
RBS	121	(300)	(179)
UBS	730	(420)	310

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	June 30, 2011	21

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3).

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio.

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. For a Portfolio with income linked to inflation, writing inflation-capped options provides additional income and hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future. The Portfolio may enter into credit default swaption agreements to earn income on the premiums or to hedge exposure to the credit risk of an investment without making a commitment to the underlying contract.

Semiannual Report	June 30, 2011	25

Notes to Financial Statements (Cont.)

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. A foreign currency option will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A short straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The short straddle profits when the underlying security price has little volatility before the expiration date. A long straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The long straddle profits when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit

26	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement.

Semiannual Report	June 30, 2011	27

Notes to Financial Statements (Cont.)

United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

28	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation	Market Value 06/30/2011	Dividend Income
$433,411	$517,669	$(951,000)	$ 31	$27	$138	$69

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$6,159,336	$6,010,142	$702,882	$202,484

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,336	$17,835	2,296	$29,878
Administrative Class	31,673	424,605	67,379	876,739
Advisor Class	9,682	129,853	11,997	158,364
Issued as reinvestment of distributions
Institutional Class	119	1,608	182	2,377
Administrative Class	2,661	35,948	3,747	48,874
Advisor Class	255	3,450	186	2,435
Cost of shares redeemed
Institutional Class	(932)	(12,330)	(3,026)	(38,475)
Administrative Class	(20,037)	(267,556)	(37,099)	(481,277)
Advisor Class	(1,082)	(14,374)	(1,356)	(17,644)
Net increase resulting from Portfolio share transactions	23,675	$319,039	44,306	$581,271

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Institutional Class	4	95
Administrative Class	5	65
Advisor Class	3	82

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Semiannual Report	June 30, 2011	29

Notes to Financial Statements (Cont.)

June 30, 2011 (Unaudited)

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$73,695	$ (16,700)	$56,995

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

30	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	MYR	Malaysian Ringgit
CAD	Canadian Dollar	INR	Indian Rupee	PHP	Philippine Peso
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
EUR	Euro	KRW	South Korean Won	USD	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate

Semiannual Report	June 30, 2011	31

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS59_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Short-Term Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	53.9%
Short-Term Instruments	21.4%
U.S. Government Agencies	11.0%
Asset-Backed Securities	5.1%
Mortgage-Backed Securities	5.0%
Other	3.6%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	5 Years	10 Years	Class Inception (09/30/1999)
PIMCO Short-Term Portfolio Administrative Class	0.76%	1.75%	3.44%	3.15%	3.57%
Citigroup 3-Month Treasury Bill Index±	0.06%	0.14%	1.87%	2.01%	2.53%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.60% for Administrative Class shares.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,007.57	$1,021.82
Expenses Paid During Period†	$2.99	$3.01
Net Annualized Expense Ratio	0.60%	0.60%

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	An above-benchmark U.S. duration (or sensitivity to changes in market interest rates) was positive for returns as short-term interest rates moved lower across the yield curve.

»	The Portfolio’s exposure to the Agency mortgage-backed securities was positive for performance as the sector posted positive returns over the reporting period.

»	Exposure to the corporate sector added to returns as the sector posted positive performance over the reporting period.

»	At the end of the reporting period on June 30, 2011, the Portfolio’s 30 Day SEC yield[1] was 0.84%.

1The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Portfolio’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Portfolio’s expenses.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Short-Term Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Administrative Class
Net asset value beginning of year or period	$10.18		$10.07	$9.62	$10.01	$10.04	$10.05
Net investment income (a)	0.05		0.09	0.20	0.36	0.47	0.44
Net realized/unrealized gain (loss) on investments	0.03		0.13	0.54	(0.39)	(0.03)	(0.02)
Total income (loss) from investment operations	0.08		0.22	0.74	(0.03)	0.44	0.42
Dividends from net investment income	(0.05)		(0.09)	(0.20)	(0.36)	(0.47)	(0.43)
Distributions from net realized capital gains	0.00		(0.02)	(0.09)	0.00	0.00	0.00
Total distributions	(0.05)		(0.11)	(0.29)	(0.36)	(0.47)	(0.43)
Net asset value end of year or period	$10.21		$10.18	$10.07	$9.62	$10.01	$10.04
Total return	0.76%		2.11%	7.80%	(0.31)%	4.49%	4.27%
Net assets end of year or period (000s)	$34,689		$26,794	$16,335	$12,385	$12,991	$9,211
Ratio of expenses to average net assets	0.60	%*	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets excluding interest expense	0.60	%*	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	0.95	%*	0.88%	1.98%	3.65%	4.73%	4.40%
Portfolio turnover rate	64	%**	231%**	524%	191%	160%	111%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$52,345
Investments in Affiliates, at value	11,144
Repurchase agreements, at value	661
Cash	2
Deposits with counterparty	8
Foreign currency, at value	47
Receivable for investments sold	27
Receivable for Portfolio shares sold	34
Interest and dividends receivable	313
Dividends receivable from Affiliates	2
Swap premiums paid	15
Unrealized appreciation on foreign currency contracts	75
Unrealized appreciation on swap agreements	39
64,712

Liabilities:
Payable for investments purchased	$300
Payable for investments in Affiliates purchased	2
Payable for Portfolio shares redeemed	249
Written options outstanding	75
Accrued related party fees	30
Swap premiums received	18
Unrealized depreciation on foreign currency contracts	114
Unrealized depreciation on swap agreements	6
794

Net Assets	$63,918

Net Assets Consist of:
Paid in capital	$63,446
Undistributed net investment income	261
Accumulated undistributed net realized gain	269
Net unrealized (depreciation)	(58)
$63,918

Net Assets:
Institutional Class	$7,965
Administrative Class	34,689
Advisor Class	21,264

Shares Issued and Outstanding:
Institutional Class	780
Administrative Class	3,398
Advisor Class	2,083

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.21
Administrative Class	10.21
Advisor Class	10.21

Cost of Investments	$52,404
Cost of Investments in Affiliates	$11,145
Cost of Repurchase Agreements	$661
Cost of Foreign Currency Held	$46
Premiums Received on Written Options	$83

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$395
Dividends from Affiliate investments	6
Total Income	401

Expenses:
Investment advisory fees	64
Supervisory and administrative fees	51
Servicing fees – Administrative Class	19
Distribution and/or servicing fees – Advisor Class	24
Total Expenses	158

Net Investment Income	243

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	150
Net realized gain on Affiliate investments	1
Net realized gain on futures contracts, written options and swaps	47
Net realized gain on foreign currency transactions	38
Net change in unrealized (depreciation) on investments	(70)
Net change in unrealized (depreciation) on Affiliate investments	(1)
Net change in unrealized appreciation on futures contracts, written options and swaps	29
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(55)
Net Gain	139

Net Increase in Net Assets Resulting from Operations	$382

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Short-Term Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$243	$333
Net realized gain	235	136
Net realized gain on Affiliate investments	1	1
Net change in unrealized appreciation (depreciation)	(96)	262
Net change in unrealized (depreciation) on Affiliate investments	(1)	0
Net increase resulting from operations	382	732

Distributions to Shareholders:
From net investment income
Institutional Class	(39)	(67)
Administrative Class	(117)	(211)
Advisor Class	(79)	(41)
From net realized capital gains
Institutional Class	0	(11)
Administrative Class	0	(45)
Advisor Class	0	(17)

Total Distributions	(235)	(392)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	15,796	24,656

Total Increase in Net Assets	15,943	24,996

Net Assets:
Beginning of period	47,975	22,979
End of period*	$63,918	$47,975

*Including undistributed net investment income of:	$261	$253

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 54.1%

BANKING & FINANCE 27.3%

Abbey National Treasury Services PLC
1.854% due 04/25/2014	$400	$398

Ally Financial, Inc.
7.500% due 12/31/2013	250	268

American Express Bank FSB
5.500% due 04/16/2013	250	268

ASIF Global Financing XIX
4.900% due 01/17/2013	400	418

Banco do Brasil S.A.
4.500% due 01/22/2015	200	210

Banco Santander Chile
1.524% due 04/20/2012	100	100

Bank of Scotland PLC
5.000% due 11/21/2011	100	101

Banque PSA Finance
2.146% due 04/04/2014	200	200

Barclays Bank PLC
1.023% due 01/13/2012	100	100
2.500% due 01/23/2013	150	153
5.450% due 09/12/2012	100	105

BNZ International Funding Ltd.
2.625% due 06/05/2012	500	510

BPCE S.A.
2.375% due 10/04/2013	300	305

BRFkredit A/S
0.528% due 04/15/2013	200	200

Cie de Financement Foncier
1.024% due 07/23/2012	200	200
1.625% due 07/23/2012	200	202

Citigroup, Inc.
1.733% due 01/13/2014	200	201
2.262% due 08/13/2013	350	357

Commonwealth Bank of Australia
0.796% due 03/19/2013	200	200

Credit Agricole Home Loan SFH
1.024% due 07/21/2014	700	701

Credit Agricole S.A.
0.623% due 02/02/2012	100	100

Credit Suisse
1.241% due 01/14/2014	400	402

DanFin Funding Ltd.
0.976% due 07/16/2013	300	300

Dexia Credit Local
0.652% due 03/05/2013	500	499

Dexia Credit Local S.A.
0.535% due 01/12/2012	400	400

Encana Holdings Finance Corp.
5.800% due 05/01/2014	100	111

FIH Erhvervsbank A/S
0.620% due 06/13/2013	200	200

Ford Motor Credit Co. LLC
7.800% due 06/01/2012	300	314

General Electric Capital Corp.
1.144% due 01/07/2014	50	50

Genworth Global Funding Trusts
5.250% due 05/15/2012	200	207

HSBC Bank PLC
0.914% due 08/12/2013	300	301
1.076% due 01/17/2014	500	503
1.625% due 07/07/2014 (b)	300	301

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ICICI Bank Ltd.
2.007% due 02/24/2014	$200	$199

ING Bank NV
1.596% due 10/18/2013	200	202

Intesa Sanpaolo SpA
2.658% due 02/24/2014	100	100

Landesbank Baden-Wuerttemberg
0.466% due 06/22/2012	400	399

Lloyds TSB Bank PLC
2.624% due 01/24/2014	250	254

Merrill Lynch & Co., Inc.
5.450% due 02/05/2013	500	531
5.571% due 10/04/2012	200	207

MetLife, Inc.
1.520% due 08/06/2013	200	202

Monumental Global Funding III
0.444% due 01/25/2013	400	396

Morgan Stanley
1.874% due 01/24/2014	300	302
2.761% due 05/14/2013	300	308

NIBC Bank NV
0.633% due 12/02/2014	750	752

Nordea Bank AB
1.181% due 01/14/2014	400	404

Pricoa Global Funding I
5.400% due 10/18/2012	200	210

RCI Banque S.A.
2.155% due 04/11/2014	200	201

Royal Bank of Scotland Group PLC
0.870% due 12/02/2011	100	100
0.964% due 05/11/2012	300	302
2.678% due 08/23/2013	400	411

Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012	100	100

SLM Corp.
5.400% due 10/25/2011	125	126

SSIF Nevada LP
0.981% due 04/14/2014	400	400

Stadshypotek AB
0.796% due 09/30/2013	300	300

Standard Chartered PLC
1.214% due 05/12/2014	250	250

Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014	200	202

Sun Life Financial Global Funding LP
0.496% due 10/06/2013	100	99

Suncorp-Metway Ltd.
1.778% due 07/16/2012	300	305

Swedbank AB
0.731% due 01/14/2013	300	299

Swedbank Hypotek AB
0.696% due 03/28/2014	600	603

Westpac Banking Corp.
0.976% due 03/31/2014	400	400

		17,449

INDUSTRIALS 20.5%

Agilent Technologies, Inc.
2.500% due 07/15/2013	200	204

American Airlines Pass-Through Trust
7.858% due 04/01/2013	200	202

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anglo American Capital PLC
9.375% due 04/08/2014	$200	$239

Anheuser-Busch InBev Worldwide, Inc.
0.824% due 01/27/2014	400	402

Archer-Daniels-Midland Co.
0.422% due 08/13/2012	300	301

Barrick Gold Corp.
1.750% due 05/30/2014	100	100

Case New Holland, Inc.
7.750% due 09/01/2013	110	120

Charter Communications Operating LLC
8.000% due 04/30/2012	150	157

Codelco, Inc.
5.500% due 10/15/2013	125	135

Cox Communications, Inc.
7.125% due 10/01/2012	425	456

CRH America, Inc.
5.625% due 09/30/2011	200	202

CSN Islands VIII Corp.
9.750% due 12/16/2013	100	116

Daimler Finance North America LLC
0.856% due 03/28/2014	500	501

Danaher Corp.
0.496% due 06/21/2013	500	501

DCP Midstream LLC
9.700% due 12/01/2013	250	292

Delta Air Lines Pass-Through Trust
7.111% due 03/18/2013	200	202

DISH DBS Corp.
6.375% due 10/01/2011	200	202

Dollar General Corp.
10.625% due 07/15/2015	50	53

Dow Chemical Co.
4.850% due 08/15/2012	450	470

Encana Corp.
4.750% due 10/15/2013	200	215
6.300% due 11/01/2011	100	102

Enterprise Products Operating LLC
5.600% due 10/15/2014	200	222

Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013	450	504

General Mills, Inc.
0.611% due 05/16/2014	250	251
6.000% due 02/15/2012	91	94

Georgia-Pacific LLC
7.125% due 01/15/2017	290	306
8.250% due 05/01/2016	200	227

Hewlett-Packard Co.
0.654% due 05/30/2014	475	478

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	250	271

ICI Wilmington, Inc.
5.625% due 12/01/2013	250	271

Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016	100	105

Johnson Controls, Inc.
0.683% due 02/04/2014	350	351

Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	100	105
7.125% due 03/15/2012	250	261

Kraft Foods, Inc.
5.625% due 11/01/2011	52	53

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	$100	$102

Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014	100	110

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	300	310

Rio Tinto Alcan, Inc.
4.875% due 09/15/2012	200	209

Rockies Express Pipeline LLC
6.250% due 07/15/2013	200	215

SABMiller PLC
6.200% due 07/01/2011	300	300

Sanofi
0.446% due 03/28/2013	400	401

Shell International Finance BV
0.596% due 06/22/2012	100	100

Southwest Airlines Co.
10.500% due 12/15/2011	300	312

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	200	209

Steel Dynamics, Inc.
7.375% due 11/01/2012	350	371

Telefonica Emisiones S.A.U.
2.582% due 04/26/2013	350	354

Teva Pharmaceutical Finance III LLC
1.500% due 06/15/2012	100	101

Transcontinental Gas Pipe Line Co. LLC
7.000% due 08/15/2011	200	201

Volkswagen International Finance NV
0.917% due 04/01/2014	200	202
1.875% due 04/01/2014	300	302

WM Wrigley Jr. Co.
2.450% due 06/28/2012	400	401

Xerox Corp.
6.875% due 08/15/2011	250	252

		13,123

UTILITIES 6.3%

Appalachian Power Co.
5.650% due 08/15/2012	382	401

BP Capital Markets PLC
0.850% due 03/11/2014	200	201
5.250% due 11/07/2013	100	108

Crown Castle Towers LLC
3.214% due 08/15/2035	200	203

El Paso Performance-Linked Trust
7.750% due 07/15/2011	400	401

KCP&L Greater Missouri Operations Co.
11.875% due 07/01/2012	200	220

Majapahit Holding BV
7.250% due 10/17/2011	100	101

NGPL PipeCo LLC
6.514% due 12/15/2012	450	473

Qwest Corp.
8.875% due 03/15/2012	400	422

Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012	250	261

Sprint Capital Corp.
8.375% due 03/15/2012	100	104

Telecom Italia Capital S.A.
0.886% due 07/18/2011	266	266
5.250% due 11/15/2013	200	211

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verizon Wireless Capital LLC
7.375% due 11/15/2013	$200	$228

Vodafone Group PLC
5.350% due 02/27/2012	400	413

		4,013

Total Corporate Bonds & Notes (Cost $34,497)		34,585

CONVERTIBLE BONDS & NOTES 0.8%

BANKING & FINANCE 0.3%

Boston Properties LP
2.875% due 02/15/2037	200	202

INDUSTRIALS 0.5%

Transocean, Inc.
1.500% due 12/15/2037	300	297

Total Convertible Bonds & Notes (Cost $495)		499

MUNICIPAL BONDS & NOTES 0.9%

CALIFORNIA 0.4%

University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	250	254

NEW JERSEY 0.2%

New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.247% due 06/15/2013	100	100

NEW YORK 0.3%

New York City, New York General Obligation Notes, Series 2011
1.520% due 08/01/2013	200	203

Total Municipal Bonds & Notes (Cost $550)		557

U.S. GOVERNMENT AGENCIES 11.0%

Fannie Mae
0.215% due 09/17/2012	1,470	1,472
0.246% due 12/25/2036	25	24
0.306% due 03/25/2034	19	19
0.336% due 08/25/2034	5	5
0.386% due 10/27/2037	100	99
0.466% due 12/25/2036	49	49
0.536% due 05/25/2042	16	16
0.910% due 01/01/2021	199	198
1.495% due 03/01/2044 - 07/01/2044	53	54
2.750% due 10/01/2031	3	3

Federal Farm Credit Bank
0.180% due 08/13/2012	1,000	1,001
0.210% due 09/07/2012	1,500	1,501

Freddie Mac
0.140% due 02/04/2013	700	700
0.226% due 12/25/2036	63	62
0.417% due 02/15/2019	135	135
0.537% due 06/15/2031	8	8
0.687% due 02/15/2041	267	269
1.484% due 10/25/2044	163	164
1.495% due 02/25/2045	172	170
1.695% due 07/25/2044	64	62
5.000% due 01/15/2018	4	4
5.500% due 08/15/2030	1	1

Ginnie Mae
2.000% due 02/20/2032	13	13

NCUA Guaranteed Notes
0.540% due 12/07/2020	260	261

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.560% due 11/06/2017		$353	$353
0.750% due 12/08/2020		238	240
1.600% due 10/29/2020		188	189

Total U.S. Government Agencies (Cost $7,065)			7,072

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
1.000% due 07/31/2011		56	56

Total U.S. Treasury Obligations (Cost $56)			56

MORTGAGE-BACKED SECURITIES 5.0%

Adjustable Rate Mortgage Trust
4.207% due 11/25/2035		1,133	847

Arkle Master Issuer PLC
1.410% due 05/17/2060		100	100

Arran Residential Mortgages Funding PLC
0.336% due 09/20/2056		200	199

Banc of America Large Loan, Inc.
0.697% due 08/15/2029		59	55

Banc of America Mortgage Securities, Inc.
3.459% due 07/20/2032		1	1

BCRR Trust
4.230% due 12/22/2035		88	90
4.230% due 02/22/2041		100	103

Bear Stearns Adjustable Rate Mortgage Trust
3.070% due 01/25/2034		7	7

Bear Stearns Alt-A Trust
2.916% due 09/25/2035		38	28

Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035		24	23

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		100	102

Commercial Mortgage Pass-Through Certificates
0.277% due 06/15/2022		9	8
0.287% due 12/15/2020		39	38

Countrywide Alternative Loan Trust
0.336% due 05/20/2046		5	4

Countrywide Home Loan Mortgage Pass-Through Trust
0.526% due 06/25/2035		32	29

Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032		6	5
1.870% due 05/25/2032		1	1
2.444% due 06/25/2033		31	29

European Loan Conduit
1.570% due 05/15/2019	EUR	35	46

Extended Stay America Trust
3.330% due 01/05/2013 (a)		$247	11

First Republic Mortgage Loan Trust
0.487% due 08/15/2032		27	25

First Union National Bank Commercial Mortgage
6.141% due 02/12/2034		81	83

Fosse Master Issuer PLC
1.619% due 10/18/2054		200	200

Greenpoint Mortgage Funding Trust
0.406% due 06/25/2045		47	31

GSR Mortgage Loan Trust
2.790% due 09/25/2035		41	39

Harborview Mortgage Loan Trust
0.406% due 05/19/2035		61	41

Holmes Master Issuer PLC
0.378% due 07/15/2020		500	494

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Commercial Mortgage Securities Corp.
2.749% due 11/15/2043	$96	$96

Mellon Residential Funding Corp.
0.627% due 12/15/2030	11	10

Merrill Lynch Floating Trust
0.257% due 06/15/2022	10	10

MLCC Mortgage Investors, Inc.
1.191% due 10/25/2035	21	18

Structured Asset Mortgage Investments, Inc.
0.416% due 05/25/2045	74	47
0.436% due 07/19/2035	10	7
0.846% due 09/19/2032	7	6

Structured Asset Securities Corp.
0.236% due 05/25/2036	2	2

Thornburg Mortgage Securities Trust
0.286% due 03/25/2037	47	46
0.296% due 11/25/2046	34	33

Wachovia Bank Commercial Mortgage Trust
5.927% due 06/15/2049	183	189

WaMu Mortgage Pass-Through Certificates
1.278% due 02/25/2046	33	25
1.278% due 08/25/2046	49	32
1.478% due 11/25/2042	18	15
1.678% due 06/25/2042	4	3

Total Mortgage-Backed Securities (Cost $3,324)		3,178

ASSET-BACKED SECURITIES 5.1%

ACE Securities Corp.
0.236% due 12/25/2036	7	7

Ally Auto Receivables Trust
0.750% due 04/15/2012	9	9

Arkansas Student Loan Authority
1.157% due 11/25/2043	225	224

Babson CLO Ltd.
0.581% due 11/15/2016	145	141

Bear Stearns Asset-Backed Securities Trust
0.236% due 11/25/2036	7	6
0.266% due 10/25/2036	10	10
0.846% due 10/25/2032	2	2

Carrington Mortgage Loan Trust
0.286% due 06/25/2037	39	36

Chase Issuance Trust
1.737% due 04/15/2014	100	101

Citibank Omni Master Trust
2.287% due 05/16/2016	250	253
2.937% due 08/15/2018	200	210

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates
0.666% due 12/25/2031		$2	$1
0.926% due 05/25/2032		1	1

Credit Suisse First Boston Mortgage Securities Corp.
0.926% due 08/25/2032		3	2

Ford Auto Securitization Trust
1.793% due 09/15/2013	CAD	69	72
1.926% due 06/15/2013		206	215

Ford Credit Auto Owner Trust
1.607% due 06/15/2012		$6	6
2.687% due 05/15/2013		140	141

Irwin Home Equity Corp.
0.726% due 07/25/2032		2	1

JPMorgan Mortgage Acquisition Corp.
0.236% due 10/25/2036		6	6

MASTR Asset-Backed Securities Trust
0.236% due 11/25/2036		3	1

Nelnet Student Loan Trust
0.974% due 07/25/2018		213	214

New Century Home Equity Loan Trust
0.446% due 06/25/2035		21	20

Nissan Auto Receivables Owner Trust
0.356% due 10/17/2011		3	3

Renaissance Home Equity Loan Trust
0.546% due 11/25/2034		9	7
0.626% due 08/25/2033		11	10
0.686% due 12/25/2033		45	38

SLM Student Loan Trust
0.404% due 04/25/2017		69	69
0.447% due 12/17/2018		311	311
0.774% due 10/25/2017		400	401
1.774% due 04/25/2023		159	164
3.500% due 08/17/2043		186	187
4.500% due 11/16/2043		95	91
6.187% due 07/15/2042		297	282

Structured Asset Securities Corp.
0.476% due 01/25/2033		3	2

Total Asset-Backed Securities (Cost $3,253)			3,244

SOVEREIGN ISSUES 1.9%

Emirate of Abu Dhabi
5.500% due 04/08/2014		300	331

Export-Import Bank of Korea
1.300% due 03/13/2012		400	400

Kommunalbanken A/S
3.375% due 11/15/2011		200	202

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Qatar Government International Bond
5.150% due 04/09/2014	$250	$272

Total Sovereign Issues (Cost $1,204)		1,205

SHORT-TERM INSTRUMENTS 21.5%

CERTIFICATES OF DEPOSIT 1.9%

Banco Bradesco S.A.
1.955% due 01/24/2013	250	252

Intesa Sanpaolo SpA
0.775% due 01/19/2012	400	399

Itau Unibanco S.A.
0.000% due 09/12/2011	250	250

UBS AG
0.948% due 11/02/2012	300	300

		1,201

COMMERCIAL PAPER 0.5%

Urenco Finance NV
0.710% due 07/08/2011	300	300

REPURCHASE AGREEMENTS 1.0%

State Street Bank and Trust Co.
0.010% due 07/01/2011	661	661

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $675. Repurchase proceeds are $661.)

SHORT-TERM NOTES 0.6%

Holmes Master Issuer PLC
0.337% due 10/15/2011	400	400

U.S. TREASURY BILLS 0.1%
0.127% due 09/15/2011 (e)	26	26

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 17.4%
	1,112,268	11,144

Total Short-Term Instruments (Cost $13,730)		13,732

PURCHASED OPTIONS (g) 0.0%
(Cost $36)		22

Total Investments 100.4% (Cost $64,210)		$64,150

Written Options (h) (0.1%) (Premiums $83)		(75)

Other Assets and Liabilities (Net) (0.3%)		(157)

Net Assets 100.0%		$63,918

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	When-Issued security.
(c)	Affiliated to the Portfolio.
(d)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $196 at a weighted average interest rate of -0.600%. On June 30, 2011, there were no open reverse repurchase agreements.
(e)	Securities with an aggregate market value of $26 and cash of $8 have been pledged as collateral for futures contracts. On June 30, 2011, there were no open futures contracts.

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

(f)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	CITI	1.000%	03/20/2013	0.658%	$	300	$2	$2	$0
ArcelorMittal	BCLY	1.000%	03/20/2013	1.174%		300	(1)	(2)	1
ArcelorMittal	MSC	1.000%	06/20/2014	1.748%		200	(5)	(3)	(2)
BHP Billiton Finance USA Ltd.	DUB	1.000%	12/20/2015	0.676%		75	1	1	0
BHP Billiton Finance USA Ltd.	MSC	1.000%	12/20/2011	0.279%		300	1	1	0
BP Capital Markets America, Inc.	BNP	1.000%	09/20/2011	0.203%		100	1	(7)	8
BP Capital Markets America, Inc.	GSC	5.000%	06/20/2015	0.676%		100	17	(3)	20
Emirate of Abu Dhabi Government Bond	DUB	1.000%	03/20/2014	0.583%		200	3	1	2
Ensco PLC	CSFB	1.000%	03/20/2014	0.509%		250	3	(2)	5
Freeport-McMoRan Copper & Gold, Inc.	BNP	1.000%	03/20/2013	0.509%		300	3	4	(1)
Pacific Gas & Electric Co.	JPM	1.000%	12/20/2011	0.306%		400	1	2	(1)
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	0.688%		200	1	(1)	2
Prudential Financial, Inc.	BOA	1.000%	12/20/2012	0.488%		100	1	0	1
Prudential Financial, Inc.	UBS	1.000%	12/20/2011	0.329%		100	0	0	0
Teck Resources Ltd.	CITI	1.000%	03/20/2013	0.640%		300	2	4	(2)

							$30	$(3)	$33

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.250%	04/30/2012	$	15,800	$36	$22

(h)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar March Futures	$99.375	03/19/2012	5	$2	$(3)
Put - CME 90-Day Eurodollar March Futures	99.375	03/19/2012	5	5	(1)

				$7	$(4)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.000%	04/30/2012	$	15,800	$47	$(52)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012		31,600	29	(19)

								$76	$(71)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2010	18	$7,100	$63
Sales	10	47,400	83
Closing Buys	(18)	(7,100)	(63)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2011	10	$47,400	$83

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(i)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	265	07/2011	DUB	$7	$0	$7
Sell	CAD	235	09/2011	BCLY	0	0	0
Sell		48	09/2011	DUB	0	(1)	(1)
Sell		19	09/2011	RBC	0	0	0
Buy	CLP	10,534	10/2011	JPM	0	0	0
Buy	CNY	3,971	09/2011	BCLY	15	0	15
Sell		1,257	09/2011	BCLY	0	0	0
Buy		3,456	09/2011	HSBC	6	0	6
Sell		6,173	09/2011	RBS	0	(7)	(7)
Buy		366	11/2011	JPM	0	0	0
Buy		133	02/2012	DUB	0	0	0
Sell		691	02/2013	BCLY	1	0	1
Buy		1,469	02/2013	DUB	1	0	1
Sell	DKK	4,060	01/2012	JPM	0	(77)	(77)
Buy		4,000	01/2012	RBS	20	0	20
Sell	EUR	236	07/2011	BNP	0	(8)	(8)
Sell		216	07/2011	CSFB	0	(2)	(2)
Sell		191	07/2011	DUB	2	0	2
Sell		178	07/2011	JPM	0	(1)	(1)
Buy		500	07/2011	RBS	0	(2)	(2)
Sell		145	07/2011	RBS	0	(1)	(1)
Buy	INR	11,460	08/2011	HSBC	2	0	2
Sell	JPY	20,203	07/2011	JPM	0	(10)	(10)
Buy	MXN	4,766	07/2011	HSBC	15	0	15
Sell		4,766	07/2011	MSC	5	0	5
Buy		4,766	11/2011	MSC	0	(4)	(4)
Sell	ZAR	213	07/2011	HSBC	0	(1)	(1)
Buy		213	07/2011	JPM	0	0	0
Buy		213	10/2011	HSBC	1	0	1

					$75	$(114)	$(39)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$16,749	$700	$17,449
Industrials	0	12,719	404	13,123
Utilities	0	4,013	0	4,013
Convertible Bonds & Notes
Banking & Finance	0	202	0	202
Industrials	0	297	0	297
Municipal Bonds & Notes
California	0	254	0	254
New Jersey	0	100	0	100
New York	0	203	0	203
U.S. Government Agencies	0	6,218	854	7,072
U.S. Treasury Obligations	0	56	0	56
Mortgage-Backed Securities	0	3,178	0	3,178
Asset-Backed Securities	0	3,244	0	3,244
Sovereign Issues	0	1,205	0	1,205
Short-Term Instruments
Certificates of Deposit	0	1,201	0	1,201
Commercial Paper	0	300	0	300
Repurchase Agreements	0	661	0	661

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Short-Term Notes	$0	$400	$0	$400
U.S. Treasury Bills	0	26	0	26
PIMCO Short-Term Floating NAV Portfolio	11,144	0	0	11,144
Purchased Options
Interest Rate Contracts	0	22	0	22
	$11,144	$51,048	$1,958	$64,150

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	39	0	39
Foreign Exchange Contracts	0	75	0	75
	$0	$114	$0	$114

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(6)	0	(6)
Foreign Exchange Contracts	0	(114)	0	(114)
Interest Rate Contracts	0	(75)	0	(75)
	$0	$(195)	$0	$(195)

Totals	$11,144	$50,967	$1,958	$64,069

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (8)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$700	$0	$0	$0	$0	$0	$0	$700	$0
Industrials	358	208	(150)	(3)	(1)	(7)	0	0	405	(6)
U.S. Government Agencies	942	0	(91)	0	0	3	0	0	854	2
Mortgage-Backed Securities	1	0	0	0	0	(1)	0	0	0	0
Asset-Backed Securities	311	0	(105)	0	5	3	0	(214)	0	0
Short-Term Instruments
Certificates of Deposit	300	0	0	0	0	0	0	(300)	0	0

	$1,912	$908	$(346)	$(3)	$4	$(2)	$0	$(514)	$1,959	$(4)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$22	$22
Unrealized appreciation on foreign currency contracts	0	0	0	75	0	75
Unrealized appreciation on swap agreements	0	39	0	0	0	39

	$0	$39	$0	$75	$22	$136

Liabilities:
Written options outstanding	$0	$0	$0	$0	$75	$75
Unrealized depreciation on foreign currency contracts	0	0	0	114	0	114
Unrealized depreciation on swap agreements	0	6	0	0	0	6

	$0	$6	$0	$114	$75	$195

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$20	$0	$0	$27	$47
Net realized gain on foreign currency transactions	0	0	0	90	0	90

	$0	$20	$0	$90	$27	$137

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(14)	$(14)
Net change in unrealized appreciation on futures contracts, written options and swaps	0	2	0	0	27	29
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(75)	0	(75)

	$0	$2	$0	$(75)	$13	$(60)

(1)	See note 5 in the Notes to Financial Statements for additional information.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(m)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$15	$0	$15
BNP	(4)	0	(4)
BOA	1	0	1
CITI	4	0	4
CSFB	1	0	1
DUB	13	0	13
GSC	(32)	0	(32)
HSBC	23	0	23
JPM	(87)	0	(87)
MSC	(2)	0	(2)
RBC	0	0	0
RBS	10	0	10
UBS	0	0	0

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately

18	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

Semiannual Report	June 30, 2011	19

Notes to Financial Statements (Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(b) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(c) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

20	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option.

Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the

Semiannual Report	June 30, 2011	21

Notes to Financial Statements (Cont.)

buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2011, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$1,911	$4,083

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)		Market Value 06/30/2011	Dividend Income
$3,238	$31,306	$(23,400)	$1		$(1)	$11,144	$6

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$10,426	$9,461	$30,150	$23,194

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	115	$1,171	152	$1,547
Administrative Class	1,678	17,142	3,652	37,042
Advisor Class	1,194	12,188	1,552	15,792
Issued as reinvestment of distributions
Institutional Class	4	39	8	78
Administrative Class	12	117	25	256
Advisor Class	8	79	6	58
Cost of shares redeemed
Institutional Class	(36)	(364)	(86)	(868)
Administrative Class	(925)	(9,439)	(2,666)	(27,095)
Advisor Class	(503)	(5,137)	(211)	(2,154)
Net increase resulting from Portfolio share transactions	1,547	$15,796	2,432	$24,656

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	97
Administrative Class	3	78
Advisor Class	1	97

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)		Net Unrealized (Depreciation)
$191		$(251)		$(60)

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2011	25

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston

Currency Abbreviations:
AUD	Australian Dollar	DKK	Danish Krone	MXN	Mexican Peso
CAD	Canadian Dollar	EUR	Euro	USD	United States Dollar
CLP	Chilean Peso	INR	Indian Rupee	ZAR	South African Rand
CNY	Chinese Renminbi	JPY	Japanese Yen

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Other Abbreviations:
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate

26	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS63_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Short-Term Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	53.9%
Short-Term Instruments	21.4%
U.S. Government Agencies	11.0%
Asset-Backed Securities	5.1%
Mortgage-Backed Securities	5.0%
Other	3.6%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011

	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/28/2000)
PIMCO Short-Term Portfolio Institutional Class	0.83%	1.90%	3.59%	3.31%	3.62%
Citigroup 3-Month Treasury Bill Index±	0.06%	0.14%	1.87%	2.01%	2.39%	**

All Portfolio returns are net of fees and expenses

* Cumulative return

** Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.45% for Institutional Class shares.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,008.31	$1,022.56
Expenses Paid During Period†	$2.24	$2.26
Net Annualized Expense Ratio	0.45%	0.45%

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	An above-benchmark U.S. duration (or sensitivity to changes in market interest rates) was positive for returns as short-term interest rates moved lower across the yield curve.

»	The Portfolio’s exposure to the Agency mortgage-backed securities was positive for performance as the sector posted positive returns over the reporting period.

»	Exposure to the corporate sector added to returns as the sector posted positive performance over the reporting period.

»	At the end of the reporting period on June 30, 2011, the Portfolio’s 30 Day SEC yield[1] was 0.84%.

1The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Portfolio’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Portfolio’s expenses.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Short-Term Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Institutional Class
Net asset value beginning of year or period	$10.18		$10.07	$9.62	$10.01	$10.04	$10.05
Net investment income (a)	0.06		0.11	0.22	0.38	0.49	0.45
Net realized/unrealized gain (loss) on investments	0.02		0.12	0.54	(0.39)	(0.03)	(0.01)
Total income (loss) from investment operations	0.08		0.23	0.76	(0.01)	0.46	0.44
Dividends from net investment income	(0.05)		(0.10)	(0.22)	(0.38)	(0.49)	(0.45)
Distributions from net realized capital gains	0.00		(0.02)	(0.09)	0.00	0.00	0.00
Total distributions	(0.05)		(0.12)	(0.31)	(0.38)	(0.49)	(0.45)
Net asset value end of year or period	$10.21		$10.18	$10.07	$9.62	$10.01	$10.04
Total return	0.83%		2.26%	7.96%	(0.16)%	4.65%	4.43%
Net assets end of year or period (000s)	$7,965		$7,098	$6,273	$11,110	$13,303	$17,372
Ratio of expenses to average net assets	0.45	%*	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets excluding interest expense	0.45	%*	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets	1.10	%*	1.03%	2.21%	3.84%	4.87%	4.44%
Portfolio turnover rate	64	%**	231%**	524%	191%	160%	111%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$52,345
Investments in Affiliates, at value	11,144
Repurchase agreements, at value	661
Cash	2
Deposits with counterparty	8
Foreign currency, at value	47
Receivable for investments sold	27
Receivable for Portfolio shares sold	34
Interest and dividends receivable	313
Dividends receivable from Affiliates	2
Swap premiums paid	15
Unrealized appreciation on foreign currency contracts	75
Unrealized appreciation on swap agreements	39
64,712

Liabilities:
Payable for investments purchased	$300
Payable for investments in Affiliates purchased	2
Payable for Portfolio shares redeemed	249
Written options outstanding	75
Accrued related party fees	30
Swap premiums received	18
Unrealized depreciation on foreign currency contracts	114
Unrealized depreciation on swap agreements	6
794

Net Assets	$63,918

Net Assets Consist of:
Paid in capital	$63,446
Undistributed net investment income	261
Accumulated undistributed net realized gain	269
Net unrealized (depreciation)	(58)
$63,918

Net Assets:
Institutional Class	$7,965
Administrative Class	34,689
Advisor Class	21,264

Shares Issued and Outstanding:
Institutional Class	780
Administrative Class	3,398
Advisor Class	2,083

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.21
Administrative Class	10.21
Advisor Class	10.21

Cost of Investments	$52,404
Cost of Investments in Affiliates	$11,145
Cost of Repurchase Agreements	$661
Cost of Foreign Currency Held	$46
Premiums Received on Written Options	$83

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$395
Dividends from Affiliate investments	6
Total Income	401

Expenses:
Investment advisory fees	64
Supervisory and administrative fees	51
Servicing fees – Administrative Class	19
Distribution and/or servicing fees – Advisor Class	24
Total Expenses	158

Net Investment Income	243

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	150
Net realized gain on Affiliate investments	1
Net realized gain on futures contracts, written options and swaps	47
Net realized gain on foreign currency transactions	38
Net change in unrealized (depreciation) on investments	(70)
Net change in unrealized (depreciation) on Affiliate investments	(1)
Net change in unrealized appreciation on futures contracts, written options and swaps	29
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(55)
Net Gain	139

Net Increase in Net Assets Resulting from Operations	$382

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Short-Term Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$243	$333
Net realized gain	235	136
Net realized gain on Affiliate investments	1	1
Net change in unrealized appreciation (depreciation)	(96)	262
Net change in unrealized (depreciation) on Affiliate investments	(1)	0
Net increase resulting from operations	382	732

Distributions to Shareholders:
From net investment income
Institutional Class	(39)	(67)
Administrative Class	(117)	(211)
Advisor Class	(79)	(41)
From net realized capital gains
Institutional Class	0	(11)
Administrative Class	0	(45)
Advisor Class	0	(17)

Total Distributions	(235)	(392)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	15,796	24,656

Total Increase in Net Assets	15,943	24,996

Net Assets:
Beginning of period	47,975	22,979
End of period*	$63,918	$47,975

*Including undistributed net investment income of:	$261	$253

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 54.1%

BANKING & FINANCE 27.3%

Abbey National Treasury Services PLC
1.854% due 04/25/2014	$400	$398

Ally Financial, Inc.
7.500% due 12/31/2013	250	268

American Express Bank FSB
5.500% due 04/16/2013	250	268

ASIF Global Financing XIX
4.900% due 01/17/2013	400	418

Banco do Brasil S.A.
4.500% due 01/22/2015	200	210

Banco Santander Chile
1.524% due 04/20/2012	100	100

Bank of Scotland PLC
5.000% due 11/21/2011	100	101

Banque PSA Finance
2.146% due 04/04/2014	200	200

Barclays Bank PLC
1.023% due 01/13/2012	100	100
2.500% due 01/23/2013	150	153
5.450% due 09/12/2012	100	105

BNZ International Funding Ltd.
2.625% due 06/05/2012	500	510

BPCE S.A.
2.375% due 10/04/2013	300	305

BRFkredit A/S
0.528% due 04/15/2013	200	200

Cie de Financement Foncier
1.024% due 07/23/2012	200	200
1.625% due 07/23/2012	200	202

Citigroup, Inc.
1.733% due 01/13/2014	200	201
2.262% due 08/13/2013	350	357

Commonwealth Bank of Australia
0.796% due 03/19/2013	200	200

Credit Agricole Home Loan SFH
1.024% due 07/21/2014	700	701

Credit Agricole S.A.
0.623% due 02/02/2012	100	100

Credit Suisse
1.241% due 01/14/2014	400	402

DanFin Funding Ltd.
0.976% due 07/16/2013	300	300

Dexia Credit Local
0.652% due 03/05/2013	500	499

Dexia Credit Local S.A.
0.535% due 01/12/2012	400	400

Encana Holdings Finance Corp.
5.800% due 05/01/2014	100	111

FIH Erhvervsbank A/S
0.620% due 06/13/2013	200	200

Ford Motor Credit Co. LLC
7.800% due 06/01/2012	300	314

General Electric Capital Corp.
1.144% due 01/07/2014	50	50

Genworth Global Funding Trusts
5.250% due 05/15/2012	200	207

HSBC Bank PLC
0.914% due 08/12/2013	300	301
1.076% due 01/17/2014	500	503
1.625% due 07/07/2014 (b)	300	301

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ICICI Bank Ltd.
2.007% due 02/24/2014	$200	$199

ING Bank NV
1.596% due 10/18/2013	200	202

Intesa Sanpaolo SpA
2.658% due 02/24/2014	100	100

Landesbank Baden-Wuerttemberg
0.466% due 06/22/2012	400	399

Lloyds TSB Bank PLC
2.624% due 01/24/2014	250	254

Merrill Lynch & Co., Inc.
5.450% due 02/05/2013	500	531
5.571% due 10/04/2012	200	207

MetLife, Inc.
1.520% due 08/06/2013	200	202

Monumental Global Funding III
0.444% due 01/25/2013	400	396

Morgan Stanley
1.874% due 01/24/2014	300	302
2.761% due 05/14/2013	300	308

NIBC Bank NV
0.633% due 12/02/2014	750	752

Nordea Bank AB
1.181% due 01/14/2014	400	404

Pricoa Global Funding I
5.400% due 10/18/2012	200	210

RCI Banque S.A.
2.155% due 04/11/2014	200	201

Royal Bank of Scotland Group PLC
0.870% due 12/02/2011	100	100
0.964% due 05/11/2012	300	302
2.678% due 08/23/2013	400	411

Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012	100	100

SLM Corp.
5.400% due 10/25/2011	125	126

SSIF Nevada LP
0.981% due 04/14/2014	400	400

Stadshypotek AB
0.796% due 09/30/2013	300	300

Standard Chartered PLC
1.214% due 05/12/2014	250	250

Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014	200	202

Sun Life Financial Global Funding LP
0.496% due 10/06/2013	100	99

Suncorp-Metway Ltd.
1.778% due 07/16/2012	300	305

Swedbank AB
0.731% due 01/14/2013	300	299

Swedbank Hypotek AB
0.696% due 03/28/2014	600	603

Westpac Banking Corp.
0.976% due 03/31/2014	400	400

		17,449

INDUSTRIALS 20.5%

Agilent Technologies, Inc.
2.500% due 07/15/2013	200	204

American Airlines Pass-Through Trust
7.858% due 04/01/2013	200	202

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anglo American Capital PLC
9.375% due 04/08/2014	$200	$239

Anheuser-Busch InBev Worldwide, Inc.
0.824% due 01/27/2014	400	402

Archer-Daniels-Midland Co.
0.422% due 08/13/2012	300	301

Barrick Gold Corp.
1.750% due 05/30/2014	100	100

Case New Holland, Inc.
7.750% due 09/01/2013	110	120

Charter Communications Operating LLC
8.000% due 04/30/2012	150	157

Codelco, Inc.
5.500% due 10/15/2013	125	135

Cox Communications, Inc.
7.125% due 10/01/2012	425	456

CRH America, Inc.
5.625% due 09/30/2011	200	202

CSN Islands VIII Corp.
9.750% due 12/16/2013	100	116

Daimler Finance North America LLC
0.856% due 03/28/2014	500	501

Danaher Corp.
0.496% due 06/21/2013	500	501

DCP Midstream LLC
9.700% due 12/01/2013	250	292

Delta Air Lines Pass-Through Trust
7.111% due 03/18/2013	200	202

DISH DBS Corp.
6.375% due 10/01/2011	200	202

Dollar General Corp.
10.625% due 07/15/2015	50	53

Dow Chemical Co.
4.850% due 08/15/2012	450	470

Encana Corp.
4.750% due 10/15/2013	200	215
6.300% due 11/01/2011	100	102

Enterprise Products Operating LLC
5.600% due 10/15/2014	200	222

Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013	450	504

General Mills, Inc.
0.611% due 05/16/2014	250	251
6.000% due 02/15/2012	91	94

Georgia-Pacific LLC
7.125% due 01/15/2017	290	306
8.250% due 05/01/2016	200	227

Hewlett-Packard Co.
0.654% due 05/30/2014	475	478

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	250	271

ICI Wilmington, Inc.
5.625% due 12/01/2013	250	271

Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016	100	105

Johnson Controls, Inc.
0.683% due 02/04/2014	350	351

Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	100	105
7.125% due 03/15/2012	250	261

Kraft Foods, Inc.
5.625% due 11/01/2011	52	53

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	$100	$102

Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014	100	110

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	300	310

Rio Tinto Alcan, Inc.
4.875% due 09/15/2012	200	209

Rockies Express Pipeline LLC
6.250% due 07/15/2013	200	215

SABMiller PLC
6.200% due 07/01/2011	300	300

Sanofi
0.446% due 03/28/2013	400	401

Shell International Finance BV
0.596% due 06/22/2012	100	100

Southwest Airlines Co.
10.500% due 12/15/2011	300	312

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	200	209

Steel Dynamics, Inc.
7.375% due 11/01/2012	350	371

Telefonica Emisiones S.A.U.
2.582% due 04/26/2013	350	354

Teva Pharmaceutical Finance III LLC
1.500% due 06/15/2012	100	101

Transcontinental Gas Pipe Line Co. LLC
7.000% due 08/15/2011	200	201

Volkswagen International Finance NV
0.917% due 04/01/2014	200	202
1.875% due 04/01/2014	300	302

WM Wrigley Jr. Co.
2.450% due 06/28/2012	400	401

Xerox Corp.
6.875% due 08/15/2011	250	252

		13,123

UTILITIES 6.3%

Appalachian Power Co.
5.650% due 08/15/2012	382	401

BP Capital Markets PLC
0.850% due 03/11/2014	200	201
5.250% due 11/07/2013	100	108

Crown Castle Towers LLC
3.214% due 08/15/2035	200	203

El Paso Performance-Linked Trust
7.750% due 07/15/2011	400	401

KCP&L Greater Missouri Operations Co.
11.875% due 07/01/2012	200	220

Majapahit Holding BV
7.250% due 10/17/2011	100	101

NGPL PipeCo LLC
6.514% due 12/15/2012	450	473

Qwest Corp.
8.875% due 03/15/2012	400	422

Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012	250	261

Sprint Capital Corp.
8.375% due 03/15/2012	100	104

Telecom Italia Capital S.A.
0.886% due 07/18/2011	266	266
5.250% due 11/15/2013	200	211

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verizon Wireless Capital LLC
7.375% due 11/15/2013	$200	$228

Vodafone Group PLC
5.350% due 02/27/2012	400	413

		4,013

Total Corporate Bonds & Notes (Cost $34,497)		34,585

CONVERTIBLE BONDS & NOTES 0.8%

BANKING & FINANCE 0.3%

Boston Properties LP
2.875% due 02/15/2037	200	202

INDUSTRIALS 0.5%

Transocean, Inc.
1.500% due 12/15/2037	300	297

Total Convertible Bonds & Notes (Cost $495)		499

MUNICIPAL BONDS & NOTES 0.9%

CALIFORNIA 0.4%

University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	250	254

NEW JERSEY 0.2%

New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.247% due 06/15/2013	100	100

NEW YORK 0.3%

New York City, New York General Obligation Notes, Series 2011
1.520% due 08/01/2013	200	203

Total Municipal Bonds & Notes (Cost $550)		557

U.S. GOVERNMENT AGENCIES 11.0%

Fannie Mae
0.215% due 09/17/2012	1,470	1,472
0.246% due 12/25/2036	25	24
0.306% due 03/25/2034	19	19
0.336% due 08/25/2034	5	5
0.386% due 10/27/2037	100	99
0.466% due 12/25/2036	49	49
0.536% due 05/25/2042	16	16
0.910% due 01/01/2021	199	198
1.495% due 03/01/2044 - 07/01/2044	53	54
2.750% due 10/01/2031	3	3

Federal Farm Credit Bank
0.180% due 08/13/2012	1,000	1,001
0.210% due 09/07/2012	1,500	1,501

Freddie Mac
0.140% due 02/04/2013	700	700
0.226% due 12/25/2036	63	62
0.417% due 02/15/2019	135	135
0.537% due 06/15/2031	8	8
0.687% due 02/15/2041	267	269
1.484% due 10/25/2044	163	164
1.495% due 02/25/2045	172	170
1.695% due 07/25/2044	64	62
5.000% due 01/15/2018	4	4
5.500% due 08/15/2030	1	1

Ginnie Mae
2.000% due 02/20/2032	13	13

NCUA Guaranteed Notes
0.540% due 12/07/2020	260	261

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.560% due 11/06/2017		$353	$353
0.750% due 12/08/2020		238	240
1.600% due 10/29/2020		188	189

Total U.S. Government Agencies (Cost $7,065)			7,072

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
1.000% due 07/31/2011		56	56

Total U.S. Treasury Obligations (Cost $56)			56

MORTGAGE-BACKED SECURITIES 5.0%

Adjustable Rate Mortgage Trust
4.207% due 11/25/2035		1,133	847

Arkle Master Issuer PLC
1.410% due 05/17/2060		100	100

Arran Residential Mortgages Funding PLC
0.336% due 09/20/2056		200	199

Banc of America Large Loan, Inc.
0.697% due 08/15/2029		59	55

Banc of America Mortgage Securities, Inc.
3.459% due 07/20/2032		1	1

BCRR Trust
4.230% due 12/22/2035		88	90
4.230% due 02/22/2041		100	103

Bear Stearns Adjustable Rate Mortgage Trust
3.070% due 01/25/2034		7	7

Bear Stearns Alt-A Trust
2.916% due 09/25/2035		38	28

Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035		24	23

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		100	102

Commercial Mortgage Pass-Through Certificates
0.277% due 06/15/2022		9	8
0.287% due 12/15/2020		39	38

Countrywide Alternative Loan Trust
0.336% due 05/20/2046		5	4

Countrywide Home Loan Mortgage Pass-Through Trust
0.526% due 06/25/2035		32	29

Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032		6	5
1.870% due 05/25/2032		1	1
2.444% due 06/25/2033		31	29

European Loan Conduit
1.570% due 05/15/2019	EUR	35	46

Extended Stay America Trust
3.330% due 01/05/2013 (a)		$247	11

First Republic Mortgage Loan Trust
0.487% due 08/15/2032		27	25

First Union National Bank Commercial Mortgage
6.141% due 02/12/2034		81	83

Fosse Master Issuer PLC
1.619% due 10/18/2054		200	200

Greenpoint Mortgage Funding Trust
0.406% due 06/25/2045		47	31

GSR Mortgage Loan Trust
2.790% due 09/25/2035		41	39

Harborview Mortgage Loan Trust
0.406% due 05/19/2035		61	41

Holmes Master Issuer PLC
0.378% due 07/15/2020		500	494

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Commercial Mortgage Securities Corp.
2.749% due 11/15/2043	$96	$96

Mellon Residential Funding Corp.
0.627% due 12/15/2030	11	10

Merrill Lynch Floating Trust
0.257% due 06/15/2022	10	10

MLCC Mortgage Investors, Inc.
1.191% due 10/25/2035	21	18

Structured Asset Mortgage Investments, Inc.
0.416% due 05/25/2045	74	47
0.436% due 07/19/2035	10	7
0.846% due 09/19/2032	7	6

Structured Asset Securities Corp.
0.236% due 05/25/2036	2	2

Thornburg Mortgage Securities Trust
0.286% due 03/25/2037	47	46
0.296% due 11/25/2046	34	33

Wachovia Bank Commercial Mortgage Trust
5.927% due 06/15/2049	183	189

WaMu Mortgage Pass-Through Certificates
1.278% due 02/25/2046	33	25
1.278% due 08/25/2046	49	32
1.478% due 11/25/2042	18	15
1.678% due 06/25/2042	4	3

Total Mortgage-Backed Securities (Cost $3,324)		3,178

ASSET-BACKED SECURITIES 5.1%

ACE Securities Corp.
0.236% due 12/25/2036	7	7

Ally Auto Receivables Trust
0.750% due 04/15/2012	9	9

Arkansas Student Loan Authority
1.157% due 11/25/2043	225	224

Babson CLO Ltd.
0.581% due 11/15/2016	145	141

Bear Stearns Asset-Backed Securities Trust
0.236% due 11/25/2036	7	6
0.266% due 10/25/2036	10	10
0.846% due 10/25/2032	2	2

Carrington Mortgage Loan Trust
0.286% due 06/25/2037	39	36

Chase Issuance Trust
1.737% due 04/15/2014	100	101

Citibank Omni Master Trust
2.287% due 05/16/2016	250	253
2.937% due 08/15/2018	200	210

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates
0.666% due 12/25/2031		$2	$1
0.926% due 05/25/2032		1	1

Credit Suisse First Boston Mortgage Securities Corp.
0.926% due 08/25/2032		3	2

Ford Auto Securitization Trust
1.793% due 09/15/2013	CAD	69	72
1.926% due 06/15/2013		206	215

Ford Credit Auto Owner Trust
1.607% due 06/15/2012		$6	6
2.687% due 05/15/2013		140	141

Irwin Home Equity Corp.
0.726% due 07/25/2032		2	1

JPMorgan Mortgage Acquisition Corp.
0.236% due 10/25/2036		6	6

MASTR Asset-Backed Securities Trust
0.236% due 11/25/2036		3	1

Nelnet Student Loan Trust
0.974% due 07/25/2018		213	214

New Century Home Equity Loan Trust
0.446% due 06/25/2035		21	20

Nissan Auto Receivables Owner Trust
0.356% due 10/17/2011		3	3

Renaissance Home Equity Loan Trust
0.546% due 11/25/2034		9	7
0.626% due 08/25/2033		11	10
0.686% due 12/25/2033		45	38

SLM Student Loan Trust
0.404% due 04/25/2017		69	69
0.447% due 12/17/2018		311	311
0.774% due 10/25/2017		400	401
1.774% due 04/25/2023		159	164
3.500% due 08/17/2043		186	187
4.500% due 11/16/2043		95	91
6.187% due 07/15/2042		297	282

Structured Asset Securities Corp.
0.476% due 01/25/2033		3	2

Total Asset-Backed Securities (Cost $3,253)			3,244

SOVEREIGN ISSUES 1.9%

Emirate of Abu Dhabi
5.500% due 04/08/2014		300	331

Export-Import Bank of Korea
1.300% due 03/13/2012		400	400

Kommunalbanken A/S
3.375% due 11/15/2011		200	202

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Qatar Government International Bond
5.150% due 04/09/2014	$250	$272

Total Sovereign Issues (Cost $1,204)		1,205

SHORT-TERM INSTRUMENTS 21.5%

CERTIFICATES OF DEPOSIT 1.9%

Banco Bradesco S.A.
1.955% due 01/24/2013	250	252

Intesa Sanpaolo SpA
0.775% due 01/19/2012	400	399

Itau Unibanco S.A.
0.000% due 09/12/2011	250	250

UBS AG
0.948% due 11/02/2012	300	300

		1,201

COMMERCIAL PAPER 0.5%

Urenco Finance NV
0.710% due 07/08/2011	300	300

REPURCHASE AGREEMENTS 1.0%

State Street Bank and Trust Co.
0.010% due 07/01/2011	661	661

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $675. Repurchase proceeds are $661.)

SHORT-TERM NOTES 0.6%

Holmes Master Issuer PLC
0.337% due 10/15/2011	400	400

U.S. TREASURY BILLS 0.1%
0.127% due 09/15/2011 (e)	26	26

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 17.4%
	1,112,268	11,144

Total Short-Term Instruments (Cost $13,730)		13,732

PURCHASED OPTIONS (g) 0.0%
(Cost $36)		22

Total Investments 100.4% (Cost $64,210)		$64,150

Written Options (h) (0.1%) (Premiums $83)		(75)

Other Assets and Liabilities (Net) (0.3%)		(157)

Net Assets 100.0%		$63,918

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	When-Issued security.
(c)	Affiliated to the Portfolio.
(d)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $196 at a weighted average interest rate of -0.600%. On June 30, 2011, there were no open reverse repurchase agreements.
(e)	Securities with an aggregate market value of $26 and cash of $8 have been pledged as collateral for futures contracts. On June 30, 2011, there were no open futures contracts.

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

(f)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	CITI	1.000%	03/20/2013	0.658%	$	300	$2	$2	$0
ArcelorMittal	BCLY	1.000%	03/20/2013	1.174%		300	(1)	(2)	1
ArcelorMittal	MSC	1.000%	06/20/2014	1.748%		200	(5)	(3)	(2)
BHP Billiton Finance USA Ltd.	DUB	1.000%	12/20/2015	0.676%		75	1	1	0
BHP Billiton Finance USA Ltd.	MSC	1.000%	12/20/2011	0.279%		300	1	1	0
BP Capital Markets America, Inc.	BNP	1.000%	09/20/2011	0.203%		100	1	(7)	8
BP Capital Markets America, Inc.	GSC	5.000%	06/20/2015	0.676%		100	17	(3)	20
Emirate of Abu Dhabi Government Bond	DUB	1.000%	03/20/2014	0.583%		200	3	1	2
Ensco PLC	CSFB	1.000%	03/20/2014	0.509%		250	3	(2)	5
Freeport-McMoRan Copper & Gold, Inc.	BNP	1.000%	03/20/2013	0.509%		300	3	4	(1)
Pacific Gas & Electric Co.	JPM	1.000%	12/20/2011	0.306%		400	1	2	(1)
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	0.688%		200	1	(1)	2
Prudential Financial, Inc.	BOA	1.000%	12/20/2012	0.488%		100	1	0	1
Prudential Financial, Inc.	UBS	1.000%	12/20/2011	0.329%		100	0	0	0
Teck Resources Ltd.	CITI	1.000%	03/20/2013	0.640%		300	2	4	(2)

							$30	$(3)	$33

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.250%	04/30/2012	$	15,800	$36	$22

(h)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar March Futures	$99.375	03/19/2012	5	$2	$(3)
Put - CME 90-Day Eurodollar March Futures	99.375	03/19/2012	5	5	(1)

				$7	$(4)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.000%	04/30/2012	$	15,800	$47	$(52)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012		31,600	29	(19)

								$76	$(71)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2010	18	$7,100	$63
Sales	10	47,400	83
Closing Buys	(18)	(7,100)	(63)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2011	10	$47,400	$83

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(i)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	265	07/2011	DUB	$7	$0	$7
Sell	CAD	235	09/2011	BCLY	0	0	0
Sell		48	09/2011	DUB	0	(1)	(1)
Sell		19	09/2011	RBC	0	0	0
Buy	CLP	10,534	10/2011	JPM	0	0	0
Buy	CNY	3,971	09/2011	BCLY	15	0	15
Sell		1,257	09/2011	BCLY	0	0	0
Buy		3,456	09/2011	HSBC	6	0	6
Sell		6,173	09/2011	RBS	0	(7)	(7)
Buy		366	11/2011	JPM	0	0	0
Buy		133	02/2012	DUB	0	0	0
Sell		691	02/2013	BCLY	1	0	1
Buy		1,469	02/2013	DUB	1	0	1
Sell	DKK	4,060	01/2012	JPM	0	(77)	(77)
Buy		4,000	01/2012	RBS	20	0	20
Sell	EUR	236	07/2011	BNP	0	(8)	(8)
Sell		216	07/2011	CSFB	0	(2)	(2)
Sell		191	07/2011	DUB	2	0	2
Sell		178	07/2011	JPM	0	(1)	(1)
Buy		500	07/2011	RBS	0	(2)	(2)
Sell		145	07/2011	RBS	0	(1)	(1)
Buy	INR	11,460	08/2011	HSBC	2	0	2
Sell	JPY	20,203	07/2011	JPM	0	(10)	(10)
Buy	MXN	4,766	07/2011	HSBC	15	0	15
Sell		4,766	07/2011	MSC	5	0	5
Buy		4,766	11/2011	MSC	0	(4)	(4)
Sell	ZAR	213	07/2011	HSBC	0	(1)	(1)
Buy		213	07/2011	JPM	0	0	0
Buy		213	10/2011	HSBC	1	0	1

					$75	$(114)	$(39)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$16,749	$700	$17,449
Industrials	0	12,719	404	13,123
Utilities	0	4,013	0	4,013
Convertible Bonds & Notes
Banking & Finance	0	202	0	202
Industrials	0	297	0	297
Municipal Bonds & Notes
California	0	254	0	254
New Jersey	0	100	0	100
New York	0	203	0	203
U.S. Government Agencies	0	6,218	854	7,072
U.S. Treasury Obligations	0	56	0	56
Mortgage-Backed Securities	0	3,178	0	3,178
Asset-Backed Securities	0	3,244	0	3,244
Sovereign Issues	0	1,205	0	1,205
Short-Term Instruments
Certificates of Deposit	0	1,201	0	1,201
Commercial Paper	0	300	0	300
Repurchase Agreements	0	661	0	661

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Short-Term Notes	$0	$400	$0	$400
U.S. Treasury Bills	0	26	0	26
PIMCO Short-Term Floating NAV Portfolio	11,144	0	0	11,144
Purchased Options
Interest Rate Contracts	0	22	0	22
	$11,144	$51,048	$1,958	$64,150

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	39	0	39
Foreign Exchange Contracts	0	75	0	75
	$0	$114	$0	$114

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(6)	0	(6)
Foreign Exchange Contracts	0	(114)	0	(114)
Interest Rate Contracts	0	(75)	0	(75)
	$0	$(195)	$0	$(195)

Totals	$11,144	$50,967	$1,958	$64,069

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (8)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$700	$0	$0	$0	$0	$0	$0	$700	$0
Industrials	358	208	(150)	(3)	(1)	(7)	0	0	405	(6)
U.S. Government Agencies	942	0	(91)	0	0	3	0	0	854	2
Mortgage-Backed Securities	1	0	0	0	0	(1)	0	0	0	0
Asset-Backed Securities	311	0	(105)	0	5	3	0	(214)	0	0
Short-Term Instruments
Certificates of Deposit	300	0	0	0	0	0	0	(300)	0	0

	$1,912	$908	$(346)	$(3)	$4	$(2)	$0	$(514)	$1,959	$(4)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$22	$22
Unrealized appreciation on foreign currency contracts	0	0	0	75	0	75
Unrealized appreciation on swap agreements	0	39	0	0	0	39

	$0	$39	$0	$75	$22	$136

Liabilities:
Written options outstanding	$0	$0	$0	$0	$75	$75
Unrealized depreciation on foreign currency contracts	0	0	0	114	0	114
Unrealized depreciation on swap agreements	0	6	0	0	0	6

	$0	$6	$0	$114	$75	$195

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$20	$0	$0	$27	$47
Net realized gain on foreign currency transactions	0	0	0	90	0	90

	$0	$20	$0	$90	$27	$137

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(14)	$(14)
Net change in unrealized appreciation on futures contracts, written options and swaps	0	2	0	0	27	29
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(75)	0	(75)

	$0	$2	$0	$(75)	$13	$(60)

(1)	See note 5 in the Notes to Financial Statements for additional information.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(m)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$15	$0	$15
BNP	(4)	0	(4)
BOA	1	0	1
CITI	4	0	4
CSFB	1	0	1
DUB	13	0	13
GSC	(32)	0	(32)
HSBC	23	0	23
JPM	(87)	0	(87)
MSC	(2)	0	(2)
RBC	0	0	0
RBS	10	0	10
UBS	0	0	0

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately

18	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

Semiannual Report	June 30, 2011	19

Notes to Financial Statements (Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(b) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(c) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

20	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option.

Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the

Semiannual Report	June 30, 2011	21

Notes to Financial Statements (Cont.)

buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2011, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$1,911	$4,083

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)		Market Value 06/30/2011	Dividend Income
$3,238	$31,306	$(23,400)	$1		$(1)	$11,144	$6

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$10,426	$9,461	$30,150	$23,194

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	115	$1,171	152	$1,547
Administrative Class	1,678	17,142	3,652	37,042
Advisor Class	1,194	12,188	1,552	15,792
Issued as reinvestment of distributions
Institutional Class	4	39	8	78
Administrative Class	12	117	25	256
Advisor Class	8	79	6	58
Cost of shares redeemed
Institutional Class	(36)	(364)	(86)	(868)
Administrative Class	(925)	(9,439)	(2,666)	(27,095)
Advisor Class	(503)	(5,137)	(211)	(2,154)
Net increase resulting from Portfolio share transactions	1,547	$15,796	2,432	$24,656

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	97
Administrative Class	3	78
Advisor Class	1	97

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)		Net Unrealized (Depreciation)
$191		$(251)		$(60)

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2011	25

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston

Currency Abbreviations:
AUD	Australian Dollar	DKK	Danish Krone	MXN	Mexican Peso
CAD	Canadian Dollar	EUR	Euro	USD	United States Dollar
CLP	Chilean Peso	INR	Indian Rupee	ZAR	South African Rand
CNY	Chinese Renminbi	JPY	Japanese Yen

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Other Abbreviations:
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate

26	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS67_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Short-Term Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	53.9%
Short-Term Instruments	21.4%
U.S. Government Agencies	11.0%
Asset-Backed Securities	5.1%
Mortgage-Backed Securities	5.0%
Other	3.6%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	Class Inception (09/30/2009)
PIMCO Short-Term Portfolio Advisor Class	0.71%	1.65%	1.86%
Citigroup 3-Month Treasury Bill Index±	0.06%	0.14%	0.12%

All Portfolio returns are net of fees and expenses

* Cumulative return

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.70% for Advisor Class shares.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,007.08	$1,021.32
Expenses Paid During Period†	$3.48	$3.51
Net Annualized Expense Ratio	0.70%	0.70%

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	An above-benchmark U.S. duration (or sensitivity to changes in market interest rates) was positive for returns as short-term interest rates moved lower across the yield curve.

»	The Portfolio’s exposure to the Agency mortgage-backed securities was positive for performance as the sector posted positive returns over the reporting period.

»	Exposure to the corporate sector added to returns as the sector posted positive performance over the reporting period.

»	At the end of the reporting period on June 30, 2011, the Portfolio’s 30 Day SEC yield[1] was 0.84%.

1The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Portfolio’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Portfolio’s expenses.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Short-Term Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	09/30/2009-12/31/2009

Advisor Class
Net asset value beginning of year or period	$10.18		$10.07	$10.14
Net investment income (a)	0.04		0.09	0.03
Net realized/unrealized gain on investments	0.03		0.12	0.02
Total income from investment operations	0.07		0.21	0.05
Dividends from net investment income	(0.04)		(0.08)	(0.03)
Distributions from net realized capital gains	0.00		(0.02)	(0.09)
Total distributions	(0.04)		(0.10)	(0.12)
Net asset value end of year or period	$10.21		$10.18	$10.07
Total return	0.71%		2.01%	0.53%
Net assets end of year or period (000s)	$21,264		$14,083	$371
Ratio of expenses to average net assets	0.70	%*	0.70%	0.70%*
Ratio of expenses to average net assets excluding interest expense	0.70	%*	0.70%	0.70%*
Ratio of net investment income to average net assets	0.86	%*	0.84%	1.19%*
Portfolio turnover rate	64	%**	231%**	524%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$52,345
Investments in Affiliates, at value	11,144
Repurchase agreements, at value	661
Cash	2
Deposits with counterparty	8
Foreign currency, at value	47
Receivable for investments sold	27
Receivable for Portfolio shares sold	34
Interest and dividends receivable	313
Dividends receivable from Affiliates	2
Swap premiums paid	15
Unrealized appreciation on foreign currency contracts	75
Unrealized appreciation on swap agreements	39
64,712

Liabilities:
Payable for investments purchased	$300
Payable for investments in Affiliates purchased	2
Payable for Portfolio shares redeemed	249
Written options outstanding	75
Accrued related party fees	30
Swap premiums received	18
Unrealized depreciation on foreign currency contracts	114
Unrealized depreciation on swap agreements	6
794

Net Assets	$63,918

Net Assets Consist of:
Paid in capital	$63,446
Undistributed net investment income	261
Accumulated undistributed net realized gain	269
Net unrealized (depreciation)	(58)
$63,918

Net Assets:
Institutional Class	$7,965
Administrative Class	34,689
Advisor Class	21,264

Shares Issued and Outstanding:
Institutional Class	780
Administrative Class	3,398
Advisor Class	2,083

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.21
Administrative Class	10.21
Advisor Class	10.21

Cost of Investments	$52,404
Cost of Investments in Affiliates	$11,145
Cost of Repurchase Agreements	$661
Cost of Foreign Currency Held	$46
Premiums Received on Written Options	$83

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$395
Dividends from Affiliate investments	6
Total Income	401

Expenses:
Investment advisory fees	64
Supervisory and administrative fees	51
Servicing fees – Administrative Class	19
Distribution and/or servicing fees – Advisor Class	24
Total Expenses	158

Net Investment Income	243

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	150
Net realized gain on Affiliate investments	1
Net realized gain on futures contracts, written options and swaps	47
Net realized gain on foreign currency transactions	38
Net change in unrealized (depreciation) on investments	(70)
Net change in unrealized (depreciation) on Affiliate investments	(1)
Net change in unrealized appreciation on futures contracts, written options and swaps	29
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(55)
Net Gain	139

Net Increase in Net Assets Resulting from Operations	$382

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Short-Term Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$243	$333
Net realized gain	235	136
Net realized gain on Affiliate investments	1	1
Net change in unrealized appreciation (depreciation)	(96)	262
Net change in unrealized (depreciation) on Affiliate investments	(1)	0
Net increase resulting from operations	382	732

Distributions to Shareholders:
From net investment income
Institutional Class	(39)	(67)
Administrative Class	(117)	(211)
Advisor Class	(79)	(41)
From net realized capital gains
Institutional Class	0	(11)
Administrative Class	0	(45)
Advisor Class	0	(17)

Total Distributions	(235)	(392)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	15,796	24,656

Total Increase in Net Assets	15,943	24,996

Net Assets:
Beginning of period	47,975	22,979
End of period*	$63,918	$47,975

*Including undistributed net investment income of:	$261	$253

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Portfolio

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 54.1%

BANKING & FINANCE 27.3%

Abbey National Treasury Services PLC
1.854% due 04/25/2014	$400	$398

Ally Financial, Inc.
7.500% due 12/31/2013	250	268

American Express Bank FSB
5.500% due 04/16/2013	250	268

ASIF Global Financing XIX
4.900% due 01/17/2013	400	418

Banco do Brasil S.A.
4.500% due 01/22/2015	200	210

Banco Santander Chile
1.524% due 04/20/2012	100	100

Bank of Scotland PLC
5.000% due 11/21/2011	100	101

Banque PSA Finance
2.146% due 04/04/2014	200	200

Barclays Bank PLC
1.023% due 01/13/2012	100	100
2.500% due 01/23/2013	150	153
5.450% due 09/12/2012	100	105

BNZ International Funding Ltd.
2.625% due 06/05/2012	500	510

BPCE S.A.
2.375% due 10/04/2013	300	305

BRFkredit A/S
0.528% due 04/15/2013	200	200

Cie de Financement Foncier
1.024% due 07/23/2012	200	200
1.625% due 07/23/2012	200	202

Citigroup, Inc.
1.733% due 01/13/2014	200	201
2.262% due 08/13/2013	350	357

Commonwealth Bank of Australia
0.796% due 03/19/2013	200	200

Credit Agricole Home Loan SFH
1.024% due 07/21/2014	700	701

Credit Agricole S.A.
0.623% due 02/02/2012	100	100

Credit Suisse
1.241% due 01/14/2014	400	402

DanFin Funding Ltd.
0.976% due 07/16/2013	300	300

Dexia Credit Local
0.652% due 03/05/2013	500	499

Dexia Credit Local S.A.
0.535% due 01/12/2012	400	400

Encana Holdings Finance Corp.
5.800% due 05/01/2014	100	111

FIH Erhvervsbank A/S
0.620% due 06/13/2013	200	200

Ford Motor Credit Co. LLC
7.800% due 06/01/2012	300	314

General Electric Capital Corp.
1.144% due 01/07/2014	50	50

Genworth Global Funding Trusts
5.250% due 05/15/2012	200	207

HSBC Bank PLC
0.914% due 08/12/2013	300	301
1.076% due 01/17/2014	500	503
1.625% due 07/07/2014 (b)	300	301

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ICICI Bank Ltd.
2.007% due 02/24/2014	$200	$199

ING Bank NV
1.596% due 10/18/2013	200	202

Intesa Sanpaolo SpA
2.658% due 02/24/2014	100	100

Landesbank Baden-Wuerttemberg
0.466% due 06/22/2012	400	399

Lloyds TSB Bank PLC
2.624% due 01/24/2014	250	254

Merrill Lynch & Co., Inc.
5.450% due 02/05/2013	500	531
5.571% due 10/04/2012	200	207

MetLife, Inc.
1.520% due 08/06/2013	200	202

Monumental Global Funding III
0.444% due 01/25/2013	400	396

Morgan Stanley
1.874% due 01/24/2014	300	302
2.761% due 05/14/2013	300	308

NIBC Bank NV
0.633% due 12/02/2014	750	752

Nordea Bank AB
1.181% due 01/14/2014	400	404

Pricoa Global Funding I
5.400% due 10/18/2012	200	210

RCI Banque S.A.
2.155% due 04/11/2014	200	201

Royal Bank of Scotland Group PLC
0.870% due 12/02/2011	100	100
0.964% due 05/11/2012	300	302
2.678% due 08/23/2013	400	411

Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012	100	100

SLM Corp.
5.400% due 10/25/2011	125	126

SSIF Nevada LP
0.981% due 04/14/2014	400	400

Stadshypotek AB
0.796% due 09/30/2013	300	300

Standard Chartered PLC
1.214% due 05/12/2014	250	250

Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014	200	202

Sun Life Financial Global Funding LP
0.496% due 10/06/2013	100	99

Suncorp-Metway Ltd.
1.778% due 07/16/2012	300	305

Swedbank AB
0.731% due 01/14/2013	300	299

Swedbank Hypotek AB
0.696% due 03/28/2014	600	603

Westpac Banking Corp.
0.976% due 03/31/2014	400	400

		17,449

INDUSTRIALS 20.5%

Agilent Technologies, Inc.
2.500% due 07/15/2013	200	204

American Airlines Pass-Through Trust
7.858% due 04/01/2013	200	202

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anglo American Capital PLC
9.375% due 04/08/2014	$200	$239

Anheuser-Busch InBev Worldwide, Inc.
0.824% due 01/27/2014	400	402

Archer-Daniels-Midland Co.
0.422% due 08/13/2012	300	301

Barrick Gold Corp.
1.750% due 05/30/2014	100	100

Case New Holland, Inc.
7.750% due 09/01/2013	110	120

Charter Communications Operating LLC
8.000% due 04/30/2012	150	157

Codelco, Inc.
5.500% due 10/15/2013	125	135

Cox Communications, Inc.
7.125% due 10/01/2012	425	456

CRH America, Inc.
5.625% due 09/30/2011	200	202

CSN Islands VIII Corp.
9.750% due 12/16/2013	100	116

Daimler Finance North America LLC
0.856% due 03/28/2014	500	501

Danaher Corp.
0.496% due 06/21/2013	500	501

DCP Midstream LLC
9.700% due 12/01/2013	250	292

Delta Air Lines Pass-Through Trust
7.111% due 03/18/2013	200	202

DISH DBS Corp.
6.375% due 10/01/2011	200	202

Dollar General Corp.
10.625% due 07/15/2015	50	53

Dow Chemical Co.
4.850% due 08/15/2012	450	470

Encana Corp.
4.750% due 10/15/2013	200	215
6.300% due 11/01/2011	100	102

Enterprise Products Operating LLC
5.600% due 10/15/2014	200	222

Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013	450	504

General Mills, Inc.
0.611% due 05/16/2014	250	251
6.000% due 02/15/2012	91	94

Georgia-Pacific LLC
7.125% due 01/15/2017	290	306
8.250% due 05/01/2016	200	227

Hewlett-Packard Co.
0.654% due 05/30/2014	475	478

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	250	271

ICI Wilmington, Inc.
5.625% due 12/01/2013	250	271

Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016	100	105

Johnson Controls, Inc.
0.683% due 02/04/2014	350	351

Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	100	105
7.125% due 03/15/2012	250	261

Kraft Foods, Inc.
5.625% due 11/01/2011	52	53

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	$100	$102

Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014	100	110

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	300	310

Rio Tinto Alcan, Inc.
4.875% due 09/15/2012	200	209

Rockies Express Pipeline LLC
6.250% due 07/15/2013	200	215

SABMiller PLC
6.200% due 07/01/2011	300	300

Sanofi
0.446% due 03/28/2013	400	401

Shell International Finance BV
0.596% due 06/22/2012	100	100

Southwest Airlines Co.
10.500% due 12/15/2011	300	312

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	200	209

Steel Dynamics, Inc.
7.375% due 11/01/2012	350	371

Telefonica Emisiones S.A.U.
2.582% due 04/26/2013	350	354

Teva Pharmaceutical Finance III LLC
1.500% due 06/15/2012	100	101

Transcontinental Gas Pipe Line Co. LLC
7.000% due 08/15/2011	200	201

Volkswagen International Finance NV
0.917% due 04/01/2014	200	202
1.875% due 04/01/2014	300	302

WM Wrigley Jr. Co.
2.450% due 06/28/2012	400	401

Xerox Corp.
6.875% due 08/15/2011	250	252

		13,123

UTILITIES 6.3%

Appalachian Power Co.
5.650% due 08/15/2012	382	401

BP Capital Markets PLC
0.850% due 03/11/2014	200	201
5.250% due 11/07/2013	100	108

Crown Castle Towers LLC
3.214% due 08/15/2035	200	203

El Paso Performance-Linked Trust
7.750% due 07/15/2011	400	401

KCP&L Greater Missouri Operations Co.
11.875% due 07/01/2012	200	220

Majapahit Holding BV
7.250% due 10/17/2011	100	101

NGPL PipeCo LLC
6.514% due 12/15/2012	450	473

Qwest Corp.
8.875% due 03/15/2012	400	422

Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012	250	261

Sprint Capital Corp.
8.375% due 03/15/2012	100	104

Telecom Italia Capital S.A.
0.886% due 07/18/2011	266	266
5.250% due 11/15/2013	200	211

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verizon Wireless Capital LLC
7.375% due 11/15/2013	$200	$228

Vodafone Group PLC
5.350% due 02/27/2012	400	413

		4,013

Total Corporate Bonds & Notes (Cost $34,497)		34,585

CONVERTIBLE BONDS & NOTES 0.8%

BANKING & FINANCE 0.3%

Boston Properties LP
2.875% due 02/15/2037	200	202

INDUSTRIALS 0.5%

Transocean, Inc.
1.500% due 12/15/2037	300	297

Total Convertible Bonds & Notes (Cost $495)		499

MUNICIPAL BONDS & NOTES 0.9%

CALIFORNIA 0.4%

University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	250	254

NEW JERSEY 0.2%

New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.247% due 06/15/2013	100	100

NEW YORK 0.3%

New York City, New York General Obligation Notes, Series 2011
1.520% due 08/01/2013	200	203

Total Municipal Bonds & Notes (Cost $550)		557

U.S. GOVERNMENT AGENCIES 11.0%

Fannie Mae
0.215% due 09/17/2012	1,470	1,472
0.246% due 12/25/2036	25	24
0.306% due 03/25/2034	19	19
0.336% due 08/25/2034	5	5
0.386% due 10/27/2037	100	99
0.466% due 12/25/2036	49	49
0.536% due 05/25/2042	16	16
0.910% due 01/01/2021	199	198
1.495% due 03/01/2044 - 07/01/2044	53	54
2.750% due 10/01/2031	3	3

Federal Farm Credit Bank
0.180% due 08/13/2012	1,000	1,001
0.210% due 09/07/2012	1,500	1,501

Freddie Mac
0.140% due 02/04/2013	700	700
0.226% due 12/25/2036	63	62
0.417% due 02/15/2019	135	135
0.537% due 06/15/2031	8	8
0.687% due 02/15/2041	267	269
1.484% due 10/25/2044	163	164
1.495% due 02/25/2045	172	170
1.695% due 07/25/2044	64	62
5.000% due 01/15/2018	4	4
5.500% due 08/15/2030	1	1

Ginnie Mae
2.000% due 02/20/2032	13	13

NCUA Guaranteed Notes
0.540% due 12/07/2020	260	261

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.560% due 11/06/2017		$353	$353
0.750% due 12/08/2020		238	240
1.600% due 10/29/2020		188	189

Total U.S. Government Agencies (Cost $7,065)			7,072

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
1.000% due 07/31/2011		56	56

Total U.S. Treasury Obligations (Cost $56)			56

MORTGAGE-BACKED SECURITIES 5.0%

Adjustable Rate Mortgage Trust
4.207% due 11/25/2035		1,133	847

Arkle Master Issuer PLC
1.410% due 05/17/2060		100	100

Arran Residential Mortgages Funding PLC
0.336% due 09/20/2056		200	199

Banc of America Large Loan, Inc.
0.697% due 08/15/2029		59	55

Banc of America Mortgage Securities, Inc.
3.459% due 07/20/2032		1	1

BCRR Trust
4.230% due 12/22/2035		88	90
4.230% due 02/22/2041		100	103

Bear Stearns Adjustable Rate Mortgage Trust
3.070% due 01/25/2034		7	7

Bear Stearns Alt-A Trust
2.916% due 09/25/2035		38	28

Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035		24	23

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		100	102

Commercial Mortgage Pass-Through Certificates
0.277% due 06/15/2022		9	8
0.287% due 12/15/2020		39	38

Countrywide Alternative Loan Trust
0.336% due 05/20/2046		5	4

Countrywide Home Loan Mortgage Pass-Through Trust
0.526% due 06/25/2035		32	29

Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032		6	5
1.870% due 05/25/2032		1	1
2.444% due 06/25/2033		31	29

European Loan Conduit
1.570% due 05/15/2019	EUR	35	46

Extended Stay America Trust
3.330% due 01/05/2013 (a)		$247	11

First Republic Mortgage Loan Trust
0.487% due 08/15/2032		27	25

First Union National Bank Commercial Mortgage
6.141% due 02/12/2034		81	83

Fosse Master Issuer PLC
1.619% due 10/18/2054		200	200

Greenpoint Mortgage Funding Trust
0.406% due 06/25/2045		47	31

GSR Mortgage Loan Trust
2.790% due 09/25/2035		41	39

Harborview Mortgage Loan Trust
0.406% due 05/19/2035		61	41

Holmes Master Issuer PLC
0.378% due 07/15/2020		500	494

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Commercial Mortgage Securities Corp.
2.749% due 11/15/2043	$96	$96

Mellon Residential Funding Corp.
0.627% due 12/15/2030	11	10

Merrill Lynch Floating Trust
0.257% due 06/15/2022	10	10

MLCC Mortgage Investors, Inc.
1.191% due 10/25/2035	21	18

Structured Asset Mortgage Investments, Inc.
0.416% due 05/25/2045	74	47
0.436% due 07/19/2035	10	7
0.846% due 09/19/2032	7	6

Structured Asset Securities Corp.
0.236% due 05/25/2036	2	2

Thornburg Mortgage Securities Trust
0.286% due 03/25/2037	47	46
0.296% due 11/25/2046	34	33

Wachovia Bank Commercial Mortgage Trust
5.927% due 06/15/2049	183	189

WaMu Mortgage Pass-Through Certificates
1.278% due 02/25/2046	33	25
1.278% due 08/25/2046	49	32
1.478% due 11/25/2042	18	15
1.678% due 06/25/2042	4	3

Total Mortgage-Backed Securities (Cost $3,324)		3,178

ASSET-BACKED SECURITIES 5.1%

ACE Securities Corp.
0.236% due 12/25/2036	7	7

Ally Auto Receivables Trust
0.750% due 04/15/2012	9	9

Arkansas Student Loan Authority
1.157% due 11/25/2043	225	224

Babson CLO Ltd.
0.581% due 11/15/2016	145	141

Bear Stearns Asset-Backed Securities Trust
0.236% due 11/25/2036	7	6
0.266% due 10/25/2036	10	10
0.846% due 10/25/2032	2	2

Carrington Mortgage Loan Trust
0.286% due 06/25/2037	39	36

Chase Issuance Trust
1.737% due 04/15/2014	100	101

Citibank Omni Master Trust
2.287% due 05/16/2016	250	253
2.937% due 08/15/2018	200	210

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates
0.666% due 12/25/2031		$2	$1
0.926% due 05/25/2032		1	1

Credit Suisse First Boston Mortgage Securities Corp.
0.926% due 08/25/2032		3	2

Ford Auto Securitization Trust
1.793% due 09/15/2013	CAD	69	72
1.926% due 06/15/2013		206	215

Ford Credit Auto Owner Trust
1.607% due 06/15/2012		$6	6
2.687% due 05/15/2013		140	141

Irwin Home Equity Corp.
0.726% due 07/25/2032		2	1

JPMorgan Mortgage Acquisition Corp.
0.236% due 10/25/2036		6	6

MASTR Asset-Backed Securities Trust
0.236% due 11/25/2036		3	1

Nelnet Student Loan Trust
0.974% due 07/25/2018		213	214

New Century Home Equity Loan Trust
0.446% due 06/25/2035		21	20

Nissan Auto Receivables Owner Trust
0.356% due 10/17/2011		3	3

Renaissance Home Equity Loan Trust
0.546% due 11/25/2034		9	7
0.626% due 08/25/2033		11	10
0.686% due 12/25/2033		45	38

SLM Student Loan Trust
0.404% due 04/25/2017		69	69
0.447% due 12/17/2018		311	311
0.774% due 10/25/2017		400	401
1.774% due 04/25/2023		159	164
3.500% due 08/17/2043		186	187
4.500% due 11/16/2043		95	91
6.187% due 07/15/2042		297	282

Structured Asset Securities Corp.
0.476% due 01/25/2033		3	2

Total Asset-Backed Securities (Cost $3,253)			3,244

SOVEREIGN ISSUES 1.9%

Emirate of Abu Dhabi
5.500% due 04/08/2014		300	331

Export-Import Bank of Korea
1.300% due 03/13/2012		400	400

Kommunalbanken A/S
3.375% due 11/15/2011		200	202

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Qatar Government International Bond
5.150% due 04/09/2014	$250	$272

Total Sovereign Issues (Cost $1,204)		1,205

SHORT-TERM INSTRUMENTS 21.5%

CERTIFICATES OF DEPOSIT 1.9%

Banco Bradesco S.A.
1.955% due 01/24/2013	250	252

Intesa Sanpaolo SpA
0.775% due 01/19/2012	400	399

Itau Unibanco S.A.
0.000% due 09/12/2011	250	250

UBS AG
0.948% due 11/02/2012	300	300

		1,201

COMMERCIAL PAPER 0.5%

Urenco Finance NV
0.710% due 07/08/2011	300	300

REPURCHASE AGREEMENTS 1.0%

State Street Bank and Trust Co.
0.010% due 07/01/2011	661	661

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $675. Repurchase proceeds are $661.)

SHORT-TERM NOTES 0.6%

Holmes Master Issuer PLC
0.337% due 10/15/2011	400	400

U.S. TREASURY BILLS 0.1%
0.127% due 09/15/2011 (e)	26	26

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 17.4%
	1,112,268	11,144

Total Short-Term Instruments (Cost $13,730)		13,732

PURCHASED OPTIONS (g) 0.0%
(Cost $36)		22

Total Investments 100.4% (Cost $64,210)		$64,150

Written Options (h) (0.1%) (Premiums $83)		(75)

Other Assets and Liabilities (Net) (0.3%)		(157)

Net Assets 100.0%		$63,918

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	When-Issued security.
(c)	Affiliated to the Portfolio.
(d)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $196 at a weighted average interest rate of -0.600%. On June 30, 2011, there were no open reverse repurchase agreements.
(e)	Securities with an aggregate market value of $26 and cash of $8 have been pledged as collateral for futures contracts. On June 30, 2011, there were no open futures contracts.

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

(f)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	CITI	1.000%	03/20/2013	0.658%	$	300	$2	$2	$0
ArcelorMittal	BCLY	1.000%	03/20/2013	1.174%		300	(1)	(2)	1
ArcelorMittal	MSC	1.000%	06/20/2014	1.748%		200	(5)	(3)	(2)
BHP Billiton Finance USA Ltd.	DUB	1.000%	12/20/2015	0.676%		75	1	1	0
BHP Billiton Finance USA Ltd.	MSC	1.000%	12/20/2011	0.279%		300	1	1	0
BP Capital Markets America, Inc.	BNP	1.000%	09/20/2011	0.203%		100	1	(7)	8
BP Capital Markets America, Inc.	GSC	5.000%	06/20/2015	0.676%		100	17	(3)	20
Emirate of Abu Dhabi Government Bond	DUB	1.000%	03/20/2014	0.583%		200	3	1	2
Ensco PLC	CSFB	1.000%	03/20/2014	0.509%		250	3	(2)	5
Freeport-McMoRan Copper & Gold, Inc.	BNP	1.000%	03/20/2013	0.509%		300	3	4	(1)
Pacific Gas & Electric Co.	JPM	1.000%	12/20/2011	0.306%		400	1	2	(1)
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	0.688%		200	1	(1)	2
Prudential Financial, Inc.	BOA	1.000%	12/20/2012	0.488%		100	1	0	1
Prudential Financial, Inc.	UBS	1.000%	12/20/2011	0.329%		100	0	0	0
Teck Resources Ltd.	CITI	1.000%	03/20/2013	0.640%		300	2	4	(2)

							$30	$(3)	$33

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.250%	04/30/2012	$	15,800	$36	$22

(h)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar March Futures	$99.375	03/19/2012	5	$2	$(3)
Put - CME 90-Day Eurodollar March Futures	99.375	03/19/2012	5	5	(1)

				$7	$(4)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.000%	04/30/2012	$	15,800	$47	$(52)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.000%	04/30/2012		31,600	29	(19)

								$76	$(71)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2010	18	$7,100	$63
Sales	10	47,400	83
Closing Buys	(18)	(7,100)	(63)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2011	10	$47,400	$83

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(i)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	265	07/2011	DUB	$7	$0	$7
Sell	CAD	235	09/2011	BCLY	0	0	0
Sell		48	09/2011	DUB	0	(1)	(1)
Sell		19	09/2011	RBC	0	0	0
Buy	CLP	10,534	10/2011	JPM	0	0	0
Buy	CNY	3,971	09/2011	BCLY	15	0	15
Sell		1,257	09/2011	BCLY	0	0	0
Buy		3,456	09/2011	HSBC	6	0	6
Sell		6,173	09/2011	RBS	0	(7)	(7)
Buy		366	11/2011	JPM	0	0	0
Buy		133	02/2012	DUB	0	0	0
Sell		691	02/2013	BCLY	1	0	1
Buy		1,469	02/2013	DUB	1	0	1
Sell	DKK	4,060	01/2012	JPM	0	(77)	(77)
Buy		4,000	01/2012	RBS	20	0	20
Sell	EUR	236	07/2011	BNP	0	(8)	(8)
Sell		216	07/2011	CSFB	0	(2)	(2)
Sell		191	07/2011	DUB	2	0	2
Sell		178	07/2011	JPM	0	(1)	(1)
Buy		500	07/2011	RBS	0	(2)	(2)
Sell		145	07/2011	RBS	0	(1)	(1)
Buy	INR	11,460	08/2011	HSBC	2	0	2
Sell	JPY	20,203	07/2011	JPM	0	(10)	(10)
Buy	MXN	4,766	07/2011	HSBC	15	0	15
Sell		4,766	07/2011	MSC	5	0	5
Buy		4,766	11/2011	MSC	0	(4)	(4)
Sell	ZAR	213	07/2011	HSBC	0	(1)	(1)
Buy		213	07/2011	JPM	0	0	0
Buy		213	10/2011	HSBC	1	0	1

					$75	$(114)	$(39)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$16,749	$700	$17,449
Industrials	0	12,719	404	13,123
Utilities	0	4,013	0	4,013
Convertible Bonds & Notes
Banking & Finance	0	202	0	202
Industrials	0	297	0	297
Municipal Bonds & Notes
California	0	254	0	254
New Jersey	0	100	0	100
New York	0	203	0	203
U.S. Government Agencies	0	6,218	854	7,072
U.S. Treasury Obligations	0	56	0	56
Mortgage-Backed Securities	0	3,178	0	3,178
Asset-Backed Securities	0	3,244	0	3,244
Sovereign Issues	0	1,205	0	1,205
Short-Term Instruments
Certificates of Deposit	0	1,201	0	1,201
Commercial Paper	0	300	0	300
Repurchase Agreements	0	661	0	661

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Short-Term Notes	$0	$400	$0	$400
U.S. Treasury Bills	0	26	0	26
PIMCO Short-Term Floating NAV Portfolio	11,144	0	0	11,144
Purchased Options
Interest Rate Contracts	0	22	0	22
	$11,144	$51,048	$1,958	$64,150

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	39	0	39
Foreign Exchange Contracts	0	75	0	75
	$0	$114	$0	$114

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(6)	0	(6)
Foreign Exchange Contracts	0	(114)	0	(114)
Interest Rate Contracts	0	(75)	0	(75)
	$0	$(195)	$0	$(195)

Totals	$11,144	$50,967	$1,958	$64,069

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (8)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$700	$0	$0	$0	$0	$0	$0	$700	$0
Industrials	358	208	(150)	(3)	(1)	(7)	0	0	405	(6)
U.S. Government Agencies	942	0	(91)	0	0	3	0	0	854	2
Mortgage-Backed Securities	1	0	0	0	0	(1)	0	0	0	0
Asset-Backed Securities	311	0	(105)	0	5	3	0	(214)	0	0
Short-Term Instruments
Certificates of Deposit	300	0	0	0	0	0	0	(300)	0	0

	$1,912	$908	$(346)	$(3)	$4	$(2)	$0	$(514)	$1,959	$(4)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$22	$22
Unrealized appreciation on foreign currency contracts	0	0	0	75	0	75
Unrealized appreciation on swap agreements	0	39	0	0	0	39

	$0	$39	$0	$75	$22	$136

Liabilities:
Written options outstanding	$0	$0	$0	$0	$75	$75
Unrealized depreciation on foreign currency contracts	0	0	0	114	0	114
Unrealized depreciation on swap agreements	0	6	0	0	0	6

	$0	$6	$0	$114	$75	$195

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$20	$0	$0	$27	$47
Net realized gain on foreign currency transactions	0	0	0	90	0	90

	$0	$20	$0	$90	$27	$137

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(14)	$(14)
Net change in unrealized appreciation on futures contracts, written options and swaps	0	2	0	0	27	29
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(75)	0	(75)

	$0	$2	$0	$(75)	$13	$(60)

(1)	See note 5 in the Notes to Financial Statements for additional information.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(m)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$15	$0	$15
BNP	(4)	0	(4)
BOA	1	0	1
CITI	4	0	4
CSFB	1	0	1
DUB	13	0	13
GSC	(32)	0	(32)
HSBC	23	0	23
JPM	(87)	0	(87)
MSC	(2)	0	(2)
RBC	0	0	0
RBS	10	0	10
UBS	0	0	0

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Notes to Financial Statements

1.  ORGANIZATION

The PIMCO Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately

18	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

Semiannual Report	June 30, 2011	19

Notes to Financial Statements (Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(b) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(c) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

20	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option.

Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the

Semiannual Report	June 30, 2011	21

Notes to Financial Statements (Cont.)

buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2011, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$1,911	$4,083

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)		Market Value 06/30/2011	Dividend Income
$3,238	$31,306	$(23,400)	$1		$(1)	$11,144	$6

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$10,426	$9,461	$30,150	$23,194

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	115	$1,171	152	$1,547
Administrative Class	1,678	17,142	3,652	37,042
Advisor Class	1,194	12,188	1,552	15,792
Issued as reinvestment of distributions
Institutional Class	4	39	8	78
Administrative Class	12	117	25	256
Advisor Class	8	79	6	58
Cost of shares redeemed
Institutional Class	(36)	(364)	(86)	(868)
Administrative Class	(925)	(9,439)	(2,666)	(27,095)
Advisor Class	(503)	(5,137)	(211)	(2,154)
Net increase resulting from Portfolio share transactions	1,547	$15,796	2,432	$24,656

24	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	97
Administrative Class	3	78
Advisor Class	1	97

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)		Net Unrealized (Depreciation)
$191		$(251)		$(60)

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2011	25

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston

Currency Abbreviations:
AUD	Australian Dollar	DKK	Danish Krone	MXN	Mexican Peso
CAD	Canadian Dollar	EUR	Euro	USD	United States Dollar
CLP	Chilean Peso	INR	Indian Rupee	ZAR	South African Rand
CNY	Chinese Renminbi	JPY	Japanese Yen

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Other Abbreviations:
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate

26	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS65_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Total Return Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk short sale risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	35.9%
Short-Term Instruments	28.5%
U.S. Government Agencies	14.1%
Mortgage-Backed Securities	6.7%
Sovereign Issues	5.1%
Other	9.7%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	5 Years	10 Years	Class Inception (12/31/1997)
PIMCO Total Return Portfolio Administrative Class	2.90%	5.46%	8.62%	6.92%	6.64%
Barclays Capital U.S. Aggregate Index±	2.72%	3.90%	6.52%	5.74%	5.94%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.65% for Administrative Class shares.

± Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,028.98	$1,021.57
Expenses Paid During Period†	$3.27	$3.26
Net Annualized Expense Ratio	0.65%	0.65%

† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	An underweight to U.S. duration (or sensitivity to changes in market interest rates) detracted from returns as the ten-year U.S. Treasury yield fell during the reporting period.

»	Holdings of money market futures added to performance as most money market futures contracts increased in price during the reporting period.

»	An underweight to Agency mortgage-backed securities for most of the period detracted from returns as this sector outperformed like-duration U.S. Treasuries during the reporting period.

»

A modest underweight to the investment grade corporate sector, with an allocation to credit default swaps on a basket of credit entities, was slightly negative for performance as the sector outperformed like-duration U.S. Treasuries; however, a focus on financials, a subsector within the investment grade corporate sector, was positive for performance as financials outperformed the overall investment grade corporate market.

»	Modest exposure to high yield bonds added to performance as the Barclays Capital U.S. Corporate High Yield Index outperformed like-duration U.S. Treasuries during the reporting period.

»	Modest exposure to emerging markets external debt added to performance as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»

Exposure to Build America Bonds added to returns as the Barclays Capital Build America Bond Index outperformed like-duration U.S. Treasuries and the Barclays Capital U.S. Long Investment Grade Corporate Index.

»	Exposure to a basket of currencies, with an emphasis on emerging market currencies, added to performance as these currencies appreciated relative to the U.S. dollar during the reporting period.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Administrative Class
Net asset value beginning of year or period	$11.08		$10.82	$10.31	$10.49	$10.12	$10.24
Net investment income (a)	0.12		0.24	0.49	0.46	0.49	0.44
Net realized/unrealized gain (loss) on investments	0.20		0.63	0.93	0.03	0.37	(0.06)
Total income from investment operations	0.32		0.87	1.42	0.49	0.86	0.38
Dividends from net investment income	(0.14)		(0.27)	(0.57)	(0.47)	(0.49)	(0.45)
Distributions from net realized capital gains	0.00		(0.34)	(0.34)	(0.20)	0.00	(0.05)
Total distributions	(0.14)		(0.61)	(0.91)	(0.67)	(0.49)	(0.50)
Net asset value end of year or period	$11.26		$11.08	$10.82	$10.31	$10.49	$10.12
Total return	2.90%		8.10%	14.04%	4.79%	8.74%	3.84%
Net assets end of year or period (000s)	$7,597,411		$7,260,958	$5,566,064	$4,057,408	$3,893,715	$3,114,697
Ratio of expenses to average net assets	0.65	%*	0.65%	0.74%	0.88%	0.83%	0.67%
Ratio of expenses to average net assets excluding interest expense	0.65	%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	2.15	%*	2.09%	4.52%	4.38%	4.78%	4.36%
Portfolio turnover rate	226	%**	484%**	381%	355%	298%	303%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$7,116,409
Investments in Affiliates, at value	2,293,954
Repurchase agreements, at value	96,800
Cash	2,294
Foreign currency, at value	4,945
Receivable for investments sold	246,061
Receivable for Portfolio shares sold	8,856
Interest and dividends receivable	53,285
Dividends receivable from Affiliates	577
Variation margin receivable	3,024
Swap premiums paid	40,347
Unrealized appreciation on foreign currency contracts	18,366
Unrealized appreciation on swap agreements	19,293
9,904,211

Liabilities:
Payable for investments purchased	$1,041,795
Payable for investments in Affiliates purchased	576
Payable for Portfolio shares redeemed	31,111
Payable for short sales	57,924
Written options outstanding	20,256
Deposits from counterparty	37,540
Accrued related party fees	4,487
Variation margin payable	1,522
Swap premiums received	16,521
Unrealized depreciation on foreign currency contracts	13,316
Unrealized depreciation on swap agreements	20,088
Other liabilities	17
1,245,153

Net Assets	$8,659,058

Net Assets Consist of:
Paid in capital	$8,196,239
Undistributed net investment income	58,327
Accumulated undistributed net realized gain	146,456
Net unrealized appreciation	258,036
$8,659,058

Net Assets:
Institutional Class	$229,238
Administrative Class	7,597,411
Advisor Class	832,409

Shares Issued and Outstanding:
Institutional Class	20,362
Administrative Class	674,826
Advisor Class	73,937

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.26
Administrative Class	11.26
Advisor Class	11.26

Cost of Investments	$6,896,625
Cost of Investments in Affiliates	$2,293,640
Cost of Repurchase Agreements	$96,800
Cost of Foreign Currency Held	$4,909
Proceeds Received on Short Sales	$58,088
Premiums Received on Written Options	$29,402

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$111,135
Dividends	123
Dividends from Affiliate investments	3,758
Miscellaneous income	1
Total Income	115,017

Expenses:
Investment advisory fees	10,165
Supervisory and administrative fees	10,165
Servicing fees – Administrative Class	5,417
Distribution and/or servicing fees – Advisor Class	835
Trustees' fees	65
Interest expense	73
Total Expenses	26,720

Net Investment Income	88,297

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(6,286)
Net realized gain on Affiliate investments	74
Net realized gain on futures contracts, written options and swaps	26,821
Net realized gain on foreign currency transactions	20,871
Net change in unrealized appreciation on investments	98,946
Net change in unrealized appreciation on Affiliate investments	636
Net change in unrealized appreciation on futures contracts, written options and swaps	21,646
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(12,112)
Net Gain	150,596

Net Increase in Net Assets Resulting from Operations	$238,893

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$88,297	$151,193
Net realized gain	41,406	302,285
Net realized gain on Affiliate investments	74	710
Net change in unrealized appreciation	108,480	79,316
Net change in unrealized appreciation (depreciation) on Affiliate investments	636	(13)
Net increase resulting from operations	238,893	533,491

Distributions to Shareholders:
From net investment income
Institutional Class	(3,274)	(6,743)
Administrative Class	(92,015)	(159,949)
Advisor Class	(8,161)	(8,593)
From net realized capital gains
Institutional Class	0	(8,728)
Administrative Class	0	(214,082)
Advisor Class	0	(16,192)

Total Distributions	(103,450)	(414,287)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	437,260	1,955,965

Total Increase in Net Assets	572,703	2,075,169

Net Assets:
Beginning of period	8,086,355	6,011,186
End of period*	$8,659,058	$8,086,355

*Including undistributed net investment income of:	$58,327	$73,480

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Total Return Portfolio

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%

AGFS Funding Co.
5.500% due 05/10/2017		$15,700	$15,424

Ford Motor Co.
2.940% due 12/15/2013		1,444	1,445

Petroleum Export Ltd.
3.246% due 12/07/2012		6,508	6,469

Texas Competitive Electric Holdings Co. LLC
4.690% due 10/10/2017		1,799	1,407
4.768% due 10/10/2017		1,909	1,493

Total Bank Loan Obligations (Cost $27,082)			26,238

CORPORATE BONDS & NOTES 38.9%

BANKING & FINANCE 29.2%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,800	6,252

Ally Financial, Inc.
3.466% due 02/11/2014		6,100	5,999
3.646% due 06/20/2014		500	489
4.500% due 02/11/2014		500	501
6.000% due 12/15/2011		20,256	20,560
6.000% due 05/23/2012		4,500	4,612
6.250% due 12/01/2017		12,200	12,157
6.625% due 05/15/2012		17,200	17,608
6.875% due 09/15/2011		51,456	51,906
6.875% due 08/28/2012		5,700	5,914
7.000% due 02/01/2012		2,500	2,554
7.500% due 09/15/2020		900	945
8.300% due 02/12/2015		11,100	12,432

American Express Bank FSB
0.340% due 06/12/2012		500	499
6.000% due 09/13/2017		3,900	4,402

American Express Centurion Bank
5.550% due 10/17/2012		9,840	10,390
6.000% due 09/13/2017		3,900	4,402

American Express Co.
7.000% due 03/19/2018		200	236

American Express Credit Corp.
5.875% due 05/02/2013		700	754

American General Institutional Capital A
7.570% due 12/01/2045		10,000	10,450

American International Group, Inc.
0.386% due 10/18/2011		100	100
4.900% due 06/02/2014	CAD	6,000	6,294
4.950% due 03/20/2012		$1,800	1,835
5.050% due 10/01/2015		12,500	13,054
5.450% due 05/18/2017		1,100	1,151
5.600% due 10/18/2016		6,100	6,389
5.850% due 01/16/2018		31,900	33,454
6.250% due 03/15/2037		2,100	1,921
6.400% due 12/15/2020		3,400	3,664
8.000% due 05/22/2068	EUR	12,900	18,754
8.175% due 05/15/2068		$3,000	3,289
8.250% due 08/15/2018		12,600	14,472

ANZ National International Ltd.
6.200% due 07/19/2013		7,400	8,067

Australia & New Zealand Banking Group Ltd.
1.118% due 05/08/2013		16,400	16,447
2.125% due 01/10/2014		1,400	1,412

Banco do Brasil S.A.
3.007% due 07/02/2014		7,600	7,582

Banco Santander Brasil S.A.
2.346% due 03/18/2014		1,000	1,006
4.250% due 01/14/2016		1,800	1,813
4.500% due 04/06/2015		13,100	13,394

Banco Santander Chile
1.524% due 04/20/2012		11,600	11,612

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of America Corp.
0.591% due 08/15/2016		$2,800	$2,607
1.693% due 01/30/2014		30,400	30,493
6.000% due 09/01/2017		7,000	7,538
6.500% due 08/01/2016		32,700	36,491

Bank of America N.A.
6.000% due 10/15/2036		2,100	2,030

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		2,100	2,125

Bank of Montreal
2.850% due 06/09/2015		4,700	4,872

Bank of Nova Scotia
1.650% due 10/29/2015		5,200	5,114

Banque PSA Finance
2.146% due 04/04/2014		12,100	12,087

Barclays Bank PLC
5.450% due 09/12/2012		40,000	42,152
6.000% due 01/23/2018	EUR	15,000	21,583
6.050% due 12/04/2017		$1,800	1,907
10.179% due 06/12/2021		2,080	2,620

BBVA Bancomer S.A.
4.500% due 03/10/2016		3,200	3,272
6.500% due 03/10/2021		6,400	6,560

BBVA U.S. Senior S.A.U
2.386% due 05/16/2014		39,700	39,487

Bear Stearns Cos. LLC
6.400% due 10/02/2017		27,900	31,855

BNP Paribas S.A.
0.693% due 04/08/2013		7,100	7,052
1.190% due 01/10/2014		21,100	20,960
5.186% due 06/29/2049		15,600	14,438

BPCE S.A.
2.375% due 10/04/2013		2,100	2,135

BRFkredit A/S
0.528% due 04/15/2013		21,800	21,819

C10 Capital SPV Ltd.
6.722% due 12/29/2049		4,300	3,225

CIT Group, Inc.
5.250% due 04/01/2014		2,200	2,200
7.000% due 05/01/2014		3,123	3,166

Citigroup Capital XXI
8.300% due 12/21/2077		19,500	19,987

Citigroup, Inc.
0.370% due 03/16/2012		3,626	3,620
0.522% due 06/09/2016		13,100	12,056
1.111% due 02/15/2013		13,600	13,553
1.733% due 01/13/2014		13,400	13,496
2.262% due 08/13/2013		5,900	6,014
5.300% due 10/17/2012		2,200	2,309
5.365% due 03/06/2036 (n)	CAD	4,700	4,070
5.500% due 08/27/2012		$5,500	5,766
5.500% due 04/11/2013		40,900	43,434
5.625% due 08/27/2012		4,400	4,597
5.850% due 07/02/2013		1,400	1,501
6.000% due 02/21/2012		3,789	3,914
6.125% due 05/15/2018		3,000	3,307
6.125% due 08/25/2036		10,300	9,930
8.500% due 05/22/2019		2,100	2,606

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	15,700	22,843
11.000% due 06/29/2049		$975	1,248

Countrywide Financial Corp.
5.800% due 06/07/2012		10,300	10,747

Credit Agricole Home Loan SFH
1.024% due 07/21/2014		31,000	31,038

Credit Agricole S.A.
1.724% due 01/21/2014		26,400	26,784

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse
2.200% due 01/14/2014		$4,800	$4,864

DBS Bank Ltd.
0.481% due 05/16/2017		1,000	990

Deutsche Bank AG
6.000% due 09/01/2017		24,100	26,909

Dexia Credit Local
0.652% due 03/05/2013		48,000	47,888

Dexia Credit Local S.A.
0.753% due 04/29/2014		21,700	21,634
0.896% due 09/23/2011		15,200	15,216

FCE Bank PLC
7.125% due 01/16/2012	EUR	5,100	7,555
7.125% due 01/15/2013		700	1,053

FIH Erhvervsbank A/S
0.620% due 06/13/2013		$76,000	75,998

Ford Motor Credit Co. LLC
3.033% due 01/13/2012		21,285	21,339
7.000% due 10/01/2013		500	535
7.000% due 04/15/2015		500	541
7.250% due 10/25/2011		32,000	32,483
7.500% due 08/01/2012		17,800	18,643
7.800% due 06/01/2012		12,200	12,761
8.000% due 12/15/2016		500	563

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	7,900	11,569

General Electric Capital Corp.
5.500% due 09/15/2067		24,100	32,852
5.875% due 01/14/2038		$8,100	8,221
6.375% due 11/15/2067		14,800	15,226

Goldman Sachs Group, Inc.
1.695% due 02/04/2013	EUR	45,500	65,463
1.784% due 05/23/2016		3,600	4,948
5.950% due 01/18/2018		$17,300	18,663
6.250% due 09/01/2017		14,900	16,453
6.750% due 10/01/2037		3,300	3,310

Hartford Financial Services Group, Inc.
8.125% due 06/15/2068		3,200	3,472

HSBC Bank PLC
2.000% due 01/19/2014		2,900	2,917

HSBC Finance Corp.
1.787% due 04/05/2013	EUR	4,300	6,174
6.676% due 01/15/2021		$22,500	23,111

HSBC Holdings PLC
6.500% due 05/02/2036		6,400	6,605
6.500% due 09/15/2037		2,900	3,002

ING Bank NV
1.046% due 03/30/2012		57,400	57,635
1.652% due 06/09/2014		7,200	7,229
2.000% due 10/18/2013		2,700	2,692
2.650% due 01/14/2013		1,300	1,318

International Lease Finance Corp.
0.634% due 07/01/2011		1,200	1,200
1.795% due 08/15/2011	EUR	25,000	36,413
4.750% due 01/13/2012		$1,900	1,931
5.000% due 09/15/2012		2,600	2,646
5.250% due 01/10/2013		2,680	2,737
5.400% due 02/15/2012		16,152	16,435
5.750% due 05/15/2016		1,900	1,872
5.875% due 05/01/2013		1,000	1,029
6.375% due 03/25/2013		2,580	2,670
6.750% due 09/01/2016		4,500	4,815

Intesa Sanpaolo SpA
2.658% due 02/24/2014		11,600	11,580

IPIC GMTN Ltd.
5.000% due 11/15/2020		4,700	4,676

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase & Co.
0.997% due 05/02/2014		$75,100	$75,185
1.776% due 09/26/2013	EUR	900	1,294
6.000% due 01/15/2018		$3,900	4,341

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	12,233

JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,200	1,207

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		2,400	2,426

KeyBank N.A.
1.559% due 11/21/2011	EUR	400	578

LBG Capital No.1 PLC
7.588% due 05/12/2020	GBP	100	148
7.869% due 08/25/2020		200	295
7.875% due 11/01/2020		$4,800	4,536
8.000% due 12/29/2049		6,000	5,430
8.500% due 12/29/2049		1,100	1,038

Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		4,800	1,260
5.125% due 06/27/2014 (a)	EUR	950	334
5.625% due 01/24/2013 (a)		$3,800	1,026
6.875% due 05/02/2018 (a)		3,200	876

Lloyds TSB Bank PLC
2.624% due 01/24/2014		6,300	6,392
4.875% due 01/21/2016		6,200	6,345
5.800% due 01/13/2020		21,500	21,554
12.000% due 12/29/2049		32,700	35,587

Macquarie Group Ltd.
7.300% due 08/01/2014		22,075	24,717

Merrill Lynch & Co., Inc.
6.150% due 04/25/2013		10,000	10,740
6.875% due 04/25/2018		17,800	19,712

MetLife Institutional Funding II
1.201% due 04/04/2014		10,800	10,832

MetLife, Inc.
6.400% due 12/15/2066		1,700	1,666

Metropolitan Life Global Funding I
0.683% due 07/13/2011		34,700	34,704
5.125% due 11/09/2011		8,200	8,335

Morgan Stanley
1.253% due 04/29/2013		10,100	10,087
2.761% due 05/14/2013		26,600	27,326
5.950% due 12/28/2017		10,600	11,404
7.300% due 05/13/2019		1,200	1,362

MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	700	1,084

National Australia Bank Ltd.
1.010% due 04/11/2014		$44,500	44,488
5.350% due 06/12/2013		6,100	6,545

Nationwide Building Society
6.250% due 02/25/2020		9,300	9,682

Nomura Europe Finance NV
0.451% due 07/05/2011		19,500	19,500

Nordea Bank AB
2.125% due 01/14/2014		2,300	2,317

Nordea Eiendomskreditt A/S
0.714% due 04/07/2014		20,100	20,100

Pacific LifeCorp
6.000% due 02/10/2020		2,200	2,362

Principal Life Income Funding Trusts
5.300% due 04/24/2013		5,200	5,594

Qatari Diar Finance QSC
5.000% due 07/21/2020		5,800	5,974

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RCI Banque S.A.
2.155% due 04/11/2014		$41,600	$41,712

Resona Bank Ltd.
5.850% due 09/29/2049		1,200	1,198

Royal Bank of Scotland Group PLC
0.561% due 10/14/2016		500	444
0.986% due 09/29/2015		200	175
0.990% due 04/11/2016		100	90
2.211% due 01/28/2016	EUR	200	257
3.950% due 09/21/2015		$3,200	3,217
6.990% due 10/29/2049 (a)		12,000	10,860
7.648% due 08/29/2049		1,500	1,358

Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012		42,900	42,913

Santander UK PLC
1.530% due 10/10/2017	EUR	28,700	38,823

Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$2,400	2,499
5.499% due 07/07/2015		13,100	13,902

SLM Corp.
0.504% due 10/25/2011		200	199
0.574% due 01/27/2014		1,650	1,566
1.670% due 11/15/2011	EUR	1,000	1,438
1.801% due 06/17/2013		200	281
3.125% due 09/17/2012		5,200	7,468
4.875% due 12/17/2012	GBP	2,800	4,472
5.000% due 10/01/2013		$3,900	4,057
5.000% due 04/15/2015		5,000	5,027
5.125% due 08/27/2012		5,780	5,932
5.375% due 05/15/2014		500	521
6.250% due 01/25/2016		1,900	1,972
8.000% due 03/25/2020		3,600	3,870
8.450% due 06/15/2018		10,600	11,645

Societe Generale S.A.
0.461% due 08/16/2016		800	769
0.484% due 10/20/2016		12,500	12,047
1.326% due 04/11/2014		2,700	2,677

Springleaf Finance Corp.
0.497% due 12/15/2011		8,700	8,589
3.250% due 01/16/2013	EUR	2,000	2,753
4.125% due 11/29/2013		10,000	13,577

SSIF Nevada LP
0.981% due 04/14/2014		$68,400	68,457

State Bank of India
4.500% due 07/27/2015		6,000	6,161

State Street Capital Trust III
5.237% due 01/29/2049		6,800	6,807

State Street Capital Trust IV
1.247% due 06/01/2077		1,000	815

SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		8,592	8,733

Stone Street Trust
5.902% due 12/15/2015		9,500	9,963

Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		1,100	1,107

Temasek Financial I Ltd.
4.300% due 10/25/2019		4,600	4,753

Turkiye Garanti Bankasi A/S
2.774% due 04/20/2016		3,100	3,092

UBS AG
1.273% due 01/28/2014		1,900	1,910
1.358% due 02/23/2012		8,500	8,555
5.750% due 04/25/2018		4,600	4,992
5.875% due 12/20/2017		4,700	5,160

UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	330

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

USB Capital IX
3.500% due 10/29/2049		$900	$745

Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		2,600	2,658

Wachovia Corp.
0.408% due 10/15/2011		8,100	8,105
1.570% due 02/13/2014	EUR	5,200	7,397
5.500% due 05/01/2013		$8,300	8,928
5.750% due 02/01/2018		16,900	18,704

Wells Fargo & Co.
1.485% due 08/01/2011	EUR	400	580
5.220% due 05/10/2012	AUD	35,470	37,808

Westpac Banking Corp.
0.756% due 07/16/2014		$3,000	3,015
0.976% due 03/31/2014		22,200	22,242
3.585% due 08/14/2014		4,900	5,220

ZFS Finance USA Trust IV
5.875% due 05/09/2062		1,285	1,302

			2,531,679

INDUSTRIALS 7.6%

Altria Group, Inc.
7.750% due 02/06/2014		8,680	9,941
9.700% due 11/10/2018		6,400	8,418

Amgen, Inc.
6.150% due 06/01/2018		1,200	1,392

Anheuser-Busch InBev Worldwide, Inc.
0.824% due 01/27/2014		40,400	40,576
4.125% due 01/15/2015		21,500	23,133
5.375% due 01/15/2020		21,500	23,711

AstraZeneca PLC
5.900% due 09/15/2017		2,500	2,916

Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,731

Cemex S.A.B. de C.V.
9.000% due 01/11/2018		16,000	16,360

Coca-Cola Enterprises, Inc.
1.125% due 11/12/2013		16,300	16,290

Codelco, Inc.
6.150% due 10/24/2036		700	763

Comcast Corp.
5.875% due 02/15/2018		1,700	1,908
6.450% due 03/15/2037		1,700	1,824

CSN Islands XI Corp.
6.875% due 09/21/2019		3,000	3,289

CSN Resources S.A.
6.500% due 07/21/2020		20,600	21,990

CW Media Holdings, Inc.
13.500% due 08/15/2015 (c)		15,722	16,980

Dolphin Energy Ltd.
5.888% due 06/15/2019		2,651	2,875

Dow Chemical Co.
4.850% due 08/15/2012		12,100	12,640
6.000% due 10/01/2012		5,090	5,398

Ecopetrol S.A.
7.625% due 07/23/2019		4,600	5,532

El Paso Corp.
7.800% due 08/01/2031		900	1,055
7.875% due 06/15/2012		3,900	4,124
9.625% due 05/15/2012		800	849

ENN Energy Holdings Ltd.
6.000% due 05/13/2021		1,400	1,377

Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		1,900	1,991
6.212% due 11/22/2016		1,200	1,299

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.343% due 04/11/2013		$1,700	$1,861
8.146% due 04/11/2018		6,700	7,914

Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		724	798

Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013		1,500	1,681

General Mills, Inc.
6.470% due 10/15/2022		61,750	65,261

Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,900	2,118

Gerdau Trade, Inc.
5.750% due 01/30/2021		5,100	5,208

GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,400	1,575

HCA, Inc.
7.875% due 02/15/2020		10,600	11,554

Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		3,600	3,844

International Business Machines Corp.
5.700% due 09/14/2017		2,400	2,792

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		24,000	26,764

Kraft Foods, Inc.
2.625% due 05/08/2013		4,000	4,116

Noble Group Ltd.
4.875% due 08/05/2015		4,800	5,040
6.625% due 08/05/2020		5,000	5,138
6.750% due 01/29/2020		7,100	7,467

Novatek Finance Ltd.
5.326% due 02/03/2016		2,500	2,587

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		15,700	16,642

Oracle Corp.
4.950% due 04/15/2013		13,100	14,058
5.750% due 04/15/2018		12,900	14,777

Pearson Dollar Finance PLC
5.500% due 05/06/2013		5,000	5,353

Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	200	280
7.500% due 12/18/2013	GBP	200	353

Petrobras International Finance Co.
7.875% due 03/15/2019		$38,300	46,545

Petroleos Mexicanos
5.500% due 01/21/2021		17,200	18,120
6.500% due 06/02/2041		29,000	29,570

PPG Industries, Inc.
1.900% due 01/15/2016		8,700	8,476

Reliance Holdings USA, Inc.
4.500% due 10/19/2020		12,155	11,370

Reynolds American, Inc.
7.250% due 06/01/2012		5,000	5,283

Roche Holdings, Inc.
7.000% due 03/01/2039		6,800	8,280

Rohm and Haas Co.
6.000% due 09/15/2017		3,700	4,210

Total Capital S.A.
4.450% due 06/24/2020		2,600	2,717

Union Pacific Corp.
4.163% due 07/15/2022		12,075	11,970

United Airlines, Inc.
8.030% due 01/01/2013 (a)		375	375

UnitedHealth Group, Inc.
4.875% due 02/15/2013		5,200	5,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vale Overseas Ltd.
4.625% due 09/15/2020	$2,000	$1,998
5.625% due 09/15/2019	16,600	17,789
6.250% due 01/23/2017	1,300	1,473
6.875% due 11/21/2036	1,300	1,415
6.875% due 11/10/2039	3,100	3,385

Vivendi S.A.
5.750% due 04/04/2013	14,800	15,866

Volkswagen International Finance NV
0.757% due 10/01/2012	27,500	27,582

		658,467

UTILITIES 2.1%

AES Corp.
7.375% due 07/01/2021	1,500	1,524

AT&T, Inc.
4.950% due 01/15/2013	5,200	5,513
5.500% due 02/01/2018	5,200	5,805
6.300% due 01/15/2038	3,600	3,825

Carolina Power & Light Co.
6.500% due 07/15/2012	2,325	2,462

Cleco Power LLC
6.000% due 12/01/2040	19,500	20,203

DTE Energy Co.
0.955% due 06/03/2013	4,700	4,715

Entergy Corp.
3.625% due 09/15/2015	12,200	12,400

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	700	836
10.500% due 03/25/2014	1,000	1,195

Korea Electric Power Corp.
5.125% due 04/23/2034	90	96

Majapahit Holding BV
7.250% due 06/28/2017	4,700	5,345
7.750% due 10/17/2016	3,405	3,960
7.750% due 01/20/2020	3,100	3,642
8.000% due 08/07/2019	5,100	6,056

NGPL PipeCo LLC
6.514% due 12/15/2012	5,800	6,101

NRG Energy, Inc.
8.250% due 09/01/2020	8,400	8,610

Public Service Electric & Gas Co.
5.300% due 05/01/2018	11,600	12,989

Qtel International Finance Ltd.
3.375% due 10/14/2016	11,300	11,328
4.750% due 02/16/2021	4,200	4,116

Qwest Corp.
3.497% due 06/15/2013	10,841	11,139
8.875% due 03/15/2012	24,700	26,059

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	2,600	2,624
6.750% due 09/30/2019	2,000	2,310

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,200	1,244
6.625% due 03/20/2017	1,000	1,086
7.875% due 03/13/2018	5,700	6,570

Verizon Communications, Inc.
5.250% due 04/15/2013	1,500	1,611

Virginia Electric and Power Co.
4.750% due 03/01/2013	1,000	1,063

Vodafone Group PLC
5.000% due 12/16/2013	3,960	4,310

		178,737

Total Corporate Bonds & Notes (Cost $3,238,821)		3,368,883

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.4%

INDUSTRIALS 0.4%

Transocean, Inc.
1.500% due 12/15/2037	$37,100	$37,239

Total Convertible Bonds & Notes (Cost $34,539)		37,239

MUNICIPAL BONDS & NOTES 3.5%

CALIFORNIA 1.3%

Acalanes, California Union High School District General Obligation Bonds, Series 2011
0.000% due 08/01/2046 (b)	9,300	745

Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	2,200	2,277

California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	2,700	2,911
7.043% due 04/01/2050	8,600	9,425

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	5,100	5,773
7.550% due 04/01/2039	2,000	2,291

California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	5,800	6,690
7.950% due 03/01/2036	29,300	31,953

California State Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,200	2,259

California State Palomar Community College District General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,300	1,346

California State Riverside Community College District General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	403
7.021% due 08/01/2040	700	704

Fresno, California Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
0.000% due 08/15/2024	3,000	1,261

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	922

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	8,200	8,256

Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,200	1,284
7.618% due 08/01/2040	1,800	1,935

Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	2,700	3,010

Los Angeles, California Unified School District General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	11,800	11,998

Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	8,100	9,175

Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	2,000	1,993

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	$4,185	$4,174

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,500	1,044
5.125% due 06/01/2046	655	425

University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	1,200	1,239
6.548% due 05/15/2048	1,800	1,889

University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	1,000	1,017

		116,399

COLORADO 0.0%

Colorado State Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	3,900	3,829

CONNECTICUT 0.2%

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	17,300	18,355

FLORIDA 0.1%

Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	5,100	4,945

ILLINOIS 0.1%

Chicago, Illinois Transit Authority Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,400	2,359

Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	2,400	2,401
6.900% due 03/01/2035	1,000	1,020

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	6,200	6,423

		12,203

IOWA 0.0%

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	850	794

NEBRASKA 0.1%

Nebraska State Public Power Generation Agency Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	6,500	6,705

NEVADA 0.1%

Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	4,100	4,473

NEW JERSEY 0.6%

New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.247% due 06/15/2013	15,900	15,886

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	$2,900	$1,984

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	24,500	29,597

		47,467

NEW YORK 0.5%

New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	26,300	27,913

New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	2,100	2,228
6.282% due 06/15/2042	2,100	2,163

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.962% due 06/15/2031	5,130	5,776

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	2,500	2,527

		40,607

OHIO 0.1%

Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	5,800	7,219

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	79
6.500% due 06/01/2047	3,600	2,861

		10,159

TEXAS 0.4%

San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	14,800	15,693

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF/GTD Insured), Series 2008
10.017% due 02/15/2031	3,390	3,913

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.950% due 02/01/2027	2,575	2,978
10.049% due 10/01/2031	6,240	7,368

Texas State Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	2,500	2,563

		32,515

Total Municipal Bonds & Notes (Cost $270,264)		298,451

U.S. GOVERNMENT AGENCIES 15.5%

Fannie Mae
0.246% due 12/25/2036- 07/25/2037	5,111	5,042
0.436% due 05/25/2037	1,776	1,780
0.496% due 04/25/2037	4,934	4,934
0.536% due 03/25/2044	2,820	2,739
0.596% due 09/25/2035	2,427	2,426
0.636% due 09/25/2035	9,806	9,807
0.886% due 10/25/2037	2,530	2,554
1.086% due 07/25/2039	2,750	2,783
1.495% due 06/01/2043 - 07/01/2044	2,965	2,964
1.695% due 09/01/2040	17	18

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.825% due 04/01/2035	$4,442	$4,608
2.428% due 01/01/2025	15	15
2.468% due 09/01/2039	30	31
2.534% due 05/25/2035	515	536
2.546% due 11/01/2025	1	1
2.615% due 08/01/2035	1,949	2,017
3.970% due 10/01/2032	791	809
4.000% due 04/01/2023 - 01/01/2026	982	1,025
4.148% due 11/01/2035	159	164
4.500% due 05/01/2023 - 07/01/2041	645,368	667,732
4.558% due 12/01/2036	1,329	1,390
4.774% due 09/01/2034	1,127	1,204
5.000% due 02/25/2017 - 07/01/2041	55,000	58,601
5.016% due 09/01/2035	878	939
5.186% due 08/01/2035	1,078	1,156
5.500% due 09/01/2017 - 04/01/2040	79,929	86,930
6.000% due 09/01/2016 - 01/01/2039	276,738	304,808
6.000% due 12/01/2036 (j)	13,951	15,376
6.500% due 11/01/2034	69	79
7.000% due 04/25/2023 - 06/01/2032	1,440	1,640

Federal Housing Administration
7.430% due 01/25/2023	41	41

Freddie Mac
0.337% due 07/15/2019	3,558	3,554
0.487% due 05/15/2036	3,182	3,199
0.637% due 11/15/2030	16	16
0.687% due 09/15/2030	15	15
0.907% due 05/15/2037	980	989
1.495% due 02/25/2045	431	425
2.652% due 01/01/2028	1	1
2.716% due 07/01/2027	1	1
2.767% due 07/01/2030	1	1
4.500% due 04/01/2038 - 08/01/2041	82,371	84,806
5.500% due 10/01/2034 - 10/01/2038	20,508	22,247
6.000% due 07/01/2016 - 07/01/2041	34,294	37,780
6.500% due 03/01/2013 - 10/01/2037	334	367
7.000% due 06/15/2023	844	954
7.500% due 07/15/2030 - 03/01/2032	154	181
8.500% due 08/01/2024	9	10

Ginnie Mae
0.686% due 09/20/2030	12	12
0.786% due 02/16/2030	134	134
1.750% due 02/20/2032	285	292
2.125% due 10/20/2029 - 11/20/2029	130	134
2.375% due 02/20/2027	3	3
2.625% due 07/20/2030	5	6
3.375% due 04/20/2026 - 05/20/2030	56	58
6.000% due 12/15/2038 - 11/15/2039	258	288

Small Business Administration
5.130% due 09/01/2023	46	49
6.030% due 02/10/2012	746	767
6.290% due 01/01/2021	88	96
6.344% due 08/01/2011	25	25
7.500% due 04/01/2017	301	328

Total U.S. Government Agencies (Cost $1,298,830)		1,340,887

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 3.2%

Treasury Inflation Protected Securities (e)
1.125% due 01/15/2021 (g)		$35,977	$37,351
1.750% due 01/15/2028 (g)(j)		29,087	30,469
2.000% due 01/15/2026 (g)(j)		37,726	41,254
2.375% due 01/15/2025 (g)		17,536	20,166
2.375% due 01/15/2027		2,007	2,290
2.500% due 01/15/2029 (g)(j)		24,507	28,505
3.625% due 04/15/2028		3,614	4,763
3.875% due 04/15/2029		12,721	17,443

U.S. Treasury Notes
0.750% due 06/15/2014 (g)(j)		98,700	98,569

Total U.S. Treasury Obligations (Cost $279,653)			280,810

MORTGAGE-BACKED SECURITIES 7.4%

American Home Mortgage Investment Trust
2.403% due 02/25/2045		1,726	1,538

Arkle Master Issuer PLC
0.350% due 02/17/2052		112,000	111,755

Arran Residential Mortgages Funding PLC
2.620% due 05/16/2047	EUR	3,596	5,210
2.624% due 11/19/2047		77,600	112,592
2.820% due 05/16/2047		11,300	16,394

Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049		$11,600	12,553
5.924% due 05/10/2045		6,400	7,086
5.930% due 02/10/2051		3,200	3,480

Banc of America Funding Corp.
2.783% due 05/25/2035		2,605	2,527

Banc of America Large Loan, Inc.
1.937% due 11/15/2015		2,048	1,902

Banc of America Mortgage Securities, Inc.
2.878% due 05/25/2033		2,974	2,883
6.500% due 10/25/2031		299	304
6.500% due 09/25/2033		166	174

BCAP LLC Trust
5.923% due 05/25/2037		1,400	1,097

Bear Stearns Adjustable Rate Mortgage Trust
2.726% due 04/25/2033		420	404
2.768% due 02/25/2033		67	60
2.804% due 07/25/2034		2,267	1,718
2.864% due 01/25/2034		1,050	1,041
3.028% due 11/25/2034		5,887	4,835
3.279% due 11/25/2030		3	3
3.582% due 11/25/2034		1,604	1,548
5.020% due 01/25/2035		1,323	1,195
5.681% due 02/25/2033		58	57

Bear Stearns Alt-A Trust
2.652% due 05/25/2035		4,091	3,243
2.916% due 09/25/2035		2,491	1,817

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,000	1,057
5.471% due 01/12/2045		2,800	3,085
5.700% due 06/11/2050		9,400	10,225
5.703% due 06/11/2050		8,600	9,129

Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036		5,009	3,218
5.027% due 12/26/2046		2,899	1,934

Citigroup Mortgage Loan Trust, Inc.
2.670% due 12/25/2035		963	895
5.082% due 05/25/2035		3,869	3,505

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		3,000	3,185

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		4,900	5,250

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
0.366% due 05/25/2047		$3,787	$2,073

Countrywide Home Loan Mortgage Pass-Through Trust
2.789% due 02/20/2035		6,898	5,717
3.017% due 02/20/2036		1,200	945
3.094% due 11/25/2034		4,034	3,408
5.750% due 05/25/2033		26	27

Credit Suisse First Boston Mortgage Securities Corp.
4.832% due 06/25/2032		21	18

Credit Suisse Mortgage Capital Certificates
5.850% due 03/15/2039		900	981

European Loan Conduit
1.570% due 05/15/2019	EUR	967	1,288

Extended Stay America Trust
2.950% due 11/05/2027		$26,312	26,175

First Horizon Alternative Mortgage Securities
2.367% due 09/25/2035		128	91

First Horizon Asset Securities, Inc.
2.876% due 10/25/2035		8,191	6,927

First Nationwide Trust
6.750% due 08/21/2031		3	3

Granite Master Issuer PLC
0.286% due 12/20/2054		5,689	5,393
0.788% due 12/20/2054	GBP	5,874	8,944

Granite Mortgages PLC
1.015% due 09/20/2044		5,003	7,725
1.199% due 01/20/2044		962	1,487
1.634% due 09/20/2044	EUR	629	881
1.718% due 01/20/2044		634	884

Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046 (a)		$802	744
0.266% due 01/25/2047		777	731

Greenpoint Mortgage Pass-Through Certificates
2.922% due 10/25/2033		2,421	2,059

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		400	428
5.317% due 06/10/2036		915	983
5.444% due 03/10/2039		4,400	4,723

GS Mortgage Securities Corp. II
1.142% due 03/06/2020		6,771	6,698
5.396% due 08/10/2038		905	979

GSR Mortgage Loan Trust
2.790% due 09/25/2035		11,564	11,074
5.163% due 11/25/2035		4,080	3,880

Harborview Mortgage Loan Trust
0.376% due 01/19/2038		9,206	5,824
0.406% due 05/19/2035		860	574
2.775% due 07/19/2035		3,508	2,672

Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	6,300	9,172

Indymac ARM Trust
1.959% due 01/25/2032		$3	2

JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043		12,600	12,192
4.158% due 01/12/2039		5,639	5,844
5.336% due 05/15/2047		6,800	7,245
5.420% due 01/15/2049		20,956	22,483
5.882% due 02/15/2051		2,300	2,503

JPMorgan Mortgage Trust
2.938% due 08/25/2034		17,965	16,239
5.015% due 02/25/2035		2,026	2,016
5.750% due 01/25/2036		2,598	2,415

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	5,846

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Floating Trust
0.728% due 07/09/2021	$12,197	$11,724

Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036	3,336	2,455

MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035	603	519
1.191% due 10/25/2035	1,219	1,005
2.169% due 04/25/2035	14,827	13,371

Morgan Stanley Capital I
0.247% due 10/15/2020	1,078	1,052
5.610% due 04/15/2049	12,143	12,486
5.809% due 12/12/2049	600	659
6.074% due 06/11/2049	3,100	3,392

Morgan Stanley Re-REMIC Trust
5.992% due 08/12/2045	2,200	2,409

Prime Mortgage Trust
0.586% due 02/25/2019	49	48
0.586% due 02/25/2034	402	380

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	293	305

Sovereign Commercial Mortgage Securities Trust
5.938% due 07/22/2030	1,070	1,112

Structured Adjustable Rate Mortgage Loan Trust
5.389% due 07/25/2035	963	831

Structured Asset Mortgage Investments, Inc.
0.436% due 07/19/2035	5,395	5,001
0.846% due 09/19/2032	101	88

Structured Asset Securities Corp.
2.264% due 07/25/2032	9	8
2.679% due 02/25/2032	13	13

Suntrust Adjustable Rate Mortgage Loan Trust
5.823% due 02/25/2037	10,244	7,487

Thornburg Mortgage Securities Trust
0.296% due 11/25/2046	2,310	2,282

Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020	7,595	6,892
0.277% due 09/15/2021	13,713	13,230
5.308% due 11/15/2048	2,000	2,161

WaMu Mortgage Pass-Through Certificates
0.476% due 10/25/2045	918	757
1.478% due 11/25/2042	403	347
1.678% due 08/25/2042	1,041	911

Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036	4,633	4,156
4.909% due 01/25/2035	3,670	3,585
4.981% due 12/25/2034	2,536	2,419

Total Mortgage-Backed Securities (Cost $634,041)		638,277

ASSET-BACKED SECURITIES 3.1%

ACE Securities Corp.
0.236% due 12/25/2036	221	217

Amortizing Residential Collateral Trust
0.456% due 06/25/2032	193	163

Asset-Backed Funding Certificates
0.246% due 01/25/2037	24	24

Ballyrock CDO Ltd.
0.790% due 11/20/2015	1,894	1,867

Bear Stearns Asset-Backed Securities Trust
0.266% due 10/25/2036	356	344
0.276% due 06/25/2047	989	955

Citibank Omni Master Trust
2.287% due 05/16/2016	44,026	44,566

Credit-Based Asset Servicing & Securitization LLC
0.246% due 11/25/2036	378	302

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EMC Mortgage Loan Trust
0.556% due 05/25/2040		$353	$293

First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036		216	215

Fremont Home Loan Trust
0.246% due 01/25/2037		336	318

GSPA Monetization Trust
6.422% due 10/09/2029		16,594	16,368

Gulf Stream Compass CLO Ltd.
0.784% due 08/27/2015		2,025	1,996

Hillmark Funding
0.508% due 05/21/2021		24,100	22,467

HSBC Home Equity Loan Trust
0.476% due 01/20/2034		4,819	4,326

HSI Asset Securitization Corp. Trust
0.236% due 12/25/2036		45	44

JPMorgan Mortgage Acquisition Corp.
0.246% due 03/25/2047		2,225	1,867

Katonah Ltd.
0.700% due 05/18/2015		14,827	14,509

Long Beach Mortgage Loan Trust
0.746% due 10/25/2034		156	127

Marathon Financing BV
0.671% due 10/05/2026		6,875	6,700

Nelnet Student Loan Trust
0.306% due 12/22/2016		1,973	1,970

Penta CLO S.A.
1.934% due 06/04/2024	EUR	2,324	3,081

Plymouth Rock CLO Ltd.
1.761% due 02/16/2019		$20,574	20,560

Sagamore CLO Ltd.
0.818% due 10/15/2015		1,382	1,356

Securitized Asset-Backed Receivables LLC Trust
0.316% due 05/25/2037		2,915	1,908

Sherwood Castle Funding PLC
1.681% due 03/15/2016	EUR	12,000	16,783

SLM Student Loan Trust
1.731% due 12/15/2023		21,470	29,612
2.837% due 12/16/2019		$1,900	1,945
3.500% due 08/17/2043		5,213	5,226
4.500% due 11/16/2043		5,601	5,403
6.187% due 07/15/2042		48,411	46,093

Structured Asset Securities Corp.
0.236% due 10/25/2036		111	111
0.476% due 01/25/2033		54	48

Wind River CLO Ltd.
0.576% due 12/19/2016		13,615	13,144

Total Asset-Backed Securities (Cost $268,940)			264,908

SOVEREIGN ISSUES 5.6%

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	2,300	3,260

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	526	333
10.000% due 01/01/2017		5,200	3,022

Canada Government Bond
1.500% due 12/01/2012	CAD	8,000	8,304
1.750% due 03/01/2013		16,600	17,283
2.000% due 08/01/2013		16,300	17,041
2.000% due 12/01/2014		33,900	35,184
2.250% due 08/01/2014		6,300	6,603
2.500% due 09/01/2013		18,300	19,323

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 12/01/2015	CAD	2,400	$2,569
4.500% due 06/01/2015		4,900	5,538

Canada Housing Trust No. 1
2.750% due 12/15/2015	CAD	10,800	11,349
3.350% due 12/15/2020		5,400	5,571
3.950% due 12/15/2011		2,600	2,730
4.000% due 06/15/2012		12,400	13,183
4.550% due 12/15/2012		22,000	23,806
4.800% due 06/15/2012		9,900	10,603

Export-Import Bank of China
4.875% due 07/21/2015		$900	985

Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	15,100	12,358
4.000% due 01/29/2021		$5,500	5,087
4.125% due 09/09/2015		12,000	12,548
5.125% due 06/29/2020		3,600	3,659
5.875% due 01/14/2015		29,900	32,925
8.125% due 01/21/2014		5,000	5,739

Instituto de Credito Oficial
3.276% due 03/25/2014	EUR	13,500	19,466

Italy Buoni Poliennali Del Tesoro Inflation Linked Bond
2.100% due 09/15/2016 (e)		11,013	15,833
2.100% due 09/15/2021 (e)		13,958	18,943
2.350% due 09/15/2019 (e)		7,876	11,170

Korea Development Bank
8.000% due 01/23/2014		$3,000	3,416

Korea Finance Corp.
3.250% due 09/20/2016		2,400	2,369

Korea Housing Finance Corp.
4.125% due 12/15/2015		2,100	2,179

Mexico Government International Bond
6.000% due 06/18/2015	MXN	401,600	34,361
6.050% due 01/11/2040		$4,200	4,490

Panama Government International Bond
7.250% due 03/15/2015		1,600	1,893

Province of Ontario Canada
1.375% due 01/27/2014		11,500	11,572
1.875% due 09/15/2015		2,500	2,509
4.200% due 03/08/2018	CAD	1,100	1,209
4.200% due 06/02/2020		8,700	9,356
4.300% due 03/08/2017		3,600	4,005
4.400% due 06/02/2019		8,000	8,801
4.600% due 06/02/2039		3,900	4,206
4.700% due 06/02/2037		6,300	6,876
5.500% due 06/02/2018		2,300	2,710

Province of Quebec Canada
4.500% due 12/01/2016		300	336
4.500% due 12/01/2020		300	328

Republic of Germany Government Bond
3.250% due 07/04/2021	EUR	12,600	18,624

Russia Government International Bond
3.625% due 04/29/2015		$1,200	1,239

South Africa Government International Bond
5.875% due 05/30/2022		500	556

Spain Government Bond
4.650% due 07/30/2025	EUR	28,100	36,727
4.900% due 07/30/2040		2,900	3,618

Total Sovereign Issues (Cost $467,054)			485,795

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Citigroup, Inc.
6.15% due 12/15/2012		203,996	1,993

	SHARES	MARKET VALUE (000S)

DG Funding Trust
0.553% due 12/31/2049	1,239	$9,389

Total Preferred Securities (Cost $15,252)		11,382

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 31.8%

CERTIFICATES OF DEPOSIT 3.1%

Abbey National Treasury Services PLC
1.602% due 06/10/2013	$41,500	41,524

Banco Bradesco S.A.
1.955% due 01/24/2013	6,100	6,150

Banco Do Brasil S.A.
0.000% due 02/15/2012	39,700	39,967

Bank of Nova Scotia
0.576% due 10/18/2012	24,400	24,432

Industrial & Commercial Bank of China Ltd.
0.750% due 08/15/2011	18,500	18,500
0.750% due 08/18/2011	25,800	25,800

Intesa Sanpaolo SpA
2.375% due 12/21/2012	31,000	31,248

Itau Unibanco S.A.
0.000% due 07/11/2011	14,700	14,695
0.000% due 09/12/2011	17,800	17,760
0.000% due 12/12/2011	17,700	17,594
0.000% due 02/06/2012	27,500	27,262

		264,932

COMMERCIAL PAPER 0.9%

Erste Abwicklungsanstalt
0.356% due 01/11/2012	43,300	43,224

Kells Funding LLC
0.310% due 11/16/2011	3,000	2,997

Vodafone Group PLC
0.880% due 01/19/2012	36,200	36,105

		82,326

REPURCHASE AGREEMENTS 1.1%

Barclays Capital, Inc.
0.010% due 07/01/2011	90,000	90,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Irnflation Protected Securities 1.250% due 07/15/2020 valued at $91,400. Repurchase proceeds are $90,003.)

Morgan Stanley & Co., Inc.
0.010% due 07/01/2011	2,000	2,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 02/28/2013 valued at $2,047. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2011	4,800	4,800
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $4,900. Repurchase proceeds are $4,800.)

		96,800

SHORT-TERM NOTES 0.1%

Banco Santander Brasil S.A.
2.596% due 12/28/2011	10,200	10,117

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
0.026% due 08/04/2011 - 10/20/2011 (d)(g)(h)	$5,534	$5,534

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 26.5%
	228,960,326	2,293,954

Total Short-Term Instruments (Cost $2,752,115)		2,753,663

MARKET VALUE (000S)
PURCHASED OPTIONS (l) 0.0%
(Cost $474)	$630

Total Investments 109.8% (Cost $9,287,065)	$9,507,163

Written Options (m) (0.2%) (Premiums $29,402)	(20,256)

Other Assets and Liabilities (Net) (9.6%)	(827,849)

Net Assets 100.0%	$8,659,058

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Affiliated to the Portfolio.
(g)	Securities with an aggregate market value of $17,890 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $280 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.
(i)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $46,579 at a weighted average interest rate of -0.050%. On June 30, 2011, there were no open reverse repurchase agreements.
(j)	Securities with an aggregate market value of $34,934 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2012	238	$206
90-Day Euribor June Futures	Long	06/2012	238	152
90-Day Euribor March Futures	Long	03/2013	238	210
90-Day Euribor September Futures	Long	09/2012	238	189
90-Day Eurodollar December Futures	Long	12/2011	4,119	2,314
90-Day Eurodollar December Futures	Long	12/2012	2,793	(666)
90-Day Eurodollar December Futures	Long	12/2013	466	(218)
90-Day Eurodollar June Futures	Long	06/2012	16,062	12,877
90-Day Eurodollar June Futures	Long	06/2013	1,043	(663)
90-Day Eurodollar June Futures	Long	06/2014	149	(72)
90-Day Eurodollar March Futures	Long	03/2012	11,038	10,949
90-Day Eurodollar March Futures	Long	03/2013	4,107	(1,158)
90-Day Eurodollar March Futures	Long	03/2014	760	(411)
90-Day Eurodollar September Futures	Long	09/2011	3,923	188
90-Day Eurodollar September Futures	Long	09/2012	6,826	439
90-Day Eurodollar September Futures	Long	09/2013	886	(423)
Euro-Bobl September Futures	Long	09/2011	663	(211)
Euro-Bund 10-Year Bond September Futures	Long	09/2011	96	(91)
U.S. Treasury 2-Year Note September Futures	Long	09/2011	3,392	706
U.S. Treasury 10-Year Note September Futures	Short	09/2011	123	(163)

				$24,154

(k)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ArcelorMittal	CSFB	1.000%	06/20/2016	2.236%	$	3,500	$(196)	$(177)	$(19)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.816%		5,300	37	(94)	131
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	0.418%		3,900	30	0	30
Berkshire Hathaway Finance Corp.	GSC	1.000%	03/20/2015	0.816%		2,600	18	(46)	64
Berkshire Hathaway Finance Corp.	UBS	1.000%	03/20/2015	0.816%		2,600	18	(47)	65
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.938%		1,000	3	(14)	17
Brazil Government International Bond	BCLY	1.000%	09/20/2015	0.964%		2,300	4	(20)	24
Brazil Government International Bond	BCLY	1.000%	03/20/2016	1.043%		1,300	(2)	(9)	7
Brazil Government International Bond	BCLY	1.000%	06/20/2016	1.077%		21,600	(72)	(31)	(41)

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BOA	1.000%	09/20/2015	0.964%	$	700	$2	$(6)	$8
Brazil Government International Bond	CITI	1.000%	09/20/2015	0.964%		1,000	2	(16)	18
Brazil Government International Bond	CITI	1.000%	06/20/2016	1.077%		51,100	(171)	(156)	(15)
Brazil Government International Bond	CSFB	1.000%	06/20/2015	0.938%		8,200	22	(209)	231
Brazil Government International Bond	CSFB	1.000%	09/20/2015	0.964%		5,500	10	(69)	79
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.938%		6,600	18	(70)	88
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.077%		8,100	(28)	(20)	(8)
Brazil Government International Bond	GSC	1.000%	06/20/2015	0.938%		900	3	(12)	15
Brazil Government International Bond	HSBC	1.000%	09/20/2015	0.964%		3,300	6	(33)	39
Brazil Government International Bond	HSBC	1.000%	06/20/2016	1.077%		25,400	(85)	(37)	(48)
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.938%		10,900	29	(120)	149
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.964%		3,300	6	(34)	40
Brazil Government International Bond	MSC	1.000%	06/20/2015	0.938%		1,500	5	(14)	19
Brazil Government International Bond	UBS	1.000%	09/20/2015	0.964%		700	1	(7)	8
China Government International Bond	BCLY	1.000%	03/20/2016	0.783%		1,000	10	12	(2)
China Government International Bond	BNP	1.000%	03/20/2016	0.783%		500	5	6	(1)
China Government International Bond	CITI	1.000%	06/20/2016	0.813%		13,200	122	142	(20)
China Government International Bond	CSFB	1.000%	03/20/2015	0.654%		5,000	65	24	41
China Government International Bond	DUB	1.000%	06/20/2016	0.813%		6,900	64	76	(12)
China Government International Bond	DUB	1.000%	09/20/2016	0.840%		2,000	17	11	6
China Government International Bond	JPM	1.000%	06/20/2016	0.813%		5,500	51	59	(8)
China Government International Bond	JPM	1.000%	09/20/2016	0.840%		1,300	11	7	4
China Government International Bond	MSC	1.000%	09/20/2016	0.840%		1,300	10	6	4
China Government International Bond	RBS	1.000%	06/20/2016	0.813%		5,100	47	54	(7)
China Government International Bond	UBS	1.000%	09/20/2016	0.840%		700	6	4	2
Credit Agricole S.A.	BOA	1.000%	06/20/2016	2.717%	EUR	6,900	(761)	(725)	(36)
Dell, Inc.	GSC	1.000%	06/20/2018	1.121%	$	11,200	(82)	(188)	106
France Government Bond	BCLY	0.250%	03/20/2016	0.739%		2,200	(49)	(82)	33
France Government Bond	BOA	0.250%	03/20/2016	0.739%		11,600	(257)	(371)	114
France Government Bond	DUB	0.250%	03/20/2016	0.739%		1,100	(24)	(44)	20
France Government Bond	GSC	0.250%	12/20/2015	0.700%		1,000	(20)	(20)	0
France Government Bond	GSC	0.250%	03/20/2016	0.739%		21,500	(477)	(649)	172
France Government Bond	GSC	0.250%	06/20/2016	0.774%		21,200	(529)	(554)	25
France Government Bond	MSC	0.250%	03/20/2016	0.739%		700	(16)	(24)	8
France Government Bond	RBS	0.250%	12/20/2015	0.700%		2,100	(41)	(42)	1
France Government Bond	RBS	0.250%	03/20/2016	0.739%		50,600	(1,122)	(1,530)	408
France Government Bond	UBS	0.250%	09/20/2015	0.656%		5,000	(83)	(132)	49
France Government Bond	UBS	0.250%	03/20/2016	0.739%		3,000	(66)	(121)	55
General Electric Capital Corp.	BOA	5.000%	09/20/2011	0.339%		2,000	24	106	(82)
General Electric Capital Corp.	CITI	3.850%	03/20/2014	0.848%		5,000	410	0	410
General Electric Capital Corp.	DUB	1.500%	09/20/2011	0.342%		1,600	5	0	5
General Electric Capital Corp.	DUB	5.000%	09/20/2011	0.339%		2,800	34	152	(118)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.789%		11,100	1,098	0	1,098
General Electric Capital Corp.	MSC	1.000%	09/20/2011	0.339%		1,000	2	(15)	17
Indonesia Government International Bond	BOA	1.000%	06/20/2016	1.329%		18,800	(286)	(349)	63
Indonesia Government International Bond	BOA	1.000%	06/20/2021	1.820%		7,500	(496)	(539)	43
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.144%		1,100	(6)	(26)	20
Japan Government International Bond	BOA	1.000%	03/20/2016	0.832%		1,200	10	17	(7)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.792%		5,700	53	139	(86)
Japan Government International Bond	GSC	1.000%	06/20/2016	0.867%		9,400	63	96	(33)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.832%		2,500	20	22	(2)
Kazakhstan Government International Bond	CITI	1.000%	03/20/2016	1.504%		500	(11)	(14)	3
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	1.504%		500	(11)	(15)	4
Kazakhstan Government International Bond	HSBC	1.000%	03/20/2016	1.504%		500	(12)	(15)	3
Merrill Lynch & Co., Inc.	CITI	1.000%	09/20/2011	0.422%		1,700	3	(3)	6
MetLife, Inc.	BOA	1.000%	09/20/2015	1.308%		7,500	(91)	(492)	401
MetLife, Inc.	BOA	1.000%	12/20/2015	1.376%		18,100	(285)	(865)	580
MetLife, Inc.	CITI	1.000%	12/20/2015	1.376%		6,900	(109)	(251)	142
Mexico Government International Bond	BCLY	1.000%	03/20/2015	0.885%		5,500	24	(124)	148
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.943%		400	1	(6)	7
Mexico Government International Bond	CITI	1.000%	03/20/2015	0.885%		3,600	16	(83)	99
Mexico Government International Bond	CITI	1.000%	09/20/2015	0.943%		1,200	3	(18)	21
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.012%		16,600	(4)	(122)	118
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.042%		40,900	(70)	99	(169)
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.015%		1,200	(2)	0	(2)
Mexico Government International Bond	RBS	1.000%	09/20/2015	0.943%		5,400	14	(63)	77
Mexico Government International Bond	UBS	1.000%	09/20/2015	0.943%		600	2	(8)	10
Panama Government International Bond	JPM	0.730%	01/20/2012	0.353%		1,000	5	0	5
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	1.256%		9,000	(96)	(263)	167
Republic of Italy Government Bond	BCLY	1.000%	03/20/2016	1.661%		3,300	(95)	(128)	33
Republic of Italy Government Bond	DUB	1.000%	06/20/2016	1.688%		6,400	(201)	(165)	(36)
Republic of Italy Government Bond	GSC	1.000%	03/20/2016	1.661%		1,100	(31)	(42)	11
Republic of Italy Government Bond	GSC	1.000%	06/20/2016	1.688%		2,500	(78)	(49)	(29)
Spain Government International Bond	BOA	1.000%	03/20/2016	2.571%		1,200	(80)	(79)	(1)

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Spain Government International Bond	CITI	1.000%	06/20/2016	2.589%	$	8,200	$(575)	$(568)	$(7)
Spain Government International Bond	GSC	1.000%	03/20/2016	2.571%		1,100	(73)	(73)	0
U.S. Treasury Notes	BNP	0.250%	03/20/2016	0.484%	EUR	16,900	(252)	(238)	(14)
U.S. Treasury Notes	UBS	0.250%	09/20/2015	0.449%		26,600	(304)	(398)	94
United Kingdom Gilt	BOA	1.000%	06/20/2016	0.590%	$	8,900	177	182	(5)
United Kingdom Gilt	CITI	1.000%	06/20/2016	0.590%		10,900	218	189	29
United Kingdom Gilt	CSFB	1.000%	03/20/2016	0.563%		9,700	197	187	10
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.563%		2,200	44	42	2
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.534%		2,100	43	49	(6)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.451%		3,800	78	17	61
United Kingdom Gilt	MSC	1.000%	06/20/2016	0.590%		4,900	98	85	13
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.451%		16,700	341	65	276
United Kingdom Gilt	SOG	1.000%	06/20/2016	0.590%		3,500	69	60	9
United Kingdom Gilt	UBS	1.000%	06/20/2016	0.590%		4,700	94	81	13

							$(3,481)	$(8,745)	$5,264

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	$	2,600	$266	$259	$7
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015		66,000	7,555	8,422	(867)
CDX.EM-13 5-Year Index	CSFB	5.000%	06/20/2015		1,000	115	137	(22)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		19,100	2,186	2,313	(127)
CDX.EM-13 5-Year Index	GSC	5.000%	06/20/2015		400	46	50	(4)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015		29,200	3,342	3,487	(145)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		3,000	343	345	(2)
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015		11,000	1,259	1,288	(29)
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015		13,900	1,712	1,842	(130)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		7,200	886	977	(91)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015		23,100	2,845	3,119	(274)
CDX.EM-14 5-Year Index	CSFB	5.000%	12/20/2015		10,800	1,329	1,436	(107)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		10,200	1,256	1,260	(4)
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015		4,700	578	619	(41)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		1,000	123	132	(9)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015		4,900	603	637	(34)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015		1,900	234	263	(29)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016		2,500	332	339	(7)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012		14,155	46	0	46
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		4,815	16	0	16
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012		3,659	14	0	14
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016		13,500	239	(51)	290
CDX.HY-16 5-Year Index	BNP	5.000%	06/20/2016		31,100	551	659	(108)
CDX.IG-9 5-Year Index 15-30%	GSC	1.120%	12/20/2012		20,100	321	0	321
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012		4,600	73	0	73
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012		9,100	123	0	123
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012		35,590	386	0	386
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012		23,341	234	0	234
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		1,833	20	0	20
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		4,051	46	0	46
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		4,533	41	0	41
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013		5,690	44	0	44
CDX.IG-16 5-Year Index	BNP	1.000%	06/20/2016		176,800	714	612	102
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016		173,900	702	770	(68)
CDX.IG-16 5-Year Index	CSFB	1.000%	06/20/2016		43,000	174	206	(32)
CDX.IG-16 5-Year Index	DUB	1.000%	06/20/2016		13,600	55	65	(10)
CDX.IG-16 5-Year Index	MSC	1.000%	06/20/2016		8,900	36	43	(7)

						$28,845	$29,229	$(384)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	June 30, 2011	19

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	23,400	$(265)	$(422)	$157
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		2,100	5	0	5
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		1,300	3	0	3
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		3,200	9	0	9
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		3,100	19	5	14
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		20,700	131	20	111
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		16,200	98	27	71
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		35,200	213	51	162
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		8,600	92	39	53
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		20,700	191	88	103
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		16,300	57	0	57
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		12,300	48	0	48
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		44,000	174	(20)	194
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		1,900	18	9	9
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		20,800	461	0	461
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		5,700	41	11	30
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		24,000	786	(160)	946
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		22,600	740	(12)	752
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,200	80	8	72
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		4,100	274	17	257
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		18,300	64	1	63
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		12,900	30	(9)	39
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		75,300	305	20	285
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		81,200	328	47	281
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		79,800	263	124	139
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		32,100	106	0	106
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		19,300	82	(28)	110
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		6,100	(4)	7	(11)
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		6,800	(3)	7	(10)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		11,600	59	18	41
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		7,700	14	22	(8)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		5,600	38	14	24
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		60,500	500	192	308
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		87,500	735	(53)	788
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		36,100	372	169	203
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		31,700	242	69	173
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		35,400	321	123	198
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		52,900	631	80	551
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		29,500	(74)	(1)	(73)
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		6,500	14	29	(15)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		6,100	29	0	29
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		13,000	85	(3)	88
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		6,200	47	17	30
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		75,100	922	155	767
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		39,600	506	59	447
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		32,800	478	228	250
Pay	1-Year BRL-CDI	12.700%	01/02/2014	RBC		37,800	410	0	410
Pay	3-Month USD-LIBOR	1.250%	12/21/2014	BOA	$	52,700	(429)	(280)	(149)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA		34,700	(759)	(28)	(731)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		67,100	(1,467)	(308)	(1,159)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	DUB		15,200	(332)	292	(624)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HSBC		9,700	(213)	(41)	(172)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	JPM		19,900	(435)	(41)	(394)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		6,500	(143)	9	(152)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	UBS		12,100	(264)	(5)	(259)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY		5,700	(191)	128	(319)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BNP		33,100	(1,105)	869	(1,974)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		2,900	(97)	126	(223)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		10,500	(351)	381	(732)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CSFB		10,800	(361)	249	(610)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	DUB		31,400	(1,049)	(1,165)	116
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		12,900	(431)	359	(790)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HSBC		1,200	(40)	22	(62)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		58,900	(1,967)	(1,883)	(84)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC		19,400	(648)	173	(821)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBC		86,700	(2,895)	2,107	(5,002)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		25,500	(852)	595	(1,447)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		2,300	(77)	87	(164)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	BOA		3,100	95	88	7
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	CITI		17,200	531	210	321
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	DUB		6,200	191	(25)	216
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	MSC		14,700	454	197	257
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	BCLY	EUR	68,000	(21)	364	(385)
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	BOA		3,700	(1)	(60)	59

20	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Interest Rate Swaps (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	CSFB	EUR	12,900	$(4)	$(31)	$27
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	DUB		17,100	(5)	206	(211)
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	GSC		57,600	(17)	(644)	627
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	HSBC		54,600	(17)	529	(546)
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	MSC		50,700	(16)	(243)	227
Pay	6-Month EUR-EURIBOR	3.650%	09/21/2021	CITI		9,700	175	12	163
Pay	6-Month EUR-EURIBOR	3.650%	09/21/2021	MSC		21,900	395	108	287
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	30,400	21	(1)	22
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC		86,000	317	38	279

							$(2,333)	$3,342	$(5,675)

(l)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$ 120,200	$474	$630

(m)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	534	$161	$(118)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	534	171	(114)
Call - CBOT U.S. Treasury 5-Year Note September Futures	121.500	08/26/2011	122	28	(17)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	169	56	(71)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	169	78	(15)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	1,116	889	(844)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	1,598	996	(117)

				$2,379	$(1,296)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$	130,700	$647	$(599)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011		103,300	212	(81)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		118,600	677	(701)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012		240,400	481	(140)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		134,400	507	(402)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		81,000	682	(427)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		9,700	66	(51)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		76,500	454	(403)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		40,100	248	(211)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		354,000	2,787	(1,864)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		52,800	472	(202)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		93,700	1,025	(359)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		113,500	1,232	(434)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		8,800	91	(44)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		79,300	863	(303)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		135,300	1,372	(518)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		37,300	366	(186)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		210,500	1,861	(805)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		61,900	1,530	(863)
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.800%	09/12/2011		5,200	12	(10)
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.500%	09/12/2011		5,200	24	(19)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011		105,500	200	(164)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011		105,500	433	(245)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		20,600	517	(287)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		32,800	164	(197)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		32,800	201	(70)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.000%	08/24/2011		87,500	534	(296)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.750%	08/24/2011		87,500	437	(281)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		244,200	1,242	(1,470)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		244,200	1,242	(522)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		34,000	205	(1)

See Accompanying Notes	Semiannual Report	June 30, 2011	21

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	$	131,100	$681	$(789)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		131,100	826	(280)

								$22,291	$(13,224)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value

Put - OTC CDX.IG-15 5-Year Index	BCLY	Sell	1.200%	09/21/2011	$	3,000	$15	$(1)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011		13,500	29	(30)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011		13,500	55	(7)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.300%	09/21/2011		7,000	32	(9)

							$131	$(47)

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC Fannie Mae 4.500% due 08/01/2011	CSFB	$	102.531	08/04/2011	$	23,000	$72	$(78)
Call - OTC Fannie Mae 4.500% due 08/01/2041	CSFB		104.531	08/04/2011		23,000	57	(24)

							$129	$(102)

Straddle Options
Description	Counterparty	Exercise Level (5)	Expiration Date		Notional Amount	Premium (5)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$	51,900	$274	$(336)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		48,100	244	(312)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011		158,200	1,758	(2,564)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011		129,400	1,408	(2,121)

						$3,684	$(5,333)

(5)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$13,700	$116	$(37)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	32,900	293	(92)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	14,800	191	(45)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	4,900	37	(17)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	15,400	151	(63)

						$788	$(254)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2010	3,220	$2,572,000	EUR	2,000	$23,283
Sales	5,003	2,151,000		0	11,592
Closing Buys	(3,969)	(768,100)		(2,000)	(5,187)
Expirations	0	(5,900)		0	(24)
Exercised	(12)	(47,700)		0	(262)

Balance at 06/30/2011	4,242	$3,901,300	EUR	0	$29,402

(n)	Restricted securities as of June 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	06/09/2011	$4,032	$4,070	0.05%

(o)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	08/01/2041	$36,600	$39,627	$(39,499)
Fannie Mae	6.000%	08/01/2041	16,800	18,462	(18,425)

				$58,089	$(57,924)

22	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(p)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	35,864	07/2011	DUB	$0	$(975)	$(975)
Sell	BRL	220,223	08/2011	BCLY	0	(2,479)	(2,479)
Sell		326	08/2011	CITI	0	(8)	(8)
Buy		225,295	08/2011	HSBC	1,786	0	1,786
Sell		1,316	08/2011	HSBC	0	(38)	(38)
Sell		653	08/2011	MSC	0	(15)	(15)
Sell		2,776	08/2011	UBS	0	(67)	(67)
Buy		218,907	09/2011	BCLY	2,394	0	2,394
Buy		931	09/2011	BOA	88	0	88
Buy		930	09/2011	MSC	88	0	88
Sell	CAD	7,027	09/2011	BNP	0	(131)	(131)
Sell		6,406	09/2011	CITI	0	(156)	(156)
Buy		6,588	09/2011	DUB	130	0	130
Buy		2,691	09/2011	RBC	56	0	56
Sell		5,921	09/2011	RBC	0	(138)	(138)
Buy	CNY	22,116	11/2011	BCLY	23	(2)	21
Buy		30,198	11/2011	CITI	17	0	17
Buy		80,000	11/2011	HSBC	0	(39)	(39)
Buy		41,367	11/2011	JPM	0	(10)	(10)
Buy		15,011	11/2011	RBS	11	0	11
Buy		50,000	02/2012	BCLY	0	(32)	(32)
Buy		11,567	02/2012	HSBC	2	0	2
Buy		12,169	06/2012	CITI	5	0	5
Buy		16,635	06/2012	HSBC	4	0	4
Buy		14,076	06/2012	JPM	3	0	3
Buy		11,540	06/2012	RBS	6	0	6
Buy		94,680	02/2013	UBS	0	(30)	(30)
Sell	EUR	43,099	07/2011	BCLY	57	(1,271)	(1,214)
Sell		40,783	07/2011	BNP	1	(962)	(961)
Buy		8,853	07/2011	CITI	238	0	238
Sell		29,347	07/2011	CITI	18	(406)	(388)
Sell		131,000	07/2011	CSFB	0	(1,095)	(1,095)
Sell		6,000	07/2011	DUB	62	0	62
Sell		36,511	07/2011	HSBC	284	(39)	245
Sell		100,857	07/2011	JPM	0	(814)	(814)
Sell		10,946	07/2011	RBC	102	(72)	30
Buy		1,600	07/2011	RBS	53	0	53
Sell		101,472	07/2011	RBS	0	(1,017)	(1,017)
Sell		25,748	07/2011	UBS	50	(785)	(735)
Sell	GBP	19,679	09/2011	UBS	756	0	756
Buy	IDR	29,581,636	07/2011	BCLY	258	0	258
Buy		3,402,000	07/2011	BNP	37	0	37
Buy		63,012,100	07/2011	CITI	537	0	537
Buy		54,762,000	07/2011	HSBC	531	0	531
Sell		199,936,536	07/2011	HSBC	0	(185)	(185)
Buy		46,154,800	07/2011	JPM	181	0	181
Buy		3,024,000	07/2011	RBS	33	0	33
Buy		32,049,000	10/2011	DUB	240	0	240
Buy		67,658,000	10/2011	RBS	472	0	472
Buy		30,000,000	01/2012	CITI	100	0	100
Buy		56,173,390	01/2012	JPM	93	0	93
Buy		199,936,536	07/2012	HSBC	220	0	220
Buy	INR	902,000	08/2011	CITI	198	0	198
Buy		100,000	08/2011	DUB	79	0	79
Buy		135,495	08/2011	HSBC	101	0	101
Buy		451,435	11/2011	BCLY	117	0	117
Sell	JPY	1,050,487	07/2011	BCLY	0	(493)	(493)
Buy		357,044	07/2011	CITI	185	0	185
Buy		703,571	07/2011	JPM	341	0	341
Buy	KRW	30,597,860	08/2011	CITI	747	0	747
Buy		1,194,938	08/2011	GSC	57	0	57
Buy		23,000,000	08/2011	JPM	350	0	350
Buy		750,100	08/2011	MSC	34	0	34
Buy	KRW	941,000	08/2011	RBS	37	0	37
Buy		10,000,000	11/2011	GSC	146	0	146
Buy		27,405,224	11/2011	JPM	435	0	435
Buy	MXN	14,733	07/2011	CITI	47	0	47
Buy		11,554	07/2011	DUB	49	0	49
Buy		890,677	07/2011	HSBC	3,259	0	3,259
Sell		125,821	07/2011	HSBC	0	(63)	(63)
Buy		12,258	07/2011	MSC	47	0	47
Sell		816,864	07/2011	MSC	33	0	33
Buy		13,463	07/2011	UBS	50	0	50

See Accompanying Notes	Semiannual Report	June 30, 2011	23

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	175,954	11/2011	HSBC	$95	$0	$95
Buy		837,168	11/2011	MSC	12	(16)	(4)
Buy		20,291	11/2011	UBS	11	0	11
Buy	MYR	10,800	08/2011	BCLY	86	0	86
Buy		20,900	08/2011	CITI	156	0	156
Buy		6,007	08/2011	HSBC	40	0	40
Buy		3,500	08/2011	JPM	25	0	25
Buy	PHP	107,009	11/2011	BCLY	48	0	48
Buy		319,048	11/2011	CITI	76	(11)	65
Buy		44,050	11/2011	DUB	13	0	13
Buy		57,096	11/2011	GSC	13	0	13
Buy		127,260	11/2011	JPM	34	(8)	26
Buy		265,500	03/2012	CITI	0	(26)	(26)
Buy		60,000	03/2012	HSBC	0	(2)	(2)
Buy		942,164	03/2012	JPM	5	(62)	(57)
Buy		65,597	03/2012	MSC	0	(1)	(1)
Buy	RUB	69,528	07/2011	BCLY	56	0	56
Sell		69,528	07/2011	BCLY	5	0	5
Buy		69,528	07/2011	CITI	0	(5)	(5)
Sell		69,528	07/2011	CITI	39	0	39
Buy	SGD	2,300	09/2011	BCLY	74	0	74
Buy		4,500	09/2011	CITI	146	0	146
Buy		18,300	09/2011	DUB	152	0	152
Buy		8,626	09/2011	GSC	15	0	15
Buy		12,482	09/2011	JPM	235	0	235
Buy		13,100	09/2011	RBS	237	0	237
Buy		4,600	09/2011	UBS	0	0	0
Buy	TRY	39,467	07/2011	HSBC	0	(709)	(709)
Sell		45,034	07/2011	HSBC	0	(354)	(354)
Buy		5,567	07/2011	JPM	0	(186)	(186)
Buy		45,034	10/2011	HSBC	354	0	354
Buy	TWD	49,903	01/2012	BCLY	20	0	20
Buy		30,000	01/2012	GSC	14	0	14
Buy		30,000	01/2012	HSBC	14	0	14
Buy		30,000	01/2012	JPM	15	0	15
Sell	ZAR	5,366	07/2011	BCLY	9	0	9
Buy		2,785	07/2011	CITI	11	0	11
Sell		3,358	07/2011	CSFB	5	0	5
Buy		6,270	07/2011	HSBC	24	0	24
Sell		183,662	07/2011	HSBC	0	(614)	(614)
Buy		165,821	07/2011	JPM	203	0	203
Buy		19,524	07/2011	MSC	20	0	20
Sell		2,015	07/2011	MSC	3	0	3
Buy		8,362	09/2011	BCLY	124	0	124
Buy		4,559	09/2011	MSC	67	0	67
Buy		3,800	09/2011	UBS	56	0	56
Buy		183,662	10/2011	HSBC	606	0	606

					$18,366	$(13,316)	$5,050

24	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(q)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$26,238	$0	$26,238
Corporate Bonds & Notes
Banking & Finance	0	2,523,059	8,620	2,531,679
Industrials	0	658,467	0	658,467
Utilities	0	178,737	0	178,737
Convertible Bonds & Notes
Industrials	0	37,239	0	37,239
Municipal Bonds & Notes
California	0	116,399	0	116,399
Colorado	0	3,829	0	3,829
Connecticut	0	18,355	0	18,355
Florida	0	4,945	0	4,945
Illinois	0	12,203	0	12,203
Iowa	0	794	0	794
Nebraska	0	6,705	0	6,705
Nevada	0	4,473	0	4,473
New Jersey	0	47,467	0	47,467
New York	0	40,607	0	40,607
Ohio	0	10,159	0	10,159
Texas	0	32,515	0	32,515
U.S. Government Agencies	0	1,340,846	41	1,340,887
U.S. Treasury Obligations	0	280,810	0	280,810
Mortgage-Backed Securities	0	637,180	1,097	638,277
Asset-Backed Securities	0	219,373	45,535	264,908
Sovereign Issues	0	473,437	12,358	485,795
Preferred Securities
Banking & Finance	0	1,993	9,389	11,382

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Short-Term Instruments
Certificates of Deposit	$0	$264,932	$0	$264,932
Commercial Paper	0	82,326	0	82,326
Repurchase Agreements	0	96,800	0	96,800
Short-Term Notes	0	10,117	0	10,117
U.S. Treasury Bills	0	5,534	0	5,534
PIMCO Short-Term Floating NAV Portfolio	2,293,954	0	0	2,293,954
Purchased Options
Interest Rate Contracts	0	630	0	630
	$2,293,954	$7,136,169	$77,040	$9,507,163

Short Sales, at value	$0	$(57,924)	$0	$(57,924)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	7,841	0	7,841
Foreign Exchange Contracts	0	18,366	0	18,366
Interest Rate Contracts	28,230	11,452	0	39,682
	$28,230	$37,659	$0	$65,889

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(3,008)	0	(3,008)
Foreign Exchange Contracts	0	(13,316)	0	(13,316)
Interest Rate Contracts	(4,076)	(31,749)	(5,587)	(41,412)

	$(4,076)	$(48,073)	$(5,587)	$(57,736)

Totals	$2,318,108	$7,067,831	$71,453	$9,457,392

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,210	$7,751	$(2,200)	$(19)	$0	$(122)	$0	$0	$8,620	$(84)
Industrials	591	0	(220)	0	3	1	0	(375)	0	0
U.S. Government Agencies	42	0	(1)	0	0	0	0	0	41	41
Mortgage-Backed Securities	0	1,090	0	0	0	7	0	0	1,097	7
Asset-Backed Securities	43,801	29,308	(4,968)	45	28	(252)	0	(22,427)	45,535	16,188
Sovereign Issues	0	11,882	0	0	0	476	0	0	12,358	476
Preferred Securities
Banking & Finance	9,459	0	0	0	0	(70)	0	0	9,389	(69)
Short-Term Instruments
Short-Term Notes	9,942	0	0	126	0	48	0	(10,116)	0	0

	$67,045	$50,031	$(7,389)	$152	$31	$88	$0	$(32,918)	$77,040	$16,559

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(6,469)	$0	$0	$0	$0	$882	$0	$0	$(5,587)	$882

Totals	$60,576	$50,031	$(7,389)	$152	$31	$970	$0	$(32,918)	$71,453	$17,441

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	Semiannual Report	June 30, 2011	25

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

June 30, 2011 (Unaudited)

(r)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$630	$630
Variation margin receivable (2)	0	0	0	0	3,024	3,024
Unrealized appreciation on foreign currency contracts	0	0	0	18,366	0	18,366
Unrealized appreciation on swap agreements	0	7,841	0	0	11,452	19,293

	$0	$7,841	$0	$18,366	$15,106	$41,313

Liabilities:
Written options outstanding	$0	$47	$0	$0	$20,209	$20,256
Variation margin payable (2)	0	0	0	0	1,522	1,522
Unrealized depreciation on foreign currency contracts	0	0	0	13,316	0	13,316
Unrealized depreciation on swap agreements	0	2,961	0	0	17,127	20,088

	$0	$3,008	$0	$13,316	$38,858	$55,182

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$23,826	$0	$24	$2,971	$26,821
Net realized gain on foreign currency transactions	0	0	0	21,927	0	21,927

	$0	$23,826	$0	$21,951	$2,971	$48,748

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$156	$156
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	(11,863)	0	0	33,509	21,646
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(12,196)	0	(12,196)

	$0	$(11,863)	$0	$(12,196)	$33,665	$9,606

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $24,154 as reported in the Notes to Schedule of Investments.

(s)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$8,438	$(8,820)	$(382)
BNP	(398)	590	192
BOA	(3,277)	4,092	815
CITI	2,103	(1,290)	813
CSFB	419	(1,730)	(1,311)
DUB	2,653	(2,970)	(317)
GSC	(1,104)	1,150	46
HSBC	10,761	(9,390)	1,371
JPM	(1,007)	1,301	294
MLP	1,997	(2,090)	(93)
MSC	(3,032)	2,831	(201)
RBC	(1,805)	1,980	175
RBS	(6,617)	5,516	(1,101)
SOG	410	(410)	0
UBS	210	(570)	(360)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

26	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  ORGANIZATION

The PIMCO Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are

Semiannual Report	June 30, 2011	27

Notes to Financial Statements (Cont.)

not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of

28	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statement of Assets and Liabilities.

(f) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Semiannual Report	June 30, 2011	29

Notes to Financial Statements (Cont.)

(g) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended June 30, 2011 are disclosed in the Notes to the Schedule of Investments.

(h) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(i) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(j) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(k) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option.

30	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. For a Portfolio with income linked to inflation, writing inflation-capped options provides additional income and hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future. The Portfolio may enter into credit default swaption agreements to earn income on the premiums or to hedge exposure to the credit risk of an investment without making a commitment to the underlying contract.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

Options on Securities  The Portfolio may enter into options on securities (“Equity Option”). An Equity Option uses a specified equity security as the underlying for the option contract. The Portfolio may write or purchase options for income purposes or to hedge an existing position or future investment.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A short straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The short straddle profits when the underlying security price has little volatility before the expiration date. A long straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The long straddle profits when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to

Semiannual Report	June 30, 2011	31

Notes to Financial Statements (Cont.)

deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk

32	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was

placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person,

Semiannual Report	June 30, 2011	33

Notes to Financial Statements (Cont.)

$500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2011, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$73,628	$2,259

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation	Market Value 06/30/2011	Dividend Income
$1,967,786	$1,376,858	$(1,051,400)	$74	$636	$2,293,954	$3,758

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$13,883,958	$15,829,217	$1,850,032	$348,304

34	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,253	$25,088	8,789	$100,305
Administrative Class	86,346	964,609	236,850	2,659,174
Advisor Class	25,972	290,319	37,928	428,938

Issued as reinvestment of distributions
Institutional Class	293	3,274	1,389	15,471
Administrative Class	8,225	92,014	33,577	374,028
Advisor Class	729	8,161	2,227	24,785

Cost of shares redeemed
Institutional Class	(5,648)	(63,046)	(8,872)	(98,978)
Administrative Class	(75,343)	(840,498)	(129,418)	(1,456,314)
Advisor Class	(3,826)	(42,661)	(8,087)	(91,444)
Net increase resulting from Portfolio share transactions	39,001	$437,260	174,383	$1,955,965

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Institutional Class	5	94
Administrative Class	6	59
Advisor Class	5	72

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$269,678	$ (49,580)	$220,098

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2011	35

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	INR	Indian Rupee	RUB	Russian Ruble
BRL	Brazilian Real	JPY	Japanese Yen	SGD	Singapore Dollar
CAD	Canadian Dollar	KRW	South Korean Won	TRY	Turkish New Lira
CNY	Chinese Renminbi	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD	United States Dollar
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand
IDR	Indonesian Rupiah

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.HY	Credit Derivatives Index - High Yield

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	GTD	Guaranteed	PSF	Public School Fund
FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds	CLO	Collateralized Loan Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate

36	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS69_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Total Return Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk short sale risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	35.9%
Short-Term Instruments	28.5%
U.S. Government Agencies	14.1%
Mortgage-Backed Securities	6.7%
Sovereign Issues	5.1%
Other	9.7%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011

	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Total Return Portfolio Institutional Class	2.97%	5.62%	8.78%	7.08%	7.25%
Barclays Capital U.S. Aggregate Index±	2.72%	3.90%	6.52%	5.74%	6.25%	**

All Portfolio returns are net of fees and expenses

* Cumulative return

** Average annual total return since 03/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.50% for Institutional Class shares.

± Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,029.74	$1,022.32
Expenses Paid During Period†	$2.52	$2.51
Net Annualized Expense Ratio	0.50%	0.50%

† Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	An underweight to U.S. duration (or sensitivity to changes in market interest rates) detracted from returns as the ten-year U.S. Treasury yield fell during the reporting period.

»	Holdings of money market futures added to performance as most money market futures contracts increased in price during the reporting period.

»	An underweight to Agency mortgage-backed securities for most of the period detracted from returns as this sector outperformed like-duration U.S. Treasuries during the reporting period.

»

A modest underweight to the investment grade corporate sector, with an allocation to credit default swaps on a basket of credit entities, was slightly negative for performance as the sector outperformed like-duration U.S. Treasuries; however, a focus on financials, a subsector within the investment grade corporate sector, was positive for performance as financials outperformed the overall investment grade corporate market.

»	Modest exposure to high yield bonds added to performance as the Barclays Capital U.S. Corporate High Yield Index outperformed like-duration U.S. Treasuries during the reporting period.

»	Modest exposure to emerging markets external debt added to performance as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»

Exposure to Build America Bonds added to returns as the Barclays Capital Build America Bond Index outperformed like-duration U.S. Treasuries and the Barclays Capital U.S. Long Investment Grade Corporate Index.

»	Exposure to a basket of currencies, with an emphasis on emerging market currencies, added to performance as these currencies appreciated relative to the U.S. dollar during the reporting period.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Institutional Class
Net asset value beginning of year or period	$11.08		$10.82	$10.31	$10.49	$10.12	$10.24
Net investment income (a)	0.13		0.25	0.50	0.48	0.50	0.46
Net realized/unrealized gain (loss) on investments	0.20		0.64	0.93	0.02	0.37	(0.07)
Total income from investment operations	0.33		0.89	1.43	0.50	0.87	0.39
Dividends from net investment income	(0.15)		(0.29)	(0.58)	(0.48)	(0.50)	(0.46)
Distributions from net realized capital gains	0.00		(0.34)	(0.34)	(0.20)	0.00	(0.05)
Total distributions	(0.15)		(0.63)	(0.92)	(0.68)	(0.50)	(0.51)
Net asset value end of year or period	$11.26		$11.08	$10.82	$10.31	$10.49	$10.12
Total return	2.97%		8.27%	14.21%	4.95%	8.90%	4.00%
Net assets end of year or period (000s)	$229,238		$259,876	$239,670	$156,745	$207,312	$158,748
Ratio of expenses to average net assets	0.50	%*	0.50%	0.59%	0.73%	0.68%	0.52%
Ratio of expenses to average net assets excluding interest expense	0.50	%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.29	%*	2.24%	4.63%	4.52%	4.93%	4.51%
Portfolio turnover rate	226	%**	484%**	381%	355%	298%	303%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$7,116,409
Investments in Affiliates, at value	2,293,954
Repurchase agreements, at value	96,800
Cash	2,294
Foreign currency, at value	4,945
Receivable for investments sold	246,061
Receivable for Portfolio shares sold	8,856
Interest and dividends receivable	53,285
Dividends receivable from Affiliates	577
Variation margin receivable	3,024
Swap premiums paid	40,347
Unrealized appreciation on foreign currency contracts	18,366
Unrealized appreciation on swap agreements	19,293
9,904,211

Liabilities:
Payable for investments purchased	$1,041,795
Payable for investments in Affiliates purchased	576
Payable for Portfolio shares redeemed	31,111
Payable for short sales	57,924
Written options outstanding	20,256
Deposits from counterparty	37,540
Accrued related party fees	4,487
Variation margin payable	1,522
Swap premiums received	16,521
Unrealized depreciation on foreign currency contracts	13,316
Unrealized depreciation on swap agreements	20,088
Other liabilities	17
1,245,153

Net Assets	$8,659,058

Net Assets Consist of:
Paid in capital	$8,196,239
Undistributed net investment income	58,327
Accumulated undistributed net realized gain	146,456
Net unrealized appreciation	258,036
$8,659,058

Net Assets:
Institutional Class	$229,238
Administrative Class	7,597,411
Advisor Class	832,409

Shares Issued and Outstanding:
Institutional Class	20,362
Administrative Class	674,826
Advisor Class	73,937

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.26
Administrative Class	11.26
Advisor Class	11.26

Cost of Investments	$6,896,625
Cost of Investments in Affiliates	$2,293,640
Cost of Repurchase Agreements	$96,800
Cost of Foreign Currency Held	$4,909
Proceeds Received on Short Sales	$58,088
Premiums Received on Written Options	$29,402

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$111,135
Dividends	123
Dividends from Affiliate investments	3,758
Miscellaneous income	1
Total Income	115,017

Expenses:
Investment advisory fees	10,165
Supervisory and administrative fees	10,165
Servicing fees – Administrative Class	5,417
Distribution and/or servicing fees – Advisor Class	835
Trustees' fees	65
Interest expense	73
Total Expenses	26,720

Net Investment Income	88,297

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(6,286)
Net realized gain on Affiliate investments	74
Net realized gain on futures contracts, written options and swaps	26,821
Net realized gain on foreign currency transactions	20,871
Net change in unrealized appreciation on investments	98,946
Net change in unrealized appreciation on Affiliate investments	636
Net change in unrealized appreciation on futures contracts, written options and swaps	21,646
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(12,112)
Net Gain	150,596

Net Increase in Net Assets Resulting from Operations	$238,893

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$88,297	$151,193
Net realized gain	41,406	302,285
Net realized gain on Affiliate investments	74	710
Net change in unrealized appreciation	108,480	79,316
Net change in unrealized appreciation (depreciation) on Affiliate investments	636	(13)
Net increase resulting from operations	238,893	533,491

Distributions to Shareholders:
From net investment income
Institutional Class	(3,274)	(6,743)
Administrative Class	(92,015)	(159,949)
Advisor Class	(8,161)	(8,593)
From net realized capital gains
Institutional Class	0	(8,728)
Administrative Class	0	(214,082)
Advisor Class	0	(16,192)

Total Distributions	(103,450)	(414,287)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	437,260	1,955,965

Total Increase in Net Assets	572,703	2,075,169

Net Assets:
Beginning of period	8,086,355	6,011,186
End of period*	$8,659,058	$8,086,355

*Including undistributed net investment income of:	$58,327	$73,480

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Total Return Portfolio

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%

AGFS Funding Co.
5.500% due 05/10/2017		$15,700	$15,424

Ford Motor Co.
2.940% due 12/15/2013		1,444	1,445

Petroleum Export Ltd.
3.246% due 12/07/2012		6,508	6,469

Texas Competitive Electric Holdings Co. LLC
4.690% due 10/10/2017		1,799	1,407
4.768% due 10/10/2017		1,909	1,493

Total Bank Loan Obligations (Cost $27,082)			26,238

CORPORATE BONDS & NOTES 38.9%

BANKING & FINANCE 29.2%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,800	6,252

Ally Financial, Inc.
3.466% due 02/11/2014		6,100	5,999
3.646% due 06/20/2014		500	489
4.500% due 02/11/2014		500	501
6.000% due 12/15/2011		20,256	20,560
6.000% due 05/23/2012		4,500	4,612
6.250% due 12/01/2017		12,200	12,157
6.625% due 05/15/2012		17,200	17,608
6.875% due 09/15/2011		51,456	51,906
6.875% due 08/28/2012		5,700	5,914
7.000% due 02/01/2012		2,500	2,554
7.500% due 09/15/2020		900	945
8.300% due 02/12/2015		11,100	12,432

American Express Bank FSB
0.340% due 06/12/2012		500	499
6.000% due 09/13/2017		3,900	4,402

American Express Centurion Bank
5.550% due 10/17/2012		9,840	10,390
6.000% due 09/13/2017		3,900	4,402

American Express Co.
7.000% due 03/19/2018		200	236

American Express Credit Corp.
5.875% due 05/02/2013		700	754

American General Institutional Capital A
7.570% due 12/01/2045		10,000	10,450

American International Group, Inc.
0.386% due 10/18/2011		100	100
4.900% due 06/02/2014	CAD	6,000	6,294
4.950% due 03/20/2012		$1,800	1,835
5.050% due 10/01/2015		12,500	13,054
5.450% due 05/18/2017		1,100	1,151
5.600% due 10/18/2016		6,100	6,389
5.850% due 01/16/2018		31,900	33,454
6.250% due 03/15/2037		2,100	1,921
6.400% due 12/15/2020		3,400	3,664
8.000% due 05/22/2068	EUR	12,900	18,754
8.175% due 05/15/2068		$3,000	3,289
8.250% due 08/15/2018		12,600	14,472

ANZ National International Ltd.
6.200% due 07/19/2013		7,400	8,067

Australia & New Zealand Banking Group Ltd.
1.118% due 05/08/2013		16,400	16,447
2.125% due 01/10/2014		1,400	1,412

Banco do Brasil S.A.
3.007% due 07/02/2014		7,600	7,582

Banco Santander Brasil S.A.
2.346% due 03/18/2014		1,000	1,006
4.250% due 01/14/2016		1,800	1,813
4.500% due 04/06/2015		13,100	13,394

Banco Santander Chile
1.524% due 04/20/2012		11,600	11,612

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of America Corp.
0.591% due 08/15/2016		$2,800	$2,607
1.693% due 01/30/2014		30,400	30,493
6.000% due 09/01/2017		7,000	7,538
6.500% due 08/01/2016		32,700	36,491

Bank of America N.A.
6.000% due 10/15/2036		2,100	2,030

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		2,100	2,125

Bank of Montreal
2.850% due 06/09/2015		4,700	4,872

Bank of Nova Scotia
1.650% due 10/29/2015		5,200	5,114

Banque PSA Finance
2.146% due 04/04/2014		12,100	12,087

Barclays Bank PLC
5.450% due 09/12/2012		40,000	42,152
6.000% due 01/23/2018	EUR	15,000	21,583
6.050% due 12/04/2017		$1,800	1,907
10.179% due 06/12/2021		2,080	2,620

BBVA Bancomer S.A.
4.500% due 03/10/2016		3,200	3,272
6.500% due 03/10/2021		6,400	6,560

BBVA U.S. Senior S.A.U
2.386% due 05/16/2014		39,700	39,487

Bear Stearns Cos. LLC
6.400% due 10/02/2017		27,900	31,855

BNP Paribas S.A.
0.693% due 04/08/2013		7,100	7,052
1.190% due 01/10/2014		21,100	20,960
5.186% due 06/29/2049		15,600	14,438

BPCE S.A.
2.375% due 10/04/2013		2,100	2,135

BRFkredit A/S
0.528% due 04/15/2013		21,800	21,819

C10 Capital SPV Ltd.
6.722% due 12/29/2049		4,300	3,225

CIT Group, Inc.
5.250% due 04/01/2014		2,200	2,200
7.000% due 05/01/2014		3,123	3,166

Citigroup Capital XXI
8.300% due 12/21/2077		19,500	19,987

Citigroup, Inc.
0.370% due 03/16/2012		3,626	3,620
0.522% due 06/09/2016		13,100	12,056
1.111% due 02/15/2013		13,600	13,553
1.733% due 01/13/2014		13,400	13,496
2.262% due 08/13/2013		5,900	6,014
5.300% due 10/17/2012		2,200	2,309
5.365% due 03/06/2036 (n)	CAD	4,700	4,070
5.500% due 08/27/2012		$5,500	5,766
5.500% due 04/11/2013		40,900	43,434
5.625% due 08/27/2012		4,400	4,597
5.850% due 07/02/2013		1,400	1,501
6.000% due 02/21/2012		3,789	3,914
6.125% due 05/15/2018		3,000	3,307
6.125% due 08/25/2036		10,300	9,930
8.500% due 05/22/2019		2,100	2,606

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	15,700	22,843
11.000% due 06/29/2049		$975	1,248

Countrywide Financial Corp.
5.800% due 06/07/2012		10,300	10,747

Credit Agricole Home Loan SFH
1.024% due 07/21/2014		31,000	31,038

Credit Agricole S.A.
1.724% due 01/21/2014		26,400	26,784

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse
2.200% due 01/14/2014		$4,800	$4,864

DBS Bank Ltd.
0.481% due 05/16/2017		1,000	990

Deutsche Bank AG
6.000% due 09/01/2017		24,100	26,909

Dexia Credit Local
0.652% due 03/05/2013		48,000	47,888

Dexia Credit Local S.A.
0.753% due 04/29/2014		21,700	21,634
0.896% due 09/23/2011		15,200	15,216

FCE Bank PLC
7.125% due 01/16/2012	EUR	5,100	7,555
7.125% due 01/15/2013		700	1,053

FIH Erhvervsbank A/S
0.620% due 06/13/2013		$76,000	75,998

Ford Motor Credit Co. LLC
3.033% due 01/13/2012		21,285	21,339
7.000% due 10/01/2013		500	535
7.000% due 04/15/2015		500	541
7.250% due 10/25/2011		32,000	32,483
7.500% due 08/01/2012		17,800	18,643
7.800% due 06/01/2012		12,200	12,761
8.000% due 12/15/2016		500	563

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	7,900	11,569

General Electric Capital Corp.
5.500% due 09/15/2067		24,100	32,852
5.875% due 01/14/2038		$8,100	8,221
6.375% due 11/15/2067		14,800	15,226

Goldman Sachs Group, Inc.
1.695% due 02/04/2013	EUR	45,500	65,463
1.784% due 05/23/2016		3,600	4,948
5.950% due 01/18/2018		$17,300	18,663
6.250% due 09/01/2017		14,900	16,453
6.750% due 10/01/2037		3,300	3,310

Hartford Financial Services Group, Inc.
8.125% due 06/15/2068		3,200	3,472

HSBC Bank PLC
2.000% due 01/19/2014		2,900	2,917

HSBC Finance Corp.
1.787% due 04/05/2013	EUR	4,300	6,174
6.676% due 01/15/2021		$22,500	23,111

HSBC Holdings PLC
6.500% due 05/02/2036		6,400	6,605
6.500% due 09/15/2037		2,900	3,002

ING Bank NV
1.046% due 03/30/2012		57,400	57,635
1.652% due 06/09/2014		7,200	7,229
2.000% due 10/18/2013		2,700	2,692
2.650% due 01/14/2013		1,300	1,318

International Lease Finance Corp.
0.634% due 07/01/2011		1,200	1,200
1.795% due 08/15/2011	EUR	25,000	36,413
4.750% due 01/13/2012		$1,900	1,931
5.000% due 09/15/2012		2,600	2,646
5.250% due 01/10/2013		2,680	2,737
5.400% due 02/15/2012		16,152	16,435
5.750% due 05/15/2016		1,900	1,872
5.875% due 05/01/2013		1,000	1,029
6.375% due 03/25/2013		2,580	2,670
6.750% due 09/01/2016		4,500	4,815

Intesa Sanpaolo SpA
2.658% due 02/24/2014		11,600	11,580

IPIC GMTN Ltd.
5.000% due 11/15/2020		4,700	4,676

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase & Co.
0.997% due 05/02/2014		$75,100	$75,185
1.776% due 09/26/2013	EUR	900	1,294
6.000% due 01/15/2018		$3,900	4,341

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	12,233

JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,200	1,207

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		2,400	2,426

KeyBank N.A.
1.559% due 11/21/2011	EUR	400	578

LBG Capital No.1 PLC
7.588% due 05/12/2020	GBP	100	148
7.869% due 08/25/2020		200	295
7.875% due 11/01/2020		$4,800	4,536
8.000% due 12/29/2049		6,000	5,430
8.500% due 12/29/2049		1,100	1,038

Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		4,800	1,260
5.125% due 06/27/2014 (a)	EUR	950	334
5.625% due 01/24/2013 (a)		$3,800	1,026
6.875% due 05/02/2018 (a)		3,200	876

Lloyds TSB Bank PLC
2.624% due 01/24/2014		6,300	6,392
4.875% due 01/21/2016		6,200	6,345
5.800% due 01/13/2020		21,500	21,554
12.000% due 12/29/2049		32,700	35,587

Macquarie Group Ltd.
7.300% due 08/01/2014		22,075	24,717

Merrill Lynch & Co., Inc.
6.150% due 04/25/2013		10,000	10,740
6.875% due 04/25/2018		17,800	19,712

MetLife Institutional Funding II
1.201% due 04/04/2014		10,800	10,832

MetLife, Inc.
6.400% due 12/15/2066		1,700	1,666

Metropolitan Life Global Funding I
0.683% due 07/13/2011		34,700	34,704
5.125% due 11/09/2011		8,200	8,335

Morgan Stanley
1.253% due 04/29/2013		10,100	10,087
2.761% due 05/14/2013		26,600	27,326
5.950% due 12/28/2017		10,600	11,404
7.300% due 05/13/2019		1,200	1,362

MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	700	1,084

National Australia Bank Ltd.
1.010% due 04/11/2014		$44,500	44,488
5.350% due 06/12/2013		6,100	6,545

Nationwide Building Society
6.250% due 02/25/2020		9,300	9,682

Nomura Europe Finance NV
0.451% due 07/05/2011		19,500	19,500

Nordea Bank AB
2.125% due 01/14/2014		2,300	2,317

Nordea Eiendomskreditt A/S
0.714% due 04/07/2014		20,100	20,100

Pacific LifeCorp
6.000% due 02/10/2020		2,200	2,362

Principal Life Income Funding Trusts
5.300% due 04/24/2013		5,200	5,594

Qatari Diar Finance QSC
5.000% due 07/21/2020		5,800	5,974

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RCI Banque S.A.
2.155% due 04/11/2014		$41,600	$41,712

Resona Bank Ltd.
5.850% due 09/29/2049		1,200	1,198

Royal Bank of Scotland Group PLC
0.561% due 10/14/2016		500	444
0.986% due 09/29/2015		200	175
0.990% due 04/11/2016		100	90
2.211% due 01/28/2016	EUR	200	257
3.950% due 09/21/2015		$3,200	3,217
6.990% due 10/29/2049 (a)		12,000	10,860
7.648% due 08/29/2049		1,500	1,358

Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012		42,900	42,913

Santander UK PLC
1.530% due 10/10/2017	EUR	28,700	38,823

Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$2,400	2,499
5.499% due 07/07/2015		13,100	13,902

SLM Corp.
0.504% due 10/25/2011		200	199
0.574% due 01/27/2014		1,650	1,566
1.670% due 11/15/2011	EUR	1,000	1,438
1.801% due 06/17/2013		200	281
3.125% due 09/17/2012		5,200	7,468
4.875% due 12/17/2012	GBP	2,800	4,472
5.000% due 10/01/2013		$3,900	4,057
5.000% due 04/15/2015		5,000	5,027
5.125% due 08/27/2012		5,780	5,932
5.375% due 05/15/2014		500	521
6.250% due 01/25/2016		1,900	1,972
8.000% due 03/25/2020		3,600	3,870
8.450% due 06/15/2018		10,600	11,645

Societe Generale S.A.
0.461% due 08/16/2016		800	769
0.484% due 10/20/2016		12,500	12,047
1.326% due 04/11/2014		2,700	2,677

Springleaf Finance Corp.
0.497% due 12/15/2011		8,700	8,589
3.250% due 01/16/2013	EUR	2,000	2,753
4.125% due 11/29/2013		10,000	13,577

SSIF Nevada LP
0.981% due 04/14/2014		$68,400	68,457

State Bank of India
4.500% due 07/27/2015		6,000	6,161

State Street Capital Trust III
5.237% due 01/29/2049		6,800	6,807

State Street Capital Trust IV
1.247% due 06/01/2077		1,000	815

SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		8,592	8,733

Stone Street Trust
5.902% due 12/15/2015		9,500	9,963

Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		1,100	1,107

Temasek Financial I Ltd.
4.300% due 10/25/2019		4,600	4,753

Turkiye Garanti Bankasi A/S
2.774% due 04/20/2016		3,100	3,092

UBS AG
1.273% due 01/28/2014		1,900	1,910
1.358% due 02/23/2012		8,500	8,555
5.750% due 04/25/2018		4,600	4,992
5.875% due 12/20/2017		4,700	5,160

UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	330

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

USB Capital IX
3.500% due 10/29/2049		$900	$745

Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		2,600	2,658

Wachovia Corp.
0.408% due 10/15/2011		8,100	8,105
1.570% due 02/13/2014	EUR	5,200	7,397
5.500% due 05/01/2013		$8,300	8,928
5.750% due 02/01/2018		16,900	18,704

Wells Fargo & Co.
1.485% due 08/01/2011	EUR	400	580
5.220% due 05/10/2012	AUD	35,470	37,808

Westpac Banking Corp.
0.756% due 07/16/2014		$3,000	3,015
0.976% due 03/31/2014		22,200	22,242
3.585% due 08/14/2014		4,900	5,220

ZFS Finance USA Trust IV
5.875% due 05/09/2062		1,285	1,302

			2,531,679

INDUSTRIALS 7.6%

Altria Group, Inc.
7.750% due 02/06/2014		8,680	9,941
9.700% due 11/10/2018		6,400	8,418

Amgen, Inc.
6.150% due 06/01/2018		1,200	1,392

Anheuser-Busch InBev Worldwide, Inc.
0.824% due 01/27/2014		40,400	40,576
4.125% due 01/15/2015		21,500	23,133
5.375% due 01/15/2020		21,500	23,711

AstraZeneca PLC
5.900% due 09/15/2017		2,500	2,916

Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,731

Cemex S.A.B. de C.V.
9.000% due 01/11/2018		16,000	16,360

Coca-Cola Enterprises, Inc.
1.125% due 11/12/2013		16,300	16,290

Codelco, Inc.
6.150% due 10/24/2036		700	763

Comcast Corp.
5.875% due 02/15/2018		1,700	1,908
6.450% due 03/15/2037		1,700	1,824

CSN Islands XI Corp.
6.875% due 09/21/2019		3,000	3,289

CSN Resources S.A.
6.500% due 07/21/2020		20,600	21,990

CW Media Holdings, Inc.
13.500% due 08/15/2015 (c)		15,722	16,980

Dolphin Energy Ltd.
5.888% due 06/15/2019		2,651	2,875

Dow Chemical Co.
4.850% due 08/15/2012		12,100	12,640
6.000% due 10/01/2012		5,090	5,398

Ecopetrol S.A.
7.625% due 07/23/2019		4,600	5,532

El Paso Corp.
7.800% due 08/01/2031		900	1,055
7.875% due 06/15/2012		3,900	4,124
9.625% due 05/15/2012		800	849

ENN Energy Holdings Ltd.
6.000% due 05/13/2021		1,400	1,377

Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		1,900	1,991
6.212% due 11/22/2016		1,200	1,299

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.343% due 04/11/2013		$1,700	$1,861
8.146% due 04/11/2018		6,700	7,914

Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		724	798

Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013		1,500	1,681

General Mills, Inc.
6.470% due 10/15/2022		61,750	65,261

Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,900	2,118

Gerdau Trade, Inc.
5.750% due 01/30/2021		5,100	5,208

GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,400	1,575

HCA, Inc.
7.875% due 02/15/2020		10,600	11,554

Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		3,600	3,844

International Business Machines Corp.
5.700% due 09/14/2017		2,400	2,792

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		24,000	26,764

Kraft Foods, Inc.
2.625% due 05/08/2013		4,000	4,116

Noble Group Ltd.
4.875% due 08/05/2015		4,800	5,040
6.625% due 08/05/2020		5,000	5,138
6.750% due 01/29/2020		7,100	7,467

Novatek Finance Ltd.
5.326% due 02/03/2016		2,500	2,587

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		15,700	16,642

Oracle Corp.
4.950% due 04/15/2013		13,100	14,058
5.750% due 04/15/2018		12,900	14,777

Pearson Dollar Finance PLC
5.500% due 05/06/2013		5,000	5,353

Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	200	280
7.500% due 12/18/2013	GBP	200	353

Petrobras International Finance Co.
7.875% due 03/15/2019		$38,300	46,545

Petroleos Mexicanos
5.500% due 01/21/2021		17,200	18,120
6.500% due 06/02/2041		29,000	29,570

PPG Industries, Inc.
1.900% due 01/15/2016		8,700	8,476

Reliance Holdings USA, Inc.
4.500% due 10/19/2020		12,155	11,370

Reynolds American, Inc.
7.250% due 06/01/2012		5,000	5,283

Roche Holdings, Inc.
7.000% due 03/01/2039		6,800	8,280

Rohm and Haas Co.
6.000% due 09/15/2017		3,700	4,210

Total Capital S.A.
4.450% due 06/24/2020		2,600	2,717

Union Pacific Corp.
4.163% due 07/15/2022		12,075	11,970

United Airlines, Inc.
8.030% due 01/01/2013 (a)		375	375

UnitedHealth Group, Inc.
4.875% due 02/15/2013		5,200	5,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vale Overseas Ltd.
4.625% due 09/15/2020	$2,000	$1,998
5.625% due 09/15/2019	16,600	17,789
6.250% due 01/23/2017	1,300	1,473
6.875% due 11/21/2036	1,300	1,415
6.875% due 11/10/2039	3,100	3,385

Vivendi S.A.
5.750% due 04/04/2013	14,800	15,866

Volkswagen International Finance NV
0.757% due 10/01/2012	27,500	27,582

		658,467

UTILITIES 2.1%

AES Corp.
7.375% due 07/01/2021	1,500	1,524

AT&T, Inc.
4.950% due 01/15/2013	5,200	5,513
5.500% due 02/01/2018	5,200	5,805
6.300% due 01/15/2038	3,600	3,825

Carolina Power & Light Co.
6.500% due 07/15/2012	2,325	2,462

Cleco Power LLC
6.000% due 12/01/2040	19,500	20,203

DTE Energy Co.
0.955% due 06/03/2013	4,700	4,715

Entergy Corp.
3.625% due 09/15/2015	12,200	12,400

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	700	836
10.500% due 03/25/2014	1,000	1,195

Korea Electric Power Corp.
5.125% due 04/23/2034	90	96

Majapahit Holding BV
7.250% due 06/28/2017	4,700	5,345
7.750% due 10/17/2016	3,405	3,960
7.750% due 01/20/2020	3,100	3,642
8.000% due 08/07/2019	5,100	6,056

NGPL PipeCo LLC
6.514% due 12/15/2012	5,800	6,101

NRG Energy, Inc.
8.250% due 09/01/2020	8,400	8,610

Public Service Electric & Gas Co.
5.300% due 05/01/2018	11,600	12,989

Qtel International Finance Ltd.
3.375% due 10/14/2016	11,300	11,328
4.750% due 02/16/2021	4,200	4,116

Qwest Corp.
3.497% due 06/15/2013	10,841	11,139
8.875% due 03/15/2012	24,700	26,059

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	2,600	2,624
6.750% due 09/30/2019	2,000	2,310

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,200	1,244
6.625% due 03/20/2017	1,000	1,086
7.875% due 03/13/2018	5,700	6,570

Verizon Communications, Inc.
5.250% due 04/15/2013	1,500	1,611

Virginia Electric and Power Co.
4.750% due 03/01/2013	1,000	1,063

Vodafone Group PLC
5.000% due 12/16/2013	3,960	4,310

		178,737

Total Corporate Bonds & Notes (Cost $3,238,821)		3,368,883

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.4%

INDUSTRIALS 0.4%

Transocean, Inc.
1.500% due 12/15/2037	$37,100	$37,239

Total Convertible Bonds & Notes (Cost $34,539)		37,239

MUNICIPAL BONDS & NOTES 3.5%

CALIFORNIA 1.3%

Acalanes, California Union High School District General Obligation Bonds, Series 2011
0.000% due 08/01/2046 (b)	9,300	745

Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	2,200	2,277

California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	2,700	2,911
7.043% due 04/01/2050	8,600	9,425

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	5,100	5,773
7.550% due 04/01/2039	2,000	2,291

California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	5,800	6,690
7.950% due 03/01/2036	29,300	31,953

California State Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,200	2,259

California State Palomar Community College District General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,300	1,346

California State Riverside Community College District General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	403
7.021% due 08/01/2040	700	704

Fresno, California Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
0.000% due 08/15/2024	3,000	1,261

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	922

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	8,200	8,256

Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,200	1,284
7.618% due 08/01/2040	1,800	1,935

Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	2,700	3,010

Los Angeles, California Unified School District General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	11,800	11,998

Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	8,100	9,175

Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	2,000	1,993

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	$4,185	$4,174

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,500	1,044
5.125% due 06/01/2046	655	425

University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	1,200	1,239
6.548% due 05/15/2048	1,800	1,889

University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	1,000	1,017

		116,399

COLORADO 0.0%

Colorado State Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	3,900	3,829

CONNECTICUT 0.2%

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	17,300	18,355

FLORIDA 0.1%

Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	5,100	4,945

ILLINOIS 0.1%

Chicago, Illinois Transit Authority Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,400	2,359

Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	2,400	2,401
6.900% due 03/01/2035	1,000	1,020

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	6,200	6,423

		12,203

IOWA 0.0%

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	850	794

NEBRASKA 0.1%

Nebraska State Public Power Generation Agency Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	6,500	6,705

NEVADA 0.1%

Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	4,100	4,473

NEW JERSEY 0.6%

New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.247% due 06/15/2013	15,900	15,886

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	$2,900	$1,984

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	24,500	29,597

		47,467

NEW YORK 0.5%

New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	26,300	27,913

New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	2,100	2,228
6.282% due 06/15/2042	2,100	2,163

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.962% due 06/15/2031	5,130	5,776

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	2,500	2,527

		40,607

OHIO 0.1%

Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	5,800	7,219

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	79
6.500% due 06/01/2047	3,600	2,861

		10,159

TEXAS 0.4%

San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	14,800	15,693

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF/GTD Insured), Series 2008
10.017% due 02/15/2031	3,390	3,913

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.950% due 02/01/2027	2,575	2,978
10.049% due 10/01/2031	6,240	7,368

Texas State Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	2,500	2,563

		32,515

Total Municipal Bonds & Notes (Cost $270,264)		298,451

U.S. GOVERNMENT AGENCIES 15.5%

Fannie Mae
0.246% due 12/25/2036- 07/25/2037	5,111	5,042
0.436% due 05/25/2037	1,776	1,780
0.496% due 04/25/2037	4,934	4,934
0.536% due 03/25/2044	2,820	2,739
0.596% due 09/25/2035	2,427	2,426
0.636% due 09/25/2035	9,806	9,807
0.886% due 10/25/2037	2,530	2,554
1.086% due 07/25/2039	2,750	2,783
1.495% due 06/01/2043 - 07/01/2044	2,965	2,964
1.695% due 09/01/2040	17	18

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.825% due 04/01/2035	$4,442	$4,608
2.428% due 01/01/2025	15	15
2.468% due 09/01/2039	30	31
2.534% due 05/25/2035	515	536
2.546% due 11/01/2025	1	1
2.615% due 08/01/2035	1,949	2,017
3.970% due 10/01/2032	791	809
4.000% due 04/01/2023 - 01/01/2026	982	1,025
4.148% due 11/01/2035	159	164
4.500% due 05/01/2023 - 07/01/2041	645,368	667,732
4.558% due 12/01/2036	1,329	1,390
4.774% due 09/01/2034	1,127	1,204
5.000% due 02/25/2017 - 07/01/2041	55,000	58,601
5.016% due 09/01/2035	878	939
5.186% due 08/01/2035	1,078	1,156
5.500% due 09/01/2017 - 04/01/2040	79,929	86,930
6.000% due 09/01/2016 - 01/01/2039	276,738	304,808
6.000% due 12/01/2036 (j)	13,951	15,376
6.500% due 11/01/2034	69	79
7.000% due 04/25/2023 - 06/01/2032	1,440	1,640

Federal Housing Administration
7.430% due 01/25/2023	41	41

Freddie Mac
0.337% due 07/15/2019	3,558	3,554
0.487% due 05/15/2036	3,182	3,199
0.637% due 11/15/2030	16	16
0.687% due 09/15/2030	15	15
0.907% due 05/15/2037	980	989
1.495% due 02/25/2045	431	425
2.652% due 01/01/2028	1	1
2.716% due 07/01/2027	1	1
2.767% due 07/01/2030	1	1
4.500% due 04/01/2038 - 08/01/2041	82,371	84,806
5.500% due 10/01/2034 - 10/01/2038	20,508	22,247
6.000% due 07/01/2016 - 07/01/2041	34,294	37,780
6.500% due 03/01/2013 - 10/01/2037	334	367
7.000% due 06/15/2023	844	954
7.500% due 07/15/2030 - 03/01/2032	154	181
8.500% due 08/01/2024	9	10

Ginnie Mae
0.686% due 09/20/2030	12	12
0.786% due 02/16/2030	134	134
1.750% due 02/20/2032	285	292
2.125% due 10/20/2029 - 11/20/2029	130	134
2.375% due 02/20/2027	3	3
2.625% due 07/20/2030	5	6
3.375% due 04/20/2026 - 05/20/2030	56	58
6.000% due 12/15/2038 - 11/15/2039	258	288

Small Business Administration
5.130% due 09/01/2023	46	49
6.030% due 02/10/2012	746	767
6.290% due 01/01/2021	88	96
6.344% due 08/01/2011	25	25
7.500% due 04/01/2017	301	328

Total U.S. Government Agencies (Cost $1,298,830)		1,340,887

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 3.2%

Treasury Inflation Protected Securities (e)
1.125% due 01/15/2021 (g)		$35,977	$37,351
1.750% due 01/15/2028 (g)(j)		29,087	30,469
2.000% due 01/15/2026 (g)(j)		37,726	41,254
2.375% due 01/15/2025 (g)		17,536	20,166
2.375% due 01/15/2027		2,007	2,290
2.500% due 01/15/2029 (g)(j)		24,507	28,505
3.625% due 04/15/2028		3,614	4,763
3.875% due 04/15/2029		12,721	17,443

U.S. Treasury Notes
0.750% due 06/15/2014 (g)(j)		98,700	98,569

Total U.S. Treasury Obligations (Cost $279,653)			280,810

MORTGAGE-BACKED SECURITIES 7.4%

American Home Mortgage Investment Trust
2.403% due 02/25/2045		1,726	1,538

Arkle Master Issuer PLC
0.350% due 02/17/2052		112,000	111,755

Arran Residential Mortgages Funding PLC
2.620% due 05/16/2047	EUR	3,596	5,210
2.624% due 11/19/2047		77,600	112,592
2.820% due 05/16/2047		11,300	16,394

Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049		$11,600	12,553
5.924% due 05/10/2045		6,400	7,086
5.930% due 02/10/2051		3,200	3,480

Banc of America Funding Corp.
2.783% due 05/25/2035		2,605	2,527

Banc of America Large Loan, Inc.
1.937% due 11/15/2015		2,048	1,902

Banc of America Mortgage Securities, Inc.
2.878% due 05/25/2033		2,974	2,883
6.500% due 10/25/2031		299	304
6.500% due 09/25/2033		166	174

BCAP LLC Trust
5.923% due 05/25/2037		1,400	1,097

Bear Stearns Adjustable Rate Mortgage Trust
2.726% due 04/25/2033		420	404
2.768% due 02/25/2033		67	60
2.804% due 07/25/2034		2,267	1,718
2.864% due 01/25/2034		1,050	1,041
3.028% due 11/25/2034		5,887	4,835
3.279% due 11/25/2030		3	3
3.582% due 11/25/2034		1,604	1,548
5.020% due 01/25/2035		1,323	1,195
5.681% due 02/25/2033		58	57

Bear Stearns Alt-A Trust
2.652% due 05/25/2035		4,091	3,243
2.916% due 09/25/2035		2,491	1,817

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,000	1,057
5.471% due 01/12/2045		2,800	3,085
5.700% due 06/11/2050		9,400	10,225
5.703% due 06/11/2050		8,600	9,129

Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036		5,009	3,218
5.027% due 12/26/2046		2,899	1,934

Citigroup Mortgage Loan Trust, Inc.
2.670% due 12/25/2035		963	895
5.082% due 05/25/2035		3,869	3,505

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		3,000	3,185

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		4,900	5,250

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
0.366% due 05/25/2047		$3,787	$2,073

Countrywide Home Loan Mortgage Pass-Through Trust
2.789% due 02/20/2035		6,898	5,717
3.017% due 02/20/2036		1,200	945
3.094% due 11/25/2034		4,034	3,408
5.750% due 05/25/2033		26	27

Credit Suisse First Boston Mortgage Securities Corp.
4.832% due 06/25/2032		21	18

Credit Suisse Mortgage Capital Certificates
5.850% due 03/15/2039		900	981

European Loan Conduit
1.570% due 05/15/2019	EUR	967	1,288

Extended Stay America Trust
2.950% due 11/05/2027		$26,312	26,175

First Horizon Alternative Mortgage Securities
2.367% due 09/25/2035		128	91

First Horizon Asset Securities, Inc.
2.876% due 10/25/2035		8,191	6,927

First Nationwide Trust
6.750% due 08/21/2031		3	3

Granite Master Issuer PLC
0.286% due 12/20/2054		5,689	5,393
0.788% due 12/20/2054	GBP	5,874	8,944

Granite Mortgages PLC
1.015% due 09/20/2044		5,003	7,725
1.199% due 01/20/2044		962	1,487
1.634% due 09/20/2044	EUR	629	881
1.718% due 01/20/2044		634	884

Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046 (a)		$802	744
0.266% due 01/25/2047		777	731

Greenpoint Mortgage Pass-Through Certificates
2.922% due 10/25/2033		2,421	2,059

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		400	428
5.317% due 06/10/2036		915	983
5.444% due 03/10/2039		4,400	4,723

GS Mortgage Securities Corp. II
1.142% due 03/06/2020		6,771	6,698
5.396% due 08/10/2038		905	979

GSR Mortgage Loan Trust
2.790% due 09/25/2035		11,564	11,074
5.163% due 11/25/2035		4,080	3,880

Harborview Mortgage Loan Trust
0.376% due 01/19/2038		9,206	5,824
0.406% due 05/19/2035		860	574
2.775% due 07/19/2035		3,508	2,672

Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	6,300	9,172

Indymac ARM Trust
1.959% due 01/25/2032		$3	2

JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043		12,600	12,192
4.158% due 01/12/2039		5,639	5,844
5.336% due 05/15/2047		6,800	7,245
5.420% due 01/15/2049		20,956	22,483
5.882% due 02/15/2051		2,300	2,503

JPMorgan Mortgage Trust
2.938% due 08/25/2034		17,965	16,239
5.015% due 02/25/2035		2,026	2,016
5.750% due 01/25/2036		2,598	2,415

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	5,846

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Floating Trust
0.728% due 07/09/2021	$12,197	$11,724

Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036	3,336	2,455

MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035	603	519
1.191% due 10/25/2035	1,219	1,005
2.169% due 04/25/2035	14,827	13,371

Morgan Stanley Capital I
0.247% due 10/15/2020	1,078	1,052
5.610% due 04/15/2049	12,143	12,486
5.809% due 12/12/2049	600	659
6.074% due 06/11/2049	3,100	3,392

Morgan Stanley Re-REMIC Trust
5.992% due 08/12/2045	2,200	2,409

Prime Mortgage Trust
0.586% due 02/25/2019	49	48
0.586% due 02/25/2034	402	380

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	293	305

Sovereign Commercial Mortgage Securities Trust
5.938% due 07/22/2030	1,070	1,112

Structured Adjustable Rate Mortgage Loan Trust
5.389% due 07/25/2035	963	831

Structured Asset Mortgage Investments, Inc.
0.436% due 07/19/2035	5,395	5,001
0.846% due 09/19/2032	101	88

Structured Asset Securities Corp.
2.264% due 07/25/2032	9	8
2.679% due 02/25/2032	13	13

Suntrust Adjustable Rate Mortgage Loan Trust
5.823% due 02/25/2037	10,244	7,487

Thornburg Mortgage Securities Trust
0.296% due 11/25/2046	2,310	2,282

Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020	7,595	6,892
0.277% due 09/15/2021	13,713	13,230
5.308% due 11/15/2048	2,000	2,161

WaMu Mortgage Pass-Through Certificates
0.476% due 10/25/2045	918	757
1.478% due 11/25/2042	403	347
1.678% due 08/25/2042	1,041	911

Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036	4,633	4,156
4.909% due 01/25/2035	3,670	3,585
4.981% due 12/25/2034	2,536	2,419

Total Mortgage-Backed Securities (Cost $634,041)		638,277

ASSET-BACKED SECURITIES 3.1%

ACE Securities Corp.
0.236% due 12/25/2036	221	217

Amortizing Residential Collateral Trust
0.456% due 06/25/2032	193	163

Asset-Backed Funding Certificates
0.246% due 01/25/2037	24	24

Ballyrock CDO Ltd.
0.790% due 11/20/2015	1,894	1,867

Bear Stearns Asset-Backed Securities Trust
0.266% due 10/25/2036	356	344
0.276% due 06/25/2047	989	955

Citibank Omni Master Trust
2.287% due 05/16/2016	44,026	44,566

Credit-Based Asset Servicing & Securitization LLC
0.246% due 11/25/2036	378	302

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EMC Mortgage Loan Trust
0.556% due 05/25/2040		$353	$293

First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036		216	215

Fremont Home Loan Trust
0.246% due 01/25/2037		336	318

GSPA Monetization Trust
6.422% due 10/09/2029		16,594	16,368

Gulf Stream Compass CLO Ltd.
0.784% due 08/27/2015		2,025	1,996

Hillmark Funding
0.508% due 05/21/2021		24,100	22,467

HSBC Home Equity Loan Trust
0.476% due 01/20/2034		4,819	4,326

HSI Asset Securitization Corp. Trust
0.236% due 12/25/2036		45	44

JPMorgan Mortgage Acquisition Corp.
0.246% due 03/25/2047		2,225	1,867

Katonah Ltd.
0.700% due 05/18/2015		14,827	14,509

Long Beach Mortgage Loan Trust
0.746% due 10/25/2034		156	127

Marathon Financing BV
0.671% due 10/05/2026		6,875	6,700

Nelnet Student Loan Trust
0.306% due 12/22/2016		1,973	1,970

Penta CLO S.A.
1.934% due 06/04/2024	EUR	2,324	3,081

Plymouth Rock CLO Ltd.
1.761% due 02/16/2019		$20,574	20,560

Sagamore CLO Ltd.
0.818% due 10/15/2015		1,382	1,356

Securitized Asset-Backed Receivables LLC Trust
0.316% due 05/25/2037		2,915	1,908

Sherwood Castle Funding PLC
1.681% due 03/15/2016	EUR	12,000	16,783

SLM Student Loan Trust
1.731% due 12/15/2023		21,470	29,612
2.837% due 12/16/2019		$1,900	1,945
3.500% due 08/17/2043		5,213	5,226
4.500% due 11/16/2043		5,601	5,403
6.187% due 07/15/2042		48,411	46,093

Structured Asset Securities Corp.
0.236% due 10/25/2036		111	111
0.476% due 01/25/2033		54	48

Wind River CLO Ltd.
0.576% due 12/19/2016		13,615	13,144

Total Asset-Backed Securities (Cost $268,940)			264,908

SOVEREIGN ISSUES 5.6%

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	2,300	3,260

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	526	333
10.000% due 01/01/2017		5,200	3,022

Canada Government Bond
1.500% due 12/01/2012	CAD	8,000	8,304
1.750% due 03/01/2013		16,600	17,283
2.000% due 08/01/2013		16,300	17,041
2.000% due 12/01/2014		33,900	35,184
2.250% due 08/01/2014		6,300	6,603
2.500% due 09/01/2013		18,300	19,323

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 12/01/2015	CAD	2,400	$2,569
4.500% due 06/01/2015		4,900	5,538

Canada Housing Trust No. 1
2.750% due 12/15/2015	CAD	10,800	11,349
3.350% due 12/15/2020		5,400	5,571
3.950% due 12/15/2011		2,600	2,730
4.000% due 06/15/2012		12,400	13,183
4.550% due 12/15/2012		22,000	23,806
4.800% due 06/15/2012		9,900	10,603

Export-Import Bank of China
4.875% due 07/21/2015		$900	985

Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	15,100	12,358
4.000% due 01/29/2021		$5,500	5,087
4.125% due 09/09/2015		12,000	12,548
5.125% due 06/29/2020		3,600	3,659
5.875% due 01/14/2015		29,900	32,925
8.125% due 01/21/2014		5,000	5,739

Instituto de Credito Oficial
3.276% due 03/25/2014	EUR	13,500	19,466

Italy Buoni Poliennali Del Tesoro Inflation Linked Bond
2.100% due 09/15/2016 (e)		11,013	15,833
2.100% due 09/15/2021 (e)		13,958	18,943
2.350% due 09/15/2019 (e)		7,876	11,170

Korea Development Bank
8.000% due 01/23/2014		$3,000	3,416

Korea Finance Corp.
3.250% due 09/20/2016		2,400	2,369

Korea Housing Finance Corp.
4.125% due 12/15/2015		2,100	2,179

Mexico Government International Bond
6.000% due 06/18/2015	MXN	401,600	34,361
6.050% due 01/11/2040		$4,200	4,490

Panama Government International Bond
7.250% due 03/15/2015		1,600	1,893

Province of Ontario Canada
1.375% due 01/27/2014		11,500	11,572
1.875% due 09/15/2015		2,500	2,509
4.200% due 03/08/2018	CAD	1,100	1,209
4.200% due 06/02/2020		8,700	9,356
4.300% due 03/08/2017		3,600	4,005
4.400% due 06/02/2019		8,000	8,801
4.600% due 06/02/2039		3,900	4,206
4.700% due 06/02/2037		6,300	6,876
5.500% due 06/02/2018		2,300	2,710

Province of Quebec Canada
4.500% due 12/01/2016		300	336
4.500% due 12/01/2020		300	328

Republic of Germany Government Bond
3.250% due 07/04/2021	EUR	12,600	18,624

Russia Government International Bond
3.625% due 04/29/2015		$1,200	1,239

South Africa Government International Bond
5.875% due 05/30/2022		500	556

Spain Government Bond
4.650% due 07/30/2025	EUR	28,100	36,727
4.900% due 07/30/2040		2,900	3,618

Total Sovereign Issues (Cost $467,054)			485,795

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Citigroup, Inc.
6.15% due 12/15/2012		203,996	1,993

	SHARES	MARKET VALUE (000S)

DG Funding Trust
0.553% due 12/31/2049	1,239	$9,389

Total Preferred Securities (Cost $15,252)		11,382

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 31.8%

CERTIFICATES OF DEPOSIT 3.1%

Abbey National Treasury Services PLC
1.602% due 06/10/2013	$41,500	41,524

Banco Bradesco S.A.
1.955% due 01/24/2013	6,100	6,150

Banco Do Brasil S.A.
0.000% due 02/15/2012	39,700	39,967

Bank of Nova Scotia
0.576% due 10/18/2012	24,400	24,432

Industrial & Commercial Bank of China Ltd.
0.750% due 08/15/2011	18,500	18,500
0.750% due 08/18/2011	25,800	25,800

Intesa Sanpaolo SpA
2.375% due 12/21/2012	31,000	31,248

Itau Unibanco S.A.
0.000% due 07/11/2011	14,700	14,695
0.000% due 09/12/2011	17,800	17,760
0.000% due 12/12/2011	17,700	17,594
0.000% due 02/06/2012	27,500	27,262

		264,932

COMMERCIAL PAPER 0.9%

Erste Abwicklungsanstalt
0.356% due 01/11/2012	43,300	43,224

Kells Funding LLC
0.310% due 11/16/2011	3,000	2,997

Vodafone Group PLC
0.880% due 01/19/2012	36,200	36,105

		82,326

REPURCHASE AGREEMENTS 1.1%

Barclays Capital, Inc.
0.010% due 07/01/2011	90,000	90,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Irnflation Protected Securities 1.250% due 07/15/2020 valued at $91,400. Repurchase proceeds are $90,003.)

Morgan Stanley & Co., Inc.
0.010% due 07/01/2011	2,000	2,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 02/28/2013 valued at $2,047. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2011	4,800	4,800
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $4,900. Repurchase proceeds are $4,800.)

		96,800

SHORT-TERM NOTES 0.1%

Banco Santander Brasil S.A.
2.596% due 12/28/2011	10,200	10,117

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
0.026% due 08/04/2011 - 10/20/2011 (d)(g)(h)	$5,534	$5,534

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 26.5%
	228,960,326	2,293,954

Total Short-Term Instruments (Cost $2,752,115)		2,753,663

MARKET VALUE (000S)
PURCHASED OPTIONS (l) 0.0%
(Cost $474)	$630

Total Investments 109.8% (Cost $9,287,065)	$9,507,163

Written Options (m) (0.2%) (Premiums $29,402)	(20,256)

Other Assets and Liabilities (Net) (9.6%)	(827,849)

Net Assets 100.0%	$8,659,058

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Affiliated to the Portfolio.
(g)	Securities with an aggregate market value of $17,890 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $280 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.
(i)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $46,579 at a weighted average interest rate of -0.050%. On June 30, 2011, there were no open reverse repurchase agreements.
(j)	Securities with an aggregate market value of $34,934 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2012	238	$206
90-Day Euribor June Futures	Long	06/2012	238	152
90-Day Euribor March Futures	Long	03/2013	238	210
90-Day Euribor September Futures	Long	09/2012	238	189
90-Day Eurodollar December Futures	Long	12/2011	4,119	2,314
90-Day Eurodollar December Futures	Long	12/2012	2,793	(666)
90-Day Eurodollar December Futures	Long	12/2013	466	(218)
90-Day Eurodollar June Futures	Long	06/2012	16,062	12,877
90-Day Eurodollar June Futures	Long	06/2013	1,043	(663)
90-Day Eurodollar June Futures	Long	06/2014	149	(72)
90-Day Eurodollar March Futures	Long	03/2012	11,038	10,949
90-Day Eurodollar March Futures	Long	03/2013	4,107	(1,158)
90-Day Eurodollar March Futures	Long	03/2014	760	(411)
90-Day Eurodollar September Futures	Long	09/2011	3,923	188
90-Day Eurodollar September Futures	Long	09/2012	6,826	439
90-Day Eurodollar September Futures	Long	09/2013	886	(423)
Euro-Bobl September Futures	Long	09/2011	663	(211)
Euro-Bund 10-Year Bond September Futures	Long	09/2011	96	(91)
U.S. Treasury 2-Year Note September Futures	Long	09/2011	3,392	706
U.S. Treasury 10-Year Note September Futures	Short	09/2011	123	(163)

				$24,154

(k)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ArcelorMittal	CSFB	1.000%	06/20/2016	2.236%	$	3,500	$(196)	$(177)	$(19)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.816%		5,300	37	(94)	131
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	0.418%		3,900	30	0	30
Berkshire Hathaway Finance Corp.	GSC	1.000%	03/20/2015	0.816%		2,600	18	(46)	64
Berkshire Hathaway Finance Corp.	UBS	1.000%	03/20/2015	0.816%		2,600	18	(47)	65
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.938%		1,000	3	(14)	17
Brazil Government International Bond	BCLY	1.000%	09/20/2015	0.964%		2,300	4	(20)	24
Brazil Government International Bond	BCLY	1.000%	03/20/2016	1.043%		1,300	(2)	(9)	7
Brazil Government International Bond	BCLY	1.000%	06/20/2016	1.077%		21,600	(72)	(31)	(41)

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BOA	1.000%	09/20/2015	0.964%	$	700	$2	$(6)	$8
Brazil Government International Bond	CITI	1.000%	09/20/2015	0.964%		1,000	2	(16)	18
Brazil Government International Bond	CITI	1.000%	06/20/2016	1.077%		51,100	(171)	(156)	(15)
Brazil Government International Bond	CSFB	1.000%	06/20/2015	0.938%		8,200	22	(209)	231
Brazil Government International Bond	CSFB	1.000%	09/20/2015	0.964%		5,500	10	(69)	79
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.938%		6,600	18	(70)	88
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.077%		8,100	(28)	(20)	(8)
Brazil Government International Bond	GSC	1.000%	06/20/2015	0.938%		900	3	(12)	15
Brazil Government International Bond	HSBC	1.000%	09/20/2015	0.964%		3,300	6	(33)	39
Brazil Government International Bond	HSBC	1.000%	06/20/2016	1.077%		25,400	(85)	(37)	(48)
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.938%		10,900	29	(120)	149
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.964%		3,300	6	(34)	40
Brazil Government International Bond	MSC	1.000%	06/20/2015	0.938%		1,500	5	(14)	19
Brazil Government International Bond	UBS	1.000%	09/20/2015	0.964%		700	1	(7)	8
China Government International Bond	BCLY	1.000%	03/20/2016	0.783%		1,000	10	12	(2)
China Government International Bond	BNP	1.000%	03/20/2016	0.783%		500	5	6	(1)
China Government International Bond	CITI	1.000%	06/20/2016	0.813%		13,200	122	142	(20)
China Government International Bond	CSFB	1.000%	03/20/2015	0.654%		5,000	65	24	41
China Government International Bond	DUB	1.000%	06/20/2016	0.813%		6,900	64	76	(12)
China Government International Bond	DUB	1.000%	09/20/2016	0.840%		2,000	17	11	6
China Government International Bond	JPM	1.000%	06/20/2016	0.813%		5,500	51	59	(8)
China Government International Bond	JPM	1.000%	09/20/2016	0.840%		1,300	11	7	4
China Government International Bond	MSC	1.000%	09/20/2016	0.840%		1,300	10	6	4
China Government International Bond	RBS	1.000%	06/20/2016	0.813%		5,100	47	54	(7)
China Government International Bond	UBS	1.000%	09/20/2016	0.840%		700	6	4	2
Credit Agricole S.A.	BOA	1.000%	06/20/2016	2.717%	EUR	6,900	(761)	(725)	(36)
Dell, Inc.	GSC	1.000%	06/20/2018	1.121%	$	11,200	(82)	(188)	106
France Government Bond	BCLY	0.250%	03/20/2016	0.739%		2,200	(49)	(82)	33
France Government Bond	BOA	0.250%	03/20/2016	0.739%		11,600	(257)	(371)	114
France Government Bond	DUB	0.250%	03/20/2016	0.739%		1,100	(24)	(44)	20
France Government Bond	GSC	0.250%	12/20/2015	0.700%		1,000	(20)	(20)	0
France Government Bond	GSC	0.250%	03/20/2016	0.739%		21,500	(477)	(649)	172
France Government Bond	GSC	0.250%	06/20/2016	0.774%		21,200	(529)	(554)	25
France Government Bond	MSC	0.250%	03/20/2016	0.739%		700	(16)	(24)	8
France Government Bond	RBS	0.250%	12/20/2015	0.700%		2,100	(41)	(42)	1
France Government Bond	RBS	0.250%	03/20/2016	0.739%		50,600	(1,122)	(1,530)	408
France Government Bond	UBS	0.250%	09/20/2015	0.656%		5,000	(83)	(132)	49
France Government Bond	UBS	0.250%	03/20/2016	0.739%		3,000	(66)	(121)	55
General Electric Capital Corp.	BOA	5.000%	09/20/2011	0.339%		2,000	24	106	(82)
General Electric Capital Corp.	CITI	3.850%	03/20/2014	0.848%		5,000	410	0	410
General Electric Capital Corp.	DUB	1.500%	09/20/2011	0.342%		1,600	5	0	5
General Electric Capital Corp.	DUB	5.000%	09/20/2011	0.339%		2,800	34	152	(118)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.789%		11,100	1,098	0	1,098
General Electric Capital Corp.	MSC	1.000%	09/20/2011	0.339%		1,000	2	(15)	17
Indonesia Government International Bond	BOA	1.000%	06/20/2016	1.329%		18,800	(286)	(349)	63
Indonesia Government International Bond	BOA	1.000%	06/20/2021	1.820%		7,500	(496)	(539)	43
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.144%		1,100	(6)	(26)	20
Japan Government International Bond	BOA	1.000%	03/20/2016	0.832%		1,200	10	17	(7)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.792%		5,700	53	139	(86)
Japan Government International Bond	GSC	1.000%	06/20/2016	0.867%		9,400	63	96	(33)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.832%		2,500	20	22	(2)
Kazakhstan Government International Bond	CITI	1.000%	03/20/2016	1.504%		500	(11)	(14)	3
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	1.504%		500	(11)	(15)	4
Kazakhstan Government International Bond	HSBC	1.000%	03/20/2016	1.504%		500	(12)	(15)	3
Merrill Lynch & Co., Inc.	CITI	1.000%	09/20/2011	0.422%		1,700	3	(3)	6
MetLife, Inc.	BOA	1.000%	09/20/2015	1.308%		7,500	(91)	(492)	401
MetLife, Inc.	BOA	1.000%	12/20/2015	1.376%		18,100	(285)	(865)	580
MetLife, Inc.	CITI	1.000%	12/20/2015	1.376%		6,900	(109)	(251)	142
Mexico Government International Bond	BCLY	1.000%	03/20/2015	0.885%		5,500	24	(124)	148
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.943%		400	1	(6)	7
Mexico Government International Bond	CITI	1.000%	03/20/2015	0.885%		3,600	16	(83)	99
Mexico Government International Bond	CITI	1.000%	09/20/2015	0.943%		1,200	3	(18)	21
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.012%		16,600	(4)	(122)	118
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.042%		40,900	(70)	99	(169)
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.015%		1,200	(2)	0	(2)
Mexico Government International Bond	RBS	1.000%	09/20/2015	0.943%		5,400	14	(63)	77
Mexico Government International Bond	UBS	1.000%	09/20/2015	0.943%		600	2	(8)	10
Panama Government International Bond	JPM	0.730%	01/20/2012	0.353%		1,000	5	0	5
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	1.256%		9,000	(96)	(263)	167
Republic of Italy Government Bond	BCLY	1.000%	03/20/2016	1.661%		3,300	(95)	(128)	33
Republic of Italy Government Bond	DUB	1.000%	06/20/2016	1.688%		6,400	(201)	(165)	(36)
Republic of Italy Government Bond	GSC	1.000%	03/20/2016	1.661%		1,100	(31)	(42)	11
Republic of Italy Government Bond	GSC	1.000%	06/20/2016	1.688%		2,500	(78)	(49)	(29)
Spain Government International Bond	BOA	1.000%	03/20/2016	2.571%		1,200	(80)	(79)	(1)

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Spain Government International Bond	CITI	1.000%	06/20/2016	2.589%	$	8,200	$(575)	$(568)	$(7)
Spain Government International Bond	GSC	1.000%	03/20/2016	2.571%		1,100	(73)	(73)	0
U.S. Treasury Notes	BNP	0.250%	03/20/2016	0.484%	EUR	16,900	(252)	(238)	(14)
U.S. Treasury Notes	UBS	0.250%	09/20/2015	0.449%		26,600	(304)	(398)	94
United Kingdom Gilt	BOA	1.000%	06/20/2016	0.590%	$	8,900	177	182	(5)
United Kingdom Gilt	CITI	1.000%	06/20/2016	0.590%		10,900	218	189	29
United Kingdom Gilt	CSFB	1.000%	03/20/2016	0.563%		9,700	197	187	10
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.563%		2,200	44	42	2
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.534%		2,100	43	49	(6)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.451%		3,800	78	17	61
United Kingdom Gilt	MSC	1.000%	06/20/2016	0.590%		4,900	98	85	13
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.451%		16,700	341	65	276
United Kingdom Gilt	SOG	1.000%	06/20/2016	0.590%		3,500	69	60	9
United Kingdom Gilt	UBS	1.000%	06/20/2016	0.590%		4,700	94	81	13

							$(3,481)	$(8,745)	$5,264

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	$	2,600	$266	$259	$7
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015		66,000	7,555	8,422	(867)
CDX.EM-13 5-Year Index	CSFB	5.000%	06/20/2015		1,000	115	137	(22)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		19,100	2,186	2,313	(127)
CDX.EM-13 5-Year Index	GSC	5.000%	06/20/2015		400	46	50	(4)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015		29,200	3,342	3,487	(145)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		3,000	343	345	(2)
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015		11,000	1,259	1,288	(29)
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015		13,900	1,712	1,842	(130)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		7,200	886	977	(91)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015		23,100	2,845	3,119	(274)
CDX.EM-14 5-Year Index	CSFB	5.000%	12/20/2015		10,800	1,329	1,436	(107)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		10,200	1,256	1,260	(4)
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015		4,700	578	619	(41)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		1,000	123	132	(9)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015		4,900	603	637	(34)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015		1,900	234	263	(29)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016		2,500	332	339	(7)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012		14,155	46	0	46
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		4,815	16	0	16
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012		3,659	14	0	14
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016		13,500	239	(51)	290
CDX.HY-16 5-Year Index	BNP	5.000%	06/20/2016		31,100	551	659	(108)
CDX.IG-9 5-Year Index 15-30%	GSC	1.120%	12/20/2012		20,100	321	0	321
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012		4,600	73	0	73
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012		9,100	123	0	123
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012		35,590	386	0	386
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012		23,341	234	0	234
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		1,833	20	0	20
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		4,051	46	0	46
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		4,533	41	0	41
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013		5,690	44	0	44
CDX.IG-16 5-Year Index	BNP	1.000%	06/20/2016		176,800	714	612	102
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016		173,900	702	770	(68)
CDX.IG-16 5-Year Index	CSFB	1.000%	06/20/2016		43,000	174	206	(32)
CDX.IG-16 5-Year Index	DUB	1.000%	06/20/2016		13,600	55	65	(10)
CDX.IG-16 5-Year Index	MSC	1.000%	06/20/2016		8,900	36	43	(7)

						$28,845	$29,229	$(384)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	June 30, 2011	19

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	23,400	$(265)	$(422)	$157
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		2,100	5	0	5
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		1,300	3	0	3
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		3,200	9	0	9
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		3,100	19	5	14
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		20,700	131	20	111
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		16,200	98	27	71
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		35,200	213	51	162
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		8,600	92	39	53
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		20,700	191	88	103
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		16,300	57	0	57
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		12,300	48	0	48
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		44,000	174	(20)	194
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		1,900	18	9	9
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		20,800	461	0	461
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		5,700	41	11	30
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		24,000	786	(160)	946
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		22,600	740	(12)	752
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,200	80	8	72
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		4,100	274	17	257
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		18,300	64	1	63
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		12,900	30	(9)	39
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		75,300	305	20	285
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		81,200	328	47	281
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		79,800	263	124	139
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		32,100	106	0	106
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		19,300	82	(28)	110
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		6,100	(4)	7	(11)
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		6,800	(3)	7	(10)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		11,600	59	18	41
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		7,700	14	22	(8)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		5,600	38	14	24
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		60,500	500	192	308
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		87,500	735	(53)	788
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		36,100	372	169	203
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		31,700	242	69	173
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		35,400	321	123	198
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		52,900	631	80	551
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		29,500	(74)	(1)	(73)
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		6,500	14	29	(15)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		6,100	29	0	29
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		13,000	85	(3)	88
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		6,200	47	17	30
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		75,100	922	155	767
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		39,600	506	59	447
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		32,800	478	228	250
Pay	1-Year BRL-CDI	12.700%	01/02/2014	RBC		37,800	410	0	410
Pay	3-Month USD-LIBOR	1.250%	12/21/2014	BOA	$	52,700	(429)	(280)	(149)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA		34,700	(759)	(28)	(731)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		67,100	(1,467)	(308)	(1,159)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	DUB		15,200	(332)	292	(624)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HSBC		9,700	(213)	(41)	(172)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	JPM		19,900	(435)	(41)	(394)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		6,500	(143)	9	(152)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	UBS		12,100	(264)	(5)	(259)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY		5,700	(191)	128	(319)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BNP		33,100	(1,105)	869	(1,974)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		2,900	(97)	126	(223)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		10,500	(351)	381	(732)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CSFB		10,800	(361)	249	(610)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	DUB		31,400	(1,049)	(1,165)	116
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		12,900	(431)	359	(790)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HSBC		1,200	(40)	22	(62)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		58,900	(1,967)	(1,883)	(84)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC		19,400	(648)	173	(821)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBC		86,700	(2,895)	2,107	(5,002)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		25,500	(852)	595	(1,447)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		2,300	(77)	87	(164)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	BOA		3,100	95	88	7
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	CITI		17,200	531	210	321
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	DUB		6,200	191	(25)	216
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	MSC		14,700	454	197	257
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	BCLY	EUR	68,000	(21)	364	(385)
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	BOA		3,700	(1)	(60)	59

20	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Interest Rate Swaps (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	CSFB	EUR	12,900	$(4)	$(31)	$27
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	DUB		17,100	(5)	206	(211)
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	GSC		57,600	(17)	(644)	627
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	HSBC		54,600	(17)	529	(546)
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	MSC		50,700	(16)	(243)	227
Pay	6-Month EUR-EURIBOR	3.650%	09/21/2021	CITI		9,700	175	12	163
Pay	6-Month EUR-EURIBOR	3.650%	09/21/2021	MSC		21,900	395	108	287
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	30,400	21	(1)	22
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC		86,000	317	38	279

							$(2,333)	$3,342	$(5,675)

(l)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$ 120,200	$474	$630

(m)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	534	$161	$(118)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	534	171	(114)
Call - CBOT U.S. Treasury 5-Year Note September Futures	121.500	08/26/2011	122	28	(17)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	169	56	(71)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	169	78	(15)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	1,116	889	(844)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	1,598	996	(117)

				$2,379	$(1,296)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$	130,700	$647	$(599)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011		103,300	212	(81)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		118,600	677	(701)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012		240,400	481	(140)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		134,400	507	(402)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		81,000	682	(427)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		9,700	66	(51)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		76,500	454	(403)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		40,100	248	(211)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		354,000	2,787	(1,864)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		52,800	472	(202)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		93,700	1,025	(359)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		113,500	1,232	(434)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		8,800	91	(44)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		79,300	863	(303)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		135,300	1,372	(518)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		37,300	366	(186)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		210,500	1,861	(805)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		61,900	1,530	(863)
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.800%	09/12/2011		5,200	12	(10)
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.500%	09/12/2011		5,200	24	(19)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011		105,500	200	(164)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011		105,500	433	(245)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		20,600	517	(287)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		32,800	164	(197)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		32,800	201	(70)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.000%	08/24/2011		87,500	534	(296)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.750%	08/24/2011		87,500	437	(281)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		244,200	1,242	(1,470)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		244,200	1,242	(522)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		34,000	205	(1)

See Accompanying Notes	Semiannual Report	June 30, 2011	21

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	$	131,100	$681	$(789)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		131,100	826	(280)

								$22,291	$(13,224)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value

Put - OTC CDX.IG-15 5-Year Index	BCLY	Sell	1.200%	09/21/2011	$	3,000	$15	$(1)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011		13,500	29	(30)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011		13,500	55	(7)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.300%	09/21/2011		7,000	32	(9)

							$131	$(47)

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC Fannie Mae 4.500% due 08/01/2011	CSFB	$	102.531	08/04/2011	$	23,000	$72	$(78)
Call - OTC Fannie Mae 4.500% due 08/01/2041	CSFB		104.531	08/04/2011		23,000	57	(24)

							$129	$(102)

Straddle Options
Description	Counterparty	Exercise Level (5)	Expiration Date		Notional Amount	Premium (5)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$	51,900	$274	$(336)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		48,100	244	(312)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011		158,200	1,758	(2,564)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011		129,400	1,408	(2,121)

						$3,684	$(5,333)

(5)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$13,700	$116	$(37)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	32,900	293	(92)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	14,800	191	(45)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	4,900	37	(17)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	15,400	151	(63)

						$788	$(254)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2010	3,220	$2,572,000	EUR	2,000	$23,283
Sales	5,003	2,151,000		0	11,592
Closing Buys	(3,969)	(768,100)		(2,000)	(5,187)
Expirations	0	(5,900)		0	(24)
Exercised	(12)	(47,700)		0	(262)

Balance at 06/30/2011	4,242	$3,901,300	EUR	0	$29,402

(n)	Restricted securities as of June 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	06/09/2011	$4,032	$4,070	0.05%

(o)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	08/01/2041	$36,600	$39,627	$(39,499)
Fannie Mae	6.000%	08/01/2041	16,800	18,462	(18,425)

				$58,089	$(57,924)

22	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(p)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	35,864	07/2011	DUB	$0	$(975)	$(975)
Sell	BRL	220,223	08/2011	BCLY	0	(2,479)	(2,479)
Sell		326	08/2011	CITI	0	(8)	(8)
Buy		225,295	08/2011	HSBC	1,786	0	1,786
Sell		1,316	08/2011	HSBC	0	(38)	(38)
Sell		653	08/2011	MSC	0	(15)	(15)
Sell		2,776	08/2011	UBS	0	(67)	(67)
Buy		218,907	09/2011	BCLY	2,394	0	2,394
Buy		931	09/2011	BOA	88	0	88
Buy		930	09/2011	MSC	88	0	88
Sell	CAD	7,027	09/2011	BNP	0	(131)	(131)
Sell		6,406	09/2011	CITI	0	(156)	(156)
Buy		6,588	09/2011	DUB	130	0	130
Buy		2,691	09/2011	RBC	56	0	56
Sell		5,921	09/2011	RBC	0	(138)	(138)
Buy	CNY	22,116	11/2011	BCLY	23	(2)	21
Buy		30,198	11/2011	CITI	17	0	17
Buy		80,000	11/2011	HSBC	0	(39)	(39)
Buy		41,367	11/2011	JPM	0	(10)	(10)
Buy		15,011	11/2011	RBS	11	0	11
Buy		50,000	02/2012	BCLY	0	(32)	(32)
Buy		11,567	02/2012	HSBC	2	0	2
Buy		12,169	06/2012	CITI	5	0	5
Buy		16,635	06/2012	HSBC	4	0	4
Buy		14,076	06/2012	JPM	3	0	3
Buy		11,540	06/2012	RBS	6	0	6
Buy		94,680	02/2013	UBS	0	(30)	(30)
Sell	EUR	43,099	07/2011	BCLY	57	(1,271)	(1,214)
Sell		40,783	07/2011	BNP	1	(962)	(961)
Buy		8,853	07/2011	CITI	238	0	238
Sell		29,347	07/2011	CITI	18	(406)	(388)
Sell		131,000	07/2011	CSFB	0	(1,095)	(1,095)
Sell		6,000	07/2011	DUB	62	0	62
Sell		36,511	07/2011	HSBC	284	(39)	245
Sell		100,857	07/2011	JPM	0	(814)	(814)
Sell		10,946	07/2011	RBC	102	(72)	30
Buy		1,600	07/2011	RBS	53	0	53
Sell		101,472	07/2011	RBS	0	(1,017)	(1,017)
Sell		25,748	07/2011	UBS	50	(785)	(735)
Sell	GBP	19,679	09/2011	UBS	756	0	756
Buy	IDR	29,581,636	07/2011	BCLY	258	0	258
Buy		3,402,000	07/2011	BNP	37	0	37
Buy		63,012,100	07/2011	CITI	537	0	537
Buy		54,762,000	07/2011	HSBC	531	0	531
Sell		199,936,536	07/2011	HSBC	0	(185)	(185)
Buy		46,154,800	07/2011	JPM	181	0	181
Buy		3,024,000	07/2011	RBS	33	0	33
Buy		32,049,000	10/2011	DUB	240	0	240
Buy		67,658,000	10/2011	RBS	472	0	472
Buy		30,000,000	01/2012	CITI	100	0	100
Buy		56,173,390	01/2012	JPM	93	0	93
Buy		199,936,536	07/2012	HSBC	220	0	220
Buy	INR	902,000	08/2011	CITI	198	0	198
Buy		100,000	08/2011	DUB	79	0	79
Buy		135,495	08/2011	HSBC	101	0	101
Buy		451,435	11/2011	BCLY	117	0	117
Sell	JPY	1,050,487	07/2011	BCLY	0	(493)	(493)
Buy		357,044	07/2011	CITI	185	0	185
Buy		703,571	07/2011	JPM	341	0	341
Buy	KRW	30,597,860	08/2011	CITI	747	0	747
Buy		1,194,938	08/2011	GSC	57	0	57
Buy		23,000,000	08/2011	JPM	350	0	350
Buy		750,100	08/2011	MSC	34	0	34
Buy	KRW	941,000	08/2011	RBS	37	0	37
Buy		10,000,000	11/2011	GSC	146	0	146
Buy		27,405,224	11/2011	JPM	435	0	435
Buy	MXN	14,733	07/2011	CITI	47	0	47
Buy		11,554	07/2011	DUB	49	0	49
Buy		890,677	07/2011	HSBC	3,259	0	3,259
Sell		125,821	07/2011	HSBC	0	(63)	(63)
Buy		12,258	07/2011	MSC	47	0	47
Sell		816,864	07/2011	MSC	33	0	33
Buy		13,463	07/2011	UBS	50	0	50

See Accompanying Notes	Semiannual Report	June 30, 2011	23

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	175,954	11/2011	HSBC	$95	$0	$95
Buy		837,168	11/2011	MSC	12	(16)	(4)
Buy		20,291	11/2011	UBS	11	0	11
Buy	MYR	10,800	08/2011	BCLY	86	0	86
Buy		20,900	08/2011	CITI	156	0	156
Buy		6,007	08/2011	HSBC	40	0	40
Buy		3,500	08/2011	JPM	25	0	25
Buy	PHP	107,009	11/2011	BCLY	48	0	48
Buy		319,048	11/2011	CITI	76	(11)	65
Buy		44,050	11/2011	DUB	13	0	13
Buy		57,096	11/2011	GSC	13	0	13
Buy		127,260	11/2011	JPM	34	(8)	26
Buy		265,500	03/2012	CITI	0	(26)	(26)
Buy		60,000	03/2012	HSBC	0	(2)	(2)
Buy		942,164	03/2012	JPM	5	(62)	(57)
Buy		65,597	03/2012	MSC	0	(1)	(1)
Buy	RUB	69,528	07/2011	BCLY	56	0	56
Sell		69,528	07/2011	BCLY	5	0	5
Buy		69,528	07/2011	CITI	0	(5)	(5)
Sell		69,528	07/2011	CITI	39	0	39
Buy	SGD	2,300	09/2011	BCLY	74	0	74
Buy		4,500	09/2011	CITI	146	0	146
Buy		18,300	09/2011	DUB	152	0	152
Buy		8,626	09/2011	GSC	15	0	15
Buy		12,482	09/2011	JPM	235	0	235
Buy		13,100	09/2011	RBS	237	0	237
Buy		4,600	09/2011	UBS	0	0	0
Buy	TRY	39,467	07/2011	HSBC	0	(709)	(709)
Sell		45,034	07/2011	HSBC	0	(354)	(354)
Buy		5,567	07/2011	JPM	0	(186)	(186)
Buy		45,034	10/2011	HSBC	354	0	354
Buy	TWD	49,903	01/2012	BCLY	20	0	20
Buy		30,000	01/2012	GSC	14	0	14
Buy		30,000	01/2012	HSBC	14	0	14
Buy		30,000	01/2012	JPM	15	0	15
Sell	ZAR	5,366	07/2011	BCLY	9	0	9
Buy		2,785	07/2011	CITI	11	0	11
Sell		3,358	07/2011	CSFB	5	0	5
Buy		6,270	07/2011	HSBC	24	0	24
Sell		183,662	07/2011	HSBC	0	(614)	(614)
Buy		165,821	07/2011	JPM	203	0	203
Buy		19,524	07/2011	MSC	20	0	20
Sell		2,015	07/2011	MSC	3	0	3
Buy		8,362	09/2011	BCLY	124	0	124
Buy		4,559	09/2011	MSC	67	0	67
Buy		3,800	09/2011	UBS	56	0	56
Buy		183,662	10/2011	HSBC	606	0	606

					$18,366	$(13,316)	$5,050

24	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(q)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$26,238	$0	$26,238
Corporate Bonds & Notes
Banking & Finance	0	2,523,059	8,620	2,531,679
Industrials	0	658,467	0	658,467
Utilities	0	178,737	0	178,737
Convertible Bonds & Notes
Industrials	0	37,239	0	37,239
Municipal Bonds & Notes
California	0	116,399	0	116,399
Colorado	0	3,829	0	3,829
Connecticut	0	18,355	0	18,355
Florida	0	4,945	0	4,945
Illinois	0	12,203	0	12,203
Iowa	0	794	0	794
Nebraska	0	6,705	0	6,705
Nevada	0	4,473	0	4,473
New Jersey	0	47,467	0	47,467
New York	0	40,607	0	40,607
Ohio	0	10,159	0	10,159
Texas	0	32,515	0	32,515
U.S. Government Agencies	0	1,340,846	41	1,340,887
U.S. Treasury Obligations	0	280,810	0	280,810
Mortgage-Backed Securities	0	637,180	1,097	638,277
Asset-Backed Securities	0	219,373	45,535	264,908
Sovereign Issues	0	473,437	12,358	485,795
Preferred Securities
Banking & Finance	0	1,993	9,389	11,382

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Short-Term Instruments
Certificates of Deposit	$0	$264,932	$0	$264,932
Commercial Paper	0	82,326	0	82,326
Repurchase Agreements	0	96,800	0	96,800
Short-Term Notes	0	10,117	0	10,117
U.S. Treasury Bills	0	5,534	0	5,534
PIMCO Short-Term Floating NAV Portfolio	2,293,954	0	0	2,293,954
Purchased Options
Interest Rate Contracts	0	630	0	630
	$2,293,954	$7,136,169	$77,040	$9,507,163

Short Sales, at value	$0	$(57,924)	$0	$(57,924)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	7,841	0	7,841
Foreign Exchange Contracts	0	18,366	0	18,366
Interest Rate Contracts	28,230	11,452	0	39,682
	$28,230	$37,659	$0	$65,889

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(3,008)	0	(3,008)
Foreign Exchange Contracts	0	(13,316)	0	(13,316)
Interest Rate Contracts	(4,076)	(31,749)	(5,587)	(41,412)

	$(4,076)	$(48,073)	$(5,587)	$(57,736)

Totals	$2,318,108	$7,067,831	$71,453	$9,457,392

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,210	$7,751	$(2,200)	$(19)	$0	$(122)	$0	$0	$8,620	$(84)
Industrials	591	0	(220)	0	3	1	0	(375)	0	0
U.S. Government Agencies	42	0	(1)	0	0	0	0	0	41	41
Mortgage-Backed Securities	0	1,090	0	0	0	7	0	0	1,097	7
Asset-Backed Securities	43,801	29,308	(4,968)	45	28	(252)	0	(22,427)	45,535	16,188
Sovereign Issues	0	11,882	0	0	0	476	0	0	12,358	476
Preferred Securities
Banking & Finance	9,459	0	0	0	0	(70)	0	0	9,389	(69)
Short-Term Instruments
Short-Term Notes	9,942	0	0	126	0	48	0	(10,116)	0	0

	$67,045	$50,031	$(7,389)	$152	$31	$88	$0	$(32,918)	$77,040	$16,559

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(6,469)	$0	$0	$0	$0	$882	$0	$0	$(5,587)	$882

Totals	$60,576	$50,031	$(7,389)	$152	$31	$970	$0	$(32,918)	$71,453	$17,441

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	Semiannual Report	June 30, 2011	25

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

(r)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$630	$630
Variation margin receivable (2)	0	0	0	0	3,024	3,024
Unrealized appreciation on foreign currency contracts	0	0	0	18,366	0	18,366
Unrealized appreciation on swap agreements	0	7,841	0	0	11,452	19,293

	$0	$7,841	$0	$18,366	$15,106	$41,313

Liabilities:
Written options outstanding	$0	$47	$0	$0	$20,209	$20,256
Variation margin payable (2)	0	0	0	0	1,522	1,522
Unrealized depreciation on foreign currency contracts	0	0	0	13,316	0	13,316
Unrealized depreciation on swap agreements	0	2,961	0	0	17,127	20,088

	$0	$3,008	$0	$13,316	$38,858	$55,182

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$23,826	$0	$24	$2,971	$26,821
Net realized gain on foreign currency transactions	0	0	0	21,927	0	21,927

	$0	$23,826	$0	$21,951	$2,971	$48,748

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$156	$156
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	(11,863)	0	0	33,509	21,646
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(12,196)	0	(12,196)

	$0	$(11,863)	$0	$(12,196)	$33,665	$9,606

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $24,154 as reported in the Notes to Schedule of Investments.

(s)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$8,438	$(8,820)	$(382)
BNP	(398)	590	192
BOA	(3,277)	4,092	815
CITI	2,103	(1,290)	813
CSFB	419	(1,730)	(1,311)
DUB	2,653	(2,970)	(317)
GSC	(1,104)	1,150	46
HSBC	10,761	(9,390)	1,371
JPM	(1,007)	1,301	294
MLP	1,997	(2,090)	(93)
MSC	(3,032)	2,831	(201)
RBC	(1,805)	1,980	175
RBS	(6,617)	5,516	(1,101)
SOG	410	(410)	0
UBS	210	(570)	(360)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

26	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  ORGANIZATION

The PIMCO Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are

Semiannual Report	June 30, 2011	27

Notes to Financial Statements (Cont.)

not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of

28	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statement of Assets and Liabilities.

(f) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Semiannual Report	June 30, 2011	29

Notes to Financial Statements (Cont.)

(g) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended June 30, 2011 are disclosed in the Notes to the Schedule of Investments.

(h) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(i) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(j) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(k) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option.

30	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. For a Portfolio with income linked to inflation, writing inflation-capped options provides additional income and hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future. The Portfolio may enter into credit default swaption agreements to earn income on the premiums or to hedge exposure to the credit risk of an investment without making a commitment to the underlying contract.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

Options on Securities  The Portfolio may enter into options on securities (“Equity Option”). An Equity Option uses a specified equity security as the underlying for the option contract. The Portfolio may write or purchase options for income purposes or to hedge an existing position or future investment.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A short straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The short straddle profits when the underlying security price has little volatility before the expiration date. A long straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The long straddle profits when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to

Semiannual Report	June 30, 2011	31

Notes to Financial Statements (Cont.)

deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk

32	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was

placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person,

Semiannual Report	June 30, 2011	33

Notes to Financial Statements (Cont.)

$500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2011, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$73,628	$2,259

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation	Market Value 06/30/2011	Dividend Income
$1,967,786	$1,376,858	$(1,051,400)	$74	$636	$2,293,954	$3,758

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$13,883,958	$15,829,217	$1,850,032	$348,304

34	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,253	$25,088	8,789	$100,305
Administrative Class	86,346	964,609	236,850	2,659,174
Advisor Class	25,972	290,319	37,928	428,938

Issued as reinvestment of distributions
Institutional Class	293	3,274	1,389	15,471
Administrative Class	8,225	92,014	33,577	374,028
Advisor Class	729	8,161	2,227	24,785

Cost of shares redeemed
Institutional Class	(5,648)	(63,046)	(8,872)	(98,978)
Administrative Class	(75,343)	(840,498)	(129,418)	(1,456,314)
Advisor Class	(3,826)	(42,661)	(8,087)	(91,444)
Net increase resulting from Portfolio share transactions	39,001	$437,260	174,383	$1,955,965

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Institutional Class	5	94
Administrative Class	6	59
Advisor Class	5	72

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$269,678	$ (49,580)	$220,098

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2011	35

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	INR	Indian Rupee	RUB	Russian Ruble
BRL	Brazilian Real	JPY	Japanese Yen	SGD	Singapore Dollar
CAD	Canadian Dollar	KRW	South Korean Won	TRY	Turkish New Lira
CNY	Chinese Renminbi	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD	United States Dollar
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand
IDR	Indonesian Rupiah

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.HY	Credit Derivatives Index - High Yield

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	GTD	Guaranteed	PSF	Public School Fund
FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds	CLO	Collateralized Loan Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate

36	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS73_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Total Return Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk short sale risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2011

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	35.9%
Short-Term Instruments	28.5%
U.S. Government Agencies	14.1%
Mortgage-Backed Securities	6.7%
Sovereign Issues	5.1%
Other	9.7%
‡	% of Total Investments as of 06/30/11

Average Annual Total Return for the period ended June 30, 2011
	6 Months*	1 Year	5 Years	Class Inception (02/28/2006)
PIMCO Total Return Portfolio Advisor Class	2.85%	5.36%	8.52%	7.68%
Barclays Capital U.S. Aggregate Index±	2.72%	3.90%	6.52%	5.89%

All Portfolio returns are net of fees and expenses

* Cumulative return

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.70% for Advisor Class shares.

± Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/11)	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$1,028.49	$1,021.08
Expenses Paid During Period†	$3.77	$3.76
Net Annualized Expense Ratio	0.75%	0.75%

† Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	An underweight to U.S. duration (or sensitivity to changes in market interest rates) detracted from returns as the ten-year U.S. Treasury yield fell during the reporting period.

»	Holdings of money market futures added to performance as most money market futures contracts increased in price during the reporting period.

»	An underweight to Agency mortgage-backed securities for most of the period detracted from returns as this sector outperformed like-duration U.S. Treasuries during the reporting period.

»

A modest underweight to the investment grade corporate sector, with an allocation to credit default swaps on a basket of credit entities, was slightly negative for performance as the sector outperformed like-duration U.S. Treasuries; however, a focus on financials, a subsector within the investment grade corporate sector, was positive for performance as financials outperformed the overall investment grade corporate market.

»	Modest exposure to high yield bonds added to performance as the Barclays Capital U.S. Corporate High Yield Index outperformed like-duration U.S. Treasuries during the reporting period.

»	Modest exposure to emerging markets external debt added to performance as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»

Exposure to Build America Bonds added to returns as the Barclays Capital Build America Bond Index outperformed like-duration U.S. Treasuries and the Barclays Capital U.S. Long Investment Grade Corporate Index.

»	Exposure to a basket of currencies, with an emphasis on emerging market currencies, added to performance as these currencies appreciated relative to the U.S. dollar during the reporting period.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2011+		12/31/2010	12/31/2009	12/31/2008	12/31/2007	02/28/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$11.08		$10.82	$10.31	$10.49	$10.12	$10.24
Net investment income (a)	0.11		0.23	0.46	0.45	0.48	0.38
Net realized/unrealized gain (loss) on investments	0.20		0.63	0.95	0.03	0.37	(0.08)
Total income from investment operations	0.31		0.86	1.41	0.48	0.85	0.30
Dividends from net investment income	(0.13)		(0.26)	(0.56)	(0.46)	(0.48)	(0.37)
Distributions from net realized capital gains	0.00		(0.34)	(0.34)	(0.20)	0.00	(0.05)
Total distributions	(0.13)		(0.60)	(0.90)	(0.66)	(0.48)	(0.42)
Net asset value end of year or period	$11.26		$11.08	$10.82	$10.31	$10.49	$10.12
Total return	2.85%		8.00%	13.92%	4.69%	8.63%	3.09%
Net assets end of year or period (000s)	$832,409		$565,521	$205,452	$74,821	$32,679	$18,811
Ratio of expenses to average net assets	0.75	%*	0.75%	0.84%	0.97%	0.93%	0.77%*
Ratio of expenses to average net assets excluding interest expense	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%*
Ratio of net investment income to average net assets	2.06	%*	2.00%	4.29%	4.27%	4.69%	4.49%*
Portfolio turnover rate	226	%**	484%**	381%	355%	298%	303%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$7,116,409
Investments in Affiliates, at value	2,293,954
Repurchase agreements, at value	96,800
Cash	2,294
Foreign currency, at value	4,945
Receivable for investments sold	246,061
Receivable for Portfolio shares sold	8,856
Interest and dividends receivable	53,285
Dividends receivable from Affiliates	577
Variation margin receivable	3,024
Swap premiums paid	40,347
Unrealized appreciation on foreign currency contracts	18,366
Unrealized appreciation on swap agreements	19,293
9,904,211

Liabilities:
Payable for investments purchased	$1,041,795
Payable for investments in Affiliates purchased	576
Payable for Portfolio shares redeemed	31,111
Payable for short sales	57,924
Written options outstanding	20,256
Deposits from counterparty	37,540
Accrued related party fees	4,487
Variation margin payable	1,522
Swap premiums received	16,521
Unrealized depreciation on foreign currency contracts	13,316
Unrealized depreciation on swap agreements	20,088
Other liabilities	17
1,245,153

Net Assets	$8,659,058

Net Assets Consist of:
Paid in capital	$8,196,239
Undistributed net investment income	58,327
Accumulated undistributed net realized gain	146,456
Net unrealized appreciation	258,036
$8,659,058

Net Assets:
Institutional Class	$229,238
Administrative Class	7,597,411
Advisor Class	832,409

Shares Issued and Outstanding:
Institutional Class	20,362
Administrative Class	674,826
Advisor Class	73,937

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.26
Administrative Class	11.26
Advisor Class	11.26

Cost of Investments	$6,896,625
Cost of Investments in Affiliates	$2,293,640
Cost of Repurchase Agreements	$96,800
Cost of Foreign Currency Held	$4,909
Proceeds Received on Short Sales	$58,088
Premiums Received on Written Options	$29,402

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2011

Investment Income:
Interest	$111,135
Dividends	123
Dividends from Affiliate investments	3,758
Miscellaneous income	1
Total Income	115,017

Expenses:
Investment advisory fees	10,165
Supervisory and administrative fees	10,165
Servicing fees – Administrative Class	5,417
Distribution and/or servicing fees – Advisor Class	835
Trustees' fees	65
Interest expense	73
Total Expenses	26,720

Net Investment Income	88,297

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(6,286)
Net realized gain on Affiliate investments	74
Net realized gain on futures contracts, written options and swaps	26,821
Net realized gain on foreign currency transactions	20,871
Net change in unrealized appreciation on investments	98,946
Net change in unrealized appreciation on Affiliate investments	636
Net change in unrealized appreciation on futures contracts, written options and swaps	21,646
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(12,112)
Net Gain	150,596

Net Increase in Net Assets Resulting from Operations	$238,893

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statements of Changes in Net Assets PIMCO Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

Increase in Net Assets from:

Operations:
Net investment income	$88,297	$151,193
Net realized gain	41,406	302,285
Net realized gain on Affiliate investments	74	710
Net change in unrealized appreciation	108,480	79,316
Net change in unrealized appreciation (depreciation) on Affiliate investments	636	(13)
Net increase resulting from operations	238,893	533,491

Distributions to Shareholders:
From net investment income
Institutional Class	(3,274)	(6,743)
Administrative Class	(92,015)	(159,949)
Advisor Class	(8,161)	(8,593)
From net realized capital gains
Institutional Class	0	(8,728)
Administrative Class	0	(214,082)
Advisor Class	0	(16,192)

Total Distributions	(103,450)	(414,287)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	437,260	1,955,965

Total Increase in Net Assets	572,703	2,075,169

Net Assets:
Beginning of period	8,086,355	6,011,186
End of period*	$8,659,058	$8,086,355

*Including undistributed net investment income of:	$58,327	$73,480

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Total Return Portfolio

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%

AGFS Funding Co.
5.500% due 05/10/2017		$15,700	$15,424

Ford Motor Co.
2.940% due 12/15/2013		1,444	1,445

Petroleum Export Ltd.
3.246% due 12/07/2012		6,508	6,469

Texas Competitive Electric Holdings Co. LLC
4.690% due 10/10/2017		1,799	1,407
4.768% due 10/10/2017		1,909	1,493

Total Bank Loan Obligations (Cost $27,082)			26,238

CORPORATE BONDS & NOTES 38.9%

BANKING & FINANCE 29.2%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,800	6,252

Ally Financial, Inc.
3.466% due 02/11/2014		6,100	5,999
3.646% due 06/20/2014		500	489
4.500% due 02/11/2014		500	501
6.000% due 12/15/2011		20,256	20,560
6.000% due 05/23/2012		4,500	4,612
6.250% due 12/01/2017		12,200	12,157
6.625% due 05/15/2012		17,200	17,608
6.875% due 09/15/2011		51,456	51,906
6.875% due 08/28/2012		5,700	5,914
7.000% due 02/01/2012		2,500	2,554
7.500% due 09/15/2020		900	945
8.300% due 02/12/2015		11,100	12,432

American Express Bank FSB
0.340% due 06/12/2012		500	499
6.000% due 09/13/2017		3,900	4,402

American Express Centurion Bank
5.550% due 10/17/2012		9,840	10,390
6.000% due 09/13/2017		3,900	4,402

American Express Co.
7.000% due 03/19/2018		200	236

American Express Credit Corp.
5.875% due 05/02/2013		700	754

American General Institutional Capital A
7.570% due 12/01/2045		10,000	10,450

American International Group, Inc.
0.386% due 10/18/2011		100	100
4.900% due 06/02/2014	CAD	6,000	6,294
4.950% due 03/20/2012		$1,800	1,835
5.050% due 10/01/2015		12,500	13,054
5.450% due 05/18/2017		1,100	1,151
5.600% due 10/18/2016		6,100	6,389
5.850% due 01/16/2018		31,900	33,454
6.250% due 03/15/2037		2,100	1,921
6.400% due 12/15/2020		3,400	3,664
8.000% due 05/22/2068	EUR	12,900	18,754
8.175% due 05/15/2068		$3,000	3,289
8.250% due 08/15/2018		12,600	14,472

ANZ National International Ltd.
6.200% due 07/19/2013		7,400	8,067

Australia & New Zealand Banking Group Ltd.
1.118% due 05/08/2013		16,400	16,447
2.125% due 01/10/2014		1,400	1,412

Banco do Brasil S.A.
3.007% due 07/02/2014		7,600	7,582

Banco Santander Brasil S.A.
2.346% due 03/18/2014		1,000	1,006
4.250% due 01/14/2016		1,800	1,813
4.500% due 04/06/2015		13,100	13,394

Banco Santander Chile
1.524% due 04/20/2012		11,600	11,612

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of America Corp.
0.591% due 08/15/2016		$2,800	$2,607
1.693% due 01/30/2014		30,400	30,493
6.000% due 09/01/2017		7,000	7,538
6.500% due 08/01/2016		32,700	36,491

Bank of America N.A.
6.000% due 10/15/2036		2,100	2,030

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		2,100	2,125

Bank of Montreal
2.850% due 06/09/2015		4,700	4,872

Bank of Nova Scotia
1.650% due 10/29/2015		5,200	5,114

Banque PSA Finance
2.146% due 04/04/2014		12,100	12,087

Barclays Bank PLC
5.450% due 09/12/2012		40,000	42,152
6.000% due 01/23/2018	EUR	15,000	21,583
6.050% due 12/04/2017		$1,800	1,907
10.179% due 06/12/2021		2,080	2,620

BBVA Bancomer S.A.
4.500% due 03/10/2016		3,200	3,272
6.500% due 03/10/2021		6,400	6,560

BBVA U.S. Senior S.A.U
2.386% due 05/16/2014		39,700	39,487

Bear Stearns Cos. LLC
6.400% due 10/02/2017		27,900	31,855

BNP Paribas S.A.
0.693% due 04/08/2013		7,100	7,052
1.190% due 01/10/2014		21,100	20,960
5.186% due 06/29/2049		15,600	14,438

BPCE S.A.
2.375% due 10/04/2013		2,100	2,135

BRFkredit A/S
0.528% due 04/15/2013		21,800	21,819

C10 Capital SPV Ltd.
6.722% due 12/29/2049		4,300	3,225

CIT Group, Inc.
5.250% due 04/01/2014		2,200	2,200
7.000% due 05/01/2014		3,123	3,166

Citigroup Capital XXI
8.300% due 12/21/2077		19,500	19,987

Citigroup, Inc.
0.370% due 03/16/2012		3,626	3,620
0.522% due 06/09/2016		13,100	12,056
1.111% due 02/15/2013		13,600	13,553
1.733% due 01/13/2014		13,400	13,496
2.262% due 08/13/2013		5,900	6,014
5.300% due 10/17/2012		2,200	2,309
5.365% due 03/06/2036 (n)	CAD	4,700	4,070
5.500% due 08/27/2012		$5,500	5,766
5.500% due 04/11/2013		40,900	43,434
5.625% due 08/27/2012		4,400	4,597
5.850% due 07/02/2013		1,400	1,501
6.000% due 02/21/2012		3,789	3,914
6.125% due 05/15/2018		3,000	3,307
6.125% due 08/25/2036		10,300	9,930
8.500% due 05/22/2019		2,100	2,606

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	15,700	22,843
11.000% due 06/29/2049		$975	1,248

Countrywide Financial Corp.
5.800% due 06/07/2012		10,300	10,747

Credit Agricole Home Loan SFH
1.024% due 07/21/2014		31,000	31,038

Credit Agricole S.A.
1.724% due 01/21/2014		26,400	26,784

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse
2.200% due 01/14/2014		$4,800	$4,864

DBS Bank Ltd.
0.481% due 05/16/2017		1,000	990

Deutsche Bank AG
6.000% due 09/01/2017		24,100	26,909

Dexia Credit Local
0.652% due 03/05/2013		48,000	47,888

Dexia Credit Local S.A.
0.753% due 04/29/2014		21,700	21,634
0.896% due 09/23/2011		15,200	15,216

FCE Bank PLC
7.125% due 01/16/2012	EUR	5,100	7,555
7.125% due 01/15/2013		700	1,053

FIH Erhvervsbank A/S
0.620% due 06/13/2013		$76,000	75,998

Ford Motor Credit Co. LLC
3.033% due 01/13/2012		21,285	21,339
7.000% due 10/01/2013		500	535
7.000% due 04/15/2015		500	541
7.250% due 10/25/2011		32,000	32,483
7.500% due 08/01/2012		17,800	18,643
7.800% due 06/01/2012		12,200	12,761
8.000% due 12/15/2016		500	563

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	7,900	11,569

General Electric Capital Corp.
5.500% due 09/15/2067		24,100	32,852
5.875% due 01/14/2038		$8,100	8,221
6.375% due 11/15/2067		14,800	15,226

Goldman Sachs Group, Inc.
1.695% due 02/04/2013	EUR	45,500	65,463
1.784% due 05/23/2016		3,600	4,948
5.950% due 01/18/2018		$17,300	18,663
6.250% due 09/01/2017		14,900	16,453
6.750% due 10/01/2037		3,300	3,310

Hartford Financial Services Group, Inc.
8.125% due 06/15/2068		3,200	3,472

HSBC Bank PLC
2.000% due 01/19/2014		2,900	2,917

HSBC Finance Corp.
1.787% due 04/05/2013	EUR	4,300	6,174
6.676% due 01/15/2021		$22,500	23,111

HSBC Holdings PLC
6.500% due 05/02/2036		6,400	6,605
6.500% due 09/15/2037		2,900	3,002

ING Bank NV
1.046% due 03/30/2012		57,400	57,635
1.652% due 06/09/2014		7,200	7,229
2.000% due 10/18/2013		2,700	2,692
2.650% due 01/14/2013		1,300	1,318

International Lease Finance Corp.
0.634% due 07/01/2011		1,200	1,200
1.795% due 08/15/2011	EUR	25,000	36,413
4.750% due 01/13/2012		$1,900	1,931
5.000% due 09/15/2012		2,600	2,646
5.250% due 01/10/2013		2,680	2,737
5.400% due 02/15/2012		16,152	16,435
5.750% due 05/15/2016		1,900	1,872
5.875% due 05/01/2013		1,000	1,029
6.375% due 03/25/2013		2,580	2,670
6.750% due 09/01/2016		4,500	4,815

Intesa Sanpaolo SpA
2.658% due 02/24/2014		11,600	11,580

IPIC GMTN Ltd.
5.000% due 11/15/2020		4,700	4,676

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase & Co.
0.997% due 05/02/2014		$75,100	$75,185
1.776% due 09/26/2013	EUR	900	1,294
6.000% due 01/15/2018		$3,900	4,341

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	12,233

JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,200	1,207

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		2,400	2,426

KeyBank N.A.
1.559% due 11/21/2011	EUR	400	578

LBG Capital No.1 PLC
7.588% due 05/12/2020	GBP	100	148
7.869% due 08/25/2020		200	295
7.875% due 11/01/2020		$4,800	4,536
8.000% due 12/29/2049		6,000	5,430
8.500% due 12/29/2049		1,100	1,038

Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		4,800	1,260
5.125% due 06/27/2014 (a)	EUR	950	334
5.625% due 01/24/2013 (a)		$3,800	1,026
6.875% due 05/02/2018 (a)		3,200	876

Lloyds TSB Bank PLC
2.624% due 01/24/2014		6,300	6,392
4.875% due 01/21/2016		6,200	6,345
5.800% due 01/13/2020		21,500	21,554
12.000% due 12/29/2049		32,700	35,587

Macquarie Group Ltd.
7.300% due 08/01/2014		22,075	24,717

Merrill Lynch & Co., Inc.
6.150% due 04/25/2013		10,000	10,740
6.875% due 04/25/2018		17,800	19,712

MetLife Institutional Funding II
1.201% due 04/04/2014		10,800	10,832

MetLife, Inc.
6.400% due 12/15/2066		1,700	1,666

Metropolitan Life Global Funding I
0.683% due 07/13/2011		34,700	34,704
5.125% due 11/09/2011		8,200	8,335

Morgan Stanley
1.253% due 04/29/2013		10,100	10,087
2.761% due 05/14/2013		26,600	27,326
5.950% due 12/28/2017		10,600	11,404
7.300% due 05/13/2019		1,200	1,362

MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	700	1,084

National Australia Bank Ltd.
1.010% due 04/11/2014		$44,500	44,488
5.350% due 06/12/2013		6,100	6,545

Nationwide Building Society
6.250% due 02/25/2020		9,300	9,682

Nomura Europe Finance NV
0.451% due 07/05/2011		19,500	19,500

Nordea Bank AB
2.125% due 01/14/2014		2,300	2,317

Nordea Eiendomskreditt A/S
0.714% due 04/07/2014		20,100	20,100

Pacific LifeCorp
6.000% due 02/10/2020		2,200	2,362

Principal Life Income Funding Trusts
5.300% due 04/24/2013		5,200	5,594

Qatari Diar Finance QSC
5.000% due 07/21/2020		5,800	5,974

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RCI Banque S.A.
2.155% due 04/11/2014		$41,600	$41,712

Resona Bank Ltd.
5.850% due 09/29/2049		1,200	1,198

Royal Bank of Scotland Group PLC
0.561% due 10/14/2016		500	444
0.986% due 09/29/2015		200	175
0.990% due 04/11/2016		100	90
2.211% due 01/28/2016	EUR	200	257
3.950% due 09/21/2015		$3,200	3,217
6.990% due 10/29/2049 (a)		12,000	10,860
7.648% due 08/29/2049		1,500	1,358

Santander U.S. Debt S.A. Unipersonal
1.046% due 03/30/2012		42,900	42,913

Santander UK PLC
1.530% due 10/10/2017	EUR	28,700	38,823

Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$2,400	2,499
5.499% due 07/07/2015		13,100	13,902

SLM Corp.
0.504% due 10/25/2011		200	199
0.574% due 01/27/2014		1,650	1,566
1.670% due 11/15/2011	EUR	1,000	1,438
1.801% due 06/17/2013		200	281
3.125% due 09/17/2012		5,200	7,468
4.875% due 12/17/2012	GBP	2,800	4,472
5.000% due 10/01/2013		$3,900	4,057
5.000% due 04/15/2015		5,000	5,027
5.125% due 08/27/2012		5,780	5,932
5.375% due 05/15/2014		500	521
6.250% due 01/25/2016		1,900	1,972
8.000% due 03/25/2020		3,600	3,870
8.450% due 06/15/2018		10,600	11,645

Societe Generale S.A.
0.461% due 08/16/2016		800	769
0.484% due 10/20/2016		12,500	12,047
1.326% due 04/11/2014		2,700	2,677

Springleaf Finance Corp.
0.497% due 12/15/2011		8,700	8,589
3.250% due 01/16/2013	EUR	2,000	2,753
4.125% due 11/29/2013		10,000	13,577

SSIF Nevada LP
0.981% due 04/14/2014		$68,400	68,457

State Bank of India
4.500% due 07/27/2015		6,000	6,161

State Street Capital Trust III
5.237% due 01/29/2049		6,800	6,807

State Street Capital Trust IV
1.247% due 06/01/2077		1,000	815

SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		8,592	8,733

Stone Street Trust
5.902% due 12/15/2015		9,500	9,963

Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		1,100	1,107

Temasek Financial I Ltd.
4.300% due 10/25/2019		4,600	4,753

Turkiye Garanti Bankasi A/S
2.774% due 04/20/2016		3,100	3,092

UBS AG
1.273% due 01/28/2014		1,900	1,910
1.358% due 02/23/2012		8,500	8,555
5.750% due 04/25/2018		4,600	4,992
5.875% due 12/20/2017		4,700	5,160

UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	330

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

USB Capital IX
3.500% due 10/29/2049		$900	$745

Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		2,600	2,658

Wachovia Corp.
0.408% due 10/15/2011		8,100	8,105
1.570% due 02/13/2014	EUR	5,200	7,397
5.500% due 05/01/2013		$8,300	8,928
5.750% due 02/01/2018		16,900	18,704

Wells Fargo & Co.
1.485% due 08/01/2011	EUR	400	580
5.220% due 05/10/2012	AUD	35,470	37,808

Westpac Banking Corp.
0.756% due 07/16/2014		$3,000	3,015
0.976% due 03/31/2014		22,200	22,242
3.585% due 08/14/2014		4,900	5,220

ZFS Finance USA Trust IV
5.875% due 05/09/2062		1,285	1,302

			2,531,679

INDUSTRIALS 7.6%

Altria Group, Inc.
7.750% due 02/06/2014		8,680	9,941
9.700% due 11/10/2018		6,400	8,418

Amgen, Inc.
6.150% due 06/01/2018		1,200	1,392

Anheuser-Busch InBev Worldwide, Inc.
0.824% due 01/27/2014		40,400	40,576
4.125% due 01/15/2015		21,500	23,133
5.375% due 01/15/2020		21,500	23,711

AstraZeneca PLC
5.900% due 09/15/2017		2,500	2,916

Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,731

Cemex S.A.B. de C.V.
9.000% due 01/11/2018		16,000	16,360

Coca-Cola Enterprises, Inc.
1.125% due 11/12/2013		16,300	16,290

Codelco, Inc.
6.150% due 10/24/2036		700	763

Comcast Corp.
5.875% due 02/15/2018		1,700	1,908
6.450% due 03/15/2037		1,700	1,824

CSN Islands XI Corp.
6.875% due 09/21/2019		3,000	3,289

CSN Resources S.A.
6.500% due 07/21/2020		20,600	21,990

CW Media Holdings, Inc.
13.500% due 08/15/2015 (c)		15,722	16,980

Dolphin Energy Ltd.
5.888% due 06/15/2019		2,651	2,875

Dow Chemical Co.
4.850% due 08/15/2012		12,100	12,640
6.000% due 10/01/2012		5,090	5,398

Ecopetrol S.A.
7.625% due 07/23/2019		4,600	5,532

El Paso Corp.
7.800% due 08/01/2031		900	1,055
7.875% due 06/15/2012		3,900	4,124
9.625% due 05/15/2012		800	849

ENN Energy Holdings Ltd.
6.000% due 05/13/2021		1,400	1,377

Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		1,900	1,991
6.212% due 11/22/2016		1,200	1,299

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.343% due 04/11/2013		$1,700	$1,861
8.146% due 04/11/2018		6,700	7,914

Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		724	798

Gazprom OAO Via Royal Bank of Scotland AG
9.625% due 03/01/2013		1,500	1,681

General Mills, Inc.
6.470% due 10/15/2022		61,750	65,261

Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,900	2,118

Gerdau Trade, Inc.
5.750% due 01/30/2021		5,100	5,208

GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,400	1,575

HCA, Inc.
7.875% due 02/15/2020		10,600	11,554

Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		3,600	3,844

International Business Machines Corp.
5.700% due 09/14/2017		2,400	2,792

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		24,000	26,764

Kraft Foods, Inc.
2.625% due 05/08/2013		4,000	4,116

Noble Group Ltd.
4.875% due 08/05/2015		4,800	5,040
6.625% due 08/05/2020		5,000	5,138
6.750% due 01/29/2020		7,100	7,467

Novatek Finance Ltd.
5.326% due 02/03/2016		2,500	2,587

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		15,700	16,642

Oracle Corp.
4.950% due 04/15/2013		13,100	14,058
5.750% due 04/15/2018		12,900	14,777

Pearson Dollar Finance PLC
5.500% due 05/06/2013		5,000	5,353

Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	200	280
7.500% due 12/18/2013	GBP	200	353

Petrobras International Finance Co.
7.875% due 03/15/2019		$38,300	46,545

Petroleos Mexicanos
5.500% due 01/21/2021		17,200	18,120
6.500% due 06/02/2041		29,000	29,570

PPG Industries, Inc.
1.900% due 01/15/2016		8,700	8,476

Reliance Holdings USA, Inc.
4.500% due 10/19/2020		12,155	11,370

Reynolds American, Inc.
7.250% due 06/01/2012		5,000	5,283

Roche Holdings, Inc.
7.000% due 03/01/2039		6,800	8,280

Rohm and Haas Co.
6.000% due 09/15/2017		3,700	4,210

Total Capital S.A.
4.450% due 06/24/2020		2,600	2,717

Union Pacific Corp.
4.163% due 07/15/2022		12,075	11,970

United Airlines, Inc.
8.030% due 01/01/2013 (a)		375	375

UnitedHealth Group, Inc.
4.875% due 02/15/2013		5,200	5,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vale Overseas Ltd.
4.625% due 09/15/2020	$2,000	$1,998
5.625% due 09/15/2019	16,600	17,789
6.250% due 01/23/2017	1,300	1,473
6.875% due 11/21/2036	1,300	1,415
6.875% due 11/10/2039	3,100	3,385

Vivendi S.A.
5.750% due 04/04/2013	14,800	15,866

Volkswagen International Finance NV
0.757% due 10/01/2012	27,500	27,582

		658,467

UTILITIES 2.1%

AES Corp.
7.375% due 07/01/2021	1,500	1,524

AT&T, Inc.
4.950% due 01/15/2013	5,200	5,513
5.500% due 02/01/2018	5,200	5,805
6.300% due 01/15/2038	3,600	3,825

Carolina Power & Light Co.
6.500% due 07/15/2012	2,325	2,462

Cleco Power LLC
6.000% due 12/01/2040	19,500	20,203

DTE Energy Co.
0.955% due 06/03/2013	4,700	4,715

Entergy Corp.
3.625% due 09/15/2015	12,200	12,400

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	700	836
10.500% due 03/25/2014	1,000	1,195

Korea Electric Power Corp.
5.125% due 04/23/2034	90	96

Majapahit Holding BV
7.250% due 06/28/2017	4,700	5,345
7.750% due 10/17/2016	3,405	3,960
7.750% due 01/20/2020	3,100	3,642
8.000% due 08/07/2019	5,100	6,056

NGPL PipeCo LLC
6.514% due 12/15/2012	5,800	6,101

NRG Energy, Inc.
8.250% due 09/01/2020	8,400	8,610

Public Service Electric & Gas Co.
5.300% due 05/01/2018	11,600	12,989

Qtel International Finance Ltd.
3.375% due 10/14/2016	11,300	11,328
4.750% due 02/16/2021	4,200	4,116

Qwest Corp.
3.497% due 06/15/2013	10,841	11,139
8.875% due 03/15/2012	24,700	26,059

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	2,600	2,624
6.750% due 09/30/2019	2,000	2,310

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,200	1,244
6.625% due 03/20/2017	1,000	1,086
7.875% due 03/13/2018	5,700	6,570

Verizon Communications, Inc.
5.250% due 04/15/2013	1,500	1,611

Virginia Electric and Power Co.
4.750% due 03/01/2013	1,000	1,063

Vodafone Group PLC
5.000% due 12/16/2013	3,960	4,310

		178,737

Total Corporate Bonds & Notes (Cost $3,238,821)		3,368,883

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.4%

INDUSTRIALS 0.4%

Transocean, Inc.
1.500% due 12/15/2037	$37,100	$37,239

Total Convertible Bonds & Notes (Cost $34,539)		37,239

MUNICIPAL BONDS & NOTES 3.5%

CALIFORNIA 1.3%

Acalanes, California Union High School District General Obligation Bonds, Series 2011
0.000% due 08/01/2046 (b)	9,300	745

Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	2,200	2,277

California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	2,700	2,911
7.043% due 04/01/2050	8,600	9,425

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	5,100	5,773
7.550% due 04/01/2039	2,000	2,291

California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	5,800	6,690
7.950% due 03/01/2036	29,300	31,953

California State Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,200	2,259

California State Palomar Community College District General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,300	1,346

California State Riverside Community College District General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	403
7.021% due 08/01/2040	700	704

Fresno, California Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
0.000% due 08/15/2024	3,000	1,261

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	922

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	8,200	8,256

Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,200	1,284
7.618% due 08/01/2040	1,800	1,935

Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	2,700	3,010

Los Angeles, California Unified School District General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	11,800	11,998

Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	8,100	9,175

Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	2,000	1,993

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	$4,185	$4,174

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,500	1,044
5.125% due 06/01/2046	655	425

University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	1,200	1,239
6.548% due 05/15/2048	1,800	1,889

University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	1,000	1,017

		116,399

COLORADO 0.0%

Colorado State Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	3,900	3,829

CONNECTICUT 0.2%

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	17,300	18,355

FLORIDA 0.1%

Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	5,100	4,945

ILLINOIS 0.1%

Chicago, Illinois Transit Authority Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,400	2,359

Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	2,400	2,401
6.900% due 03/01/2035	1,000	1,020

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	6,200	6,423

		12,203

IOWA 0.0%

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	850	794

NEBRASKA 0.1%

Nebraska State Public Power Generation Agency Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	6,500	6,705

NEVADA 0.1%

Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	4,100	4,473

NEW JERSEY 0.6%

New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.247% due 06/15/2013	15,900	15,886

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	$2,900	$1,984

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	24,500	29,597

		47,467

NEW YORK 0.5%

New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	26,300	27,913

New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	2,100	2,228
6.282% due 06/15/2042	2,100	2,163

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.962% due 06/15/2031	5,130	5,776

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	2,500	2,527

		40,607

OHIO 0.1%

Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	5,800	7,219

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	79
6.500% due 06/01/2047	3,600	2,861

		10,159

TEXAS 0.4%

San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	14,800	15,693

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF/GTD Insured), Series 2008
10.017% due 02/15/2031	3,390	3,913

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.950% due 02/01/2027	2,575	2,978
10.049% due 10/01/2031	6,240	7,368

Texas State Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	2,500	2,563

		32,515

Total Municipal Bonds & Notes (Cost $270,264)		298,451

U.S. GOVERNMENT AGENCIES 15.5%

Fannie Mae
0.246% due 12/25/2036- 07/25/2037	5,111	5,042
0.436% due 05/25/2037	1,776	1,780
0.496% due 04/25/2037	4,934	4,934
0.536% due 03/25/2044	2,820	2,739
0.596% due 09/25/2035	2,427	2,426
0.636% due 09/25/2035	9,806	9,807
0.886% due 10/25/2037	2,530	2,554
1.086% due 07/25/2039	2,750	2,783
1.495% due 06/01/2043 - 07/01/2044	2,965	2,964
1.695% due 09/01/2040	17	18

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.825% due 04/01/2035	$4,442	$4,608
2.428% due 01/01/2025	15	15
2.468% due 09/01/2039	30	31
2.534% due 05/25/2035	515	536
2.546% due 11/01/2025	1	1
2.615% due 08/01/2035	1,949	2,017
3.970% due 10/01/2032	791	809
4.000% due 04/01/2023 - 01/01/2026	982	1,025
4.148% due 11/01/2035	159	164
4.500% due 05/01/2023 - 07/01/2041	645,368	667,732
4.558% due 12/01/2036	1,329	1,390
4.774% due 09/01/2034	1,127	1,204
5.000% due 02/25/2017 - 07/01/2041	55,000	58,601
5.016% due 09/01/2035	878	939
5.186% due 08/01/2035	1,078	1,156
5.500% due 09/01/2017 - 04/01/2040	79,929	86,930
6.000% due 09/01/2016 - 01/01/2039	276,738	304,808
6.000% due 12/01/2036 (j)	13,951	15,376
6.500% due 11/01/2034	69	79
7.000% due 04/25/2023 - 06/01/2032	1,440	1,640

Federal Housing Administration
7.430% due 01/25/2023	41	41

Freddie Mac
0.337% due 07/15/2019	3,558	3,554
0.487% due 05/15/2036	3,182	3,199
0.637% due 11/15/2030	16	16
0.687% due 09/15/2030	15	15
0.907% due 05/15/2037	980	989
1.495% due 02/25/2045	431	425
2.652% due 01/01/2028	1	1
2.716% due 07/01/2027	1	1
2.767% due 07/01/2030	1	1
4.500% due 04/01/2038 - 08/01/2041	82,371	84,806
5.500% due 10/01/2034 - 10/01/2038	20,508	22,247
6.000% due 07/01/2016 - 07/01/2041	34,294	37,780
6.500% due 03/01/2013 - 10/01/2037	334	367
7.000% due 06/15/2023	844	954
7.500% due 07/15/2030 - 03/01/2032	154	181
8.500% due 08/01/2024	9	10

Ginnie Mae
0.686% due 09/20/2030	12	12
0.786% due 02/16/2030	134	134
1.750% due 02/20/2032	285	292
2.125% due 10/20/2029 - 11/20/2029	130	134
2.375% due 02/20/2027	3	3
2.625% due 07/20/2030	5	6
3.375% due 04/20/2026 - 05/20/2030	56	58
6.000% due 12/15/2038 - 11/15/2039	258	288

Small Business Administration
5.130% due 09/01/2023	46	49
6.030% due 02/10/2012	746	767
6.290% due 01/01/2021	88	96
6.344% due 08/01/2011	25	25
7.500% due 04/01/2017	301	328

Total U.S. Government Agencies (Cost $1,298,830)		1,340,887

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 3.2%

Treasury Inflation Protected Securities (e)
1.125% due 01/15/2021 (g)		$35,977	$37,351
1.750% due 01/15/2028 (g)(j)		29,087	30,469
2.000% due 01/15/2026 (g)(j)		37,726	41,254
2.375% due 01/15/2025 (g)		17,536	20,166
2.375% due 01/15/2027		2,007	2,290
2.500% due 01/15/2029 (g)(j)		24,507	28,505
3.625% due 04/15/2028		3,614	4,763
3.875% due 04/15/2029		12,721	17,443

U.S. Treasury Notes
0.750% due 06/15/2014 (g)(j)		98,700	98,569

Total U.S. Treasury Obligations (Cost $279,653)			280,810

MORTGAGE-BACKED SECURITIES 7.4%

American Home Mortgage Investment Trust
2.403% due 02/25/2045		1,726	1,538

Arkle Master Issuer PLC
0.350% due 02/17/2052		112,000	111,755

Arran Residential Mortgages Funding PLC
2.620% due 05/16/2047	EUR	3,596	5,210
2.624% due 11/19/2047		77,600	112,592
2.820% due 05/16/2047		11,300	16,394

Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049		$11,600	12,553
5.924% due 05/10/2045		6,400	7,086
5.930% due 02/10/2051		3,200	3,480

Banc of America Funding Corp.
2.783% due 05/25/2035		2,605	2,527

Banc of America Large Loan, Inc.
1.937% due 11/15/2015		2,048	1,902

Banc of America Mortgage Securities, Inc.
2.878% due 05/25/2033		2,974	2,883
6.500% due 10/25/2031		299	304
6.500% due 09/25/2033		166	174

BCAP LLC Trust
5.923% due 05/25/2037		1,400	1,097

Bear Stearns Adjustable Rate Mortgage Trust
2.726% due 04/25/2033		420	404
2.768% due 02/25/2033		67	60
2.804% due 07/25/2034		2,267	1,718
2.864% due 01/25/2034		1,050	1,041
3.028% due 11/25/2034		5,887	4,835
3.279% due 11/25/2030		3	3
3.582% due 11/25/2034		1,604	1,548
5.020% due 01/25/2035		1,323	1,195
5.681% due 02/25/2033		58	57

Bear Stearns Alt-A Trust
2.652% due 05/25/2035		4,091	3,243
2.916% due 09/25/2035		2,491	1,817

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,000	1,057
5.471% due 01/12/2045		2,800	3,085
5.700% due 06/11/2050		9,400	10,225
5.703% due 06/11/2050		8,600	9,129

Bear Stearns Structured Products, Inc.
3.190% due 01/26/2036		5,009	3,218
5.027% due 12/26/2046		2,899	1,934

Citigroup Mortgage Loan Trust, Inc.
2.670% due 12/25/2035		963	895
5.082% due 05/25/2035		3,869	3,505

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		3,000	3,185

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		4,900	5,250

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
0.366% due 05/25/2047		$3,787	$2,073

Countrywide Home Loan Mortgage Pass-Through Trust
2.789% due 02/20/2035		6,898	5,717
3.017% due 02/20/2036		1,200	945
3.094% due 11/25/2034		4,034	3,408
5.750% due 05/25/2033		26	27

Credit Suisse First Boston Mortgage Securities Corp.
4.832% due 06/25/2032		21	18

Credit Suisse Mortgage Capital Certificates
5.850% due 03/15/2039		900	981

European Loan Conduit
1.570% due 05/15/2019	EUR	967	1,288

Extended Stay America Trust
2.950% due 11/05/2027		$26,312	26,175

First Horizon Alternative Mortgage Securities
2.367% due 09/25/2035		128	91

First Horizon Asset Securities, Inc.
2.876% due 10/25/2035		8,191	6,927

First Nationwide Trust
6.750% due 08/21/2031		3	3

Granite Master Issuer PLC
0.286% due 12/20/2054		5,689	5,393
0.788% due 12/20/2054	GBP	5,874	8,944

Granite Mortgages PLC
1.015% due 09/20/2044		5,003	7,725
1.199% due 01/20/2044		962	1,487
1.634% due 09/20/2044	EUR	629	881
1.718% due 01/20/2044		634	884

Greenpoint Mortgage Funding Trust
0.266% due 10/25/2046 (a)		$802	744
0.266% due 01/25/2047		777	731

Greenpoint Mortgage Pass-Through Certificates
2.922% due 10/25/2033		2,421	2,059

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		400	428
5.317% due 06/10/2036		915	983
5.444% due 03/10/2039		4,400	4,723

GS Mortgage Securities Corp. II
1.142% due 03/06/2020		6,771	6,698
5.396% due 08/10/2038		905	979

GSR Mortgage Loan Trust
2.790% due 09/25/2035		11,564	11,074
5.163% due 11/25/2035		4,080	3,880

Harborview Mortgage Loan Trust
0.376% due 01/19/2038		9,206	5,824
0.406% due 05/19/2035		860	574
2.775% due 07/19/2035		3,508	2,672

Holmes Master Issuer PLC
2.677% due 10/15/2054	EUR	6,300	9,172

Indymac ARM Trust
1.959% due 01/25/2032		$3	2

JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043		12,600	12,192
4.158% due 01/12/2039		5,639	5,844
5.336% due 05/15/2047		6,800	7,245
5.420% due 01/15/2049		20,956	22,483
5.882% due 02/15/2051		2,300	2,503

JPMorgan Mortgage Trust
2.938% due 08/25/2034		17,965	16,239
5.015% due 02/25/2035		2,026	2,016
5.750% due 01/25/2036		2,598	2,415

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	5,846

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Floating Trust
0.728% due 07/09/2021	$12,197	$11,724

Merrill Lynch Mortgage Investors, Inc.
0.396% due 02/25/2036	3,336	2,455

MLCC Mortgage Investors, Inc.
0.436% due 11/25/2035	603	519
1.191% due 10/25/2035	1,219	1,005
2.169% due 04/25/2035	14,827	13,371

Morgan Stanley Capital I
0.247% due 10/15/2020	1,078	1,052
5.610% due 04/15/2049	12,143	12,486
5.809% due 12/12/2049	600	659
6.074% due 06/11/2049	3,100	3,392

Morgan Stanley Re-REMIC Trust
5.992% due 08/12/2045	2,200	2,409

Prime Mortgage Trust
0.586% due 02/25/2019	49	48
0.586% due 02/25/2034	402	380

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	293	305

Sovereign Commercial Mortgage Securities Trust
5.938% due 07/22/2030	1,070	1,112

Structured Adjustable Rate Mortgage Loan Trust
5.389% due 07/25/2035	963	831

Structured Asset Mortgage Investments, Inc.
0.436% due 07/19/2035	5,395	5,001
0.846% due 09/19/2032	101	88

Structured Asset Securities Corp.
2.264% due 07/25/2032	9	8
2.679% due 02/25/2032	13	13

Suntrust Adjustable Rate Mortgage Loan Trust
5.823% due 02/25/2037	10,244	7,487

Thornburg Mortgage Securities Trust
0.296% due 11/25/2046	2,310	2,282

Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020	7,595	6,892
0.277% due 09/15/2021	13,713	13,230
5.308% due 11/15/2048	2,000	2,161

WaMu Mortgage Pass-Through Certificates
0.476% due 10/25/2045	918	757
1.478% due 11/25/2042	403	347
1.678% due 08/25/2042	1,041	911

Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/2036	4,633	4,156
4.909% due 01/25/2035	3,670	3,585
4.981% due 12/25/2034	2,536	2,419

Total Mortgage-Backed Securities (Cost $634,041)		638,277

ASSET-BACKED SECURITIES 3.1%

ACE Securities Corp.
0.236% due 12/25/2036	221	217

Amortizing Residential Collateral Trust
0.456% due 06/25/2032	193	163

Asset-Backed Funding Certificates
0.246% due 01/25/2037	24	24

Ballyrock CDO Ltd.
0.790% due 11/20/2015	1,894	1,867

Bear Stearns Asset-Backed Securities Trust
0.266% due 10/25/2036	356	344
0.276% due 06/25/2047	989	955

Citibank Omni Master Trust
2.287% due 05/16/2016	44,026	44,566

Credit-Based Asset Servicing & Securitization LLC
0.246% due 11/25/2036	378	302

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EMC Mortgage Loan Trust
0.556% due 05/25/2040		$353	$293

First Franklin Mortgage Loan Asset-Backed Certificates
0.236% due 11/25/2036		216	215

Fremont Home Loan Trust
0.246% due 01/25/2037		336	318

GSPA Monetization Trust
6.422% due 10/09/2029		16,594	16,368

Gulf Stream Compass CLO Ltd.
0.784% due 08/27/2015		2,025	1,996

Hillmark Funding
0.508% due 05/21/2021		24,100	22,467

HSBC Home Equity Loan Trust
0.476% due 01/20/2034		4,819	4,326

HSI Asset Securitization Corp. Trust
0.236% due 12/25/2036		45	44

JPMorgan Mortgage Acquisition Corp.
0.246% due 03/25/2047		2,225	1,867

Katonah Ltd.
0.700% due 05/18/2015		14,827	14,509

Long Beach Mortgage Loan Trust
0.746% due 10/25/2034		156	127

Marathon Financing BV
0.671% due 10/05/2026		6,875	6,700

Nelnet Student Loan Trust
0.306% due 12/22/2016		1,973	1,970

Penta CLO S.A.
1.934% due 06/04/2024	EUR	2,324	3,081

Plymouth Rock CLO Ltd.
1.761% due 02/16/2019		$20,574	20,560

Sagamore CLO Ltd.
0.818% due 10/15/2015		1,382	1,356

Securitized Asset-Backed Receivables LLC Trust
0.316% due 05/25/2037		2,915	1,908

Sherwood Castle Funding PLC
1.681% due 03/15/2016	EUR	12,000	16,783

SLM Student Loan Trust
1.731% due 12/15/2023		21,470	29,612
2.837% due 12/16/2019		$1,900	1,945
3.500% due 08/17/2043		5,213	5,226
4.500% due 11/16/2043		5,601	5,403
6.187% due 07/15/2042		48,411	46,093

Structured Asset Securities Corp.
0.236% due 10/25/2036		111	111
0.476% due 01/25/2033		54	48

Wind River CLO Ltd.
0.576% due 12/19/2016		13,615	13,144

Total Asset-Backed Securities (Cost $268,940)			264,908

SOVEREIGN ISSUES 5.6%

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	2,300	3,260

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	526	333
10.000% due 01/01/2017		5,200	3,022

Canada Government Bond
1.500% due 12/01/2012	CAD	8,000	8,304
1.750% due 03/01/2013		16,600	17,283
2.000% due 08/01/2013		16,300	17,041
2.000% due 12/01/2014		33,900	35,184
2.250% due 08/01/2014		6,300	6,603
2.500% due 09/01/2013		18,300	19,323

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 12/01/2015	CAD	2,400	$2,569
4.500% due 06/01/2015		4,900	5,538

Canada Housing Trust No. 1
2.750% due 12/15/2015	CAD	10,800	11,349
3.350% due 12/15/2020		5,400	5,571
3.950% due 12/15/2011		2,600	2,730
4.000% due 06/15/2012		12,400	13,183
4.550% due 12/15/2012		22,000	23,806
4.800% due 06/15/2012		9,900	10,603

Export-Import Bank of China
4.875% due 07/21/2015		$900	985

Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	15,100	12,358
4.000% due 01/29/2021		$5,500	5,087
4.125% due 09/09/2015		12,000	12,548
5.125% due 06/29/2020		3,600	3,659
5.875% due 01/14/2015		29,900	32,925
8.125% due 01/21/2014		5,000	5,739

Instituto de Credito Oficial
3.276% due 03/25/2014	EUR	13,500	19,466

Italy Buoni Poliennali Del Tesoro Inflation Linked Bond
2.100% due 09/15/2016 (e)		11,013	15,833
2.100% due 09/15/2021 (e)		13,958	18,943
2.350% due 09/15/2019 (e)		7,876	11,170

Korea Development Bank
8.000% due 01/23/2014		$3,000	3,416

Korea Finance Corp.
3.250% due 09/20/2016		2,400	2,369

Korea Housing Finance Corp.
4.125% due 12/15/2015		2,100	2,179

Mexico Government International Bond
6.000% due 06/18/2015	MXN	401,600	34,361
6.050% due 01/11/2040		$4,200	4,490

Panama Government International Bond
7.250% due 03/15/2015		1,600	1,893

Province of Ontario Canada
1.375% due 01/27/2014		11,500	11,572
1.875% due 09/15/2015		2,500	2,509
4.200% due 03/08/2018	CAD	1,100	1,209
4.200% due 06/02/2020		8,700	9,356
4.300% due 03/08/2017		3,600	4,005
4.400% due 06/02/2019		8,000	8,801
4.600% due 06/02/2039		3,900	4,206
4.700% due 06/02/2037		6,300	6,876
5.500% due 06/02/2018		2,300	2,710

Province of Quebec Canada
4.500% due 12/01/2016		300	336
4.500% due 12/01/2020		300	328

Republic of Germany Government Bond
3.250% due 07/04/2021	EUR	12,600	18,624

Russia Government International Bond
3.625% due 04/29/2015		$1,200	1,239

South Africa Government International Bond
5.875% due 05/30/2022		500	556

Spain Government Bond
4.650% due 07/30/2025	EUR	28,100	36,727
4.900% due 07/30/2040		2,900	3,618

Total Sovereign Issues (Cost $467,054)			485,795

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Citigroup, Inc.
6.15% due 12/15/2012		203,996	1,993

	SHARES	MARKET VALUE (000S)

DG Funding Trust
0.553% due 12/31/2049	1,239	$9,389

Total Preferred Securities (Cost $15,252)		11,382

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 31.8%

CERTIFICATES OF DEPOSIT 3.1%

Abbey National Treasury Services PLC
1.602% due 06/10/2013	$41,500	41,524

Banco Bradesco S.A.
1.955% due 01/24/2013	6,100	6,150

Banco Do Brasil S.A.
0.000% due 02/15/2012	39,700	39,967

Bank of Nova Scotia
0.576% due 10/18/2012	24,400	24,432

Industrial & Commercial Bank of China Ltd.
0.750% due 08/15/2011	18,500	18,500
0.750% due 08/18/2011	25,800	25,800

Intesa Sanpaolo SpA
2.375% due 12/21/2012	31,000	31,248

Itau Unibanco S.A.
0.000% due 07/11/2011	14,700	14,695
0.000% due 09/12/2011	17,800	17,760
0.000% due 12/12/2011	17,700	17,594
0.000% due 02/06/2012	27,500	27,262

		264,932

COMMERCIAL PAPER 0.9%

Erste Abwicklungsanstalt
0.356% due 01/11/2012	43,300	43,224

Kells Funding LLC
0.310% due 11/16/2011	3,000	2,997

Vodafone Group PLC
0.880% due 01/19/2012	36,200	36,105

		82,326

REPURCHASE AGREEMENTS 1.1%

Barclays Capital, Inc.
0.010% due 07/01/2011	90,000	90,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Irnflation Protected Securities 1.250% due 07/15/2020 valued at $91,400. Repurchase proceeds are $90,003.)

Morgan Stanley & Co., Inc.
0.010% due 07/01/2011	2,000	2,000
(Dated 06/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 02/28/2013 valued at $2,047. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.010% due 07/01/2011	4,800	4,800
(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $4,900. Repurchase proceeds are $4,800.)

		96,800

SHORT-TERM NOTES 0.1%

Banco Santander Brasil S.A.
2.596% due 12/28/2011	10,200	10,117

16	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
0.026% due 08/04/2011 - 10/20/2011 (d)(g)(h)	$5,534	$5,534

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 26.5%
	228,960,326	2,293,954

Total Short-Term Instruments (Cost $2,752,115)		2,753,663

MARKET VALUE (000S)
PURCHASED OPTIONS (l) 0.0%
(Cost $474)	$630

Total Investments 109.8% (Cost $9,287,065)	$9,507,163

Written Options (m) (0.2%) (Premiums $29,402)	(20,256)

Other Assets and Liabilities (Net) (9.6%)	(827,849)

Net Assets 100.0%	$8,659,058

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Affiliated to the Portfolio.
(g)	Securities with an aggregate market value of $17,890 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $280 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of June 30, 2011.
(i)	The average amount of borrowings while outstanding during the period ended June 30, 2011 was $46,579 at a weighted average interest rate of -0.050%. On June 30, 2011, there were no open reverse repurchase agreements.
(j)	Securities with an aggregate market value of $34,934 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2012	238	$206
90-Day Euribor June Futures	Long	06/2012	238	152
90-Day Euribor March Futures	Long	03/2013	238	210
90-Day Euribor September Futures	Long	09/2012	238	189
90-Day Eurodollar December Futures	Long	12/2011	4,119	2,314
90-Day Eurodollar December Futures	Long	12/2012	2,793	(666)
90-Day Eurodollar December Futures	Long	12/2013	466	(218)
90-Day Eurodollar June Futures	Long	06/2012	16,062	12,877
90-Day Eurodollar June Futures	Long	06/2013	1,043	(663)
90-Day Eurodollar June Futures	Long	06/2014	149	(72)
90-Day Eurodollar March Futures	Long	03/2012	11,038	10,949
90-Day Eurodollar March Futures	Long	03/2013	4,107	(1,158)
90-Day Eurodollar March Futures	Long	03/2014	760	(411)
90-Day Eurodollar September Futures	Long	09/2011	3,923	188
90-Day Eurodollar September Futures	Long	09/2012	6,826	439
90-Day Eurodollar September Futures	Long	09/2013	886	(423)
Euro-Bobl September Futures	Long	09/2011	663	(211)
Euro-Bund 10-Year Bond September Futures	Long	09/2011	96	(91)
U.S. Treasury 2-Year Note September Futures	Long	09/2011	3,392	706
U.S. Treasury 10-Year Note September Futures	Short	09/2011	123	(163)

				$24,154

(k)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ArcelorMittal	CSFB	1.000%	06/20/2016	2.236%	$	3,500	$(196)	$(177)	$(19)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.816%		5,300	37	(94)	131
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	0.418%		3,900	30	0	30
Berkshire Hathaway Finance Corp.	GSC	1.000%	03/20/2015	0.816%		2,600	18	(46)	64
Berkshire Hathaway Finance Corp.	UBS	1.000%	03/20/2015	0.816%		2,600	18	(47)	65
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.938%		1,000	3	(14)	17
Brazil Government International Bond	BCLY	1.000%	09/20/2015	0.964%		2,300	4	(20)	24
Brazil Government International Bond	BCLY	1.000%	03/20/2016	1.043%		1,300	(2)	(9)	7
Brazil Government International Bond	BCLY	1.000%	06/20/2016	1.077%		21,600	(72)	(31)	(41)

See Accompanying Notes	Semiannual Report	June 30, 2011	17

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BOA	1.000%	09/20/2015	0.964%	$	700	$2	$(6)	$8
Brazil Government International Bond	CITI	1.000%	09/20/2015	0.964%		1,000	2	(16)	18
Brazil Government International Bond	CITI	1.000%	06/20/2016	1.077%		51,100	(171)	(156)	(15)
Brazil Government International Bond	CSFB	1.000%	06/20/2015	0.938%		8,200	22	(209)	231
Brazil Government International Bond	CSFB	1.000%	09/20/2015	0.964%		5,500	10	(69)	79
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.938%		6,600	18	(70)	88
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.077%		8,100	(28)	(20)	(8)
Brazil Government International Bond	GSC	1.000%	06/20/2015	0.938%		900	3	(12)	15
Brazil Government International Bond	HSBC	1.000%	09/20/2015	0.964%		3,300	6	(33)	39
Brazil Government International Bond	HSBC	1.000%	06/20/2016	1.077%		25,400	(85)	(37)	(48)
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.938%		10,900	29	(120)	149
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.964%		3,300	6	(34)	40
Brazil Government International Bond	MSC	1.000%	06/20/2015	0.938%		1,500	5	(14)	19
Brazil Government International Bond	UBS	1.000%	09/20/2015	0.964%		700	1	(7)	8
China Government International Bond	BCLY	1.000%	03/20/2016	0.783%		1,000	10	12	(2)
China Government International Bond	BNP	1.000%	03/20/2016	0.783%		500	5	6	(1)
China Government International Bond	CITI	1.000%	06/20/2016	0.813%		13,200	122	142	(20)
China Government International Bond	CSFB	1.000%	03/20/2015	0.654%		5,000	65	24	41
China Government International Bond	DUB	1.000%	06/20/2016	0.813%		6,900	64	76	(12)
China Government International Bond	DUB	1.000%	09/20/2016	0.840%		2,000	17	11	6
China Government International Bond	JPM	1.000%	06/20/2016	0.813%		5,500	51	59	(8)
China Government International Bond	JPM	1.000%	09/20/2016	0.840%		1,300	11	7	4
China Government International Bond	MSC	1.000%	09/20/2016	0.840%		1,300	10	6	4
China Government International Bond	RBS	1.000%	06/20/2016	0.813%		5,100	47	54	(7)
China Government International Bond	UBS	1.000%	09/20/2016	0.840%		700	6	4	2
Credit Agricole S.A.	BOA	1.000%	06/20/2016	2.717%	EUR	6,900	(761)	(725)	(36)
Dell, Inc.	GSC	1.000%	06/20/2018	1.121%	$	11,200	(82)	(188)	106
France Government Bond	BCLY	0.250%	03/20/2016	0.739%		2,200	(49)	(82)	33
France Government Bond	BOA	0.250%	03/20/2016	0.739%		11,600	(257)	(371)	114
France Government Bond	DUB	0.250%	03/20/2016	0.739%		1,100	(24)	(44)	20
France Government Bond	GSC	0.250%	12/20/2015	0.700%		1,000	(20)	(20)	0
France Government Bond	GSC	0.250%	03/20/2016	0.739%		21,500	(477)	(649)	172
France Government Bond	GSC	0.250%	06/20/2016	0.774%		21,200	(529)	(554)	25
France Government Bond	MSC	0.250%	03/20/2016	0.739%		700	(16)	(24)	8
France Government Bond	RBS	0.250%	12/20/2015	0.700%		2,100	(41)	(42)	1
France Government Bond	RBS	0.250%	03/20/2016	0.739%		50,600	(1,122)	(1,530)	408
France Government Bond	UBS	0.250%	09/20/2015	0.656%		5,000	(83)	(132)	49
France Government Bond	UBS	0.250%	03/20/2016	0.739%		3,000	(66)	(121)	55
General Electric Capital Corp.	BOA	5.000%	09/20/2011	0.339%		2,000	24	106	(82)
General Electric Capital Corp.	CITI	3.850%	03/20/2014	0.848%		5,000	410	0	410
General Electric Capital Corp.	DUB	1.500%	09/20/2011	0.342%		1,600	5	0	5
General Electric Capital Corp.	DUB	5.000%	09/20/2011	0.339%		2,800	34	152	(118)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.789%		11,100	1,098	0	1,098
General Electric Capital Corp.	MSC	1.000%	09/20/2011	0.339%		1,000	2	(15)	17
Indonesia Government International Bond	BOA	1.000%	06/20/2016	1.329%		18,800	(286)	(349)	63
Indonesia Government International Bond	BOA	1.000%	06/20/2021	1.820%		7,500	(496)	(539)	43
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.144%		1,100	(6)	(26)	20
Japan Government International Bond	BOA	1.000%	03/20/2016	0.832%		1,200	10	17	(7)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.792%		5,700	53	139	(86)
Japan Government International Bond	GSC	1.000%	06/20/2016	0.867%		9,400	63	96	(33)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.832%		2,500	20	22	(2)
Kazakhstan Government International Bond	CITI	1.000%	03/20/2016	1.504%		500	(11)	(14)	3
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	1.504%		500	(11)	(15)	4
Kazakhstan Government International Bond	HSBC	1.000%	03/20/2016	1.504%		500	(12)	(15)	3
Merrill Lynch & Co., Inc.	CITI	1.000%	09/20/2011	0.422%		1,700	3	(3)	6
MetLife, Inc.	BOA	1.000%	09/20/2015	1.308%		7,500	(91)	(492)	401
MetLife, Inc.	BOA	1.000%	12/20/2015	1.376%		18,100	(285)	(865)	580
MetLife, Inc.	CITI	1.000%	12/20/2015	1.376%		6,900	(109)	(251)	142
Mexico Government International Bond	BCLY	1.000%	03/20/2015	0.885%		5,500	24	(124)	148
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.943%		400	1	(6)	7
Mexico Government International Bond	CITI	1.000%	03/20/2015	0.885%		3,600	16	(83)	99
Mexico Government International Bond	CITI	1.000%	09/20/2015	0.943%		1,200	3	(18)	21
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.012%		16,600	(4)	(122)	118
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.042%		40,900	(70)	99	(169)
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.015%		1,200	(2)	0	(2)
Mexico Government International Bond	RBS	1.000%	09/20/2015	0.943%		5,400	14	(63)	77
Mexico Government International Bond	UBS	1.000%	09/20/2015	0.943%		600	2	(8)	10
Panama Government International Bond	JPM	0.730%	01/20/2012	0.353%		1,000	5	0	5
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	1.256%		9,000	(96)	(263)	167
Republic of Italy Government Bond	BCLY	1.000%	03/20/2016	1.661%		3,300	(95)	(128)	33
Republic of Italy Government Bond	DUB	1.000%	06/20/2016	1.688%		6,400	(201)	(165)	(36)
Republic of Italy Government Bond	GSC	1.000%	03/20/2016	1.661%		1,100	(31)	(42)	11
Republic of Italy Government Bond	GSC	1.000%	06/20/2016	1.688%		2,500	(78)	(49)	(29)
Spain Government International Bond	BOA	1.000%	03/20/2016	2.571%		1,200	(80)	(79)	(1)

18	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Spain Government International Bond	CITI	1.000%	06/20/2016	2.589%	$	8,200	$(575)	$(568)	$(7)
Spain Government International Bond	GSC	1.000%	03/20/2016	2.571%		1,100	(73)	(73)	0
U.S. Treasury Notes	BNP	0.250%	03/20/2016	0.484%	EUR	16,900	(252)	(238)	(14)
U.S. Treasury Notes	UBS	0.250%	09/20/2015	0.449%		26,600	(304)	(398)	94
United Kingdom Gilt	BOA	1.000%	06/20/2016	0.590%	$	8,900	177	182	(5)
United Kingdom Gilt	CITI	1.000%	06/20/2016	0.590%		10,900	218	189	29
United Kingdom Gilt	CSFB	1.000%	03/20/2016	0.563%		9,700	197	187	10
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.563%		2,200	44	42	2
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.534%		2,100	43	49	(6)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.451%		3,800	78	17	61
United Kingdom Gilt	MSC	1.000%	06/20/2016	0.590%		4,900	98	85	13
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.451%		16,700	341	65	276
United Kingdom Gilt	SOG	1.000%	06/20/2016	0.590%		3,500	69	60	9
United Kingdom Gilt	UBS	1.000%	06/20/2016	0.590%		4,700	94	81	13

							$(3,481)	$(8,745)	$5,264

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	$	2,600	$266	$259	$7
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015		66,000	7,555	8,422	(867)
CDX.EM-13 5-Year Index	CSFB	5.000%	06/20/2015		1,000	115	137	(22)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		19,100	2,186	2,313	(127)
CDX.EM-13 5-Year Index	GSC	5.000%	06/20/2015		400	46	50	(4)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015		29,200	3,342	3,487	(145)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		3,000	343	345	(2)
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015		11,000	1,259	1,288	(29)
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015		13,900	1,712	1,842	(130)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		7,200	886	977	(91)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015		23,100	2,845	3,119	(274)
CDX.EM-14 5-Year Index	CSFB	5.000%	12/20/2015		10,800	1,329	1,436	(107)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		10,200	1,256	1,260	(4)
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015		4,700	578	619	(41)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		1,000	123	132	(9)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015		4,900	603	637	(34)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015		1,900	234	263	(29)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016		2,500	332	339	(7)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012		14,155	46	0	46
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		4,815	16	0	16
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012		3,659	14	0	14
CDX.HY-16 5-Year Index	BCLY	5.000%	06/20/2016		13,500	239	(51)	290
CDX.HY-16 5-Year Index	BNP	5.000%	06/20/2016		31,100	551	659	(108)
CDX.IG-9 5-Year Index 15-30%	GSC	1.120%	12/20/2012		20,100	321	0	321
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012		4,600	73	0	73
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012		9,100	123	0	123
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012		35,590	386	0	386
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012		23,341	234	0	234
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		1,833	20	0	20
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		4,051	46	0	46
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		4,533	41	0	41
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013		5,690	44	0	44
CDX.IG-16 5-Year Index	BNP	1.000%	06/20/2016		176,800	714	612	102
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016		173,900	702	770	(68)
CDX.IG-16 5-Year Index	CSFB	1.000%	06/20/2016		43,000	174	206	(32)
CDX.IG-16 5-Year Index	DUB	1.000%	06/20/2016		13,600	55	65	(10)
CDX.IG-16 5-Year Index	MSC	1.000%	06/20/2016		8,900	36	43	(7)

						$28,845	$29,229	$(384)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	June 30, 2011	19

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	23,400	$(265)	$(422)	$157
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		2,100	5	0	5
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		1,300	3	0	3
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		3,200	9	0	9
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		3,100	19	5	14
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		20,700	131	20	111
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		16,200	98	27	71
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		35,200	213	51	162
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		8,600	92	39	53
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		20,700	191	88	103
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		16,300	57	0	57
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		12,300	48	0	48
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		44,000	174	(20)	194
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		1,900	18	9	9
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		20,800	461	0	461
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		5,700	41	11	30
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		24,000	786	(160)	946
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		22,600	740	(12)	752
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,200	80	8	72
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		4,100	274	17	257
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		18,300	64	1	63
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		12,900	30	(9)	39
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		75,300	305	20	285
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		81,200	328	47	281
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		79,800	263	124	139
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		32,100	106	0	106
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		19,300	82	(28)	110
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		6,100	(4)	7	(11)
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		6,800	(3)	7	(10)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		11,600	59	18	41
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		7,700	14	22	(8)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		5,600	38	14	24
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		60,500	500	192	308
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		87,500	735	(53)	788
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		36,100	372	169	203
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		31,700	242	69	173
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		35,400	321	123	198
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		52,900	631	80	551
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		29,500	(74)	(1)	(73)
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		6,500	14	29	(15)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		6,100	29	0	29
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		13,000	85	(3)	88
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		6,200	47	17	30
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		75,100	922	155	767
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		39,600	506	59	447
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		32,800	478	228	250
Pay	1-Year BRL-CDI	12.700%	01/02/2014	RBC		37,800	410	0	410
Pay	3-Month USD-LIBOR	1.250%	12/21/2014	BOA	$	52,700	(429)	(280)	(149)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA		34,700	(759)	(28)	(731)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		67,100	(1,467)	(308)	(1,159)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	DUB		15,200	(332)	292	(624)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HSBC		9,700	(213)	(41)	(172)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	JPM		19,900	(435)	(41)	(394)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		6,500	(143)	9	(152)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	UBS		12,100	(264)	(5)	(259)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY		5,700	(191)	128	(319)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BNP		33,100	(1,105)	869	(1,974)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		2,900	(97)	126	(223)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		10,500	(351)	381	(732)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CSFB		10,800	(361)	249	(610)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	DUB		31,400	(1,049)	(1,165)	116
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		12,900	(431)	359	(790)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HSBC		1,200	(40)	22	(62)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		58,900	(1,967)	(1,883)	(84)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC		19,400	(648)	173	(821)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBC		86,700	(2,895)	2,107	(5,002)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		25,500	(852)	595	(1,447)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		2,300	(77)	87	(164)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	BOA		3,100	95	88	7
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	CITI		17,200	531	210	321
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	DUB		6,200	191	(25)	216
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	MSC		14,700	454	197	257
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	BCLY	EUR	68,000	(21)	364	(385)
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	BOA		3,700	(1)	(60)	59

20	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Interest Rate Swaps (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	CSFB	EUR	12,900	$(4)	$(31)	$27
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	DUB		17,100	(5)	206	(211)
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	GSC		57,600	(17)	(644)	627
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	HSBC		54,600	(17)	529	(546)
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	MSC		50,700	(16)	(243)	227
Pay	6-Month EUR-EURIBOR	3.650%	09/21/2021	CITI		9,700	175	12	163
Pay	6-Month EUR-EURIBOR	3.650%	09/21/2021	MSC		21,900	395	108	287
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	30,400	21	(1)	22
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC		86,000	317	38	279

							$(2,333)	$3,342	$(5,675)

(l)	Purchased options outstanding on June 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$ 120,200	$474	$630

(m)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note August Futures	$118.000	07/22/2011	534	$161	$(118)
Call - CBOT U.S. Treasury 5-Year Note August Futures	120.000	07/22/2011	534	171	(114)
Call - CBOT U.S. Treasury 5-Year Note September Futures	121.500	08/26/2011	122	28	(17)
Put - CBOT U.S. Treasury 10-Year Note August Futures	121.000	07/22/2011	169	56	(71)
Call - CBOT U.S. Treasury 10-Year Note August Futures	125.000	07/22/2011	169	78	(15)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	1,116	889	(844)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	1,598	996	(117)

				$2,379	$(1,296)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$	130,700	$647	$(599)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011		103,300	212	(81)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		118,600	677	(701)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.000%	04/30/2012		240,400	481	(140)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		134,400	507	(402)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		81,000	682	(427)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		9,700	66	(51)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		76,500	454	(403)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		40,100	248	(211)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		354,000	2,787	(1,864)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		52,800	472	(202)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		93,700	1,025	(359)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		113,500	1,232	(434)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		8,800	91	(44)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		79,300	863	(303)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		135,300	1,372	(518)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		37,300	366	(186)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		210,500	1,861	(805)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		61,900	1,530	(863)
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.800%	09/12/2011		5,200	12	(10)
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.500%	09/12/2011		5,200	24	(19)
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	08/24/2011		105,500	200	(164)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.500%	08/24/2011		105,500	433	(245)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		20,600	517	(287)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		32,800	164	(197)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		32,800	201	(70)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.000%	08/24/2011		87,500	534	(296)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.750%	08/24/2011		87,500	437	(281)
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		244,200	1,242	(1,470)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		244,200	1,242	(522)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		34,000	205	(1)

See Accompanying Notes	Semiannual Report	June 30, 2011	21

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	$	131,100	$681	$(789)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		131,100	826	(280)

								$22,291	$(13,224)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value

Put - OTC CDX.IG-15 5-Year Index	BCLY	Sell	1.200%	09/21/2011	$	3,000	$15	$(1)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011		13,500	29	(30)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011		13,500	55	(7)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.300%	09/21/2011		7,000	32	(9)

							$131	$(47)

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC Fannie Mae 4.500% due 08/01/2011	CSFB	$	102.531	08/04/2011	$	23,000	$72	$(78)
Call - OTC Fannie Mae 4.500% due 08/01/2041	CSFB		104.531	08/04/2011		23,000	57	(24)

							$129	$(102)

Straddle Options
Description	Counterparty	Exercise Level (5)	Expiration Date		Notional Amount	Premium (5)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$	51,900	$274	$(336)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		48,100	244	(312)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011		158,200	1,758	(2,564)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011		129,400	1,408	(2,121)

						$3,684	$(5,333)

(5)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$13,700	$116	$(37)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	32,900	293	(92)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	14,800	191	(45)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	4,900	37	(17)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	15,400	151	(63)

						$788	$(254)

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2010	3,220	$2,572,000	EUR	2,000	$23,283
Sales	5,003	2,151,000		0	11,592
Closing Buys	(3,969)	(768,100)		(2,000)	(5,187)
Expirations	0	(5,900)		0	(24)
Exercised	(12)	(47,700)		0	(262)

Balance at 06/30/2011	4,242	$3,901,300	EUR	0	$29,402

(n)	Restricted securities as of June 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	06/09/2011	$4,032	$4,070	0.05%

(o)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	08/01/2041	$36,600	$39,627	$(39,499)
Fannie Mae	6.000%	08/01/2041	16,800	18,462	(18,425)

				$58,089	$(57,924)

22	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(p)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	35,864	07/2011	DUB	$0	$(975)	$(975)
Sell	BRL	220,223	08/2011	BCLY	0	(2,479)	(2,479)
Sell		326	08/2011	CITI	0	(8)	(8)
Buy		225,295	08/2011	HSBC	1,786	0	1,786
Sell		1,316	08/2011	HSBC	0	(38)	(38)
Sell		653	08/2011	MSC	0	(15)	(15)
Sell		2,776	08/2011	UBS	0	(67)	(67)
Buy		218,907	09/2011	BCLY	2,394	0	2,394
Buy		931	09/2011	BOA	88	0	88
Buy		930	09/2011	MSC	88	0	88
Sell	CAD	7,027	09/2011	BNP	0	(131)	(131)
Sell		6,406	09/2011	CITI	0	(156)	(156)
Buy		6,588	09/2011	DUB	130	0	130
Buy		2,691	09/2011	RBC	56	0	56
Sell		5,921	09/2011	RBC	0	(138)	(138)
Buy	CNY	22,116	11/2011	BCLY	23	(2)	21
Buy		30,198	11/2011	CITI	17	0	17
Buy		80,000	11/2011	HSBC	0	(39)	(39)
Buy		41,367	11/2011	JPM	0	(10)	(10)
Buy		15,011	11/2011	RBS	11	0	11
Buy		50,000	02/2012	BCLY	0	(32)	(32)
Buy		11,567	02/2012	HSBC	2	0	2
Buy		12,169	06/2012	CITI	5	0	5
Buy		16,635	06/2012	HSBC	4	0	4
Buy		14,076	06/2012	JPM	3	0	3
Buy		11,540	06/2012	RBS	6	0	6
Buy		94,680	02/2013	UBS	0	(30)	(30)
Sell	EUR	43,099	07/2011	BCLY	57	(1,271)	(1,214)
Sell		40,783	07/2011	BNP	1	(962)	(961)
Buy		8,853	07/2011	CITI	238	0	238
Sell		29,347	07/2011	CITI	18	(406)	(388)
Sell		131,000	07/2011	CSFB	0	(1,095)	(1,095)
Sell		6,000	07/2011	DUB	62	0	62
Sell		36,511	07/2011	HSBC	284	(39)	245
Sell		100,857	07/2011	JPM	0	(814)	(814)
Sell		10,946	07/2011	RBC	102	(72)	30
Buy		1,600	07/2011	RBS	53	0	53
Sell		101,472	07/2011	RBS	0	(1,017)	(1,017)
Sell		25,748	07/2011	UBS	50	(785)	(735)
Sell	GBP	19,679	09/2011	UBS	756	0	756
Buy	IDR	29,581,636	07/2011	BCLY	258	0	258
Buy		3,402,000	07/2011	BNP	37	0	37
Buy		63,012,100	07/2011	CITI	537	0	537
Buy		54,762,000	07/2011	HSBC	531	0	531
Sell		199,936,536	07/2011	HSBC	0	(185)	(185)
Buy		46,154,800	07/2011	JPM	181	0	181
Buy		3,024,000	07/2011	RBS	33	0	33
Buy		32,049,000	10/2011	DUB	240	0	240
Buy		67,658,000	10/2011	RBS	472	0	472
Buy		30,000,000	01/2012	CITI	100	0	100
Buy		56,173,390	01/2012	JPM	93	0	93
Buy		199,936,536	07/2012	HSBC	220	0	220
Buy	INR	902,000	08/2011	CITI	198	0	198
Buy		100,000	08/2011	DUB	79	0	79
Buy		135,495	08/2011	HSBC	101	0	101
Buy		451,435	11/2011	BCLY	117	0	117
Sell	JPY	1,050,487	07/2011	BCLY	0	(493)	(493)
Buy		357,044	07/2011	CITI	185	0	185
Buy		703,571	07/2011	JPM	341	0	341
Buy	KRW	30,597,860	08/2011	CITI	747	0	747
Buy		1,194,938	08/2011	GSC	57	0	57
Buy		23,000,000	08/2011	JPM	350	0	350
Buy		750,100	08/2011	MSC	34	0	34
Buy	KRW	941,000	08/2011	RBS	37	0	37
Buy		10,000,000	11/2011	GSC	146	0	146
Buy		27,405,224	11/2011	JPM	435	0	435
Buy	MXN	14,733	07/2011	CITI	47	0	47
Buy		11,554	07/2011	DUB	49	0	49
Buy		890,677	07/2011	HSBC	3,259	0	3,259
Sell		125,821	07/2011	HSBC	0	(63)	(63)
Buy		12,258	07/2011	MSC	47	0	47
Sell		816,864	07/2011	MSC	33	0	33
Buy		13,463	07/2011	UBS	50	0	50

See Accompanying Notes	Semiannual Report	June 30, 2011	23

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	175,954	11/2011	HSBC	$95	$0	$95
Buy		837,168	11/2011	MSC	12	(16)	(4)
Buy		20,291	11/2011	UBS	11	0	11
Buy	MYR	10,800	08/2011	BCLY	86	0	86
Buy		20,900	08/2011	CITI	156	0	156
Buy		6,007	08/2011	HSBC	40	0	40
Buy		3,500	08/2011	JPM	25	0	25
Buy	PHP	107,009	11/2011	BCLY	48	0	48
Buy		319,048	11/2011	CITI	76	(11)	65
Buy		44,050	11/2011	DUB	13	0	13
Buy		57,096	11/2011	GSC	13	0	13
Buy		127,260	11/2011	JPM	34	(8)	26
Buy		265,500	03/2012	CITI	0	(26)	(26)
Buy		60,000	03/2012	HSBC	0	(2)	(2)
Buy		942,164	03/2012	JPM	5	(62)	(57)
Buy		65,597	03/2012	MSC	0	(1)	(1)
Buy	RUB	69,528	07/2011	BCLY	56	0	56
Sell		69,528	07/2011	BCLY	5	0	5
Buy		69,528	07/2011	CITI	0	(5)	(5)
Sell		69,528	07/2011	CITI	39	0	39
Buy	SGD	2,300	09/2011	BCLY	74	0	74
Buy		4,500	09/2011	CITI	146	0	146
Buy		18,300	09/2011	DUB	152	0	152
Buy		8,626	09/2011	GSC	15	0	15
Buy		12,482	09/2011	JPM	235	0	235
Buy		13,100	09/2011	RBS	237	0	237
Buy		4,600	09/2011	UBS	0	0	0
Buy	TRY	39,467	07/2011	HSBC	0	(709)	(709)
Sell		45,034	07/2011	HSBC	0	(354)	(354)
Buy		5,567	07/2011	JPM	0	(186)	(186)
Buy		45,034	10/2011	HSBC	354	0	354
Buy	TWD	49,903	01/2012	BCLY	20	0	20
Buy		30,000	01/2012	GSC	14	0	14
Buy		30,000	01/2012	HSBC	14	0	14
Buy		30,000	01/2012	JPM	15	0	15
Sell	ZAR	5,366	07/2011	BCLY	9	0	9
Buy		2,785	07/2011	CITI	11	0	11
Sell		3,358	07/2011	CSFB	5	0	5
Buy		6,270	07/2011	HSBC	24	0	24
Sell		183,662	07/2011	HSBC	0	(614)	(614)
Buy		165,821	07/2011	JPM	203	0	203
Buy		19,524	07/2011	MSC	20	0	20
Sell		2,015	07/2011	MSC	3	0	3
Buy		8,362	09/2011	BCLY	124	0	124
Buy		4,559	09/2011	MSC	67	0	67
Buy		3,800	09/2011	UBS	56	0	56
Buy		183,662	10/2011	HSBC	606	0	606

					$18,366	$(13,316)	$5,050

24	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

(q)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Investments, at value
Bank Loan Obligations	$0	$26,238	$0	$26,238
Corporate Bonds & Notes
Banking & Finance	0	2,523,059	8,620	2,531,679
Industrials	0	658,467	0	658,467
Utilities	0	178,737	0	178,737
Convertible Bonds & Notes
Industrials	0	37,239	0	37,239
Municipal Bonds & Notes
California	0	116,399	0	116,399
Colorado	0	3,829	0	3,829
Connecticut	0	18,355	0	18,355
Florida	0	4,945	0	4,945
Illinois	0	12,203	0	12,203
Iowa	0	794	0	794
Nebraska	0	6,705	0	6,705
Nevada	0	4,473	0	4,473
New Jersey	0	47,467	0	47,467
New York	0	40,607	0	40,607
Ohio	0	10,159	0	10,159
Texas	0	32,515	0	32,515
U.S. Government Agencies	0	1,340,846	41	1,340,887
U.S. Treasury Obligations	0	280,810	0	280,810
Mortgage-Backed Securities	0	637,180	1,097	638,277
Asset-Backed Securities	0	219,373	45,535	264,908
Sovereign Issues	0	473,437	12,358	485,795
Preferred Securities
Banking & Finance	0	1,993	9,389	11,382

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Short-Term Instruments
Certificates of Deposit	$0	$264,932	$0	$264,932
Commercial Paper	0	82,326	0	82,326
Repurchase Agreements	0	96,800	0	96,800
Short-Term Notes	0	10,117	0	10,117
U.S. Treasury Bills	0	5,534	0	5,534
PIMCO Short-Term Floating NAV Portfolio	2,293,954	0	0	2,293,954
Purchased Options
Interest Rate Contracts	0	630	0	630
	$2,293,954	$7,136,169	$77,040	$9,507,163

Short Sales, at value	$0	$(57,924)	$0	$(57,924)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	7,841	0	7,841
Foreign Exchange Contracts	0	18,366	0	18,366
Interest Rate Contracts	28,230	11,452	0	39,682
	$28,230	$37,659	$0	$65,889

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(3,008)	0	(3,008)
Foreign Exchange Contracts	0	(13,316)	0	(13,316)
Interest Rate Contracts	(4,076)	(31,749)	(5,587)	(41,412)

	$(4,076)	$(48,073)	$(5,587)	$(57,736)

Totals	$2,318,108	$7,067,831	$71,453	$9,457,392

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,210	$7,751	$(2,200)	$(19)	$0	$(122)	$0	$0	$8,620	$(84)
Industrials	591	0	(220)	0	3	1	0	(375)	0	0
U.S. Government Agencies	42	0	(1)	0	0	0	0	0	41	41
Mortgage-Backed Securities	0	1,090	0	0	0	7	0	0	1,097	7
Asset-Backed Securities	43,801	29,308	(4,968)	45	28	(252)	0	(22,427)	45,535	16,188
Sovereign Issues	0	11,882	0	0	0	476	0	0	12,358	476
Preferred Securities
Banking & Finance	9,459	0	0	0	0	(70)	0	0	9,389	(69)
Short-Term Instruments
Short-Term Notes	9,942	0	0	126	0	48	0	(10,116)	0	0

	$67,045	$50,031	$(7,389)	$152	$31	$88	$0	$(32,918)	$77,040	$16,559

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(6,469)	$0	$0	$0	$0	$882	$0	$0	$(5,587)	$882

Totals	$60,576	$50,031	$(7,389)	$152	$31	$970	$0	$(32,918)	$71,453	$17,441

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	Semiannual Report	June 30, 2011	25

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

(r)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$630	$630
Variation margin receivable (2)	0	0	0	0	3,024	3,024
Unrealized appreciation on foreign currency contracts	0	0	0	18,366	0	18,366
Unrealized appreciation on swap agreements	0	7,841	0	0	11,452	19,293

	$0	$7,841	$0	$18,366	$15,106	$41,313

Liabilities:
Written options outstanding	$0	$47	$0	$0	$20,209	$20,256
Variation margin payable (2)	0	0	0	0	1,522	1,522
Unrealized depreciation on foreign currency contracts	0	0	0	13,316	0	13,316
Unrealized depreciation on swap agreements	0	2,961	0	0	17,127	20,088

	$0	$3,008	$0	$13,316	$38,858	$55,182

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$23,826	$0	$24	$2,971	$26,821
Net realized gain on foreign currency transactions	0	0	0	21,927	0	21,927

	$0	$23,826	$0	$21,951	$2,971	$48,748

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$156	$156
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	(11,863)	0	0	33,509	21,646
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(12,196)	0	(12,196)

	$0	$(11,863)	$0	$(12,196)	$33,665	$9,606

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $24,154 as reported in the Notes to Schedule of Investments.

(s)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$8,438	$(8,820)	$(382)
BNP	(398)	590	192
BOA	(3,277)	4,092	815
CITI	2,103	(1,290)	813
CSFB	419	(1,730)	(1,311)
DUB	2,653	(2,970)	(317)
GSC	(1,104)	1,150	46
HSBC	10,761	(9,390)	1,371
JPM	(1,007)	1,301	294
MLP	1,997	(2,090)	(93)
MSC	(3,032)	2,831	(201)
RBC	(1,805)	1,980	175
RBS	(6,617)	5,516	(1,101)
SOG	410	(410)	0
UBS	210	(570)	(360)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

26	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  ORGANIZATION

The PIMCO Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are

Semiannual Report	June 30, 2011	27

Notes to Financial Statements (Cont.)

not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of

28	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statement of Assets and Liabilities.

(f) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Semiannual Report	June 30, 2011	29

Notes to Financial Statements (Cont.)

(g) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended June 30, 2011 are disclosed in the Notes to the Schedule of Investments.

(h) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(i) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(j) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(k) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option.

30	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. For a Portfolio with income linked to inflation, writing inflation-capped options provides additional income and hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future. The Portfolio may enter into credit default swaption agreements to earn income on the premiums or to hedge exposure to the credit risk of an investment without making a commitment to the underlying contract.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

Options on Securities  The Portfolio may enter into options on securities (“Equity Option”). An Equity Option uses a specified equity security as the underlying for the option contract. The Portfolio may write or purchase options for income purposes or to hedge an existing position or future investment.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A short straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The short straddle profits when the underlying security price has little volatility before the expiration date. A long straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The long straddle profits when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to

Semiannual Report	June 30, 2011	31

Notes to Financial Statements (Cont.)

deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk

32	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was

placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. Prior to February 14, 2011, Allianz Global Investors Distributors LLC, an indirect wholly-owned subsidiary of AGI, was the Distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributors on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributors was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person,

Semiannual Report	June 30, 2011	33

Notes to Financial Statements (Cont.)

$500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2011, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$73,628	$2,259

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 12/31/2010	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation	Market Value 06/30/2011	Dividend Income
$1,967,786	$1,376,858	$(1,051,400)	$74	$636	$2,293,954	$3,758

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$13,883,958	$15,829,217	$1,850,032	$348,304

34	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2011		Year Ended 12/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,253	$25,088	8,789	$100,305
Administrative Class	86,346	964,609	236,850	2,659,174
Advisor Class	25,972	290,319	37,928	428,938

Issued as reinvestment of distributions
Institutional Class	293	3,274	1,389	15,471
Administrative Class	8,225	92,014	33,577	374,028
Advisor Class	729	8,161	2,227	24,785

Cost of shares redeemed
Institutional Class	(5,648)	(63,046)	(8,872)	(98,978)
Administrative Class	(75,343)	(840,498)	(129,418)	(1,456,314)
Advisor Class	(3,826)	(42,661)	(8,087)	(91,444)
Net increase resulting from Portfolio share transactions	39,001	$437,260	174,383	$1,955,965

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Institutional Class	5	94
Administrative Class	6	59
Advisor Class	5	72

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$269,678	$ (49,580)	$220,098

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

Semiannual Report	June 30, 2011	35

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	INR	Indian Rupee	RUB	Russian Ruble
BRL	Brazilian Real	JPY	Japanese Yen	SGD	Singapore Dollar
CAD	Canadian Dollar	KRW	South Korean Won	TRY	Turkish New Lira
CNY	Chinese Renminbi	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD	United States Dollar
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand
IDR	Indonesian Rupiah

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.HY	Credit Derivatives Index - High Yield

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	GTD	Guaranteed	PSF	Public School Fund
FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds	CLO	Collateralized Loan Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate

36	PIMCO Variable Insurance Trust

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS71_063011

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2011

PIMCO Unconstrained Bond Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. Investors should consider the investment objectives, risks, charges and expenses of this Portfolio carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Portfolio’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Portfolio and variable product prospectuses carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2011. On the following pages please find specific details as to each Portfolio’s investment performance and a discussion of the factors that affected performance.

Over the reporting period, we witnessed a number of events with significant repercussions for financial markets and the world’s general well-being. Particularly, the ongoing social unrest throughout the Middle East/North Africa and the after effects of the devastating earthquake and tsunami in Japan continue to weigh on markets globally. In addition, the sovereign credit quality of a growing number of developed economies continues to deteriorate, which could have significant impacts on the global economy and financial markets. Outside of the reporting period on August 5, 2011, Standard & Poor’s (an independent credit rating agency), downgraded its credit rating on U.S. sovereign debt from AAA to AA+, followed by a similar downgrade announced on August 8, 2011, on debt issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), as well as farm lenders and U.S. government-backed debt issued by certain banks and credit unions. Furthermore, in reaction to the growing sovereign debt crisis in the Eurozone, the European Central Bank announced on August 7, 2011 that it will begin buying debt issued by Italy and Spain to help prevent contagion. As such, these events present investors with heightened allocation challenges amidst market price disruptions.

In this market environment and more generally in all market environments, PIMCO remains highly focused on risk management and on how best to mitigate risks in each of our investment strategies. As investors, the importance of being prepared and vigilant to multiple scenarios is crucial to successful investing, while searching for attractive investment opportunities throughout the global marketplace.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Yields on U.S. Treasury securities ended the period lower, except for 30-year maturities, which ended the period slightly higher. Continued concern over the sovereign debt crisis in the Eurozone resulted in a flight-to-quality towards the latter part of the period, boosting demand for U.S. Treasury securities, which generally outperformed other developed sovereign bond markets on a hedged basis. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%, and the Bank of England held its key lending rate at 0.50%. The European Central Bank raised its main policy rate to 1.50% (which included a 0.25% increase during the reporting period and a further increase of 0.25% outside of the reporting period) in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 3.16% at the end of the reporting period, as compared to 3.29% on December 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.72%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 5.81%. Longer-term TIPS rallied as economic growth prospects continued to wane; also, strong global demand for long-dated TIPS given relatively high real yields helped to support the sector. Shorter-maturity TIPS rallied significantly in the first quarter as the unstable situation in the Middle East/North Africa and the decline of the U.S. dollar pushed commodity prices up, resulting in lower real yields. And while short-term yields retreated somewhat in the second quarter of 2011, front-end TIPS gained overall during the reporting period. Strong inflation accruals following the commodity rally during the first quarter also underpinned TIPS returns. Furthermore, breakeven inflation levels (or the difference

2	PIMCO Variable Insurance Trust

between nominal and real yields) widened during the reporting period and TIPS outperformed nominal U.S. Treasury securities.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as muted pre-payment speeds and strong demand from foreign investors, banks and mortgage Real Estate Investments Trusts (“REITs”) contributed to Agency MBS outperformance. Despite weaker tones in the broader markets due to sovereign debt concerns and signs of slowing economic growth, non-Agency MBS and Commercial MBS (“CMBS”) also outperformed like-duration U.S. Treasury securities due to limited supply and increased demand for higher yielding assets.

■

Corporate bonds generally outperformed like-duration U.S. Treasury securities and high yield credits performed especially well given improving fundamentals, despite elevated risk aversion towards the end of the reporting period. Corporate fundamentals remained favorable due to growing revenues and earnings, increasing cash balances, and considerably lower defaults.

■

Emerging market (“EM”) fixed-income assets outperformed U.S. Treasury securities as EM debt benefited from stronger economic conditions against the back drop of an increasingly uncertain economic outlook in developed countries and the ongoing sovereign debt challenges in Greece and the Eurozone. Despite the volatile period, fundamentals continued to favor EM debt. Approximately $27 billion in net inflows were allocated by investors to EM fixed income during the first half of 2011. Of this total, roughly 65% was directed to vehicles investing in debt issued in EM local markets, benefiting the fastest growing portion of the asset class, which outperformed EM debt denominated in U.S. dollars.

■

Equity markets worldwide ended the period with positive returns but generally trended lower towards the latter part of the reporting period due to concerns over the European sovereign debt crisis, continued high U.S. unemployment, and slower economic growth in the wake of the end of the Federal Reserve’s quantitative easing program (commonly called “QE2”). U.S. equities, as measured by the S&P 500 Index, returned 6.02%, and global equities, as represented by the MSCI World Index, returned 5.29%.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust August 8, 2011

Semiannual Report	June 30, 2011	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of eighteen separate investment portfolios, including the PIMCO Unconstrained Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates ) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from May 2, 2011 to June 30, 2011 (the date the Portfolio commenced operations).

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	June 30, 2011	5

PIMCO Unconstrained Bond Portfolio

Allocation Breakdown‡

Corporate Bonds & Notes	29.3%
Short-Term Instruments	25.7%
U.S. Government Agencies	9.4%
Asset-Backed Securities	9.0%
Mortgage-Backed Securities	8.4%
Municipal Bonds & Notes	7.0%
U.S. Treasury Obligations	5.7%
Other	5.5%
‡	% of Total Investments as of 06/30/11

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended June 30, 2011
Class Inception (05/02/2011)
PIMCO Unconstrained Portfolio Administrative Class	-0.38%
3 Month USD LIBOR Index±	0.05%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.09% for Administrative Class shares.

± 3 Month USD LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value†	$1,000.00	$1,000.00
Ending Account Value (06/30/11)	$996.23	$1,020.03
Expenses Paid During Period††	$1.55	$4.81
Net Annualized Expense Ratio†††	0.96%	0.96%

† The Beginning Account Value for the Portfolio’s Administrative Class is reflective as of 05/02/11 for Actual Performance and 01/01/11 for the Hypothetical Performance

†† Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio multiplied by the average account value over the period, multiplied by 59/365 (to reflect the period since inception date of 05/02/11). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

†††The annualized expense ratio reflects net annualized expenses after application of an expense waiver of 0.09%.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Unconstrained Bond Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	The Portfolio launched operations on May 2, 2011.

»	Exposure to investment-grade corporates detracted from performance, driven primarily by select issuer exposure in the banking sector.

»

Exposure to Agency mortgage-backed securities (“MBS”) benefited returns as the sector exhibited positive returns over the reporting period. However, exposure to non-Agency MBS detracted from overall performance; the Markit ABX 06-2 Index, which generally tracks the price performance of non-Agency MBS, decreased in price from $56.50 to $50.31.

»

Modest exposure to municipal bonds added to portfolio returns, namely via holdings of Build America Bonds (“BABs”), which outperformed the general municipal bond index. A Barclays Capital index comprised of the Barclays Capital California BABs Index returned 2.29% over the period, whereas the broader Barclays Capital Municipal Bond Index returned 2.04%.

»

Non-U.S. dollar currency positions were net negative for performance, driven primarily by the Portfolio’s long exposure to the Canadian dollar, the Mexican nuevo peso, and the Norwegian krone versus the U.S. dollar. These currencies depreciated versus the U.S. dollar. A modest short exposure to the Euro, which depreciated versus the U.S. dollar, added to overall returns.

»

Duration (or sensitivity to changes in market interest rates) hedging in the portfolio, primarily via pay-fixed interest rate swaps in the U.S., detracted from overall performance as U.S. rates in the intermediate portion of the yield curve generally decreased over the reporting period.

6	PIMCO Variable Insurance Trust

Financial Highlights PIMCO Unconstrained Bond Portfolio

Selected Per Share Data for the Period Ended:	05/02/2011-06/30/2011+

Administrative Class
Net asset value beginning of period	$10.00
Net investment income (a)	0.02
Net realized/unrealized (loss) on investments	(0.06)
Total (loss) from investment operations	(0.04)
Dividends from net investment income	(0.01)
Total distributions	(0.01)
Net asset value end of period	$9.95
Total return	(0.38)%
Net assets end of period (000s)	$123,843
Ratio of expenses to average net assets	0.96	%*
Ratio of expenses to average net assets excluding waivers	1.05	%*
Ratio of expenses to average net assets excluding interest expense	0.96	%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.05	%*
Ratio of net investment income to average net assets	1.42	%*
Portfolio turnover rate	132	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2011	7

Statement of Assets and Liabilities PIMCO Unconstrained Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2011

Assets:
Investments, at value	$96,047
Investments in Affiliates, at value	31,711
Repurchase agreements, at value	225
Cash	1
Deposits with counterparty	407
Foreign currency, at value	407
Receivable for investments sold	14,596
Receivable for Portfolio shares sold	227
Interest and dividends receivable	803
Dividends receivable from Affiliates	8
Variation margin receivable	37
Swap premiums paid	39
Unrealized appreciation on foreign currency contracts	222
Unrealized appreciation on swap agreements	127
144,857

Liabilities:
Payable for investments purchased	$7,121
Payable for investments in Affiliates purchased	8
Payable for Portfolio shares redeemed	1
Payable for short sales	12,469
Written options outstanding	45
Accrued related party fees	98
Variation margin payable	64
Swap premiums received	791
Unrealized depreciation on foreign currency contracts	276
Unrealized depreciation on swap agreements	141
21,014

Net Assets	$123,843

Net Assets Consist of:
Paid in capital	$124,283
Undistributed net investment income	112
Accumulated undistributed net realized (loss)	(174)
Net unrealized (depreciation)	(378)
$123,843

Net Assets:
Administrative Class	$123,843

Shares Issued and Outstanding:
Administrative Class	12,444

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$9.95

Cost of Investments	$96,603
Cost of Investments in Affiliates	$31,713
Cost of Repurchase Agreements	$225
Cost of Foreign Currency Held	$404
Proceeds Received on Short Sales	$12,570
Premiums Received on Written Options	$78

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations PIMCO Unconstrained Bond Portfolio

(Unaudited)

(Amounts in thousands)	Period from May 2, 2011 to June 30, 2011

Investment Income:
Interest	$415
Dividends from Affiliate investments	14
Total Income	429

Expenses:
Investment advisory fees	107
Supervisory and administrative fees	53
Servicing fees – Administrative Class	27
Total Expenses	187
Waiver and/or Reimbursement by PIMCO	(17)
Net Expenses	170

Net Investment Income	259

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(77)
Net realized (loss) on Affiliate investments	(1)
Net realized (loss) on futures contracts, written options and swaps	(88)
Net realized (loss) on foreign currency transactions	(8)
Net change in unrealized (depreciation) on investments	(444)
Net change in unrealized (depreciation) on Affiliate investments	(2)
Net change in unrealized appreciation on futures contracts, written options and swaps	120
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(52)
Net (Loss)	(552)

Net (Decrease) in Net Assets Resulting from Operations	$(293)

See Accompanying Notes	Semiannual Report	June 30, 2011	9

Statement of Changes in Net Assets PIMCO Unconstrained Bond Portfolio

(Amounts in thousands)	Period from May 2, 2011 to June 30, 2011 (Unaudited)

Increase in Net Assets from:

Operations:
Net investment income	$259
Net realized (loss)	(173)
Net realized (loss) on Affiliate investments	(1)
Net change in unrealized (depreciation)	(376)
Net change in unrealized (depreciation) on Affiliate investments	(2)
Net (decrease) resulting from operations	(293)

Distributions to Shareholders:
From net investment income
Administrative Class	(147)

Total Distributions	(147)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	124,283

Total Increase in Net Assets	123,843

Net Assets:
Beginning of period	0
End of period*	$123,843

*Including undistributed net investment income of:	$112

**	See note 11 in the Notes to Financial Statements.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments PIMCO Unconstrained Bond Portfolio

June 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 3.8%

AES Corp.
4.250% due 05/27/2018		$2,496	$2,503

AGFS Funding Co.
5.500% due 05/10/2017		200	196

Charter Communications, Inc.
3.500% due 09/06/2016		1,000	998

Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018		1,000	1,005

Total Bank Loan Obligations (Cost $4,700)			4,702

CORPORATE BONDS & NOTES 30.2%

BANKING & FINANCE 20.4%

Abbey National Treasury Services PLC
3.875% due 11/10/2014		1,300	1,324

American International Group, Inc.
8.250% due 08/15/2018		1,200	1,378

Banco Bradesco S.A.
2.361% due 05/16/2014		300	304

Bank of America Corp.
5.650% due 05/01/2018		800	844
7.625% due 06/01/2019		1,200	1,391

Barclays Bank PLC
1.323% due 01/13/2014		600	602
5.125% due 01/08/2020		1,200	1,219

CIT Group, Inc.
7.000% due 05/01/2015		400	402

Citigroup, Inc.
2.262% due 08/13/2013		200	204
3.953% due 06/15/2016		100	102

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	1,000	1,455

Ford Motor Credit Co. LLC
7.000% due 10/01/2013		$600	643
7.500% due 08/01/2012		400	419

General Electric Capital Corp.
1.144% due 01/07/2014		400	403

Goldman Sachs Group, Inc.
3.625% due 02/07/2016		600	607
5.375% due 03/15/2020		1,200	1,241

HSBC Bank PLC
3.100% due 05/24/2016		500	497

International Lease Finance Corp.
5.750% due 05/15/2016		100	99
6.250% due 05/15/2019		200	196
6.500% due 09/01/2014		800	852

JPMorgan Chase & Co.
3.450% due 03/01/2016		600	612
4.625% due 05/10/2021		700	695
4.950% due 03/25/2020		1,200	1,241

LBG Capital No.1 PLC
7.588% due 05/12/2020	GBP	1,100	1,629

Lloyds TSB Bank PLC
5.800% due 01/13/2020		$1,200	1,203

Merrill Lynch & Co., Inc.
5.571% due 10/04/2012		400	414

Morgan Stanley
5.750% due 01/25/2021		400	405

QBE Capital Funding III Ltd.
7.250% due 05/24/2041		200	201

Royal Bank of Scotland Group PLC
4.375% due 03/16/2016		600	605
5.625% due 08/24/2020		1,200	1,202

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Corp.
0.574% due 01/27/2014	$400	$379
5.000% due 04/15/2015	700	704

Union Bank N.A.
1.202% due 06/06/2014	1,200	1,200

Vnesheconombank Via VEB Finance Ltd.
6.902% due 07/09/2020	600	641

		25,313

INDUSTRIALS 8.9%

ALROSA Finance S.A.
7.750% due 11/03/2020	600	654

Altria Group, Inc.
4.750% due 05/05/2021	500	500

Audatex North America, Inc.
6.750% due 06/15/2018	550	555

Barrick North America Finance LLC
4.400% due 05/30/2021	100	100

Charter Communications Operating LLC
8.000% due 04/30/2012	1,000	1,045

DISH DBS Corp.
6.750% due 06/01/2021	500	515

Georgia-Pacific LLC
7.125% due 01/15/2017	1,100	1,160

Gerdau Trade, Inc.
5.750% due 01/30/2021	700	715

HCA, Inc.
9.625% due 11/15/2016 (a)	1,100	1,173

Hewlett-Packard Co.
0.534% due 05/24/2013	300	301

Lyondell Chemical Co.
11.000% due 05/01/2018	1,200	1,350

Massachusetts Institute of Technology
5.600% due 07/01/2111	100	103

Noble Group Ltd.
6.625% due 08/05/2020	900	925

Novatek Finance Ltd.
5.326% due 02/03/2016	800	828

Xerox Corp.
1.080% due 05/16/2014	1,100	1,106

		11,030

UTILITIES 0.9%

AES Corp.
7.375% due 07/01/2021	1,100	1,118

Total Corporate Bonds & Notes (Cost $37,760)		37,461

CONVERTIBLE BONDS & NOTES 0.1%

INDUSTRIALS 0.2%

Transocean, Inc.
1.500% due 12/15/2037	200	197

Total Convertible Bonds & Notes (Cost $196)		197

MUNICIPAL BONDS & NOTES 7.2%

CALIFORNIA 3.2%

California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	2,550	2,781

California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	1,100	1,201

		3,982

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASSACHUSETTS 3.2%

Massachusetts State Port Authority Revenue Notes, Series 2011
6.202% due 07/01/2031	$3,900	$3,924

NEW JERSEY 0.8%

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	1,000	1,029

Total Municipal Bonds & Notes (Cost $8,945)		8,935

U.S. GOVERNMENT AGENCIES 9.8%

Fannie Mae
3.000% due 08/25/2016- 07/01/2026	3,200	3,201
3.500% due 07/01/2026- 04/01/2041	5,993	5,856
4.000% due 07/01/2026- 02/01/2041	3,000	3,042

Total U.S. Government Agencies (Cost $12,124)		12,099

U.S. TREASURY OBLIGATIONS 5.9%

Treasury Inflation Protected Securities (b)
1.125% due 01/15/2021 (e)	5,448	5,656
2.125% due 02/15/2041	616	669

U.S. Treasury Notes
3.125% due 05/15/2021	1,000	996

Total U.S. Treasury Obligations (Cost $7,286)		7,321

MORTGAGE-BACKED SECURITIES 8.7%

BCAP LLC Trust
5.250% due 06/26/2036	1,191	1,031

Bear Stearns Adjustable Rate Mortgage Trust
2.945% due 01/25/2035	96	87

Countrywide Alternative Loan Trust
6.000% due 02/25/2037	958	633
6.000% due 05/25/2037	843	568

Fosse Master Issuer PLC
1.619% due 10/18/2054	1,000	999

Harborview Mortgage Loan Trust
0.596% due 11/19/2034	132	78

Indymac Index Mortgage Loan Trust
2.725% due 10/25/2034	96	90

JPMorgan Alternative Loan Trust
0.336% due 07/25/2036	718	608

RBSSP Resecuritization Trust
0.444% due 02/26/2037	2,000	1,638

Structured Asset Securities Corp.
5.500% due 09/25/2035	1,100	1,009

Thornburg Mortgage Securities Trust
0.286% due 03/25/2037	518	505

Wachovia Bank Commercial Mortgage Trust
0.267% due 06/15/2020	1,547	1,404

WaMu Mortgage Pass-Through Certificates
0.416% due 04/25/2045	194	162

Wells Fargo Mortgage-Backed Securities Trust
2.744% due 01/25/2035	1,100	972
2.771% due 07/25/2035	1,044	940

Total Mortgage-Backed Securities (Cost $10,854)		10,724

See Accompanying Notes	Semiannual Report	June 30, 2011	11

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 9.3%

Bear Stearns Asset-Backed Securities Trust
0.386% due 04/25/2037		$1,100	$665
1.436% due 08/25/2037		359	217

Chester Asset Receivables Dealings
1.012% due 04/15/2016	GBP	600	939

Citibank Omni Master Trust
2.287% due 05/16/2016		$2,000	2,025

Countrywide Asset-Backed Certificates
0.446% due 05/25/2036		350	304
5.103% due 05/25/2035		800	664
5.595% due 08/25/2035		600	429
5.884% due 07/25/2036		300	142

Credit-Based Asset Servicing & Securitization LLC
5.419% due 03/25/2037		3,500	1,454

GSAMP Trust
0.416% due 03/25/2047		2,000	701

Morgan Stanley ABS Capital I
0.326% due 11/25/2036		300	100

Olympic CLO Ltd.
0.741% due 05/15/2016		283	279

Penarth Master Issuer PLC
0.850% due 05/18/2015		600	600

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Race Point CLO
0.811% due 05/15/2015		$359	$355

Securitized Asset-Backed Receivables LLC Trust
0.951% due 02/25/2034		935	728

SLM Student Loan Trust
2.350% due 04/15/2039		1,169	1,172

Structured Asset Investment Loan Trust
0.546% due 10/25/2035		978	734

Total Asset-Backed Securities (Cost $11,630)			11,508

SOVEREIGN ISSUES 1.7%

Canada Government Bond
2.000% due 08/01/2013	CAD	2,000	2,091

Total Sovereign Issues (Cost $2,087)			2,091

SHORT-TERM INSTRUMENTS 26.6%

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
0.010% due 07/01/2011		$225	225

(Dated 06/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 07/21/2011 valued at $230. Repurchase proceeds are $225.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.8%
0.056% due 09/15/2011 (d)	$960	$960

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 25.6%
	3,165,061	31,711

Total Short-Term Instruments (Cost $32,898)		32,896

PURCHASED OPTIONS (g) 0.0%
(Cost $61)		49

Total Investments 103.3% (Cost $128,541)		$127,983

Written Options (h) (0.0%) (Premiums $78)		(45)

Other Assets and Liabilities (Net) (3.3%)		(4,095)

Net Assets 100.0%		$123,843

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Payment in-kind bond security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $690 have been pledged as collateral as of June 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	Securities with an aggregate market value of $26 and cash of $407 have been pledged as collateral for the following open futures contracts on June 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor September Futures	Long	09/2011	200	$27
90-Day Eurodollar September Futures	Long	09/2011	48	3
Euro-Bobl September Futures	Long	09/2011	34	5
U.S. Treasury 5-Year Note September Futures	Short	09/2011	84	36
U.S. Treasury 10-Year Note September Futures	Short	09/2011	18	30

				$101

(f)	Swap agreements outstanding on June 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)			Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
General Electric Capital Corp.	MSC	(1.000%	)	09/20/2016	1.329%	$		300	$5	$4	$1
Intesa Sanpaolo SpA	CITI	(1.000%	)	09/20/2021	1.860%		EUR	100	10	10	0
Kohl's Corp.	BOA	(1.000%	)	06/20/2016	0.850%	$		100	(1)	(1)	0
Target Corp.	MSC	(1.000%	)	06/20/2016	0.519%			100	(2)	(2)	0
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2021	0.672%			100	(3)	(2)	(1)

									$9	$9	$0

Credit Default Swaps on Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond	BCLY	1.000%	06/20/2021	1.820%	$	100	$(7)	$(7)	$0
Indonesia Government International Bond	CSFB	1.000%	06/20/2021	1.820%		100	(7)	(7)	0

							$(14)	$(14)	$0

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
CDX.HY-16 5-Year Index	BNP	(5.000%	)	06/20/2016	$	5,400	$(96)	$(125)	$29
CDX.HY-16 5-Year Index	CITI	(5.000%	)	06/20/2016		3,000	(53)	(95)	42

							$(149)	$(220)	$71

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE.AAA.06-1 Index	CSFB	0.180%	07/25/2045	$	284	$(36)	$(42)	$6

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.465%	01/02/2013	HSBC	BRL	12,400	$(9)	$12	$(21)
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MSC		9,000	(4)	11	(15)
Pay	1-Year BRL-CDI	12.555%	01/02/2014	HSBC		17,300	14	3	11
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA	$	300	(6)	(9)	3
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		18,700	(409)	(305)	(104)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HSBC		3,000	(65)	(94)	29
Receive	3-Month USD-LIBOR	4.000%	06/15/2031	CITI		5,000	(48)	(49)	1
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	CSFB	JPY	40,000	(5)	(5)	0
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	RBS		400,000	(44)	(49)	5

							$(576)	$(485)	$(91)

(g)	Purchased options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price		Expiration Date	# of Contracts	Cost	Market Value

Put - CBOT U.S. Treasury 30-Year Bond September Futures	$	116.000	08/26/2011	12	$ 5	$4

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Exercise Date	Notional Amount		Cost	Market Value
Put - OTC 20-Year Interest Rate Swap	RBS	6-Month EUR-LIBOR	Receive	4.361%	11/25/2011	EUR	1,400	$18	$17

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC CDX.HY-16 5-Year Index	BOA	Buy	100.000%	09/21/2011	$	400	$10	$7
Put - OTC CDX.HY-16 5-Year Index	MSC	Buy	100.000%	09/21/2011		600	16	10
Put - OTC CDX.HY-16 5-Year Index	MSC	Buy	0.950%	12/21/2011		700	12	11

							$38	$28

See Accompanying Notes	Semiannual Report	June 30, 2011	13

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

(h)	Written options outstanding on June 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 30-Year Bond September Futures	$132.000	08/26/2011	12	$5	$(2)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Receive	3.400%	07/27/2011	EUR	200	$1	$ (1)
Put - OTC 10-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	3.800%	07/27/2011		200	2	0
Call - OTC 20-Year Interest Rate Swap	RBS	6-Month EUR-LIBOR	Receive	3.361%	11/25/2011		1,400	24	(10)

								$27	$ (11)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-16 5-Year Index	BCLY	Sell	1.200%	08/17/2011	$ 2,400	$6	$(2)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.000%	09/21/2011	2,000	10	(8)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.000%	09/21/2011	3,000	15	(11)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	12/21/2011	3,500	12	(11)

						$43	$(32)

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC USD versus CAD	CITI	CAD	0.930	08/03/2011	$	400	$3	$0

Transactions in written call and put options for the period ended June 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 05/02/2011	0	$0	EUR	0	$0
Sales	12	11,300		1,800	78
Closing Buys	0	0		0	0
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 06/30/2011	12	$11,300	EUR	1,800	$78

(i)	Short sales outstanding on June 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Fannie Mae	3.500%	07/01/2041	$6,000	$5,789	$(5,733)
Fannie Mae	4.000%	07/01/2041	6,000	6,040	(5,996)
U.S. Treasury Bonds	3.625%	02/15/2021	700	741	(740)

				$12,570	$(12,469)

(6)	Market value includes $10 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on June 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	948	07/2011	DUB	$0	$(26)	$(26)
Buy	CAD	100	09/2011	BNP	2	0	2
Buy		355	09/2011	DUB	7	0	7
Buy		356	09/2011	RBC	7	0	7
Buy	CNY	25,808	11/2011	CITI	0	(33)	(33)
Buy		10,802	02/2012	HSBC	0	(6)	(6)
Buy		6,712	02/2013	HSBC	0	(12)	(12)
Sell	EUR	1,396	07/2011	BCLY	0	(33)	(33)
Sell		2,414	07/2011	BNP	0	(29)	(29)
Buy		612	07/2011	CITI	23	0	23
Sell		657	07/2011	CITI	0	(26)	(26)
Sell	GBP	2,573	09/2011	UBS	99	0	99
Buy	HKD	2,576	09/2011	BCLY	0	0	0
Buy		1,796	09/2011	CITI	0	0	0
Buy	INR	18,462	08/2011	BNP	5	0	5

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2011 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	32,525	08/2011	CITI	$6	$0	$6
Sell	JPY	218,334	07/2011	HSBC	0	(34)	(34)
Buy	KRW	1,940,850	08/2011	CITI	15	0	15
Sell		427,766	08/2011	CITI	0	(6)	(6)
Sell		210,917	08/2011	DUB	0	(3)	(3)
Buy	MXN	8,571	07/2011	CITI	0	(8)	(8)
Sell		8,571	07/2011	MSC	4	0	4
Buy		2,929	11/2011	BCLY	0	(1)	(1)
Buy		4,381	11/2011	HSBC	0	(1)	(1)
Buy		12,966	11/2011	MSC	1	(3)	(2)
Buy	MYR	1,907	08/2011	CITI	0	(8)	(8)
Buy	NOK	3,550	08/2011	BCLY	16	0	16
Sell		7,127	08/2011	BCLY	0	(29)	(29)
Buy		6,776	08/2011	RBS	25	0	25
Buy	SGD	167	09/2011	BCLY	0	0	0
Buy		1,227	09/2011	RBS	12	0	12
Buy	TWD	9,445	01/2012	BCLY	0	(6)	(6)
Buy		22,326	01/2012	CITI	0	(12)	(12)

					$222	$(276)	$(54)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011

Investments, at value
Bank Loan Obligations	$0	$4,702	$0	$4,702
Corporate Bonds & Notes
Banking & Finance	0	25,313	0	25,313
Industrials	0	11,030	0	11,030
Utilities	0	1,118	0	1,118
Convertible Bonds & Notes
Industrials	0	197	0	197
Municipal Bonds & Notes
California	0	3,982	0	3,982
Massachusetts	0	3,924	0	3,924
New Jersey	0	1,029	0	1,029
U.S. Government Agencies	0	12,099	0	12,099
U.S. Treasury Obligations	0	7,321	0	7,321
Mortgage-Backed Securities	0	8,055	2,669	10,724
Asset-Backed Securities	0	11,508	0	11,508
Sovereign Issues	0	2,091	0	2,091
Short-Term Instruments
Repurchase Agreements	0	225	0	225
U.S. Treasury Bills	0	960	0	960
PIMCO Short-Term Floating NAV Portfolio	31,711	0	0	31,711

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 06/30/2011
Purchased Options
Credit Contracts	$0	$28	$0	$28
Interest Rate Contracts	0	21	0	21
	$31,711	$93,603	$2,669	$127,983

Short Sales, at value	$0	$(12,469)	$0	$(12,469)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	78	0	78
Foreign Exchange Contracts	0	222	0	222
Interest Rate Contracts	101	49	0	150
	$101	$349	$0	$450

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(33)	0	(33)
Foreign Exchange Contracts	0	(276)	0	(276)
Interest Rate Contracts	0	(153)	0	(153)
	$0	$(462)	$0	$(462)

Totals	$31,812	$81,021	$2,669	$115,502

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2011 (8)
Investments, at value
Mortgage-Backed Securities	$0	$2,694	$(9)	$1	$1	$(18)	$0	$0	$2,669	$(18)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended June 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	Semiannual Report	June 30, 2011	15

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

June 30, 2011 (Unaudited)

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$28	$0	$0	$21	$49
Variation margin receivable(2)	0	0	0	0	37	37
Unrealized appreciation on foreign currency contracts	0	0	0	222	0	222
Unrealized appreciation on swap agreements	0	78	0	0	49	127

	$0	$106	$0	$222	$107	$435

Liabilities:
Written options outstanding	$0	$32	$0	$0	$13	$45
Variation margin payable(2)	0	0	0	0	64	64
Unrealized depreciation on foreign currency contracts	0	0	0	276	0	276
Unrealized depreciation on swap agreements	0	1	0	0	140	141

	$0	$33	$0	$276	$217	$526

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended June 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$0	$(42)	$55	$0	$(101)	$(88)
Net realized (loss) on foreign currency transactions	0	0	0	(55)	0	(55)

	$0	$(42)	$55	$(55)	$(101)	$(143)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(10)	$0	$0	$(2)	$(12)
Net change in unrealized appreciation on futures contracts, written options and swaps	0	88	0	3	29	120
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(54)	0	(54)

	$0	$78	$0	$(51)	$27	$54

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $101 as reported in the Notes to Schedule of Investments.

(m)	Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BCLY	$(62)	$0	$(62)
BNP	(118)	0	(118)
BOA	(11)	0	(11)
CITI	(550)	690	140
CSFB	(48)	0	(48)
DUB	(22)	0	(22)
HSBC	(113)	0	(113)
MSC	0	0	0
RBC	7	0	7
RBS	0	0	0
UBS	99	0	99

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  ORGANIZATION

The PIMCO Unconstrained Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers one class of shares: Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Semiannual Report	June 30, 2011	17

Notes to Financial Statements (Cont.)

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair market value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair market value hierarchy. Investments in privately held investment fund where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair market value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by

18	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statement of Assets and Liabilities.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through

Semiannual Report	June 30, 2011	19

Notes to Financial Statements (Cont.)

securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial Derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. The Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future. The Portfolio may enter into credit default swaption agreements to earn income on the premiums or to hedge exposure to the credit risk of an investment without making a commitment to the underlying contract.

Interest Rate Swaptions  The Portfolio may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. A foreign currency option will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

20	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Semiannual Report	June 30, 2011	21

Notes to Financial Statements (Cont.)

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.60%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.30%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust is permitted to reimburse the Distributor on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to the Distributor was 0.15% during the current fiscal year.

22	PIMCO Variable Insurance Trust

June 30, 2011 (Unaudited)

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and

Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. Organizational expenses will be recorded during the year ended December 31, 2011.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2011, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$1,206	$5,781

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolio are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended June 30, 2011 (amounts in thousands):

Market Value 05/02/2011	Purchases at Cost	Proceeds from Sales		Net Capital and Realized (Loss)		Change in Unrealized (Depreciation)		Market Value 06/30/2011	Dividend Income
$0	$51,914		$(20,200)		$(1)		$(2)	$31,711	$14

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$43,708	$21,965	$83,445	$9,373

Semiannual Report	June 30, 2011	23

Notes to Financial Statements (Cont.)

June 30, 2011 (Unaudited)

11.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Period from 05/02/2011 to 06/30/2011
	Shares	Amount

Receipts for shares sold
Administrative Class	12,535	$125,186
Issued as reinvestment of distributions
Administrative Class	15	147
Cost of shares redeemed
Administrative Class	(106)	(1,050)
Net increase resulting from Portfolio share transactions	12,444	$124,283

As of June 30, 2011, the number of shareholders each owning 5% or more of the total shares outstanding of each share class of the Portfolio is summarized in the following table:

	Number of Shareholders	% of Portfolio Held
Administrative Class	5	100

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2011, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)		Net Unrealized (Depreciation)
$273		$(831)		$(558)

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

24	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BNP	BNP Paribas Bank	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
CITI	Citigroup, Inc.	MSC	Morgan Stanley

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	INR	Indian Rupee	NOK	Norwegian Krone
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	TWD	Taiwanese Dollar
EUR	Euro	MXN	Mexican Peso	USD	United States Dollar
GBP	British Pound

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate
BABs	Build America Bonds	CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate

Semiannual Report	June 30, 2011	25

Approval of the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement for the PIMCO Global Advantage Strategy Bond Portfolio and PIMCO Unconstrained Bond Portfolio

(Unaudited)

On February 28, 2011, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement (together, with the Investment Advisory Contract, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”), on behalf of the PIMCO Global Advantage Strategy Bond Portfolio and PIMCO Unconstrained Bond Portfolio (the “Portfolios”) for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approval of the Agreements are described below.

1.	Information Received
A.	Materials Reviewed

The Trustees received a wide variety of materials relating to the services proposed to be provided by PIMCO. The Board reviewed information relating to the proposed fund operations, including the Portfolios’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services proposed to be provided by PIMCO to the Trust. In considering whether to approve the Agreements, the Board also reviewed comparative industry data with regard to investment advisory fees and expenses of funds with investment objectives and policies similar to those of the Portfolios. The Board also received and reviewed materials provided by counsel to the Trust and the independent Trustees, which included, among other things, a memorandum outlining legal duties of the Board in considering the approval of the Agreements. The Board also reviewed information about the personnel who would be providing investment management services and supervisory and administrative services to the Portfolios.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the Portfolios and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of the supervisory and administrative services to be provided by PIMCO to the Portfolios under the Agreements.

The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO would provide or procure supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the Portfolios and their shareholders.

3.	Investment Performance

As the Portfolios had not yet commenced operations at the time that the Agreements were considered, the Trustees did not receive nor consider investment performance information for the Portfolios.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for the Portfolios, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to the Portfolios’ investors.

The Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of the Portfolios (each as a percentage of average net assets) and compared such amounts with the average and median fees and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds. The Board compared each Portfolio’s estimated total expenses to other funds in the Lipper Expense Group and found each Portfolio’s estimated total expenses to be reasonable. At the time the Board considered the Agreements, PIMCO managed separate accounts with investment strategies that are similar to the Portfolios; however, the unified fee for the Portfolios included supervisory and administrative services in addition to investment management services and, thus, the separate accounts do not provide a meaningful comparison.

The Board also considered the Portfolios’ unified fee structure, under which the Portfolios pay for the supervisory and administrative services they require for a unified fee, and in return, PIMCO would provide or procure such services and bear the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the unified supervisory and administrative fee creates fund fees that are fixed, rather than variable. The Board concluded that each Portfolio’s proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that would be beneficial to the Portfolios and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of the Portfolios’ fees at competitive levels, in effect, setting the fees as if the Portfolios were already at scale.

The Board also noted that PIMCO had contractually agreed, through May 1, 2012, to reduce total annual fund operating expenses for each Class of each Portfolio by waiving a portion of its supervisory and administrative fee or reimbursing the applicable Portfolio, to the extent that any organizational expenses and the pro rata share of the Trust’s Trustees’ fees attributable to the applicable Class of the Portfolio exceeds 0.0049% in any year.

26	PIMCO Variable Insurance Trust

(Unaudited)

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the Portfolios, are reasonable and approval of the Agreements would likely benefit the Portfolios and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the Portfolios had not yet commenced operations at the time of the Board meeting, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the Portfolios was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in the expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the supervisory and administrative fee (which, together with the advisory fee, serves as a proxy for a Portfolio’s overall expense ratio). The Trustees also considered that PIMCO has set the proposed initial fees at comparable levels that reflect PIMCO’s expectation that assets will increase significantly.

The Board concluded that each Portfolio’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Portfolio, to the benefit of Portfolio shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Portfolios. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on its review, including its consideration of each of the factors referenced above, the Board concluded that the Agreements were fair and reasonable to the Portfolios and their shareholders, that the Portfolios’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Portfolios, and that the approval of the Agreements was in the best interests of the Portfolios and their shareholders.

Semiannual Report	June 30, 2011	27

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

PIMCO

PVITS81_063011

Item 2.	Code of Ethics.
The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.
The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.
The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.
The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments. The Schedule of Investments is included as part of the reports to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

	(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 30, 2011

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	August 24, 2011